UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

State Street® SPDR® Bloomberg 1-10 Year TIPS ETF

TIPX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg 1-10 Year TIPS ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing. Treasury yields were volatile during the period as investors reassessed the outlook for Fed policy, inflation, and geopolitical risks. Ten-year TIPS yields rose from 1.93% to 2.22%, after reaching a low of 1.65% during the period, creating periods of volatility for intermediate-duration TIPS. Although rising yields created a headwind for prices, the sector generated positive returns as elevated starting yields provided attractive income and inflation adjustments contributed positively to performance. Persistent inflation pressures and heightened geopolitical uncertainty also supported inflation-protected securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	TIPX	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,031	$10,063	$10,032
08/31/16	$9,979	$10,052	$9,981
09/30/16	$10,055	$10,046	$10,058
10/31/16	$10,041	$9,969	$10,045
11/30/16	$9,892	$9,733	$9,897
12/31/16	$9,901	$9,747	$9,907
01/31/17	$9,974	$9,766	$9,982
02/28/17	$9,997	$9,832	$10,007
03/31/17	$10,001	$9,827	$10,016
04/30/17	$10,046	$9,902	$10,059
05/31/17	$10,041	$9,979	$10,054
06/30/17	$9,959	$9,969	$9,974
07/31/17	$10,008	$10,011	$10,024
08/31/17	$10,077	$10,101	$10,094
09/30/17	$10,026	$10,053	$10,045
10/31/17	$10,040	$10,059	$10,060
11/30/17	$10,028	$10,046	$10,050
12/31/17	$10,077	$10,092	$10,098
01/31/18	$9,999	$9,976	$10,022
02/28/18	$9,952	$9,881	$9,975
03/31/18	$10,030	$9,945	$10,059
04/30/18	$10,016	$9,871	$10,044
05/31/18	$10,062	$9,941	$10,090
06/30/18	$10,089	$9,929	$10,121
07/31/18	$10,048	$9,931	$10,079
08/31/18	$10,116	$9,995	$10,148
09/30/18	$10,043	$9,931	$10,076
10/31/18	$9,963	$9,852	$9,996
11/30/18	$9,994	$9,911	$10,031
12/31/18	$10,034	$10,093	$10,070
01/31/19	$10,148	$10,200	$10,185
02/28/19	$10,158	$10,195	$10,195
03/31/19	$10,291	$10,390	$10,332
04/30/19	$10,334	$10,393	$10,376
05/31/19	$10,447	$10,577	$10,496
06/30/19	$10,550	$10,710	$10,597
07/31/19	$10,567	$10,734	$10,614
08/31/19	$10,705	$11,012	$10,756
09/30/19	$10,612	$10,953	$10,663
10/31/19	$10,641	$10,986	$10,693
11/30/19	$10,641	$10,981	$10,695
12/31/19	$10,712	$10,973	$10,768
01/31/20	$10,855	$11,184	$10,911
02/29/20	$10,950	$11,386	$11,009
03/31/20	$10,747	$11,319	$10,807
04/30/20	$10,967	$11,520	$11,030
05/31/20	$11,035	$11,573	$11,098
06/30/20	$11,156	$11,646	$11,218
07/31/20	$11,317	$11,820	$11,388
08/31/20	$11,477	$11,725	$11,548
09/30/20	$11,434	$11,718	$11,506
10/31/20	$11,385	$11,666	$11,458
11/30/20	$11,472	$11,781	$11,546
12/31/20	$11,615	$11,797	$11,690
01/31/21	$11,686	$11,712	$11,764
02/28/21	$11,593	$11,543	$11,672
03/31/21	$11,607	$11,399	$11,689
04/30/21	$11,757	$11,489	$11,846
05/31/21	$11,864	$11,527	$11,952
06/30/21	$11,872	$11,608	$11,961
07/31/21	$12,151	$11,737	$12,247
08/31/21	$12,125	$11,715	$12,219
09/30/21	$12,072	$11,614	$12,165
10/31/21	$12,169	$11,610	$12,263
11/30/21	$12,196	$11,645	$12,292
12/31/21	$12,250	$11,615	$12,356
01/31/22	$12,100	$11,365	$12,199
02/28/22	$12,215	$11,238	$12,315
03/31/22	$12,026	$10,926	$12,129
04/30/22	$11,912	$10,511	$12,021
05/31/22	$11,904	$10,579	$12,009
06/30/22	$11,610	$10,413	$11,712
07/31/22	$12,030	$10,667	$12,137
08/31/22	$11,744	$10,366	$11,849
09/30/22	$11,162	$9,918	$11,258
10/31/22	$11,283	$9,790	$11,381
11/30/22	$11,418	$10,150	$11,519
12/31/22	$11,322	$10,104	$11,443
01/31/23	$11,492	$10,415	$11,595
02/28/23	$11,358	$10,145	$11,461
03/31/23	$11,668	$10,403	$11,784
04/30/23	$11,691	$10,466	$11,803
05/31/23	$11,558	$10,352	$11,670
06/30/23	$11,499	$10,315	$11,616
07/31/23	$11,555	$10,308	$11,668
08/31/23	$11,507	$10,242	$11,621
09/30/23	$11,395	$9,982	$11,512
10/31/23	$11,384	$9,824	$11,501
11/30/23	$11,596	$10,269	$11,711
12/31/23	$11,815	$10,662	$11,945
01/31/24	$11,873	$10,633	$11,990
02/29/24	$11,769	$10,483	$11,887
03/31/24	$11,852	$10,580	$11,981
04/30/24	$11,739	$10,312	$11,867
05/31/24	$11,897	$10,487	$12,031
06/30/24	$11,990	$10,587	$12,118
07/31/24	$12,162	$10,834	$12,294
08/31/24	$12,238	$10,990	$12,379
09/30/24	$12,391	$11,137	$12,534
10/31/24	$12,235	$10,860	$12,378
11/30/24	$12,297	$10,975	$12,434
12/31/24	$12,187	$10,796	$12,333
01/31/25	$12,332	$10,853	$12,480
02/28/25	$12,538	$11,092	$12,695
03/31/25	$12,662	$11,096	$12,818
04/30/25	$12,742	$11,140	$12,900
05/31/25	$12,691	$11,060	$12,850
06/30/25	$12,791	$11,230	$12,951
07/31/25	$12,826	$11,200	$12,987
08/31/25	$13,040	$11,334	$13,208
09/30/25	$13,035	$11,458	$13,203
10/31/25	$13,052	$11,529	$13,224
11/30/25	$13,097	$11,601	$13,266
12/31/25	$13,059	$11,584	$13,242
01/31/26	$13,132	$11,596	$13,306
02/28/26	$13,239	$11,786	$13,419
03/31/26	$13,146	$11,578	$13,327
04/30/26	$13,299	$11,591	$13,484
05/31/26	$13,299	$11,628	$13,488
06/30/26	$13,232	$11,656	$13,420

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
TIPX	3.44%	2.19%	2.84%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index	3.62%	2.33%	2.99%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,998,200,595
  Number of Portfolio Holdings33
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$2,717,312

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.7%
Short-Term Investments	0.4%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	4.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	4.0%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 10/15/30	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-10 Year TIPS ETF to the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TIPX

State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF

BIL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF	$14	0.14%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in short-term interest rates and expectations for U.S. Federal Reserve ("Fed") policy. The Fed remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, expectations for additional monetary easing diminished and volatility increased across fixed income markets. Performance across the 1-3 month Treasury bill market was primarily influenced by changes in policy expectations and corresponding movements in front-end Treasury yields as investors reassessed the outlook for inflation and monetary policy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	BIL	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,001	$10,063	$10,002
08/31/16	$10,002	$10,052	$10,004
09/30/16	$10,003	$10,046	$10,007
10/31/16	$10,004	$9,969	$10,009
11/30/16	$10,005	$9,733	$10,011
12/31/16	$10,007	$9,747	$10,014
01/31/17	$10,010	$9,766	$10,018
02/28/17	$10,012	$9,832	$10,022
03/31/17	$10,014	$9,827	$10,025
04/30/17	$10,019	$9,902	$10,031
05/31/17	$10,024	$9,979	$10,037
06/30/17	$10,031	$9,969	$10,045
07/31/17	$10,037	$10,011	$10,052
08/31/17	$10,044	$10,101	$10,061
09/30/17	$10,052	$10,053	$10,070
10/31/17	$10,059	$10,059	$10,079
11/30/17	$10,067	$10,046	$10,087
12/31/17	$10,075	$10,092	$10,096
01/31/18	$10,085	$9,976	$10,107
02/28/18	$10,093	$9,881	$10,117
03/31/18	$10,106	$9,945	$10,130
04/30/18	$10,118	$9,871	$10,144
05/31/18	$10,132	$9,941	$10,159
06/30/18	$10,147	$9,929	$10,174
07/31/18	$10,162	$9,931	$10,190
08/31/18	$10,179	$9,995	$10,207
09/30/18	$10,192	$9,931	$10,223
10/31/18	$10,210	$9,852	$10,242
11/30/18	$10,228	$9,911	$10,261
12/31/18	$10,246	$10,093	$10,280
01/31/19	$10,265	$10,200	$10,301
02/28/19	$10,283	$10,195	$10,320
03/31/19	$10,303	$10,390	$10,341
04/30/19	$10,322	$10,393	$10,361
05/31/19	$10,344	$10,577	$10,383
06/30/19	$10,363	$10,710	$10,405
07/31/19	$10,381	$10,734	$10,424
08/31/19	$10,399	$11,012	$10,443
09/30/19	$10,415	$10,953	$10,461
10/31/19	$10,432	$10,986	$10,480
11/30/19	$10,444	$10,981	$10,492
12/31/19	$10,457	$10,973	$10,507
01/31/20	$10,469	$11,184	$10,521
02/29/20	$10,482	$11,386	$10,535
03/31/20	$10,501	$11,319	$10,557
04/30/20	$10,500	$11,520	$10,557
05/31/20	$10,499	$11,573	$10,557
06/30/20	$10,499	$11,646	$10,559
07/31/20	$10,500	$11,820	$10,560
08/31/20	$10,499	$11,725	$10,561
09/30/20	$10,499	$11,718	$10,562
10/31/20	$10,499	$11,666	$10,563
11/30/20	$10,498	$11,781	$10,564
12/31/20	$10,498	$11,797	$10,564
01/31/21	$10,497	$11,712	$10,565
02/28/21	$10,497	$11,543	$10,566
03/31/21	$10,496	$11,399	$10,566
04/30/21	$10,495	$11,489	$10,566
05/31/21	$10,494	$11,527	$10,566
06/30/21	$10,493	$11,608	$10,566
07/31/21	$10,492	$11,737	$10,567
08/31/21	$10,491	$11,715	$10,567
09/30/21	$10,490	$11,614	$10,567
10/31/21	$10,489	$11,610	$10,568
11/30/21	$10,488	$11,645	$10,568
12/31/21	$10,488	$11,615	$10,569
01/31/22	$10,487	$11,365	$10,569
02/28/22	$10,486	$11,238	$10,570
03/31/22	$10,487	$10,926	$10,572
04/30/22	$10,488	$10,511	$10,574
05/31/22	$10,491	$10,579	$10,580
06/30/22	$10,495	$10,413	$10,585
07/31/22	$10,502	$10,667	$10,594
08/31/22	$10,520	$10,366	$10,613
09/30/22	$10,542	$9,918	$10,635
10/31/22	$10,561	$9,790	$10,658
11/30/22	$10,592	$10,150	$10,692
12/31/22	$10,630	$10,104	$10,729
01/31/23	$10,662	$10,415	$10,766
02/28/23	$10,698	$10,145	$10,803
03/31/23	$10,742	$10,403	$10,847
04/30/23	$10,780	$10,466	$10,889
05/31/23	$10,821	$10,352	$10,933
06/30/23	$10,869	$10,315	$10,979
07/31/23	$10,912	$10,308	$11,028
08/31/23	$10,961	$10,242	$11,078
09/30/23	$11,010	$9,982	$11,127
10/31/23	$11,058	$9,824	$11,178
11/30/23	$11,106	$10,269	$11,228
12/31/23	$11,157	$10,662	$11,281
01/31/24	$11,205	$10,633	$11,330
02/29/24	$11,251	$10,483	$11,378
03/31/24	$11,301	$10,580	$11,430
04/30/24	$11,349	$10,312	$11,479
05/31/24	$11,403	$10,487	$11,535
06/30/24	$11,449	$10,587	$11,583
07/31/24	$11,499	$10,834	$11,635
08/31/24	$11,554	$10,990	$11,691
09/30/24	$11,601	$11,137	$11,741
10/31/24	$11,646	$10,860	$11,787
11/30/24	$11,691	$10,975	$11,834
12/31/24	$11,737	$10,796	$11,881
01/31/25	$11,779	$10,853	$11,925
02/28/25	$11,816	$11,092	$11,964
03/31/25	$11,855	$11,096	$12,005
04/30/25	$11,896	$11,140	$12,047
05/31/25	$11,939	$11,060	$12,092
06/30/25	$11,978	$11,230	$12,133
07/31/25	$12,021	$11,200	$12,178
08/31/25	$12,066	$11,334	$12,225
09/30/25	$12,106	$11,458	$12,266
10/31/25	$12,148	$11,529	$12,311
11/30/25	$12,183	$11,601	$12,348
12/31/25	$12,224	$11,584	$12,390
01/31/26	$12,259	$11,596	$12,428
02/28/26	$12,293	$11,786	$12,462
03/31/26	$12,328	$11,578	$12,500
04/30/26	$12,364	$11,591	$12,538
05/31/26	$12,401	$11,628	$12,576
06/30/26	$12,437	$11,656	$12,614

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
BIL	3.83%	3.46%	2.20%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Month U.S. Treasury Bill Index	3.96%	3.61%	2.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$46,347,447,690
  Number of Portfolio Holdings19
  Total Advisory Fees Paid$59,070,773

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.7%
Short-Term Investments	5.6%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.53%, due 08/06/26	12.0%
U.S. Treasury Bills, 3.63%, due 09/03/26	9.0%
U.S. Treasury Bills, 3.53%, due 08/27/26	7.2%
U.S. Treasury Bills, 3.63%, due 09/17/26	7.0%
U.S. Treasury Bills, 3.62%, due 09/10/26	7.0%
U.S. Treasury Bills, 3.63%, due 09/24/26	7.0%
U.S. Treasury Bills, 3.66%, due 08/13/26	6.9%
U.S. Treasury Bills, 3.50%, due 08/20/26	6.7%
U.S. Treasury Bills, 3.58%, due 08/11/26	6.0%
U.S. Treasury Bills, 3.66%, due 08/25/26	6.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-3 Month T-Bill ETF to the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BIL

State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF

BILS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF	$14	0.14%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in short-term interest rates and monetary policy expectations. The U.S. Federal Reserve (the "Fed" remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, expectations for additional monetary easing diminished and volatility increased across fixed income markets. Despite these developments, short-term Treasury securities continued to benefit from their high quality and relatively stable risk profile. Performance across the 3-12 month Treasury bill market was primarily influenced by shifts in front-end yields and changing expectations for future Federal Reserve policy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	BILS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-12 Month U.S. Treasury Bill Index
09/23/20	$10,000	$10,000	$10,000
09/30/20	$10,000	$9,988	$10,000
10/31/20	$10,000	$9,943	$10,001
11/30/20	$10,000	$10,041	$10,002
12/31/20	$10,000	$10,055	$10,004
01/31/21	$10,000	$9,983	$10,005
02/28/21	$10,001	$9,838	$10,006
03/31/21	$10,001	$9,716	$10,008
04/30/21	$10,000	$9,792	$10,008
05/31/21	$10,000	$9,824	$10,009
06/30/21	$9,998	$9,893	$10,008
07/31/21	$9,997	$10,004	$10,008
08/31/21	$9,997	$9,985	$10,009
09/30/21	$9,996	$9,899	$10,009
10/31/21	$9,995	$9,896	$10,009
11/30/21	$9,993	$9,925	$10,009
12/31/21	$9,992	$9,900	$10,009
01/31/22	$9,984	$9,686	$10,001
02/28/22	$9,982	$9,578	$10,001
03/31/22	$9,976	$9,312	$9,997
04/30/22	$9,976	$8,959	$9,997
05/31/22	$9,984	$9,017	$10,006
06/30/22	$9,973	$8,875	$9,996
07/31/22	$9,977	$9,092	$10,002
08/31/22	$9,988	$8,835	$10,015
09/30/22	$10,000	$8,453	$10,025
10/31/22	$10,006	$8,344	$10,035
11/30/22	$10,038	$8,651	$10,069
12/31/22	$10,077	$8,612	$10,108
01/31/23	$10,111	$8,877	$10,144
02/28/23	$10,140	$8,647	$10,175
03/31/23	$10,190	$8,867	$10,223
04/30/23	$10,220	$8,921	$10,257
05/31/23	$10,251	$8,823	$10,289
06/30/23	$10,294	$8,792	$10,332
07/31/23	$10,336	$8,786	$10,377
08/31/23	$10,381	$8,730	$10,424
09/30/23	$10,426	$8,508	$10,469
10/31/23	$10,473	$8,374	$10,518
11/30/23	$10,524	$8,753	$10,571
12/31/23	$10,577	$9,088	$10,625
01/31/24	$10,620	$9,063	$10,669
02/29/24	$10,656	$8,935	$10,706
03/31/24	$10,702	$9,017	$10,753
04/30/24	$10,742	$8,790	$10,794
05/31/24	$10,793	$8,939	$10,847
06/30/24	$10,838	$9,023	$10,892
07/31/24	$10,891	$9,234	$10,946
08/31/24	$10,948	$9,367	$11,003
09/30/24	$11,002	$9,492	$11,057
10/31/24	$11,038	$9,257	$11,094
11/30/24	$11,080	$9,355	$11,136
12/31/24	$11,127	$9,201	$11,184
01/31/25	$11,166	$9,250	$11,225
02/28/25	$11,202	$9,454	$11,261
03/31/25	$11,239	$9,457	$11,300
04/30/25	$11,278	$9,495	$11,340
05/31/25	$11,313	$9,427	$11,375
06/30/25	$11,352	$9,571	$11,415
07/31/25	$11,388	$9,546	$11,453
08/31/25	$11,438	$9,660	$11,504
09/30/25	$11,479	$9,766	$11,546
10/31/25	$11,517	$9,827	$11,586
11/30/25	$11,552	$9,888	$11,622
12/31/25	$11,595	$9,873	$11,666
01/31/26	$11,627	$9,884	$11,699
02/28/26	$11,657	$10,046	$11,731
03/31/26	$11,688	$9,869	$11,763
04/30/26	$11,722	$9,880	$11,798
05/31/26	$11,756	$9,910	$11,834
06/30/26	$11,786	$9,934	$11,865

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 09/23/20
BILS	3.83%	3.35%	2.89%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	(0.11%)
Bloomberg 3-12 Month U.S. Treasury Bill Index	3.95%	3.46%	3.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,856,129,067
  Number of Portfolio Holdings25
  Total Advisory Fees Paid$5,234,945

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.6%
Short-Term Investments	8.1%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.71%, due 10/01/26	7.1%
U.S. Treasury Bills, 3.73%, due 12/24/26	7.0%
U.S. Treasury Bills, 3.64%, due 10/29/26	6.9%
U.S. Treasury Bills, 3.65%, due 11/27/26	6.8%
U.S. Treasury Bills, 3.61%, due 10/08/26	4.5%
U.S. Treasury Bills, 3.61%, due 10/15/26	4.5%
U.S. Treasury Bills, 3.87%, due 12/03/26	4.5%
U.S. Treasury Bills, 3.89%, due 12/10/26	4.5%
U.S. Treasury Bills, 3.89%, due 12/17/26	4.5%
U.S. Treasury Bills, 3.61%, due 11/05/26	4.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 3-12 Month T-Bill ETF to the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BILS

State Street® SPDR® Bloomberg Convertible Securities ETF

CWB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Convertible Securities ETF	$46	0.40%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included evolving monetary policy expectations, continued economic resilience, and strong equity market performance. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and moderating inflation as justification for the rate cuts. The target rate range remains at 3.50%-3.75%.

In March 2026, escalating conflict involving the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher Treasury yields, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed continued to closely monitor inflation and labor market conditions. Despite heightened volatility, the fund generated positive returns as market sentiment improved, credit spreads tightened, and resilient economic data helped ease recession concerns. Strong equity market performance further supported convertible securities, with the S&P 500 returning more than 20% during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	CWB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Convertible Liquid Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,424	$10,063	$10,437
08/31/16	$10,547	$10,052	$10,567
09/30/16	$10,680	$10,046	$10,712
10/31/16	$10,573	$9,969	$10,596
11/30/16	$10,580	$9,733	$10,611
12/31/16	$10,733	$9,747	$10,759
01/31/17	$11,060	$9,766	$11,095
02/28/17	$11,283	$9,832	$11,307
03/31/17	$11,381	$9,827	$11,413
04/30/17	$11,567	$9,902	$11,624
05/31/17	$11,670	$9,979	$11,737
06/30/17	$11,834	$9,969	$11,889
07/31/17	$12,192	$10,011	$12,269
08/31/17	$12,219	$10,101	$12,321
09/30/17	$12,300	$10,053	$12,385
10/31/17	$12,513	$10,059	$12,639
11/30/17	$12,495	$10,046	$12,620
12/31/17	$12,476	$10,092	$12,622
01/31/18	$13,079	$9,976	$13,242
02/28/18	$12,789	$9,881	$12,941
03/31/18	$12,777	$9,945	$12,918
04/30/18	$12,743	$9,871	$12,919
05/31/18	$13,225	$9,941	$13,397
06/30/18	$13,210	$9,929	$13,381
07/31/18	$13,248	$9,931	$13,428
08/31/18	$13,554	$9,995	$13,738
09/30/18	$13,489	$9,931	$13,662
10/31/18	$12,624	$9,852	$12,817
11/30/18	$12,897	$9,911	$13,110
12/31/18	$12,192	$10,093	$12,396
01/31/19	$13,164	$10,200	$13,385
02/28/19	$13,673	$10,195	$13,908
03/31/19	$13,662	$10,390	$13,899
04/30/19	$14,028	$10,393	$14,286
05/31/19	$13,331	$10,577	$13,568
06/30/19	$13,938	$10,710	$14,191
07/31/19	$14,141	$10,734	$14,395
08/31/19	$13,928	$11,012	$14,184
09/30/19	$13,868	$10,953	$14,102
10/31/19	$14,109	$10,986	$14,382
11/30/19	$14,494	$10,981	$14,781
12/31/19	$14,928	$10,973	$15,220
01/31/20	$15,424	$11,184	$15,732
02/29/20	$14,892	$11,386	$15,250
03/31/20	$12,905	$11,319	$13,242
04/30/20	$14,434	$11,520	$14,717
05/31/20	$15,459	$11,573	$15,781
06/30/20	$16,370	$11,646	$16,747
07/31/20	$17,667	$11,820	$18,085
08/31/20	$19,346	$11,725	$19,812
09/30/20	$18,817	$11,718	$19,281
10/31/20	$18,799	$11,666	$19,289
11/30/20	$21,351	$11,781	$21,951
12/31/20	$22,890	$11,797	$23,508
01/31/21	$23,432	$11,712	$24,112
02/28/21	$24,110	$11,543	$24,831
03/31/21	$23,111	$11,399	$23,852
04/30/21	$23,772	$11,489	$24,555
05/31/21	$23,470	$11,527	$24,230
06/30/21	$24,186	$11,608	$24,971
07/31/21	$23,925	$11,737	$24,707
08/31/21	$24,344	$11,715	$25,170
09/30/21	$23,833	$11,614	$24,638
10/31/21	$24,610	$11,610	$25,443
11/30/21	$23,506	$11,645	$24,327
12/31/21	$23,405	$11,615	$24,231
01/31/22	$21,738	$11,365	$22,516
02/28/22	$21,630	$11,238	$22,433
03/31/22	$21,810	$10,926	$22,612
04/30/22	$20,215	$10,511	$20,968
05/31/22	$19,513	$10,579	$20,243
06/30/22	$18,352	$10,413	$19,077
07/31/22	$19,296	$10,667	$20,051
08/31/22	$19,371	$10,366	$20,160
09/30/22	$18,186	$9,918	$18,942
10/31/22	$18,676	$9,790	$19,463
11/30/22	$19,084	$10,150	$19,882
12/31/22	$18,583	$10,104	$19,370
01/31/23	$19,700	$10,415	$20,534
02/28/23	$19,387	$10,145	$20,219
03/31/23	$19,431	$10,403	$20,263
04/30/23	$19,158	$10,466	$19,994
05/31/23	$19,351	$10,352	$20,171
06/30/23	$20,340	$10,315	$21,245
07/31/23	$20,889	$10,308	$21,827
08/31/23	$20,333	$10,242	$21,239
09/30/23	$19,831	$9,982	$20,720
10/31/23	$19,028	$9,824	$19,901
11/30/23	$20,058	$10,269	$20,960
12/31/23	$21,241	$10,662	$22,207
01/31/24	$20,967	$10,633	$21,920
02/29/24	$21,156	$10,483	$22,122
03/31/24	$21,573	$10,580	$22,540
04/30/24	$20,793	$10,312	$21,745
05/31/24	$21,218	$10,487	$22,180
06/30/24	$21,422	$10,587	$22,403
07/31/24	$21,768	$10,834	$22,769
08/31/24	$22,113	$10,990	$23,144
09/30/24	$22,788	$11,137	$23,835
10/31/24	$22,929	$10,860	$23,968
11/30/24	$24,383	$10,975	$25,456
12/31/24	$23,388	$10,796	$24,455
01/31/25	$24,073	$10,853	$25,177
02/28/25	$23,758	$11,092	$24,862
03/31/25	$23,098	$11,096	$24,161
04/30/25	$23,389	$11,140	$24,496
05/31/25	$24,085	$11,060	$25,215
06/30/25	$25,034	$11,230	$26,182
07/31/25	$25,715	$11,200	$26,937
08/31/25	$26,200	$11,334	$27,441
09/30/25	$27,500	$11,458	$28,761
10/31/25	$28,337	$11,529	$29,681
11/30/25	$27,614	$11,601	$28,964
12/31/25	$27,259	$11,584	$28,599
01/31/26	$28,513	$11,596	$29,946
02/28/26	$28,845	$11,786	$30,328
03/31/26	$28,026	$11,578	$29,463
04/30/26	$30,987	$11,591	$32,565
05/31/26	$33,135	$11,628	$34,850
06/30/26	$33,140	$11,656	$34,844

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
CWB	32.38%	6.50%	12.73%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Convertible Liquid Bond Index	33.08%	6.89%	13.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$6,199,312,301
  Number of Portfolio Holdings344
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$19,720,097

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Convertible Bonds	78.0%
Preferred Stocks	8.9%
Convertible Preferred Stocks	8.3%
Corporate Bonds & Notes	3.6%
Short-Term Investments	3.6%
Convertible Foreign Bonds	0.4%
Common Stocks	0.2%

Top Ten Holdings

Table Summary
Holdings	%
Western Digital Corp., 3.00%, due 11/15/28	2.9%
Alphabet, Inc., 6.25%, due 05/15/29	2.4%
Alphabet, Inc., 6.25%, due 05/15/29	2.3%
Boeing Co., 6.00%, due 10/15/27	1.9%
Lumentum Holdings, Inc., 0.38%, due 03/15/32	1.4%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	1.4%
Bloom Energy Corp., due 11/15/30	1.1%
Wells Fargo & Co., Class A, 7.50%, due 12/31/49	1.1%
Oracle Corp., 6.50%, due 01/15/29	1.1%
Nebius Group NV, 1.25%, due 03/15/31	1.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Convertible Securities ETF to the State Street® SPDR® Bloomberg Convertible Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR CWB

State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF

EMHC

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF	$24	0.23%

How did the Fund perform last year and what affected its performance?

Emerging Market debt began the reporting period benefiting from improving risk sentiment, as U.S. trade agreements with Japan, the E.U. and South Korea eased concerns surrounding 'Liberation Day' reciprocal tariffs. The U.S. Federal Reserve resumed policy easing in September 2025 with a 25bp rate cut, followed by further reductions in October and December, before holding rates steady through H1 2026 as tariff pass-through effects kept core inflation elevated.

Later in the period, geopolitical developments drove EM hard currency performance. The U.S. capture of Venezuelan President Maduro in January 2026 sparked a rally in Venezuelan bonds on expectations of increased oil revenues and future restructuring. Escalation of the U.S.-Israel-Iran conflict in Q1 lifted oil prices and widened sovereign spreads, but sentiment improved from April as the June U.S.-Iran memorandum of understanding reopened the Strait of Hormuz. Combined with the strongest wave of sovereign credit upgrades in over a decade, this supported spread tightening across high yield and distressed sovereign issuers. Overall, EM hard currency debt delivered positive returns, with spread compression contributing meaningfully despite intermittent periods of risk aversion.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	EMHC	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index
04/07/21	$10,000	$10,000	$10,000
04/30/21	$10,104	$10,065	$10,097
05/31/21	$10,196	$10,160	$10,192
06/30/21	$10,293	$10,070	$10,286
07/31/21	$10,338	$10,204	$10,331
08/31/21	$10,436	$10,162	$10,431
09/30/21	$10,199	$9,981	$10,206
10/31/21	$10,202	$9,957	$10,213
11/30/21	$10,026	$9,928	$10,048
12/31/21	$10,168	$9,914	$10,181
01/31/22	$9,842	$9,711	$9,848
02/28/22	$9,174	$9,596	$9,166
03/31/22	$9,119	$9,303	$8,955
04/30/22	$8,582	$8,794	$8,434
05/31/22	$8,614	$8,818	$8,465
06/30/22	$8,099	$8,535	$7,969
07/31/22	$8,372	$8,716	$8,229
08/31/22	$8,302	$8,372	$8,163
09/30/22	$7,771	$7,942	$7,648
10/31/22	$7,804	$7,888	$7,676
11/30/22	$8,404	$8,259	$8,259
12/31/22	$8,421	$8,303	$8,283
01/31/23	$8,671	$8,576	$8,524
02/28/23	$8,485	$8,291	$8,349
03/31/23	$8,603	$8,553	$8,469
04/30/23	$8,651	$8,591	$8,515
05/31/23	$8,569	$8,423	$8,437
06/30/23	$8,694	$8,422	$8,558
07/31/23	$8,847	$8,481	$8,707
08/31/23	$8,694	$8,364	$8,556
09/30/23	$8,447	$8,120	$8,318
10/31/23	$8,308	$8,023	$8,180
11/30/23	$8,801	$8,428	$8,668
12/31/23	$9,238	$8,778	$9,105
01/31/24	$9,112	$8,657	$8,989
02/29/24	$9,130	$8,548	$9,009
03/31/24	$9,257	$8,595	$9,143
04/30/24	$9,038	$8,378	$8,925
05/31/24	$9,216	$8,488	$9,111
06/30/24	$9,279	$8,500	$9,166
07/31/24	$9,477	$8,735	$9,369
08/31/24	$9,702	$8,942	$9,586
09/30/24	$9,883	$9,094	$9,768
10/31/24	$9,636	$8,789	$9,530
11/30/24	$9,769	$8,819	$9,665
12/31/24	$9,623	$8,630	$9,516
01/31/25	$9,746	$8,679	$9,641
02/28/25	$9,892	$8,803	$9,796
03/31/25	$9,820	$8,857	$9,716
04/30/25	$9,830	$9,117	$9,724
05/31/25	$9,916	$9,085	$9,816
06/30/25	$10,147	$9,257	$10,041
07/31/25	$10,256	$9,119	$10,152
08/31/25	$10,408	$9,252	$10,303
09/30/25	$10,560	$9,312	$10,455
10/31/25	$10,828	$9,289	$10,721
11/30/25	$10,869	$9,310	$10,755
12/31/25	$10,926	$9,335	$10,812
01/31/26	$10,947	$9,422	$10,835
02/28/26	$11,107	$9,527	$10,997
03/31/26	$10,718	$9,234	$10,615
04/30/26	$10,998	$9,349	$10,891
05/31/26	$11,098	$9,381	$10,994
06/30/26	$11,178	$9,315	$11,076

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 04/07/21
EMHC	10.16%	1.66%	2.15%
Bloomberg Global Aggregate Bond Index	0.62%	(1.55%)	(1.35%)
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core IndexFootnote Reference(1)Footnote Reference(2)	10.30%	1.49%	1.97%
Footnote	Description
Footnote(1)	Effective October 31, 2024 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Emerging USD Bond Core Index (the “Previous Benchmark Index”) to the Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Emerging USD Bond Core Index from fund inception to October 30, 2024 and of the Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index effective October 31, 2024 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$282,010,377
  Number of Portfolio Holdings546
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$535,983

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Brazil	4.7%
Argentina	4.7%
Qatar	4.7%
Turkey	4.7%
Indonesia	4.7%
United Arab Emirates	4.7%
Saudi Arabia	4.7%
Mexico	4.6%
Chile	4.0%
Philippines	3.7%

Top Ten Holdings

Table Summary
Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.0%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	0.9%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.8%
Brazil Government International Bonds, 6.63%, due 03/15/35	0.6%
Ecuador Government International Bonds, 6.90%, due 07/31/35	0.6%
Qatar Government International Bonds, 5.10%, due 04/23/48	0.5%
Indonesia Government International Bonds, 5.95%, due 01/08/46	0.5%
Kuwait International Government Bonds, 4.65%, due 10/09/35	0.5%
Qatar Government International Bonds, 4.82%, due 03/14/49	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets USD Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EMHC

State Street® SPDR® Bloomberg High Yield Bond ETF

JNK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg High Yield Bond ETF	$41	0.40%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	JNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Very Liquid Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,230	$10,063	$10,261
08/31/16	$10,460	$10,052	$10,488
09/30/16	$10,513	$10,046	$10,542
10/31/16	$10,511	$9,969	$10,551
11/30/16	$10,471	$9,733	$10,508
12/31/16	$10,682	$9,747	$10,712
01/31/17	$10,799	$9,766	$10,846
02/28/17	$10,959	$9,832	$11,003
03/31/17	$10,925	$9,827	$10,974
04/30/17	$11,042	$9,902	$11,097
05/31/17	$11,158	$9,979	$11,200
06/30/17	$11,165	$9,969	$11,216
07/31/17	$11,290	$10,011	$11,344
08/31/17	$11,273	$10,101	$11,334
09/30/17	$11,360	$10,053	$11,421
10/31/17	$11,390	$10,059	$11,455
11/30/17	$11,351	$10,046	$11,417
12/31/17	$11,374	$10,092	$11,442
01/31/18	$11,407	$9,976	$11,479
02/28/18	$11,294	$9,881	$11,376
03/31/18	$11,211	$9,945	$11,302
04/30/18	$11,279	$9,871	$11,373
05/31/18	$11,261	$9,941	$11,360
06/30/18	$11,303	$9,929	$11,407
07/31/18	$11,439	$9,931	$11,551
08/31/18	$11,521	$9,995	$11,639
09/30/18	$11,581	$9,931	$11,700
10/31/18	$11,368	$9,852	$11,493
11/30/18	$11,279	$9,911	$11,414
12/31/18	$11,014	$10,093	$11,148
01/31/19	$11,573	$10,200	$11,725
02/28/19	$11,768	$10,195	$11,924
03/31/19	$11,889	$10,390	$12,048
04/30/19	$12,061	$10,393	$12,223
05/31/19	$11,879	$10,577	$12,043
06/30/19	$12,185	$10,710	$12,356
07/31/19	$12,238	$10,734	$12,412
08/31/19	$12,301	$11,012	$12,476
09/30/19	$12,332	$10,953	$12,509
10/31/19	$12,362	$10,986	$12,545
11/30/19	$12,409	$10,981	$12,590
12/31/19	$12,662	$10,973	$12,851
01/31/20	$12,627	$11,184	$12,824
02/29/20	$12,395	$11,386	$12,592
03/31/20	$11,047	$11,319	$11,268
04/30/20	$11,463	$11,520	$11,742
05/31/20	$11,973	$11,573	$12,280
06/30/20	$11,969	$11,646	$12,282
07/31/20	$12,559	$11,820	$12,889
08/31/20	$12,654	$11,725	$12,991
09/30/20	$12,503	$11,718	$12,840
10/31/20	$12,543	$11,666	$12,885
11/30/20	$13,024	$11,781	$13,379
12/31/20	$13,247	$11,797	$13,605
01/31/21	$13,264	$11,712	$13,621
02/28/21	$13,290	$11,543	$13,646
03/31/21	$13,327	$11,399	$13,683
04/30/21	$13,455	$11,489	$13,818
05/31/21	$13,483	$11,527	$13,850
06/30/21	$13,643	$11,608	$14,017
07/31/21	$13,673	$11,737	$14,055
08/31/21	$13,744	$11,715	$14,130
09/30/21	$13,733	$11,614	$14,121
10/31/21	$13,684	$11,610	$14,073
11/30/21	$13,529	$11,645	$13,923
12/31/21	$13,813	$11,615	$14,219
01/31/22	$13,413	$11,365	$13,810
02/28/22	$13,291	$11,238	$13,691
03/31/22	$13,166	$10,926	$13,533
04/30/22	$12,647	$10,511	$13,005
05/31/22	$12,693	$10,579	$13,068
06/30/22	$11,757	$10,413	$12,115
07/31/22	$12,521	$10,667	$12,918
08/31/22	$12,130	$10,366	$12,535
09/30/22	$11,617	$9,918	$12,009
10/31/22	$11,958	$9,790	$12,372
11/30/22	$12,214	$10,150	$12,640
12/31/22	$12,095	$10,104	$12,530
01/31/23	$12,581	$10,415	$13,036
02/28/23	$12,389	$10,145	$12,842
03/31/23	$12,537	$10,403	$13,006
04/30/23	$12,647	$10,466	$13,128
05/31/23	$12,498	$10,352	$12,981
06/30/23	$12,719	$10,315	$13,214
07/31/23	$12,898	$10,308	$13,399
08/31/23	$12,929	$10,242	$13,438
09/30/23	$12,747	$9,982	$13,258
10/31/23	$12,589	$9,824	$13,096
11/30/23	$13,180	$10,269	$13,721
12/31/23	$13,687	$10,662	$14,254
01/31/24	$13,662	$10,633	$14,232
02/29/24	$13,688	$10,483	$14,264
03/31/24	$13,846	$10,580	$14,435
04/30/24	$13,708	$10,312	$14,297
05/31/24	$13,852	$10,487	$14,456
06/30/24	$13,987	$10,587	$14,601
07/31/24	$14,254	$10,834	$14,880
08/31/24	$14,489	$10,990	$15,123
09/30/24	$14,703	$11,137	$15,349
10/31/24	$14,601	$10,860	$15,242
11/30/24	$14,772	$10,975	$15,421
12/31/24	$14,696	$10,796	$15,345
01/31/25	$14,902	$10,853	$15,560
02/28/25	$14,993	$11,092	$15,658
03/31/25	$14,807	$11,096	$15,477
04/30/25	$14,795	$11,140	$15,477
05/31/25	$15,063	$11,060	$15,749
06/30/25	$15,355	$11,230	$16,059
07/31/25	$15,418	$11,200	$16,119
08/31/25	$15,619	$11,334	$16,329
09/30/25	$15,744	$11,458	$16,459
10/31/25	$15,763	$11,529	$16,482
11/30/25	$15,860	$11,601	$16,583
12/31/25	$15,970	$11,584	$16,694
01/31/26	$16,054	$11,596	$16,786
02/28/26	$16,073	$11,786	$16,811
03/31/26	$15,878	$11,578	$16,615
04/30/26	$16,155	$11,591	$16,906
05/31/26	$16,244	$11,628	$16,999
06/30/26	$16,275	$11,656	$17,034

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
JNK	5.99%	3.59%	4.99%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg High Yield Very Liquid Index	6.07%	3.98%	5.47%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$7,461,263,227
  Number of Portfolio Holdings1,197
  Portfolio Turnover Rate78%
  Total Advisory Fees Paid$31,005,618

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Telecommunications	8.0%
Diversified Financial Services	6.6%
Media	6.4%
Oil & Gas	6.0%
Pipelines	5.7%
Commercial Services	4.7%
Healthcare Services	3.9%
Retail	3.8%
Software	3.7%
Insurance	3.5%

Top Ten Holdings

Table Summary
Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.6%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	0.6%
EchoStar Corp., 10.75%, due 11/30/29	0.5%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg High Yield Bond ETF to the State Street® SPDR® Bloomberg High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR JNK

State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF

FLRN

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund’s performance during the reporting period were changes in short-term interest rates, credit spreads, and corporate credit fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, market volatility increased and expectations for additional monetary easing diminished. Investment grade floating rate securities were influenced by changes in credit spreads and evolving expectations for monetary policy as investors reassessed the outlook for inflation, economic growth, and interest rates. Despite periods of heightened volatility, resilient economic data and generally healthy corporate fundamentals helped support performance across investment grade credit markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	FLRN	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,022	$10,063	$10,023
08/31/16	$10,048	$10,052	$10,050
09/30/16	$10,054	$10,046	$10,059
10/31/16	$10,068	$9,969	$10,074
11/30/16	$10,080	$9,733	$10,087
12/31/16	$10,092	$9,747	$10,102
01/31/17	$10,112	$9,766	$10,123
02/28/17	$10,136	$9,832	$10,147
03/31/17	$10,150	$9,827	$10,162
04/30/17	$10,165	$9,902	$10,179
05/31/17	$10,181	$9,979	$10,196
06/30/17	$10,198	$9,969	$10,214
07/31/17	$10,216	$10,011	$10,235
08/31/17	$10,228	$10,101	$10,249
09/30/17	$10,246	$10,053	$10,268
10/31/17	$10,268	$10,059	$10,291
11/30/17	$10,280	$10,046	$10,305
12/31/17	$10,292	$10,092	$10,320
01/31/18	$10,318	$9,976	$10,347
02/28/18	$10,328	$9,881	$10,360
03/31/18	$10,333	$9,945	$10,368
04/30/18	$10,367	$9,871	$10,403
05/31/18	$10,384	$9,941	$10,422
06/30/18	$10,402	$9,929	$10,442
07/31/18	$10,432	$9,931	$10,473
08/31/18	$10,458	$9,995	$10,501
09/30/18	$10,479	$9,931	$10,523
10/31/18	$10,490	$9,852	$10,537
11/30/18	$10,475	$9,911	$10,525
12/31/18	$10,455	$10,093	$10,510
01/31/19	$10,525	$10,200	$10,584
02/28/19	$10,566	$10,195	$10,626
03/31/19	$10,603	$10,390	$10,664
04/30/19	$10,645	$10,393	$10,708
05/31/19	$10,668	$10,577	$10,732
06/30/19	$10,696	$10,710	$10,763
07/31/19	$10,729	$10,734	$10,798
08/31/19	$10,748	$11,012	$10,818
09/30/19	$10,775	$10,953	$10,847
10/31/19	$10,808	$10,986	$10,882
11/30/19	$10,832	$10,981	$10,907
12/31/19	$10,855	$10,973	$10,933
01/31/20	$10,889	$11,184	$10,969
02/29/20	$10,897	$11,386	$10,978
03/31/20	$10,536	$11,319	$10,642
04/30/20	$10,715	$11,520	$10,828
05/31/20	$10,790	$11,573	$10,907
06/30/20	$10,859	$11,646	$10,980
07/31/20	$10,895	$11,820	$11,019
08/31/20	$10,916	$11,725	$11,040
09/30/20	$10,918	$11,718	$11,045
10/31/20	$10,930	$11,666	$11,059
11/30/20	$10,941	$11,781	$11,072
12/31/20	$10,949	$11,797	$11,081
01/31/21	$10,961	$11,712	$11,096
02/28/21	$10,968	$11,543	$11,104
03/31/21	$10,964	$11,399	$11,101
04/30/21	$10,969	$11,489	$11,107
05/31/21	$10,977	$11,527	$11,118
06/30/21	$10,982	$11,608	$11,124
07/31/21	$10,984	$11,737	$11,127
08/31/21	$10,987	$11,715	$11,132
09/30/21	$10,991	$11,614	$11,137
10/31/21	$10,991	$11,610	$11,138
11/30/21	$10,983	$11,645	$11,132
12/31/21	$10,981	$11,615	$11,131
01/31/22	$10,986	$11,365	$11,138
02/28/22	$10,983	$11,238	$11,137
03/31/22	$10,953	$10,926	$11,109
04/30/22	$10,954	$10,511	$11,112
05/31/22	$10,948	$10,579	$11,112
06/30/22	$10,902	$10,413	$11,075
07/31/22	$10,921	$10,667	$11,093
08/31/22	$10,978	$10,366	$11,147
09/30/22	$10,997	$9,918	$11,170
10/31/22	$11,010	$9,790	$11,186
11/30/22	$11,057	$10,150	$11,238
12/31/22	$11,112	$10,104	$11,296
01/31/23	$11,209	$10,415	$11,393
02/28/23	$11,274	$10,145	$11,458
03/31/23	$11,268	$10,403	$11,457
04/30/23	$11,338	$10,466	$11,529
05/31/23	$11,413	$10,352	$11,605
06/30/23	$11,479	$10,315	$11,672
07/31/23	$11,546	$10,308	$11,740
08/31/23	$11,608	$10,242	$11,803
09/30/23	$11,666	$9,982	$11,863
10/31/23	$11,719	$9,824	$11,920
11/30/23	$11,781	$10,269	$11,984
12/31/23	$11,848	$10,662	$12,054
01/31/24	$11,924	$10,633	$12,130
02/29/24	$11,995	$10,483	$12,202
03/31/24	$12,062	$10,580	$12,271
04/30/24	$12,124	$10,312	$12,336
05/31/24	$12,191	$10,487	$12,404
06/30/24	$12,246	$10,587	$12,461
07/31/24	$12,309	$10,834	$12,526
08/31/24	$12,365	$10,990	$12,583
09/30/24	$12,426	$11,137	$12,646
10/31/24	$12,487	$10,860	$12,709
11/30/24	$12,542	$10,975	$12,765
12/31/24	$12,599	$10,796	$12,823
01/31/25	$12,653	$10,853	$12,880
02/28/25	$12,706	$11,092	$12,934
03/31/25	$12,753	$11,096	$12,983
04/30/25	$12,772	$11,140	$13,003
05/31/25	$12,841	$11,060	$13,075
06/30/25	$12,903	$11,230	$13,138
07/31/25	$12,968	$11,200	$13,206
08/31/25	$13,024	$11,334	$13,264
09/30/25	$13,080	$11,458	$13,321
10/31/25	$13,133	$11,529	$13,376
11/30/25	$13,182	$11,601	$13,426
12/31/25	$13,232	$11,584	$13,478
01/31/26	$13,288	$11,596	$13,537
02/28/26	$13,331	$11,786	$13,581
03/31/26	$13,358	$11,578	$13,610
04/30/26	$13,412	$11,591	$13,667
05/31/26	$13,465	$11,628	$13,722
06/30/26	$13,512	$11,656	$13,771

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
FLRN	4.73%	4.23%	3.06%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index	4.82%	4.36%	3.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,048,918,136
  Number of Portfolio Holdings537
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$4,142,121

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	47.0%
Multi-National	19.9%
Auto Manufacturers	7.4%
Insurance	4.3%
Sovereign	3.3%
Pharmaceuticals	2.4%
Diversified Financial Services	2.4%
Machinery, Construction & Mining	1.6%
Oil & Gas	1.5%
Electric	1.3%

Top Security Types

Table Summary
Assets	%
Corporate Bonds & Notes	75.9%
Foreign Government Obligations	22.9%
Short-Term Investments	2.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Investment Grade Floating Rate ETF to the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR FLRN

State Street® SPDR® Bloomberg Short Term High Yield Bond ETF

SJNK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Short Term High Yield Bond ETF	$41	0.40%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SJNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,175	$10,063	$10,201
08/31/16	$10,350	$10,052	$10,361
09/30/16	$10,441	$10,046	$10,453
10/31/16	$10,476	$9,969	$10,502
11/30/16	$10,471	$9,733	$10,497
12/31/16	$10,667	$9,747	$10,678
01/31/17	$10,768	$9,766	$10,796
02/28/17	$10,901	$9,832	$10,925
03/31/17	$10,880	$9,827	$10,912
04/30/17	$10,972	$9,902	$11,010
05/31/17	$11,044	$9,979	$11,086
06/30/17	$11,043	$9,969	$11,097
07/31/17	$11,129	$10,011	$11,182
08/31/17	$11,120	$10,101	$11,183
09/30/17	$11,197	$10,053	$11,259
10/31/17	$11,235	$10,059	$11,301
11/30/17	$11,201	$10,046	$11,266
12/31/17	$11,234	$10,092	$11,301
01/31/18	$11,326	$9,976	$11,394
02/28/18	$11,288	$9,881	$11,360
03/31/18	$11,257	$9,945	$11,338
04/30/18	$11,328	$9,871	$11,416
05/31/18	$11,359	$9,941	$11,456
06/30/18	$11,407	$9,929	$11,509
07/31/18	$11,520	$9,931	$11,626
08/31/18	$11,584	$9,995	$11,694
09/30/18	$11,655	$9,931	$11,764
10/31/18	$11,508	$9,852	$11,625
11/30/18	$11,436	$9,911	$11,561
12/31/18	$11,206	$10,093	$11,320
01/31/19	$11,619	$10,200	$11,745
02/28/19	$11,773	$10,195	$11,900
03/31/19	$11,839	$10,390	$11,969
04/30/19	$11,949	$10,393	$12,075
05/31/19	$11,841	$10,577	$11,967
06/30/19	$12,019	$10,710	$12,144
07/31/19	$12,050	$10,734	$12,181
08/31/19	$12,045	$11,012	$12,180
09/30/19	$12,071	$10,953	$12,208
10/31/19	$12,075	$10,986	$12,213
11/30/19	$12,060	$10,981	$12,210
12/31/19	$12,273	$10,973	$12,433
01/31/20	$12,272	$11,184	$12,429
02/29/20	$12,117	$11,386	$12,269
03/31/20	$10,823	$11,319	$10,917
04/30/20	$11,224	$11,520	$11,287
05/31/20	$11,634	$11,573	$11,703
06/30/20	$11,776	$11,646	$11,833
07/31/20	$12,180	$11,820	$12,240
08/31/20	$12,313	$11,725	$12,376
09/30/20	$12,249	$11,718	$12,304
10/31/20	$12,309	$11,666	$12,359
11/30/20	$12,746	$11,781	$12,795
12/31/20	$12,965	$11,797	$13,013
01/31/21	$13,050	$11,712	$13,097
02/28/21	$13,156	$11,543	$13,202
03/31/21	$13,244	$11,399	$13,296
04/30/21	$13,357	$11,489	$13,414
05/31/21	$13,399	$11,527	$13,470
06/30/21	$13,518	$11,608	$13,588
07/31/21	$13,509	$11,737	$13,591
08/31/21	$13,563	$11,715	$13,655
09/30/21	$13,584	$11,614	$13,683
10/31/21	$13,590	$11,610	$13,696
11/30/21	$13,468	$11,645	$13,585
12/31/21	$13,649	$11,615	$13,771
01/31/22	$13,451	$11,365	$13,579
02/28/22	$13,357	$11,238	$13,504
03/31/22	$13,303	$10,926	$13,397
04/30/22	$13,039	$10,511	$13,134
05/31/22	$13,033	$10,579	$13,128
06/30/22	$12,363	$10,413	$12,454
07/31/22	$12,918	$10,667	$13,023
08/31/22	$12,748	$10,366	$12,852
09/30/22	$12,431	$9,918	$12,525
10/31/22	$12,710	$9,790	$12,818
11/30/22	$12,942	$10,150	$13,043
12/31/22	$12,884	$10,104	$12,990
01/31/23	$13,277	$10,415	$13,377
02/28/23	$13,203	$10,145	$13,297
03/31/23	$13,284	$10,403	$13,390
04/30/23	$13,389	$10,466	$13,499
05/31/23	$13,310	$10,352	$13,423
06/30/23	$13,521	$10,315	$13,634
07/31/23	$13,688	$10,308	$13,797
08/31/23	$13,760	$10,242	$13,875
09/30/23	$13,680	$9,982	$13,795
10/31/23	$13,536	$9,824	$13,663
11/30/23	$14,014	$10,269	$14,135
12/31/23	$14,438	$10,662	$14,561
01/31/24	$14,435	$10,633	$14,559
02/29/24	$14,508	$10,483	$14,644
03/31/24	$14,625	$10,580	$14,775
04/30/24	$14,539	$10,312	$14,686
05/31/24	$14,646	$10,487	$14,821
06/30/24	$14,776	$10,587	$14,955
07/31/24	$15,038	$10,834	$15,216
08/31/24	$15,251	$10,990	$15,436
09/30/24	$15,493	$11,137	$15,688
10/31/24	$15,463	$10,860	$15,658
11/30/24	$15,621	$10,975	$15,820
12/31/24	$15,598	$10,796	$15,800
01/31/25	$15,796	$10,853	$16,005
02/28/25	$15,891	$11,092	$16,106
03/31/25	$15,713	$11,096	$15,940
04/30/25	$15,691	$11,140	$15,944
05/31/25	$15,952	$11,060	$16,198
06/30/25	$16,201	$11,230	$16,457
07/31/25	$16,288	$11,200	$16,545
08/31/25	$16,470	$11,334	$16,734
09/30/25	$16,572	$11,458	$16,838
10/31/25	$16,592	$11,529	$16,858
11/30/25	$16,672	$11,601	$16,940
12/31/25	$16,772	$11,584	$17,040
01/31/26	$16,839	$11,596	$17,118
02/28/26	$16,837	$11,786	$17,123
03/31/26	$16,724	$11,578	$17,010
04/30/26	$16,981	$11,591	$17,265
05/31/26	$17,039	$11,628	$17,338
06/30/26	$17,078	$11,656	$17,379

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SJNK	5.41%	4.79%	5.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	5.60%	5.04%	5.68%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,888,015,666
  Number of Portfolio Holdings1,153
  Portfolio Turnover Rate76%
  Total Advisory Fees Paid$19,904,849

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Media	9.1%
Telecommunications	6.6%
Diversified Financial Services	5.7%
Healthcare-Services	5.4%
Retail	4.7%
Commercial Services	4.6%
Oil & Gas	4.5%
Real Estate Investment Trusts	4.1%
Pipelines	3.5%
Software	3.1%

Top Ten Holdings

Table Summary
Holdings	%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	0.7%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	0.5%
Centene Corp., 4.63%, due 12/15/29	0.5%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
WULF Compute LLC, 7.75%, due 10/15/30	0.4%
TransDigm, Inc., 6.38%, due 03/01/29	0.4%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Short Term High Yield Bond ETF to the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SJNK

State Street® SPDR® Global Dow ETF

DGT

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Global Dow ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Global Dow ETF	$57	0.50%

How did the Fund perform last year and what affected its performance?

The reporting period highlighted the resilience of global equities, as strong earnings growth and A.I.-driven capital spending largely offset concerns surrounding inflation, geopolitics, and policy changes. Elevated valuations and ongoing macroeconomic uncertainty contributed to intermittent bouts of market volatility. U.S. large-cap companies continued to lead returns, but market participation broadened over time as investors increasingly recognized opportunities across a wider range of sectors and developed markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	DGT	S&P 500 Index	The Global Dow
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,441	$10,369	$10,445
08/31/16	$10,602	$10,383	$10,607
09/30/16	$10,687	$10,385	$10,690
10/31/16	$10,626	$10,196	$10,633
11/30/16	$10,700	$10,573	$10,709
12/31/16	$11,032	$10,782	$11,049
01/31/17	$11,331	$10,987	$11,345
02/28/17	$11,622	$11,423	$11,646
03/31/17	$11,793	$11,436	$11,810
04/30/17	$11,979	$11,554	$11,993
05/31/17	$12,162	$11,716	$12,168
06/30/17	$12,234	$11,790	$12,242
07/31/17	$12,616	$12,032	$12,632
08/31/17	$12,601	$12,069	$12,621
09/30/17	$12,899	$12,318	$12,920
10/31/17	$13,139	$12,605	$13,166
11/30/17	$13,415	$12,992	$13,445
12/31/17	$13,731	$13,136	$13,768
01/31/18	$14,545	$13,888	$14,588
02/28/18	$13,916	$13,377	$13,959
03/31/18	$13,511	$13,037	$13,552
04/30/18	$13,711	$13,087	$13,752
05/31/18	$13,510	$13,402	$13,543
06/30/18	$13,440	$13,484	$13,464
07/31/18	$13,961	$13,986	$13,993
08/31/18	$13,934	$14,442	$13,962
09/30/18	$14,162	$14,524	$14,195
10/31/18	$13,143	$13,531	$13,171
11/30/18	$13,369	$13,807	$13,390
12/31/18	$12,467	$12,560	$12,486
01/31/19	$13,453	$13,567	$13,474
02/28/19	$13,721	$14,003	$13,745
03/31/19	$13,772	$14,275	$13,782
04/30/19	$14,228	$14,853	$14,249
05/31/19	$13,329	$13,909	$13,341
06/30/19	$14,238	$14,889	$14,256
07/31/19	$14,214	$15,103	$14,236
08/31/19	$13,726	$14,864	$13,740
09/30/19	$14,074	$15,142	$14,092
10/31/19	$14,361	$15,470	$14,385
11/30/19	$14,736	$16,031	$14,740
12/31/19	$15,216	$16,515	$15,227
01/31/20	$14,796	$16,509	$14,812
02/29/20	$13,587	$15,150	$13,594
03/31/20	$11,624	$13,279	$11,615
04/30/20	$12,561	$14,981	$12,560
05/31/20	$13,014	$15,694	$13,010
06/30/20	$13,388	$16,006	$13,378
07/31/20	$13,905	$16,909	$13,899
08/31/20	$14,748	$18,124	$14,736
09/30/20	$14,134	$17,436	$14,126
10/31/20	$13,789	$16,972	$13,783
11/30/20	$16,042	$18,830	$16,033
12/31/20	$16,719	$19,554	$16,713
01/31/21	$16,583	$19,356	$16,581
02/28/21	$17,642	$19,890	$17,634
03/31/21	$18,381	$20,761	$18,374
04/30/21	$18,932	$21,869	$18,936
05/31/21	$19,657	$22,022	$19,622
06/30/21	$19,407	$22,536	$19,408
07/31/21	$19,334	$23,071	$19,332
08/31/21	$19,760	$23,773	$19,771
09/30/21	$19,289	$22,667	$19,311
10/31/21	$19,966	$24,255	$19,990
11/30/21	$19,067	$24,087	$19,090
12/31/21	$20,247	$25,167	$20,280
01/31/22	$20,348	$23,864	$20,386
02/28/22	$19,846	$23,150	$19,893
03/31/22	$20,182	$24,009	$20,229
04/30/22	$18,813	$21,916	$18,861
05/31/22	$19,346	$21,956	$19,394
06/30/22	$17,424	$20,144	$17,468
07/31/22	$18,104	$22,001	$18,147
08/31/22	$17,639	$21,104	$17,693
09/30/22	$15,895	$19,160	$15,937
10/31/22	$17,233	$20,711	$17,285
11/30/22	$18,948	$21,869	$19,001
12/31/22	$18,614	$20,609	$18,673
01/31/23	$20,102	$21,904	$20,163
02/28/23	$19,603	$21,369	$19,669
03/31/23	$19,861	$22,154	$19,920
04/30/23	$20,266	$22,500	$20,324
05/31/23	$19,579	$22,598	$19,626
06/30/23	$21,020	$24,091	$21,071
07/31/23	$21,864	$24,865	$21,922
08/31/23	$21,218	$24,469	$21,280
09/30/23	$20,515	$23,302	$20,582
10/31/23	$19,860	$22,812	$19,920
11/30/23	$21,528	$24,895	$21,593
12/31/23	$22,535	$26,026	$22,613
01/31/24	$22,701	$26,464	$22,773
02/29/24	$23,392	$27,877	$23,466
03/31/24	$24,314	$28,774	$24,409
04/30/24	$23,747	$27,599	$23,830
05/31/24	$24,687	$28,967	$24,745
06/30/24	$24,551	$30,006	$24,620
07/31/24	$25,272	$30,372	$25,349
08/31/24	$25,990	$31,108	$26,070
09/30/24	$26,555	$31,773	$26,649
10/31/24	$25,807	$31,485	$25,890
11/30/24	$26,518	$33,333	$26,598
12/31/24	$25,760	$32,538	$25,846
01/31/25	$27,050	$33,444	$27,130
02/28/25	$27,690	$33,008	$27,794
03/31/25	$27,174	$31,148	$27,275
04/30/25	$27,212	$30,937	$27,306
05/31/25	$28,549	$32,884	$28,640
06/30/25	$29,605	$34,556	$29,685
07/31/25	$29,632	$35,332	$29,725
08/31/25	$30,895	$36,048	$30,975
09/30/25	$31,918	$37,364	$32,015
10/31/25	$32,481	$38,239	$32,597
11/30/25	$32,745	$38,333	$32,856
12/31/25	$33,364	$38,356	$33,495
01/31/26	$34,791	$38,912	$34,949
02/28/26	$36,219	$38,616	$36,390
03/31/26	$33,776	$36,694	$33,891
04/30/26	$36,256	$40,544	$36,408
05/31/26	$37,653	$42,678	$37,826
06/30/26	$37,335	$42,271	$37,467

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
DGT	26.11%	13.98%	14.08%
S&P 500 Index	22.32%	13.41%	15.51%
The Global Dow	26.21%	14.06%	14.12%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$617,882,290
  Number of Portfolio Holdings163
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,530,912

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	57.8%
Japan	7.1%
France	4.5%
United Kingdom	4.0%
Germany	3.4%
South Korea	2.3%
Australia	2.2%
Switzerland	2.2%
Spain	2.0%
China	1.9%

Top Ten Holdings

Table Summary
Holdings	%
Intel Corp.	3.2%
Advanced Micro Devices, Inc.	2.0%
Samsung Electronics Co. Ltd., GDR	1.4%
Caterpillar, Inc.	1.4%
ASML Holding NV	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.1%
ArcelorMittal SA	1.0%
Cisco Systems, Inc.	1.0%
FedEx Corp.	1.0%
Eli Lilly & Co.	0.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Global Dow ETF to the State Street® SPDR® Global Dow ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR DGT

State Street® SPDR® ICE Preferred Securities ETF

PSK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® ICE Preferred Securities ETF	$46	0.45%

How did the Fund perform last year and what affected its performance?

Over the reporting period, the Fund's performance was driven primarily by movements in interest rates, credit-market conditions, and the performance of financial-sector issuers, which make up a significant portion of the preferred securities market. Preferred securities benefited from their relatively high-income generation, but returns were influenced by changing expectations for the U.S. Federal Reserve policy, fluctuations in Treasury yields, and shifts in credit spreads that affected the valuation of income-oriented securities. The Fund’s income distributions helped support total return, resulting in an approximately 3.3% one-year NAV total return for the reporting period ended June 30, 2026.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	PSK	S&P 500 Index	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,066	$10,369	$10,067
08/31/16	$10,085	$10,383	$10,090
09/30/16	$9,996	$10,385	$10,004
10/31/16	$9,921	$10,196	$9,932
11/30/16	$9,460	$10,573	$9,472
12/31/16	$9,433	$10,782	$9,449
01/31/17	$9,741	$10,987	$9,761
02/28/17	$9,911	$11,423	$9,937
03/31/17	$9,986	$11,436	$10,016
04/30/17	$10,126	$11,554	$10,159
05/31/17	$10,232	$11,716	$10,270
06/30/17	$10,345	$11,790	$10,386
07/31/17	$10,391	$12,032	$10,436
08/31/17	$10,421	$12,069	$10,470
09/30/17	$10,432	$12,318	$10,485
10/31/17	$10,421	$12,605	$10,475
11/30/17	$10,425	$12,992	$10,483
12/31/17	$10,423	$13,136	$10,481
01/31/18	$10,123	$13,888	$10,187
02/28/18	$10,283	$13,377	$10,350
03/31/18	$10,362	$13,037	$10,428
04/30/18	$10,252	$13,087	$10,317
05/31/18	$10,385	$13,402	$10,451
06/30/18	$10,484	$13,484	$10,558
07/31/18	$10,505	$13,986	$10,580
08/31/18	$10,619	$14,442	$10,697
09/30/18	$10,447	$14,524	$10,522
10/31/18	$10,260	$13,531	$10,334
11/30/18	$9,991	$13,807	$10,064
12/31/18	$9,946	$12,560	$10,018
01/31/19	$10,539	$13,567	$10,619
02/28/19	$10,707	$14,003	$10,792
03/31/19	$10,813	$14,275	$10,901
04/30/19	$10,900	$14,853	$10,993
05/31/19	$10,983	$13,909	$11,078
06/30/19	$11,098	$14,889	$11,199
07/31/19	$11,334	$15,103	$11,441
08/31/19	$11,440	$14,864	$11,550
09/30/19	$11,531	$15,142	$11,646
10/31/19	$11,556	$15,470	$11,673
11/30/19	$11,439	$16,031	$11,553
12/31/19	$11,673	$16,515	$11,796
01/31/20	$11,789	$16,509	$11,915
02/29/20	$11,365	$15,150	$11,487
03/31/20	$10,502	$13,279	$10,613
04/30/20	$11,311	$14,981	$11,438
05/31/20	$11,451	$15,694	$11,584
06/30/20	$11,284	$16,006	$11,413
07/31/20	$11,827	$16,909	$11,970
08/31/20	$11,970	$18,124	$12,120
09/30/20	$11,904	$17,436	$12,055
10/31/20	$11,942	$16,972	$12,099
11/30/20	$12,164	$18,830	$12,330
12/31/20	$12,426	$19,554	$12,602
01/31/21	$12,177	$19,356	$12,353
02/28/21	$11,929	$19,890	$12,104
03/31/21	$12,236	$20,761	$12,423
04/30/21	$12,327	$21,869	$12,521
05/31/21	$12,415	$22,022	$12,615
06/30/21	$12,640	$22,536	$12,848
07/31/21	$12,614	$23,071	$12,826
08/31/21	$12,566	$23,773	$12,781
09/30/21	$12,567	$22,667	$12,786
10/31/21	$12,611	$24,255	$12,833
11/30/21	$12,325	$24,087	$12,546
12/31/21	$12,625	$25,167	$12,857
01/31/22	$12,141	$23,864	$12,367
02/28/22	$11,634	$23,150	$11,850
03/31/22	$11,580	$24,009	$11,799
04/30/22	$10,808	$21,916	$11,010
05/31/22	$11,211	$21,956	$11,420
06/30/22	$10,804	$20,144	$11,005
07/31/22	$11,459	$22,001	$11,679
08/31/22	$10,886	$21,104	$11,098
09/30/22	$10,646	$19,160	$10,853
10/31/22	$10,092	$20,711	$10,288
11/30/22	$10,734	$21,869	$10,942
12/31/22	$10,239	$20,609	$10,439
01/31/23	$11,524	$21,904	$11,760
02/28/23	$11,216	$21,369	$11,447
03/31/23	$10,699	$22,154	$10,916
04/30/23	$10,952	$22,500	$11,176
05/31/23	$10,685	$22,598	$10,903
06/30/23	$10,751	$24,091	$10,974
07/31/23	$10,885	$24,865	$11,115
08/31/23	$10,724	$24,469	$10,953
09/30/23	$10,596	$23,302	$10,824
10/31/23	$10,062	$22,812	$10,276
11/30/23	$10,933	$24,895	$11,172
12/31/23	$11,166	$26,026	$11,415
01/31/24	$11,586	$26,464	$11,850
02/29/24	$11,713	$27,877	$11,983
03/31/24	$11,719	$28,774	$11,993
04/30/24	$11,297	$27,599	$11,563
05/31/24	$11,532	$28,967	$11,808
06/30/24	$11,570	$30,006	$11,850
07/31/24	$11,590	$30,372	$11,874
08/31/24	$12,026	$31,108	$12,326
09/30/24	$12,354	$31,773	$12,668
10/31/24	$12,196	$31,485	$12,510
11/30/24	$12,179	$33,333	$12,496
12/31/24	$11,749	$32,538	$12,055
01/31/25	$11,839	$33,444	$12,152
02/28/25	$11,977	$33,008	$12,298
03/31/25	$11,599	$31,148	$11,912
04/30/25	$11,486	$30,937	$11,799
05/31/25	$11,468	$32,884	$11,784
06/30/25	$11,558	$34,556	$11,880
07/31/25	$11,881	$35,332	$12,218
08/31/25	$12,008	$36,048	$12,354
09/30/25	$12,242	$37,364	$12,602
10/31/25	$12,180	$38,239	$12,544
11/30/25	$12,024	$38,333	$12,387
12/31/25	$12,056	$38,356	$12,424
01/31/26	$12,280	$38,912	$12,660
02/28/26	$12,300	$38,616	$12,682
03/31/26	$11,822	$36,694	$12,192
04/30/26	$12,163	$40,544	$12,549
05/31/26	$12,040	$42,678	$12,426
06/30/26	$11,939	$42,271	$12,325

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
PSK	3.30%	(1.13%)	1.79%
S&P 500 Index	22.32%	13.41%	15.51%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate IndexFootnote Reference(1)Footnote Reference(2)	3.74%	(0.83%)	2.11%
Footnote	Description
Footnote(1)	Effective May 1, 2021 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Previous Benchmark Index”) to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Wells Fargo Hybrid and Preferred Securities Aggregate Index from June 30, 2016 through April 30, 2021 and of the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index effective May 1, 2021 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$707,825,845
  Number of Portfolio Holdings162
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$3,471,632

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Banks	39.9%
Insurance	21.4%
Electric	17.4%
Diversified Financial Services	9.7%
Real Estate Investment Trusts	4.3%
Telecommunications	3.0%
Auto Manufacturers	2.5%
Pipelines	0.5%
Sovereign	0.4%

Top Ten Holdings

Table Summary
Holdings	%
Citigroup Capital XIII, 10.30%, due 10/30/40	3.7%
Wells Fargo & Co., 4.75%, due 09/15/26	1.6%
Capital One Financial Corp., 5.00%, due 09/01/26	1.6%
AT&T, Inc., 5.35%, due 11/01/66	1.6%
Duke Energy Corp., 5.75%, due 07/30/26	1.4%
Allstate Corp., 5.10%, due 10/15/26	1.3%
Capital One Financial Corp., 4.80%, due 09/01/26	1.3%
NextEra Energy Capital Holdings, Inc., 6.50%, due 06/01/85	1.2%
Xcel Energy, Inc., 6.25%, due 10/15/85	1.2%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® ICE Preferred Securities ETF to the State Street® SPDR® ICE Preferred Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR PSK

State Street® SPDR® MSCI USA Gender Diversity ETF

SHE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® MSCI USA Gender Diversity ETF	$23	0.20%

How did the Fund perform last year and what affected its performance?

U.S. equity markets posted strong gains during the reporting period, supported by resilient economic growth, solid corporate earnings and expectations for a more accommodative monetary policy environment. Early gains were concentrated among A.I.-driven mega-cap technology stocks, but concerns about elevated valuations led market leadership to broaden across other market segments in early 2026. The A.I. investment theme also expanded beyond its initial beneficiaries, supporting memory, storage, and other technology infrastructure companies. Market volatility increased toward the end of the reporting period due to the U.S.-Iran conflict and stronger-than-expected economic data, which renewed concerns that interest rates would remain higher for longer. Information Technology was the Fund's largest sector weight and was a significant contributor to performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SHE	S&P 500 Index	MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,390	$10,369	$10,394
08/31/16	$10,356	$10,383	$10,359
09/30/16	$10,297	$10,385	$10,301
10/31/16	$10,082	$10,196	$10,088
11/30/16	$10,449	$10,573	$10,458
12/31/16	$10,502	$10,782	$10,513
01/31/17	$10,641	$10,987	$10,654
02/28/17	$11,104	$11,423	$11,122
03/31/17	$11,029	$11,436	$11,047
04/30/17	$11,184	$11,554	$11,205
05/31/17	$11,260	$11,716	$11,283
06/30/17	$11,379	$11,790	$11,406
07/31/17	$11,546	$12,032	$11,575
08/31/17	$11,557	$12,069	$11,588
09/30/17	$11,884	$12,318	$11,919
10/31/17	$12,024	$12,605	$12,062
11/30/17	$12,451	$12,992	$12,493
12/31/17	$12,568	$13,136	$12,619
01/31/18	$13,135	$13,888	$13,192
02/28/18	$12,638	$13,377	$12,693
03/31/18	$12,455	$13,037	$12,511
04/30/18	$12,605	$13,087	$12,664
05/31/18	$12,757	$13,402	$12,820
06/30/18	$12,950	$13,484	$13,008
07/31/18	$13,398	$13,986	$13,468
08/31/18	$13,728	$14,442	$13,774
09/30/18	$13,866	$14,524	$13,883
10/31/18	$12,907	$13,531	$12,967
11/30/18	$13,353	$13,807	$13,410
12/31/18	$12,138	$12,560	$12,182
01/31/19	$13,085	$13,567	$13,118
02/28/19	$13,467	$14,003	$13,515
03/31/19	$13,600	$14,275	$13,664
04/30/19	$14,006	$14,853	$14,054
05/31/19	$13,296	$13,909	$13,334
06/30/19	$14,193	$14,889	$14,249
07/31/19	$14,335	$15,103	$14,396
08/31/19	$14,070	$14,864	$14,132
09/30/19	$14,192	$15,142	$14,260
10/31/19	$14,364	$15,470	$14,437
11/30/19	$14,810	$16,031	$14,890
12/31/19	$15,023	$16,515	$15,103
01/31/20	$14,851	$16,509	$14,926
02/29/20	$13,706	$15,150	$13,779
03/31/20	$11,543	$13,279	$11,603
04/30/20	$13,053	$14,981	$13,125
05/31/20	$13,845	$15,694	$13,925
06/30/20	$13,950	$16,006	$14,032
07/31/20	$14,430	$16,909	$14,517
08/31/20	$15,388	$18,124	$15,485
09/30/20	$15,062	$17,436	$15,156
10/31/20	$14,661	$16,972	$14,757
11/30/20	$16,753	$18,830	$16,867
12/31/20	$17,713	$19,554	$17,839
01/31/21	$17,330	$19,356	$17,455
02/28/21	$18,392	$19,890	$18,521
03/31/21	$18,781	$20,761	$18,915
04/30/21	$19,621	$21,869	$19,766
05/31/21	$19,757	$22,022	$19,906
06/30/21	$20,172	$22,536	$20,325
07/31/21	$20,538	$23,071	$20,700
08/31/21	$21,014	$23,773	$21,184
09/30/21	$20,070	$22,667	$20,234
10/31/21	$21,280	$24,255	$21,458
11/30/21	$19,859	$24,087	$20,027
12/31/21	$20,383	$25,167	$20,558
01/31/22	$18,823	$23,864	$18,987
02/28/22	$18,166	$23,150	$18,327
03/31/22	$18,439	$24,009	$18,605
04/30/22	$16,786	$21,916	$16,938
05/31/22	$16,571	$21,956	$16,723
06/30/22	$15,236	$20,144	$15,378
07/31/22	$16,434	$22,001	$16,589
08/31/22	$15,961	$21,104	$16,113
09/30/22	$14,654	$19,160	$14,795
10/31/22	$16,263	$20,711	$16,423
11/30/22	$16,889	$21,869	$17,059
12/31/22	$15,976	$20,609	$16,140
01/31/23	$16,909	$21,904	$17,087
02/28/23	$16,454	$21,369	$16,629
03/31/23	$16,861	$22,154	$17,045
04/30/23	$17,151	$22,500	$17,341
05/31/23	$16,911	$22,598	$17,098
06/30/23	$17,981	$24,091	$18,183
07/31/23	$18,558	$24,865	$18,769
08/31/23	$18,207	$24,469	$18,414
09/30/23	$17,411	$23,302	$17,611
10/31/23	$17,230	$22,812	$17,433
11/30/23	$18,691	$24,895	$18,914
12/31/23	$19,547	$26,026	$19,784
01/31/24	$20,018	$26,464	$20,264
02/29/24	$21,203	$27,877	$21,468
03/31/24	$21,884	$28,774	$22,162
04/30/24	$20,865	$27,599	$21,132
05/31/24	$21,674	$28,967	$21,955
06/30/24	$22,501	$30,006	$22,798
07/31/24	$22,671	$30,372	$22,973
08/31/24	$23,295	$31,108	$23,612
09/30/24	$23,724	$31,773	$24,050
10/31/24	$23,554	$31,485	$23,853
11/30/24	$25,136	$33,333	$25,461
12/31/24	$24,106	$32,538	$24,421
01/31/25	$25,078	$33,444	$25,411
02/28/25	$25,205	$33,008	$25,541
03/31/25	$23,805	$31,148	$24,124
04/30/25	$23,713	$30,937	$24,037
05/31/25	$25,112	$32,884	$25,461
06/30/25	$26,115	$34,556	$26,483
07/31/25	$26,056	$35,332	$26,420
08/31/25	$26,381	$36,048	$26,756
09/30/25	$26,769	$37,364	$27,153
10/31/25	$27,495	$38,239	$27,896
11/30/25	$27,367	$38,333	$27,772
12/31/25	$27,802	$38,356	$28,219
01/31/26	$28,580	$38,912	$29,014
02/28/26	$28,359	$38,616	$28,794
03/31/26	$27,038	$36,694	$27,456
04/30/26	$30,212	$40,544	$30,688
05/31/26	$33,154	$42,678	$33,687
06/30/26	$32,746	$42,271	$33,280

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SHE	25.39%	10.17%	12.59%
S&P 500 Index	22.32%	13.41%	15.51%
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity IndexFootnote Reference(1)Footnote Reference(2)	25.67%	10.36%	12.78%
Footnote	Description
Footnote(1)	Effective December 8, 2022 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the SSGA Gender Diversity Index (the “Previous Benchmark Index”) to the MSCI USA Gender Diversity Select Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the SSGA Gender Diversity Index from June 30, 2016 through December 7, 2022 and of the MSCI USA Gender Diversity Select Index effective December 8, 2022 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$324,496,617
  Number of Portfolio Holdings233
  Portfolio Turnover Rate67%
  Total Advisory Fees Paid$573,511

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	21.9%
Software	9.0%
Banks	6.8%
Entertainment	5.3%
Hotels, Restaurants & Leisure	4.2%
Electronic Equipment, Instruments & Components	3.5%
Diversified Telecommunication Services	3.5%
Machinery	3.5%
Specialty Retail	3.5%
Oil, Gas & Consumable Fuels	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Advanced Micro Devices, Inc.	6.1%
Broadcom, Inc.	4.1%
Intel Corp.	4.0%
NVIDIA Corp.	4.0%
Microsoft Corp.	3.9%
Netflix, Inc.	3.5%
JPMorgan Chase & Co.	3.0%
Verizon Communications, Inc.	2.3%
Oracle Corp.	1.6%
Texas Instruments, Inc.	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Gender Diversity ETF to the State Street® SPDR® MSCI USA Gender Diversity ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SHE

State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF

HYMB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor, and individual holdings. This sampling resulted in slight curve exposure differences which aided relative performance. Slight differences in sector exposures over the period improved relative performance. Residual impacts were a negative factor for relative returns during the 12-month period. Yields decreased over the reporting period, which helped price return and the fund’s yield return was helpful in generating positive absolute performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	HYMB	Bloomberg U.S. Aggregate Bond Index	ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,011	$10,063	$10,036
08/31/16	$10,050	$10,052	$10,089
09/30/16	$10,049	$10,046	$10,110
10/31/16	$9,940	$9,969	$10,024
11/30/16	$9,506	$9,733	$9,608
12/31/16	$9,556	$9,747	$9,659
01/31/17	$9,646	$9,766	$9,754
02/28/17	$9,762	$9,832	$9,903
03/31/17	$9,751	$9,827	$9,930
04/30/17	$9,850	$9,902	$10,035
05/31/17	$9,943	$9,979	$10,141
06/30/17	$9,936	$9,969	$10,135
07/31/17	$9,993	$10,011	$10,198
08/31/17	$10,095	$10,101	$10,298
09/30/17	$9,992	$10,053	$10,209
10/31/17	$9,807	$10,059	$10,202
11/30/17	$9,825	$10,046	$10,230
12/31/17	$9,923	$10,092	$10,338
01/31/18	$9,898	$9,976	$10,313
02/28/18	$9,885	$9,881	$10,298
03/31/18	$9,982	$9,945	$10,408
04/30/18	$10,003	$9,871	$10,438
05/31/18	$10,142	$9,941	$10,605
06/30/18	$10,188	$9,929	$10,665
07/31/18	$10,235	$9,931	$10,722
08/31/18	$10,312	$9,995	$10,800
09/30/18	$10,271	$9,931	$10,748
10/31/18	$10,162	$9,852	$10,618
11/30/18	$10,195	$9,911	$10,656
12/31/18	$10,300	$10,093	$10,762
01/31/19	$10,345	$10,200	$10,825
02/28/19	$10,439	$10,195	$10,924
03/31/19	$10,679	$10,390	$11,183
04/30/19	$10,726	$10,393	$11,243
05/31/19	$10,910	$10,577	$11,434
06/30/19	$10,972	$10,710	$11,503
07/31/19	$11,038	$10,734	$11,586
08/31/19	$11,269	$11,012	$11,842
09/30/19	$11,245	$10,953	$11,815
10/31/19	$11,252	$10,986	$11,837
11/30/19	$11,287	$10,981	$11,882
12/31/19	$11,340	$10,973	$11,922
01/31/20	$11,595	$11,184	$12,204
02/29/20	$11,823	$11,386	$12,451
03/31/20	$10,583	$11,319	$11,220
04/30/20	$10,259	$11,520	$10,858
05/31/20	$10,613	$11,573	$11,268
06/30/20	$10,981	$11,646	$11,671
07/31/20	$11,232	$11,820	$11,991
08/31/20	$11,247	$11,725	$12,008
09/30/20	$11,223	$11,718	$12,013
10/31/20	$11,238	$11,666	$12,020
11/30/20	$11,483	$11,781	$12,292
12/31/20	$11,701	$11,797	$12,505
01/31/21	$11,933	$11,712	$12,743
02/28/21	$11,768	$11,543	$12,596
03/31/21	$11,851	$11,399	$12,722
04/30/21	$12,008	$11,489	$12,897
05/31/21	$12,142	$11,527	$13,022
06/30/21	$12,266	$11,608	$13,161
07/31/21	$12,377	$11,737	$13,316
08/31/21	$12,338	$11,715	$13,286
09/30/21	$12,209	$11,614	$13,195
10/31/21	$12,152	$11,610	$13,139
11/30/21	$12,303	$11,645	$13,301
12/31/21	$12,337	$11,615	$13,333
01/31/22	$11,983	$11,365	$12,957
02/28/22	$11,873	$11,238	$12,914
03/31/22	$11,412	$10,926	$12,450
04/30/22	$10,973	$10,511	$12,028
05/31/22	$11,085	$10,579	$12,158
06/30/22	$10,700	$10,413	$11,807
07/31/22	$11,080	$10,667	$12,226
08/31/22	$10,796	$10,366	$11,950
09/30/22	$10,131	$9,918	$11,271
10/31/22	$9,946	$9,790	$11,057
11/30/22	$10,511	$10,150	$11,686
12/31/22	$10,453	$10,104	$11,679
01/31/23	$10,898	$10,415	$12,166
02/28/23	$10,565	$10,145	$11,812
03/31/23	$10,686	$10,403	$12,024
04/30/23	$10,737	$10,466	$12,069
05/31/23	$10,682	$10,352	$11,985
06/30/23	$10,855	$10,315	$12,183
07/31/23	$10,883	$10,308	$12,266
08/31/23	$10,762	$10,242	$12,075
09/30/23	$10,412	$9,982	$11,667
10/31/23	$10,175	$9,824	$11,491
11/30/23	$10,886	$10,269	$12,370
12/31/23	$11,222	$10,662	$12,726
01/31/24	$11,283	$10,633	$12,667
02/29/24	$11,363	$10,483	$12,749
03/31/24	$11,446	$10,580	$12,877
04/30/24	$11,318	$10,312	$12,771
05/31/24	$11,383	$10,487	$12,841
06/30/24	$11,602	$10,587	$13,131
07/31/24	$11,712	$10,834	$13,270
08/31/24	$11,822	$10,990	$13,413
09/30/24	$11,991	$11,137	$13,537
10/31/24	$11,834	$10,860	$13,340
11/30/24	$12,028	$10,975	$13,614
12/31/24	$11,848	$10,796	$13,383
01/31/25	$11,930	$10,853	$13,484
02/28/25	$12,084	$11,092	$13,642
03/31/25	$11,832	$11,096	$13,463
04/30/25	$11,623	$11,140	$13,247
05/31/25	$11,583	$11,060	$13,252
06/30/25	$11,655	$11,230	$13,328
07/31/25	$11,505	$11,200	$13,194
08/31/25	$11,542	$11,334	$13,265
09/30/25	$11,901	$11,458	$13,658
10/31/25	$12,045	$11,529	$13,809
11/30/25	$12,087	$11,601	$13,860
12/31/25	$12,095	$11,584	$13,862
01/31/26	$12,208	$11,596	$13,984
02/28/26	$12,388	$11,786	$14,172
03/31/26	$12,125	$11,578	$13,898
04/30/26	$12,293	$11,591	$14,072
05/31/26	$12,390	$11,628	$14,176
06/30/26	$12,537	$11,656	$14,343

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
HYMB	7.57%	0.44%	2.29%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield IndexFootnote Reference(1)Footnote Reference(2)	7.62%	1.74%	3.67%
Footnote	Description
Footnote(1)	Effective October 1, 2019 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the S&P Municipal Yield Index (the “First Previous Benchmark Index”) to the Bloomberg Municipal Yield Index, and effective June 1, 2025 (the "Second Benchmark Index Change Date"), the Fund's benchmark index changed from the Bloomberg Municipal Yield Index (the “Second Previous Benchmark Index”), to the ICE US Select High Yield Crossover Municipal Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the S&P Municipal Yield Index from June 30, 2016 to September 30, 2019, the Bloomberg Municipal Yield Index from October 1, 2019 to May 1, 2025, and of the ICE US Select High Yield Crossover Municipal Index effective June 1, 2025 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,101,835,422
  Number of Portfolio Holdings1,869
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$9,951,183

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
California	13.2%
Puerto Rico	9.7%
Illinois	6.9%
Florida	6.2%
New York	6.1%
Texas	5.1%
Colorado	4.7%
Wisconsin	4.4%
Ohio	3.6%
Alabama	2.9%

Top Ten Holdings

Table Summary
Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 07/01/58	2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, due 07/01/58	1.5%
Buckeye Tobacco Settlement Financing Authority, Class 2, 5.00%, due 06/01/55	1.2%
Commonwealth of Puerto Rico, 4.00%, due 07/01/46	0.6%
Commonwealth of Puerto Rico, 4.00%, due 07/01/41	0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, due 07/01/53	0.6%
New York Liberty Development Corp., Class 1-3, 5.00%, due 11/15/44	0.5%
Metropolitan Pier & Exposition Authority, 4.00%, due 12/15/42	0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, due 07/01/40	0.4%
Chicago Board of Education, 5.88%, due 12/01/47	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE High Yield Municipal Bond ETF to the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HYMB

State Street® SPDR® Nuveen ICE Municipal Bond ETF

TFI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Nuveen ICE Municipal Bond ETF	$24	0.23%

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor, and individual holdings. This sampling resulted in slight curve exposure differences which helped relative performance. Residual impacts were negative as the significant increase in index size resulted in more idiosyncratic and less liquid areas of the market being added to the portfolio over time. Yields decreased over the reporting period, which helped price return and the fund’s yield return was helpful in generating positive absolute performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	TFI	Bloomberg U.S. Aggregate Bond Index	ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 Years
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,996	$10,063	$9,999
08/31/16	$10,013	$10,052	$10,006
09/30/16	$9,962	$10,046	$9,948
10/31/16	$9,844	$9,969	$9,815
11/30/16	$9,401	$9,733	$9,376
12/31/16	$9,512	$9,747	$9,522
01/31/17	$9,569	$9,766	$9,579
02/28/17	$9,623	$9,832	$9,642
03/31/17	$9,647	$9,827	$9,666
04/30/17	$9,731	$9,902	$9,750
05/31/17	$9,904	$9,979	$9,934
06/30/17	$9,866	$9,969	$9,891
07/31/17	$9,943	$10,011	$9,978
08/31/17	$10,019	$10,101	$10,049
09/30/17	$9,956	$10,053	$9,984
10/31/17	$9,982	$10,059	$10,012
11/30/17	$9,921	$10,046	$9,953
12/31/17	$10,043	$10,092	$10,082
01/31/18	$9,894	$9,976	$9,921
02/28/18	$9,834	$9,881	$9,879
03/31/18	$9,875	$9,945	$9,926
04/30/18	$9,822	$9,871	$9,881
05/31/18	$9,948	$9,941	$10,009
06/30/18	$9,946	$9,929	$10,008
07/31/18	$9,962	$9,931	$10,026
08/31/18	$9,977	$9,995	$10,050
09/30/18	$9,901	$9,931	$9,973
10/31/18	$9,819	$9,852	$9,899
11/30/18	$9,947	$9,911	$10,031
12/31/18	$10,087	$10,093	$10,171
01/31/19	$10,169	$10,200	$10,262
02/28/19	$10,225	$10,195	$10,322
03/31/19	$10,385	$10,390	$10,494
04/30/19	$10,420	$10,393	$10,529
05/31/19	$10,583	$10,577	$10,682
06/30/19	$10,624	$10,710	$10,720
07/31/19	$10,719	$10,734	$10,819
08/31/19	$10,896	$11,012	$11,000
09/30/19	$10,793	$10,953	$10,889
10/31/19	$10,798	$10,986	$10,906
11/30/19	$10,812	$10,981	$10,932
12/31/19	$10,846	$10,973	$10,968
01/31/20	$11,061	$11,184	$11,187
02/29/20	$11,207	$11,386	$11,334
03/31/20	$10,866	$11,319	$11,001
04/30/20	$10,747	$11,520	$10,895
05/31/20	$11,151	$11,573	$11,309
06/30/20	$11,176	$11,646	$11,336
07/31/20	$11,347	$11,820	$11,527
08/31/20	$11,285	$11,725	$11,444
09/30/20	$11,280	$11,718	$11,447
10/31/20	$11,241	$11,666	$11,398
11/30/20	$11,405	$11,781	$11,587
12/31/20	$11,457	$11,797	$11,635
01/31/21	$11,489	$11,712	$11,684
02/28/21	$11,258	$11,543	$11,445
03/31/21	$11,319	$11,399	$11,519
04/30/21	$11,420	$11,489	$11,623
05/31/21	$11,454	$11,527	$11,652
06/30/21	$11,472	$11,608	$11,671
07/31/21	$11,561	$11,737	$11,782
08/31/21	$11,513	$11,715	$11,730
09/30/21	$11,404	$11,614	$11,624
10/31/21	$11,387	$11,610	$11,588
11/30/21	$11,492	$11,645	$11,705
12/31/21	$11,504	$11,615	$11,727
01/31/22	$11,150	$11,365	$11,352
02/28/22	$11,091	$11,238	$11,319
03/31/22	$10,686	$10,926	$10,900
04/30/22	$10,308	$10,511	$10,557
05/31/22	$10,510	$10,579	$10,749
06/30/22	$10,276	$10,413	$10,560
07/31/22	$10,576	$10,667	$10,879
08/31/22	$10,279	$10,366	$10,610
09/30/22	$9,886	$9,918	$10,177
10/31/22	$9,824	$9,790	$10,119
11/30/22	$10,336	$10,150	$10,635
12/31/22	$10,332	$10,104	$10,672
01/31/23	$10,653	$10,415	$11,006
02/28/23	$10,357	$10,145	$10,716
03/31/23	$10,620	$10,403	$10,992
04/30/23	$10,582	$10,466	$10,953
05/31/23	$10,457	$10,352	$10,821
06/30/23	$10,552	$10,315	$10,930
07/31/23	$10,571	$10,308	$10,966
08/31/23	$10,410	$10,242	$10,772
09/30/23	$10,068	$9,982	$10,402
10/31/23	$9,946	$9,824	$10,321
11/30/23	$10,629	$10,269	$11,062
12/31/23	$10,929	$10,662	$11,359
01/31/24	$10,881	$10,633	$11,279
02/29/24	$10,875	$10,483	$11,283
03/31/24	$10,841	$10,580	$11,259
04/30/24	$10,681	$10,312	$11,087
05/31/24	$10,601	$10,487	$11,015
06/30/24	$10,782	$10,587	$11,201
07/31/24	$10,874	$10,834	$11,309
08/31/24	$10,971	$10,990	$11,405
09/30/24	$11,081	$11,137	$11,523
10/31/24	$10,876	$10,860	$11,313
11/30/24	$11,070	$10,975	$11,525
12/31/24	$10,912	$10,796	$11,346
01/31/25	$10,946	$10,853	$11,400
02/28/25	$11,067	$11,092	$11,524
03/31/25	$10,830	$11,096	$11,283
04/30/25	$10,750	$11,140	$11,200
05/31/25	$10,743	$11,060	$11,223
06/30/25	$10,819	$11,230	$11,307
07/31/25	$10,799	$11,200	$11,280
08/31/25	$10,893	$11,334	$11,380
09/30/25	$11,128	$11,458	$11,649
10/31/25	$11,243	$11,529	$11,776
11/30/25	$11,272	$11,601	$11,807
12/31/25	$11,293	$11,584	$11,826
01/31/26	$11,378	$11,596	$11,913
02/28/26	$11,523	$11,786	$12,069
03/31/26	$11,256	$11,578	$11,795
04/30/26	$11,373	$11,591	$11,925
05/31/26	$11,416	$11,628	$11,971
06/30/26	$11,498	$11,656	$12,062

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
TFI	6.27%	0.05%	1.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 YearsFootnote Reference(1)Footnote Reference(2)	6.67%	0.66%	1.89%
Footnote	Description
Footnote(1)	Effective January 2, 2019 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Municipal Managed Money Index (the “First Previous Benchmark Index”) to the Bloomberg Municipal Managed Money 1-25 Years Index, and effective June 1, 2025 (the "Second Benchmark Index Change Date"), the Fund's benchmark index changed from the Bloomberg Municipal Managed Money 1-25 Years Index (the “Second Previous Benchmark Index”), to the ICE 1+ Year AMT-Free Broad Municipal Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Municipal Managed Money Index from June 30, 2016 to January 1, 2019, the Bloomberg Municipal Managed Money 1-25 Years Index from January 2, 2019 to May 31, 2025, and of the ICE 1+ Year AMT-Free Broad Municipal Index effective June 1, 2025 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,136,157,638
  Number of Portfolio Holdings1,898
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid$7,154,086

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
California	16.4%
New York	15.7%
Texas	11.3%
Illinois	3.8%
Massachusetts	3.7%
Pennsylvania	3.6%
Florida	3.5%
Washington	2.9%
New Jersey	2.8%
Georgia	2.6%

Top Ten Holdings

Table Summary
Holdings	%
State of California, 5.00%, due 11/01/27	0.2%
City of New York, 5.00%, due 08/01/31	0.2%
New York City Municipal Water Finance Authority, 4.13%, due 06/15/47	0.2%
University of California, 5.50%, due 05/15/40	0.2%
State of Washington, 5.00%, due 02/01/28	0.2%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.2%
City of Madison, 4.00%, due 10/01/32	0.2%
State of Georgia, 5.00%, due 07/01/30	0.2%
State of Maryland, 5.00%, due 06/01/34	0.2%
State of Maryland Department of Transportation, 2.00%, due 10/01/34	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TFI

State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF

SHM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF	$20	0.20%

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor, and individual holdings. Despite this sampling, curve exposure was in line with the benchmark, whereas sector exposure difference drove tracking differences. With the significant increase in index constituents and less liquidity in newer sectors, residual impacts hurt relative performance and make up the tracking difference over the period. Yields declined on the short end of the municipal yield curve, which helped provide positive total return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SHM	Bloomberg U.S. Aggregate Bond Index	ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,027	$10,063	$10,030
08/31/16	$10,018	$10,052	$10,023
09/30/16	$9,973	$10,046	$9,978
10/31/16	$9,956	$9,969	$9,959
11/30/16	$9,785	$9,733	$9,796
12/31/16	$9,818	$9,747	$9,834
01/31/17	$9,892	$9,766	$9,913
02/28/17	$9,949	$9,832	$9,970
03/31/17	$9,941	$9,827	$9,966
04/30/17	$9,978	$9,902	$10,005
05/31/17	$10,032	$9,979	$10,065
06/30/17	$9,996	$9,969	$10,031
07/31/17	$10,047	$10,011	$10,081
08/31/17	$10,081	$10,101	$10,119
09/30/17	$10,038	$10,053	$10,069
10/31/17	$10,026	$10,059	$10,063
11/30/17	$9,919	$10,046	$9,962
12/31/17	$9,942	$10,092	$9,988
01/31/18	$9,948	$9,976	$9,996
02/28/18	$9,944	$9,881	$9,992
03/31/18	$9,932	$9,945	$9,982
04/30/18	$9,898	$9,871	$9,950
05/31/18	$9,958	$9,941	$10,013
06/30/18	$9,990	$9,929	$10,050
07/31/18	$10,014	$9,931	$10,079
08/31/18	$10,012	$9,995	$10,073
09/30/18	$9,967	$9,931	$10,028
10/31/18	$9,950	$9,852	$10,018
11/30/18	$10,012	$9,911	$10,078
12/31/18	$10,080	$10,093	$10,151
01/31/19	$10,140	$10,200	$10,215
02/28/19	$10,172	$10,195	$10,246
03/31/19	$10,213	$10,390	$10,291
04/30/19	$10,209	$10,393	$10,288
05/31/19	$10,283	$10,577	$10,361
06/30/19	$10,324	$10,710	$10,406
07/31/19	$10,394	$10,734	$10,471
08/31/19	$10,412	$11,012	$10,496
09/30/19	$10,362	$10,953	$10,434
10/31/19	$10,398	$10,986	$10,482
11/30/19	$10,412	$10,981	$10,503
12/31/19	$10,435	$10,973	$10,525
01/31/20	$10,508	$11,184	$10,602
02/29/20	$10,541	$11,386	$10,635
03/31/20	$10,419	$11,319	$10,517
04/30/20	$10,433	$11,520	$10,537
05/31/20	$10,660	$11,573	$10,771
06/30/20	$10,656	$11,646	$10,764
07/31/20	$10,707	$11,820	$10,824
08/31/20	$10,695	$11,725	$10,813
09/30/20	$10,702	$11,718	$10,827
10/31/20	$10,679	$11,666	$10,805
11/30/20	$10,708	$11,781	$10,834
12/31/20	$10,716	$11,797	$10,846
01/31/21	$10,732	$11,712	$10,861
02/28/21	$10,667	$11,543	$10,798
03/31/21	$10,683	$11,399	$10,825
04/30/21	$10,709	$11,489	$10,852
05/31/21	$10,707	$11,527	$10,850
06/30/21	$10,705	$11,608	$10,847
07/31/21	$10,741	$11,737	$10,892
08/31/21	$10,730	$11,715	$10,886
09/30/21	$10,693	$11,614	$10,854
10/31/21	$10,676	$11,610	$10,835
11/30/21	$10,684	$11,645	$10,843
12/31/21	$10,684	$11,615	$10,848
01/31/22	$10,488	$11,365	$10,655
02/28/22	$10,457	$11,238	$10,623
03/31/22	$10,288	$10,926	$10,438
04/30/22	$10,175	$10,511	$10,324
05/31/22	$10,301	$10,579	$10,458
06/30/22	$10,287	$10,413	$10,448
07/31/22	$10,416	$10,667	$10,583
08/31/22	$10,248	$10,366	$10,431
09/30/22	$10,054	$9,918	$10,222
10/31/22	$10,053	$9,790	$10,221
11/30/22	$10,258	$10,150	$10,435
12/31/22	$10,278	$10,104	$10,456
01/31/23	$10,421	$10,415	$10,614
02/28/23	$10,231	$10,145	$10,435
03/31/23	$10,410	$10,403	$10,607
04/30/23	$10,341	$10,466	$10,545
05/31/23	$10,266	$10,352	$10,467
06/30/23	$10,323	$10,315	$10,533
07/31/23	$10,335	$10,308	$10,555
08/31/23	$10,314	$10,242	$10,519
09/30/23	$10,196	$9,982	$10,393
10/31/23	$10,201	$9,824	$10,403
11/30/23	$10,476	$10,269	$10,697
12/31/23	$10,586	$10,662	$10,812
01/31/24	$10,560	$10,633	$10,777
02/29/24	$10,565	$10,483	$10,785
03/31/24	$10,532	$10,580	$10,755
04/30/24	$10,474	$10,312	$10,698
05/31/24	$10,434	$10,487	$10,671
06/30/24	$10,527	$10,587	$10,762
07/31/24	$10,619	$10,834	$10,860
08/31/24	$10,738	$10,990	$10,978
09/30/24	$10,794	$11,137	$11,037
10/31/24	$10,708	$10,860	$10,953
11/30/24	$10,767	$10,975	$11,016
12/31/24	$10,716	$10,796	$10,964
01/31/25	$10,773	$10,853	$11,019
02/28/25	$10,832	$11,092	$11,089
03/31/25	$10,804	$11,096	$11,055
04/30/25	$10,771	$11,140	$11,011
05/31/25	$10,843	$11,060	$11,100
06/30/25	$10,921	$11,230	$11,180
07/31/25	$10,991	$11,200	$11,250
08/31/25	$11,055	$11,334	$11,317
09/30/25	$11,073	$11,458	$11,348
10/31/25	$11,057	$11,529	$11,338
11/30/25	$11,083	$11,601	$11,364
12/31/25	$11,119	$11,584	$11,403
01/31/26	$11,195	$11,596	$11,482
02/28/26	$11,255	$11,786	$11,547
03/31/26	$11,146	$11,578	$11,440
04/30/26	$11,177	$11,591	$11,478
05/31/26	$11,200	$11,628	$11,502
06/30/26	$11,239	$11,656	$11,543

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SHM	2.91%	0.98%	1.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term IndexFootnote Reference(1)Footnote Reference(2)	3.24%	1.25%	1.45%
Footnote	Description
Footnote(1)	Effective June 1, 2025 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Managed Money Municipal Short Term Index (the “Previous Benchmark Index”) to the ICE 1-5 Year AMT-Free Broad Municipal Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Managed Money Municipal Short Term Index from June 30, 2016 to May 31, 2025 and of the ICE 1-5 Year AMT-Free Broad Municipal Index effective June 1, 2025 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,473,038,556
  Number of Portfolio Holdings1,045
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid$6,936,868

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
California	16.0%
New York	11.7%
Texas	10.3%
Alabama	4.1%
Illinois	3.9%
Georgia	3.7%
Massachusetts	3.4%
Florida	3.3%
Washington	3.1%
New Jersey	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Southeast Energy Authority A Cooperative District, 5.00%, due 10/01/30	0.9%
State of California, 5.00%, due 10/01/27	0.7%
New York State Dormitory Authority, 5.00%, due 03/15/29	0.6%
State of California, 5.00%, due 03/01/29	0.5%
State of California, 5.00%, due 09/01/28	0.5%
State of California, 5.00%, due 09/01/28	0.5%
City of New York, 5.00%, due 08/01/27	0.4%
University of California, 5.00%, due 05/15/27	0.4%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.4%
City of New York, 5.00%, due 09/01/27	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Short Term Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SHM

State Street® SPDR® Portfolio Aggregate Bond ETF

SPAB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Aggregate Bond ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPAB	Bloomberg Global Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,063	$10,075	$10,063
08/31/16	$10,051	$10,026	$10,052
09/30/16	$10,043	$10,082	$10,046
10/31/16	$9,966	$9,802	$9,969
11/30/16	$9,728	$9,412	$9,733
12/31/16	$9,740	$9,369	$9,747
01/31/17	$9,758	$9,475	$9,766
02/28/17	$9,825	$9,520	$9,832
03/31/17	$9,818	$9,534	$9,827
04/30/17	$9,894	$9,642	$9,902
05/31/17	$9,971	$9,791	$9,979
06/30/17	$9,960	$9,782	$9,969
07/31/17	$10,003	$9,947	$10,011
08/31/17	$10,093	$10,045	$10,101
09/30/17	$10,044	$9,955	$10,053
10/31/17	$10,050	$9,917	$10,059
11/30/17	$10,036	$10,027	$10,046
12/31/17	$10,082	$10,062	$10,092
01/31/18	$9,963	$10,182	$9,976
02/28/18	$9,866	$10,092	$9,881
03/31/18	$9,928	$10,199	$9,945
04/30/18	$9,853	$10,036	$9,871
05/31/18	$9,921	$9,959	$9,941
06/30/18	$9,908	$9,915	$9,929
07/31/18	$9,912	$9,899	$9,931
08/31/18	$9,976	$9,909	$9,995
09/30/18	$9,911	$9,824	$9,931
10/31/18	$9,832	$9,714	$9,852
11/30/18	$9,889	$9,744	$9,911
12/31/18	$10,068	$9,941	$10,093
01/31/19	$10,176	$10,093	$10,200
02/28/19	$10,170	$10,035	$10,195
03/31/19	$10,367	$10,160	$10,390
04/30/19	$10,370	$10,130	$10,393
05/31/19	$10,554	$10,267	$10,577
06/30/19	$10,688	$10,495	$10,710
07/31/19	$10,712	$10,466	$10,734
08/31/19	$10,989	$10,679	$11,012
09/30/19	$10,928	$10,570	$10,953
10/31/19	$10,960	$10,640	$10,986
11/30/19	$10,954	$10,560	$10,981
12/31/19	$10,947	$10,621	$10,973
01/31/20	$11,160	$10,757	$11,184
02/29/20	$11,360	$10,829	$11,386
03/31/20	$11,271	$10,586	$11,319
04/30/20	$11,470	$10,794	$11,520
05/31/20	$11,526	$10,842	$11,573
06/30/20	$11,600	$10,938	$11,646
07/31/20	$11,774	$11,287	$11,820
08/31/20	$11,680	$11,270	$11,725
09/30/20	$11,673	$11,229	$11,718
10/31/20	$11,620	$11,240	$11,666
11/30/20	$11,738	$11,444	$11,781
12/31/20	$11,755	$11,598	$11,797
01/31/21	$11,669	$11,496	$11,712
02/28/21	$11,499	$11,298	$11,543
03/31/21	$11,354	$11,081	$11,399
04/30/21	$11,445	$11,221	$11,489
05/31/21	$11,481	$11,326	$11,527
06/30/21	$11,562	$11,226	$11,608
07/31/21	$11,691	$11,375	$11,737
08/31/21	$11,669	$11,328	$11,715
09/30/21	$11,567	$11,127	$11,614
10/31/21	$11,564	$11,100	$11,610
11/30/21	$11,598	$11,067	$11,645
12/31/21	$11,563	$11,052	$11,615
01/31/22	$11,318	$10,826	$11,365
02/28/22	$11,191	$10,697	$11,238
03/31/22	$10,880	$10,371	$10,926
04/30/22	$10,467	$9,803	$10,511
05/31/22	$10,535	$9,830	$10,579
06/30/22	$10,371	$9,514	$10,413
07/31/22	$10,624	$9,717	$10,667
08/31/22	$10,325	$9,333	$10,366
09/30/22	$9,878	$8,854	$9,918
10/31/22	$9,748	$8,793	$9,790
11/30/22	$10,106	$9,206	$10,150
12/31/22	$10,041	$9,256	$10,104
01/31/23	$10,365	$9,560	$10,415
02/28/23	$10,097	$9,242	$10,145
03/31/23	$10,354	$9,535	$10,403
04/30/23	$10,417	$9,577	$10,466
05/31/23	$10,303	$9,389	$10,352
06/30/23	$10,266	$9,389	$10,315
07/31/23	$10,259	$9,454	$10,308
08/31/23	$10,194	$9,324	$10,242
09/30/23	$9,935	$9,052	$9,982
10/31/23	$9,778	$8,944	$9,824
11/30/23	$10,219	$9,395	$10,269
12/31/23	$10,602	$9,785	$10,662
01/31/24	$10,582	$9,650	$10,633
02/29/24	$10,432	$9,529	$10,483
03/31/24	$10,523	$9,581	$10,580
04/30/24	$10,262	$9,340	$10,312
05/31/24	$10,436	$9,462	$10,487
06/30/24	$10,535	$9,476	$10,587
07/31/24	$10,781	$9,737	$10,834
08/31/24	$10,936	$9,968	$10,990
09/30/24	$11,082	$10,137	$11,137
10/31/24	$10,807	$9,797	$10,860
11/30/24	$10,932	$9,831	$10,975
12/31/24	$10,745	$9,620	$10,796
01/31/25	$10,799	$9,675	$10,853
02/28/25	$11,038	$9,813	$11,092
03/31/25	$11,042	$9,874	$11,096
04/30/25	$11,085	$10,164	$11,140
05/31/25	$11,005	$10,128	$11,060
06/30/25	$11,175	$10,319	$11,230
07/31/25	$11,147	$10,166	$11,200
08/31/25	$11,280	$10,314	$11,334
09/30/25	$11,402	$10,381	$11,458
10/31/25	$11,474	$10,355	$11,529
11/30/25	$11,547	$10,379	$11,601
12/31/25	$11,517	$10,406	$11,584
01/31/26	$11,540	$10,503	$11,596
02/28/26	$11,728	$10,621	$11,786
03/31/26	$11,522	$10,294	$11,578
04/30/26	$11,535	$10,422	$11,591
05/31/26	$11,570	$10,457	$11,628
06/30/26	$11,598	$10,384	$11,656

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPAB	3.79%	0.06%	1.49%
Bloomberg Global Aggregate Bond Index	0.62%	(1.55%)	0.38%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$9,625,332,855
  Number of Portfolio Holdings8,290
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,579,954

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.1%
Short-Term Investments	4.4%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.3%
Commercial Mortgage Backed Securities	0.2%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.50%, due 12/15/28	0.8%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/31	0.4%
U.S. Treasury Notes, 3.50%, due 01/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 3.38%, due 12/31/27	0.4%
U.S. Treasury Notes, 3.75%, due 04/30/28	0.4%
U.S. Treasury Notes, 4.38%, due 05/15/34	0.4%
U.S. Treasury Notes, 4.50%, due 11/15/33	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Aggregate Bond ETF to the State Street® SPDR® Portfolio Aggregate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPAB

State Street® SPDR® Portfolio Corporate Bond ETF

SPBO

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Corporate Bond ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPBO	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,120	$10,063	$10,125
08/31/16	$10,134	$10,052	$10,138
09/30/16	$10,128	$10,046	$10,132
10/31/16	$10,061	$9,969	$10,079
11/30/16	$9,804	$9,733	$9,830
12/31/16	$9,857	$9,747	$9,889
01/31/17	$9,910	$9,766	$9,947
02/28/17	$10,012	$9,832	$10,050
03/31/17	$9,992	$9,827	$10,032
04/30/17	$10,090	$9,902	$10,134
05/31/17	$10,193	$9,979	$10,236
06/30/17	$10,211	$9,969	$10,253
07/31/17	$10,283	$10,011	$10,327
08/31/17	$10,367	$10,101	$10,415
09/30/17	$10,328	$10,053	$10,376
10/31/17	$10,371	$10,059	$10,423
11/30/17	$10,351	$10,046	$10,409
12/31/17	$10,428	$10,092	$10,486
01/31/18	$10,332	$9,976	$10,391
02/28/18	$10,199	$9,881	$10,259
03/31/18	$10,219	$9,945	$10,280
04/30/18	$10,130	$9,871	$10,200
05/31/18	$10,185	$9,941	$10,253
06/30/18	$10,133	$9,929	$10,197
07/31/18	$10,192	$9,931	$10,264
08/31/18	$10,239	$9,995	$10,314
09/30/18	$10,201	$9,931	$10,278
10/31/18	$10,053	$9,852	$10,128
11/30/18	$10,041	$9,911	$10,111
12/31/18	$10,187	$10,093	$10,259
01/31/19	$10,429	$10,200	$10,501
02/28/19	$10,452	$10,195	$10,523
03/31/19	$10,719	$10,390	$10,787
04/30/19	$10,778	$10,393	$10,846
05/31/19	$10,934	$10,577	$11,001
06/30/19	$11,208	$10,710	$11,270
07/31/19	$11,273	$10,734	$11,333
08/31/19	$11,626	$11,012	$11,690
09/30/19	$11,550	$10,953	$11,614
10/31/19	$11,621	$10,986	$11,684
11/30/19	$11,654	$10,981	$11,713
12/31/19	$11,691	$10,973	$11,751
01/31/20	$11,964	$11,184	$12,026
02/29/20	$12,119	$11,386	$12,187
03/31/20	$11,258	$11,319	$11,324
04/30/20	$11,869	$11,520	$11,918
05/31/20	$12,066	$11,573	$12,104
06/30/20	$12,316	$11,646	$12,341
07/31/20	$12,719	$11,820	$12,742
08/31/20	$12,536	$11,725	$12,567
09/30/20	$12,498	$11,718	$12,531
10/31/20	$12,479	$11,666	$12,508
11/30/20	$12,842	$11,781	$12,857
12/31/20	$12,904	$11,797	$12,913
01/31/21	$12,737	$11,712	$12,747
02/28/21	$12,519	$11,543	$12,527
03/31/21	$12,308	$11,399	$12,312
04/30/21	$12,447	$11,489	$12,449
05/31/21	$12,545	$11,527	$12,544
06/30/21	$12,746	$11,608	$12,749
07/31/21	$12,920	$11,737	$12,924
08/31/21	$12,882	$11,715	$12,885
09/30/21	$12,748	$11,614	$12,749
10/31/21	$12,777	$11,610	$12,781
11/30/21	$12,785	$11,645	$12,788
12/31/21	$12,758	$11,615	$12,778
01/31/22	$12,347	$11,365	$12,348
02/28/22	$12,100	$11,238	$12,101
03/31/22	$11,798	$10,926	$11,796
04/30/22	$11,156	$10,511	$11,151
05/31/22	$11,255	$10,579	$11,255
06/30/22	$10,940	$10,413	$10,940
07/31/22	$11,293	$10,667	$11,294
08/31/22	$10,962	$10,366	$10,963
09/30/22	$10,382	$9,918	$10,387
10/31/22	$10,272	$9,790	$10,279
11/30/22	$10,805	$10,150	$10,812
12/31/22	$10,735	$10,104	$10,764
01/31/23	$11,197	$10,415	$11,195
02/28/23	$10,842	$10,145	$10,839
03/31/23	$11,144	$10,403	$11,141
04/30/23	$11,232	$10,466	$11,226
05/31/23	$11,071	$10,352	$11,064
06/30/23	$11,122	$10,315	$11,109
07/31/23	$11,166	$10,308	$11,148
08/31/23	$11,080	$10,242	$11,061
09/30/23	$10,785	$9,982	$10,766
10/31/23	$10,580	$9,824	$10,564
11/30/23	$11,219	$10,269	$11,196
12/31/23	$11,697	$10,662	$11,681
01/31/24	$11,693	$10,633	$11,661
02/29/24	$11,518	$10,483	$11,486
03/31/24	$11,668	$10,580	$11,634
04/30/24	$11,377	$10,312	$11,338
05/31/24	$11,591	$10,487	$11,551
06/30/24	$11,664	$10,587	$11,624
07/31/24	$11,944	$10,834	$11,901
08/31/24	$12,135	$10,990	$12,088
09/30/24	$12,354	$11,137	$12,303
10/31/24	$12,056	$10,860	$12,004
11/30/24	$12,237	$10,975	$12,165
12/31/24	$11,991	$10,796	$11,929
01/31/25	$12,054	$10,853	$11,995
02/28/25	$12,301	$11,092	$12,240
03/31/25	$12,264	$11,096	$12,204
04/30/25	$12,252	$11,140	$12,201
05/31/25	$12,257	$11,060	$12,199
06/30/25	$12,498	$11,230	$12,427
07/31/25	$12,515	$11,200	$12,435
08/31/25	$12,641	$11,334	$12,561
09/30/25	$12,838	$11,458	$12,750
10/31/25	$12,886	$11,529	$12,799
11/30/25	$12,975	$11,601	$12,882
12/31/25	$12,935	$11,584	$12,857
01/31/26	$12,975	$11,596	$12,880
02/28/26	$13,143	$11,786	$13,046
03/31/26	$12,883	$11,578	$12,788
04/30/26	$12,947	$11,591	$12,845
05/31/26	$13,048	$11,628	$12,943
06/30/26	$13,074	$11,656	$12,967

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPBO	4.61%	0.51%	2.72%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate IndexFootnote Reference(1)Footnote Reference(2)	4.34%	0.34%	2.63%
Footnote	Description
Footnote(1)	Effective July 31, 2018 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Issuer Scored Corporate Index (the “Previous Benchmark Index”) to the Bloomberg U.S. Corporate Bond Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Issuer Scored Corporate Index from June 30, 2016 to July 30, 2018 and of the Bloomberg U.S. Corporate Bond Index effective July 31, 2018 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,119,660,896
  Number of Portfolio Holdings4,058
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$543,965

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	20.7%
Electric	9.3%
Pharmaceuticals	5.3%
Telecommunications	4.1%
Diversified Financial Services	3.8%
Health Care Services	3.7%
Internet	3.5%
Pipelines	3.5%
Oil & Gas	3.4%
Real Estate Investment Trusts	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Bank of America Corp., 3.59%, due 07/21/28	0.3%
Citigroup, Inc., 4.91%, due 05/24/33	0.2%
Bank of America Corp., 7.75%, due 05/14/38	0.2%
JPMorgan Chase & Co., 5.58%, due 07/23/36	0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.2%
BAT Capital Corp., 7.08%, due 08/02/43	0.2%
Meta Platforms, Inc., 4.60%, due 11/15/32	0.2%
Bank of America Corp., 3.97%, due 03/05/29	0.2%
Goldman Sachs Group, Inc., 4.41%, due 04/23/39	0.2%
Bank of America Corp., 3.42%, due 12/20/28	0.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Corporate Bond ETF to the State Street® SPDR® Portfolio Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPBO

State Street® SPDR® Portfolio High Yield Bond ETF

SPHY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio High Yield Bond ETF	$5	0.05%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPHY	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,197	$10,063	$10,197
08/31/16	$10,305	$10,052	$10,295
09/30/16	$10,320	$10,046	$10,306
10/31/16	$10,291	$9,969	$10,283
11/30/16	$10,110	$9,733	$10,108
12/31/16	$10,228	$9,747	$10,220
01/31/17	$10,303	$9,766	$10,299
02/28/17	$10,412	$9,832	$10,411
03/31/17	$10,397	$9,827	$10,397
04/30/17	$10,511	$9,902	$10,518
05/31/17	$10,616	$9,979	$10,626
06/30/17	$10,642	$9,969	$10,660
07/31/17	$10,738	$10,011	$10,755
08/31/17	$10,787	$10,101	$10,804
09/30/17	$10,825	$10,053	$10,841
10/31/17	$10,866	$10,059	$10,883
11/30/17	$10,840	$10,046	$10,868
12/31/17	$10,899	$10,092	$10,921
01/31/18	$10,868	$9,976	$10,890
02/28/18	$10,724	$9,881	$10,749
03/31/18	$10,706	$9,945	$10,729
04/30/18	$10,665	$9,871	$10,697
05/31/18	$10,661	$9,941	$10,700
06/30/18	$10,622	$9,929	$10,667
07/31/18	$10,729	$9,931	$10,775
08/31/18	$10,800	$9,995	$10,848
09/30/18	$10,800	$9,931	$10,855
10/31/18	$10,636	$9,852	$10,703
11/30/18	$10,605	$9,911	$10,669
12/31/18	$10,594	$10,093	$10,660
01/31/19	$10,940	$10,200	$11,001
02/28/19	$11,047	$10,195	$11,114
03/31/19	$11,255	$10,390	$11,328
04/30/19	$11,390	$10,393	$11,486
05/31/19	$11,235	$10,577	$11,340
06/30/19	$11,504	$10,710	$11,618
07/31/19	$11,565	$10,734	$11,678
08/31/19	$11,604	$11,012	$11,724
09/30/19	$11,656	$10,953	$11,761
10/31/19	$11,675	$10,986	$11,788
11/30/19	$11,712	$10,981	$11,820
12/31/19	$11,980	$10,973	$12,067
01/31/20	$11,977	$11,184	$12,068
02/29/20	$11,802	$11,386	$11,881
03/31/20	$10,412	$11,319	$10,484
04/30/20	$10,811	$11,520	$10,882
05/31/20	$11,303	$11,573	$11,380
06/30/20	$11,414	$11,646	$11,491
07/31/20	$11,959	$11,820	$12,040
08/31/20	$12,085	$11,725	$12,158
09/30/20	$11,954	$11,718	$12,032
10/31/20	$12,016	$11,666	$12,088
11/30/20	$12,516	$11,781	$12,572
12/31/20	$12,762	$11,797	$12,811
01/31/21	$12,819	$11,712	$12,860
02/28/21	$12,884	$11,543	$12,905
03/31/21	$12,919	$11,399	$12,927
04/30/21	$13,066	$11,489	$13,069
05/31/21	$13,109	$11,527	$13,107
06/30/21	$13,287	$11,608	$13,286
07/31/21	$13,329	$11,737	$13,333
08/31/21	$13,396	$11,715	$13,406
09/30/21	$13,399	$11,614	$13,410
10/31/21	$13,385	$11,610	$13,387
11/30/21	$13,252	$11,645	$13,249
12/31/21	$13,505	$11,615	$13,499
01/31/22	$13,145	$11,365	$13,128
02/28/22	$13,034	$11,238	$13,010
03/31/22	$12,922	$10,926	$12,889
04/30/22	$12,481	$10,511	$12,420
05/31/22	$12,503	$10,579	$12,452
06/30/22	$11,667	$10,413	$11,604
07/31/22	$12,342	$10,667	$12,303
08/31/22	$12,066	$10,366	$12,008
09/30/22	$11,584	$9,918	$11,525
10/31/22	$11,907	$9,790	$11,853
11/30/22	$12,134	$10,150	$12,075
12/31/22	$12,052	$10,104	$11,984
01/31/23	$12,515	$10,415	$12,453
02/28/23	$12,355	$10,145	$12,292
03/31/23	$12,483	$10,403	$12,430
04/30/23	$12,611	$10,466	$12,550
05/31/23	$12,500	$10,352	$12,431
06/30/23	$12,713	$10,315	$12,633
07/31/23	$12,894	$10,308	$12,813
08/31/23	$12,926	$10,242	$12,850
09/30/23	$12,765	$9,982	$12,700
10/31/23	$12,614	$9,824	$12,543
11/30/23	$13,188	$10,269	$13,114
12/31/23	$13,685	$10,662	$13,597
01/31/24	$13,686	$10,633	$13,600
02/29/24	$13,722	$10,483	$13,640
03/31/24	$13,884	$10,580	$13,802
04/30/24	$13,757	$10,312	$13,664
05/31/24	$13,908	$10,487	$13,819
06/30/24	$14,044	$10,587	$13,953
07/31/24	$14,319	$10,834	$14,227
08/31/24	$14,549	$10,990	$14,453
09/30/24	$14,776	$11,137	$14,689
10/31/24	$14,699	$10,860	$14,608
11/30/24	$14,875	$10,975	$14,776
12/31/24	$14,814	$10,796	$14,712
01/31/25	$15,026	$10,853	$14,915
02/28/25	$15,122	$11,092	$15,012
03/31/25	$14,951	$11,096	$14,851
04/30/25	$14,927	$11,140	$14,852
05/31/25	$15,187	$11,060	$15,101
06/30/25	$15,465	$11,230	$15,382
07/31/25	$15,539	$11,200	$15,443
08/31/25	$15,737	$11,334	$15,631
09/30/25	$15,867	$11,458	$15,751
10/31/25	$15,888	$11,529	$15,782
11/30/25	$15,979	$11,601	$15,860
12/31/25	$16,077	$11,584	$15,963
01/31/26	$16,160	$11,596	$16,040
02/28/26	$16,187	$11,786	$16,067
03/31/26	$16,001	$11,578	$15,876
04/30/26	$16,270	$11,591	$16,146
05/31/26	$16,350	$11,628	$16,225
06/30/26	$16,393	$11,656	$16,265

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPHY	6.01%	4.29%	5.07%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate IndexFootnote Reference(1)Footnote Reference(2)	5.74%	4.13%	4.98%
Footnote	Description
Footnote(1)	Effective April 1, 2019 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the ICE BofAML US Diversified Crossover Corporate Index (the “Previous Benchmark Index”) to the ICE BofA US High Yield Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the ICE BofAML US Diversified Crossover Corporate Index from June 30, 2016 to March 31, 2019 and of the ICE BofA US High Yield Index effective April 1, 2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$11,337,620,928
  Number of Portfolio Holdings1,925
  Portfolio Turnover Rate71%
  Total Advisory Fees Paid$5,064,283

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Media	8.1%
Telecommunications	6.9%
Diversified Financial Services	5.4%
Commercial Services	5.0%
Oil & Gas	4.9%
Health Care Services	4.9%
Retail	4.9%
Pipelines	4.7%
Chemicals	3.1%
Real Estate Investment Trusts	2.9%

Top Ten Holdings

Table Summary
Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.4%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	0.4%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	0.3%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.3%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, due 02/01/34	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio High Yield Bond ETF to the State Street® SPDR® Portfolio High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPHY

State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF

SPIB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included evolving monetary policy expectations, higher interest rates, continued economic resilience, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and moderating inflation as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict involving the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher Treasury yields, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate balance sheets, and easing recession concerns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPIB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Corporate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,076	$10,063	$10,075
08/31/16	$10,084	$10,052	$10,081
09/30/16	$10,091	$10,046	$10,089
10/31/16	$10,061	$9,969	$10,061
11/30/16	$9,878	$9,733	$9,880
12/31/16	$9,903	$9,747	$9,904
01/31/17	$9,941	$9,766	$9,942
02/28/17	$10,018	$9,832	$10,018
03/31/17	$10,017	$9,827	$10,019
04/30/17	$10,099	$9,902	$10,101
05/31/17	$10,171	$9,979	$10,172
06/30/17	$10,165	$9,969	$10,168
07/31/17	$10,237	$10,011	$10,242
08/31/17	$10,294	$10,101	$10,298
09/30/17	$10,269	$10,053	$10,275
10/31/17	$10,290	$10,059	$10,297
11/30/17	$10,250	$10,046	$10,262
12/31/17	$10,281	$10,092	$10,292
01/31/18	$10,199	$9,976	$10,210
02/28/18	$10,118	$9,881	$10,132
03/31/18	$10,124	$9,945	$10,138
04/30/18	$10,078	$9,871	$10,093
05/31/18	$10,135	$9,941	$10,148
06/30/18	$10,113	$9,929	$10,128
07/31/18	$10,158	$9,931	$10,172
08/31/18	$10,220	$9,995	$10,234
09/30/18	$10,192	$9,931	$10,209
10/31/18	$10,144	$9,852	$10,163
11/30/18	$10,140	$9,911	$10,162
12/31/18	$10,244	$10,093	$10,268
01/31/19	$10,425	$10,200	$10,452
02/28/19	$10,462	$10,195	$10,491
03/31/19	$10,634	$10,390	$10,661
04/30/19	$10,684	$10,393	$10,712
05/31/19	$10,793	$10,577	$10,821
06/30/19	$10,968	$10,710	$10,995
07/31/19	$10,992	$10,734	$11,020
08/31/19	$11,183	$11,012	$11,212
09/30/19	$11,156	$10,953	$11,186
10/31/19	$11,224	$10,986	$11,256
11/30/19	$11,229	$10,981	$11,261
12/31/19	$11,277	$10,973	$11,310
01/31/20	$11,442	$11,184	$11,474
02/29/20	$11,557	$11,386	$11,588
03/31/20	$10,923	$11,319	$10,953
04/30/20	$11,372	$11,520	$11,392
05/31/20	$11,590	$11,573	$11,600
06/30/20	$11,776	$11,646	$11,788
07/31/20	$11,956	$11,820	$11,966
08/31/20	$11,958	$11,725	$11,966
09/30/20	$11,937	$11,718	$11,945
10/31/20	$11,941	$11,666	$11,949
11/30/20	$12,077	$11,781	$12,092
12/31/20	$12,138	$11,797	$12,155
01/31/21	$12,091	$11,712	$12,108
02/28/21	$11,993	$11,543	$12,010
03/31/21	$11,869	$11,399	$11,889
04/30/21	$11,956	$11,489	$11,976
05/31/21	$12,025	$11,527	$12,046
06/30/21	$12,067	$11,608	$12,091
07/31/21	$12,164	$11,737	$12,187
08/31/21	$12,139	$11,715	$12,163
09/30/21	$12,076	$11,614	$12,101
10/31/21	$12,008	$11,610	$12,034
11/30/21	$11,989	$11,645	$12,016
12/31/21	$11,999	$11,615	$12,033
01/31/22	$11,777	$11,365	$11,805
02/28/22	$11,649	$11,238	$11,677
03/31/22	$11,368	$10,926	$11,401
04/30/22	$11,040	$10,511	$11,072
05/31/22	$11,138	$10,579	$11,171
06/30/22	$10,917	$10,413	$10,953
07/31/22	$11,171	$10,667	$11,214
08/31/22	$10,938	$10,366	$10,982
09/30/22	$10,566	$9,918	$10,612
10/31/22	$10,520	$9,790	$10,569
11/30/22	$10,862	$10,150	$10,909
12/31/22	$10,838	$10,104	$10,902
01/31/23	$11,133	$10,415	$11,176
02/28/23	$10,909	$10,145	$10,955
03/31/23	$11,116	$10,403	$11,174
04/30/23	$11,202	$10,466	$11,260
05/31/23	$11,113	$10,352	$11,175
06/30/23	$11,094	$10,315	$11,156
07/31/23	$11,162	$10,308	$11,222
08/31/23	$11,142	$10,242	$11,202
09/30/23	$10,985	$9,982	$11,049
10/31/23	$10,897	$9,824	$10,965
11/30/23	$11,308	$10,269	$11,373
12/31/23	$11,624	$10,662	$11,696
01/31/24	$11,657	$10,633	$11,719
02/29/24	$11,552	$10,483	$11,615
03/31/24	$11,662	$10,580	$11,727
04/30/24	$11,507	$10,312	$11,569
05/31/24	$11,669	$10,487	$11,732
06/30/24	$11,749	$10,587	$11,813
07/31/24	$11,983	$10,834	$12,049
08/31/24	$12,138	$10,990	$12,205
09/30/24	$12,295	$11,137	$12,363
10/31/24	$12,106	$10,860	$12,174
11/30/24	$12,225	$10,975	$12,280
12/31/24	$12,127	$10,796	$12,190
01/31/25	$12,199	$10,853	$12,266
02/28/25	$12,367	$11,092	$12,434
03/31/25	$12,399	$11,096	$12,467
04/30/25	$12,468	$11,140	$12,539
05/31/25	$12,494	$11,060	$12,564
06/30/25	$12,667	$11,230	$12,732
07/31/25	$12,685	$11,200	$12,748
08/31/25	$12,834	$11,334	$12,898
09/30/25	$12,926	$11,458	$12,992
10/31/25	$12,973	$11,529	$13,040
11/30/25	$13,068	$11,601	$13,133
12/31/25	$13,085	$11,584	$13,159
01/31/26	$13,123	$11,596	$13,189
02/28/26	$13,249	$11,786	$13,316
03/31/26	$13,062	$11,578	$13,130
04/30/26	$13,124	$11,591	$13,192
05/31/26	$13,173	$11,628	$13,240
06/30/26	$13,190	$11,656	$13,259

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPIB	4.13%	1.80%	2.81%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Intermediate Corporate Bond Index	4.13%	1.86%	2.86%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$11,570,236,004
  Number of Portfolio Holdings5,148
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid$4,326,103

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	26.2%
Electric	7.6%
Diversified Financial Services	4.7%
Real Estate Investment Trusts	4.4%
Pharmaceuticals	3.8%
Telecommunications	3.2%
Software	3.0%
Pipelines	2.9%
Auto Manufacturers	2.9%
Internet	2.8%

Top Ten Holdings

Table Summary
Holdings	%
Morgan Stanley Bank NA, 5.02%, due 01/12/29	0.5%
Salesforce, Inc., 4.90%, due 09/15/31	0.3%
Bank of America Corp., 2.69%, due 04/22/32	0.2%
JPMorgan Chase & Co., 5.58%, due 07/23/36	0.2%
Goldman Sachs Group, Inc., 4.15%, due 01/21/29	0.2%
Charles Schwab Corp., 6.20%, due 11/17/29	0.2%
AT&T, Inc., 4.10%, due 02/15/28	0.2%
Morgan Stanley Private Bank NA, 4.47%, due 07/06/28	0.2%
Alphabet, Inc., 4.40%, due 02/15/33	0.2%
Citigroup, Inc., 5.41%, due 09/19/39	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Corporate Bond ETF to the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPIB

State Street® SPDR® Portfolio Intermediate Term Treasury ETF

SPTI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.

Treasury yields trended upward during the period, reflecting shifting expectations for Fed policy, inflation, and geopolitical uncertainty. The 5-year Treasury yield moved higher, peaking at approximately 4.22% in the first half of 2026, roughly 50 basis points above its level at the start of the year, although it also reached a low of ~ 3.50% in the first quarter alone following the U.S.-Iran conflict, about 23 bps below its start-of-year level.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPTI	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,003	$10,063	$10,004
08/31/16	$9,955	$10,052	$9,957
09/30/16	$9,972	$10,046	$9,974
10/31/16	$9,921	$9,969	$9,924
11/30/16	$9,748	$9,733	$9,752
12/31/16	$9,744	$9,747	$9,749
01/31/17	$9,763	$9,766	$9,768
02/28/17	$9,791	$9,832	$9,797
03/31/17	$9,795	$9,827	$9,802
04/30/17	$9,847	$9,902	$9,855
05/31/17	$9,886	$9,979	$9,894
06/30/17	$9,858	$9,969	$9,867
07/31/17	$9,889	$10,011	$9,899
08/31/17	$9,950	$10,101	$9,960
09/30/17	$9,890	$10,053	$9,901
10/31/17	$9,876	$10,059	$9,888
11/30/17	$9,845	$10,046	$9,858
12/31/17	$9,847	$10,092	$9,860
01/31/18	$9,750	$9,976	$9,764
02/28/18	$9,720	$9,881	$9,735
03/31/18	$9,771	$9,945	$9,787
04/30/18	$9,713	$9,871	$9,730
05/31/18	$9,795	$9,941	$9,813
06/30/18	$9,792	$9,929	$9,810
07/31/18	$9,758	$9,931	$9,777
08/31/18	$9,835	$9,995	$9,855
09/30/18	$9,755	$9,931	$9,775
10/31/18	$9,750	$9,852	$9,771
11/30/18	$9,841	$9,911	$9,863
12/31/18	$10,038	$10,093	$10,062
01/31/19	$10,094	$10,200	$10,117
02/28/19	$10,073	$10,195	$10,096
03/31/19	$10,241	$10,390	$10,266
04/30/19	$10,233	$10,393	$10,258
05/31/19	$10,439	$10,577	$10,465
06/30/19	$10,549	$10,710	$10,576
07/31/19	$10,524	$10,734	$10,552
08/31/19	$10,792	$11,012	$10,821
09/30/19	$10,718	$10,953	$10,747
10/31/19	$10,745	$10,986	$10,775
11/30/19	$10,702	$10,981	$10,732
12/31/19	$10,679	$10,973	$10,709
01/31/20	$10,898	$11,184	$10,929
02/29/20	$11,137	$11,386	$11,170
03/31/20	$11,431	$11,319	$11,464
04/30/20	$11,474	$11,520	$11,507
05/31/20	$11,504	$11,573	$11,536
06/30/20	$11,517	$11,646	$11,550
07/31/20	$11,573	$11,820	$11,606
08/31/20	$11,535	$11,725	$11,568
09/30/20	$11,547	$11,718	$11,580
10/31/20	$11,475	$11,666	$11,508
11/30/20	$11,495	$11,781	$11,529
12/31/20	$11,496	$11,797	$11,530
01/31/21	$11,445	$11,712	$11,480
02/28/21	$11,290	$11,543	$11,323
03/31/21	$11,157	$11,399	$11,193
04/30/21	$11,226	$11,489	$11,261
05/31/21	$11,279	$11,527	$11,315
06/30/21	$11,278	$11,608	$11,314
07/31/21	$11,413	$11,737	$11,450
08/31/21	$11,381	$11,715	$11,419
09/30/21	$11,271	$11,614	$11,308
10/31/21	$11,186	$11,610	$11,224
11/30/21	$11,239	$11,645	$11,277
12/31/21	$11,205	$11,615	$11,243
01/31/22	$11,015	$11,365	$11,053
02/28/22	$10,965	$11,238	$11,001
03/31/22	$10,602	$10,926	$10,638
04/30/22	$10,346	$10,511	$10,382
05/31/22	$10,422	$10,579	$10,459
06/30/22	$10,337	$10,413	$10,374
07/31/22	$10,544	$10,667	$10,581
08/31/22	$10,240	$10,366	$10,278
09/30/22	$9,904	$9,918	$9,941
10/31/22	$9,831	$9,790	$9,870
11/30/22	$10,079	$10,150	$10,118
12/31/22	$10,004	$10,104	$10,062
01/31/23	$10,244	$10,415	$10,287
02/28/23	$9,992	$10,145	$10,035
03/31/23	$10,297	$10,403	$10,341
04/30/23	$10,372	$10,466	$10,417
05/31/23	$10,264	$10,352	$10,309
06/30/23	$10,136	$10,315	$10,182
07/31/23	$10,128	$10,308	$10,175
08/31/23	$10,107	$10,242	$10,155
09/30/23	$9,940	$9,982	$9,988
10/31/23	$9,855	$9,824	$9,903
11/30/23	$10,158	$10,269	$10,207
12/31/23	$10,431	$10,662	$10,492
01/31/24	$10,452	$10,633	$10,504
02/29/24	$10,295	$10,483	$10,344
03/31/24	$10,351	$10,580	$10,406
04/30/24	$10,141	$10,312	$10,189
05/31/24	$10,285	$10,487	$10,334
06/30/24	$10,392	$10,587	$10,442
07/31/24	$10,634	$10,834	$10,685
08/31/24	$10,763	$10,990	$10,816
09/30/24	$10,883	$11,137	$10,937
10/31/24	$10,623	$10,860	$10,676
11/30/24	$10,706	$10,975	$10,748
12/31/24	$10,575	$10,796	$10,624
01/31/25	$10,637	$10,853	$10,690
02/28/25	$10,844	$11,092	$10,897
03/31/25	$10,905	$11,096	$10,957
04/30/25	$11,043	$11,140	$11,096
05/31/25	$10,954	$11,060	$11,006
06/30/25	$11,086	$11,230	$11,138
07/31/25	$11,040	$11,200	$11,092
08/31/25	$11,206	$11,334	$11,260
09/30/25	$11,237	$11,458	$11,291
10/31/25	$11,296	$11,529	$11,350
11/30/25	$11,389	$11,601	$11,444
12/31/25	$11,357	$11,584	$11,422
01/31/26	$11,351	$11,596	$11,406
02/28/26	$11,546	$11,786	$11,602
03/31/26	$11,353	$11,578	$11,408
04/30/26	$11,352	$11,591	$11,407
05/31/26	$11,342	$11,628	$11,398
06/30/26	$11,356	$11,656	$11,411

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPTI	2.43%	0.14%	1.28%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	2.45%	0.17%	1.33%
Footnote	Description
Footnote(1)	Effective April 30, 2018 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Intermediate U.S. Treasury Index (the “Previous Benchmark Index”) to the Bloomberg 3-10 Year U.S. Treasury Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Intermediate U.S. Treasury Index from June 30, 2016 to April 29, 2018 and of the Bloomberg 3-10 Year U.S. Treasury Index effective April 30, 2018 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$10,175,784,981
  Number of Portfolio Holdings104
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$2,866,327

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.9%
Short-Term Investments	0.2%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.0%
U.S. Treasury Notes, 4.25%, due 08/15/35	1.9%
U.S. Treasury Notes, 4.25%, due 11/15/34	1.9%
U.S. Treasury Notes, 4.25%, due 05/15/35	1.9%
U.S. Treasury Notes, 4.38%, due 05/15/34	1.9%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.9%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.8%
U.S. Treasury Notes, 3.88%, due 08/15/34	1.8%
U.S. Treasury Notes, 4.00%, due 11/15/35	1.8%
U.S. Treasury Notes, 4.00%, due 02/28/30	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Treasury ETF to the State Street® SPDR® Portfolio Intermediate Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTI

State Street® SPDR® Portfolio Long Term Corporate Bond ETF

SPLB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPLB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Term Corporate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,302	$10,063	$10,305
08/31/16	$10,354	$10,052	$10,356
09/30/16	$10,254	$10,046	$10,256
10/31/16	$10,043	$9,969	$10,052
11/30/16	$9,573	$9,733	$9,583
12/31/16	$9,730	$9,747	$9,741
01/31/17	$9,745	$9,766	$9,753
02/28/17	$9,939	$9,832	$9,948
03/31/17	$9,863	$9,827	$9,873
04/30/17	$10,022	$9,902	$10,034
05/31/17	$10,241	$9,979	$10,250
06/30/17	$10,350	$9,969	$10,361
07/31/17	$10,425	$10,011	$10,438
08/31/17	$10,562	$10,101	$10,571
09/30/17	$10,557	$10,053	$10,565
10/31/17	$10,648	$10,059	$10,650
11/30/17	$10,676	$10,046	$10,681
12/31/17	$10,919	$10,092	$10,918
01/31/18	$10,778	$9,976	$10,777
02/28/18	$10,405	$9,881	$10,407
03/31/18	$10,476	$9,945	$10,476
04/30/18	$10,271	$9,871	$10,272
05/31/18	$10,322	$9,941	$10,324
06/30/18	$10,177	$9,929	$10,179
07/31/18	$10,339	$9,931	$10,350
08/31/18	$10,368	$9,995	$10,376
09/30/18	$10,299	$9,931	$10,314
10/31/18	$9,927	$9,852	$9,939
11/30/18	$9,877	$9,911	$9,889
12/31/18	$10,108	$10,093	$10,128
01/31/19	$10,456	$10,200	$10,492
02/28/19	$10,445	$10,195	$10,480
03/31/19	$10,898	$10,390	$10,935
04/30/19	$10,968	$10,393	$11,009
05/31/19	$11,223	$10,577	$11,262
06/30/19	$11,684	$10,710	$11,725
07/31/19	$11,824	$10,734	$11,867
08/31/19	$12,516	$11,012	$12,562
09/30/19	$12,334	$10,953	$12,383
10/31/19	$12,405	$10,986	$12,454
11/30/19	$12,485	$10,981	$12,533
12/31/19	$12,496	$10,973	$12,548
01/31/20	$12,989	$11,184	$13,045
02/29/20	$13,247	$11,386	$13,301
03/31/20	$11,912	$11,319	$11,981
04/30/20	$12,798	$11,520	$12,870
05/31/20	$12,943	$11,573	$13,015
06/30/20	$13,263	$11,646	$13,343
07/31/20	$14,073	$11,820	$14,170
08/31/20	$13,561	$11,725	$13,661
09/30/20	$13,507	$11,718	$13,597
10/31/20	$13,432	$11,666	$13,525
11/30/20	$14,157	$11,781	$14,253
12/31/20	$14,194	$11,797	$14,297
01/31/21	$13,811	$11,712	$13,912
02/28/21	$13,364	$11,543	$13,468
03/31/21	$12,980	$11,399	$13,080
04/30/21	$13,199	$11,489	$13,306
05/31/21	$13,336	$11,527	$13,451
06/30/21	$13,817	$11,608	$13,948
07/31/21	$14,129	$11,737	$14,268
08/31/21	$14,058	$11,715	$14,200
09/30/21	$13,794	$11,614	$13,931
10/31/21	$14,002	$11,610	$14,140
11/30/21	$14,056	$11,645	$14,195
12/31/21	$13,957	$11,615	$14,135
01/31/22	$13,204	$11,365	$13,341
02/28/22	$12,745	$11,238	$12,880
03/31/22	$12,389	$10,926	$12,522
04/30/22	$11,178	$10,511	$11,299
05/31/22	$11,291	$10,579	$11,413
06/30/22	$10,806	$10,413	$10,920
07/31/22	$11,315	$10,667	$11,445
08/31/22	$10,805	$10,366	$10,930
09/30/22	$9,860	$9,918	$9,975
10/31/22	$9,638	$9,790	$9,751
11/30/22	$10,512	$10,150	$10,636
12/31/22	$10,346	$10,104	$10,514
01/31/23	$11,103	$10,415	$11,240
02/28/23	$10,496	$10,145	$10,627
03/31/23	$10,936	$10,403	$11,086
04/30/23	$11,019	$10,466	$11,170
05/31/23	$10,717	$10,352	$10,859
06/30/23	$10,884	$10,315	$11,027
07/31/23	$10,875	$10,308	$11,012
08/31/23	$10,667	$10,242	$10,798
09/30/23	$10,107	$9,982	$10,229
10/31/23	$9,684	$9,824	$9,800
11/30/23	$10,735	$10,269	$10,863
12/31/23	$11,500	$10,662	$11,663
01/31/24	$11,422	$10,633	$11,561
02/29/24	$11,117	$10,483	$11,246
03/31/24	$11,328	$10,580	$11,466
04/30/24	$10,781	$10,312	$10,900
05/31/24	$11,083	$10,487	$11,208
06/30/24	$11,140	$10,587	$11,267
07/31/24	$11,495	$10,834	$11,624
08/31/24	$11,740	$10,990	$11,871
09/30/24	$12,058	$11,137	$12,192
10/31/24	$11,557	$10,860	$11,684
11/30/24	$11,846	$10,975	$11,949
12/31/24	$11,320	$10,796	$11,436
01/31/25	$11,359	$10,853	$11,483
02/28/25	$11,746	$11,092	$11,875
03/31/25	$11,577	$11,096	$11,708
04/30/25	$11,422	$11,140	$11,557
05/31/25	$11,370	$11,060	$11,504
06/30/25	$11,724	$11,230	$11,852
07/31/25	$11,721	$11,200	$11,844
08/31/25	$11,797	$11,334	$11,923
09/30/25	$12,166	$11,458	$12,301
10/31/25	$12,211	$11,529	$12,350
11/30/25	$12,283	$11,601	$12,417
12/31/25	$12,122	$11,584	$12,287
01/31/26	$12,160	$11,596	$12,297
02/28/26	$12,397	$11,786	$12,542
03/31/26	$11,998	$11,578	$12,139
04/30/26	$12,045	$11,591	$12,189
05/31/26	$12,240	$11,628	$12,384
06/30/26	$12,273	$11,656	$12,420

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPLB	4.68%	(2.34%)	2.07%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Long Term Corporate Bond Index	4.79%	(2.29%)	2.19%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,202,463,057
  Number of Portfolio Holdings2,923
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$454,295

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	13.5%
Banks	8.0%
Pharmaceuticals	7.1%
Telecommunications	6.2%
Health Care Services	5.6%
Pipelines	4.7%
Internet	4.7%
Oil & Gas	3.9%
Media	3.7%
Software	3.6%

Top Ten Holdings

Table Summary
Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Amazon.com, Inc., 6.05%, due 03/13/76	0.3%
Meta Platforms, Inc., 6.30%, due 05/15/56	0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	0.3%
Meta Platforms, Inc., 5.75%, due 11/15/65	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
Broadcom, Inc., 3.50%, due 02/15/41	0.3%
Meta Platforms, Inc., 5.63%, due 11/15/55	0.3%
Oracle Corp., 6.85%, due 02/04/66	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Corporate Bond ETF to the State Street® SPDR® Portfolio Long Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPLB

State Street® SPDR® Portfolio Long Term Treasury ETF

SPTL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Long Term Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.  Treasury yields trended upward during the period, reflecting shifting expectations for Fed policy, inflation, and geopolitical uncertainty. The 10-year Treasury yield moved higher, peaking at approximately 4.66%, roughly 50 basis points above its level at the start of the year, although it also reached a low of ~ 3.93% in the first quarter of 2026 following the U.S.-Iran conflict, about 23 bps below its start-of-year level.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPTL	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Treasury Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,223	$10,063	$10,224
08/31/16	$10,126	$10,052	$10,127
09/30/16	$9,962	$10,046	$9,964
10/31/16	$9,555	$9,969	$9,558
11/30/16	$8,846	$9,733	$8,849
12/31/16	$8,798	$9,747	$8,802
01/31/17	$8,832	$9,766	$8,836
02/28/17	$8,968	$9,832	$8,974
03/31/17	$8,918	$9,827	$8,924
04/30/17	$9,055	$9,902	$9,062
05/31/17	$9,233	$9,979	$9,241
06/30/17	$9,269	$9,969	$9,278
07/31/17	$9,211	$10,011	$9,221
08/31/17	$9,527	$10,101	$9,537
09/30/17	$9,320	$10,053	$9,331
10/31/17	$9,312	$10,059	$9,324
11/30/17	$9,379	$10,046	$9,391
12/31/17	$9,539	$10,092	$9,552
01/31/18	$9,231	$9,976	$9,244
02/28/18	$8,954	$9,881	$8,966
03/31/18	$9,224	$9,945	$9,238
04/30/18	$9,045	$9,871	$9,058
05/31/18	$9,236	$9,941	$9,250
06/30/18	$9,252	$9,929	$9,266
07/31/18	$9,115	$9,931	$9,130
08/31/18	$9,259	$9,995	$9,274
09/30/18	$8,984	$9,931	$8,999
10/31/18	$8,711	$9,852	$8,725
11/30/18	$8,876	$9,911	$8,890
12/31/18	$9,360	$10,093	$9,377
01/31/19	$9,422	$10,200	$9,440
02/28/19	$9,307	$10,195	$9,324
03/31/19	$9,795	$10,390	$9,814
04/30/19	$9,620	$10,393	$9,638
05/31/19	$10,249	$10,577	$10,269
06/30/19	$10,385	$10,710	$10,406
07/31/19	$10,401	$10,734	$10,423
08/31/19	$11,491	$11,012	$11,517
09/30/19	$11,205	$10,953	$11,230
10/31/19	$11,107	$10,986	$11,134
11/30/19	$11,050	$10,981	$11,076
12/31/19	$10,742	$10,973	$10,767
01/31/20	$11,477	$11,184	$11,504
02/29/20	$12,245	$11,386	$12,275
03/31/20	$12,985	$11,319	$13,018
04/30/20	$13,248	$11,520	$13,281
05/31/20	$13,001	$11,573	$13,033
06/30/20	$13,020	$11,646	$13,050
07/31/20	$13,570	$11,820	$13,601
08/31/20	$12,984	$11,725	$13,015
09/30/20	$13,034	$11,718	$13,065
10/31/20	$12,642	$11,666	$12,672
11/30/20	$12,793	$11,781	$12,824
12/31/20	$12,642	$11,797	$12,673
01/31/21	$12,185	$11,712	$12,216
02/28/21	$11,506	$11,543	$11,536
03/31/21	$10,934	$11,399	$10,961
04/30/21	$11,187	$11,489	$11,216
05/31/21	$11,237	$11,527	$11,266
06/30/21	$11,638	$11,608	$11,669
07/31/21	$12,062	$11,737	$12,095
08/31/21	$12,036	$11,715	$12,069
09/30/21	$11,690	$11,614	$11,724
10/31/21	$11,909	$11,610	$11,942
11/30/21	$12,223	$11,645	$12,258
12/31/21	$12,049	$11,615	$12,084
01/31/22	$11,549	$11,365	$11,584
02/28/22	$11,378	$11,238	$11,415
03/31/22	$10,772	$10,926	$10,805
04/30/22	$9,813	$10,511	$9,844
05/31/22	$9,626	$10,579	$9,658
06/30/22	$9,485	$10,413	$9,516
07/31/22	$9,736	$10,667	$9,770
08/31/22	$9,305	$10,366	$9,337
09/30/22	$8,570	$9,918	$8,600
10/31/22	$8,094	$9,790	$8,122
11/30/22	$8,666	$10,150	$8,697
12/31/22	$8,478	$10,104	$8,549
01/31/23	$9,059	$10,415	$9,097
02/28/23	$8,633	$10,145	$8,665
03/31/23	$9,040	$10,403	$9,076
04/30/23	$9,085	$10,466	$9,123
05/31/23	$8,831	$10,352	$8,868
06/30/23	$8,830	$10,315	$8,867
07/31/23	$8,639	$10,308	$8,675
08/31/23	$8,400	$10,242	$8,433
09/30/23	$7,788	$9,982	$7,818
10/31/23	$7,405	$9,824	$7,432
11/30/23	$8,080	$10,269	$8,112
12/31/23	$8,757	$10,662	$8,811
01/31/24	$8,582	$10,633	$8,617
02/29/24	$8,387	$10,483	$8,420
03/31/24	$8,478	$10,580	$8,524
04/30/24	$7,974	$10,312	$8,005
05/31/24	$8,201	$10,487	$8,233
06/30/24	$8,335	$10,587	$8,369
07/31/24	$8,632	$10,834	$8,668
08/31/24	$8,808	$10,990	$8,845
09/30/24	$8,985	$11,137	$9,024
10/31/24	$8,518	$10,860	$8,554
11/30/24	$8,683	$10,975	$8,709
12/31/24	$8,209	$10,796	$8,246
01/31/25	$8,246	$10,853	$8,280
02/28/25	$8,672	$11,092	$8,709
03/31/25	$8,595	$11,096	$8,631
04/30/25	$8,501	$11,140	$8,537
05/31/25	$8,257	$11,060	$8,292
06/30/25	$8,463	$11,230	$8,500
07/31/25	$8,387	$11,200	$8,423
08/31/25	$8,414	$11,334	$8,450
09/30/25	$8,672	$11,458	$8,711
10/31/25	$8,783	$11,529	$8,823
11/30/25	$8,824	$11,601	$8,860
12/31/25	$8,647	$11,584	$8,707
01/31/26	$8,627	$11,596	$8,666
02/28/26	$8,989	$11,786	$9,030
03/31/26	$8,633	$11,578	$8,671
04/30/26	$8,574	$11,591	$8,613
05/31/26	$8,617	$11,628	$8,657
06/30/26	$8,706	$11,656	$8,746

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPTL	2.87%	(5.64%)	(1.38%)
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg Long U.S. Treasury Index	2.89%	(5.60%)	(1.33%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$10,629,296,625
  Number of Portfolio Holdings100
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$3,324,806

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.6%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bonds, 4.75%, due 05/15/55	2.2%
U.S. Treasury Bonds, 4.75%, due 02/15/56	2.2%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.2%
U.S. Treasury Bonds, 4.63%, due 11/15/55	2.1%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.1%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.1%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.1%
U.S. Treasury Bonds, 4.50%, due 11/15/54	2.1%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.0%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Treasury ETF to the State Street® SPDR® Portfolio Long Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTL

State Street® SPDR® Portfolio Mortgage Backed Bond ETF

SPMB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in interest rates, credit spreads, and continued economic resilience. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, market volatility increased and expectations for additional monetary easing diminished. Securitized markets were influenced by changes in Treasury yields, credit spreads, and evolving risk sentiment as investors assessed the impact of inflation, economic growth, and monetary policy. Despite periods of heightened volatility, resilient economic data and generally healthy credit fundamentals helped support performance across securitized sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPMB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,020	$10,063	$10,020
08/31/16	$10,029	$10,052	$10,032
09/30/16	$10,056	$10,046	$10,060
10/31/16	$10,024	$9,969	$10,033
11/30/16	$9,841	$9,733	$9,861
12/31/16	$9,837	$9,747	$9,861
01/31/17	$9,831	$9,766	$9,858
02/28/17	$9,875	$9,832	$9,905
03/31/17	$9,875	$9,827	$9,908
04/30/17	$9,937	$9,902	$9,972
05/31/17	$9,997	$9,979	$10,034
06/30/17	$9,956	$9,969	$9,994
07/31/17	$9,999	$10,011	$10,039
08/31/17	$10,070	$10,101	$10,113
09/30/17	$10,046	$10,053	$10,090
10/31/17	$10,041	$10,059	$10,087
11/30/17	$10,024	$10,046	$10,072
12/31/17	$10,055	$10,092	$10,105
01/31/18	$9,935	$9,976	$9,987
02/28/18	$9,867	$9,881	$9,921
03/31/18	$9,929	$9,945	$9,985
04/30/18	$9,877	$9,871	$9,934
05/31/18	$9,944	$9,941	$10,004
06/30/18	$9,948	$9,929	$10,009
07/31/18	$9,938	$9,931	$9,998
08/31/18	$9,997	$9,995	$10,059
09/30/18	$9,939	$9,931	$9,997
10/31/18	$9,875	$9,852	$9,934
11/30/18	$9,964	$9,911	$10,023
12/31/18	$10,143	$10,093	$10,205
01/31/19	$10,222	$10,200	$10,286
02/28/19	$10,214	$10,195	$10,277
03/31/19	$10,361	$10,390	$10,426
04/30/19	$10,357	$10,393	$10,420
05/31/19	$10,489	$10,577	$10,555
06/30/19	$10,566	$10,710	$10,631
07/31/19	$10,606	$10,734	$10,674
08/31/19	$10,702	$11,012	$10,769
09/30/19	$10,710	$10,953	$10,777
10/31/19	$10,741	$10,986	$10,815
11/30/19	$10,745	$10,981	$10,823
12/31/19	$10,775	$10,973	$10,853
01/31/20	$10,847	$11,184	$10,929
02/29/20	$10,963	$11,386	$11,042
03/31/20	$11,064	$11,319	$11,159
04/30/20	$11,160	$11,520	$11,230
05/31/20	$11,176	$11,573	$11,244
06/30/20	$11,167	$11,646	$11,234
07/31/20	$11,196	$11,820	$11,254
08/31/20	$11,196	$11,725	$11,258
09/30/20	$11,189	$11,718	$11,246
10/31/20	$11,187	$11,666	$11,242
11/30/20	$11,198	$11,781	$11,249
12/31/20	$11,220	$11,797	$11,274
01/31/21	$11,230	$11,712	$11,282
02/28/21	$11,135	$11,543	$11,207
03/31/21	$11,061	$11,399	$11,150
04/30/21	$11,125	$11,489	$11,211
05/31/21	$11,094	$11,527	$11,191
06/30/21	$11,093	$11,608	$11,187
07/31/21	$11,165	$11,737	$11,257
08/31/21	$11,145	$11,715	$11,238
09/30/21	$11,100	$11,614	$11,198
10/31/21	$11,073	$11,610	$11,176
11/30/21	$11,059	$11,645	$11,166
12/31/21	$11,051	$11,615	$11,156
01/31/22	$10,878	$11,365	$10,991
02/28/22	$10,769	$11,238	$10,884
03/31/22	$10,487	$10,926	$10,601
04/30/22	$10,116	$10,511	$10,229
05/31/22	$10,232	$10,579	$10,342
06/30/22	$10,067	$10,413	$10,177
07/31/22	$10,391	$10,667	$10,504
08/31/22	$10,038	$10,366	$10,145
09/30/22	$9,529	$9,918	$9,632
10/31/22	$9,393	$9,790	$9,495
11/30/22	$9,780	$10,150	$9,882
12/31/22	$9,726	$10,104	$9,838
01/31/23	$10,058	$10,415	$10,163
02/28/23	$9,793	$10,145	$9,894
03/31/23	$9,983	$10,403	$10,087
04/30/23	$10,037	$10,466	$10,139
05/31/23	$9,962	$10,352	$10,065
06/30/23	$9,920	$10,315	$10,022
07/31/23	$9,912	$10,308	$10,014
08/31/23	$9,829	$10,242	$9,932
09/30/23	$9,516	$9,982	$9,616
10/31/23	$9,315	$9,824	$9,417
11/30/23	$9,802	$10,269	$9,908
12/31/23	$10,219	$10,662	$10,335
01/31/24	$10,177	$10,633	$10,287
02/29/24	$10,011	$10,483	$10,120
03/31/24	$10,110	$10,580	$10,227
04/30/24	$9,808	$10,312	$9,917
05/31/24	$10,005	$10,487	$10,116
06/30/24	$10,126	$10,587	$10,234
07/31/24	$10,392	$10,834	$10,504
08/31/24	$10,560	$10,990	$10,673
09/30/24	$10,685	$11,137	$10,800
10/31/24	$10,382	$10,860	$10,494
11/30/24	$10,528	$10,975	$10,634
12/31/24	$10,347	$10,796	$10,459
01/31/25	$10,399	$10,853	$10,512
02/28/25	$10,664	$11,092	$10,780
03/31/25	$10,661	$11,096	$10,778
04/30/25	$10,689	$11,140	$10,809
05/31/25	$10,590	$11,060	$10,711
06/30/25	$10,778	$11,230	$10,901
07/31/25	$10,735	$11,200	$10,857
08/31/25	$10,907	$11,334	$11,032
09/30/25	$11,040	$11,458	$11,166
10/31/25	$11,135	$11,529	$11,262
11/30/25	$11,205	$11,601	$11,332
12/31/25	$11,216	$11,584	$11,357
01/31/26	$11,271	$11,596	$11,403
02/28/26	$11,458	$11,786	$11,593
03/31/26	$11,267	$11,578	$11,402
04/30/26	$11,275	$11,591	$11,410
05/31/26	$11,309	$11,628	$11,444
06/30/26	$11,334	$11,656	$11,469

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPMB	5.15%	0.43%	1.26%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. MBS Index	5.21%	0.50%	1.38%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$7,072,949,980
  Number of Portfolio Holdings2,699
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$2,293,205

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Government Agency Obligations	99.2%
Short-Term Investments	8.2%

Top Ten Holdings

Table Summary
Holdings	%
Federal Home Loan Mortgage Corp., 5.00%, due 02/01/56	1.2%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/56	0.9%
Federal National Mortgage Association, 2.00%, due 02/01/52	0.8%
Federal Home Loan Mortgage Corp., 6.00%, due 08/01/55	0.8%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 07/01/56	0.8%
Federal Home Loan Mortgage Corp., 2.50%, due 05/01/52	0.6%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.6%
Government National Mortgage Association, 5.50%, due 06/20/55	0.5%
Government National Mortgage Association, TBA, 5.00%, due 07/20/56	0.5%
Federal National Mortgage Association, 4.50%, due 08/01/52	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Mortgage Backed Bond ETF to the State Street® SPDR® Portfolio Mortgage Backed Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPMB

State Street® SPDR® Portfolio Short Term Corporate Bond ETF

SPSB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included elevated short-term interest rates, continued economic resilience, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and moderating inflation as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict involving the United States and Iran disrupted trade through the Strait of Hormuz, contributing to wider credit spreads and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate balance sheets, and improving investor sentiment as recession concerns eased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPSB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,018	$10,063	$10,021
08/31/16	$10,018	$10,052	$10,023
09/30/16	$10,026	$10,046	$10,032
10/31/16	$10,031	$9,969	$10,037
11/30/16	$9,988	$9,733	$9,998
12/31/16	$10,003	$9,747	$10,014
01/31/17	$10,032	$9,766	$10,044
02/28/17	$10,063	$9,832	$10,077
03/31/17	$10,068	$9,827	$10,083
04/30/17	$10,094	$9,902	$10,110
05/31/17	$10,119	$9,979	$10,135
06/30/17	$10,125	$9,969	$10,143
07/31/17	$10,163	$10,011	$10,183
08/31/17	$10,181	$10,101	$10,202
09/30/17	$10,181	$10,053	$10,203
10/31/17	$10,188	$10,059	$10,212
11/30/17	$10,163	$10,046	$10,188
12/31/17	$10,173	$10,092	$10,199
01/31/18	$10,152	$9,976	$10,181
02/28/18	$10,127	$9,881	$10,157
03/31/18	$10,129	$9,945	$10,160
04/30/18	$10,139	$9,871	$10,170
05/31/18	$10,178	$9,941	$10,209
06/30/18	$10,176	$9,929	$10,208
07/31/18	$10,200	$9,931	$10,231
08/31/18	$10,240	$9,995	$10,274
09/30/18	$10,246	$9,931	$10,279
10/31/18	$10,246	$9,852	$10,281
11/30/18	$10,252	$9,911	$10,287
12/31/18	$10,322	$10,093	$10,359
01/31/19	$10,401	$10,200	$10,438
02/28/19	$10,433	$10,195	$10,470
03/31/19	$10,508	$10,390	$10,548
04/30/19	$10,539	$10,393	$10,580
05/31/19	$10,596	$10,577	$10,638
06/30/19	$10,668	$10,710	$10,712
07/31/19	$10,676	$10,734	$10,720
08/31/19	$10,756	$11,012	$10,803
09/30/19	$10,768	$10,953	$10,814
10/31/19	$10,812	$10,986	$10,861
11/30/19	$10,821	$10,981	$10,870
12/31/19	$10,857	$10,973	$10,908
01/31/20	$10,915	$11,184	$10,967
02/29/20	$10,979	$11,386	$11,032
03/31/20	$10,708	$11,319	$10,740
04/30/20	$10,943	$11,520	$10,982
05/31/20	$11,067	$11,573	$11,102
06/30/20	$11,139	$11,646	$11,178
07/31/20	$11,186	$11,820	$11,228
08/31/20	$11,207	$11,725	$11,251
09/30/20	$11,201	$11,718	$11,246
10/31/20	$11,220	$11,666	$11,266
11/30/20	$11,250	$11,781	$11,299
12/31/20	$11,272	$11,797	$11,322
01/31/21	$11,274	$11,712	$11,325
02/28/21	$11,279	$11,543	$11,331
03/31/21	$11,267	$11,399	$11,319
04/30/21	$11,285	$11,489	$11,340
05/31/21	$11,307	$11,527	$11,362
06/30/21	$11,294	$11,608	$11,350
07/31/21	$11,311	$11,737	$11,367
08/31/21	$11,313	$11,715	$11,370
09/30/21	$11,310	$11,614	$11,368
10/31/21	$11,270	$11,610	$11,329
11/30/21	$11,245	$11,645	$11,305
12/31/21	$11,248	$11,615	$11,307
01/31/22	$11,161	$11,365	$11,220
02/28/22	$11,102	$11,238	$11,160
03/31/22	$10,971	$10,926	$11,028
04/30/22	$10,888	$10,511	$10,946
05/31/22	$10,966	$10,579	$11,024
06/30/22	$10,861	$10,413	$10,916
07/31/22	$10,956	$10,667	$11,013
08/31/22	$10,882	$10,366	$10,936
09/30/22	$10,730	$9,918	$10,782
10/31/22	$10,709	$9,790	$10,760
11/30/22	$10,856	$10,150	$10,905
12/31/22	$10,875	$10,104	$10,932
01/31/23	$10,998	$10,415	$11,044
02/28/23	$10,924	$10,145	$10,970
03/31/23	$11,022	$10,403	$11,068
04/30/23	$11,085	$10,466	$11,129
05/31/23	$11,065	$10,352	$11,108
06/30/23	$11,055	$10,315	$11,098
07/31/23	$11,128	$10,308	$11,169
08/31/23	$11,156	$10,242	$11,196
09/30/23	$11,144	$9,982	$11,184
10/31/23	$11,170	$9,824	$11,209
11/30/23	$11,339	$10,269	$11,379
12/31/23	$11,489	$10,662	$11,530
01/31/24	$11,544	$10,633	$11,584
02/29/24	$11,518	$10,483	$11,560
03/31/24	$11,578	$10,580	$11,622
04/30/24	$11,552	$10,312	$11,595
05/31/24	$11,643	$10,487	$11,688
06/30/24	$11,699	$10,587	$11,744
07/31/24	$11,847	$10,834	$11,893
08/31/24	$11,959	$10,990	$12,007
09/30/24	$12,067	$11,137	$12,117
10/31/24	$12,011	$10,860	$12,059
11/30/24	$12,072	$10,975	$12,116
12/31/24	$12,095	$10,796	$12,140
01/31/25	$12,153	$10,853	$12,200
02/28/25	$12,237	$11,092	$12,284
03/31/25	$12,288	$11,096	$12,336
04/30/25	$12,357	$11,140	$12,407
05/31/25	$12,379	$11,060	$12,428
06/30/25	$12,471	$11,230	$12,519
07/31/25	$12,487	$11,200	$12,533
08/31/25	$12,597	$11,334	$12,643
09/30/25	$12,651	$11,458	$12,698
10/31/25	$12,692	$11,529	$12,740
11/30/25	$12,753	$11,601	$12,801
12/31/25	$12,803	$11,584	$12,854
01/31/26	$12,853	$11,596	$12,901
02/28/26	$12,905	$11,786	$12,954
03/31/26	$12,842	$11,578	$12,893
04/30/26	$12,889	$11,591	$12,941
05/31/26	$12,931	$11,628	$12,982
06/30/26	$12,951	$11,656	$13,003

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPSB	3.86%	2.78%	2.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. 1-3 Year Corporate Bond Index	3.86%	2.76%	2.66%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$10,656,806,789
  Number of Portfolio Holdings1,620
  Portfolio Turnover Rate56%
  Total Advisory Fees Paid$3,546,109

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	32.1%
Electric	6.8%
Diversified Financial Services	5.1%
Pharmaceuticals	4.4%
Auto Manufacturers	4.1%
Real Estate Investment Trusts	3.3%
Software	2.7%
Retail	2.5%
Internet	2.4%
Investment Company Securities	2.4%

Top Ten Holdings

Table Summary
Holdings	%
Salesforce, Inc., 4.65%, due 03/15/29	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	0.4%
Bank of America Corp., 3.42%, due 12/20/28	0.4%
Citigroup, Inc., 4.79%, due 03/04/29	0.4%
JPMorgan Chase & Co., 4.85%, due 07/25/28	0.4%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/28	0.4%
Sprint Capital Corp., 6.88%, due 11/15/28	0.4%
Morgan Stanley, 4.56%, due 04/10/30	0.4%
Wells Fargo & Co., 4.81%, due 07/25/28	0.4%
Bank of America Corp., 4.95%, due 07/22/28	0.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Corporate Bond ETF to the State Street® SPDR® Portfolio Short Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPSB

State Street® SPDR® Portfolio Short Term Treasury ETF

SPTS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Short Term Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing. This backdrop contributed to higher and more volatile Treasury yields.

Short-term Treasury yields trended higher over the reporting period, with the two-year Treasury yield increasing from 3.72% to 4.17%. Much of the increase occurred in the first half of 2026, reflecting shifting expectations around the path of monetary policy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPTS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,995	$10,063	$9,996
08/31/16	$9,963	$10,052	$9,964
09/30/16	$9,979	$10,046	$9,981
10/31/16	$9,956	$9,969	$9,960
11/30/16	$9,859	$9,733	$9,862
12/31/16	$9,859	$9,747	$9,864
01/31/17	$9,876	$9,766	$9,882
02/28/17	$9,890	$9,832	$9,896
03/31/17	$9,895	$9,827	$9,902
04/30/17	$9,927	$9,902	$9,935
05/31/17	$9,950	$9,979	$9,958
06/30/17	$9,933	$9,969	$9,943
07/31/17	$9,960	$10,011	$9,970
08/31/17	$9,995	$10,101	$10,006
09/30/17	$9,960	$10,053	$9,971
10/31/17	$9,949	$10,059	$9,961
11/30/17	$9,919	$10,046	$9,932
12/31/17	$9,917	$10,092	$9,931
01/31/18	$9,858	$9,976	$9,872
02/28/18	$9,844	$9,881	$9,859
03/31/18	$9,876	$9,945	$9,891
04/30/18	$9,840	$9,871	$9,855
05/31/18	$9,877	$9,941	$9,892
06/30/18	$9,877	$9,929	$9,893
07/31/18	$9,875	$9,931	$9,891
08/31/18	$9,907	$9,995	$9,924
09/30/18	$9,894	$9,931	$9,912
10/31/18	$9,908	$9,852	$9,926
11/30/18	$9,943	$9,911	$9,962
12/31/18	$10,023	$10,093	$10,042
01/31/19	$10,050	$10,200	$10,069
02/28/19	$10,059	$10,195	$10,079
03/31/19	$10,121	$10,390	$10,142
04/30/19	$10,141	$10,393	$10,162
05/31/19	$10,217	$10,577	$10,237
06/30/19	$10,269	$10,710	$10,290
07/31/19	$10,257	$10,734	$10,279
08/31/19	$10,340	$11,012	$10,362
09/30/19	$10,327	$10,953	$10,350
10/31/19	$10,361	$10,986	$10,385
11/30/19	$10,356	$10,981	$10,381
12/31/19	$10,378	$10,973	$10,403
01/31/20	$10,435	$11,184	$10,460
02/29/20	$10,531	$11,386	$10,554
03/31/20	$10,666	$11,319	$10,690
04/30/20	$10,681	$11,520	$10,704
05/31/20	$10,689	$11,573	$10,712
06/30/20	$10,693	$11,646	$10,716
07/31/20	$10,702	$11,820	$10,726
08/31/20	$10,700	$11,725	$10,724
09/30/20	$10,702	$11,718	$10,727
10/31/20	$10,697	$11,666	$10,722
11/30/20	$10,701	$11,781	$10,726
12/31/20	$10,706	$11,797	$10,732
01/31/21	$10,708	$11,712	$10,735
02/28/21	$10,703	$11,543	$10,729
03/31/21	$10,700	$11,399	$10,726
04/30/21	$10,703	$11,489	$10,730
05/31/21	$10,713	$11,527	$10,740
06/30/21	$10,694	$11,608	$10,722
07/31/21	$10,713	$11,737	$10,740
08/31/21	$10,711	$11,715	$10,740
09/30/21	$10,700	$11,614	$10,729
10/31/21	$10,665	$11,610	$10,694
11/30/21	$10,660	$11,645	$10,689
12/31/21	$10,637	$11,615	$10,667
01/31/22	$10,562	$11,365	$10,592
02/28/22	$10,519	$11,238	$10,548
03/31/22	$10,369	$10,926	$10,399
04/30/22	$10,319	$10,511	$10,350
05/31/22	$10,380	$10,579	$10,411
06/30/22	$10,315	$10,413	$10,345
07/31/22	$10,358	$10,667	$10,389
08/31/22	$10,275	$10,366	$10,306
09/30/22	$10,153	$9,918	$10,185
10/31/22	$10,142	$9,790	$10,175
11/30/22	$10,210	$10,150	$10,242
12/31/22	$10,223	$10,104	$10,260
01/31/23	$10,303	$10,415	$10,335
02/28/23	$10,222	$10,145	$10,255
03/31/23	$10,389	$10,403	$10,423
04/30/23	$10,417	$10,466	$10,451
05/31/23	$10,380	$10,352	$10,414
06/30/23	$10,324	$10,315	$10,360
07/31/23	$10,359	$10,308	$10,396
08/31/23	$10,399	$10,242	$10,437
09/30/23	$10,396	$9,982	$10,434
10/31/23	$10,430	$9,824	$10,469
11/30/23	$10,538	$10,269	$10,578
12/31/23	$10,658	$10,662	$10,700
01/31/24	$10,699	$10,633	$10,739
02/29/24	$10,653	$10,483	$10,693
03/31/24	$10,688	$10,580	$10,730
04/30/24	$10,650	$10,312	$10,690
05/31/24	$10,725	$10,487	$10,765
06/30/24	$10,788	$10,587	$10,827
07/31/24	$10,914	$10,834	$10,954
08/31/24	$11,012	$10,990	$11,053
09/30/24	$11,101	$11,137	$11,142
10/31/24	$11,033	$10,860	$11,075
11/30/24	$11,068	$10,975	$11,106
12/31/24	$11,092	$10,796	$11,131
01/31/25	$11,139	$10,853	$11,180
02/28/25	$11,219	$11,092	$11,259
03/31/25	$11,273	$11,096	$11,312
04/30/25	$11,365	$11,140	$11,404
05/31/25	$11,340	$11,060	$11,378
06/30/25	$11,409	$11,230	$11,447
07/31/25	$11,401	$11,200	$11,440
08/31/25	$11,501	$11,334	$11,540
09/30/25	$11,536	$11,458	$11,575
10/31/25	$11,575	$11,529	$11,614
11/30/25	$11,628	$11,601	$11,668
12/31/25	$11,664	$11,584	$11,707
01/31/26	$11,688	$11,596	$11,729
02/28/26	$11,753	$11,786	$11,792
03/31/26	$11,699	$11,578	$11,738
04/30/26	$11,722	$11,591	$11,761
05/31/26	$11,736	$11,628	$11,775
06/30/26	$11,742	$11,656	$11,781

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPTS	2.91%	1.89%	1.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	2.92%	1.90%	1.65%
Footnote	Description
Footnote(1)	Effective April 30, 2018 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg 1-5 Year U.S. Treasury Index (the “Previous Benchmark Index”) to the Bloomberg 1-3 Year U.S. Treasury Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg 1-5 Year U.S. Treasury Index from June 30, 2016 to April 29, 2018 and of the Bloomberg 1-3 Year U.S. Treasury Index effective April 30, 2018 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$5,938,673,722
  Number of Portfolio Holdings97
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid$1,755,421

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.0%
Short-Term Investments	0.2%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.50%, due 01/31/28	1.8%
U.S. Treasury Notes, 4.63%, due 04/30/29	1.4%
U.S. Treasury Notes, 3.38%, due 12/31/27	1.4%
U.S. Treasury Notes, 3.38%, due 11/30/27	1.4%
U.S. Treasury Notes, 4.50%, due 05/31/29	1.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	1.4%
U.S. Treasury Notes, 4.25%, due 06/30/29	1.4%
U.S. Treasury Notes, 4.13%, due 03/31/29	1.3%
U.S. Treasury Notes, 3.75%, due 08/15/27	1.3%
U.S. Treasury Notes, 4.00%, due 01/31/29	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Treasury ETF to the State Street® SPDR® Portfolio Short Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTS

State Street® SPDR® Portfolio TIPS ETF

SPIP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio TIPS ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio TIPS ETF	$12	0.12%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.  Treasury yields were volatile during the period as investors reassessed the outlook for Fed policy, inflation, and geopolitical risks. Ten-year TIPS yields rose from 1.93% to 2.22%, after reaching a low of 1.65% during the period, creating periods of volatility for TIPS. Although rising yields created a headwind for prices, the sector generated positive returns as elevated starting yields provided attractive income and inflation adjustments contributed positively to performance. Persistent inflation pressures and heightened geopolitical uncertainty also supported inflation-protected securities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPIP	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,099	$10,063	$10,100
08/31/16	$10,054	$10,052	$10,056
09/30/16	$10,104	$10,046	$10,107
10/31/16	$10,055	$9,969	$10,058
11/30/16	$9,850	$9,733	$9,855
12/31/16	$9,834	$9,747	$9,840
01/31/17	$9,919	$9,766	$9,925
02/28/17	$9,970	$9,832	$9,979
03/31/17	$9,960	$9,827	$9,974
04/30/17	$10,023	$9,902	$10,035
05/31/17	$10,019	$9,979	$10,031
06/30/17	$9,918	$9,969	$9,933
07/31/17	$9,961	$10,011	$9,975
08/31/17	$10,074	$10,101	$10,090
09/30/17	$10,005	$10,053	$10,023
10/31/17	$10,025	$10,059	$10,044
11/30/17	$10,041	$10,046	$10,062
12/31/17	$10,143	$10,092	$10,164
01/31/18	$10,052	$9,976	$10,074
02/28/18	$9,943	$9,881	$9,966
03/31/18	$10,049	$9,945	$10,077
04/30/18	$10,044	$9,871	$10,072
05/31/18	$10,085	$9,941	$10,113
06/30/18	$10,126	$9,929	$10,158
07/31/18	$10,074	$9,931	$10,105
08/31/18	$10,147	$9,995	$10,179
09/30/18	$10,032	$9,931	$10,064
10/31/18	$9,874	$9,852	$9,907
11/30/18	$9,923	$9,911	$9,959
12/31/18	$9,979	$10,093	$10,014
01/31/19	$10,119	$10,200	$10,155
02/28/19	$10,114	$10,195	$10,151
03/31/19	$10,307	$10,390	$10,348
04/30/19	$10,338	$10,393	$10,381
05/31/19	$10,518	$10,577	$10,568
06/30/19	$10,606	$10,710	$10,653
07/31/19	$10,648	$10,734	$10,695
08/31/19	$10,921	$11,012	$10,972
09/30/19	$10,760	$10,953	$10,811
10/31/19	$10,786	$10,986	$10,837
11/30/19	$10,802	$10,981	$10,856
12/31/19	$10,836	$10,973	$10,890
01/31/20	$11,081	$11,184	$11,136
02/29/20	$11,243	$11,386	$11,302
03/31/20	$11,042	$11,319	$11,100
04/30/20	$11,363	$11,520	$11,424
05/31/20	$11,393	$11,573	$11,453
06/30/20	$11,525	$11,646	$11,584
07/31/20	$11,809	$11,820	$11,877
08/31/20	$11,930	$11,725	$11,998
09/30/20	$11,884	$11,718	$11,953
10/31/20	$11,802	$11,666	$11,870
11/30/20	$11,942	$11,781	$12,011
12/31/20	$12,077	$11,797	$12,148
01/31/21	$12,110	$11,712	$12,182
02/28/21	$11,886	$11,543	$11,958
03/31/21	$11,852	$11,399	$11,926
04/30/21	$12,022	$11,489	$12,104
05/31/21	$12,172	$11,527	$12,252
06/30/21	$12,256	$11,608	$12,338
07/31/21	$12,596	$11,737	$12,685
08/31/21	$12,572	$11,715	$12,659
09/30/21	$12,474	$11,614	$12,560
10/31/21	$12,621	$11,610	$12,708
11/30/21	$12,746	$11,645	$12,836
12/31/21	$12,778	$11,615	$12,876
01/31/22	$12,500	$11,365	$12,590
02/28/22	$12,603	$11,238	$12,694
03/31/22	$12,356	$10,926	$12,449
04/30/22	$12,080	$10,511	$12,178
05/31/22	$11,938	$10,579	$12,029
06/30/22	$11,544	$10,413	$11,632
07/31/22	$12,065	$10,667	$12,159
08/31/22	$11,740	$10,366	$11,832
09/30/22	$10,940	$9,918	$11,020
10/31/22	$11,077	$9,790	$11,159
11/30/22	$11,288	$10,150	$11,373
12/31/22	$11,149	$10,104	$11,254
01/31/23	$11,382	$10,415	$11,469
02/28/23	$11,225	$10,145	$11,311
03/31/23	$11,544	$10,403	$11,641
04/30/23	$11,555	$10,466	$11,649
05/31/23	$11,417	$10,352	$11,510
06/30/23	$11,380	$10,315	$11,477
07/31/23	$11,389	$10,308	$11,484
08/31/23	$11,281	$10,242	$11,376
09/30/23	$11,061	$9,982	$11,156
10/31/23	$10,970	$9,824	$11,065
11/30/23	$11,276	$10,269	$11,374
12/31/23	$11,566	$10,662	$11,686
01/31/24	$11,602	$10,633	$11,704
02/29/24	$11,477	$10,483	$11,579
03/31/24	$11,559	$10,580	$11,673
04/30/24	$11,364	$10,312	$11,470
05/31/24	$11,562	$10,487	$11,675
06/30/24	$11,651	$10,587	$11,762
07/31/24	$11,862	$10,834	$11,975
08/31/24	$11,955	$10,990	$12,072
09/30/24	$12,136	$11,137	$12,254
10/31/24	$11,915	$10,860	$12,031
11/30/24	$11,983	$10,975	$12,090
12/31/24	$11,770	$10,796	$11,891
01/31/25	$11,926	$10,853	$12,046
02/28/25	$12,192	$11,092	$12,321
03/31/25	$12,259	$11,096	$12,387
04/30/25	$12,265	$11,140	$12,392
05/31/25	$12,189	$11,060	$12,316
06/30/25	$12,305	$11,230	$12,433
07/31/25	$12,317	$11,200	$12,447
08/31/25	$12,500	$11,334	$12,634
09/30/25	$12,563	$11,458	$12,698
10/31/25	$12,610	$11,529	$12,750
11/30/25	$12,633	$11,601	$12,765
12/31/25	$12,556	$11,584	$12,709
01/31/26	$12,609	$11,596	$12,747
02/28/26	$12,778	$11,786	$12,922
03/31/26	$12,593	$11,578	$12,737
04/30/26	$12,735	$11,591	$12,882
05/31/26	$12,763	$11,628	$12,914
06/30/26	$12,703	$11,656	$12,854

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPIP	3.24%	0.72%	2.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government Inflation-Linked Bond Index	3.38%	0.82%	2.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,011,504,413
  Number of Portfolio Holdings50
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,186,031

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.5%
Short-Term Investments	2.2%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.3%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	2.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio TIPS ETF to the State Street® SPDR® Portfolio TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPIP

State Street® SPDR® Portfolio Treasury ETF

SPTB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.  Treasury yields across the curve trended upward during the period, reflecting shifting expectations for Fed policy, inflation, and geopolitical uncertainty. The 10-year Treasury yield moved higher, peaking at approximately 4.66%, roughly 50 basis points above its level at the start of the year, although it also reached a low of approximately 3.94% in the first quarter following the US-Iran conflict, about 23 basis points below its start-of-year level.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPTB	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Index
05/21/24	$10,000	$10,000	$10,000
05/31/24	$9,990	$9,987	$9,989
06/30/24	$10,090	$10,081	$10,090
07/31/24	$10,311	$10,317	$10,310
08/31/24	$10,441	$10,465	$10,442
09/30/24	$10,565	$10,605	$10,568
10/31/24	$10,314	$10,342	$10,316
11/30/24	$10,403	$10,452	$10,396
12/31/24	$10,237	$10,281	$10,236
01/31/25	$10,289	$10,335	$10,289
02/28/25	$10,511	$10,563	$10,511
03/31/25	$10,536	$10,567	$10,535
04/30/25	$10,603	$10,608	$10,602
05/31/25	$10,495	$10,532	$10,493
06/30/25	$10,626	$10,694	$10,624
07/31/25	$10,585	$10,666	$10,583
08/31/25	$10,696	$10,793	$10,694
09/30/25	$10,787	$10,911	$10,785
10/31/25	$10,853	$10,979	$10,852
11/30/25	$10,921	$11,048	$10,919
12/31/25	$10,873	$11,031	$10,883
01/31/26	$10,874	$11,043	$10,872
02/28/26	$11,071	$11,224	$11,070
03/31/26	$10,880	$11,026	$10,878
04/30/26	$10,872	$11,038	$10,870
05/31/26	$10,884	$11,073	$10,882
06/30/26	$10,915	$11,099	$10,913

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 05/21/24
SPTB	2.71%	4.23%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.06%
Bloomberg US Treasury Index	2.71%	4.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$285,454,319
  Number of Portfolio Holdings287
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$46,046

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.8%
Short-Term Investments	0.9%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.9%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.8%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.8%
U.S. Treasury Notes, 4.50%, due 11/15/33	0.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.8%
U.S. Treasury Notes, 4.38%, due 05/15/34	0.8%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.8%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.8%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.7%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Treasury ETF to the State Street® SPDR® Portfolio Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTB

State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF

SPYX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF	$22	0.20%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

The Fund's returns over the reporting period slightly underperformed the returns of the S&P 500 Index. The Fund's exclusions were net outperformers, and their exclusion detracted from performance relative to the S&P 500.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPYX	S&P 500 Index	S&P 500 Fossil Fuel Reserves Free Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,404	$10,369	$10,407
08/31/16	$10,421	$10,383	$10,425
09/30/16	$10,407	$10,385	$10,412
10/31/16	$10,229	$10,196	$10,235
11/30/16	$10,582	$10,573	$10,590
12/31/16	$10,788	$10,782	$10,798
01/31/17	$11,028	$10,987	$11,042
02/28/17	$11,501	$11,423	$11,518
03/31/17	$11,518	$11,436	$11,536
04/30/17	$11,655	$11,554	$11,676
05/31/17	$11,842	$11,716	$11,866
06/30/17	$11,922	$11,790	$11,948
07/31/17	$12,159	$12,032	$12,189
08/31/17	$12,223	$12,069	$12,255
09/30/17	$12,437	$12,318	$12,471
10/31/17	$12,732	$12,605	$12,770
11/30/17	$13,128	$12,992	$13,169
12/31/17	$13,257	$13,136	$13,300
01/31/18	$14,032	$13,888	$14,082
02/28/18	$13,561	$13,377	$13,611
03/31/18	$13,191	$13,037	$13,240
04/30/18	$13,194	$13,087	$13,244
05/31/18	$13,503	$13,402	$13,557
06/30/18	$13,552	$13,484	$13,609
07/31/18	$14,090	$13,986	$14,153
08/31/18	$14,596	$14,442	$14,665
09/30/18	$14,661	$14,524	$14,732
10/31/18	$13,653	$13,531	$13,720
11/30/18	$13,933	$13,807	$14,003
12/31/18	$12,681	$12,560	$12,745
01/31/19	$13,705	$13,567	$13,778
02/28/19	$14,133	$14,003	$14,211
03/31/19	$14,399	$14,275	$14,482
04/30/19	$15,016	$14,853	$15,106
05/31/19	$14,058	$13,909	$14,144
06/30/19	$15,048	$14,889	$15,143
07/31/19	$15,287	$15,103	$15,386
08/31/19	$15,072	$14,864	$15,174
09/30/19	$15,350	$15,142	$15,456
10/31/19	$15,711	$15,470	$15,823
11/30/19	$16,288	$16,031	$16,407
12/31/19	$16,758	$16,515	$16,885
01/31/20	$16,799	$16,509	$16,929
02/29/20	$15,443	$15,150	$15,562
03/31/20	$13,609	$13,279	$13,724
04/30/20	$15,302	$14,981	$15,437
05/31/20	$16,043	$15,694	$16,189
06/30/20	$16,369	$16,006	$16,519
07/31/20	$17,324	$16,909	$17,488
08/31/20	$18,593	$18,124	$18,775
09/30/20	$17,918	$17,436	$18,094
10/31/20	$17,445	$16,972	$17,617
11/30/20	$19,304	$18,830	$19,501
12/31/20	$20,037	$19,554	$20,247
01/31/21	$19,769	$19,356	$19,978
02/28/21	$20,309	$19,890	$20,527
03/31/21	$21,222	$20,761	$21,453
04/30/21	$22,377	$21,869	$22,626
05/31/21	$22,509	$22,022	$22,764
06/30/21	$23,013	$22,536	$23,279
07/31/21	$23,596	$23,071	$23,875
08/31/21	$24,332	$23,773	$24,624
09/30/21	$23,117	$22,667	$23,397
10/31/21	$24,712	$24,255	$25,018
11/30/21	$24,560	$24,087	$24,868
12/31/21	$25,666	$25,167	$25,994
01/31/22	$24,212	$23,864	$24,524
02/28/22	$23,419	$23,150	$23,724
03/31/22	$24,247	$24,009	$24,570
04/30/22	$22,080	$21,916	$22,373
05/31/22	$22,004	$21,956	$22,298
06/30/22	$20,249	$20,144	$20,525
07/31/22	$22,093	$22,001	$22,399
08/31/22	$21,135	$21,104	$21,432
09/30/22	$19,184	$19,160	$19,455
10/31/22	$20,615	$20,711	$20,907
11/30/22	$21,813	$21,869	$22,127
12/31/22	$20,533	$20,609	$20,829
01/31/23	$21,851	$21,904	$22,170
02/28/23	$21,362	$21,369	$21,677
03/31/23	$22,170	$22,154	$22,503
04/30/23	$22,482	$22,500	$22,823
05/31/23	$22,667	$22,598	$23,015
06/30/23	$24,172	$24,091	$24,546
07/31/23	$24,929	$24,865	$25,319
08/31/23	$24,505	$24,469	$24,888
09/30/23	$23,274	$23,302	$23,638
10/31/23	$22,835	$22,812	$23,196
11/30/23	$24,997	$24,895	$25,397
12/31/23	$26,150	$26,026	$26,575
01/31/24	$26,598	$26,464	$27,036
02/29/24	$28,011	$27,877	$28,478
03/31/24	$28,868	$28,774	$29,356
04/30/24	$27,643	$27,599	$28,114
05/31/24	$29,055	$28,967	$29,555
06/30/24	$30,143	$30,006	$30,669
07/31/24	$30,519	$30,372	$31,056
08/31/24	$31,282	$31,108	$31,839
09/30/24	$31,974	$31,773	$32,551
10/31/24	$31,663	$31,485	$32,239
11/30/24	$33,497	$33,333	$34,113
12/31/24	$32,735	$32,538	$33,343
01/31/25	$33,652	$33,444	$34,284
02/28/25	$33,170	$33,008	$33,797
03/31/25	$31,211	$31,148	$31,805
04/30/25	$31,102	$30,937	$31,701
05/31/25	$33,101	$32,884	$33,745
06/30/25	$34,759	$34,556	$35,444
07/31/25	$35,520	$35,332	$36,225
08/31/25	$36,240	$36,048	$36,965
09/30/25	$37,582	$37,364	$38,341
10/31/25	$38,495	$38,239	$39,279
11/30/25	$38,589	$38,333	$39,382
12/31/25	$38,579	$38,356	$39,380
01/31/26	$39,002	$38,912	$39,817
02/28/26	$38,613	$38,616	$39,426
03/31/26	$36,523	$36,694	$37,300
04/30/26	$40,462	$40,544	$41,331
05/31/26	$42,653	$42,678	$43,577
06/30/26	$42,223	$42,271	$43,142

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SPYX	21.47%	12.91%	15.49%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Fossil Fuel Reserves Free IndexFootnote Reference(1)	21.72%	13.13%	15.74%
Footnote	Description
Footnote(1)	Effective September 2, 2024, the Fund’s benchmark index name changed from the S&P 500 Fossil Fuel Free Index to the S&P 500 Fossil Fuel Reserves Free Index. These changes will not result in any changes to the Fund’s investment objective or principal strategy.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,744,533,966
  Number of Portfolio Holdings491
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$4,892,669

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	19.4%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.9%
Software	7.8%
Broadline Retail	3.8%
Banks	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Capital Markets	3.1%
Aerospace & Defense	2.3%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.8%
Apple, Inc.	6.8%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.4%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.7%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 500 Fossil Fuel Reserves Free ETF to the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective Febraury 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYX

State Street® SPDR® S&P® Capital Markets ETF

KCE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Capital Markets ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Capital Markets ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period delivered positive total returns for capital markets. The year was marked by structural transformations: a massive Q2 rally led by a resurgent A.I. trade, increased retail participation, and shifting the U.S. Federal Reserve policies amid geopolitical and energy sector volatility.  The dominant narrative across public equity markets was the sustained dominance of large-cap technology paired with late-cycle broadening. However, the period was not without volatility. Mid-year geopolitical tensions, including shipping disruptions in the Strait of Hormuz, sent Brent Crude briefly to peak prices above $113 per barrel in the spring, which temporarily cooled technology stocks. Despite this, Q2 2026 marked one of the strongest periods for equity issuance in recent years, spearheaded by a record-breaking Initial Public Offering (IPO) from SpaceX. The historic SpaceX listing, which briefly vaulted its market capitalization past $2 trillion, highlighted the return of "megadeals" and record liquidity.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	KCE	S&P 500 Index	S&P Capital Markets Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,844	$10,369	$10,849
08/31/16	$11,396	$10,383	$11,405
09/30/16	$11,265	$10,385	$11,276
10/31/16	$10,895	$10,196	$10,908
11/30/16	$12,419	$10,573	$12,445
12/31/16	$12,547	$10,782	$12,578
01/31/17	$12,857	$10,987	$12,894
02/28/17	$13,342	$11,423	$13,386
03/31/17	$13,167	$11,436	$13,194
04/30/17	$13,199	$11,554	$13,231
05/31/17	$13,064	$11,716	$13,099
06/30/17	$13,907	$11,790	$13,952
07/31/17	$14,435	$12,032	$14,488
08/31/17	$14,052	$12,069	$14,106
09/30/17	$14,918	$12,318	$14,983
10/31/17	$15,174	$12,605	$15,245
11/30/17	$16,112	$12,992	$16,196
12/31/17	$16,493	$13,136	$16,586
01/31/18	$17,160	$13,888	$17,262
02/28/18	$16,953	$13,377	$17,059
03/31/18	$16,834	$13,037	$16,947
04/30/18	$16,902	$13,087	$17,020
05/31/18	$17,171	$13,402	$17,295
06/30/18	$16,748	$13,484	$16,874
07/31/18	$17,116	$13,986	$17,242
08/31/18	$16,973	$14,442	$17,103
09/30/18	$16,346	$14,524	$16,470
10/31/18	$15,131	$13,531	$15,247
11/30/18	$15,509	$13,807	$15,634
12/31/18	$14,006	$12,560	$14,124
01/31/19	$15,218	$13,567	$15,332
02/28/19	$16,053	$14,003	$16,181
03/31/19	$15,682	$14,275	$15,809
04/30/19	$16,917	$14,853	$17,062
05/31/19	$15,528	$13,909	$15,661
06/30/19	$16,436	$14,889	$16,584
07/31/19	$16,861	$15,103	$17,019
08/31/19	$15,971	$14,864	$16,122
09/30/19	$16,308	$15,142	$16,469
10/31/19	$16,613	$15,470	$16,783
11/30/19	$17,690	$16,031	$17,832
12/31/19	$17,806	$16,515	$17,957
01/31/20	$18,169	$16,509	$18,328
02/29/20	$16,703	$15,150	$16,844
03/31/20	$13,755	$13,279	$13,885
04/30/20	$15,687	$14,981	$15,843
05/31/20	$16,637	$15,694	$16,811
06/30/20	$17,081	$16,006	$17,264
07/31/20	$17,620	$16,909	$17,668
08/31/20	$18,329	$18,124	$18,346
09/30/20	$17,722	$17,436	$17,740
10/31/20	$18,495	$16,972	$18,520
11/30/20	$21,130	$18,830	$21,171
12/31/20	$23,229	$19,554	$23,292
01/31/21	$22,957	$19,356	$23,025
02/28/21	$24,824	$19,890	$24,905
03/31/21	$26,103	$20,761	$26,199
04/30/21	$27,780	$21,869	$27,894
05/31/21	$28,726	$22,022	$28,855
06/30/21	$29,249	$22,536	$29,394
07/31/21	$29,665	$23,071	$29,813
08/31/21	$30,964	$23,773	$31,131
09/30/21	$29,718	$22,667	$29,886
10/31/21	$33,278	$24,255	$33,482
11/30/21	$31,962	$24,087	$32,161
12/31/21	$32,546	$25,167	$32,763
01/31/22	$29,948	$23,864	$30,150
02/28/22	$28,960	$23,150	$29,160
03/31/22	$28,803	$24,009	$29,013
04/30/22	$24,933	$21,916	$25,120
05/31/22	$25,901	$21,956	$26,106
06/30/22	$23,159	$20,144	$23,350
07/31/22	$25,901	$22,001	$26,128
08/31/22	$25,383	$21,104	$25,610
09/30/22	$22,846	$19,160	$23,049
10/31/22	$25,353	$20,711	$25,592
11/30/22	$27,186	$21,869	$27,454
12/31/22	$25,323	$20,609	$25,570
01/31/23	$28,707	$21,904	$29,008
02/28/23	$28,286	$21,369	$28,589
03/31/23	$26,850	$22,154	$27,142
04/30/23	$26,404	$22,500	$26,696
05/31/23	$25,564	$22,598	$25,851
06/30/23	$27,533	$24,091	$27,851
07/31/23	$29,751	$24,865	$30,107
08/31/23	$29,148	$24,469	$29,503
09/30/23	$28,294	$23,302	$28,641
10/31/23	$26,780	$22,812	$27,113
11/30/23	$29,756	$24,895	$30,141
12/31/23	$33,458	$26,026	$33,913
01/31/24	$32,761	$26,464	$33,213
02/29/24	$34,769	$27,877	$35,254
03/31/24	$36,454	$28,774	$36,969
04/30/24	$35,043	$27,599	$35,521
05/31/24	$36,675	$28,967	$37,180
06/30/24	$36,521	$30,006	$37,030
07/31/24	$40,066	$30,372	$40,637
08/31/24	$40,212	$31,108	$40,794
09/30/24	$41,583	$31,773	$42,195
10/31/24	$43,873	$31,485	$44,536
11/30/24	$49,249	$33,333	$50,014
12/31/24	$46,002	$32,538	$46,729
01/31/25	$48,865	$33,444	$49,651
02/28/25	$46,254	$33,008	$47,007
03/31/25	$42,412	$31,148	$43,112
04/30/25	$41,729	$30,937	$42,425
05/31/25	$45,314	$32,884	$46,087
06/30/25	$48,851	$34,556	$49,712
07/31/25	$51,520	$35,332	$52,448
08/31/25	$52,389	$36,048	$53,350
09/30/25	$51,646	$37,364	$52,602
10/31/25	$49,315	$38,239	$50,241
11/30/25	$49,261	$38,333	$50,199
12/31/25	$50,906	$38,356	$51,898
01/31/26	$52,953	$38,912	$54,005
02/28/26	$49,194	$38,616	$50,179
03/31/26	$46,977	$36,694	$47,897
04/30/26	$51,903	$40,544	$52,945
05/31/26	$51,830	$42,678	$52,883
06/30/26	$50,490	$42,271	$51,518

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
KCE	3.35%	11.54%	17.58%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Capital Markets Select Industry Index	3.63%	11.88%	17.81%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$419,440,144
  Number of Portfolio Holdings68
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$1,824,138

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Asset Management & Custody Banks	48.7%
Investment Banking & Brokerage	31.8%
Financial Exchanges & Data	21.1%

Top Ten Holdings

Table Summary
Holdings	%
Robinhood Markets, Inc., Class A	1.9%
Donnelley Financial Solutions, Inc.	1.8%
Perella Weinberg Partners	1.8%
Virtu Financial, Inc., Class A	1.7%
Franklin Resources, Inc.	1.7%
T. Rowe Price Group, Inc.	1.7%
State Street Corp.	1.7%
Northern Trust Corp.	1.7%
Bank of New York Mellon Corp.	1.7%
Charles Schwab Corp.	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Capital Markets ETF to the State Street® SPDR® S&P® Capital Markets ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KCE

State Street® SPDR® S&P® Health Care Equipment ETF

XHE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Equipment ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Health Care Equipment ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

The healthcare equipment industry experienced a transformative year through June 30, 2026. Driven by an aging population, the global medical equipment and devices market enjoyed strong growth year-over-year. At the center of this growth was the durable medical equipment ("DME") segment, which include wearable medical devices, remote patient monitoring tools, and connected Internet of Things ("IoT") devices.  These products saw widespread consumer adoption as patients and providers increasingly turned to home-based settings. Furthermore, minimally invasive surgical equipment and robotics emerged as the fastest-growing niches within the broader medical technology landscape, helping shorten hospital stays and reduce postoperative complications.  Despite solid demand for therapeutic and diagnostic equipment, healthcare providers, which are the primary buyers of medical equipment, operated on notoriously thin financial margins.  Despite resilient revenues, manufacturers grappled with stringent Food and Drug Administration quality regulations, margin-squeezing labor shortages, and shifting global supply chain economics, resulting in a single digit positive return for the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XHE	S&P 500 Index	S&P Health Care Equipment Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,561	$10,369	$10,564
08/31/16	$10,891	$10,383	$10,896
09/30/16	$10,942	$10,385	$10,951
10/31/16	$10,108	$10,196	$10,118
11/30/16	$10,350	$10,573	$10,363
12/31/16	$10,520	$10,782	$10,536
01/31/17	$10,941	$10,987	$10,961
02/28/17	$11,566	$11,423	$11,589
03/31/17	$11,880	$11,436	$11,909
04/30/17	$12,308	$11,554	$12,341
05/31/17	$12,212	$11,716	$12,248
06/30/17	$12,949	$11,790	$12,991
07/31/17	$12,801	$12,032	$12,846
08/31/17	$12,988	$12,069	$13,037
09/30/17	$13,247	$12,318	$13,302
10/31/17	$13,532	$12,605	$13,592
11/30/17	$14,074	$12,992	$14,141
12/31/17	$13,676	$13,136	$13,744
01/31/18	$14,774	$13,888	$14,853
02/28/18	$14,324	$13,377	$14,404
03/31/18	$14,789	$13,037	$14,874
04/30/18	$15,104	$13,087	$15,196
05/31/18	$16,398	$13,402	$16,503
06/30/18	$16,660	$13,484	$16,769
07/31/18	$17,179	$13,986	$17,292
08/31/18	$18,779	$14,442	$18,906
09/30/18	$18,695	$14,524	$18,825
10/31/18	$16,432	$13,531	$16,546
11/30/18	$16,607	$13,807	$16,726
12/31/18	$14,945	$12,560	$15,059
01/31/19	$16,319	$13,567	$16,447
02/28/19	$17,096	$14,003	$17,231
03/31/19	$17,121	$14,275	$17,258
04/30/19	$16,557	$14,853	$16,690
05/31/19	$15,937	$13,909	$16,067
06/30/19	$17,458	$14,889	$17,608
07/31/19	$17,740	$15,103	$17,898
08/31/19	$17,007	$14,864	$17,163
09/30/19	$16,662	$15,142	$16,821
10/31/19	$16,847	$15,470	$17,011
11/30/19	$18,200	$16,031	$18,383
12/31/19	$18,291	$16,515	$18,481
01/31/20	$18,186	$16,509	$18,380
02/29/20	$17,052	$15,150	$17,239
03/31/20	$15,303	$13,279	$15,475
04/30/20	$17,816	$14,981	$18,022
05/31/20	$18,771	$15,694	$18,993
06/30/20	$19,033	$16,006	$19,265
07/31/20	$20,334	$16,909	$20,585
08/31/20	$20,639	$18,124	$20,899
09/30/20	$20,756	$17,436	$21,024
10/31/20	$20,786	$16,972	$21,060
11/30/20	$22,571	$18,830	$22,875
12/31/20	$24,271	$19,554	$24,607
01/31/21	$25,240	$19,356	$25,596
02/28/21	$25,680	$19,890	$26,048
03/31/21	$25,463	$20,761	$25,838
04/30/21	$26,838	$21,869	$27,240
05/31/21	$25,800	$22,022	$26,192
06/30/21	$27,522	$22,536	$27,948
07/31/21	$27,694	$23,071	$28,130
08/31/21	$27,917	$23,773	$28,364
09/30/21	$26,661	$22,667	$27,095
10/31/21	$26,831	$24,255	$27,272
11/30/21	$24,088	$24,087	$24,488
12/31/21	$25,044	$25,167	$25,467
01/31/22	$22,111	$23,864	$22,488
02/28/22	$23,285	$23,150	$23,679
03/31/22	$23,869	$24,009	$24,275
04/30/22	$20,318	$21,916	$20,663
05/31/22	$19,397	$21,956	$19,729
06/30/22	$18,114	$20,144	$18,428
07/31/22	$19,937	$22,001	$20,284
08/31/22	$19,746	$21,104	$20,090
09/30/22	$18,175	$19,160	$18,495
10/31/22	$18,854	$20,711	$19,193
11/30/22	$19,574	$21,869	$19,930
12/31/22	$19,163	$20,609	$19,517
01/31/23	$20,414	$21,904	$20,798
02/28/23	$19,851	$21,369	$20,226
03/31/23	$19,981	$22,154	$20,366
04/30/23	$20,847	$22,500	$21,253
05/31/23	$19,877	$22,598	$20,269
06/30/23	$20,968	$24,091	$21,389
07/31/23	$20,971	$24,865	$21,396
08/31/23	$18,526	$24,469	$18,906
09/30/23	$16,648	$23,302	$16,994
10/31/23	$14,538	$22,812	$14,840
11/30/23	$16,005	$24,895	$16,345
12/31/23	$18,019	$26,026	$18,412
01/31/24	$17,900	$26,464	$18,296
02/29/24	$18,055	$27,877	$18,459
03/31/24	$18,763	$28,774	$19,190
04/30/24	$17,501	$27,599	$17,902
05/31/24	$18,361	$28,967	$18,788
06/30/24	$18,017	$30,006	$18,441
07/31/24	$18,238	$30,372	$18,673
08/31/24	$19,154	$31,108	$19,618
09/30/24	$19,286	$31,773	$19,758
10/31/24	$18,711	$31,485	$19,175
11/30/24	$20,043	$33,333	$20,543
12/31/24	$18,935	$32,538	$19,412
01/31/25	$20,249	$33,444	$20,767
02/28/25	$18,924	$33,008	$19,412
03/31/25	$17,579	$31,148	$18,035
04/30/25	$16,876	$30,937	$17,315
05/31/25	$17,347	$32,884	$17,804
06/30/25	$17,367	$34,556	$17,830
07/31/25	$16,280	$35,332	$16,717
08/31/25	$17,552	$36,048	$18,029
09/30/25	$16,834	$37,364	$17,296
10/31/25	$17,049	$38,239	$17,521
11/30/25	$19,003	$38,333	$19,536
12/31/25	$18,830	$38,356	$19,363
01/31/26	$18,484	$38,912	$19,012
02/28/26	$18,882	$38,616	$19,428
03/31/26	$16,741	$36,694	$17,228
04/30/26	$17,318	$40,544	$17,827
05/31/26	$16,995	$42,678	$17,499
06/30/26	$17,977	$42,271	$18,516

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XHE	3.51%	(8.17%)	6.04%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Health Care Equipment Select Industry Index	3.85%	(7.90%)	6.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$145,127,151
  Number of Portfolio Holdings71
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$509,500

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Health Care Equipment	76.7%
Health Care Supplies	23.2%

Top Ten Holdings

Table Summary
Holdings	%
Butterfly Network, Inc.	2.6%
QuidelOrtho Corp.	2.1%
Glaukos Corp.	1.9%
UFP Technologies, Inc.	1.9%
Axogen, Inc.	1.8%
Lantheus Holdings, Inc.	1.8%
Artivion, Inc.	1.8%
Envista Holdings Corp.	1.8%
Omnicell, Inc.	1.8%
Medline, Inc., Class A	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Equipment ETF to the State Street® SPDR® S&P® Health Care Equipment ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XHE

State Street® SPDR® S&P® Health Care Services ETF

XHS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Services ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Health Care Services ETF	$41	0.35%

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the reporting period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Health care services stocks delivered solid gains, supported by resilient demand and stable earnings growth, though the sector lagged the broader market amid stronger investor appetite for higher-growth opportunities.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XHS	S&P 500 Index	S&P Health Care Services Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,280	$10,369	$10,282
08/31/16	$9,590	$10,383	$9,593
09/30/16	$9,632	$10,385	$9,636
10/31/16	$8,806	$10,196	$8,810
11/30/16	$9,068	$10,573	$9,075
12/31/16	$9,179	$10,782	$9,189
01/31/17	$9,662	$10,987	$9,676
02/28/17	$10,240	$11,423	$10,258
03/31/17	$10,155	$11,436	$10,176
04/30/17	$10,260	$11,554	$10,284
05/31/17	$10,512	$11,716	$10,540
06/30/17	$11,269	$11,790	$11,303
07/31/17	$10,727	$12,032	$10,762
08/31/17	$10,584	$12,069	$10,621
09/30/17	$10,695	$12,318	$10,734
10/31/17	$10,354	$12,605	$10,393
11/30/17	$10,656	$12,992	$10,699
12/31/17	$10,751	$13,136	$10,798
01/31/18	$11,628	$13,888	$11,684
02/28/18	$11,168	$13,377	$11,224
03/31/18	$10,965	$13,037	$11,023
04/30/18	$11,401	$13,087	$11,466
05/31/18	$11,819	$13,402	$11,890
06/30/18	$12,155	$13,484	$12,232
07/31/18	$12,573	$13,986	$12,657
08/31/18	$13,366	$14,442	$13,460
09/30/18	$13,398	$14,524	$13,497
10/31/18	$12,545	$13,531	$12,639
11/30/18	$13,197	$13,807	$13,301
12/31/18	$11,031	$12,560	$11,123
01/31/19	$12,216	$13,567	$12,323
02/28/19	$12,037	$14,003	$12,145
03/31/19	$11,338	$14,275	$11,444
04/30/19	$11,247	$14,853	$11,355
05/31/19	$10,907	$13,909	$11,015
06/30/19	$11,719	$14,889	$11,840
07/31/19	$12,013	$15,103	$12,142
08/31/19	$11,269	$14,864	$11,391
09/30/19	$10,986	$15,142	$11,106
10/31/19	$11,402	$15,470	$11,531
11/30/19	$12,742	$16,031	$12,891
12/31/19	$13,098	$16,515	$13,257
01/31/20	$12,957	$16,509	$13,117
02/29/20	$12,150	$15,150	$12,302
03/31/20	$10,390	$13,279	$10,521
04/30/20	$11,525	$14,981	$11,672
05/31/20	$12,589	$15,694	$12,755
06/30/20	$12,267	$16,006	$12,432
07/31/20	$13,691	$16,909	$13,882
08/31/20	$14,038	$18,124	$14,239
09/30/20	$13,950	$17,436	$14,154
10/31/20	$14,152	$16,972	$14,363
11/30/20	$16,172	$18,830	$16,420
12/31/20	$17,464	$19,554	$17,739
01/31/21	$18,599	$19,356	$18,900
02/28/21	$18,355	$19,890	$18,656
03/31/21	$19,181	$20,761	$19,501
04/30/21	$19,845	$21,869	$20,169
05/31/21	$20,329	$22,022	$20,668
06/30/21	$20,661	$22,536	$21,011
07/31/21	$20,216	$23,071	$20,537
08/31/21	$20,102	$23,773	$20,427
09/30/21	$18,827	$22,667	$19,136
10/31/21	$19,166	$24,255	$19,487
11/30/21	$17,766	$24,087	$18,067
12/31/21	$19,180	$25,167	$19,513
01/31/22	$16,609	$23,864	$16,900
02/28/22	$17,169	$23,150	$17,475
03/31/22	$18,313	$24,009	$18,647
04/30/22	$15,803	$21,916	$16,092
05/31/22	$15,658	$21,956	$15,948
06/30/22	$14,895	$20,144	$15,164
07/31/22	$17,197	$22,001	$17,513
08/31/22	$16,789	$21,104	$17,102
09/30/22	$15,885	$19,160	$16,183
10/31/22	$16,629	$20,711	$16,947
11/30/22	$16,235	$21,869	$16,548
12/31/22	$15,371	$20,609	$15,673
01/31/23	$16,780	$21,904	$17,115
02/28/23	$16,497	$21,369	$16,805
03/31/23	$15,677	$22,154	$15,974
04/30/23	$16,236	$22,500	$16,540
05/31/23	$15,656	$22,598	$15,954
06/30/23	$16,996	$24,091	$17,325
07/31/23	$17,038	$24,865	$17,372
08/31/23	$16,152	$24,469	$16,473
09/30/23	$15,114	$23,302	$15,412
10/31/23	$14,405	$22,812	$14,692
11/30/23	$15,386	$24,895	$15,690
12/31/23	$16,158	$26,026	$16,484
01/31/24	$15,775	$26,464	$16,097
02/29/24	$16,406	$27,877	$16,746
03/31/24	$17,238	$28,774	$17,598
04/30/24	$16,066	$27,599	$16,403
05/31/24	$16,730	$28,967	$17,083
06/30/24	$16,375	$30,006	$16,725
07/31/24	$17,979	$30,372	$18,370
08/31/24	$18,004	$31,108	$18,397
09/30/24	$17,656	$31,773	$18,043
10/31/24	$16,820	$31,485	$17,191
11/30/24	$17,832	$33,333	$18,231
12/31/24	$16,458	$32,538	$16,826
01/31/25	$18,600	$33,444	$19,022
02/28/25	$17,806	$33,008	$18,215
03/31/25	$17,868	$31,148	$18,285
04/30/25	$17,464	$30,937	$17,876
05/31/25	$17,748	$32,884	$18,172
06/30/25	$18,167	$34,556	$18,607
07/31/25	$16,409	$35,332	$16,806
08/31/25	$18,149	$36,048	$18,594
09/30/25	$18,566	$37,364	$19,027
10/31/25	$18,755	$38,239	$19,227
11/30/25	$20,237	$38,333	$20,752
12/31/25	$19,542	$38,356	$20,046
01/31/26	$19,553	$38,912	$20,063
02/28/26	$19,824	$38,616	$20,346
03/31/26	$18,347	$36,694	$18,835
04/30/26	$20,111	$40,544	$20,653
05/31/26	$20,960	$42,678	$21,532
06/30/26	$24,144	$42,271	$24,813

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XHS	32.90%	3.16%	9.21%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Health Care Services Select Industry Index	33.35%	3.38%	9.51%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$154,397,885
  Number of Portfolio Holdings62
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid$308,817

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Health Care Services	49.4%
Health Care Facilities	26.2%
Managed Health Care	15.7%
Health Care Distributors	8.5%

Top Ten Holdings

Table Summary
Holdings	%
LifeStance Health Group, Inc.	2.2%
Hinge Health, Inc., Class A	2.2%
NeoGenomics, Inc.	2.1%
GeneDx Holdings Corp.	2.1%
Hims & Hers Health, Inc.	2.0%
PACS Group, Inc.	2.0%
Acadia Healthcare Co., Inc.	2.0%
Brookdale Senior Living, Inc.	2.0%
Astrana Health, Inc.	2.0%
Surgery Partners, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Services ETF to the State Street® SPDR® S&P® Health Care Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XHS

State Street® SPDR® S&P® Insurance ETF

KIE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Insurance ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Insurance ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the reporting period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Insurance stocks underperformed as investors rotated toward higher-growth sectors, while concerns around claims costs and catastrophe risk was a detractor of returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	KIE	S&P 500 Index	S&P Insurance Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,103	$10,369	$10,106
08/31/16	$10,523	$10,383	$10,530
09/30/16	$10,462	$10,385	$10,472
10/31/16	$10,486	$10,196	$10,499
11/30/16	$11,384	$10,573	$11,403
12/31/16	$11,760	$10,782	$11,786
01/31/17	$11,828	$10,987	$11,857
02/28/17	$12,387	$11,423	$12,422
03/31/17	$12,234	$11,436	$12,271
04/30/17	$12,308	$11,554	$12,348
05/31/17	$12,322	$11,716	$12,365
06/30/17	$12,592	$11,790	$12,639
07/31/17	$13,070	$12,032	$13,120
08/31/17	$12,633	$12,069	$12,684
09/30/17	$12,911	$12,318	$12,969
10/31/17	$13,205	$12,605	$13,270
11/30/17	$13,412	$12,992	$13,481
12/31/17	$13,278	$13,136	$13,352
01/31/18	$13,646	$13,888	$13,726
02/28/18	$13,165	$13,377	$13,246
03/31/18	$13,484	$13,037	$13,573
04/30/18	$13,414	$13,087	$13,506
05/31/18	$13,215	$13,402	$13,309
06/30/18	$13,005	$13,484	$13,101
07/31/18	$13,828	$13,986	$13,935
08/31/18	$13,983	$14,442	$14,097
09/30/18	$14,040	$14,524	$14,158
10/31/18	$13,148	$13,531	$13,259
11/30/18	$13,558	$13,807	$13,678
12/31/18	$12,496	$12,560	$12,608
01/31/19	$13,394	$13,567	$13,518
02/28/19	$13,941	$14,003	$14,076
03/31/19	$13,670	$14,275	$13,806
04/30/19	$14,699	$14,853	$14,851
05/31/19	$14,359	$13,909	$14,511
06/30/19	$15,107	$14,889	$15,272
07/31/19	$15,389	$15,103	$15,563
08/31/19	$14,971	$14,864	$15,144
09/30/19	$15,720	$15,142	$15,910
10/31/19	$15,340	$15,470	$15,529
11/30/19	$15,822	$16,031	$16,023
12/31/19	$15,887	$16,515	$16,094
01/31/20	$15,896	$16,509	$16,109
02/29/20	$14,235	$15,150	$14,426
03/31/20	$11,247	$13,279	$11,404
04/30/20	$11,755	$14,981	$11,923
05/31/20	$12,217	$15,694	$12,397
06/30/20	$12,389	$16,006	$12,573
07/31/20	$12,915	$16,909	$13,112
08/31/20	$13,348	$18,124	$13,556
09/30/20	$12,761	$17,436	$12,959
10/31/20	$12,930	$16,972	$13,134
11/30/20	$14,803	$18,830	$15,045
12/31/20	$15,387	$19,554	$15,645
01/31/21	$14,741	$19,356	$14,992
02/28/21	$16,018	$19,890	$16,297
03/31/21	$16,853	$20,761	$17,153
04/30/21	$18,078	$21,869	$18,406
05/31/21	$18,316	$22,022	$18,654
06/30/21	$17,845	$22,536	$18,178
07/31/21	$17,636	$23,071	$17,971
08/31/21	$18,339	$23,773	$18,694
09/30/21	$17,564	$22,667	$17,906
10/31/21	$18,744	$24,255	$19,118
11/30/21	$17,780	$24,087	$18,136
12/31/21	$18,875	$25,167	$19,264
01/31/22	$18,716	$23,864	$19,107
02/28/22	$18,696	$23,150	$19,092
03/31/22	$19,710	$24,009	$20,138
04/30/22	$18,269	$21,916	$18,668
05/31/22	$18,810	$21,956	$19,229
06/30/22	$17,844	$20,144	$18,249
07/31/22	$17,963	$22,001	$18,375
08/31/22	$17,947	$21,104	$18,363
09/30/22	$17,110	$19,160	$17,508
10/31/22	$19,583	$20,711	$20,049
11/30/22	$20,191	$21,869	$20,679
12/31/22	$19,523	$20,609	$20,001
01/31/23	$20,714	$21,904	$21,227
02/28/23	$20,642	$21,369	$21,160
03/31/23	$18,848	$22,154	$19,324
04/30/23	$19,350	$22,500	$19,844
05/31/23	$18,257	$22,598	$18,727
06/30/23	$19,630	$24,091	$20,143
07/31/23	$20,412	$24,865	$20,952
08/31/23	$20,426	$24,469	$20,973
09/30/23	$20,501	$23,302	$21,057
10/31/23	$20,583	$22,812	$21,148
11/30/23	$21,811	$24,895	$22,418
12/31/23	$21,893	$26,026	$22,509
01/31/24	$23,019	$26,464	$23,675
02/29/24	$24,100	$27,877	$24,796
03/31/24	$25,340	$28,774	$26,083
04/30/24	$23,613	$27,599	$24,311
05/31/24	$24,902	$28,967	$25,646
06/30/24	$24,346	$30,006	$25,080
07/31/24	$26,454	$30,372	$27,261
08/31/24	$27,575	$31,108	$28,427
09/30/24	$27,764	$31,773	$28,631
10/31/24	$27,440	$31,485	$28,305
11/30/24	$30,311	$33,333	$31,278
12/31/24	$27,806	$32,538	$28,699
01/31/25	$28,429	$33,444	$29,353
02/28/25	$29,566	$33,008	$30,531
03/31/25	$29,935	$31,148	$30,924
04/30/25	$28,289	$30,937	$29,230
05/31/25	$29,249	$32,884	$30,231
06/30/25	$29,614	$34,556	$30,618
07/31/25	$28,063	$35,332	$29,020
08/31/25	$29,199	$36,048	$30,205
09/30/25	$29,501	$37,364	$30,522
10/31/25	$28,054	$38,239	$29,031
11/30/25	$29,827	$38,333	$30,878
12/31/25	$30,049	$38,356	$31,119
01/31/26	$29,210	$38,912	$30,259
02/28/26	$29,067	$38,616	$30,119
03/31/26	$27,625	$36,694	$28,632
04/30/26	$28,784	$40,544	$29,843
05/31/26	$27,727	$42,678	$28,754
06/30/26	$30,751	$42,271	$31,909

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
KIE	3.84%	11.50%	11.89%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Insurance Select Industry Index	4.22%	11.91%	12.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$466,590,547
  Number of Portfolio Holdings55
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$2,108,755

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Property & Casualty Insurance	57.0%
Life & Health Insurance	21.9%
Insurance Brokers	13.5%
Reinsurance	7.5%

Top Ten Holdings

Table Summary
Holdings	%
Baldwin Insurance Group, Inc.	2.5%
Skyward Specialty Insurance Group, Inc.	2.1%
Lemonade, Inc.	2.1%
Palomar Holdings, Inc.	2.0%
Cincinnati Financial Corp.	2.0%
Globe Life, Inc.	2.0%
RLI Corp.	2.0%
Kemper Corp.	2.0%
Ryan Specialty Holdings, Inc.	2.0%
Travelers Cos., Inc.	2.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Insurance ETF to the State Street® SPDR® S&P® Insurance ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KIE

State Street® SPDR® S&P® Metals & Mining ETF

XME

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Metals & Mining ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Metals & Mining ETF	$45	0.35%

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Metals and mining stocks were supported by strong demand expectations for industrial and infrastructure-related commodities, along with rising investor optimism around global growth and long-term resource needs.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XME	S&P 500 Index	S&P Metals & Mining Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$11,912	$10,369	$11,916
08/31/16	$10,543	$10,383	$10,547
09/30/16	$10,920	$10,385	$10,931
10/31/16	$10,473	$10,196	$10,485
11/30/16	$12,817	$10,573	$12,836
12/31/16	$12,550	$10,782	$12,573
01/31/17	$13,758	$10,987	$13,787
02/28/17	$13,339	$11,423	$13,370
03/31/17	$12,556	$11,436	$12,588
04/30/17	$12,312	$11,554	$12,344
05/31/17	$11,938	$11,716	$11,972
06/30/17	$12,393	$11,790	$12,432
07/31/17	$13,007	$12,032	$13,052
08/31/17	$13,409	$12,069	$13,459
09/30/17	$13,328	$12,318	$13,383
10/31/17	$13,124	$12,605	$13,182
11/30/17	$13,229	$12,992	$13,291
12/31/17	$15,078	$13,136	$15,166
01/31/18	$15,418	$13,888	$15,512
02/28/18	$15,056	$13,377	$15,152
03/31/18	$14,235	$13,037	$14,315
04/30/18	$14,617	$13,087	$14,704
05/31/18	$15,663	$13,402	$15,763
06/30/18	$14,997	$13,484	$15,095
07/31/18	$15,190	$13,986	$15,292
08/31/18	$14,347	$14,442	$14,445
09/30/18	$14,465	$14,524	$14,567
10/31/18	$12,962	$13,531	$13,055
11/30/18	$12,283	$13,807	$12,372
12/31/18	$11,133	$12,560	$11,215
01/31/19	$13,033	$13,567	$13,137
02/28/19	$13,136	$14,003	$13,243
03/31/19	$12,681	$14,275	$12,791
04/30/19	$12,303	$14,853	$12,411
05/31/19	$10,416	$13,909	$10,506
06/30/19	$12,260	$14,889	$12,375
07/31/19	$12,084	$15,103	$12,199
08/31/19	$11,018	$14,864	$11,124
09/30/19	$11,037	$15,142	$11,146
10/31/19	$11,396	$15,470	$11,511
11/30/19	$11,972	$16,031	$12,096
12/31/19	$12,738	$16,515	$12,878
01/31/20	$10,836	$16,509	$10,953
02/29/20	$9,646	$15,150	$9,751
03/31/20	$7,073	$13,279	$7,150
04/30/20	$8,451	$14,981	$8,548
05/31/20	$9,118	$15,694	$9,225
06/30/20	$9,320	$16,006	$9,434
07/31/20	$10,055	$16,909	$10,182
08/31/20	$10,890	$18,124	$11,032
09/30/20	$10,239	$17,436	$10,373
10/31/20	$10,755	$16,972	$10,898
11/30/20	$12,904	$18,830	$13,085
12/31/20	$14,778	$19,554	$14,995
01/31/21	$14,301	$19,356	$14,514
02/28/21	$15,861	$19,890	$16,104
03/31/21	$17,660	$20,761	$17,939
04/30/21	$17,949	$21,869	$18,238
05/31/21	$20,570	$22,022	$20,913
06/30/21	$19,094	$22,536	$19,419
07/31/21	$19,943	$23,071	$20,289
08/31/21	$19,655	$23,773	$20,002
09/30/21	$18,536	$22,667	$18,869
10/31/21	$19,393	$24,255	$19,747
11/30/21	$18,305	$24,087	$18,642
12/31/21	$19,939	$25,167	$20,315
01/31/22	$18,603	$23,864	$18,957
02/28/22	$23,458	$23,150	$23,918
03/31/22	$27,335	$24,009	$27,888
04/30/22	$25,049	$21,916	$25,561
05/31/22	$23,898	$21,956	$24,390
06/30/22	$19,452	$20,144	$19,847
07/31/22	$21,613	$22,001	$22,059
08/31/22	$21,998	$21,104	$22,456
09/30/22	$19,110	$19,160	$19,504
10/31/22	$21,803	$20,711	$22,264
11/30/22	$24,268	$21,869	$24,794
12/31/22	$22,559	$20,609	$23,050
01/31/23	$25,872	$21,904	$26,445
02/28/23	$25,454	$21,369	$26,024
03/31/23	$24,157	$22,154	$24,702
04/30/23	$22,457	$22,500	$22,968
05/31/23	$20,232	$22,598	$20,696
06/30/23	$23,167	$24,091	$23,710
07/31/23	$24,572	$24,865	$25,150
08/31/23	$23,756	$24,469	$24,321
09/30/23	$24,007	$23,302	$24,584
10/31/23	$22,636	$22,812	$23,185
11/30/23	$25,038	$24,895	$25,656
12/31/23	$27,412	$26,026	$28,103
01/31/24	$26,209	$26,464	$26,875
02/29/24	$25,905	$27,877	$26,570
03/31/24	$27,665	$28,774	$28,387
04/30/24	$27,223	$27,599	$27,941
05/31/24	$29,581	$28,967	$30,372
06/30/24	$27,296	$30,006	$28,030
07/31/24	$29,164	$30,372	$29,958
08/31/24	$27,534	$31,108	$28,290
09/30/24	$29,338	$31,773	$30,157
10/31/24	$29,284	$31,485	$30,109
11/30/24	$31,641	$33,333	$32,544
12/31/24	$26,164	$32,538	$26,912
01/31/25	$27,333	$33,444	$28,124
02/28/25	$26,786	$33,008	$27,566
03/31/25	$25,840	$31,148	$26,602
04/30/25	$26,020	$30,937	$26,795
05/31/25	$27,738	$32,884	$28,574
06/30/25	$31,062	$34,556	$32,005
07/31/25	$33,881	$35,332	$34,922
08/31/25	$38,040	$36,048	$39,223
09/30/25	$43,115	$37,364	$44,470
10/31/25	$44,709	$38,239	$46,123
11/30/25	$44,904	$38,333	$46,335
12/31/25	$48,021	$38,356	$49,570
01/31/26	$55,034	$38,912	$56,827
02/28/26	$55,288	$38,616	$57,086
03/31/26	$50,042	$36,694	$51,684
04/30/26	$55,054	$40,544	$56,880
05/31/26	$58,036	$42,678	$59,980
06/30/26	$49,599	$42,271	$51,270

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XME	59.68%	21.04%	17.37%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Metals & Mining Select Industry Index	60.19%	21.43%	17.76%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,372,652,800
  Number of Portfolio Holdings41
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$12,832,485

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Steel	26.8%
Diversified Metals & Mining	18.6%
Gold	18.1%
Coal & Consumable Fuels	17.5%
Aluminum	9.6%
Silver	4.6%
Copper	4.3%
Application Software	0.5%

Top Ten Holdings

Table Summary
Holdings	%
Uranium Energy Corp.	4.8%
Hecla Mining Co.	4.6%
Centrus Energy Corp., Class A	4.6%
USA Rare Earth, Inc.	4.5%
Coeur Mining, Inc.	4.5%
MP Materials Corp.	4.4%
Freeport-McMoRan, Inc.	4.3%
Royal Gold, Inc.	4.3%
Newmont Corp.	4.2%
Materion Corp.	4.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Metals & Mining ETF to the State Street® SPDR® S&P® Metals & Mining ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XME

State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF

XES

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF	$49	0.35%

How did the Fund perform last year and what affected its performance?

The Fund had a standout year. A February 2026 U.S.–Israeli strike on Iran drove Brent up roughly 77% quarter-over-quarter in first quarter of 2026, disrupted straight of Hormuz shipping, and reignited concerns about supply. On top of that, natural-gas-linked infrastructure names benefited from surging power demand tied to A.I. data centers, an unusual dual tailwind for the space. On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Liberty Energy, Inc., Solaris Energy Infrastructure, Inc., and Helmerich & Payne, Inc.. The top negative contributors to the Fund’s performance during the reporting period were Oil States International, Inc., Forum Energy Technologies, Inc., and Flowco Holdings, Inc..

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XES	S&P 500 Index	S&P Oil & Gas Equipment & Services Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,443	$10,369	$9,445
08/31/16	$9,358	$10,383	$9,362
09/30/16	$10,170	$10,385	$10,179
10/31/16	$9,435	$10,196	$9,444
11/30/16	$11,328	$10,573	$11,346
12/31/16	$11,948	$10,782	$11,972
01/31/17	$12,021	$10,987	$12,048
02/28/17	$11,462	$11,423	$11,490
03/31/17	$10,762	$11,436	$10,790
04/30/17	$9,504	$11,554	$9,529
05/31/17	$8,612	$11,716	$8,636
06/30/17	$8,312	$11,790	$8,336
07/31/17	$8,228	$12,032	$8,254
08/31/17	$7,239	$12,069	$7,256
09/30/17	$8,999	$12,318	$9,033
10/31/17	$8,373	$12,605	$8,404
11/30/17	$8,604	$12,992	$8,634
12/31/17	$9,325	$13,136	$9,359
01/31/18	$9,532	$13,888	$9,568
02/28/18	$7,984	$13,377	$8,013
03/31/18	$7,946	$13,037	$7,977
04/30/18	$9,297	$13,087	$9,336
05/31/18	$9,428	$13,402	$9,467
06/30/18	$9,266	$13,484	$9,306
07/31/18	$9,318	$13,986	$9,360
08/31/18	$8,871	$14,442	$8,913
09/30/18	$9,138	$14,524	$9,185
10/31/18	$7,424	$13,531	$7,462
11/30/18	$6,485	$13,807	$6,517
12/31/18	$4,936	$12,560	$4,959
01/31/19	$6,002	$13,567	$6,032
02/28/19	$6,235	$14,003	$6,269
03/31/19	$6,336	$14,275	$6,374
04/30/19	$6,129	$14,853	$6,167
05/31/19	$4,741	$13,909	$4,770
06/30/19	$5,301	$14,889	$5,337
07/31/19	$5,085	$15,103	$5,121
08/31/19	$3,960	$14,864	$3,987
09/30/19	$4,006	$15,142	$4,034
10/31/19	$3,699	$15,470	$3,725
11/30/19	$3,780	$16,031	$3,806
12/31/19	$4,499	$16,515	$4,530
01/31/20	$3,627	$16,509	$3,652
02/29/20	$2,985	$15,150	$3,005
03/31/20	$1,280	$13,279	$1,286
04/30/20	$1,646	$14,981	$1,656
05/31/20	$1,823	$15,694	$1,834
06/30/20	$1,871	$16,006	$1,884
07/31/20	$1,928	$16,909	$1,941
08/31/20	$1,949	$18,124	$1,962
09/30/20	$1,583	$17,436	$1,593
10/31/20	$1,550	$16,972	$1,560
11/30/20	$2,212	$18,830	$2,229
12/31/20	$2,544	$19,554	$2,564
01/31/21	$2,740	$19,356	$2,764
02/28/21	$3,270	$19,890	$3,300
03/31/21	$3,062	$20,761	$3,088
04/30/21	$2,903	$21,869	$2,929
05/31/21	$3,371	$22,022	$3,401
06/30/21	$3,566	$22,536	$3,594
07/31/21	$3,048	$23,071	$3,073
08/31/21	$2,965	$23,773	$2,990
09/30/21	$3,135	$22,667	$3,163
10/31/21	$3,294	$24,255	$3,324
11/30/21	$2,774	$24,087	$2,800
12/31/21	$2,851	$25,167	$2,878
01/31/22	$3,351	$23,864	$3,385
02/28/22	$3,707	$23,150	$3,746
03/31/22	$4,333	$24,009	$4,380
04/30/22	$4,056	$21,916	$4,101
05/31/22	$4,436	$21,956	$4,487
06/30/22	$3,452	$20,144	$3,491
07/31/22	$3,697	$22,001	$3,740
08/31/22	$3,635	$21,104	$3,679
09/30/22	$3,190	$19,160	$3,229
10/31/22	$4,540	$20,711	$4,597
11/30/22	$4,556	$21,869	$4,615
12/31/22	$4,617	$20,609	$4,678
01/31/23	$5,076	$21,904	$5,144
02/28/23	$4,945	$21,369	$5,012
03/31/23	$4,365	$22,154	$4,425
04/30/23	$4,278	$22,500	$4,337
05/31/23	$3,891	$22,598	$3,946
06/30/23	$4,540	$24,091	$4,607
07/31/23	$5,485	$24,865	$5,567
08/31/23	$5,403	$24,469	$5,485
09/30/23	$5,572	$23,302	$5,659
10/31/23	$5,089	$22,812	$5,169
11/30/23	$4,864	$24,895	$4,941
12/31/23	$4,929	$26,026	$5,009
01/31/24	$4,759	$26,464	$4,838
02/29/24	$4,786	$27,877	$4,866
03/31/24	$5,447	$28,774	$5,542
04/30/24	$5,174	$27,599	$5,266
05/31/24	$5,482	$28,967	$5,581
06/30/24	$5,332	$30,006	$5,430
07/31/24	$5,766	$30,372	$5,874
08/31/24	$5,079	$31,108	$5,176
09/30/24	$4,758	$31,773	$4,850
10/31/24	$4,558	$31,485	$4,647
11/30/24	$5,036	$33,333	$5,134
12/31/24	$4,660	$32,538	$4,751
01/31/25	$4,720	$33,444	$4,815
02/28/25	$4,390	$33,008	$4,479
03/31/25	$4,235	$31,148	$4,322
04/30/25	$3,404	$30,937	$3,474
05/31/25	$3,560	$32,884	$3,634
06/30/25	$3,784	$34,556	$3,862
07/31/25	$3,987	$35,332	$4,070
08/31/25	$4,216	$36,048	$4,303
09/30/25	$4,334	$37,364	$4,427
10/31/25	$4,857	$38,239	$4,963
11/30/25	$4,863	$38,333	$4,970
12/31/25	$4,929	$38,356	$5,038
01/31/26	$5,948	$38,912	$6,083
02/28/26	$6,795	$38,616	$6,951
03/31/26	$7,025	$36,694	$7,192
04/30/26	$7,832	$40,544	$8,020
05/31/26	$7,276	$42,678	$7,452
06/30/26	$6,793	$42,271	$6,957

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XES	79.53%	13.76%	(3.79%)
S&P 500 Index	22.32%	13.41%	15.51%
S&P Oil & Gas Equipment & Services Select Industry Index	80.13%	14.12%	(3.56%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$439,240,533
  Number of Portfolio Holdings36
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$1,149,329

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Oil & Gas Equipment & Services	77.7%
Oil & Gas Drilling	22.2%

Top Ten Holdings

Table Summary
Holdings	%
Solaris Energy Infrastructure, Inc.	4.7%
Archrock, Inc.	4.6%
Kodiak Gas Services, Inc.	4.5%
Select Water Solutions, Inc.	4.3%
Oceaneering International, Inc.	4.1%
TechnipFMC PLC	3.8%
Liberty Energy, Inc.	3.7%
Tidewater, Inc.	3.6%
Cactus, Inc., Class A	3.5%
Baker Hughes Co.	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Equipment & Services ETF to the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XES

State Street® SPDR® S&P® Retail ETF

XRT

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Retail ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Retail ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

For the twelve-month period ended June 30, 2026, performance of the Fund was influenced by a combination of resilient consumer spending, evolving trade policy, and company-specific earnings trends across the retail sector. Early in the period, retail stocks benefited from solid consumer demand and a healthy labor market, while some discretionary spending categories experienced strength as consumers accelerated purchases ahead of anticipated tariff increases. Tariff announcements and concerns regarding higher merchandise costs later contributed to increased volatility, particularly among apparel, footwear, and import-dependent retailers, as investors weighed the potential impact on margins and consumer purchasing power. Despite these headwinds, many retailers demonstrated strong execution through inventory management, pricing initiatives, and continued growth in e-commerce and omnichannel capabilities. Market leadership generally favored companies with strong brand positioning, scale advantages, and exposure to value-oriented consumers, while retailers facing margin pressure or weaker discretionary demand experienced more challenging performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XRT	S&P 500 Index	S&P Retail Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,745	$10,369	$10,748
08/31/16	$10,594	$10,383	$10,598
09/30/16	$10,413	$10,385	$10,418
10/31/16	$10,093	$10,196	$10,095
11/30/16	$10,919	$10,573	$10,925
12/31/16	$10,579	$10,782	$10,585
01/31/17	$10,367	$10,987	$10,375
02/28/17	$10,312	$11,423	$10,321
03/31/17	$10,171	$11,436	$10,181
04/30/17	$10,341	$11,554	$10,349
05/31/17	$9,801	$11,716	$9,807
06/30/17	$9,841	$11,790	$9,842
07/31/17	$9,940	$12,032	$9,941
08/31/17	$9,474	$12,069	$9,473
09/30/17	$10,151	$12,318	$10,152
10/31/17	$9,597	$12,605	$9,598
11/30/17	$10,622	$12,992	$10,625
12/31/17	$11,018	$13,136	$11,025
01/31/18	$11,514	$13,888	$11,524
02/28/18	$11,036	$13,377	$11,047
03/31/18	$10,834	$13,037	$10,846
04/30/18	$11,047	$13,087	$11,061
05/31/18	$11,333	$13,402	$11,351
06/30/18	$11,915	$13,484	$11,938
07/31/18	$12,169	$13,986	$12,195
08/31/18	$12,765	$14,442	$12,795
09/30/18	$12,569	$14,524	$12,601
10/31/18	$11,609	$13,531	$11,637
11/30/18	$11,399	$13,807	$11,427
12/31/18	$10,133	$12,560	$10,157
01/31/19	$10,918	$13,567	$10,948
02/28/19	$11,335	$14,003	$11,368
03/31/19	$11,158	$14,275	$11,193
04/30/19	$11,330	$14,853	$11,367
05/31/19	$9,922	$13,909	$9,954
06/30/19	$10,564	$14,889	$10,600
07/31/19	$10,615	$15,103	$10,651
08/31/19	$9,901	$14,864	$9,932
09/30/19	$10,616	$15,142	$10,652
10/31/19	$10,779	$15,470	$10,814
11/30/19	$11,176	$16,031	$11,212
12/31/19	$11,564	$16,515	$11,576
01/31/20	$10,819	$16,509	$10,828
02/29/20	$10,122	$15,150	$10,129
03/31/20	$7,525	$13,279	$7,521
04/30/20	$9,276	$14,981	$9,270
05/31/20	$10,315	$15,694	$10,308
06/30/20	$10,853	$16,006	$10,849
07/31/20	$11,992	$16,909	$11,987
08/31/20	$13,124	$18,124	$13,123
09/30/20	$12,601	$17,436	$12,600
10/31/20	$12,657	$16,972	$12,650
11/30/20	$15,263	$18,830	$15,261
12/31/20	$16,387	$19,554	$16,394
01/31/21	$22,370	$19,356	$22,373
02/28/21	$20,208	$19,890	$20,213
03/31/21	$22,733	$20,761	$22,745
04/30/21	$23,706	$21,869	$23,718
05/31/21	$23,864	$22,022	$23,878
06/30/21	$24,846	$22,536	$24,868
07/31/21	$24,369	$23,071	$24,396
08/31/21	$24,534	$23,773	$24,567
09/30/21	$23,146	$22,667	$23,183
10/31/21	$24,137	$24,255	$24,184
11/30/21	$24,052	$24,087	$24,103
12/31/21	$23,380	$25,167	$23,439
01/31/22	$21,150	$23,864	$21,204
02/28/22	$19,991	$23,150	$20,042
03/31/22	$19,575	$24,009	$19,625
04/30/22	$18,205	$21,916	$18,250
05/31/22	$17,150	$21,956	$17,194
06/30/22	$15,151	$20,144	$15,192
07/31/22	$16,559	$22,001	$16,598
08/31/22	$16,514	$21,104	$16,545
09/30/22	$14,792	$19,160	$14,815
10/31/22	$16,436	$20,711	$16,470
11/30/22	$17,635	$21,869	$17,676
12/31/22	$15,976	$20,609	$16,005
01/31/23	$18,554	$21,904	$18,594
02/28/23	$17,570	$21,369	$17,599
03/31/23	$16,825	$22,154	$16,835
04/30/23	$16,294	$22,500	$16,287
05/31/23	$15,082	$22,598	$15,072
06/30/23	$16,995	$24,091	$16,991
07/31/23	$18,061	$24,865	$18,063
08/31/23	$17,140	$24,469	$17,146
09/30/23	$16,262	$23,302	$16,269
10/31/23	$15,686	$22,812	$15,692
11/30/23	$17,269	$24,895	$17,282
12/31/23	$19,425	$26,026	$19,451
01/31/24	$18,420	$26,464	$18,448
02/29/24	$20,545	$27,877	$20,584
03/31/24	$21,250	$28,774	$21,297
04/30/24	$19,319	$27,599	$19,364
05/31/24	$20,832	$28,967	$20,887
06/30/24	$20,290	$30,006	$20,349
07/31/24	$21,226	$30,372	$21,294
08/31/24	$20,632	$31,108	$20,704
09/30/24	$21,043	$31,773	$21,124
10/31/24	$20,287	$31,485	$20,369
11/30/24	$22,413	$33,333	$22,510
12/31/24	$21,710	$32,538	$21,810
01/31/25	$21,901	$33,444	$22,010
02/28/25	$20,221	$33,008	$20,324
03/31/25	$18,885	$31,148	$18,989
04/30/25	$18,779	$30,937	$18,885
05/31/25	$20,750	$32,884	$20,874
06/30/25	$21,133	$34,556	$21,265
07/31/25	$21,525	$35,332	$21,668
08/31/25	$23,086	$36,048	$23,246
09/30/25	$23,654	$37,364	$23,782
10/31/25	$22,237	$38,239	$22,363
11/30/25	$23,148	$38,333	$23,286
12/31/25	$23,453	$38,356	$23,600
01/31/26	$23,750	$38,912	$23,904
02/28/26	$23,929	$38,616	$24,091
03/31/26	$22,173	$36,694	$22,330
04/30/26	$23,659	$40,544	$23,834
05/31/26	$23,155	$42,678	$23,332
06/30/26	$24,223	$42,271	$24,418

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XRT	14.62%	(0.51%)	9.25%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Retail Select Industry Index	14.83%	(0.36%)	9.34%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$403,292,439
  Number of Portfolio Holdings77
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$1,545,639

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Automotive Retail	21.4%
Other Specialty Retail	21.0%
Apparel Retail	19.9%
Broadline Retail	14.9%
Food Retail	10.4%
Consumer Staples Merchandise Retail	9.6%
Computer & Electronics Retail	2.7%

Top Ten Holdings

Table Summary
Holdings	%
Groupon, Inc.	1.8%
RealReal, Inc.	1.7%
Bath & Body Works, Inc.	1.7%
Warby Parker, Inc., Class A	1.6%
Upbound Group, Inc.	1.6%
Maplebear, Inc.	1.6%
Coupang, Inc.	1.6%
Revolve Group, Inc.	1.5%
Victoria's Secret & Co.	1.5%
MarineMax, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Retail ETF to the State Street® SPDR® S&P® Retail ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XRT

State Street® SPDR® S&P® Semiconductor ETF

XSD

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Semiconductor ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Semiconductor ETF	$60	0.35%

How did the Fund perform last year and what affected its performance?

The global semiconductor industry experienced a historic 12-month period through June 30, 2026, driven by an unprecedented A.I. infrastructure supercycle. Total market revenue surged past $1 trillion, supported by three consecutive quarters of record-breaking, double-digit revenue growth. Companies like Nvidia, the undisputed leader in A.I. processors, continued to see massive demand, though parts of A.I. infrastructure (such as advanced packaging and networking components) also became primary drivers of market performance.  While logic chips captured the headlines, the memory market engineered a staggering recovery.  Although segments dependent on mature nodes, such as consumer electronics, smartphones, and standard automotive chips, experienced softer demand, the power semiconductor segment proved to be a notable exception in the automotive world. Driven by the transition to silicon carbide (SiC) in electric vehicles, compound semiconductors maintained robust momentum.  Semiconductors now represent nearly one-fifth of the S&P 500, an unprecedented level of index representation that highlights the sector's pivotal role in the modern global economy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XSD	S&P 500 Index	S&P Semiconductor Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$11,215	$10,369	$11,221
08/31/16	$11,567	$10,383	$11,577
09/30/16	$11,976	$10,385	$11,989
10/31/16	$11,473	$10,196	$11,486
11/30/16	$12,370	$10,573	$12,390
12/31/16	$12,656	$10,782	$12,683
01/31/17	$13,141	$10,987	$13,171
02/28/17	$13,486	$11,423	$13,521
03/31/17	$13,638	$11,436	$13,675
04/30/17	$13,417	$11,554	$13,455
05/31/17	$14,581	$11,716	$14,628
06/30/17	$13,967	$11,790	$14,015
07/31/17	$14,719	$12,032	$14,773
08/31/17	$14,461	$12,069	$14,517
09/30/17	$14,865	$12,318	$14,927
10/31/17	$16,055	$12,605	$16,128
11/30/17	$16,132	$12,992	$16,208
12/31/17	$15,850	$13,136	$15,927
01/31/18	$16,678	$13,888	$16,761
02/28/18	$16,177	$13,377	$16,256
03/31/18	$15,928	$13,037	$16,004
04/30/18	$15,260	$13,087	$15,329
05/31/18	$17,002	$13,402	$17,079
06/30/18	$16,486	$13,484	$16,552
07/31/18	$16,981	$13,986	$17,044
08/31/18	$17,978	$14,442	$18,043
09/30/18	$17,360	$14,524	$17,421
10/31/18	$15,395	$13,531	$15,446
11/30/18	$16,185	$13,807	$16,236
12/31/18	$14,857	$12,560	$14,904
01/31/19	$16,451	$13,567	$16,509
02/28/19	$18,068	$14,003	$18,138
03/31/19	$18,038	$14,275	$18,113
04/30/19	$19,906	$14,853	$19,995
05/31/19	$16,917	$13,909	$16,993
06/30/19	$19,430	$14,889	$19,530
07/31/19	$21,089	$15,103	$21,205
08/31/19	$20,271	$14,864	$20,387
09/30/19	$20,714	$15,142	$20,840
10/31/19	$21,632	$15,470	$21,769
11/30/19	$22,537	$16,031	$22,686
12/31/19	$24,454	$16,515	$24,626
01/31/20	$23,566	$16,509	$23,737
02/29/20	$22,035	$15,150	$22,198
03/31/20	$19,406	$13,279	$19,554
04/30/20	$23,033	$14,981	$23,217
05/31/20	$24,809	$15,694	$25,016
06/30/20	$25,925	$16,006	$26,149
07/31/20	$28,201	$16,909	$28,456
08/31/20	$29,311	$18,124	$29,592
09/30/20	$29,103	$17,436	$29,389
10/31/20	$30,686	$16,972	$30,997
11/30/20	$36,439	$18,830	$36,821
12/31/20	$39,551	$19,554	$39,981
01/31/21	$41,621	$19,356	$42,089
02/28/21	$43,189	$19,890	$43,687
03/31/21	$42,351	$20,761	$42,855
04/30/21	$40,993	$21,869	$41,493
05/31/21	$41,426	$22,022	$41,944
06/30/21	$44,587	$22,536	$45,166
07/31/21	$44,282	$23,071	$44,868
08/31/21	$46,966	$23,773	$47,603
09/30/21	$45,886	$22,667	$46,510
10/31/21	$51,317	$24,255	$52,032
11/30/21	$55,205	$24,087	$55,990
12/31/21	$56,381	$25,167	$57,208
01/31/22	$47,473	$23,864	$48,176
02/28/22	$47,930	$23,150	$48,650
03/31/22	$48,137	$24,009	$48,880
04/30/22	$39,914	$21,916	$40,527
05/31/22	$42,410	$21,956	$43,060
06/30/22	$35,286	$20,144	$35,811
07/31/22	$42,406	$22,001	$43,054
08/31/22	$39,759	$21,104	$40,373
09/30/22	$35,398	$19,160	$35,948
10/31/22	$36,529	$20,711	$37,109
11/30/22	$43,279	$21,869	$43,990
12/31/22	$38,998	$20,609	$39,641
01/31/23	$45,720	$21,904	$46,487
02/28/23	$46,199	$21,369	$46,984
03/31/23	$48,655	$22,154	$49,500
04/30/23	$41,599	$22,500	$42,328
05/31/23	$47,535	$22,598	$48,388
06/30/23	$51,659	$24,091	$52,606
07/31/23	$53,462	$24,865	$54,458
08/31/23	$49,778	$24,469	$50,719
09/30/23	$45,780	$23,302	$46,654
10/31/23	$39,651	$22,812	$40,413
11/30/23	$46,580	$24,895	$47,498
12/31/23	$52,583	$26,026	$53,646
01/31/24	$49,248	$26,464	$50,256
02/29/24	$52,311	$27,877	$53,398
03/31/24	$54,355	$28,774	$55,507
04/30/24	$52,516	$27,599	$53,640
05/31/24	$57,536	$28,967	$58,787
06/30/24	$57,917	$30,006	$59,193
07/31/24	$56,712	$30,372	$57,977
08/31/24	$56,308	$31,108	$57,582
09/30/24	$56,311	$31,773	$57,604
10/31/24	$53,795	$31,485	$55,044
11/30/24	$58,079	$33,333	$59,447
12/31/24	$58,249	$32,538	$59,638
01/31/25	$58,343	$33,444	$59,750
02/28/25	$53,085	$33,008	$54,374
03/31/25	$47,123	$31,148	$48,273
04/30/25	$45,332	$30,937	$46,442
05/31/25	$51,957	$32,884	$53,235
06/30/25	$60,284	$34,556	$61,796
07/31/25	$62,333	$35,332	$63,914
08/31/25	$67,146	$36,048	$68,873
09/30/25	$74,989	$37,364	$76,952
10/31/25	$82,807	$38,239	$85,001
11/30/25	$75,511	$38,333	$77,531
12/31/25	$75,565	$38,356	$77,608
01/31/26	$81,425	$38,912	$83,655
02/28/26	$82,558	$38,616	$84,840
03/31/26	$76,772	$36,694	$78,908
04/30/26	$114,730	$40,544	$117,969
05/31/26	$144,031	$42,678	$148,136
06/30/26	$146,684	$42,271	$150,894

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XSD	143.32%	26.89%	30.81%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Semiconductor Select Industry Index	144.18%	27.28%	31.18%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,476,088,958
  Number of Portfolio Holdings49
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$6,618,990

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Semiconductors	99.9%

Top Ten Holdings

Table Summary
Holdings	%
MaxLinear, Inc.	3.8%
Allegro MicroSystems, Inc.	3.3%
Astera Labs, Inc.	3.1%
Ambarella, Inc.	2.9%
Intel Corp.	2.8%
Penguin Solutions, Inc.	2.7%
Micron Technology, Inc.	2.7%
Advanced Micro Devices, Inc.	2.7%
T1 Energy, Inc.	2.6%
Marvell Technology, Inc.	2.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Semiconductor ETF to the State Street® SPDR® S&P® Semiconductor ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XSD

State Street® SPDR® S&P® Software & Services ETF

XSW

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Software & Services ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Software & Services ETF	$33	0.35%

How did the Fund perform last year and what affected its performance?

It was a bumpy year for the Fund. Investors spent most of the period wrestling with two big questions which may have impacted the Fund's performance: whether generative-A.I. would help or hurt traditional software revenues, and whether the U.S. Federal Reserve would actually cut rates. A February 2026 flare-up in the Middle East pushed Brent oil sharply higher and lifted Treasury yields, which hit long-duration growth names especially hard in first quarter of 2026, before software began to stabilize into the summer as A.I.-driven revenue proof points emerged. On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Cipher Digital, Inc., Hut 8 Corp., and TeraWulf, Inc.. The top negative contributors to the Fund’s performance during the reporting period were Strategy, Inc., Domo, Inc., and Kyndryl Holdings, Inc..

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XSW	S&P 500 Index	S&P Software & Services Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,640	$10,369	$10,645
08/31/16	$10,817	$10,383	$10,825
09/30/16	$10,998	$10,385	$11,009
10/31/16	$10,642	$10,196	$10,654
11/30/16	$10,962	$10,573	$10,963
12/31/16	$10,841	$10,782	$10,844
01/31/17	$11,189	$10,987	$11,195
02/28/17	$11,569	$11,423	$11,580
03/31/17	$11,705	$11,436	$11,720
04/30/17	$11,860	$11,554	$11,879
05/31/17	$12,434	$11,716	$12,457
06/30/17	$12,462	$11,790	$12,489
07/31/17	$12,746	$12,032	$12,777
08/31/17	$12,905	$12,069	$12,940
09/30/17	$13,111	$12,318	$13,151
10/31/17	$13,678	$12,605	$13,724
11/30/17	$13,895	$12,992	$13,944
12/31/17	$13,832	$13,136	$13,885
01/31/18	$14,884	$13,888	$14,946
02/28/18	$15,036	$13,377	$15,102
03/31/18	$15,075	$13,037	$15,144
04/30/18	$15,452	$13,087	$15,528
05/31/18	$16,126	$13,402	$16,209
06/30/18	$16,180	$13,484	$16,267
07/31/18	$16,430	$13,986	$16,523
08/31/18	$18,209	$14,442	$18,319
09/30/18	$18,164	$14,524	$18,280
10/31/18	$16,093	$13,531	$16,198
11/30/18	$16,239	$13,807	$16,350
12/31/18	$15,060	$12,560	$15,147
01/31/19	$17,047	$13,567	$17,148
02/28/19	$18,547	$14,003	$18,664
03/31/19	$18,919	$14,275	$19,043
04/30/19	$19,771	$14,853	$19,908
05/31/19	$18,510	$13,909	$18,642
06/30/19	$19,302	$14,889	$19,446
07/31/19	$19,879	$15,103	$20,031
08/31/19	$19,307	$14,864	$19,459
09/30/19	$18,719	$15,142	$18,869
10/31/19	$19,199	$15,470	$19,353
11/30/19	$20,613	$16,031	$20,785
12/31/19	$20,412	$16,515	$20,590
01/31/20	$21,088	$16,509	$21,277
02/29/20	$19,867	$15,150	$20,052
03/31/20	$16,539	$13,279	$16,705
04/30/20	$19,067	$14,981	$19,264
05/31/20	$21,524	$15,694	$21,754
06/30/20	$22,456	$16,006	$22,705
07/31/20	$23,445	$16,909	$23,711
08/31/20	$25,043	$18,124	$25,335
09/30/20	$24,065	$17,436	$24,352
10/31/20	$23,772	$16,972	$24,061
11/30/20	$28,152	$18,830	$28,508
12/31/20	$31,039	$19,554	$31,444
01/31/21	$31,041	$19,356	$31,456
02/28/21	$32,376	$19,890	$32,814
03/31/21	$31,707	$20,761	$32,146
04/30/21	$32,895	$21,869	$33,359
05/31/21	$32,414	$22,022	$32,880
06/30/21	$34,562	$22,536	$35,071
07/31/21	$34,568	$23,071	$35,087
08/31/21	$35,958	$23,773	$36,510
09/30/21	$34,618	$22,667	$35,159
10/31/21	$36,562	$24,255	$37,143
11/30/21	$33,439	$24,087	$33,977
12/31/21	$33,405	$25,167	$33,953
01/31/22	$30,091	$23,864	$30,590
02/28/22	$29,157	$23,150	$29,646
03/31/22	$29,697	$24,009	$30,205
04/30/22	$26,348	$21,916	$26,798
05/31/22	$24,621	$21,956	$25,043
06/30/22	$22,409	$20,144	$22,796
07/31/22	$24,346	$22,001	$24,772
08/31/22	$23,701	$21,104	$24,117
09/30/22	$21,593	$19,160	$21,973
10/31/22	$23,177	$20,711	$23,590
11/30/22	$22,747	$21,869	$23,154
12/31/22	$21,952	$20,609	$22,343
01/31/23	$24,622	$21,904	$25,066
02/28/23	$24,261	$21,369	$24,698
03/31/23	$24,895	$22,154	$25,347
04/30/23	$23,532	$22,500	$23,960
05/31/23	$25,821	$22,598	$26,296
06/30/23	$26,951	$24,091	$27,449
07/31/23	$28,801	$24,865	$29,339
08/31/23	$27,251	$24,469	$27,766
09/30/23	$25,671	$23,302	$26,159
10/31/23	$24,218	$22,812	$24,681
11/30/23	$27,603	$24,895	$28,089
12/31/23	$30,492	$26,026	$31,038
01/31/24	$29,881	$26,464	$30,420
02/29/24	$31,324	$27,877	$31,897
03/31/24	$31,542	$28,774	$32,124
04/30/24	$29,332	$27,599	$29,876
05/31/24	$29,440	$28,967	$29,988
06/30/24	$30,597	$30,006	$31,173
07/31/24	$31,634	$30,372	$32,236
08/31/24	$31,855	$31,108	$32,463
09/30/24	$32,541	$31,773	$33,172
10/31/24	$33,578	$31,485	$34,236
11/30/24	$39,485	$33,333	$40,254
12/31/24	$38,288	$32,538	$39,038
01/31/25	$39,324	$33,444	$40,096
02/28/25	$35,737	$33,008	$36,438
03/31/25	$32,428	$31,148	$33,060
04/30/25	$33,066	$30,937	$33,702
05/31/25	$36,348	$32,884	$37,051
06/30/25	$38,483	$34,556	$39,233
07/31/25	$37,871	$35,332	$38,614
08/31/25	$38,688	$36,048	$39,456
09/30/25	$40,085	$37,364	$40,890
10/31/25	$40,237	$38,239	$41,054
11/30/25	$37,762	$38,333	$38,534
12/31/25	$37,940	$38,356	$38,729
01/31/26	$33,888	$38,912	$34,597
02/28/26	$30,535	$38,616	$31,178
03/31/26	$28,861	$36,694	$29,476
04/30/26	$30,679	$40,544	$31,338
05/31/26	$35,873	$42,678	$36,652
06/30/26	$34,800	$42,271	$35,566

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XSW	(9.57%)	0.14%	13.28%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Software & Services Select Industry Index	(9.35%)	0.28%	13.53%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$401,828,041
  Number of Portfolio Holdings135
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$1,503,174

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Application Software	69.7%
Systems Software	21.2%
IT Consulting & Other Services	6.5%
Interactive Home Entertainment	2.6%

Top Ten Holdings

Table Summary
Holdings	%
Porch Group, Inc.	1.2%
Arteris, Inc.	1.1%
Tenable Holdings, Inc.	1.0%
ROBLOX Corp., Class A	1.0%
Palo Alto Networks, Inc.	0.9%
PAR Technology Corp.	0.9%
Netskope, Inc., Class A	0.9%
Varonis Systems, Inc.	0.9%
Digital Turbine, Inc.	0.9%
Mitek Systems, Inc.	0.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Software & Services ETF to the State Street® SPDR® S&P® Software & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XSW

State Street® SPDR® S&P® Telecom ETF

XTL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Telecom ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Telecom ETF	$52	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended June 30, 2026, the telecom industry produced solid gains as investors increasingly recognized the importance of communications infrastructure in supporting growing data consumption, cloud computing, Artificial Intelligence applications, and digital connectivity. Industry performance benefited from strong execution by wireless and broadband providers, which continued to expand fiber networks, grow broadband subscribers, and improve customer retention through converged wireless and internet offerings. Companies also benefited from resilient recurring revenue streams, disciplined capital allocation, and improving free cash flow generation, which supported shareholder returns. Industry consolidation and strategic transactions further enhanced investor optimism by creating opportunities for scale, network expansion, and operating efficiencies. Although the industry faced periodic headwinds from interest rate uncertainty, competitive pressures, and a slowing economic environment, demand for reliable connectivity and communications services remained strong.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XTL	S&P 500 Index	S&P Telecom Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,632	$10,369	$10,635
08/31/16	$10,827	$10,383	$10,833
09/30/16	$11,281	$10,385	$11,291
10/31/16	$10,898	$10,196	$10,909
11/30/16	$11,616	$10,573	$11,632
12/31/16	$11,949	$10,782	$11,970
01/31/17	$12,237	$10,987	$12,262
02/28/17	$12,249	$11,423	$12,274
03/31/17	$12,269	$11,436	$12,297
04/30/17	$12,250	$11,554	$12,272
05/31/17	$12,229	$11,716	$12,250
06/30/17	$12,225	$11,790	$12,244
07/31/17	$12,473	$12,032	$12,487
08/31/17	$12,207	$12,069	$12,213
09/30/17	$12,156	$12,318	$12,152
10/31/17	$12,089	$12,605	$12,069
11/30/17	$12,331	$12,992	$12,300
12/31/17	$12,002	$13,136	$11,960
01/31/18	$12,306	$13,888	$12,254
02/28/18	$12,127	$13,377	$12,066
03/31/18	$12,206	$13,037	$12,137
04/30/18	$12,334	$13,087	$12,254
05/31/18	$12,427	$13,402	$12,335
06/30/18	$12,832	$13,484	$12,734
07/31/18	$12,646	$13,986	$12,546
08/31/18	$13,676	$14,442	$13,571
09/30/18	$13,606	$14,524	$13,505
10/31/18	$12,506	$13,531	$12,413
11/30/18	$12,625	$13,807	$12,533
12/31/18	$11,279	$12,560	$11,201
01/31/19	$12,249	$13,567	$12,171
02/28/19	$12,912	$14,003	$12,835
03/31/19	$12,677	$14,275	$12,603
04/30/19	$13,111	$14,853	$13,036
05/31/19	$11,692	$13,909	$11,625
06/30/19	$12,169	$14,889	$12,101
07/31/19	$12,782	$15,103	$12,715
08/31/19	$12,020	$14,864	$11,958
09/30/19	$12,085	$15,142	$12,027
10/31/19	$12,203	$15,470	$12,148
11/30/19	$12,446	$16,031	$12,395
12/31/19	$12,638	$16,515	$12,589
01/31/20	$12,374	$16,509	$12,329
02/29/20	$11,929	$15,150	$11,887
03/31/20	$10,756	$13,279	$10,721
04/30/20	$12,073	$14,981	$12,038
05/31/20	$12,588	$15,694	$12,555
06/30/20	$12,653	$16,006	$12,622
07/31/20	$13,746	$16,909	$13,710
08/31/20	$13,485	$18,124	$13,448
09/30/20	$12,276	$17,436	$12,239
10/31/20	$12,405	$16,972	$12,365
11/30/20	$14,335	$18,830	$14,296
12/31/20	$15,487	$19,554	$15,436
01/31/21	$16,766	$19,356	$16,717
02/28/21	$16,835	$19,890	$16,789
03/31/21	$17,137	$20,761	$17,098
04/30/21	$17,473	$21,869	$17,440
05/31/21	$18,247	$22,022	$18,220
06/30/21	$18,727	$22,536	$18,707
07/31/21	$18,325	$23,071	$18,309
08/31/21	$18,549	$23,773	$18,540
09/30/21	$17,581	$22,667	$17,573
10/31/21	$17,671	$24,255	$17,668
11/30/21	$17,608	$24,087	$17,609
12/31/21	$18,789	$25,167	$18,802
01/31/22	$16,888	$23,864	$16,901
02/28/22	$16,592	$23,150	$16,608
03/31/22	$17,163	$24,009	$17,186
04/30/22	$15,191	$21,916	$15,207
05/31/22	$15,558	$21,956	$15,579
06/30/22	$14,444	$20,144	$14,467
07/31/22	$16,183	$22,001	$16,215
08/31/22	$16,035	$21,104	$16,069
09/30/22	$14,302	$19,160	$14,328
10/31/22	$16,352	$20,711	$16,389
11/30/22	$16,293	$21,869	$16,332
12/31/22	$15,186	$20,609	$15,222
01/31/23	$16,159	$21,904	$16,203
02/28/23	$15,171	$21,369	$15,217
03/31/23	$15,124	$22,154	$15,175
04/30/23	$14,001	$22,500	$14,050
05/31/23	$13,621	$22,598	$13,666
06/30/23	$14,519	$24,091	$14,572
07/31/23	$13,741	$24,865	$13,794
08/31/23	$14,508	$24,469	$14,569
09/30/23	$13,311	$23,302	$13,367
10/31/23	$12,395	$22,812	$12,449
11/30/23	$13,196	$24,895	$13,256
12/31/23	$15,022	$26,026	$15,097
01/31/24	$14,402	$26,464	$14,480
02/29/24	$14,133	$27,877	$14,209
03/31/24	$13,979	$28,774	$14,059
04/30/24	$12,811	$27,599	$12,885
05/31/24	$14,451	$28,967	$14,539
06/30/24	$14,669	$30,006	$14,761
07/31/24	$16,811	$30,372	$16,924
08/31/24	$17,688	$31,108	$17,812
09/30/24	$18,959	$31,773	$19,097
10/31/24	$19,031	$31,485	$19,170
11/30/24	$20,805	$33,333	$20,962
12/31/24	$20,238	$32,538	$20,389
01/31/25	$20,381	$33,444	$20,538
02/28/25	$20,378	$33,008	$20,539
03/31/25	$18,973	$31,148	$19,122
04/30/25	$18,312	$30,937	$18,453
05/31/25	$19,357	$32,884	$19,511
06/30/25	$22,300	$34,556	$22,487
07/31/25	$22,858	$35,332	$23,055
08/31/25	$25,412	$36,048	$25,639
09/30/25	$26,791	$37,364	$27,040
10/31/25	$29,756	$38,239	$30,044
11/30/25	$28,043	$38,333	$28,320
12/31/25	$29,359	$38,356	$29,665
01/31/26	$31,740	$38,912	$32,082
02/28/26	$35,269	$38,616	$35,660
03/31/26	$36,133	$36,694	$36,544
04/30/26	$43,244	$40,544	$43,749
05/31/26	$45,849	$42,678	$46,397
06/30/26	$43,979	$42,271	$44,512

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XTL	97.22%	18.62%	15.96%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Telecom Select Industry Index	97.95%	18.93%	16.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$695,091,726
  Number of Portfolio Holdings42
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid$1,185,306

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Communications Equipment	56.2%
Alternative Carriers	22.0%
Integrated Telecommunication Services	14.7%
Wireless Telecommunication Services	7.0%

Top Ten Holdings

Table Summary
Holdings	%
Viasat, Inc.	4.4%
Iridium Communications, Inc.	3.6%
Extreme Networks, Inc.	3.4%
Ciena Corp.	3.4%
Arista Networks, Inc.	3.4%
F5, Inc.	3.2%
Vistance Networks, Inc.	3.2%
Anterix, Inc.	3.2%
Comcast Corp., Class A	3.1%
Viavi Solutions, Inc.	3.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Telecom ETF to the State Street® SPDR® S&P® Telecom ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XTL

State Street® SPDR® S&P® Transportation ETF

XTN

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Transportation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Transportation ETF	$43	0.35%

How did the Fund perform last year and what affected its performance?

For the reporting period ended June 30, 2026, the transportation sector generated strong gains, benefiting from improving freight demand, resilient consumer spending, and growing expectations for U.S. economic activity. The S&P Transportation Select Industry Index advanced significantly during the reporting period, supported by strength across air freight and logistics, railroads, passenger airlines, and select trucking companies.

Performance was influenced by improving shipment volumes, continued growth in e-commerce and express delivery services, and easing fuel cost pressures for many transportation businesses. Airline stocks generally benefited from healthy passenger travel demand, while rail operators were supported by stable intermodal and merchandise traffic trends. At the same time, the sector experienced periods of volatility as investors assessed the potential impact of trade policy developments, tariffs, inflation trends, and the path of interest rates on future economic growth and freight activity.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XTN	S&P 500 Index	S&P Transportation Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,683	$10,369	$10,687
08/31/16	$10,692	$10,383	$10,699
09/30/16	$10,855	$10,385	$10,865
10/31/16	$10,890	$10,196	$10,903
11/30/16	$12,351	$10,573	$12,374
12/31/16	$12,413	$10,782	$12,439
01/31/17	$12,517	$10,987	$12,548
02/28/17	$12,800	$11,423	$12,834
03/31/17	$12,193	$11,436	$12,227
04/30/17	$12,415	$11,554	$12,454
05/31/17	$12,121	$11,716	$12,162
06/30/17	$12,787	$11,790	$12,836
07/31/17	$12,534	$12,032	$12,585
08/31/17	$13,108	$12,069	$13,167
09/30/17	$13,877	$12,318	$13,945
10/31/17	$13,885	$12,605	$13,958
11/30/17	$14,641	$12,992	$14,724
12/31/17	$15,097	$13,136	$15,189
01/31/18	$15,505	$13,888	$15,604
02/28/18	$14,539	$13,377	$14,634
03/31/18	$14,565	$13,037	$14,665
04/30/18	$14,375	$13,087	$14,477
05/31/18	$14,980	$13,402	$15,092
06/30/18	$14,672	$13,484	$14,785
07/31/18	$15,242	$13,986	$15,365
08/31/18	$15,752	$14,442	$15,885
09/30/18	$15,637	$14,524	$15,773
10/31/18	$13,813	$13,531	$13,935
11/30/18	$14,845	$13,807	$14,982
12/31/18	$12,529	$12,560	$12,645
01/31/19	$14,030	$13,567	$14,165
02/28/19	$14,463	$14,003	$14,606
03/31/19	$14,160	$14,275	$14,304
04/30/19	$14,792	$14,853	$14,948
05/31/19	$13,196	$13,909	$13,334
06/30/19	$14,408	$14,889	$14,575
07/31/19	$14,828	$15,103	$15,005
08/31/19	$13,895	$14,864	$14,064
09/30/19	$14,408	$15,142	$14,584
10/31/19	$14,727	$15,470	$14,909
11/30/19	$15,230	$16,031	$15,423
12/31/19	$15,237	$16,515	$15,433
01/31/20	$14,895	$16,509	$15,091
02/29/20	$13,052	$15,150	$13,221
03/31/20	$10,385	$13,279	$10,519
04/30/20	$11,414	$14,981	$11,566
05/31/20	$12,381	$15,694	$12,550
06/30/20	$12,572	$16,006	$12,744
07/31/20	$12,958	$16,909	$13,139
08/31/20	$14,359	$18,124	$14,566
09/30/20	$13,832	$17,436	$14,034
10/31/20	$13,959	$16,972	$14,167
11/30/20	$16,573	$18,830	$16,831
12/31/20	$17,024	$19,554	$17,295
01/31/21	$16,632	$19,356	$16,903
02/28/21	$19,414	$19,890	$19,739
03/31/21	$21,036	$20,761	$21,393
04/30/21	$21,398	$21,869	$21,768
05/31/21	$21,890	$22,022	$22,275
06/30/21	$20,454	$22,536	$20,819
07/31/21	$19,990	$23,071	$20,353
08/31/21	$20,696	$23,773	$21,078
09/30/21	$20,851	$22,667	$21,244
10/31/21	$21,886	$24,255	$22,306
11/30/21	$21,774	$24,087	$22,197
12/31/21	$22,791	$25,167	$23,249
01/31/22	$20,726	$23,864	$21,147
02/28/22	$21,206	$23,150	$21,643
03/31/22	$21,549	$24,009	$22,002
04/30/22	$19,732	$21,916	$20,148
05/31/22	$18,994	$21,956	$19,396
06/30/22	$16,452	$20,144	$16,801
07/31/22	$18,627	$22,001	$19,028
08/31/22	$17,657	$21,104	$18,038
09/30/22	$15,486	$19,160	$15,819
10/31/22	$17,194	$20,711	$17,565
11/30/22	$18,188	$21,869	$18,588
12/31/22	$16,376	$20,609	$16,736
01/31/23	$18,847	$21,904	$19,269
02/28/23	$18,717	$21,369	$19,140
03/31/23	$17,706	$22,154	$18,108
04/30/23	$17,817	$22,500	$18,225
05/31/23	$17,576	$22,598	$17,984
06/30/23	$20,487	$24,091	$20,973
07/31/23	$21,572	$24,865	$22,090
08/31/23	$19,681	$24,469	$20,159
09/30/23	$18,391	$23,302	$18,838
10/31/23	$16,571	$22,812	$16,975
11/30/23	$18,315	$24,895	$18,768
12/31/23	$20,519	$26,026	$21,039
01/31/24	$19,313	$26,464	$19,805
02/29/24	$20,365	$27,877	$20,891
03/31/24	$20,886	$28,774	$21,432
04/30/24	$18,609	$27,599	$19,098
05/31/24	$19,021	$28,967	$19,524
06/30/24	$19,303	$30,006	$19,818
07/31/24	$20,038	$30,372	$20,575
08/31/24	$19,335	$31,108	$19,854
09/30/24	$20,356	$31,773	$20,908
10/31/24	$20,706	$31,485	$21,273
11/30/24	$23,507	$33,333	$24,160
12/31/24	$21,497	$32,538	$22,100
01/31/25	$22,228	$33,444	$22,857
02/28/25	$20,681	$33,008	$21,270
03/31/25	$18,382	$31,148	$18,907
04/30/25	$17,124	$30,937	$17,615
05/31/25	$19,105	$32,884	$19,658
06/30/25	$20,073	$34,556	$20,662
07/31/25	$20,615	$35,332	$21,228
08/31/25	$21,471	$36,048	$22,115
09/30/25	$20,948	$37,364	$21,581
10/31/25	$21,288	$38,239	$21,937
11/30/25	$21,675	$38,333	$22,343
12/31/25	$22,857	$38,356	$23,570
01/31/26	$24,058	$38,912	$24,816
02/28/26	$25,628	$38,616	$26,436
03/31/26	$23,344	$36,694	$24,086
04/30/26	$26,223	$40,544	$27,060
05/31/26	$27,980	$42,678	$28,884
06/30/26	$29,012	$42,271	$29,958

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XTN	44.53%	7.24%	11.24%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Transportation Select Industry Index	44.99%	7.55%	11.60%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$375,430,653
  Number of Portfolio Holdings45
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$695,153

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Cargo Ground Transportation	33.4%
Airlines	29.3%
Air Freight & Logistics	15.0%
Railroads	8.2%
Passenger Ground Transportation	7.9%
Marine	6.1%

Top Ten Holdings

Table Summary
Holdings	%
Allegiant Travel Co.	3.6%
American Airlines Group, Inc.	3.3%
United Airlines Holdings, Inc.	3.3%
Alaska Air Group, Inc.	3.1%
JetBlue Airways Corp.	3.1%
Southwest Airlines Co.	3.1%
Delta Air Lines, Inc.	3.0%
SkyWest, Inc.	2.9%
Lyft, Inc., Class A	2.7%
GXO Logistics, Inc.	2.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Transportation ETF to the State Street® SPDR® S&P® Transportation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XTN

State Street® SPDR® Portfolio Ultra Short T-Bill ETF

SPTU

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® Portfolio Ultra Short T-Bill ETF (the "Fund") for the period of October 8, 2025 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Ultra Short T-Bill ETF	$4	0.05%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in short-term interest rates and monetary policy expectations. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, market volatility increased and expectations for additional monetary easing diminished. Performance across short term fixed income markets was influenced by movements in front-end Treasury yields, changes in credit spreads, and evolving expectations for monetary policy as investors reassessed the outlook for inflation and economic growth. Despite periods of heightened volatility, resilient economic data and generally healthy corporate and securitized credit fundamentals helped support performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SPTU	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasury Bill Index
10/07/25	$10,000	$10,000	$10,000
10/31/25	$10,028	$10,039	$10,028
11/30/25	$10,058	$10,101	$10,058
12/31/25	$10,093	$10,086	$10,094
01/31/26	$10,123	$10,097	$10,124
02/28/26	$10,150	$10,263	$10,152
03/31/26	$10,179	$10,082	$10,181
04/30/26	$10,210	$10,093	$10,212
05/31/26	$10,240	$10,124	$10,243
06/30/26	$10,269	$10,149	$10,272

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 10/07/25
SPTU	2.69%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.49%
ICE BofA US Treasury Bill Index	2.72%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$13,792,470
  Number of Portfolio Holdings41
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$4,327

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.6%
Short-Term Investments	0.1%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.53%, due 08/06/26	6.7%
U.S. Treasury Bills, 3.63%, due 09/03/26	5.7%
U.S. Treasury Bills, 3.63%, due 09/17/26	4.5%
U.S. Treasury Bill, 3.62%, due 09/10/26	4.4%
U.S. Treasury Bill, 3.63%, due 09/24/26	4.4%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.8%
U.S. Treasury Bills, 3.66%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/20/26	3.6%
U.S. Treasury Bills, 3.53%, due 08/27/26	3.6%
U.S. Treasury Bills, 3.73%, due 12/24/26	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTU

State Street® SPDR® FactSet Innovative Technology ETF

XITK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® FactSet Innovative Technology ETF	$46	0.45%

How did the Fund perform last year and what affected its performance?

The Fund's reporting period was marked by significant market volatility but positive overall equity performance. North American equities were supported by resilient corporate earnings, improving economic conditions, accommodative monetary policy, and strong investor enthusiasm for Artificial Intelligence (A.I.)-related investments. Following strong gains through late 2025, markets experienced a temporary setback in Q1 2026 as Middle East tensions, higher energy prices, and inflation concerns weighed on large-cap growth stocks. Markets rebounded strongly in Q2 2026 as geopolitical risks eased, and oil prices declined. Technology, industrials, and financials were key contributors, while A.I.-driven investment, shifting interest-rate expectations, and energy price movements were the primary drivers of Fund performance throughout the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XITK	S&P 500 Index	FactSet Innovative Technology Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,987	$10,369	$10,992
08/31/16	$11,299	$10,383	$11,312
09/30/16	$11,471	$10,385	$11,484
10/31/16	$10,855	$10,196	$10,871
11/30/16	$11,196	$10,573	$11,216
12/31/16	$10,840	$10,782	$10,864
01/31/17	$11,347	$10,987	$11,378
02/28/17	$11,611	$11,423	$11,646
03/31/17	$11,858	$11,436	$11,900
04/30/17	$12,356	$11,554	$12,406
05/31/17	$12,922	$11,716	$12,981
06/30/17	$12,969	$11,790	$13,021
07/31/17	$13,509	$12,032	$13,567
08/31/17	$13,938	$12,069	$14,002
09/30/17	$14,394	$12,318	$14,465
10/31/17	$14,797	$12,605	$14,874
11/30/17	$14,883	$12,992	$14,964
12/31/17	$14,696	$13,136	$14,779
01/31/18	$15,899	$13,888	$15,992
02/28/18	$16,377	$13,377	$16,474
03/31/18	$16,490	$13,037	$16,591
04/30/18	$16,513	$13,087	$16,614
05/31/18	$18,076	$13,402	$18,190
06/30/18	$18,004	$13,484	$18,121
07/31/18	$17,733	$13,986	$17,848
08/31/18	$19,868	$14,442	$20,001
09/30/18	$19,564	$14,524	$19,700
10/31/18	$16,981	$13,531	$17,102
11/30/18	$17,305	$13,807	$17,433
12/31/18	$15,909	$12,560	$16,051
01/31/19	$18,300	$13,567	$18,484
02/28/19	$19,730	$14,003	$19,935
03/31/19	$20,034	$14,275	$20,250
04/30/19	$20,947	$14,853	$21,180
05/31/19	$19,157	$13,909	$19,376
06/30/19	$20,269	$14,889	$20,508
07/31/19	$20,741	$15,103	$20,993
08/31/19	$20,016	$14,864	$20,270
09/30/19	$19,146	$15,142	$19,396
10/31/19	$20,232	$15,470	$20,508
11/30/19	$21,754	$16,031	$22,058
12/31/19	$21,785	$16,515	$22,103
01/31/20	$22,753	$16,509	$23,092
02/29/20	$21,941	$15,150	$22,275
03/31/20	$18,979	$13,279	$19,274
04/30/20	$22,066	$14,981	$22,415
05/31/20	$25,528	$15,694	$25,935
06/30/20	$27,907	$16,006	$28,361
07/31/20	$30,752	$16,909	$31,263
08/31/20	$32,981	$18,124	$33,541
09/30/20	$32,430	$17,436	$32,991
10/31/20	$32,645	$16,972	$33,223
11/30/20	$38,048	$18,830	$38,732
12/31/20	$41,352	$19,554	$42,115
01/31/21	$42,717	$19,356	$43,516
02/28/21	$44,503	$19,890	$45,348
03/31/21	$40,133	$20,761	$40,905
04/30/21	$41,548	$21,869	$42,362
05/31/21	$40,076	$22,022	$40,874
06/30/21	$43,465	$22,536	$44,349
07/31/21	$42,745	$23,071	$43,629
08/31/21	$43,559	$23,773	$44,476
09/30/21	$41,430	$22,667	$42,317
10/31/21	$44,129	$24,255	$45,080
11/30/21	$39,175	$24,087	$40,034
12/31/21	$36,689	$25,167	$37,521
01/31/22	$31,427	$23,864	$32,151
02/28/22	$30,892	$23,150	$31,612
03/31/22	$29,400	$24,009	$30,096
04/30/22	$24,491	$21,916	$25,074
05/31/22	$22,675	$21,956	$23,218
06/30/22	$20,731	$20,144	$21,227
07/31/22	$21,713	$22,001	$22,233
08/31/22	$21,540	$21,104	$22,056
09/30/22	$19,158	$19,160	$19,612
10/31/22	$19,668	$20,711	$20,141
11/30/22	$19,767	$21,869	$20,248
12/31/22	$19,265	$20,609	$19,743
01/31/23	$22,348	$21,904	$22,910
02/28/23	$21,849	$21,369	$22,400
03/31/23	$23,002	$22,154	$23,587
04/30/23	$21,108	$22,500	$21,641
05/31/23	$23,528	$22,598	$24,129
06/30/23	$25,387	$24,091	$26,042
07/31/23	$27,821	$24,865	$28,549
08/31/23	$25,835	$24,469	$26,515
09/30/23	$23,797	$23,302	$24,430
10/31/23	$21,732	$22,812	$22,316
11/30/23	$25,221	$24,895	$25,903
12/31/23	$28,106	$26,026	$28,882
01/31/24	$27,714	$26,464	$28,490
02/29/24	$28,896	$27,877	$29,712
03/31/24	$28,739	$28,774	$29,560
04/30/24	$26,737	$27,599	$27,447
05/31/24	$27,131	$28,967	$27,864
06/30/24	$28,217	$30,006	$28,972
07/31/24	$28,578	$30,372	$29,323
08/31/24	$29,008	$31,108	$29,769
09/30/24	$29,760	$31,773	$30,551
10/31/24	$29,975	$31,485	$30,785
11/30/24	$34,933	$33,333	$35,898
12/31/24	$33,520	$32,538	$34,463
01/31/25	$36,073	$33,444	$37,102
02/28/25	$33,984	$33,008	$34,966
03/31/25	$30,805	$31,148	$31,699
04/30/25	$31,442	$30,937	$32,394
05/31/25	$34,533	$32,884	$35,592
06/30/25	$36,438	$34,556	$37,568
07/31/25	$35,951	$35,332	$37,080
08/31/25	$36,041	$36,048	$37,189
09/30/25	$36,680	$37,364	$37,863
10/31/25	$36,202	$38,239	$37,382
11/30/25	$33,963	$38,333	$35,082
12/31/25	$34,330	$38,356	$35,477
01/31/26	$31,686	$38,912	$32,757
02/28/26	$29,209	$38,616	$30,208
03/31/26	$28,239	$36,694	$29,215
04/30/26	$33,046	$40,544	$34,202
05/31/26	$38,599	$42,678	$39,966
06/30/26	$37,669	$42,271	$39,019

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XITK	3.38%	(2.82%)	14.18%
S&P 500 Index	22.32%	13.41%	15.51%
FactSet Innovative Technology Index	3.86%	(2.53%)	14.58%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$68,482,819
  Number of Portfolio Holdings100
  Portfolio Turnover Rate71%
  Total Advisory Fees Paid$337,080

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Software	31.9%
Semiconductors & Semiconductor Equipment	30.3%
Interactive Media & Services	6.9%
Communications Equipment	6.6%
IT Services	6.3%
Professional Services	4.5%
Electronic Equipment, Instruments & Components	2.5%
Health Care Technology	2.4%
Consumer Finance	2.1%
Technology Hardware, Storage & Peripherals	1.9%

Top Ten Holdings

Table Summary
Holdings	%
AXT, Inc.	4.6%
Applied Optoelectronics, Inc.	4.4%
Silicon Motion Technology Corp., ADR	3.6%
DigitalOcean Holdings, Inc.	3.1%
ACM Research, Inc., Class A	3.1%
Advanced Micro Devices, Inc.	2.6%
ARM Holdings PLC, ADR	2.6%
Onto Innovation, Inc.	2.3%
SiTime Corp.	2.0%
SkyWater Technology, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® FactSet Innovative Technology ETF to the State Street® SPDR® FactSet Innovative Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XITK

State Street® SPDR® MSCI USA StrategicFactors℠ ETF

QUS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® MSCI USA StrategicFactors℠ ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

The Fund's strategy targets high quality names, with tilts towards value and low volatility names. The tilts towards value and low volatility tended to underweight the A.I.-related tech names that outperformed during the reporting period, thus driving the Fund's underperformance when compared to cap weighted indexes such as the MSCI United States Index or the S&P 500 Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	QUS	S&P 500 Index	MSCI USA Factor Mix A-Series Capped Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,324	$10,369	$10,327
08/31/16	$10,304	$10,383	$10,301
09/30/16	$10,296	$10,385	$10,294
10/31/16	$10,090	$10,196	$10,087
11/30/16	$10,418	$10,573	$10,416
12/31/16	$10,633	$10,782	$10,633
01/31/17	$10,778	$10,987	$10,782
02/28/17	$11,249	$11,423	$11,256
03/31/17	$11,255	$11,436	$11,263
04/30/17	$11,386	$11,554	$11,396
05/31/17	$11,554	$11,716	$11,566
06/30/17	$11,561	$11,790	$11,575
07/31/17	$11,768	$12,032	$11,783
08/31/17	$11,819	$12,069	$11,837
09/30/17	$12,040	$12,318	$12,060
10/31/17	$12,357	$12,605	$12,379
11/30/17	$12,765	$12,992	$12,789
12/31/17	$12,885	$13,136	$12,913
01/31/18	$13,507	$13,888	$13,539
02/28/18	$13,007	$13,377	$13,037
03/31/18	$12,795	$13,037	$12,825
04/30/18	$12,755	$13,087	$12,787
05/31/18	$13,003	$13,402	$13,038
06/30/18	$13,111	$13,484	$13,150
07/31/18	$13,587	$13,986	$13,629
08/31/18	$14,022	$14,442	$14,068
09/30/18	$14,115	$14,524	$14,163
10/31/18	$13,328	$13,531	$13,375
11/30/18	$13,628	$13,807	$13,679
12/31/18	$12,470	$12,560	$12,517
01/31/19	$13,407	$13,567	$13,462
02/28/19	$13,915	$14,003	$13,974
03/31/19	$14,212	$14,275	$14,275
04/30/19	$14,738	$14,853	$14,806
05/31/19	$13,961	$13,909	$14,026
06/30/19	$14,862	$14,889	$14,941
07/31/19	$15,156	$15,103	$15,239
08/31/19	$15,016	$14,864	$15,100
09/30/19	$15,295	$15,142	$15,383
10/31/19	$15,554	$15,470	$15,644
11/30/19	$16,044	$16,031	$16,141
12/31/19	$16,499	$16,515	$16,603
01/31/20	$16,532	$16,509	$16,638
02/29/20	$15,156	$15,150	$15,252
03/31/20	$13,312	$13,279	$13,393
04/30/20	$14,784	$14,981	$14,878
05/31/20	$15,501	$15,694	$15,603
06/30/20	$15,535	$16,006	$15,648
07/31/20	$16,191	$16,909	$16,311
08/31/20	$17,069	$18,124	$17,199
09/30/20	$16,611	$17,436	$16,738
10/31/20	$16,135	$16,972	$16,260
11/30/20	$17,950	$18,830	$18,094
12/31/20	$18,533	$19,554	$18,686
01/31/21	$18,200	$19,356	$18,352
02/28/21	$18,731	$19,890	$18,889
03/31/21	$19,697	$20,761	$19,869
04/30/21	$20,541	$21,869	$20,724
05/31/21	$20,856	$22,022	$21,047
06/30/21	$21,315	$22,536	$21,514
07/31/21	$21,879	$23,071	$22,088
08/31/21	$22,426	$23,773	$22,644
09/30/21	$21,294	$22,667	$21,502
10/31/21	$22,575	$24,255	$22,800
11/30/21	$22,258	$24,087	$22,480
12/31/21	$23,475	$25,167	$23,718
01/31/22	$22,295	$23,864	$22,529
02/28/22	$21,554	$23,150	$21,781
03/31/22	$22,393	$24,009	$22,634
04/30/22	$20,874	$21,916	$21,097
05/31/22	$21,016	$21,956	$21,244
06/30/22	$19,550	$20,144	$19,761
07/31/22	$20,935	$22,001	$21,166
08/31/22	$20,099	$21,104	$20,321
09/30/22	$18,365	$19,160	$18,565
10/31/22	$19,901	$20,711	$20,125
11/30/22	$21,175	$21,869	$21,419
12/31/22	$20,167	$20,609	$20,397
01/31/23	$21,086	$21,904	$21,333
02/28/23	$20,489	$21,369	$20,727
03/31/23	$21,196	$22,154	$21,446
04/30/23	$21,557	$22,500	$21,815
05/31/23	$21,428	$22,598	$21,688
06/30/23	$22,642	$24,091	$22,927
07/31/23	$23,330	$24,865	$23,628
08/31/23	$23,070	$24,469	$23,363
09/30/23	$22,217	$23,302	$22,501
10/31/23	$21,839	$22,812	$22,120
11/30/23	$23,533	$24,895	$23,801
12/31/23	$24,565	$26,026	$24,853
01/31/24	$25,077	$26,464	$25,376
02/29/24	$26,141	$27,877	$26,457
03/31/24	$27,052	$28,774	$27,383
04/30/24	$25,938	$27,599	$26,258
05/31/24	$26,998	$28,967	$27,334
06/30/24	$27,587	$30,006	$27,934
07/31/24	$28,279	$30,372	$28,639
08/31/24	$29,243	$31,108	$29,623
09/30/24	$29,489	$31,773	$29,875
10/31/24	$29,091	$31,485	$29,473
11/30/24	$30,648	$33,333	$31,057
12/31/24	$29,223	$32,538	$29,612
01/31/25	$30,351	$33,444	$30,762
02/28/25	$30,558	$33,008	$30,976
03/31/25	$29,552	$31,148	$29,956
04/30/25	$29,127	$30,937	$29,529
05/31/25	$30,047	$32,884	$30,465
06/30/25	$30,940	$34,556	$31,378
07/31/25	$30,952	$35,332	$31,393
08/31/25	$31,748	$36,048	$32,207
09/30/25	$32,507	$37,364	$32,983
10/31/25	$32,634	$38,239	$33,115
11/30/25	$33,306	$38,333	$33,809
12/31/25	$33,324	$38,356	$33,830
01/31/26	$33,940	$38,912	$34,462
02/28/26	$34,598	$38,616	$35,137
03/31/26	$32,872	$36,694	$33,387
04/30/26	$34,809	$40,544	$35,354
05/31/26	$35,704	$42,678	$36,264
06/30/26	$35,934	$42,271	$36,502

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
QUS	16.14%	11.01%	13.65%
S&P 500 Index	22.32%	13.41%	15.51%
MSCI USA Factor Mix A-Series Capped Index	16.33%	11.15%	13.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,525,635,912
  Number of Portfolio Holdings529
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$2,295,758

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	10.3%
Software	8.3%
Pharmaceuticals	6.2%
Financial Services	4.8%
Interactive Media & Services	4.8%
Insurance	3.7%
Banks	3.6%
Technology Hardware, Storage & Peripherals	3.4%
Health Care Providers & Services	3.0%
Communications Equipment	3.0%

Top Ten Holdings

Table Summary
Holdings	%
Apple, Inc.	2.9%
Microsoft Corp.	2.8%
NVIDIA Corp.	2.5%
Eli Lilly & Co.	2.3%
Meta Platforms, Inc., Class A	2.1%
Johnson & Johnson	1.9%
Visa, Inc., Class A	1.9%
Applied Materials, Inc.	1.7%
Mastercard, Inc., Class A	1.5%
Cisco Systems, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA StrategicFactors℠ ETF to the State Street® SPDR® MSCI USA StrategicFactors℠ ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR QUS

State Street® SPDR® NYSE Technology ETF

XNTK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® NYSE Technology ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® NYSE Technology ETF	$46	0.35%

How did the Fund perform last year and what affected its performance?

Technology stocks remained a primary driver of equity market performance, supported by continued investment in Artificial Intelligence ("A.I."), cloud computing, semiconductor capacity, and data center infrastructure. Strong demand for A.I.-related hardware and software fueled earnings growth expectations across much of the technology sector, while companies tied to semiconductor manufacturing and digital infrastructure were among the largest beneficiaries of the ongoing A.I. buildout. Despite periodic volatility tied to valuation concerns, interest rate expectations, and the sustainability of A.I. spending, investor enthusiasm for long-term technology growth trends remained broadly intact.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XNTK	S&P 500 Index	NYSE Technology Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,813	$10,369	$10,816
08/31/16	$11,179	$10,383	$11,183
09/30/16	$11,404	$10,385	$11,410
10/31/16	$11,410	$10,196	$11,418
11/30/16	$11,499	$10,573	$11,510
12/31/16	$11,550	$10,782	$11,565
01/31/17	$12,271	$10,987	$12,290
02/28/17	$12,823	$11,423	$12,847
03/31/17	$13,129	$11,436	$13,157
04/30/17	$13,545	$11,554	$13,578
05/31/17	$14,082	$11,716	$14,122
06/30/17	$13,946	$11,790	$13,987
07/31/17	$14,446	$12,032	$14,493
08/31/17	$14,882	$12,069	$14,936
09/30/17	$15,124	$12,318	$15,175
10/31/17	$16,060	$12,605	$16,115
11/30/17	$16,219	$12,992	$16,280
12/31/17	$16,201	$13,136	$16,267
01/31/18	$17,844	$13,888	$17,924
02/28/18	$17,914	$13,377	$17,999
03/31/18	$17,204	$13,037	$17,289
04/30/18	$17,035	$13,087	$17,125
05/31/18	$18,012	$13,402	$18,114
06/30/18	$18,089	$13,484	$18,199
07/31/18	$17,982	$13,986	$18,098
08/31/18	$18,422	$14,442	$18,547
09/30/18	$18,345	$14,524	$18,475
10/31/18	$16,314	$13,531	$16,431
11/30/18	$16,426	$13,807	$16,549
12/31/18	$14,934	$12,560	$15,183
01/31/19	$16,547	$13,567	$16,831
02/28/19	$17,334	$14,003	$17,638
03/31/19	$17,890	$14,275	$18,211
04/30/19	$19,043	$14,853	$19,393
05/31/19	$16,895	$13,909	$17,205
06/30/19	$18,276	$14,889	$18,624
07/31/19	$18,936	$15,103	$19,301
08/31/19	$18,369	$14,864	$18,729
09/30/19	$18,329	$15,142	$18,694
10/31/19	$18,829	$15,470	$19,210
11/30/19	$19,716	$16,031	$20,123
12/31/19	$20,624	$16,515	$21,059
01/31/20	$21,418	$16,509	$21,877
02/29/20	$20,588	$15,150	$21,033
03/31/20	$18,499	$13,279	$18,903
04/30/20	$21,456	$14,981	$21,937
05/31/20	$23,171	$15,694	$23,700
06/30/20	$25,193	$16,006	$25,779
07/31/20	$27,355	$16,909	$28,001
08/31/20	$31,587	$18,124	$32,347
09/30/20	$30,083	$17,436	$30,814
10/31/20	$29,094	$16,972	$29,809
11/30/20	$33,509	$18,830	$34,345
12/31/20	$35,833	$19,554	$36,737
01/31/21	$36,487	$19,356	$37,420
02/28/21	$37,424	$19,890	$38,392
03/31/21	$36,711	$20,761	$37,668
04/30/21	$38,116	$21,869	$39,122
05/31/21	$37,817	$22,022	$38,827
06/30/21	$40,384	$22,536	$41,480
07/31/21	$40,282	$23,071	$41,387
08/31/21	$41,733	$23,773	$42,893
09/30/21	$39,753	$22,667	$40,869
10/31/21	$42,175	$24,255	$43,374
11/30/21	$42,773	$24,087	$44,004
12/31/21	$42,136	$25,167	$43,363
01/31/22	$37,381	$23,864	$38,479
02/28/22	$35,327	$23,150	$36,369
03/31/22	$35,355	$24,009	$36,411
04/30/22	$30,121	$21,916	$31,026
05/31/22	$29,269	$21,956	$30,157
06/30/22	$26,308	$20,144	$27,115
07/31/22	$28,864	$22,001	$29,761
08/31/22	$27,498	$21,104	$28,358
09/30/22	$24,055	$19,160	$24,808
10/31/22	$25,002	$20,711	$25,794
11/30/22	$27,417	$21,869	$28,303
12/31/22	$24,847	$20,609	$25,651
01/31/23	$28,927	$21,904	$29,879
02/28/23	$28,471	$21,369	$29,414
03/31/23	$31,120	$22,154	$32,167
04/30/23	$30,097	$22,500	$31,116
05/31/23	$33,425	$22,598	$34,573
06/30/23	$35,841	$24,091	$37,087
07/31/23	$38,205	$24,865	$39,546
08/31/23	$37,407	$24,469	$38,732
09/30/23	$35,144	$23,302	$36,397
10/31/23	$34,175	$22,812	$35,402
11/30/23	$39,728	$24,895	$41,167
12/31/23	$42,267	$26,026	$43,815
01/31/24	$43,621	$26,464	$45,210
02/29/24	$46,248	$27,877	$47,950
03/31/24	$46,974	$28,774	$48,720
04/30/24	$44,428	$27,599	$46,090
05/31/24	$46,946	$28,967	$48,720
06/30/24	$50,340	$30,006	$52,263
07/31/24	$48,526	$30,372	$50,393
08/31/24	$48,731	$31,108	$50,622
09/30/24	$51,031	$31,773	$53,033
10/31/24	$50,396	$31,485	$52,388
11/30/24	$53,079	$33,333	$55,195
12/31/24	$52,151	$32,538	$54,247
01/31/25	$55,018	$33,444	$57,249
02/28/25	$53,458	$33,008	$55,639
03/31/25	$49,623	$31,148	$51,663
04/30/25	$50,892	$30,937	$52,996
05/31/25	$55,804	$32,884	$58,132
06/30/25	$61,345	$34,556	$63,934
07/31/25	$61,340	$35,332	$63,947
08/31/25	$62,633	$36,048	$65,316
09/30/25	$70,643	$37,364	$73,706
10/31/25	$75,446	$38,239	$78,744
11/30/25	$71,520	$38,333	$74,661
12/31/25	$72,017	$38,356	$75,207
01/31/26	$73,034	$38,912	$76,288
02/28/26	$69,628	$38,616	$72,747
03/31/26	$66,229	$36,694	$69,215
04/30/26	$80,983	$40,544	$84,673
05/31/26	$96,076	$42,678	$100,498
06/30/26	$101,347	$42,271	$106,045

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XNTK	65.21%	20.20%	26.06%
S&P 500 Index	22.32%	13.41%	15.51%
NYSE Technology Index	65.87%	20.65%	26.63%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,347,377,243
  Number of Portfolio Holdings36
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$5,434,490

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	58.2%
Software	13.4%
Communications Equipment	5.9%
Interactive Media & Services	4.1%
Broadline Retail	3.4%
IT Services	3.3%
Electronic Equipment, Instruments & Components	2.8%
Technology Hardware, Storage & Peripherals	2.1%
Automobiles	1.9%
Ground Transportation	1.7%

Top Ten Holdings

Table Summary
Holdings	%
Micron Technology, Inc.	9.7%
Intel Corp.	7.5%
Marvell Technology, Inc.	7.2%
Applied Materials, Inc.	5.7%
Advanced Micro Devices, Inc.	5.6%
Lam Research Corp.	5.5%
ASML Holding NV NY Reg Shares	3.7%
Texas Instruments, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Crowdstrike Holdings, Inc., Class A	3.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® NYSE Technology ETF to the State Street® SPDR® NYSE Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XNTK

State Street® SPDR® S&P® Pharmaceuticals ETF

XPH

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the State Street® SPDR® S&P® Pharmaceuticals ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Pharmaceuticals ETF	$46	0.35%

How did the Fund perform last year and what affected its performance?

During the fiscal year, the Pharmaceutical industry delivered strong performance, driven by continued demand for innovative therapies and significant advances in obesity, diabetes, oncology, and specialty medicine treatments. GLP‑1 therapies remained a major growth catalyst, supporting revenue expansion and prompting increased investment across the broader biopharmaceutical landscape. Industry fundamentals also benefited from a healthy pace of product launches, positive clinical trial results, and ongoing development of next-generation therapies. While companies continued to navigate patent expirations, generic competition, pricing pressures, and regulatory scrutiny, these challenges were more than offset by strong growth from innovative drug portfolios and robust research pipelines. The sector also continued to leverage artificial intelligence and advanced analytics to enhance drug discovery and development productivity. As a result, the Pharmaceutical industry significantly outperformed the S&P 500 (+22.32%) during the fiscal year while surpassing them handily in all 4 fiscal quarters, reflecting investor confidence in the industry's earnings growth prospects, innovation pipeline, and expanding addressable markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XPH	S&P 500 Index	S&P Pharmaceuticals Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,987	$10,369	$10,989
08/31/16	$10,725	$10,383	$10,729
09/30/16	$10,574	$10,385	$10,580
10/31/16	$9,512	$10,196	$9,517
11/30/16	$9,404	$10,573	$9,405
12/31/16	$9,374	$10,782	$9,376
01/31/17	$9,298	$10,987	$9,301
02/28/17	$10,041	$11,423	$10,047
03/31/17	$10,047	$11,436	$10,055
04/30/17	$10,338	$11,554	$10,346
05/31/17	$10,014	$11,716	$10,021
06/30/17	$10,350	$11,790	$10,358
07/31/17	$10,384	$12,032	$10,392
08/31/17	$10,318	$12,069	$10,328
09/30/17	$10,251	$12,318	$10,262
10/31/17	$9,779	$12,605	$9,790
11/30/17	$10,366	$12,992	$10,380
12/31/17	$10,502	$13,136	$10,518
01/31/18	$10,776	$13,888	$10,794
02/28/18	$10,044	$13,377	$10,062
03/31/18	$10,119	$13,037	$10,140
04/30/18	$9,721	$13,087	$9,742
05/31/18	$10,174	$13,402	$10,199
06/30/18	$10,399	$13,484	$10,428
07/31/18	$11,240	$13,986	$11,275
08/31/18	$12,077	$14,442	$12,110
09/30/18	$11,761	$14,524	$11,796
10/31/18	$10,479	$13,531	$10,510
11/30/18	$10,568	$13,807	$10,602
12/31/18	$8,905	$12,560	$8,937
01/31/19	$9,747	$13,567	$9,784
02/28/19	$10,421	$14,003	$10,463
03/31/19	$10,120	$14,275	$10,164
04/30/19	$9,688	$14,853	$9,723
05/31/19	$8,945	$13,909	$8,977
06/30/19	$9,688	$14,889	$9,727
07/31/19	$9,254	$15,103	$9,291
08/31/19	$8,641	$14,864	$8,675
09/30/19	$8,702	$15,142	$8,736
10/31/19	$9,453	$15,470	$9,492
11/30/19	$9,990	$16,031	$10,035
12/31/19	$11,190	$16,515	$11,246
01/31/20	$11,094	$16,509	$11,152
02/29/20	$10,085	$15,150	$10,123
03/31/20	$8,847	$13,279	$8,881
04/30/20	$10,289	$14,981	$10,333
05/31/20	$10,590	$15,694	$10,638
06/30/20	$10,578	$16,006	$10,629
07/31/20	$10,467	$16,909	$10,520
08/31/20	$10,867	$18,124	$10,926
09/30/20	$10,682	$17,436	$10,743
10/31/20	$10,846	$16,972	$10,911
11/30/20	$11,757	$18,830	$11,832
12/31/20	$12,800	$19,554	$12,886
01/31/21	$12,764	$19,356	$12,854
02/28/21	$13,131	$19,890	$13,218
03/31/21	$12,385	$20,761	$12,470
04/30/21	$12,134	$21,869	$12,220
05/31/21	$12,446	$22,022	$12,539
06/30/21	$12,773	$22,536	$12,873
07/31/21	$12,433	$23,071	$12,532
08/31/21	$11,975	$23,773	$12,073
09/30/21	$11,721	$22,667	$11,820
10/31/21	$11,852	$24,255	$11,955
11/30/21	$11,330	$24,087	$11,417
12/31/21	$11,454	$25,167	$11,546
01/31/22	$10,816	$23,864	$10,902
02/28/22	$10,763	$23,150	$10,842
03/31/22	$11,281	$24,009	$11,363
04/30/22	$10,299	$21,916	$10,369
05/31/22	$10,469	$21,956	$10,540
06/30/22	$10,516	$20,144	$10,583
07/31/22	$10,724	$22,001	$10,788
08/31/22	$10,391	$21,104	$10,449
09/30/22	$10,073	$19,160	$10,118
10/31/22	$10,614	$20,711	$10,654
11/30/22	$10,785	$21,869	$10,823
12/31/22	$10,337	$20,609	$10,367
01/31/23	$10,987	$21,904	$11,017
02/28/23	$10,405	$21,369	$10,433
03/31/23	$10,381	$22,154	$10,410
04/30/23	$10,639	$22,500	$10,666
05/31/23	$9,982	$22,598	$10,007
06/30/23	$10,411	$24,091	$10,440
07/31/23	$11,095	$24,865	$11,129
08/31/23	$11,095	$24,469	$11,128
09/30/23	$10,121	$23,302	$10,149
10/31/23	$9,124	$22,812	$9,146
11/30/23	$9,419	$24,895	$9,436
12/31/23	$10,633	$26,026	$10,653
01/31/24	$10,740	$26,464	$10,758
02/29/24	$11,363	$27,877	$11,385
03/31/24	$11,067	$28,774	$11,089
04/30/24	$10,214	$27,599	$10,235
05/31/24	$10,377	$28,967	$10,398
06/30/24	$10,259	$30,006	$10,281
07/31/24	$11,149	$30,372	$11,176
08/31/24	$11,515	$31,108	$11,531
09/30/24	$11,493	$31,773	$11,490
10/31/24	$11,914	$31,485	$11,908
11/30/24	$11,958	$33,333	$11,935
12/31/24	$11,177	$32,538	$11,156
01/31/25	$11,721	$33,444	$11,699
02/28/25	$11,581	$33,008	$11,562
03/31/25	$11,433	$31,148	$11,416
04/30/25	$10,764	$30,937	$10,739
05/31/25	$10,591	$32,884	$10,569
06/30/25	$10,588	$34,556	$10,570
07/31/25	$10,777	$35,332	$10,761
08/31/25	$12,391	$36,048	$12,357
09/30/25	$12,563	$37,364	$12,520
10/31/25	$13,017	$38,239	$12,975
11/30/25	$14,328	$38,333	$14,286
12/31/25	$14,712	$38,356	$14,676
01/31/26	$14,517	$38,912	$14,486
02/28/26	$15,064	$38,616	$15,035
03/31/26	$14,183	$36,694	$14,158
04/30/26	$15,152	$40,544	$15,129
05/31/26	$15,316	$42,678	$15,297
06/30/26	$17,458	$42,271	$17,445

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
XPH	64.89%	6.45%	5.73%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Pharmaceuticals Select Industry Index	65.05%	6.27%	5.72%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$428,432,218
  Number of Portfolio Holdings67
  Portfolio Turnover Rate69%
  Total Advisory Fees Paid$880,051

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Pharmaceuticals	100.0%

Top Ten Holdings

Table Summary
Holdings	%
Definium Therapeutics, Inc.	3.1%
MBX Biosciences, Inc.	2.7%
Alumis, Inc.	2.1%
AtaiBeckley, Inc.	2.1%
Trevi Therapeutics, Inc.	2.1%
Enliven Therapeutics, Inc.	2.1%
Amylyx Pharmaceuticals, Inc.	2.0%
VeraDermics, Inc.	2.0%
Ligand Pharmaceuticals, Inc.	1.9%
Nuvation Bio, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Pharmaceuticals ETF to the State Street® SPDR® S&P® Pharmaceuticals ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XPH

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal years ending June 30, 2026 and June 30, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $1,144,091 and $1,485,013, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal years ending June 30, 2026 and June 30, 2025, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal year ended June 30, 2026, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $894,240. For the fiscal year ended June 30, 2025, the aggregate tax fees billed for professional services rendered by EY for the review of tax compliance and year-end distribution requirements were $216,969.

(d)	All Other Fees.

For the fiscal years ended June 30, 2026 and June 30, 2025, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,313,227 and $9,441,842, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2026 (in millions)		FY 2025 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$24.6		$18.5
Tax Fees	$3.7		$3.3
All Other Fees	$16.4		$15.8

(1)	Information is for the calendar years 2026 and 2025, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2026
SPDR ® Series Trust - Equity Funds
State Street SPDR FactSet Innovative Technology ETF (formerly SPDR FactSet Innovative Technology ETF)
State Street SPDR Global Dow ETF (formerly SPDR Global Dow ETF)
State Street SPDR MSCI USA StrategicFactorsSM ETF (formerly SPDR MSCI USA StrategicFactorsSM ETF)
State Street SPDR NYSE Technology ETF (formerly SPDR NYSE Technology ETF)
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF (formerly SPDR S&P 500 Fossil Fuel Reserves Free ETF)
State Street SPDR S&P Capital Markets ETF (formerly SPDR S&P Capital Markets ETF)
State Street SPDR S&P Health Care Equipment ETF (formerly SPDR S&P Health Care Equipment ETF)
State Street SPDR S&P Health Care Services ETF (formerly SPDR S&P Health Care Services ETF)
State Street SPDR S&P Insurance ETF (formerly SPDR S&P Insurance ETF)
State Street SPDR S&P Metals & Mining ETF (formerly SPDR S&P Metals & Mining ETF)
State Street SPDR S&P Oil & Gas Equipment & Services ETF (formerly SPDR S&P Oil & Gas Equipment & Services ETF)
State Street SPDR S&P Pharmaceuticals ETF (formerly SPDR S&P Pharmaceuticals ETF)
State Street SPDR S&P Retail ETF (formerly SPDR S&P Retail ETF)
State Street SPDR S&P Semiconductor ETF (formerly SPDR S&P Semiconductor ETF)
State Street SPDR S&P Software & Services ETF (formerly SPDR S&P Software & Services ETF)
State Street SPDR S&P Telecom ETF (formerly SPDR S&P Telecom ETF)
State Street SPDR S&P Transportation ETF (formerly SPDR S&P Transportation ETF)
State Street SPDR MSCI USA Gender Diversity ETF (formerly SPDR MSCI USA Gender Diversity ETF)
State Street SPDR ICE Preferred Securities ETF (formerly SPDR ICE Preferred Securities ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ACV Auctions, Inc. Class A (a)	81,702	$587,437
COMMUNICATIONS EQUIPMENT — 6.6%
Applied Optoelectronics, Inc. (a)	20,362	3,016,834
Arista Networks, Inc. (a)	5,232	888,812
Ubiquiti, Inc.	1,163	621,077
		4,526,723
CONSUMER FINANCE — 2.1%
LendingTree, Inc. (a)	12,075	534,802
NerdWallet, Inc. Class A (a)	45,208	418,174
Upstart Holdings, Inc. (a) (b)	13,228	468,668
		1,421,644
DIVERSIFIED CONSUMER SERVICES — 0.6%
Duolingo, Inc. (a)	3,326	382,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Aeva Technologies, Inc. (a)	40,774	1,171,029
Evolv Technologies Holdings, Inc. (a)	93,124	540,119
		1,711,148
ENTERTAINMENT — 1.4%
Netflix, Inc. (a)	6,858	489,661
Spotify Technology SA (a)	1,092	501,370
		991,031
FINANCIAL SERVICES — 0.8%
Toast, Inc. Class A (a)	18,503	514,753
HEALTH CARE TECHNOLOGY — 2.4%
Doximity, Inc. Class A (a)	14,887	308,756
Phreesia, Inc. (a)	40,172	413,370
Veeva Systems, Inc. Class A (a)	2,924	518,922
Waystar Holding Corp. (a)	19,994	410,477
		1,651,525
HOTELS, RESTAURANTS & LEISURE — 0.5%
Genius Sports Ltd. (a) (b)	59,562	360,946
INTERACTIVE MEDIA & SERVICES — 6.9%
Alphabet, Inc. Class A	2,111	754,408
EverQuote, Inc. Class A (a)	23,533	559,850
fuboTV, Inc. Class A (a)	20,451	188,149
MediaAlpha, Inc. Class A (a)	50,215	631,203
Meta Platforms, Inc. Class A	1,013	570,613
Nextdoor Holdings, Inc. (a)	275,443	625,256
Pinterest, Inc. Class A (a)	25,117	528,210
Reddit, Inc. Class A (a)	2,904	504,076
Snap, Inc. Class A (a)	89,302	396,501
		4,758,266
IT SERVICES — 6.3%
Applied Digital Corp. (a)	23,431	873,976
DigitalOcean Holdings, Inc. (a)	13,697	2,150,840
MongoDB, Inc. (a)	1,558	523,332
Security Description	Shares	Value
Snowflake, Inc. (a)	2,995	$762,228
		4,310,376
PROFESSIONAL SERVICES — 4.5%
Booz Allen Hamilton Holding Corp.	7,036	426,874
CACI International, Inc. Class A (a)	1,140	528,117
Innodata, Inc. (a)	12,458	941,576
Paycom Software, Inc.	3,918	492,414
Paylocity Holding Corp. (a)	4,326	452,197
Upwork, Inc. (a)	29,740	248,626
		3,089,804
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (a)	9,568	270,966
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 30.3%
ACM Research, Inc. Class A (a)	16,812	2,133,275
Advanced Micro Devices, Inc. (a)	3,097	1,799,078
Ambarella, Inc. (a)	8,672	744,058
ARM Holdings PLC ADR (a)	4,987	1,768,241
AXT, Inc. (a)	44,078	3,177,142
Broadcom, Inc.	1,814	685,238
Credo Technology Group Holding Ltd. (a)	4,536	1,233,565
Impinj, Inc. (a)	4,492	643,389
Nova Ltd. (a) (b)	2,067	1,122,257
NVIDIA Corp.	3,730	746,336
Onto Innovation, Inc. (a)	4,175	1,580,029
Silicon Motion Technology Corp. ADR	7,443	2,480,975
SiTime Corp. (a)	1,803	1,344,245
SkyWater Technology, Inc. (a)	37,175	1,294,433
		20,752,261
SOFTWARE — 31.9%
Alkami Technology, Inc. (a) (b)	29,287	530,680
Amplitude, Inc. Class A (a)	58,027	443,907
Appfolio, Inc. Class A (a)	2,821	452,347
AppLovin Corp. Class A (a)	973	501,319
Asana, Inc. Class A (a)	45,491	318,437
AvePoint, Inc. (a)	46,998	526,848
Bill Holdings, Inc. (a)	11,967	432,727
BlackLine, Inc. (a)	11,127	312,335
Braze, Inc. Class A (a)	19,698	427,250
C3.ai, Inc. Class A (a) (b)	42,750	388,598
Cellebrite DI Ltd. (a)	34,686	506,416
Clear Secure, Inc. Class A	15,960	889,451
Commvault Systems, Inc. (a)	5,369	760,948
Datadog, Inc. Class A (a)	4,471	1,164,070
Dynatrace, Inc. (a)	14,179	622,600
Elastic NV (a)	8,555	487,806
Five9, Inc. (a)	30,880	658,362
Freshworks, Inc. Class A (a)	49,643	502,387
Guidewire Software, Inc. (a)	3,183	391,668
HubSpot, Inc. (a)	1,736	316,837
Intapp, Inc. (a)	15,188	382,889
InterDigital, Inc.	1,843	521,809
See accompanying notes to financial statements.
1

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Intuit, Inc.	973	$253,953
JFrog Ltd. (a)	9,464	860,088
Klaviyo, Inc. Class A (a)	21,877	330,343
Life360, Inc. (a) (b)	9,661	534,833
LiveRamp Holdings, Inc. (a)	21,609	813,363
Manhattan Associates, Inc. (a)	3,758	523,301
Monday.com Ltd. (a)	4,160	301,142
nCino, Inc. (a)	25,630	419,051
Nutanix, Inc. Class A (a)	13,720	699,171
Pagaya Technologies Ltd. Class A (a) (b)	28,758	524,833
Palantir Technologies, Inc. Class A (a)	3,556	414,879
Pivotal Software, Inc. (a) (c)	40,792	—
Procore Technologies, Inc. (a)	8,768	356,156
PTC, Inc. (a)	3,709	421,379
Rubrik, Inc. Class A (a)	8,007	642,802
Sprout Social, Inc. Class A (a)	59,130	446,431
SPS Commerce, Inc. (a)	7,570	432,777
Vertex, Inc. Class A (a)	32,787	376,395
Weave Communications, Inc. (a)	93,124	557,813
Workday, Inc. Class A (a)	2,908	355,997
Workiva, Inc. (a)	7,475	362,612
Zeta Global Holdings Corp. Class A (a)	35,172	692,185
		21,859,195
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
IonQ, Inc. (a) (b)	12,965	690,516
Super Micro Computer, Inc. (a)	20,192	592,231
		1,282,747
TOTAL COMMON STOCKS (Cost $68,984,792)		68,471,379
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	37,179	37,179
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,586,503	$1,586,503
TOTAL SHORT-TERM INVESTMENTS (Cost $1,623,682)		1,623,682
TOTAL INVESTMENTS — 102.4% (Cost $70,608,474)		70,095,061
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(1,612,242)
NET ASSETS — 100.0%		$68,482,819

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$68,471,379	$—	$0 (a)	$68,471,379
Short-Term Investments	1,623,682	—	—	1,623,682
TOTAL INVESTMENTS	$70,095,061	$—	$0	$70,095,061

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
See accompanying notes to financial statements.
2

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,948	$29,948	$998,195	$990,964	$—	$—	37,179	$37,179	$1,053
State Street Navigator Securities Lending Portfolio II	3,038,098	3,038,098	71,340,570	72,792,165	—	—	1,586,503	1,586,503	13,519
Total		$3,068,046	$72,338,765	$73,783,129	$—	$—		$1,623,682	$14,572
See accompanying notes to financial statements.
3

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.2%
BHP Group Ltd. (a)	129,625	$5,334,370
National Australia Bank Ltd.	122,386	3,210,112
Rio Tinto PLC	56,078	5,300,868
		13,845,350
BELGIUM — 0.8%
Anheuser-Busch InBev SA	58,868	4,890,293
BRAZIL — 0.7%
Petroleo Brasileiro SA - Petrobras ADR	71,163	1,041,826
Petroleo Brasileiro SA - Petrobras Preference Shares	456,235	3,331,888
		4,373,714
CANADA — 1.4%
Nutrien Ltd. (a)	60,427	3,805,570
Royal Bank of Canada	24,155	5,000,064
		8,805,634
CHINA — 1.9%
Alibaba Group Holding Ltd.	53,800	636,993
Alibaba Group Holding Ltd. ADR	17,353	1,665,541
China Construction Bank Corp. Class H	3,446,288	3,546,463
Industrial & Commercial Bank of China Ltd. Class H	4,566,110	3,743,930
Tencent Holdings Ltd.	42,406	2,324,150
		11,917,077
FINLAND — 0.5%
Sampo OYJ Class A	305,787	3,214,280
FRANCE — 4.5%
Air Liquide SA	18,932	3,750,638
BNP Paribas SA	38,422	4,486,793
Cie de Saint-Gobain SA	32,630	2,953,134
Engie SA	165,662	5,225,584
LVMH Moet Hennessy Louis Vuitton SE	6,062	3,355,145
TotalEnergies SE	56,196	4,370,852
Vinci SA	25,375	3,707,636
		27,849,782
GERMANY — 3.4%
Allianz SE	8,538	4,042,236
BASF SE	67,957	3,634,584
Deutsche Bank AG	97,481	3,301,707
E.ON SE	193,344	3,984,430
SAP SE	13,423	2,056,433
Siemens AG	13,145	4,225,313
		21,244,703
INDIA — 1.2%
Infosys Ltd. ADR (a)	201,823	2,117,123
Reliance Industries Ltd.	205,020	2,802,439
Reliance Industries Ltd. GDR (b)	4,190	232,126
Security Description	Shares	Value
Tata Consultancy Services Ltd.	96,328	$2,067,325
		7,219,013
ITALY — 1.4%
Generali (a)	91,025	4,434,375
UniCredit SpA	45,526	4,073,424
		8,507,799
JAPAN — 7.1%
Canon, Inc. (a)	118,481	3,023,170
Honda Motor Co. Ltd.	307,715	2,802,142
Komatsu Ltd.	99,047	3,828,416
Mitsubishi Corp.	148,340	3,967,599
Mitsubishi UFJ Financial Group, Inc.	223,948	4,419,020
Mitsui & Co. Ltd.	141,646	3,919,287
Mizuho Financial Group, Inc.	104,922	4,998,684
Seven & i Holdings Co. Ltd.	261,952	3,154,223
SoftBank Group Corp.	125,124	4,590,767
Sony Financial Group, Inc.	121,180	106,547
Sony Group Corp.	121,180	2,445,595
Takeda Pharmaceutical Co. Ltd.	112,001	3,552,470
Toyota Motor Corp.	175,800	2,947,577
		43,755,497
LUXEMBOURG — 1.0%
ArcelorMittal SA	100,571	6,059,595
MEXICO — 0.8%
America Movil SAB de CV (a)	3,555,256	4,608,430
NETHERLANDS — 1.4%
ASML Holding NV	4,373	8,606,400
SOUTH AFRICA — 1.2%
Anglo American PLC	101,544	4,982,602
Naspers Ltd. Class N	53,043	2,655,775
		7,638,377
SOUTH KOREA — 2.3%
Samsung Electronics Co. Ltd.	24,816	5,349,864
Samsung Electronics Co. Ltd. GDR	1,659	8,942,010
		14,291,874
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	183,906	4,598,381
Banco Santander SA	350,436	4,841,497
Telefonica SA (a)	661,711	2,659,974
		12,099,852
SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson Class B	431,758	4,824,747
SWITZERLAND — 2.2%
ABB Ltd.	49,585	5,383,567
Nestle SA	38,172	3,931,482
UBS Group AG	86,952	4,318,226
		13,633,275
See accompanying notes to financial statements.
4

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
TAIWAN — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,806	$7,070,901
UNITED KINGDOM — 4.0%
AstraZeneca PLC	21,568	4,036,282
BAE Systems PLC	141,857	3,471,876
GSK PLC	172,761	4,542,372
HSBC Holdings PLC	257,835	4,896,359
National Grid PLC	247,479	4,099,259
Tesco PLC	597,160	3,635,565
		24,681,713
UNITED STATES — 57.8%
3M Co.	22,619	3,662,242
Abbott Laboratories	26,957	2,446,078
AbbVie, Inc.	16,508	4,154,073
Accenture PLC Class A	14,286	1,777,750
Adobe, Inc. (c)	9,931	2,036,054
Advanced Micro Devices, Inc. (c)	21,783	12,653,962
Alphabet, Inc. Class A	8,120	2,901,844
Alphabet, Inc. Class C	6,546	2,312,898
Amazon.com, Inc. (c)	15,097	3,598,219
American Express Co.	10,784	3,647,688
American International Group, Inc.	44,609	3,324,709
Amgen, Inc.	12,531	4,537,726
Apple, Inc.	15,389	4,452,961
AT&T, Inc.	120,580	2,496,006
Bank of America Corp.	69,466	3,958,173
Bank of New York Mellon Corp.	33,434	4,834,891
Baxter International, Inc.	146,830	3,130,416
Berkshire Hathaway, Inc. Class B (c)	7,094	3,549,767
Boeing Co. (c)	15,276	3,306,796
Booking Holdings, Inc.	16,000	2,851,840
BP PLC	605,396	3,753,202
Broadcom, Inc.	9,399	3,550,472
Carnival Corp. Ltd.	112,292	3,208,182
Caterpillar, Inc.	8,234	8,768,387
Chevron Corp.	22,074	3,658,986
Cisco Systems, Inc.	51,079	5,999,739
Coca-Cola Co.	51,313	4,170,207
Colgate-Palmolive Co.	41,830	3,834,974
ConocoPhillips	36,948	3,841,114
Costco Wholesale Corp.	3,648	3,412,595
CVS Health Corp.	47,047	4,867,012
Deere & Co.	7,396	4,691,505
Duke Energy Corp.	28,654	3,627,023
DuPont de Nemours, Inc.	36,612	4,966,052
eBay, Inc.	38,596	4,313,103
Eli Lilly & Co.	4,648	5,574,951
Exxon Mobil Corp.	30,922	4,227,656
FedEx Corp.	18,891	5,915,339
General Electric Co.	12,420	4,641,727
Gilead Sciences, Inc.	30,551	3,859,813
Goldman Sachs Group, Inc.	4,520	4,571,392
Home Depot, Inc.	8,428	2,972,387
Honeywell Aerospace, Inc. (c)	1,819	402,144
Security Description	Shares	Value
Honeywell International, Inc.	17,219	$3,855,334
Howmet Aerospace, Inc.	18,884	5,077,152
HP, Inc.	124,120	2,723,193
Intel Corp. (c)	140,721	19,648,873
International Business Machines Corp.	13,536	3,806,459
Intuit, Inc.	5,305	1,384,605
Johnson & Johnson	19,791	5,026,320
JPMorgan Chase & Co.	11,635	3,808,485
Linde PLC	7,350	3,814,209
McDonald's Corp.	11,363	3,071,532
Medtronic PLC	37,737	2,952,165
Merck & Co., Inc.	41,465	5,328,252
Meta Platforms, Inc. Class A	4,650	2,619,298
Microsoft Corp.	7,040	2,626,061
Mondelez International, Inc. Class A	56,529	3,269,637
Netflix, Inc. (c)	27,862	1,989,347
NextEra Energy, Inc.	49,033	4,303,626
NIKE, Inc. Class B	48,563	1,993,511
Novartis AG	27,869	4,373,220
NVIDIA Corp.	19,675	3,936,771
Oracle Corp.	10,774	1,578,930
Palantir Technologies, Inc. Class A (c)	20,910	2,439,570
PayPal Holdings, Inc.	53,036	2,290,094
PepsiCo, Inc.	24,687	3,342,620
Pfizer, Inc.	143,301	3,450,688
Philip Morris International, Inc.	21,318	3,856,639
Procter & Gamble Co.	22,064	3,235,465
Prologis, Inc. REIT	31,341	4,245,765
Qnity Electronics, Inc.	12	1,960
QUALCOMM, Inc.	21,876	4,042,466
Roche Holding AG	10,433	4,304,348
RTX Corp.	22,427	4,255,075
Salesforce, Inc.	14,397	2,255,434
ServiceNow, Inc. (c)	18,750	1,861,500
Shell PLC (d)	19,199	747,383
Shell PLC (d)	77,520	3,019,134
Simon Property Group, Inc. REIT	19,427	4,344,849
SLB Ltd.	97,387	4,527,522
Starbucks Corp.	42,020	4,294,024
Tesla, Inc. (c)	10,013	4,211,468
Travelers Cos., Inc.	12,808	4,228,177
Union Pacific Corp.	16,200	4,406,400
United Parcel Service, Inc. Class B	41,530	4,464,475
UnitedHealth Group, Inc.	10,017	4,163,366
Verizon Communications, Inc.	81,017	3,430,260
Visa, Inc. Class A	10,291	3,530,739
Walmart, Inc.	34,681	3,927,970
Walt Disney Co.	30,047	2,892,024
Wells Fargo & Co.	43,407	3,587,155
		357,005,605
TOTAL COMMON STOCKS (Cost $455,018,429)		616,143,911
See accompanying notes to financial statements.
5

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	1,253,080	$1,253,080
State Street Navigator Securities Lending Portfolio II (g) (h)	6,120,080	6,120,080
TOTAL SHORT-TERM INVESTMENTS (Cost $7,373,160)		7,373,160
TOTAL INVESTMENTS — 100.9% (Cost $462,391,589)		623,517,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(5,634,781)
NET ASSETS — 100.0%		$617,882,290

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.0% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	09/18/2026	$1,144,009	$1,132,238	$(11,771)
MSCI EAFE Index (long)	7	09/18/2026	1,106,693	1,100,855	(5,838)
					$(17,609)
During the year ended June 30, 2026, the average notional value related to futures contracts was $2,174,775.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$616,143,911	$—	$—	$616,143,911
Short-Term Investments	7,373,160	—	—	7,373,160
TOTAL INVESTMENTS	$623,517,071	$—	$—	$623,517,071
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(17,609)	$—	$—	$(17,609)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(17,609)	$—	$—	$(17,609)
See accompanying notes to financial statements.
6

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Sector Breakdown as of June 30, 2026

% of Net Assets
Information Technology	19.6%
Financials	17.6
Industrials	13.7
Health Care	11.4
Consumer Discretionary	7.6
Consumer Staples	7.2
Materials	6.7
Energy	5.8
Communication Services	5.3
Utilities	3.4
Real Estate	1.4
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	338,214	$338,214	$40,953,221	$40,038,355	$—	$—	1,253,080	$1,253,080	$32,708
State Street Navigator Securities Lending Portfolio II	7,487,897	7,487,897	119,727,164	121,094,981	—	—	6,120,080	6,120,080	180,736
Total		$7,826,111	$160,680,385	$161,133,336	$—	$—		$7,373,160	$213,444
See accompanying notes to financial statements.
7

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.8%
Axon Enterprise, Inc. (a)	152	$85,213
Boeing Co. (a)	2,564	555,029
Curtiss-Wright Corp.	1,095	829,747
FTAI Aviation Ltd.	290	78,454
General Dynamics Corp.	9,519	3,372,010
General Electric Co.	5,196	1,941,901
HEICO Corp.	170	60,552
HEICO Corp. Class A	286	73,762
Honeywell Aerospace, Inc. (a)	2,615	578,124
Howmet Aerospace, Inc.	12,528	3,368,278
L3Harris Technologies, Inc.	1,995	579,727
Lockheed Martin Corp.	16,021	8,162,059
Northrop Grumman Corp.	8,825	4,494,661
Rocket Lab Corp. (a)	181	18,399
RTX Corp.	16,909	3,208,145
Textron, Inc.	3,603	330,503
TransDigm Group, Inc.	151	201,138
		27,937,702
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	4,311	811,934
Expeditors International of Washington, Inc.	5,329	868,520
FedEx Corp.	4,078	1,276,944
United Parcel Service, Inc. Class B	15,013	1,613,898
		4,571,296
AIRLINES — 0.1%
Delta Air Lines, Inc.	4,474	419,035
United Airlines Holdings, Inc. (a)	3,062	416,401
		835,436
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	9,946	610,486
AUTOMOBILES — 0.6%
Ford Motor Co.	206,164	2,865,680
General Motors Co.	52,739	4,065,122
Rivian Automotive, Inc. Class A (a) (b)	5,903	102,417
Tesla, Inc. (a)	5,157	2,169,034
		9,202,253
BANKS — 3.6%
Bank of America Corp.	179,438	10,224,377
Citigroup, Inc.	48,671	6,811,993
Citizens Financial Group, Inc.	12,213	855,765
Fifth Third Bancorp	18,696	1,053,894
First Citizens BancShares, Inc. Class A	1,072	2,230,607
Huntington Bancshares, Inc.	56,644	1,004,298
JPMorgan Chase & Co.	48,620	15,914,785
KeyCorp	18,926	436,244
M&T Bank Corp.	4,444	1,057,716
Pinnacle Financial Partners, Inc.	3,766	379,914
Security Description	Shares	Value
PNC Financial Services Group, Inc.	9,997	$2,461,461
Regions Financial Corp.	24,219	731,414
Truist Financial Corp.	36,431	1,814,992
U.S. Bancorp	40,055	2,419,322
Wells Fargo & Co.	83,346	6,887,714
		54,284,496
BEVERAGES — 2.5%
Coca-Cola Co.	205,640	16,712,363
Constellation Brands, Inc. Class A	2,221	308,919
Keurig Dr. Pepper, Inc.	113,159	3,703,694
Monster Beverage Corp. (a)	69,548	6,684,954
PepsiCo, Inc.	80,728	10,930,571
		38,340,501
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	23,082	5,808,355
Alnylam Pharmaceuticals, Inc. (a)	11,338	3,413,078
Amgen, Inc.	8,967	3,247,130
Biogen, Inc. (a)	2,483	536,477
Gilead Sciences, Inc.	79,370	10,027,606
Incyte Corp. (a)	21,050	2,386,228
Insmed, Inc. (a)	78	8,316
Natera, Inc. (a)	96	26,059
Neurocrine Biosciences, Inc. (a)	14,514	2,446,117
Regeneron Pharmaceuticals, Inc.	4,670	2,911,932
United Therapeutics Corp. (a)	3,334	1,806,461
Vertex Pharmaceuticals, Inc. (a)	24,488	12,163,924
		44,781,683
BROADLINE RETAIL — 1.1%
Amazon.com, Inc. (a)	61,233	14,594,273
eBay, Inc.	3,581	400,177
MercadoLibre, Inc. (a)	1,217	2,065,724
		17,060,174
BUILDING PRODUCTS — 0.5%
Allegion PLC	3,480	488,905
Carlisle Cos., Inc.	1,414	512,928
Carrier Global Corp.	7,168	525,773
Johnson Controls International PLC	4,386	640,838
Lennox International, Inc.	1,359	778,639
Masco Corp.	2,226	181,130
Trane Technologies PLC	7,741	3,802,070
		6,930,283
CAPITAL MARKETS — 2.6%
Ameriprise Financial, Inc.	4,398	2,017,626
ARES Management Corp. Class A	794	88,380
Bank of New York Mellon Corp.	9,176	1,326,941
Blackrock, Inc.	4,932	4,742,414
Blackstone, Inc.	3,870	455,383
Carlyle Group, Inc.	2,321	97,737
Cboe Global Markets, Inc.	19,880	4,824,280
Charles Schwab Corp.	14,767	1,362,551
CME Group, Inc.	28,156	6,217,690
See accompanying notes to financial statements.
8

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Coinbase Global, Inc. Class A (a)	1,358	$198,526
Goldman Sachs Group, Inc.	3,778	3,820,956
Interactive Brokers Group, Inc. Class A	2,466	214,641
Intercontinental Exchange, Inc.	13,546	1,667,648
KKR & Co., Inc.	5,948	545,907
LPL Financial Holdings, Inc.	1,082	304,778
Moody's Corp.	5,475	2,479,737
Morgan Stanley	13,992	2,924,888
MSCI, Inc.	229	128,249
Nasdaq, Inc.	3,115	245,524
Northern Trust Corp.	2,475	430,254
Raymond James Financial, Inc.	7,318	1,112,556
Robinhood Markets, Inc. Class A (a)	2,578	258,522
S&P Global, Inc.	2,315	942,807
State Street Corp. (c)	4,947	839,011
T. Rowe Price Group, Inc.	10,163	1,155,431
Tradeweb Markets, Inc. Class A	11,008	1,097,057
		39,499,494
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	1,903	557,922
CF Industries Holdings, Inc.	2,177	235,682
Corteva, Inc.	25,213	2,135,289
Dow, Inc.	17,817	487,473
DuPont de Nemours, Inc.	2,530	343,169
Ecolab, Inc.	1,481	412,621
International Flavors & Fragrances, Inc.	4,305	341,042
Linde PLC	21,584	11,200,801
LyondellBasell Industries NV Class A	6,675	351,439
PPG Industries, Inc.	4,318	523,730
RPM International, Inc.	1,302	144,717
Sherwin-Williams Co.	7,542	2,596,862
		19,330,747
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Cintas Corp.	12,542	2,133,143
Copart, Inc. (a)	31,873	898,500
Republic Services, Inc.	31,346	6,679,206
Rollins, Inc.	45,426	1,896,081
Veralto Corp.	8,787	779,231
Waste Connections, Inc.	39,878	6,647,264
Waste Management, Inc.	34,221	7,627,177
		26,660,602
COMMUNICATIONS EQUIPMENT — 3.0%
Arista Networks, Inc. (a)	50,913	8,649,101
Ciena Corp. (a)	4,077	2,000,013
Cisco Systems, Inc.	189,185	22,221,670
F5, Inc. (a)	9,144	3,803,538
Lumentum Holdings, Inc. (a)	26	22,310
Motorola Solutions, Inc.	21,442	8,904,648
		45,601,280
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	1,268	$2,513,112
EMCOR Group, Inc.	1,666	1,382,580
MasTec, Inc. (a)	360	149,782
Quanta Services, Inc.	547	393,862
		4,439,336
CONSTRUCTION MATERIALS — 0.1%
Amrize Ltd. (a)	8,011	426,986
CRH PLC	10,489	1,122,323
Martin Marietta Materials, Inc.	491	283,160
Vulcan Materials Co.	961	283,505
		2,115,974
CONSUMER FINANCE — 0.3%
American Express Co.	5,098	1,724,398
Capital One Financial Corp.	11,880	2,383,366
SoFi Technologies, Inc. (a) (b)	11,688	209,566
Synchrony Financial	9,613	731,069
		5,048,399
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Casey's General Stores, Inc.	238	189,160
Costco Wholesale Corp.	17,321	16,203,276
Dollar General Corp.	5,460	628,501
Dollar Tree, Inc. (a)	3,709	448,603
Kroger Co.	70,849	3,934,245
Sysco Corp.	11,222	937,935
Target Corp.	11,866	1,549,818
Walmart, Inc.	181,355	20,540,267
		44,431,805
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	9,919	429,989
Avery Dennison Corp.	933	151,472
Ball Corp.	4,665	291,096
International Paper Co.	13,971	532,295
Packaging Corp. of America	1,190	283,553
Smurfit Westrock PLC	13,257	613,269
		2,301,674
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	3,963	467,555
DIVERSIFIED REITs — 0.0% *
WP Carey, Inc. REIT	2,649	189,404
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	384,595	7,961,116
Comcast Corp. Class A	181,463	4,454,917
Verizon Communications, Inc.	257,124	10,886,630
		23,302,663
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	3,554	271,135
American Electric Power Co., Inc.	26,964	3,688,945
Constellation Energy Corp.	2,237	555,604
Duke Energy Corp.	71,509	9,051,609
Edison International	10,162	756,561
Entergy Corp.	4,991	573,266
See accompanying notes to financial statements.
9

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Evergy, Inc.	3,904	$337,423
Eversource Energy	5,799	419,094
Exelon Corp.	20,554	958,227
FirstEnergy Corp.	9,469	450,156
NextEra Energy, Inc.	26,179	2,297,731
NRG Energy, Inc.	2,266	330,972
PG&E Corp.	60,789	1,022,471
PPL Corp.	18,787	682,907
Southern Co.	91,618	8,768,759
Xcel Energy, Inc.	41,027	3,294,468
		33,459,328
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	7,480	1,809,711
Bloom Energy Corp. Class A (a)	125	37,838
Eaton Corp. PLC	12,554	5,349,510
Emerson Electric Co.	4,996	715,177
GE Vernova, Inc.	4,013	4,714,713
Hubbell, Inc.	1,764	922,925
Rockwell Automation, Inc.	594	294,078
Vertiv Holdings Co. Class A	599	200,557
		14,044,509
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. Class A	86,492	15,250,269
CDW Corp.	6,327	889,829
Coherent Corp. (a)	424	167,255
Corning, Inc.	22,664	5,789,066
Fabrinet (a)	1,117	627,843
Flex Ltd. (a)	2,930	474,865
Jabil, Inc.	4,433	1,708,833
Keysight Technologies, Inc. (a)	593	207,592
TE Connectivity PLC	16,335	3,293,299
Teledyne Technologies, Inc. (a)	7,713	5,143,800
		33,552,651
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	11,549	640,970
Halliburton Co.	13,322	452,282
SLB Ltd.	19,717	916,643
TechnipFMC PLC	2,491	165,153
		2,175,048
ENTERTAINMENT — 1.7%
Electronic Arts, Inc.	21,932	4,496,937
Liberty Media Corp.-Liberty Formula One Class C (a)	27,630	2,628,718
Live Nation Entertainment, Inc. (a)	983	179,997
Netflix, Inc. (a)	179,553	12,820,084
ROBLOX Corp. Class A (a)	258	14,030
Take-Two Interactive Software, Inc. (a)	4,057	1,014,169
Walt Disney Co.	29,211	2,811,559
Warner Bros Discovery, Inc. (a)	48,236	1,285,972
		25,251,466
Security Description	Shares	Value
FINANCIAL SERVICES — 4.8%
Affirm Holdings, Inc. (a)	632	$51,540
Apollo Global Management, Inc.	5,432	642,660
Berkshire Hathaway, Inc. Class B (a)	34,757	17,392,055
Block, Inc. (a)	7,305	555,180
Corebridge Financial, Inc.	7,942	227,379
Corpay, Inc. (a)	527	175,633
Fidelity National Information Services, Inc.	9,529	370,488
Fiserv, Inc. (a)	16,473	808,001
Global Payments, Inc.	7,227	524,391
Mastercard, Inc. Class A	43,364	22,271,750
PayPal Holdings, Inc.	44,273	1,911,708
Rocket Cos., Inc. Class A (a)	4	63
Toast, Inc. Class A (a)	514	14,300
Visa, Inc. Class A	83,227	28,554,351
		73,499,499
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	15,079	1,152,036
Bunge Global SA	4,469	476,976
General Mills, Inc.	15,733	547,508
Hershey Co.	11,420	2,003,639
Kraft Heinz Co.	34,066	804,639
McCormick & Co., Inc.	10,918	550,486
Mondelez International, Inc. Class A	77,096	4,459,233
Tyson Foods, Inc. Class A	23,498	1,345,260
		11,339,777
GAS UTILITIES — 0.0% *
Atmos Energy Corp.	3,836	660,828
GROUND TRANSPORTATION — 0.8%
CSX Corp.	15,182	721,600
Fedex Freight Holding Co., Inc. (a)	2,040	308,040
JB Hunt Transport Services, Inc.	767	221,993
Norfolk Southern Corp.	1,927	606,215
Old Dominion Freight Line, Inc.	6,516	1,411,366
Uber Technologies, Inc. (a)	37,157	2,681,249
Union Pacific Corp.	19,600	5,331,200
XPO, Inc. (a)	697	143,087
		11,424,750
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	58,469	5,305,477
ABIOMED, Inc. (a)	36	37
Becton Dickinson & Co.	5,638	853,199
Boston Scientific Corp. (a)	39,237	1,674,635
Cooper Cos., Inc. (a)	2,726	195,481
Dexcom, Inc. (a)	13,491	908,619
Edwards Lifesciences Corp. (a)	19,464	1,760,713
GE HealthCare Technologies, Inc.	8,226	526,546
Hologic, Inc. (a)	3,543	35
IDEXX Laboratories, Inc. (a)	3,454	1,818,324
Insulet Corp. (a)	2,084	317,289
Intuitive Surgical, Inc. (a)	10,663	4,240,462
See accompanying notes to financial statements.
10

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Medline, Inc. Class A (a)	6,079	$239,756
Medtronic PLC	25,785	2,017,161
ResMed, Inc.	5,209	1,015,130
STERIS PLC	908	191,198
Stryker Corp.	2,503	788,044
Zimmer Biomet Holdings, Inc.	4,010	345,221
		22,197,327
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	10,543	2,504,595
Cencora, Inc.	28,932	8,187,177
Centene Corp. (a)	28,289	1,815,871
Cigna Group	13,359	3,682,809
CVS Health Corp.	47,772	4,942,013
Elevance Health, Inc.	10,214	3,950,060
HCA Healthcare, Inc.	4,148	1,617,264
Humana, Inc.	4,025	1,598,811
Labcorp Holdings, Inc.	1,222	342,160
McKesson Corp.	11,384	8,601,750
Quest Diagnostics, Inc.	1,486	314,958
UnitedHealth Group, Inc.	21,381	8,886,585
		46,444,053
HEALTH CARE REITs — 0.6%
Ventas, Inc. REIT	12,604	1,119,235
Welltower, Inc. REIT	36,851	8,364,072
		9,483,307
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	5,033	893,207
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	3,124	447,044
Booking Holdings, Inc.	5,287	942,355
Carnival Corp. Ltd.	21,246	606,998
Chipotle Mexican Grill, Inc. (a)	46,767	1,590,078
Darden Restaurants, Inc.	1,173	241,650
Domino's Pizza, Inc.	194	57,432
DoorDash, Inc. Class A (a)	7,184	1,325,663
Expedia Group, Inc.	1,017	260,230
Flutter Entertainment PLC (a)	2,527	258,184
Hilton Worldwide Holdings, Inc.	668	220,747
Hyatt Hotels Corp. Class A	219	42,451
Las Vegas Sands Corp.	2,430	112,242
Marriott International, Inc. Class A	881	326,490
McDonald's Corp.	25,265	6,829,382
Royal Caribbean Cruises Ltd.	2,473	785,252
Starbucks Corp.	6,987	714,001
Yum! Brands, Inc.	31,688	5,065,644
		19,825,843
HOUSEHOLD DURABLES — 0.4%
Dr. Horton, Inc.	13,072	2,129,167
Garmin Ltd.	5,713	1,357,066
Lennar Corp. Class A	8,660	783,643
NVR, Inc. (a)	129	878,929
PulteGroup, Inc.	10,009	1,373,335
Security Description	Shares	Value
SharkNinja, Inc. (a) (b)	697	$106,132
		6,628,272
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	37,852	3,667,102
Clorox Co.	1,487	141,919
Colgate-Palmolive Co.	56,582	5,187,438
Kimberly-Clark Corp.	4,486	492,428
Procter & Gamble Co.	122,952	18,029,681
		27,518,568
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
Vistra Corp.	3,183	504,919
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	23,281	3,769,427
Honeywell International, Inc.	2,615	585,498
		4,354,925
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	7,866	1,065,607
INSURANCE — 3.7%
Aflac, Inc.	7,593	890,279
Allstate Corp.	17,485	4,160,381
American International Group, Inc.	14,810	1,103,789
Aon PLC Class A	8,373	2,777,240
Arch Capital Group Ltd. (a)	11,554	1,121,431
Arthur J Gallagher & Co.	9,897	2,272,054
Brown & Brown, Inc.	4,709	302,082
Chubb Ltd.	29,078	9,908,038
Cincinnati Financial Corp.	2,801	518,577
Erie Indemnity Co. Class A	2,905	696,474
Everest Group Ltd.	1,593	569,067
Fidelity National Financial, Inc.	4,805	226,604
Hartford Insurance Group, Inc.	18,052	2,392,251
Loews Corp.	20,275	2,295,333
Markel Group, Inc. (a)	257	501,924
Marsh & McLennan Cos., Inc.	29,304	4,884,098
MetLife, Inc.	13,555	1,146,889
Principal Financial Group, Inc.	3,587	386,607
Progressive Corp.	40,457	8,837,832
Prudential Financial, Inc.	13,009	1,404,061
Travelers Cos., Inc.	20,907	6,901,819
W.R. Berkley Corp.	8,810	621,369
Willis Towers Watson PLC	7,098	1,855,204
		55,773,403
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class A	60,137	21,491,160
Alphabet, Inc. Class C	53,982	19,073,460
Meta Platforms, Inc. Class A	57,432	32,350,871
Reddit, Inc. Class A (a)	98	17,011
		72,932,502
IT SERVICES — 1.6%
Accenture PLC Class A	48,384	6,020,905
Cloudflare, Inc. Class A (a)	5,341	1,310,040
See accompanying notes to financial statements.
11

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	69,824	$2,704,283
CoreWeave, Inc. Class A (a)	675	67,189
International Business Machines Corp.	32,432	9,120,203
MongoDB, Inc. (a)	84	28,216
Okta, Inc. (a)	986	134,540
Snowflake, Inc. (a)	8,926	2,271,667
Twilio, Inc. Class A (a)	528	108,942
VeriSign, Inc.	13,235	3,329,397
		25,095,382
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	9,847	1,307,977
Danaher Corp.	6,896	1,313,550
Illumina, Inc. (a)	867	152,445
IQVIA Holdings, Inc. (a)	1,975	381,609
Mettler-Toledo International, Inc. (a)	104	132,861
Thermo Fisher Scientific, Inc.	3,950	1,980,372
Waters Corp. (a)	3,271	1,226,756
West Pharmaceutical Services, Inc.	2,349	843,291
		7,338,861
MACHINERY — 1.3%
Caterpillar, Inc.	2,279	2,426,907
CNH Industrial NV (b)	30,618	343,840
Cummins, Inc.	4,855	3,462,635
Deere & Co.	2,562	1,625,153
Dover Corp.	1,266	283,938
Fortive Corp.	3,266	199,520
Graco, Inc.	6,137	464,019
IDEX Corp.	551	125,049
Illinois Tool Works, Inc.	11,128	3,009,790
Ingersoll Rand, Inc.	3,520	288,605
Nordson Corp.	479	144,510
Otis Worldwide Corp.	3,289	235,492
PACCAR, Inc.	8,110	974,173
Parker-Hannifin Corp.	3,975	3,888,027
Pentair PLC	6,155	471,842
Snap-on, Inc.	2,012	809,629
Westinghouse Air Brake Technologies Corp.	1,316	354,794
Xylem, Inc.	3,089	365,151
		19,473,074
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	6,860	975,561
EchoStar Corp. Class A (a)	750	76,125
Fox Corp. Class A	3,964	206,762
Fox Corp. Class B	2,872	134,524
News Corp. Class A	6,399	158,887
Omnicom Group, Inc.	6,778	493,642
		2,045,501
Security Description	Shares	Value
METALS & MINING — 0.7%
Coeur Mining, Inc.	37,817	$617,173
Freeport-McMoRan, Inc.	11,983	753,611
Newmont Corp.	75,539	7,055,342
Nucor Corp.	3,684	820,611
Reliance, Inc.	801	299,254
Steel Dynamics, Inc.	1,895	434,827
		9,980,818
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Annaly Capital Management, Inc. REIT	11,800	263,848
MULTI-UTILITIES — 1.3%
Ameren Corp.	16,801	1,899,185
CenterPoint Energy, Inc.	9,111	401,248
CMS Energy Corp.	18,060	1,381,590
Consolidated Edison, Inc.	64,144	7,096,251
Dominion Energy, Inc.	31,376	2,142,667
DTE Energy Co.	3,214	489,717
NiSource, Inc.	5,503	261,668
Public Service Enterprise Group, Inc.	6,858	556,595
Sempra	8,893	824,470
WEC Energy Group, Inc.	41,974	4,901,304
		19,954,695
OIL, GAS & CONSUMABLE FUELS — 2.8%
Cheniere Energy, Inc.	7,531	1,799,984
Chevron Corp.	40,052	6,639,020
ConocoPhillips	20,879	2,170,581
Devon Energy Corp.	14,628	604,429
Diamondback Energy, Inc.	3,222	566,363
EOG Resources, Inc.	15,719	2,039,226
EQT Corp.	9,044	480,870
Expand Energy Corp.	18,654	1,701,058
Exxon Mobil Corp.	106,231	14,523,902
Kinder Morgan, Inc.	20,779	664,305
Marathon Petroleum Corp.	7,132	1,823,439
Occidental Petroleum Corp.	12,837	623,493
ONEOK, Inc.	8,862	770,462
Phillips 66 Co.	10,028	1,695,233
Targa Resources Corp.	1,388	372,178
Texas Pacific Land Corp.	1,997	873,967
Valero Energy Corp.	7,115	1,853,031
Williams Cos., Inc.	38,827	2,886,399
		42,087,940
PERSONAL CARE PRODUCTS — 0.0% *
Estee Lauder Cos., Inc. Class A	2,298	181,427
Kenvue, Inc.	26,784	511,842
		693,269
PHARMACEUTICALS — 6.2%
Bristol-Myers Squibb Co.	86,060	4,958,777
Eli Lilly & Co.	29,818	35,764,604
Johnson & Johnson	116,247	29,523,250
See accompanying notes to financial statements.
12

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Merck & Co., Inc.	157,064	$20,182,724
Pfizer, Inc.	124,364	2,994,685
Royalty Pharma PLC Class A	3,380	189,517
Zoetis, Inc.	18,988	1,364,478
		94,978,035
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	18,704	4,188,761
Broadridge Financial Solutions, Inc.	4,159	569,575
Equifax, Inc.	979	155,387
Jacobs Solutions, Inc.	1,607	202,482
Leidos Holdings, Inc.	2,353	242,288
Paychex, Inc.	12,223	1,201,888
SS&C Technologies Holdings, Inc.	2,858	177,339
TransUnion	1,871	134,974
Verisk Analytics, Inc.	761	136,622
		7,009,316
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
CBRE Group, Inc. Class A (a)	4,003	539,164
CoStar Group, Inc. (a)	1,986	56,244
		595,408
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	1,611	303,980
Equity Residential REIT	4,021	273,147
Essex Property Trust, Inc. REIT	707	206,154
Invitation Homes, Inc. REIT	7,863	237,541
Mid-America Apartment Communities, Inc. REIT	1,412	196,183
Sun Communities, Inc. REIT	10,028	1,202,457
		2,419,462
RETAIL REITs — 0.3%
Kimco Realty Corp. REIT	10,149	257,277
Realty Income Corp. REIT	65,772	4,075,233
Regency Centers Corp. REIT	1,974	157,407
Simon Property Group, Inc. REIT	2,137	477,940
		4,967,857
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.3%
Advanced Micro Devices, Inc. (a)	10,485	6,090,841
Analog Devices, Inc.	7,216	2,865,979
Applied Materials, Inc.	35,471	25,645,533
Astera Labs, Inc. (a)	2,447	1,181,950
Broadcom, Inc.	20,877	7,886,287
Credo Technology Group Holding Ltd. (a)	4,196	1,141,102
Entegris, Inc.	1,028	184,896
First Solar, Inc. (a)	10,466	2,469,557
Intel Corp. (a)	14,344	2,002,853
KLA Corp.	56,910	17,170,316
Lam Research Corp.	50,843	22,031,797
Marvell Technology, Inc.	11,633	3,465,354
Microchip Technology, Inc.	3,063	279,346
Security Description	Shares	Value
Micron Technology, Inc.	6,064	$6,999,615
Monolithic Power Systems, Inc.	108	149,295
NVIDIA Corp.	193,721	38,761,635
NXP Semiconductors NV	1,984	557,564
ON Semiconductor Corp. (a)	3,126	295,532
Qnity Electronics, Inc.	1,424	232,553
QUALCOMM, Inc.	12,980	2,398,574
Teradyne, Inc.	4,707	2,277,435
Texas Instruments, Inc.	41,056	12,237,562
		156,325,576
SOFTWARE — 8.3%
Adobe, Inc. (a)	31,128	6,381,863
AppLovin Corp. Class A (a)	12,711	6,549,089
Atlassian Corp. Class A (a)	88	6,846
Autodesk, Inc. (a)	21,427	4,165,837
Cadence Design Systems, Inc. (a)	11,165	4,190,448
Circle Internet Group, Inc. (a)	3,088	193,401
Crowdstrike Holdings, Inc. Class A (a)	1,825	1,392,730
Datadog, Inc. Class A (a)	2,563	667,303
Fair Isaac Corp. (a)	1,325	1,583,083
Fortinet, Inc. (a)	54,742	8,409,466
Gen Digital, Inc.	57,353	1,427,516
Intuit, Inc.	18,225	4,756,725
IREN Ltd. (a)	597	27,301
Microsoft Corp.	115,103	42,935,721
Oracle Corp.	16,374	2,399,610
Palantir Technologies, Inc. Class A (a)	93,055	10,856,727
Palo Alto Networks, Inc. (a)	16,142	5,504,745
PTC, Inc. (a)	19,458	2,210,623
Roper Technologies, Inc.	14,377	4,865,033
Salesforce, Inc.	34,254	5,366,232
Samsara, Inc. Class A (a)	101	3,275
ServiceNow, Inc. (a)	42,948	4,263,877
Strategy, Inc. (a) (b)	2,255	196,027
Synopsys, Inc. (a)	5,142	2,293,692
Trimble, Inc. (a)	2,084	106,659
Tyler Technologies, Inc. (a)	6,895	2,016,512
Workday, Inc. Class A (a)	16,977	2,078,324
Zoom Communications, Inc. (a)	15,132	1,306,043
Zscaler, Inc. (a)	77	10,869
		126,165,577
SPECIALIZED REITs — 0.2%
American Tower Corp. REIT	2,793	456,851
Crown Castle, Inc. REIT	2,613	197,883
Digital Realty Trust, Inc. REIT	2,679	481,095
Equinix, Inc. REIT	344	358,582
Extra Space Storage, Inc. REIT	2,381	345,959
Gaming & Leisure Properties, Inc. REIT	3,212	143,030
Iron Mountain, Inc. REIT	985	124,415
Public Storage REIT	1,006	320,220
SBA Communications Corp. REIT	596	105,170
VICI Properties, Inc. REIT	22,267	591,189
See accompanying notes to financial statements.
13

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Weyerhaeuser Co. REIT	10,266	$245,768
		3,370,162
SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	1,380	4,410,397
Best Buy Co., Inc.	13,105	994,407
Burlington Stores, Inc. (a)	602	190,714
Carvana Co. (a)	1,954	128,612
Dick's Sporting Goods, Inc. (b)	1,115	252,893
Home Depot, Inc.	11,353	4,003,976
Lowe's Cos., Inc.	6,877	1,516,310
O'Reilly Automotive, Inc. (a)	45,688	4,207,408
Ross Stores, Inc.	11,137	2,370,510
TJX Cos., Inc.	78,749	11,930,474
Tractor Supply Co.	8,958	283,162
Ulta Beauty, Inc. (a)	1,913	862,725
Williams-Sonoma, Inc.	5,305	1,236,596
		32,388,184
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	150,935	43,674,552
Dell Technologies, Inc. Class C	2,489	1,073,904
Everpure, Inc. Class A (a)	803	63,268
Hewlett Packard Enterprise Co.	25,337	1,142,952
HP, Inc.	34,833	764,236
IonQ, Inc. (a) (b)	239	12,729
NetApp, Inc.	7,500	1,160,700
Seagate Technology Holdings PLC	2,476	2,389,340
Super Micro Computer, Inc. (a)	8,242	241,738
Western Digital Corp.	2,665	1,702,189
		52,225,608
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	6,383	633,768
Lululemon Athletica, Inc. (a)	5,550	633,699
NIKE, Inc. Class B	20,318	834,054
Tapestry, Inc.	1,365	199,809
		2,301,330
TOBACCO — 0.3%
Altria Group, Inc.	15,642	1,125,442
Philip Morris International, Inc.	22,712	4,108,828
		5,234,270
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	42,619	2,046,991
Security Description	Shares	Value
Ferguson Enterprises, Inc.	7,653	$1,816,286
United Rentals, Inc.	627	710,322
Watsco, Inc. (b)	1,230	512,578
WW Grainger, Inc.	1,679	2,284,112
		7,370,289
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	4,229	556,452
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc.	36,509	6,123,654
TOTAL COMMON STOCKS (Cost $1,193,264,152)		1,519,937,600
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	4,608,645	4,608,645
State Street Navigator Securities Lending Portfolio II (c) (f)	1,235,174	1,235,174
TOTAL SHORT-TERM INVESTMENTS (Cost $5,843,819)		5,843,819
TOTAL INVESTMENTS — 100.0% (Cost $1,199,107,971)		1,525,781,419
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(145,507)
NET ASSETS — 100.0%		$1,525,635,912

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	09/18/2026	$4,529,392	$4,528,950	$(442)
During the year ended June 30, 2026, the average notional value related to futures contracts was $4,120,558.
See accompanying notes to financial statements.
14

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,519,937,528	$72	$—	$1,519,937,600
Short-Term Investments	5,843,819	—	—	5,843,819
TOTAL INVESTMENTS	$1,525,781,347	$72	$—	$1,525,781,419
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(442)	$—	$—	$(442)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(442)	$—	$—	$(442)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	8,226	$874,753	$147,135	$563,919	$181,083	$199,959	4,947	$839,011	$22,407
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,950,008	2,950,008	42,103,931	40,445,294	—	—	4,608,645	4,608,645	160,006
State Street Navigator Securities Lending Portfolio II	2,043,805	2,043,805	52,249,943	53,058,574	—	—	1,235,174	1,235,174	4,833
Total		$5,868,566	$94,501,009	$94,067,787	$181,083	$199,959		$6,682,830	$187,246
See accompanying notes to financial statements.
15

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTOMOBILES — 1.9%
Tesla, Inc. (a)	103,988	$43,737,353
BROADLINE RETAIL — 3.4%
Alibaba Group Holding Ltd. ADR (b)	306,562	29,423,821
Amazon.com, Inc. (a)	211,022	50,294,983
		79,718,804
COMMUNICATIONS EQUIPMENT — 5.9%
Arista Networks, Inc. (a)	382,594	64,995,069
Cisco Systems, Inc.	613,551	72,067,700
		137,062,769
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Amphenol Corp. Class A	369,330	65,120,266
ENTERTAINMENT — 1.5%
Netflix, Inc. (a)	501,430	35,802,102
GROUND TRANSPORTATION — 1.7%
Uber Technologies, Inc. (a)	560,838	40,470,070
HOTELS, RESTAURANTS & LEISURE — 1.7%
Booking Holdings, Inc.	225,125	40,126,280
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class A	154,347	55,158,987
Meta Platforms, Inc. Class A	74,072	41,724,017
		96,883,004
IT SERVICES — 3.3%
International Business Machines Corp.	154,369	43,410,107
Shopify, Inc. Class A (a)	290,657	33,187,216
		76,597,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 58.2%
Advanced Micro Devices, Inc. (a)	226,488	131,569,144
Applied Materials, Inc.	184,184	133,165,032
ASML Holding NV NY Reg Shares	44,194	87,921,311
Broadcom, Inc.	132,612	50,094,183
Intel Corp. (a)	1,262,362	176,263,606
Lam Research Corp.	297,362	128,855,876
Marvell Technology, Inc.	565,351	168,412,409
Micron Technology, Inc.	197,922	228,459,385
NVIDIA Corp.	272,673	54,559,141
QUALCOMM, Inc.	267,681	49,464,772
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	163,448	78,057,861
Security Description	Shares	Value
Texas Instruments, Inc.	266,081	$79,310,764
		1,366,133,484
SOFTWARE — 13.4%
Adobe, Inc. (a)	133,896	27,451,358
AppLovin Corp. Class A (a)	71,166	36,666,858
Crowdstrike Holdings, Inc. Class A (a)	94,534	72,142,677
Intuit, Inc.	71,131	18,565,191
Microsoft Corp.	99,745	37,206,880
Oracle Corp.	251,237	36,818,782
Palantir Technologies, Inc. Class A (a)	260,006	30,334,900
Salesforce, Inc.	182,015	28,514,470
ServiceNow, Inc. (a)	275,851	27,386,487
		315,087,603
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Apple, Inc.	171,514	49,629,291
TOTAL COMMON STOCKS (Cost $1,351,334,948)		2,346,368,349
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $871,522)	871,522	871,522
TOTAL INVESTMENTS — 100.0% (Cost $1,352,206,470)		2,347,239,871
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		137,372
NET ASSETS — 100.0%		$2,347,377,243

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
See accompanying notes to financial statements.
16

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,346,368,349	$—	$—	$2,346,368,349
Short-Term Investment	871,522	—	—	871,522
TOTAL INVESTMENTS	$2,347,239,871	$—	$—	$2,347,239,871
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	866,903	$866,903	$17,152,716	$17,148,097	$—	$—	871,522	$871,522	$56,213
State Street Navigator Securities Lending Portfolio II	529,726	529,726	381,383,701	381,913,427	—	—	—	—	39,072
Total		$1,396,629	$398,536,417	$399,061,524	$—	$—		$871,522	$95,285
See accompanying notes to financial statements.
17

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	3,465	$1,942,514
Boeing Co. (a)	34,663	7,503,500
General Dynamics Corp.	11,200	3,967,488
General Electric Co.	45,941	17,169,530
Honeywell Aerospace, Inc. (a)	13,950	3,084,066
Howmet Aerospace, Inc.	17,618	4,736,775
Huntington Ingalls Industries, Inc.	1,736	485,889
L3Harris Technologies, Inc.	8,203	2,383,710
Lockheed Martin Corp.	8,957	4,563,233
Northrop Grumman Corp.	5,889	2,999,327
RTX Corp.	59,285	11,248,143
Textron, Inc.	7,779	713,568
TransDigm Group, Inc.	2,463	3,280,814
		64,078,557
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,192	977,861
Expeditors International of Washington, Inc.	5,759	938,602
FedEx Corp.	9,495	2,973,169
United Parcel Service, Inc. Class B	32,653	3,510,198
		8,399,830
AIRLINES — 0.2%
Delta Air Lines, Inc.	28,714	2,689,353
Southwest Airlines Co.	21,711	1,116,380
United Airlines Holdings, Inc. (a)	14,321	1,947,513
		5,753,246
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	9,335	572,982
AUTOMOBILES — 2.1%
Ford Motor Co.	173,137	2,406,604
General Motors Co.	39,907	3,076,032
Tesla, Inc. (a)	123,965	52,139,679
		57,622,315
BANKS — 3.5%
Bank of America Corp.	287,483	16,380,781
Citigroup, Inc.	75,101	10,511,136
Citizens Financial Group, Inc.	18,621	1,304,774
Fifth Third Bancorp	39,805	2,243,808
Huntington Bancshares, Inc.	89,791	1,591,994
JPMorgan Chase & Co.	117,986	38,620,357
KeyCorp	41,296	951,873
M&T Bank Corp.	6,448	1,534,689
PNC Financial Services Group, Inc.	17,682	4,353,662
Regions Financial Corp.	37,577	1,134,825
Truist Financial Corp.	54,859	2,733,075
U.S. Bancorp	68,352	4,128,461
Wells Fargo & Co.	134,748	11,135,575
		96,625,010
Security Description	Shares	Value
BEVERAGES — 1.0%
Brown-Forman Corp. Class B	7,917	$210,988
Coca-Cola Co.	170,505	13,856,941
Constellation Brands, Inc. Class A	6,214	864,305
Keurig Dr. Pepper, Inc.	60,167	1,969,266
Molson Coors Beverage Co. Class B	7,064	275,213
Monster Beverage Corp. (a)	31,513	3,029,030
PepsiCo, Inc.	60,182	8,148,643
		28,354,386
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	77,797	19,576,837
Amgen, Inc.	23,813	8,623,164
Biogen, Inc. (a)	6,511	1,406,767
Gilead Sciences, Inc.	54,754	6,917,620
Incyte Corp. (a)	7,167	812,451
Moderna, Inc. (a)	15,322	1,073,000
Regeneron Pharmaceuticals, Inc.	4,400	2,743,576
Vertex Pharmaceuticals, Inc. (a)	11,202	5,564,369
		46,717,784
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	431,034	102,732,644
eBay, Inc.	19,550	2,184,712
		104,917,356
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	4,997	313,412
Allegion PLC	3,866	543,134
Builders FirstSource, Inc. (a)	4,888	437,378
Carrier Global Corp.	34,378	2,521,626
Johnson Controls International PLC	26,865	3,925,245
Lennox International, Inc.	1,424	815,881
Masco Corp.	8,883	722,810
Trane Technologies PLC	9,734	4,780,952
		14,060,438
CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	3,958	1,815,772
ARES Management Corp. Class A	9,080	1,010,695
Bank of New York Mellon Corp.	30,223	4,370,548
Blackrock, Inc.	6,368	6,123,214
Blackstone, Inc.	32,711	3,849,104
Cboe Global Markets, Inc.	4,642	1,126,474
Charles Schwab Corp.	71,984	6,641,964
CME Group, Inc.	15,942	3,520,472
Coinbase Global, Inc. Class A (a)	9,865	1,442,164
FactSet Research Systems, Inc.	1,668	383,774
Franklin Resources, Inc.	13,500	449,145
Goldman Sachs Group, Inc.	12,990	13,137,696
Interactive Brokers Group, Inc. Class A	19,674	1,712,425
Intercontinental Exchange, Inc.	24,901	3,065,562
Invesco Ltd.	20,065	529,515
KKR & Co., Inc.	30,317	2,782,494
Moody's Corp.	6,616	2,996,519
See accompanying notes to financial statements.
18

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Morgan Stanley	52,784	$11,033,968
MSCI, Inc.	3,232	1,810,049
Nasdaq, Inc.	19,857	1,565,129
Northern Trust Corp.	8,148	1,416,448
Raymond James Financial, Inc.	7,637	1,161,053
Robinhood Markets, Inc. Class A (a)	34,738	3,483,527
S&P Global, Inc.	13,351	5,437,328
State Street Corp. (b)	12,187	2,066,915
T. Rowe Price Group, Inc.	9,435	1,072,665
		84,004,619
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	9,805	2,874,630
Albemarle Corp.	5,245	708,233
CF Industries Holdings, Inc.	6,907	747,752
Corteva, Inc.	29,667	2,512,498
Dow, Inc.	31,223	854,261
DuPont de Nemours, Inc.	6,030	817,909
Ecolab, Inc.	11,153	3,107,337
International Flavors & Fragrances, Inc.	11,373	900,969
Linde PLC	20,358	10,564,581
LyondellBasell Industries NV Class A	11,489	604,896
Mosaic Co.	14,557	308,463
PPG Industries, Inc.	9,929	1,204,288
Sherwin-Williams Co.	10,100	3,477,632
		28,683,449
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	14,974	2,546,778
Copart, Inc. (a)	38,876	1,095,914
Republic Services, Inc.	8,806	1,876,383
Rollins, Inc.	13,026	543,705
Veralto Corp.	10,925	968,829
Waste Management, Inc.	16,268	3,625,812
		10,657,421
COMMUNICATIONS EQUIPMENT — 1.4%
Arista Networks, Inc. (a)	45,466	7,723,764
Ciena Corp. (a)	6,220	3,051,283
Cisco Systems, Inc.	173,924	20,429,113
F5, Inc. (a)	2,517	1,046,971
Lumentum Holdings, Inc. (a)	3,426	2,939,714
Motorola Solutions, Inc.	7,300	3,031,617
		38,222,462
CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	1,550	3,072,023
EMCOR Group, Inc.	1,966	1,631,544
Quanta Services, Inc.	6,574	4,733,543
		9,437,110
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	29,423	3,148,261
Martin Marietta Materials, Inc.	2,673	1,541,519
Security Description	Shares	Value
Vulcan Materials Co.	5,713	$1,685,392
		6,375,172
CONSUMER FINANCE — 0.5%
American Express Co.	23,435	7,926,889
Capital One Financial Corp.	27,401	5,497,189
Synchrony Financial	14,811	1,126,376
		14,550,454
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Casey's General Stores, Inc.	1,627	1,293,123
Costco Wholesale Corp.	19,535	18,274,406
Dollar General Corp.	9,706	1,117,258
Dollar Tree, Inc. (a)	7,974	964,455
Kroger Co.	24,977	1,386,973
Sysco Corp.	21,139	1,766,798
Target Corp.	20,063	2,620,428
Walmart, Inc.	193,041	21,863,824
		49,287,265
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	20,265	878,488
Avery Dennison Corp.	3,405	552,802
Ball Corp.	11,845	739,128
International Paper Co.	23,241	885,482
Packaging Corp. of America	3,899	929,053
Smurfit Westrock PLC	23,058	1,066,663
		5,051,616
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	6,060	714,959
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	305,954	6,333,248
Comcast Corp. Class A	156,879	3,851,379
Verizon Communications, Inc.	183,861	7,784,675
		17,969,302
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	11,408	870,316
American Electric Power Co., Inc.	23,958	3,277,694
Constellation Energy Corp.	14,111	3,504,749
Duke Energy Corp.	34,400	4,354,352
Edison International	16,990	1,264,905
Entergy Corp.	19,760	2,269,634
Evergy, Inc.	10,109	873,721
Eversource Energy	16,533	1,194,840
Exelon Corp.	45,055	2,100,464
FirstEnergy Corp.	23,011	1,093,943
NextEra Energy, Inc.	91,924	8,068,169
NRG Energy, Inc.	9,377	1,369,605
PG&E Corp.	97,290	1,636,418
Pinnacle West Capital Corp.	5,254	562,178
PPL Corp.	32,673	1,187,664
Southern Co.	49,650	4,752,001
Xcel Energy, Inc.	27,539	2,211,382
		40,592,035
See accompanying notes to financial statements.
19

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	10,092	$2,441,659
Eaton Corp. PLC	17,098	7,285,800
Emerson Electric Co.	24,663	3,530,508
Generac Holdings, Inc. (a)	2,656	777,703
Hubbell, Inc.	2,327	1,217,486
Rockwell Automation, Inc.	4,900	2,425,892
Vertiv Holdings Co. Class A	16,913	5,662,811
		23,341,859
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	54,170	9,551,255
CDW Corp.	5,759	809,946
Coherent Corp. (a)	8,615	3,398,359
Corning, Inc.	34,507	8,814,123
Jabil, Inc.	4,646	1,790,940
Keysight Technologies, Inc. (a)	7,560	2,646,529
TE Connectivity PLC	12,853	2,591,293
Teledyne Technologies, Inc. (a)	2,040	1,360,476
Zebra Technologies Corp. Class A (a)	2,097	552,056
		31,514,977
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	43,597	2,419,634
Halliburton Co.	36,945	1,254,283
SLB Ltd.	66,007	3,068,665
		6,742,582
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	9,983	2,046,914
Live Nation Entertainment, Inc. (a)	7,023	1,285,981
Netflix, Inc. (a)	185,413	13,238,488
Take-Two Interactive Software, Inc. (a)	7,670	1,917,347
TKO Group Holdings, Inc.	2,773	558,233
Walt Disney Co.	76,463	7,359,564
Warner Bros Discovery, Inc. (a)	109,621	2,922,496
		29,329,023
FINANCIAL SERVICES — 3.4%
Apollo Global Management, Inc.	20,308	2,402,640
Berkshire Hathaway, Inc. Class B (a)	80,726	40,394,483
Block, Inc. (a)	23,566	1,791,016
Corpay, Inc. (a)	2,878	959,151
Fidelity National Information Services, Inc.	22,871	889,225
Fiserv, Inc. (a)	23,770	1,165,919
Global Payments, Inc.	10,461	759,050
Jack Henry & Associates, Inc.	3,226	444,349
Mastercard, Inc. Class A	35,529	18,247,694
PayPal Holdings, Inc.	38,841	1,677,154
Visa, Inc. Class A	73,081	25,073,360
		93,804,041
Security Description	Shares	Value
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	21,222	$1,621,361
Bunge Global SA	5,918	631,628
General Mills, Inc.	23,683	824,169
Hershey Co.	6,574	1,153,408
Hormel Foods Corp.	12,909	320,401
J.M. Smucker Co.	4,716	530,550
Kraft Heinz Co.	37,651	889,317
McCormick & Co., Inc.	11,169	563,141
Mondelez International, Inc. Class A	56,613	3,274,496
Tyson Foods, Inc. Class A	12,684	726,159
		10,534,630
GAS UTILITIES — 0.1%
Atmos Energy Corp.	7,246	1,248,268
GROUND TRANSPORTATION — 0.9%
CSX Corp.	82,045	3,899,599
Fedex Freight Holding Co., Inc. (a)	4,747	716,797
JB Hunt Transport Services, Inc.	3,316	959,750
Norfolk Southern Corp.	9,889	3,110,981
Old Dominion Freight Line, Inc.	8,115	1,757,709
Uber Technologies, Inc. (a)	89,633	6,467,917
Union Pacific Corp.	26,143	7,110,896
		24,023,649
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	76,822	6,970,828
Align Technology, Inc. (a)	2,950	497,547
Baxter International, Inc.	22,358	476,673
Becton Dickinson & Co.	12,133	1,836,087
Boston Scientific Corp. (a)	65,618	2,800,576
Cooper Cos., Inc. (a)	8,846	634,347
Dexcom, Inc. (a)	16,972	1,143,064
Edwards Lifesciences Corp. (a)	25,354	2,293,523
GE HealthCare Technologies, Inc.	20,111	1,287,305
Hologic, Inc. (a)	9,725	97
IDEXX Laboratories, Inc. (a)	3,473	1,828,326
Insulet Corp. (a)	3,094	471,061
Intuitive Surgical, Inc. (a)	15,595	6,201,820
Medtronic PLC	56,635	4,430,556
ResMed, Inc.	6,476	1,262,043
STERIS PLC	4,358	917,664
Stryker Corp.	15,209	4,788,401
Zimmer Biomet Holdings, Inc.	8,519	733,401
		38,573,319
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	10,313	2,449,956
Cencora, Inc.	8,594	2,431,930
Centene Corp. (a)	20,667	1,326,615
Cigna Group	11,654	3,212,775
CVS Health Corp.	56,196	5,813,476
DaVita, Inc. (a)	1,413	314,364
Elevance Health, Inc.	9,562	3,697,912
HCA Healthcare, Inc.	6,838	2,666,068
Henry Schein, Inc. (a)	4,264	356,129
See accompanying notes to financial statements.
20

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Humana, Inc.	5,287	$2,100,102
Labcorp Holdings, Inc.	3,675	1,029,000
McKesson Corp.	5,293	3,999,391
Quest Diagnostics, Inc.	4,881	1,034,528
UnitedHealth Group, Inc.	39,988	16,620,213
Universal Health Services, Inc. Class B	2,454	364,885
		47,417,344
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	6,842	361,600
Healthpeak Properties, Inc. REIT	30,718	657,365
Ventas, Inc. REIT	20,777	1,844,998
Welltower, Inc. REIT	30,980	7,031,530
		9,895,493
HEALTH CARE TECHNOLOGY — 0.0% *
Veeva Systems, Inc. Class A (a)	6,611	1,173,254
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	28,316	671,372
HOTELS, RESTAURANTS & LEISURE — 1.7%
Airbnb, Inc. Class A (a)	18,403	2,633,469
Booking Holdings, Inc.	34,120	6,081,549
Carnival Corp. Ltd.	56,828	1,623,576
Chipotle Mexican Grill, Inc. (a)	56,482	1,920,388
Darden Restaurants, Inc.	5,079	1,046,325
Domino's Pizza, Inc.	1,386	410,311
DoorDash, Inc. Class A (a)	16,487	3,042,346
Expedia Group, Inc.	5,042	1,290,147
Hilton Worldwide Holdings, Inc.	10,024	3,312,531
Las Vegas Sands Corp.	13,373	617,699
Marriott International, Inc. Class A	9,637	3,571,376
McDonald's Corp.	31,285	8,456,648
MGM Resorts International (a)	8,468	404,855
Norwegian Cruise Line Holdings Ltd. (a)	19,073	402,631
Royal Caribbean Cruises Ltd.	10,983	3,487,432
Starbucks Corp.	50,293	5,139,442
Wynn Resorts Ltd.	3,719	361,078
Yum! Brands, Inc.	12,136	1,940,061
		45,741,864
HOUSEHOLD DURABLES — 0.2%
Dr. Horton, Inc.	11,613	1,891,525
Garmin Ltd.	7,230	1,717,414
Lennar Corp. Class A	9,520	861,465
NVR, Inc. (a)	119	810,795
PulteGroup, Inc.	8,442	1,158,327
		6,439,526
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	10,607	1,027,606
Clorox Co.	5,356	511,177
Colgate-Palmolive Co.	35,234	3,230,253
Kimberly-Clark Corp.	14,707	1,614,387
Security Description	Shares	Value
Procter & Gamble Co.	102,594	$15,044,384
		21,427,807
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	31,574	462,875
Vistra Corp.	13,956	2,213,840
		2,676,715
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	22,966	3,718,425
Honeywell International, Inc.	13,950	3,123,405
		6,841,830
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	41,083	5,565,514
INSURANCE — 1.6%
Aflac, Inc.	20,174	2,365,053
Allstate Corp.	11,335	2,697,050
American International Group, Inc.	23,346	1,739,977
Aon PLC Class A	9,404	3,119,213
Arch Capital Group Ltd. (a)	15,322	1,487,153
Arthur J Gallagher & Co.	11,376	2,611,588
Assurant, Inc.	2,195	589,423
Brown & Brown, Inc.	12,986	833,052
Chubb Ltd.	15,883	5,411,973
Cincinnati Financial Corp.	6,811	1,260,989
Erie Indemnity Co. Class A	1,125	269,719
Everest Group Ltd.	1,742	622,295
Globe Life, Inc.	3,505	626,273
Hartford Insurance Group, Inc.	12,071	1,599,649
Loews Corp.	7,530	852,471
Marsh & McLennan Cos., Inc.	21,215	3,535,904
MetLife, Inc.	23,799	2,013,633
Principal Financial Group, Inc.	8,704	938,117
Progressive Corp.	25,730	5,620,719
Prudential Financial, Inc.	15,279	1,649,062
Travelers Cos., Inc.	9,363	3,090,914
W.R. Berkley Corp.	12,950	913,364
Willis Towers Watson PLC	4,159	1,087,038
		44,934,629
INTERACTIVE MEDIA & SERVICES — 8.0%
Alphabet, Inc. Class A	258,193	92,270,432
Alphabet, Inc. Class C	208,116	73,533,626
Meta Platforms, Inc. Class A	96,698	54,469,017
		220,273,075
IT SERVICES — 0.7%
Accenture PLC Class A	27,033	3,363,987
Akamai Technologies, Inc. (a)	6,348	750,397
Cognizant Technology Solutions Corp. Class A	20,866	808,140
Gartner, Inc. (a)	2,948	382,120
GoDaddy, Inc. Class A (a)	5,972	506,903
International Business Machines Corp.	41,318	11,619,035
See accompanying notes to financial statements.
21

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
VeriSign, Inc.	3,636	$914,672
		18,345,254
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	5,716	472,084
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	12,513	1,662,102
Bio-Techne Corp.	6,872	485,507
Charles River Laboratories International, Inc. (a)	2,121	481,022
Danaher Corp.	27,794	5,294,201
IQVIA Holdings, Inc. (a)	7,416	1,432,919
Mettler-Toledo International, Inc. (a)	890	1,136,984
Revvity, Inc.	4,997	555,966
Thermo Fisher Scientific, Inc.	16,363	8,203,754
Waters Corp. (a)	4,349	1,631,049
West Pharmaceutical Services, Inc.	3,111	1,116,849
		22,000,353
MACHINERY — 2.0%
Caterpillar, Inc.	20,281	21,597,237
Cummins, Inc.	6,080	4,336,317
Deere & Co.	11,061	7,016,324
Dover Corp.	5,996	1,344,783
Fortive Corp.	13,424	820,072
IDEX Corp.	3,301	749,162
Illinois Tool Works, Inc.	11,592	3,135,288
Ingersoll Rand, Inc.	15,703	1,287,489
Nordson Corp.	2,374	716,212
Otis Worldwide Corp.	16,896	1,209,754
PACCAR, Inc.	23,234	2,790,868
Parker-Hannifin Corp.	5,552	5,430,522
Pentair PLC	7,344	562,991
Snap-on, Inc.	2,315	931,556
Stanley Black & Decker, Inc.	6,723	632,769
Westinghouse Air Brake Technologies Corp.	7,515	2,026,044
Xylem, Inc.	10,466	1,237,186
		55,824,574
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	3,682	523,617
EchoStar Corp. Class A (a)	6,001	609,102
Fox Corp. Class A	8,901	464,276
Fox Corp. Class B	6,261	293,265
News Corp. Class A	16,545	410,812
News Corp. Class B	5,520	154,891
Omnicom Group, Inc.	12,550	914,017
Paramount Skydance Corp. Class B	13,735	135,427
Trade Desk, Inc. Class A (a)	19,728	356,682
		3,862,089
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	63,300	3,980,937
Security Description	Shares	Value
Newmont Corp.	47,007	$4,390,454
Nucor Corp.	10,028	2,233,737
Steel Dynamics, Inc.	5,969	1,369,647
		11,974,775
MULTI-UTILITIES — 0.6%
Ameren Corp.	12,002	1,356,706
CenterPoint Energy, Inc.	28,890	1,272,316
CMS Energy Corp.	13,258	1,014,237
Consolidated Edison, Inc.	15,982	1,768,089
Dominion Energy, Inc.	37,781	2,580,064
DTE Energy Co.	9,181	1,398,909
NiSource, Inc.	20,725	985,474
Public Service Enterprise Group, Inc.	22,090	1,792,824
Sempra	28,908	2,680,061
WEC Energy Group, Inc.	14,329	1,673,197
		16,521,877
OFFICE REITs — 0.0% *
BXP, Inc. REIT	6,445	427,368
OIL, GAS & CONSUMABLE FUELS — 0.8%
Kinder Morgan, Inc.	86,392	2,761,952
Marathon Petroleum Corp.	12,855	3,286,638
ONEOK, Inc.	27,750	2,412,585
Phillips 66 Co.	17,654	2,984,409
Targa Resources Corp.	9,473	2,540,090
Texas Pacific Land Corp.	2,544	1,113,356
Valero Energy Corp.	13,075	3,405,253
Williams Cos., Inc.	53,982	4,013,022
		22,517,305
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,895	860,160
Kenvue, Inc.	84,543	1,615,617
		2,475,777
PHARMACEUTICALS — 3.5%
Bristol-Myers Squibb Co.	90,120	5,192,714
Eli Lilly & Co.	34,833	41,779,745
Johnson & Johnson	105,996	26,919,804
Merck & Co., Inc.	108,753	13,974,761
Pfizer, Inc.	251,045	6,045,164
Viatris, Inc.	50,893	808,181
Zoetis, Inc.	18,642	1,339,614
		96,059,983
PROFESSIONAL SERVICES — 0.3%
Automatic Data Processing, Inc.	17,601	3,941,744
Broadridge Financial Solutions, Inc.	5,126	702,006
Equifax, Inc.	5,342	847,882
Jacobs Solutions, Inc.	5,269	663,894
Leidos Holdings, Inc.	5,658	582,604
Paychex, Inc.	14,219	1,398,154
Verisk Analytics, Inc.	5,769	1,035,709
		9,171,993
See accompanying notes to financial statements.
22

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,865	$1,732,787
CoStar Group, Inc. (a)	17,981	509,222
		2,242,009
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	6,117	1,154,217
Camden Property Trust REIT	4,426	506,733
Equity Residential REIT	15,143	1,028,664
Essex Property Trust, Inc. REIT	2,830	825,200
Invitation Homes, Inc. REIT	24,065	727,003
Mid-America Apartment Communities, Inc. REIT	5,121	711,512
UDR, Inc. REIT	13,399	534,888
		5,488,217
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	3,457	426,732
Kimco Realty Corp. REIT	29,722	753,453
Realty Income Corp. REIT	40,547	2,512,292
Regency Centers Corp. REIT	7,048	562,008
Simon Property Group, Inc. REIT	14,279	3,193,498
		7,447,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.4%
Advanced Micro Devices, Inc. (a)	71,800	41,709,338
Analog Devices, Inc.	21,525	8,549,084
Applied Materials, Inc.	34,945	25,265,235
Broadcom, Inc.	208,480	78,753,320
First Solar, Inc. (a)	4,727	1,115,383
Intel Corp. (a)	207,287	28,943,484
KLA Corp.	57,519	17,354,057
Lam Research Corp.	55,066	23,861,750
Microchip Technology, Inc.	23,819	2,172,293
Micron Technology, Inc.	49,657	57,318,579
Monolithic Power Systems, Inc.	2,158	2,983,133
NVIDIA Corp.	1,066,494	213,394,784
NXP Semiconductors NV	11,147	3,132,641
ON Semiconductor Corp. (a)	17,384	1,643,483
Qnity Electronics, Inc.	9,245	1,509,801
QUALCOMM, Inc.	46,410	8,576,104
Skyworks Solutions, Inc.	6,637	449,989
Teradyne, Inc.	6,934	3,354,947
Texas Instruments, Inc.	40,055	11,939,194
		532,026,599
SOFTWARE — 7.8%
Adobe, Inc. (a)	17,798	3,648,946
AppLovin Corp. Class A (a)	11,847	6,103,930
Autodesk, Inc. (a)	9,297	1,807,523
Cadence Design Systems, Inc. (a)	12,064	4,527,861
Crowdstrike Holdings, Inc. Class A (a)	11,148	8,507,485
Datadog, Inc. Class A (a)	14,330	3,730,959
Fair Isaac Corp. (a)	1,021	1,219,870
Security Description	Shares	Value
Fortinet, Inc. (a)	27,421	$4,212,414
Gen Digital, Inc.	24,072	599,152
Intuit, Inc.	12,177	3,178,197
Microsoft Corp.	327,094	122,012,604
Oracle Corp.	74,718	10,949,923
Palantir Technologies, Inc. Class A (a)	100,784	11,758,469
Palo Alto Networks, Inc. (a)	35,710	12,177,824
PTC, Inc. (a)	5,086	577,820
Roper Technologies, Inc.	4,444	1,503,805
Salesforce, Inc.	36,021	5,643,050
ServiceNow, Inc. (a)	45,411	4,508,404
Synopsys, Inc. (a)	8,435	3,762,600
Trimble, Inc. (a)	10,512	538,004
Tyler Technologies, Inc. (a)	1,886	551,580
Workday, Inc. Class A (a)	8,970	1,098,107
		212,618,527
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	20,515	3,355,638
Crown Castle, Inc. REIT	19,334	1,464,164
Digital Realty Trust, Inc. REIT	14,276	2,563,684
Equinix, Inc. REIT	4,351	4,535,439
Extra Space Storage, Inc. REIT	9,353	1,358,991
Iron Mountain, Inc. REIT	12,893	1,628,515
Public Storage REIT	6,957	2,214,483
SBA Communications Corp. REIT	4,670	824,068
VICI Properties, Inc. REIT	48,298	1,282,312
Weyerhaeuser Co. REIT	32,218	771,299
		19,998,593
SPECIALTY RETAIL — 1.6%
AutoZone, Inc. (a)	717	2,291,489
Best Buy Co., Inc.	8,599	652,492
Carvana Co. (a)	31,252	2,057,007
Home Depot, Inc.	43,858	15,467,840
Lowe's Cos., Inc.	24,661	5,437,504
O'Reilly Automotive, Inc. (a)	36,491	3,360,456
Ross Stores, Inc.	14,185	3,019,277
TJX Cos., Inc.	48,692	7,376,838
Tractor Supply Co.	23,363	738,504
Ulta Beauty, Inc. (a)	1,946	877,607
Williams-Sonoma, Inc.	5,185	1,208,624
		42,487,638
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.9%
Apple, Inc.	646,723	187,135,767
Dell Technologies, Inc. Class C	12,738	5,495,937
Hewlett Packard Enterprise Co.	58,425	2,635,552
HP, Inc.	40,539	889,426
NetApp, Inc.	8,689	1,344,710
Seagate Technology Holdings PLC	9,873	9,527,445
Super Micro Computer, Inc. (a)	24,830	728,264
Western Digital Corp.	15,004	9,583,355
		217,340,456
See accompanying notes to financial statements.
23

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	6,229	$618,477
Lululemon Athletica, Inc. (a)	4,761	543,611
NIKE, Inc. Class B	52,356	2,149,214
Ralph Lauren Corp.	1,732	695,242
Tapestry, Inc.	8,897	1,302,343
		5,308,887
TOBACCO — 0.7%
Altria Group, Inc.	73,530	5,290,483
Philip Morris International, Inc.	68,627	12,415,311
		17,705,794
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	50,910	2,445,207
United Rentals, Inc.	2,759	3,125,643
WW Grainger, Inc.	1,924	2,617,410
		8,188,260
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	8,616	1,133,693
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	20,491	3,436,955
TOTAL COMMON STOCKS (Cost $1,774,991,884)		2,739,895,582
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $3,369,726)	3,369,726	3,369,726
TOTAL INVESTMENTS — 100.0% (Cost $1,778,361,610)		2,743,265,308
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		1,268,658
NET ASSETS — 100.0%		$2,744,533,966

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	09/18/2026	$3,773,019	$3,774,125	$1,106
During the year ended June 30, 2026, the average notional value related to futures contracts was $3,433,798.
See accompanying notes to financial statements.
24

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,739,895,485	$97	$—	$2,739,895,582
Short-Term Investment	3,369,726	—	—	3,369,726
TOTAL INVESTMENTS	$2,743,265,211	$97	$—	$2,743,265,308
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,106	$—	$—	$1,106
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,106	$—	$—	$1,106
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	12,350	$1,313,299	$222,402	$245,087	$80,824	$695,477	12,187	$2,066,915	$40,184
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,968,560	1,968,560	46,035,640	44,634,474	—	—	3,369,726	3,369,726	131,783
State Street Navigator Securities Lending Portfolio II	765,996	765,996	15,666,325	16,432,321	—	—	—	—	752
Total		$4,047,855	$61,924,367	$61,311,882	$80,824	$695,477		$5,436,641	$172,719
See accompanying notes to financial statements.
25

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 101.6%
ASSET MANAGEMENT & CUSTODY BANKS — 48.7%
Acadian Asset Management, Inc.	89,517	$6,402,256
Affiliated Managers Group, Inc.	20,302	6,870,197
Ameriprise Financial, Inc.	15,103	6,928,652
ARES Management Corp. Class A	53,085	5,908,891
Artisan Partners Asset Management, Inc. Class A	197,297	6,812,665
Bank of New York Mellon Corp.	48,746	7,049,159
Blackrock, Inc.	6,744	6,484,761
Blackstone, Inc.	57,463	6,761,671
Blue Owl Capital, Inc. (a)	719,290	6,293,788
Carlyle Group, Inc.	154,451	6,503,932
Cohen & Steers, Inc.	89,566	6,819,555
DigitalBridge Group, Inc.	434,418	6,855,116
Federated Hermes, Inc.	118,817	6,561,075
Franklin Resources, Inc.	218,713	7,276,582
Galaxy Digital, Inc. Class A (b)	225,894	6,175,942
GCM Grosvenor, Inc. Class A	286,200	3,520,260
Hamilton Lane, Inc. Class A	87,193	6,873,424
Invesco Ltd.	248,039	6,545,749
Janus Henderson Group PLC	130,394	6,773,968
KKR & Co., Inc.	71,661	6,577,047
Northern Trust Corp.	40,961	7,120,660
Ridgepost Capital, Inc. Class A (a)	345,955	2,722,666
SEI Investments Co.	76,729	6,729,901
State Street Corp. (c)	42,086	7,137,786
StepStone Group, Inc. Class A	160,828	6,651,846
T. Rowe Price Group, Inc.	63,956	7,271,158
TPG, Inc.	163,049	6,611,637
Twenty One Capital, Inc. Class A (a) (b)	1,039,921	5,147,609
Victory Capital Holdings, Inc. Class A	77,586	6,521,879
Virtus Investment Partners, Inc.	48,383	6,942,960
Wealthfront Corp. (a) (b)	479,361	4,285,487
WisdomTree, Inc. (a)	406,243	6,881,756
		204,020,035
FINANCIAL EXCHANGES & DATA — 21.1%
Cboe Global Markets, Inc.	22,628	5,491,137
CME Group, Inc.	25,811	5,699,843
Coinbase Global, Inc. Class A (b)	44,208	6,462,767
Donnelley Financial Solutions, Inc. (b)	181,128	7,598,320
FactSet Research Systems, Inc.	27,337	6,289,697
Intercontinental Exchange, Inc.	48,524	5,973,790
MarketAxess Holdings, Inc.	58,695	6,661,296
Miami International Holdings, Inc. (b)	166,971	6,204,642
Moody's Corp.	15,108	6,842,715
Morningstar, Inc.	36,577	5,706,744
MSCI, Inc.	11,195	6,269,648
Nasdaq, Inc.	78,574	6,193,203
Security Description	Shares	Value
S&P Global, Inc.	15,979	$6,507,607
Tradeweb Markets, Inc. Class A	67,479	6,724,957
		88,626,366
INVESTMENT BANKING & BROKERAGE — 31.8%
BGC Group, Inc. Class A	614,285	6,566,707
Charles Schwab Corp.	76,332	7,043,154
Evercore, Inc. Class A	19,977	6,820,947
Goldman Sachs Group, Inc.	6,786	6,863,157
Houlihan Lokey, Inc.	50,135	6,724,607
Interactive Brokers Group, Inc. Class A	79,732	6,939,873
Jefferies Financial Group, Inc.	117,639	5,879,597
Lazard, Inc.	164,693	6,907,224
LPL Financial Holdings, Inc.	23,544	6,631,874
Moelis & Co. Class A	101,982	6,671,662
Morgan Stanley	32,976	6,893,303
Oppenheimer Holdings, Inc. Class A	34,781	3,670,787
Perella Weinberg Partners (a)	463,126	7,391,491
Piper Sandler Cos.	88,994	6,437,826
PJT Partners, Inc. Class A	43,355	6,544,004
Raymond James Financial, Inc.	45,212	6,873,580
Robinhood Markets, Inc. Class A (b)	78,854	7,907,479
Stifel Financial Corp.	96,718	6,748,015
StoneX Group, Inc. (b)	54,646	6,475,551
Virtu Financial, Inc. Class A	122,606	7,303,640
		133,294,478
TOTAL COMMON STOCKS (Cost $430,833,054)		425,940,879
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	780,516	780,516
State Street Navigator Securities Lending Portfolio II (c) (f)	2,663,566	2,663,566
TOTAL SHORT-TERM INVESTMENTS (Cost $3,444,082)		3,444,082
TOTAL INVESTMENTS — 102.4% (Cost $434,277,136)		429,384,961
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(9,944,817)
NET ASSETS — 100.0%		$419,440,144

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
26

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$425,940,879	$—	$—	$425,940,879
Short-Term Investments	3,444,082	—	—	3,444,082
TOTAL INVESTMENTS	$429,384,961	$—	$—	$429,384,961
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	81,168	$8,631,405	$3,077,973	$8,499,386	$2,330,699	$1,597,095	42,086	$7,137,786	$240,861
State Street Institutional U.S. Government Money Market Fund, Class G Shares	623,332	623,332	18,455,507	18,298,323	—	—	780,516	780,516	24,278
State Street Navigator Securities Lending Portfolio II	8,348,318	8,348,318	290,838,658	296,523,410	—	—	2,663,566	2,663,566	49,048
Total		$17,603,055	$312,372,138	$323,321,119	$2,330,699	$1,597,095		$10,581,868	$314,187
See accompanying notes to financial statements.
27

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CONSUMER FINANCE — 0.0% *
Paragon 28, Inc. (a) (b)	129,517	$11,656
HEALTH CARE EQUIPMENT — 76.7%
Abbott Laboratories	26,585	2,412,322
Alphatec Holdings, Inc. (a) (b)	292,875	2,533,369
AngioDynamics, Inc. (a) (b)	58,617	762,607
Anteris Technologies Global Corp. (a) (b)	108,270	1,066,460
Artivion, Inc. (a)	116,332	2,613,980
AtriCure, Inc. (a)	86,560	2,421,949
Axogen, Inc. (a)	57,597	2,660,405
Baxter International, Inc. (b)	116,722	2,488,513
Becton Dickinson & Co.	16,040	2,427,333
Beta Bionics, Inc. (a) (b)	113,447	1,777,714
Boston Scientific Corp. (a)	49,040	2,093,027
Butterfly Network, Inc. (a) (b)	441,423	3,716,782
ClearPoint Neuro, Inc. (a) (b)	86,313	1,539,824
CONMED Corp. (b)	65,306	2,137,465
Dexcom, Inc. (a)	31,705	2,135,332
Edwards Lifesciences Corp. (a)	27,697	2,505,471
Enovis Corp. (a) (b)	108,398	2,243,839
Envista Holdings Corp. (a)	98,965	2,607,728
GE HealthCare Technologies, Inc.	37,180	2,379,892
Glaukos Corp. (a) (b)	19,440	2,716,934
Globus Medical, Inc. Class A (a)	29,318	2,316,415
Hologic, Inc. (a)	30,281	303
IDEXX Laboratories, Inc. (a)	4,276	2,251,057
Inspire Medical Systems, Inc. (a)	56,326	2,512,703
Insulet Corp. (a)	15,730	2,394,892
Integer Holdings Corp. (a) (b)	26,065	2,435,774
Integra LifeSciences Holdings Corp. (a)	109,630	1,968,955
Intuitive Surgical, Inc. (a)	5,754	2,288,251
iRadimed Corp.	18,303	1,749,035
IRhythm Holdings, Inc. (a)	20,806	2,474,874
Kestra Medical Technologies Ltd. (a) (b)	66,716	1,697,255
LeMaitre Vascular, Inc. (b)	25,790	2,474,808
LivaNova PLC (a) (b)	30,384	2,498,476
Medtronic PLC	29,540	2,310,914
NeuroPace, Inc. (a)	38,001	603,836
Novocure Ltd. (a)	142,379	2,157,042
Omnicell, Inc. (a)	62,373	2,589,727
Orthofix Medical, Inc. (a) (b)	70,519	644,544
Penumbra, Inc. (a)	7,458	2,354,864
Procept Biorobotics Corp. (a) (b)	81,492	1,840,089
Pulse Biosciences, Inc. (a)	50,802	1,408,739
QuidelOrtho Corp. (a) (b)	176,403	3,089,699
ResMed, Inc.	12,247	2,386,695
SI-BONE, Inc. (a) (b)	110,239	1,799,100
STERIS PLC	11,392	2,398,813
Strive, Inc. Class A (a) (b)	165,028	1,800,455
Security Description	Shares	Value
Stryker Corp.	7,676	$2,416,712
Tactile Systems Technology, Inc. (a)	54,823	1,632,629
Tandem Diabetes Care, Inc. (a) (b)	146,064	2,204,106
Teleflex, Inc.	17,939	2,273,948
TransMedics Group, Inc. (a) (b)	31,847	2,115,278
Varex Imaging Corp. (a)	65,744	685,710
Zimmer Biomet Holdings, Inc.	26,887	2,314,702
		111,331,346
HEALTH CARE SUPPLIES — 23.2%
Align Technology, Inc. (a)	13,966	2,355,506
Avanos Medical, Inc. (a)	95,337	2,371,985
Bioventus, Inc. Class A (a) (b)	99,337	937,741
Cerus Corp. (a)	312,283	911,866
Cooper Cos., Inc. (a)	35,022	2,511,428
Dentsply Sirona, Inc.	237,186	2,516,543
Haemonetics Corp. (a)	30,084	2,256,300
ICU Medical, Inc. (a) (b)	16,954	2,485,456
Lantheus Holdings, Inc. (a) (b)	23,756	2,635,491
Medline, Inc. Class A (a)	64,877	2,558,749
Merit Medical Systems, Inc. (a)	35,550	2,465,037
Neogen Corp. (a) (b)	259,697	2,334,676
Solventum Corp. (a)	29,289	2,259,646
STAAR Surgical Co. (a) (b)	80,826	2,318,898
UFP Technologies, Inc. (a) (b)	10,243	2,715,727
		33,635,049
TOTAL COMMON STOCKS (Cost $174,535,200)		144,978,051
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	149,532	149,532
State Street Navigator Securities Lending Portfolio II (e) (f)	10,391,656	10,391,656
TOTAL SHORT-TERM INVESTMENTS (Cost $10,541,188)		10,541,188
TOTAL INVESTMENTS — 107.2% (Cost $185,076,388)		155,519,239
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(10,392,088)
NET ASSETS — 100.0%		$145,127,151

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
28

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$144,966,092	$11,959	$—	$144,978,051
Short-Term Investments	10,541,188	—	—	10,541,188
TOTAL INVESTMENTS	$155,507,280	$11,959	$—	$155,519,239
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,789	$200,789	$4,699,270	$4,750,527	$—	$—	149,532	$149,532	$4,898
State Street Navigator Securities Lending Portfolio II	15,102,125	15,102,125	115,256,244	119,966,713	—	—	10,391,656	10,391,656	35,254
Total		$15,302,914	$119,955,514	$124,717,240	$—	$—		$10,541,188	$40,152
See accompanying notes to financial statements.
29

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.8%
HEALTH CARE DISTRIBUTORS — 8.5%
AdaptHealth Corp. (a)	255,183	$2,659,007
Cardinal Health, Inc.	11,718	2,783,728
Cencora, Inc.	9,011	2,549,933
Henry Schein, Inc. (a) (b)	32,139	2,684,249
McKesson Corp.	3,206	2,422,453
		13,099,370
HEALTH CARE FACILITIES — 26.2%
Acadia Healthcare Co., Inc. (a) (b)	105,980	3,129,589
Brookdale Senior Living, Inc. (a)	193,424	3,112,192
Community Health Systems, Inc. (a) (b)	289,137	965,718
Concentra Group Holdings Parent, Inc.	95,223	2,832,884
Encompass Health Corp.	24,523	2,478,785
Ensign Group, Inc.	16,712	2,678,934
HCA Healthcare, Inc.	6,785	2,645,404
National HealthCare Corp.	13,207	2,791,432
Nutex Health, Inc. (a) (b)	15,509	2,650,333
PACS Group, Inc. (a)	73,813	3,147,386
Sonida Senior Living, Inc. (a)	70,677	2,883,622
Surgery Partners, Inc. (a)	178,443	2,997,842
Tenet Healthcare Corp. (a)	15,384	2,878,039
U.S. Physical Therapy, Inc.	40,333	2,770,070
Universal Health Services, Inc. Class B	17,493	2,601,034
		40,563,264
HEALTH CARE SERVICES — 49.4%
Addus HomeCare Corp. (a)	27,196	2,732,382
agilon health, Inc. (a)	18,038	1,933,313
AMN Healthcare Services, Inc. (a)	86,252	2,791,977
Astrana Health, Inc. (a) (b)	65,424	3,036,328
Aveanna Healthcare Holdings, Inc. (a)	237,882	2,038,649
Billiontoone, Inc. Class A (a) (b)	14,518	1,741,870
BrightSpring Health Services, Inc. (a)	41,818	2,916,387
Castle Biosciences, Inc. (a)	77,232	1,841,983
Chemed Corp.	5,831	2,715,730
Cigna Group	8,564	2,360,924
CorVel Corp. (a)	41,437	2,590,641
CVS Health Corp.	25,854	2,674,596
DaVita, Inc. (a)	12,768	2,840,625
Fulgent Genetics, Inc. (a) (b)	57,371	1,177,253
GeneDx Holdings Corp. (a)	46,648	3,202,385
Guardant Health, Inc. (a)	19,384	2,908,181
Guardian Pharmacy Services, Inc. Class A (a)	60,379	2,528,069
Hims & Hers Health, Inc. (a) (b)	91,210	3,162,251
Hinge Health, Inc. Class A (a)	40,831	3,388,973
Labcorp Holdings, Inc.	9,428	2,639,840
Security Description	Shares	Value
LifeStance Health Group, Inc. (a)	322,385	$3,452,743
NeoGenomics, Inc. (a) (b)	224,635	3,277,425
OPKO Health, Inc. (a)	414,826	622,239
Option Care Health, Inc. (a)	118,514	2,485,239
Pediatrix Medical Group, Inc. (a)	107,552	2,724,292
Pennant Group, Inc. (a)	47,216	1,744,631
Privia Health Group, Inc. (a)	110,650	2,847,024
Quest Diagnostics, Inc.	12,437	2,636,022
RadNet, Inc. (a)	43,568	2,686,839
Strata Critical Medical, Inc. (a)	140,899	742,538
Talkspace, Inc. (a)	347,852	1,808,830
		76,250,179
MANAGED HEALTH CARE — 15.7%
Alignment Healthcare, Inc. (a)	123,243	2,934,416
Centene Corp. (a)	38,784	2,489,545
Clover Health Investments Corp. (a) (b)	518,183	2,715,279
Elevance Health, Inc.	6,266	2,423,250
HealthEquity, Inc. (a)	28,244	2,550,998
Humana, Inc.	6,957	2,763,460
Molina Healthcare, Inc. (a)	12,806	2,928,732
Progyny, Inc. (a)	97,878	2,821,823
UnitedHealth Group, Inc.	6,215	2,583,140
		24,210,643
TOTAL COMMON STOCKS (Cost $128,786,424)		154,123,456
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	85,293	85,293
State Street Navigator Securities Lending Portfolio II (e) (f)	206,397	206,397
TOTAL SHORT-TERM INVESTMENTS (Cost $291,690)		291,690
TOTAL INVESTMENTS — 100.0% (Cost $129,078,114)		154,415,146
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%*		(17,261)
NET ASSETS — 100.0%		$154,397,885

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
See accompanying notes to financial statements.
30

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$154,123,456	$—	$—	$154,123,456
Short-Term Investments	291,690	—	—	291,690
TOTAL INVESTMENTS	$154,415,146	$—	$—	$154,415,146
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,204	$55,204	$2,560,555	$2,530,466	$—	$—	85,293	$85,293	$2,704
State Street Navigator Securities Lending Portfolio II	1,352,849	1,352,849	35,648,906	36,795,358	—	—	206,397	206,397	10,168
Total		$1,408,053	$38,209,461	$39,325,824	$—	$—		$291,690	$12,872
See accompanying notes to financial statements.
31

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 13.5%
Aon PLC Class A	24,863	$8,246,808
Arthur J Gallagher & Co.	37,950	8,712,182
Baldwin Insurance Group, Inc. (a) (b)	431,651	11,473,284
Brown & Brown, Inc.	138,943	8,913,193
Marsh & McLennan Cos., Inc.	50,025	8,337,667
Ryan Specialty Holdings, Inc. (b)	241,171	9,106,617
Willis Towers Watson PLC	31,656	8,273,929
		63,063,680
LIFE & HEALTH INSURANCE — 21.9%
Aflac, Inc.	71,400	8,371,650
Brighthouse Financial, Inc. (a)	132,422	8,382,313
CNO Financial Group, Inc.	168,479	8,589,060
Genworth Financial, Inc. (a)	936,341	8,867,149
Globe Life, Inc.	51,447	9,192,550
Lincoln National Corp.	230,719	8,155,917
MetLife, Inc.	96,998	8,207,001
Oscar Health, Inc. Class A (a)	299,981	8,555,458
Primerica, Inc.	30,247	8,596,197
Principal Financial Group, Inc.	76,499	8,245,062
Prudential Financial, Inc.	79,506	8,581,083
Unum Group	92,131	8,236,511
		101,979,951
PROPERTY & CASUALTY INSURANCE — 57.0%
Allstate Corp.	37,439	8,908,236
American Financial Group, Inc.	63,144	8,836,372
American International Group, Inc.	111,482	8,308,753
Arch Capital Group Ltd. (a)	91,573	8,888,075
Assurant, Inc.	32,467	8,718,364
Assured Guaranty Ltd.	110,065	8,822,810
Axis Capital Holdings Ltd.	83,647	8,987,034
Chubb Ltd.	25,271	8,610,841
Cincinnati Financial Corp.	50,241	9,301,619
Erie Indemnity Co. Class A (b)	36,045	8,641,789
Fidelity National Financial, Inc.	175,515	8,277,287
First American Financial Corp.	126,442	8,672,657
Hanover Insurance Group, Inc.	42,360	9,070,123
Hartford Insurance Group, Inc.	64,633	8,565,165
Kemper Corp.	338,246	9,119,112
Kinsale Capital Group, Inc. (b)	26,664	8,794,054
Lemonade, Inc. (a)	149,686	9,737,074
Loews Corp.	77,386	8,760,869
Markel Group, Inc. (a)	4,592	8,968,222
Mercury General Corp.	82,476	8,793,591
Old Republic International Corp.	217,747	8,910,207
Palomar Holdings, Inc. (a)	73,772	9,324,043
Security Description	Shares	Value
Progressive Corp.	40,948	$8,945,091
RLI Corp.	155,016	9,156,795
Selective Insurance Group, Inc.	91,544	8,880,683
Skyward Specialty Insurance Group, Inc. (a)	170,812	9,966,880
Stewart Information Services Corp.	116,640	7,700,573
Travelers Cos., Inc.	27,562	9,098,767
W.R. Berkley Corp.	122,588	8,646,132
White Mountains Insurance Group Ltd.	4,141	8,585,908
		265,997,126
REINSURANCE — 7.5%
Everest Group Ltd.	24,843	8,874,665
Reinsurance Group of America, Inc.	40,718	8,658,682
RenaissanceRe Holdings Ltd.	28,272	8,959,397
SiriusPoint Ltd. (a)	359,179	8,620,296
		35,113,040
TOTAL COMMON STOCKS (Cost $513,499,140)		466,153,797
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	675,559	675,559
State Street Navigator Securities Lending Portfolio II (e) (f)	17,994,449	17,994,449
TOTAL SHORT-TERM INVESTMENTS (Cost $18,670,008)		18,670,008
TOTAL INVESTMENTS — 103.9% (Cost $532,169,148)		484,823,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(18,233,258)
NET ASSETS — 100.0%		$466,590,547

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
32

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$466,153,797	$—	$—	$466,153,797
Short-Term Investments	18,670,008	—	—	18,670,008
TOTAL INVESTMENTS	$484,823,805	$—	$—	$484,823,805
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,337,970	$1,337,970	$33,470,939	$34,133,350	$—	$—	675,559	$675,559	$33,488
State Street Navigator Securities Lending Portfolio II	20,208,829	20,208,829	237,409,257	239,623,637	—	—	17,994,449	17,994,449	39,387
Total		$21,546,799	$270,880,196	$273,756,987	$—	$—		$18,670,008	$72,875
See accompanying notes to financial statements.
33

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
ALUMINUM — 9.6%
Alcoa Corp.	2,806,949	$146,354,321
Century Aluminum Co. (a) (b)	3,116,462	143,388,416
Kaiser Aluminum Corp.	657,749	128,675,437
		418,418,174
APPLICATION SOFTWARE — 0.5%
REalloys, Inc. (a)	1,580,524	22,838,572
COAL & CONSUMABLE FUELS — 17.5%
Centrus Energy Corp. Class A (a) (b) (c)	1,197,858	201,084,422
Core Natural Resources, Inc. (b)	2,015,729	161,298,635
Lightbridge Corp. (a) (b) (c)	2,195,636	19,299,640
Peabody Energy Corp. (b) (c)	6,370,854	147,294,145
Uranium Energy Corp. (a) (b)	19,532,452	208,215,938
Ur-Energy, Inc. (a) (b) (c)	20,233,472	27,517,522
		764,710,302
COPPER — 4.3%
Freeport-McMoRan, Inc.	2,963,844	186,396,149
DIVERSIFIED METALS & MINING — 18.6%
American Battery Technology Co. (a) (b) (c)	8,132,026	23,013,634
Compass Minerals International, Inc. (a)	1,583,302	49,288,191
Idaho Strategic Resources, Inc. (a) (b) (c)	909,793	29,795,721
Ivanhoe Electric, Inc. (a)	7,911,030	76,024,998
Materion Corp.	620,441	184,512,949
MP Materials Corp. (a) (b)	3,442,385	192,807,984
U.S. Antimony Corp. (a) (b) (c)	8,372,515	60,784,459
USA Rare Earth, Inc. (a) (b)	9,050,455	195,308,819
		811,536,755
GOLD — 18.1%
Coeur Mining, Inc.	11,940,020	194,861,126
Contango Silver & Gold, Inc. (a) (b) (c)	1,794,068	28,328,334
Dakota Gold Corp. (a)	5,251,107	22,369,716
Hycroft Mining Holding Corp. Class A (a) (b) (c)	5,004,047	117,094,700
McEwen, Inc. (a) (b) (c)	3,226,068	58,488,613
Newmont Corp.	1,983,351	185,244,983
Royal Gold, Inc.	933,656	186,367,074
		792,754,546
SILVER — 4.6%
Hecla Mining Co.	13,095,779	202,067,870
STEEL — 26.8%
Alpha Metallurgical Resources, Inc. (a) (b)	555,406	91,608,666
Security Description	Shares	Value
Cleveland-Cliffs, Inc. (a)	14,826,405	$139,219,943
Commercial Metals Co.	2,500,957	156,935,052
Metallus, Inc. (a)	962,967	17,997,853
Nucor Corp.	734,543	163,619,453
Ramaco Resources, Inc. Class A (a) (b)	2,150,342	28,449,025
Reliance, Inc.	466,646	174,338,945
Ryerson Holding Corp. (b)	1,114,356	27,424,301
Steel Dynamics, Inc.	685,684	157,337,051
SunCoke Energy, Inc. (c)	4,095,225	32,966,561
Warrior Met Coal, Inc. (b)	1,932,123	156,811,103
Worthington Steel, Inc. (b)	777,062	26,093,742
		1,172,801,695
TOTAL COMMON STOCKS (Cost $4,592,164,091)		4,371,524,063
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	1,578,980	1,578,980
State Street Navigator Securities Lending Portfolio II (f) (g)	363,704,001	363,704,001
TOTAL SHORT-TERM INVESTMENTS (Cost $365,282,981)		365,282,981
TOTAL INVESTMENTS — 108.3% (Cost $4,957,447,072)		4,736,807,044
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(364,154,244)
NET ASSETS — 100.0%		$4,372,652,800

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
These securities are affiliated investments as a result of the
Fund owning 5% or more of the entity’s outstanding shares.
Amounts related to these investments during the year
ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
34

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,371,524,063	$—	$—	$4,371,524,063
Short-Term Investments	365,282,981	—	—	365,282,981
TOTAL INVESTMENTS	$4,736,807,044	$—	$—	$4,736,807,044
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
American Battery Technology Co.	—	$—	$43,736,385	$12,110,827	$511,656	$(9,123,580)	8,132,026	$23,013,634	$—
Centrus Energy Corp.	402,420	73,715,296	346,085,588	160,976,652	74,526,968	(132,266,778)	1,197,858	201,084,422	—
Contango Silver & Gold, Inc.	—	—	31,271,057	764,432	(38,865)	(2,139,426)	1,794,068	28,328,334	—
Hycroft Mining Holding Corp.	—	—	187,922,087	35,857,149	1,951,715	(36,921,953)	5,004,047	117,094,700	—
Idaho Strategic Resources, Inc.	—	—	55,417,415	15,259,946	602,374	(10,964,122)	909,793	29,795,721	—
Lightbridge Corp.	—	—	40,858,500	10,876,654	132,067	(10,814,273)	2,195,636	19,299,640	—
McEwen, Inc.	1,384,392	13,304,007	79,434,633	41,786,463	18,047,697	(10,511,261)	3,226,068	58,488,613	—
Peabody Energy Corp.	4,616,083	61,947,834	230,723,717	176,220,224	40,189,971	(9,347,153)	6,370,854	147,294,145	1,598,005
State Street Institutional U.S. Government Money Market Fund, Class G Shares	561,089	561,089	49,532,885	48,514,994	—	—	1,578,980	1,578,980	105,600
State Street Navigator Securities Lending Portfolio II	177,745,489	177,745,489	2,674,054,995	2,488,096,483	—	—	363,704,001	363,704,001	1,312,241
SunCoke Energy, Inc.	3,186,713	27,373,865	39,190,393	32,829,669	300,474	— *	—	— *	1,815,953
U.S. Antimony Corp.	—	—	106,194,187	45,714,564	5,020,770	(4,715,934)	8,372,515	60,784,459	—
Ur-Energy, Inc.	—	—	54,620,914	20,654,549	754,516	(7,203,359)	20,233,472	27,517,522	—
Total		$354,647,580	$3,939,042,756	$3,089,662,606	$141,999,343	$(234,007,839)		$1,077,984,171	$4,831,799

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2026.
*	As of June 30, 2026, no longer an affiliate.
See accompanying notes to financial statements.
35

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 22.2%
Helmerich & Payne, Inc.	445,409	$14,582,691
Nabors Industries Ltd. (a) (b)	142,825	11,998,728
Noble Corp. PLC (b)	378,990	14,136,327
Patterson-UTI Energy, Inc.	1,458,877	13,392,491
Seadrill Ltd. (a) (b)	391,338	14,800,403
Transocean Ltd. (a)	2,917,753	14,267,812
Valaris Ltd. (a)	197,072	14,307,427
		97,485,879
OIL & GAS EQUIPMENT & SERVICES — 77.7%
Archrock, Inc.	491,338	20,002,369
Atlas Energy Solutions, Inc. (b)	813,611	13,514,079
Baker Hughes Co.	278,257	15,443,263
Bristow Group, Inc.	144,034	5,951,485
Cactus, Inc. Class A	301,922	15,467,464
Core Laboratories, Inc. (b)	330,512	3,850,465
Expro Group Holdings NV (a) (b)	740,996	10,944,511
Flowco Holdings, Inc. Class A	362,981	7,746,015
Forum Energy Technologies, Inc. (a) (b)	117,323	5,893,134
Halliburton Co.	441,375	14,984,681
Helix Energy Solutions Group, Inc. (a) (b)	1,256,194	10,979,136
Innovex International, Inc. (a) (b)	281,939	6,992,087
Kodiak Gas Services, Inc.	263,738	19,814,636
Liberty Energy, Inc. (b)	621,175	16,268,573
Natural Gas Services Group, Inc.	62,429	2,693,187
NOV, Inc.	831,865	15,431,096
Oceaneering International, Inc. (a)	446,203	18,080,146
Oil States International, Inc. (a)	607,981	4,869,928
ProPetro Holding Corp. (a)	1,064,838	15,269,777
RPC, Inc. (b)	886,563	5,168,662
Select Water Solutions, Inc.	953,026	19,041,459
SLB Ltd.	315,897	14,686,052
Solaris Energy Infrastructure, Inc.	256,969	20,675,726
Security Description	Shares	Value
TechnipFMC PLC	250,693	$16,620,946
TETRA Technologies, Inc. (a) (b)	901,940	10,218,980
Tidewater, Inc. (a) (b)	238,778	15,909,778
Weatherford International PLC (b)	178,921	14,582,061
		341,099,696
TOTAL COMMON STOCKS (Cost $413,491,195)		438,585,575
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	664,390	664,390
State Street Navigator Securities Lending Portfolio II (e) (f)	14,016,909	14,016,909
TOTAL SHORT-TERM INVESTMENTS (Cost $14,681,299)		14,681,299
TOTAL INVESTMENTS — 103.2% (Cost $428,172,494)		453,266,874
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(14,026,341)
NET ASSETS — 100.0%		$439,240,533

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$438,585,575	$—	$—	$438,585,575
Short-Term Investments	14,681,299	—	—	14,681,299
TOTAL INVESTMENTS	$453,266,874	$—	$—	$453,266,874
See accompanying notes to financial statements.
36

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	170,922	$170,922	$8,453,618	$7,960,150	$—	$—	664,390	$664,390	$14,491
State Street Navigator Securities Lending Portfolio II	8,810,064	8,810,064	460,594,536	455,387,691	—	—	14,016,909	14,016,909	54,081
Total		$8,980,986	$469,048,154	$463,347,841	$—	$—		$14,681,299	$68,572
See accompanying notes to financial statements.
37

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
Aclaris Therapeutics, Inc. (a) (b)	723,948	$3,829,685
Alto Neuroscience, Inc. (a) (b)	190,203	5,019,457
Alumis, Inc. (a) (b)	325,914	9,171,220
Amneal Pharmaceuticals, Inc. (a)	426,750	7,387,043
Amphastar Pharmaceuticals, Inc. (a)	265,621	5,360,232
Amylyx Pharmaceuticals, Inc. (a) (b)	485,721	8,723,549
ANI Pharmaceuticals, Inc. (a) (b)	79,881	6,612,549
Aquestive Therapeutics, Inc. (a) (b)	787,651	3,276,628
Arvinas, Inc. (a) (b)	642,928	5,342,732
AtaiBeckley, Inc. (a)	1,729,574	9,114,855
Axsome Therapeutics, Inc. (a)	26,541	6,496,441
BioAge Labs, Inc. (a)	262,153	6,425,370
Bristol-Myers Squibb Co.	117,586	6,775,305
Collegium Pharmaceutical, Inc. (a) (b)	187,866	6,800,749
Corcept Therapeutics, Inc. (a)	83,688	7,276,672
CorMedix, Inc. (a) (b)	549,805	4,315,969
Crinetics Pharmaceuticals, Inc. (a) (b)	190,494	7,128,285
Definium Therapeutics, Inc. (a)	281,317	13,233,152
Edgewise Therapeutics, Inc. (a)	198,593	8,068,834
Elanco Animal Health, Inc. (a) (b)	285,865	7,035,138
Eli Lilly & Co.	5,757	6,905,119
Enliven Therapeutics, Inc. (a)	176,696	8,967,322
Esperion Therapeutics, Inc. (a)	2,082,103	6,579,445
Eton Pharmaceuticals, Inc. (a)	154,434	5,590,511
Evolus, Inc. (a) (b)	325,329	2,257,783
EyePoint, Inc. (a)	530,232	7,582,318
Fulcrum Therapeutics, Inc. (a)	807,587	2,955,768
Harmony Biosciences Holdings, Inc. (a) (b)	184,265	6,709,089
Harrow, Inc. (a) (b)	182,110	7,734,212
Indivior Pharmaceuticals, Inc. (a)	171,638	7,042,307
Innoviva, Inc. (a)	284,255	6,455,431
Jazz Pharmaceuticals PLC (a)	28,473	6,861,139
Johnson & Johnson	27,417	6,963,096
LB Pharmaceuticals, Inc. (a) (b)	105,171	3,413,325
Lexicon Pharmaceuticals, Inc. (a)	1,121,988	2,692,771
Ligand Pharmaceuticals, Inc. (a) (b)	26,334	8,323,914
Liquidia Corp. (a)	100,195	7,988,547
Maze Therapeutics, Inc. (a) (b)	265,830	7,932,367
MBX Biosciences, Inc. (a)	210,962	11,645,102
Merck & Co., Inc.	54,900	7,054,650
Nektar Therapeutics (a)	115,142	8,038,063
Nuvation Bio, Inc. (a) (b)	1,427,463	8,107,990
Ocular Therapeutix, Inc. (a) (b)	748,033	7,345,684
Security Description	Shares	Value
Omeros Corp. (a) (b)	640,960	$6,095,530
Organon & Co.	488,626	6,615,996
Pacira BioSciences, Inc. (a) (b)	279,152	7,082,086
Perrigo Co. PLC (b)	585,303	6,081,298
Pfizer, Inc.	255,385	6,149,671
Phathom Pharmaceuticals, Inc. (a) (b)	419,786	4,554,678
Phibro Animal Health Corp. Class A	175,209	5,501,563
Prestige Consumer Healthcare, Inc. (a)	133,070	6,290,219
Rapport Therapeutics, Inc. (a) (b)	147,854	6,161,076
Relmada Therapeutics, Inc. (a)	655,062	4,533,029
Royalty Pharma PLC Class A	119,915	6,723,634
Septerna, Inc. (a)	126,696	4,243,049
Supernus Pharmaceuticals, Inc. (a)	144,999	6,743,903
Tarsus Pharmaceuticals, Inc. (a)	106,709	6,716,264
Theravance Biopharma, Inc. (a) (b)	241,097	4,098,649
Trevi Therapeutics, Inc. (a)	487,893	9,099,204
VeraDermics, Inc. (a) (b)	70,310	8,643,911
Viatris, Inc.	414,570	6,583,372
WaVe Life Sciences Ltd. (a)	1,155,091	6,711,079
Xeris Biopharma Holdings, Inc. (a)	753,307	5,966,191
Zevra Therapeutics, Inc. (a)	369,377	5,296,866
Zoetis, Inc.	80,428	5,779,556
TOTAL COMMON STOCKS (Cost $370,843,939)		428,210,642
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	265,609	265,609
State Street Navigator Securities Lending Portfolio II (e) (f)	36,754,275	36,754,275
TOTAL SHORT-TERM INVESTMENTS (Cost $37,019,884)		37,019,884
TOTAL INVESTMENTS — 108.6% (Cost $407,863,823)		465,230,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(36,798,308)
NET ASSETS — 100.0%		$428,432,218

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
38

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$428,210,642	$—	$—	$428,210,642
Short-Term Investments	37,019,884	—	—	37,019,884
TOTAL INVESTMENTS	$465,230,526	$—	$—	$465,230,526
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	273,438	$273,438	$9,749,317	$9,757,146	$—	$—	265,609	$265,609	$8,926
State Street Navigator Securities Lending Portfolio II	13,167,264	13,167,264	220,152,420	196,565,409	—	—	36,754,275	36,754,275	71,008
Total		$13,440,702	$229,901,737	$206,322,555	$—	$—		$37,019,884	$79,934
See accompanying notes to financial statements.
39

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 19.9%
Abercrombie & Fitch Co. Class A (a) (b)	63,829	$5,745,248
American Eagle Outfitters, Inc.	310,694	5,343,937
Boot Barn Holdings, Inc. (a) (b)	32,971	5,416,146
Buckle, Inc.	122,861	5,184,734
Burlington Stores, Inc. (a)	16,655	5,276,304
Caleres, Inc.	308,625	3,817,691
Gap, Inc.	258,127	4,821,812
RealReal, Inc. (a)	597,216	7,041,177
Revolve Group, Inc. (a)	267,639	6,126,257
Ross Stores, Inc.	23,485	4,998,782
Stitch Fix, Inc. Class A (a)	1,041,506	4,280,590
ThredUp, Inc. Class A (a) (b)	860,988	5,897,768
TJX Cos., Inc.	32,486	4,921,629
Urban Outfitters, Inc. (a) (b)	74,928	5,309,398
Victoria's Secret & Co. (a)	73,364	6,124,427
		80,305,900
AUTOMOTIVE RETAIL — 21.4%
Advance Auto Parts, Inc. (b)	91,754	5,708,934
Arko Corp. (b)	397,696	3,193,499
Asbury Automotive Group, Inc. (a)	27,489	5,527,488
AutoNation, Inc. (a)	28,190	5,237,420
AutoZone, Inc. (a)	1,751	5,596,091
Camping World Holdings, Inc. Class A (b)	566,129	4,319,564
CarMax, Inc. (a)	112,297	5,939,388
Carvana Co. (a)	81,019	5,332,671
EVgo, Inc. (a) (b)	1,454,571	2,778,231
Group 1 Automotive, Inc.	16,702	4,863,121
Lithia Motors, Inc. (b)	17,866	5,189,894
Monro, Inc. (b)	305,085	5,220,004
Murphy USA, Inc.	8,897	4,794,326
O'Reilly Automotive, Inc. (a)	60,208	5,544,555
Penske Automotive Group, Inc. (b)	30,568	5,470,144
Sonic Automotive, Inc. Class A (b)	64,739	5,489,220
Valvoline, Inc. (a)	149,957	5,929,300
		86,133,850
BROADLINE RETAIL — 14.9%
Amazon.com, Inc. (a)	22,884	5,454,173
Coupang, Inc. (a)	360,216	6,256,952
Dillard's, Inc. Class A (b)	9,350	4,940,727
eBay, Inc.	51,183	5,719,700
Etsy, Inc. (a)	79,245	5,969,526
Groupon, Inc. (a) (b)	297,671	7,161,964
Kohl's Corp.	343,223	6,081,911
Macy's, Inc.	235,167	5,538,183
Ollie's Bargain Outlet Holdings, Inc. (a)	69,559	5,347,696
Pattern Group, Inc. Class A (a)	173,879	4,380,012
Security Description	Shares	Value
Savers Value Village, Inc. (a) (b)	305,012	$3,077,571
		59,928,415
COMPUTER & ELECTRONICS RETAIL — 2.7%
Best Buy Co., Inc.	72,005	5,463,740
GameStop Corp. Class A (a)	242,928	5,363,850
		10,827,590
CONSUMER STAPLES MERCHANDISE RETAIL — 9.6%
BJ's Wholesale Club Holdings, Inc. (a)	58,887	5,136,124
Costco Wholesale Corp.	5,540	5,182,504
Dollar General Corp.	49,531	5,701,513
Dollar Tree, Inc. (a)	49,369	5,971,181
PriceSmart, Inc. (b)	31,168	6,088,357
Target Corp.	42,557	5,558,370
Walmart, Inc.	45,166	5,115,501
		38,753,550
FOOD RETAIL — 10.4%
Albertsons Cos., Inc. Class A (b)	356,444	4,822,687
Casey's General Stores, Inc.	5,949	4,728,206
Grocery Outlet Holding Corp. (a) (b)	589,444	5,882,651
Ingles Markets, Inc. Class A	58,182	5,153,762
Kroger Co.	84,494	4,691,952
Maplebear, Inc. (a)	132,164	6,257,965
Sprouts Farmers Market, Inc. (a)	62,733	5,305,957
Weis Markets, Inc. (b)	66,371	5,197,513
		42,040,693
OTHER SPECIALTY RETAIL — 21.0%
Academy Sports & Outdoors, Inc. (b)	109,222	5,147,633
Bath & Body Works, Inc.	300,578	6,952,369
Build-A-Bear Workshop, Inc. (b)	112,195	3,434,289
Chewy, Inc. Class A (a)	272,595	5,356,492
Dick's Sporting Goods, Inc. (b)	25,336	5,746,458
Five Below, Inc. (a)	27,810	4,999,960
MarineMax, Inc. (a) (b)	167,090	6,118,836
National Vision Holdings, Inc. (a) (b)	309,810	5,889,488
Sally Beauty Holdings, Inc. (a)	416,412	5,888,066
Signet Jewelers Ltd. (b)	63,390	5,464,218
Tractor Supply Co.	177,006	5,595,160
Ulta Beauty, Inc. (a)	11,570	5,217,838
Upbound Group, Inc. (b)	301,242	6,392,355
Warby Parker, Inc. Class A (a) (b)	217,700	6,605,018
Winmark Corp. (b)	13,991	5,919,312
		84,727,492
TOTAL COMMON STOCKS (Cost $431,540,841)		402,717,490
See accompanying notes to financial statements.
40

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	298,234	$298,234
State Street Navigator Securities Lending Portfolio II (e) (f)	18,663,475	18,663,475
TOTAL SHORT-TERM INVESTMENTS (Cost $18,961,709)		18,961,709
TOTAL INVESTMENTS — 104.6% (Cost $450,502,550)		421,679,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(18,386,760)
NET ASSETS — 100.0%		$403,292,439

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$402,717,490	$—	$—	$402,717,490
Short-Term Investments	18,961,709	—	—	18,961,709
TOTAL INVESTMENTS	$421,679,199	$—	$—	$421,679,199
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,343	$142,343	$13,200,401	$13,044,510	$—	$—	298,234	$298,234	$14,422
State Street Navigator Securities Lending Portfolio II	22,092,851	22,092,851	557,534,538	560,963,914	—	—	18,663,475	18,663,475	77,350
Total		$22,235,194	$570,734,939	$574,008,424	$—	$—		$18,961,709	$91,772
See accompanying notes to financial statements.
41

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	162,003	$94,109,163
Allegro MicroSystems, Inc. (a) (b)	1,645,105	114,532,210
Alpha & Omega Semiconductor Ltd. (a)	1,370,149	64,849,152
Ambarella, Inc. (a)	1,170,388	100,419,290
Ambiq Micro, Inc. (a)	351,300	31,019,790
Analog Devices, Inc.	185,894	73,831,520
Astera Labs, Inc. (a)	221,509	106,993,277
Broadcom, Inc.	196,174	74,104,729
Cerebras Systems, Inc. Class A (a) (b)	307,585	67,976,285
CEVA, Inc. (a) (b)	699,695	32,997,616
Cirrus Logic, Inc. (a)	462,346	68,672,251
Credo Technology Group Holding Ltd. (a)	308,418	83,874,275
Diodes, Inc. (a)	729,655	79,853,443
Everspin Technologies, Inc. (a)	888,615	21,486,711
First Solar, Inc. (a)	292,817	69,093,099
Impinj, Inc. (a) (b)	594,886	85,205,522
indie Semiconductor, Inc. Class A (a) (b) (c)	12,295,359	55,206,162
Intel Corp. (a)	684,656	95,598,517
Kopin Corp. (a) (b)	8,926,761	39,991,889
Lattice Semiconductor Corp. (a)	553,674	84,689,975
MACOM Technology Solutions Holdings, Inc. (a)	206,007	78,358,883
Marvell Technology, Inc.	290,140	86,429,805
MaxLinear, Inc. (a)	1,018,527	130,402,012
Microchip Technology, Inc.	833,735	76,036,632
Micron Technology, Inc.	82,176	94,854,935
Monolithic Power Systems, Inc.	49,555	68,502,850
Navitas Semiconductor Corp. (a)	3,575,197	64,067,530
NVE Corp. (b)	132,294	13,831,338
NVIDIA Corp.	364,203	72,873,378
NXP Semiconductors NV	255,636	71,841,385
ON Semiconductor Corp. (a)	662,527	62,635,303
Penguin Solutions, Inc. (a) (b)	1,252,430	95,197,204
Power Integrations, Inc. (b)	982,120	82,262,371
Qorvo, Inc. (a)	768,351	71,664,098
QUALCOMM, Inc.	383,281	70,826,496
Rambus, Inc. (a)	528,474	70,149,639
Rigetti Computing, Inc. (a) (b)	3,753,718	72,521,832
Semtech Corp. (a)	473,091	76,569,778
Security Description	Shares	Value
Silicon Laboratories, Inc. (a)	335,012	$73,220,223
SiTime Corp. (a)	109,895	81,933,316
SkyWater Technology, Inc. (a)	1,499,011	52,195,563
Skyworks Solutions, Inc.	1,038,413	70,404,401
Synaptics, Inc. (a) (b)	568,997	70,686,497
T1 Energy, Inc. (a) (b)	9,480,758	89,877,586
Texas Instruments, Inc.	258,873	77,162,275
Universal Display Corp.	833,539	72,176,142
Wolfspeed, Inc. (a) (b)	1,687,518	81,422,744
TOTAL COMMON STOCKS (Cost $2,367,407,410)		3,472,609,092
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	3,753,757	3,753,757
State Street Navigator Securities Lending Portfolio II (f) (g)	276,001,548	276,001,548
TOTAL SHORT-TERM INVESTMENTS (Cost $279,755,305)		279,755,305
TOTAL INVESTMENTS — 107.9% (Cost $2,647,162,715)		3,752,364,397
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(276,275,439)
NET ASSETS — 100.0%		$3,476,088,958

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
This security is an affiliated investment as a result of the
Fund owning 5% or more of the entity’s outstanding shares.
Amounts related to these investments during the year
ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
42

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,472,609,092	$—	$—	$3,472,609,092
Short-Term Investments	279,755,305	—	—	279,755,305
TOTAL INVESTMENTS	$3,752,364,397	$—	$—	$3,752,364,397
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
indie Semiconductor, Inc.	2,687,547	$9,567,667	$46,411,750	$11,481,166	$(162,007)	$10,869,918	12,295,359	$55,206,162	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,604,043	1,604,043	23,067,384	20,917,670	—	—	3,753,757	3,753,757	61,818
State Street Navigator Securities Lending Portfolio II	81,169,491	81,169,491	1,731,162,843	1,536,330,786	—	—	276,001,548	276,001,548	741,365
Total		$92,341,201	$1,800,641,977	$1,568,729,622	$(162,007)	$10,869,918		$334,961,467	$803,183
See accompanying notes to financial statements.
43

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 69.7%
ACI Worldwide, Inc. (a)	67,173	$3,378,130
Adobe, Inc. (a)	12,585	2,580,177
Agilysys, Inc. (a) (b)	32,225	3,367,512
Alarm.com Holdings, Inc. (a)	63,650	2,973,728
Alkami Technology, Inc. (a) (b)	195,695	3,545,993
Amplitude, Inc. Class A (a) (b)	425,712	3,256,697
Appfolio, Inc. Class A (a) (b)	17,449	2,797,947
AppLovin Corp. Class A (a)	5,962	3,071,801
Asana, Inc. Class A (a) (b)	387,520	2,712,640
Atlassian Corp. Class A (a)	32,090	2,496,281
Aurora Innovation, Inc. (a) (b)	485,521	3,311,253
Autodesk, Inc. (a)	13,273	2,580,537
AvePoint, Inc. (a)	274,009	3,071,641
Bentley Systems, Inc. Class B (b)	90,521	2,705,673
Bill Holdings, Inc. (a)	90,687	3,279,242
Bit Digital, Inc. (a) (b)	1,727,884	3,110,191
BitMine Immersion Technologies, Inc. (b)	187,814	2,499,804
Blackbaud, Inc. (a) (b)	103,650	3,070,113
BlackLine, Inc. (a) (b)	106,309	2,984,094
Blend Labs, Inc. Class A (a) (b)	1,769,520	3,025,879
Box, Inc. Class A (a)	110,931	2,944,109
Braze, Inc. Class A (a) (b)	135,613	2,941,446
C3.ai, Inc. Class A (a) (b)	271,981	2,472,307
Cadence Design Systems, Inc. (a)	7,624	2,861,440
CCC Intelligent Solutions Holdings, Inc. (a)	624,981	3,224,902
Cerence, Inc. (a) (b)	295,218	3,341,868
Cipher Digital, Inc. (a) (b)	139,747	3,423,801
Circle Internet Group, Inc. (a)	37,216	2,330,838
Cleanspark, Inc. (a) (b)	197,141	2,868,402
Clear Secure, Inc. Class A	56,519	3,149,804
Consensus Cloud Solutions, Inc. (a) (b)	62,479	2,383,574
Core Scientific, Inc. (a) (b)	114,340	2,925,961
Daily Journal Corp. (a) (b)	5,571	3,349,229
Datadog, Inc. Class A (a)	12,906	3,360,206
Digital Turbine, Inc. (a)	287,417	3,707,679
Docusign, Inc. (a)	65,090	2,891,298
Dropbox, Inc. Class A (a)	106,237	2,918,330
D-Wave Quantum, Inc. (a) (b)	126,341	3,030,921
Dynatrace, Inc. (a)	72,389	3,178,601
Elastic NV (a)	48,326	2,755,549
Fair Isaac Corp. (a)	2,409	2,878,225
Five9, Inc. (a)	137,585	2,933,312
Freshworks, Inc. Class A (a)	312,819	3,165,728
Guidewire Software, Inc. (a)	25,192	3,099,876
HubSpot, Inc. (a)	15,237	2,780,905
Hut 8 Corp. (a) (b)	27,794	3,208,678
I3 Verticals, Inc. Class A (a) (b)	146,726	3,134,067
Intapp, Inc. (a)	123,265	3,107,511
Security Description	Shares	Value
InterDigital, Inc. (b)	11,572	$3,276,380
Intuit, Inc.	10,336	2,697,696
Klaviyo, Inc. Class A (a)	202,437	3,056,799
Life360, Inc. (a) (b)	65,494	3,625,748
LiveRamp Holdings, Inc. (a)	77,980	2,935,167
Manhattan Associates, Inc. (a)	20,234	2,817,584
MARA Holdings, Inc. (a) (b)	232,759	3,233,022
Mitek Systems, Inc. (a) (b)	183,476	3,693,372
nCino, Inc. (a) (b)	190,617	3,116,588
NCR Voyix Corp. (a) (b)	420,834	3,438,214
NextNav, Inc. (a) (b)	136,305	2,430,318
Nutanix, Inc. Class A (a)	59,150	3,014,284
PagerDuty, Inc. (a)	333,797	3,221,141
Palantir Technologies, Inc. Class A (a)	22,562	2,632,309
PAR Technology Corp. (a) (b)	217,906	3,795,923
Pegasystems, Inc. (b)	89,253	2,674,912
Pivotal Software, Inc. (a) (c)	91,219	—
Porch Group, Inc. (a) (b)	312,156	4,694,826
Procore Technologies, Inc. (a)	67,468	2,740,550
PTC, Inc. (a)	21,746	2,470,563
Q2 Holdings, Inc. (a)	66,622	3,204,518
Red Violet, Inc. (a) (b)	48,405	3,084,367
RingCentral, Inc. Class A (b)	75,845	2,956,438
Riot Platforms, Inc. (a) (b)	121,982	3,339,867
Roper Technologies, Inc.	8,789	2,974,110
SailPoint, Inc. (a) (b)	199,686	2,923,403
Salesforce, Inc.	17,189	2,692,829
Samsara, Inc. Class A (a)	89,993	2,918,473
ServiceTitan, Inc. Class A (a)	41,145	2,909,363
SoundHound AI, Inc. Class A (a) (b)	435,169	2,815,543
Sprinklr, Inc. Class A (a)	549,044	2,833,067
Sprout Social, Inc. Class A (a)	415,477	3,136,851
SPS Commerce, Inc. (a)	52,752	3,015,832
Strategy, Inc. (a) (b)	25,464	2,213,586
Synopsys, Inc. (a)	6,380	2,845,927
Terawulf, Inc. (a)	126,664	3,128,601
Trimble, Inc. (a)	58,053	2,971,153
Tyler Technologies, Inc. (a)	9,704	2,838,032
Unity Software, Inc. (a)	110,181	3,148,973
Vertex, Inc. Class A (a)	229,664	2,636,543
Weave Communications, Inc. (a) (b)	526,415	3,153,226
Workday, Inc. Class A (a)	21,370	2,616,115
Workiva, Inc. (a)	59,581	2,890,274
Yext, Inc. (a)	773,002	3,609,919
Zeta Global Holdings Corp. Class A (a) (b)	147,387	2,900,576
Zoom Communications, Inc. (a)	31,260	2,698,051
		280,208,933
INTERACTIVE HOME ENTERTAINMENT — 2.6%
Electronic Arts, Inc.	14,454	2,963,648
ROBLOX Corp. Class A (a)	70,778	3,848,908
See accompanying notes to financial statements.
44

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	13,955	$3,488,471
		10,301,027
IT CONSULTING & OTHER SERVICES — 6.5%
Accenture PLC Class A	17,226	2,143,603
BigBear.ai Holdings, Inc. (a) (b)	730,699	2,681,665
Cognizant Technology Solutions Corp. Class A	56,699	2,195,952
DXC Technology Co. (a) (b)	333,039	2,947,395
EPAM Systems, Inc. (a) (b)	31,571	2,505,159
Everforth, Inc. (a)	144,558	2,583,252
Gartner, Inc. (a)	18,963	2,457,984
Grid Dynamics Holdings, Inc. (a) (b)	479,184	2,721,765
International Business Machines Corp.	10,786	3,033,131
Kyndryl Holdings, Inc. (a)	261,105	2,953,098
		26,223,004
SYSTEMS SOFTWARE — 21.2%
A10 Networks, Inc.	92,604	3,459,685
Adeia, Inc. (b)	95,216	3,135,463
Appian Corp. Class A (a)	125,315	2,869,714
Arteris, Inc. (a)	87,656	4,259,205
Commvault Systems, Inc. (a)	23,448	3,323,285
Crowdstrike Holdings, Inc. Class A (a)	4,538	3,463,129
Dolby Laboratories, Inc. Class A (b)	55,541	2,920,346
Fortinet, Inc. (a)	21,154	3,249,677
Gen Digital, Inc.	119,311	2,969,651
Gitlab, Inc. Class A (a)	103,027	3,145,414
Microsoft Corp.	7,390	2,756,618
Netskope, Inc. Class A (a) (b)	346,800	3,793,992
OneSpan, Inc. (b)	207,883	2,983,121
Oracle Corp.	14,598	2,139,337
Palo Alto Networks, Inc. (a)	11,158	3,805,101
Progress Software Corp. (a) (b)	92,311	3,099,803
Qualys, Inc. (a)	26,655	3,664,796
Rapid7, Inc. (a)	407,407	3,299,997
Rubrik, Inc. Class A (a)	41,187	3,306,492
SentinelOne, Inc. Class A (a)	198,609	3,370,395
ServiceNow, Inc. (a)	27,699	2,749,957
Tenable Holdings, Inc. (a)	109,602	4,042,122
Teradata Corp. (a) (b)	88,822	3,077,682
Security Description	Shares	Value
UiPath, Inc. Class A (a) (b)	273,249	$2,970,217
Varonis Systems, Inc. (a)	89,281	3,746,231
Zscaler, Inc. (a)	23,548	3,323,800
		84,925,230
TOTAL COMMON STOCKS (Cost $470,219,945)		401,658,194
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	253,084	253,084
State Street Navigator Securities Lending Portfolio II (f) (g)	39,970,059	39,970,059
TOTAL SHORT-TERM INVESTMENTS (Cost $40,223,143)		40,223,143
TOTAL INVESTMENTS — 110.0% (Cost $510,443,088)		441,881,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(40,053,296)
NET ASSETS — 100.0%		$401,828,041

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the security is $0, representing
0.00% of the Fund's net assets.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
45

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$401,658,194	$—	$0 (a)	$401,658,194
Short-Term Investments	40,223,143	—	—	40,223,143
TOTAL INVESTMENTS	$441,881,337	$—	$0	$441,881,337

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	186,357	$186,357	$30,735,377	$30,668,650	$—	$—	253,084	$253,084	$14,067
State Street Navigator Securities Lending Portfolio II	48,058,499	48,058,499	179,978,523	188,066,963	—	—	39,970,059	39,970,059	183,236
Total		$48,244,856	$210,713,900	$218,735,613	$—	$—		$40,223,143	$197,303
See accompanying notes to financial statements.
46

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 22.0%
Anterix, Inc. (a) (b)	215,358	$22,168,952
AST SpaceMobile, Inc. (a) (b)	240,624	21,381,849
Bandwidth, Inc. Class A (a)	175,182	11,089,020
Cogent Communications Holdings, Inc. (b)	891,119	12,368,732
Globalstar, Inc. (a)	261,630	21,267,903
Iridium Communications, Inc. (b)	460,675	25,268,024
Liberty Global Ltd. Class C (a)	1,276,486	14,041,346
Liberty Latin America Ltd. Class C (a)	738,204	5,750,609
Lumen Technologies, Inc. (a)	2,543,760	19,536,077
		152,872,512
COMMUNICATIONS EQUIPMENT — 56.2%
ADTRAN Holdings, Inc. (a)	1,252,927	17,415,685
Applied Optoelectronics, Inc. (a)	119,978	17,775,940
Arista Networks, Inc. (a)	138,449	23,519,716
Calix, Inc. (a)	544,480	20,319,994
Ciena Corp. (a)	48,336	23,711,708
Cisco Systems, Inc.	176,862	20,774,211
Clearfield, Inc. (a) (b)	107,910	4,293,739
Digi International, Inc. (a) (b)	233,158	17,475,192
Extreme Networks, Inc. (a)	735,184	23,797,906
F5, Inc. (a)	53,770	22,366,169
Harmonic, Inc. (a)	851,982	13,912,866
Lumentum Holdings, Inc. (a)	24,625	21,129,727
Motorola Solutions, Inc.	51,040	21,196,402
NETGEAR, Inc. (a)	422,499	9,865,352
NetScout Systems, Inc. (a)	469,436	20,443,938
Ondas, Inc. (a) (b)	2,256,872	18,596,625
Ubiquiti, Inc. (b)	37,687	20,125,989
Viasat, Inc. (a) (b)	341,652	30,683,766
Viavi Solutions, Inc. (a)	448,773	21,428,911
Vistance Networks, Inc. (a)	1,740,802	22,247,450
		391,081,286
INTEGRATED TELECOMMUNICATION SERVICES — 14.7%
AT&T, Inc.	905,277	18,739,234
Comcast Corp. Class A	876,574	21,519,892
IDT Corp. Class B	123,803	7,200,382
Liberty Capital Corp. Class C (a) (b)	518,479	11,178,407
Shenandoah Telecommunications Co. (b)	246,061	3,710,600
Security Description	Shares	Value
Uniti Group, Inc. (b)	1,809,775	$20,758,119
Verizon Communications, Inc.	447,528	18,948,336
		102,054,970
WIRELESS TELECOMMUNICATION SERVICES — 7.0%
Array Digital Infrastructure, Inc. (b)	142,741	5,175,789
Gogo, Inc. (a)	1,601,304	4,964,042
Telephone & Data Systems, Inc. (b)	526,342	19,479,917
T-Mobile U.S., Inc.	113,238	18,993,410
		48,613,158
TOTAL COMMON STOCKS (Cost $662,632,833)		694,621,926
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	621,423	621,423
State Street Navigator Securities Lending Portfolio II (e) (f)	21,378,876	21,378,876
TOTAL SHORT-TERM INVESTMENTS (Cost $22,000,299)		22,000,299
TOTAL INVESTMENTS — 103.1% (Cost $684,633,132)		716,622,225
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(21,530,499)
NET ASSETS — 100.0%		$695,091,726

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
47

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$694,621,926	$—	$—	$694,621,926
Short-Term Investments	22,000,299	—	—	22,000,299
TOTAL INVESTMENTS	$716,622,225	$—	$—	$716,622,225
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,069	$108,069	$31,761,046	$31,247,692	$—	$—	621,423	$621,423	$11,541
State Street Navigator Securities Lending Portfolio II	10,345,873	10,345,873	363,881,827	352,848,824	—	—	21,378,876	21,378,876	96,865
Total		$10,453,942	$395,642,873	$384,096,516	$—	$—		$22,000,299	$108,406
See accompanying notes to financial statements.
48

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 15.0%
CH Robinson Worldwide, Inc.	49,966	$9,410,596
Expeditors International of Washington, Inc.	56,124	9,147,090
FedEx Corp.	28,927	9,057,911
GXO Logistics, Inc. (a) (b)	193,270	9,798,789
Hub Group, Inc. Class A	207,883	9,103,197
United Parcel Service, Inc. Class B	89,420	9,612,650
		56,130,233
AIRLINES — 29.3%
Alaska Air Group, Inc. (a) (b)	221,605	11,567,782
Allegiant Travel Co. (a)	115,276	13,556,458
American Airlines Group, Inc. (a)	688,365	12,438,755
Delta Air Lines, Inc.	120,820	11,316,001
Frontier Group Holdings, Inc. (a) (b)	752,447	5,951,856
JetBlue Airways Corp. (a) (b)	2,003,905	11,482,376
Joby Aviation, Inc. (a) (b)	1,042,677	9,300,679
SkyWest, Inc. (a)	108,449	10,772,239
Southwest Airlines Co.	223,148	11,474,270
United Airlines Holdings, Inc. (a)	89,914	12,227,405
		110,087,821
CARGO GROUND TRANSPORTATION — 33.4%
ArcBest Corp.	55,910	8,025,321
Covenant Logistics Group, Inc.	54,459	2,405,999
Fedex Freight Holding Co., Inc. (a)	52,661	7,951,811
Heartland Express, Inc.	157,251	2,393,360
JB Hunt Transport Services, Inc.	32,870	9,513,564
Knight-Swift Transportation Holdings, Inc.	116,582	9,078,240
Landstar System, Inc.	42,208	8,729,037
Marten Transport Ltd.	347,587	6,030,635
Old Dominion Freight Line, Inc.	39,205	8,491,803
RXO, Inc. (a) (b)	321,305	8,864,805
Ryder System, Inc.	34,156	9,009,328
Saia, Inc. (a)	19,884	8,374,345
Schneider National, Inc. Class B	249,234	9,104,518
U-Haul Holding Co.	162,362	9,368,287
Werner Enterprises, Inc. (b)	216,067	9,422,682
XPO, Inc. (a)	42,664	8,758,493
		125,522,228
MARINE — 6.1%
Genco Shipping & Trading Ltd.	191,584	4,747,451
Kirby Corp. (a)	66,218	9,003,661
Security Description	Shares	Value
Matson, Inc. (b)	47,755	$9,179,944
		22,931,056
PASSENGER GROUND TRANSPORTATION — 7.9%
Avis Budget Group, Inc. (a) (b)	49,420	7,305,759
Hertz Global Holdings, Inc. (a) (b)	1,109,003	2,511,892
Lyft, Inc. Class A (a) (b)	689,930	10,079,877
Uber Technologies, Inc. (a)	134,590	9,712,014
		29,609,542
RAILROADS — 8.2%
CSX Corp.	199,079	9,462,225
FTAI Infrastructure, Inc. (b)	583,705	2,708,391
Norfolk Southern Corp.	29,896	9,404,983
Union Pacific Corp.	34,543	9,395,696
		30,971,295
TOTAL COMMON STOCKS (Cost $358,998,805)		375,252,175
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	162,064	162,064
State Street Navigator Securities Lending Portfolio II (e) (f)	9,158,383	9,158,383
TOTAL SHORT-TERM INVESTMENTS (Cost $9,320,447)		9,320,447
TOTAL INVESTMENTS — 102.4% (Cost $368,319,252)		384,572,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(9,141,969)
NET ASSETS — 100.0%		$375,430,653

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
49

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$375,252,175	$—	$—	$375,252,175
Short-Term Investments	9,320,447	—	—	9,320,447
TOTAL INVESTMENTS	$384,572,622	$—	$—	$384,572,622
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	163,033	$163,033	$3,813,294	$3,814,263	$—	$—	162,064	$162,064	$6,767
State Street Navigator Securities Lending Portfolio II	9,628,049	9,628,049	195,819,168	196,288,834	—	—	9,158,383	9,158,383	65,805
Total		$9,791,082	$199,632,462	$200,103,097	$—	$—		$9,320,447	$72,572
See accompanying notes to financial statements.
50

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.4%
Boeing Co. (a)	6,937	$1,501,652
Honeywell Aerospace, Inc. (a)	3,184	703,919
Howmet Aerospace, Inc.	3,973	1,068,181
Northrop Grumman Corp.	1,070	544,962
Textron, Inc.	1,767	162,087
TransDigm Group, Inc.	525	699,321
		4,680,122
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	7,266	445,987
AUTOMOBILES — 0.7%
Ford Motor Co.	86,683	1,204,893
General Motors Co.	12,722	980,612
Rivian Automotive, Inc. Class A (a)	11,834	205,320
		2,390,825
BANKS — 6.8%
Bank of America Corp.	78,765	4,488,030
Citigroup, Inc.	19,191	2,685,972
Citizens Financial Group, Inc.	3,780	264,865
JPMorgan Chase & Co.	29,441	9,636,922
Pinnacle Financial Partners, Inc.	1,638	165,241
PNC Financial Services Group, Inc.	2,828	696,310
Regions Financial Corp.	8,933	269,777
Truist Financial Corp.	11,227	559,329
U.S. Bancorp	10,852	655,461
Wells Fargo & Co.	32,176	2,659,025
		22,080,932
BEVERAGES — 0.7%
Coca-Cola Co.	28,730	2,334,887
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	16,429	4,134,194
Alnylam Pharmaceuticals, Inc. (a)	1,337	402,477
Amgen, Inc.	4,969	1,799,374
Biogen, Inc. (a)	1,519	328,195
Incyte Corp. (a)	1,555	176,275
Neurocrine Biosciences, Inc. (a)	964	162,468
Revolution Medicines, Inc. (a)	1,537	287,849
Vertex Pharmaceuticals, Inc. (a)	2,569	1,276,099
		8,566,931
BROADLINE RETAIL — 0.7%
eBay, Inc.	7,617	851,200
MercadoLibre, Inc. (a)	772	1,310,385
		2,161,585
BUILDING PRODUCTS — 0.5%
Johnson Controls International PLC	5,915	864,240
Trane Technologies PLC	1,817	892,438
		1,756,678
CAPITAL MARKETS — 2.4%
Ameriprise Financial, Inc.	897	411,508
ARES Management Corp. Class A	1,901	211,600
Security Description	Shares	Value
Bank of New York Mellon Corp.	7,573	$1,095,131
Blackrock, Inc.	943	906,751
Interactive Brokers Group, Inc. Class A	2,944	256,246
LPL Financial Holdings, Inc.	793	223,372
Morgan Stanley	11,566	2,417,757
Nasdaq, Inc.	4,557	359,183
Raymond James Financial, Inc.	1,602	243,552
S&P Global, Inc.	2,741	1,116,300
State Street Corp. (b)	3,097	525,251
Tradeweb Markets, Inc. Class A	1,048	104,444
		7,871,095
CHEMICALS — 1.3%
CF Industries Holdings, Inc.	1,348	145,934
Dow, Inc.	7,364	201,479
DuPont de Nemours, Inc.	1,203	163,175
Ecolab, Inc.	3,013	839,452
Linde PLC	5,090	2,641,405
LyondellBasell Industries NV Class A	2,380	125,307
		4,116,752
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Copart, Inc. (a)	8,021	226,112
Waste Connections, Inc.	3,138	523,073
Waste Management, Inc.	3,794	845,607
		1,594,792
COMMUNICATIONS EQUIPMENT — 1.4%
Arista Networks, Inc. (a)	24,467	4,156,454
F5, Inc. (a)	1,272	529,101
		4,685,555
CONSTRUCTION & ENGINEERING — 0.1%
EMCOR Group, Inc.	433	359,338
CONSUMER FINANCE — 0.7%
American Express Co.	6,073	2,054,192
Synchrony Financial	4,207	319,943
		2,374,135
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Casey's General Stores, Inc.	378	300,431
Costco Wholesale Corp.	4,481	4,191,841
		4,492,272
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	2,577	160,805
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	2,339	167,239
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	179,266	3,710,806
Verizon Communications, Inc.	179,679	7,607,609
		11,318,415
ELECTRIC UTILITIES — 1.5%
American Electric Power Co., Inc.	4,345	594,439
Duke Energy Corp.	6,559	830,238
See accompanying notes to financial statements.
51

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Edison International	4,133	$307,702
Entergy Corp.	3,850	442,211
Eversource Energy	3,817	275,855
Exelon Corp.	10,419	485,734
PG&E Corp.	22,691	381,663
PPL Corp.	6,744	245,144
Southern Co.	8,585	821,670
Xcel Energy, Inc.	5,254	421,896
		4,806,552
ELECTRICAL EQUIPMENT — 2.0%
Eaton Corp. PLC	4,752	2,024,922
Emerson Electric Co.	5,116	732,356
GE Vernova, Inc.	2,700	3,172,122
Rockwell Automation, Inc.	1,325	655,981
		6,585,381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Coherent Corp. (a)	3,950	1,558,156
Corning, Inc.	17,300	4,418,939
Flex Ltd. (a)	9,150	1,482,941
Jabil, Inc.	2,235	861,548
Keysight Technologies, Inc. (a)	4,243	1,485,347
TE Connectivity PLC	8,130	1,639,089
		11,446,020
ENTERTAINMENT — 5.3%
Electronic Arts, Inc.	5,879	1,205,430
Netflix, Inc. (a)	160,168	11,435,995
Walt Disney Co.	46,080	4,435,200
		17,076,625
FINANCIAL SERVICES — 0.5%
Apollo Global Management, Inc.	3,827	452,772
Corpay, Inc. (a)	497	165,635
Fidelity National Information Services, Inc.	3,585	139,385
Fiserv, Inc. (a)	4,786	234,753
PayPal Holdings, Inc.	9,419	406,713
Toast, Inc. Class A (a)	4,159	115,703
		1,514,961
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	3,929	300,175
Bunge Global SA	1,054	112,493
Hershey Co.	1,408	247,034
Tyson Foods, Inc. Class A	2,779	159,098
		818,800
GROUND TRANSPORTATION — 0.5%
Union Pacific Corp.	5,473	1,488,656
XPO, Inc. (a)	1,030	211,449
		1,700,105
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	18,596	1,687,401
Boston Scientific Corp. (a)	14,505	619,073
Cooper Cos., Inc. (a)	1,791	128,433
Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	812	$427,469
Stryker Corp.	3,181	1,001,506
		3,863,882
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Cencora, Inc.	1,789	506,251
Centene Corp. (a)	4,951	317,805
Cigna Group	2,664	734,412
CVS Health Corp.	11,712	1,211,606
Labcorp Holdings, Inc.	816	228,480
UnitedHealth Group, Inc.	9,183	3,816,730
		6,815,284
HEALTH CARE REITs — 0.1%
Ventas, Inc. REIT	2,940	261,072
HOTELS, RESTAURANTS & LEISURE — 4.2%
Booking Holdings, Inc.	17,325	3,088,008
Carnival Corp. Ltd.	28,298	808,474
Darden Restaurants, Inc.	1,694	348,981
Domino's Pizza, Inc.	529	156,605
Expedia Group, Inc.	2,337	597,992
Flutter Entertainment PLC (a)	2,457	251,032
Hilton Worldwide Holdings, Inc.	4,481	1,480,791
Las Vegas Sands Corp.	6,753	311,921
Marriott International, Inc. Class A	4,354	1,613,549
Royal Caribbean Cruises Ltd.	5,363	1,702,913
Starbucks Corp.	19,930	2,036,647
Yum! Brands, Inc.	7,454	1,191,596
		13,588,509
HOUSEHOLD DURABLES — 0.1%
NVR, Inc. (a)	50	340,670
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	1,288	122,927
Colgate-Palmolive Co.	8,282	759,294
Kimberly-Clark Corp.	3,466	380,463
Procter & Gamble Co.	22,099	3,240,597
		4,503,281
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	3,465	549,653
INDUSTRIAL CONGLOMERATES — 0.2%
Honeywell International, Inc.	3,184	712,898
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	10,033	1,359,171
INSURANCE — 1.5%
American International Group, Inc.	6,121	456,198
Aon PLC Class A	2,025	671,672
Arch Capital Group Ltd. (a)	3,099	300,789
Arthur J Gallagher & Co.	2,510	576,221
Fidelity National Financial, Inc.	2,167	102,196
Hartford Insurance Group, Inc.	2,046	271,136
MetLife, Inc.	4,265	360,862
Principal Financial Group, Inc.	2,660	286,695
Progressive Corp.	4,337	947,418
See accompanying notes to financial statements.
52

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Prudential Financial, Inc.	3,911	$422,114
W.R. Berkley Corp.	1,504	106,077
Willis Towers Watson PLC	1,077	281,495
		4,782,873
IT SERVICES — 0.8%
Accenture PLC Class A	15,881	1,976,232
Twilio, Inc. Class A (a)	3,533	728,964
		2,705,196
LIFE SCIENCES TOOLS & SERVICES — 0.8%
IQVIA Holdings, Inc. (a)	1,747	337,555
Thermo Fisher Scientific, Inc.	3,771	1,890,629
West Pharmaceutical Services, Inc.	756	271,404
		2,499,588
MACHINERY — 3.5%
Caterpillar, Inc.	4,696	5,000,770
CNH Industrial NV	8,659	97,241
Cummins, Inc.	1,513	1,079,087
Deere & Co.	2,144	1,360,004
Fortive Corp.	2,814	171,907
Ingersoll Rand, Inc.	4,881	400,193
Otis Worldwide Corp.	4,460	319,336
PACCAR, Inc.	5,178	621,981
Parker-Hannifin Corp.	1,462	1,430,011
Westinghouse Air Brake Technologies Corp.	1,708	460,477
Xylem, Inc.	2,805	331,579
		11,272,586
MEDIA — 0.3%
News Corp. Class A	15,290	379,651
Omnicom Group, Inc.	9,820	715,190
		1,094,841
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	13,675	860,021
Newmont Corp.	8,790	820,986
		1,681,007
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Annaly Capital Management, Inc. REIT	6,425	143,663
MULTI-UTILITIES — 0.5%
Ameren Corp.	2,704	305,660
DTE Energy Co.	1,949	296,969
NiSource, Inc.	4,068	193,433
Public Service Enterprise Group, Inc.	4,510	366,032
WEC Energy Group, Inc.	3,008	351,244
		1,513,338
OIL, GAS & CONSUMABLE FUELS — 3.0%
Chevron Corp.	19,033	3,154,910
ConocoPhillips	9,841	1,023,070
EQT Corp.	4,431	235,596
Exxon Mobil Corp.	30,972	4,234,492
Security Description	Shares	Value
Occidental Petroleum Corp.	6,746	$327,653
Williams Cos., Inc.	9,246	687,348
		9,663,069
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,515	198,559
PHARMACEUTICALS — 2.4%
Johnson & Johnson	18,486	4,694,889
Merck & Co., Inc.	25,212	3,239,742
		7,934,631
PROFESSIONAL SERVICES — 0.2%
Broadridge Financial Solutions, Inc.	1,381	189,128
Jacobs Solutions, Inc.	964	121,464
Leidos Holdings, Inc.	813	83,715
Paychex, Inc.	3,573	351,333
		745,640
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	1,273	240,202
Essex Property Trust, Inc. REIT	690	201,197
Mid-America Apartment Communities, Inc. REIT	1,306	181,456
		622,855
RETAIL REITs — 0.0% *
Kimco Realty Corp. REIT	6,007	152,277
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 21.9%
Advanced Micro Devices, Inc. (a)	33,844	19,660,318
Analog Devices, Inc.	11,149	4,428,048
Broadcom, Inc.	34,825	13,155,144
Intel Corp. (a)	94,048	13,131,922
Monolithic Power Systems, Inc.	876	1,210,948
NVIDIA Corp.	64,891	12,984,040
NXP Semiconductors NV	5,321	1,495,361
Texas Instruments, Inc.	16,901	5,037,681
		71,103,462
SOFTWARE — 9.0%
Adobe, Inc. (a)	10,092	2,069,062
Autodesk, Inc. (a)	4,975	967,239
Gen Digital, Inc.	12,268	305,351
Intuit, Inc.	6,990	1,824,390
Microsoft Corp.	34,296	12,793,094
Oracle Corp.	35,512	5,204,284
Salesforce, Inc.	14,737	2,308,698
ServiceNow, Inc. (a)	26,192	2,600,342
Trimble, Inc. (a)	5,355	274,069
Tyler Technologies, Inc. (a)	1,059	309,715
Workday, Inc. Class A (a)	4,298	526,161
		29,182,405
SPECIALIZED REITs — 1.0%
Digital Realty Trust, Inc. REIT	3,060	549,515
Equinix, Inc. REIT	1,116	1,163,307
Gaming & Leisure Properties, Inc. REIT	2,332	103,844
See accompanying notes to financial statements.
53

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Iron Mountain, Inc. REIT	3,186	$402,424
Public Storage REIT	1,476	469,825
SBA Communications Corp. REIT	914	161,284
VICI Properties, Inc. REIT	11,823	313,901
		3,164,100
SPECIALTY RETAIL — 3.5%
AutoZone, Inc. (a)	360	1,150,538
Best Buy Co., Inc.	3,934	298,512
Burlington Stores, Inc. (a)	1,996	632,333
Lowe's Cos., Inc.	10,787	2,378,426
O'Reilly Automotive, Inc. (a)	13,556	1,248,372
Ross Stores, Inc.	5,041	1,072,977
TJX Cos., Inc.	18,051	2,734,726
Tractor Supply Co.	16,441	519,700
Ulta Beauty, Inc. (a)	1,289	581,313
Williams-Sonoma, Inc.	2,687	626,340
		11,243,237
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Deckers Outdoor Corp. (a)	2,869	284,863
Lululemon Athletica, Inc. (a)	3,014	344,139
NIKE, Inc. Class B	20,743	851,500
Tapestry, Inc.	4,696	687,400
		2,167,902
TOBACCO — 0.7%
Philip Morris International, Inc.	13,410	2,426,003
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Ferguson Enterprises, Inc.	1,747	414,616
WW Grainger, Inc.	566	769,986
		1,184,602
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,145	$282,239
TOTAL COMMON STOCKS (Cost $269,310,449)		323,265,282
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $981,520)	981,520	981,520
TOTAL INVESTMENTS — 99.9% (Cost $270,291,969)		324,246,802
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		249,815
NET ASSETS — 100.0%		$324,496,617

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	09/18/2026	$1,127,831	$1,132,231	$4,400
During the year ended June 30, 2026, the average notional value related to futures contracts was $401,443.
See accompanying notes to financial statements.
54

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$323,265,282	$—	$—	$323,265,282
Short-Term Investment	981,520	—	—	981,520
TOTAL INVESTMENTS	$324,246,802	$—	$—	$324,246,802
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$4,400	$—	$—	$4,400
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,400	$—	$—	$4,400
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	2,733	$290,627	$239,144	$173,642	$10,263	$158,859	3,097	$525,251	$8,547
State Street Institutional U.S. Government Money Market Fund, Class G Shares	283,995	283,995	7,346,174	6,648,649	—	—	981,520	981,520	13,799
State Street Navigator Securities Lending Portfolio II	158,283	158,283	8,203,712	8,361,995	—	—	—	—	292
Total		$732,905	$15,789,030	$15,184,286	$10,263	$158,859		$1,506,771	$22,638
See accompanying notes to financial statements.
55

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Shares	Value
PREFERRED STOCKS — 99.1%
AUTO MANUFACTURERS — 2.5%
Ford Motor Co.:
6.00%, 12/1/2059 (a)	$324,757	$6,342,504
6.20%, 6/1/2059	304,472	6,171,648
6.50%, 8/15/2062	243,657	5,172,838
		17,686,990
BANKS — 39.9%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (a)(b)	121,616	2,956,485
Bank of America Corp.:
Series 2, 3 mo. USD Term SOFR + 0.91%, 4.57%, 7/30/2026 (a)(b)	47,563	879,916
Series 5, 3 mo. USD Term SOFR + 0.76%, 4.40%, 7/30/2026 (b)	63,622	1,212,635
Series E, 3 mo. USD Term SOFR + 0.61%, 4.26%, 8/15/2026 (b)	48,975	925,628
Series GG, 6.00%, 7/30/2026 (a)	209,348	5,235,793
Series HH, 5.88%, 7/30/2026 (a)	132,003	3,251,234
Series K, 6.45%, 12/15/2086 (a)	162,826	4,174,859
Series KK, 5.38%, 7/30/2026	214,283	4,600,656
Series LL, 5.00%, 7/30/2026 (a)	201,769	4,051,522
Series NN, 4.38%, 7/30/2026	166,677	2,965,184
Series PP, 4.13%, 7/30/2026	141,504	2,378,682
Series QQ, 4.25%, 11/17/2026	201,125	3,443,260
Series SS, 4.75%, 2/17/2027	109,190	2,099,724
Bank of New York Mellon Corp. Series K, 5 yr. CMT + 2.16% 6.15%, 3/20/2030 (a)(b)	201,823	5,087,958
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 10.30%, 10/30/2040 (b)	910,621	26,180,354
Citizens Financial Group, Inc.:
Series E, 5.00%, 10/6/2026	182,423	3,334,692
Series H, 7.38%, 7/6/2029 (a)	161,621	4,135,881
Series I, 5 yr. CMT + 2.63%, 6.50%, 10/6/2030 (b)	161,639	4,005,414
Fifth Third Bancorp:
5 yr. CMT + 3.13%, 6.88%, 10/1/2030 (b)	161,611	4,185,725
Series I, 3 mo. USD Term SOFR + 3.97%, 7.67%, 7/30/2026 (a)(b)	181,727	4,581,338
Series K, 4.95%, 9/30/2026 (a)	102,695	1,838,241
Security Description	Shares	Value
Huntington Bancshares, Inc.:
Series H, 4.50%, 10/15/2026 (a)	$202,693	$3,324,165
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a)(b)	131,822	3,304,778
JPMorgan Chase & Co.:
Series DD, 5.75%, 9/1/2026 (a)	295,218	7,088,184
Series EE, 6.00%, 9/1/2026 (a)	321,977	8,142,798
Series GG, 4.75%, 9/1/2026	157,449	3,040,340
Series JJ, 4.55%, 9/1/2026 (a)	261,062	4,811,373
Series LL, 4.63%, 9/1/2026 (a)	321,977	6,027,409
Series MM, 4.20%, 9/1/2026	348,083	5,976,585
KKR & Co., Inc. Series T, 6.88%, 6/1/2065	239,544	5,811,337
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.28%, 5.63%, 12/15/2026 (a)(b)	101,346	2,531,623
Series J, 7.50%, 6/15/2029 (a)	305,442	7,941,492
Series K, 6.35%, 12/15/2030	181,760	4,451,302
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 4.63%, 7/30/2026 (a)(b)	195,731	3,679,743
Series E, 7.13%, 10/15/2026 (a)	153,471	3,870,539
Series F, 6.88%, 10/15/2026 (a)	151,247	3,796,300
Series I, 6.38%, 10/15/2026 (a)	177,937	4,434,190
Series K, 5.85%, 4/15/2027 (a)	177,937	4,192,196
Series L, 4.88%, 10/15/2026 (a)	90,993	1,777,093
Series O, 4.25%, 1/15/2027 (a)	231,319	3,925,483
Series P, 6.50%, 10/15/2027	177,937	4,482,233
Series Q, 6.63%, 10/15/2029 (a)	177,937	4,519,600
Northern Trust Corp. Series E, 4.70%, 10/1/2026 (a)	162,154	3,043,631
Regions Financial Corp.:
5 yr. CMT + 2.77%, 6.95%, 9/15/2029 (a)(b)	203,054	5,123,052
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (a)(b)	203,071	4,965,086
Series E, 4.45%, 9/15/2026 (a)	162,954	2,625,189
State Street Corp. Series G, 5.35%, 9/15/2026 (a)(b)(c)	201,986	4,340,679
See accompanying notes to financial statements.
56

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Truist Financial Corp.:
Series O, 5.25%, 9/1/2026 (a)	$233,097	$4,783,150
Series R, 4.75%, 9/1/2026 (a)	375,454	6,945,899
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 4.53%, 7/30/2026 (a)(b)	407,296	7,482,028
Series K, 5.50%, 7/30/2026 (a)	233,519	4,983,295
Series L, 3.75%, 7/29/2026 (a)	202,693	2,957,291
Series M, 4.00%, 7/29/2026 (a)	304,039	4,673,079
Series O, 4.50%, 4/15/2027	182,497	3,180,923
UMB Financial Corp. 5 yr. CMT + 3.74% 7.75%, 7/15/2030 (a)(b)	121,616	3,207,014
Wells Fargo & Co.:
Series AA, 4.70%, 9/15/2026 (a)	362,552	6,652,829
Series CC, 4.38%, 9/15/2026 (a)	325,367	5,580,044
Series DD, Class A, 4.25%, 9/15/2026 (a)	387,342	6,491,852
Series Y, 5.63%, 9/15/2026 (a)	213,813	4,836,450
Series Z, 4.75%, 9/15/2026	623,620	11,649,222
		282,174,657
DIVERSIFIED FINANCIAL SERVICES — 9.7%
Affiliated Managers Group, Inc.:
4.75%, 9/30/2060	112,948	1,826,369
5.88%, 3/30/2059 (a)	122,251	2,412,012
6.75%, 3/30/2064	181,786	4,170,171
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (a)(b)	243,578	6,213,675
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080	162,154	2,464,741
Capital One Financial Corp.:
Series I, 5.00%, 9/1/2026 (a)	608,498	11,123,344
Series J, 4.80%, 9/1/2026 (a)	506,732	8,872,877
Series L, 4.38%, 9/1/2026 (a)	272,684	4,338,402
Series N, 4.25%, 9/1/2026	172,289	2,689,431
Carlyle Finance LLC 4.63%, 5/15/2061	202,838	3,308,288
Charles Schwab Corp.:
Series D, 5.95%, 9/1/2026 (a)	304,390	7,363,194
Series J, 4.45%, 9/1/2026 (a)	242,407	4,237,274
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061 (a)	202,693	3,281,600
TPG Operating Group II LP 6.95%, 3/15/2064	161,699	3,785,374
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a)(b)	121,616	2,834,869
		68,921,621
Security Description	Shares	Value
ELECTRIC — 17.4%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	$123,228	$1,965,487
Brookfield BRP Holdings Canada, Inc.:
4.63%, 7/29/2026	143,602	2,075,049
4.88%, 12/9/2026	106,809	1,613,884
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	102,695	1,583,557
CMS Energy Corp.:
5.88%, 10/15/2078 (a)	114,090	2,468,908
5.88%, 3/1/2079	255,806	5,602,151
DTE Energy Co.:
4.38%, 12/1/2081 (a)	115,011	1,957,487
Series E, 5.25%, 12/1/2077 (a)	162,261	3,316,615
Series H, 6.25%, 10/1/2085	243,610	5,788,174
Duke Energy Corp.:
5.63%, 9/15/2078	203,090	4,707,626
Series A, 5.75%, 7/30/2026 (a)	405,385	9,956,255
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	166,298	3,320,971
Entergy Louisiana LLC 4.88%, 9/1/2066	110,718	2,212,146
Entergy Mississippi LLC 4.90%, 10/1/2066 (a)	106,644	2,129,681
Georgia Power Co. Series 2017, 5.00%, 10/1/2077	110,048	2,329,716
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	102,481	2,325,294
NextEra Energy Capital Holdings, Inc.:
Series N, 5.65%, 3/1/2079	279,108	6,140,376
Series U, 6.50%, 6/1/2085	354,712	8,630,143
Series Z, 6.50%, 4/15/2086	243,588	6,094,572
SCE Trust VI 5.00%, 7/30/2026	192,670	3,188,688
SCE Trust VII Series M, 7.50%, 11/22/2028	223,342	5,349,041
SCE Trust VIII Series N, 6.95%, 5/13/2029	141,885	3,219,371
Sempra 5.75%, 7/1/2079	305,498	6,372,688
Southern Co.:
5.25%, 12/1/2077	181,904	3,714,480
6.50%, 3/15/2085	229,403	5,739,663
Series 2020, 4.95%, 1/30/2080	405,823	7,808,034
Series C, 4.20%, 10/15/2060	304,579	5,153,477
Xcel Energy, Inc. 6.25%, 10/15/2085 (a)	364,847	8,573,904
		123,337,438
See accompanying notes to financial statements.
57

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
INSURANCE — 21.4%
AEGON Funding Co. LLC 5.10%, 12/15/2049	$375,441	$7,058,291
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 7.10%, 1/15/2053 (a)(b)	203,046	5,230,465
Series H, 5.10%, 10/15/2026	466,193	9,267,917
Series I, 4.75%, 10/15/2026	122,970	2,290,931
Series J, 7.38%, 7/15/2028 (a)	242,011	6,297,126
Arch Capital Group Ltd.:
Series F, 5.45%, 7/30/2026	134,451	2,572,048
Series G, 4.55%, 7/29/2026	202,806	3,305,738
Aspen Insurance Holdings Ltd.:
5.63%, 1/1/2027	101,533	1,894,606
5.63%, 7/30/2026	101,144	1,868,130
Assurant, Inc. 5.25%, 1/15/2061 (a)	102,695	1,951,205
Athene Holding Ltd.:
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (a)(b)	233,464	5,766,561
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (a)(b)	351,194	8,491,871
Series B, 5.63%, 7/15/2026 (a)	140,555	2,612,918
Series D, 4.88%, 7/29/2026	233,335	3,698,360
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (b)	203,059	5,078,506
Axis Capital Holdings Ltd. Series E, 5.50%, 7/30/2026 (a)	222,185	4,179,300
Corebridge Financial, Inc. 6.38%, 12/15/2064	243,626	5,588,781
Equitable Holdings, Inc.:
Series A, 5.25%, 9/15/2026 (a)	324,764	6,248,459
Series C, 4.30%, 7/29/2026 (a)	123,228	2,008,616
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	139,858	3,432,115
Globe Life, Inc. 4.25%, 6/15/2061 (a)	133,392	2,027,558
Hartford Insurance Group, Inc. Series G, 6.00%, 7/30/2026 (a)	139,858	3,468,478
Lincoln National Corp. Series D, 9.00%, 12/1/2027	203,039	5,287,136
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 4.93%, 7/30/2026 (a)(b)	242,147	5,135,938
Series E, 5.63%, 7/30/2026	326,722	7,367,581
Series F, 4.75%, 9/15/2026	407,294	7,591,960
Prudential Financial, Inc.:
4.13%, 9/1/2060 (a)	202,693	3,326,192
5.63%, 8/15/2058	229,463	5,045,891
Security Description	Shares	Value
5.95%, 9/1/2062 (a)	$121,616	$2,729,063
Reinsurance Group of America, Inc. 5 yr. CMT + 3.46% 7.13%, 10/15/2052 (a)(b)	284,102	7,284,375
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 7/30/2026 (a)	102,574	2,103,793
Series G, 4.20%, 7/29/2026	202,693	3,040,395
Unum Group 6.25%, 6/15/2058 (a)	122,211	2,656,867
W.R. Berkley Corp.:
4.13%, 3/30/2061	123,228	1,841,026
4.25%, 9/30/2060	102,695	1,594,853
5.10%, 12/30/2059	122,989	2,288,825
		151,631,875
PIPELINES — 0.5%
TransCanada PipeLines Ltd. 6.25%, 11/1/2085	149,993	3,455,839
REAL ESTATE INVESTMENT TRUSTS — 4.3%
Digital Realty Trust, Inc. Series L, 5.20%, 7/30/2026 (a)	139,858	2,751,007
Kimco Realty Corp. Series M, Class M, , 5.25%, 7/30/2026	107,333	2,119,827
Public Storage:
Series F, 5.15%, 7/30/2026	114,797	2,281,016
Series G, 5.05%, 7/30/2026	122,928	2,399,554
Series H, 5.60%, 7/30/2026	116,134	2,510,817
Series I, 4.88%, 7/30/2026 (a)	128,895	2,416,781
Series J, 4.70%, 7/30/2026	106,283	1,908,843
Series L, 4.63%, 7/29/2026 (a)	228,297	4,061,404
Series N, 3.88%, 7/30/2026	116,037	1,738,234
Series P, 4.00%, 7/29/2026 (a)	245,005	3,760,827
Series R, 4.00%, 11/19/2026 (a)	176,343	2,705,101
Series S, 4.10%, 1/13/2027	102,695	1,606,150
		30,259,561
SOVEREIGN — 0.4%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (a)(b)	103,968	2,480,676
TELECOMMUNICATIONS — 3.0%
AT&T, Inc. 5.35%, 11/1/2066	536,492	10,987,356
T-Mobile USA, Inc.:
5.50%, 3/1/2070	162,595	3,315,312
5.50%, 6/1/2070	160,027	3,286,955
6.25%, 9/1/2069	159,050	3,694,731
		21,284,354
TOTAL PREFERRED STOCKS (Cost $850,981,457)		701,233,011
See accompanying notes to financial statements.
58

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d)(e)	8,595,350	$8,595,350
State Street Navigator Securities Lending Portfolio II (c)(f)	53,643,973	53,643,973
TOTAL SHORT-TERM INVESTMENTS (Cost $62,239,323)		62,239,323
TOTAL INVESTMENTS — 107.9% (Cost $913,220,780)		763,472,334
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(55,646,489)
NET ASSETS — 100.0%		$707,825,845

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$701,233,011	$—	$—	$701,233,011
Short-Term Investments	62,239,323	—	—	62,239,323
TOTAL INVESTMENTS	$763,472,334	$—	$—	$763,472,334
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	230,798	$5,012,933	$631,537	$1,289,898	$(158,558)	$144,665	201,986	$4,340,679	$285,409
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,671,068	12,671,068	75,345,141	79,420,859	—	—	8,595,350	8,595,350	110,057
State Street Navigator Securities Lending Portfolio II	45,941,495	45,941,495	238,790,008	231,087,530	—	—	53,643,973	53,643,973	569,896
Total		$63,625,496	$314,766,686	$311,798,287	$(158,558)	$144,665		$66,580,002	$965,362
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	State Street SPDR FactSet Innovative Technology ETF	State Street SPDR Global Dow ETF	State Street SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$68,471,379	$616,143,911	$1,519,098,589
Investments in affiliated issuers, at value	1,623,682	7,373,160	6,682,830
Total Investments	70,095,061	623,517,071	1,525,781,419
Foreign currency, at value	—	430,635	—
Net cash at broker	—	143,236	360,002
Cash	1,165	—	14,299
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	1,541,281	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	743,065	890,384
Dividends receivable — affiliated issuers	104	3,233	13,313
Securities lending income receivable — unaffiliated issuers	250	1,662	20
Securities lending income receivable — affiliated issuers	498	25,345	202
Receivable for foreign taxes recoverable	—	374,840	1,095
TOTAL ASSETS	70,097,078	626,780,368	1,527,060,734
LIABILITIES
Due to custodian	—	1,489,598	—
Payable upon return of securities loaned	1,586,503	6,120,080	1,235,174
Payable for investments purchased	—	1,012,333	—
Payable to broker – accumulated variation margin on open futures contracts	—	17,582	411
Advisory fee payable	25,081	255,802	186,193
Trustees’ fees and expenses payable	39	47	408
Accrued expenses and other liabilities	2,636	2,636	2,636
TOTAL LIABILITIES	1,614,259	8,898,078	1,424,822
NET ASSETS	$68,482,819	$617,882,290	$1,525,635,912
NET ASSETS CONSIST OF:
Paid-in capital	$204,910,653	$475,947,250	$1,310,088,714
Total distributable earnings (loss)**	(136,427,834)	141,935,040	215,547,198
NET ASSETS	$68,482,819	$617,882,290	$1,525,635,912
NET ASSET VALUE PER SHARE
Net asset value per share	$195.67	$184.42	$186.74
Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	3,350,464	8,170,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$68,984,792	$455,018,429	$1,192,883,121
Investments in affiliated issuers	1,623,682	7,373,160	6,224,850
Total cost of investments	$70,608,474	$462,391,589	$1,199,107,971
Foreign currency, at cost	$—	$430,875	$—
* Includes investments in securities on loan, at value	$2,274,702	$16,060,953	$1,588,687
See accompanying notes to financial statements.
60

State Street SPDR NYSE Technology ETF	State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	State Street SPDR S&P Capital Markets ETF	State Street SPDR S&P Health Care Equipment ETF	State Street SPDR S&P Health Care Services ETF	State Street SPDR S&P Insurance ETF

$2,346,368,349	$2,737,828,667	$418,803,093	$144,978,051	$154,123,456	$466,153,797
871,522	5,436,641	10,581,868	10,541,188	291,690	18,670,008
2,347,239,871	2,743,265,308	429,384,961	155,519,239	154,415,146	484,823,805
—	—	—	—	—	—
—	298,530	—	—	—	—
85,623	245,136	—	—	—	—
—	1,132	—	—	—	—
—	—	—	—	2,250,107	—
—	—	—	143	232,458	3,182
688,171	1,269,679	150,941	36,406	15,856	290,721
4,587	12,224	2,188	528	174	2,059
3,645	—	234	3,659	1,857	465
13	—	3,645	2,535	103	3,687
—	—	—	—	—	—
2,348,021,910	2,745,092,009	429,541,969	155,562,510	156,915,701	485,123,919

—	—	—	—	—	—
—	—	2,663,566	10,391,656	206,397	17,994,449
—	106,428	7,310,002	—	2,275,848	405,250
—	—	—	—	—	—
641,821	448,397	125,418	41,013	32,920	130,646
211	582	202	54	14	391
2,635	2,636	2,637	2,636	2,637	2,636
644,667	558,043	10,101,825	10,435,359	2,517,816	18,533,372
$2,347,377,243	$2,744,533,966	$419,440,144	$145,127,151	$154,397,885	$466,590,547

$1,512,447,468	$1,827,423,845	$486,701,568	$538,410,482	$232,878,175	$690,590,449
834,929,775	917,110,121	(67,261,424)	(393,283,331)	(78,480,290)	(223,999,902)
$2,347,377,243	$2,744,533,966	$419,440,144	$145,127,151	$154,397,885	$466,590,547

$390.58	$61.19	$147.17	$84.13	$131.96	$60.99
6,010,012	44,850,000	2,850,000	1,725,000	1,170,000	7,650,000

$1,351,334,948	$1,773,949,948	$426,812,544	$174,535,200	$128,786,424	$513,499,140
871,522	4,411,662	7,464,592	10,541,188	291,690	18,670,008
$1,352,206,470	$1,778,361,610	$434,277,136	$185,076,388	$129,078,114	$532,169,148
$—	$—	$—	$—	$—	$—
$27,906,089	$—	$2,822,027	$40,566,713	$13,947,243	$20,317,740
61

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

	State Street SPDR S&P Metals & Mining ETF	State Street SPDR S&P Oil & Gas Equipment & Services ETF	State Street SPDR S&P Pharmaceuticals ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,658,822,873	$438,585,575	$428,210,642
Investments in affiliated issuers, at value	1,077,984,171	14,681,299	37,019,884
Total Investments	4,736,807,044	453,266,874	465,230,526
Net cash at broker	—	—	—
Cash	28,411,699	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	145,236	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	776,650	133,988	47,818
Dividends receivable — affiliated issuers	9,992	2,548	—
Securities lending income receivable — unaffiliated issuers	102,276	7,164	8,690
Securities lending income receivable — affiliated issuers	81,685	6,245	6,848
TOTAL ASSETS	4,766,334,582	453,416,819	465,293,882
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	363,704,001	14,016,909	36,754,275
Payable for investments purchased	28,556,934	—	—
Payable for fund shares repurchased	1,754	79	—
Advisory fee payable	1,416,457	156,663	104,753
Trustees’ fees and expenses payable	—	—	—
Accrued expenses and other liabilities	2,636	2,635	2,636
TOTAL LIABILITIES	393,681,782	14,176,286	36,861,664
NET ASSETS	$4,372,652,800	$439,240,533	$428,432,218
NET ASSETS CONSIST OF:
Paid-in capital	$6,721,573,589	$1,100,835,817	$838,525,929
Total distributable earnings (loss)	(2,348,920,789)	(661,595,284)	(410,093,711)
NET ASSETS	$4,372,652,800	$439,240,533	$428,432,218
NET ASSET VALUE PER SHARE
Net asset value per share	$106.91	$112.19	$66.42
Shares outstanding (unlimited amount authorized, $0.01 par value)	40,900,230	3,915,000	6,450,270
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,649,831,129	$413,491,195	$370,843,939
Investments in affiliated issuers	1,307,615,943	14,681,299	37,019,884
Total cost of investments	$4,957,447,072	$428,172,494	$407,863,823
* Includes investments in securities on loan, at value	$761,587,672	$61,253,369	$77,796,167
See accompanying notes to financial statements.
62

State Street SPDR S&P Retail ETF	State Street SPDR S&P Semiconductor ETF	State Street SPDR S&P Software & Services ETF	State Street SPDR S&P Telecom ETF	State Street SPDR S&P Transportation ETF	State Street SPDR MSCI USA Gender Diversity ETF

$402,717,490	$3,417,402,930	$401,658,194	$694,621,926	$375,252,175	$322,740,031
18,961,709	334,961,467	40,223,143	22,000,299	9,320,447	1,506,771
421,679,199	3,752,364,397	441,881,337	716,622,225	384,572,622	324,246,802
—	—	—	—	—	85,501
—	130,380	—	—	—	23,430
—	—	—	—	—	4,407
—	—	—	1,035,668	—	—
365	—	—	1,268	1,821	—
385,155	319,443	6,248	63,486	84,302	189,782
1,333	7,397	1,465	2,191	637	2,645
7,266	143,376	15,374	6,233	3,728	—
5,434	134,467	12,788	12,395	3,880	7
422,078,752	3,753,099,460	441,917,212	717,743,466	384,666,990	324,552,574

—	—	—	1,035,667	—	—
18,663,475	276,001,548	39,970,059	21,378,876	9,158,383	—
—	—	—	—	—	—
—	—	—	—	—	—
120,202	1,006,048	116,293	234,560	75,318	53,253
—	269	183	—	—	68
2,636	2,637	2,636	2,637	2,636	2,636
18,786,313	277,010,502	40,089,171	22,651,740	9,236,337	55,957
$403,292,439	$3,476,088,958	$401,828,041	$695,091,726	$375,430,653	$324,496,617

$1,186,538,800	$2,717,914,057	$600,926,745	$702,475,760	$588,687,742	$373,816,157
(783,246,361)	758,174,901	(199,098,704)	(7,384,034)	(213,257,089)	(49,319,540)
$403,292,439	$3,476,088,958	$401,828,041	$695,091,726	$375,430,653	$324,496,617

$87.67	$623.51	$171.72	$227.90	$115.52	$154.52
4,600,226	5,575,000	2,340,000	3,050,000	3,250,000	2,100,000

$431,540,841	$2,317,465,831	$470,219,945	$662,632,833	$358,998,805	$268,965,407
18,961,709	329,696,884	40,223,143	22,000,299	9,320,447	1,326,562
$450,502,550	$2,647,162,715	$510,443,088	$684,633,132	$368,319,252	$270,291,969
$55,528,623	$485,545,472	$95,903,698	$80,479,808	$37,105,483	$—
63

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

State Street SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$696,892,332
Investments in affiliated issuers, at value	66,580,002
Total Investments	763,472,334
Cash	4,814
Receivable for investments sold	2,229,025
Dividends receivable — unaffiliated issuers	2,123,462
Dividends receivable — affiliated issuers	13,690
Securities lending income receivable — unaffiliated issuers	10,558
Securities lending income receivable — affiliated issuers	37,132
TOTAL ASSETS	767,891,015
LIABILITIES
Payable upon return of securities loaned	53,643,973
Payable for investments purchased	6,155,661
Advisory fee payable	262,624
Trustees’ fees and expenses payable	275
Accrued expenses and other liabilities	2,637
TOTAL LIABILITIES	60,065,170
NET ASSETS	$707,825,845
NET ASSETS CONSIST OF:
Paid-in capital	$1,089,277,404
Total distributable earnings (loss)	(381,451,559)
NET ASSETS	$707,825,845
NET ASSET VALUE PER SHARE
Net asset value per share	$30.58
Shares outstanding (unlimited amount authorized, $0.01 par value)	23,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$845,525,797
Investments in affiliated issuers	67,694,983
Total cost of investments	$913,220,780
* Includes investments in securities on loan, at value	$66,925,890
See accompanying notes to financial statements.
64

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65

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	State Street SPDR FactSet Innovative Technology ETF	State Street SPDR Global Dow ETF	State Street SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$3,915	$10,360
Dividend income — unaffiliated issuers	111,040	12,872,339	23,505,559
Dividend income — affiliated issuers	1,053	32,708	182,413
Unaffiliated securities lending income	2,705	39,911	488
Affiliated securities lending income	13,519	180,736	4,833
Foreign taxes withheld	—	(788,932)	(9,870)
TOTAL INVESTMENT INCOME (LOSS)	128,317	12,340,677	23,693,783
EXPENSES
Advisory fee	337,080	2,530,912	2,295,758
Trustees’ fees and expenses	597	3,236	11,289
Miscellaneous expenses	2,637	8,394	2,660
TOTAL EXPENSES	340,314	2,542,542	2,309,707
NET INVESTMENT INCOME (LOSS)	$(211,997)	$9,798,135	$21,384,076
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,051,994)	(1,244,128)	(30,421,453)
Investments — affiliated issuers	—	—	32,305
In-kind redemptions — unaffiliated issuers	428,316	31,589,352	227,563,373
In-kind redemptions — affiliated issuers	—	—	148,778
Foreign currency transactions	—	(107,149)	—
Futures contracts	—	436,310	741,889
Net realized gain (loss)	(6,623,678)	30,674,385	198,064,892
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	6,295,150	74,907,725	6,855,728
Investments — affiliated issuers	—	—	199,959
Foreign currency translations	—	(27,912)	—
Futures contracts	—	(59,847)	(103,823)
Net change in unrealized appreciation/depreciation	6,295,150	74,819,966	6,951,864
NET REALIZED AND UNREALIZED GAIN (LOSS)	(328,528)	105,494,351	205,016,756
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(540,525)	$115,292,486	$226,400,832
* Includes foreign capital gain taxes	$—	$(1,758)	$—
** Includes foreign deferred taxes	$—	$145,292	$—
See accompanying notes to financial statements.
66

State Street SPDR NYSE Technology ETF	State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	State Street SPDR S&P Capital Markets ETF	State Street SPDR S&P Health Care Equipment ETF	State Street SPDR S&P Health Care Services ETF	State Street SPDR S&P Insurance ETF

$—	$7,433	$—	$—	$—	$—
8,485,683	27,908,588	9,798,335	507,490	448,575	11,787,359
56,213	171,967	265,139	4,898	2,704	33,488
50,788	315	10,347	27,614	12,233	6,897
39,072	752	49,048	35,254	10,168	39,387
(173,289)	(6,679)	—	—	—	—
8,458,467	28,082,376	10,122,869	575,256	473,680	11,867,131

5,434,490	4,892,669	1,824,138	509,500	308,817	2,108,755
9,623	17,061	3,957	983	607	5,450
2,658	2,673	2,644	2,638	2,638	2,646
5,446,771	4,912,403	1,830,739	513,121	312,062	2,116,851
$3,011,696	$23,169,973	$8,292,130	$62,135	$161,618	$9,750,280

(21,249,762)	(15,023,398)	8,705,201	(28,910,666)	(6,132,041)	(9,617,531)
—	7,771	798,362	—	—	—
236,619,103	158,628,781	43,166,657	22,374,830	9,889,306	32,761,066
—	73,053	1,532,337	—	—	—
—	—	—	—	—	—
—	618,884	—	—	—	—
215,369,341	144,305,091	54,202,557	(6,535,836)	3,757,265	23,143,535

663,787,919	309,311,996	(55,280,919)	11,007,087	24,782,043	(23,637,443)
—	695,477	1,597,095	—	—	—
—	—	—	—	—	—
—	(87,146)	—	—	—	—
663,787,919	309,920,327	(53,683,824)	11,007,087	24,782,043	(23,637,443)
879,157,260	454,225,418	518,733	4,471,251	28,539,308	(493,908)
$882,168,956	$477,395,391	$8,810,863	$4,533,386	$28,700,926	$9,256,372
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
67

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

	State Street SPDR S&P Metals & Mining ETF	State Street SPDR S&P Oil & Gas Equipment & Services ETF	State Street SPDR S&P Pharmaceuticals ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$18,934,212	$5,301,395	$2,029,157
Dividend income — affiliated issuers	3,519,558	14,491	8,926
Unaffiliated securities lending income	917,630	54,652	81,728
Affiliated securities lending income	1,312,241	54,081	71,008
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	24,683,641	5,424,619	2,190,819
EXPENSES
Advisory fee	12,832,485	1,149,329	880,051
Trustees’ fees and expenses	19,919	1,543	1,354
Miscellaneous expenses	2,694	2,641	2,640
TOTAL EXPENSES	12,855,098	1,153,513	884,045
NET INVESTMENT INCOME (LOSS)	$11,828,543	$4,271,106	$1,306,774
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(192,322,867)	(22,507,083)	(3,779,793)
Investments — affiliated issuers	141,999,343	—	—
In-kind redemptions — unaffiliated issuers	1,184,119,720	75,431,202	49,378,025
Net realized gain (loss)	1,133,796,196	52,924,119	45,598,232
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	81,328,145	89,623,615	75,295,861
Investments — affiliated issuers	(229,631,772)	—	—
Net change in unrealized appreciation/depreciation	(148,303,627)	89,623,615	75,295,861
NET REALIZED AND UNREALIZED GAIN (LOSS)	985,492,569	142,547,734	120,894,093
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$997,321,112	$146,818,840	$122,200,867
See accompanying notes to financial statements.
68

State Street SPDR S&P Retail ETF	State Street SPDR S&P Semiconductor ETF	State Street SPDR S&P Software & Services ETF	State Street SPDR S&P Telecom ETF

$6,018,661	$9,591,044	$872,532	$6,131,415
14,422	61,818	14,067	11,541
52,852	478,802	150,783	52,870
77,350	741,365	183,236	96,865
—	(126,732)	—	(27)
6,163,285	10,746,297	1,220,618	6,292,664

1,545,639	6,618,990	1,503,174	1,185,306
2,882	10,488	3,406	1,338
2,645	2,661	2,644	2,640
1,551,166	6,632,139	1,509,224	1,189,284
$4,612,119	$4,114,158	$(288,606)	$5,103,380

(33,761,729)	118,103,694	720,379	16,378,906
—	(162,007)	—	—
23,775,719	786,324,927	61,650,481	159,466,215
(9,986,010)	904,266,614	62,370,860	175,845,121

16,078,364	994,331,415	(87,375,844)	23,092,177
—	5,264,583	—	—
16,078,364	999,595,998	(87,375,844)	23,092,177
6,092,354	1,903,862,612	(25,004,984)	198,937,298
$10,704,473	$1,907,976,770	$(25,293,590)	$204,040,678
69

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

	State Street SPDR S&P Transportation ETF	State Street SPDR MSCI USA Gender Diversity ETF	State Street SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$774	$—
Dividend income — unaffiliated issuers	1,939,250	4,233,333	48,781,978
Dividend income — affiliated issuers	6,767	22,346	395,466
Unaffiliated securities lending income	61,408	13	126,541
Affiliated securities lending income	65,805	292	569,896
Foreign taxes withheld	—	(2,526)	—
TOTAL INVESTMENT INCOME (LOSS)	2,073,230	4,254,232	49,873,881
EXPENSES
Advisory fee	695,153	573,511	3,471,632
Trustees’ fees and expenses	1,247	1,999	5,904
Miscellaneous expenses	2,640	2,641	2,649
TOTAL EXPENSES	699,040	578,151	3,480,185
NET INVESTMENT INCOME (LOSS)	$1,374,190	$3,676,081	$46,393,696
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,093,880)	(15,342,557)	(23,998,747)
Investments — affiliated issuers	—	4,350	(158,558)
In-kind redemptions — unaffiliated issuers	35,599,027	76,042,565	(1,789,235)
In-kind redemptions — affiliated issuers	—	5,913	—
Futures contracts	—	47,323	—
Net realized gain (loss)	26,505,147	60,757,594	(25,946,540)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	45,269,384	3,006,484	7,664,274
Investments — affiliated issuers	—	158,859	144,665
Futures contracts	—	(3,198)	—
Net change in unrealized appreciation/depreciation	45,269,384	3,162,145	7,808,939
NET REALIZED AND UNREALIZED GAIN (LOSS)	71,774,531	63,919,739	(18,137,601)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$73,148,721	$67,595,820	$28,256,095
See accompanying notes to financial statements.
70

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71

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR FactSet Innovative Technology ETF		State Street SPDR Global Dow ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(211,997)	$(256,798)	$9,798,135	$6,833,626
Net realized gain (loss)	(6,623,678)	(1,070,875)	30,674,385	9,005,868
Net change in unrealized appreciation/depreciation	6,295,150	22,752,581	74,819,966	38,090,851
Net increase (decrease) in net assets resulting from operations	(540,525)	21,424,908	115,292,486	53,930,345
Net equalization credits and charges	360,484	1,130,676	(1,063,250)	(274,662)
Distributions to shareholders	—	—	(14,147,892)	(8,075,865)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,344,814	46,782,624	174,548,663	154,121,884
Cost of shares redeemed	(25,171,227)	(125,391,227)	(52,272,949)	(13,573,668)
Net income equalization	(360,484)	(1,130,676)	1,063,250	274,662
Other capital	—	—	5,120	9,204
Net increase (decrease) in net assets from beneficial interest transactions	(22,186,897)	(79,739,279)	123,344,084	140,832,082
Net increase (decrease) in net assets during the period	(22,366,938)	(57,183,695)	223,425,428	186,411,900
Net assets at beginning of period	90,849,757	148,033,452	394,456,862	208,044,962
NET ASSETS AT END OF PERIOD	$68,482,819	$90,849,757	$617,882,290	$394,456,862
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,000	290,000	1,050,000	1,100,000
Shares redeemed	(150,000)	(820,000)	(325,000)	(100,000)
Net increase (decrease) from share transactions	(130,000)	(530,000)	725,000	1,000,000
See accompanying notes to financial statements.
72

State Street SPDR MSCI USA StrategicFactorsSM ETF		State Street SPDR NYSE Technology ETF		State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$21,384,076	$21,560,119	$3,011,696	$3,355,601	$23,169,973	$21,597,479
198,064,892	66,981,175	215,369,341	119,730,564	144,305,091	53,429,039
6,951,864	77,957,699	663,787,919	76,252,892	309,920,327	209,238,718
226,400,832	166,498,993	882,168,956	199,339,057	477,395,391	284,265,236
(845,433)	450,558	57,118	21,683	262,283	79,855
(20,786,599)	(21,581,878)	(3,006,493)	(3,510,197)	(23,338,779)	(21,702,427)

261,298,620	301,304,309	781,089,996	362,930,664	390,130,007	292,692,494
(523,944,967)	(162,784,799)	(444,942,657)	(265,488,057)	(303,994,310)	(133,184,107)
845,433	(450,558)	(57,118)	(21,683)	(262,283)	(79,855)
—	—	—	—	—	—
(261,800,914)	138,068,952	336,090,221	97,420,924	85,873,414	159,428,532
(57,032,114)	283,436,625	1,215,309,802	293,271,467	540,192,309	422,071,196
1,582,668,026	1,299,231,401	1,132,067,441	838,795,974	2,204,341,657	1,782,270,461
$1,525,635,912	$1,582,668,026	$2,347,377,243	$1,132,067,441	$2,744,533,966	$2,204,341,657

1,470,000	1,910,000	2,810,000	1,810,000	6,870,000	6,270,000
(3,010,000)	(1,010,000)	(1,580,000)	(1,330,000)	(5,370,000)	(2,910,000)
(1,540,000)	900,000	1,230,000	480,000	1,500,000	3,360,000
73

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Capital Markets ETF		State Street SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,292,130	$7,672,777	$62,135	$56,605
Net realized gain (loss)	54,202,557	73,118,421	(6,535,836)	(4,602,093)
Net change in unrealized appreciation/depreciation	(53,683,824)	36,835,460	11,007,087	397,171
Net increase (decrease) in net assets resulting from operations	8,810,863	117,626,658	4,533,386	(4,148,317)
Net equalization credits and charges	49,526	235,545	91,357	228,802
Distributions to shareholders	(8,959,400)	(8,561,227)	(93,540)	(119,142)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	160,346,609	338,426,061	155,867,237	31,384,809
Cost of shares redeemed	(237,403,082)	(367,032,191)	(181,903,402)	(105,221,368)
Net income equalization	(49,526)	(235,545)	(91,357)	(228,802)
Net increase (decrease) in net assets from beneficial interest transactions	(77,105,999)	(28,841,675)	(26,127,522)	(74,065,361)
Net increase (decrease) in net assets during the period	(77,205,010)	80,459,301	(21,596,319)	(78,104,018)
Net assets at beginning of period	496,645,154	416,185,853	166,723,470	244,827,488
NET ASSETS AT END OF PERIOD	$419,440,144	$496,645,154	$145,127,151	$166,723,470
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,050,000	2,475,000	1,900,000	375,000
Shares redeemed	(1,625,000)	(2,825,000)	(2,225,000)	(1,225,000)
Net increase (decrease) from share transactions	(575,000)	(350,000)	(325,000)	(850,000)
See accompanying notes to financial statements.
74

State Street SPDR S&P Health Care Services ETF		State Street SPDR S&P Insurance ETF		State Street SPDR S&P Metals & Mining ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$161,618	$235,392	$9,750,280	$15,131,070	$11,828,543	$10,461,539
3,757,265	40,382	23,143,535	156,198,147	1,133,796,196	167,599,836
24,782,043	7,559,832	(23,637,443)	(21,335,584)	(148,303,627)	14,450,402
28,700,926	7,835,606	9,256,372	149,993,633	997,321,112	192,511,777
(49,773)	(2,614)	(905,187)	(423,149)	521,127	(232,363)
(217,518)	(236,469)	(9,053,244)	(14,680,421)	(12,855,744)	(8,816,163)

84,094,839	21,696,157	2,365,255,807	2,763,631,166	6,205,791,228	2,312,356,687
(43,788,197)	(24,677,662)	(2,791,763,728)	(2,729,386,548)	(4,705,882,825)	(2,602,587,390)
49,773	2,614	905,187	423,149	(521,127)	232,363
40,356,415	(2,978,891)	(425,602,734)	34,667,767	1,499,387,276	(289,998,340)
68,790,050	4,617,632	(426,304,793)	169,557,830	2,484,373,771	(106,535,089)
85,607,835	80,990,203	892,895,340	723,337,510	1,888,279,029	1,994,814,118
$154,397,885	$85,607,835	$466,590,547	$892,895,340	$4,372,652,800	$1,888,279,029

740,000	220,000	40,850,000	48,200,000	57,500,000	37,900,000
(430,000)	(260,000)	(48,150,000)	(47,750,000)	(44,700,000)	(43,400,000)
310,000	(40,000)	(7,300,000)	450,000	12,800,000	(5,500,000)
75

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Oil & Gas Equipment & Services ETF		State Street SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,271,106	$3,235,087	$1,306,774	$2,051,859
Net realized gain (loss)	52,924,119	(15,830,673)	45,598,232	12,782,990
Net change in unrealized appreciation/depreciation	89,623,615	(59,687,637)	75,295,861	(7,364,596)
Net increase (decrease) in net assets resulting from operations	146,818,840	(72,283,223)	122,200,867	7,470,253
Net equalization credits and charges	(577,770)	43,028	(516,070)	90,323
Distributions to shareholders	(4,420,916)	(3,240,660)	(1,528,255)	(2,292,584)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	393,355,844	58,436,200	365,472,364	135,497,462
Cost of shares redeemed	(240,091,487)	(86,276,439)	(205,668,822)	(187,867,178)
Net income equalization	577,770	(43,028)	516,070	(90,323)
Net increase (decrease) in net assets from beneficial interest transactions	153,842,127	(27,883,267)	160,319,612	(52,460,039)
Net increase (decrease) in net assets during the period	295,662,281	(103,364,122)	280,476,154	(47,192,047)
Net assets at beginning of period	143,578,252	246,942,374	147,956,064	195,148,111
NET ASSETS AT END OF PERIOD	$439,240,533	$143,578,252	$428,432,218	$147,956,064
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,950,000	700,000	6,700,000	3,100,000
Shares redeemed	(2,300,000)	(1,150,000)	(3,900,000)	(4,350,000)
Net increase (decrease) from share transactions	1,650,000	(450,000)	2,800,000	(1,250,000)
See accompanying notes to financial statements.
76

State Street SPDR S&P Retail ETF		State Street SPDR S&P Semiconductor ETF		State Street SPDR S&P Software & Services ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$4,612,119	$4,591,901	$4,114,158	$4,046,924	$(288,606)	$221,434
(9,986,010)	(28,594,181)	904,266,614	80,863,121	62,370,860	67,088,737
16,078,364	23,125,064	999,595,998	(63,482,257)	(87,375,844)	10,284,604
10,704,473	(877,216)	1,907,976,770	21,427,788	(25,293,590)	77,594,775
(2,351,002)	2,505,334	66,946	(98,040)	64,663	(56,765)
(3,890,713)	(5,456,706)	(4,028,366)	(3,928,515)	—	(323,898)

12,789,733,205	9,059,307,772	1,767,689,875	565,005,224	302,607,368	290,145,522
(12,551,310,114)	(9,251,376,349)	(1,485,844,114)	(826,462,430)	(374,908,585)	(229,077,115)
2,351,002	(2,505,334)	(66,946)	98,040	(64,663)	56,765
240,774,093	(194,573,911)	281,778,815	(261,359,166)	(72,365,880)	61,125,172
245,236,851	(198,402,499)	2,185,794,165	(243,957,933)	(97,594,807)	138,339,284
158,055,588	356,458,087	1,290,294,793	1,534,252,726	499,422,848	361,083,564
$403,292,439	$158,055,588	$3,476,088,958	$1,290,294,793	$401,828,041	$499,422,848

152,500,000	121,350,000	3,925,000	2,375,000	1,910,000	1,570,000
(149,950,000)	(124,050,000)	(3,375,000)	(3,550,000)	(2,200,000)	(1,330,000)
2,550,000	(2,700,000)	550,000	(1,175,000)	(290,000)	240,000
77

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR S&P Telecom ETF		State Street SPDR S&P Transportation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,103,380	$1,110,570	$1,374,190	$1,362,372
Net realized gain (loss)	175,845,121	22,131,598	26,505,147	5,074,368
Net change in unrealized appreciation/depreciation	23,092,177	11,513,838	45,269,384	889,597
Net increase (decrease) in net assets resulting from operations	204,040,678	34,756,006	73,148,721	7,326,337
Net equalization credits and charges	233,529	(86,774)	(593,193)	(78,377)
Distributions to shareholders	(5,382,877)	(919,198)	(1,541,687)	(1,782,431)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	789,861,054	118,438,094	357,529,597	156,149,288
Cost of shares redeemed	(410,773,100)	(95,197,354)	(225,275,742)	(157,446,083)
Net income equalization	(233,529)	86,774	593,193	78,377
Net increase (decrease) in net assets from beneficial interest transactions	378,854,425	23,327,514	132,847,048	(1,218,418)
Net increase (decrease) in net assets during the period	577,745,755	57,077,548	203,860,889	4,247,111
Net assets at beginning of period	117,345,971	60,268,423	171,569,764	167,322,653
NET ASSETS AT END OF PERIOD	$695,091,726	$117,345,971	$375,430,653	$171,569,764
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,100,000	1,175,000	3,440,000	1,900,000
Shares redeemed	(2,050,000)	(950,000)	(2,320,000)	(1,910,000)
Net increase (decrease) from share transactions	2,050,000	225,000	1,120,000	(10,000)
See accompanying notes to financial statements.
78

State Street SPDR MSCI USA Gender Diversity ETF		State Street SPDR ICE Preferred Securities ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$3,676,081	$3,233,325	$46,393,696	$52,400,834
60,757,594	38,303,684	(25,946,540)	(12,572,380)
3,162,145	(2,926,583)	7,808,939	(43,519,422)
67,595,820	38,610,426	28,256,095	(3,690,968)
(3,006)	(28,953)	1,873,881	(681,084)
(3,570,047)	(3,170,086)	(52,200,000)	(56,403,000)

174,386,450	98,854,365	33,358,062	190,237,187
(175,887,878)	(117,184,874)	(102,741,607)	(138,682,902)
3,006	28,953	(1,873,881)	681,084
(1,498,422)	(18,301,556)	(71,257,426)	52,235,369
62,524,345	17,109,831	(93,327,450)	(8,539,683)
261,972,272	244,862,441	801,153,295	809,692,978
$324,496,617	$261,972,272	$707,825,845	$801,153,295

1,300,000	850,000	1,050,000	5,600,000
(1,300,000)	(1,000,000)	(3,200,000)	(4,250,000)
—	(150,000)	(2,150,000)	1,350,000
79

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$189.27	$146.57	$131.97	$107.82	$226.17
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.50)	(0.45)	(0.31)	0.06	(0.52)
Net realized and unrealized gain (loss) (b)	6.04	41.15	15.66	23.34	(118.26)
Total from investment operations	5.54	40.70	15.35	23.40	(118.78)
Net equalization credits and charges (a)	0.86	2.00	(0.65)	0.72	0.49
Contribution from affiliate	—	—	—	0.09	—
Distributions to shareholders from:
Net investment income	—	—	(0.10)	(0.06)	(0.06)
Net asset value, end of period	$195.67	$189.27	$146.57	$131.97	$107.82
Total return (c)	3.38%	29.14%	11.15%	22.46%(d)	(52.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$68,483	$90,850	$148,033	$101,615	$126,151
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	(0.28)%	(0.27)%	(0.23)%	0.06%	(0.28)%
Portfolio turnover rate (e)	71%	58%	34%	68%	53%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have been 22.38%.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
80

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Global Dow ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$150.24	$127.99	$112.45	$95.97	$110.51
Income (loss) from investment operations:
Net investment income (loss) (a)	3.28	3.49	3.03	3.24	3.32
Net realized and unrealized gain (loss) (b)	35.90	22.67	15.64	16.17	(14.31)
Total from investment operations	39.18	26.16	18.67	19.41	(10.99)
Net equalization credits and charges (a)	(0.36)	(0.14)	0.03	0.06	(0.02)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.02
Distributions to shareholders from:
Net investment income	(4.64)	(3.77)	(3.16)	(2.99)	(3.55)
Net asset value, end of period	$184.42	$150.24	$127.99	$112.45	$95.97
Total return (d)	26.11%	20.59%	16.80%	20.64%	(10.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$617,882	$394,457	$208,045	$151,855	$96,010
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	1.94%	2.53%	2.54%	3.15%	3.01%
Portfolio turnover rate (e)	10%	9%	12%	7%	12%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$162.99	$147.47	$122.97	$108.01	$119.37
Income (loss) from investment operations:
Net investment income (loss) (a)	2.43	2.36	2.25	1.93	1.73
Net realized and unrealized gain (loss) (b)	23.85	15.45	24.42	14.97	(11.41)
Total from investment operations	26.28	17.81	26.67	16.90	(9.68)
Net equalization credits and charges (a)	(0.10)	0.05	0.01	0.02	(0.00)(c)
Distributions to shareholders from:
Net investment income	(2.43)	(2.34)	(2.18)	(1.96)	(1.68)
Net asset value, end of period	$186.74	$162.99	$147.47	$122.97	$108.01
Total return (d)	16.14%	12.16%	21.84%	15.82%	(8.28)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,525,636	$1,582,668	$1,299,231	$981,331	$814,388
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income (loss)	1.40%	1.51%	1.69%	1.71%	1.42%
Portfolio turnover rate (e)	17%	16%	13%	20%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR NYSE Technology ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$236.83	$195.07	$139.47	$103.04	$158.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	0.76	0.74	0.70	0.67
Net realized and unrealized gain (loss) (b)	153.72	41.79	55.58	36.39	(55.91)
Total from investment operations	154.27	42.55	56.32	37.09	(55.24)
Net equalization credits and charges (a)	0.01	0.00 (c)	0.01	0.00 (c)	(0.02)
Contribution from affiliate	—	—	—	0.05	—
Distributions to shareholders from:
Net investment income	(0.53)	(0.79)	(0.73)	(0.71)	(0.69)
Net asset value, end of period	$390.58	$236.83	$195.07	$139.47	$103.04
Total return (d)	65.21%	21.86%	40.45%	36.24%(e)	(34.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,347,377	$1,132,067	$838,796	$525,798	$383,841
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.19%	0.38%	0.45%	0.63%	0.45%
Portfolio turnover rate (f)	15%	16%	8%	15%	17%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 36.19%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)
Net asset value, beginning of period	$50.85	$44.57	$36.18	$30.74	$35.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.53	0.51	0.49	0.45	0.42
Net realized and unrealized gain (loss) (c)	10.33	6.28	8.39	5.91	(4.62)
Total from investment operations	10.86	6.79	8.88	6.36	(4.20)
Net equalization credits and charges (b)	0.01	0.00 (d)	0.00 (d)	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.53)	(0.51)	(0.49)	(0.92)	(0.41)
Net asset value, end of period	$61.19	$50.85	$44.57	$36.18	$30.74
Total return (e)	21.47%	15.31%	24.70%	19.37%	(12.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,744,534	$2,204,342	$1,782,270	$1,385,936	$1,161,919
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	0.95%	1.08%	1.25%	1.40%	1.16%
Portfolio turnover rate (f)	3%	2%	2%	2%	2%

(a)
Effective on January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Capital Markets ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$145.01	$110.25	$84.81	$72.95	$94.02
Income (loss) from investment operations:
Net investment income (loss) (a)	2.39	2.05	2.21	1.63	1.78
Net realized and unrealized gain (loss) (b)	2.44	34.92	25.46	11.99	(21.28)
Total from investment operations	4.83	36.97	27.67	13.62	(19.50)
Net equalization credits and charges (a)	0.01	0.06	(0.17)	0.01	0.30
Distributions to shareholders from:
Net investment income	(2.68)	(2.27)	(2.06)	(1.77)	(1.86)
Net asset value, end of period	$147.17	$145.01	$110.25	$84.81	$72.95
Total return (c)	3.35%	33.76%	32.64%	18.89%	(20.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$419,440	$496,645	$416,186	$137,809	$89,360
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	1.59%	1.57%	2.27%	2.00%	1.86%
Portfolio turnover rate (d)	29%	22%	23%	44%	26%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$81.33	$84.42	$98.29	$84.92	$129.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.02	0.00 (b)	(0.01)	(0.04)
Net realized and unrealized gain (loss) (c)	2.76	(3.16)	(14.03)	13.48	(44.14)
Total from investment operations	2.80	(3.14)	(14.03)	13.47	(44.18)
Net equalization credits and charges (a)	0.05	0.10	0.19	(0.08)	0.07
Distributions to shareholders from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.02)	(0.02)
Net asset value, end of period	$84.13	$81.33	$84.42	$98.29	$84.92
Total return (d)	3.51%	(3.61)%	(14.08)%	15.76%	(34.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$145,127	$166,723	$244,827	$592,171	$384,281
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.04%	0.03%	0.00%(e)	(0.01)%	(0.04)%
Portfolio turnover rate (f)	42%	42%	38%	49%	42%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Amount is less than 0.005%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Health Care Services ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$99.54	$89.99	$93.70	$82.29	$114.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.28	0.28	0.18	0.16
Net realized and unrealized gain (loss) (b)	32.56	9.55	(3.72)	11.41	(32.08)
Total from investment operations	32.75	9.83	(3.44)	11.59	(31.92)
Net equalization credits and charges (a)	(0.06)	0.00 (c)	0.01	(0.00)(c)	0.03
Distributions to shareholders from:
Net investment income	(0.27)	(0.28)	(0.28)	(0.18)	(0.19)
Net asset value, end of period	$131.96	$99.54	$89.99	$93.70	$82.29
Total return (d)	32.90%	10.94%	(3.65)%	14.11%	(27.91)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$154,398	$85,608	$80,990	$109,630	$89,695
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.18%	0.29%	0.31%	0.20%	0.16%
Portfolio turnover rate (e)	49%	44%	37%	51%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Insurance ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$59.73	$49.89	$40.87	$37.84	$38.56
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	0.93	0.77	0.74	0.73
Net realized and unrealized gain (loss) (b)	1.39	9.87	8.98	3.12	(0.67)
Total from investment operations	2.33	10.80	9.75	3.86	0.06
Net equalization credits and charges (a)	(0.09)	(0.03)	0.02	(0.10)	(0.04)
Distributions to shareholders from:
Net investment income	(0.98)	(0.93)	(0.75)	(0.73)	(0.74)
Net asset value, end of period	$60.99	$59.73	$49.89	$40.87	$37.84
Total return (c)	3.84%	21.64%	24.03%	10.01%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$466,591	$892,895	$723,338	$482,212	$543,072
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	1.62%	1.64%	1.65%	1.86%	1.84%
Portfolio turnover rate (d)	21%	20%	23%	23%	26%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Metals & Mining ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$67.20	$59.37	$50.81	$43.44	$43.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.37	0.45	0.85	0.44
Net realized and unrealized gain (loss) (b)	39.73	7.80	8.57	7.42	0.41
Total from investment operations	40.07	8.17	9.02	8.27	0.85
Net equalization credits and charges (a)	0.01	(0.01)	—	(0.02)	(0.02)
Distributions to shareholders from:
Net investment income	(0.37)	(0.33)	(0.46)	(0.88)	(0.42)
Net asset value, end of period	$106.91	$67.20	$59.37	$50.81	$43.44
Total return (c)	59.68%	13.80%	17.83%	19.09%	1.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,372,653	$1,888,279	$1,994,814	$1,803,607	$1,998,458
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.32%	0.62%	0.81%	1.69%	0.90%
Portfolio turnover rate (d)	45%	48%	43%	33%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$63.39	$90.95	$78.14	$59.74	$61.95
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	1.26	0.71	0.30	0.14
Net realized and unrealized gain (loss) (b)	48.99	(27.54)	12.89	18.50	(2.11)
Total from investment operations	50.27	(26.28)	13.60	18.80	(1.97)
Net equalization credits and charges (a)	(0.17)	0.02	0.01	(0.04)	0.01
Distributions to shareholders from:
Net investment income	(1.30)	(1.30)	(0.80)	(0.36)	(0.25)
Net asset value, end of period	$112.19	$63.39	$90.95	$78.14	$59.74
Total return (c)	79.53%	(29.03)%	17.44%	31.51%	(3.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$439,241	$143,578	$246,942	$278,571	$230,843
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.30%	1.62%	0.80%	0.41%	0.22%
Portfolio turnover rate (d)	44%	34%	39%	32%	38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$40.53	$39.82	$41.03	$42.02	$51.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.54	0.64	0.53	0.56
Net realized and unrealized gain (loss) (b)	26.06	0.75	(1.24)	(0.93)	(9.65)
Total from investment operations	26.34	1.29	(0.60)	(0.40)	(9.09)
Net equalization credits and charges (a)	(0.11)	0.02	0.01	(0.03)	(0.01)
Distributions to shareholders from:
Net investment income	(0.34)	(0.60)	(0.62)	(0.56)	(0.63)
Net asset value, end of period	$66.42	$40.53	$39.82	$41.03	$42.02
Total return (c)	64.89%	3.20%	(1.46)%	(1.01)%	(17.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$428,432	$147,956	$195,148	$221,566	$205,929
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.52%	1.25%	1.56%	1.27%	1.21%
Portfolio turnover rate (d)	69%	45%	61%	53%	60%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Retail ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$77.09	$75.04	$63.75	$58.18	$97.19
Income (loss) from investment operations:
Net investment income (loss) (a)	0.89	0.93	0.93	1.24	0.99
Net realized and unrealized gain (loss) (b)	10.81	1.68	11.09	6.07	(37.92)
Total from investment operations	11.70	2.61	12.02	7.31	(36.93)
Net equalization credits and charges (a)	(0.45)	0.51	0.29	(0.34)	(0.55)
Distributions to shareholders from:
Net investment income	(0.67)	(1.07)	(1.02)	(1.40)	(1.53)
Net asset value, end of period	$87.67	$77.09	$75.04	$63.75	$58.18
Total return (c)	14.62%	4.16%	19.39%	12.17%	(39.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$403,292	$158,056	$356,458	$478,169	$378,184
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	1.04%	1.23%	1.35%	1.96%	1.13%
Portfolio turnover rate (d)	48%	51%	34%	40%	39%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Semiconductor ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$256.78	$247.46	$221.27	$151.79	$192.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	0.73	0.54	0.73	0.53
Net realized and unrealized gain (loss) (b)	366.69	9.35	26.21	69.51	(40.57)
Total from investment operations	367.50	10.08	26.75	70.24	(40.04)
Net equalization credits and charges (a)	0.01	(0.02)	(0.01)	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.78)	(0.74)	(0.55)	(0.78)	(0.47)
Net asset value, end of period	$623.51	$256.78	$247.46	$221.27	$151.79
Total return (c)	143.32%	4.09%	12.11%	46.40%	(20.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,476,089	$1,290,295	$1,534,253	$1,587,624	$933,501
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.22%	0.31%	0.25%	0.40%	0.26%
Portfolio turnover rate (d)	48%	28%	30%	31%	36%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Software & Services ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$189.89	$151.08	$133.23	$111.02	$171.45
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.12)	0.09	0.11	0.27	0.28
Net realized and unrealized gain (loss) (b)	(18.08)	38.86	17.92	22.20	(60.49)
Total from investment operations	(18.20)	38.95	18.03	22.47	(60.21)
Net equalization credits and charges (a)	0.03	(0.02)	(0.01)	0.00 (c)	(0.04)
Contribution from affiliate	—	—	—	—	0.04
Other capital	—	—	—	—	0.00 (c)
Distributions to shareholders from:
Net investment income	—	(0.12)	(0.17)	(0.26)	(0.22)
Net asset value, end of period	$171.72	$189.89	$151.08	$133.23	$111.02
Total return (d)	(9.57)%	25.77%	13.53%	20.27%	(35.16)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$401,828	$499,423	$361,084	$306,433	$209,837
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	(0.07)%	0.05%	0.08%	0.23%	0.17%
Portfolio turnover rate (f)	51%	51%	41%	63%	46%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Telecom ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$117.35	$77.77	$77.64	$77.79	$102.27
Income (loss) from investment operations:
Net investment income (loss) (a)	2.79	0.95	0.61	0.61	1.20
Net realized and unrealized gain (loss) (b)	110.28	39.49	0.16	(0.19)	(24.35)
Total from investment operations	113.07	40.44	0.77	0.42	(23.15)
Net equalization credits and charges (a)	0.13	(0.07)	0.00 (c)	(0.02)	(0.02)
Distributions to shareholders from:
Net investment income	(2.65)	(0.79)	(0.64)	(0.55)	(1.31)
Net asset value, end of period	$227.90	$117.35	$77.77	$77.64	$77.79
Total return (d)	97.22%	52.02%	1.04%	0.52%	(22.87)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$695,092	$117,346	$60,268	$62,109	$54,456
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	1.51%	0.93%	0.83%	0.75%	1.28%
Portfolio turnover rate (e)	50%	41%	50%	40%	41%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Transportation ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$80.55	$78.19	$83.70	$67.81	$84.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	0.56	0.75	0.75	0.42
Net realized and unrealized gain (loss) (b)	35.33	2.59	(5.64)	15.69	(16.89)
Total from investment operations	35.99	3.15	(4.89)	16.44	(16.47)
Net equalization credits and charges (a)	(0.28)	(0.03)	0.07	0.05	(0.02)
Distributions to shareholders from:
Net investment income	(0.74)	(0.76)	(0.69)	(0.60)	(0.62)
Net asset value, end of period	$115.52	$80.55	$78.19	$83.70	$67.81
Total return (c)	44.53%	3.99%	(5.78)%	24.53%	(19.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$375,431	$171,570	$167,323	$246,091	$503,793
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	0.69%	0.69%	0.95%	1.04%	0.49%
Portfolio turnover rate (d)	32%	28%	34%	29%	37%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR MSCI USA Gender Diversity ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$124.75	$108.83	$88.04	$75.84	$101.54
Income (loss) from investment operations:
Net investment income (loss) (a)	1.71	1.48	1.33	1.27	1.06
Net realized and unrealized gain (loss) (b)	29.73	15.92	20.66	12.27	(25.75)
Total from investment operations	31.44	17.40	21.99	13.54	(24.69)
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.01)	(0.02)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(1.67)	(1.47)	(1.19)	(1.32)	(1.01)
Net asset value, end of period	$154.52	$124.75	$108.83	$88.04	$75.84
Total return (d)	25.39%	16.06%	25.14%	18.02%	(24.47)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$324,497	$261,972	$244,862	$209,103	$202,865
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	1.28%	1.29%	1.40%	1.57%	1.11%
Portfolio turnover rate (e)	67%	48%	46%	135%	43%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR ICE Preferred Securities ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$31.67	$33.81	$33.51	$35.83	$44.19
Income (loss) from investment operations:
Net investment income (loss) (a)	1.92	2.01	1.99	1.97	1.97
Net realized and unrealized gain (loss) (b)	(0.93)	(1.96)	0.42	(2.19)	(8.21)
Total from investment operations	0.99	0.05	2.41	(0.22)	(6.24)
Net equalization credits and charges (a)	0.08	(0.03)	0.05	0.05	0.04
Distributions to shareholders from:
Net investment income	(2.16)	(2.16)	(2.16)	(2.15)	(2.16)
Net asset value, end of period	$30.58	$31.67	$33.81	$33.51	$35.83
Total return (c)	3.30%	(0.10)%	7.62%	(0.50)%	(14.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$707,826	$801,153	$809,693	$874,609	$1,049,832
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%	0.45%
Net investment income (loss)	6.01%	5.98%	5.98%	5.68%	4.82%
Portfolio turnover rate (d)	14%	11%	21%	19%	28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street SPDR FactSet Innovative Technology ETF (formerly SPDR FactSet Innovative Technology ETF)
State Street SPDR Global Dow ETF (formerly SPDR Global Dow ETF)
State Street SPDR MSCI USA StrategicFactorsSM ETF (formerly SPDR MSCI USA StrategicFactorsSM ETF)
State Street SPDR NYSE Technology ETF (formerly SPDR NYSE Technology ETF)
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF (formerly SPDR S&P 500 Fossil Fuel Reserves Free ETF)
State Street SPDR S&P Capital Markets ETF (formerly SPDR S&P Capital Markets ETF)
State Street SPDR S&P Health Care Equipment ETF (formerly SPDR S&P Health Care Equipment ETF)
State Street SPDR S&P Health Care Services ETF (formerly SPDR S&P Health Care Services ETF)
State Street SPDR S&P Insurance ETF (formerly SPDR S&P Insurance ETF)
State Street SPDR S&P Metals & Mining ETF (formerly SPDR S&P Metals & Mining ETF)
State Street SPDR S&P Oil & Gas Equipment & Services ETF (formerly SPDR S&P Oil & Gas Equipment & Services ETF)
State Street SPDR S&P Pharmaceuticals ETF (formerly SPDR S&P Pharmaceuticals ETF)
State Street SPDR S&P Retail ETF (formerly SPDR S&P Retail ETF)
State Street SPDR S&P Semiconductor ETF (formerly SPDR S&P Semiconductor ETF)
State Street SPDR S&P Software & Services ETF (formerly SPDR S&P Software & Services ETF)
State Street SPDR S&P Telecom ETF (formerly SPDR S&P Telecom ETF)
State Street SPDR S&P Transportation ETF (formerly SPDR S&P Transportation ETF)
State Street SPDR MSCI USA Gender Diversity ETF (formerly SPDR MSCI USA Gender Diversity ETF)
State Street SPDR ICE Preferred Securities ETF (formerly SPDR ICE Preferred Securities ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of State Street SPDR S&P Metals & Mining ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which paid semi-annually and SPDR ICE Preferred Securities ETF which paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2026, the State Street SPDR Global Dow ETF, State Street SPDR MSCI USA StrategicFactorsSM ETF, State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF and State Street SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	$—	$—	$—	$1,132	$—	$1,132
State Street SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	4,407	—	4,407

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$17,582	$—	$17,582
State Street SPDR MSCI USA Strategicfactors℠ ETF
Futures Contracts	—	—	—	411	—	411

102

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$436,310	$—	$436,310
State Street SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	741,889	—	741,889
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	618,884	—	618,884
State Street SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	47,323	—	47,323

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$(59,847)	$—	$(59,847)
State Street SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	(103,823)	—	(103,823)
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	(87,146)	—	(87,146)
State Street SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	(3,198)	—	(3,198)
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
103

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Annual Rate
State Street SPDR FactSet Innovative Technology ETF	0.45%
State Street SPDR Global Dow ETF	0.50
State Street SPDR MSCI USA StrategicFactorsSM ETF	0.15
State Street SPDR NYSE Technology ETF	0.35
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
State Street SPDR S&P Capital Markets ETF	0.35
State Street SPDR S&P Health Care Equipment ETF	0.35
State Street SPDR S&P Health Care Services ETF	0.35
State Street SPDR S&P Insurance ETF	0.35
State Street SPDR S&P Metals & Mining ETF	0.35
State Street SPDR S&P Oil & Gas Equipment & Services ETF	0.35
State Street SPDR S&P Pharmaceuticals ETF	0.35
State Street SPDR S&P Retail ETF	0.35
State Street SPDR S&P Semiconductor ETF	0.35
State Street SPDR S&P Software & Services ETF	0.35
State Street SPDR S&P Telecom ETF	0.35
State Street SPDR S&P Transportation ETF	0.35
State Street SPDR MSCI USA Gender Diversity ETF	0.20
State Street SPDR ICE Preferred Securities ETF	0.45

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be canceled or modified at any time after October 31, 2026. The waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty-five percent (85%) of the net proceeds and fifteen percent (15%) of such
104

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2026, are disclosed in the Funds' Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended June 30, 2026, were as follows:
	Purchases	Sales
State Street SPDR FactSet Innovative Technology ETF	$53,491,530	$53,779,110
State Street SPDR Global Dow ETF	53,377,914	50,046,082
State Street SPDR MSCI USA StrategicFactorsSM ETF	257,901,971	254,254,998
State Street SPDR NYSE Technology ETF	247,926,310	240,746,204
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	78,558,849	65,590,650
State Street SPDR S&P Capital Markets ETF	159,148,693	151,905,945
State Street SPDR S&P Health Care Equipment ETF	63,407,077	61,074,912
State Street SPDR S&P Health Care Services ETF	44,837,425	44,873,408
State Street SPDR S&P Insurance ETF	130,964,969	129,153,901
State Street SPDR S&P Metals & Mining ETF	1,586,299,251	1,587,540,848
State Street SPDR S&P Oil & Gas Equipment & Services ETF	143,753,698	189,909,859
State Street SPDR S&P Pharmaceuticals ETF	176,433,923	175,517,987
State Street SPDR S&P Retail ETF	187,040,057	185,952,642
State Street SPDR S&P Semiconductor ETF	923,209,127	918,530,334
State Street SPDR S&P Software & Services ETF	220,848,162	218,879,917
State Street SPDR S&P Telecom ETF	187,525,608	175,037,105
State Street SPDR S&P Transportation ETF	66,640,294	65,604,429
State Street SPDR MSCI USA Gender Diversity ETF	195,246,188	191,932,999
State Street SPDR ICE Preferred Securities ETF	109,942,256	113,961,448
105

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

For the year ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR FactSet Innovative Technology ETF	$3,345,670	$25,095,850	$428,316
State Street SPDR Global Dow ETF	168,453,905	54,063,453	31,589,352
State Street SPDR MSCI USA StrategicFactorsSM ETF	261,285,972	525,714,657	227,712,151
State Street SPDR NYSE Technology ETF	764,678,965	435,211,802	236,619,103
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	361,113,119	286,993,814	158,701,834
State Street SPDR S&P Capital Markets ETF	153,038,013	230,063,790	44,698,994
State Street SPDR S&P Health Care Equipment ETF	147,856,554	173,846,599	22,374,830
State Street SPDR S&P Health Care Services ETF	78,948,786	38,874,130	9,889,306
State Street SPDR S&P Insurance ETF	1,686,724,593	2,113,001,559	32,761,066
State Street SPDR S&P Metals & Mining ETF	5,055,293,486	3,555,531,570	1,184,119,720
State Street SPDR S&P Oil & Gas Equipment & Services ETF	382,733,691	229,485,679	75,431,202
State Street SPDR S&P Pharmaceuticals ETF	340,162,465	180,884,219	49,378,025
State Street SPDR S&P Retail ETF	8,503,616,334	8,265,120,344	23,775,719
State Street SPDR S&P Semiconductor ETF	1,630,580,185	1,355,200,221	786,324,927
State Street SPDR S&P Software & Services ETF	279,291,726	351,637,143	61,650,481
State Street SPDR S&P Telecom ETF	775,686,822	396,836,060	159,466,215
State Street SPDR S&P Transportation ETF	349,242,967	216,926,728	35,599,027
State Street SPDR MSCI USA Gender Diversity ETF	174,451,685	179,160,195	76,048,478
State Street SPDR ICE Preferred Securities ETF	33,336,274	102,700,820	(1,789,235)
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
106

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, futures contracts mark to market, market discount, preferred securities, wash sale loss deferrals, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Global Dow ETF	$14,147,892	$—	$14,147,892
State Street SPDR MSCI USA StrategicFactorsSM ETF	20,786,599	—	20,786,599
State Street SPDR NYSE Technology ETF	3,006,493	—	3,006,493
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	23,338,779	—	23,338,779
State Street SPDR S&P Capital Markets ETF	8,959,400	—	8,959,400
State Street SPDR S&P Health Care Equipment ETF	93,540	—	93,540
State Street SPDR S&P Health Care Services ETF	217,518	—	217,518
State Street SPDR S&P Insurance ETF	9,053,244	—	9,053,244
State Street SPDR S&P Metals & Mining ETF	12,855,744	—	12,855,744
State Street SPDR S&P Oil & Gas Equipment & Services ETF	4,420,916	—	4,420,916
State Street SPDR S&P Pharmaceuticals ETF	1,528,255	—	1,528,255
State Street SPDR S&P Retail ETF	3,890,713	—	3,890,713
State Street SPDR S&P Semiconductor ETF	4,028,366	—	4,028,366
State Street SPDR S&P Telecom ETF	5,382,877	—	5,382,877
State Street SPDR S&P Transportation ETF	1,541,687	—	1,541,687
State Street SPDR MSCI USA Gender Diversity ETF	3,570,047	—	3,570,047
State Street SPDR ICE Preferred Securities ETF	52,200,000	—	52,200,000
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Global Dow ETF	$8,075,865	$ —	$8,075,865
State Street SPDR MSCI USA StrategicFactorsSM ETF	21,581,878	—	21,581,878
State Street SPDR NYSE Technology ETF	3,510,197	—	3,510,197
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	21,702,427	—	21,702,427
State Street SPDR S&P Capital Markets ETF	8,561,227	—	8,561,227
State Street SPDR S&P Health Care Equipment ETF	119,142	—	119,142
State Street SPDR S&P Health Care Services ETF	236,469	—	236,469
State Street SPDR S&P Insurance ETF	14,680,421	—	14,680,421
State Street SPDR S&P Metals & Mining ETF	8,816,163	—	8,816,163
State Street SPDR S&P Oil & Gas Equipment & Services ETF	3,240,660	—	3,240,660
State Street SPDR S&P Pharmaceuticals ETF	2,292,584	—	2,292,584
State Street SPDR S&P Retail ETF	5,456,706	—	5,456,706
State Street SPDR S&P Semiconductor ETF	3,928,515	—	3,928,515
State Street SPDR S&P Software & Services ETF	323,898	—	323,898
State Street SPDR S&P Telecom ETF	919,198	—	919,198
State Street SPDR S&P Transportation ETF	1,782,431	—	1,782,431
State Street SPDR MSCI USA Gender Diversity ETF	3,170,086	—	3,170,086
State Street SPDR ICE Preferred Securities ETF	56,403,000	—	56,403,000
107

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

At June 30, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR FactSet Innovative Technology ETF	$—	$(135,903,393)	$—	$(524,441)	$(136,427,834)
State Street SPDR Global Dow ETF	—	(14,781,160)	—	156,716,200	141,935,040
State Street SPDR MSCI USA StrategicFactorsSM ETF	1,228,696	(112,020,406)	—	326,338,908	215,547,198
State Street SPDR NYSE Technology ETF	147,660	(159,413,356)	—	994,195,471	834,929,775
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	—	(46,148,160)	—	963,258,281	917,110,121
State Street SPDR S&P Capital Markets ETF	—	(61,566,887)	—	(5,694,537)	(67,261,424)
State Street SPDR S&P Health Care Equipment ETF	—	(362,798,034)	—	(30,485,297)	(393,283,331)
State Street SPDR S&P Health Care Services ETF	85,131	(103,455,620)	—	24,890,199	(78,480,290)
State Street SPDR S&P Insurance ETF	2,746,525	(179,330,351)	—	(47,416,076)	(223,999,902)
State Street SPDR S&P Metals & Mining ETF	618,175	(2,121,039,522)	—	(228,499,442)	(2,348,920,789)
State Street SPDR S&P Oil & Gas Equipment & Services ETF	—	(685,725,287)	—	24,130,003	(661,595,284)
State Street SPDR S&P Pharmaceuticals ETF	2,023,692	(466,385,145)	—	54,267,742	(410,093,711)
State Street SPDR S&P Retail ETF	2,507,141	(756,882,646)	—	(28,870,856)	(783,246,361)
State Street SPDR S&P Semiconductor ETF	226,987	(346,914,729)	—	1,104,862,643	758,174,901
State Street SPDR S&P Software & Services ETF	—	(127,408,483)	—	(71,690,221)	(199,098,704)
State Street SPDR S&P Telecom ETF	—	(38,478,869)	—	31,094,835	(7,384,034)
State Street SPDR S&P Transportation ETF	490,370	(229,669,330)	—	15,921,871	(213,257,089)
State Street SPDR MSCI USA Gender Diversity ETF	574,055	(103,836,483)	—	53,942,888	(49,319,540)
State Street SPDR ICE Preferred Securities ETF	—	(226,830,983)	—	(154,620,576)	(381,451,559)
As of June 30, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street SPDR FactSet Innovative Technology ETF	$40,832,739	$95,070,654
State Street SPDR Global Dow ETF	—	14,781,160
State Street SPDR MSCI USA StrategicFactorsSM ETF	32,297,900	79,722,506
State Street SPDR NYSE Technology ETF	77,948,306	81,465,050
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	10,248,193	35,899,967
State Street SPDR S&P Capital Markets ETF	8,879,847	52,687,040
State Street SPDR S&P Health Care Equipment ETF	132,197,209	230,600,825
State Street SPDR S&P Health Care Services ETF	23,841,652	79,613,968
State Street SPDR S&P Insurance ETF	66,235,406	113,094,945
State Street SPDR S&P Metals & Mining ETF	782,019,087	1,339,020,435
State Street SPDR S&P Oil & Gas Equipment & Services ETF	217,270,386	468,454,901
State Street SPDR S&P Pharmaceuticals ETF	144,464,177	321,920,968
State Street SPDR S&P Retail ETF	378,978,796	377,903,850
State Street SPDR S&P Semiconductor ETF	78,665,067	268,249,662
State Street SPDR S&P Software & Services ETF	727,275	126,681,208
State Street SPDR S&P Telecom ETF	1,027,641	37,451,228
State Street SPDR S&P Transportation ETF	94,731,406	134,937,924
State Street SPDR MSCI USA Gender Diversity ETF	45,388,263	58,448,220
State Street SPDR ICE Preferred Securities ETF	59,999,310	166,831,673
108

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR FactSet Innovative Technology ETF	$70,619,502	$19,564,119	$20,088,560	$(524,441)
State Street SPDR Global Dow ETF	466,782,719	184,630,231	27,913,488	156,716,743
State Street SPDR MSCI USA StrategicFactorsSM ETF	1,199,442,069	404,059,488	77,720,580	326,338,908
State Street SPDR NYSE Technology ETF	1,353,044,400	1,090,757,669	96,562,198	994,195,471
State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,780,008,133	1,067,811,669	104,553,388	963,258,281
State Street SPDR S&P Capital Markets ETF	435,079,498	56,528,610	62,223,147	(5,694,537)
State Street SPDR S&P Health Care Equipment ETF	186,004,536	8,205,694	38,690,991	(30,485,297)
State Street SPDR S&P Health Care Services ETF	129,524,947	27,769,290	2,879,091	24,890,199
State Street SPDR S&P Insurance ETF	532,239,881	13,938,216	61,354,292	(47,416,076)
State Street SPDR S&P Metals & Mining ETF	4,965,306,486	316,796,235	545,295,677	(228,499,442)
State Street SPDR S&P Oil & Gas Equipment & Services ETF	429,136,871	44,641,167	20,511,164	24,130,003
State Street SPDR S&P Pharmaceuticals ETF	410,962,784	81,550,773	27,283,031	54,267,742
State Street SPDR S&P Retail ETF	450,550,055	2,661,544	31,532,400	(28,870,856)
State Street SPDR S&P Semiconductor ETF	2,647,501,754	1,160,541,164	55,678,521	1,104,862,643
State Street SPDR S&P Software & Services ETF	513,571,558	45,315,583	117,005,804	(71,690,221)
State Street SPDR S&P Telecom ETF	685,527,390	91,731,889	60,637,054	31,094,835
State Street SPDR S&P Transportation ETF	368,650,751	31,820,801	15,898,930	15,921,871
State Street SPDR MSCI USA Gender Diversity ETF	270,308,314	75,798,311	21,855,423	53,942,888
State Street SPDR ICE Preferred Securities ETF	918,092,910	901,210	155,521,786	(154,620,576)
10. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR FactSet Innovative Technology ETF	$2,274,702	$1,586,503	$698,397	$2,284,900
State Street SPDR Global Dow ETF	16,060,953	6,120,080	11,027,870	17,147,950
109

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR MSCI USA StrategicFactorsSM ETF	$1,588,687	$1,235,174	$403,143	$1,638,317
State Street SPDR NYSE Technology ETF	27,906,089	—	28,348,028	28,348,028
State Street SPDR S&P Capital Markets ETF	2,822,027	2,663,566	306,233	2,969,799
State Street SPDR S&P Health Care Equipment ETF	40,566,713	10,391,656	32,117,955	42,509,611
State Street SPDR S&P Health Care Services ETF	13,947,243	206,397	13,819,212	14,025,609
State Street SPDR S&P Insurance ETF	20,317,740	17,994,449	3,043,091	21,037,540
State Street SPDR S&P Metals & Mining ETF	761,587,672	363,704,001	403,863,914	767,567,915
State Street SPDR S&P Oil & Gas Equipment & Services ETF	61,253,369	14,016,909	48,856,417	62,873,326
State Street SPDR S&P Pharmaceuticals ETF	77,796,167	36,754,275	42,673,334	79,427,609
State Street SPDR S&P Retail ETF	55,528,623	18,663,475	38,132,878	56,796,353
State Street SPDR S&P Semiconductor ETF	485,545,472	276,001,548	190,291,133	466,292,681
State Street SPDR S&P Software & Services ETF	95,903,698	39,970,059	58,099,571	98,069,630
State Street SPDR S&P Telecom ETF	80,479,808	21,378,876	59,035,790	80,414,666
State Street SPDR S&P Transportation ETF	37,105,483	9,158,383	28,995,425	38,153,808
State Street SPDR ICE Preferred Securities ETF	66,925,890	53,643,973	15,163,131	68,807,104

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Factset Innovative Technology ETF	Common Stocks	$1,586,503	$—	$—	$—	$1,586,503	$1,586,503
State Street SPDR Global Dow ETF	Common Stocks	6,120,080	—	—	—	6,120,080	6,120,080
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	1,235,174	—	—	—	1,235,174	1,235,174
State Street SPDR S&P Capital Markets ETF	Common Stocks	2,663,566	—	—	—	2,663,566	2,663,566
State Street SPDR S&P Health Care Equipment ETF	Common Stocks	10,391,656	—	—	—	10,391,656	10,391,656
State Street SPDR S&P Health Care Services ETF	Common Stocks	206,397	—	—	—	206,397	206,397
State Street SPDR S&P Insurance ETF	Common Stocks	17,994,449	—	—	—	17,994,449	17,994,449
State Street SPDR S&P Metals & Mining ETF	Common Stocks	363,704,001	—	—	—	363,704,001	363,704,001
State Street SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	14,016,909	—	—	—	14,016,909	14,016,909
State Street SPDR S&P Pharmaceuticals ETF	Common Stocks	36,754,275	—	—	—	36,754,275	36,754,275
State Street SPDR S&P Retail ETF	Common Stocks	18,663,475	—	—	—	18,663,475	18,663,475
State Street SPDR S&P Semiconductor ETF	Common Stocks	276,001,548	—	—	—	276,001,548	276,001,548
110

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR S&P Software & Services ETF	Common Stocks	$39,970,059	$—	$—	$—	$39,970,059	$39,970,059
State Street SPDR S&P Telecom ETF	Common Stocks	21,378,876	—	—	—	21,378,876	21,378,876
State Street SPDR S&P Transportation ETF	Common Stocks	9,158,383	—	—	—	9,158,383	9,158,383
State Street SPDR ICE Preferred Securities ETF	Preferred Stocks	53,643,973	—	—	—	53,643,973	53,643,973
11. Recent Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of June 30,2026, with no material impact on the Funds’ financial statements.
12. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could
111

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
112

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street SPDR FactSet Innovative Technology ETF, State Street SPDR Global Dow ETF, State Street SPDR MSCI USA StrategicFactorsSM ETF, State Street SPDR NYSE Technology ETF, State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF, State Street SPDR S&P Capital Markets ETF, State Street SPDR S&P Health Care Equipment ETF, State Street SPDR S&P Health Care Services ETF, State Street SPDR S&P Insurance ETF, State Street SPDR S&P Metals & Mining ETF, State Street SPDR S&P Oil & Gas Equipment & Services ETF, State Street SPDR S&P Pharmaceuticals ETF, State Street SPDR S&P Retail ETF, State Street SPDR S&P Semiconductor ETF, State Street SPDR S&P Software & Services ETF, State Street SPDR S&P Telecom ETF, State Street SPDR S&P Transportation ETF, State Street SPDR MSCI USA Gender Diversity ETF and State Street SPDR ICE Preferred Securities ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street SPDR FactSet Innovative Technology ETF (formerly SPDR FactSet Innovative Technology ETF), State Street SPDR Global Dow ETF (formerly SPDR Global Dow ETF), State Street SPDR MSCI USA StrategicFactorsSM ETF (formerly SPDR MSCI USA StrategicFactors ETF), State Street SPDR NYSE Technology ETF (formerly SPDR NYSE Technology ETF), State Street SPDR S&P 500 Fossil Fuel Reserves Free ETF (formerly SPDR S&P 500 Fossil Fuel Reserves Free ETF), State Street SPDR S&P Capital Markets ETF (formerly SPDR S&P Capital Markets ETF), State Street SPDR S&P Health Care Equipment ETF (formerly SPDR S&P Health Care Equipment ETF), State Street SPDR S&P Health Care Services ETF (formerly SPDR S&P Health Care Services ETF), State Street SPDR S&P Insurance ETF (formerly SPDR S&P Insurance ETF), State Street SPDR S&P Metals & Mining ETF (formerly SPDR S&P Metals & Mining ETF), State Street SPDR S&P Oil & Gas Equipment & Services ETF (formerly SPDR S&P Oil & Gas Equipment & Services ETF), State Street SPDR S&P Pharmaceuticals ETF (formerly SPDR S&P Pharmaceuticals ETF), State Street SPDR S&P Retail ETF (formerly SPDR S&P Retail ETF), State Street SPDR S&P Semiconductor ETF (formerly SPDR S&P Semiconductor ETF), State Street SPDR S&P Software & Services ETF (formerly SPDR S&P Software & Services ETF), State Street SPDR S&P Telecom ETF (formerly SPDR S&P Telecom ETF), State Street SPDR S&P Transportation ETF (formerly SPDR S&P Transportation ETF), State Street SPDR MSCI USA Gender Diversity ETF (formerly SPDR MSCI USA Gender Diversity ETF) and State Street SPDR ICE Preferred Securities ETF (formerly SPDR ICE Preferred Securities ETF) (collectively referred to as the “Funds”) (nineteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (nineteen of the funds constituting SPDR® Series Trust) at June 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
113

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
August 27, 2026
114

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Trust for its fiscal year ended June 30, 2026.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2026 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
115

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (each series of SST, a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.
116

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST and SIS, and exchange-traded funds with a similar strategy that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trusts. The Independent Trustees were advised by their independent counsel throughout the process.
117

Annual Financial Statements and Other Information
June 30, 2026
SPDR® Series Trust - Fixed Income Funds
State Street SPDR Bloomberg 1-10 Year TIPS ETF (formerly SPDR Bloomberg 1-10 Year TIPS ETF)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF (formerly SPDR Bloomberg 1-3 Month T-Bill ETF)
State Street SPDR Bloomberg 3-12 Month T-Bill ETF (formerly SPDR Bloomberg 3-12 Month T-Bill ETF)
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (formerly SPDR Bloomberg Emerging Markets USD Bond ETF)
State Street SPDR Bloomberg Investment Grade Floating Rate ETF (formerly SPDR Bloomberg Investment Grade Floating Rate ETF)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen ICE High Yield Municipal Bond ETF)
State Street SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen ICE Municipal Bond ETF)
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen ICE Short Term Municipal Bond ETF)
State Street SPDR Bloomberg Convertible Securities ETF (formerly SPDR Bloomberg Convertible Securities ETF)
State Street SPDR Bloomberg High Yield Bond ETF (formerly SPDR Bloomberg High Yield Bond ETF)
State Street SPDR Bloomberg Short Term High Yield Bond ETF (formerly SPDR Bloomberg Short Term High Yield Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

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STATE STREET SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$34,598,727	$34,367,619
2.50%, 1/15/2029	32,059,674	32,470,439
3.38%, 4/15/2032	18,919,252	20,376,256
3.63%, 4/15/2028	50,659,116	51,948,350
3.88%, 4/15/2029	57,141,969	60,019,156
U.S. Treasury Inflation-Indexed Notes:
0.13%, 1/15/2030	70,707,898	66,407,422
0.13%, 7/15/2030	76,947,262	71,905,113
0.13%, 1/15/2031	74,618,429	68,933,146
0.13%, 7/15/2031	76,288,193	70,056,997
0.13%, 1/15/2032	83,542,067	75,646,362
0.25%, 7/15/2029	73,398,661	70,018,308
0.38%, 7/15/2027	58,130,241	57,170,865
0.50%, 1/15/2028	68,975,891	67,227,245
0.63%, 7/15/2032	74,295,264	68,847,912
0.75%, 7/15/2028	69,961,079	68,419,749
0.88%, 1/15/2029	61,134,523	59,476,010
1.13%, 10/15/2030	76,336,072	74,138,428
1.13%, 1/15/2033	76,055,798	71,960,372
1.25%, 4/15/2028	52,738,037	51,891,344
1.25%, 4/15/2031	59,026,085	57,203,424
1.38%, 7/15/2033	68,951,231	66,163,554
1.63%, 10/15/2027	62,047,941	61,754,668
1.63%, 10/15/2029	64,464,960	64,031,836
1.63%, 4/15/2030	67,548,516	66,735,823
1.75%, 1/15/2034	72,148,406	70,516,611
1.88%, 7/15/2034	80,796,489	79,657,132
1.88%, 7/15/2035	84,294,565	82,457,208
1.88%, 1/15/2036 (a)	78,411,002	76,199,567
2.13%, 4/15/2029	59,995,209	60,179,179
2.13%, 1/15/2035	84,895,351	84,749,437
Security Description	Principal Amount	Value
2.38%, 10/15/2028	$59,655,823	$60,301,317
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,016,259,714)		1,971,230,849

	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	270,759	270,759
State Street Navigator Securities Lending Portfolio II (d) (e)	8,569,600	8,569,600
TOTAL SHORT-TERM INVESTMENTS (Cost $8,840,359)		8,840,359
TOTAL INVESTMENTS — 99.1% (Cost $2,025,100,073)		1,980,071,208
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		18,129,387
NET ASSETS — 100.0%		$1,998,200,595

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,971,230,849	$—	$1,971,230,849
Short-Term Investments	8,840,359	—	—	8,840,359
TOTAL INVESTMENTS	$8,840,359	$1,971,230,849	$—	$1,980,071,208
See accompanying notes to financial statements.
1

STATE STREET SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,106	$466,106	$198,434,701	$198,630,048	$—	$—	270,759	$270,759	$128,217
State Street Navigator Securities Lending Portfolio II	—	—	52,013,161	43,443,561	—	—	8,569,600	8,569,600	3,559
Total		$466,106	$250,447,862	$242,073,609	$—	$—		$8,840,359	$131,776

See accompanying notes to financial statements.
2

STATE STREET SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7% (a)
U.S. Treasury Bills:
3.50%, 8/20/2026	$3,120,750,000	$3,104,816,824
3.53%, 8/6/2026	5,602,681,000	5,582,427,308
3.53%, 8/27/2026 (b)	3,369,868,000	3,350,280,912
3.58%, 8/11/2026 (b)	2,807,279,000	2,795,652,458
3.61%, 8/4/2026	2,687,409,000	2,678,248,026
3.61%, 9/8/2026	1,307,502,000	1,298,300,638
3.62%, 9/1/2026 (b)	1,134,521,000	1,127,413,702
3.62%, 9/10/2026	3,256,928,000	3,233,514,759
3.62%, 9/15/2026	1,232,502,000	1,223,011,389
3.63%, 9/3/2026	4,219,141,000	4,191,725,950
3.63%, 9/17/2026	3,286,255,000	3,260,298,942
3.63%, 9/24/2026	3,256,490,000	3,228,376,168
3.64%, 8/18/2026 (b)	2,667,336,000	2,654,325,615
3.66%, 8/13/2026 (b)	3,219,195,000	3,205,163,817
3.66%, 8/25/2026 (b)	2,796,903,000	2,781,285,010
3.66%, 9/22/2026 (b)	1,258,175,000	1,247,665,137
3.72%, 9/29/2026 (b)	1,232,502,000	1,221,279,453
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,185,141,637)		46,183,786,108

Shares
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	207,134,051	207,134,051
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,391,452,450	$2,391,452,450
TOTAL SHORT-TERM INVESTMENTS (Cost $2,598,586,501)		2,598,586,501
TOTAL INVESTMENTS — 105.3% (Cost $48,783,728,138)		48,782,372,609
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(2,434,924,919)
NET ASSETS — 100.0%		$46,347,447,690

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$46,183,786,108	$—	$46,183,786,108
Short-Term Investments	2,598,586,501	—	—	2,598,586,501
TOTAL INVESTMENTS	$2,598,586,501	$46,183,786,108	$—	$48,782,372,609
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	316,855,140	$316,855,140	$3,725,749,987	$3,835,471,076	$—	$—	207,134,051	$207,134,051	$3,190,746
State Street Navigator Securities Lending Portfolio II	2,353,985,075	2,353,985,075	27,311,816,476	27,274,349,101	—	—	2,391,452,450	2,391,452,450	2,054,460
Total		$2,670,840,215	$31,037,566,463	$31,109,820,177	$—	$—		$2,598,586,501	$5,245,206
See accompanying notes to financial statements.
3

STATE STREET SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bills:
3.48%, 1/21/2027 (b)	$110,939,000	$108,624,057
3.48%, 2/18/2027	99,244,000	96,853,412
3.59%, 10/22/2026	164,255,000	162,324,892
3.61%, 10/8/2026	174,172,000	172,393,288
3.61%, 10/15/2026	174,172,000	172,276,967
3.61%, 11/5/2026	172,845,000	170,555,569
3.61%, 11/12/2026	172,845,000	170,428,839
3.62%, 11/19/2026	171,345,000	168,819,099
3.64%, 10/29/2026	270,013,000	266,629,983
3.65%, 11/27/2026 (b)	265,047,200	260,912,495
3.67%, 3/18/2027	104,363,000	101,531,244
3.71%, 10/1/2026	275,809,000	273,179,335
3.71%, 4/15/2027	111,274,000	107,920,422
3.73%, 12/24/2026	274,816,000	269,665,701
3.76%, 10/6/2026	155,801,000	154,248,359
3.78%, 10/13/2026	143,788,000	142,243,135
3.81%, 5/13/2027	113,608,000	109,851,356
3.83%, 10/20/2026	155,801,000	153,990,505
3.84%, 10/27/2026	155,801,000	153,874,087
3.87%, 12/3/2026	174,775,000	171,928,034
3.89%, 12/10/2026	174,775,000	171,787,111
3.89%, 12/17/2026	174,775,000	171,661,908
3.99%, 6/10/2027	112,866,000	108,747,898
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,842,538,848)		3,840,447,696

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	13,115,046	$13,115,046
State Street Navigator Securities Lending Portfolio II (e) (f)	298,647,920	298,647,920
TOTAL SHORT-TERM INVESTMENTS (Cost $311,762,966)		311,762,966
TOTAL INVESTMENTS — 107.7% (Cost $4,154,301,814)		4,152,210,662
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(296,081,595)
NET ASSETS — 100.0%		$3,856,129,067

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,840,447,696	$—	$3,840,447,696
Short-Term Investments	311,762,966	—	—	311,762,966
TOTAL INVESTMENTS	$311,762,966	$3,840,447,696	$—	$4,152,210,662
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,764,789	$84,764,789	$1,123,497,557	$1,195,147,300	$—	$—	13,115,046	$13,115,046	$589,935
State Street Navigator Securities Lending Portfolio II	623,100	623,100	10,656,343,830	10,358,319,010	—	—	298,647,920	298,647,920	698,969
Total		$85,387,889	$11,779,841,387	$11,553,466,310	$—	$—		$311,762,966	$1,288,904

See accompanying notes to financial statements.
4

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 10.9%
BAHRAIN — 0.2%
Bapco Energies Sukuk Ltd. Series EMTN, 6.25%, 1/29/2035	$600,000	$590,769
CHILE — 1.5%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	400,000	376,436
3.15%, 1/14/2030	450,000	422,199
5.53%, 1/30/2037 (a)	1,250,000	1,230,225
5.63%, 10/18/2043	250,000	237,275
5.95%, 1/8/2034	500,000	514,125
6.30%, 9/8/2053	1,100,000	1,123,309
6.78%, 1/13/2055	400,000	427,892
		4,331,461
CHINA — 1.1%
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	500,000	468,375
4.13%, 7/19/2027	500,000	498,094
5.13%, 3/14/2028	900,000	908,817
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	294,177
Sinopec Group Overseas Development 2018 Ltd.:
2.30%, 1/8/2031	413,000	378,961
2.70%, 5/13/2030	300,000	282,915
State Grid Overseas Investment BVI Ltd. 3.50%, 5/4/2027	350,000	347,595
		3,178,934
INDONESIA — 0.8%
Pertamina Persero PT:
4.18%, 1/21/2050	450,000	342,977
5.63%, 5/20/2043	500,000	465,615
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	650,000	645,885
5.45%, 2/3/2036	200,000	191,252
6.15%, 5/21/2048	700,000	666,176
		2,311,905
MALAYSIA — 1.5%
Petronas Capital Ltd.:
2.48%, 1/28/2032	400,000	356,280
3.40%, 4/28/2061	564,000	377,880
3.50%, 4/21/2030	550,000	529,171
4.50%, 3/18/2045	550,000	486,943
4.55%, 4/21/2050	600,000	523,608
4.95%, 1/3/2031	600,000	607,506
5.34%, 4/3/2035	400,000	409,584
5.85%, 4/3/2055	800,000	831,232
		4,122,204
Security Description	Principal Amount	Value
MEXICO — 1.4%
Comision Federal de Electricidad 6.05%, 1/28/2034	$250,000	$244,665
Petroleos Mexicanos:
5.95%, 1/28/2031	500,000	494,465
6.70%, 2/16/2032	661,000	667,035
6.75%, 9/21/2047	900,000	769,473
6.95%, 1/28/2060	750,000	630,862
8.75%, 6/2/2029	600,000	641,736
10.00%, 2/7/2033	550,000	647,449
		4,095,685
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	200,000	169,454
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	613,237
		782,691
PERU — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047	650,000	465,796
QATAR — 0.8%
QatarEnergy:
1.38%, 9/12/2026	200,000	198,940
2.25%, 7/12/2031	200,000	177,524
3.13%, 7/12/2041	1,500,000	1,133,832
3.30%, 7/12/2051	1,000,000	684,797
		2,195,093
SAUDI ARABIA — 1.3%
Gaci First Investment Co.:
4.75%, 2/14/2030	200,000	198,333
5.00%, 10/13/2027	600,000	601,531
5.00%, 1/29/2029	200,000	199,873
5.13%, 2/14/2053	300,000	258,390
Series EMTN, 5.25%, 1/29/2030	300,000	302,527
5.25%, 1/29/2034	100,000	99,826
5.63%, 7/29/2034	500,000	511,223
Series EMTN, 6.25%, 5/14/2056	250,000	250,290
SRC Sukuk Ltd.:
Series EMTN, 4.88%, 10/2/2035	350,000	341,612
5.38%, 2/27/2035	200,000	202,901
Suci Second Investment Co.:
Series EMTN, 5.13%, 1/28/2036	400,000	396,320
5.17%, 3/5/2031	200,000	200,860
6.00%, 10/25/2028	200,000	204,799
		3,768,485
SOUTH AFRICA — 0.2%
Eskom Holdings 6.35%, 8/10/2028	200,000	203,310
See accompanying notes to financial statements.
5

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Transnet 8.25%, 2/6/2028	$300,000	$311,492
		514,802
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047	250,000	224,133
Abu Dhabi Developmental Holding Co. PJSC:
4.38%, 10/2/2031	200,000	195,168
4.50%, 5/6/2030	200,000	197,909
5.25%, 10/2/2054	300,000	276,925
Adnoc Murban Rsc Ltd. 4.50%, 9/11/2034	250,000	240,732
Adnoc Murban Sukuk Ltd. 4.75%, 5/6/2035	500,000	494,337
DP World Crescent Ltd.:
4.85%, 9/26/2028	500,000	496,590
5.50%, 9/13/2033	400,000	400,712
DP World Ltd.:
5.63%, 9/25/2048	200,000	185,784
6.85%, 7/2/2037 (b)	300,000	323,370
MDGH GMTN RSC Ltd.:
2.88%, 11/7/2029	200,000	188,139
3.70%, 11/7/2049	200,000	146,259
Series GMTN, 3.95%, 5/21/2050	350,000	266,038
4.38%, 11/22/2033	300,000	286,995
5.50%, 4/28/2033	200,000	205,291
Mdgh Sukuk Ltd. Series EMTN, 4.96%, 4/4/2034	350,000	350,070
		4,478,452
TOTAL CORPORATE BONDS & NOTES (Cost $30,916,188)		30,836,277
FOREIGN GOVERNMENT OBLIGATIONS — 83.3%
ANGOLA — 1.2%
Angola Government International Bonds:
8.00%, 11/26/2029	200,000	203,556
8.75%, 4/14/2032	200,000	201,711
9.13%, 11/26/2049	350,000	328,436
9.24%, 1/15/2031	700,000	724,802
9.38%, 3/31/2033	800,000	818,316
9.38%, 5/8/2048	200,000	192,155
9.88%, 10/15/2035	200,000	208,474
9.88%, 3/31/2037	600,000	619,599
		3,297,049
ARGENTINA — 4.7%
Argentina Republic Government International Bonds:
0.75%, 7/9/2030 (c)	2,880,000	2,548,148
1.00%, 7/9/2029	840,000	765,783
3.50%, 7/9/2041 (c)	2,840,000	2,125,533
4.13%, 7/9/2035 (c)	5,600,000	4,482,123
Security Description	Principal Amount	Value
4.13%, 7/9/2046 (c)	$698,864	$534,570
5.00%, 1/9/2038 (c)	3,450,000	2,876,686
		13,332,843
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	250,000	232,928
BAHAMAS — 0.1%
Bahamas Government International Bonds 8.25%, 6/24/2036	250,000	280,417
BAHRAIN — 2.2%
Bahrain Government International Bonds:
4.25%, 1/25/2028	350,000	337,691
5.25%, 1/25/2033	600,000	546,686
5.45%, 9/16/2032	750,000	696,792
5.63%, 5/18/2034	600,000	546,505
6.00%, 9/19/2044	400,000	332,154
6.63%, 10/6/2037	400,000	377,319
7.00%, 10/12/2028	1,025,000	1,030,163
7.10%, 2/3/2038	200,000	194,332
7.13%, 6/10/2036	250,000	247,280
7.75%, 4/18/2035	200,000	207,093
CBB International Sukuk Programme Co. WLL:
6.00%, 2/12/2031	250,000	245,107
6.25%, 10/18/2030	350,000	349,446
6.25%, 7/7/2033	1,200,000	1,192,509
		6,303,077
BENIN — 0.1%
Benin Government International Bonds 7.96%, 2/13/2038	200,000	212,452
BOLIVIA — 0.1%
Bolivia Government International Bonds 9.45%, 5/14/2031	280,000	286,615
BRAZIL — 4.7%
Brazil Government International Bonds:
3.75%, 9/12/2031	350,000	322,881
3.88%, 6/12/2030	650,000	617,758
4.50%, 5/30/2029	837,000	829,645
4.63%, 1/13/2028	500,000	499,392
4.75%, 1/14/2050	1,213,000	898,022
5.00%, 1/27/2045	550,000	439,483
5.50%, 11/6/2030	600,000	604,111
5.50%, 2/4/2033	600,000	591,267
5.63%, 1/7/2041	650,000	598,017
5.63%, 2/21/2047	885,000	754,196
6.00%, 10/20/2033	800,000	804,730
6.13%, 1/22/2032	550,000	561,525
6.25%, 3/18/2031	400,000	413,487
6.25%, 5/22/2036	750,000	743,348
See accompanying notes to financial statements.
6

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.63%, 3/15/2035	$1,700,000	$1,746,587
7.13%, 1/20/2037	400,000	430,697
7.13%, 5/13/2054	700,000	703,512
7.25%, 1/12/2056	550,000	552,134
8.25%, 1/20/2034	1,100,000	1,242,953
		13,353,745
BULGARIA — 0.1%
Bulgaria Government International Bonds 5.00%, 3/5/2037	378,000	368,841
CHILE — 2.5%
Chile Government International Bonds:
2.45%, 1/31/2031	400,000	362,825
2.55%, 7/27/2033	600,000	515,245
3.10%, 1/22/2061	800,000	501,872
3.24%, 2/6/2028	298,000	292,290
3.50%, 1/31/2034	700,000	635,711
3.86%, 6/21/2047	955,000	753,660
4.34%, 3/7/2042	1,175,000	1,039,101
4.85%, 1/22/2029	200,000	201,520
4.95%, 1/5/2036	800,000	791,224
5.33%, 1/5/2054	925,000	892,056
5.65%, 1/13/2037	1,075,000	1,118,259
		7,103,763
CHINA — 1.2%
China Government International Bonds:
1.20%, 10/21/2030	400,000	358,045
1.25%, 10/26/2026	850,000	842,201
2.13%, 12/3/2029	750,000	709,888
3.63%, 11/13/2028	200,000	198,742
3.75%, 11/13/2030	1,250,000	1,241,171
		3,350,047
COLOMBIA — 2.8%
Colombia Government International Bonds:
3.00%, 1/30/2030	250,000	228,160
3.13%, 4/15/2031	500,000	443,205
3.25%, 4/22/2032	512,000	443,689
4.50%, 3/15/2029	300,000	292,341
5.00%, 6/15/2045	250,000	200,093
5.38%, 1/21/2029	195,000	194,808
5.63%, 2/26/2044	750,000	645,819
6.13%, 1/21/2031	500,000	505,689
6.13%, 1/18/2041	700,000	654,840
6.50%, 1/21/2033	500,000	507,310
7.38%, 4/25/2030	400,000	421,941
7.38%, 9/18/2037	700,000	741,733
7.50%, 2/2/2034	956,000	1,021,061
7.75%, 11/7/2036	750,000	817,711
8.00%, 4/20/2033	750,000	822,253
		7,940,653
Security Description	Principal Amount	Value
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
6.13%, 2/19/2031	$200,000	$205,964
6.55%, 4/3/2034	650,000	692,515
7.00%, 4/4/2044	400,000	435,522
7.16%, 3/12/2045	200,000	220,593
7.30%, 11/13/2054 (b)	500,000	563,787
		2,118,381
DOMINICAN REPUBLIC — 2.9%
Dominican Republic International Bonds:
4.88%, 9/23/2032	1,200,000	1,140,237
5.50%, 2/22/2029	220,000	220,247
5.75%, 3/17/2034	150,000	147,966
5.88%, 10/28/2035	800,000	790,564
5.88%, 1/30/2060	600,000	529,867
6.00%, 7/19/2028	400,000	405,237
6.00%, 2/22/2033	375,000	378,089
6.15%, 5/17/2038	500,000	496,920
6.40%, 6/5/2049	700,000	684,832
6.50%, 2/15/2048	550,000	544,536
6.85%, 1/27/2045	250,000	256,263
6.95%, 3/15/2037	500,000	530,377
7.05%, 2/3/2031	1,025,000	1,079,793
7.15%, 2/24/2055	315,000	334,621
7.45%, 4/30/2044	548,000	594,683
		8,134,232
ECUADOR — 1.4%
Ecuador Government International Bonds:
5.00%, 7/31/2040 (c)	250,000	209,193
6.90%, 7/31/2035 (c)	1,740,141	1,596,579
8.75%, 1/29/2034	1,100,000	1,109,350
9.25%, 1/29/2039	880,000	903,320
		3,818,442
EGYPT — 2.3%
Egypt Government International Bonds:
5.88%, 2/16/2031	325,000	316,717
7.05%, 1/15/2032	1,000,000	1,001,525
7.30%, 9/30/2033	775,000	773,302
7.50%, 2/16/2061	400,000	345,694
7.60%, 3/1/2029	420,000	431,656
7.63%, 5/29/2032	400,000	409,175
7.63%, 5/20/2034	700,000	706,775
7.90%, 2/21/2048	650,000	596,119
8.50%, 1/31/2047	750,000	734,399
8.63%, 2/4/2030	450,000	480,615
8.88%, 5/29/2050	300,000	299,503
9.45%, 2/4/2033	300,000	332,579
		6,428,059
See accompanying notes to financial statements.
7

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
EL SALVADOR — 0.2%
El Salvador Government International Bonds:
9.25%, 4/17/2030	$150,000	$161,221
9.65%, 11/21/2054	350,000	400,472
		561,693
GHANA — 0.7%
Ghana Government International Bonds:
1.50%, 1/3/2037	550,000	326,059
5.00%, 7/3/2029 (c)	831,250	819,609
5.00%, 7/3/2035 (c)	850,000	788,680
		1,934,348
GUATEMALA — 0.2%
Guatemala Government Bonds:
6.13%, 6/1/2050	407,000	407,005
6.60%, 6/13/2036	200,000	213,097
		620,102
HUNGARY — 2.3%
Hungary Government International Bonds:
5.25%, 6/16/2029	400,000	404,885
5.38%, 9/26/2030	700,000	710,392
5.50%, 3/26/2036	450,000	452,203
6.00%, 9/26/2035	900,000	937,501
6.13%, 5/22/2028	725,000	742,702
6.25%, 9/22/2032	950,000	1,004,587
6.75%, 9/25/2052	400,000	436,247
6.75%, 9/23/2055	200,000	218,278
7.63%, 3/29/2041	1,124,000	1,331,369
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	300,000	308,806
		6,546,970
INDIA — 0.5%
Export-Import Bank of India:
2.25%, 1/13/2031	463,000	412,409
3.25%, 1/15/2030	200,000	189,414
3.88%, 2/1/2028	250,000	246,317
5.50%, 1/13/2035	500,000	507,152
		1,355,292
INDONESIA — 3.9%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	186,808
3.05%, 3/12/2051	350,000	223,713
3.85%, 10/15/2030	1,050,000	1,011,401
4.30%, 4/16/2031	200,000	195,384
4.35%, 2/21/2031	200,000	195,772
4.45%, 4/15/2070	500,000	389,616
4.55%, 1/11/2028	700,000	701,522
4.75%, 2/11/2029	100,000	100,492
4.75%, 9/10/2034	600,000	579,846
Security Description	Principal Amount	Value
4.85%, 1/11/2033	$200,000	$196,966
4.90%, 4/16/2036	1,200,000	1,157,922
5.25%, 1/17/2042	300,000	290,691
5.60%, 1/15/2035	400,000	407,033
5.65%, 1/11/2053	300,000	294,371
5.95%, 1/8/2046	1,450,000	1,475,840
6.63%, 2/17/2037	400,000	434,640
6.75%, 1/15/2044	300,000	332,538
7.75%, 1/17/2038	300,000	354,635
Perusahaan Penerbit SBSN Indonesia III:
4.45%, 2/20/2029	400,000	399,506
4.55%, 7/23/2030	650,000	643,419
4.70%, 6/6/2032	200,000	197,883
5.00%, 5/25/2030	200,000	201,384
5.25%, 11/25/2034	200,000	199,143
5.40%, 11/15/2028	500,000	510,040
5.60%, 11/15/2033	300,000	306,560
		10,987,125
IVORY COAST — 0.7%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	200,000	198,824
6.75%, 2/25/2041	200,000	193,915
7.63%, 1/30/2033	300,000	320,557
8.08%, 4/1/2036	850,000	930,526
8.25%, 1/30/2037	350,000	387,697
		2,031,519
JAMAICA — 0.4%
Jamaica Government International Bonds:
7.88%, 7/28/2045	600,000	723,522
8.00%, 3/15/2039	300,000	360,897
		1,084,419
JORDAN — 0.3%
Jordan Government International Bonds:
5.75%, 11/12/2032	200,000	197,382
7.38%, 10/10/2047	300,000	298,723
7.50%, 1/13/2029	370,000	386,694
		882,799
KAZAKHSTAN — 0.7%
Kazakhstan Government International Bonds:
4.41%, 10/28/2030	250,000	245,799
4.71%, 4/9/2035	500,000	490,386
4.88%, 10/14/2044	300,000	274,147
5.00%, 7/1/2032	450,000	450,994
5.50%, 7/1/2037	200,000	204,580
6.50%, 7/21/2045	365,000	396,270
		2,062,176
See accompanying notes to financial statements.
8

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
KENYA — 0.6%
Republic of Kenya Government International Bonds:
7.88%, 10/9/2033	$200,000	$201,355
7.88%, 2/26/2034	200,000	198,801
8.25%, 2/28/2048	250,000	240,481
8.70%, 2/26/2039	400,000	395,855
9.50%, 3/5/2036	510,000	542,479
9.75%, 2/16/2031	200,000	217,599
		1,796,570
KUWAIT — 1.1%
Kuwait International Government Bonds:
4.02%, 10/9/2028	800,000	789,037
4.14%, 10/9/2030	900,000	882,860
4.65%, 10/9/2035	1,450,000	1,415,835
		3,087,732
LEBANON — 0.1%
Lebanon Government International Bonds:
Series GMTN, 6.60%, 11/27/2026 (d) (e)	50,000	12,473
Series GMTN, 6.65%, 2/26/2030 (d) (e)	350,000	88,197
6.75%, 11/29/2027 (d) (e)	100,000	24,962
6.85%, 3/23/2027 (d) (e)	225,000	55,811
Series EMTN, 6.85%, 5/25/2029 (d) (e)	250,000	62,850
7.00%, 3/23/2032 (d) (e)	250,000	63,310
		307,603
MEXICO — 3.2%
Eagle Funding Luxco SARL 5.50%, 8/17/2030	850,000	852,262
Mexico Government International Bonds:
3.25%, 4/16/2030	350,000	327,058
3.50%, 2/12/2034	200,000	170,622
3.75%, 4/19/2071	350,000	201,075
3.77%, 5/24/2061	250,000	150,242
4.40%, 2/12/2052	292,000	209,177
4.60%, 1/23/2046	400,000	309,601
4.75%, 3/22/2031	300,000	293,183
4.75%, 4/27/2032	650,000	624,215
Series MTN, 4.75%, 3/8/2044	1,250,000	1,006,651
5.00%, 4/27/2051	200,000	157,805
5.40%, 2/9/2028	200,000	202,961
Series GMTN, 5.75%, 10/12/2110	350,000	285,252
6.00%, 5/13/2030	200,000	205,691
6.00%, 5/7/2036	650,000	649,224
6.13%, 2/9/2038	900,000	883,633
6.25%, 8/27/2037	315,000	315,047
6.35%, 2/9/2035	800,000	818,224
6.88%, 5/13/2037	700,000	735,071
Security Description	Principal Amount	Value
7.38%, 5/13/2055	$700,000	$743,825
		9,140,819
MOROCCO — 0.4%
Morocco Government International Bonds:
4.00%, 12/15/2050	428,000	308,120
5.95%, 3/8/2028	575,000	584,263
6.50%, 9/8/2033	300,000	319,423
		1,211,806
NIGERIA — 1.8%
Nigeria Government International Bonds:
6.13%, 9/28/2028	300,000	299,706
7.14%, 2/23/2030	700,000	711,653
7.38%, 9/28/2033	550,000	554,290
7.63%, 11/28/2047	600,000	588,314
7.70%, 2/23/2038	300,000	306,133
8.25%, 9/28/2051	475,000	484,581
8.38%, 3/24/2029	700,000	736,801
8.63%, 1/13/2036	400,000	433,982
8.75%, 1/21/2031	400,000	427,891
10.38%, 12/9/2034	400,000	475,156
		5,018,507
OMAN — 1.8%
Oman Government International Bonds:
5.38%, 3/8/2027	200,000	200,768
5.63%, 1/17/2028	750,000	758,056
6.00%, 8/1/2029	746,000	769,179
6.25%, 1/25/2031	650,000	684,846
6.50%, 3/8/2047	500,000	533,248
6.75%, 1/17/2048	710,000	778,755
7.00%, 1/25/2051	325,000	370,325
7.38%, 10/28/2032	520,000	588,532
Oman Sovereign Sukuk Co. 4.53%, 4/17/2033	400,000	394,032
		5,077,741
PAKISTAN — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. 7.95%, 1/31/2029	200,000	205,436
Pakistan Government International Bonds:
6.88%, 12/5/2027	650,000	654,994
7.38%, 4/8/2031	200,000	201,289
		1,061,719
PANAMA — 2.6%
Panama Government International Bonds:
2.25%, 9/29/2032	525,000	440,600
3.16%, 1/23/2030	600,000	564,952
3.30%, 1/19/2033	250,000	221,825
3.87%, 7/23/2060	500,000	343,986
See accompanying notes to financial statements.
9

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.88%, 3/17/2028	$200,000	$196,664
4.30%, 4/29/2053	285,000	219,505
4.50%, 5/15/2047	360,000	297,585
4.50%, 4/16/2050	296,000	237,217
4.50%, 4/1/2056	315,000	245,427
4.50%, 1/19/2063	375,000	287,744
6.40%, 2/14/2035	900,000	952,389
6.70%, 1/26/2036	1,100,000	1,185,330
6.85%, 3/28/2054	725,000	779,933
6.88%, 1/31/2036	550,000	600,029
7.88%, 3/1/2057	500,000	604,367
		7,177,553
PARAGUAY — 0.2%
Paraguay Government International Bonds:
4.95%, 4/28/2031	104,000	104,006
5.40%, 3/30/2050	350,000	322,628
6.65%, 3/4/2055	200,000	214,776
		641,410
PERU — 2.3%
Peru Government International Bonds:
1.86%, 12/1/2032	400,000	331,765
2.78%, 1/23/2031	450,000	414,244
2.78%, 12/1/2060	675,000	368,572
3.00%, 1/15/2034	1,300,000	1,127,083
3.23%, 7/28/2121	400,000	221,683
3.30%, 3/11/2041	450,000	348,539
3.55%, 3/10/2051	450,000	316,684
5.38%, 2/8/2035	255,000	257,259
5.50%, 3/30/2036	1,150,000	1,162,387
5.63%, 11/18/2050	750,000	730,853
5.88%, 8/8/2054	375,000	372,707
6.20%, 6/30/2055	320,000	330,284
8.75%, 11/21/2033	465,000	565,928
		6,547,988
PHILIPPINES — 3.7%
Philippines Government International Bonds:
2.46%, 5/5/2030	657,000	607,546
2.65%, 12/10/2045	950,000	609,922
2.95%, 5/5/2045	350,000	238,811
3.20%, 7/6/2046	750,000	523,770
3.70%, 3/1/2041	761,000	620,722
3.75%, 1/14/2029	641,000	631,308
3.95%, 1/20/2040	488,000	417,063
4.63%, 12/24/2031	300,000	297,855
4.75%, 3/5/2035	1,050,000	1,013,439
5.00%, 7/17/2033	400,000	398,798
5.00%, 1/27/2036	750,000	733,718
5.33%, 6/24/2036	300,000	300,408
5.50%, 2/4/2035	500,000	508,791
5.50%, 1/17/2048	300,000	288,023
Security Description	Principal Amount	Value
5.60%, 5/14/2049	$300,000	$291,188
5.90%, 2/4/2050	300,000	304,332
6.38%, 10/23/2034	676,000	728,456
7.75%, 1/14/2031	700,000	785,445
9.50%, 2/2/2030	400,000	464,072
ROP Sukuk Trust 5.05%, 6/6/2029	600,000	604,387
		10,368,054
POLAND — 3.4%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033	250,000	254,105
5.75%, 7/9/2034	500,000	519,733
6.25%, 10/31/2028	400,000	416,075
6.25%, 7/9/2054 (a)	1,000,000	1,027,220
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	300,000	301,720
4.63%, 4/14/2031	700,000	700,431
4.88%, 2/12/2030	710,000	717,433
4.88%, 10/4/2033	1,100,000	1,094,835
5.13%, 9/18/2034	400,000	402,062
5.38%, 2/12/2035	575,000	586,195
5.38%, 4/14/2036	750,000	757,280
5.50%, 11/16/2027	200,000	202,769
5.50%, 4/4/2053	750,000	710,001
5.50%, 3/18/2054	725,000	686,021
5.75%, 11/16/2032	700,000	733,430
6.13%, 4/14/2056	465,000	472,317
		9,581,627
QATAR — 3.9%
Global Sukuk Ventures 4.25%, 11/10/2035	1,000,000	972,353
Qatar Government International Bonds:
3.63%, 11/10/2028	400,000	392,016
3.75%, 4/16/2030	850,000	826,551
4.00%, 3/14/2029	1,000,000	987,704
4.40%, 4/16/2050	1,250,000	1,075,865
4.50%, 2/27/2028	200,000	200,251
4.50%, 4/23/2028	850,000	849,638
4.63%, 5/29/2029	300,000	301,604
4.63%, 6/2/2046	700,000	630,199
4.75%, 5/29/2034	900,000	909,103
4.82%, 3/14/2049	1,500,000	1,376,848
4.88%, 2/27/2035	1,100,000	1,113,023
5.10%, 4/23/2048	1,550,000	1,482,803
		11,117,958
ROMANIA — 2.5%
Romania Government International Bonds:
3.00%, 2/14/2031	400,000	357,575
3.63%, 3/27/2032	138,000	123,713
4.00%, 2/14/2051	600,000	404,481
5.13%, 6/15/2048	800,000	651,745
See accompanying notes to financial statements.
10

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.25%, 11/25/2027	$100,000	$100,240
5.75%, 9/16/2030	620,000	622,419
5.75%, 3/24/2035	578,000	560,305
5.75%, 7/4/2036	500,000	478,830
5.88%, 1/30/2029	624,000	629,239
6.00%, 5/25/2034	400,000	397,083
6.38%, 1/30/2034	600,000	607,519
6.63%, 2/17/2028	520,000	530,907
6.63%, 5/16/2036	300,000	306,608
7.13%, 1/17/2033	600,000	636,906
7.50%, 2/10/2037	450,000	486,343
7.63%, 1/17/2053	250,000	274,223
		7,168,136
SAUDI ARABIA — 3.4%
KSA Ijarah Sukuk Ltd.:
4.25%, 9/9/2030	200,000	195,949
4.88%, 9/9/2035	200,000	196,743
KSA Sukuk Ltd.:
5.25%, 6/4/2027	200,000	201,159
5.25%, 6/4/2030	250,000	253,632
Saudi Government International Bonds:
3.25%, 10/22/2030	200,000	188,120
3.45%, 2/2/2061	300,000	190,465
3.63%, 3/4/2028	550,000	540,478
3.75%, 1/21/2055	200,000	139,588
4.38%, 1/12/2031	250,000	245,511
4.50%, 4/17/2030	200,000	197,908
4.50%, 10/26/2046	664,000	552,553
4.50%, 4/22/2060	225,000	177,226
4.63%, 10/4/2047	200,000	168,082
4.75%, 1/18/2028	550,000	550,115
4.75%, 1/16/2030	400,000	398,811
4.88%, 7/18/2033	425,000	422,336
4.88%, 1/12/2036	400,000	393,165
5.00%, 1/16/2034	900,000	899,812
5.00%, 4/17/2049	300,000	264,117
5.00%, 1/18/2053	200,000	172,498
5.13%, 1/13/2028	425,000	427,830
5.38%, 1/13/2031	700,000	713,585
5.50%, 10/25/2032	625,000	642,929
5.63%, 1/13/2035	400,000	414,400
5.75%, 1/16/2054	800,000	771,698
5.88%, 1/12/2056	200,000	194,670
		9,513,380
SENEGAL — 0.2%
Senegal Government International Bonds:
6.25%, 5/23/2033	400,000	212,026
6.75%, 3/13/2048	200,000	103,644
7.75%, 6/10/2031	300,000	160,794
		476,464
Security Description	Principal Amount	Value
SERBIA — 0.5%
Serbia International Bonds:
5.50%, 5/6/2036	$200,000	$195,841
6.00%, 6/12/2034	300,000	307,452
6.50%, 9/26/2033	950,000	1,003,449
		1,506,742
SOUTH AFRICA — 2.3%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	800,000	791,032
4.85%, 9/30/2029	575,000	569,980
5.00%, 10/12/2046	450,000	351,482
5.38%, 7/24/2044	750,000	636,076
5.65%, 9/27/2047	500,000	423,920
5.75%, 9/30/2049	500,000	423,920
5.88%, 6/22/2030	550,000	563,211
5.88%, 4/20/2032	200,000	204,471
6.13%, 12/11/2037	800,000	786,792
6.30%, 6/22/2048	350,000	320,604
7.10%, 11/19/2036	400,000	429,902
7.25%, 12/11/2055	200,000	199,537
7.30%, 4/20/2052	300,000	302,932
7.95%, 11/19/2054	400,000	432,282
		6,436,141
SRI LANKA — 0.6%
Sri Lanka Government International Bonds:
3.10%, 1/15/2030 (c)	273,795	279,063
3.35%, 3/15/2033 (c)	572,815	550,504
3.60%, 6/15/2035 (c)	421,140	351,181
3.60%, 2/15/2038 (c)	466,774	471,343
4.00%, 4/15/2028 (b)	48,563	46,898
		1,698,989
SURINAME — 0.2%
Suriname Government International Bonds 8.50%, 11/6/2035	450,000	490,306
TRINIDAD AND TOBAGO — 0.1%
Trinidad & Tobago Government International Bonds 6.50%, 1/28/2036	200,000	205,285
TURKEY — 4.7%
Hazine Mustesarligi Varlik Kiralama AS:
6.50%, 4/26/2030	500,000	502,930
6.70%, 7/2/2032 (f)	300,000	300,055
8.51%, 1/14/2029	850,000	899,118
Turkiye Government International Bonds:
4.88%, 4/16/2043	600,000	455,445
5.13%, 2/17/2028	200,000	198,181
5.75%, 5/11/2047	300,000	243,349
See accompanying notes to financial statements.
11

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.95%, 1/15/2031	$450,000	$442,847
6.00%, 1/14/2041	400,000	352,702
6.13%, 10/24/2028	500,000	504,237
6.30%, 3/14/2033	450,000	439,319
6.38%, 5/22/2031	420,000	418,980
6.50%, 9/20/2033	550,000	541,035
6.50%, 1/3/2035	540,000	527,183
6.63%, 2/17/2045	825,000	751,281
6.80%, 11/4/2036	300,000	296,163
6.88%, 1/14/2038	750,000	736,303
6.95%, 9/16/2035	400,000	400,920
7.13%, 2/12/2032	500,000	512,262
7.13%, 7/17/2032	350,000	358,787
7.25%, 5/29/2032	600,000	616,902
7.63%, 4/26/2029	325,000	338,776
7.63%, 5/15/2034	400,000	419,905
8.00%, 2/14/2034	100,000	107,815
8.60%, 9/24/2027	450,000	466,768
9.13%, 7/13/2030	850,000	933,774
9.38%, 3/14/2029	550,000	596,255
9.38%, 1/19/2033	500,000	568,846
9.88%, 1/15/2028	350,000	371,330
		13,301,468
UKRAINE — 1.3%
Ukraine Government International Bonds:
3.00%, 2/1/2034 (c)	250,000	140,835
3.00%, 2/1/2035 (c)	875,000	525,160
4.00%, 2/1/2032 (c)	1,000,000	826,778
4.50%, 2/1/2029 (c)	240,000	202,117
4.50%, 2/1/2034 (c)	1,100,000	771,279
4.50%, 2/1/2035 (c)	950,000	656,687
4.50%, 2/1/2036 (c)	700,000	479,487
		3,602,343
UNITED ARAB EMIRATES — 3.1%
Abu Dhabi Government International Bonds:
1.70%, 3/2/2031	200,000	175,715
1.88%, 9/15/2031	200,000	174,498
2.50%, 9/30/2029	500,000	468,804
3.13%, 10/11/2027	300,000	295,056
3.13%, 4/16/2030	650,000	617,279
3.63%, 10/2/2028	400,000	392,480
3.88%, 4/16/2050	1,250,000	962,965
4.25%, 10/2/2035	200,000	191,977
4.25%, 3/5/2036	400,000	382,920
4.88%, 4/30/2029	400,000	402,826
5.00%, 4/30/2034	1,000,000	1,016,180
5.50%, 4/30/2054	550,000	539,480
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	350,000	250,586
Security Description	Principal Amount	Value
Finance Department Government of Sharjah:
6.13%, 3/6/2036	$200,000	$202,399
6.50%, 11/23/2032	400,000	415,253
Sharjah Sukuk Program Ltd.:
Series EMTN, 4.23%, 3/14/2028	200,000	197,197
5.43%, 4/17/2035	500,000	503,750
UAE International Government Bonds:
2.00%, 10/19/2031	250,000	221,127
4.05%, 7/7/2032	600,000	584,513
4.86%, 7/2/2034	300,000	303,604
4.95%, 7/7/2052	550,000	507,346
		8,805,955
UNITED STATES — 0.1%
Kazakhstan Government International Bonds 5.50%, 7/1/2037	200,000	204,580
URUGUAY — 1.6%
Oriental Republic of Uruguay 5.25%, 9/10/2060	174,378	161,851
Uruguay Government International Bonds:
4.38%, 10/27/2027	53,333	53,304
4.38%, 1/23/2031	800,000	802,536
4.98%, 4/20/2055	800,000	725,472
5.10%, 6/18/2050	1,120,000	1,047,282
5.44%, 2/14/2037	690,000	708,042
5.75%, 10/28/2034	390,000	407,550
7.63%, 3/21/2036	480,000	566,507
		4,472,544
ZAMBIA — 0.1%
Zambia Government International Bonds 5.75%, 6/30/2033 (c)	214,824	211,742
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $232,690,868)		234,859,149

Shares
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (g) (h)	262,031	262,031
See accompanying notes to financial statements.
12

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	323,460	$323,460
TOTAL SHORT-TERM INVESTMENTS (Cost $585,491)		585,491
TOTAL INVESTMENTS — 94.4% (Cost $264,192,547)		266,280,917
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.6%		15,729,460
NET ASSETS — 100.0%		$282,010,377

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.6% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2026.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures (short)	(18)	09/21/2026	$(1,983,422)	$(1,978,045)	$5,377
During the year ended June 30, 2026, the average notional value related to long futures contracts was $138,389 and short futures contracts was $1,126,035.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$30,836,277	$—	$30,836,277
Foreign Government Obligations	—	234,859,149	—	234,859,149
Short-Term Investments	585,491	—	—	585,491
TOTAL INVESTMENTS	$585,491	$265,695,426	$—	$266,280,917
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$5,377	$—	$—	$5,377
TOTAL OTHER FINANCIAL INSTRUMENTS:	$5,377	$—	$—	$5,377
See accompanying notes to financial statements.
13

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,218,049	$1,218,049	$29,032,200	$29,988,218	$—	$—	262,031	$262,031	$27,287
State Street Navigator Securities Lending Portfolio II	8,954,044	8,954,044	38,070,440	46,701,024	—	—	323,460	323,460	20,883
Total		$10,172,093	$67,102,640	$76,689,242	$—	$—		$585,491	$48,170
See accompanying notes to financial statements.
14

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 75.9%
AEROSPACE & DEFENSE — 0.2%
Honeywell Aerospace, Inc. SOFR + 0.63%, 4.27%, 3/16/2029 (a) (b)	$4,400,000	$4,402,596
AGRICULTURE — 0.3%
Cargill, Inc. SOFR + 0.61%, 4.24%, 2/11/2028 (a) (b)	2,706,000	2,710,736
Philip Morris International, Inc.:
SOFR + 0.66%, 4.29%, 10/27/2028 (b)	3,311,000	3,316,264
SOFR + 0.83%, 4.46%, 4/28/2028 (b)	3,259,000	3,278,945
		9,305,945
AUTO MANUFACTURERS — 7.4%
American Honda Finance Corp.:
Series MTN, SOFR + 0.62%, 4.26%, 12/11/2026 (b)	6,504,000	6,506,276
Series A, SOFR + 0.65%, 4.28%, 11/19/2027 (b)	6,500,000	6,490,250
Series GMTN, SOFR + 0.71%, 4.34%, 7/9/2027 (b)	2,487,000	2,489,014
Series GMTN, SOFR + 0.72%, 4.35%, 10/5/2026 (b)	2,676,000	2,677,900
Series GMTN, SOFR + 0.72%, 4.35%, 10/22/2027 (b)	3,460,000	3,460,104
Series GMTN, SOFR + 0.73%, 4.36%, 8/13/2027 (b)	5,545,000	5,546,220
Series MTN, SOFR + 0.75%, 4.38%, 1/15/2027 (b)	4,100,000	4,102,706
SOFR + 0.77%, 4.41%, 3/12/2027 (b)	4,439,000	4,443,661
SOFR + 0.78%, 4.41%, 1/8/2029 (b)	2,200,000	2,198,724
SOFR + 0.82%, 4.46%, 3/3/2028 (b)	5,135,000	5,137,362
SOFR + 0.87%, 4.50%, 7/9/2027 (b)	6,168,000	6,183,235
SOFR + 0.90%, 4.54%, 9/1/2028 (b)	3,100,000	3,105,921
Series A, SOFR + 0.93%, 4.56%, 4/10/2028 (b)	6,100,000	6,108,662
BMW U.S. Capital LLC:
SOFR + 0.71%, 4.34%, 8/11/2027 (a) (b)	5,187,000	5,197,581
SOFR + 0.78%, 4.42%, 3/19/2027 (a) (b)	5,660,000	5,673,867
SOFR + 0.79%, 4.43%, 3/17/2028 (a) (b)	4,550,000	4,567,881
Security Description	Principal Amount	Value
SOFR + 0.80%, 4.43%, 8/13/2026 (a) (b)	$5,370,000	$5,373,437
SOFR + 0.92%, 4.55%, 8/13/2027 (a) (b)	5,152,000	5,176,060
SOFR + 0.92%, 4.56%, 3/21/2028 (a) (b)	6,160,000	6,197,761
Daimler Truck Finance North America LLC:
SOFR + 0.84%, 4.47%, 1/13/2028 (a) (b)	1,625,000	1,628,429
SOFR + 0.96%, 4.60%, 9/25/2027 (a) (b)	4,410,000	4,426,758
Ford Motor Credit Co. LLC:
SOFR + 1.45%, 5.08%, 11/5/2026 (b)	2,299,000	2,302,426
SOFR + 2.03%, 5.67%, 3/20/2028 (b)	4,000,000	4,048,080
General Motors Financial Co., Inc.:
SOFR + 1.04%, 4.68%, 2/26/2027 (b)	2,416,000	2,421,001
SOFR + 1.05%, 4.68%, 7/15/2027 (b)	4,409,000	4,418,479
SOFR + 1.17%, 4.80%, 4/4/2028 (b)	2,703,000	2,716,569
SOFR + 1.29%, 4.92%, 1/7/2030 (b)	2,137,000	2,151,403
SOFR + 1.35%, 4.98%, 5/8/2027 (b)	3,676,000	3,694,674
Hyundai Capital America:
SOFR + 0.89%, 4.52%, 1/8/2029 (a) (b)	3,125,000	3,123,844
SOFR + 0.92%, 4.55%, 1/7/2028 (a) (b)	3,880,000	3,889,390
SOFR + 0.99%, 4.63%, 3/25/2027 (a) (b)	4,775,000	4,787,654
SOFR + 1.03%, 4.67%, 9/24/2027 (a) (b)	4,050,000	4,065,673
SOFR + 1.04%, 4.68%, 3/19/2027 (a) (b)	3,417,000	3,426,431
SOFR + 1.04%, 4.68%, 6/24/2027 (a) (b)	6,650,000	6,674,272
SOFR + 1.07%, 4.70%, 1/8/2031 (a) (b)	4,535,000	4,542,755
SOFR + 1.07%, 4.71%, 9/18/2028 (a) (b)	3,275,000	3,290,524
SOFR + 1.12%, 4.76%, 6/23/2027 (a) (b)	3,000,000	3,013,560
SOFR + 1.30%, 4.94%, 9/18/2030 (a) (b)	3,620,000	3,658,082
SOFR + 1.35%, 4.99%, 3/27/2030 (a) (b)	3,915,000	3,962,411
SOFR + 1.50%, 5.13%, 1/8/2027 (a) (b)	2,393,001	2,403,339
See accompanying notes to financial statements.
15

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Mercedes-Benz Finance North America LLC:
SOFR + 0.71%, 4.35%, 3/10/2028 (a) (b)	$2,080,000	$2,082,059
SOFR + 0.78%, 4.42%, 4/1/2027 (a) (b)	5,465,000	5,480,138
SOFR + 0.85%, 4.48%, 11/15/2027 (a) (b)	4,300,000	4,318,060
SOFR + 0.93%, 4.57%, 3/31/2028 (a) (b)	5,125,000	5,147,704
Toyota Motor Credit Corp.:
Series B, SOFR + 0.45%, 4.08%, 1/12/2028 (b)	7,200,000	7,199,712
SOFR + 0.47%, 4.10%, 1/8/2027 (b)	4,020,000	4,022,251
Series B, SOFR + 0.48%, 4.11%, 5/12/2028 (b)	7,200,000	7,201,152
Series B, SOFR + 0.65%, 4.29%, 3/13/2029 (b)	3,625,000	3,628,625
Series MTN, SOFR + 0.65%, 4.29%, 3/19/2027 (b)	3,991,000	3,998,024
SOFR + 0.71%, 4.34%, 5/14/2027 (b)	5,075,000	5,091,646
SOFR + 0.72%, 4.36%, 9/5/2028 (b)	3,825,000	3,843,781
SOFR + 0.77%, 4.40%, 8/7/2026 (b)	2,388,000	2,388,191
Volkswagen Group of America Finance LLC:
SOFR + 1.06%, 4.69%, 8/14/2026 (a) (b)	2,650,000	2,652,624
SOFR + 1.06%, 4.70%, 3/25/2027 (a) (b)	3,350,000	3,359,146
		225,695,489
AUTO PARTS & EQUIPMENT — 0.2%
LG Energy Solution Ltd.:
SOFR + 1.56%, 5.19%, 4/2/2031 (b)	2,550,000	2,571,139
SOFR + 1.70%, 5.33%, 4/2/2030 (a) (b)	3,000,000	3,043,170
SOFR + 1.70%, 5.33%, 4/2/2030 (b)	500,000	507,193
		6,121,502
BANKS — 45.4%
ABN AMRO Bank NV:
SOFR + 0.75%, 4.42%, 7/7/2028 (a) (b)	6,450,000	6,476,896
SOFR + 1.00%, 4.64%, 12/3/2028 (a) (b)	4,760,000	4,777,041
SOFR + 1.78%, 5.42%, 9/18/2027 (a) (b)	4,815,000	4,829,156
ANZ New Zealand International Ltd.:
SOFR + 0.61%, 4.24%, 1/22/2029 (a) (b)	4,930,000	4,928,077
Security Description	Principal Amount	Value
SOFR + 0.75%, 4.38%, 1/22/2031 (a) (b) (c)	$3,925,000	$3,929,475
ASB Bank Ltd. SOFR + 0.90%, 4.53%, 10/29/2030 (a) (b)	3,000,000	3,019,860
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.47%, 4.11%, 12/16/2026 (a) (b)	2,883,000	2,884,614
SOFR + 0.59%, 4.23%, 12/8/2028 (a) (b)	8,200,000	8,218,286
SOFR + 0.62%, 4.26%, 6/18/2028 (a) (b)	9,050,000	9,079,412
SOFR + 0.65%, 4.29%, 9/30/2027 (a) (b)	4,100,000	4,112,177
SOFR + 0.68%, 4.31%, 7/16/2027 (a) (b) (c)	12,202,000	12,242,145
SOFR + 0.68%, 4.32%, 12/8/2030 (a) (b)	4,450,000	4,466,109
SOFR + 0.81%, 4.44%, 1/18/2027 (a) (b)	7,779,000	7,799,381
SOFR + 0.85%, 4.49%, 12/16/2029 (a) (b) (c)	6,200,000	6,259,458
Banco Bilbao Vizcaya Argentaria SA SOFR + 0.88%, 4.52%, 3/3/2029 (b)	4,400,000	4,409,724
Banco Santander SA:
SOFR + 0.99%, 4.62%, 4/15/2029 (b)	4,200,000	4,212,516
SOFR + 1.12%, 4.75%, 7/15/2028 (b)	5,250,000	5,276,565
SOFR + 1.12%, 4.75%, 11/6/2030 (b)	3,600,000	3,613,428
SOFR + 1.38%, 5.02%, 3/14/2028 (b)	3,525,000	3,542,343
Bank of America Corp.:
Series FRN, SOFR + 0.83%, 4.46%, 1/24/2029 (b) (c)	9,297,000	9,318,755
Series N, SOFR + 0.88%, 4.51%, 4/23/2030 (b)	6,485,000	6,488,632
SOFR + 0.97%, 4.60%, 7/22/2027 (b)	4,209,000	4,210,599
SOFR + 1.01%, 4.64%, 1/24/2031 (b)	3,131,000	3,143,023
Series MTN, SOFR + 1.05%, 4.68%, 2/4/2028 (b)	5,342,000	5,357,705
3 mo. USD Term SOFR + 1.02%, 4.69%, 9/15/2026 (b)	3,017,000	3,019,353
SOFR + 1.11%, 4.74%, 5/9/2029 (b) (c)	6,640,000	6,686,945
SOFR + 1.35%, 4.99%, 9/15/2027 (b)	6,195,000	6,208,257
Bank of Montreal:
Series MTN, SOFR + 0.62%, 4.25%, 1/13/2028 (b)	656,000	657,378
See accompanying notes to financial statements.
16

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.62%, 4.26%, 9/15/2026 (b)	$3,657,000	$3,659,706
SOFR + 0.75%, 4.39%, 9/22/2028 (b)	5,695,000	5,701,265
SOFR + 0.76%, 4.40%, 6/4/2027 (b) (c)	4,858,000	4,875,537
SOFR + 0.86%, 4.49%, 1/27/2029 (b)	4,254,000	4,262,508
SOFR + 0.88%, 4.52%, 9/10/2027 (b) (c)	6,700,000	6,705,494
SOFR + 1.16%, 4.80%, 12/11/2026 (b)	3,548,000	3,561,340
Bank of New York Mellon Corp.:
SOFR + 0.63%, 4.26%, 1/22/2030 (b)	2,575,000	2,574,794
SOFR + 0.68%, 4.32%, 6/9/2028 (b)	4,748,000	4,752,273
SOFR + 0.83%, 4.46%, 7/21/2028 (b)	2,701,000	2,708,563
Bank of New Zealand:
SOFR + 0.79%, 4.43%, 6/10/2031 (a) (b)	6,500,000	6,523,205
SOFR + 0.81%, 4.44%, 1/27/2027 (a) (b)	2,575,000	2,581,798
Bank of Nova Scotia:
SOFR + 0.73%, 4.36%, 2/2/2030 (b)	2,500,000	2,493,650
Series I, SOFR + 0.76%, 4.40%, 9/15/2028 (b)	8,360,000	8,376,720
Series GMTN, SOFR + 0.78%, 4.42%, 6/4/2027 (b)	3,495,000	3,508,700
SOFR + 0.89%, 4.52%, 2/14/2029 (b)	4,300,000	4,309,503
SOFR + 1.00%, 4.64%, 9/8/2028 (b) (c)	5,305,000	5,325,796
Series GMTN, SOFR + 1.08%, 4.71%, 8/1/2029 (b)	1,988,000	2,006,886
Banque Federative du Credit Mutuel SA:
SOFR + 0.99%, 4.62%, 10/16/2028 (a) (b) (c)	6,250,000	6,288,562
SOFR + 1.07%, 4.70%, 2/16/2028 (a) (b)	5,259,000	5,296,497
SOFR + 1.13%, 4.76%, 1/23/2027 (a) (b)	1,485,000	1,491,237
SOFR + 1.23%, 4.86%, 1/22/2030 (a) (b)	3,105,000	3,138,720
Barclays PLC:
SOFR + 0.93%, 4.56%, 5/24/2030 (b)	4,455,000	4,453,530
SOFR + 1.08%, 4.71%, 11/11/2029 (b)	3,825,000	3,849,327
SOFR + 1.49%, 5.13%, 3/12/2028 (b)	3,890,000	3,913,340
Security Description	Principal Amount	Value
SOFR + 1.88%, 5.52%, 9/13/2027 (b)	$2,275,000	$2,281,325
BNP Paribas SA SOFR + 1.43%, 5.06%, 5/9/2029 (a) (b)	3,432,000	3,465,908
BPCE SA SOFR + 1.98%, 5.61%, 10/19/2027 (a) (b)	2,985,000	2,997,776
Canadian Imperial Bank of Commerce:
SOFR + 0.72%, 4.35%, 1/13/2028 (b)	3,869,000	3,874,262
SOFR + 0.80%, 4.43%, 1/29/2030 (b)	4,550,000	4,544,950
SOFR + 0.80%, 4.44%, 9/8/2028 (b)	5,500,000	5,511,220
SOFR + 0.93%, 4.57%, 9/11/2027 (b)	4,220,000	4,224,600
SOFR + 0.94%, 4.58%, 6/28/2027 (b)	4,069,000	4,090,932
SOFR + 1.03%, 4.67%, 3/30/2029 (b)	4,658,000	4,683,246
SOFR + 1.22%, 4.86%, 10/2/2026 (b)	2,586,000	2,592,077
Citibank NA:
SOFR + 0.50%, 4.14%, 6/18/2028 (b)	4,000,000	4,000,560
SOFR + 0.60%, 4.23%, 6/18/2029 (b)	8,500,000	8,498,980
SOFR + 0.71%, 4.33%, 8/6/2026 (b)	7,885,000	7,884,211
SOFR + 0.71%, 4.34%, 11/19/2027 (b)	7,330,000	7,337,110
SOFR + 0.78%, 4.42%, 5/29/2027 (b)	8,750,000	8,776,687
SOFR + 1.06%, 4.70%, 12/4/2026 (b)	3,100,000	3,106,820
SOFR + 1.12%, 4.76%, 5/29/2030 (b) (c)	3,585,000	3,631,784
Citigroup, Inc.:
SOFR + 0.87%, 4.51%, 3/4/2029 (b)	7,967,000	7,985,005
SOFR + 1.14%, 4.77%, 5/7/2028 (b)	9,644,000	9,679,201
SOFR + 1.28%, 4.91%, 2/24/2028 (b)	6,073,000	6,099,296
SOFR + 1.46%, 5.09%, 5/7/2031 (b)	2,150,000	2,187,496
Commonwealth Bank of Australia:
SOFR + 0.46%, 4.10%, 11/27/2026 (a) (b) (c)	6,370,000	6,373,376
SOFR + 0.63%, 4.27%, 3/27/2029 (a) (b)	6,500,000	6,514,885
SOFR + 0.64%, 4.28%, 3/14/2028 (a) (b) (c)	12,071,000	12,118,922
See accompanying notes to financial statements.
17

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.78%, 4.42%, 10/1/2030 (a) (b)	$6,085,000	$6,129,786
SOFR + 0.81%, 4.45%, 3/14/2030 (a) (b) (c)	13,425,000	13,535,488
SOFR + 0.97%, 4.61%, 3/14/2027 (a) (b)	2,085,000	2,093,569
Cooperatieve Rabobank UA:
SOFR + 0.41%, 4.04%, 1/14/2028 (b)	6,418,000	6,420,310
SOFR + 0.41%, 4.05%, 6/9/2028 (b)	4,750,000	4,750,000
SOFR + 0.59%, 4.22%, 10/17/2028 (b)	6,833,000	6,848,169
SOFR + 0.59%, 4.23%, 5/27/2027 (b)	3,815,000	3,822,973
SOFR + 0.60%, 4.23%, 1/21/2028 (b)	4,850,000	4,864,647
SOFR + 0.62%, 4.26%, 8/28/2026 (b)	4,660,000	4,662,377
SOFR + 0.65%, 4.29%, 4/1/2029 (b)	3,750,000	3,761,438
SOFR + 0.70%, 4.33%, 1/14/2031 (b)	1,500,000	1,503,030
SOFR + 0.71%, 4.35%, 3/5/2027 (b)	6,630,000	6,648,299
SOFR + 0.89%, 4.52%, 10/17/2029 (b) (c)	2,473,000	2,495,356
SOFR + 0.90%, 4.53%, 10/5/2026 (b)	3,525,000	3,530,711
Credit Agricole SA:
SOFR + 0.87%, 4.51%, 3/11/2027 (a) (b) (c)	5,664,000	5,682,974
SOFR + 1.13%, 4.76%, 1/9/2029 (a) (b)	4,606,000	4,630,872
SOFR + 1.21%, 4.85%, 9/11/2028 (a) (b)	4,540,000	4,565,469
DBS Group Holdings Ltd.:
SOFR + 0.60%, 4.24%, 3/21/2028 (a) (b)	8,415,000	8,437,552
SOFR + 0.65%, 4.29%, 3/21/2030 (a) (b)	4,625,000	4,650,715
Deutsche Bank AG:
SOFR + 1.21%, 4.84%, 1/10/2029 (b)	5,750,000	5,777,427
SOFR + 1.22%, 4.85%, 11/16/2027 (b)	1,850,000	1,853,016
DNB Bank ASA SOFR + 1.06%, 4.68%, 11/5/2030 (a) (b)	3,150,000	3,178,067
Federation des Caisses Desjardins du Quebec SOFR + 0.63%, 4.26%, 1/27/2027 (a) (b) (c)	5,250,000	5,258,610
Fifth Third Bank NA SOFR + 0.81%, 4.44%, 1/28/2028 (b)	2,840,000	2,840,596
Security Description	Principal Amount	Value
Goldman Sachs Bank USA SOFR + 0.72%, 4.36%, 6/3/2029 (b)	$4,000,000	$4,011,760
Goldman Sachs Group, Inc.:
SOFR + 0.71%, 4.34%, 1/21/2029 (b)	6,000,000	6,000,660
SOFR + 0.82%, 4.46%, 9/10/2027 (b)	2,651,000	2,652,962
SOFR + 0.92%, 4.55%, 10/21/2027 (b)	3,786,000	3,790,467
SOFR + 0.92%, 4.55%, 10/21/2029 (b)	4,422,000	4,434,868
SOFR + 1.00%, 4.63%, 4/20/2030 (b) (c)	4,411,000	4,426,394
SOFR + 1.08%, 4.71%, 1/28/2031 (b)	4,108,000	4,124,021
SOFR + 1.12%, 4.75%, 2/24/2028 (b)	3,006,000	3,016,822
SOFR + 1.29%, 4.92%, 4/23/2028 (b)	4,478,000	4,502,763
SOFR + 1.85%, 5.49%, 3/15/2028 (b)	3,024,000	3,050,702
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 5.68%, 10/28/2027 (b)	9,125,000	9,169,439
HSBC Holdings PLC:
SOFR + 1.03%, 4.67%, 3/3/2029 (b) (c)	6,596,000	6,627,991
SOFR + 1.04%, 4.67%, 11/19/2028 (b) (c)	6,638,000	6,665,880
SOFR + 1.29%, 4.92%, 11/19/2030 (b) (c)	2,430,000	2,456,268
SOFR + 1.29%, 4.93%, 3/3/2031 (b)	4,350,000	4,396,241
SOFR + 1.57%, 5.20%, 8/14/2027 (b)	8,121,000	8,132,288
SOFR + 1.57%, 5.20%, 5/13/2031 (b)	13,446,000	13,733,610
HSBC USA, Inc.:
SOFR + 0.96%, 4.60%, 3/4/2027 (b)	4,380,000	4,395,680
SOFR + 0.97%, 4.61%, 6/3/2028 (b)	2,573,000	2,589,467
Huntington National Bank SOFR + 0.72%, 4.35%, 4/12/2028 (b)	5,153,000	5,153,412
ING Groep NV:
SOFR + 1.01%, 4.65%, 3/25/2029 (b)	6,750,000	6,782,062
SOFR + 1.56%, 5.20%, 9/11/2027 (b)	4,980,000	4,991,653
JPMorgan Chase & Co.:
SOFR + 0.77%, 4.40%, 9/22/2027 (b) (c)	5,305,000	5,309,562
Series FRN, SOFR + 0.80%, 4.43%, 1/24/2029 (b)	6,434,000	6,452,723
See accompanying notes to financial statements.
18

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.82%, 4.45%, 4/23/2030 (b) (c)	$4,940,000	$4,946,323
SOFR + 0.86%, 4.49%, 10/22/2028 (b) (c)	5,206,000	5,224,221
SOFR + 0.92%, 4.55%, 4/22/2028 (b)	7,859,000	7,885,485
SOFR + 0.93%, 4.56%, 7/22/2028 (b) (c)	7,517,000	7,547,068
SOFR + 1.18%, 4.81%, 2/24/2028 (b) (c)	7,211,000	7,240,637
SOFR + 1.20%, 4.83%, 1/23/2028 (b)	3,791,000	3,806,543
JPMorgan Chase Bank NA SOFR + 1.00%, 4.64%, 12/8/2026 (b)	6,799,000	6,815,997
KEB Hana Bank SOFR + 0.60%, 4.23%, 10/21/2028 (b)	2,500,000	2,507,025
Kookmin Bank SOFR + 0.48%, 4.11%, 5/7/2029 (b)	2,500,000	2,499,550
Lloyds Banking Group PLC:
SOFR + 0.77%, 4.40%, 2/10/2030 (b)	2,500,000	2,492,550
SOFR + 1.06%, 4.69%, 11/26/2028 (b) (c)	6,944,000	6,977,331
SOFR + 1.06%, 4.70%, 6/13/2029 (b)	6,545,000	6,586,364
SOFR + 1.56%, 5.19%, 8/7/2027 (b)	3,775,000	3,779,228
SOFR + 1.58%, 5.22%, 1/5/2028 (b)	3,015,000	3,031,130
Macquarie Bank Ltd.:
SOFR + 0.48%, 4.11%, 2/3/2028 (a) (b)	10,628,000	10,632,145
SOFR + 0.74%, 4.38%, 6/12/2028 (a) (b)	8,300,000	8,338,346
SOFR + 0.76%, 4.40%, 3/29/2029 (a) (b) (c)	5,500,000	5,518,535
SOFR + 0.92%, 4.56%, 7/2/2027 (a) (b)	7,135,000	7,171,103
SOFR + 1.20%, 4.84%, 12/7/2026 (a) (b)	2,807,000	2,816,937
Macquarie Group Ltd. SOFR + 0.92%, 4.56%, 9/23/2027 (a) (b)	3,678,000	3,681,715
Mitsubishi UFJ Financial Group, Inc. SOFR + 1.48%, 5.11%, 4/24/2031 (b)	4,148,000	4,227,849
Mizuho Bank Ltd.:
SOFR + 0.80%, 4.43%, 4/16/2029 (a) (b) (c)	4,200,000	4,224,570
SOFR + 1.05%, 4.68%, 4/16/2031 (a) (b) (c)	5,350,000	5,438,650
Mizuho Financial Group, Inc.:
SOFR + 0.85%, 4.49%, 7/13/2030 (b) (d)	4,000,000	3,998,600
Security Description	Principal Amount	Value
SOFR + 1.08%, 4.71%, 5/13/2031 (b)	$2,500,000	$2,512,000
Morgan Stanley:
SOFR + 0.80%, 4.43%, 1/9/2030 (b)	6,075,000	6,060,724
Series I, SOFR + 0.92%, 4.55%, 10/18/2029 (b)	3,065,000	3,071,222
SOFR + 0.97%, 4.60%, 4/10/2030 (b)	4,375,000	4,384,888
Series MTN, SOFR + 1.02%, 4.65%, 4/13/2028 (b)	10,030,000	10,058,385
SOFR + 1.38%, 5.01%, 4/12/2029 (b)	4,371,000	4,419,256
Morgan Stanley Bank NA:
SOFR + 0.69%, 4.32%, 10/15/2027 (b)	10,940,000	10,946,236
SOFR + 0.87%, 4.50%, 5/26/2028 (b)	6,000,000	6,013,500
SOFR + 0.90%, 4.53%, 1/12/2029 (b)	3,500,000	3,512,705
SOFR + 0.94%, 4.57%, 7/14/2028 (b)	9,500,000	9,536,100
SOFR + 0.98%, 4.61%, 5/10/2030 (b) (c)	4,848,000	4,871,464
SOFR + 1.08%, 4.71%, 1/14/2028 (b)	3,728,000	3,739,520
Morgan Stanley Private Bank NA:
SOFR + 0.77%, 4.40%, 7/6/2028 (b)	10,735,000	10,753,142
SOFR + 0.77%, 4.40%, 2/8/2030 (b)	5,272,000	5,257,818
SOFR + 0.78%, 4.41%, 11/17/2028 (b)	6,000,000	6,011,700
National Australia Bank Ltd.:
SOFR + 0.50%, 4.14%, 3/6/2028 (a) (b)	2,200,000	2,202,574
SOFR + 0.53%, 4.17%, 12/13/2028 (a) (b)	6,000,000	6,003,600
SOFR + 0.54%, 4.18%, 6/4/2029 (a) (b)	7,500,000	7,504,725
SOFR + 0.60%, 4.23%, 10/26/2027 (a) (b)	5,800,000	5,815,660
SOFR + 0.62%, 4.26%, 6/11/2027 (a) (b) (c)	7,400,000	7,416,280
SOFR + 0.65%, 4.28%, 1/12/2027 (a) (b) (c)	3,492,000	3,498,216
SOFR + 0.65%, 4.29%, 6/13/2028 (a) (b)	7,100,000	7,125,915
SOFR + 0.68%, 4.31%, 1/13/2031 (a) (b) (c)	8,350,000	8,375,801
SOFR + 0.79%, 4.42%, 1/14/2030 (a) (b)	6,000,000	6,040,680
National Bank of Canada SOFR + 1.03%, 4.67%, 7/2/2027 (b)	3,250,000	3,250,000
See accompanying notes to financial statements.
19

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
National Securities Clearing Corp.:
SOFR + 0.43%, 4.07%, 6/9/2028 (a) (b)	$4,500,000	$4,500,540
SOFR + 0.57%, 4.20%, 5/20/2027 (a) (b)	2,750,000	2,755,693
NatWest Group PLC:
SOFR + 1.10%, 4.73%, 5/23/2029 (b)	1,950,000	1,958,366
SOFR + 1.25%, 4.89%, 3/1/2028 (b)	2,658,000	2,669,137
SOFR + 1.30%, 4.93%, 11/15/2028 (b) (c)	4,768,000	4,803,712
NatWest Markets PLC:
SOFR + 0.76%, 4.40%, 9/29/2026 (a) (b)	985,000	985,906
SOFR + 0.80%, 4.43%, 11/6/2028 (a) (b)	7,500,000	7,511,925
SOFR + 0.90%, 4.53%, 5/17/2027 (a) (b)	3,835,000	3,849,957
SOFR + 0.93%, 4.57%, 3/27/2029 (a) (b)	4,023,000	4,036,195
SOFR + 0.95%, 4.59%, 3/21/2028 (a) (b) (c)	5,350,000	5,375,413
SOFR + 1.14%, 4.77%, 5/17/2029 (a) (b)	4,223,000	4,258,853
SOFR + 1.19%, 4.83%, 3/21/2030 (a) (b)	3,201,000	3,230,417
NongHyup Bank:
SOFR + 0.68%, 4.31%, 1/21/2029 (b)	2,000,000	2,008,420
SOFR + 0.80%, 4.43%, 7/22/2027 (b)	3,700,000	3,714,689
Nordea Bank Abp:
SOFR + 0.48%, 4.11%, 5/22/2028 (a) (b)	4,000,000	4,000,360
SOFR + 0.60%, 4.23%, 5/21/2029 (a) (b)	3,500,000	3,503,290
SOFR + 0.70%, 4.34%, 3/17/2028 (a) (b)	4,782,000	4,801,654
SOFR + 0.74%, 4.38%, 3/19/2027 (a) (b)	3,551,000	3,560,481
SOFR + 0.83%, 4.47%, 8/28/2030 (a) (b)	3,600,000	3,614,544
SOFR + 1.02%, 4.66%, 9/10/2029 (a) (b)	2,250,000	2,280,128
PNC Bank NA SOFR + 0.73%, 4.36%, 7/21/2028 (b)	1,575,000	1,577,048
PNC Financial Services Group, Inc.:
SOFR + 0.62%, 4.25%, 1/26/2029 (b)	2,938,000	2,937,912
SOFR + 0.68%, 4.31%, 10/26/2029 (b)	4,550,000	4,551,047
Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, SOFR + 0.59%, 4.22%, 11/2/2026 (b)	$3,262,000	$3,264,903
Series 1, SOFR + 0.70%, 4.33%, 11/3/2028 (b)	7,304,000	7,307,360
Series GMTN, SOFR + 0.71%, 4.34%, 1/21/2027 (b)	4,712,000	4,721,565
Series GMTN, SOFR + 0.72%, 4.35%, 10/18/2027 (b)	6,277,000	6,283,026
Series GMTN, SOFR + 0.79%, 4.42%, 7/23/2027 (b)	9,390,000	9,392,535
Series GMTN, SOFR + 0.82%, 4.46%, 3/27/2028 (b)	6,315,000	6,327,693
Series GMTN, SOFR + 0.83%, 4.46%, 1/24/2029 (b) (c)	9,478,000	9,504,444
Series GMTN, SOFR + 0.86%, 4.49%, 10/18/2028 (b)	8,254,000	8,277,194
SOFR + 0.88%, 4.51%, 8/6/2029 (b)	4,650,000	4,662,044
Series GMTN, SOFR + 0.95%, 4.58%, 1/19/2027 (b)	4,916,000	4,932,518
Series GMTN, SOFR + 1.03%, 4.66%, 2/4/2031 (b)	240,000	240,958
Santander Holdings USA, Inc. SOFR + 1.61%, 5.25%, 3/20/2029 (b) (c)	3,276,000	3,308,989
Santander U.K. Group Holdings PLC SOFR + 1.07%, 4.71%, 9/22/2029 (b)	3,750,000	3,759,113
Skandinaviska Enskilda Banken AB:
SOFR + 0.68%, 4.32%, 3/12/2029 (a) (b) (c)	6,300,000	6,317,703
SOFR + 0.75%, 4.39%, 6/2/2028 (a) (b)	3,100,000	3,115,376
SOFR + 0.89%, 4.53%, 3/5/2027 (a) (b)	2,595,000	2,604,134
SOFR + 1.06%, 4.70%, 9/3/2030 (a) (b)	3,575,000	3,588,442
Societe Generale SA:
SOFR + 1.10%, 4.73%, 2/19/2027 (a) (b)	3,375,000	3,385,361
SOFR + 1.10%, 4.73%, 4/12/2030 (a) (b)	4,500,000	4,506,930
SOFR + 1.41%, 5.04%, 4/13/2029 (a) (b) (c)	3,675,000	3,706,164
SOFR + 1.42%, 5.05%, 5/22/2029 (a) (b)	4,050,000	4,085,033
See accompanying notes to financial statements.
20

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.66%, 5.29%, 1/19/2028 (a) (b)	$3,914,000	$3,937,562
Standard Chartered Bank Series MTN, SOFR + 0.65%, 4.28%, 10/8/2026 (b)	3,305,000	3,308,371
Standard Chartered PLC:
SOFR + 0.92%, 4.55%, 1/13/2030 (a) (b) (c)	5,843,000	5,853,108
SOFR + 1.17%, 4.80%, 5/14/2028 (a) (b) (c)	4,631,000	4,652,858
SOFR + 1.24%, 4.87%, 1/21/2029 (a) (b) (c)	5,375,000	5,413,055
SOFR + 1.68%, 5.31%, 5/13/2031 (a) (b) (c)	4,510,000	4,631,409
SOFR + 1.93%, 5.56%, 7/6/2027 (a) (b) (c)	4,145,000	4,145,000
SOFR + 2.03%, 5.66%, 2/8/2028 (a) (b)	2,825,000	2,848,815
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.76%, 4.39%, 1/15/2029 (b)	3,550,000	3,546,947
SOFR + 0.88%, 4.51%, 1/14/2027 (b)	5,197,000	5,209,681
SOFR + 1.05%, 4.68%, 4/15/2030 (b)	5,425,000	5,449,955
SOFR + 1.17%, 4.80%, 7/9/2029 (b) (c)	6,575,000	6,637,594
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.71%, 4.35%, 3/5/2029 (a) (b) (c)	8,000,000	8,015,120
SOFR + 0.75%, 4.39%, 9/11/2028 (a) (b) (c)	5,650,000	5,670,510
SOFR + 0.89%, 4.53%, 3/5/2031 (a) (b)	5,570,000	5,622,191
SOFR + 0.98%, 4.62%, 9/10/2027 (a) (b) (c)	6,836,000	6,876,674
SOFR + 0.99%, 4.63%, 3/13/2030 (a) (b)	7,700,000	7,786,856
SOFR + 1.15%, 4.79%, 9/14/2026 (a) (b)	6,042,000	6,052,876
Svenska Handelsbanken AB:
SOFR + 0.56%, 4.20%, 6/11/2029 (a) (b)	5,000,000	5,001,900
SOFR + 0.66%, 4.30%, 5/28/2027 (a) (b)	3,700,000	3,709,916
SOFR + 0.74%, 4.37%, 5/23/2028 (a) (b)	4,050,000	4,069,683
Swedbank AB SOFR + 1.03%, 4.66%, 11/20/2029 (a) (b)	3,024,000	3,061,528
Toronto-Dominion Bank:
Series F, SOFR + 0.58%, 4.21%, 1/13/2028 (b)	4,548,000	4,551,957
SOFR + 0.59%, 4.23%, 9/10/2026 (b)	3,235,000	3,236,941
Security Description	Principal Amount	Value
SOFR + 0.62%, 4.26%, 12/17/2026 (b)	$3,955,000	$3,959,271
Series GMTN, SOFR + 0.73%, 4.36%, 4/5/2027 (b)	3,804,000	3,814,423
SOFR + 0.75%, 4.38%, 10/13/2028 (b)	4,635,000	4,644,363
SOFR + 0.76%, 4.39%, 4/23/2029 (b)	2,275,000	2,278,481
SOFR + 0.82%, 4.45%, 1/31/2028 (b)	5,950,000	5,976,418
Series MTN, SOFR + 0.91%, 4.55%, 6/2/2028 (b)	3,050,000	3,066,409
SOFR + 1.03%, 4.67%, 12/17/2029 (b)	4,325,000	4,358,735
Truist Bank:
SOFR + 0.66%, 4.29%, 1/27/2029 (b)	5,384,000	5,377,862
SOFR + 0.77%, 4.40%, 7/24/2028 (b)	2,668,000	2,669,254
U.S. Bank NA:
SOFR + 0.66%, 4.29%, 5/20/2029 (b)	4,000,000	3,999,160
SOFR + 0.69%, 4.32%, 10/22/2027 (b)	4,625,000	4,627,405
SOFR + 0.91%, 4.54%, 5/15/2028 (b)	4,150,000	4,162,118
UBS AG:
SOFR + 0.50%, 4.13%, 5/17/2027 (b)	3,287,000	3,289,071
SOFR + 0.81%, 4.45%, 3/16/2029 (b)	4,763,000	4,779,575
UBS Group AG:
SOFR + 0.84%, 4.48%, 12/23/2029 (a) (b)	11,600,000	11,601,160
SOFR + 0.84%, 4.50%, 4/10/2030 (a) (b)	3,000,000	2,998,620
United Overseas Bank Ltd. SOFR + 0.58%, 4.22%, 4/2/2028 (a) (b)	10,500,000	10,526,880
Wells Fargo & Co.:
SOFR + 0.72%, 4.35%, 5/20/2029 (b)	5,500,000	5,502,200
SOFR + 0.74%, 4.37%, 1/23/2030 (b)	4,324,000	4,316,433
SOFR + 0.78%, 4.41%, 1/24/2028 (b) (c)	7,399,000	7,409,951
SOFR + 0.88%, 4.52%, 9/15/2029 (b)	8,685,000	8,706,539
Series MTN, SOFR + 1.07%, 4.70%, 4/22/2028 (b)	10,186,000	10,228,476
SOFR + 1.37%, 5.00%, 4/23/2029 (b)	4,959,000	5,016,128
Wells Fargo Bank NA SOFR + 1.07%, 4.71%, 12/11/2026 (b)	3,170,000	3,177,988
See accompanying notes to financial statements.
21

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Westpac Banking Corp.:
SOFR + 0.44%, 4.07%, 5/11/2028 (a) (b)	$4,200,000	$4,201,092
Series GMTN, SOFR + 0.46%, 4.09%, 10/20/2026 (b)	6,261,000	6,264,506
SOFR + 0.50%, 4.14%, 3/6/2028 (a) (b)	3,500,000	3,502,905
SOFR + 0.71%, 4.35%, 6/12/2031 (a) (b)	12,255,000	12,286,495
SOFR + 0.81%, 4.44%, 4/16/2029 (b)	7,025,000	7,077,477
SOFR + 0.82%, 4.46%, 7/1/2030 (b)	5,843,000	5,898,859
Westpac New Zealand Ltd. SOFR + 0.75%, 4.38%, 1/30/2031 (a) (b)	6,475,000	6,482,576
Woori Bank SOFR + 0.48%, 4.11%, 1/27/2029 (b)	3,400,000	3,400,408
		1,385,234,966
BEVERAGES — 0.3%
Keurig Dr. Pepper, Inc.:
SOFR + 0.58%, 4.21%, 11/15/2026 (b)	4,088,000	4,088,695
SOFR + 0.88%, 4.52%, 3/15/2027 (b)	3,423,000	3,426,320
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 4.19%, 2/16/2027 (b)	2,650,000	2,655,406
		10,170,421
COMMERCIAL SERVICES — 0.1%
PayPal Holdings, Inc. SOFR + 0.67%, 4.31%, 3/6/2028 (b)	4,095,000	4,100,938
DISTRIBUTION & WHOLESALE — 0.1%
Mitsubishi Corp. SOFR + 0.70%, 4.34%, 9/9/2028 (a) (b)	3,400,000	3,407,378
DIVERSIFIED FINANCIAL SERVICES — 2.2%
American Express Co.:
SOFR + 0.59%, 4.22%, 2/9/2029 (b)	3,850,000	3,851,232
SOFR + 0.65%, 4.28%, 11/4/2026 (b) (c)	5,302,000	5,306,666
SOFR + 0.81%, 4.44%, 7/20/2029 (b) (c)	7,501,000	7,523,578
SOFR + 0.93%, 4.56%, 7/26/2028 (b)	5,200,000	5,220,280
SOFR + 0.97%, 4.60%, 7/28/2027 (b)	4,510,000	4,511,804
SOFR + 1.00%, 4.63%, 2/16/2028 (b)	2,606,000	2,613,323
Security Description	Principal Amount	Value
SOFR + 1.02%, 4.65%, 1/30/2031 (b)	$460,000	$462,806
SOFR + 1.26%, 4.89%, 4/25/2029 (b)	4,259,000	4,303,549
Charles Schwab Corp. SOFR + 1.05%, 4.69%, 3/3/2027 (b)	5,453,000	5,472,358
Equitable America Global Funding SOFR + 0.71%, 4.35%, 9/15/2027 (a) (b)	2,400,000	2,399,016
KODIT Global Co. Ltd. SOFR + 0.65%, 4.29%, 9/30/2028 (b)	2,800,000	2,803,164
Mastercard, Inc.:
SOFR + 0.39%, 4.03%, 6/8/2028 (b)	5,250,000	5,248,740
SOFR + 0.44%, 4.08%, 3/15/2028 (b)	2,370,000	2,370,948
Nomura Holdings, Inc.:
SOFR + 0.95%, 4.59%, 6/29/2029 (b)	4,000,000	3,999,400
SOFR + 1.14%, 4.78%, 7/14/2031 (b)	4,000,000	4,014,120
SOFR + 1.25%, 4.89%, 7/2/2027 (b)	4,250,000	4,272,525
Stellantis Financial Services U.S. Corp. SOFR + 1.69%, 5.33%, 9/15/2028 (a) (b)	2,500,000	2,507,650
		66,881,159
ELECTRIC — 1.1%
Consolidated Edison Co. of New York, Inc. SOFR + 0.52%, 4.15%, 11/18/2027 (b)	3,928,000	3,934,520
Constellation Energy Generation LLC SOFR + 0.60%, 4.23%, 1/8/2028 (b)	2,800,000	2,801,428
Georgia Power Co.:
SOFR + 0.28%, 3.92%, 9/15/2026 (b)	2,853,000	2,853,057
SOFR + 0.42%, 4.05%, 11/22/2027 (b)	6,250,000	6,262,812
National Rural Utilities Cooperative Finance Corp.:
Series D, SOFR + 0.43%, 4.06%, 8/9/2027 (b)	8,254,000	8,256,559
Series GMTN, SOFR + 0.80%, 4.43%, 2/5/2027 (b)	3,809,000	3,819,932
SOFR + 0.82%, 4.46%, 9/16/2027 (b)	2,400,000	2,407,344
See accompanying notes to financial statements.
22

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. SOFR + 0.80%, 4.43%, 2/4/2028 (b) (c)	$4,374,000	$4,391,365
		34,727,017
ELECTRONICS — 0.1%
Amphenol Corp. SOFR + 0.53%, 4.16%, 11/15/2027 (b) (c)	4,383,000	4,385,805
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories SOFR + 0.50%, 4.14%, 3/9/2029 (b)	9,150,000	9,148,627
HEALTH CARE SERVICES — 0.2%
HCA, Inc. SOFR + 0.87%, 4.51%, 3/1/2028 (b)	3,660,000	3,673,652
Roche Holdings, Inc. SOFR + 0.74%, 4.37%, 11/13/2026 (a) (b)	2,975,000	2,979,195
		6,652,847
INSURANCE — 4.3%
Athene Global Funding:
SOFR + 0.83%, 4.50%, 1/7/2027 (a) (b)	3,632,000	3,635,232
SOFR + 0.95%, 4.59%, 3/6/2028 (a) (b)	4,852,000	4,846,178
SOFR + 1.00%, 4.64%, 9/18/2028 (a) (b)	3,765,000	3,740,904
SOFR + 1.03%, 4.67%, 8/27/2026 (a) (b)	3,575,000	3,577,074
SOFR + 1.21%, 4.85%, 3/25/2027 (a) (b)	3,931,000	3,942,832
Corebridge Global Funding:
SOFR + 0.75%, 4.38%, 1/7/2028 (a) (b)	2,595,000	2,593,858
SOFR + 0.86%, 4.50%, 12/15/2028 (a) (b)	3,430,000	3,416,726
SOFR + 1.30%, 4.94%, 9/25/2026 (a) (b)	3,414,000	3,420,555
F&G Global Funding SOFR + 1.33%, 4.96%, 9/8/2028 (a) (b)	3,544,000	3,558,211
Jackson National Life Global Funding:
SOFR + 0.89%, 4.53%, 6/9/2027 (a) (b)	2,975,000	2,980,682
SOFR + 0.95%, 4.59%, 9/12/2028 (a) (b)	3,600,000	3,593,844
SOFR + 0.97%, 4.60%, 1/14/2028 (a) (b)	4,335,000	4,345,447
Marsh & McLennan Cos., Inc. SOFR + 0.70%, 4.33%, 11/8/2027 (b)	3,182,000	3,192,787
Security Description	Principal Amount	Value
MassMutual Global Funding II:
SOFR + 0.66%, 4.29%, 1/22/2029 (a) (b)	$3,374,000	$3,372,246
SOFR + 0.74%, 4.37%, 4/9/2027 (a) (b)	3,554,000	3,563,383
SOFR + 0.77%, 4.40%, 1/29/2027 (a) (b)	3,504,000	3,512,094
Metropolitan Life Global Funding I:
SOFR + 0.62%, 4.25%, 4/13/2028 (a) (b)	3,625,000	3,626,087
SOFR + 0.70%, 4.33%, 8/25/2028 (a) (b)	3,209,000	3,215,803
SOFR + 0.70%, 4.34%, 6/11/2027 (a) (b)	2,774,000	2,782,156
New York Life Global Funding:
SOFR + 0.41%, 4.04%, 2/5/2027 (a) (b)	4,376,000	4,378,232
SOFR + 0.55%, 4.19%, 6/11/2027 (a) (b)	650,000	651,229
SOFR + 0.57%, 4.20%, 2/2/2029 (a) (b)	2,425,000	2,420,684
SOFR + 0.58%, 4.22%, 8/28/2026 (a) (b)	1,066,000	1,066,661
SOFR + 0.66%, 4.29%, 7/25/2028 (a) (b)	4,615,000	4,623,307
SOFR + 0.67%, 4.31%, 4/2/2027 (a) (b)	6,563,000	6,576,454
SOFR + 0.68%, 4.31%, 4/20/2029 (a) (b)	4,250,000	4,252,337
SOFR + 0.88%, 4.51%, 4/25/2028 (a) (b)	7,521,000	7,569,360
Northwestern Mutual Global Funding SOFR + 0.66%, 4.29%, 8/25/2028 (a) (b)	2,920,000	2,924,380
Pacific Life Global Funding II:
SOFR + 0.48%, 4.11%, 2/4/2027 (a) (b) (c)	3,934,000	3,936,596
SOFR + 0.58%, 4.22%, 12/20/2027 (a) (b)	3,200,000	3,204,384
SOFR + 0.60%, 4.23%, 1/27/2028 (a) (b)	3,200,000	3,203,296
SOFR + 0.75%, 4.38%, 7/10/2028 (a) (b)	4,538,000	4,552,431
SOFR + 0.85%, 4.48%, 2/5/2027 (a) (b)	4,261,000	4,272,803
Principal Life Global Funding II SOFR + 0.81%, 4.44%, 8/18/2028 (a) (b)	2,955,000	2,958,960
Protective Life Global Funding SOFR + 0.85%, 4.49%, 9/11/2028 (a) (b)	4,420,000	4,429,768
See accompanying notes to financial statements.
23

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Sammons Financial Group Global Funding SOFR + 0.85%, 4.49%, 9/2/2027 (a) (b)	$1,750,000	$1,750,665
		129,687,646
INTERNET — 1.0%
Alphabet, Inc. SOFR + 0.52%, 4.15%, 11/15/2028 (b)	4,125,000	4,147,853
Amazon.com, Inc.:
SOFR + 0.44%, 4.08%, 3/13/2028 (b)	16,750,000	16,767,420
SOFR + 0.59%, 4.23%, 3/13/2029 (b)	8,205,000	8,233,061
		29,148,334
INVESTMENT COMPANY SECURITIES — 0.2%
Temasek Financial I Ltd. SOFR + 0.38%, 4.01%, 8/20/2027 (a) (b)	7,306,000	7,316,959
IT SERVICES — 0.2%
Hewlett Packard Enterprise Co.:
SOFR + 0.96%, 4.60%, 9/15/2028 (b)	1,906,000	1,916,007
SOFR + 0.98%, 4.62%, 3/23/2028 (b)	3,950,000	3,972,436
		5,888,443
MACHINERY, CONSTRUCTION & MINING — 1.6%
Caterpillar Financial Services Corp.:
SOFR + 0.38%, 4.01%, 1/7/2027 (b)	1,395,000	1,394,568
SOFR + 0.40%, 4.03%, 1/10/2028 (b) (c)	7,393,000	7,395,809
Series L, SOFR + 0.43%, 4.06%, 5/15/2028 (b)	4,675,000	4,675,561
SOFR + 0.49%, 4.12%, 2/23/2029 (b)	4,550,000	4,549,045
Series MTN, SOFR + 0.52%, 4.15%, 5/14/2027 (b)	3,951,000	3,957,124
SOFR + 0.52%, 4.16%, 3/3/2028 (b)	4,454,000	4,460,102
Series MTN, SOFR + 0.53%, 4.16%, 7/7/2027 (b)	1,239,000	1,241,775
SOFR + 0.56%, 4.19%, 11/15/2027 (b)	4,223,000	4,233,473
SOFR + 0.58%, 4.21%, 11/14/2028 (b)	6,417,000	6,429,128
SOFR + 0.64%, 4.27%, 8/15/2028 (b)	6,980,000	7,003,244
SOFR + 0.69%, 4.32%, 10/16/2026 (b)	2,209,000	2,211,297
		47,551,126
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
SOFR + 0.40%, 4.04%, 1/5/2027 (b)	$5,700,000	$5,699,886
SOFR + 0.50%, 4.14%, 3/6/2028 (b)	4,629,000	4,635,990
Series I, SOFR + 0.55%, 4.19%, 3/9/2029 (b)	4,650,000	4,651,999
Series MTN, SOFR + 0.58%, 4.22%, 9/11/2028 (b)	2,113,000	2,119,170
Series MTN, SOFR + 0.60%, 4.23%, 4/19/2027 (b)	2,570,000	2,575,860
Series MTN, SOFR + 0.60%, 4.24%, 6/11/2027 (b)	5,866,000	5,881,017
SOFR + 0.68%, 4.31%, 7/15/2027 (b)	3,972,000	3,985,346
		29,549,268
MEDIA — 0.2%
Walt Disney Co. SOFR + 0.47%, 4.11%, 3/14/2029 (b)	4,849,000	4,850,115
MINING — 0.4%
Glencore Funding LLC:
SOFR + 0.75%, 4.39%, 10/1/2026 (a) (b)	3,971,000	3,973,978
SOFR + 1.06%, 4.69%, 4/4/2027 (a) (b)	4,087,000	4,103,634
Rio Tinto Finance USA PLC SOFR + 0.84%, 4.48%, 3/14/2028 (b)	4,709,000	4,739,373
		12,816,985
MISCELLANEOUS MANUFACTURER — 0.2%
Siemens Funding BV SOFR + 0.64%, 4.28%, 5/26/2028 (a) (b)	5,100,000	5,117,595
MULTI-NATIONAL — 3.7%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 3.93%, 2/16/2029 (b)	24,539,000	24,576,545
Series GMTN, SOFR + 0.33%, 3.96%, 2/20/2028 (b)	36,965,000	37,049,280
Inter-American Development Bank SOFR + 0.30%, 3.93%, 2/15/2029 (b)	17,525,000	17,560,926
International Bank for Reconstruction & Development:
SOFR + 0.28%, 3.91%, 2/23/2027 (b)	15,825,000	15,841,933
See accompanying notes to financial statements.
24

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.29%, 3.92%, 11/22/2028 (b)	$17,976,000	$18,013,749
		113,042,433
OIL & GAS — 0.8%
Chevron USA, Inc.:
SOFR + 0.36%, 4.00%, 2/26/2027 (b)	5,917,000	5,919,604
SOFR + 0.47%, 4.11%, 2/26/2028 (b) (c)	3,791,000	3,796,345
SOFR + 0.57%, 4.20%, 8/13/2028 (b)	7,860,000	7,888,689
SOFR + 0.82%, 4.45%, 10/15/2030 (b)	2,900,000	2,922,156
Shell Finance U.S., Inc. SOFR + 0.78%, 4.41%, 11/6/2030 (b)	2,750,000	2,766,720
		23,293,514
PHARMACEUTICALS — 2.4%
AbbVie, Inc. SOFR + 0.48%, 4.12%, 3/3/2028 (b)	7,496,000	7,496,974
Eli Lilly & Co.:
SOFR + 0.35%, 3.98%, 5/20/2028 (b)	6,250,000	6,249,750
SOFR + 0.46%, 4.09%, 5/20/2029 (b)	5,700,000	5,701,026
SOFR + 0.53%, 4.16%, 10/15/2028 (b)	6,932,000	6,945,101
GlaxoSmithKline Capital PLC SOFR + 0.50%, 4.14%, 3/12/2027 (b)	6,504,000	6,508,943
Merck & Co., Inc.:
SOFR + 0.37%, 4.00%, 5/22/2028 (b)	4,250,000	4,248,300
SOFR + 0.46%, 4.10%, 9/15/2027 (b)	4,575,000	4,581,954
SOFR + 0.57%, 4.21%, 3/15/2029 (b)	5,603,000	5,615,159
Novartis Capital Corp.:
SOFR + 0.52%, 4.15%, 11/5/2028 (b)	8,350,000	8,368,788
SOFR + 0.65%, 4.29%, 3/16/2029 (b) (c)	4,000,000	4,016,000
Pfizer, Inc. SOFR + 0.50%, 4.13%, 11/15/2027 (b)	5,063,000	5,073,531
Sanofi SA:
SOFR + 0.46%, 4.09%, 11/3/2027 (b)	4,100,000	4,108,241
SOFR + 0.54%, 4.17%, 11/3/2028 (b)	5,600,000	5,605,320
		74,519,087
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Public Storage Operating Co. SOFR + 0.70%, 4.33%, 4/16/2027 (b)	$6,772,000	$6,786,831
RETAIL — 0.3%
Walmart, Inc.:
SOFR + 0.40%, 4.03%, 4/30/2029 (b)	4,500,000	4,502,970
SOFR + 0.43%, 4.06%, 4/28/2027 (b)	5,905,000	5,916,160
		10,419,130
SAVINGS & LOANS — 0.3%
Nationwide Building Society:
SOFR + 1.01%, 4.65%, 9/30/2030 (a) (b)	1,900,000	1,908,512
SOFR + 1.07%, 4.70%, 7/14/2029 (a) (b)	3,200,000	3,213,760
SOFR + 1.29%, 4.90%, 2/16/2028 (a) (b)	3,040,000	3,051,947
		8,174,219
SOFTWARE — 0.5%
Fidelity National Information Services, Inc. SOFR + 1.21%, 4.85%, 3/10/2029 (b)	4,900,000	4,922,344
Oracle Corp.:
SOFR + 0.76%, 4.39%, 8/3/2028 (b)	5,226,000	5,181,057
SOFR + 1.11%, 4.74%, 2/4/2029 (b)	3,697,000	3,695,447
		13,798,848
TELECOMMUNICATIONS — 0.7%
NTT Finance Corp.:
SOFR + 0.83%, 4.46%, 6/20/2029 (a) (b) (d)	5,500,000	5,496,370
SOFR + 1.03%, 4.66%, 6/20/2031 (a) (b) (d)	7,000,000	6,990,200
SOFR + 1.08%, 4.71%, 7/16/2028 (a) (b)	3,400,000	3,423,970
SOFR + 1.31%, 4.94%, 7/16/2030 (a) (b)	5,175,000	5,266,856
		21,177,396
TOTAL CORPORATE BONDS & NOTES (Cost $2,309,651,955)		2,313,372,619
FOREIGN GOVERNMENT OBLIGATIONS — 22.9%
CANADA — 0.5%
Export Development Canada SOFR + 0.33%, 3.96%, 8/1/2028 (b)	9,200,000	9,221,816
See accompanying notes to financial statements.
25

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PSP Capital, Inc. SOFR + 0.35%, 3.99%, 12/1/2027 (a) (b)	$6,500,000	$6,512,949
		15,734,765
FINLAND — 0.4%
Kuntarahoitus OYJ:
SOFR + 1.00%, 4.63%, 02/02/2029 (a) (b)	5,000,000	5,089,826
SOFR + 1.00%, 4.63%, 02/04/2030 (a) (b)	8,000,000	8,189,392
		13,279,218
NETHERLANDS — 0.8%
BNG Bank NV:
SOFR + 0.36%, 4.00%, 03/19/2031 (a) (b)	16,000,000	16,007,575
SOFR + 1.00%, 4.63%, 08/05/2026 (a) (b)	7,100,000	7,105,720
		23,113,295
NORWAY — 1.4%
Kommunalbanken AS:
SOFR + 0.40%, 4.04%, 03/03/2028 (a) (b)	21,700,000	21,740,897
SOFR + 0.41%, 4.04%, 04/09/2029 (a) (b)	20,400,000	20,465,688
		42,206,585
SOUTH KOREA — 2.8%
Export-Import Bank of Korea:
SOFR + 0.40%, 4.03%, 01/13/2029 (b)	3,000,000	2,999,394
SOFR + 0.46%, 4.10%, 09/22/2028 (b)	5,400,000	5,408,434
SOFR + 0.47%, 4.10%, 01/14/2028 (b)	3,850,000	3,854,629
SOFR + 0.82%, 4.46%, 09/11/2029 (b)	4,750,000	4,810,568
Industrial Bank of Korea:
SOFR + 0.58%, 4.22%, 06/24/2028 (b)	4,300,000	4,313,376
SOFR + 0.62%, 4.26%, 09/30/2027 (a) (b)	3,000,000	3,008,284
SOFR + 0.62%, 4.26%, 09/30/2027 (b)	125,000	125,345
Korea Development Bank:
SOFR + 0.50%, 4.13%, 01/28/2031 (b)	4,000,000	4,012,034
SOFR + 0.70%, 4.33%, 10/23/2026 (b)	2,850,000	2,852,862
SOFR + 0.76%, 4.39%, 02/03/2030 (b)	9,050,000	9,147,437
Korea Electric Power Corp. SOFR + 0.62%, 4.25%, 11/12/2028 (b)	5,800,000	5,810,604
Security Description	Principal Amount	Value
Korea Gas Corp.:
SOFR + 0.45%, 4.09%, 06/23/2029 (b)	$3,000,000	$2,994,600
SOFR + 0.65%, 4.28%, 07/10/2028 (b)	2,700,000	2,710,164
Korea Housing Finance Corp.:
SOFR + 0.49%, 4.12%, 01/15/2029 (a) (b)	2,000,000	1,999,158
SOFR + 0.49%, 4.12%, 01/15/2029 (b)	3,143,000	3,141,678
SOFR + 0.90%, 4.53%, 01/21/2030 (b)	2,625,000	2,652,964
Korea National Oil Corp.:
SOFR + 0.67%, 4.31%, 09/29/2028 (b)	4,925,000	4,933,706
SOFR + 0.77%, 4.41%, 03/31/2028 (b)	3,665,000	3,678,203
SOFR + 0.80%, 4.44%, 03/30/2029 (b)	3,800,000	3,819,381
SOFR + 0.83%, 4.46%, 04/03/2027 (b)	7,925,000	7,946,031
SOFR + 0.90%, 4.54%, 09/30/2027 (b)	1,872,000	1,880,125
SOFR + 1.08%, 4.71%, 11/14/2026 (b)	1,550,000	1,553,729
		83,652,706
SUPRANATIONAL — 16.2%
Asian Development Bank:
Series GMTN, SOFR + 0.28%, 3.91%, 01/29/2031 (b)	9,500,000	9,504,180
Series GMTN, SOFR + 0.30%, 3.94%, 06/20/2028 (b)	17,795,000	17,837,174
Series GMTN, SOFR + 1.00%, 4.63%, 08/27/2026 (b)	13,900,000	13,920,155
Series GMTN, SOFR + 1.00%, 4.64%, 04/06/2027 (b)	15,400,000	15,501,332
Asian Infrastructure Investment Bank SOFR + 0.62%, 4.25%, 8/16/2027 (a) (b) (c)	4,522,000	4,545,469
Corp. Andina de Fomento SOFR + 0.53%, 4.17%, 9/19/2029 (a) (b)	4,000,000	4,005,040
Council of Europe Development Bank SOFR + 0.26%, 3.89%, 2/11/2030 (a) (b)	4,000,000	4,000,160
European Bank for Reconstruction & Development SOFR + 0.42%, 4.05%, 7/22/2030 (b) (c)	23,950,000	24,083,881
See accompanying notes to financial statements.
26

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
European Investment Bank:
SOFR + 0.27%, 3.91%, 09/15/2031 (b)	$4,000,000	$4,002,480
SOFR + 0.32%, 3.95%, 08/14/2029 (b)	9,975,000	10,009,913
SOFR + 1.00%, 4.63%, 05/21/2028 (a) (b)	8,400,000	8,528,772
Inter-American Development Bank:
SOFR + 0.17%, 3.81%, 09/16/2026 (b)	16,644,000	16,646,330
SOFR + 0.28%, 3.91%, 04/12/2027 (b)	16,200,000	16,216,686
SOFR + 0.28%, 3.91%, 02/18/2031 (b)	15,200,000	15,194,376
SOFR + 0.35%, 3.99%, 10/04/2027 (b)	18,754,000	18,798,259
SOFR + 0.35%, 3.99%, 10/05/2028 (b)	24,350,000	24,425,729
SOFR + 0.39%, 4.03%, 03/13/2030 (b)	19,650,000	19,732,923
Series GMTN, SOFR + 0.27%, 3.91%, 03/20/2028 (b)	20,593,000	20,623,272
Series GMTN, SOFR + 0.37%, 4.00%, 08/01/2029 (b)	18,850,000	18,922,384
International Bank for Reconstruction & Development:
SOFR + 0.27%, 3.91%, 06/15/2027 (b)	20,600,000	20,627,398
SOFR + 0.30%, 3.93%, 05/15/2028 (b)	15,174,000	15,211,783
SOFR + 0.30%, 3.93%, 01/24/2029 (b)	15,100,000	15,130,200
SOFR + 0.31%, 3.95%, 09/23/2026 (b)	20,700,000	20,709,522
SOFR + 0.37%, 4.00%, 01/12/2027 (b)	24,496,000	24,530,784
SOFR + 0.37%, 4.00%, 02/11/2031 (b)	18,000,000	18,035,460
SOFR + 0.43%, 4.06%, 08/19/2027 (b)	27,666,000	27,756,191
SOFR + 0.46%, 4.10%, 10/04/2030 (b)	16,125,000	16,248,840
Series GMTN, SOFR + 0.28%, 3.91%, 11/18/2027 (b)	11,400,000	11,419,950
International Finance Corp.:
SOFR + 0.31%, 3.93%, 08/28/2028 (b)	21,802,000	21,857,377
SOFR + 0.38%, 4.01%, 10/22/2030 (b)	9,125,000	9,164,055
Series GMTN, SOFR + 0.27%, 3.90%, 07/30/2027 (b)	8,675,000	8,686,104
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.36%, 3.99%, 08/28/2029 (b) (c)	$12,680,000	$12,730,086
Nordic Investment Bank SOFR + 0.29%, 3.93%, 10/4/2027 (a) (b) (c)	6,500,000	6,508,320
		495,114,585
SWEDEN — 0.8%
Svensk Exportkredit AB:
SOFR + 0.37%, 4.00%, 11/21/2029 (b)	5,600,000	5,614,439
Series GMTN, SOFR + 1.00%, 4.63%, 08/03/2026 (b)	12,890,000	12,899,796
Series GMTN, SOFR + 1.00%, 4.63%, 05/05/2027 (b)	6,500,000	6,544,756
		25,058,991
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $697,156,396)		698,160,145

	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	26,531,330	26,531,330
State Street Navigator Securities Lending Portfolio II (g) (h)	49,592,002	49,592,002
TOTAL SHORT-TERM INVESTMENTS (Cost $76,123,332)		76,123,332
TOTAL INVESTMENTS — 101.3% (Cost $3,082,931,683)		3,087,656,096
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(38,737,960)
NET ASSETS — 100.0%		$3,048,918,136

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 31.2% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	All or a portion of the shares of the security are on loan at June 30, 2026.
(d)	When-issued security.
See accompanying notes to financial statements.
27

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,313,372,619	$—	$2,313,372,619
Foreign Government Obligations	—	698,160,145	—	698,160,145
Short-Term Investments	76,123,332	—	—	76,123,332
TOTAL INVESTMENTS	$76,123,332	$3,011,532,764	$—	$3,087,656,096
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,460,322	$18,460,322	$560,113,386	$552,042,378	$—	$—	26,531,330	$26,531,330	$1,274,956
State Street Navigator Securities Lending Portfolio II	101,825,885	101,825,885	509,708,850	561,942,733	—	—	49,592,002	49,592,002	164,020
Total		$120,286,207	$1,069,822,236	$1,113,985,111	$—	$—		$76,123,332	$1,438,976
See accompanying notes to financial statements.
28

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.1%
ALABAMA — 2.9%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,634,850
Baldwin County Industrial Development Authority Revenue, AL:
Series B, AMT, VRN, 4.63%, 6/1/2055 (a) (b)	1,730,000	1,765,210
Series A, AMT, VRN, 5.00%, 6/1/2055 (a) (b)	5,000,000	5,195,547
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	5,049,335
Series A, 5.00%, 12/1/2034	3,000,000	3,174,912
Series B, 5.00%, 10/1/2035	5,000,000	5,042,281
Series E, 5.00%, 7/1/2033	1,105,000	1,157,272
Series F, 5.00%, 6/1/2036	970,000	1,018,983
Series A, 5.25%, 5/1/2055 (b)	1,110,000	1,148,617
Series A, VRN, 5.25%, 5/1/2056 (b)	5,000,000	5,103,038
Series C, VRN, 5.50%, 11/1/2056 (a) (b)	3,750,000	4,034,974
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	1,000,000	1,086,474
5.00%, 10/1/2039	2,285,000	2,463,092
5.25%, 10/1/2040	3,620,000	3,961,652
5.25%, 10/1/2042	1,520,000	1,652,979
5.25%, 10/1/2043	4,950,000	5,376,399
5.25%, 10/1/2049	5,000,000	5,218,355
County of Mobile Revenue, AL 5.00%, 11/1/2050 (a)	1,000,000	983,387
Energy Southeast A Cooperative District Revenue, AL Series B, 5.00%, 9/1/2033	5,000,000	5,122,100
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	501,717
Homewood Educational Building Authority Revenue, AL:
Series C, 5.50%, 10/1/2049	1,000,000	1,035,461
Series C, 5.50%, 10/1/2054	1,375,000	1,413,914
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,514,915
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	869,589
Security Description	Principal Amount	Value
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	$105,000	$104,016
Series A, 3.00%, 2/1/2030	200,000	197,046
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2046	1,375,000	1,451,689
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	3,000,000	3,163,072
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 5.25%, 1/1/2054 (b)	5,000,000	5,247,197
Series B, VRN, 5.25%, 3/1/2055 (b)	5,500,000	5,697,498
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,500,000	1,051,523
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (a)	7,045,475	7,168,067
		90,605,161
ALASKA — 0.0% *
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Class 2, Zero Coupon, 6/1/2066	800,000	92,801
Series A, Class 1, 4.00%, 6/1/2050	1,200,000	1,031,222
		1,124,023
AMERICAN SAMOA — 0.0% *
American Samoa Economic Development Authority Revenue, AS Series B, 5.25%, 9/1/2045 (a)	1,125,000	1,145,786
ARIZONA — 2.3%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, Class A, 3.63%, 5/20/2033	2,706,862	2,709,102
Series A, 4.00%, 7/15/2030 (a)	95,000	95,195
Series A, 4.00%, 7/1/2032	1,000,000	971,027
Series A, 4.00%, 12/15/2041 (a)	105,000	92,987
Series A, 4.00%, 12/15/2051 (a)	165,000	128,288
Series B, 4.00%, 7/1/2061	2,610,000	2,039,396
Series A, AMT, VRN, 4.50%, 7/1/2046 (a) (b)	1,200,000	1,218,341
See accompanying notes to financial statements.
29

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 4.75%, 7/1/2029 (a)	$100,000	$100,237
5.00%, 6/1/2031 (a)	210,000	213,576
5.00%, 7/1/2039 (a)	365,000	368,646
5.00%, 7/1/2049 (a)	1,000,000	949,843
5.00%, 7/1/2054 (a)	500,000	424,605
Series A, 5.00%, 12/15/2040 (a)	1,000,000	1,000,068
Series A, 5.00%, 7/1/2049 (a)	500,000	467,422
Series A, 5.00%, 7/15/2049	500,000	465,560
Series A, 5.00%, 7/1/2051 (a)	2,000,000	1,772,547
Series A, Build America Mutual Assurance Corp., 5.00%, 6/1/2054 (c)	200,000	202,464
Series A, 5.00%, 7/1/2054 (a)	500,000	456,934
Series B, 5.00%, 3/1/2037 (a)	75,000	75,103
Series B, 5.00%, 3/1/2042 (a)	70,000	69,081
Series D, 5.00%, 7/1/2051 (a)	185,000	173,866
Series G, 5.00%, 7/1/2047 (a)	100,000	96,302
Series A2, 5.13%, 1/1/2059	4,555,000	4,234,299
Series B, 5.13%, 1/1/2059	898,117	705,929
Series B, 5.35%, 10/1/2028 (a) (b)	510,000	505,691
Series A, 6.38%, 6/1/2039 (a) (d) (e)	750,000	600,000
AMT, 6.75%, 12/1/2055 (a)	1,625,000	1,680,155
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	70,000	61,601
Series A, 5.00%, 5/15/2056	500,000	453,657
5.25%, 11/15/2046	1,010,000	950,417
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	27,984
Series A, 4.00%, 12/1/2051 (a)	5,150,000	3,065,112
5.00%, 7/1/2045 (a)	4,285,000	4,214,318
Series A, 5.00%, 7/1/2041 (a)	5,685,000	5,685,075
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (a)	2,500,000	2,179,196
Series A, 4.00%, 4/1/2046	650,000	590,954
5.00%, 6/15/2034 (a)	85,000	85,020
5.25%, 7/1/2036 (d) (e)	315,000	252,000
6.75%, 2/1/2050 (a)	310,000	311,137
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (a)	2,080,000	1,844,286
Series A, 6.00%, 7/1/2052 (a)	1,000,000	1,005,405
Series A, 6.25%, 7/1/2053 (a)	1,900,000	1,905,828
Series A, 6.50%, 7/1/2054 (a)	2,500,000	2,569,164
Series A-1, 7.00%, 5/1/2066	2,795,000	2,901,894
Security Description	Principal Amount	Value
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	$500,000	$442,690
Series A, 3.60%, 2/1/2040	600,000	566,904
Pinal County Industrial Development Authority Revenue, AZ Series A, AMT, 5.50%, 10/1/2033 (a) (b)	1,000,000	1,063,941
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	3,000,000	3,181,353
5.00%, 12/1/2037	4,130,000	4,348,178
5.25%, 12/1/2027	265,000	272,403
5.25%, 12/1/2028	105,000	109,466
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (a)	5,550,000	4,915,904
5.75%, 6/15/2053 (a)	1,000,000	988,918
6.25%, 6/15/2045	1,500,000	1,559,677
Series A, 6.25%, 6/15/2056 (a)	1,000,000	983,109
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,227,083
Series A, 4.00%, 12/1/2046	1,005,000	884,455
Series B, 4.00%, 12/1/2056	2,135,000	1,686,427
Series A, 6.13%, 10/1/2052 (a)	500,000	386,560
		72,536,780
ARKANSAS — 0.6%
Arkansas Development Finance Authority Revenue, AR:
AMT, 5.45%, 9/1/2052	6,270,000	6,413,265
AMT, 5.70%, 5/1/2053	2,910,000	3,014,705
Series A, AMT, 7.00%, 7/1/2048 (a)	5,500,000	6,085,212
Series B, 7.50%, 7/1/2048 (a)	1,250,000	1,399,781
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	97,339
		17,010,302
CALIFORNIA — 13.2%
Alameda Corridor Transportation Authority Revenue, CA:
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2051 (c) (f)	1,930,000	1,174,830
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2052 (c)	9,180,000	2,676,091
Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2053 (c)	1,950,000	538,818
See accompanying notes to financial statements.
30

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Antelope Valley Healthcare District Revenue, CA Series A, 5.00%, 3/1/2041	$665,000	$656,037
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,038
California Community Choice Financing Authority Revenue, CA:
Series B-1, VRN, 4.00%, 2/1/2052 (b)	2,275,000	2,309,556
Series A-1, 5.00%, 5/1/2054 (b)	5,000,000	5,320,865
Series B, 5.00%, 3/1/2036	6,015,000	6,272,032
Series B, VRN, 5.00%, 1/1/2055 (b)	2,000,000	2,057,988
Series E-1, 5.00%, 2/1/2054 (b)	3,015,000	3,198,402
Series G, VRN, 5.00%, 11/1/2055 (b)	3,000,000	3,083,040
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,117,837
Series D, 5.50%, 5/1/2054 (b)	5,000,000	5,224,316
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (a)	2,415,000	1,703,980
Series A-1, 3.00%, 2/1/2057 (a)	4,500,000	2,906,815
Series A, 4.00%, 2/1/2056 (a)	1,915,000	1,265,427
Series A-1, 4.00%, 2/1/2056 (a)	9,500,000	8,020,201
Series A-2, 4.00%, 8/1/2047 (a)	1,270,000	1,015,156
Series A-2, 4.00%, 2/1/2050 (a)	2,000,000	1,526,463
Series A-2, 4.00%, 8/1/2051 (a)	2,000,000	895,885
Series A, 5.00%, 8/1/2049 (a)	2,500,000	2,367,323
Series A, 5.00%, 2/1/2050 (a)	1,099,796	20,896
Series A, 5.00%, 8/1/2050 (a)	965,000	924,995
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	9,885,000	2,393,163
Series B-2, Zero Coupon, 6/1/2055	1,190,000	207,015
Series C, Zero Coupon, 6/1/2057	5,000,000	788,561
Series A, 4.00%, 6/1/2049	1,000,000	907,488
California Educational Facilities Authority Revenue, CA Series A, 5.25%, 10/1/2055	2,500,000	2,641,280
Security Description	Principal Amount	Value
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	$340,000	$328,104
Series A, 4.00%, 11/15/2039	1,375,000	1,374,951
Series A, 4.00%, 11/15/2042	1,750,000	1,710,769
Series A, 4.00%, 8/15/2049	475,000	383,885
Series A, 5.00%, 12/1/2039	2,500,000	2,691,593
Series A, 5.00%, 8/15/2047	4,265,000	4,160,097
Series B, 5.00%, 10/1/2044	2,000,000	2,001,361
California Housing Finance Agency Revenue, CA:
Series 2, Class A, 4.00%, 3/20/2033	6,136,578	6,252,481
Series 1, 4.38%, 9/20/2036	70,746	72,394
California Infrastructure & Economic Development Bank Revenue, CA:
Series A, 5.25%, 7/1/2054	7,000,000	7,195,602
Series B, AMT, VRN, 12.00%, 1/1/2065 (a) (b)	11,840,000	7,755,200
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (c)	1,250,000	969,006
Series A-P3, AMT, Assured Guaranty Inc., 3.25%, 12/31/2032 (c)	625,000	609,594
Series A-P3, AMT, Assured Guaranty Inc., 3.50%, 12/31/2035 (c)	3,810,000	3,717,809
AMT, 4.00%, 7/15/2029	4,955,000	5,006,264
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (c)	2,000,000	1,945,549
Series A, 4.00%, 2/1/2042	3,000,000	2,923,432
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,838,995
Series 2025-2, Class A-2, VRN, 4.33%, 11/20/2040 (b)	10,940	10,399
5.00%, 5/15/2038	1,000,000	1,030,635
AMT, 5.00%, 1/1/2041 (a)	625,000	647,856
5.00%, 5/15/2052	500,000	502,306
Series A, 5.00%, 7/1/2034	280,000	283,438
Series A, 5.00%, 11/1/2035 (a)	1,000,000	1,051,526
Series A, 5.00%, 10/1/2039 (a)	150,000	150,279
Series A, 5.00%, 7/1/2047	185,000	185,351
Series A, 5.00%, 7/1/2049 (a)	1,250,000	1,195,241
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	208,152
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	103,748
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,374,744
See accompanying notes to financial statements.
31

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A-P3, AMT, 5.00%, 12/31/2043	$5,445,000	$5,527,931
Series A-P3, AMT, 5.00%, 12/31/2047	745,000	748,462
Series B, 5.00%, 7/1/2042	1,000,000	1,006,324
Series B, AMT, 5.00%, 6/1/2048	600,000	601,825
Series B, 5.00%, 10/1/2054 (a)	1,000,000	985,527
5.25%, 1/1/2045	1,000,000	818,218
Series A, 5.25%, 11/1/2041	1,000,000	1,001,732
Series A, 5.25%, 9/1/2051	1,000,000	1,079,097
Series A, 5.25%, 9/1/2055	875,000	899,579
Series A, 5.38%, 11/1/2040 (a)	1,000,000	1,000,181
Series A, 5.90%, 6/15/2044 (a)	460,000	493,044
Series A, 6.20%, 6/15/2054 (a)	600,000	633,078
California Municipal Finance Authority, Certificate Participation, CA Series A, Assured Guaranty, Inc., 5.25%, 11/1/2052 (c)	2,110,000	2,139,352
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044	750,000	777,408
5.00%, 9/1/2049	1,250,000	1,275,569
5.00%, 9/1/2052	2,000,000	2,027,178
5.00%, 9/1/2054	1,375,000	1,394,642
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	665,753
AMT, 5.00%, 11/21/2045 (a)	500,000	501,084
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	500,896
Series A, 5.00%, 11/15/2046 (a)	900,000	870,420
Series A, 5.00%, 11/15/2051 (a)	600,000	555,590
Series A, 5.00%, 11/15/2056 (a)	415,000	377,323
Series A, VRN, 5.10%, 4/1/2066 (a) (b)	1,575,000	1,591,632
Series A, 6.38%, 6/1/2059 (a)	2,000,000	1,869,715
Series A, 6.50%, 6/1/2054 (a)	6,930,000	6,685,961
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (a)	2,000,000	1,527,133
5.00%, 6/1/2054 (a)	250,000	229,831
Series A, 5.00%, 8/1/2032 (a)	600,000	621,345
Series A, 5.00%, 7/1/2047 (a)	250,000	237,415
Series A, 5.00%, 6/1/2050 (a)	605,000	525,798
Series A, 5.00%, 6/1/2054 (a)	1,900,000	1,667,737
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2058 (a)	$3,355,000	$3,227,013
Series A, 5.00%, 7/1/2058 (a)	1,000,000	893,859
Series A, 5.00%, 6/1/2059 (a)	3,895,000	3,229,141
Series A, 5.75%, 6/1/2053 (a)	2,000,000	1,988,691
Series A, 6.25%, 6/1/2042 (a)	1,120,000	1,169,504
Series A, 6.38%, 6/1/2052 (a)	1,250,000	1,288,622
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	755,555
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (c)	3,500,000	2,628,447
Series A, 3.00%, 8/15/2036	205,000	192,378
Series A, 3.00%, 4/1/2037	835,000	772,746
Series A, 3.50%, 11/1/2027 (a)	1,395,000	1,382,735
Series A, 4.00%, 4/1/2042	130,000	127,056
Series A, 5.00%, 12/1/2028 (a)	100,000	100,095
Series A, 5.00%, 6/1/2036 (a)	2,210,000	2,211,315
Series A, 5.00%, 11/1/2041 (a)	1,000,000	993,832
Series A, 5.00%, 12/1/2041 (a)	5,000,000	5,002,437
Series A, 5.00%, 3/1/2042	4,000,000	4,058,371
Series A, 5.00%, 12/1/2046 (a)	2,500,000	2,500,564
Series A, 5.00%, 3/1/2048	2,800,000	2,819,186
Series A, 5.00%, 5/15/2050	1,565,000	1,568,444
5.25%, 7/1/2039 (a)	2,000,000	2,039,437
Series A, 5.25%, 12/1/2034	1,940,000	1,941,818
Series A, 5.25%, 8/15/2037	605,000	638,143
Series A, 5.25%, 12/1/2043 (a)	875,000	893,223
Series A, 5.25%, 12/1/2044	8,045,000	8,048,752
Series A, 5.25%, 12/1/2048 (a)	705,000	711,746
Series A, 5.25%, 12/1/2056 (a)	1,500,000	1,500,352
Series A, 5.50%, 12/1/2054	2,500,000	2,500,930
Series A, 6.00%, 9/2/2040 (a)	1,135,000	1,181,298
Series A, 6.25%, 9/2/2061 (a)	650,000	672,386
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	868,785
Series A, 5.00%, 9/2/2039	945,000	976,997
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,330,000	1,364,673
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (a)	20,750,000	1,280,492
See accompanying notes to financial statements.
32

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (c)	$400,000	$326,299
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	1,710,000	1,527,196
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (a)	850,000	896,481
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	918,578
4.00%, 9/1/2051	335,000	292,736
City of Fontana, Special Tax Revenue, CA 5.00%, 9/1/2044	1,000,000	1,042,106
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	910,394
City of Oroville Revenue, CA 5.25%, 4/1/2049 (d) (e)	1,000,000	702,500
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2044	255,000	255,139
5.00%, 9/1/2047 (a)	1,000,000	1,005,159
Series 2024, 5.00%, 9/1/2049	1,125,000	1,142,671
CMFA Special Finance Agency I Revenue, CA Series A-2, 4.00%, 4/1/2056 (a)	5,130,000	4,064,025
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (a)	2,545,000	2,231,468
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (a)	3,500,000	2,482,509
Series A-2, 4.00%, 8/1/2047 (a)	700,000	665,588
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (a)	4,500,000	3,158,560
CMFA Special Finance Agency XII Revenue, CA Series A-1, 3.25%, 2/1/2057 (a)	3,500,000	2,542,926
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (a)	1,000,000	1,000,273
Security Description	Principal Amount	Value
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	$990,000	$991,544
5.00%, 9/1/2042	1,000,000	1,034,267
5.00%, 9/1/2045	100,000	100,092
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (a) (f)	1,645,000	1,154,787
Series A, 3.00%, 9/1/2056 (a)	1,475,000	1,040,177
Series A, 3.00%, 2/1/2057 (a)	2,500,000	1,809,016
Series A-1, 3.00%, 6/1/2047 (a)	8,000,000	5,876,978
Series A-1, 3.00%, 12/1/2049 (a)	3,000,000	2,197,949
Series A-2, 3.00%, 12/1/2056 (a)	4,900,000	3,567,962
Series A-2, 3.00%, 3/1/2057 (a)	2,245,000	1,586,740
Series A1, 3.10%, 7/1/2045 (a)	5,000,000	4,444,749
Series A-2, 3.13%, 7/1/2056 (a)	5,000,000	3,272,608
Series A-2, 3.13%, 8/1/2056 (a)	2,500,000	1,903,816
Series A, 3.25%, 12/1/2058 (a)	1,500,000	1,053,795
Series A2, 3.25%, 5/1/2057 (a)	5,000,000	3,548,308
Series A-2, 3.25%, 7/1/2056 (a)	2,500,000	1,773,615
Series A-2, 3.25%, 4/1/2057 (a)	1,535,000	1,147,385
Series A-2, 3.25%, 5/1/2057 (a)	1,000,000	720,631
Series A-1, 3.50%, 10/1/2046 (a)	1,655,000	1,361,372
Series A, 4.00%, 8/1/2056 (a)	2,860,000	2,596,663
Series A, 4.00%, 10/1/2056 (a)	3,470,000	2,938,398
Series A-2, 4.00%, 7/1/2056 (a)	6,870,000	5,448,946
Series A-2, 4.00%, 9/1/2056 (a)	2,000,000	1,474,932
Series A-2, 4.00%, 10/1/2056 (a)	5,500,000	4,363,710
Series A-2, 4.00%, 6/1/2058 (a)	3,000,000	2,404,291
Series A-2A, 4.00%, 12/1/2058 (a)	2,300,000	1,805,022
Series B, 4.00%, 12/1/2059 (a)	1,535,000	833,407
Series A-2, 4.30%, 7/1/2059 (a)	5,000,000	4,100,441
Series A, 5.00%, 7/1/2051 (a)	1,500,000	1,455,873
Series A, 5.00%, 1/1/2054 (a)	1,000,000	898,718
See accompanying notes to financial statements.
33

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	$800,000	$800,232
Fairfield Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2049	1,000,000	1,020,456
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	3,130,000	2,863,363
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	9,416,117
Series A-1, 5.00%, 6/1/2051	390,000	391,119
Hastings Campus Housing Finance Authority Revenue, CA Series A, 5.00%, 7/1/2061 (a)	3,000,000	2,756,545
Heart-SV Revenue, CA Series A, 5.38%, 6/1/2061 (a)	2,000,000	1,934,931
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,937,138
Zero Coupon, 6/1/2057 (a)	15,000,000	790,449
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,778,399
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,805,766
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	105,640
Series A, 5.50%, 11/15/2030	270,000	294,302
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (c)	345,000	378,360
Los Angeles Department of Water & Power Revenue, CA Series D, 5.00%, 7/1/2045	1,155,000	1,228,830
Manteca Unified School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2054	2,255,000	2,281,131
Mountain House Community Facilities District, Special Tax Revenue, CA:
5.00%, 9/1/2050	1,000,000	1,012,862
5.00%, 9/1/2055	1,900,000	1,912,874
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	190,000	199,691
Series A, 6.50%, 11/1/2039	2,775,000	3,430,714
Series B, 6.50%, 11/1/2039	5,000,000	6,181,466
Security Description	Principal Amount	Value
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	$500,000	$507,214
Series A, 5.00%, 8/15/2046	550,000	550,376
Series A, 5.50%, 8/15/2048	1,550,000	1,629,792
Series A, 5.50%, 8/15/2053	2,000,000	2,087,886
Pajaro Valley Health Care District, General Obligation, CA Series A, 5.00%, 9/1/2054	2,040,000	1,984,933
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	500,045
5.00%, 11/1/2042	2,000,000	1,941,987
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	1,000,000	1,038,626
Series A, 5.00%, 9/1/2049	500,000	508,531
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,491,308
5.00%, 9/1/2048	1,260,000	1,268,152
5.00%, 9/1/2055	2,000,000	1,970,468
Series B-2, 5.00%, 9/1/2052	1,245,000	1,233,781
Series B-2, 5.25%, 9/1/2047	1,330,000	1,356,161
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	3,210,000	2,591,895
Sacramento City Unified School District, General Obligation, CA Series C, Assured Guaranty, Inc., 5.00%, 8/1/2044 (c)	1,905,000	2,012,962
San Francisco City & County Airport Commission-San Francisco International Airport Revenue, CA:
Series A, AMT, 5.00%, 5/1/2035	560,000	601,666
Series A, AMT, 5.00%, 5/1/2036	770,000	824,276
San Francisco Community College District, General Obligation, CA Series B, Build America Mutual Assurance Corp., 5.25%, 6/15/2049 (c)	635,000	684,818
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	3,518,000	3,478,890
Series B, 5.25%, 1/15/2044	1,760,000	1,761,238
San Joaquin Valley Clean Energy Authority Revenue, CA Series A, VRN, 5.50%, 1/1/2056 (b)	2,065,000	2,295,334
See accompanying notes to financial statements.
34

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	$6,180,000	$3,565,288
Series C, Zero Coupon, 6/1/2056	5,250,000	547,651
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	844,520
Sulphur Springs Union School District, Special Tax Revenue, CA:
5.00%, 9/1/2043	75,000	75,715
Series A, 5.00%, 9/1/2044	1,900,000	1,976,031
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,199,547
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (a)	100,000	101,919
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,392,028
Series B-1, Class 2, 5.00%, 6/1/2048	1,730,000	1,722,967
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,364,232
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	105,419
		409,212,903
COLORADO — 4.7%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,714,106
5.00%, 12/1/2051	1,895,000	1,798,324
5.75%, 12/1/2054 (a)	4,000,000	4,068,408
Aurora Crossroads Metropolitan District No. 2, General Obligation, CO Series A-3, 6.13%, 12/1/2055	3,725,000	3,848,643
Brickyard Metropolitan District No. 1, General Obligation, CO 7.00%, 12/1/2045	3,000,000	3,019,217
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (a)	500,000	503,205
Security Description	Principal Amount	Value
5.00%, 12/1/2049 (a)	$1,300,000	$1,269,870
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	918,000	919,967
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	522,699
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,354,114
Centerra Metropolitan District No. 1, Special Obligation, CO:
5.00%, 12/1/2029 (a)	932,000	933,313
5.00%, 12/1/2047 (a)	1,000,000	999,951
Centerra South Metropolitan District No. 1 Revenue, CO:
Series A, 5.63%, 12/1/2046 (a)	1,600,000	1,587,290
Series A, 6.25%, 12/1/2055 (a)	1,100,000	1,121,808
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	2,585,000	2,587,569
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	760,631
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	997,767
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	206,895
5.00%, 10/1/2039 (a)	1,595,000	1,600,843
5.00%, 10/1/2049 (a)	540,000	517,519
Series A-1, 6.88%, 2/1/2059 (a)	4,775,000	5,082,820
Series B, 8.50%, 2/1/2059 (a)	5,000,000	5,656,846
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	1,982,799
Series A-2, 4.00%, 8/1/2049	795,000	713,337
5.00%, 1/1/2038	200,000	205,586
5.00%, 12/1/2054 (a)	1,250,000	912,500
Series A, 5.00%, 12/1/2043	1,000,000	1,016,844
Series A-1, 5.00%, 9/15/2048	1,480,000	1,481,163
Series B-1, 5.00%, 7/1/2057 (b)	1,042,165	710,375
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,684,954
See accompanying notes to financial statements.
35

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	$500,000	$500,134
Conexus Metropolitan District No. 1, General Obligation, CO Series A, 6.25%, 12/1/2055	2,055,000	2,099,733
Cottonwood Creek Metropolitan District No. 5, General Obligation, CO Zero Coupon, 12/1/2055 (a) (f)	2,500,000	2,050,491
Crowfoot Valley Ranch Metropolitan District No. 2, General Obligation, CO Series B, 6.13%, 12/15/2054	1,000,000	990,909
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2033	13,475,000	8,146,842
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	470,843
Series A, 5.00%, 12/1/2039	40,000	40,069
Series A, 5.25%, 12/1/2045	370,000	370,170
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (a)	100,000	100,260
Dominion Water & Sanitation District Revenue, CO 5.88%, 12/1/2052	2,500,000	2,586,226
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (c)	475,000	272,062
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (a)	400,000	409,450
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,499,862
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,977,330
Series A, 5.75%, 12/1/2052	535,000	542,802
Granary Metropolitan District No. 9 Special Assessment District No. 1, Special Assessment, CO 5.45%, 12/1/2044 (a)	1,000,000	1,025,547
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (a)	2,430,000	2,504,120
Security Description	Principal Amount	Value
Hess Ranch Metropolitan District No. 6, General Obligation, CO Series A-1, 5.00%, 12/1/2049	$2,000,000	$2,000,131
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	727,995
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	500,000	504,704
Jefferson Center Metropolitan District No. 2 Revenue, CO Series A, 6.00%, 12/1/2056 (a)	1,400,000	1,418,517
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.75%, 12/1/2055 (a)	1,000,000	1,022,236
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (a)	3,270,000	3,309,844
6.63%, 12/1/2056 (a)	2,575,000	2,561,015
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	1,013,475
Series A, 5.25%, 12/1/2050	2,000,000	2,018,308
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,566,627
Parterre Metropolitan District No. 5, General Obligation, CO Series A, 5.88%, 12/1/2045	700,000	744,587
Peak Metropolitan District No. 3, General Obligation, CO Series A-1-CIBS, 7.50%, 12/1/2052	2,210,000	2,252,310
Pinery Commercial Metropolitan District No. 2 Revenue, CO 5.75%, 12/1/2054	500,000	502,156
Pinery Commercial Metropolitan District No. 2, General Obligation, CO Zero Coupon, 12/5/2056 (a) (f)	750,000	659,190
Pinon Pines Metropolitan District No. 3, General Obligation, CO Zero Coupon, 12/1/2054 (f)	1,055,000	995,947
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,651,894
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (a)	1,000,000	1,000,496
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (a)	2,990,000	2,994,946
See accompanying notes to financial statements.
36

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Prairie Point Community Authority Board Special Improvement District No. 1, Special Assessment, CO 5.38%, 12/1/2040	$1,000,000	$1,023,275
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,065,995
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (a)	1,730,000	1,717,040
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,643,000	2,655,748
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	413,443
Reagan Ranch Metropolitan District No. 1, General Obligation, CO 6.13%, 12/1/2054 (a)	3,300,000	3,350,857
Redtail Ridge Metropolitan District, General Obligation, CO Zero Coupon, 12/1/2032	2,500,000	1,632,062
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	936,387
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (a)	1,000,000	1,002,009
Series A, 5.00%, 12/1/2051 (a)	1,000,000	938,449
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,130,101
South Aurora Regional Improvement Authority Revenue, CO 6.75%, 12/1/2055	1,965,000	2,029,850
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	1,000,251
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (a) (f)	1,000,000	752,825
STC Metropolitan District No. 2, General Obligation, CO Series A-2, 6.25%, 12/1/2055 (a)	1,000,000	1,025,763
Security Description	Principal Amount	Value
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	$154,000	$160,947
Tailholt Metropolitan District No. 3, General Obligation, CO Series A2, Zero Coupon, 12/1/2054 (f)	1,000,000	858,825
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039 (d) (e)	500,000	395,228
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	893,755
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,207,414
Vail Home Partners Corp. Revenue, CO 5.88%, 10/1/2055 (a)	1,250,000	1,305,142
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	1,001,958
Verve Metropolitan District No. 1, General Obligation, CO:
6.50%, 12/1/2043	2,000,000	2,052,731
6.75%, 12/1/2052	1,430,000	1,459,563
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,725,804
West Globeville Metropolitan District No. 1, Special Assessment, CO 5.75%, 12/1/2044 (a)	1,950,000	1,985,531
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	593,000	595,870
Series A, 5.00%, 12/1/2049	1,000,000	983,489
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	505,559
Series A-1, 4.13%, 12/1/2051	2,550,000	1,957,763
		145,074,225
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, Assured Guaranty, Inc., 3.00%, 7/15/2027 (c)	100,000	100,036
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	488,393
Series R, 3.38%, 7/1/2037	190,000	184,526
Series F, 3.50%, 7/1/2026	5,000	5,000
Series A, 4.00%, 7/1/2038	745,000	736,689
Series A, 4.00%, 7/1/2041	3,920,000	3,777,867
See accompanying notes to financial statements.
37

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2049	$1,000,000	$927,224
Series L-1, 4.00%, 7/1/2029	490,000	499,953
Series A, 5.00%, 1/1/2045 (a)	1,800,000	1,698,890
Series A, 5.00%, 9/1/2046 (a)	110,000	109,986
Series A, 5.00%, 9/1/2053 (a)	500,000	487,378
Series F, 5.00%, 7/1/2037	1,175,000	1,175,531
Series G-1, 5.00%, 7/1/2044 (a)	275,000	271,550
Series G-1, 5.00%, 7/1/2050 (a)	500,000	469,191
Series A, 6.38%, 12/15/2061 (g)	1,000,000	1,013,501
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (a)	900,000	925,969
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (a)	2,500,000	2,518,846
Stamford Housing Authority Revenue, CT Series 2025D, 6.50%, 10/1/2055	2,700,000	2,829,839
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (a)	3,120,000	2,536,435
5.63%, 4/1/2044 (a)	250,000	262,462
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	919,276
		21,938,542
DELAWARE — 0.2%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	753,365
Series A, 5.00%, 7/1/2048	1,000,000	970,214
Delaware State Economic Development Authority Revenue, DE:
Series A, 4.00%, 6/1/2042	160,000	139,362
Series A, VRN, 4.00%, 10/1/2045 (b)	1,355,000	1,369,336
Series A, 4.00%, 6/1/2052	70,000	53,385
Series A, 5.00%, 6/1/2036	500,000	500,068
Series A, 5.00%, 6/1/2046	700,000	662,457
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (a)	1,000,000	1,015,097
		5,463,284
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue, DC:
5.00%, 10/1/2035	2,630,000	2,629,941
5.00%, 6/1/2050	1,000,000	933,696
Series A, 5.00%, 7/1/2032	150,000	151,312
Series A, 5.00%, 6/1/2041 (a)	250,000	246,750
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2052	$290,000	$274,299
Series A, VRN, 5.00%, 4/1/2060 (b)	1,000,000	1,102,710
Series A, 5.63%, 6/1/2044	400,000	407,963
Series A, 6.00%, 6/1/2058	1,000,000	1,012,338
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	5,595,523
Series C, Zero Coupon, 6/15/2055	45,000,000	4,090,986
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty, Inc., Zero Coupon, 10/1/2035 (c)	220,000	156,553
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (c)	9,710,000	8,615,489
Series B, 4.00%, 10/1/2044	650,000	627,930
Series B, Assured Guaranty, Inc., 4.00%, 10/1/2053 (c)	3,125,000	2,758,496
Series B, 5.00%, 10/1/2034	1,260,000	1,320,343
		29,924,329
FLORIDA — 6.2%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	309,211
5.00%, 11/15/2024 (d) (e)	9,306	140
Ave Maria Stewardship Community District, Special Assessment, FL 5.60%, 5/1/2056	405,000	407,030
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	1,048,863
Babcock Ranch Community Independent Special District, Special Assessment, FL:
Series 2024, 5.00%, 5/1/2044 (a)	1,370,000	1,411,057
Series 2024, 5.25%, 5/1/2055 (a)	500,000	502,614
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	100,032
Boggy Creek Improvement District, Special Assessment, FL 5.13%, 5/1/2043	1,775,000	1,843,390
Brevard County Health Facilities Authority Revenue, FL Series A, 5.00%, 4/1/2052	1,000,000	1,014,288
See accompanying notes to financial statements.
38

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Cabot Citrus Farms Community Development District, Special Assessment, FL 5.25%, 3/1/2029	$1,000,000	$1,007,318
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (a)	1,000,000	669,110
Capital Projects Finance Authority Revenue, FL:
5.00%, 6/15/2064 (a)	1,000,000	902,065
Series 2024A-1, 5.00%, 6/1/2049 (a)	2,000,000	1,649,317
Series 2024A-1, 5.25%, 6/1/2039 (a)	1,500,000	1,393,055
Series 2024A-1, 5.25%, 6/1/2044 (a)	1,500,000	1,347,112
Series A, 7.13%, 1/1/2065 (a)	1,095,000	1,152,506
Series A, 7.25%, 1/1/2055 (a)	1,000,000	1,070,921
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (a)	1,500,000	1,353,466
4.00%, 6/15/2051 (a)	845,000	653,670
Series A, 4.00%, 7/1/2056 (a)	885,000	688,101
Series A, 4.50%, 7/1/2029 (a)	770,000	769,045
5.00%, 12/15/2040 (a)	190,000	188,915
5.00%, 7/1/2046 (a)	750,000	582,250
Series A, 5.00%, 6/15/2039 (a)	390,000	384,285
Series A, 5.00%, 6/15/2049 (a)	2,425,000	2,249,738
Series A, 5.00%, 7/1/2050	600,000	448,701
Series A, 5.00%, 6/15/2055 (a)	290,000	296,386
Series A-1, 5.00%, 1/1/2055 (a)	250,000	218,528
Series A-1, 5.00%, 7/1/2056 (a)	3,850,000	3,507,212
Series A, 5.13%, 6/15/2037 (a)	450,000	450,832
Series A, 5.25%, 12/1/2058 (a)	2,500,000	2,392,488
Series A, 5.38%, 6/15/2038 (a)	105,000	105,071
5.63%, 8/1/2037 (a)	115,000	111,691
5.88%, 8/1/2052 (a)	610,000	537,414
6.10%, 8/15/2038 (a)	215,000	219,476
Capital Trust Authority Revenue, FL:
4.50%, 6/15/2033 (a) (g)	1,300,000	1,306,255
Series A, 5.00%, 6/1/2054 (a)	2,000,000	1,887,206
Series A, 5.25%, 6/15/2059 (a)	1,000,000	929,596
Series A, 5.38%, 7/1/2065 (a)	1,000,000	982,119
Series A, 5.63%, 6/15/2044 (a)	405,000	420,115
5.75%, 8/15/2049 (a)	1,355,000	1,351,801
6.00%, 8/15/2063 (a)	1,450,000	1,444,042
Security Description	Principal Amount	Value
Series A, 6.00%, 6/15/2054 (a)	$110,000	$113,020
Series A, 6.13%, 6/15/2060 (a)	285,000	292,954
Series A, 6.38%, 6/15/2058 (a)	1,000,000	1,022,957
Series A, 6.50%, 12/15/2053 (a)	1,320,000	1,243,342
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053 (d) (e)	2,585,000	2,068,000
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (c)	100,000	95,884
Charlotte County Industrial Development Authority Revenue, FL:
Series A, AMT, 4.00%, 10/1/2051 (a)	1,720,000	1,430,595
AMT, 5.88%, 10/1/2045	250,000	263,640
AMT, 6.13%, 10/1/2055	500,000	520,234
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	391,573
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	909,049
City of Tallahassee Revenue, FL:
Series A, 5.00%, 12/1/2040	1,000,000	1,000,410
Series A, 5.00%, 12/1/2055	440,000	434,339
City of Tampa Revenue, FL:
Series A, Zero Coupon, 9/1/2053	2,000,000	497,181
5.00%, 4/1/2040	500,000	500,504
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (a)	140,000	144,299
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	210,068
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	139,996
Series A, AMT, 5.00%, 10/1/2036	300,000	313,569
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	100,139
5.00%, 10/1/2036	765,000	769,207
See accompanying notes to financial statements.
39

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
County of Miami-Dade Revenue, FL Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2048 (c)	$595,000	$220,207
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AMT, Assured Guaranty Inc., 4.00%, 10/1/2045 (c)	1,000,000	933,287
County of Okaloosa Revenue, FL 5.75%, 5/15/2055 (a)	1,690,000	1,736,736
County of Osceola Transportation Revenue, FL:
Series A2, Zero Coupon, 10/1/2041	3,125,000	1,562,049
Series A-2, Zero Coupon, 10/1/2043	3,500,000	1,561,273
County of Palm Beach Revenue, FL:
Series A, 5.00%, 4/1/2051 (a)	110,000	106,752
Series A, 5.75%, 10/1/2055 (a)	3,500,000	3,661,128
Series A, 5.75%, 10/1/2065 (a)	2,000,000	2,074,335
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	306,519
5.75%, 5/1/2054	500,000	510,926
Curiosity Creek Community Development District, Special Assessment, FL 5.88%, 5/1/2056 (a)	2,500,000	2,523,687
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,985,000	1,630,085
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	908,079
Series A, 5.00%, 8/15/2031	155,000	162,889
Series A, 5.00%, 8/15/2033	1,595,000	1,664,517
Florida Development Finance Corp. Revenue, FL:
AMT, Zero Coupon, 7/15/2032 (a) (b)	6,135,000	1,717,800
4.00%, 11/15/2039	500,000	493,762
Series A, 4.00%, 7/1/2045	600,000	516,593
Series A, 4.00%, 7/1/2051 (a)	750,000	637,610
Series A, 4.00%, 6/1/2055 (a)	1,000,000	771,648
Series A, 4.00%, 6/30/2056 (a)	1,490,000	1,082,966
AMT, VRN, 4.35%, 4/1/2037 (b) (g)	3,335,000	3,358,773
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	3,500,000	3,551,245
Security Description	Principal Amount	Value
AMT, 4.50%, 7/1/2032 (a)	$1,200,000	$1,203,105
Series A, 4.75%, 7/15/2036 (a)	500,000	500,030
AMT, 5.00%, 5/1/2029 (a)	3,060,000	3,083,836
5.00%, 6/1/2051 (a)	2,000,000	1,912,242
Series A, 5.00%, 6/15/2035	2,425,000	2,448,841
Series A, 5.00%, 2/1/2052	2,000,000	1,922,029
Series C, 5.00%, 9/15/2040 (a)	100,000	98,251
5.25%, 6/15/2029 (a)	2,200,000	2,205,036
AMT, 5.25%, 8/1/2029 (a)	2,000,000	2,058,584
Series A, 5.25%, 6/1/2050 (a)	1,000,000	993,113
Series A, 5.25%, 6/1/2055 (a)	1,000,000	977,575
Series A1, 5.25%, 6/1/2054 (a)	1,000,000	998,183
Series A, 5.50%, 6/1/2054 (a)	1,400,000	1,362,402
Series A, 5.50%, 6/1/2059 (a)	1,505,000	1,448,047
Series A, 6.13%, 6/15/2044 (a)	555,000	555,300
Series A, 6.50%, 7/1/2044	925,000	925,845
Series A, 6.75%, 6/15/2053 (a)	2,000,000	2,117,745
Series A, AMT, 12.00%, 7/15/2059 (a) (b)	5,000,000	1,400,000
Series B, AMT, VRN, 12.00%, 7/1/2057 (a) (b)	7,680,000	4,992,000
Florida Higher Educational Facilities Financing Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	959,706
6.00%, 7/1/2045 (a)	5,000,000	5,147,439
Florida Local Government Finance Commission Revenue, FL:
Series A, 6.13%, 6/15/2065 (a)	2,000,000	2,038,683
Series A, 6.63%, 11/15/2045 (a)	335,000	365,147
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,201,156
6.00%, 5/1/2055	2,340,000	2,387,421
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,850,643
AMT, 5.50%, 11/1/2037	1,600,000	1,718,276
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	578,149
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	111,551
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	997,194
See accompanying notes to financial statements.
40

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty, Inc., 3.00%, 7/1/2035 (c)	$115,000	$109,718
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (d) (e)	396,898	4,961
Series A, 6.25%, 4/1/2049 (d) (e)	396,897	4,961
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,904,926
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	1,030,286
Lakewood Ranch Stewardship District, Special Assessment, FL:
6.00%, 5/1/2056	1,890,000	2,000,472
6.13%, 5/1/2043	1,200,000	1,318,830
6.30%, 5/1/2054	1,080,000	1,151,151
Lee County Industrial Development Authority Revenue, FL:
5.25%, 10/1/2044 (a) (g)	1,785,000	1,827,783
Series A, 5.25%, 10/1/2057	550,000	525,858
5.75%, 6/15/2042 (a)	500,000	500,111
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	704,317
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,012,900
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	246,396
Miami-Dade County Industrial Development Authority Revenue, FL:
Series A-1, VRN, 5.38%, 7/1/2065 (a) (b)	3,100,000	3,243,612
Series A, 5.50%, 7/1/2061 (a)	1,000,000	930,314
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055	1,450,000	1,368,579
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,419,336
Series B, 5.00%, 5/1/2037	925,000	918,102
Security Description	Principal Amount	Value
Mirada Community Development District/Pasco County, Special Assessment, FL:
4.75%, 5/1/2031	$220,000	$222,697
5.63%, 5/1/2044	635,000	654,491
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	980,000	823,262
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	765,000	786,423
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	360,370
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,750,000	1,837,712
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,535,955
Series B, 4.00%, 5/15/2053	500,000	408,632
Series A, 5.00%, 11/1/2047	1,600,000	1,614,302
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	500,000	517,081
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	35,000	35,633
5.00%, 7/1/2039	410,000	414,667
Putnam County School District, General Obligation, FL Assured Guaranty, Inc., 5.00%, 7/1/2054 (c)	1,000,000	1,034,071
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	53,707
Series 2021, 4.00%, 5/1/2051	135,000	115,111
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	351,100
6.00%, 5/1/2056	1,000,000	1,021,417
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	1,300,000	1,135,702
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,404,690
See accompanying notes to financial statements.
41

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.50%, 11/15/2049	$1,515,000	$1,455,629
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	964,408
Series A, 4.00%, 12/15/2041	750,000	685,267
Series A, 4.00%, 12/15/2046	750,000	632,986
Series A, 4.00%, 12/15/2050	1,000,000	800,536
Tolomato Community Development District, Special Assessment, FL Series A-2, 4.25%, 5/1/2037	1,100,000	1,105,502
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	573,234
V-Dana Community Development District, Special Assessment, FL 5.55%, 5/1/2055	240,000	242,240
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,745,000	1,692,111
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,880,000	1,528,433
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,780,000	2,834,411
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (a)	990,000	991,817
5.00%, 5/1/2043 (a)	1,155,000	1,191,486
5.25%, 5/1/2054 (a)	1,510,000	1,527,034
Village Community Development District No. 16, Special Assessment, FL 4.88%, 5/1/2045	1,620,000	1,653,558
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	130,000
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	1,003,692
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	790,000	813,640
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	435,000	452,003
		192,845,410
Security Description	Principal Amount	Value
GEORGIA — 2.2%
Assembly Community Improvement District, Special Assessment, GA Series A, 6.88%, 7/1/2057 (a)	$2,500,000	$2,756,949
Atlanta Development Authority Revenue, GA:
Series 1, Class A, Zero Coupon, 12/15/2048 (a) (f)	1,890,000	1,744,818
Series A, 6.00%, 7/1/2055 (a)	750,000	776,621
Series A1, 6.50%, 1/1/2029 (d) (e)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (d) (e)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (d) (e)	500,000	225,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (a)	2,950,000	3,031,713
Series A, 5.50%, 4/1/2039 (a)	2,350,000	2,418,434
Augusta Development Authority Revenue, GA 4.00%, 7/1/2037	105,000	105,131
Bartow County Tax Allocation District No. 3, Special Obligation, GA Zero Coupon, 4/1/2051 (a) (f)	5,000,000	4,089,764
Development Authority for Fulton County Revenue, GA:
Series A-1, 5.50%, 7/1/2051 (a) (g)	1,500,000	1,511,156
Series A-1, 5.63%, 7/1/2056 (a) (g)	1,500,000	1,512,367
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,426,198
Series D, 4.13%, 11/1/2045	435,000	425,316
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (a)	1,250,000	1,260,383
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (a)	2,500,000	2,271,221
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	697,690
Series A, 5.25%, 10/1/2049	115,000	91,563
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	2,310,000	2,361,983
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (a)	6,350,000	5,331,990
5.00%, 7/1/2042	1,000,000	1,000,410
See accompanying notes to financial statements.
42

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	$1,330,000	$1,210,440
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (a)	1,850,000	1,796,758
Series A, 4.00%, 1/1/2054	3,495,000	2,986,676
Series B, 5.00%, 1/1/2054 (a)	1,500,000	1,474,361
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (c)	629,000	642,027
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (a)	250,000	252,531
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	7,750,000	7,780,747
Series A, 5.00%, 5/15/2043	2,500,000	2,542,836
Series A, 5.00%, 5/15/2049	1,500,000	1,558,344
Series A, 5.50%, 9/15/2026	205,000	205,937
Municipal Electric Authority of Georgia Revenue, GA:
Series A, Assured Guaranty, Inc., 4.00%, 1/1/2044 (c)	2,000,000	1,983,002
Series A, 5.00%, 7/1/2060	635,000	635,044
Series B, 5.00%, 1/1/2048	850,000	853,045
Series A, 5.50%, 7/1/2060	170,000	170,049
Series A, 5.50%, 7/1/2063	2,500,000	2,577,523
Savannah Georgia Convention Center Authority Revenue, GA:
Series B, 5.50%, 6/1/2040 (a)	1,265,000	1,293,618
Series B, 6.00%, 6/1/2050 (a)	2,735,000	2,763,048
		66,689,443
GUAM — 0.5%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	3,780,000	3,781,497
Series A, 5.00%, 1/1/2050	6,925,000	7,105,879
Guam Power Authority Revenue, GU Series A, 5.00%, 10/1/2042	445,000	465,830
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	469,953
Series A, 5.00%, 12/1/2046	2,750,000	2,740,008
Series G, 5.25%, 1/1/2038	950,000	1,039,806
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	125,000	130,342
		15,733,315
Security Description	Principal Amount	Value
HAWAII — 0.3%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	$2,000,000	$1,769,878
Series B, AMT, 4.00%, 3/1/2037	5,000,000	4,960,789
5.00%, 7/1/2039 (a)	1,000,000	995,321
Series A, 5.00%, 1/1/2045 (a)	750,000	692,244
6.00%, 7/1/2028 (a)	355,000	360,486
		8,778,718
IDAHO — 0.3%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (a)	159,000	163,296
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (a)	1,000,000	1,000,809
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	610,238
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (a)	2,171,000	2,124,531
6.25%, 9/1/2053 (a)	1,740,000	1,798,762
6.25%, 9/1/2054 (a)	1,950,000	2,028,826
		7,726,462
ILLINOIS — 6.9%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	252,829
6.10%, 4/1/2036	45,000	45,597
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (c)	225,000	214,378
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (c)	100,000	91,873
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (c)	1,060,000	863,660
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (c)	830,000	762,545
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (c)	620,000	548,102
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (c)	220,000	186,922
Series A, 4.00%, 12/1/2047	6,750,000	5,548,268
See accompanying notes to financial statements.
43

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series B, 4.00%, 12/1/2035	$200,000	$189,335
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2028 (c)	150,000	156,578
Series A, 5.00%, 12/1/2030	1,935,000	1,977,668
Series A, 5.00%, 12/1/2031	600,000	608,034
Series A, 5.00%, 12/1/2033	6,000,000	6,164,486
Series A, 5.00%, 12/1/2034	3,315,000	3,370,886
Series A, 5.00%, 12/1/2035	1,500,000	1,511,909
Series A, 5.00%, 12/1/2036	3,550,000	3,585,758
Series A, 5.00%, 12/1/2037	150,000	150,997
Series A, 5.00%, 12/1/2039	910,000	911,007
Series A, 5.00%, 12/1/2042	4,080,000	3,963,747
Series A, 5.00%, 12/1/2047	1,875,000	1,756,867
Series B, 5.00%, 12/1/2029	100,000	102,462
Series B, 5.00%, 12/1/2031	8,250,000	8,460,367
Series B, 5.00%, 12/1/2033	340,000	345,335
Series B, 5.00%, 12/1/2034	410,000	409,975
Series C, 5.00%, 12/1/2030	3,780,000	3,814,921
Series C, 5.00%, 12/1/2034	5,080,000	5,098,851
Series D, 5.00%, 12/1/2027	2,400,000	2,430,148
Series D, 5.00%, 12/1/2046	6,700,000	6,348,298
Series G, 5.00%, 12/1/2034	2,400,000	2,408,906
Series H, 5.00%, 12/1/2036	1,445,000	1,448,981
Series H, 5.00%, 12/1/2046	1,500,000	1,423,034
Series E, 5.13%, 12/1/2032	765,000	765,024
Series C, 5.25%, 12/1/2035	725,000	724,053
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (c)	310,000	311,831
Series A, 5.88%, 12/1/2047	10,225,000	10,484,105
Series A, 6.00%, 12/1/2049	3,100,000	3,208,670
Series B, 6.00%, 12/1/2037	2,000,000	2,207,127
Series A, 6.25%, 12/1/2050	5,405,000	5,736,492
Chicago O'Hare International Airport Revenue, IL:
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (c)	300,000	270,412
Series D, 5.00%, 1/1/2034	4,000,000	4,533,666
City of Chicago Wastewater Transmission Revenue, IL Series A, Build America Mutual Assurance Corp., 5.00%, 1/1/2042 (c)	1,500,000	1,612,841
City of Chicago Waterworks Revenue, IL Series A, 5.50%, 11/1/2066	1,795,000	1,910,988
City of Chicago, General Obligation, IL:
Series B, 4.00%, 1/1/2038	4,209,000	3,947,063
Series A, National Public Finance Guarantee Corp., 5.00%, 1/1/2044	6,200,000	6,195,182
Series B, 5.00%, 1/1/2034	5,000,000	5,236,970
Series C, 5.00%, 1/1/2038	885,000	885,000
Series A, 5.25%, 1/1/2045	3,700,000	3,725,033
Series A, 5.50%, 1/1/2039	2,800,000	2,926,953
Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2040	$2,720,000	$2,834,135
Series A, 5.50%, 1/1/2049	305,000	306,624
Series A, Build America Mutual Assurance Corp., 6.00%, 1/1/2046 (c)	5,000,000	5,501,717
Series A, 6.00%, 1/1/2050	4,000,000	4,213,816
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (a)	440,000	429,098
Series C, 4.25%, 8/1/2042	1,050,000	966,158
Series A, 4.50%, 8/1/2033 (a)	1,275,000	1,316,445
5.00%, 5/15/2033	1,665,000	1,667,096
5.00%, 5/15/2040 (d) (e)	1,070,666	10,707
Series A, 5.00%, 11/1/2036	975,000	1,047,360
Series A, 5.00%, 8/1/2042	580,000	580,720
Series A, 5.00%, 7/1/2051 (a)	1,000,000	733,477
Series A, 5.13%, 10/1/2035 (a)	120,000	123,493
Series A, 5.25%, 5/1/2038	1,030,000	1,031,243
Series A, 5.25%, 8/1/2038 (a)	300,000	319,751
5.50%, 4/1/2032	500,000	500,197
5.75%, 10/1/2045 (a)	500,000	507,988
Series A, 5.88%, 9/1/2046 (a)	2,900,000	2,904,931
6.00%, 10/1/2050 (a)	1,325,000	1,336,652
Series A, 6.00%, 4/1/2038 (a)	1,175,000	1,197,817
Series A, 6.00%, 10/1/2045 (a)	470,000	486,135
Series A, 6.13%, 4/1/2049 (a)	500,000	502,232
Series A, 6.13%, 10/1/2050 (a)	425,000	434,639
Series A, 6.13%, 4/1/2058 (a)	1,390,000	1,391,498
Series A, 6.50%, 3/1/2055	611,986	574,171
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,147,491
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty, Inc., Zero Coupon, 6/15/2027 (c)	125,000	121,631
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (c)	105,000	95,547
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (c)	3,000,000	2,684,454
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2030 (c)	10,555,000	9,124,301
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (c)	215,000	182,379
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (c)	190,000	143,129
See accompanying notes to financial statements.
44

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (c)	$220,000	$162,300
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (c)	140,000	98,892
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (c)	650,000	428,069
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (c)	200,000	116,958
Series A, Zero Coupon, 6/15/2041	500,000	266,216
Series B, Zero Coupon, 12/15/2041	395,000	205,925
Series B, Zero Coupon, 12/15/2051	2,200,000	647,829
Series A, 4.00%, 12/15/2042	13,500,000	13,160,432
Series A, 5.00%, 6/15/2050	8,000,000	8,072,590
Series A, 5.00%, 6/15/2053	4,000,000	4,000,056
Series B, 5.00%, 12/15/2040	25,000	25,014
Series B, 5.00%, 6/15/2042	205,000	212,501
Series B, 5.00%, 6/15/2052	2,395,000	2,395,020
Series B, 5.00%, 6/15/2053	1,000,000	1,016,363
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (c)	885,000	922,329
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	214,696
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	105,924
Sales Tax Securitization Corp. Revenue, IL Series C, 5.00%, 1/1/2038	2,320,000	2,427,245
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	476,583
Series D, 3.00%, 6/15/2031	710,000	696,446
Series A, 5.00%, 6/15/2027	250,000	250,342
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,028
4.00%, 6/1/2032	1,820,000	1,820,610
Series C, 4.00%, 10/1/2043	5,000,000	4,773,644
Series B, 4.25%, 5/1/2046	5,750,000	5,474,727
5.00%, 1/1/2029	1,000,000	1,001,631
5.00%, 11/1/2034	120,000	120,573
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	248,637
Series A, 5.50%, 12/1/2043	115,000	114,999
Security Description	Principal Amount	Value
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2040 (c)	$190,000	$190,772
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	265,391
		214,303,908
INDIANA — 0.4%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (d) (e) (h)	702,697	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (a)	405,000	418,426
AMT, 4.88%, 1/1/2044 (a)	2,610,000	2,694,882
Series A, 6.25%, 10/1/2050 (a)	1,000,000	998,076
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	100,149
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	170,808
Series 2, 4.00%, 10/1/2036	640,000	651,445
Series A, 4.50%, 7/1/2053	250,000	188,765
5.00%, 10/1/2042	1,170,000	1,102,491
Series A, 5.00%, 6/1/2053	1,500,000	1,478,023
5.13%, 9/15/2051	1,500,000	1,504,425
5.25%, 7/1/2045	1,140,000	1,128,335
Series A, AMT, 6.75%, 5/1/2039	275,000	306,297
AMT, 7.00%, 3/1/2039 (a) (d) (e)	500,000	50
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,045,263
Series F, 7.75%, 3/1/2067	1,725,000	1,900,020
		13,687,462
IOWA — 0.4%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	3,000,000	3,000,985
Series A, 5.00%, 5/15/2036	1,250,000	1,250,527
Series A, 5.00%, 5/15/2039	65,000	67,834
Series A, 5.00%, 5/15/2041	545,000	545,111
Series A, 5.00%, 5/15/2043	935,000	937,721
Series A, 5.00%, 5/15/2044	80,000	81,638
Series A, 5.00%, 5/15/2047	415,000	413,944
Series A, 5.13%, 5/15/2059	1,350,000	1,303,830
5.75%, 10/1/2055	1,500,000	1,547,757
See accompanying notes to financial statements.
45

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Class 2, Zero Coupon, 6/1/2065	$4,740,000	$712,249
Series A2, Class 1, 4.00%, 6/1/2049	4,175,000	3,669,291
		13,530,887
KANSAS — 0.4%
City of Garden City Revenue, KS 4.25%, 6/1/2033 (a)	1,000,000	1,006,089
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	553,667
City of Manhattan Revenue, KS:
Series A, 5.50%, 6/1/2055	1,250,000	1,277,872
Series A, 5.50%, 6/1/2060	1,000,000	1,015,676
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (d) (e)	200,000	52,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	658,962
Series I, 5.00%, 5/15/2033	350,000	352,190
Series VIII, 5.75%, 5/15/2045	1,500,000	1,525,372
Series A, 6.75%, 6/1/2060	1,730,000	1,795,911
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (c)	160,000	151,766
Wyandotte County-Kansas City Unified Government, Special Obligation, KS 5.75%, 3/1/2041 (a)	2,500,000	2,557,201
		10,946,706
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (a)	2,875,000	2,908,082
Series A, AMT, 4.70%, 1/1/2052 (a)	3,940,000	3,834,022
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	215,027
Floyd County School District Finance Corp. Revenue, KY State Intercept, 3.50%, 8/1/2033	235,000	233,896
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 12/1/2041 (c)	500,000	493,888
Series A, 5.00%, 6/1/2037	1,520,000	1,525,511
Series A, 5.00%, 6/1/2045	2,500,000	2,505,744
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2045 (c)	550,000	554,790
Series A, 5.25%, 6/1/2050	100,000	99,995
Security Description	Principal Amount	Value
5.50%, 11/15/2035	$105,000	$104,994
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (c)	780,000	750,211
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (c)	125,000	125,060
Kentucky Public Energy Authority Revenue, KY:
Series A, 5.00%, 5/1/2055 (b)	4,500,000	4,725,036
Series A, VRN, 5.25%, 6/1/2055 (b)	6,510,000	6,897,432
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, Assured Guaranty, Inc., 5.00%, 5/15/2047 (c)	1,000,000	1,018,759
Series A, 5.00%, 5/15/2052	2,000,000	1,949,853
		27,942,300
LOUISIANA — 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,017,467
City of New Orleans, General Obligation, LA Series A, 5.75%, 12/1/2055	4,100,000	4,416,135
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty, Inc., 3.00%, 12/1/2035 (c)	200,000	190,844
Series B, Assured Guaranty, Inc., 4.00%, 12/1/2041 (c)	480,000	472,623
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (c)	365,000	366,179
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2036 (c)	260,000	265,843
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (a)	1,175,000	1,181,305
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,196,766
4.00%, 11/1/2046 (a)	875,000	798,265
5.00%, 11/15/2037 (a)	1,000,000	1,041,769
Series A, 5.00%, 1/1/2049	1,500,000	1,196,849
Louisiana Public Facilities Authority Revenue, LA:
5.00%, 5/15/2046	1,000,000	1,001,965
Series A, 5.00%, 6/1/2039 (a)	1,300,000	1,297,142
See accompanying notes to financial statements.
46

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2041 (a)	$2,350,000	$1,997,368
Series A, 5.00%, 7/1/2043	1,000,000	1,029,585
Series A, 5.00%, 12/15/2043 (a)	1,350,000	1,350,426
Series A, 5.00%, 7/1/2046	500,000	500,104
Series A, 5.00%, 7/1/2047	2,000,000	2,007,432
Series A, 5.00%, 7/1/2051	385,000	384,982
5.25%, 10/1/2046 (b)	2,590,000	2,636,147
5.63%, 6/1/2037 (a)	420,000	433,561
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,053,899
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,071,531
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	2,395,000	2,637,156
Series 2010-A, 6.35%, 10/1/2040 (a)	2,000,000	2,168,733
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (a)	1,000,000	845,384
		37,559,460
MAINE — 0.2%
Finance Authority of Maine Revenue, ME:
AMT, 4.63%, 12/1/2047 (a) (b)	650,000	679,077
Series R-3, AMT, 5.00%, 8/1/2035 (a)	2,150,000	2,272,957
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	84,029
Series A, 4.00%, 7/1/2046	310,000	250,408
Series A, 5.00%, 7/1/2046	2,045,000	1,959,558
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,060
		5,772,089
MARYLAND — 0.9%
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,331,964
5.00%, 9/1/2027	305,000	308,843
5.00%, 9/1/2028	750,000	759,057
5.00%, 9/1/2031	500,000	504,951
5.00%, 9/1/2039	1,250,000	1,253,546
5.00%, 6/1/2045 (a)	825,000	840,504
5.00%, 9/1/2046	250,000	245,601
5.00%, 6/1/2051	550,000	554,952
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,220,000	1,223,841
5.00%, 7/1/2036	474,000	482,658
Security Description	Principal Amount	Value
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	$500,000	$504,658
Series B, 5.00%, 11/1/2042	2,105,000	2,111,132
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (a)	1,500,000	1,492,281
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	837,429
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (a)	965,000	871,487
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (a)	1,600,000	1,612,487
Maryland Economic Development Corp. Revenue, MD:
VRN, 5.00%, 7/1/2048 (a) (b)	1,000,000	1,080,187
Series A, 5.63%, 7/1/2043	1,500,000	1,611,066
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	470,000	457,679
4.00%, 9/1/2040	325,000	302,184
4.00%, 9/1/2050	2,520,000	2,142,717
4.38%, 7/1/2036	1,155,000	1,154,310
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	439,467
Series A, 5.00%, 7/1/2038	100,000	100,061
Series A, 5.00%, 5/15/2045	2,690,000	2,709,403
Series A, 5.50%, 1/1/2031	100,000	100,908
Series A, 5.50%, 1/1/2036	3,500,000	3,525,632
		28,559,005
MASSACHUSETTS — 1.4%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,015
5.00%, 6/15/2054	500,000	480,122
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,208,970
Series B, 4.00%, 6/1/2035	2,275,000	2,139,979
Series D, 4.00%, 7/1/2045	350,000	320,438
4.13%, 10/1/2042 (a)	500,000	487,999
5.00%, 7/1/2041	3,500,000	3,501,507
5.00%, 10/1/2043	950,000	926,113
5.00%, 7/1/2047	870,000	738,227
5.00%, 7/1/2051 (a)	750,000	649,887
5.00%, 10/1/2057 (a)	3,420,000	3,394,791
Series A, 5.00%, 10/1/2043	1,000,000	986,625
Series A, 5.00%, 7/1/2044 (a)	470,000	480,632
Series A, 5.00%, 1/1/2047	2,000,000	1,999,060
Series A, 5.00%, 7/1/2060 (a)	550,000	534,535
Series D, 5.00%, 7/1/2044	1,515,000	1,515,421
Series G, 5.00%, 7/1/2044	1,000,000	993,268
See accompanying notes to financial statements.
47

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series I, 5.00%, 7/1/2041	$1,000,000	$999,977
Series J2, 5.00%, 7/1/2048	2,100,000	2,117,004
Series L, 5.00%, 7/1/2044	500,000	502,137
Series A, 5.25%, 7/1/2034	10,000	9,576
Series G, 5.25%, 7/1/2052	2,500,000	2,526,273
Series N-1, 5.25%, 7/1/2050	2,000,000	2,071,882
Series A, 5.50%, 7/1/2044	325,000	300,145
Series A, 5.50%, 8/15/2050	5,230,000	5,591,448
6.00%, 7/1/2050	3,000,000	3,198,476
Series A, 6.00%, 10/1/2049	1,000,000	1,097,770
Series A-1, 6.50%, 7/15/2060 (a)	4,000,000	4,124,730
		43,997,007
MICHIGAN — 0.9%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (c)	105,000	108,914
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,426,335
Series A, 5.00%, 4/1/2046	250,000	256,494
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,435,000	1,494,501
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	915,452
Series A, 5.50%, 4/1/2039	3,000,000	2,922,129
Kalamazoo Economic Development Corp. Revenue, MI:
Series B-3, 3.90%, 8/15/2031 (a)	1,000,000	993,344
Series A, 5.00%, 5/15/2055	3,000,000	2,836,466
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,720,562
Series A, Class 1, 4.00%, 6/1/2049	6,000,000	5,190,446
4.40%, 4/1/2031 (a)	100,000	92,526
4.90%, 4/1/2041 (a)	260,000	210,018
Series A, 5.00%, 11/15/2048	2,350,000	2,392,600
5.25%, 2/1/2027	110,000	110,715
5.50%, 2/28/2057	2,590,000	2,685,005
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	1,000,924
4.25%, 10/1/2036 (a)	350,000	354,631
AMT, 5.00%, 6/30/2030	35,000	36,143
AMT, 5.00%, 6/30/2031	665,000	685,525
AMT, 5.00%, 12/31/2032	550,000	565,688
Security Description	Principal Amount	Value
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	$715,000	$93,158
Series C, Zero Coupon, 6/1/2058	20,900,000	353,747
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	822,808
		28,268,131
MINNESOTA — 1.0%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	148,995
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	343,593
Series A, 5.00%, 7/1/2056	2,125,000	1,805,677
Series A, 5.38%, 8/1/2050	1,000,000	1,001,267
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	94,245
City of Minneapolis Revenue, MN:
Series A, 4.00%, 11/15/2037	3,000,000	2,988,294
Series A, 5.00%, 12/1/2047 (a)	300,000	274,697
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	941,203
Series A, 5.00%, 8/1/2048	1,050,000	877,067
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	127,754
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	145,033
City of Woodbury Revenue, MN:
5.50%, 6/1/2055 (a)	1,635,000	1,556,757
5.50%, 6/1/2063 (a)	2,060,000	1,925,665
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,540,863
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	920,043
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	199,745
Series A, 5.00%, 12/1/2041	500,000	501,079
Series A, 5.00%, 9/1/2043	1,315,000	1,322,548
Series A, 5.00%, 11/15/2047	995,000	995,552
5.25%, 3/1/2043 (a)	1,205,000	1,217,225
5.50%, 3/1/2053 (a)	1,765,000	1,775,780
See accompanying notes to financial statements.
48

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	$1,000,000	$1,053,440
Minnesota Municipal Gas Agency Revenue, MN Series A, 5.00%, 9/1/2035	6,900,000	7,200,111
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (a)	255,000	250,391
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	185,000	185,136
		30,392,160
MISSISSIPPI — 0.2%
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,133
Mississippi Development Bank Revenue, MS:
Assured Guaranty, Inc., 3.50%, 9/1/2034 (c)	300,000	294,688
4.00%, 10/1/2041 (a)	1,000,000	855,598
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,111,178
Series A, 5.00%, 9/1/2046	1,500,000	1,505,409
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	629,920
Series A, 5.00%, 10/15/2036	500,000	516,442
		7,233,368
MISSOURI — 1.0%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	304,426
4.00%, 3/1/2041	120,000	119,316
4.00%, 3/1/2046	100,000	96,257
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (a)	3,000,000	2,878,099
City of Jennings Revenue, MO 5.00%, 11/1/2023 (d) (e)	104,726	12,567
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	114,883
5.00%, 8/1/2030	530,000	501,783
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,772,409
4.00%, 6/1/2053	450,000	402,015
4.25%, 8/1/2035	280,000	277,856
Security Description	Principal Amount	Value
4.25%, 12/1/2042 (a)	$450,000	$414,910
Series A, 5.00%, 2/1/2036	670,000	670,468
Series A, 5.00%, 2/1/2042	115,000	116,823
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (a)	1,000,000	1,001,017
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	599,424
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,395,439
Series A, 5.50%, 6/15/2042 (a)	500,000	478,281
Series A, 5.63%, 6/15/2053 (a)	400,000	358,449
Series A, 5.75%, 6/15/2054	500,000	510,213
Kansas City Industrial Development Authority Revenue, MO:
Series A-1, 5.00%, 6/1/2046 (a)	1,950,000	1,984,967
Series B, 5.00%, 11/15/2046 (d) (e)	327,102	3
6.00%, 1/1/2048 (a)	1,275,000	1,316,674
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,916,704
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	744,117
Series A, 5.00%, 8/15/2051	1,000,000	965,637
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	434,970
Missouri Development Finance Board Revenue, MO:
Series C, 3.50%, 3/1/2031	265,000	260,258
Series A, 6.00%, 6/15/2040 (a)	2,400,000	2,459,828
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	150,066
5.00%, 9/1/2048	2,500,000	2,501,607
Series A, 5.00%, 9/1/2038	350,000	356,498
Series A, 5.25%, 9/1/2045 (a)	3,000,000	3,001,622
See accompanying notes to financial statements.
49

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	$210,000	$210,422
		29,328,008
MONTANA — 0.1%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	1,150,000	1,169,918
Series A, VRN, 3.90%, 3/1/2031 (b)	680,000	680,062
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	95,962
Montana Facility Finance Authority Revenue, MT:
Series B, 5.00%, 7/1/2048	325,000	327,693
Series A, 6.13%, 11/15/2056 (g)	1,000,000	1,014,318
		3,287,953
NEBRASKA — 0.1%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	723,652
Series A, 5.00%, 9/1/2036	1,140,000	1,194,051
		1,917,703
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	250,302
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	151,826
City of Las Vegas Special Improvement District No. 817, Special Assessment, NV 6.00%, 6/1/2053	990,000	1,047,096
City of Reno Revenue, NV Series C, Zero Coupon, 7/1/2058 (a)	6,500,000	1,079,425
City of Reno, Special Assessment, NV 5.25%, 6/1/2054 (a)	500,000	505,156
Clark County School District, General Obligation, NV:
Series A, Assured Guaranty, Inc., 3.00%, 6/15/2037 (c)	3,000,000	2,732,058
Series C, 3.00%, 6/15/2030	120,000	119,132
Series A, 4.00%, 6/15/2035	500,000	503,184
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	363,862
Sparks Tourism Improvement District No. 1 Revenue, NV 3.88%, 6/15/2028	255,000	256,583
Security Description	Principal Amount	Value
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (a)	$405,000	$405,071
Series A, 5.00%, 12/15/2038 (a)	750,000	750,066
Series B, AMT, VRN, 12.00%, 1/1/2065 (a) (b)	1,880,000	1,231,400
State of Nevada Department of Business & Industry, NV:
5.75%, 2/15/2038 (a) (d) (e)	1,001,791	10
5.88%, 12/15/2027 (a) (d) (e)	403,044	4
6.25%, 12/15/2037 (a) (d) (e)	1,780,571	18
6.95%, 2/15/2038 (a) (d) (e)	895,855	9
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,580,804
		12,976,006
NEW HAMPSHIRE — 1.4%
New Hampshire Business Finance Authority Revenue, NH:
Zero Coupon, 12/15/2032 (a)	1,185,000	777,985
Zero Coupon, 12/15/2033 (a)	836,000	534,968
Zero Coupon, 12/15/2034 (a)	1,700,000	990,513
Zero Coupon, 12/15/2039	2,500,000	1,055,011
Zero Coupon, 12/15/2041	1,800,000	683,079
Series 2, Class A, 3.63%, 8/20/2039	6,878,854	6,600,054
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	5,950,000	4,927,601
4.00%, 1/1/2051	1,330,000	1,127,732
Series 1-A, 4.13%, 1/20/2034	3,087,433	3,137,795
Series 2022-1, 4.38%, 9/20/2036	189,245	192,692
Series C, AMT, 4.88%, 11/1/2042 (a)	1,855,000	1,733,951
5.00%, 7/1/2041 (a)	1,855,000	1,802,955
5.25%, 12/1/2035 (a)	4,000,000	3,999,679
5.38%, 12/15/2035 (a)	3,069,000	3,069,510
5.88%, 12/1/2032 (a)	1,000,000	1,002,407
5.88%, 12/15/2033 (a)	3,424,000	3,423,660
5.95%, 12/1/2031 (a)	867,000	867,326
6.00%, 12/1/2031 (a)	1,578,000	1,581,855
6.50%, 12/1/2034 (a)	2,500,000	2,509,486
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 10/1/2038	1,000,000	965,302
5.00%, 10/1/2038	2,000,000	2,004,549
5.00%, 8/1/2041	1,000,000	1,099,576
		44,087,686
See accompanying notes to financial statements.
50

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
NEW JERSEY — 2.5%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	$345,000	$309,632
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty, Inc., Zero Coupon, 7/1/2027 (c)	160,000	154,973
Series A, 3.38%, 7/1/2030	555,000	554,974
Series C, 4.00%, 6/15/2047	155,000	148,007
Series MMM, 4.00%, 6/15/2036	335,000	339,450
Series QQQ, 4.00%, 6/15/2050	210,000	196,349
Series A, 4.13%, 7/1/2030	110,000	106,049
Series XX, 4.38%, 6/15/2027	175,000	175,159
AMT, 5.00%, 10/1/2037	100,000	101,300
Series A, 5.00%, 6/1/2036	490,000	490,155
Series A, 5.00%, 11/1/2044	500,000	519,171
Series A, 5.00%, 6/15/2047	510,000	517,496
Series C, 5.00%, 6/15/2047	365,000	370,365
5.25%, 9/15/2029	35,000	35,049
5.25%, 1/1/2044	750,000	749,365
Series B, AMT, 5.63%, 11/15/2030	2,170,000	2,173,491
AMT, 6.63%, 1/1/2045 (a)	4,500,000	4,768,883
New Jersey Economic Development Authority, NJ Zero Coupon, 11/1/2031 (h)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	483,917
Series G, 3.50%, 7/1/2031	215,000	214,992
Series B, 5.00%, 9/1/2036	300,000	300,778
Series B, 5.50%, 9/1/2032	150,000	150,580
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	521,452
4.00%, 7/1/2048	175,000	157,669
Series A, 4.00%, 7/1/2051	2,500,000	2,387,625
5.00%, 7/1/2041	2,000,000	2,001,092
Series A, 5.00%, 7/1/2043	1,500,000	1,500,000
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2030	265,000	230,895
Series A, Zero Coupon, 12/15/2033	285,000	222,227
Series A, Zero Coupon, 12/15/2035	765,000	548,466
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (c)	70,000	65,140
Series A, 4.00%, 6/15/2039	5,000,000	5,013,955
Security Description	Principal Amount	Value
Series AA, 4.00%, 6/15/2040	$2,660,000	$2,652,925
Series AA, 4.00%, 6/15/2042	3,050,000	3,004,713
Series BB, 4.00%, 6/15/2036	200,000	201,827
Series BB, 4.00%, 6/15/2044	4,140,000	4,041,392
Series A, 5.00%, 12/15/2028	100,000	105,749
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	1,750,000	1,818,747
Series AA, 5.00%, 6/15/2046	1,255,000	1,281,909
Series AA, 5.00%, 6/15/2050	3,375,000	3,523,424
Series BB, 5.00%, 6/15/2046	3,250,000	3,431,041
Series BB, 5.00%, 6/15/2050	500,000	530,379
Series AA, 5.25%, 6/15/2043	1,000,000	1,036,290
Series AA, 5.25%, 6/15/2050	1,940,000	2,065,842
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	1,000,000	997,570
Series B, 5.00%, 1/1/2034	1,220,000	1,390,501
Series A, 5.25%, 1/1/2050	1,530,000	1,657,660
Series A, 5.25%, 1/1/2055	1,665,000	1,796,125
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (c)	435,000	464,134
South Jersey Port Corp. Revenue, NJ Series B, AMT, 5.00%, 1/1/2036	150,000	152,726
South Jersey Transportation Authority Revenue, NJ Series A, 5.00%, 11/1/2045	5,115,000	5,297,678
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	181,846
Series A, 5.00%, 6/1/2046	5,780,000	5,760,976
Series B, 5.00%, 6/1/2046	6,270,000	6,174,692
Series A, 5.25%, 6/1/2046	3,105,000	3,115,170
		76,191,972
NEW MEXICO — 0.2%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,720,989
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	331,336
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	120,000	120,183
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	462,553
See accompanying notes to financial statements.
51

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (a)	$4,000,000	$3,879,245
		7,514,306
NEW YORK — 6.1%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	255,080
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	158,755
Series A, 5.00%, 7/15/2042	4,250,000	4,263,986
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	500,026
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (a)	265,000	265,385
5.00%, 11/1/2039	90,358	72,286
5.00%, 8/1/2047	1,040,000	996,390
Series A, 5.00%, 6/1/2047 (a)	150,000	142,803
Series A, 5.00%, 6/15/2051 (a)	1,500,000	1,344,217
Series B-1, 5.00%, 6/1/2055 (a)	1,215,000	1,012,298
5.25%, 11/1/2034	90,427	72,342
Series A, 5.25%, 6/15/2043 (a)	1,050,000	1,071,723
Series A, 5.25%, 6/15/2045	500,000	507,046
Series A1, 5.25%, 6/1/2040 (a)	720,000	710,857
Series A, 5.38%, 10/15/2055 (a)	2,000,000	1,963,958
5.50%, 11/1/2044	323,314	258,652
5.50%, 9/1/2045 (a)	2,970,000	2,970,021
Series A, 5.50%, 6/15/2050	1,000,000	1,006,773
Series A1, 5.50%, 6/1/2055 (a)	610,000	548,777
5.75%, 6/1/2042 (a)	1,000,000	1,017,049
Series A, 7.00%, 12/15/2055 (a)	4,750,000	4,852,025
Series A, 7.00%, 12/15/2065 (a)	3,000,000	3,051,728
Series B, 7.00%, 4/15/2053 (a)	2,000,000	2,062,785
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	495,000	495,555
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (a)	2,000,000	2,000,097
Security Description	Principal Amount	Value
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2049	$400,000	$354,616
Series A, 5.00%, 7/1/2045	1,000,000	1,011,684
Series A, 5.00%, 7/1/2051	800,000	802,789
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (a)	20,250,000	2,670,122
Series A, 5.00%, 6/1/2038	175,000	162,848
Series A, 5.00%, 6/1/2045	3,635,000	2,982,263
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,775,000	573,059
Series A, 5.00%, 1/1/2056	3,500,000	2,929,261
Series C, 5.63%, 1/1/2055 (b)	620,000	575,647
Hempstead Town Local Development Corp. Revenue, NY:
Series A, 5.25%, 6/15/2052	1,000,000	975,255
Series A, 5.53%, 2/1/2040	850,000	846,380
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	2,800,000	2,799,821
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	476,971
Series A, 5.00%, 9/1/2038	485,000	517,335
Series A, 5.00%, 9/1/2049	2,500,000	2,632,824
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2032	300,000	242,765
Series D, 3.00%, 11/15/2032	215,000	204,213
Series C1, 3.25%, 11/15/2036	290,000	265,286
Series A-2, 4.00%, 11/15/2042	1,375,000	1,344,391
Series D, 4.00%, 11/15/2042	6,120,000	5,906,299
Series E, 4.00%, 11/15/2045	1,500,000	1,433,896
Series A-1, 5.00%, 11/15/2047	520,000	530,873
Series B, 5.00%, 11/15/2037	625,000	628,475
Monroe County Industrial Development Corp. Revenue, NY:
Series A, 3.00%, 12/1/2040	1,000,000	828,183
Series A, 4.00%, 12/1/2038	3,600,000	3,524,705
5.00%, 1/1/2040	690,000	691,957
5.00%, 1/1/2050	500,000	460,249
Series A, 5.00%, 7/1/2054 (a)	2,000,000	1,819,883
Series A, 5.00%, 7/1/2059 (a)	1,000,000	895,424
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,000,000	1,000,122
See accompanying notes to financial statements.
52

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	$750,000	$686,850
Series A, 5.00%, 7/1/2043	1,240,000	1,106,846
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	1,314,036
Series A-3, 5.13%, 6/1/2046	1,380,000	760,897
Series A2, 5.25%, 6/1/2026 (b) (d) (e)	1,214,867	668,177
New York City Housing Development Corp. Revenue, NY:
Series 2024, Class E, 4.38%, 12/15/2031	440,000	447,436
Series 2024, Class F, 5.25%, 12/15/2031	500,000	515,223
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty, Inc., Zero Coupon, 3/1/2033 (c)	530,000	418,382
Assured Guaranty, Inc., Zero Coupon, 3/1/2036 (c)	340,000	234,761
Assured Guaranty, Inc., Zero Coupon, 3/1/2045 (c)	575,000	242,268
Series A, Assured Guaranty, Inc., 3.00%, 3/1/2049 (c)	3,000,000	2,253,981
5.75%, 10/1/2037 (d) (e)	1,000,000	620,000
New York Convention Center Development Corp. Revenue, NY Series B, Zero Coupon, 11/15/2045	700,000	285,456
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,297,718
Series A, 5.00%, 6/1/2045	1,000,000	777,402
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	876,108
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	260,000	259,282
Series C, 3.75%, 6/1/2045	225,000	160,896
Series A-2B, 5.00%, 6/1/2045	1,000,000	879,935
New York Energy Finance Development Corp. Revenue, NY 5.00%, 7/1/2056 (b)	2,000,000	2,066,414
New York Liberty Development Corp. Revenue, NY:
Class 1-3, 5.00%, 11/15/2044 (a)	14,300,000	14,314,075
Security Description	Principal Amount	Value
Class 2-3, 5.15%, 11/15/2034 (a)	$4,145,000	$4,149,120
Class 3-3, 7.25%, 11/15/2044 (a)	2,815,000	2,819,943
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,629,325
Series A, 3.00%, 7/1/2033	2,150,000	1,861,906
Series A, 4.00%, 9/1/2045	2,500,000	2,296,484
Series A, 4.00%, 9/1/2050	565,000	480,314
5.00%, 12/1/2032 (a)	1,100,000	1,094,914
5.00%, 12/1/2037 (a)	1,000,000	959,958
Series A, 5.00%, 8/1/2032	130,000	133,347
Series A, 5.00%, 7/1/2040	1,305,000	1,306,564
Series A, 5.00%, 7/1/2046	2,850,000	2,852,182
Series A, 5.00%, 7/15/2050	2,000,000	2,003,623
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (c)	265,000	279,171
5.25%, 10/1/2049	1,340,000	1,396,116
5.25%, 7/1/2050	2,000,000	2,029,442
Series A, 5.25%, 5/1/2054	3,215,000	3,339,623
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (c)	235,000	250,541
Series A, 5.50%, 5/1/2056	1,750,000	1,805,285
New York State Environmental Facilities Corp. Revenue, NY Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	601,446
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	393,936
Series B, 4.00%, 1/1/2038	1,870,000	1,886,487
Series B, 4.00%, 1/1/2041	3,350,000	3,351,025
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	85,000	84,956
AMT, 3.00%, 8/1/2031	1,030,000	996,850
Series A-P3, AMT, Assured Guaranty Inc., 4.00%, 7/1/2037 (c)	100,000	99,996
Series C, 4.00%, 12/1/2040	3,175,000	3,144,610
AMT, 5.00%, 8/1/2031	3,930,000	3,930,132
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,172
Series A-P3, AMT, 5.00%, 7/1/2041	515,000	515,207
AMT, 5.25%, 8/1/2031	3,310,000	3,461,543
AMT, 5.38%, 8/1/2036	3,050,000	3,182,580
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (a)	250,000	271,954
Onondaga Civic Development Corp. Revenue, NY:
Series A, 5.13%, 8/1/2044	2,000,000	1,921,874
See accompanying notes to financial statements.
53

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.38%, 8/1/2054	$470,000	$455,562
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	384,129
Suffolk Regional Off-Track Betting Corp. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,579,150
6.00%, 12/1/2053	1,500,000	1,537,897
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	429,239
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	135,944
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,829,484
Series A, AMT, 5.00%, 1/1/2032	100,000	86,126
Series A, AMT, 5.00%, 1/1/2033	150,000	126,528
Troy Capital Resource Corp. Revenue, NY Series A, 4.00%, 9/1/2040	2,375,000	2,330,120
TSASC, Inc. Revenue, NY:
Series B, 5.00%, 6/1/2045	2,000,000	1,929,713
Series B, 5.00%, 6/1/2048	5,950,000	5,745,381
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	314,000	309,626
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (a)	700,000	722,348
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	242,465
Series A, 4.50%, 7/1/2056 (a)	3,000,000	2,539,721
5.00%, 11/1/2046	2,665,000	2,527,101
Series A, 5.00%, 7/1/2036 (a)	2,015,000	2,070,515
6.25%, 11/1/2052	1,585,000	1,668,511
Series A, 6.38%, 12/1/2055 (a)	1,600,000	1,675,420
Series A, 6.50%, 12/1/2065 (a)	1,440,000	1,509,426
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	145,212
		187,554,597
NORTH CAROLINA — 0.9%
Nash Health Care Systems Revenue, NC 5.25%, 2/1/2055	1,000,000	1,033,633
Security Description	Principal Amount	Value
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	$250,000	$250,203
AMT, 5.00%, 6/30/2054	575,000	574,978
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	455,076
Series A, 4.00%, 3/1/2051	1,500,000	1,305,953
Series A, 4.00%, 11/1/2052	2,555,000	2,310,718
5.00%, 7/1/2045	500,000	473,785
Series A, 5.00%, 7/1/2044	500,000	503,484
Series A, 5.25%, 11/1/2046	4,705,000	4,936,699
Series A, 5.25%, 11/1/2050	5,000,000	5,138,145
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,300,000	1,300,163
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (c)	9,535,000	9,769,623
		28,052,460
NORTH DAKOTA — 0.3%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,542,188
4.00%, 12/1/2038	2,300,000	2,198,235
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,844,658
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty, Inc., 2.50%, 6/1/2054 (c)	500,000	323,423
		9,908,504
OHIO — 3.6%
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Class 2, Zero Coupon, 6/1/2057	20,000,000	1,354,666
Series B-2, Class 2, 5.00%, 6/1/2055	49,325,000	38,614,200
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	3,166,045
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	288,501
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,322,064
Cleveland-Cuyahoga County Port Authority Revenue, OH 5.50%, 12/1/2043	1,000,000	1,023,998
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (a)	1,050,000	868,426
See accompanying notes to financial statements.
54

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Columbus-Franklin County Finance Authority Revenue, OH Series A, 6.30%, 1/1/2046 (a)	$1,050,000	$1,068,319
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	654,675
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	2,001,266
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	189,319
5.50%, 2/15/2052	8,000,000	8,009,630
County of Franklin Revenue, OH 5.25%, 7/1/2041	1,000,000	1,047,519
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	644,760
5.00%, 9/15/2050	5,000,000	4,921,068
5.00%, 1/1/2051	750,000	741,279
County of Lucas Revenue, OH:
Series A, Assured Guaranty, Inc., 4.13%, 11/15/2042 (c)	600,000	589,009
Series A, 5.25%, 11/15/2048	4,585,000	4,610,097
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,038,828
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,589,458
Series A, 6.25%, 4/1/2049 (a) (d) (e)	396,898	4,961
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,000,778
5.00%, 2/15/2044	200,000	200,015
5.00%, 2/15/2048	4,390,000	4,254,899
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,157,704
Franklin County Convention Facilities Authority Hotel Project Revenue, OH:
5.00%, 12/1/2044	670,000	676,114
5.00%, 12/1/2051	2,060,000	2,040,248
Jefferson County Port Authority Revenue, OH 5.00%, 12/1/2053 (a) (b)	3,115,000	3,186,698
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.60%, 6/1/2041 (b)	200,000	194,014
Series A, 3.25%, 9/1/2029	3,000,000	2,989,879
AMT, 4.25%, 1/15/2038 (a)	215,000	216,029
AMT, 4.50%, 1/15/2048 (a)	4,700,000	4,555,546
AMT, 5.00%, 7/1/2049 (a)	5,755,000	5,384,437
Security Description	Principal Amount	Value
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	$100,000	$97,084
4.00%, 10/1/2050	1,000,000	809,047
Ohio Housing Finance Agency Revenue, OH:
Series A, 6.10%, 1/1/2046 (a)	1,335,000	1,386,177
Series A, 6.13%, 1/1/2046 (a)	750,000	770,840
Series A, 6.25%, 1/1/2046 (a)	1,000,000	1,031,821
Port of Greater Cincinnati Development Authority Revenue, OH:
Series B, 5.00%, 12/1/2046	240,000	237,242
Series B, 5.00%, 12/1/2063	1,000,000	1,013,057
6.25%, 3/1/2051 (a)	500,000	524,655
Series A, 6.50%, 1/1/2045 (a)	400,000	424,681
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,289,697
5.50%, 12/1/2043	400,000	396,164
		112,584,914
OKLAHOMA — 0.6%
Oklahoma County Finance Authority Revenue, OK 5.00%, 9/1/2035	1,000,000	1,043,264
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	580,132
Series B, 5.00%, 8/15/2028	400,000	411,380
Series B, 5.00%, 8/15/2033	3,000,000	3,065,112
Series B, 5.00%, 8/15/2038	350,000	354,778
Series B, 5.25%, 8/15/2043	5,000,000	5,054,958
Series B, 5.50%, 8/15/2057	2,500,000	2,510,893
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (d) (e)	199,640	1,358
Series A, 6.88%, 11/1/2046 (d) (e)	33,273	226
Tulsa Municipal Airport Trust Trustees Revenue, OK:
Series B, AMT, 5.50%, 12/1/2035	700,000	700,146
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,500,313
AMT, 6.25%, 12/1/2035	4,100,000	4,644,081
		19,866,641
OREGON — 0.3%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,072,842
See accompanying notes to financial statements.
55

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	$1,155,000	$927,621
Series A, 4.00%, 12/1/2056	2,500,000	1,940,868
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,000,360
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,630,206
Salem Hospital Facility Authority Revenue, OR 4.00%, 5/15/2040	710,000	683,791
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	300,086
Series A, 5.00%, 11/15/2046	640,000	591,856
Series A, 5.00%, 11/15/2051	2,200,000	1,941,909
Series A, 5.00%, 11/15/2056	500,000	431,921
		10,521,460
PENNSYLVANIA — 2.6%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 4/1/2047	1,000,000	1,007,242
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (a)	10,325,000	10,477,345
Series A, 5.25%, 5/1/2042 (a)	400,000	415,953
6.25%, 5/1/2042 (a)	1,000,000	1,028,056
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (f)	3,866,000	2,911,727
Series A-3, 5.00%, 6/30/2039	9,828,000	9,383,177
Series A-2A, 6.00%, 6/30/2034	582,000	617,063
Bucks County Industrial Development Authority Revenue, PA 5.00%, 7/1/2037	2,565,000	2,686,702
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	482,655
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	744,840
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	523,381
Series A, 5.00%, 10/1/2047	545,000	550,654
Security Description	Principal Amount	Value
City of Philadelphia, General Obligation, PA Series A, 4.00%, 5/1/2039	$1,120,000	$1,131,869
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	2,000,000	1,759,739
Series A, 5.00%, 7/1/2027	155,000	158,157
Series A, 5.00%, 7/1/2044	1,000,000	1,016,120
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	100,000	100,060
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (a)	265,000	145,750
6.25%, 10/15/2053 (a)	2,800,000	1,540,000
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,011
4.00%, 8/1/2045	170,000	165,256
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (a)	995,000	990,266
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	110,071
Series A, 5.00%, 7/1/2049	240,000	254,179
DuBois Hospital Authority Revenue, PA 5.00%, 7/15/2043	2,000,000	1,995,152
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	325,000
5.00%, 7/1/2031	845,000	853,510
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	371,462
Series A, 5.00%, 12/1/2047	100,000	86,888
5.13%, 7/1/2037	390,000	390,673
5.25%, 7/1/2041	180,000	180,186
Lancaster Municipal Authority Revenue, PA Series A, 5.00%, 5/1/2049	900,000	906,024
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	118,363
4.00%, 11/1/2041	250,000	229,560
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 12/1/2032	250,000	254,127
Series A, 5.00%, 10/1/2026	110,000	110,032
Series A, 5.00%, 9/1/2035	300,000	308,986
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	850,000	850,788
See accompanying notes to financial statements.
56

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.00%, 11/15/2036	$100,000	$100,276
Series A, 5.00%, 1/1/2038	1,000,000	1,003,289
5.25%, 1/1/2040	205,000	205,121
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	1,060,206
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	635,401
Series A, 5.00%, 8/15/2048	630,000	635,314
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	3,055,565
5.00%, 12/31/2028	360,000	360,418
Series B-2, 5.25%, 7/1/2046	2,500,000	2,581,299
Series C, 5.25%, 12/1/2037 (b)	1,000,000	1,001,113
AMT, 5.45%, 1/1/2051 (a) (b)	4,100,000	4,473,797
AMT, VRN, 5.45%, 3/1/2056 (a) (b)	1,100,000	1,139,374
Series A1, 10.00%, 12/1/2040 (a) (d) (e)	345,000	34
Series A2, AMT, 10.00%, 12/1/2040 (a) (d) (e)	345,000	34
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT-1, 3.00%, 6/15/2045	540,000	430,884
5.00%, 5/1/2037	2,000,000	1,455,759
5.00%, 5/1/2042	500,000	333,648
Series A, 5.00%, 11/1/2036	285,000	285,120
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2038 (c)	555,000	583,887
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2039 (c)	495,000	519,640
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.00%, 12/1/2053	3,050,000	3,192,599
Pennsylvania Turnpike Commission Revenue, PA:
Series B, 3.00%, 12/1/2051	2,500,000	1,865,379
Series A-1, 4.00%, 12/1/2041	1,100,000	1,096,637
Series B, 4.00%, 12/1/2046	500,000	478,887
Series B-1, 5.25%, 6/1/2047	550,000	557,163
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,674,970
5.00%, 6/15/2050	500,000	463,588
Series A, 5.00%, 7/1/2037	290,000	290,430
Series A, 5.00%, 9/1/2037	575,000	579,460
Series A, 5.00%, 7/1/2042	2,000,000	2,001,026
Series A, 5.38%, 6/15/2050 (a)	570,000	542,853
Security Description	Principal Amount	Value
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	$210,000	$211,104
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	863,247
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	85,000	85,082
		80,043,628
PUERTO RICO — 9.7%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,638,645
Series A, Zero Coupon, 5/15/2057	175,000,000	7,910,000
Series B, Zero Coupon, 5/15/2057	13,200,000	425,445
5.50%, 5/15/2039	350,000	355,518
5.63%, 5/15/2043	3,790,000	3,845,179
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	5,000,000	5,064,645
Series A1, 4.00%, 7/1/2035	8,384,000	8,457,226
Series A1, 4.00%, 7/1/2037	9,287,000	9,318,587
Series A1, 4.00%, 7/1/2041	20,107,000	19,575,421
Series A1, 4.00%, 7/1/2046	21,452,612	19,650,217
Series A1, 5.63%, 7/1/2029	3,000,000	3,175,354
Series A1, 5.75%, 7/1/2031	8,000,000	8,729,828
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	37,437
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (a)	2,400,000	2,334,451
Series B, 4.00%, 7/1/2042 (a)	7,305,000	7,105,485
Series B, 4.00%, 7/1/2047 (a)	2,585,000	2,409,536
Series A, 5.00%, 7/1/2033 (a)	275,000	289,340
Series A, 5.00%, 7/1/2047 (a)	8,465,000	8,543,372
Series B, 5.00%, 7/1/2029 (a)	1,090,000	1,129,114
Series B, 5.00%, 7/1/2033 (a)	7,615,000	8,012,101
Series B, 5.00%, 7/1/2037 (a)	3,035,000	3,169,057
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (c)	140,000	140,000
Series V V, Assured Guaranty, Inc., 5.25%, 7/1/2027 (c)	920,000	926,756
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (c)	795,000	795,000
See accompanying notes to financial statements.
57

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (c)	$770,000	$775,056
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	505,363
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (c)	360,000	360,874
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2033	1,500,000	1,190,339
Series A-1, Zero Coupon, 7/1/2046	19,655,000	7,310,943
Series A2, 4.33%, 7/1/2040	18,800,000	18,802,939
Series A-1, 4.55%, 7/1/2040	3,290,330	3,300,883
Series A2, 4.55%, 7/1/2040	100,000	86,390
Series A-1, 4.75%, 7/1/2053	19,250,000	19,004,000
Series B-1, 4.75%, 7/1/2053	2,996,000	2,957,714
Series A2, 4.78%, 7/1/2058	47,911,000	46,864,494
Series A-1, 5.00%, 7/1/2058	76,956,000	76,831,131
		301,027,840
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI:
Series B, 5.00%, 9/1/2036	1,750,000	1,750,008
5.25%, 5/15/2054	750,000	779,170
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	4,064,685
Series B, Zero Coupon, 6/1/2052	5,000,000	691,668
Series A, 5.00%, 6/1/2040	1,000,000	1,000,345
		8,285,876
SOUTH CAROLINA — 0.9%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,000,811
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (a)	600,000	459,040
5.00%, 11/1/2037	500,000	500,798
5.00%, 1/1/2055 (a)	3,000,000	2,574,718
Series A, 5.00%, 5/1/2043	2,440,000	2,488,618
Series A, 5.00%, 12/1/2046	2,000,000	2,065,393
Series A, 5.13%, 6/15/2042 (a)	1,000,000	978,727
5.25%, 11/15/2047	1,750,000	1,754,664
Security Description	Principal Amount	Value
Series A, 5.25%, 8/15/2033	$100,000	$100,166
Series A, 5.50%, 11/1/2045	1,000,000	1,101,546
5.75%, 11/15/2054	500,000	509,490
Series B-1, 5.75%, 11/15/2029	185,000	185,192
Series A, 7.13%, 6/15/2053 (a)	1,000,000	1,023,176
Series A, 7.15%, 8/15/2055 (a)	1,000,000	1,049,927
Series A, 7.25%, 6/15/2058 (a)	1,325,000	1,354,809
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	243,734
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	420,510
Series A, 4.00%, 12/1/2040	4,000,000	3,983,285
Series A, 4.00%, 12/1/2052	2,000,000	1,808,981
Series B, 4.00%, 12/1/2038	1,365,000	1,374,967
Series B, 4.00%, 12/1/2056	360,000	320,634
Series A, 5.00%, 12/1/2055	1,000,000	1,025,606
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	184,281
		26,509,073
SOUTH DAKOTA — 0.0% *
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	228,166
South Dakota Health & Educational Facilities Authority Revenue, SD 5.00%, 9/1/2032	215,000	219,036
		447,202
TENNESSEE — 0.6%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (a)	3,350,000	2,525,123
Series A, 5.13%, 12/1/2042 (a)	400,000	394,292
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	625,164
Knox County Health Educational & Housing Facility Board Revenue, TN:
4.00%, 11/15/2043	2,000,000	1,875,769
5.00%, 4/1/2031	240,000	241,888
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	76,080
See accompanying notes to financial statements.
58

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN:
Series A, 4.00%, 10/1/2049	$1,300,000	$1,096,704
Series A, 5.00%, 7/1/2040	1,270,000	1,270,000
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (a)	1,150,000	1,016,873
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	464,728
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (a)	430,000	436,337
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (a)	415,000	421,501
Series A1, 5.25%, 6/1/2056 (a)	400,000	396,660
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, 5.50%, 9/1/2047 (a)	400,000	355,200
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	2,000,000	2,025,082
Series A, VRN, 5.50%, 10/1/2053 (b)	4,000,000	4,262,824
Tennessee Energy Acquisition Corp. Revenue, TN Series C, 5.00%, 2/1/2027	580,000	584,786
		18,069,011
TEXAS — 5.1%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (a)	1,300,000	1,258,095
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	535,618
Series A, 4.00%, 8/15/2046	860,000	705,275
4.88%, 6/15/2059 (a)	1,000,000	914,212
5.00%, 6/15/2064 (a)	1,200,000	1,107,060
Series A, 5.00%, 8/15/2048	15,000	14,332
Series A, 5.00%, 6/15/2051	3,500,000	2,814,955
5.88%, 6/15/2065 (a)	2,000,000	2,037,336
Series A, 6.00%, 2/15/2043 (a)	1,035,000	968,323
Series A, 6.13%, 2/15/2053 (a)	1,000,000	879,941
Security Description	Principal Amount	Value
6.25%, 6/1/2052 (a)	$2,500,000	$2,507,520
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	400,987
Series B, 5.00%, 1/1/2032	1,840,000	1,844,001
Series B, 5.00%, 1/1/2034	300,000	300,447
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue, TX 5.00%, 12/1/2040	2,350,000	2,349,872
Brooks Development Authority Revenue, TX:
Series A, 5.50%, 8/15/2052 (a)	2,000,000	2,005,043
5.88%, 8/15/2052 (a)	1,000,000	1,000,961
Central Texas Regional Mobility Authority Revenue, TX:
Zero Coupon, 1/1/2032	4,090,000	3,421,164
Series B, 4.00%, 1/1/2041	200,000	200,546
Central Texas Turnpike System Revenue, TX Series C, 5.00%, 8/15/2042	1,850,000	2,002,009
City of Anna, Special Assessment, TX 5.70%, 9/15/2056 (a)	700,000	707,574
City of Aubrey, Special Assessment, TX 5.38%, 12/31/2045 (a)	565,000	575,449
City of Buda, Special Assessment, TX:
6.00%, 9/1/2055 (a)	350,000	352,206
6.63%, 9/1/2045 (a)	1,600,000	1,643,722
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	960,381
City of Houston Airport System Revenue, TX:
Series A, AMT, 4.00%, 7/1/2041	2,000,000	1,889,266
Series B-1, AMT, 4.00%, 7/15/2041	6,965,000	6,578,555
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,395,065
Series B-2, AMT, 5.00%, 7/15/2027	1,500,000	1,523,102
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,569,307
Series B, AMT, 5.25%, 7/15/2033	2,500,000	2,685,586
AMT, 5.50%, 7/15/2035	4,825,000	5,214,681
AMT, 5.50%, 7/15/2036	1,425,000	1,546,263
Series B, AMT, 5.50%, 7/15/2036	1,200,000	1,301,899
Series B, AMT, 5.50%, 7/15/2037	6,700,000	7,248,349
See accompanying notes to financial statements.
59

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (a)	$1,000,000	$906,230
City of Mesquite, Special Assessment, TX:
5.50%, 9/1/2043 (a)	750,000	787,234
Series A, 5.50%, 9/1/2045	750,000	768,512
City of Odessa, General Obligation, TX 4.00%, 3/1/2039	2,000,000	1,964,272
City of Pilot Point, Special Assessment, TX 6.13%, 9/15/2045 (a)	700,000	742,491
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	85,000	85,007
Series A, 4.35%, 12/1/2042	290,000	281,149
Series A, 6.00%, 6/15/2043 (a)	2,000,000	2,035,433
County of Denton, Special Assessment, TX:
5.63%, 12/31/2055 (a)	650,000	673,330
6.13%, 12/31/2055 (a)	1,000,000	1,042,561
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (a)	200,000	200,062
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	2,500,000	2,425,648
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	194,845
4.00%, 8/15/2038	885,000	847,749
5.00%, 8/15/2037	200,000	201,881
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	2,500,000	2,512,365
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	104,594
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (b)	2,100,000	2,191,711
Harris County-Houston Sports Authority Revenue, TX Series A, Assured Guaranty, Inc., 3.13%, 11/15/2056 (c)	510,000	371,171
Hidalgo County Regional Mobility Authority Revenue, TX Series A, Zero Coupon, 12/1/2050	3,105,000	828,940
Security Description	Principal Amount	Value
Hunt Memorial Hospital District Charitable Health, General Obligation, TX:
6.00%, 2/15/2041	$1,000,000	$1,048,995
6.00%, 2/15/2045	2,000,000	2,065,299
Lower Colorado River Authority Revenue, TX:
Series A, Assured Guaranty, Inc., 5.00%, 5/15/2043 (c)	4,000,000	4,352,112
Series A, Build America Mutual Assurance Corp., 5.50%, 5/15/2055 (c)	2,000,000	2,168,720
Matagorda County Navigation District No. 1 Revenue, TX Series B-1, 4.00%, 6/1/2030	1,000,000	1,000,542
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (d) (e)	541,434	5,414
Mission Economic Development Corp. Revenue, TX:
AMT, 4.63%, 10/1/2031 (a)	5,890,000	5,899,220
AMT, VRN, 5.00%, 12/1/2064 (b)	800,000	829,266
Series A, AMT, 6.75%, 8/15/2045 (a)	305,000	319,699
Series A, AMT, 7.00%, 8/15/2060 (a)	828,000	857,845
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (b)	1,314,584	644,299
4.00%, 8/15/2046 (a)	1,000,000	824,342
5.00%, 1/1/2047	500,000	500,273
Series A, 5.00%, 7/1/2047	1,000,000	972,986
Series A, 5.00%, 8/15/2050 (a)	1,900,000	1,624,940
Series A1, 5.25%, 1/1/2042	2,500,000	2,515,013
Series A, 5.38%, 11/15/2036	500,000	499,372
5.50%, 1/1/2049	1,000,000	1,000,275
Series A, 5.50%, 7/1/2045	250,000	240,977
Series A, 5.50%, 7/1/2054	100,000	89,983
Series A-1, 5.50%, 1/1/2057	4,375,000	4,226,689
Series A, 6.50%, 7/1/2056 (a)	1,000,000	1,046,286
Series A, 6.50%, 10/1/2060	520,000	542,064
Series A, 6.75%, 7/1/2044	1,345,000	1,438,668
Series A-1, 7.50%, 11/15/2037 (d) (e)	45,000	45,000
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,320,374
North Parkway Municipal Management District No. 1, Special Assessment, TX:
4.75%, 9/15/2041 (a)	1,000,000	975,586
5.00%, 9/15/2051 (a)	1,000,000	954,152
See accompanying notes to financial statements.
60

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2036 (c)	$510,000	$365,969
4.00%, 1/1/2037	500,000	501,152
Series B, 4.00%, 1/1/2040	450,000	450,388
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (a)	1,000,000	1,032,674
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (a)	1,500,000	966,813
Series A, AMT, 4.00%, 1/1/2050 (a)	3,275,000	2,581,920
Series A, AMT, 5.00%, 1/1/2039 (a)	3,000,000	2,931,442
Series A, AMT, 5.25%, 1/1/2054 (a)	1,250,000	1,167,443
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	299,664
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,618
SA Energy Acquisition Public Facility Corp. Revenue, TX 5.50%, 8/1/2027	150,000	153,639
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	110,000	110,007
Series B, 4.00%, 11/15/2025 (d) (e)	192,271	19
Series B, 4.50%, 11/15/2036 (d) (e)	155,453	16
5.00%, 5/15/2045	625,000	624,977
Series A, 5.00%, 11/15/2037	445,000	446,138
Series B, 5.00%, 11/15/2046	200,000	199,134
5.25%, 11/15/2047 (d) (e)	88,205	9
Series A, 6.38%, 2/15/2041 (d) (e)	450,000	375,188
Series A, 6.75%, 11/15/2047	1,400,000	1,410,295
Series A, 6.75%, 11/15/2052	300,000	301,795
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	45,000	45,658
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	1,000,000	1,008,735
5.00%, 12/15/2030	1,000,000	1,053,016
5.00%, 12/15/2032	6,585,000	7,003,575
Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	$4,000,000	$4,237,334
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, TX 5.00%, 4/1/2036	1,875,000	1,983,147
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,868,106
Series A, 4.00%, 12/31/2039	2,655,000	2,597,454
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	360,000	360,118
6.25%, 9/1/2040	335,000	335,560
6.38%, 9/1/2045	445,000	445,118
		159,498,799
U. S. VIRGIN ISLANDS — 0.8%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,646,957
Series A, 5.00%, 10/1/2039	9,705,000	10,091,129
Virgin Islands Hotel Development Financing Corp. Revenue, VI:
Series A-1, 5.75%, 2/1/2045	4,600,000	4,694,838
Series A-1, 6.00%, 12/1/2055	4,375,000	4,444,021
Virgin Islands Public Finance Authority Revenue, VI:
Series C, 5.00%, 10/1/2039 (a)	2,000,000	1,999,968
Series A, 6.00%, 4/1/2053 (a)	2,000,000	2,038,541
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,263,544
		26,178,998
UTAH — 2.2%
Arrowhead Springs Public Infrastructure District, General Obligation, UT 6.00%, 3/1/2056 (a)	2,000,000	2,030,548
Arrowhead Springs Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2054 (a)	500,000	508,711
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (a)	4,500,000	3,791,700
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (a)	1,554,032	1,592,927
See accompanying notes to financial statements.
61

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Black Ridge Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2054	$950,000	$965,705
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (a)	315,000	301,687
Deseret Public Infrastructure District No. 2, Special Assessment, UT 6.50%, 12/1/2055 (a)	1,200,000	1,240,993
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (a)	881,588	913,079
Firefly Public Infrastructure District No. 1, General Obligation, UT Series A-1, 6.63%, 3/1/2054 (a)	1,000,000	1,031,167
Grapevine Wash Local District, Special Assessment, UT Series A-2, 5.25%, 12/1/2044 (a)	2,815,000	2,837,024
High Star Ranch Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2055 (a)	3,090,000	3,157,232
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (a)	2,130,000	2,235,259
Mida Cormont Public Infrastructure District, General Obligation, UT Series A-2, Zero Coupon, 6/1/2055 (a) (f)	700,000	618,247
Mida Golf & Equestrian Center Public Infrastructure District, General Obligation, UT 4.50%, 6/1/2051 (a)	1,500,000	1,268,792
MIDA Mountain Veterans Program Public Infrastructure District, Special Obligation, UT:
5.00%, 6/1/2044 (a)	1,000,000	1,016,778
5.20%, 6/1/2054 (a)	4,000,000	4,007,085
Mida Mountain Village Public Infrastructure District, Special Obligation, UT:
Series 1, 5.75%, 6/1/2060 (a)	800,000	832,286
Series 2, 6.00%, 6/15/2054 (a)	4,750,000	4,924,849
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	858,395
Series A2, 4.00%, 6/1/2052	2,500,000	2,123,375
Security Description	Principal Amount	Value
Panorama Public Infrastructure District No. 1, General Obligation, UT Series A, 6.25%, 3/1/2055 (a)	$1,000,000	$1,019,353
Point Phase 1 Public Infrastructure District No. 1 Revenue, UT Series A-1, 5.88%, 3/1/2045	1,000,000	1,055,795
Promontory Commerce Center Public Infrastructure District No. 1, Special Assessment, UT 6.75%, 12/1/2055 (a)	3,340,000	3,459,335
Resort Core Public Infrastructure District No. 1, General Obligation, UT:
Series A-2, Zero Coupon, 3/1/2046 (f)	1,800,000	1,425,637
Series A-1, 5.63%, 3/1/2051	1,250,000	1,269,848
Ridges Estates Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2053 (a)	1,250,000	1,301,176
Skyfall Infrastructure Financing District, Special Assessment, UT 7.00%, 12/1/2055 (a)	2,000,000	2,005,659
Tech Ridge Public Infrastructure District, Special Assessment, UT 6.25%, 12/1/2054 (a)	4,070,000	4,241,098
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (a)	3,000,000	2,808,448
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (a)	3,940,000	2,952,398
Utah City West Public Infrastructure District No. 1, Special Assessment, UT:
5.00%, 12/1/2036 (a)	1,000,000	1,039,267
5.00%, 12/1/2041 (a)	1,100,000	1,122,586
Verk Industrial Regional Public Infrastructure District, Special Obligation, UT 6.63%, 9/1/2047 (a)	5,110,000	5,458,492
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (a)	2,535,000	2,307,455
Wood Ranch Public Infrastructure District, Special Assessment, UT:
5.63%, 12/1/2053 (a)	177,076	179,700
5.88%, 12/1/2055 (a)	500,000	512,471
		68,414,557
See accompanying notes to financial statements.
62

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
VERMONT — 0.0% *
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	$1,000,000	$996,737
VIRGINIA — 1.2%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	15,000	14,988
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (a)	1,335,000	1,336,350
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	3,000,000	3,000,250
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	300,038
Farms New Kent Community Development Authority, Special Assessment, VA Series A, 3.75%, 3/1/2036 (a)	1,350,000	1,328,761
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	902,861
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	794,915
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,020
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (a)	860,000	860,289
Norfolk Redevelopment & Housing Authority Revenue, VA 5.38%, 1/1/2035	230,000	230,214
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (a)	2,050,000	2,065,526
Powhatan County Economic Development Authority Revenue, VA Series A, 6.13%, 9/1/2060 (a)	6,350,000	6,482,883
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	680,719
Series B1, 5.00%, 6/1/2047	9,040,000	7,392,908
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,565,723
Security Description	Principal Amount	Value
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (a)	$875,000	$787,523
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2040	1,000,000	983,184
Series A, 4.50%, 12/1/2044	1,300,000	1,308,325
AMT, 5.00%, 12/31/2052	335,000	335,025
Series C, 5.00%, 6/1/2047	1,000,000	999,978
Series A, 5.25%, 12/1/2046	1,885,000	1,991,979
Series A, 5.25%, 12/1/2051	1,800,000	1,855,570
Series A, 5.50%, 7/1/2049 (a)	1,660,000	1,329,366
		37,557,395
WASHINGTON — 2.3%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,105,019
6.88%, 12/1/2053	1,000,000	1,096,015
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,121,994
King County Public Hospital District No. 4 Revenue, WA Series A, 6.63%, 12/1/2045	2,220,000	2,269,507
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	1,000,000	1,001,276
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	155,000	155,961
Washington Economic Development Finance Authority Revenue, WA:
AMT, VRN, 5.88%, 12/1/2045 (b)	1,100,000	1,124,873
AMT, 7.25%, 1/1/2032 (a) (d) (e)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (a) (d) (e)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	629,988
Series A, 4.00%, 7/1/2042	200,000	189,638
5.00%, 8/15/2034	2,695,000	2,743,167
5.00%, 9/1/2055	1,000,000	1,012,803
Series D, 5.00%, 10/1/2041	1,000,000	1,000,518
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2058	4,810,000	3,244,229
See accompanying notes to financial statements.
63

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.00%, 7/1/2058	$605,000	$499,256
Series B, 4.00%, 7/1/2034	320,000	323,940
Series B, 4.00%, 7/1/2058	1,080,000	921,342
5.00%, 7/1/2043	6,000,000	6,069,807
5.00%, 7/1/2048	1,000,000	1,002,665
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	7,728,833	7,457,159
Series A, 4.00%, 1/1/2057 (a)	1,000,000	713,312
5.00%, 7/1/2046 (a)	1,520,000	1,456,384
5.00%, 1/1/2048 (a)	2,000,000	1,834,384
5.00%, 7/1/2051 (a)	1,250,000	1,144,600
Series A, 5.00%, 1/1/2031 (a)	100,000	100,561
Series A, 5.00%, 1/1/2044 (a)	605,000	607,883
Series A, 5.00%, 1/1/2046 (a)	1,000,000	994,485
Series A, 5.00%, 1/1/2051 (a)	3,820,000	3,546,363
Series A, 5.00%, 7/1/2051 (a)	1,000,000	908,218
Series A, 5.00%, 1/1/2055 (a)	2,200,000	2,073,044
Series A, 5.00%, 1/1/2056 (a)	1,285,000	1,163,911
5.50%, 7/1/2044	2,500,000	2,597,211
5.50%, 7/1/2049	2,000,000	2,044,007
Series A, 5.50%, 7/1/2050 (a)	2,000,000	2,043,710
Series A, 5.75%, 7/1/2060 (a)	5,000,000	5,153,857
6.13%, 7/1/2053 (a)	2,500,000	2,658,137
6.25%, 7/1/2059 (a)	2,500,000	2,665,453
Series A, 6.25%, 1/1/2056	2,450,000	2,542,208
Series A, 6.25%, 1/1/2061	2,075,000	2,146,048
		71,363,035
WEST VIRGINIA — 0.5%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (a)	380,000	398,013
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	678,398
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	354,275
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (a)	4,190,000	3,989,119
Series A, 5.50%, 6/1/2037 (a)	225,000	227,273
Series A, 7.00%, 6/1/2043 (a)	150,000	160,148
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	793,478
West Virginia Economic Development Authority Revenue, WV AMT, VRN, 4.63%, 4/15/2055 (b)	2,000,000	2,063,043
West Virginia Hospital Finance Authority Revenue, WV:
Series A, 5.00%, 1/1/2043	3,500,000	3,439,687
Security Description	Principal Amount	Value
Series B, 6.00%, 9/1/2048	$2,000,000	$2,171,740
		14,275,174
WISCONSIN — 4.4%
Public Finance Authority Revenue, WI:
Zero Coupon, 12/15/2034 (a)	1,094,000	656,881
Zero Coupon, 12/15/2035 (a)	2,800,000	1,429,206
Zero Coupon, 12/15/2036 (a)	3,405,000	1,764,333
Zero Coupon, 12/15/2040 (a)	1,000,000	396,326
Series B, Zero Coupon, 1/1/2060 (a)	4,000,000	378,340
Series B, Zero Coupon, 1/1/2067 (a)	920,000	5,710
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (d) (e)	1,996,323	1,356,810
AMT, 4.00%, 8/1/2035	940,000	915,741
4.00%, 4/1/2042 (a)	1,000,000	906,197
Series 2022, Class B, 4.00%, 12/28/2044 (a)	1,702,720	1,442,663
Series A, 4.00%, 6/1/2035	500,000	503,126
Series A, 4.00%, 9/1/2041 (a)	2,565,000	2,311,140
Series A, 4.00%, 12/1/2051 (a)	1,000,000	825,366
Series A, 4.00%, 6/1/2056 (a)	2,100,000	1,588,782
Series A1, 4.00%, 7/1/2061 (a)	3,000,000	2,134,130
AMT, 4.25%, 7/1/2054	3,000,000	2,549,340
Series A, 4.25%, 6/15/2034	830,000	841,560
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,999,997
Series A, 4.50%, 7/15/2053 (a)	800,000	712,495
Series A, 4.50%, 6/1/2056 (a)	2,750,000	2,234,946
Series 2025-1, Class A, VRN, 4.75%, 8/1/2059 (a) (b)	4,500,000	4,501,294
Series A, 4.75%, 6/1/2040 (a)	3,600,000	3,625,163
5.00%, 6/15/2036 (a)	750,000	766,472
5.00%, 3/1/2037 (a)	625,000	628,619
5.00%, 9/1/2039 (a)	770,000	782,280
5.00%, 10/1/2043 (a)	2,000,000	2,009,464
Series A, 5.00%, 9/1/2030 (a)	400,000	400,306
Series A, 5.00%, 10/1/2034 (a)	1,355,000	1,411,078
Series A, 5.00%, 6/15/2037 (a)	425,000	404,592
Series A, 5.00%, 10/1/2039 (a)	3,250,000	3,353,404
Series A, 5.00%, 1/1/2042 (a)	100,000	95,840
Series A, 5.00%, 6/15/2046 (a)	675,000	559,454
Series A, 5.00%, 6/15/2049 (a)	310,000	261,721
Series A, 5.00%, 12/1/2055 (a)	2,000,000	1,795,963
Series A, 5.00%, 1/1/2056 (a)	265,000	226,568
See accompanying notes to financial statements.
64

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2057 (a)	$2,105,000	$1,859,323
Series A, 5.00%, 2/1/2062	1,000,000	992,433
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,337
5.13%, 4/1/2052	2,310,000	2,146,515
Series A, 5.13%, 6/1/2048 (a)	350,000	335,868
Series 2025A, 5.25%, 6/15/2050	500,000	524,977
Series A, 5.25%, 3/1/2045 (a)	1,000,000	1,001,346
Series A, 5.25%, 5/15/2052 (a)	1,300,000	1,288,121
Series A, 5.25%, 3/1/2055 (a)	1,810,000	1,702,549
Series A, 5.35%, 12/1/2045	1,000,000	1,009,498
Series A, 5.38%, 7/15/2047 (a)	500,000	485,167
Series 2026-1, Class A-1, 5.40%, 6/20/2044	2,370,000	2,541,402
5.50%, 12/1/2044 (a)	2,500,000	2,571,683
Series A, 5.50%, 7/15/2056 (a)	600,000	596,727
5.63%, 6/15/2054 (a)	2,405,000	1,924,243
5.63%, 6/15/2059 (a)	3,000,000	2,343,721
Series A-1, Build America Mutual Assurance Corp., 5.63%, 7/1/2055 (c)	1,100,000	1,154,103
Series B, 5.63%, 2/1/2046 (a)	1,665,000	1,725,437
Series 2026-1, Class A-2, 5.75%, 6/20/2044	645,000	683,249
Series A, AMT, 5.75%, 9/1/2035 (a)	500,000	520,190
Series A, 5.75%, 10/1/2043 (a)	1,180,000	1,217,965
Series A, 5.75%, 7/1/2063 (a)	2,000,000	1,950,553
5.88%, 4/1/2045	530,000	530,099
6.00%, 12/1/2055 (a) (g)	500,000	512,072
Series A, 6.00%, 7/15/2042	250,000	250,177
Series B, 6.00%, 2/1/2062 (a)	2,000,000	2,060,398
6.25%, 1/1/2065 (a)	1,000,000	989,024
Series A, 6.25%, 10/1/2031 (a) (d) (e)	200,000	20,000
Series A, AMT, 6.25%, 9/1/2046 (a)	455,000	471,256
Series A, 6.25%, 10/1/2053 (a)	2,220,000	2,279,024
Series A-1, 6.25%, 1/1/2038 (a) (d) (e)	500,000	225,000
Series A-1, 6.38%, 1/1/2048 (a) (d) (e)	925,000	416,250
Series A, 6.50%, 9/1/2048 (a) (d) (e)	480,000	288,000
6.63%, 7/1/2043 (a)	465,000	480,401
6.75%, 12/1/2042 (a)	2,100,000	1,638,000
Series A, 6.75%, 8/1/2031 (a)	980,000	686,000
6.88%, 7/1/2053 (a)	1,650,000	1,685,870
7.00%, 12/1/2050 (a)	8,750,000	6,825,000
7.00%, 7/1/2058 (a)	1,850,000	1,889,462
Security Description	Principal Amount	Value
Series A-2, 7.00%, 1/1/2050 (a)	$3,000,000	$3,226,929
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (a)	8,375,000	8,588,830
Series B, 8.00%, 6/15/2042 (a)	1,000,000	1,026,003
Wisconsin Center District Revenue, WI Series C, Assured Guaranty Municipal Corp, Zero Coupon, 12/15/2045 (c)	1,000,000	412,450
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	850,000	664,100
3.50%, 7/1/2040	100,000	86,601
4.00%, 1/1/2047	600,000	523,029
4.00%, 1/1/2057	1,000,000	802,335
4.00%, 7/1/2046	335,000	307,445
Series A-1, 4.00%, 7/1/2048	425,000	363,632
Series A-1, 4.13%, 7/1/2053	595,000	498,088
Series B, 4.25%, 7/1/2033	1,250,000	1,249,991
5.00%, 8/1/2032 (d) (e)	50,000	35,307
5.00%, 7/1/2035	2,395,000	2,467,917
5.00%, 8/1/2037 (d) (e)	150,000	99,961
5.00%, 8/1/2039 (d) (e)	1,100,000	699,821
Series A, 5.00%, 11/1/2039	1,000,000	1,012,007
Series A, 5.00%, 2/15/2042	4,580,000	4,589,543
Series A, 5.00%, 12/1/2044	2,030,000	2,185,493
Series A, 5.00%, 11/1/2046	1,250,000	1,217,254
Series A-1, 5.00%, 7/1/2038	500,000	500,179
Series B, 5.00%, 7/1/2048	790,000	749,654
Series B, 5.00%, 7/1/2053	1,000,000	921,974
Series A, 5.25%, 8/1/2048	100,000	87,855
5.50%, 5/1/2034	350,000	349,635
Series A, 5.75%, 8/15/2054	1,000,000	1,045,793
Series A, 5.75%, 8/15/2059	1,445,000	1,505,109
5.88%, 7/1/2055	1,000,000	1,015,298
6.00%, 10/1/2044	300,000	324,563
6.00%, 10/1/2054	500,000	523,232
6.00%, 7/1/2060	1,000,000	1,018,634
6.50%, 11/1/2036 (a)	500,000	512,424
		136,207,833
WYOMING — 0.1%
County of Campbell Revenue, WY Series A, 3.63%, 7/15/2039	2,665,000	2,492,459
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,127,767,720)		3,043,160,993

See accompanying notes to financial statements.
65

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
WARRANTS — 0.0% *
CONSTRUCTION & ENGINEERING — 0.0% *
BL Train Holdings West LLC (expiring 12/01/35) (e) (h) (Cost $0)	114,090	$228,180
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (i) (j) (Cost $26,374,941)	26,374,941	26,374,941
TOTAL INVESTMENTS — 99.0% (Cost $3,154,142,661)		3,069,764,114
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		32,071,308
NET ASSETS — 100.0%		$3,101,835,422

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 31.5% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	1.8%
National Public Finance Guarantee Corp.	0.7%
Build America Mutual Assurance Corp.	0.6%
American Municipal Bond Assurance Corp.	0.0% *
Assured Guaranty Municipal Corp	0.0% *
XL Capital Assurance Inc.	0.0% *

(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Non-income producing security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(g)	When-issued security.
(h)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $228,187,
representing less than 0.05% of the Fund's net assets.

(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,043,160,986	$7	$3,043,160,993
Warrants	—	—	228,180	228,180
Short-Term Investment	26,374,941	—	—	26,374,941
TOTAL INVESTMENTS	$26,374,941	$3,043,160,986	$228,187	$3,069,764,114
See accompanying notes to financial statements.
66

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,232,150	$48,232,150	$791,400,694	$813,257,903	$—	$—	26,374,941	$26,374,941	$848,354
See accompanying notes to financial statements.
67

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 2.3%
Alabama Corrections Institution Finance Authority Revenue, AL Series A, 5.25%, 7/1/2047	$2,000,000	$2,105,460
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2044	1,000,000	1,095,510
Alabama Highway Authority Revenue, AL:
Assured Guaranty, Inc., 5.00%, 9/1/2043 (a)	1,000,000	1,107,699
Assured Guaranty, Inc., 5.00%, 9/1/2044 (a)	1,000,000	1,099,416
Alabama Housing Finance Authority Revenue, AL Series B, 5.13%, 10/1/2050	995,000	1,035,017
Alabama Public School & College Authority Revenue, AL Series A, 4.00%, 11/1/2040	1,000,000	1,002,565
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series A, 5.25%, 6/1/2055	1,000,000	1,051,819
Auburn University Revenue, AL Series B, 5.00%, 6/1/2036	1,000,000	1,145,985
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	1,000,000	1,009,867
Series A, 5.00%, 12/1/2031	2,500,000	2,638,059
Series D, 5.00%, 11/1/2033	1,150,000	1,218,828
Series D, VRN, 5.00%, 3/1/2055 (b)	1,000,000	1,065,991
Series D, VRN, 5.00%, 12/1/2055 (b)	1,000,000	1,056,419
Series E, 5.00%, 5/1/2029	1,775,000	1,845,731
Series E, 5.00%, 7/1/2033	1,000,000	1,047,305
Series E, VRN, 5.00%, 12/1/2055 (b)	1,500,000	1,597,460
Series F, 5.00%, 12/1/2035	1,765,000	1,866,965
Series H-1, 5.00%, 1/1/2034	1,600,000	1,677,228
Series A, VRN, 5.25%, 1/1/2054 (b)	1,685,000	1,788,592
Series A, VRN, 5.25%, 5/1/2056 (b)	3,000,000	3,061,822
Series B, VRN, 5.25%, 12/1/2053 (b)	2,000,000	2,148,850
Series C-1, VRN, 5.25%, 2/1/2053 (b)	2,120,000	2,227,959
Series D-1, VRN, 5.50%, 6/1/2049 (b)	3,000,000	3,148,890
City of Mobile, General Obligation, AL Series A, 5.00%, 2/15/2033	1,500,000	1,694,065
Security Description	Principal Amount	Value
County of Jefferson Sewer Revenue, AL:
5.25%, 10/1/2042	$1,000,000	$1,087,486
5.25%, 10/1/2049	1,000,000	1,043,671
5.50%, 10/1/2053	1,250,000	1,315,677
Energy Southeast A Cooperative District Revenue, AL:
Series B, 5.00%, 9/1/2033	1,000,000	1,024,420
Series B, VRN, 5.25%, 7/1/2054 (b)	1,000,000	1,076,739
Series A-1, VRN, 5.50%, 11/1/2053 (b)	2,000,000	2,154,711
Series B-1, VRN, 5.75%, 4/1/2054 (b)	1,000,000	1,099,535
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (b)	1,000,000	1,065,492
Industrial Development Board of the City of Mobile Alabama Revenue, AL Series A, VRN, 3.38%, 6/1/2034 (b)	1,005,000	1,016,531
Jacksonville Public Educational Building Authority Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 8/1/2049 (a)	1,000,000	1,042,993
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 12/1/2033	1,550,000	1,624,848
Selma Industrial Development Board Revenue, AL Series A, VRN, 3.45%, 11/1/2033 (b)	1,000,000	1,003,016
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	2,500,000	2,635,893
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (b)	3,655,000	3,712,839
Series B, 4.00%, 12/1/2051 (b)	2,535,000	2,576,571
Series B-1, VRN, 5.00%, 5/1/2053 (b)	1,700,000	1,758,482
Series C, VRN, 5.00%, 10/1/2055 (b)	1,500,000	1,592,205
Series D, 5.00%, 9/1/2035	1,270,000	1,382,089
Series E, 5.00%, 10/1/2030	1,800,000	1,922,629
Series A, VRN, 5.25%, 1/1/2054 (b)	1,000,000	1,049,440
Series A-1, VRN, 5.50%, 1/1/2053 (b)	1,500,000	1,597,359
University of Alabama at Birmingham Revenue, AL Series B, 3.13%, 10/1/2048	1,000,000	773,837
See accompanying notes to financial statements.
68

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
University of South Alabama Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 4/1/2054 (a)	$1,000,000	$1,049,881
		73,343,846
ALASKA — 0.1%
Alaska Housing Finance Corp. Revenue, AK:
Series A, 4.65%, 12/1/2046	1,000,000	1,006,061
Series A, 5.00%, 12/1/2030	1,000,000	1,084,354
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,179,649
		4,270,064
ARIZONA — 1.3%
Arizona Board of Regents Revenue, AZ Series A, 5.50%, 7/1/2048	1,000,000	1,098,529
Arizona Industrial Development Authority Revenue, AZ:
Series A, 3.00%, 2/1/2045	1,000,000	817,562
Series 2019-2, Class A, 3.63%, 5/20/2033	1,554,512	1,555,798
Series A, 4.00%, 11/1/2027	510,000	510,275
Series A, Build America Mutual Assurance Corp., 5.00%, 7/1/2065 (a)	1,500,000	1,519,398
Series A, 5.50%, 11/1/2051	1,000,000	1,065,029
City of Glendale Excise Tax Revenue, AZ 5.00%, 7/1/2038	1,000,000	1,122,504
City of Lake Havasu City Wastewater System Revenue, General Obligation, AZ 5.00%, 7/1/2037	1,500,000	1,712,833
City of Mesa Utility System Revenue, AZ:
Series B, 3.00%, 7/1/2033	1,000,000	994,825
4.00%, 7/1/2035	1,405,000	1,438,742
Series B, 4.00%, 7/1/2050	2,000,000	1,909,419
City of Phoenix Civic Improvement Corp. Revenue, AZ:
Series A, 4.00%, 7/1/2044	1,235,000	1,236,800
Series A, 4.00%, 7/1/2045	1,000,000	985,904
5.00%, 7/1/2032	2,000,000	2,257,089
5.00%, 7/1/2033	2,500,000	2,719,500
5.00%, 7/1/2034	1,000,000	1,152,231
Maricopa County Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 1/1/2041	1,000,000	996,665
Series A, 4.00%, 1/1/2044	1,000,000	950,397
Series A, 4.00%, 9/1/2051	1,500,000	1,321,797
5.00%, 7/1/2047	1,000,000	1,014,932
Security Description	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 4.00%, 1/1/2038	$1,500,000	$1,496,980
Series A, 5.00%, 1/1/2031	2,000,000	2,201,642
Series B, 5.00%, 5/1/2042	1,000,000	1,113,336
Series B, 5.00%, 1/1/2048	1,000,000	1,060,476
Series C, 5.00%, 1/1/2051	1,855,000	1,972,816
Series C, 5.25%, 1/1/2055	1,000,000	1,073,898
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2037	1,000,000	1,052,828
5.25%, 12/1/2027	2,000,000	2,055,871
Town of Queen Creek, Certificate Participation, AZ COPs, 5.00%, 10/1/2051	1,335,000	1,400,109
Yuma Industrial Development Authority Revenue, AZ Series A, Assured Guaranty, Inc., 5.25%, 8/1/2044 (a)	1,000,000	1,098,535
		40,906,720
ARKANSAS — 0.2%
Arkansas Development Finance Authority Revenue, AR 5.00%, 12/1/2047	1,100,000	1,114,857
City of Fort Smith Sales & Use Tax Revenue, AR Assured Guaranty, Inc., 5.25%, 11/1/2050 (a)	935,000	1,004,771
Little Rock School District, General Obligation, AR Series A, Assured Guaranty, Inc., State Aid Withholding, 2.00%, 2/1/2034 (a)	2,000,000	1,735,960
University of Arkansas Revenue, AR Series A, 5.25%, 11/1/2052	1,120,000	1,175,849
		5,031,437
CALIFORNIA — 16.4%
Alameda Corridor Transportation Authority Revenue, CA Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2053 (a)	3,825,000	996,702
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	1,000,000	1,066,446
Series A, 5.00%, 12/1/2030	5,000,000	5,566,591
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	1,000,000	1,034,730
Alta Loma School District, General Obligation, CA Series C, 4.00%, 8/1/2045	1,195,000	1,202,251
See accompanying notes to financial statements.
69

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Alum Rock Union Elementary School District, General Obligation, CA Series B, Assured Guaranty, Inc., 5.25%, 8/1/2054 (a)	$1,785,000	$1,938,673
Antelope Valley Community College District, General Obligation, CA:
Series D, Zero Coupon, 8/1/2045	1,715,000	731,898
Series D, Zero Coupon, 8/1/2046	1,800,000	723,094
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	2,460,000	2,419,675
3.00%, 4/1/2032	2,000,000	1,965,428
Series S-11, 5.00%, 4/1/2034	4,000,000	4,648,411
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue, CA Series A, Assured Guaranty, Inc., 4.38%, 7/1/2056 (a)	1,045,000	1,051,626
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (b)	1,000,000	1,014,455
Series A-1, VRN, 4.00%, 5/1/2053 (b)	4,500,000	4,554,277
Series B-1, VRN, 4.00%, 2/1/2052 (b)	3,120,000	3,167,391
Series 2024H, VRN, 5.00%, 1/1/2056 (b)	1,995,000	2,153,142
Series A-1, VRN, 5.00%, 12/1/2053 (b)	1,500,000	1,569,642
Series A-1, 5.00%, 5/1/2054 (b)	5,000,000	5,320,865
Series B, 5.00%, 11/1/2033	2,535,000	2,696,646
Series B, 5.00%, 3/1/2036	1,000,000	1,042,732
Series B-1, 5.00%, 7/1/2053 (b)	1,340,000	1,399,420
Series D, 5.00%, 2/1/2031	1,000,000	1,062,716
Series D, 5.00%, 10/1/2055 (b)	1,000,000	1,027,969
Series E, 5.00%, 7/1/2035	1,550,000	1,706,148
Series E, VRN, 5.00%, 2/1/2055 (b)	3,000,000	3,196,372
Series E-1, 5.00%, 2/1/2054 (b)	2,000,000	2,121,659
Series F, 5.00%, 11/1/2033	1,500,000	1,626,404
Series F, VRN, 5.00%, 2/1/2055 (b)	2,000,000	2,123,818
Series G, 5.00%, 12/1/2035	2,000,000	2,173,785
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,117,837
Series G, VRN, 5.25%, 11/1/2054 (b)	2,265,000	2,394,963
Series D, 5.50%, 5/1/2054 (b)	2,000,000	2,089,726
California Educational Facilities Authority Revenue, CA:
Series A, 5.00%, 10/1/2055	1,500,000	1,595,190
Series U-7, 5.00%, 6/1/2046	1,100,000	1,301,411
Security Description	Principal Amount	Value
Series V-5, VRN, 5.00%, 3/1/2055 (b)	$2,600,000	$3,068,143
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 11/15/2039	1,000,000	999,964
Series A, 4.00%, 8/15/2040	3,450,000	3,472,395
Series A, 4.00%, 4/1/2049	1,635,000	1,512,937
Series A-2, 4.00%, 11/1/2044	1,715,000	1,657,929
Series A, 5.00%, 12/1/2028	1,000,000	1,046,253
Series A, 5.00%, 11/15/2034	1,000,000	1,029,002
Series A, 5.00%, 12/1/2035	785,000	877,354
Series A, 5.00%, 12/1/2054	3,435,000	3,555,232
Series A, 5.00%, 11/15/2056	1,815,000	1,831,948
Series B, 5.00%, 8/15/2035	2,000,000	2,365,193
Series B, 5.00%, 11/15/2046	1,780,000	1,784,695
Series B-1, VRN, 5.00%, 11/15/2061 (b)	1,260,000	1,331,796
Series C, VRN, 5.00%, 10/1/2050 (b)	3,000,000	3,224,830
Series C, VRN, 5.25%, 10/1/2050 (b)	1,250,000	1,414,000
California Housing Finance Agency Revenue, CA:
Class A, 3.25%, 8/20/2036	925,680	903,590
Series P, VRN, 3.25%, 6/1/2055 (b)	1,250,000	1,254,126
Series 2021-2, Class A, 3.75%, 3/25/2035	2,329,426	2,358,927
California Infrastructure & Economic Development Bank Revenue, CA:
Series A, 3.25%, 8/1/2029	2,000,000	2,014,199
4.00%, 10/1/2046	1,485,000	1,495,306
4.00%, 7/1/2050	1,205,000	1,146,260
Series A, 5.00%, 6/1/2033	3,000,000	3,478,114
Series B, 5.00%, 11/1/2057	1,320,000	1,341,656
5.25%, 5/15/2059	1,000,000	1,065,888
California Municipal Finance Authority Revenue, CA:
Series A-1, 3.15%, 8/1/2059 (b)	1,000,000	1,004,049
5.00%, 5/15/2038	1,000,000	1,030,635
Series A, 5.00%, 10/1/2044	1,000,000	1,001,451
Series A, 5.00%, 2/1/2047	1,000,000	1,001,622
Series A, 5.25%, 9/1/2051	1,000,000	1,079,097
California Pollution Control Financing Authority Revenue, CA 5.00%, 7/1/2039 (c)	1,500,000	1,541,696
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2047	1,000,000	1,000,186
Series A, 5.00%, 7/15/2046	1,000,000	1,060,829
California State Public Works Board Revenue, CA:
Series D, 3.00%, 11/1/2039	1,500,000	1,420,299
Series C, 4.00%, 8/1/2037	2,000,000	2,063,824
See accompanying notes to financial statements.
70

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2048	$1,250,000	$1,350,986
Series C, 5.00%, 8/1/2033	1,145,000	1,268,139
Series D, 5.00%, 11/1/2034	4,500,000	5,147,641
Series A, 5.25%, 4/1/2038	1,790,000	2,088,646
California State University Revenue, CA:
Series A, 4.63%, 11/1/2056	2,000,000	2,043,673
Series A, 5.00%, 11/1/2035	2,500,000	2,952,838
Series A, 5.00%, 11/1/2044	2,610,000	2,921,734
Series A, 5.25%, 11/1/2056	3,000,000	3,270,671
California Statewide Communities Development Authority Revenue, CA:
Series 2004-M, VRN, 5.00%, 4/1/2038 (b)	1,500,000	1,609,191
Series A, 5.00%, 5/15/2050	2,000,000	2,004,401
Series B-1, 5.00%, 9/2/2054	430,000	434,695
Series A, 5.25%, 12/1/2054	1,250,000	1,333,109
Central Valley Energy Authority Revenue, CA VRN, 5.00%, 12/1/2055 (b)	2,000,000	2,141,716
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	379,740
Chabot-Las Positas Community College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,295,000	1,334,447
Chaffey Community College District, General Obligation, CA Series B-1, 5.50%, 6/1/2049	2,000,000	2,228,660
City & County of San Francisco, Certificate Participation, CA:
Series R1, COPs, 3.00%, 4/1/2031	1,390,000	1,391,214
Series R1, 5.00%, 4/1/2039	1,120,000	1,256,366
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2030	1,025,000	1,122,443
Series B, 5.00%, 5/15/2038	1,465,000	1,599,661
Series D, 5.00%, 5/15/2030	1,500,000	1,642,599
Series D, 5.00%, 5/15/2044	1,000,000	1,108,847
Series E, 5.00%, 5/15/2044	1,000,000	1,108,847
Series E, AMT, 5.00%, 5/15/2049	1,100,000	1,123,550
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2034	1,750,000	2,052,481
Series A, 5.00%, 6/1/2035	1,000,000	1,184,007
Series A, 5.00%, 6/1/2055	1,000,000	1,069,282
Series B, 5.00%, 6/1/2036	1,755,000	1,791,375
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 4.00%, 11/1/2039	1,500,000	1,500,306
Series A, 5.00%, 11/1/2029	2,720,000	2,954,312
Series A, 5.00%, 11/1/2030	1,500,000	1,663,398
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2031	$3,000,000	$3,387,337
Clovis Unified School District, General Obligation, CA:
Series C, 4.00%, 8/1/2048	1,000,000	991,183
Series A, 5.00%, 8/1/2050	2,000,000	2,107,672
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,578,032
Colton Joint Unified School District, General Obligation, CA Series A, Build America Mutual Assurance Corp., Zero Coupon, 8/1/2049 (a)	1,000,000	340,059
County of Sacramento Airport System Revenue, CA 5.25%, 7/1/2054	1,500,000	1,608,949
County of Santa Clara, General Obligation, CA Series B, 3.38%, 8/1/2037	1,900,000	1,875,921
Downey Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2051	1,500,000	1,457,348
East Bay Municipal Utility District Water System Revenue, CA:
Series A, 5.00%, 6/1/2046	1,745,000	1,949,774
Series A, 5.00%, 6/1/2055	2,000,000	2,146,447
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,000
Elk Grove Unified School District, General Obligation, CA 4.00%, 8/1/2044	3,000,000	3,008,926
Escondido Union High School District, General Obligation, CA Series A, Assured Guaranty, Inc., Zero Coupon, 8/1/2032 (a)	2,535,000	2,105,786
Foothill-Eastern Transportation Corridor Agency Revenue, CA:
Series A, Assured Guaranty, Inc., Zero Coupon, 1/15/2036 (a)	1,785,000	1,289,557
Series A, 4.00%, 1/15/2046	3,135,000	3,087,098
Glendale Community College District, General Obligation, CA Series A, 4.13%, 8/1/2050	1,970,000	1,972,833
Golden State Tobacco Securitization Corp. Revenue, CA Series A-1, 5.00%, 6/1/2051	1,000,000	1,002,869
Grossmont Union High School District, General Obligation, CA Series A-2, 4.00%, 8/1/2042	3,885,000	3,885,087
See accompanying notes to financial statements.
71

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Hacienda La Puente Unified School District, Certificate Participation, CA Assured Guaranty, Inc., 4.00%, 6/1/2045 (a)	$3,970,000	$3,968,634
Indio Finance Authority Revenue, CA Series A, Build America Mutual Assurance Corp., 5.25%, 11/1/2047 (a)	1,000,000	1,070,061
Irvine Facilities Financing Authority Revenue, CA Series A, 5.00%, 5/1/2034	2,000,000	2,005,463
Long Beach Community College District, General Obligation, CA Series E, 5.00%, 8/1/2052	1,800,000	1,925,976
Long Beach Unified School District, General Obligation, CA:
Series B, 4.38%, 8/1/2053	2,000,000	2,018,258
Series B, 4.50%, 8/1/2057	1,000,000	1,016,414
Los Altos Elementary School District, General Obligation, CA Series A, 4.13%, 8/1/2049	1,000,000	1,006,309
Los Angeles Community College District, General Obligation, CA:
Series J, 4.00%, 8/1/2041	5,000,000	5,010,321
Series D, 5.00%, 8/1/2030	1,000,000	1,106,119
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2029	1,000,000	1,075,520
Series A, 5.00%, 6/1/2030	2,460,000	2,699,055
Series A, 5.00%, 7/1/2042	1,500,000	1,626,217
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2036	2,500,000	2,574,505
Series J, 5.50%, 12/1/2054	1,750,000	1,945,111
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2030	1,000,000	1,076,476
Series A, 5.00%, 7/1/2034	1,075,000	1,210,802
Series A, 5.00%, 7/1/2037	1,000,000	1,022,984
Series A, 5.00%, 7/1/2042	1,660,000	1,669,144
Series B, 5.00%, 7/1/2036	1,000,000	1,135,103
Series B, 5.00%, 7/1/2039	1,680,000	1,766,352
Series B, 5.00%, 7/1/2040	1,000,000	1,048,845
Series C, 5.00%, 7/1/2030	1,750,000	1,875,779
Series C, 5.00%, 7/1/2051	6,000,000	6,221,110
Series D, 5.00%, 7/1/2028	1,685,000	1,761,291
Series D, 5.00%, 7/1/2045	3,000,000	3,211,690
Series E, 5.00%, 7/1/2034	2,000,000	2,224,466
Los Angeles Department of Water & Power Water System Revenue, CA:
Series A, 5.00%, 7/1/2035	1,800,000	1,991,938
Series B, 5.00%, 7/1/2037	1,000,000	1,106,445
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2039	$1,015,000	$1,084,890
Series C, 5.00%, 7/1/2036	1,000,000	1,060,544
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2032	3,000,000	3,403,427
5.00%, 7/1/2033	2,500,000	2,869,219
5.00%, 7/1/2034	3,000,000	3,455,130
5.00%, 7/1/2036	1,000,000	1,138,513
Series A, 5.00%, 7/1/2029	2,500,000	2,691,314
Series QRR, 5.00%, 7/1/2028	1,000,000	1,053,278
Series QRR, 5.00%, 7/1/2034	1,250,000	1,416,538
Series QRR, 5.00%, 7/1/2041	1,500,000	1,647,976
5.25%, 7/1/2040	1,000,000	1,135,325
5.25%, 7/1/2042	1,005,000	1,130,224
Manteca Unified School District, General Obligation, CA Series C, 5.25%, 8/1/2044	1,775,000	2,017,970
Metropolitan Water District of Southern California Revenue, CA Series B, 3.00%, 7/1/2029	1,750,000	1,779,022
Modesto High School District, General Obligation, CA Series B, 5.25%, 8/1/2050	1,000,000	1,094,745
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	1,500,000	1,510,338
Moreno Valley Unified School District, General Obligation, CA:
Series A, Build America Mutual Assurance Corp., 4.75%, 8/1/2052 (a)	1,650,000	1,706,528
Series A, Build America Mutual Assurance Corp., 5.00%, 8/1/2050 (a)	1,000,000	1,068,001
Mount San Jacinto Community College District, General Obligation, CA Series B, 4.00%, 8/1/2043	1,000,000	1,000,013
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (a)	2,715,000	2,727,670
M-S-R Energy Authority Revenue, CA Series B, 6.50%, 11/1/2039	1,125,000	1,390,830
Mt San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	2,155,000	916,388
Series A, 5.25%, 8/1/2055	1,780,000	1,931,705
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,779,130
Series A, 5.00%, 5/1/2030	1,625,000	1,772,250
See accompanying notes to financial statements.
72

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2032	$1,000,000	$1,125,595
New Haven Unified School District, General Obligation, CA Series A, 4.50%, 8/1/2054	2,975,000	3,022,895
Newport Mesa Unified School District, General Obligation, CA:
Zero Coupon, 8/1/2039	1,300,000	779,057
Zero Coupon, 8/1/2041	1,390,000	754,193
Northern California Energy Authority Revenue, CA VRN, 5.00%, 12/1/2054 (b)	3,000,000	3,177,058
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	1,715,000	1,965,832
Oxnard Union High School District, General Obligation, CA 6.00%, 2/1/2030	1,000,000	1,117,739
Pasadena Public Financing Authority Revenue, CA Zero Coupon, 6/1/2042	1,200,000	621,098
Pasadena Unified School District, General Obligation, CA Series D, 5.00%, 8/1/2044	1,000,000	1,121,697
Peralta Community College District, General Obligation, CA 5.00%, 8/1/2036	2,250,000	2,662,672
Pomona Unified School District, General Obligation, CA Series A, 5.00%, 8/1/2055	1,500,000	1,587,231
Redwoods Community College District, General Obligation, CA Build America Mutual Assurance Corp., 5.25%, 8/1/2054 (a)	1,000,000	1,079,550
Regents of the University of California Medical Center Pooled Revenue, CA Series P, 5.00%, 5/15/2047	2,000,000	2,116,489
Rio Hondo Community College District, General Obligation, CA Series D, Zero Coupon, 8/1/2043	1,000,000	460,011
Riverside County Transportation Commission Revenue, CA Series B-1, 4.00%, 6/1/2046	2,000,000	1,990,574
Rowland Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2044	1,065,000	1,077,530
Sacramento Municipal Utility District Revenue, CA Series H, 4.00%, 8/15/2045	2,600,000	2,609,000
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2034	1,000,000	1,159,118
Security Description	Principal Amount	Value
San Bernardino City Unified School District, Certificate Participation, CA Assured Guaranty, Inc., 4.50%, 10/1/2045 (a)	$1,000,000	$1,030,687
San Bernardino City Unified School District, General Obligation, CA Series D, Assured Guaranty, Inc., Zero Coupon, 8/1/2036 (a)	1,850,000	1,316,123
San Bernardino Community College District, General Obligation, CA Series E, 4.13%, 8/1/2049	2,000,000	2,004,643
San Diego Community College District, General Obligation, CA 4.00%, 8/1/2043	1,800,000	1,829,425
San Diego County Regional Airport Authority Revenue, CA Series A, 5.25%, 7/1/2055	1,500,000	1,631,744
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,595,511
San Diego Unified School District, General Obligation, CA:
Series A-3, 4.00%, 7/1/2053	1,290,000	1,244,067
Series I, 4.00%, 7/1/2047	1,425,000	1,416,133
Series L, 4.00%, 7/1/2049	2,955,000	2,909,817
Series C-3, 5.00%, 7/1/2050	1,000,000	1,078,451
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,722,223
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA Series A, 3.00%, 7/1/2044	1,500,000	1,288,629
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series C-1, 4.00%, 8/1/2045	1,000,000	995,171
Series E-1, 5.00%, 8/1/2042	2,970,000	3,394,240
Series E-1, 5.00%, 8/1/2044	1,065,000	1,199,123
Series F1, 5.00%, 8/1/2035	1,000,000	1,071,576
San Francisco City & County Airport Commission-San Francisco International Airport Revenue, CA Series B, 5.00%, 5/1/2052	3,345,000	3,485,647
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2042	1,000,000	988,415
Series A, 4.00%, 10/1/2047	2,000,000	1,995,851
Series B, 4.00%, 10/1/2038	2,085,000	2,181,474
Series C, 5.00%, 10/1/2054	1,000,000	1,063,568
San Francisco Community College District, General Obligation, CA Series A, 4.00%, 6/15/2045	1,370,000	1,359,809
San Francisco Unified School District, General Obligation, CA Series B, 3.00%, 6/15/2037	2,000,000	1,888,445
See accompanying notes to financial statements.
73

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
San Jose Evergreen Community College District, General Obligation, CA:
Series B, 3.00%, 9/1/2037	$1,635,000	$1,548,617
Series C, 4.00%, 9/1/2045	1,000,000	1,008,427
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2044	1,000,000	1,131,121
San Leandro Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2052	1,430,000	1,522,256
San Lorenzo Valley Unified School District, General Obligation, CA Series C, 5.00%, 8/1/2052	1,000,000	1,046,885
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	1,000,000	1,009,149
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2028	1,100,000	1,164,188
Southern California Public Power Authority Revenue, CA:
Series A, 5.00%, 11/1/2033	1,060,000	1,130,798
Series A, VRN, 5.00%, 4/1/2055 (b)	1,000,000	1,049,657
State of California Department of Water Resources Revenue, CA Series A, 5.00%, 12/1/2048	3,000,000	3,267,613
State of California, General Obligation, CA:
3.00%, 10/1/2034	1,545,000	1,532,953
3.00%, 4/1/2052	1,500,000	1,183,768
4.00%, 11/1/2029	2,000,000	2,094,174
4.00%, 10/1/2033	1,175,000	1,234,996
4.00%, 3/1/2036	5,170,000	5,330,173
4.00%, 10/1/2042	1,115,000	1,136,244
4.00%, 9/1/2043	4,445,000	4,514,659
4.13%, 3/1/2045	1,905,000	1,936,557
Series CU, 4.55%, 12/1/2037	1,000,000	1,064,128
5.00%, 4/1/2028	1,250,000	1,307,564
5.00%, 8/1/2028	1,560,000	1,645,532
5.00%, 10/1/2028	4,245,000	4,494,371
5.00%, 10/1/2029	3,705,000	4,000,236
5.00%, 11/1/2029	2,850,000	2,944,305
5.00%, 10/1/2030	1,500,000	1,648,746
5.00%, 4/1/2031	1,135,000	1,258,302
5.00%, 8/1/2031	2,000,000	2,229,435
5.00%, 10/1/2031	1,315,000	1,469,716
5.00%, 11/1/2031	6,655,000	7,408,025
5.00%, 12/1/2031	1,000,000	1,120,578
5.00%, 9/1/2032	5,410,000	6,132,922
5.00%, 11/1/2032	5,000,000	5,681,344
5.00%, 3/1/2033	1,250,000	1,427,577
5.00%, 4/1/2033	3,000,000	3,429,955
5.00%, 3/1/2035	2,400,000	2,802,394
5.00%, 9/1/2039	1,000,000	1,121,426
5.00%, 10/1/2042	1,265,000	1,393,478
Security Description	Principal Amount	Value
5.00%, 8/1/2050	$2,125,000	$2,299,664
Series A, 5.00%, 11/1/2027	6,780,000	7,026,725
Series C, 5.00%, 11/1/2042	1,000,000	1,095,927
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,692,968
University of California Revenue, CA:
Series BK, 5.00%, 5/15/2052	1,000,000	1,051,873
Series BN, 5.00%, 5/15/2043	1,500,000	1,639,486
Series BQ, 5.00%, 5/15/2029	3,600,000	3,853,825
Series BS, 5.00%, 5/15/2034	1,170,000	1,349,944
Series BX, 5.00%, 5/15/2029	2,140,000	2,290,885
Series BZ, 5.00%, 5/15/2029	2,500,000	2,676,268
Series CA, 5.00%, 5/15/2038	1,000,000	1,140,573
Series CA, 5.00%, 5/15/2040	1,200,000	1,349,152
Series CC, 5.00%, 5/15/2041	4,500,000	5,050,516
Series CF, 5.25%, 11/15/2039	1,700,000	1,978,284
Series CH, 5.25%, 5/15/2038	3,750,000	4,504,453
Series CD, 5.50%, 5/15/2040	5,315,000	6,242,760
Washington Township Health Care District, General Obligation, CA Series B, 5.50%, 8/1/2053	1,000,000	1,073,565
		514,127,975
COLORADO — 2.1%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2028	1,000,000	1,059,452
State Aid Withholding, 5.50%, 12/1/2046	1,165,000	1,310,381
Adams & Weld Counties School District No. 27J Brighton, General Obligation, CO Series B, State Aid Withholding, 5.50%, 12/1/2033	1,000,000	1,177,181
Adams County School District No. 14, General Obligation, CO State Aid Withholding, 5.50%, 12/1/2036	1,415,000	1,667,111
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.25%, 12/15/2043	2,520,000	2,838,752
Baseline Metropolitan District No. 1, General Obligation, CO Series A, Assured Guaranty, Inc., 4.00%, 12/1/2046 (a)	1,885,000	1,835,078
Board of Governors of Colorado State University System Revenue, CO Series A, 5.00%, 3/1/2043	2,000,000	2,302,366
See accompanying notes to financial statements.
74

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	$1,000,000	$1,082,807
Central Weld County Water District Revenue, CO Build America Mutual Assurance Corp., 5.00%, 12/1/2054 (a)	1,150,000	1,192,470
City & County of Denver Airport System Revenue, CO Series C, 5.25%, 11/15/2053	1,000,000	1,056,327
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2037	3,250,000	2,030,518
Series A-2, Zero Coupon, 8/1/2039	1,500,000	838,830
Series A-1, 5.00%, 8/1/2041	1,000,000	1,001,144
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	3,000,000	3,172,558
City & County of Denver, General Obligation, CO Series A, 5.50%, 8/1/2038	1,000,000	1,204,077
City of Colorado Springs Utilities System Revenue, CO:
Series A, 5.00%, 11/15/2032	1,120,000	1,269,014
Series A, 5.00%, 11/15/2039	1,000,000	1,135,731
Series A, 5.25%, 11/15/2050	1,000,000	1,087,519
City of Loveland Electric & Communications Enterprise Revenue, CO Series A, 5.00%, 12/1/2044	1,000,000	1,023,511
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2038	1,130,000	1,276,020
Colorado Educational & Cultural Facilities Authority Revenue, CO Series A, 4.63%, 3/1/2051	2,000,000	2,012,609
Colorado Health Facilities Authority Revenue, CO:
Series A, 3.00%, 11/15/2051	100,000	72,866
Series A, 4.00%, 11/15/2046	4,215,000	3,937,257
Seires A-2, 5.00%, 8/1/2044	2,000,000	2,046,902
Series A, 5.00%, 1/1/2031	1,225,000	1,313,927
Series A, 5.00%, 5/15/2036	1,505,000	1,652,269
Series A, 5.00%, 5/15/2054	1,815,000	1,856,273
Series A, VRN, 5.00%, 11/15/2060 (b)	750,000	808,870
Series B, 5.00%, 12/1/2032	1,000,000	1,092,929
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2051	1,000,000	999,969
Security Description	Principal Amount	Value
Colorado Housing & Finance Authority Revenue, CO Series A, Class I, 6.00%, 11/1/2055	$1,000,000	$1,104,817
Colorado School of Mines Revenue, CO Series B, Assured Guaranty, Inc., 5.25%, 12/1/2052 (a)	1,550,000	1,624,574
Denver City & County School District No. 1, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2039	1,500,000	1,636,298
Denver Wastewater Management Division Department of Public Works Revenue, CO 4.00%, 11/1/2046	2,000,000	1,949,101
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2042	1,000,000	1,112,472
E-470 Public Highway Authority Revenue, CO Series A-2, Zero Coupon, 9/1/2037 (d)	2,000,000	1,317,745
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	115,000	116,371
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	10,000	10,106
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,142,924
State of Colorado, Certificate Participation, CO:
Series A, 4.00%, 12/15/2036	1,000,000	1,022,279
Series A, 4.00%, 12/15/2037	1,800,000	1,827,238
Series A, COPs, 5.00%, 11/1/2053	2,490,000	2,602,830
University of Colorado Revenue, CO:
Series A, 5.00%, 6/1/2036	1,000,000	1,154,404
Series C-1, 5.25%, 6/1/2055	1,250,000	1,337,663
Westminster Public Schools, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2049	1,500,000	1,580,392
		64,893,932
See accompanying notes to financial statements.
75

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CONNECTICUT — 1.5%
Connecticut Housing Finance Authority Revenue, CT:
Series D-2, VRN, 3.10%, 11/15/2064 (b)	$1,200,000	$1,200,690
Series F-1, 4.60%, 11/15/2044	2,000,000	2,026,231
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A-3, VRN, 2.95%, 7/1/2049 (b)	5,000,000	5,021,704
Series A, 4.00%, 7/1/2036	1,045,000	1,055,838
Series B-1, VRN, 5.00%, 7/1/2064 (b)	1,500,000	1,631,070
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2028	5,000,000	5,259,261
Series A-2, 5.00%, 7/1/2037	1,000,000	1,133,106
Series B, 5.00%, 7/1/2028	2,000,000	2,103,704
Series B, 5.00%, 7/1/2029	3,500,000	3,745,363
Series B, 5.00%, 7/1/2031	2,675,000	2,960,057
State of Connecticut, General Obligation, CT:
Series A, 4.00%, 1/15/2028	2,175,000	2,226,074
Series A, 4.00%, 1/15/2030	2,000,000	2,090,487
Series A, 4.00%, 1/15/2032	2,000,000	2,116,879
Series A, 4.00%, 1/15/2034	1,070,000	1,115,688
Series B, 5.00%, 12/1/2027	1,305,000	1,351,883
Series B, 5.00%, 12/1/2028	1,000,000	1,058,147
Series D, 5.00%, 9/15/2028	1,480,000	1,559,339
Series E, 5.00%, 11/15/2027	2,000,000	2,071,559
Series E, 5.00%, 11/15/2028	1,605,000	1,696,791
Series H, 5.00%, 11/15/2028	3,500,000	3,700,167
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2031	2,050,000	2,270,892
		47,394,930
DELAWARE — 0.3%
Delaware State Economic Development Authority Revenue, DE:
Series A, 3.60%, 1/1/2031	1,400,000	1,448,139
Series A, VRN, 4.00%, 10/1/2045 (b)	1,000,000	1,010,580
Delaware State Housing Authority Revenue, DE Series A, 5.75%, 1/1/2057	1,000,000	1,095,171
State of Delaware, General Obligation, DE:
Series A, 4.00%, 5/1/2042	1,500,000	1,520,777
Series A, 5.00%, 5/1/2033	3,000,000	3,426,872
University of Delaware Revenue, DE Series A, 5.00%, 11/1/2035	1,000,000	1,147,135
		9,648,674
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 1.2%
District of Columbia Housing Finance Agency Revenue, DC Series A-1, 4.80%, 9/1/2047	$1,500,000	$1,509,528
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 5/1/2042	1,000,000	1,089,788
Series A, 5.00%, 7/1/2047	2,000,000	2,107,252
Series C, 5.00%, 10/1/2033	1,000,000	1,138,872
Series A, 5.25%, 6/1/2050	1,000,000	1,075,269
Series A, 5.50%, 7/1/2047	3,360,000	3,643,931
District of Columbia Revenue, DC Series A, VRN, 5.00%, 4/1/2060 (b)	1,475,000	1,626,497
District of Columbia Water & Sewer Authority Revenue, DC:
Series B, 4.00%, 10/1/2044	2,000,000	1,977,318
Series C1, 4.00%, 10/1/2036	1,000,000	1,017,625
Series B, 5.00%, 10/1/2049	2,615,000	2,660,565
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2029	1,100,000	1,166,217
Series A, 5.00%, 6/1/2043	1,095,000	1,125,982
Series B, 5.00%, 6/1/2036	1,600,000	1,858,507
Series B, 5.00%, 8/1/2038	1,605,000	1,798,665
Series C, 5.00%, 12/1/2034	1,575,000	1,813,809
Series C, 5.00%, 12/1/2035	1,750,000	2,028,731
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (a)	3,000,000	2,661,840
Series A, 5.00%, 10/1/2044	1,150,000	1,179,015
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 3.00%, 7/15/2036	1,725,000	1,611,516
Series A, 4.00%, 7/15/2034	1,500,000	1,544,486
Series A, 4.00%, 7/15/2039	1,080,000	1,091,554
Washington Metropolitan Area Transit Authority Revenue, DC:
5.00%, 7/1/2036	1,000,000	1,017,355
Series B, 5.00%, 7/1/2036	1,285,000	1,307,302
		38,051,624
FLORIDA — 3.5%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,300,161
Central Florida Expressway Authority Revenue, FL:
4.00%, 7/1/2041	1,260,000	1,259,496
Series B, 4.00%, 7/1/2037	2,000,000	2,000,229
Assured Guaranty, Inc., 5.00%, 7/1/2030 (a)	2,035,000	2,219,357
See accompanying notes to financial statements.
76

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Central Florida Tourism Oversight District Utility Revenue, FL Series 1, 5.00%, 10/1/2043	$1,000,000	$1,100,623
City of Cape Coral Water & Sewer Revenue, FL Build America Mutual Assurance Corp., 5.25%, 10/1/2048 (a)	1,070,000	1,148,343
City of Fort Lauderdale Water & Sewer Revenue, FL Series B, 5.00%, 9/1/2042	2,765,000	3,040,637
City of Gainesville Utilities System Revenue, FL Series A, 4.00%, 10/1/2039	2,000,000	1,987,731
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,475,950
City of Miami Revenue, FL:
Series A, 5.00%, 3/1/2048	1,500,000	1,563,473
Series A, 5.25%, 3/1/2053	2,000,000	2,120,589
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (a)	410,000	370,462
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (a)	510,000	426,132
3.25%, 7/1/2045	125,000	105,906
City of South Miami Health Facilities Authority, Inc. Revenue, FL 5.00%, 8/15/2042	2,000,000	2,030,522
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	1,000,000	1,130,683
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2040	1,000,000	1,000,410
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2030	1,250,000	1,368,513
City of Tampa Revenue, FL:
Series A, Zero Coupon, 9/1/2045	2,000,000	772,633
Series B, 5.00%, 7/1/2050	1,000,000	1,013,130
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	1,000,000	1,079,955
County of Broward Tourist Development Tax Revenue, FL 4.00%, 9/1/2037	3,160,000	3,221,308
County of Manatee Revenue, FL 5.00%, 10/1/2029	1,000,000	1,076,016
County of Miami-Dade Aviation Revenue, FL Series A, 4.00%, 10/1/2034	1,500,000	1,531,905
County of Miami-Dade Revenue, FL:
Zero Coupon, 10/1/2034	1,070,000	804,008
Zero Coupon, 10/1/2035	1,000,000	719,402
Series B, 3.13%, 4/1/2037	230,000	222,119
Security Description	Principal Amount	Value
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	$130,000	$130,046
4.00%, 7/1/2035	1,760,000	1,760,790
5.00%, 7/1/2052	2,000,000	2,066,824
County of Miami-Dade Water & Sewer System Revenue, FL:
3.00%, 10/1/2036	1,000,000	937,961
4.00%, 10/1/2048	2,000,000	1,846,704
Series A, 4.00%, 10/1/2037	2,705,000	2,714,927
Series B, 5.00%, 10/1/2033	1,750,000	1,985,793
County of Miami-Dade, General Obligation, FL:
Series A, 4.00%, 7/1/2042	1,900,000	1,889,109
Series 2014 A, 5.00%, 7/1/2036	1,475,000	1,477,149
Series A, 5.00%, 7/1/2051	2,000,000	2,093,696
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	1,000,000	1,073,198
County of Seminole Revenue, FL 5.00%, 10/1/2052	1,000,000	1,052,405
Florida Department of Management Services, Certificate Participation, FL Series A, 2.00%, 11/1/2038	725,000	561,752
Florida Housing Finance Corp. Revenue, FL Series 5, 5.05%, 1/1/2056	3,000,000	3,065,242
Florida Insurance Assistance Interlocal Agency, Inc. Revenue, FL:
Series A-1, 5.00%, 9/1/2027	1,000,000	1,004,197
Series A-1, 5.00%, 9/1/2028	1,000,000	1,003,895
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2035	1,270,000	1,418,657
Florida State Board of Governors Florida International University Dormitory Revenue, FL Series A, Build America Mutual Assurance Corp., 4.50%, 7/1/2051 (a)	1,000,000	1,001,327
Halifax Hospital Medical Center Revenue, FL 3.75%, 6/1/2041	1,000,000	923,605
Hillsborough County Industrial Development Authority Revenue, FL:
Series C, 4.13%, 11/15/2051	1,000,000	934,223
Series C, 5.00%, 11/15/2029	1,385,000	1,487,327
Series C, 5.50%, 11/15/2054	1,250,000	1,342,723
JEA Electric System Revenue, FL Series 3A, 4.00%, 10/1/2038	1,000,000	1,006,073
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	470,617
Series A, 4.00%, 10/1/2039	1,000,000	986,802
See accompanying notes to financial statements.
77

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2043	$2,285,000	$2,516,492
Martin County Health Facilities Authority Revenue, FL Series A, 4.00%, 1/1/2046	1,000,000	935,912
Miami-Dade County Educational Facilities Authority Revenue, FL:
5.00%, 4/1/2046	1,500,000	1,600,717
Series A, 5.00%, 4/1/2048	1,600,000	1,613,582
Series A, 5.00%, 4/1/2053	1,615,000	1,624,029
Miami-Dade County Industrial Development Authority Revenue, FL 5.25%, 9/15/2044	1,000,000	999,966
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,500,000	1,575,182
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2040	1,280,000	1,409,977
Palm Beach County School District, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	2,660,000	2,894,335
Pasco County School Board Revenue, FL 5.00%, 10/1/2033	1,750,000	1,984,570
Pasco County School Board, Certificate Participation, FL Series C, Assured Guaranty, Inc., 5.00%, 8/1/2033 (a)	1,065,000	1,146,221
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2029	1,440,000	1,535,021
School Board of Miami-Dade County, General Obligation, FL:
4.00%, 3/15/2047	1,000,000	926,800
5.00%, 3/15/2044	1,000,000	1,104,281
School District of Broward County, Certificate Participation, FL:
Series A, COPs, 5.00%, 7/1/2028	1,000,000	1,000,000
Series B, COPs, 5.00%, 7/1/2029	1,110,000	1,180,936
St. Johns County School Board, Certificate Participation, FL Series A, Assured Guaranty, Inc., 5.50%, 7/1/2049 (a)	1,750,000	1,877,485
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 4.00%, 7/1/2043	1,890,000	1,917,779
Series B, 4.50%, 7/1/2056	1,000,000	998,654
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2034	1,500,000	1,733,577
Series B, 5.00%, 6/1/2028	1,090,000	1,143,172
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2029	$2,215,000	$2,371,202
Tampa Bay Water Revenue, FL Series A, 5.25%, 10/1/2054	1,000,000	1,067,644
Tampa-Hillsborough County Expressway Authority Revenue, FL Series B, 4.00%, 7/1/2042	2,140,000	2,140,854
Town of Davie Revenue, FL 5.00%, 4/1/2048	2,000,000	2,017,648
USF Financing Corp. Revenue, FL 5.00%, 7/1/2033	1,000,000	1,122,505
		110,763,276
GEORGIA — 2.6%
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2033 (a)	1,500,000	1,718,449
5.00%, 11/1/2033	1,000,000	1,142,070
5.00%, 11/1/2037	1,000,000	1,156,161
5.00%, 11/1/2038	1,250,000	1,436,617
Build America Mutual Assurance Corp., 5.00%, 11/1/2041 (a)	1,240,000	1,379,709
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2031	2,000,000	2,223,417
City of Cartersville Water & Sewer Revenue, GA 5.00%, 6/1/2049	1,000,000	1,068,967
Cobb County Kennestone Hospital Authority Revenue, GA Series A, 4.00%, 4/1/2052	2,895,000	2,624,369
Columbia County Hospital Authority Revenue, GA Series A, Assured Guaranty, Inc., 5.00%, 4/1/2048 (a)	1,385,000	1,446,736
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2030	2,350,000	2,576,772
Series B, Assured Guaranty, Inc., 5.25%, 10/1/2032 (a)	1,610,000	1,619,786
County of Fulton Water & Sewerage Revenue, GA 5.00%, 1/1/2035	1,000,000	1,157,430
Coweta County Development Authority Revenue, GA Series A, 5.00%, 7/1/2044	1,500,000	1,543,277
Development Authority of Burke County Revenue, GA VRN, 2.90%, 12/1/2049 (b)	2,000,000	1,997,110
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	1,500,000	1,533,755
Gainesville & Hall County Hospital Authority Revenue, GA 5.00%, 10/15/2030	1,000,000	1,082,425
See accompanying notes to financial statements.
78

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Georgia Housing & Finance Authority Revenue, GA:
Series A, 4.80%, 12/1/2046	$1,725,000	$1,761,865
Series C, 5.05%, 12/1/2045	3,000,000	3,108,288
Georgia State Road & Tollway Authority Revenue, GA Series A, 3.00%, 7/15/2048	1,250,000	1,011,338
Main Street Energy, Inc. Revenue, GA Series A, 5.00%, 10/1/2033	1,000,000	1,064,813
Main Street Natural Gas, Inc. Revenue, GA:
Series A, 4.00%, 12/1/2028	1,115,000	1,129,066
Series A, VRN, 4.00%, 9/1/2052 (b)	2,250,000	2,292,480
Series C, 4.00%, 8/1/2052 (b) (c)	2,250,000	2,258,927
Series A, VRN, 5.00%, 6/1/2053 (b)	2,000,000	2,104,267
Series A, VRN, 5.00%, 5/1/2054 (b)	3,000,000	3,206,859
Series A, VRN, 5.00%, 6/1/2055 (b)	2,275,000	2,457,857
Series B, VRN, 5.00%, 12/1/2052 (b)	1,540,000	1,606,781
Series B, VRN, 5.00%, 7/1/2053 (b)	1,500,000	1,582,863
Series C, VRN, 5.00%, 9/1/2053 (b)	3,000,000	3,190,910
Series C, VRN, 5.00%, 12/1/2054 (b)	1,500,000	1,587,795
Series D, 5.00%, 5/1/2054 (b)	1,000,000	1,057,288
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series C, 3.50%, 7/1/2038	2,000,000	1,957,389
Series B, 5.00%, 7/1/2031	1,155,000	1,282,132
Municipal Electric Authority of Georgia Revenue, GA:
Series A, Assured Guaranty, Inc., 4.00%, 1/1/2044 (a)	1,000,000	991,501
Series A, 5.00%, 1/1/2046	1,000,000	1,039,249
Series A, 5.00%, 1/1/2056	2,000,000	2,008,023
Series A, 5.00%, 1/1/2059	1,000,000	1,003,823
Series A, 5.00%, 1/1/2063	2,000,000	2,000,808
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2033	2,000,000	2,271,998
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,675,696
Savannah Georgia Convention Center Authority Revenue, GA Series C, Assured Guaranty, Inc., 5.00%, 6/1/2058 (a)	1,000,000	1,024,117
Security Description	Principal Amount	Value
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	$1,275,000	$1,331,768
Series A-1, 5.00%, 7/1/2033	1,000,000	1,103,769
Series C, 5.00%, 7/1/2030	5,560,000	6,083,843
		82,902,563
GUAM — 0.1%
Guam Government Waterworks Authority Revenue, GU Series A, 5.50%, 7/1/2044	1,000,000	1,090,543
Guam Power Authority Revenue, GU Series A, 5.00%, 10/1/2037	1,200,000	1,214,489
Territory of Guam Revenue, GU Series G, 5.00%, 1/1/2035	1,000,000	1,096,046
		3,401,078
HAWAII — 0.4%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	1,033,832
4.50%, 7/1/2048	1,000,000	1,013,204
Series A, 5.00%, 7/1/2032	1,500,000	1,688,389
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2029	1,000,000	1,078,163
Series C, 5.00%, 8/1/2044	1,400,000	1,455,055
Series E, 5.00%, 3/1/2029	1,320,000	1,404,813
State of Hawaii Airports System Revenue, HI Series B, 5.00%, 7/1/2049	1,250,000	1,326,004
State of Hawaii, General Obligation, HI:
Series FK, 4.00%, 5/1/2036	2,000,000	2,007,902
Series FW, 4.00%, 1/1/2037	2,640,000	2,670,242
		13,677,604
IDAHO — 0.3%
Idaho Health Facilities Authority Revenue, ID:
Series 2025A, 5.00%, 3/1/2041	1,500,000	1,627,757
Series 2025A, 5.00%, 3/1/2043	1,000,000	1,073,154
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2040	1,190,000	1,342,686
Series A, 5.00%, 8/15/2043	1,000,000	1,110,714
Series C, 5.15%, 7/1/2045	1,000,000	1,042,996
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2029	2,000,000	2,141,157
		8,338,464
See accompanying notes to financial statements.
79

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ILLINOIS — 3.8%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL 5.00%, 4/1/2042	$1,000,000	$1,002,796
Chicago O'Hare International Airport Revenue, IL:
Series B, 4.50%, 1/1/2056	1,000,000	973,497
Series B, 5.00%, 1/1/2036	2,500,000	2,620,429
Series B, 5.00%, 1/1/2048	1,145,000	1,166,534
Series D, 5.00%, 1/1/2041	1,000,000	1,065,636
Series D, 5.00%, 1/1/2052	1,000,000	1,002,498
Build America Mutual Assurance Corp., 5.25%, 1/1/2041 (a)	1,950,000	2,114,864
Series D, 5.25%, 1/1/2031	1,735,000	1,757,427
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,200,000	1,243,989
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL:
Series A, 5.00%, 12/1/2045	1,000,000	1,028,152
Series A, 5.00%, 12/1/2049	2,000,000	2,078,179
City of Chicago Wastewater Transmission Revenue, IL:
Series A, 5.00%, 1/1/2047	1,000,000	1,003,252
Series A, Assured Guaranty, Inc., 5.25%, 1/1/2048 (a)	1,665,000	1,746,195
City of Chicago Waterworks Revenue, IL:
Series B, 5.00%, 11/1/2030 (d)	1,500,000	1,616,524
Series B, Assured Guaranty, Inc., 5.00%, 11/1/2036 (a)	1,070,000	1,159,063
Series A, Assured Guaranty, Inc., 5.25%, 11/1/2053 (a)	1,445,000	1,504,856
City of Chicago, General Obligation, IL:
Series A, 5.50%, 1/1/2035	2,915,000	3,002,641
Series A, 5.50%, 1/1/2039	1,250,000	1,306,676
Series A, 6.00%, 1/1/2050	1,600,000	1,685,527
Cook County Community College District No. 508, General Obligation, IL Build America Mutual Assurance Corp., 5.50%, 12/1/2055 (a)	1,000,000	1,070,052
County of Cook, General Obligation, IL 5.00%, 11/15/2034	1,200,000	1,208,250
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2033	1,000,000	1,137,106
Illinois Finance Authority Revenue, IL:
VRN, 2.45%, 10/1/2039 (b)	1,000,000	971,073
Series A, 3.00%, 7/15/2040	1,000,000	880,477
Series A, 4.00%, 10/1/2034	1,620,000	1,620,964
Series A, 5.00%, 10/1/2028	1,000,000	1,050,845
Series A, 5.00%, 8/15/2029	1,160,000	1,237,504
Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2029	$1,885,000	$1,891,849
Series A, 5.00%, 7/1/2032	2,000,000	2,241,542
Series A, 5.00%, 10/1/2033	1,400,000	1,580,050
Series A, 5.00%, 11/15/2035	1,500,000	1,696,695
Series A, 5.00%, 7/15/2042	1,000,000	1,018,184
Series A, 5.00%, 8/15/2047	1,180,000	1,210,815
Series A-1, VRN, 5.00%, 8/15/2054 (b)	1,000,000	1,080,364
Series B, 5.00%, 8/15/2031	1,000,000	1,010,801
Series B, 5.00%, 1/1/2033	1,000,000	1,127,888
Series C, 5.00%, 2/15/2034	1,050,000	1,060,440
Illinois Housing Development Authority Revenue, IL:
Series E, 4.05%, 10/1/2035	945,000	954,875
Series D, 5.25%, 10/1/2050	1,200,000	1,241,128
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2034 (a)	1,250,000	1,416,735
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2030	1,500,000	1,559,877
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2030	225,000	242,578
Series A, 5.00%, 1/1/2041	1,000,000	1,092,702
Series A, 5.00%, 1/1/2046	2,000,000	2,150,679
Series B, 5.00%, 1/1/2036	215,000	215,308
Series B, 5.00%, 1/1/2040	1,000,000	1,001,167
Series B, 5.00%, 1/1/2041	2,260,000	2,262,246
Series C, 5.00%, 1/1/2036	215,000	215,308
Series A, 5.25%, 1/1/2045	1,250,000	1,363,334
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (a)	3,000,000	2,684,454
Series B, Zero Coupon, 12/15/2054	2,120,000	530,033
Series A, 5.00%, 6/15/2050	3,000,000	3,027,221
Series A, 5.00%, 6/15/2053	2,000,000	2,000,028
Series B, 5.00%, 12/15/2027	1,250,000	1,252,490
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2031	1,100,000	1,223,640
Northern Illinois Municipal Power Agency Revenue, IL Series A, 4.00%, 12/1/2033	3,500,000	3,503,227
Sales Tax Securitization Corp. Revenue, IL:
Series A, 4.00%, 1/1/2038	2,975,000	2,976,644
Series A, 5.00%, 1/1/2031	1,000,000	1,083,528
State of Illinois Sales Tax Revenue, IL:
Series C, 5.00%, 6/15/2041	1,800,000	1,940,935
Series C, 5.00%, 6/15/2043	1,135,000	1,215,382
See accompanying notes to financial statements.
80

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL:
4.00%, 6/1/2033	$1,575,000	$1,575,338
Series B, 4.00%, 12/1/2037	1,250,000	1,244,696
Series B, 4.00%, 11/1/2038	2,320,000	2,296,832
Series B, 4.25%, 5/1/2046	2,000,000	1,904,253
5.00%, 1/1/2041	5,020,000	5,023,479
Series A, 5.00%, 5/1/2035	1,000,000	1,029,047
Series B, 5.00%, 10/1/2032	1,000,000	1,040,792
Series B, 5.00%, 10/1/2033	1,645,000	1,708,652
Series B, 5.00%, 5/1/2039	1,000,000	1,080,829
Series C, 5.00%, 12/1/2048	1,000,000	1,019,829
Series C, 5.25%, 10/1/2047	2,000,000	2,070,698
Series A, 5.50%, 3/1/2047	3,000,000	3,156,483
Series B, 5.50%, 5/1/2047	1,000,000	1,052,583
Series C, 5.50%, 10/1/2040	1,000,000	1,090,289
5.75%, 5/1/2045	2,500,000	2,641,856
University of Illinois Auxiliary Facilities System Revenue, IL Series A, 5.00%, 4/1/2034	1,120,000	1,268,110
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (a)	1,150,000	1,074,879
		117,605,798
INDIANA — 1.1%
City of Rockport Revenue, IN Series A, VRN, 3.70%, 6/1/2047 (b)	1,560,000	1,586,035
City of Whiting Revenue, IN VRN, 4.20%, 6/1/2044 (b)	1,745,000	1,806,160
Greater Clark Building Corp. Revenue, IN Series A, State Intercept, 5.00%, 1/15/2046	1,100,000	1,152,598
Indiana Finance Authority Revenue, IN:
Series B, 2.50%, 11/1/2030	1,360,000	1,309,378
Series A, 4.00%, 2/1/2034	1,000,000	1,028,881
4.25%, 3/1/2049	1,300,000	1,222,889
Series A, 5.00%, 2/1/2031	1,955,000	2,153,158
Series A, 5.00%, 11/1/2038	2,000,000	2,246,974
Series A, 5.00%, 10/1/2041	2,000,000	2,007,008
Series B, 5.00%, 2/1/2034	1,000,000	1,094,105
Series B, 5.00%, 2/1/2043	15,000	16,405
Series C, 5.00%, 2/1/2046	1,000,000	1,082,272
Series D, 5.00%, 2/1/2040	2,450,000	2,753,464
Series D, VRN, 5.00%, 10/1/2057 (b)	1,500,000	1,677,256
Series D, VRN, 5.00%, 10/1/2063 (b)	2,000,000	2,177,484
Indiana Housing & Community Development Authority Revenue, IN:
Series D-1, 4.55%, 7/1/2044	1,000,000	999,892
Series B-1, 4.90%, 7/1/2045	1,000,000	1,038,456
Security Description	Principal Amount	Value
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series D, 5.00%, 1/15/2037	$1,500,000	$1,686,946
Series B-1, 5.25%, 1/1/2055	1,000,000	1,055,058
Series D, 6.00%, 2/1/2048	1,770,000	1,965,410
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2033	1,100,000	1,199,629
State Intercept, 5.00%, 7/15/2035	1,250,000	1,354,682
Purdue University Revenue, IN Series A, 5.00%, 7/1/2035	1,000,000	1,148,057
		33,762,197
IOWA — 0.4%
Iowa Finance Authority Revenue, IA:
Series A, 4.70%, 7/1/2050	1,705,000	1,708,627
4.75%, 8/1/2042	2,000,000	2,000,657
VRN, 5.00%, 12/1/2050 (b)	1,000,000	1,130,278
Series A, 5.00%, 8/1/2033	1,000,000	1,136,114
Series A, 5.00%, 8/1/2047	1,000,000	1,055,490
Series B, 5.00%, 2/15/2048	2,000,000	2,015,970
Iowa Tobacco Settlement Authority Revenue, IA Series A2, Class 1, 4.00%, 6/1/2049	1,055,000	927,210
PEFA, Inc. Revenue, IA:
Series A, 5.00%, 4/1/2032	1,010,000	1,071,950
Series A, 5.00%, 4/1/2035	1,045,000	1,114,146
		12,160,442
KANSAS — 0.4%
City of Burlington Revenue, KS VRN, 3.38%, 3/1/2045 (b)	1,500,000	1,498,961
City of Lawrence Revenue, KS Series A, 5.00%, 7/1/2043	1,000,000	1,012,567
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series B, Assured Guaranty, Inc., 5.00%, 9/1/2033 (a)	1,455,000	1,639,528
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS:
Series A, 3.00%, 10/1/2039	1,000,000	901,961
Series A, 3.00%, 10/1/2041	1,000,000	892,635
Kansas Development Finance Authority Revenue, KS:
Series A, 4.13%, 5/1/2044	1,500,000	1,501,340
Series SRF, 5.00%, 5/1/2036	2,115,000	2,467,345
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2033	1,000,000	1,139,262
See accompanying notes to financial statements.
81

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2035	$1,250,000	$1,432,761
		12,486,360
KENTUCKY — 1.0%
County of Owen Revenue, KY Series A, VRN, 2.45%, 6/1/2039 (b)	1,000,000	971,073
Kentucky Bond Development Corp. Revenue, KY:
Series A, 5.00%, 10/31/2058	1,030,000	1,052,683
Series A, Assured Guaranty, Inc., 5.00%, 7/1/2065 (a)	1,500,000	1,511,113
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 6/1/2037 (a)	1,750,000	1,743,217
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2047 (a)	1,115,000	1,115,051
Series A-P3, 5.00%, 1/1/2045	1,000,000	1,000,543
Series B, 5.00%, 8/15/2028	1,440,000	1,473,778
Kentucky Housing Corp. Revenue, KY Series A, 4.55%, 7/1/2046	1,000,000	999,262
Kentucky Municipal Power Agency Revenue, KY Series 2019-A, 4.00%, 9/1/2045	1,115,000	1,025,593
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (b)	2,000,000	2,029,381
Series C, VRN, 4.00%, 2/1/2050 (b)	1,165,000	1,179,171
Series A, 5.00%, 5/1/2055 (b)	1,000,000	1,050,008
Series B, VRN, 5.00%, 1/1/2055 (b)	2,000,000	2,114,471
Series A, VRN, 5.25%, 6/1/2055 (b)	1,625,000	1,721,709
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2033	1,500,000	1,686,960
Series A, 5.00%, 3/1/2036 (d)	1,000,000	1,152,565
Series C, 5.00%, 11/1/2031	1,525,000	1,691,093
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2028	1,505,000	1,579,118
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2055	1,500,000	1,561,729
Louisville & Jefferson County Visitors & Convention Commission Revenue, KY Assured Guaranty, Inc., 3.13%, 6/1/2046 (a)	1,000,000	808,123
Louisville Water Co. Revenue, KY 3.00%, 11/15/2035	1,415,000	1,338,692
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, 4.00%, 10/1/2035	$1,000,000	$995,830
Series A, 4.00%, 10/1/2040	1,025,000	989,876
University of Kentucky Revenue, KY:
Series A, State Intercept, 3.13%, 10/1/2037	360,000	334,911
Series A, 5.00%, 4/1/2055	1,625,000	1,669,231
		32,795,181
LOUISIANA — 0.8%
City of New Orleans, General Obligation, LA:
Series A, 5.00%, 12/1/2046	1,000,000	1,014,806
Series A, 5.75%, 12/1/2055	250,000	269,277
City of Shreveport, General Obligation, LA Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	1,000,000	1,007,817
East Baton Rouge Sewerage Commission Revenue, LA Series A, 5.00%, 2/1/2036	1,000,000	1,139,684
Jefferson Parish Consolidated Waterworks District No. 2 Revenue, LA Build America Mutual Assurance Corp., 4.00%, 2/1/2032 (a)	1,500,000	1,566,228
Louisiana Housing Corp. Revenue, LA:
VRN, 3.15%, 4/1/2030 (b)	1,500,000	1,500,740
Series C, 6.25%, 6/1/2055	1,000,000	1,102,896
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series B, 2.50%, 4/1/2036	2,000,000	1,741,380
3.50%, 11/1/2032	1,000,000	981,700
Louisiana Public Facilities Authority Revenue, LA:
Series A1, 4.00%, 6/1/2045	1,000,000	919,813
5.00%, 7/1/2042	1,500,000	1,513,136
5.00%, 5/15/2046	1,000,000	1,001,965
Series 2025-A, 5.50%, 5/15/2055	2,000,000	2,133,565
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.25%, 7/1/2053	1,000,000	1,038,993
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2034	1,500,000	1,707,282
State of Louisiana Revenue, LA 5.00%, 9/1/2035	1,000,000	1,118,629
State of Louisiana, General Obligation, LA:
Series A, 4.00%, 5/1/2046	1,000,000	993,636
Series A, 5.00%, 2/1/2028	2,000,000	2,080,403
See accompanying notes to financial statements.
82

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2030	$1,820,000	$1,976,962
		24,808,912
MAINE — 0.2%
Maine Health & Higher Educational Facilities Authority Revenue, ME Series A, Assured Guaranty, Inc., 4.25%, 7/1/2054 (a)	1,000,000	931,110
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 9/1/2038	1,000,000	1,149,186
Maine State Housing Authority Revenue, ME:
Series B, 5.13%, 11/15/2050	1,000,000	1,032,662
Series B, 6.25%, 11/15/2056	2,000,000	2,238,491
Maine Turnpike Authority Revenue, ME 5.00%, 7/1/2030	735,000	800,973
		6,152,422
MARYLAND — 1.8%
County of Baltimore, General Obligation, MD:
5.00%, 3/1/2034	1,500,000	1,724,679
5.00%, 3/1/2043	1,000,000	1,123,125
5.00%, 3/1/2044	1,810,000	1,956,799
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	1,000,000	781,791
Series A, 3.00%, 8/1/2033	1,150,000	1,141,279
County of Prince George's, General Obligation, MD Series A, 5.00%, 8/1/2038	1,200,000	1,350,418
Maryland Community Development Administration Revenue, MD Series C, 4.38%, 9/1/2043	1,640,000	1,654,839
Maryland Department of Housing & Community Development Revenue, MD Series A, 4.65%, 7/1/2046	1,000,000	1,010,369
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
5.00%, 7/1/2054	1,000,000	1,024,858
Series 2025B, VRN, 5.00%, 7/1/2045 (b)	1,000,000	1,075,300
Series A, 5.00%, 5/15/2032	1,665,000	1,860,156
Series A, 5.00%, 8/15/2037	1,000,000	1,121,071
Series 2025A, 5.25%, 7/1/2052	1,000,000	1,053,406
Series C, Assured Guaranty, Inc., 5.50%, 7/1/2055 (a)	1,665,000	1,786,295
Maryland Stadium Authority Revenue, MD:
State Intercept, 5.00%, 5/1/2033	1,000,000	1,001,098
Series A, 5.00%, 3/1/2036	1,000,000	1,109,567
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2030	2,160,000	2,353,021
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2039	$1,000,000	$1,118,564
State of Maryland Department of Transportation Revenue, MD:
Series A, 2.00%, 10/1/2034	6,840,000	5,997,176
Series B, 4.00%, 10/1/2040	1,000,000	1,017,117
Series B, 5.00%, 10/1/2034	1,290,000	1,464,170
State of Maryland, General Obligation, MD:
Series D, 4.00%, 8/1/2028	1,100,000	1,135,290
Series A, 5.00%, 6/1/2033	1,195,000	1,366,662
Series A, 5.00%, 6/1/2034	5,425,000	6,055,014
Series B, 5.00%, 8/1/2027	1,840,000	1,891,624
Series FIRST, 5.00%, 6/1/2036	2,000,000	2,345,892
Series FIRST, 5.00%, 6/1/2037	2,000,000	2,320,721
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,850,000	1,933,569
Washington Suburban Sanitary Commission Revenue, MD:
4.00%, 6/1/2045	2,000,000	2,016,704
4.00%, 6/1/2049	2,080,000	2,042,139
Series 2ND, 4.00%, 6/1/2041	1,015,000	1,015,102
		54,847,815
MASSACHUSETTS — 3.7%
City of Boston, General Obligation, MA:
Series A, 5.00%, 2/1/2043	2,000,000	2,195,925
Series B, 5.00%, 6/1/2039	1,500,000	1,736,723
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 4.00%, 6/1/2045	1,000,000	993,759
Series A, 5.00%, 6/1/2052	1,000,000	1,058,181
Series A, 5.00%, 6/1/2053	2,500,000	2,624,451
Series B, 5.00%, 6/1/2048	2,770,000	2,930,582
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2039	1,035,000	810,547
Series C, 2.00%, 9/1/2040	1,450,000	1,091,086
Series C, 2.00%, 9/1/2041	1,420,000	1,041,361
Series C, 3.00%, 3/1/2047	1,000,000	802,405
Series D, 3.00%, 7/1/2039	1,580,000	1,455,669
Series D, 4.00%, 2/1/2043	1,550,000	1,550,170
Series J, 4.00%, 12/1/2044	1,500,000	1,498,598
Series J, 4.00%, 12/1/2045	1,000,000	983,341
Series A, 5.00%, 5/1/2029	2,610,000	2,791,209
Series A, 5.00%, 2/1/2031	1,515,000	1,670,763
Series A, 5.00%, 10/1/2031	1,500,000	1,671,802
Series A, 5.00%, 2/1/2037	1,500,000	1,734,118
Series A, 5.00%, 4/1/2050	1,000,000	1,057,749
Series A, 5.00%, 1/1/2054	1,000,000	1,042,399
Series A, 5.00%, 4/1/2055	2,000,000	2,093,113
Series B, 5.00%, 10/1/2027	3,000,000	3,097,188
Series B, 5.00%, 10/1/2031	1,500,000	1,671,802
Series B, 5.00%, 6/1/2035	3,000,000	3,477,673
See accompanying notes to financial statements.
83

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series B, 5.00%, 2/1/2041	$1,190,000	$1,341,444
Series B, 5.00%, 5/1/2054	2,000,000	2,087,852
Series D, 5.00%, 11/1/2028	3,000,000	3,175,747
Series E, 5.00%, 11/1/2052	1,000,000	1,039,615
Series F, 5.00%, 8/1/2049	2,000,000	2,128,840
Series G, 5.00%, 12/1/2035	1,000,000	1,163,189
Series C, 5.25%, 10/1/2047	1,545,000	1,650,570
Series A, American Municipal Bond Assurance Corp., 5.50%, 8/1/2030 (a)	1,000,000	1,096,747
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
Series A-1, 4.00%, 7/1/2048	1,390,000	1,340,525
Series A, 5.00%, 7/1/2037	1,645,000	1,867,931
Series A, 5.00%, 7/1/2038	1,500,000	1,693,787
Series B, 5.25%, 7/1/2055	1,000,000	1,072,177
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,652,597
5.00%, 2/1/2033	1,000,000	1,140,024
Massachusetts Development Finance Agency Revenue, MA:
4.00%, 4/1/2041	1,500,000	1,498,264
4.00%, 7/1/2045	1,070,000	1,066,327
Series L, 4.00%, 7/1/2044	2,160,000	2,138,748
Series S, 4.00%, 7/1/2046	1,000,000	968,798
5.00%, 7/1/2041	1,645,000	1,645,708
Series A, 5.00%, 7/1/2031	1,530,000	1,563,030
Series A, 5.00%, 10/1/2038	2,000,000	2,271,888
Series A, VRN, 5.00%, 11/1/2055 (b)	1,290,000	1,499,868
Series A-1, 5.00%, 10/1/2036	1,250,000	1,457,926
Series B, 5.00%, 11/15/2032	3,000,000	3,401,022
Series D, 5.00%, 7/1/2054	1,000,000	1,039,614
Series F, 5.00%, 7/1/2043	1,000,000	1,104,265
Series G, 5.00%, 7/1/2050	1,000,000	1,000,679
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2050 (a)	2,250,000	2,370,545
Series P, 5.00%, 7/1/2050	1,385,000	1,564,215
Series Q, 5.00%, 12/1/2036	1,500,000	1,700,380
Series W, 5.00%, 7/1/2035	1,500,000	1,741,178
Series G, 5.25%, 7/1/2048	1,000,000	1,012,279
Series T, 5.25%, 3/1/2054	1,000,000	1,060,696
Series N, 5.50%, 7/1/2055	1,500,000	1,605,837
Series Q, 5.50%, 12/1/2056	1,540,000	1,654,613
Massachusetts Housing Finance Agency Revenue, MA:
Series A-1, 5.00%, 12/1/2061	2,000,000	2,024,899
Series 246, 5.05%, 12/1/2050	2,500,000	2,576,670
Massachusetts School Building Authority Revenue, MA:
Series A, 5.00%, 2/15/2055	3,000,000	3,142,013
Series A, 5.25%, 2/15/2050	2,370,000	2,554,474
Security Description	Principal Amount	Value
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2031	$2,350,000	$2,619,349
University of Massachusetts Building Authority Revenue, MA:
Series 1, 5.00%, 11/1/2031	1,000,000	1,114,318
Series 1, 5.00%, 11/1/2052	1,500,000	1,538,082
		114,467,344
MICHIGAN — 1.5%
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty, Inc., 5.00%, 5/1/2031 (a)	1,470,000	1,605,859
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series A, 5.00%, 7/1/2030	1,000,000	1,088,212
Series B, 5.00%, 7/1/2035	1,000,000	1,138,251
Series C, 5.25%, 7/1/2048	1,400,000	1,500,085
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	1,180,000	1,313,915
Series B, 5.00%, 7/1/2036	1,540,000	1,765,345
Series B, 5.25%, 7/1/2048	1,190,000	1,275,072
Huron Valley School District, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2038	1,000,000	1,140,956
Michigan Finance Authority Revenue, MI:
Series D-1, VRN, 1.20%, 10/15/2030 (b)	1,000,000	958,930
4.00%, 11/15/2035	1,955,000	1,956,090
Series A, 4.00%, 4/15/2042	1,925,000	1,883,520
Series A, 4.00%, 2/15/2050	3,225,000	2,897,055
Series A-MI, 4.00%, 12/1/2036	1,000,000	1,000,545
Series MI-1, 4.00%, 12/1/2048	1,000,000	904,738
Series A, 5.00%, 6/1/2029	1,000,000	1,058,705
Series A, 5.00%, 11/1/2029	1,600,000	1,712,774
Series A, 5.00%, 12/1/2042	2,500,000	2,548,992
Series A, 5.00%, 11/15/2048	1,010,000	1,028,309
Series A-MI, 5.00%, 12/1/2028	1,000,000	1,033,620
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 10/15/2028	100,000	100,700
Series I, 5.00%, 10/15/2051	1,010,000	1,011,841
Michigan State Hospital Finance Authority Revenue, MI Series F-8, 5.00%, 11/15/2046	2,450,000	2,459,966
Michigan State Housing Development Authority Revenue, MI:
Series B, 2.95%, 12/1/2039	3,650,000	3,263,404
Series A, 3.55%, 10/1/2031	2,000,000	2,000,033
Series A, 4.10%, 6/1/2043	1,000,000	993,218
See accompanying notes to financial statements.
84

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2055	$2,500,000	$2,620,302
Muskegon Public Schools, General Obligation, MI Series II, Qualified School Bond Loan Fund, 5.00%, 5/1/2046	1,000,000	1,036,703
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2044	1,000,000	984,965
Series B, 4.00%, 11/15/2045	3,410,000	3,313,498
5.25%, 11/15/2049	1,500,000	1,601,199
		47,196,802
MINNESOTA — 1.1%
City of Center City Revenue, MN Series 2025B, 5.00%, 11/1/2044	1,120,000	1,195,655
City of Rochester Revenue, MN Series B, VRN, 5.00%, 11/15/2055 (b)	1,000,000	1,097,527
County of Hennepin, General Obligation, MN Series A, 5.00%, 12/1/2044	1,000,000	1,097,908
Duluth Economic Development Authority Revenue, MN Series A, 5.25%, 2/15/2058	1,000,000	1,007,844
Duluth Independent School District No. 709, General Obligation, MN Series C, School District Credit Enhancement Program, Zero Coupon, 2/1/2029	1,850,000	1,694,244
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2036	1,000,000	969,090
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	400,000	355,777
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 4.25%, 1/1/2052	1,000,000	972,783
Minnesota Agricultural & Economic Development Board Revenue, MN:
Series A, 5.00%, 11/15/2034	1,000,000	1,103,741
5.25%, 1/1/2047	2,000,000	2,106,879
Minnesota Housing Finance Agency Revenue, MN:
Series A, 4.60%, 1/1/2047	800,000	806,061
Series L, 6.00%, 7/1/2056	2,000,000	2,195,558
Security Description	Principal Amount	Value
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2031	$1,500,000	$1,647,958
South Washington County Independent School District No. 833, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2035	1,000,000	1,130,810
State of Minnesota, Certificate Participation, MN 5.00%, 11/1/2038	2,000,000	2,218,442
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 10/1/2028	205,000	211,495
Series A, 5.00%, 8/1/2030	2,000,000	2,186,802
Series A, 5.00%, 8/1/2032	1,250,000	1,409,234
Series A, 5.00%, 8/1/2044	1,000,000	1,098,198
Series B, 5.00%, 8/1/2027	5,000,000	5,140,282
Series B, 5.00%, 8/1/2040	1,125,000	1,240,184
Series D, 5.00%, 8/1/2028	1,000,000	1,051,652
University of Minnesota Revenue, MN Series A, 5.00%, 4/1/2034	1,535,000	1,751,628
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	1,000,000	998,437
		34,688,189
MISSISSIPPI — 0.1%
County of Warren Revenue, MS Series A, 4.20%, 5/1/2034	1,000,000	1,045,559
Mississippi Home Corp. Revenue, MS Series A, 5.50%, 6/1/2045	1,135,000	1,236,077
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	1,020,217
		3,301,853
MISSOURI — 0.9%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	1,500,000	1,451,286
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	2,500,000	2,741,069
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.00%, 7/1/2038	2,110,000	1,925,438
Series A, 4.00%, 5/15/2042	2,605,000	2,532,969
Series A, 5.00%, 5/1/2033	1,095,000	1,226,216
See accompanying notes to financial statements.
85

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.50%, 12/1/2048	$2,000,000	$2,152,326
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 5.50%, 3/1/2042	1,725,000	1,951,935
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	1,250,000	1,401,252
Missouri Housing Development Commission Revenue, MO:
Series A, 4.63%, 11/1/2050	1,465,000	1,454,925
Series D, 6.25%, 5/1/2056	2,890,000	3,211,075
Missouri Joint Municipal Electric Utility Commission Revenue, MO:
Series A, 4.00%, 12/1/2032	1,000,000	1,000,796
Series A, 4.00%, 12/1/2033	1,410,000	1,410,967
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2027	3,000,000	3,096,436
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,481,699
		27,038,389
MONTANA — 0.1%
City of Forsyth Revenue, MT 3.88%, 7/1/2028	1,000,000	1,015,304
Lewis & Clark County High School District No. 1 Helena, General Obligation, MT Build America Mutual Assurance Corp., 5.00%, 7/1/2051 (a)	1,350,000	1,424,784
Montana Facility Finance Authority Revenue, MT Series A, 5.50%, 2/15/2050	1,025,000	1,090,201
		3,530,289
NEBRASKA — 0.6%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (b)	2,065,000	2,162,487
Series A-1, VRN, 5.00%, 8/1/2055 (b)	2,000,000	2,137,952
City of Lincoln Electric System Revenue, NE 5.00%, 9/1/2036	500,000	582,311
Nebraska Investment Finance Authority Revenue, NE:
Series D, 4.30%, 9/1/2041	1,500,000	1,495,728
Series C, 5.05%, 9/1/2045	3,000,000	3,113,271
Nebraska Public Power District Revenue, NE Series B, 5.00%, 1/1/2035	1,000,000	1,141,891
Security Description	Principal Amount	Value
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	$2,450,000	$2,450,193
Series A, 5.00%, 2/1/2035	1,500,000	1,728,517
Series A, 5.00%, 2/1/2051	1,000,000	1,057,938
Series A, 5.25%, 2/1/2048	2,500,000	2,667,607
Village of Boys Town Revenue, NE 5.00%, 7/1/2046	1,630,000	1,714,766
		20,252,661
NEVADA — 0.8%
City of Reno Revenue, NV Series A-1, Assured Guaranty, Inc., 4.00%, 6/1/2046 (a)	3,000,000	2,858,912
Clark County School District, General Obligation, NV:
Series A, Assured Guaranty, Inc., 4.00%, 6/15/2042 (a)	1,500,000	1,508,321
Series A, 4.00%, 6/15/2043	1,735,000	1,714,654
Series A, Assured Guaranty, Inc., 4.00%, 6/15/2046 (a)	1,000,000	961,365
Series B, Assured Guaranty, Inc., 4.00%, 6/15/2037 (a)	1,650,000	1,662,321
Series A, Assured Guaranty, Inc., 5.00%, 6/15/2028 (a)	1,000,000	1,023,642
Series C, 5.00%, 6/15/2036	2,125,000	2,127,766
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	1,000,000	1,117,375
County of Clark Revenue, NV 2.10%, 6/1/2031	1,300,000	1,197,519
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	777,630
Series C, 3.00%, 7/1/2039	500,000	452,002
5.00%, 11/1/2033	1,100,000	1,257,217
Series A, 5.00%, 6/1/2027	140,000	143,287
Las Vegas Redevelopment Agency, Special Obligation, NV 5.00%, 6/15/2040	1,000,000	1,000,265
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	1,550,000	1,562,292
Series A, 5.00%, 6/1/2039	3,985,000	4,518,976
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	1,000,000	1,133,780
Series A, 5.00%, 5/1/2043	1,000,000	1,091,696
		26,109,020
NEW HAMPSHIRE — 0.3%
New Hampshire Business Finance Authority Revenue, NH:
Series 1-A, Housing and Urban Development, 4.15%, 10/20/2040 (b)	995,076	996,626
Series 2, 4.25%, 7/20/2041	1,580,288	1,586,539
See accompanying notes to financial statements.
86

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B, 3.30%, 6/1/2040 (b)	$1,510,000	$1,513,351
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	1,700,000	1,782,361
5.00%, 10/1/2037	1,000,000	1,001,710
5.00%, 8/1/2040	1,000,000	1,104,913
New Hampshire Housing Finance Authority Revenue, NH:
Series 1, 4.95%, 7/1/2049	1,000,000	1,025,565
Series E, 6.25%, 7/1/2056	1,500,000	1,690,957
		10,702,022
NEW JERSEY — 2.8%
Freehold Township Board of Education, General Obligation, NJ 4.00%, 8/15/2040	1,000,000	1,026,241
Gloucester County Improvement Authority Revenue, NJ 4.00%, 7/1/2038	1,165,000	1,164,986
Jersey City Municipal Utilities Authority Revenue, NJ Series E, Build America Mutual Assurance Corp., 5.75%, 10/15/2048 (a)	625,000	704,899
Montclair State University, Inc. Revenue, NJ Series A, 5.00%, 7/1/2031	1,500,000	1,646,889
New Jersey Economic Development Authority Revenue, NJ:
Series A, 3.38%, 7/1/2030	500,000	499,977
5.00%, 6/15/2038	1,280,000	1,346,378
5.00%, 6/15/2044	1,000,000	1,041,462
Series A, 5.00%, 7/1/2033	2,000,000	2,027,179
Series A, 5.00%, 11/1/2040	1,470,000	1,535,415
Series A, 5.00%, 11/1/2044	1,000,000	1,038,343
Series B, 5.00%, 6/15/2043	2,000,000	2,069,981
Series C, 5.00%, 6/15/2042	2,000,000	2,040,529
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	395,347
Series C, 4.00%, 3/1/2033	1,070,000	1,126,202
Series A, 5.00%, 7/1/2047	1,600,000	1,607,532
Series A, VRN, 5.00%, 7/1/2064 (b)	1,000,000	1,094,903
Series C, 5.00%, 3/1/2030	1,075,000	1,167,638
Series I, 5.00%, 7/1/2033	1,325,000	1,352,855
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
Series A, 4.00%, 7/1/2041	1,000,000	990,718
Series A, 5.00%, 7/1/2035	2,000,000	2,288,920
Series A, 5.25%, 7/1/2057	1,000,000	1,008,342
Series A, 5.50%, 7/1/2037	1,000,000	1,195,782
Security Description	Principal Amount	Value
New Jersey Housing & Mortgage Finance Agency Revenue, NJ:
Series B, 3.05%, 11/1/2029	$1,810,000	$1,812,717
Series M, 5.10%, 10/1/2050	1,960,000	2,008,950
Series M, 6.50%, 4/1/2056	1,495,000	1,666,370
New Jersey Institute of Technology Revenue, NJ Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2050 (a)	1,000,000	1,087,085
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2027	1,500,000	1,438,986
Series A, Zero Coupon, 12/15/2031	2,500,000	2,101,265
Series A, 4.00%, 6/15/2035	1,810,000	1,850,701
Series AA, 4.00%, 6/15/2050	1,135,000	1,064,404
Series BB, 4.00%, 6/15/2037	3,790,000	3,811,804
Series BB, 4.00%, 6/15/2039	2,000,000	2,005,159
Series A, 4.25%, 6/15/2040	2,055,000	2,080,291
Series A, 5.00%, 6/15/2029	3,000,000	3,004,483
Series A, 5.00%, 6/15/2030	1,000,000	1,001,449
Series A, 5.00%, 12/15/2030	1,290,000	1,358,304
Series A, 5.00%, 12/15/2034	2,825,000	2,953,416
Series A, 5.00%, 6/15/2037	1,000,000	1,104,092
Series AA, 5.00%, 6/15/2039	1,400,000	1,486,711
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	2,000,000	2,078,568
Series AA, 5.00%, 6/15/2046	2,000,000	2,042,882
Series BB, 5.00%, 6/15/2033	1,500,000	1,688,952
Series BB, 5.00%, 6/15/2043	1,000,000	1,077,274
Series BB, 5.00%, 6/15/2044	1,000,000	1,026,919
Series CC, 5.00%, 6/15/2035	1,000,000	1,139,445
Series AA, 5.25%, 6/15/2043	1,150,000	1,191,733
Series AA, 5.25%, 6/15/2050	1,705,000	1,815,598
New Jersey Turnpike Authority Revenue, NJ:
Series B, 5.00%, 1/1/2029	1,000,000	1,059,474
Series E, 5.00%, 1/1/2031	2,925,000	3,019,626
Series A, 5.25%, 1/1/2050	3,060,000	3,315,321
Series A, 5.25%, 1/1/2055	2,335,000	2,518,891
State of New Jersey, General Obligation, NJ:
Series A, 3.00%, 6/1/2032	2,500,000	2,497,676
Series A, 4.00%, 6/1/2032	1,000,000	1,061,798
Series A, 5.00%, 6/1/2029	1,840,000	1,966,380
Tobacco Settlement Financing Corp. Revenue, NJ Series A, 5.00%, 6/1/2046	1,500,000	1,495,063
		89,202,305
NEW MEXICO — 0.3%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	1,600,000	1,507,184
See accompanying notes to financial statements.
87

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series C, VRN, 3.88%, 6/1/2040 (b)	$1,000,000	$1,021,600
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2037	1,955,000	1,921,290
New Mexico Mortgage Finance Authority Revenue, NM Series A, Class I, 4.60%, 9/1/2046	1,000,000	1,005,035
New Mexico Municipal Energy Acquisition Authority Revenue, NM VRN, 5.00%, 6/1/2054 (b)	2,250,000	2,392,629
		7,847,738
NEW YORK — 15.7%
Albany Capital Resource Corp. Revenue, NY Series A, 5.50%, 5/1/2055	1,095,000	1,176,953
Buffalo & Fort Erie Public Bridge Authority Revenue, NY 5.00%, 1/1/2042	1,885,000	1,897,364
City of New York, General Obligation, NY:
Series A-1, 3.00%, 8/1/2045	2,000,000	1,574,717
Series F-1, 3.38%, 4/1/2038	1,055,000	1,016,437
Series B-1, 4.00%, 10/1/2037	1,325,000	1,330,732
Series 1, 5.00%, 8/1/2034	1,900,000	2,128,463
Series A, 5.00%, 8/1/2031	2,500,000	2,750,360
Series A-1, 5.00%, 8/1/2031	6,250,000	6,751,782
Series B-1, 5.00%, 8/1/2028	1,360,000	1,428,857
Series B-1, 5.00%, 8/1/2029	5,000,000	5,347,528
Series B-1, 5.00%, 8/1/2030	3,290,000	3,569,490
Series B-1, 5.00%, 8/1/2031	3,000,000	3,300,432
Series B-1, 5.00%, 10/1/2031	1,500,000	1,653,927
Series C, 5.00%, 8/1/2027	5,000,000	5,139,630
Series D, 5.00%, 4/1/2030	1,000,000	1,078,967
Series F, 5.00%, 8/1/2032	3,500,000	3,900,350
Series F-1, 5.00%, 8/1/2028	1,095,000	1,150,440
Series F-1, 5.00%, 8/1/2030	2,000,000	2,169,903
Series F-1, 5.00%, 8/1/2031	1,750,000	1,925,252
Series B-1, 5.25%, 10/1/2041	2,000,000	2,182,735
Series B-1, 5.25%, 10/1/2043	1,500,000	1,624,329
Series E1, 5.25%, 3/1/2035	1,500,000	1,554,949
Series E1, 5.25%, 4/1/2047	1,450,000	1,542,505
County of Nassau, General Obligation, NY Series A, 4.00%, 4/1/2053	2,500,000	2,330,297
County of Suffolk, General Obligation, NY Series A, 4.00%, 10/15/2042	1,000,000	1,002,511
County of Westchester, General Obligation, NY:
Series A, 2.00%, 10/15/2034	3,000,000	2,601,075
Series A, 4.00%, 12/1/2038	1,250,000	1,304,595
Security Description	Principal Amount	Value
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	$5,665,000	$5,013,561
Series E, 3.00%, 3/15/2047	1,000,000	776,479
Series A, 4.00%, 3/15/2038	1,290,000	1,293,534
Series A, 4.00%, 3/15/2049	2,000,000	1,864,497
Series E, 4.00%, 3/15/2034	1,225,000	1,259,111
Series E, 4.00%, 3/15/2046	1,345,000	1,287,519
Series A, 5.00%, 9/15/2028	3,000,000	3,170,290
Series A, 5.00%, 3/15/2051	1,000,000	1,043,429
Series C, 5.00%, 3/15/2029	1,060,000	1,132,080
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	2,000,000	1,983,195
Long Island Power Authority Revenue, NY:
Series A, 4.00%, 9/1/2037	3,285,000	3,315,482
5.00%, 9/1/2037	2,825,000	2,885,024
Series A, 5.25%, 9/1/2054	2,100,000	2,238,029
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY:
Series B-1, 5.00%, 11/15/2036	2,000,000	2,013,410
Series B-1, 5.00%, 11/15/2051	1,415,000	1,478,392
Series A, 5.25%, 11/15/2035	250,000	251,971
Metropolitan Transportation Authority Revenue, NY:
Series C1, 3.38%, 11/15/2037	1,000,000	911,694
Series A-1, Assured Guaranty, Inc., 4.00%, 11/15/2044 (a)	2,500,000	2,423,853
Series D2, 4.00%, 11/15/2047	1,500,000	1,392,736
Series 2025A, 5.00%, 11/15/2035	2,500,000	2,841,560
Series A, 5.00%, 11/15/2036	1,310,000	1,459,651
Series A1, 5.00%, 11/15/2051	2,000,000	2,003,519
Series B, 5.00%, 11/15/2029	1,465,000	1,575,689
Series B, 5.00%, 11/15/2039	1,595,000	1,756,841
Series C1, 5.00%, 11/15/2031	1,020,000	1,059,122
Series C-1, 5.00%, 11/15/2050	1,865,000	1,893,962
Series D1, 5.00%, 11/15/2045	3,000,000	3,096,222
Series 2025A, 5.25%, 11/15/2055	2,500,000	2,612,260
Monroe County Industrial Development Corp. Revenue, NY:
Series D, 4.00%, 7/1/2043	1,650,000	1,628,633
Series A, 5.00%, 7/1/2053	2,655,000	2,779,166
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,820,000	1,820,223
New York City Health & Hospitals Corp. Revenue, NY Series A, 5.00%, 2/15/2036	1,000,000	1,145,106
New York City Housing Development Corp. Revenue, NY:
Series C1A, 3.50%, 11/1/2033	1,890,000	1,890,222
See accompanying notes to financial statements.
88

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series K, 3.60%, 11/1/2033	$2,930,000	$2,931,523
Series C-2, VRN, 3.75%, 5/1/2065 (b)	3,000,000	3,037,762
Series A, Housing and Urban Development, 4.60%, 8/1/2048	2,495,000	2,504,661
Series B-1-A, Housing and Urban Development, 4.65%, 11/1/2049	1,000,000	996,935
Series E-1, 4.85%, 11/1/2053	2,850,000	2,871,484
Series C-1, 5.13%, 11/1/2055	1,100,000	1,131,314
New York City Industrial Development Agency Revenue, NY:
Series A, Assured Guaranty, Inc., 3.00%, 3/1/2036 (a)	1,110,000	1,047,368
Series A, 3.00%, 3/1/2049	1,000,000	739,158
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 3.00%, 6/15/2040	2,000,000	1,785,609
Series BB-1, 4.00%, 6/15/2045	4,335,000	4,232,638
Series BB2, 4.00%, 6/15/2042	3,800,000	3,749,743
Series CC, 4.00%, 6/15/2045	2,000,000	1,937,485
Series CC-2, 4.00%, 6/15/2041	1,500,000	1,478,901
Series DD, 4.13%, 6/15/2047	6,425,000	6,324,100
Series AA, 5.00%, 6/15/2051	3,000,000	3,151,646
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,313,910
Series BB, 5.00%, 6/15/2036	1,000,000	1,134,542
Series BB, 5.00%, 6/15/2043	2,690,000	2,972,615
Series BB, 5.00%, 6/15/2048	2,000,000	2,121,634
Series BB-2, 5.00%, 6/15/2032	1,555,000	1,587,098
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	1,500,000	1,754,442
Series DD, 5.00%, 6/15/2046	1,035,000	1,120,870
Series DD-1-2ND, 5.00%, 6/15/2049	2,220,000	2,256,690
Series EE-2ND, 5.00%, 6/15/2040	1,000,000	1,026,637
Series AA, 5.25%, 6/15/2053	1,630,000	1,733,978
Series AA-1, 5.25%, 6/15/2055	2,000,000	2,134,522
Series BB-1, 5.25%, 6/15/2054	1,500,000	1,584,030
Series DD, 5.50%, 6/15/2039	1,040,000	1,225,442
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S-1, State Aid Withholding, 3.50%, 7/15/2047	1,185,000	1,007,703
Series S-1, State Aid Withholding, 4.00%, 7/15/2040	1,000,000	982,288
Series S2A, State Aid Withholding, 4.00%, 7/15/2037	2,045,000	2,054,568
Series S-1, State Aid Withholding, 5.00%, 7/15/2042	1,115,000	1,244,915
Security Description	Principal Amount	Value
Series S-2, State Aid Withholding, 5.00%, 7/15/2036	$4,250,000	$4,921,350
Series S-2, State Aid Withholding, 5.00%, 7/15/2042	2,755,000	3,076,000
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series B-1, 3.00%, 11/1/2047	1,000,000	773,583
Series B-1, 3.38%, 8/1/2045	1,000,000	864,066
Series B-1, 4.00%, 8/1/2039	2,825,000	2,837,655
Series C-1, 4.00%, 2/1/2039	1,185,000	1,190,017
Series C-1, 4.00%, 2/1/2043	1,000,000	981,500
Series C-3, 4.00%, 5/1/2044	1,010,000	985,757
Series D1, 4.00%, 11/1/2044	2,820,000	2,754,108
Series E1, 4.00%, 2/1/2042	1,220,000	1,198,726
Series F-1, 4.00%, 2/1/2051	1,295,000	1,202,867
Series 1, 5.00%, 11/1/2028	1,065,000	1,125,151
Series A, 5.00%, 5/1/2036	1,500,000	1,664,418
Series A, 5.00%, 5/1/2046	1,000,000	1,057,864
Series B, 5.00%, 5/1/2032	1,000,000	1,112,733
Series B, 5.00%, 5/1/2051	1,500,000	1,570,304
Series C, 5.00%, 5/1/2038	2,400,000	2,646,649
Series C-1, 5.00%, 11/1/2027	2,150,000	2,221,908
Series C-2, 5.00%, 5/1/2035	1,640,000	1,697,374
Series D-1, 5.00%, 11/1/2028	2,490,000	2,630,635
Series D-1, 5.00%, 11/1/2034	2,000,000	2,198,466
Series E, 5.00%, 11/1/2047	1,720,000	1,821,031
Series E, 5.00%, 11/1/2053	1,500,000	1,556,382
Series E-1, 5.00%, 11/1/2032	1,500,000	1,679,330
Series E-1, 5.00%, 2/1/2035	2,000,000	2,023,425
Series E-1, 5.00%, 2/1/2043	1,500,000	1,512,037
Series F-1, 5.00%, 2/1/2038	1,010,000	1,118,411
Series F-1, 5.00%, 5/1/2039	3,180,000	3,226,118
Series F-1, 5.00%, 2/1/2040	2,540,000	2,783,490
Series F-1, 5.00%, 2/1/2046	1,370,000	1,457,537
Series G-1, 5.00%, 11/1/2030	1,300,000	1,417,614
Series G-1, 5.00%, 11/1/2032	1,000,000	1,119,554
Series G-1, 5.00%, 11/1/2035	1,500,000	1,721,455
Series H, 5.00%, 11/1/2036	2,000,000	2,267,827
Series H, 5.00%, 11/1/2037	1,750,000	1,970,271
Series I-1, 5.00%, 5/1/2046	4,055,000	4,346,863
Series A, 5.25%, 5/1/2047	1,080,000	1,174,383
Series A-1, 5.25%, 8/1/2042	1,000,000	1,087,624
Series F-1, 5.25%, 2/1/2047	2,545,000	2,711,270
Series G-1, 5.25%, 5/1/2048	2,000,000	2,140,741
Series G-1, 5.25%, 5/1/2051	1,000,000	1,062,851
Series I-1, 5.25%, 5/1/2048	4,450,000	4,796,325
Series C, 5.50%, 5/1/2040	1,250,000	1,404,941
Series C, 5.50%, 5/1/2041	1,035,000	1,166,543
Series D, 5.50%, 5/1/2052	1,000,000	1,081,622
New York Convention Center Development Corp. Revenue, NY Series A, 5.00%, 11/15/2036	1,000,000	1,160,910
See accompanying notes to financial statements.
89

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
New York Energy Finance Development Corp. Revenue, NY 5.00%, 7/1/2056 (b)	$1,000,000	$1,033,207
New York Liberty Development Corp. Revenue, NY:
Class 2, 2.63%, 9/15/2069	1,500,000	1,425,966
Series 1, 2.75%, 2/15/2044	1,000,000	804,985
Series A, 3.00%, 11/15/2051	1,000,000	729,195
Series A, Class 1, 3.13%, 9/15/2050	1,000,000	763,315
5.25%, 10/1/2035	2,000,000	2,300,649
New York Power Authority Revenue, NY:
Series A, 4.00%, 11/15/2045	3,300,000	3,250,885
Series A, Assured Guaranty, Inc., 5.00%, 11/15/2048 (a)	1,000,000	1,067,351
New York State Dormitory Authority Revenue, NY:
Series A, State Aid Withholding, 3.00%, 10/1/2031	1,000,000	1,000,086
Series A, 3.25%, 2/15/2040	5,000	5,021
Series E, 3.25%, 3/15/2035	1,825,000	1,793,912
Series A, 3.50%, 3/15/2052	1,005,000	832,197
Series 1, 4.00%, 7/1/2047	1,000,000	937,003
Series A, 4.00%, 3/15/2038	1,500,000	1,510,336
Series A, 4.00%, 3/15/2041	1,515,000	1,516,595
Series A, 4.00%, 7/1/2041	1,000,000	995,490
Series A, 4.00%, 7/1/2053	1,365,000	1,201,981
5.00%, 10/1/2045	1,500,000	1,758,689
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (a)	3,325,000	3,507,573
Series A, 5.00%, 3/15/2029	1,655,000	1,767,540
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2029 (a)	1,000,000	1,075,141
Series A, 5.00%, 3/15/2031	1,680,000	1,852,493
Series A, 5.00%, 7/1/2031	1,255,000	1,264,792
Series A, 5.00%, 7/1/2032	125,000	125,227
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2032 (a)	1,500,000	1,682,217
Series A, 5.00%, 3/15/2033	2,000,000	2,268,202
Series A, 5.00%, 3/15/2034	2,500,000	2,866,642
Series A, 5.00%, 5/1/2034	1,155,000	1,303,345
Series A, 5.00%, 8/1/2034	2,000,000	2,041,777
Series A, 5.00%, 3/15/2035	1,000,000	1,124,253
Series A, 5.00%, 3/15/2036	1,000,000	1,118,043
Series A, 5.00%, 7/1/2038	2,350,000	2,477,749
Series A, 5.00%, 2/15/2039	1,115,000	1,126,471
Series A, 5.00%, 3/15/2039	1,000,000	1,100,837
Series A, 5.00%, 3/15/2040	5,000,000	5,631,403
Series A, 5.00%, 7/1/2040	1,045,000	1,046,253
Series A, 5.00%, 2/15/2042	2,000,000	2,003,590
Series A, 5.00%, 3/15/2042	1,610,000	1,777,982
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2044	$1,000,000	$1,083,290
Series A, 5.00%, 3/15/2046	2,020,000	2,125,974
Series A, 5.00%, 10/1/2047	1,000,000	1,148,069
Series A, 5.00%, 3/15/2048	1,000,000	1,052,600
Series A, 5.00%, 5/1/2052	2,000,000	2,042,960
Series A, 5.00%, 7/1/2053	1,685,000	1,731,014
Series A, 5.00%, 3/15/2054	2,265,000	2,359,428
Series A-1, 5.00%, 3/15/2029	335,000	357,065
Series B, 5.00%, 10/1/2038	1,000,000	1,033,351
Series B, 5.00%, 3/15/2044	3,250,000	3,555,559
Series B, 5.00%, 3/15/2046	2,000,000	2,146,402
Series D, 5.00%, 2/15/2030	1,000,000	1,083,116
Series D, 5.00%, 2/15/2041	3,000,000	3,153,579
Series E, 5.00%, 3/15/2031	1,730,000	1,907,627
Series E, 5.00%, 3/15/2032	1,285,000	1,438,281
Series E, 5.00%, 3/15/2041	1,525,000	1,580,251
Series E, 5.00%, 3/15/2048	1,995,000	2,039,245
5.25%, 7/1/2050	1,120,000	1,136,488
Series A, 5.25%, 7/1/2051	2,500,000	2,698,560
Series A, 5.25%, 3/15/2052	1,175,000	1,246,883
Series A, 5.25%, 7/1/2055	1,000,000	1,061,577
Series C, 5.25%, 3/15/2050	1,615,000	1,736,429
Series A, 5.50%, 7/1/2054	1,000,000	1,090,264
Series A, 5.50%, 5/1/2056	1,000,000	1,031,592
Series C, 5.50%, 3/15/2053	2,420,000	2,646,306
New York State Energy Research & Development Authority Revenue, NY:
Series B, 3.80%, 8/1/2032	1,560,000	1,591,003
Series C, 4.00%, 4/1/2034	1,000,000	1,036,589
New York State Environmental Facilities Corp. Revenue, NY:
Series B, 4.00%, 10/15/2045	1,500,000	1,496,600
Series A, 5.00%, 6/15/2042	1,000,000	1,016,467
New York State Housing Finance Agency Revenue, NY:
Series D-2, VRN, 3.20%, 5/1/2065 (b)	1,750,000	1,753,554
Series B-2, VRN, 3.30%, 12/15/2054 (b)	1,415,000	1,416,945
Series B-2, VRN, 3.35%, 12/15/2054 (b)	3,055,000	3,073,427
Series D-2, VRN, 3.35%, 5/1/2066 (b)	2,000,000	2,001,897
Series A, 3.57%, 5/1/2042 (b)	2,000,000	2,012,734
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (b)	2,400,000	2,411,267
Series C-1, Housing and Urban Development, 4.65%, 11/1/2054	2,000,000	1,982,620
New York State Thruway Authority Revenue, NY:
Series A1, 3.00%, 3/15/2049	1,000,000	775,242
Series A1, 4.00%, 3/15/2054	2,000,000	1,823,468
Series B, 4.00%, 1/1/2045	5,000,000	4,882,067
See accompanying notes to financial statements.
90

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series B, 4.00%, 1/1/2050	$1,000,000	$924,978
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (a)	1,500,000	1,401,733
Series N, 4.00%, 1/1/2047	1,575,000	1,502,689
Series C, 4.13%, 3/15/2056	1,000,000	931,877
Series A, 5.00%, 3/15/2029	2,850,000	3,037,029
Series A, 5.00%, 1/1/2051	1,000,000	1,051,669
Series A1, 5.00%, 3/15/2030	5,000	5,431
Series C, 5.00%, 3/15/2053	1,200,000	1,241,302
New York Transportation Development Corp. Revenue, NY Series C, 4.00%, 12/1/2041	2,480,000	2,442,820
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	1,000,000	1,038,953
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,076,606
5.00%, 10/15/2047	1,795,000	1,810,986
Series 240, 5.00%, 7/15/2041	1,000,000	1,107,085
Series 241, 5.00%, 7/15/2040	1,140,000	1,267,806
Series 243, 5.00%, 12/1/2033	2,000,000	2,303,930
Series 244, 5.00%, 7/15/2038	1,310,000	1,485,875
State of New York Mortgage Agency Homeowner Mortgage Revenue, NY:
Series 223, 2.65%, 10/1/2034	1,000,000	913,840
Series 203, 3.10%, 10/1/2032	1,500,000	1,498,536
Series 264, 4.60%, 10/1/2054	2,000,000	2,001,450
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,707,305
Series A, 5.00%, 3/15/2034	1,000,000	1,149,570
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,264,367
Series A, 4.00%, 11/15/2042	1,060,000	1,046,034
Series A-1, 4.00%, 5/15/2046	1,000,000	964,012
Series A, 5.00%, 11/15/2027	1,500,000	1,553,050
Series A, 5.00%, 3/1/2028	3,000,000	3,126,239
Series A, 5.00%, 11/15/2031	1,675,000	1,872,975
Series A, 5.00%, 11/15/2049	1,310,000	1,354,518
Series A, 5.00%, 12/1/2050	1,050,000	1,100,084
Series A-1, 5.00%, 11/15/2049	5,000,000	5,298,994
Series B, 5.00%, 11/15/2028	5,865,000	6,172,710
Series B, 5.00%, 11/15/2033	1,000,000	1,018,558
Series B, 5.00%, 11/15/2035	1,500,000	1,526,479
Series B, 5.00%, 11/15/2037	1,500,000	1,524,639
Series B-2, 5.00%, 3/15/2029	1,000,000	1,066,978
Series C, 5.00%, 11/15/2030	1,000,000	1,100,652
Series C, 5.00%, 11/15/2038	1,500,000	1,669,747
Series A, 5.25%, 11/15/2050	2,000,000	2,149,427
Series A, 5.25%, 12/1/2054	1,200,000	1,279,110
Security Description	Principal Amount	Value
Series A, 5.25%, 11/15/2055	$1,000,000	$1,064,375
Series A-1, 5.25%, 11/15/2051	1,000,000	1,065,003
Series C, 5.25%, 5/15/2052	1,500,000	1,573,682
Series A, 5.50%, 12/1/2059	1,000,000	1,086,654
Series D-2, 5.50%, 5/15/2052	1,250,000	1,340,416
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2045	1,270,000	1,351,080
Series A-1, 5.25%, 5/15/2059	2,000,000	2,092,278
Series A-1, 5.25%, 5/15/2064	2,000,000	2,085,555
Trust for Cultural Resources of The City of New York Revenue, NY:
Series 1E, 4.00%, 4/1/2030	400,000	401,224
Series A, 5.00%, 12/1/2032	1,000,000	1,119,855
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,160,457
Series 1, 5.00%, 12/15/2033	2,000,000	2,245,249
Series 1, 5.00%, 12/15/2040	1,570,000	1,773,043
		492,624,036
NORTH CAROLINA — 1.4%
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 4.00%, 1/15/2035	1,285,000	1,285,674
City of Charlotte Airport Revenue, NC 5.25%, 7/1/2051	2,000,000	2,162,751
City of Charlotte Water & Sewer System Revenue, NC:
3.00%, 7/1/2039	2,400,000	2,225,200
5.00%, 7/1/2039	1,500,000	1,689,074
5.00%, 7/1/2056	2,000,000	2,129,696
City of Raleigh Combined Enterprise System Revenue, NC 5.00%, 9/1/2031	1,555,000	1,734,556
County of Cabarrus Revenue, NC Series B, 5.00%, 8/1/2031	1,000,000	1,109,483
County of Guilford, General Obligation, NC 5.00%, 3/1/2035	1,000,000	1,167,329
County of Mecklenburg Revenue, NC 5.00%, 2/1/2038	1,000,000	1,133,252
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2030	1,000,000	1,097,379
Series B, 5.00%, 2/1/2030	1,515,000	1,644,405
County of Wake Revenue, NC Series A, 5.00%, 5/1/2037	1,000,000	1,144,779
County of Wake, General Obligation, NC Series A, 5.00%, 2/1/2030	1,500,000	1,627,587
Nash Health Care Systems Revenue, NC 5.00%, 2/1/2032	1,000,000	1,090,086
See accompanying notes to financial statements.
91

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
North Carolina Capital Facilities Finance Agency Revenue, NC 5.00%, 1/1/2036	$1,450,000	$1,681,471
North Carolina Housing Finance Agency Revenue, NC:
Series 38-B, 3.85%, 7/1/2037	1,105,000	1,105,064
Series 53-A, 4.00%, 7/1/2039	1,825,000	1,819,229
Series 61, 4.85%, 7/1/2057 (d)	1,000,000	1,006,945
Series 59-A, 6.25%, 1/1/2057	1,000,000	1,129,385
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 11/1/2052	1,425,000	1,288,757
Series B, VRN, 5.00%, 6/1/2055 (b)	2,500,000	2,673,075
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,000,000	1,000,125
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (a)	1,500,000	1,536,910
State of North Carolina Revenue, NC:
5.00%, 3/1/2028	2,000,000	2,082,490
5.00%, 3/1/2040	1,350,000	1,502,831
Series A, 5.00%, 5/1/2028	1,255,000	1,312,471
Series A, 5.00%, 5/1/2029	1,000,000	1,068,182
Series A, 5.00%, 5/1/2039	1,000,000	1,128,491
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2028	2,000,000	2,100,257
University of North Carolina at Charlotte Revenue, NC 5.00%, 10/1/2042	1,065,000	1,085,213
		44,762,147
NORTH DAKOTA — 0.1%
City of Grand Forks Revenue, ND Series A, Assured Guaranty, Inc., 5.00%, 12/1/2053 (a)	1,895,000	1,933,517
North Dakota Housing Finance Agency Revenue, ND Series C, 5.75%, 7/1/2056	1,075,000	1,173,132
		3,106,649
OHIO — 2.3%
American Municipal Power, Inc. Revenue, OH Series C, 4.00%, 2/15/2039	1,400,000	1,407,842
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series A-2, Class 1, 3.00%, 6/1/2048	1,000,000	718,927
Series A-2, Class 1, 4.00%, 6/1/2037	1,750,000	1,767,452
City of Cincinnati, General Obligation, OH Series A, 3.00%, 12/1/2027	1,500,000	1,500,223
Security Description	Principal Amount	Value
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	$2,500,000	$2,603,456
Series A, 5.00%, 8/15/2028	2,500,000	2,632,223
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 8/1/2047	3,900,000	3,537,089
County of Butler Revenue, OH 5.00%, 11/15/2045	1,140,000	1,140,721
County of Cuyahoga Revenue, OH 5.50%, 2/15/2057	1,000,000	1,000,918
County of Cuyahoga, General Obligation, OH 5.00%, 12/1/2064	1,000,000	1,027,581
County of Fayette Revenue, OH Assured Guaranty, Inc., 5.25%, 12/1/2054 (a)	1,000,000	1,044,928
County of Hamilton Revenue, OH:
5.00%, 1/1/2046	1,990,000	1,990,102
5.50%, 1/1/2050	1,100,000	1,138,230
JobsOhio Beverage System Revenue, OH Series A, 5.00%, 1/1/2050	2,335,000	2,471,186
Jonathan Alder Local School District, General Obligation, OH 5.00%, 12/1/2055	2,000,000	2,095,191
Kings Local School District, General Obligation, OH 5.50%, 12/1/2062	2,000,000	2,106,069
Lancaster Port Authority Revenue, OH Series A, VRN, 5.00%, 2/1/2055 (b)	500,000	530,494
Miami University Revenue, OH Series A, 5.00%, 9/1/2037	1,000,000	1,143,230
Ohio Higher Educational Facility Commission Revenue, OH Series A, 5.00%, 10/1/2048	1,670,000	1,745,235
Ohio Housing Finance Agency Revenue, OH:
Series B, 4.70%, 9/1/2054	965,000	968,136
Series D, 5.25%, 9/1/2045	1,000,000	1,064,070
Series B, 6.50%, 3/1/2056	1,880,000	2,135,763
Ohio State University Revenue, OH:
Series A, 5.00%, 6/1/2035	1,000,000	1,156,594
Series B, 5.00%, 12/1/2033	1,750,000	1,982,512
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	1,000,000	1,045,829
Ohio Water Development Authority Revenue, OH:
Series A, 5.00%, 12/1/2037	1,750,000	1,894,794
Series A, 5.00%, 12/1/2040	1,000,000	1,093,308
See accompanying notes to financial statements.
92

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	$2,415,000	$2,389,663
5.00%, 12/1/2035	1,000,000	1,158,189
Series B, 5.00%, 12/1/2038	1,000,000	1,056,770
Series D, 5.00%, 12/1/2032	1,510,000	1,707,858
Series D, 5.00%, 12/1/2038	1,420,000	1,600,462
Olentangy Local School District, General Obligation, OH 5.00%, 12/1/2039	600,000	681,993
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2053	1,250,000	1,269,629
Southwest Local School District/Hamilton County, General Obligation, OH Series A, School District Credit Enhancement Program, 4.00%, 1/15/2055	1,000,000	913,806
Springboro Community City School District, General Obligation, OH Build America Mutual Assurance Corp., 5.25%, 12/1/2061 (a) (d)	1,160,000	1,221,250
State of Ohio Revenue, OH:
5.00%, 1/1/2035	3,000,000	3,415,126
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,087,841
Series A, 5.00%, 4/1/2033	1,000,000	1,134,460
Series B, 5.00%, 10/1/2031	1,000,000	1,112,253
State of Ohio, General Obligation, OH:
Series A, 5.00%, 5/1/2040	1,125,000	1,256,224
Series B, 5.00%, 11/1/2034	5,000,000	5,769,876
Series D, 5.00%, 11/1/2036	1,030,000	1,178,592
Toledo Lucas County Public Library, General Obligation, OH Series A, 5.00%, 12/1/2047	1,000,000	1,061,532
University of Akron Revenue, OH Series A, 5.00%, 1/1/2035	605,000	605,727
University of Cincinnati Revenue, OH Series A, 5.25%, 6/1/2049	1,000,000	1,061,160
		72,624,514
OKLAHOMA — 0.6%
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,089,362
Oklahoma City Public Property Authority Revenue, OK 5.00%, 6/1/2032	1,365,000	1,523,327
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	2,500,000	2,509,914
Security Description	Principal Amount	Value
Oklahoma Housing Finance Agency Revenue, OK Series B, 4.70%, 3/1/2052	$1,500,000	$1,510,241
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2031	1,000,000	1,092,988
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2035	3,000,000	3,440,404
Series A, 5.00%, 1/1/2043	1,000,000	1,097,900
Series B, 5.00%, 1/1/2042	1,085,000	1,211,864
Series A, 5.50%, 1/1/2054	1,000,000	1,093,947
Oklahoma Water Resources Board Revenue, OK Series B, 5.25%, 10/1/2044	1,170,000	1,262,637
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2032	1,000,000	1,114,104
University of Oklahoma Revenue, OK Series A, Build America Mutual Assurance Corp., 5.00%, 7/1/2033 (a)	1,000,000	1,129,971
		18,076,659
OREGON — 1.0%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 10/1/2039	1,500,000	1,686,861
Series A, 5.00%, 12/1/2040	1,000,000	1,096,737
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2031	1,285,000	1,421,585
Clackamas & Washington Counties School District No. 3, General Obligation, OR Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,000,000	574,545
Clackamas Community College District, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2044	1,500,000	1,646,512
Clackamas County School District No. 12 North Clackamas, General Obligation, OR Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	1,000,000	510,823
Deschutes County Hospital Facilities Authority Revenue, OR Series A, 5.00%, 1/1/2048	1,000,000	1,000,129
Medford Hospital Facilities Authority Revenue, OR:
Series A, 5.00%, 8/15/2045	1,000,000	1,025,260
Series A, 5.00%, 8/15/2050	1,000,000	1,010,647
Oregon City School District No. 62, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2049	3,000,000	3,086,393
See accompanying notes to financial statements.
93

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Oregon Health & Science University Revenue, OR Series A, 4.00%, 7/1/2041	$1,070,000	$1,072,027
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2030	1,000,000	1,086,404
Series A, 5.00%, 4/1/2037	1,140,000	1,304,009
Portland Community College District, General Obligation, OR 5.00%, 6/15/2032	500,000	500,690
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	1,000,000	1,133,487
Series A, 5.00%, 11/15/2034	2,000,000	2,312,432
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2035	1,500,000	1,741,315
Series A, 5.00%, 5/1/2037	1,000,000	1,142,538
Series A, 5.00%, 5/1/2038	2,000,000	2,270,656
Series A, 5.00%, 5/1/2039	1,000,000	1,100,723
Tri-County Metropolitan Transportation District of Oregon Revenue, OR Series A, 4.00%, 9/1/2049	1,665,000	1,597,356
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,129,885
Series B, School Bond Guaranty, Zero Coupon, 6/15/2032	1,000,000	793,923
Series B, School Bond Guaranty, Zero Coupon, 6/15/2033	1,000,000	758,610
		31,003,547
PENNSYLVANIA — 3.6%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 7/15/2032	1,000,000	1,056,102
Allegheny County Sanitary Authority Revenue, PA 4.25%, 12/1/2044	1,000,000	1,017,299
Beaver County Industrial Development Authority Revenue, PA Series B, 3.75%, 10/1/2047	1,000,000	866,781
Chester County Health & Education Facilities Authority Revenue, PA Series A, 5.00%, 10/1/2052	1,000,000	1,001,553
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 10/1/2042	1,500,000	1,524,182
Series A, 5.00%, 10/1/2047	1,000,000	1,010,374
Series B, 5.00%, 11/1/2049	1,050,000	1,075,975
Series C, 5.00%, 6/1/2041	1,315,000	1,419,094
Security Description	Principal Amount	Value
Series B, Assured Guaranty, Inc., 5.50%, 9/1/2053 (a)	$1,000,000	$1,074,860
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	2,170,000	2,292,189
Commonwealth Financing Authority Revenue, PA 5.00%, 6/1/2035	1,050,000	1,081,987
Commonwealth of Pennsylvania, General Obligation, PA:
Series 2ND, 3.00%, 9/15/2036	1,230,000	1,154,766
Series 1ST, 4.00%, 8/15/2040	2,000,000	2,036,653
Series FIRST, 4.25%, 4/1/2046	1,500,000	1,502,443
5.00%, 10/1/2036	2,010,000	2,228,352
5.00%, 10/1/2040	1,105,000	1,206,558
Series 1ST, 5.00%, 8/15/2036	1,460,000	1,652,941
Series BID, 5.00%, 8/15/2032	1,000,000	1,124,908
Series FIRST, 5.00%, 9/1/2028	2,000,000	2,106,931
Series FIRST, 5.00%, 8/15/2030	1,030,000	1,126,069
Series FIRST, 5.00%, 4/1/2034	1,000,000	1,143,957
County of Allegheny, General Obligation, PA Series C-80, 5.00%, 12/1/2054	1,000,000	1,039,446
County of Lehigh Revenue, PA Series A, 4.00%, 7/1/2035	2,000,000	1,981,416
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	2,500,000	2,734,258
Delaware River Joint Toll Bridge Commission Revenue, PA:
5.00%, 7/1/2042	3,930,000	3,980,514
Series C, 5.00%, 7/1/2037 (d)	1,000,000	1,147,738
Series C, 5.00%, 7/1/2038 (d)	1,000,000	1,140,071
Geisinger Authority Revenue, PA:
Series A, 5.00%, 4/1/2050	1,000,000	1,011,723
Series A-1, 5.00%, 2/15/2045	1,510,000	1,520,896
General Authority of Southcentral Pennsylvania Revenue, PA:
Series A, 4.00%, 6/1/2044	1,000,000	978,235
Series A, 5.00%, 6/1/2049	1,250,000	1,266,145
Lackawanna County Industrial Development Authority Revenue, PA 4.00%, 11/1/2040	1,000,000	954,763
Lancaster County Hospital Authority Revenue, PA 5.00%, 8/15/2042	1,800,000	1,803,101
Montgomery County Industrial Development Authority Revenue, PA:
Series A, 4.10%, 4/1/2053 (b)	1,000,000	1,025,179
Series B, 4.10%, 6/1/2029	1,000,000	1,035,721
Northampton County General Purpose Authority Revenue, PA:
Series A-1, 5.25%, 8/15/2053	1,000,000	1,032,315
Series A-1, Assured Guaranty, Inc., 5.25%, 8/15/2053 (a)	1,000,000	1,048,790
See accompanying notes to financial statements.
94

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Revenue, PA:
4.00%, 7/1/2033	$1,750,000	$1,769,059
Series A, 5.00%, 12/15/2046	2,000,000	2,107,341
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2042	1,000,000	985,467
Series A, 5.00%, 8/15/2030	1,030,000	1,056,099
Series A, 5.00%, 2/15/2035	2,025,000	2,343,157
Series B-1, Assured Guaranty, Inc., 5.00%, 11/1/2051 (a)	2,245,000	2,309,989
Series 2025, 5.50%, 8/15/2055	1,000,000	1,088,420
Pennsylvania Housing Finance Agency Revenue, PA:
Series 124B, 3.20%, 10/1/2032	1,000,000	995,660
Series 127B, 3.55%, 10/1/2033	1,000,000	1,000,075
Series 122, AMT, 3.65%, 10/1/2032	1,070,000	1,070,039
Series 147, 4.70%, 10/1/2049	1,925,000	1,939,444
Series 153A, 4.95%, 10/1/2053 (d)	2,500,000	2,524,405
Series 149A, 5.20%, 4/1/2053	1,250,000	1,283,843
Series 150A, 5.25%, 10/1/2052	2,000,000	2,054,484
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2042	1,000,000	1,020,218
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2046	1,505,000	1,585,105
Series B, 5.00%, 12/1/2053	1,625,000	1,700,975
Pennsylvania Turnpike Commission Registration Fee Revenue, PA 5.00%, 7/15/2035	1,000,000	1,148,081
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2034	2,355,000	2,361,091
Series A-1, 4.00%, 12/1/2041	1,000,000	996,942
Series B, 4.00%, 12/1/2042	1,850,000	1,821,152
Series 2ND, 5.00%, 12/1/2031	2,075,000	2,138,675
Series A, 5.00%, 12/1/2030	1,505,000	1,517,758
Series A-1, 5.00%, 12/1/2042	1,000,000	1,021,026
Series B1, 5.00%, 6/1/2042	1,000,000	1,014,719
Series C, 5.00%, 12/1/2047	1,550,000	1,648,230
Series FIRST, 5.00%, 12/1/2043	1,800,000	1,933,487
Philadelphia Authority for Industrial Development Revenue, PA:
4.00%, 7/1/2036	2,780,000	2,787,802
Series A, 5.00%, 9/1/2037	1,525,000	1,536,828
Philadelphia Gas Works Co. Revenue, PA:
Series 14TH, 5.00%, 10/1/2030	1,550,000	1,558,912
Series 15TH, 5.00%, 8/1/2036	1,000,000	1,017,701
Series 15TH, 5.00%, 8/1/2042	1,000,000	1,013,606
Security Description	Principal Amount	Value
Pittsburgh Water & Sewer Authority Revenue, PA Series A, 5.00%, 9/1/2052	$1,500,000	$1,573,908
School District of Philadelphia, General Obligation, PA:
Series B, State Aid Withholding, 5.00%, 9/1/2031	1,295,000	1,422,895
Series A, State Aid Withholding, 5.50%, 9/1/2048	2,460,000	2,654,593
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	1,500,000	1,719,993
Westmoreland County Municipal Authority Revenue, PA Series A, Build America Mutual Assurance Corp., 5.00%, 8/15/2039 (a)	1,000,000	1,103,071
		111,228,535
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 9/1/2036	1,130,000	1,263,486
Rhode Island Housing & Mortgage Finance Corp. Revenue, RI Series 86-A, 5.15%, 10/1/2045	1,650,000	1,723,843
Rhode Island Turnpike & Bridge Authority Revenue, RI Series A, 4.00%, 10/1/2044	2,860,000	2,818,535
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	1,000,000	1,135,617
Series A, 5.00%, 12/1/2035	1,000,000	1,129,533
		8,071,014
SOUTH CAROLINA — 1.0%
City of Columbia Waterworks & Sewer System Revenue, SC Series B, 4.00%, 2/1/2041	1,000,000	999,511
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	116,239
Medical University Hospital Authority Revenue, SC 5.25%, 11/15/2054	1,365,000	1,407,434
Patriots Energy Group Financing Agency Revenue, SC:
Series A1, VRN, 5.25%, 10/1/2054 (b)	1,000,000	1,072,985
Series B-1, VRN, 5.25%, 2/1/2054 (b)	2,000,000	2,151,636
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2036	10,000	11,022
See accompanying notes to financial statements.
95

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
South Carolina Jobs-Economic Development Authority Revenue, SC:
4.00%, 11/1/2035	$1,000,000	$1,002,110
Series A, 4.25%, 11/1/2047	2,000,000	1,949,409
Series A, 5.00%, 12/1/2046	2,000,000	2,065,392
Series A, 5.00%, 5/1/2048	2,000,000	2,019,657
Series C, 5.00%, 11/15/2047	2,700,000	2,713,514
Series A, 5.50%, 11/1/2054	2,000,000	2,132,220
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2043	5,010,000	4,949,586
Series B, 5.00%, 12/1/2041	1,000,000	1,005,718
Series B, 5.00%, 12/1/2056	1,000,000	1,000,377
Series E, Assured Guaranty, Inc., 5.25%, 12/1/2037 (a)	3,000,000	3,336,313
South Carolina State Housing Finance & Development Authority Revenue, SC Series C, 4.95%, 7/1/2055	2,500,000	2,538,078
Spartanburg Regional Health Services District Revenue, SC 5.00%, 4/15/2034	1,310,000	1,431,320
		31,902,521
SOUTH DAKOTA — 0.2%
South Dakota Health & Educational Facilities Authority Revenue, SD:
4.00%, 9/1/2035	3,000,000	3,002,442
Series A, 4.00%, 7/1/2044	1,000,000	955,385
Series C, VRN, 5.00%, 11/1/2051 (b)	1,000,000	1,089,733
		5,047,560
TENNESSEE — 1.4%
Chattanooga Health Educational & Housing Facility Board Revenue, TN 5.25%, 12/1/2054	2,500,000	2,608,773
City of Memphis, General Obligation, TN:
5.00%, 5/1/2033	1,000,000	1,092,347
5.00%, 5/1/2039	1,045,000	1,173,230
County of Shelby, General Obligation, TN Series A, 5.00%, 4/1/2041	1,250,000	1,376,761
Knox County Health Educational & Housing Facility Board Revenue, TN:
Series A, 5.00%, 1/1/2042	1,000,000	1,005,315
Series B-1, Build America Mutual Assurance Corp., 5.13%, 7/1/2054 (a)	1,400,000	1,441,561
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 5.00%, 7/1/2032	1,000,000	1,100,462
Security Description	Principal Amount	Value
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, TN Series A, Assured Guaranty, Inc., 5.25%, 7/1/2053 (a)	$2,560,000	$2,710,440
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Series A, 3.00%, 7/1/2040	1,000,000	902,042
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series C, 3.00%, 1/1/2034	1,625,000	1,597,704
Series C, 4.00%, 1/1/2045	3,000,000	2,992,096
Series D, 5.00%, 1/1/2034	2,000,000	2,289,363
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.25%, 7/1/2047	1,500,000	1,586,581
Rutherford County Health & Educational Facilities Board Revenue, TN Series B-1, VRN, 5.00%, 11/15/2048 (b)	1,715,000	1,848,217
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2029 (a)	1,000,000	1,056,979
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	4,000,000	4,050,163
Series A, VRN, 5.00%, 10/1/2054 (b)	1,000,000	1,056,914
Series A, VRN, 5.50%, 10/1/2053 (b)	1,000,000	1,065,706
Tennessee Energy Acquisition Corp. Revenue, TN:
Series A, 5.00%, 11/1/2034	1,000,000	1,068,562
Series A, 5.00%, 12/1/2035	1,550,000	1,638,932
Series A, 5.00%, 5/1/2052 (b)	1,680,000	1,775,650
Series A-1, VRN, 5.00%, 5/1/2053 (b)	1,250,000	1,286,852
Tennessee Housing Development Agency Revenue, TN:
Series 2-A, 5.15%, 7/1/2050	2,000,000	2,063,214
Series 2-A, 6.00%, 1/1/2056	1,250,000	1,392,456
Tennessee State School Bond Authority Revenue, TN Series A, 5.00%, 11/1/2035	1,045,000	1,195,990
West Wilson Utility District of Wilson County Tennessee Revenue, TN 4.50%, 6/1/2056	1,000,000	990,508
		42,366,818
See accompanying notes to financial statements.
96

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TEXAS — 11.3%
Aldine Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 2/15/2034 (a)	$1,350,000	$1,356,996
Arlington Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2040 (a)	2,125,000	2,100,592
Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,975,000	2,226,576
Austin Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 1.88%, 8/1/2038 (a)	1,000,000	792,774
Permanent School Fund Guaranteed, 2.00%, 8/1/2038 (a)	1,500,000	1,202,343
Permanent School Fund Guaranteed, 5.00%, 8/1/2033 (a)	1,880,000	2,128,682
Permanent School Fund Guaranteed, 5.00%, 8/1/2039 (a)	1,000,000	1,125,430
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,218,820
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2029	2,125,000	2,277,653
Series A, 5.00%, 8/15/2031	3,000,000	3,326,285
Series A, 5.00%, 8/15/2032	1,000,000	1,122,633
Series E, 5.00%, 8/15/2027	100,000	102,814
Burleson Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/1/2047 (a)	1,000,000	1,010,534
Carrollton-Farmers Branch Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.75%, 2/15/2050 (a)	2,000,000	2,044,074
Central Texas Regional Mobility Authority Revenue, TX:
Series E, 4.00%, 1/1/2050	1,525,000	1,407,647
Series B, 5.00%, 1/1/2035	1,035,000	1,172,844
Central Texas Turnpike System Revenue, TX:
Series A, American Municipal Bond Assurance Corp., Zero Coupon, 8/15/2029 (a)	2,995,000	2,708,452
Series C, 5.00%, 8/15/2035	1,000,000	1,121,187
Security Description	Principal Amount	Value
City of Austin Airport System Revenue, TX Series A, 5.00%, 11/15/2051	$2,920,000	$3,054,832
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2048	1,645,000	1,724,995
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,541,487
5.00%, 11/15/2029	1,400,000	1,507,839
5.00%, 11/15/2049	1,000,000	1,060,087
5.00%, 11/15/2053	1,000,000	1,045,854
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,648,354
5.00%, 9/1/2033	1,000,000	1,129,478
City of Corpus Christi Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 7/15/2055 (a)	2,000,000	2,065,084
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2034	1,750,000	1,750,666
City of Dallas Waterworks & Sewer System Revenue, TX 4.00%, 10/1/2049	1,370,000	1,298,388
City of Dallas, General Obligation, TX:
5.00%, 2/15/2029	1,000,000	1,060,419
Series B, 5.00%, 2/15/2028	1,590,000	1,653,912
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	1,500,000	1,503,157
City of El Paso, General Obligation, TX 4.00%, 8/15/2041	1,175,000	1,166,129
City of Houston Airport System Revenue, TX Series B, 5.50%, 7/1/2055	2,000,000	2,150,587
City of Houston Combined Utility System Revenue, TX:
Series C, 3.00%, 11/15/2047	1,000,000	767,274
Series B, 4.00%, 11/15/2045	2,000,000	1,920,197
Series A, 5.00%, 11/15/2032	1,270,000	1,422,559
Series A, 5.00%, 11/15/2034	1,000,000	1,133,391
City of Houston Hotel Occupancy Tax & Special Revenue, TX:
Series C, Assured Guaranty, Inc., 5.50%, 9/1/2058 (a)	2,600,000	2,815,676
Series C, 5.50%, 9/1/2058	2,165,000	2,326,275
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2043	1,920,000	2,082,392
Series A, 5.25%, 3/1/2049	1,000,000	1,070,550
City of New Braunfels Utility System Revenue, TX 4.75%, 7/1/2056	1,970,000	2,004,390
See accompanying notes to financial statements.
97

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
City of Pearland, General Obligation, TX Series C, Build America Mutual Assurance Corp., 5.00%, 9/1/2048 (a)	$1,150,000	$1,199,703
City of San Antonio Electric & Gas Systems Revenue, TX:
Series A, VRN, 3.00%, 2/1/2055 (b)	1,085,000	1,079,600
Series C, 5.00%, 2/1/2032	2,500,000	2,782,034
Series C, 5.00%, 2/1/2033	2,000,000	2,251,892
Series C, 5.00%, 2/1/2034	2,000,000	2,275,406
Series D, 5.00%, 2/1/2042	1,000,000	1,095,649
Series B, 5.25%, 2/1/2044	1,605,000	1,747,470
City of San Antonio, General Obligation, TX 4.00%, 8/1/2036	1,000,000	1,023,541
City of Seguin, General Obligation, TX 5.25%, 9/1/2059	2,230,000	2,362,191
Clear Creek Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,500,000	1,693,242
Clifton Higher Education Finance Corp. Revenue, TX Permanent School Fund Guaranteed, 4.00%, 8/15/2042 (a)	1,000,000	974,048
Collin County Community College District, General Obligation, TX Series A, 4.00%, 8/15/2037	1,905,000	1,929,699
Comal Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 3.00%, 2/15/2039 (a)	2,000,000	1,860,498
Series A, Permanent School Fund Guaranteed, 5.00%, 2/1/2034 (a)	1,750,000	1,992,584
Community Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,275,000	1,334,026
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, 3.00%, 2/15/2041 (a)	220,000	194,845
Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	1,000,000	1,114,050
Permanent School Fund Guaranteed, 5.00%, 2/15/2043 (a)	1,160,000	1,274,472
Security Description	Principal Amount	Value
Corpus Christi Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2033 (a)	$1,750,000	$1,976,250
Corsicana Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2049 (a)	2,750,000	2,913,077
County of Ector, General Obligation, TX 5.00%, 2/15/2033	1,000,000	1,119,300
County of Fort Bend Toll Road Revenue, TX Assured Guaranty, Inc., 4.25%, 3/1/2049 (a)	1,000,000	968,203
County of Harris Toll Road Revenue, TX:
Series A, 3.00%, 8/15/2037	1,200,000	1,112,640
Series A, 5.00%, 8/15/2036	1,000,000	1,141,097
Series A, 5.25%, 8/15/2049	2,000,000	2,134,725
County of Harris, General Obligation, TX 4.00%, 9/15/2049	1,000,000	943,946
County of Hidalgo, General Obligation, TX Series A, 4.00%, 8/15/2043	1,000,000	991,399
County of Midland, General Obligation, TX 4.00%, 2/15/2040	2,125,000	2,160,946
County of Travis, General Obligation, TX 5.00%, 3/1/2036	1,500,000	1,686,061
Crowley Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/1/2032 (a)	2,450,000	2,733,394
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,160,402
Permanent School Fund Guaranteed, 5.00%, 2/15/2034 (a)	1,000,000	1,123,118
Permanent School Fund Guaranteed, 5.00%, 2/15/2035 (a)	1,000,000	1,148,079
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	2,000,000	2,228,443
Dallas Area Rapid Transit Revenue, TX Series B, 4.00%, 12/1/2051	1,000,000	913,510
See accompanying notes to financial statements.
98

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Dallas College, General Obligation, TX 5.00%, 2/15/2029	$1,235,000	$1,312,525
Dallas Fort Worth International Airport Revenue, TX:
Series B, 4.00%, 11/1/2045	1,000,000	970,259
Series 2024, 5.00%, 11/1/2044	1,500,000	1,621,008
Series 2024, 5.25%, 11/1/2048	1,000,000	1,073,153
Series B, 5.25%, 11/1/2050	1,500,000	1,598,344
Dallas Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2054 (a)	1,000,000	919,533
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	1,700,000	1,911,516
Del Valle Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 6/15/2036 (a)	1,000,000	1,081,573
Denton Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2034 (a)	1,500,000	1,701,511
Permanent School Fund Guaranteed, 5.00%, 8/15/2037 (a)	1,000,000	1,112,754
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	2,000,000	2,225,898
Eagle Mountain & Saginaw Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2055 (a)	1,000,000	1,046,587
El Paso Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2036 (a)	1,000,000	1,129,149
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 8/15/2035 (a)	2,750,000	2,999,425
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 4.00%, 8/1/2054 (a) (b)	3,335,000	3,380,607
Security Description	Principal Amount	Value
Fort Worth Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	$1,070,000	$1,136,064
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,000,000	1,061,742
Frisco Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	1,360,000	1,511,959
Galena Park Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 8/15/2049 (a)	1,000,000	793,422
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2039 (a)	1,000,000	1,093,345
Grand Parkway Transportation Corp. Revenue, TX:
5.00%, 10/1/2052 (b)	2,000,000	2,061,396
Series A, 5.00%, 10/1/2034	1,500,000	1,551,515
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 12/1/2045	1,250,000	1,172,855
5.00%, 10/1/2028	1,105,000	1,106,431
5.00%, 11/15/2033	1,835,000	1,880,329
Series A, 5.00%, 5/15/2029	1,000,000	1,050,371
Series B, 5.00%, 7/1/2035	1,690,000	1,888,725
Harris County Hospital District, General Obligation, TX:
5.00%, 2/15/2048	1,000,000	1,063,004
5.25%, 2/15/2056	1,705,000	1,808,186
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,400,000	1,484,609
Permanent School Fund Guaranteed, 5.00%, 2/15/2048 (a)	1,425,000	1,477,787
Hidalgo County Regional Mobility Authority Revenue, TX Series A, Zero Coupon, 12/1/2043	2,000,000	867,340
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 8/15/2041 (a)	1,000,000	1,007,596
See accompanying notes to financial statements.
99

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2028	$140,000	$143,568
Irving Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.50%, 2/15/2045 (a)	3,110,000	3,200,293
Katy Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	1,125,000	1,170,586
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,000,000	1,127,061
Krum Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2057 (a)	1,000,000	1,038,058
Lamar Consolidated Independent School District, General Obligation, TX:
5.00%, 2/15/2035	1,065,000	1,174,604
5.00%, 2/15/2037	1,000,000	1,092,166
Permanent School Fund Guaranteed, 5.00%, 2/15/2049 (a)	1,000,000	1,057,680
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2036 (a)	1,000,000	1,128,104
Leander Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, Zero Coupon, 8/16/2044 (a)	25,000	12,080
Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2055 (a)	1,000,000	1,040,478
Lewisville Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2032 (a)	2,750,000	3,082,311
Liberty Hill Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 3.00%, 2/1/2039 (a)	2,000,000	1,796,206
Permanent School Fund Guaranteed, 3.00%, 2/1/2051 (a)	1,000,000	733,062
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	2,050,000	2,118,091
5.00%, 5/15/2038	1,000,000	1,013,762
Assured Guaranty, Inc., 5.00%, 5/15/2049 (a)	2,000,000	2,077,954
Security Description	Principal Amount	Value
Series B, VRN, 5.00%, 5/15/2045 (b)	$2,395,000	$2,613,309
Assured Guaranty, Inc., 5.25%, 5/15/2054 (a)	1,415,000	1,483,589
Series A, Build America Mutual Assurance Corp., 5.25%, 5/15/2050 (a)	1,000,000	1,066,022
Lubbock Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.50%, 2/15/2055 (a)	2,500,000	2,490,364
Mansfield Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 4.00%, 2/15/2049 (a)	2,000,000	1,894,193
Matagorda County Navigation District No. 1 Revenue, TX Series A, 2.60%, 11/1/2029	1,000,000	981,158
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	302,487
Midland Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2041 (a)	1,255,000	1,271,765
Permanent School Fund Guaranteed, 5.00%, 2/15/2038 (a)	2,000,000	2,202,240
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2032 (a)	1,445,000	1,609,006
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2052	1,500,000	1,553,138
North East Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/1/2032 (a)	2,500,000	2,808,179
North Texas Municipal Water District Revenue, TX 4.50%, 6/1/2055	1,000,000	984,240
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	2,085,000	2,080,695
5.00%, 9/1/2055	1,500,000	1,565,405
See accompanying notes to financial statements.
100

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2037 (a)	$2,000,000	$1,368,669
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2038 (a)	3,000,000	1,954,696
Series A, 4.00%, 1/1/2039	1,800,000	1,808,015
Series A, 4.00%, 1/1/2043	1,180,000	1,169,848
Series A, 5.00%, 1/1/2033	335,000	376,212
Series A, 5.00%, 1/1/2034	775,000	866,746
Series A, 5.00%, 1/1/2043	1,000,000	1,019,799
Northside Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.38%, 8/15/2056 (a)	2,500,000	2,450,102
Northwest Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2049 (a)	3,000,000	3,130,904
Permanent School Fund Guaranteed, 5.25%, 2/15/2055 (a)	1,595,000	1,698,374
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 4.00%, 7/1/2049	2,000,000	1,901,169
Series A, 5.00%, 7/1/2040	1,770,000	1,943,282
Series B, 5.00%, 7/1/2038	1,160,000	1,299,503
Series A, 5.25%, 7/1/2037	1,490,000	1,773,627
Plano Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,162,559
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,500,000	1,687,704
Port Authority of Houston of Harris County Texas Revenue, TX:
5.00%, 10/1/2029	1,775,000	1,904,742
5.00%, 10/1/2030	1,000,000	1,090,519
5.00%, 10/1/2051	2,000,000	2,063,478
Princeton Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2050 (a)	1,000,000	1,051,490
Prosper Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 4.00%, 2/15/2052 (a)	1,270,000	1,175,917
Permanent School Fund Guaranteed, 4.25%, 2/15/2054 (a)	3,000,000	2,890,113
Security Description	Principal Amount	Value
Red River Education Finance Corp. Revenue, TX 5.00%, 3/15/2035	$1,975,000	$2,257,578
Richardson Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2037 (a)	1,000,000	1,147,177
Round Rock Independent School District, General Obligation, TX:
Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2037 (a)	1,000,000	1,139,936
Series B, Permanent School Fund Guaranteed, 5.00%, 8/1/2035 (a)	1,000,000	1,151,970
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	1,000,000	1,009,389
San Antonio Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2035 (a)	1,435,000	1,653,442
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2035	1,760,000	2,022,458
Series A, 5.00%, 5/15/2036	1,075,000	1,226,854
Socorro Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 4.00%, 8/15/2040 (a)	1,415,000	1,419,699
Southwest Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 3.00%, 2/1/2039 (a)	1,000,000	907,568
Spring Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2039 (a)	1,515,000	1,697,786
Permanent School Fund Guaranteed, 5.25%, 8/15/2055 (a)	1,500,000	1,596,675
State of Texas, General Obligation, TX:
5.00%, 10/1/2036	1,200,000	1,377,677
5.00%, 10/1/2039	3,000,000	3,379,520
5.00%, 10/1/2044	1,700,000	1,873,507
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
Series A, 4.00%, 7/1/2053	1,300,000	1,155,563
Series A, 5.00%, 7/1/2032	1,100,000	1,195,121
Series A, 5.00%, 7/1/2053	1,000,000	1,019,545
Series B, 5.00%, 7/1/2048	1,000,000	1,019,709
See accompanying notes to financial statements.
101

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series B, VRN, 5.00%, 11/15/2064 (b)	$1,920,000	$2,045,430
Series C, VRN, 5.00%, 11/15/2064 (b)	1,135,000	1,255,544
Series D, 5.00%, 11/15/2051	1,000,000	1,031,357
Series E, 5.00%, 11/15/2043	1,000,000	1,096,336
Tarrant County Hospital District, General Obligation, TX 4.00%, 8/15/2043	1,500,000	1,481,629
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	511,988
Tarrant Regional Water District Water Supply System Revenue, TX 4.50%, 3/1/2049	1,000,000	1,004,630
Terrell Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.25%, 8/1/2050 (a)	1,000,000	1,072,760
Texas A&M University Revenue, TX Series A, 5.00%, 5/15/2039	1,625,000	1,803,229
Texas Department of Housing & Community Affairs Revenue, TX:
Series D, 5.10%, 7/1/2050	2,500,000	2,567,157
Series D, 6.25%, 1/1/2056	2,500,000	2,791,404
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2030	1,000,000	1,053,016
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	1,265,000	1,340,057
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, TX VRN, 5.00%, 1/1/2055 (b)	1,500,000	1,599,805
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2030 (a)	1,215,000	1,205,065
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series A, 4.00%, 6/30/2031	1,700,000	1,737,594
Texas State University System Revenue, TX:
5.00%, 3/15/2032	2,175,000	2,419,735
Series A, 5.00%, 3/15/2029	140,000	142,161
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2033	1,000,000	1,128,347
Texas Transportation Commission State Highway 249 System Revenue, TX:
Series A, Zero Coupon, 8/1/2041	1,900,000	930,921
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2057	$1,000,000	$1,003,362
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2031	1,850,000	2,041,395
Texas Transportation Finance Corp. Revenue, TX:
Series A, 5.00%, 10/1/2050	2,500,000	2,633,440
Series A, 5.50%, 10/1/2055	1,175,000	1,279,678
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	3,000,000	2,800,545
3.00%, 8/1/2040	3,000,000	2,688,817
Series B, 4.00%, 10/15/2043	1,760,000	1,729,925
Series A, 4.65%, 10/15/2040	1,000,000	1,065,440
Series A, 4.70%, 10/15/2041	1,430,000	1,523,076
5.00%, 10/15/2030	1,390,000	1,519,821
5.00%, 8/1/2031	1,520,000	1,650,369
5.00%, 10/15/2032	2,435,000	2,736,116
Series A, 5.00%, 10/15/2028	2,500,000	2,639,773
Series A, 5.00%, 10/15/2029	2,500,000	2,687,980
Series A, 5.00%, 10/15/2030	3,000,000	3,280,190
Tomball Independent School District, General Obligation, TX:
Series B3, Permanent School Fund Guaranteed, 3.88%, 2/15/2043 (a)	1,000,000	966,187
Permanent School Fund Guaranteed, 5.00%, 2/15/2033 (a)	1,000,000	1,125,777
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	452,877
Series A, 5.00%, 2/15/2033	260,000	260,355
Series A, 5.00%, 2/15/2034	1,130,000	1,246,713
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	1,150,000	1,236,406
		352,827,269
UTAH — 0.5%
City of South Salt Lake Sales Tax Revenue, UT 5.00%, 7/15/2049	1,035,000	1,090,709
County of Utah Revenue, UT Series A, 5.00%, 5/15/2050	1,400,000	1,426,041
Downtown Revitalization Public Infrastructure District Revenue, UT Series A, Assured Guaranty, Inc., 5.50%, 6/1/2055 (a)	1,500,000	1,617,743
Intermountain Power Agency Revenue, UT Series A, 5.00%, 7/1/2027	1,010,000	1,035,009
University of Utah Revenue, UT:
Series B, 5.25%, 8/1/2048	2,775,000	2,967,127
Series B, 5.25%, 8/1/2053	1,500,000	1,588,766
See accompanying notes to financial statements.
102

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Utah Housing Corp. Revenue, UT:
Series A, 6.50%, 7/1/2056	$1,500,000	$1,698,247
Series E, 6.75%, 7/1/2055	990,000	1,128,952
Utah Telecommunication Open Infrastructure Agency Revenue, UT 5.25%, 6/1/2037	1,010,000	1,114,636
Utah Transit Authority Revenue, UT 5.00%, 6/15/2030	1,525,000	1,663,710
		15,330,940
VERMONT — 0.0% *
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	1,000,000	1,084,966
VIRGINIA — 1.5%
Arlington County Industrial Development Authority Revenue, VA 4.00%, 7/1/2040	1,250,000	1,254,234
City of Alexandria, General Obligation, VA State Aid Withholding, 5.00%, 12/15/2036	1,600,000	1,813,393
City of Richmond Public Utility Revenue, VA Series B, 4.25%, 1/15/2056	1,155,000	1,123,928
County of Arlington, General Obligation, VA Series B, 2.50%, 8/15/2028	1,500,000	1,487,974
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2038	1,880,000	1,939,152
Series B, State Aid Withholding, 5.00%, 10/1/2028	1,015,000	1,073,846
Fairfax County Industrial Development Authority Revenue, VA 4.00%, 5/15/2042	2,000,000	1,987,829
Hampton Roads Sanitation District Revenue, VA Series B, 5.00%, 7/1/2045	1,000,000	1,083,574
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.25%, 7/1/2060	2,750,000	2,840,057
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (a)	1,345,000	1,409,790
Loudoun County Economic Development Authority Revenue, VA Series A, 4.00%, 12/1/2031	1,000,000	1,034,182
Security Description	Principal Amount	Value
Lynchburg Economic Development Authority Revenue, VA Series B, 5.00%, 1/1/2029	$1,000,000	$1,049,551
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (b)	2,210,000	2,320,798
Roanoke Economic Development Authority Revenue, VA 5.00%, 7/1/2034	1,000,000	1,135,998
Virginia College Building Authority Revenue, VA:
Series A, 3.00%, 2/1/2036	2,770,000	2,624,024
Series A, 3.00%, 2/1/2038	1,000,000	910,426
Series A, 4.00%, 2/1/2038	1,895,000	1,917,318
Series A, 5.00%, 2/1/2037	1,660,000	1,839,673
Series A, 5.00%, 2/1/2038	1,165,000	1,285,793
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	1,080,000	1,009,851
5.00%, 5/15/2033	2,000,000	2,262,935
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	1,000,000	1,082,310
Virginia Housing Development Authority Revenue, VA:
Series H, 4.30%, 7/1/2041 (d)	2,500,000	2,482,412
Series E-1, 4.60%, 10/1/2054	1,495,000	1,497,886
Series G, 5.15%, 11/1/2052	2,065,000	2,116,535
Virginia Port Authority Revenue, VA 5.25%, 7/1/2050	1,975,000	2,111,136
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	5,000	5,234
Series A, 5.00%, 8/1/2027	1,280,000	1,315,912
Series A-1, 5.00%, 8/1/2027	1,375,000	1,413,578
Virginia Small Business Financing Authority Revenue, VA Series A, 5.00%, 12/1/2037	1,000,000	1,090,622
Williamsburg Economic Development Authority Revenue, VA Series A, Assured Guaranty, Inc., 5.25%, 7/1/2053 (a)	1,250,000	1,313,243
Wise County Industrial Development Authority Revenue, VA Series A, VRN, 3.13%, 10/1/2040 (b)	645,000	647,338
		48,480,532
WASHINGTON — 2.9%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	2,130,000	2,204,971
See accompanying notes to financial statements.
103

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
City of Seattle Municipal Light & Power Revenue, WA Series A, 4.00%, 7/1/2051	$2,500,000	$2,362,693
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,000,000	1,093,848
Clark County School District No. 114 Evergreen, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2038	1,000,000	1,008,204
County of King Sewer Revenue, WA:
Series B, 4.00%, 7/1/2041	1,500,000	1,483,088
5.00%, 7/1/2049	1,000,000	1,007,075
County of King, General Obligation, WA Series A, 5.00%, 7/1/2028	2,000,000	2,101,338
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2030	1,000,000	1,090,672
Series A, 5.00%, 7/1/2033	2,500,000	2,750,633
Series A, 5.00%, 7/1/2040	5,500,000	6,041,359
Franklin County School District No. 1 Pasco, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	1,000,000	1,033,302
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2032	1,000,000	1,062,485
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,104,581
King County School District No. 403 Renton, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	1,650,000	1,827,717
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	300,000	303,269
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	820,704
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,076,304
Security Description	Principal Amount	Value
Pierce County School District No. 3 Puyallup, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2035	$1,115,000	$1,135,701
Pierce County School District No. 320 Sumner, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,107,799
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,098,404
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,068,540
State of Washington, General Obligation, WA:
5.00%, 6/1/2030	1,240,000	1,350,847
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,218,651
Series A, 5.00%, 8/1/2027	110,000	112,991
Series A-1, 5.00%, 8/1/2033	2,155,000	2,413,467
Series A-3, 5.00%, 8/1/2044	2,000,000	2,142,864
Series C, 5.00%, 2/1/2049	2,000,000	2,136,106
Series D, 5.00%, 6/1/2040	2,415,000	2,700,130
Series D, 5.00%, 6/1/2049	1,000,000	1,064,131
Series E, 5.00%, 8/1/2048	2,000,000	2,149,142
Series F, 5.00%, 6/1/2039	3,225,000	3,476,008
Series F, 5.00%, 6/1/2044	1,000,000	1,059,311
Series R, 5.00%, 8/1/2031	1,500,000	1,665,957
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,147,261
Series R-2023A, 5.00%, 8/1/2036	1,500,000	1,679,128
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,236,450
Series R-2024C, 5.00%, 8/1/2038	1,120,000	1,252,024
Series R-2025B, 5.00%, 7/1/2030	2,000,000	2,182,140
Series R-2025C, 5.00%, 7/1/2028	2,300,000	2,413,729
Series R-2026A, 5.00%, 7/1/2035	1,000,000	1,156,507
University of Washington Revenue, WA Series A, 5.00%, 4/1/2037	2,000,000	2,279,109
Washington Health Care Facilities Authority Revenue, WA:
Series B, 4.00%, 8/15/2041	3,000,000	2,884,336
Series A, 5.00%, 10/1/2045	1,305,000	1,305,673
Series A, 5.25%, 9/1/2050	1,000,000	1,057,974
Series A, 5.50%, 9/1/2055	1,000,000	1,063,038
See accompanying notes to financial statements.
104

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Washington Higher Education Facilities Authority Revenue, WA 4.00%, 4/1/2043	$1,000,000	$990,621
Washington State Convention Center Public Facilities District Revenue, WA:
5.00%, 7/1/2043	1,000,000	1,011,635
5.00%, 7/1/2058	1,450,000	1,452,028
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,727,823	2,631,939
Series A, 5.25%, 7/1/2051	1,000,000	1,044,071
Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2055 (a) (c)	2,500,000	2,571,584
		90,631,539
WEST VIRGINIA — 0.2%
County of Ohio Special District Excise Tax Revenue, WV Series A, Assured Guaranty, Inc., 5.50%, 6/1/2054 (a)	500,000	534,714
State of West Virginia, General Obligation, WV:
Series A, 5.00%, 6/1/2031	1,000,000	1,066,399
Series B, 5.00%, 12/1/2030	1,000,000	1,043,181
West Virginia Hospital Finance Authority Revenue, WV:
Series A, 5.00%, 6/1/2052	1,205,000	1,212,625
Series A, 5.50%, 6/1/2050	2,000,000	2,136,051
West Virginia Parkways Authority Revenue, WV 4.00%, 6/1/2043	1,105,000	1,098,688
		7,091,658
WISCONSIN — 1.1%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2032	5,925,000	6,129,116
Public Finance Authority Revenue, WI Series A, 5.00%, 6/15/2038 (c)	1,775,000	1,775,351
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,290,000	1,300,122
Series A, 4.00%, 5/1/2040	1,850,000	1,859,896
5.00%, 11/1/2028	205,000	209,334
Series 1, 5.00%, 5/1/2032	1,110,000	1,246,348
Series B, 5.00%, 5/1/2028	1,000,000	1,047,448
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 4.25%, 4/1/2052	1,000,000	929,688
Wisconsin Center District Revenue, WI Series D, Assured Guaranty, Inc., Zero Coupon, 12/15/2040 (a)	1,025,000	555,073
Security Description	Principal Amount	Value
Wisconsin Department of Transportation Revenue, WI Series 2, 5.00%, 7/1/2032	$1,650,000	$1,853,148
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,495,329
4.00%, 8/15/2041	1,000,000	957,164
4.00%, 8/15/2047	2,000,000	1,810,610
Series A, 4.00%, 8/15/2035	1,440,000	1,445,759
Series A, 5.00%, 8/15/2035	1,000,000	1,120,777
Series A, 5.00%, 12/1/2043	1,930,000	2,096,313
Series A, 5.25%, 8/15/2044	2,000,000	2,177,255
Series A, 5.50%, 12/1/2052	1,000,000	1,066,273
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, WI Series A, 4.85%, 9/1/2043	3,000,000	3,110,085
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series B, VRN, 3.10%, 11/1/2056 (b)	1,500,000	1,501,850
		34,686,939
WYOMING — 0.1%
County of Campbell Revenue, WY Series A, 3.63%, 7/15/2039	2,000,000	1,870,513
Wyoming Community Development Authority Revenue, WY Series 1, 4.70%, 12/1/2046	1,500,000	1,501,595
		3,372,108
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,048,089,757)		3,110,027,877
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% *
California Municipal Finance Authority Series 2026-1, Class A2, 4.05%, 7/20/2041 (Cost $1,457,020)	1,516,119	1,418,622

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f) (Cost $4,286,830)	4,286,830	4,286,830
TOTAL INVESTMENTS — 99.3% (Cost $3,053,833,607)		3,115,733,329
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		20,424,309
NET ASSETS — 100.0%		$3,136,157,638

See accompanying notes to financial statements.
105

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(a)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.9%
Assured Guaranty, Inc.	3.5%
Build America Mutual Assurance Corp.	1.4%
American Municipal Bond Assurance Corp.	0.1%
National Public Finance Guarantee Corp.	0.1%

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,110,027,877	$—	$3,110,027,877
Commercial Mortgage Backed Securities	—	1,418,622	—	1,418,622
Short-Term Investment	4,286,830	—	—	4,286,830
TOTAL INVESTMENTS	$4,286,830	$3,111,446,499	$—	$3,115,733,329
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,630,333	$76,630,333	$775,241,865	$847,585,368	$—	$—	4,286,830	$4,286,830	$1,525,179
See accompanying notes to financial statements.
106

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 4.1%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series B, 5.00%, 9/1/2029	$10,000,000	$10,732,874
Alabama Highway Authority Revenue, AL Assured Guaranty, Inc., 5.00%, 9/1/2030 (a)	1,400,000	1,530,586
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2028	2,145,000	2,264,449
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series A, 5.00%, 6/1/2030	2,085,000	2,247,013
Auburn University Revenue, AL:
5.00%, 6/1/2030	1,445,000	1,571,923
Series B, 5.00%, 6/1/2028	2,450,000	2,565,283
Series B, 5.00%, 6/1/2029	2,000,000	2,135,334
Series B, 5.00%, 6/1/2030	2,000,000	2,175,672
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	3,000,000	3,029,601
Series B-1, VRN, 4.00%, 4/1/2053 (b)	2,000,000	2,020,322
Series D1, VRN, 4.00%, 7/1/2052 (b)	1,000,000	1,009,021
Series A, 5.00%, 12/1/2030	3,305,000	3,476,369
Series B, 5.00%, 12/1/2030	850,000	900,112
Series C, 5.00%, 6/1/2030	1,000,000	1,048,272
Series E, 5.00%, 7/1/2028	850,000	876,874
Series E, 5.00%, 7/1/2029	1,250,000	1,301,385
Series E, 5.00%, 5/1/2030	2,100,000	2,199,608
Series E, 5.00%, 7/1/2030	2,575,000	2,693,663
Series E, 5.00%, 7/1/2031	2,000,000	2,095,099
Series F, 5.00%, 12/1/2029	1,580,000	1,652,421
Series F, 5.00%, 12/1/2030	2,000,000	2,108,704
Series J, 5.00%, 11/1/2030	1,000,000	1,052,376
Series A, VRN, 5.25%, 1/1/2054 (b)	3,080,000	3,269,355
Series B, VRN, 5.25%, 12/1/2053 (b)	3,790,000	4,072,071
Series C-1, VRN, 5.25%, 2/1/2053 (b)	7,715,000	8,107,879
Series D-1, VRN, 5.50%, 6/1/2049 (b)	5,510,000	5,783,462
Series F, VRN, 5.50%, 11/1/2053 (b)	1,855,000	1,941,055
Energy Southeast A Cooperative District Revenue, AL:
Series B, 5.00%, 9/1/2028	1,800,000	1,843,009
Series A-1, VRN, 5.50%, 11/1/2053 (b)	4,000,000	4,309,423
Security Description	Principal Amount	Value
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (b)	$1,980,000	$2,109,673
Industrial Development Board of the City of Mobile Alabama Revenue, AL VRN, 2.75%, 7/15/2034 (b)	4,000,000	3,978,740
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (b)	3,655,000	3,712,839
Series B-1, VRN, 5.00%, 5/1/2053 (b)	4,000,000	4,137,604
Series D, 5.00%, 9/1/2029	680,000	713,810
Series E, 5.00%, 10/1/2030	30,000,000	32,043,825
Series A, VRN, 5.25%, 1/1/2054 (b)	6,000,000	6,296,637
Series F, 5.25%, 11/1/2029	4,370,000	4,598,782
Series A-1, VRN, 5.50%, 1/1/2053 (b)	2,625,000	2,795,379
UAB Medicine Finance Authority Revenue, AL Series B, 5.00%, 9/1/2028	1,500,000	1,505,689
		141,906,193
ALASKA — 0.3%
Alaska Housing Finance Corp. Revenue, AK:
Series A, 5.00%, 6/1/2027	1,500,000	1,533,502
Series A, 5.00%, 6/1/2030	1,185,000	1,209,490
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,588,429
Series A, 5.00%, 6/30/2028	2,885,000	3,025,804
Series A, 5.00%, 6/30/2029	1,690,000	1,807,567
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,308,543
		10,473,335
ARIZONA — 1.8%
Arizona Board of Regents Revenue, AZ:
Series A, 5.00%, 6/1/2030	1,250,000	1,358,823
Series A, 5.00%, 7/1/2030	1,000,000	1,091,070
Series B, 5.00%, 7/1/2028	3,750,000	3,936,179
Arizona Department of Transportation State Highway Fund Revenue, AZ:
5.00%, 7/1/2028	4,200,000	4,410,202
5.00%, 7/1/2030	5,000,000	5,457,338
Arizona Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 11/1/2027	510,000	510,275
Series A, 5.00%, 11/1/2031	1,500,000	1,630,157
See accompanying notes to financial statements.
107

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	$2,850,000	$3,056,964
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2028	1,250,000	1,313,837
5.00%, 7/1/2030	2,030,000	2,214,872
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2028	2,000,000	2,098,535
Maricopa County Industrial Development Authority Revenue, AZ:
Series A, 5.00%, 1/1/2030	5,000,000	5,345,694
Series A, 5.00%, 1/1/2031	5,000,000	5,423,997
Series D, 5.00%, 12/1/2030	3,250,000	3,535,528
Maricopa County Pollution Control Corp. Revenue, AZ Series A, VRN, 3.88%, 1/1/2038 (b)	1,335,000	1,363,837
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,845,483
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	1,200,000	1,259,121
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2029	3,275,000	3,476,485
Series B, 5.00%, 1/1/2029	4,000,000	4,246,088
Series B, 5.00%, 1/1/2030	2,340,000	2,532,755
Salt Verde Financial Corp. Revenue, AZ:
5.25%, 12/1/2027	2,000,000	2,055,871
5.50%, 12/1/2029	1,475,000	1,568,085
		61,731,196
ARKANSAS — 0.0% *
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,308,578
CALIFORNIA — 16.0%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,671,902
Series A, 5.00%, 12/1/2028	3,000,000	3,199,338
Bay Area Toll Authority Revenue, CA:
Series F-1, 5.00%, 4/1/2027	9,000,000	9,183,500
Series F-1, 5.00%, 4/1/2030	4,365,000	4,787,886
Security Description	Principal Amount	Value
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (b)	$6,000,000	$6,086,732
Series A-1, VRN, 4.00%, 5/1/2053 (b)	11,550,000	11,689,311
Series A-1, VRN, 5.00%, 12/1/2053 (b)	3,845,000	4,023,516
Series B-1, 5.00%, 7/1/2053 (b)	6,500,000	6,788,231
Series C, 5.00%, 10/1/2028	1,000,000	1,030,923
Series D, 5.00%, 7/1/2030	1,355,000	1,398,630
Series D, 5.00%, 2/1/2031	9,000,000	9,564,440
Series E, 5.00%, 7/1/2030	500,000	532,793
Series E, 5.00%, 7/1/2031	500,000	537,623
Series E-1, 5.00%, 2/1/2054 (b)	7,000,000	7,425,808
Series G, VRN, 5.25%, 11/1/2054 (b)	9,500,000	10,045,100
Series D, 5.50%, 5/1/2054 (b)	4,000,000	4,179,453
Series F, VRN, 5.50%, 10/1/2054 (b)	3,590,000	3,918,400
California Health Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	1,500,000	1,569,380
Series B-1, VRN, 5.00%, 8/15/2047 (b)	2,000,000	2,202,912
Series B-1, VRN, 5.00%, 11/15/2061 (b)	2,430,000	2,568,464
Series C, VRN, 5.00%, 10/1/2050 (b)	6,000,000	6,449,660
California Housing Finance Agency Revenue, CA:
Housing and Urban Development, 2.60%, 10/1/2047 (b)	1,000,000	987,815
Series S, VRN, 2.88%, 7/1/2031 (b)	1,000,000	1,000,667
Series P, VRN, 3.25%, 6/1/2055 (b)	1,250,000	1,254,126
California Infrastructure & Economic Development Bank Revenue, CA:
Series A, VRN, 1.20%, 12/1/2050 (b)	2,000,000	1,911,168
Series A, 3.25%, 8/1/2029	4,165,000	4,194,569
5.00%, 10/1/2028	3,595,000	3,818,325
California Municipal Finance Authority Revenue, CA:
VRN, 2.50%, 3/1/2046 (b)	1,000,000	987,083
Series A, VRN, 3.00%, 6/1/2045 (b)	4,500,000	4,512,736
Series A-1, 3.15%, 8/1/2059 (b)	1,000,000	1,004,049
See accompanying notes to financial statements.
108

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A-1, VRN, 5.00%, 6/1/2056 (b)	$1,000,000	$1,046,571
California State Public Works Board Revenue, CA:
Series A, 5.00%, 9/1/2030	4,150,000	4,549,644
Series C, 5.00%, 9/1/2028	7,350,000	7,749,831
Series C, 5.00%, 11/1/2028	2,500,000	2,645,287
California State University Revenue, CA:
Series A, 5.00%, 11/1/2029	4,680,000	5,078,449
Series A, 5.00%, 11/1/2030	5,000,000	5,540,306
California Statewide Communities Development Authority Revenue, CA:
Series 2004-J, VRN, 5.00%, 4/1/2036 (b)	3,550,000	3,808,418
Series 2004-M, VRN, 5.00%, 4/1/2038 (b)	2,800,000	3,003,823
Series A, 5.00%, 3/1/2028	1,105,000	1,106,198
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2027	1,010,000	1,030,212
City of Long Beach Harbor Revenue, CA Series A, 5.00%, 5/15/2029	1,125,000	1,212,994
City of Los Angeles Department of Airports Revenue, CA:
Series C, 5.00%, 5/15/2029	2,000,000	2,145,620
Series D, 5.00%, 5/15/2029	4,500,000	4,827,645
Series D, 5.00%, 5/15/2030	1,500,000	1,642,599
City of Los Angeles Solid Waste Resources Revenue, CA Series A, 5.00%, 2/1/2028	1,780,000	1,857,814
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	7,440,000	8,080,914
Series A, 5.00%, 11/1/2030	6,665,000	7,391,032
Series C, 5.00%, 11/1/2028	1,000,000	1,062,286
Desert Sands Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,185,000	4,429,206
East Bay Municipal Utility District Water System Revenue, CA Series A, 5.00%, 6/1/2030	4,010,000	4,423,542
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	11,000,000	10,996,703
East Side Union High School District, General Obligation, CA Series A, Assured Guaranty, Inc., 5.00%, 8/1/2028 (a)	3,880,000	4,098,261
Security Description	Principal Amount	Value
Los Angeles Community College District, General Obligation, CA:
Series A-1, 5.00%, 8/1/2027	$10,000,000	$10,306,791
Series D, 5.00%, 8/1/2028	8,250,000	8,731,584
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2029	1,710,000	1,840,193
Series A, 5.00%, 6/1/2030	5,000,000	5,493,945
Series A, 5.00%, 6/1/2031	5,000,000	5,597,556
Los Angeles County Public Works Financing Authority Revenue, CA Series H, 5.00%, 12/1/2029	1,200,000	1,304,523
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	3,720,000	3,811,370
Series A, 5.00%, 7/1/2028	10,000,000	10,452,764
Series C, 5.00%, 7/1/2027	1,080,000	1,106,527
Series C, 5.00%, 7/1/2030	5,000,000	5,359,369
Series D, 5.00%, 7/1/2030	1,600,000	1,722,361
Series E, 5.00%, 7/1/2027	1,875,000	1,921,053
Series E, 5.00%, 7/1/2028	1,500,000	1,567,915
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2027	1,500,000	1,535,943
Series B, 5.00%, 7/1/2028	2,800,000	2,926,774
Series B, 5.00%, 7/1/2029	1,050,000	1,113,430
Series C, 5.00%, 7/1/2027	1,025,000	1,049,561
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,372,947
Series A, 5.00%, 7/1/2029	2,500,000	2,691,314
Series C, 5.00%, 7/1/2027	3,075,000	3,158,844
Series QRR, 5.00%, 7/1/2027	4,000,000	4,109,065
Series QRR, 5.00%, 7/1/2030	2,490,000	2,736,650
Series QRR, 5.00%, 7/1/2031	4,550,000	5,092,226
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2027	6,735,000	6,781,496
Series B, 3.00%, 7/1/2029	1,030,000	1,047,082
Series B-2, 5.00%, 7/1/2037 (b)	2,000,000	2,098,375
M-S-R Energy Authority Revenue, CA Series B, 6.13%, 11/1/2029	1,650,000	1,734,155
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2027	1,550,000	1,582,679
Series A, 5.00%, 5/1/2029	1,625,000	1,737,131
Northern California Energy Authority Revenue, CA VRN, 5.00%, 12/1/2054 (b)	5,830,000	6,174,084
See accompanying notes to financial statements.
109

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2027	$1,500,000	$1,559,032
Northern California Transmission Agency Revenue, CA Series A, 5.00%, 5/1/2030	2,000,000	2,184,524
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2029	2,500,000	2,680,680
Oxnard School District, General Obligation, CA Zero Coupon, 2/1/2031	1,140,000	988,108
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2029	2,000,000	2,159,916
5.00%, 8/1/2030	2,425,000	2,676,257
Rancho Cucamonga Redevelopment Successor Agency, Special Obligation, CA 5.00%, 9/1/2029	2,250,000	2,434,155
Sacramento Municipal Utility District Revenue, CA Series O, 5.00%, 9/15/2029	2,000,000	2,166,924
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	8,794,030
San Diego Unified School District, General Obligation, CA:
Series G 2, 5.00%, 7/1/2028	8,000,000	8,429,443
Series R-8B, 5.00%, 7/1/2029	4,500,000	4,846,941
San Francisco City & County Airport Commission-San Francisco International Airport Revenue, CA Series B, 5.00%, 5/1/2029	4,535,000	4,863,902
San Juan Unified School District, General Obligation, CA:
5.00%, 8/1/2028	2,000,000	2,112,086
5.00%, 8/1/2030	2,250,000	2,483,125
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,287,259
Southern California Public Power Authority Revenue, CA:
Series A, 5.00%, 7/1/2029	5,000,000	5,302,049
Series A, 5.00%, 11/1/2030	1,200,000	1,262,359
Series A, VRN, 5.00%, 4/1/2055 (b)	5,000,000	5,248,283
State of California Department of Water Resources Revenue, CA:
Series BG, 5.00%, 12/1/2028	2,500,000	2,665,627
Series BG, 5.00%, 12/1/2029	5,000,000	5,447,544
Security Description	Principal Amount	Value
State of California, General Obligation, CA:
3.88%, 8/1/2026	$5,000,000	$5,004,598
4.00%, 3/1/2027	8,995,000	9,095,158
5.00%, 10/1/2027	23,090,000	23,878,620
5.00%, 11/1/2027	3,500,000	3,627,365
5.00%, 9/1/2028	31,000,000	32,760,515
5.00%, 3/1/2029	17,000,000	18,138,128
5.00%, 8/1/2029	5,000,000	5,379,984
5.00%, 3/1/2030	1,750,000	1,902,792
5.00%, 8/1/2030	2,605,000	2,658,998
5.00%, 10/1/2030	3,000,000	3,164,626
5.00%, 4/1/2031	5,150,000	5,593,493
Series A, 5.00%, 11/1/2027	5,645,000	5,850,422
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	6,405,000	7,004,999
University of California Revenue, CA:
Series BX, 5.00%, 5/15/2027	13,755,000	14,068,086
Series BZ, 5.00%, 5/15/2029	5,000,000	5,352,535
Series BZ, 5.00%, 5/15/2030	5,000,000	5,454,041
Series CB, 5.00%, 5/15/2029	2,000,000	2,141,014
Series CD, 5.00%, 5/15/2030	5,000,000	5,454,041
Series CH, 5.00%, 5/15/2031	2,700,000	2,995,348
Whittier Union High School District, General Obligation, CA:
Zero Coupon, 8/1/2029	1,380,000	1,263,415
Zero Coupon, 8/1/2030	2,860,000	2,528,317
		554,318,341
COLORADO — 1.4%
Adams & Weld Counties School District No. 27J Brighton, General Obligation, CO Series B, State Aid Withholding, 5.50%, 12/1/2030	2,000,000	2,241,778
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2030	1,335,000	1,469,078
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	2,020,000	2,187,270
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2028	1,325,000	1,400,275
Series C, 5.00%, 11/15/2029	1,655,000	1,782,931
City of Colorado Springs Revenue, CO VRN, 3.15%, 12/1/2045 (b)	1,500,000	1,502,341
See accompanying notes to financial statements.
110

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	$2,500,000	$2,588,107
Series B, 5.00%, 11/15/2028	2,000,000	2,118,369
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2029	3,675,000	3,974,973
Colorado Health Facilities Authority Revenue, CO:
Series A, 5.00%, 9/1/2029	2,000,000	2,118,467
Series A, 5.00%, 12/1/2029	1,550,000	1,648,140
Series A, VRN, 5.00%, 11/15/2059 (b)	1,655,000	1,767,348
Series A, VRN, 5.00%, 11/15/2060 (b)	1,750,000	1,887,362
E-470 Public Highway Authority Revenue, CO Series A, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2028 (a)	1,500,000	1,414,547
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,655,980
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,041,749
Series A, 4.00%, 6/1/2028	3,500,000	3,598,914
Series A, 5.00%, 10/1/2028	5,000,000	5,275,559
Series B, 5.00%, 6/1/2029	3,000,000	3,206,492
		47,879,680
CONNECTICUT — 2.5%
Connecticut Housing Finance Authority Revenue, CT:
Series B-2, VRN, 2.75%, 11/15/2065 (b)	1,695,000	1,680,594
Series D-2, VRN, 3.10%, 11/15/2064 (b)	1,200,000	1,200,690
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A, 5.00%, 7/1/2031	1,665,000	1,815,726
Series B, VRN, 5.00%, 7/1/2049 (b)	2,000,000	2,122,219
Series B-1, VRN, 5.00%, 7/1/2064 (b)	8,335,000	9,063,310
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 3/1/2030	3,180,000	3,451,247
State of Connecticut Special Tax Revenue, CT:
Series A, ETM, 5.00%, 7/1/2027	2,500,000	2,562,111
Series A, 5.00%, 7/1/2028	10,000,000	10,518,522
Series A, 5.00%, 7/1/2030	2,000,000	2,179,438
Series B, 5.00%, 7/1/2027	3,500,000	3,592,237
Security Description	Principal Amount	Value
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	$3,840,000	$3,942,272
Series A, 5.00%, 3/15/2030	1,000,000	1,083,878
Series A, 5.00%, 9/15/2030	7,500,000	8,201,131
Series A, 5.00%, 1/15/2031	1,355,000	1,460,573
Series A, 5.00%, 9/15/2031	7,410,000	8,224,475
Series B, 5.00%, 8/1/2028	1,500,000	1,576,446
Series D, 5.00%, 7/15/2027	11,000,000	11,295,129
Series E, 5.00%, 11/15/2027	3,925,000	4,065,434
Series F, 5.00%, 11/15/2029	2,500,000	2,694,592
University of Connecticut Revenue, CT:
Series A, 5.00%, 8/15/2028	3,300,000	3,469,838
Series A, 5.00%, 2/15/2031	3,000,000	3,297,996
		87,497,858
DELAWARE — 0.4%
Delaware State Economic Development Authority Revenue, DE Series A, 3.60%, 1/1/2031	1,000,000	1,034,385
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,178,463
State of Delaware, General Obligation, DE:
5.00%, 5/1/2029	2,000,000	2,137,497
Series A, 5.00%, 5/1/2028	2,000,000	2,094,529
Series A, 5.00%, 5/1/2029	2,000,000	2,137,496
Series A, 5.00%, 5/1/2030	3,000,000	3,269,667
University of Delaware Revenue, DE Series A, 5.00%, 11/1/2030	2,500,000	2,743,219
		14,595,256
DISTRICT OF COLUMBIA — 0.9%
District of Columbia Housing Finance Agency Revenue, DC Series A-2, VRN, 3.13%, 9/1/2047 (b)	1,055,000	1,050,005
District of Columbia Income Tax Revenue, DC Series B, 5.00%, 10/1/2029	6,980,000	7,508,103
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2030	3,000,000	3,280,512
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,388,594
Series B, 5.00%, 6/1/2028	6,000,000	6,293,153
Series E, 5.00%, 2/1/2028	2,235,000	2,325,701
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2027	4,500,000	4,616,989
See accompanying notes to financial statements.
111

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2028	$2,255,000	$2,364,749
		29,827,806
FLORIDA — 3.3%
Alachua County Health Facilities Authority Revenue, FL Series B-1, 5.00%, 12/1/2030	1,865,000	1,981,745
Brevard County Health Facilities Authority Revenue, FL Series A, 5.00%, 7/1/2031	1,000,000	1,084,965
Central Florida Expressway Authority Revenue, FL:
Series B, 4.00%, 7/1/2030	1,795,000	1,795,830
Series A, 5.00%, 7/1/2029	2,400,000	2,566,241
Central Florida Tourism Oversight District, General Obligation, FL Series A, 5.00%, 6/1/2031	3,000,000	3,305,536
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,471,747
5.00%, 10/1/2029	1,600,000	1,712,837
5.00%, 10/1/2030	1,500,000	1,643,481
Series A, 5.00%, 10/1/2028	1,000,000	1,051,248
City of Palm Coast Utility Revenue, FL 5.00%, 10/1/2030	1,000,000	1,091,863
City of South Miami Health Facilities Authority, Inc. Revenue, FL Series B, VRN, 5.00%, 8/15/2065 (b)	1,975,000	2,131,909
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	3,000,000	3,225,133
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	1,095,000	1,154,559
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,556,223
County of Miami-Dade Aviation Revenue, FL Series B, 5.00%, 10/1/2030 (c)	1,700,000	1,849,861
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,423,598
Series B, 5.00%, 10/1/2028	2,000,000	2,106,535
Series B, 5.00%, 10/1/2030	2,000,000	2,177,013
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2029	2,000,000	2,137,937
Florida Development Finance Corp. Revenue, FL 5.00%, 11/15/2027	1,005,000	1,033,796
Florida Insurance Assistance Interlocal Agency, Inc. Revenue, FL Series A-1, 5.00%, 9/1/2027	1,500,000	1,506,296
Security Description	Principal Amount	Value
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2030	$2,850,000	$3,111,810
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (a)	5,000,000	5,357,773
Hillsborough County Housing Finance Authority Revenue, FL Housing and Urban Development, 2.90%, 11/1/2044 (b)	1,000,000	998,318
JEA Electric System Revenue, FL Series THREE, Assured Guaranty, Inc., 5.00%, 10/1/2028 (a)	2,215,000	2,335,477
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2028	1,130,000	1,190,700
Series A, 5.00%, 10/1/2029	1,000,000	1,074,074
Lee County Industrial Development Authority Revenue, FL Series A-1, 5.00%, 4/1/2030	3,000,000	3,226,698
Lee County School Board, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	1,000,000	1,086,079
Orange County Health Facilities Authority Revenue, FL Series A, 5.00%, 10/1/2030	1,000,000	1,085,580
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2030 (c)	3,000,000	3,271,770
Pasco County School Board Revenue, FL 5.00%, 10/1/2029	3,000,000	3,214,470
Sarasota County Public Hospital District Revenue, FL Series A, 5.00%, 7/1/2030	1,000,000	1,080,712
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,571,294
Series A, 5.00%, 7/1/2029	2,120,000	2,259,893
School Board of Miami-Dade County, Certificate Participation, FL:
Series A, COPs, 5.00%, 2/1/2030	1,500,000	1,612,167
Series A, COPs, 5.00%, 2/1/2031	1,500,000	1,636,392
School District of Broward County, Certificate Participation, FL:
Series A, COPs, 5.00%, 7/1/2028	1,250,000	1,250,000
See accompanying notes to financial statements.
112

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, COPs, 5.00%, 7/1/2030	$2,565,000	$2,774,043
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 5.00%, 7/1/2028	12,130,000	12,729,799
Series A, 5.00%, 7/1/2029	3,000,000	3,212,285
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2028	5,000,000	5,243,910
Series A, 5.00%, 6/1/2029	5,000,000	5,352,600
Series B, 5.00%, 6/1/2028	4,980,000	5,222,934
Tohopekaliga Water Authority Revenue, FL Series A, 5.00%, 10/1/2030	5,000,000	5,470,954
USF Financing Corp. Revenue, FL 5.00%, 7/1/2030	1,100,000	1,189,259
		115,567,344
GEORGIA — 3.7%
Athens Housing Authority Revenue, GA VRN, 3.23%, 6/1/2045 (b)	1,000,000	1,005,705
Bartow County Development Authority Revenue, GA Series 2013, VRN, 2.90%, 8/1/2043 (b)	4,500,000	4,493,498
Cherokee County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,314,668
Series B, State Aid Withholding, 5.00%, 2/1/2028	5,000,000	5,193,397
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	2,635,000	2,840,785
5.00%, 11/1/2030	1,500,000	1,643,868
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,085,847
County of Fulton Water & Sewerage Revenue, GA 5.00%, 1/1/2029	1,000,000	1,060,972
Development Authority of Burke County Revenue, GA VRN, 2.90%, 12/1/2049 (b)	5,725,000	5,716,728
Development Authority of Monroe County Revenue, GA Series 2ND, VRN, 2.80%, 10/1/2048 (b)	1,000,000	990,418
Security Description	Principal Amount	Value
Gainesville & Hall County Hospital Authority Revenue, GA 5.00%, 10/15/2030	$1,490,000	$1,612,814
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	2,035,000	2,173,176
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	2,630,000	2,711,016
Main Street Natural Gas, Inc. Revenue, GA:
Series A, VRN, 4.00%, 7/1/2052 (b)	7,000,000	7,089,756
Series A, VRN, 4.00%, 9/1/2052 (b)	4,105,000	4,182,502
Series C, VRN, 4.00%, 5/1/2052 (b)	1,075,000	1,091,838
Series C, 4.00%, 8/1/2052 (b) (d)	2,250,000	2,258,927
Series A, 5.00%, 5/15/2029	2,940,000	3,066,581
Series A, VRN, 5.00%, 6/1/2053 (b)	5,705,000	6,002,422
Series B, 5.00%, 12/1/2029	1,500,000	1,563,847
Series B, VRN, 5.00%, 12/1/2052 (b)	7,635,000	7,966,085
Series B, VRN, 5.00%, 7/1/2053 (b)	6,000,000	6,331,451
Series C, VRN, 5.00%, 9/1/2053 (b)	8,710,000	9,264,277
Series D, 5.00%, 12/1/2030	1,000,000	1,048,594
Series D, VRN, 5.00%, 4/1/2054 (b)	5,000,000	5,340,317
Series D, 5.00%, 5/1/2054 (b)	5,500,000	5,815,085
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	5,965,000	6,267,600
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2028	3,795,000	3,816,501
Series HH, 5.00%, 1/1/2029	1,115,000	1,153,968
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	5,000,000	5,086,109
Series C, 4.00%, 1/1/2029	7,565,000	7,840,397
Series A, 5.00%, 7/1/2031 (c)	5,000,000	5,563,328
		127,592,477
GUAM — 0.0% *
Territory of Guam Revenue, GU:
Series G, 5.00%, 1/1/2028	500,000	512,895
Series G, 5.00%, 1/1/2029	500,000	520,518
		1,033,413
See accompanying notes to financial statements.
113

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
HAWAII — 0.4%
City & County of Honolulu, General Obligation, HI:
Series E, 5.00%, 3/1/2028	$2,000,000	$2,086,533
Series E, 5.00%, 3/1/2029	2,500,000	2,660,631
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,909,281
State of Hawaii Department of Budget & Finance Revenue, HI Series A, 5.00%, 7/1/2030	2,290,000	2,476,631
State of Hawaii, General Obligation, HI:
Series FG, 5.00%, 10/1/2030	1,750,000	1,760,381
Series FT, 5.00%, 1/1/2030	1,045,000	1,082,506
Series FT, 5.00%, 1/1/2031	3,105,000	3,213,202
		15,189,165
IDAHO — 0.3%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 8/15/2028	1,650,000	1,737,372
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2029	8,930,000	9,560,265
		11,297,637
ILLINOIS — 3.9%
Board of Trustees of the University of Illinois Revenue, IL:
Series A, 5.00%, 4/1/2028	1,700,000	1,772,024
Series A, 5.00%, 4/1/2030	4,265,000	4,600,214
Chicago O'Hare International Airport Revenue, IL:
Series D, 5.00%, 1/1/2029	2,000,000	2,116,553
Series D, 5.25%, 1/1/2030	2,000,000	2,026,399
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,347,655
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2029	1,000,000	1,069,692
City of Chicago Waterworks Revenue, IL Series B, 5.00%, 11/1/2030 (c)	1,500,000	1,616,524
City of Chicago, General Obligation, IL Series A, 5.00%, 1/1/2029	1,000,000	1,027,806
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	1,000,000	1,071,879
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2029	1,000,000	1,074,117
Security Description	Principal Amount	Value
Illinois Finance Authority Revenue, IL:
Series C, 3.75%, 2/15/2034	$2,645,000	$2,661,671
Series A, 5.00%, 10/1/2028	2,280,000	2,395,925
Series A, 5.00%, 8/15/2029	1,160,000	1,237,504
Series A, 5.00%, 8/15/2030	1,720,000	1,855,958
Series A, 5.00%, 11/15/2030	1,650,000	1,757,092
Series A-1, VRN, 5.00%, 8/15/2054 (b)	1,000,000	1,080,364
Series B, 5.00%, 1/1/2030	3,000,000	3,236,463
Series B, 5.00%, 8/1/2031	3,000,000	3,276,160
Series C, 5.00%, 2/15/2028	1,335,000	1,353,559
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2030 (a)	3,500,000	3,765,439
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2029	1,670,000	1,767,239
Series A, 5.00%, 1/1/2031	4,575,000	4,825,715
Series C, 5.00%, 1/1/2031	3,485,000	3,750,045
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (a)	4,000,000	3,579,272
Series B, 5.00%, 12/15/2027	1,250,000	1,252,490
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2029	1,410,000	1,518,756
Sales Tax Securitization Corp. Revenue, IL Series A, 5.00%, 1/1/2028	3,250,000	3,360,380
State of Illinois Sales Tax Revenue, IL:
Series D, 4.00%, 6/15/2030	1,225,000	1,225,906
Series A, 5.00%, 6/15/2027	3,675,000	3,759,861
Series B, 5.00%, 6/15/2030	3,000,000	3,228,637
Series B, 5.00%, 6/15/2031	2,500,000	2,719,125
State of Illinois, General Obligation, IL:
5.00%, 2/1/2027	5,330,000	5,399,800
5.00%, 2/1/2028	5,000,000	5,070,631
5.00%, 2/1/2029	1,000,000	1,013,679
Series A, 5.00%, 10/1/2028	1,710,000	1,792,034
Series A, 5.00%, 3/1/2030	1,135,000	1,216,252
Series B, 5.00%, 9/1/2030	10,000,000	10,787,225
Series C, 5.00%, 5/1/2027	1,000,000	1,018,641
Series C, 5.00%, 11/1/2029	2,000,000	2,059,957
Series C, 5.00%, 4/1/2030	5,000,000	5,364,120
Series D, 5.00%, 11/1/2028	7,890,000	8,126,624
Series B, 5.25%, 9/1/2027	10,000,000	10,288,837
Series B, 5.25%, 9/1/2029	10,000,000	10,716,133
See accompanying notes to financial statements.
114

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Winnebago & Boone Counties School District No. 205 Rockford, General Obligation, IL Build America Mutual Assurance Corp., 5.00%, 2/1/2031 (a)	$1,305,000	$1,394,208
		135,578,565
INDIANA — 0.5%
Indiana Finance Authority Revenue, IN:
Series B, 2.50%, 11/1/2030	2,195,000	2,113,298
5.00%, 9/1/2029	1,100,000	1,103,806
Series A, 5.00%, 2/1/2029	2,515,000	2,671,514
Series A, 5.00%, 10/1/2030	1,000,000	1,094,852
Series B-2, VRN, 5.00%, 10/1/2060 (b)	3,015,000	3,235,247
Series D-1, VRN, 5.00%, 10/1/2064 (b)	2,910,000	3,093,066
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series E, 5.00%, 2/1/2030	1,825,000	1,964,119
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2029	1,100,000	1,170,469
State Intercept, 5.00%, 1/15/2030	1,000,000	1,072,962
		17,519,333
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2030	3,300,000	3,599,791
PEFA, Inc. Revenue, IA Series A, 5.00%, 4/1/2031	1,000,000	1,055,347
		4,655,138
KANSAS — 0.4%
City of Burlington Revenue, KS VRN, 3.38%, 3/1/2045 (b)	1,500,000	1,498,960
Kansas Development Finance Authority Revenue, KS:
Series F, VRN, 3.05%, 12/1/2043 (b)	1,000,000	1,004,088
Series A, 5.00%, 5/1/2030	1,000,000	1,084,286
Series B, VRN, 5.00%, 11/15/2054 (b)	1,800,000	1,891,972
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation, KS 5.00%, 9/1/2030	2,000,000	2,173,282
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2028	4,000,000	4,208,574
Security Description	Principal Amount	Value
University of Kansas Hospital Authority Revenue, KS Series B, VRN, 5.00%, 3/1/2055 (b)	$600,000	$639,265
		12,500,427
KENTUCKY — 1.4%
Kentucky Economic Development Finance Authority Revenue, KY Series B, 5.00%, 8/15/2028	1,445,000	1,478,895
Kentucky Housing Corp. Revenue, KY Housing and Urban Development, 3.15%, 5/1/2030 (b)	1,000,000	1,002,957
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (b)	7,000,000	7,102,833
Series C, VRN, 4.00%, 2/1/2050 (b)	5,000,000	5,060,822
Series A, 5.00%, 5/1/2055 (b)	5,395,000	5,664,793
Series A, VRN, 5.25%, 6/1/2055 (b)	10,500,000	11,124,891
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2029	2,375,000	2,529,550
Series A, 5.00%, 10/1/2029	2,520,000	2,709,030
Series A, 5.00%, 3/1/2030 (c)	1,130,000	1,218,639
Series B, 5.00%, 11/1/2028	1,670,000	1,766,115
Series B, 5.00%, 4/1/2029	4,715,000	5,021,823
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2028	2,045,000	2,145,711
		46,826,059
LOUISIANA — 1.2%
City of New Orleans, General Obligation, LA 5.00%, 12/1/2030	665,000	706,693
East Baton Rouge Sewerage Commission Revenue, LA Series A, 5.00%, 2/1/2031	1,610,000	1,765,895
Louisiana Public Facilities Authority Revenue, LA Series B, 5.00%, 5/15/2030	2,000,000	2,140,416
Parish of St. John the Baptist Revenue, LA:
Series 2017B-2, VRN, 2.38%, 6/1/2037 (b)	2,935,000	2,935,000
Series 2017D, VRN, 3.00%, 6/1/2037 (b)	5,810,000	5,821,378
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2029	2,655,000	2,825,670
See accompanying notes to financial statements.
115

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	$6,040,000	$6,220,062
5.00%, 9/1/2028	3,305,000	3,476,046
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 2/1/2028	2,000,000	2,080,403
Series A, 5.00%, 2/1/2029	2,000,000	2,120,854
Series A, 5.00%, 5/1/2030	4,000,000	4,338,513
Series B, 5.00%, 9/1/2031	2,000,000	2,214,817
Series B, 6.00%, 9/1/2030	4,000,000	4,516,662
		41,162,409
MAINE — 0.2%
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 9/1/2030	1,400,000	1,530,528
Maine Turnpike Authority Revenue, ME:
5.00%, 7/1/2028	2,500,000	2,623,119
5.00%, 7/1/2029	2,380,000	2,545,495
5.00%, 7/1/2030	365,000	397,762
		7,096,904
MARYLAND — 2.8%
County of Baltimore, General Obligation, MD:
5.00%, 2/1/2028	4,000,000	4,161,694
5.00%, 3/1/2030	1,000,000	1,085,773
County of Montgomery, General Obligation, MD Series A, 5.00%, 8/1/2028	11,775,000	12,393,027
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2027	7,790,000	8,007,206
Series A, 5.00%, 8/1/2030	9,695,000	10,608,403
Maryland Health & Higher Educational Facilities Authority Revenue, MD Series C, 5.00%, 8/15/2030	1,750,000	1,900,373
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,321,106
Maryland State Transportation Authority Revenue, MD Series A, 5.00%, 7/1/2029	4,460,000	4,772,796
State of Maryland Department of Transportation Revenue, MD Series B, 5.00%, 10/1/2030	11,395,000	12,508,571
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,500,377
Series C, 4.00%, 3/1/2029	9,245,000	9,604,171
Series 1ST, 5.00%, 3/15/2031	1,535,000	1,628,313
Series 2ND, 5.00%, 8/1/2030	1,220,000	1,279,358
Series A, 5.00%, 6/1/2028	1,110,000	1,163,721
Series A, 5.00%, 3/15/2029	8,370,000	8,925,619
Series A, 5.00%, 6/1/2031	3,000,000	3,333,376
Security Description	Principal Amount	Value
Series FIRST, 5.00%, 6/1/2031	$6,000,000	$6,666,752
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,000,000	1,045,172
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2028	2,975,000	3,119,784
		97,025,592
MASSACHUSETTS — 3.4%
City of Boston, General Obligation, MA:
Series A, 5.00%, 11/1/2027	5,000,000	5,171,505
Series A, 5.00%, 6/1/2031	7,000,000	7,828,654
Commonwealth of Massachusetts Transportation Fund Revenue, MA Series A, 5.00%, 6/1/2029	1,250,000	1,337,822
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 5/1/2028	2,000,000	2,093,425
Series A, 5.00%, 3/1/2029	3,000,000	3,197,639
Series A, 5.00%, 7/1/2030	1,000,000	1,093,100
Series B, 5.00%, 5/1/2027	1,595,000	1,629,014
Series B, 5.00%, 10/1/2027	7,835,000	8,088,823
Series B, 5.00%, 5/1/2028	2,450,000	2,564,446
Series B, 5.00%, 5/1/2029	1,450,000	1,550,672
Series B, 5.00%, 6/1/2030	2,000,000	2,182,763
Series D, 5.00%, 11/1/2028	5,000,000	5,292,912
Series G, 5.00%, 12/1/2029	5,000,000	5,410,004
Series G, 5.00%, 12/1/2030	1,500,000	1,651,606
Series A, American Municipal Bond Assurance Corp., 5.50%, 8/1/2030 (a)	3,000,000	3,290,242
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Series A, Zero Coupon, 7/1/2030	1,400,000	1,241,002
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2028	2,750,000	2,864,047
5.00%, 2/1/2029	7,295,000	7,769,734
5.00%, 2/1/2030	2,750,000	2,989,030
Series 26A, 5.00%, 2/1/2029	2,500,000	2,662,692
Series 26A, 5.00%, 2/1/2030	1,595,000	1,733,637
Series 27, 5.00%, 2/1/2030	3,000,000	3,260,760
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	1,670,000	1,726,184
Series FF, 5.00%, 10/1/2027	2,145,000	2,213,952
Series FF, 5.00%, 10/1/2028	1,000,000	1,055,112
Series H, 5.00%, 7/1/2030	4,860,000	5,282,933
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2030 (a)	3,165,000	3,427,927
See accompanying notes to financial statements.
116

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Massachusetts Housing Finance Agency Revenue, MA:
Series A-2, 3.05%, 6/1/2031	$3,450,000	$3,455,452
Series C-3, 3.15%, 6/1/2030	2,835,000	2,840,603
Series A-3, 3.75%, 6/1/2029	2,500,000	2,538,630
Massachusetts School Building Authority Revenue, MA Series B, 5.00%, 2/15/2030	1,500,000	1,627,814
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,508,963
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series A, 5.00%, 1/1/2030	1,000,000	1,059,473
Massachusetts Water Resources Authority Revenue, MA:
Series C, 5.00%, 8/1/2027	5,500,000	5,653,713
Series C, 5.00%, 8/1/2030	3,000,000	3,287,524
Series D, 5.00%, 8/1/2031	2,000,000	2,229,233
University of Massachusetts Building Authority Revenue, MA Series 2, 5.00%, 11/1/2030	4,000,000	4,387,430
		117,198,472
MICHIGAN — 1.3%
Birmingham City School District, General Obligation, MI 5.00%, 5/1/2028	1,250,000	1,305,018
Forest Hills Public Schools, General Obligation, MI Series I, 5.00%, 5/1/2028	1,575,000	1,645,189
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series A, 5.00%, 7/1/2030	3,000,000	3,264,635
Great Lakes Water Authority Water Supply System Revenue, MI:
Series D, VRN, 3.45%, 7/1/2056 (b)	1,000,000	1,012,331
Series A, 5.00%, 7/1/2030	1,500,000	1,632,318
Michigan Finance Authority Revenue, MI:
Series D-1, VRN, 1.20%, 10/15/2030 (b)	2,315,000	2,219,924
5.00%, 11/15/2028	4,800,000	4,837,263
Series A, 5.00%, 10/1/2028	7,195,000	7,592,825
Series A, 5.00%, 6/1/2029	1,000,000	1,058,705
Michigan State Building Authority Revenue, MI:
Series II, 5.00%, 10/15/2027	3,500,000	3,615,940
Series II, 5.00%, 10/15/2028	2,800,000	2,956,546
Michigan State Hospital Finance Authority Revenue, MI:
Series C, 5.00%, 11/15/2029	1,365,000	1,449,934
Security Description	Principal Amount	Value
Series C, 5.00%, 12/1/2030	$1,340,000	$1,380,605
Michigan State Housing Development Authority Revenue, MI Series A-1, 3.30%, 10/1/2030	4,285,000	4,268,393
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2028	2,400,000	2,497,991
State of Michigan Trunk Line Revenue, MI 5.00%, 11/15/2028	3,500,000	3,703,655
State of Michigan, General Obligation, MI 4.00%, 5/1/2029	1,000,000	1,000,983
Wayne County Airport Authority Revenue, MI Series E, 5.00%, 12/1/2030	1,000,000	1,093,589
		46,535,844
MINNESOTA — 1.4%
City of Minneapolis Revenue, MN Series B, VRN, 5.00%, 11/15/2053 (b)	4,250,000	4,567,424
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue, MN 5.00%, 8/15/2030	1,040,000	1,129,787
City of St. Cloud Revenue, MN 5.00%, 5/1/2030	1,250,000	1,348,633
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	3,000,000	3,190,572
Metropolitan Council, General Obligation, MN Series C, 5.00%, 12/1/2028	1,000,000	1,058,220
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2031	1,000,000	1,011,692
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	6,830,000	7,096,237
Southern Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2030	2,100,000	2,256,129
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,364,990
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2029	10,000,000	10,737,765
See accompanying notes to financial statements.
117

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Stillwater Independent School District No. 834, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	$8,745,000	$9,280,196
		47,041,645
MISSISSIPPI — 0.1%
Mississippi Development Bank Revenue, MS:
Series A, 5.00%, 1/1/2029	1,000,000	1,056,982
Series A, 5.00%, 1/1/2031	2,410,000	2,634,550
		3,691,532
MISSOURI — 0.7%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,113,847
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 5.00%, 4/1/2030	2,000,000	2,156,305
Series A, 5.00%, 5/15/2030 (c)	1,000,000	1,079,601
Series A, 5.00%, 6/1/2030	2,900,000	3,108,667
Series B, 5.00%, 11/15/2030	1,000,000	1,080,293
Series C, VRN, 5.00%, 5/1/2052 (b)	2,000,000	2,077,363
Jackson County Reorganized School District No. 7, General Obligation, MO 6.00%, 3/1/2028	1,000,000	1,056,342
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 4.00%, 3/1/2028	6,635,000	6,798,046
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2030	3,000,000	3,266,113
		22,736,577
MONTANA — 0.1%
City of Forsyth Revenue, MT 3.88%, 7/1/2028	3,000,000	3,045,911
Montana Facility Finance Authority Revenue, MT Series B, VRN, 5.00%, 2/15/2065 (b)	1,000,000	1,063,794
		4,109,705
NEBRASKA — 0.6%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (b)	5,065,000	5,304,115
Series A, 5.00%, 5/1/2054 (b)	5,700,000	5,977,534
Security Description	Principal Amount	Value
City of Lincoln Electric System Revenue, NE 5.00%, 9/1/2030	$1,000,000	$1,092,779
Nebraska Public Power District Revenue, NE:
Series B, 5.00%, 1/1/2030	1,200,000	1,289,923
Series B, 5.00%, 1/1/2031	1,750,000	1,911,351
Omaha Public Power District Revenue, NE:
Series A, 5.00%, 2/1/2030	1,000,000	1,081,096
Series A, 5.00%, 2/1/2031	1,000,000	1,099,409
Series B, 5.00%, 2/1/2027	3,000,000	3,041,546
		20,797,753
NEVADA — 0.9%
Clark County School District, General Obligation, NV:
Series A, 5.00%, 6/15/2030	1,000,000	1,082,689
Series B, 5.00%, 6/15/2030	10,000,000	10,826,893
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2028	5,000,000	5,241,240
Series A, 5.00%, 7/1/2029	5,015,000	5,359,678
County of Clark Revenue, NV 5.00%, 7/1/2028	5,000,000	5,244,338
State of Nevada, General Obligation, NV Series A, 5.00%, 5/1/2030	3,000,000	3,263,137
		31,017,975
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C, 3.30%, 6/1/2038 (b)	5,000,000	5,011,096
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (a)	2,370,000	2,430,084
		7,441,180
NEW JERSEY — 3.0%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	3,500,000	3,511,245
Middlesex County Improvement Authority Revenue, NJ Series D, 5.00%, 9/15/2030	2,000,000	2,186,218
Montclair State University, Inc. Revenue, NJ Series A, 5.00%, 7/1/2030	2,000,000	2,163,941
New Jersey Economic Development Authority Revenue, NJ:
Series A, 3.38%, 7/1/2030	500,000	499,977
Series A, Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	2,005,000	2,044,586
Series A, 5.00%, 11/1/2029	5,595,000	6,000,072
See accompanying notes to financial statements.
118

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series RRR, 5.00%, 3/1/2028	$5,340,000	$5,562,031
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 5/15/2027	1,805,000	1,843,560
Series A, 5.00%, 5/15/2028	1,550,000	1,620,994
Series B, 5.00%, 7/1/2030	1,435,000	1,435,512
Series C, 5.00%, 3/1/2029	4,500,000	4,792,735
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
5.00%, 7/1/2030	1,250,000	1,327,836
Series A, 5.00%, 7/1/2028	2,300,000	2,335,240
Series A, 5.00%, 7/1/2029	1,715,000	1,715,000
Series A, 5.00%, 7/1/2030	6,150,000	6,569,310
New Jersey Housing & Mortgage Finance Agency Revenue, NJ Series B, 3.05%, 11/1/2029	3,625,000	3,630,441
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series 2014-BB-2, 5.00%, 6/15/2030	1,255,000	1,360,206
Series A, 5.00%, 12/15/2027	12,250,000	12,696,633
Series A, 5.00%, 6/15/2029	3,660,000	3,665,469
Series A, 5.00%, 6/15/2030	4,000,000	4,005,794
Series A-1, 5.00%, 6/15/2027	3,170,000	3,188,218
Series A-1, 5.00%, 6/15/2028	1,110,000	1,116,388
Series AA, 5.00%, 6/15/2030	6,000,000	6,505,506
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2030	1,685,000	1,816,057
Series B, 5.00%, 1/1/2028	2,070,000	2,149,610
Series B, 5.00%, 1/1/2029	5,000,000	5,297,367
Series B, 5.00%, 1/1/2030	3,755,000	4,047,059
State of New Jersey, General Obligation, NJ:
2.00%, 6/1/2029	5,000,000	4,812,745
Series A, 4.00%, 6/1/2030	2,185,000	2,289,875
Series A, 5.00%, 6/1/2029	3,235,000	3,457,196
Tobacco Settlement Financing Corp. Revenue, NJ Series A, 5.00%, 6/1/2030	1,000,000	1,038,062
		104,684,883
NEW MEXICO — 0.9%
Albuquerque Municipal School District No. 12, General Obligation, NM Series B, State Aid Withholding, 5.00%, 8/1/2030	1,750,000	1,904,309
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	3,400,000	3,202,766
Series D, VRN, 3.90%, 6/1/2040 (b)	1,500,000	1,524,397
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2027	5,000,000	5,119,579
Series A, 5.00%, 6/15/2031	2,350,000	2,601,378
Security Description	Principal Amount	Value
New Mexico Municipal Energy Acquisition Authority Revenue, NM VRN, 5.00%, 6/1/2054 (b)	$7,000,000	$7,443,736
State of New Mexico Severance Tax Permanent Fund Revenue, NM Series B, 5.00%, 7/1/2029	5,000,000	5,349,622
State of New Mexico, General Obligation, NM 5.50%, 3/1/2028	4,000,000	4,201,460
		31,347,247
NEW YORK — 11.7%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,441,834
Series B, 5.00%, 11/1/2028	4,000,000	4,249,331
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,521,513
Series A, 5.00%, 8/1/2027	3,725,000	3,829,025
Series A, 5.00%, 8/1/2029	7,500,000	8,021,293
Series A-1, 5.00%, 8/1/2028	1,065,000	1,118,921
Series B-1, 5.00%, 10/1/2028	1,305,000	1,375,746
Series B-3, 5.00%, 9/1/2027	13,250,000	13,647,792
Series C, 5.00%, 8/1/2027	15,000,000	15,418,891
Series F, 5.00%, 8/1/2028	3,000,000	3,151,891
Series F, 5.00%, 8/1/2029	5,000,000	5,347,529
Series F-1, 5.00%, 8/1/2027	3,740,000	3,844,444
Series F-1, 5.00%, 8/1/2028	1,600,000	1,681,009
County of Westchester, General Obligation, NY Series A, 5.00%, 3/15/2029	1,620,000	1,732,638
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2030	4,000,000	4,379,726
Metropolitan Transportation Authority Revenue, NY:
Series B, 5.00%, 11/15/2030	7,500,000	8,192,182
Series C-1, 5.00%, 11/15/2029	2,240,000	2,294,876
Series D, 5.00%, 11/15/2029	5,750,000	5,795,740
Series D, 5.00%, 11/15/2030	1,040,000	1,048,147
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2030	1,400,000	1,534,754
New York City Housing Development Corp. Revenue, NY:
Series B, VRN, 3.10%, 11/1/2045 (b)	5,000,000	4,974,869
Series G-2, VRN, 3.15%, 5/1/2066 (b)	3,150,000	3,163,443
Series A-2, VRN, 3.25%, 11/1/2065 (b)	10,000,000	10,061,165
Series A-1, 3.38%, 11/15/2029	885,000	885,350
See accompanying notes to financial statements.
119

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A-2, VRN, 3.73%, 5/1/2063 (b)	$1,000,000	$1,000,411
Series C-2, VRN, 3.75%, 5/1/2065 (b)	5,500,000	5,569,230
Series B-2, VRN, 3.95%, 11/1/2064 (b)	1,000,000	1,017,584
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 5.00%, 1/1/2028 (a)	1,000,000	1,033,515
New York City Municipal Water Finance Authority Revenue, NY:
Series BB-2, 5.00%, 6/15/2028	9,385,000	9,861,920
Series BB-2, 5.00%, 6/15/2029	7,000,000	7,513,920
Series CC, 5.00%, 6/15/2029	7,000,000	7,513,920
Series DD, 5.00%, 6/15/2030	1,800,000	1,968,051
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-2, State Aid Withholding, 5.00%, 7/15/2030	4,500,000	4,925,921
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series B, 5.00%, 5/1/2027	2,570,000	2,623,734
Series B, 5.00%, 5/1/2028	4,000,000	4,182,441
Series B-1, 5.00%, 11/1/2028	4,420,000	4,669,641
Series C, 5.00%, 2/1/2028	1,140,000	1,185,106
Series C-1, 5.00%, 11/1/2027	2,895,000	2,991,825
Series C-S, 5.00%, 5/1/2028	2,630,000	2,756,000
Series C-S, 5.00%, 5/1/2029	2,335,000	2,481,942
Series E, 5.00%, 11/1/2029	1,500,000	1,608,844
Series E-1, 5.00%, 11/1/2028	2,725,000	2,878,908
Series F-1, 5.00%, 11/1/2029	4,400,000	4,719,275
Series G-1, 5.00%, 5/1/2029	8,225,000	8,742,601
Series G-1, 5.00%, 11/1/2029	3,500,000	3,753,969
Series G-1, 5.00%, 11/1/2030	3,500,000	3,816,654
Series H, 5.00%, 11/1/2029	2,600,000	2,788,663
New York Convention Center Development Corp. Revenue, NY Series A, 5.00%, 11/15/2030	1,600,000	1,749,046
New York State Dormitory Authority Revenue, NY:
Series 2-A, VRN, 5.00%, 7/1/2048 (b)	2,000,000	2,130,465
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (a)	3,600,000	3,718,433
Series A, 5.00%, 3/15/2028	7,365,000	7,689,481
Series A, 5.00%, 7/1/2028	5,675,000	5,925,121
Security Description	Principal Amount	Value
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2028 (a)	$11,440,000	$12,068,160
Series A, 5.00%, 3/15/2029	20,000,000	21,296,258
Series A, 5.00%, 7/1/2029	4,250,000	4,556,210
Series A, 5.00%, 3/15/2030	3,000,000	3,256,243
Series A, 5.00%, 5/1/2030	1,000,000	1,079,662
Series A, 5.00%, 7/1/2030	2,000,000	2,185,403
Series A, 5.00%, 10/1/2030	1,160,000	1,281,932
Series A, 5.00%, 3/15/2031	4,000,000	4,410,698
Series A-1, 5.00%, 3/15/2028	7,725,000	8,065,342
Series B, 5.00%, 3/15/2030	5,715,000	6,210,174
Series B, 5.00%, 7/1/2030	1,500,000	1,639,650
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2028	5,000,000	5,255,596
Series B, 5.00%, 6/15/2027	6,000,000	6,151,537
Series B, 5.00%, 5/15/2028	1,500,000	1,573,490
Series B, 5.00%, 6/15/2028	2,455,000	2,580,497
New York State Housing Finance Agency Revenue, NY:
Series A-2, 2.50%, 11/1/2060 (b)	540,000	535,874
Series A, VRN, 3.10%, 5/1/2056 (b)	3,100,000	3,103,438
Series D-2, VRN, 3.15%, 5/1/2065 (b)	7,000,000	7,009,043
Series D-2, VRN, 3.15%, 5/1/2066 (b)	5,000,000	5,010,318
Series D-2, VRN, 3.20%, 5/1/2065 (b)	4,500,000	4,509,139
Series B-2, VRN, 3.30%, 12/15/2054 (b)	2,835,000	2,838,898
Series C-2, VRN, 3.30%, 5/1/2065 (b)	2,810,000	2,823,060
Series B-2, VRN, 3.35%, 12/15/2054 (b)	2,110,000	2,122,727
Series B-2, VRN, 3.45%, 11/1/2063 (b)	1,000,000	1,000,191
Series A-2, Housing and Urban Development, 3.50%, 11/1/2064 (b)	1,000,000	1,008,186
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (b)	4,005,000	4,023,802
New York State Thruway Authority Revenue, NY Series A, 5.00%, 1/1/2028	2,465,000	2,562,025
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,839,677
Series 243, 5.00%, 12/1/2028	6,820,000	7,243,800
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,571,490
Series B, 5.00%, 3/15/2028	1,525,000	1,597,681
See accompanying notes to financial statements.
120

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 11/15/2027	$10,000,000	$10,353,664
Series A, 5.00%, 11/15/2028	5,000,000	5,287,732
Series A-2, 5.00%, 11/15/2029	1,040,000	1,121,824
Series A-2, 5.00%, 11/15/2030	1,875,000	2,060,462
Series B, 5.00%, 11/15/2028	13,335,000	14,034,627
Series B-2, 5.00%, 3/15/2029	5,000,000	5,334,892
Trust for Cultural Resources of The City of New York Revenue, NY:
Series 1-E, 4.00%, 4/1/2031	1,005,000	1,008,074
Series A, 5.00%, 12/1/2030	1,430,000	1,555,013
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 12/15/2028	3,970,000	4,008,620
Series TE-2, 5.00%, 6/15/2030	1,750,000	1,834,841
		406,538,680
NORTH CAROLINA — 2.1%
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 5.00%, 1/15/2028	1,465,000	1,518,690
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,115,286
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2027	1,500,000	1,539,290
5.00%, 7/1/2031	3,000,000	3,336,157
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,046,748
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,468,068
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2027	1,300,000	1,337,752
5.00%, 9/1/2028	1,675,000	1,766,336
City of Raleigh, General Obligation, NC 5.00%, 4/1/2030	2,500,000	2,722,273
County of Cabarrus Revenue, NC Series A, 5.00%, 8/1/2029	3,000,000	3,217,451
County of Durham Revenue, NC Series A, 5.00%, 6/1/2028	1,255,000	1,315,836
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,202,389
County of Mecklenburg Revenue, NC 5.00%, 2/1/2030	3,000,000	3,248,742
County of Mecklenburg, General Obligation, NC Series B, 5.00%, 2/1/2029	5,000,000	5,319,947
Security Description	Principal Amount	Value
County of Wake Revenue, NC Series A, 5.00%, 5/1/2030	$2,200,000	$2,396,074
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	4,000,000	4,187,880
North Carolina Medical Care Commission Revenue, NC Series B, VRN, 5.00%, 6/1/2055 (b)	3,500,000	3,742,306
North Carolina Municipal Power Agency No. 1 Revenue, NC:
5.00%, 1/1/2030 (c)	4,000,000	4,290,201
5.00%, 1/1/2031 (c)	1,060,000	1,155,438
State of North Carolina Revenue, NC:
Series A, 5.00%, 5/1/2028	9,800,000	10,248,780
Series A, 5.00%, 5/1/2029	4,000,000	4,272,727
State of North Carolina, General Obligation, NC Series C, 5.00%, 6/1/2030	5,665,000	6,186,658
		73,635,029
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,634,782
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,380,404
		7,015,186
OHIO — 2.4%
Buckeye Tobacco Settlement Financing Authority Revenue, OH Series A-2, 5.00%, 6/1/2030	1,000,000	1,073,015
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2026	1,000,000	1,004,837
City of Columbus, General Obligation, OH:
5.00%, 4/1/2029	5,485,000	5,846,450
Series A, 5.00%, 4/1/2028	1,095,000	1,143,772
Columbus City School District, General Obligation, OH Series A, School District Credit Enhancement Program, 5.00%, 12/1/2030	2,100,000	2,304,515
Columbus-Franklin County Finance Authority Revenue, OH VRN, 3.19%, 6/1/2044 (b)	1,000,000	1,004,579
County of Allen Hospital Facilities Revenue, OH:
Series A, 5.00%, 8/1/2029	1,000,000	1,033,302
Series B-1, VRN, 5.00%, 10/1/2049 (b)	2,000,000	2,045,516
See accompanying notes to financial statements.
121

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
County of Franklin Revenue, OH Series A, 5.00%, 11/1/2027	$750,000	$773,783
Lancaster Port Authority Revenue, OH Series A, VRN, 5.00%, 2/1/2055 (b)	1,000,000	1,060,989
Miami University Revenue, OH Series A, 5.00%, 9/1/2030	2,000,000	2,180,935
Ohio Air Quality Development Authority Revenue, OH VRN, 3.50%, 8/1/2034 (b)	2,000,000	2,007,239
Ohio State University Revenue, OH Series A, 5.00%, 12/1/2028	1,000,000	1,058,244
Ohio Turnpike & Infrastructure Commission Revenue, OH:
Series A, 5.00%, 2/15/2028	1,000,000	1,040,342
Series A, 5.00%, 2/15/2031	2,830,000	2,934,065
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 6/1/2030	1,510,000	1,645,395
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
5.00%, 12/1/2030	2,000,000	2,196,527
Series A, 5.00%, 6/1/2028	1,000,000	1,047,630
Series A, 5.00%, 12/1/2028	3,000,000	3,175,963
Series E, 5.00%, 12/1/2029	5,000,000	5,397,389
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,035,877
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,060,471
Series 2024-1, 5.00%, 12/15/2027	1,500,000	1,553,816
Series A, 5.00%, 1/1/2029	2,285,000	2,414,067
Series A, 5.00%, 2/1/2029	3,000,000	3,187,316
Series A, 5.00%, 1/15/2030	5,000,000	5,319,503
Series B, 5.00%, 1/1/2028	3,000,000	3,105,029
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,216,379
Series A, 5.00%, 3/15/2029	1,365,000	1,454,429
Series A, 5.00%, 9/1/2029	3,200,000	3,440,584
Series B, 5.00%, 9/15/2028	5,000,000	5,274,769
Series B, 5.00%, 11/1/2029	7,000,000	7,551,102
Series Y, 5.00%, 5/1/2027	750,000	766,120
Series Y, 5.00%, 5/1/2028	1,000,000	1,047,448
		81,401,397
OKLAHOMA — 0.8%
City of Oklahoma City, General Obligation, OK 5.00%, 3/1/2030	2,000,000	2,169,938
Security Description	Principal Amount	Value
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028	$2,000,000	$2,004,783
Garfield County Educational Facilities Authority Revenue, OK Series A, 5.00%, 9/1/2028	1,135,000	1,138,379
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2027	1,250,000	1,281,565
Series A, 5.00%, 7/1/2028	2,250,000	2,361,257
Series A, 5.00%, 7/1/2030	2,000,000	2,176,344
Oklahoma City Public Property Authority Revenue, OK:
5.00%, 6/1/2030	1,000,000	1,087,719
5.00%, 6/1/2031	1,000,000	1,103,249
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,533,706
Oklahoma Housing Finance Agency Revenue, OK VRN, 3.13%, 6/1/2045 (b)	1,000,000	1,004,724
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,203,968
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2030	1,000,000	1,086,641
		29,152,273
OREGON — 0.9%
City of Eugene Electric Utility System Revenue, OR 5.00%, 8/1/2030	1,800,000	1,964,544
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 12/1/2028	4,015,000	4,253,700
Series B, 5.00%, 6/1/2029	3,660,000	3,914,050
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,203,102
Metro, General Obligation, OR 5.00%, 6/1/2028	3,000,000	3,146,404
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	2,000,000	2,131,961
Salem-Keizer School District No. 24J, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2030	1,560,000	1,633,781
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2030	1,250,000	1,373,044
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2029	4,550,000	4,861,902
See accompanying notes to financial statements.
122

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2030	$2,500,000	$2,722,143
Series A, 5.00%, 5/1/2031	1,350,000	1,495,433
		30,700,064
PENNSYLVANIA — 2.6%
Allegheny County Hospital Development Authority Revenue, PA:
Series A, 5.00%, 4/1/2030	1,000,000	1,032,776
Series A, 5.00%, 7/15/2030	1,000,000	1,059,333
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2030	500,000	548,060
Central Dauphin School District, General Obligation, PA Series B, State Aid Withholding, 5.00%, 2/1/2030	1,215,000	1,311,024
City of Philadelphia Water & Wastewater Revenue, PA Series C, Assured Guaranty, Inc., 5.00%, 9/1/2030 (a)	1,435,000	1,565,887
City of Philadelphia, General Obligation, PA:
Series C, 5.00%, 8/1/2027	1,000,000	1,026,581
Series C, 5.00%, 8/1/2030	1,800,000	1,954,217
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 10/1/2027	4,000,000	4,129,584
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,320,793
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,663,686
Series FIRST, 5.00%, 4/1/2030	7,500,000	8,144,671
Series FIRST, 5.00%, 8/15/2030	1,675,000	1,831,229
Delaware River Port Authority Revenue, PA Series A, 5.00%, 1/1/2031	1,050,000	1,109,889
Geisinger Authority Revenue, PA Series B, VRN, 5.00%, 4/1/2043 (b)	1,500,000	1,503,999
General Authority of Southcentral Pennsylvania Revenue, PA Series A, 5.00%, 6/1/2029	3,000,000	3,189,782
Lehigh County Industrial Development Authority Revenue, PA Series A, 3.00%, 9/1/2029	1,000,000	1,000,184
Montgomery County Higher Education & Health Authority Revenue, PA Series A, 5.00%, 9/1/2030	1,000,000	1,038,201
Montgomery County Industrial Development Authority Revenue, PA Series B, 4.10%, 6/1/2029	4,030,000	4,173,955
Security Description	Principal Amount	Value
Northampton County General Purpose Authority Revenue, PA Series A-1, 5.00%, 8/15/2030	$1,000,000	$1,070,616
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A, 5.00%, 11/15/2027	2,165,000	2,229,102
Series A, 5.00%, 12/15/2030	745,000	808,318
Series A-1, 5.00%, 5/15/2031	1,735,000	1,883,335
Series B, 5.00%, 3/15/2028	1,000,000	1,036,562
Series B, 5.00%, 6/15/2031	2,000,000	2,173,189
Pennsylvania Higher Educational Facilities Authority Revenue, PA Series A, 5.00%, 8/15/2031 (c)	3,000,000	3,329,671
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.00%, 12/1/2030	1,070,000	1,078,892
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,744,031
Series A, 5.00%, 12/1/2028	1,100,000	1,162,688
Series A, 5.00%, 12/1/2029	1,660,000	1,787,475
Series B, 5.00%, 12/1/2029	1,715,000	1,846,699
Series FIRST, 5.00%, 6/1/2030	5,000,000	5,419,391
Series FIRST, 5.00%, 12/1/2030	1,980,000	2,166,860
Philadelphia Gas Works Co. Revenue, PA Series 14TH, 5.00%, 10/1/2030	1,500,000	1,508,625
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,907,852
School District of Philadelphia, General Obligation, PA:
Series B, State Aid Withholding, 5.00%, 9/1/2030	1,365,000	1,480,522
Series F, State Aid Withholding, 5.00%, 9/1/2030	2,490,000	2,499,400
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA 5.00%, 2/15/2029	6,815,000	7,235,039
Westmoreland County Municipal Authority Revenue, PA Series A, Build America Mutual Assurance Corp., 5.00%, 8/15/2027 (a)	1,000,000	1,025,939
		90,998,057
See accompanying notes to financial statements.
123

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
RHODE ISLAND — 0.1%
Rhode Island Commerce Corp. Revenue, RI:
Series A, 5.00%, 6/15/2031 (c)	$2,500,000	$2,740,525
Series B, 5.00%, 6/15/2028	1,455,000	1,457,730
		4,198,255
SOUTH CAROLINA — 0.4%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,276,085
City of Charleston Waterworks & Sewer System Revenue, SC Series B, 5.00%, 1/1/2030	2,000,000	2,166,634
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,500,410
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2029	1,400,000	1,438,547
Patriots Energy Group Financing Agency Revenue, SC Series B-1, VRN, 5.25%, 2/1/2054 (b)	400,000	430,327
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2029	1,060,000	1,140,577
		13,952,580
SOUTH DAKOTA — 0.1%
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2030	1,150,000	1,173,009
Series B, 5.00%, 11/1/2027	1,600,000	1,643,722
		2,816,731
TENNESSEE — 1.6%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,347,689
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN:
VRN, 3.05%, 1/1/2045 (b)	1,240,000	1,240,244
Series A, 5.00%, 7/1/2029	3,000,000	3,175,735
Series B, 5.00%, 7/1/2030	1,405,000	1,510,141
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,142,076
Series B, 5.00%, 5/15/2029	2,250,000	2,402,053
Security Description	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	$6,500,000	$6,653,108
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.00%, 7/1/2030	1,025,000	1,115,905
Rutherford County Health & Educational Facilities Board Revenue, TN Series B-1, VRN, 5.00%, 11/15/2048 (b)	3,145,000	3,389,296
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2028 (a)	1,000,000	1,039,952
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	9,000,000	9,420,414
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	6,000,000	6,075,245
Series A, VRN, 5.00%, 10/1/2054 (b)	6,000,000	6,341,485
Series A, VRN, 5.50%, 10/1/2053 (b)	3,070,000	3,271,718
Tennessee Energy Acquisition Corp. Revenue, TN Series A-1, VRN, 5.00%, 5/1/2053 (b)	6,750,000	6,949,003
		57,074,064
TEXAS — 10.3%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,077,041
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	5,000,000	5,303,482
Alvin Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	1,000,000	1,083,441
Arlington Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	2,015,000	2,098,615
Austin Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/1/2028 (a)	3,300,000	3,464,332
See accompanying notes to financial statements.
124

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2031	$1,000,000	$1,095,435
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2028	5,000,000	5,254,149
Series A, 5.00%, 8/15/2029	2,160,000	2,315,167
Central Texas Regional Mobility Authority Revenue, TX Series A, 5.00%, 1/1/2028	1,500,000	1,553,884
City of Austin Airport System Revenue, TX Series A, 5.00%, 11/15/2030	2,000,000	2,184,754
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2030	2,100,000	2,293,314
City of Austin, General Obligation, TX 5.00%, 9/1/2028	3,000,000	3,154,552
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	2,055,000	2,104,818
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2030	1,750,000	1,751,395
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	2,000,000	2,080,392
Series B, 5.00%, 2/15/2028	10,000,000	10,401,960
Series B, 5.00%, 2/15/2029	5,000,000	5,298,177
City of El Paso, General Obligation, TX 5.00%, 8/15/2030 (c)	1,500,000	1,630,891
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,102,161
City of Georgetown Utility System Revenue, TX 5.00%, 8/15/2030	2,000,000	2,171,979
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2028	1,045,000	1,088,991
City of San Antonio Electric & Gas Systems Revenue, TX:
Series A, VRN, 3.00%, 2/1/2055 (b)	2,165,000	2,154,225
Series B, 3.00%, 2/1/2030	1,000,000	1,004,672
5.00%, 2/1/2028	1,500,000	1,558,423
Series A, 5.00%, 2/1/2029	1,000,000	1,061,208
Series C, 5.00%, 2/1/2029	1,390,000	1,475,079
Series D, 5.00%, 2/1/2029	3,775,000	4,006,059
Series D, 5.00%, 2/1/2030	1,735,000	1,875,469
City of San Antonio, General Obligation, TX 5.00%, 2/1/2029	1,125,000	1,194,120
Security Description	Principal Amount	Value
Clear Creek Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	$1,525,000	$1,646,211
Comal Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,500,000	1,591,437
Conroe Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2031 (a)	550,000	604,633
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	1,565,000	1,630,196
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,508,991
5.00%, 2/15/2029	1,000,000	1,061,465
5.00%, 2/15/2030	1,050,000	1,134,935
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,815,544
Series A, 5.00%, 8/15/2028	7,000,000	7,354,032
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2029	2,000,000	2,149,559
Series A, 5.00%, 9/15/2030	2,475,000	2,705,358
County of Montgomery, General Obligation, TX Series A, 5.00%, 3/1/2031	1,750,000	1,923,850
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	8,000,000	8,500,091
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,995,000	2,117,654
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,160,402
Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	7,050,000	7,337,963
Dallas College, General Obligation, TX 5.00%, 2/15/2028	2,500,000	2,598,866
Dallas Fort Worth International Airport Revenue, TX Series B, 5.00%, 11/1/2029	1,100,000	1,182,330
See accompanying notes to financial statements.
125

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SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Dallas Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	$2,075,000	$2,158,744
Series C, Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	5,000,000	5,201,792
Series C, Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,450,000	2,652,664
Denton Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (a)	2,250,000	2,308,792
Series C, Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (a)	1,000,000	1,087,636
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	1,250,000	1,300,767
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,250,000	1,326,392
Eagle Mountain & Saginaw Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (a)	2,000,000	2,185,886
Ector County Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (a)	2,135,000	2,195,581
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund Guaranteed, 0.72%, 8/1/2051 (a) (b)	2,410,000	2,405,693
Series B, Permanent School Fund Guaranteed, 4.00%, 8/1/2054 (a) (b)	6,665,000	6,756,146
Fort Worth Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	1,400,000	1,486,439
Security Description	Principal Amount	Value
Frisco Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	$5,000,000	$5,300,869
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	3,000,000	3,188,369
Georgetown Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,159,683
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	5,080,000	5,235,946
Grapevine-Colleyville Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2027 (a)	4,000,000	4,115,300
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
5.00%, 10/1/2028	2,000,000	2,002,591
Series A, 5.00%, 5/15/2029	1,050,000	1,102,890
Series A, 5.00%, 12/1/2029	8,365,000	8,953,610
Series A, 5.00%, 7/1/2031 (c)	5,000,000	5,455,929
Harris County Hospital District, General Obligation, TX 5.00%, 2/15/2031	1,600,000	1,754,880
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2028 (a)	1,255,000	1,305,854
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	2,000,000	2,164,719
Humble Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	3,050,000	3,235,124
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2029 (a)	2,550,000	2,733,183
See accompanying notes to financial statements.
126

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	$3,125,000	$3,371,140
Lewisville Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 8/15/2029 (a)	2,500,000	2,678,037
Permanent School Fund Guaranteed, 5.00%, 8/15/2030 (a)	875,000	953,107
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2030	2,000,000	2,164,610
Series A, 5.00%, 5/15/2027	1,000,000	1,020,935
Series A, 5.00%, 5/15/2030	5,750,000	6,223,254
Series A, 5.00%, 5/15/2031	1,000,000	1,097,789
Matagorda County Navigation District No. 1 Revenue, TX Series A, 2.60%, 11/1/2029	3,500,000	3,434,054
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	3,000,000	3,179,738
North East Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/1/2029 (a)	2,735,000	2,932,655
North Texas Municipal Water District Water System Revenue, TX 5.00%, 9/1/2027	1,500,000	1,544,559
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	4,460,000	4,514,296
Series A, 5.00%, 1/1/2028	1,230,000	1,276,953
Series A, 5.00%, 1/1/2029	3,335,000	3,532,450
Series B, 5.00%, 1/1/2030	7,500,000	8,075,038
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund Guaranteed, 3.00%, 8/1/2053 (a) (b)	2,460,000	2,459,998
Permanent University Fund - Texas A&M University System Revenue, TX Series A, 5.00%, 7/1/2029	7,000,000	7,479,016
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	5,000,000	5,247,238
Series A, 5.00%, 7/1/2030	3,000,000	3,268,443
Security Description	Principal Amount	Value
Plano Independent School District, General Obligation, TX:
Permanent School Fund Guaranteed, 5.00%, 2/15/2029 (a)	$5,000,000	$5,313,948
Permanent School Fund Guaranteed, 5.00%, 2/15/2030 (a)	3,500,000	3,784,479
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,474,288
Port Authority of Houston of Harris County Texas, General Obligation, TX Series A-2, 5.00%, 10/1/2027	3,155,000	3,253,691
Round Rock Independent School District, General Obligation, TX Series A, Permanent School Fund Guaranteed, 5.00%, 8/1/2044 (a) (b)	1,500,000	1,625,497
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2029	5,000,000	5,337,667
Sherman Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/15/2027 (a)	625,000	634,470
Spring Branch Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 2/1/2030 (a)	1,875,000	2,029,995
Spring Independent School District, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2029 (a)	3,000,000	3,211,781
State of Texas, General Obligation, TX 5.00%, 10/1/2028	7,500,000	7,910,152
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, VRN, 5.00%, 11/15/2064 (b)	4,795,000	5,108,248
Series E, 5.00%, 11/15/2029	1,400,000	1,499,696
Series E, 5.00%, 11/15/2030	1,145,000	1,246,730
Series F, VRN, 5.00%, 11/15/2055 (b)	1,065,000	1,141,023
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,563,395
5.00%, 3/1/2029	1,000,000	1,063,488
See accompanying notes to financial statements.
127

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	$2,020,000	$2,063,153
5.00%, 5/15/2028	1,540,000	1,609,959
Series A, 5.00%, 5/15/2030	1,800,000	1,951,680
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2030	1,000,000	1,053,016
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	7,000,000	7,415,334
Texas Public Finance Authority Revenue, TX 5.00%, 2/1/2031	2,065,000	2,177,969
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,564,546
Series A, 5.00%, 3/15/2029	1,855,000	1,968,172
Series A, 5.00%, 3/15/2030	1,000,000	1,079,615
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2030	3,000,000	3,258,486
Texas Water Development Board Revenue, TX:
Series A, 5.00%, 10/15/2028	3,750,000	3,959,660
Series A, 5.00%, 10/15/2029	2,285,000	2,456,813
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	2,986,715
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund Guaranteed, 5.00%, 8/15/2028 (a)	1,000,000	1,052,103
		356,886,260
U. S. VIRGIN ISLANDS — 0.0% *
Virgin Islands Transportation & Infrastructure Corp. Revenue, VI 5.00%, 9/1/2028	1,000,000	1,038,270
UTAH — 0.6%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,245,923
Series A, 5.00%, 7/1/2028	3,750,000	3,923,521
University of Utah Revenue, UT Series A, 5.00%, 8/1/2030	7,740,000	8,438,133
Utah Municipal Power Agency Revenue, UT Series A, 5.00%, 7/1/2030	1,000,000	1,085,481
Security Description	Principal Amount	Value
Utah Transit Authority Revenue, UT 5.00%, 12/15/2029	$1,925,000	$2,080,420
		21,773,478
VIRGINIA — 2.0%
City of Norfolk, General Obligation, VA Series A, State Aid Withholding, 5.00%, 9/1/2030	2,500,000	2,739,297
City of Richmond Public Utility Revenue, VA Series B, 5.00%, 1/15/2031	2,000,000	2,200,958
City of Richmond, General Obligation, VA:
Series A, 5.00%, 1/15/2030	1,000,000	1,083,774
Series A, 5.00%, 1/15/2031	1,000,000	1,103,633
County of Arlington, General Obligation, VA Series B, 2.50%, 8/15/2028	2,000,000	1,983,965
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 5.00%, 10/1/2030	3,500,000	3,846,481
Series B, State Aid Withholding, 5.00%, 10/1/2029	2,000,000	2,157,810
County of Loudoun, General Obligation, VA Series A, 5.00%, 12/1/2030	3,650,000	4,021,474
Fairfax County Industrial Development Authority Revenue, VA Series B-2, VRN, 5.00%, 5/15/2057 (b)	2,500,000	2,683,796
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,395,002
Louisa Industrial Development Authority Revenue, VA Series B, VRN, 3.13%, 11/1/2035 (b)	1,000,000	997,692
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (b)	2,210,000	2,320,797
Richmond Redevelopment & Housing Authority Revenue, VA VRN, 3.05%, 12/1/2055 (b)	2,000,000	2,006,334
Roanoke Economic Development Authority Revenue, VA 5.00%, 7/1/2030	2,405,000	2,607,637
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2030	1,000,000	1,081,238
See accompanying notes to financial statements.
128

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2031	$1,000,000	$1,100,044
Series B, 5.00%, 2/1/2029	6,580,000	6,984,564
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2028	2,000,000	2,095,355
5.00%, 9/15/2030	5,785,000	6,313,994
Virginia Housing Development Authority Revenue, VA Series E, 2.90%, 10/1/2029	2,000,000	1,999,907
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	10,000,000	10,280,565
Virginia Small Business Financing Authority Revenue, VA Series B, 3.10%, 12/1/2030	2,000,000	2,002,474
Wise County Industrial Development Authority Revenue, VA Series A, VRN, 3.13%, 10/1/2040 (b)	2,145,000	2,152,775
		69,159,566
WASHINGTON — 3.1%
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	3,000,000	3,077,888
City of Seattle, General Obligation, WA Series A, 5.00%, 11/1/2028	1,595,000	1,687,283
County of King Sewer Revenue, WA:
Series A, 5.00%, 1/1/2028	3,250,000	3,374,551
Series A, 5.00%, 7/1/2030	1,180,000	1,288,401
County of King, General Obligation, WA:
Series A, 5.00%, 7/1/2029	1,750,000	1,876,034
Series B, 5.00%, 12/1/2030	1,000,000	1,098,395
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2031	2,000,000	2,216,483
Series B, 5.00%, 7/1/2028	5,000,000	5,252,344
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,036,972
Series B, 5.00%, 1/1/2029	1,750,000	1,853,293
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	1,660,000	1,792,103
King County School District No. 411 Issaquah, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2030	1,000,000	1,053,961
Security Description	Principal Amount	Value
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	$1,415,000	$1,496,731
Port of Seattle Revenue, WA:
5.00%, 2/1/2030	970,000	971,338
Series A, 5.00%, 3/1/2029	1,485,000	1,579,228
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,068,540
Snohomish County School District No. 201 Snohomish, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2027	1,000,000	1,037,077
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,396,081
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,000,000
Series A, 5.00%, 8/1/2028	3,555,000	3,740,179
Series D, 5.00%, 6/1/2030	7,225,000	7,870,862
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,217,758
Series R-2025A, 5.00%, 7/1/2028	5,000,000	5,247,238
Series R-2025B, 5.00%, 7/1/2028	5,000,000	5,247,238
Series R-2025B, 5.00%, 7/1/2029	5,000,000	5,355,604
Series R-2026A, 5.00%, 7/1/2030	10,000,000	10,910,699
University of Washington Revenue, WA Series A, 5.00%, 4/1/2029	7,275,000	7,737,039
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 8/15/2027	2,175,000	2,227,426
Series A, 5.00%, 8/15/2027	1,000,000	1,022,430
Series A, 5.00%, 9/1/2027	875,000	896,903
Series B, 5.00%, 10/1/2030	2,525,000	2,720,100
		106,350,179
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2030	2,000,000	2,086,363
West Virginia Economic Development Authority Revenue, WV Series A, VRN, 3.70%, 12/1/2042 (b)	1,000,000	1,014,711
		3,101,074
See accompanying notes to financial statements.
129

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
WISCONSIN — 2.0%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	$7,745,000	$8,326,217
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,440,321
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2029	1,450,000	1,544,397
Public Finance Authority Revenue, WI:
Series 2, VRN, 4.00%, 8/1/2059 (b)	2,500,000	2,505,225
Series A, 5.00%, 6/1/2027	515,000	525,201
Series B, 5.00%, 6/1/2030	4,695,000	5,023,863
Racine Unified School District, General Obligation, WI Assured Guaranty, Inc., 5.00%, 4/1/2030 (a)	2,000,000	2,158,526
State of Wisconsin, General Obligation, WI:
Series 2024-2, 5.00%, 5/1/2029	4,500,000	4,806,946
Series 3, 5.00%, 5/1/2031	1,260,000	1,393,204
Series B, 5.00%, 5/1/2027	6,070,000	6,200,462
Series B, 5.00%, 5/1/2028	5,565,000	5,829,050
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 5.00%, 4/1/2030	1,800,000	1,887,928
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2029	4,225,000	4,526,498
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,495,329
Series A, 5.00%, 6/1/2030	1,775,000	1,901,363
Series A, 5.00%, 8/15/2030	1,680,000	1,812,119
Series B, 5.00%, 10/1/2029	3,000,000	3,205,778
Series B-3, VRN, 5.00%, 8/15/2054 (b)	3,500,000	3,710,757
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series B, VRN, 3.10%, 11/1/2056 (b)	3,000,000	3,003,701
		69,296,885
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,428,813,168)		3,444,273,547

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f) (Cost $19,505,237)	19,505,237	$19,505,237
TOTAL INVESTMENTS — 99.7% (Cost $3,448,318,405)		3,463,778,784
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		9,259,772
NET ASSETS — 100.0%		$3,473,038,556

(a)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.4%
Assured Guaranty, Inc.	1.0%
Build America Mutual Assurance Corp.	0.5%
National Public Finance Guarantee Corp.	0.1%
American Municipal Bond Assurance Corp.	0.1%

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	When-issued security.
(d)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.1% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ETM	Escrowed to Maturity
VRN	Variable Rate Note
See accompanying notes to financial statements.
130

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,444,273,547	$—	$3,444,273,547
Short-Term Investment	19,505,237	—	—	19,505,237
TOTAL INVESTMENTS	$19,505,237	$3,444,273,547	$—	$3,463,778,784
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	56,155,426	$56,155,426	$1,009,834,220	$1,046,484,409	$—	$—	19,505,237	$19,505,237	$1,178,606

See accompanying notes to financial statements.
131

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 3.6%
BIOTECHNOLOGY — 0.6%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	$8,711,000	$8,485,820
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	11,275,000	12,559,561
2.50%, 3/15/2027	8,695,000	15,524,314
		36,569,695
COMMERCIAL SERVICES — 0.3%
Block, Inc. 0.25%, 11/1/2027 (a)	8,185,000	7,775,668
Stride, Inc. 1.13%, 9/1/2027 (a)	5,929,000	9,984,614
		17,760,282
COMPUTERS — 0.1%
Rapid7, Inc. 0.25%, 3/15/2027	8,300,000	7,968,000
DIVERSIFIED FINANCIAL SERVICES — 0.1%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	6,276,000	6,449,218
ENERGY-ALTERNATE SOURCES — 0.1%
Enphase Energy, Inc. Zero Coupon, 3/1/2028 (a)	7,985,000	7,456,393
ENTERTAINMENT — 0.3%
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (a)	18,807,000	17,506,496
HEALTH CARE PRODUCTS — 0.2%
Guardant Health, Inc. Zero Coupon, 11/15/2027	7,383,000	9,161,712
HEALTH CARE SERVICES — 0.2%
Teladoc Health, Inc. 1.25%, 6/1/2027	15,206,000	14,756,967
INTERNET — 0.7%
Etsy, Inc.:
0.13%, 10/1/2026 (a)	9,555,000	9,731,768
0.13%, 9/1/2027	10,040,000	9,494,326
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	9,122,000	8,312,696
Sea Ltd. 0.25%, 9/15/2026	15,335,000	15,180,423
		42,719,213
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027 (a)	6,888,000	6,648,022
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	4,350,000	4,309,328
SEMICONDUCTORS — 0.3%
ON Semiconductor Corp. Zero Coupon, 5/1/2027	11,805,000	21,285,241
Security Description	Principal Amount	Value
SOFTWARE — 0.5%
Akamai Technologies, Inc. 0.38%, 9/1/2027	$16,734,000	$20,101,717
Dropbox, Inc. Zero Coupon, 3/1/2028 (a)	11,160,000	11,263,900
		31,365,617
TOTAL CORPORATE BONDS & NOTES (Cost $212,583,273)		223,956,184

	Shares
COMMON STOCKS — 0.2%
ELECTRIC UTILITIES — 0.0% *
Southern Co.	1	96
ENTERTAINMENT — 0.0% *
Take-Two Interactive Software, Inc. (c)	557	139,239
IT SERVICES — 0.0% *
SharonAI Holdings, Inc. (c)	3,658	309,686
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Wolfspeed, Inc. (a) (c)	281,650	13,589,613
TOTAL COMMON STOCKS (Cost $10,545,984)		14,038,634
CONVERTIBLE BONDS — 78.0%
AEROSPACE & DEFENSE — 0.5%
AeroVironment, Inc. (a)	11,065,000	10,401,100
Joby Aviation, Inc.	10,630,000	9,665,753
Voyager Technologies, Inc. (b)	6,617,000	8,630,685
		28,697,538
AIRLINES — 0.1%
JetBlue Airways Corp.	7,812,000	8,643,119
AUTO COMPONENTS — 1.4%
Lucid Group, Inc. (b) (d)	14,705,000	6,968,699
Lucid Group, Inc. (b) (d)	10,850,000	6,434,809
NIO, Inc. (d)	8,705,000	8,777,600
NIO, Inc. (d)	7,855,000	7,831,199
Rivian Automotive, Inc. (d)	22,379,000	26,515,087
Rivian Automotive, Inc. (a) (d)	25,480,000	27,312,012
Winnebago Industries, Inc.	5,315,000	4,996,313
		88,835,719
BANKS — 0.1%
BofA Finance LLC	7,300,000	9,179,458
BIOTECHNOLOGY — 3.4%
Alnylam Pharmaceuticals, Inc. (d)	5,603,000	6,731,108
Alnylam Pharmaceuticals, Inc. (b) (d)	9,968,000	9,168,666
Arrowhead Pharmaceuticals, Inc.	11,144,000	13,402,777
Bridgebio Pharma, Inc. (b) (d)	9,400,000	9,292,276
Bridgebio Pharma, Inc. (d)	8,247,000	13,883,165
See accompanying notes to financial statements.
132

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Celcuity, Inc.	8,405,000	$9,563,209
CRISPR Therapeutics AG (b)	8,896,000	9,435,098
Cytokinetics, Inc. (b)	10,992,000	16,459,421
Halozyme Therapeutics, Inc. (a) (d)	7,773,000	11,379,594
Halozyme Therapeutics, Inc. (a) (b) (d)	10,150,000	10,920,182
Halozyme Therapeutics, Inc. (a) (b) (d)	10,725,000	11,799,538
Immunocore Holdings PLC	4,991,000	4,509,269
Ionis Pharmaceuticals, Inc. (d)	8,575,000	13,306,170
Ionis Pharmaceuticals, Inc. (b) (d)	11,464,000	12,266,365
Ligand Pharmaceuticals, Inc. (b) (d)	6,806,000	11,623,763
Ligand Pharmaceuticals, Inc. (b) (d)	10,394,000	11,777,545
PTC Therapeutics, Inc. (b)	8,405,000	8,855,508
Revolution Medicines, Inc. (a)	7,394,000	9,304,684
Sarepta Therapeutics, Inc. (b)	13,550,000	11,515,061
Travere Therapeutics, Inc. (a)	6,608,000	7,788,255
		212,981,654
BUILDING PRODUCTS — 0.3%
LCI Industries	6,927,000	7,786,364
Meritage Homes Corp. (a)	8,570,000	8,869,693
		16,656,057
COMMERCIAL SERVICES & SUPPLIES — 3.1%
Affirm Holdings, Inc.	13,367,000	15,538,870
Alarm.com Holdings, Inc.	7,203,000	6,826,571
Euronet Worldwide, Inc. (b)	15,205,000	13,709,588
Global Payments, Inc. (a)	29,387,000	26,423,909
Hertz Corp. (b)	6,440,000	2,106,910
MARA Holdings, Inc. (b) (d)	15,998,000	15,822,502
MARA Holdings, Inc. (d)	8,984,000	9,014,995
MARA Holdings, Inc. (d)	4,540,000	4,371,203
Shift4 Payments, Inc.	9,456,000	9,025,090
Terawulf, Inc. (b) (d)	7,336,000	22,420,577
Terawulf, Inc. (b) (d)	14,996,000	31,993,366
Terawulf, Inc. (b) (d)	16,046,000	23,601,099
Tetra Tech, Inc.	8,649,000	9,128,760
		189,983,440
CONSTRUCTION & ENGINEERING — 0.6%
Fluor Corp.	8,583,000	11,349,215
Granite Construction, Inc. (d)	4,374,000	14,441,636
Granite Construction, Inc. (d)	5,263,000	11,051,142
		36,841,993
ELECTRIC UTILITIES — 1.7%
Pinnacle West Capital Corp. (a)	7,893,000	9,418,164
Southern Co. (d)	12,335,000	13,604,395
Southern Co. (d)	24,202,000	24,469,916
TXNM Energy, Inc.	7,914,000	10,311,072
WEC Energy Group, Inc. (a) (d)	13,375,000	16,187,361
WEC Energy Group, Inc. (d)	12,277,000	15,211,571
Security Description	Shares	Value
WEC Energy Group, Inc. (d)	13,561,000	$14,099,779
		103,302,258
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Itron, Inc. (d)	12,771,000	12,727,962
Itron, Inc. (b) (d)	11,344,000	10,741,520
Mirion Technologies, Inc. (b) (d)	6,655,000	7,114,262
Mirion Technologies, Inc. (a) (b) (d)	4,438,000	4,160,092
		34,743,836
ENTERTAINMENT — 1.9%
Liberty Live Holdings, Inc. (b)	16,500,000	30,499,425
Liberty Media Corp.-Liberty Formula One (a)	6,099,000	7,530,923
Live Nation Entertainment, Inc. (a) (d)	15,212,000	27,124,213
Live Nation Entertainment, Inc. (b) (d)	20,528,000	22,648,337
Live Nation Entertainment, Inc. (a) (d)	16,526,000	19,766,418
Marriott Vacations Worldwide Corp.	8,145,000	8,022,907
		115,592,223
FINANCIAL SERVICES — 2.4%
Coinbase Global, Inc. (d)	18,778,000	16,871,657
Coinbase Global, Inc. (b) (d)	23,071,000	20,015,246
Coinbase Global, Inc. (b) (d)	22,148,000	17,212,540
Galaxy Digital Holdings LP (b)	18,335,000	15,690,360
JPMorgan Chase Financial Co. LLC	4,710,000	5,371,755
SoFi Technologies, Inc. (b)	12,956,000	26,156,350
Twenty One Capital, Inc. (b)	7,620,000	6,620,027
Upstart Holdings, Inc. (b) (d)	8,890,000	6,900,507
Upstart Holdings, Inc. (d)	6,657,000	7,601,761
Upstart Holdings, Inc. (d)	7,046,000	5,772,295
WisdomTree, Inc. (b) (d)	6,930,000	8,292,230
WisdomTree, Inc. (b) (d)	8,850,000	10,097,142
		146,601,870
FOOD PRODUCTS — 0.1%
Post Holdings, Inc.	8,785,000	9,117,161
GAS UTILITIES — 0.2%
UGI Corp. (a)	10,613,000	14,205,394
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Enovis Corp.	6,433,000	6,185,330
Envista Holdings Corp.	7,055,000	7,046,746
Guardant Health, Inc. (a) (d)	9,025,000	22,694,806
Guardant Health, Inc. (a) (b) (d)	5,313,000	7,879,498
IRhythm Holdings, Inc. (a)	9,901,000	10,911,100
Lantheus Holdings, Inc.	8,745,000	12,771,985
Merit Medical Systems, Inc.	11,000,000	11,827,530
Oscar Health, Inc. (b)	5,120,000	7,622,963
Repligen Corp.	8,762,000	8,985,431
Tempus AI, Inc. (b) (d)	10,164,000	10,746,194
Tempus AI, Inc. (b) (d)	6,925,000	7,771,096
See accompanying notes to financial statements.
133

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
TransMedics Group, Inc. (a)	6,903,000	$7,485,130
		121,927,809
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Alphatec Holdings, Inc.	6,645,000	6,321,256
Haemonetics Corp. (a)	10,594,000	10,712,229
Integer Holdings Corp.	14,892,000	14,366,759
		31,400,244
HOTELS, RESTAURANTS & LEISURE — 0.5%
NCL Corp. Ltd. (b)	21,270,000	20,650,405
Peloton Interactive, Inc.	5,159,000	8,336,015
		28,986,420
HOUSEHOLD PRODUCTS — 0.2%
Oddity Finance LLC (b)	8,250,000	5,890,005
Spectrum Brands, Inc. (a)	4,336,000	4,505,364
		10,395,369
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.2%
Alliant Energy Corp.	8,321,000	9,107,584
Array Technologies, Inc.	4,404,000	4,081,363
CenterPoint Energy, Inc. (d)	15,439,000	18,522,014
CenterPoint Energy, Inc. (a) (b) (d)	14,850,000	15,763,869
CenterPoint Energy, Inc. (b) (d)	9,997,000	10,069,078
CMS Energy Corp. (a) (d)	12,423,000	13,872,516
CMS Energy Corp. (b) (d)	14,691,000	14,965,722
Duke Energy Corp. (b)	22,783,000	22,600,280
Eos Energy Enterprises, Inc. (b)	8,818,000	6,682,986
Evergy, Inc.	16,941,000	24,094,676
Exelon Corp. (b)	14,776,000	14,995,867
FirstEnergy Corp. (d)	20,938,000	22,873,928
FirstEnergy Corp. (d)	17,250,000	19,176,480
Fluence Energy, Inc.	6,235,000	7,970,013
NextEra Energy Capital Holdings, Inc. (a)	14,355,000	18,867,207
Ormat Technologies, Inc. (a) (b)	11,851,000	12,889,503
PG&E Corp.	32,593,000	33,400,329
Plug Power, Inc. (b)	5,815,000	7,799,485
PPL Capital Funding, Inc. (d)	14,727,000	16,715,145
PPL Capital Funding, Inc. (b) (d)	17,504,000	17,780,213
Sunrun, Inc.	6,600,000	7,819,482
		320,047,740
INTERACTIVE MEDIA & SERVICES — 6.4%
Alibaba Group Holding Ltd.	74,785,000	88,296,406
DoorDash, Inc.	41,329,000	40,615,662
Etsy, Inc. (d)	14,870,000	13,579,135
Etsy, Inc. (a) (d)	9,919,000	11,529,746
Hims & Hers Health, Inc. (b) (d)	14,044,000	12,688,614
Hims & Hers Health, Inc. (b) (d)	5,964,000	8,299,502
JD.com, Inc. (a)	29,800,000	29,361,344
Lyft, Inc. (d)	6,229,000	6,533,847
Lyft, Inc. (b) (d)	8,267,000	8,095,046
MakeMyTrip Ltd.	22,300,000	20,322,213
Robinhood Markets, Inc. (b)	32,890,000	32,978,803
Security Description	Shares	Value
Snap, Inc. (d)	8,900,000	$8,226,448
Snap, Inc. (d)	9,325,000	7,600,248
Trip.com Group Ltd.	22,057,000	21,750,628
Trump Media & Technology Group Corp. (b)	11,250,000	10,701,338
Uber Technologies, Inc. (a) (d)	25,311,000	30,348,902
Uber Technologies, Inc. (a) (d)	17,546,000	20,297,388
Upwork, Inc.	5,839,000	5,786,858
Vnet Group, Inc.	4,454,000	4,573,412
Wix.com Ltd. (b)	17,404,000	13,265,677
		394,851,217
INVESTMENT COMPANY SECURITIES — 4.0%
Bitdeer Technologies Group (b) (d)	4,900,000	6,716,185
Bitdeer Technologies Group (b) (d)	7,274,000	9,079,407
Bitdeer Technologies Group (b) (d)	6,025,000	11,507,569
Bitfarms Ltd. (b)	8,656,000	10,092,636
Cipher Digital, Inc. (b)	19,449,000	34,167,614
Cleanspark, Inc. (d)	10,023,000	13,119,806
Cleanspark, Inc. (b) (d)	16,840,000	17,184,378
Core Scientific, Inc. (a) (b) (d)	7,070,000	17,211,703
Core Scientific, Inc. (b) (d)	8,952,000	12,731,713
HAT Holdings I LLC/HAT Holdings II LLC (b)	6,559,000	9,824,136
IREN Ltd. (a) (b) (d)	14,712,000	12,836,367
IREN Ltd. (a) (b) (d)	17,160,000	18,928,681
IREN Ltd. (b) (d)	17,060,000	18,923,123
IREN Ltd. (a) (b) (d)	44,588,000	38,870,035
Riot Platforms, Inc.	9,242,000	18,569,489
		249,762,842
IT SERVICES — 7.5%
Check Point Software Technologies Ltd. (b)	29,610,000	27,525,456
CyberArk Software Ltd.	16,622,000	27,697,405
Lumentum Holdings, Inc. (b) (d)	19,290,000	89,179,792
NCL Corp. Ltd. (a)	4,950,000	5,519,201
Parsons Corp.	11,525,000	11,371,026
Rubrik, Inc.	16,812,000	17,142,860
SharonAI Holdings, Inc. (b)	14,830,000	17,296,674
Super Micro Computer, Inc. (d)	25,725,000	23,508,791
Super Micro Computer, Inc. (d)	10,200,000	9,976,824
Super Micro Computer, Inc. (d)	34,260,000	30,320,100
Varonis Systems, Inc.	6,195,000	6,017,513
Western Digital Corp.	10,440,000	176,766,739
Zscaler, Inc. (a) (b)	25,699,000	23,712,724
		466,035,105
MACHINERY — 1.7%
Bloom Energy Corp. (b)	37,710,000	69,113,757
BWX Technologies, Inc. (b)	18,440,000	18,909,667
Greenbrier Cos., Inc.	5,372,000	6,156,043
JBT Marel Corp. (b) (d)	8,454,000	8,589,010
		102,768,477
See accompanying notes to financial statements.
134

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
MEDIA — 0.2%
Sirius XM Holdings, Inc.	9,434,000	$10,788,911
METALS & MINING — 1.6%
Almonty Industries, Inc. (b)	11,860,000	12,652,722
B2Gold Corp. (a) (b)	7,203,000	10,047,753
Centrus Energy Corp. (b) (d)	12,545,000	12,934,773
Centrus Energy Corp. (d)	6,007,000	11,893,980
Endeavour Silver Corp. (b)	4,389,000	4,525,893
Energy Fuels, Inc. (b)	10,437,000	10,840,077
First Majestic Silver Corp. (b)	4,896,000	5,535,614
MP Materials Corp. (b)	12,710,000	34,225,234
		102,656,046
OFFICE ELECTRONICS — 1.2%
Advanced Energy Industries, Inc. (b)	16,900,000	18,523,752
Avnet, Inc. (b)	9,593,000	13,423,389
Enovix Corp. (b)	6,040,000	5,172,414
OSI Systems, Inc. (d)	5,749,000	7,571,951
OSI Systems, Inc. (b) (d)	7,667,000	7,146,794
Vishay Intertechnology, Inc. (a)	11,225,000	22,269,053
Xerox Holdings Corp.	5,925,000	2,070,195
		76,177,548
OIL, GAS & CONSUMABLE FUELS — 1.2%
Atlas Energy Solutions, Inc. (b)	6,032,000	8,125,104
Crescent Energy Co. (b)	10,181,000	10,046,000
Kosmos Energy Ltd.	3,770,000	2,762,166
Liberty Energy, Inc. (b) (d)	7,514,000	7,275,956
Liberty Energy, Inc. (b) (d)	12,368,000	12,754,376
Northern Oil & Gas, Inc.	7,704,000	7,368,029
ProPetro Holding Corp. (b)	10,389,000	9,795,892
Solaris Energy Infrastructure, Inc.	11,475,000	18,535,912
		76,663,435
PHARMACEUTICALS — 1.4%
Dexcom, Inc.	18,110,000	16,920,716
Indivior Pharmaceuticals, Inc. (b)	7,420,000	9,031,698
Jazz Investments I Ltd. (a)	14,637,000	24,956,378
Mirum Pharmaceuticals, Inc. (b)	9,416,000	10,177,566
Zoetis, Inc. (b)	29,864,000	27,144,286
		88,230,644
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Boston Properties LP (a) (b)	14,575,000	14,115,159
Digital Realty Trust LP (a) (b)	16,884,000	18,108,596
Federal Realty OP LP (b)	6,767,000	7,477,941
Healthcare Realty Holdings LP (b)	10,319,000	10,580,690
IIP Operating Partnership LP (b)	11,870,000	12,613,537
Kimco Realty OP LLC (b)	8,897,000	9,058,036
Pebblebrook Hotel Trust (b)	5,440,000	7,321,097
PennyMac Corp.	5,300,000	5,402,873
Realty Income Corp. (b)	13,055,000	13,432,028
Rexford Industrial Realty LP (b) (d)	8,187,000	8,163,258
Security Description	Shares	Value
Rexford Industrial Realty LP (b) (d)	8,687,000	$8,535,933
Starwood Property Trust, Inc.	5,500,000	5,591,355
Welltower OP LLC (b) (d)	16,032,000	38,087,864
Welltower OP LLC (b) (d)	15,232,000	27,369,924
		185,858,291
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Compass, Inc. (a) (b)	14,040,000	15,256,145
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Amkor Technology, Inc. (a) (b)	16,723,000	19,952,546
Camtek Ltd. (b)	7,202,000	12,034,470
Microchip Technology, Inc. (d)	18,070,000	19,905,551
Microchip Technology, Inc. (a) (b) (d)	13,513,000	15,616,163
MKS, Inc. (a)	21,159,000	62,434,284
Nova Ltd. (b)	11,791,000	21,759,465
ON Semiconductor Corp. (d)	23,120,000	27,901,678
ON Semiconductor Corp. (b) (d)	20,625,000	20,519,813
Onto Innovation, Inc. (b)	23,230,000	30,688,224
Semtech Corp. (b)	5,713,000	10,526,774
SiTime Corp.	20,768,000	23,026,935
Synaptics, Inc. (a)	6,272,000	9,312,477
Ultra Clean Holdings, Inc. (b)	8,795,000	16,543,747
		290,222,127
SOFTWARE — 15.7%
Akamai Technologies, Inc. (d)	18,975,000	22,636,226
Akamai Technologies, Inc. (d)	26,266,000	38,390,911
Akamai Technologies, Inc. (a) (b) (d)	27,509,000	25,929,983
Akamai Technologies, Inc. (b) (d)	23,764,000	21,865,732
Bentley Systems, Inc.	7,653,000	7,344,508
Bill Holdings, Inc.	20,688,000	17,867,191
BlackLine, Inc.	9,914,000	9,134,264
Box, Inc.	7,937,000	7,745,163
Cloudflare, Inc. (a) (d)	18,575,000	23,886,521
Cloudflare, Inc. (d)	30,195,000	38,275,484
Commvault Systems, Inc. (b)	13,090,000	12,446,888
CoreWeave, Inc. (a) (b) (d)	37,937,000	45,289,949
CoreWeave, Inc. (a) (b) (d)	60,576,000	66,754,146
Datadog, Inc.	15,467,000	21,947,518
DigitalOcean Holdings, Inc. (a) (d)	4,907,000	5,554,184
DigitalOcean Holdings, Inc. (b) (d)	9,348,000	38,242,481
Evolent Health, Inc.	5,610,000	4,214,456
Five9, Inc.	10,650,000	9,449,106
Guidewire Software, Inc.	9,696,000	9,332,691
Nebius Group NV (b) (d)	7,220,000	38,835,297
Nebius Group NV (b) (d)	7,195,000	38,658,807
Nebius Group NV (b) (d)	24,140,000	51,921,278
Nebius Group NV (b) (d)	23,690,000	50,693,520
Nebius Group NV (b) (d)	25,850,000	45,830,758
Nebius Group NV (b) (d)	38,750,000	67,213,038
Nutanix, Inc. (d)	6,554,000	7,401,629
See accompanying notes to financial statements.
135

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Nutanix, Inc. (d)	13,356,000	$13,154,725
PagerDuty, Inc.	5,085,000	4,751,780
Planet Labs PBC (b)	6,885,000	20,217,871
Progress Software Corp.	6,390,000	6,140,343
Snowflake, Inc. (d)	15,455,000	25,711,711
Snowflake, Inc. (d)	18,308,000	32,334,125
Strategy, Inc. (d)	11,202,000	11,442,843
Strategy, Inc. (d)	8,512,000	7,838,190
Strategy, Inc. (d)	12,013,000	11,650,928
Strategy, Inc. (d)	15,231,000	15,569,890
Strategy, Inc. (d)	21,550,000	18,602,822
Strategy, Inc. (d)	31,115,000	27,616,430
Tyler Technologies, Inc. (b)	22,148,000	22,003,595
Unity Software, Inc. (d)	8,671,000	8,520,211
Unity Software, Inc. (d)	10,152,000	11,480,491
Workiva, Inc.	10,221,000	9,578,610
		973,476,294
SPECIALTY RETAIL — 1.3%
Cheesecake Factory, Inc.	9,363,000	11,918,350
Freshpet, Inc. (a)	4,779,000	5,557,308
GameStop Corp. (d)	21,830,000	22,202,420
GameStop Corp. (d)	41,455,000	41,975,674
		81,653,752
TRANSPORTATION INFRASTRUCTURE — 0.6%
Knight-Swift Transportation Holdings, Inc. (b)	23,043,000	26,884,959
Scorpio Tankers, Inc. (b)	5,935,000	5,939,570
World Kinect Corp.	5,356,000	6,941,323
		39,765,852
WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Applied Digital Corp.	6,722,000	26,843,097
AST SpaceMobile, Inc. (b) (d)	4,543,000	7,239,543
AST SpaceMobile, Inc. (b) (d)	17,618,000	20,502,948
AST SpaceMobile, Inc. (b) (d)	15,795,000	16,944,086
Ciena Corp. (b)	43,497,000	45,861,497
GDS Holdings Ltd.	7,200,000	8,696,304
InterDigital, Inc.	5,723,000	20,895,703
Keel Infrastructure Corp. (b)	6,717,000	7,454,056
		154,437,234
TOTAL CONVERTIBLE BONDS (Cost $4,090,523,546)		4,836,743,222
CONVERTIBLE FOREIGN BONDS — 0.4%
BANKS — 0.2%
Barclays Bank PLC 1.00%	10,825,000	10,728,441
GAS UTILITIES — 0.1%
Golar LNG Ltd. 2.75%	8,600,000	9,755,926
INTERACTIVE MEDIA & SERVICES — 0.1%
iQIYI, Inc. 4.63%	5,800,000	5,263,326
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $25,771,350)		25,747,693
Security Description	Shares	Value
PREFERRED STOCKS — 8.9%
BANKS — 2.5%
Bank of America Corp. 7.25%, 12/31/2049	45,836	$57,501,262
KKR & Co., Inc. 6.25%, 3/1/2028 (a)	785,939	31,319,669
Wells Fargo & Co. 7.50%, 12/31/2049	59,162	68,450,434
		157,271,365
INTERACTIVE MEDIA & SERVICES — 4.7%
Alphabet, Inc. 6.25%, 5/15/2029	2,866,800	145,891,452
Alphabet, Inc. 6.25%, 5/15/2029 (a)	2,866,800	144,200,040
		290,091,492
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Microchip Technology, Inc. 7.50%, 3/15/2028 (a)	454,569	34,869,988
SOFTWARE — 0.2%
Strategy, Inc. 8.00%, 12/31/2049 (a)	160,000	9,411,200
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Super Micro Computer, Inc. 7.00%, 6/1/2029	1,127,100	58,564,116
TOTAL PREFERRED STOCKS (Cost $560,253,516)		550,208,161
WARRANTS — 0.0% *
SPECIALTY RETAIL — 0.0% *
GameStop Corp. (expiring 10/30/26) (c)	194,250	541,957
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Xerox Holdings Corp. (expiring 02/14/28) (c)	142,170	39,154
TOTAL WARRANTS (Cost $0)		581,111
CONVERTIBLE PREFERRED STOCKS — 8.3%
AEROSPACE & DEFENSE — 1.9%
Boeing Co. 6.00%, 10/15/2027 (a)	1,717,757	115,605,046
CHEMICALS — 0.6%
Albemarle Corp. 7.25%, 3/1/2027 (a)	696,124	38,530,464
See accompanying notes to financial statements.
136

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
COMMERCIAL SERVICES — 0.2%
Shift4 Payments, Inc. 6.00%, 5/1/2028	151,001	$9,402,832
DISTRIBUTION & WHOLESALE — 0.1%
VSE Corp. 5.75%, 2/1/2029	141,400	8,154,538
DIVERSIFIED FINANCIAL SERVICES — 0.3%
ARES Management Corp. Series B, 6.75%, 10/1/2027	446,721	16,372,325
ELECTRIC — 2.6%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (e)	198,116	5,736,251
NextEra Energy, Inc.:
7.23%, 11/1/2027 (a)	465,220	23,121,434
7.30%, 6/1/2027	606,407	32,224,468
7.38%, 2/15/2029	696,900	33,409,386
PG&E Corp. Series A, 6.00%, 12/1/2027	496,255	20,530,069
PPL Corp. 7.00%, 2/15/2029 (a)	343,700	16,865,359
Southern Co. Series A, 7.13%, 12/15/2028 (a)	599,804	29,834,251
		161,721,218
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Novanta, Inc. 6.50%, 11/1/2028	172,150	11,602,910
HEALTH CARE PRODUCTS — 0.3%
Bruker Corp. 6.38%, 9/1/2028	37,110	16,621,940
HOME FURNISHINGS — 0.1%
Whirlpool Corp. Series A, 8.50%, 2/15/2029 (a)	198,200	6,960,784
IT SERVICES — 0.8%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	450,726	52,130,969
RETAIL — 0.1%
QXO, Inc. 5.50%, 5/15/2028 (a)	172,900	8,427,146
Security Description	Shares	Value
SOFTWARE — 1.1%
Oracle Corp. Series D, 6.50%, 1/15/2029	1,515,415	$68,117,904
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $510,176,261)		513,648,076
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	19,581,036	19,581,036
State Street Navigator Securities Lending Portfolio II (h) (i)	202,183,346	202,183,346
TOTAL SHORT-TERM INVESTMENTS (Cost $221,764,382)		221,764,382
TOTAL INVESTMENTS — 103.0% (Cost $5,631,618,312)		6,386,687,463
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(187,375,162)
NET ASSETS — 100.0%		$6,199,312,301

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 39.4% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
137

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$223,956,184	$—	$223,956,184
Common Stocks	14,038,634	—	—	14,038,634
Convertible Bonds	—	4,836,743,222	—	4,836,743,222
Convertible Foreign Bonds	—	25,747,693	—	25,747,693
Convertible Preferred Stocks	507,911,825	5,736,251	—	513,648,076
Preferred Stocks	550,208,161	—	—	550,208,161
Warrants	581,111	—	—	581,111
Short-Term Investments	221,764,382	—	—	221,764,382
TOTAL INVESTMENTS	$1,294,504,113	$5,092,183,350	$—	$6,386,687,463
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,364,336	$22,364,336	$683,866,442	$686,649,742	$—	$—	19,581,036	$19,581,036	$485,234
State Street Navigator Securities Lending Portfolio II	231,756,636	231,756,636	2,409,681,454	2,439,254,744	—	—	202,183,346	202,183,346	1,134,368
Total		$254,120,972	$3,093,547,896	$3,125,904,486	$—	$—		$221,764,382	$1,619,602
See accompanying notes to financial statements.
138

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 1.1%
Advantage Sales & Marketing, Inc.:
6.50%, 11/15/2028 (a)	$800	$682
9.00%, 11/15/2030 (a) (b)	2,746,164	2,447,244
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	10,605,000	10,988,689
7.50%, 3/15/2033 (a) (b)	3,681,000	3,879,995
7.88%, 4/1/2030 (a)	5,153,000	5,361,594
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	2,871,000	2,109,065
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	19,445,000	19,836,622
9.50%, 2/15/2033 (a)	12,027,000	12,164,829
10.38%, 5/15/2031 (a)	10,824,000	11,214,422
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	2,279,800	2,220,115
6.00%, 6/15/2034 (a)	2,491,000	2,486,242
Stagwell Global LLC 5.63%, 8/15/2029 (a)	10,632,000	10,256,265
		82,965,764
AEROSPACE & DEFENSE — 2.5%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	7,651,000	7,825,213
Bombardier, Inc.:
5.88%, 1/15/2035 (a)	2,809,000	2,819,562
6.75%, 6/15/2033 (a)	7,384,000	7,647,535
7.00%, 6/1/2032 (a)	5,193,000	5,383,531
7.25%, 7/1/2031 (a)	7,980,000	8,353,943
8.75%, 11/15/2030 (a)	4,218,000	4,461,547
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	8,066,000	8,071,404
Goat Holdco LLC 6.75%, 2/1/2032 (a)	3,318,160	3,396,701
Moog, Inc. 5.50%, 10/15/2034 (a)	4,587,000	4,523,287
TransDigm, Inc.:
4.63%, 1/15/2029	32,600	32,094
4.88%, 5/1/2029	2,050,000	2,018,614
6.00%, 1/15/2033 (a)	11,924,500	12,037,902
6.13%, 7/31/2034 (a)	9,849,000	9,840,037
6.25%, 1/31/2034 (a)	4,355,000	4,444,016
6.38%, 3/1/2029 (a)	20,861,200	21,189,972
6.38%, 5/31/2033 (a)	21,069,000	21,283,272
6.63%, 3/1/2032 (a)	21,126,000	21,667,671
6.75%, 8/15/2028 (a)	11,184,800	11,296,872
6.75%, 1/31/2034 (a)	11,201,000	11,495,026
6.88%, 12/15/2030 (a)	8,642,700	8,889,190
Security Description	Principal Amount	Value
7.13%, 12/1/2031 (a)	$8,922,000	$9,236,947
		185,914,336
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	6,729,800	6,774,688
AIRLINES — 1.1%
Alaska Airlines, Inc. 6.50%, 6/1/2031 (a) (b)	3,216,000	3,231,726
Allegiant Travel Co. 7.13%, 7/1/2031 (a) (b)	5,319,000	5,382,881
American Airlines, Inc. 7.25%, 2/15/2028 (a) (b)	7,961,000	8,059,717
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a) (b)	2,362,546	2,415,703
9.50%, 1/28/2031 (a)	4,923,000	4,847,284
9.63%, 2/14/2030 (a)	7,508,000	7,445,534
10.25%, 1/7/2032 (a) (c)	2,340,000	2,342,387
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	11,063,800	10,034,424
OneSky Flight LLC 8.88%, 12/15/2029 (a)	4,725,000	4,998,247
United Airlines Holdings, Inc.:
4.88%, 3/1/2029	7,708,000	7,629,224
5.38%, 3/1/2031	4,525,000	4,498,212
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	9,063,000	8,625,982
8.75%, 1/15/2032 (a) (b)	4,266,000	4,239,764
9.50%, 6/1/2028 (a) (b)	3,964,000	4,016,285
WestJet Airlines Ltd. 8.00%, 2/14/2031 (a)	3,405,000	3,417,258
		81,184,628
APPAREL — 0.1%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	1,309,300	1,374,634
William Carter Co. 7.38%, 2/15/2031 (a) (b)	6,907,000	7,147,088
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	1,263,000	1,188,988
		9,710,710
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc. 5.88%, 12/1/2033 (a)	1,903,000	1,895,388
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	5,334,800	4,274,882
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	490	489
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	7,604,000	7,819,269
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	6,728,000	7,227,016
See accompanying notes to financial statements.
139

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC:
2.75%, 3/9/2028 (a)	$451,800	$429,531
5.63%, 9/29/2028 (a)	5,688,000	5,666,386
6.13%, 9/30/2030 (a)	4,642,000	4,563,040
7.05%, 9/15/2028 (a)	10,842,800	11,103,244
Nissan Motor Co. Ltd.:
7.50%, 7/17/2030 (a)	7,959,000	8,204,694
7.75%, 7/17/2032 (a)	6,950,000	7,201,034
8.13%, 7/17/2035 (a)	5,641,500	6,012,767
		64,397,740
AUTO PARTS & EQUIPMENT — 2.5%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	2,082,000	2,116,249
7.50%, 2/15/2033 (a) (b)	7,095,000	7,324,239
8.25%, 4/15/2031 (a) (b)	546,000	570,363
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	3,761,600	3,652,589
6.38%, 10/15/2032 (a)	4,916,000	4,897,909
7.75%, 10/15/2033 (a)	8,455,000	8,354,893
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (d)	5,647,000	5,768,298
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	5,318,630	5,396,495
6.75%, 2/15/2030 (a)	2,817,000	2,902,102
6.75%, 9/15/2032 (a)	9,255,000	9,445,375
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	7,681,000	7,760,038
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (a)	4,222,000	4,225,504
6.38%, 4/15/2034 (a)	3,370,000	3,362,316
Dexko Global, Inc. 7.50%, 4/15/2032 (a) (b)	4,438,175	3,671,791
Dorman Products, Inc. 6.25%, 6/15/2034 (a)	1,237,000	1,250,731
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	2,898,000	2,580,698
Forvia SE:
6.75%, 9/15/2033 (a) (b)	1,134,000	1,132,254
8.00%, 6/15/2030 (a) (b)	3,432,700	3,614,358
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	8,452,000	8,871,050
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	5,077,500	4,852,871
5.25%, 7/15/2031	9,499,500	8,452,560
6.63%, 7/15/2030 (b)	3,284,000	3,169,815
8.88%, 7/15/2032	7,779,000	7,846,055
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,909,000	5,031,970
Security Description	Principal Amount	Value
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	$7,821,000	$7,867,926
6.25%, 8/15/2033 (a)	7,622,000	7,756,376
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	360	147
Realtruck Group, Inc. 6.25%, 7/31/2031 (a)	75,000	15,413
Tenneco, Inc. 8.00%, 11/17/2028 (a)	16,571,600	16,673,515
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	4,717,800	4,673,358
6.88%, 4/14/2028 (a)	4,635,000	4,731,547
6.88%, 4/23/2032 (a)	4,067,800	4,001,780
7.13%, 4/14/2030 (a)	8,263,000	8,315,222
7.50%, 3/24/2031 (a)	12,425,000	12,510,857
		182,796,664
BANKS — 0.1%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	472,700	472,330
12.25%, 10/1/2030 (a)	4,652,000	5,019,462
		5,491,792
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	5,474,000	5,345,361
6.25%, 4/1/2029 (a)	2,855,000	2,866,334
		8,211,695
BIOTECHNOLOGY — 0.2%
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	2,475,000	2,431,341
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	8,244,000	8,398,328
7.25%, 12/15/2033 (a)	7,147,000	7,461,754
		18,291,423
CHEMICALS — 2.7%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,467,000	2,566,864
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 7.13%, 6/15/2033 (a)	5,651,000	5,708,866
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	5,907,800	6,021,171
6.75%, 4/15/2033 (b)	3,406,000	3,470,510
7.00%, 2/15/2031	6,629,000	6,820,644
7.17%, 7/15/2027	876,000	895,018
7.33%, 7/15/2029	9,352,000	9,774,897
7.35%, 11/15/2028	7,752,000	8,076,886
7.38%, 7/15/2032	9,817,000	10,307,948
7.38%, 2/15/2034 (b)	7,235,000	7,473,321
7.55%, 11/15/2030	3,296,000	3,493,628
See accompanying notes to financial statements.
140

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.70%, 11/15/2033	$8,341,000	$8,911,358
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	6,181,800	5,554,718
Chemours Co.:
4.63%, 11/15/2029 (a)	6,459,950	6,164,860
5.75%, 11/15/2028 (a)	14,800	14,790
7.88%, 3/15/2034 (a)	4,054,000	4,074,392
8.00%, 1/15/2033 (a)	5,916,000	5,989,536
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	5,407,700	5,200,044
12.00%, 2/15/2031 (a)	3,349,600	3,462,080
FMC Corp.:
5.65%, 5/18/2033 (b)	3,753,000	3,359,385
5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (d)	3,733,700	2,724,257
INEOS Finance PLC 7.50%, 4/15/2029 (a)	7,256,900	7,051,747
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a) (b)	3,916,000	3,965,185
Olin Corp. 6.63%, 4/1/2033 (a)	3,815,570	3,769,860
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	5,367,000	5,206,902
6.75%, 8/1/2032 (a)	9,853,000	9,624,607
7.25%, 6/15/2031 (a)	5,232,800	5,314,170
7.25%, 2/15/2033 (a)	12,002,000	11,861,577
Perimeter Holdings LLC 6.25%, 1/15/2034 (a)	6,379,000	6,373,450
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a) (b)	5,382,000	5,267,794
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	8,673,000	8,617,146
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.13%, 7/15/2033 (a) (c)	1,405,000	1,406,855
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a)	7,276,200	6,840,647
6.63%, 8/15/2032 (a)	6,045,000	5,858,330
7.00%, 8/1/2033 (a)	7,129,000	6,949,991
		198,173,434
COAL — 0.0% *
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	2,419,750	2,288,817
COMMERCIAL SERVICES — 4.7%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	7,619,000	7,300,831
5.88%, 10/15/2033 (a)	8,271,000	8,125,513
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	7,827,000	8,107,520
Security Description	Principal Amount	Value
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	$11,799,000	$12,331,961
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	3,623,000	3,605,247
6.88%, 6/15/2030 (a)	9,612,000	9,868,064
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a) (b)	3,579,000	3,528,608
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	1,609,800	1,546,535
APi Group DE, Inc. 5.75%, 6/1/2034 (a)	2,871,000	2,847,630
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.00%, 2/15/2031 (a) (b)	7,071,450	7,139,477
8.25%, 1/15/2030 (a) (b)	2,913,000	2,999,982
8.38%, 6/15/2032 (a) (b)	4,591,000	4,622,953
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	6,832,000	6,863,700
Block, Inc.:
5.63%, 8/15/2030 (a)	6,444,000	6,461,205
6.00%, 8/15/2033 (a)	9,639,000	9,699,919
6.50%, 5/15/2032	17,229,000	17,594,255
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	4,844,000	4,711,371
Cimpress PLC 7.38%, 9/15/2032 (a)	5,842,000	5,908,832
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	2,000	1,925
4.88%, 7/1/2029 (a) (b)	36,000	32,211
CompoSecure Holdings LLC 5.63%, 2/1/2033 (a)	3,223,000	3,145,648
CoreCivic, Inc. 8.25%, 4/15/2029	4,287,000	4,466,025
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	3,721,000	3,846,323
EquipmentShare.com, Inc.:
7.13%, 7/1/2034 (a) (c)	9,631,000	9,461,687
8.00%, 3/15/2033 (a) (b)	1,023,000	1,047,122
8.63%, 5/15/2032 (a)	3,493,000	3,635,724
9.00%, 5/15/2028 (a)	8,693,740	8,878,308
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	1,702,000	1,676,317
6.50%, 1/15/2031 (a)	5,009,000	5,077,523
8.25%, 8/1/2032 (a)	8,562,000	8,761,238
8.38%, 11/15/2032 (a)	2,922,900	2,990,010
GEO Group, Inc.:
8.63%, 4/15/2029	4,343,000	4,519,673
10.25%, 4/15/2031	7,364,000	7,962,325
Graham Holdings Co. 5.63%, 12/1/2033 (a)	3,415,000	3,380,850
See accompanying notes to financial statements.
141

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	$3,743,000	$3,736,113
6.00%, 3/15/2034 (a) (b)	3,234,000	3,211,912
6.63%, 6/15/2029 (a)	7,968,000	8,138,197
7.00%, 6/15/2030 (a)	14,928,000	15,462,572
7.25%, 6/15/2033 (a)	7,560,000	7,883,946
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	294,000	268,740
5.00%, 12/1/2029 (a)	2,514,000	771,345
12.63%, 7/15/2029 (a) (b)	8,507,800	6,919,139
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,507
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	8,088,000	5,869,542
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	1,060,000	1,056,057
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	3,976,800	2,656,940
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,095,000	2,085,782
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	2,887,800	1,091,791
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	6,446,000	6,303,414
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	9,559,000	9,344,018
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	9,478,000	9,833,520
11.00%, 6/1/2031 (a)	159,000	154,454
Service Corp. International:
4.00%, 5/15/2031	72,740	68,658
5.75%, 10/15/2032	3,257,000	3,269,930
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	8,422,100	8,439,534
Sotheby's 8.25%, 4/15/2031 (a)	5,476,000	5,447,361
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	4,291,000	4,498,770
United Rentals North America, Inc.:
3.75%, 1/15/2032	6,793,000	6,298,198
5.38%, 11/15/2033 (a)	17,688,000	17,432,585
6.13%, 3/15/2034 (a)	2,240,000	2,299,651
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	3,360,000	3,411,979
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	8,984,000	9,287,659
WEX, Inc. 6.50%, 3/15/2033 (a)	4,375,800	4,358,384
Williams Scotsman, Inc.:
6.63%, 6/15/2029 (a)	5,061,000	5,167,433
Security Description	Principal Amount	Value
6.63%, 4/15/2030 (a)	$2,367,000	$2,438,199
		349,366,842
COMPUTERS — 0.2%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	3,041,500	2,564,076
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	100	95
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	13,396,000	11,383,787
		13,947,958
CONSTRUCTION MATERIALS — 2.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2032 (a)	1,584,000	729,178
Ameritex Holdco Intermediate LLC 7.63%, 8/15/2033 (a)	3,481,100	3,638,968
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	9,676,000	9,018,612
6.38%, 6/15/2032 (a)	1,182,300	1,199,869
6.38%, 3/1/2034 (a)	8,968,240	9,067,518
6.75%, 5/15/2035 (a)	10,645,000	10,850,768
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	3,907,700	2,427,815
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a) (b)	2,629,000	1,631,820
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a) (b)	3,607,000	3,468,708
12.75%, 1/15/2031 (a)	434,951	333,590
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	17,570,000	17,963,392
6.75%, 7/15/2031 (a)	4,976,000	5,144,587
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (b)	6,405,400	6,478,486
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	7,937,100	7,857,253
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,167,000	2,983,156
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	2,731,000	2,720,841
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	3,868,000	2,015,460
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	29,347,000	29,965,928
6.75%, 3/1/2033 (a)	10,495,000	10,695,769
See accompanying notes to financial statements.
142

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	$6,855,490	$7,228,429
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	6,352,000	6,122,312
6.25%, 8/1/2033 (a)	12,588,100	12,493,312
6.50%, 8/15/2032 (a)	4,644,960	4,675,942
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	3,548,200	2,880,393
		161,592,106
DISTRIBUTION & WHOLESALE — 0.6%
Core & Main LP 6.00%, 7/1/2034 (a) (c)	4,425,000	4,444,160
Dealer Tire Financial LLC 10.38%, 10/1/2031 (a) (c)	3,745,000	3,732,229
Gates Corp. 6.88%, 7/1/2029 (a)	1,548,000	1,584,796
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	5,274,000	5,344,988
7.75%, 3/15/2031 (a)	2,497,000	2,592,136
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	7,147,000	7,189,882
S&S Holdings LLC 8.38%, 10/1/2031 (a)	6,001,000	5,677,546
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,735,000	3,688,723
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	9,132,700	9,343,757
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	4,579,000	4,771,135
		48,369,352
DIVERSIFIED FINANCIAL SERVICES — 6.6%
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (d)	5,499,660	5,450,218
6.70%, 2/14/2033 (b)	4,585,500	4,730,081
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	5,729,000	6,040,715
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	5,118,000	5,253,115
7.75%, 4/15/2030 (a)	2,533,000	2,626,873
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	6,632,000	6,785,862
Burford Capital Global Finance LLC:
7.50%, 7/15/2033 (a) (b)	645,000	546,425
8.50%, 1/15/2034 (a) (b)	2,308,000	2,019,662
9.25%, 7/1/2031 (a)	6,421,000	6,250,137
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	3,931,900	3,733,103
3.63%, 10/1/2031 (a)	6,098,000	5,316,541
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	4,687,000	4,702,795
9.25%, 12/15/2028 (a)	3,638,000	3,787,340
Security Description	Principal Amount	Value
CrossCountry Intermediate HoldCo LLC:
6.50%, 10/1/2030 (a)	$4,325,000	$4,264,536
6.75%, 12/1/2032 (a)	5,594,000	5,402,965
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a)	3,367,000	3,404,172
6.63%, 6/1/2032 (a)	4,520,000	4,525,469
8.50%, 5/15/2030 (a)	7,515,000	7,984,312
Enova International, Inc. 9.13%, 8/1/2029 (a)	3,918,600	4,096,465
First Eagle Holdings, Inc. 7.25%, 8/15/2032 (a)	6,733,000	6,783,767
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	8,323,000	8,403,400
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	7,106,000	6,900,850
7.88%, 4/1/2033 (a)	5,049,000	4,921,311
8.38%, 4/1/2032 (a)	10,000	10,173
9.13%, 5/15/2031 (a)	4,034,000	4,171,761
9.25%, 2/1/2029 (a)	10,602,800	11,019,808
GGAM Finance Ltd. 8.00%, 6/15/2028 (a)	5,761,000	5,967,647
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	9,121,800	9,254,431
goeasy Ltd.:
7.63%, 7/1/2029 (a) (b)	4,997,000	4,716,119
9.25%, 12/1/2028 (a)	4,428,000	4,351,218
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	3,193,160	3,111,862
6.13%, 11/1/2032 (a)	18,835,000	18,822,946
6.75%, 5/1/2033 (a)	7,043,800	7,237,645
7.13%, 4/30/2031 (a)	16,807,000	17,380,959
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	9,036,000	8,726,607
6.63%, 10/15/2031 (a)	4,805,000	4,731,003
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (a)	3,258,000	3,423,050
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	18,000	17,974
Nationstar Mortgage Holdings LLC:
5.13%, 12/15/2030 (a)	400	401
5.75%, 11/15/2031 (a)	800	813
7.13%, 2/1/2032 (a)	800	814
Navient Corp.:
5.50%, 3/15/2029 (b)	7,258,700	6,966,102
7.88%, 6/15/2032 (b)	6,893,100	6,443,877
9.38%, 7/25/2030 (b)	1,277,000	1,297,189
9.38%, 10/15/2031	3,050,000	3,037,983
11.50%, 3/15/2031	3,622,000	3,822,623
OneMain Finance Corp.:
3.88%, 9/15/2028	747,000	723,582
4.00%, 9/15/2030	109,800	101,495
See accompanying notes to financial statements.
143

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.13%, 5/15/2030	$7,064,000	$7,062,022
6.50%, 3/15/2033	7,022,000	6,907,963
6.63%, 5/15/2029	11,924,000	12,159,380
6.75%, 3/15/2032	2,146,000	2,152,545
6.75%, 9/15/2033	5,805,000	5,749,272
7.13%, 11/15/2031	3,783,000	3,847,462
7.13%, 9/15/2032	1,725,000	1,754,532
7.50%, 5/15/2031	9,338,000	9,647,648
7.88%, 3/15/2030	7,387,000	7,688,537
Osaic Holdings, Inc.:
6.75%, 8/1/2032 (a)	5,778,000	5,789,556
8.00%, 8/1/2033 (a)	9,714,000	9,735,177
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	3,188,000	3,159,053
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,055,000	1,007,166
5.75%, 9/15/2031 (a)	5,659,000	5,367,958
6.75%, 2/15/2034 (a)	2,666,000	2,559,280
6.88%, 5/15/2032 (a)	7,628,000	7,465,829
6.88%, 2/15/2033 (a)	2,889,000	2,813,828
7.13%, 11/15/2030 (a)	4,445,000	4,498,473
7.88%, 12/15/2029 (a)	5,645,000	5,868,824
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	8,024,700	7,854,657
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	5,929,000	6,121,159
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	8,469,000	8,365,255
PRA Group, Inc. 8.88%, 1/31/2030 (a)	4,905,000	5,061,666
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	4,722,000	4,930,429
Rfna LP 7.88%, 2/15/2030 (a)	1,847,000	1,860,058
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	13,997,000	14,252,025
6.13%, 8/1/2031 (a)	6,723,000	6,866,267
6.38%, 8/1/2033 (a)	10,364,000	10,543,090
6.50%, 8/1/2029 (a)	8,937,000	9,125,213
6.50%, 6/15/2034 (a)	3,568,000	3,659,198
7.13%, 2/1/2032 (a)	5,517,000	5,725,598
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033 (a) (b)	3,718,250	3,347,355
SLM Corp.:
6.50%, 1/31/2030	4,997,000	5,069,307
SOFR + 2.71%, 6.50%, 5/15/2032 (b) (d)	1,353,000	1,353,244
Stonebriar ABF Issuer LLC:
7.00%, 8/15/2031 (a) (c)	3,315,000	3,315,895
8.13%, 12/15/2030 (a)	6,160,000	6,437,077
Security Description	Principal Amount	Value
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	$7,161,000	$7,363,298
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,285,000	4,495,908
Synchrony Financial 7.25%, 2/2/2033	7,975,000	8,318,164
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	28,000	26,004
5.75%, 6/15/2027 (a)	2,518,000	2,493,550
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	4,638,000	4,129,304
6.63%, 2/1/2030 (a)	7,272,800	6,769,959
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	2,724,000	2,818,250
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	4,845,100	5,067,490
WS Escrow LLC 7.75%, 6/1/2033 (a)	5,283,000	5,421,626
		495,293,747
ELECTRIC — 2.7%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (d)	5,051,270	4,989,998
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (d)	8,071,000	8,252,033
Alpha Generation LLC:
6.25%, 1/15/2034 (a)	4,872,000	4,794,145
6.75%, 10/15/2032 (a)	5,323,000	5,420,784
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	5,547,800	5,560,782
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	52,500	48,703
5.75%, 1/15/2034 (a)	1,473,000	1,443,540
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	6,556,000	6,673,025
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (d)	6,081,000	6,243,423
EUSHI Finance, Inc. 5 yr. CMT + 2.51%, 6.25%, 4/1/2056 (d)	4,368,000	4,336,900
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	1,211,000	1,199,786
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	4,567,000	4,818,733
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	430	410
5.75%, 1/15/2028 (a)	840	840
5.75%, 7/15/2029 (a)	4,820,800	4,821,571
See accompanying notes to financial statements.
144

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.75%, 1/15/2034 (a)	$7,758,000	$7,688,023
5.88%, 5/15/2034 (a)	10,829,000	10,768,466
6.00%, 2/1/2033 (a)	5,791,000	5,822,387
6.00%, 1/15/2036 (a)	12,122,000	12,084,179
6.13%, 5/15/2036 (a)	6,236,000	6,242,548
6.25%, 11/1/2034 (a)	6,452,000	6,532,134
PacifiCorp:
5 yr. CMT + 3.29%, 7.13%, 8/15/2056 (d)	9,876,000	9,827,311
5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (d)	7,143,000	7,211,930
PG&E Corp.:
5 yr. CMT + 3.23%, 6.85%, 9/15/2056 (d)	9,161,000	9,131,135
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (d)	12,235,700	12,469,647
Talen Energy Supply LLC:
6.25%, 2/1/2034 (a)	11,830,000	11,756,417
6.50%, 2/1/2036 (a)	5,618,000	5,661,933
VoltaGrid LLC 7.38%, 11/1/2030 (a)	14,408,000	14,963,861
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/2029 (a) (b)	8,694,300	8,999,383
7.75%, 4/15/2034 (a)	470,000	494,684
8.38%, 1/15/2031 (a) (b)	3,870,700	4,127,908
8.63%, 3/15/2033 (a)	10,129,000	10,863,859
		203,250,478
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
WESCO Distribution, Inc.:
5.25%, 4/15/2031 (a)	4,121,000	4,091,452
5.50%, 4/15/2034 (a)	3,743,000	3,703,436
6.38%, 3/15/2029 (a)	7,197,000	7,338,853
6.38%, 3/15/2033 (a)	8,678,900	8,904,899
6.63%, 3/15/2032 (a)	5,850,000	6,029,420
		30,068,060
ELECTRONICS — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	9,945,000	9,787,869
Sensata Technologies BV 5.88%, 9/1/2030 (a)	2,834,000	2,843,749
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	500	468
6.63%, 7/15/2032 (a)	1,961,110	2,017,080
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	2,411,000	2,325,313
		16,974,479
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 6.00%, 8/1/2033 (a)	6,397,000	6,404,421
Arcosa, Inc. 6.88%, 8/15/2032 (a)	3,600,000	3,756,132
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	3,174,950	2,857,645
Security Description	Principal Amount	Value
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	$6,903,000	$5,625,462
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	664,000	649,877
Global Infrastructure Solutions, Inc. 6.38%, 7/15/2034 (a) (c)	2,248,000	2,263,691
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	5,436,000	5,537,001
TopBuild Corp.:
4.13%, 2/15/2032 (a)	3,437,000	3,507,905
5.63%, 1/31/2034 (a) (b)	2,029,000	2,045,719
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 1/15/2034 (a)	5,435,000	5,446,033
		38,093,886
ENTERTAINMENT — 2.8%
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a)	4,174,000	4,288,409
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 1/15/2033 (a)	6,873,000	6,738,152
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	9,825,000	9,441,432
6.00%, 10/15/2032 (a) (b)	7,347,000	6,658,219
6.50%, 2/15/2032 (a) (b)	11,741,800	11,437,922
7.00%, 2/15/2030 (a)	16,774,000	16,878,167
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	7,691,000	7,684,001
6.75%, 5/1/2031 (a) (b)	2,645,000	2,692,107
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	3,559,000	3,551,526
7.00%, 8/1/2032 (a) (b)	5,405,000	5,577,474
Discovery Global Holdings, Inc. 4.05%, 3/15/2029	84,300	78,561
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	6,091,000	6,098,553
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,729,000	5,628,399
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	5,891,000	5,853,062
7.50%, 9/1/2031 (a)	3,000,000	3,109,710
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	4,781,000	4,033,586
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,475,000	4,352,654
See accompanying notes to financial statements.
145

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	$5,317,000	$5,545,950
11.88%, 4/15/2031 (a)	7,683,000	8,322,840
13.25%, 12/15/2029 (a)	67,000	75,710
Penn Entertainment, Inc. 6.75%, 4/1/2031 (a)	5,268,000	5,294,235
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	4,757,000	4,846,051
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	5,568,000	3,884,348
5.88%, 9/1/2031 (a)	3,305,000	2,104,029
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	4,296,000	4,351,633
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	2,283,000	2,317,998
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	8,969,300	7,672,967
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	4,398,000	4,296,362
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	7,206,000	7,163,845
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 1/15/2032 (a) (b)	8,035,000	8,275,889
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a) (b)	7,044,000	7,137,051
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	3,719,000	3,720,785
6.50%, 5/15/2032 (a)	2,258,000	2,298,531
Voyager Parent LLC 9.25%, 7/1/2032 (a)	15,043,000	15,907,371
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
6.25%, 3/15/2033 (a)	3,614,000	3,628,817
7.13%, 2/15/2031 (a)	8,598,000	9,084,647
		210,030,993
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.75%, 10/15/2033 (a)	4,187,000	4,216,351
6.38%, 2/1/2031 (a)	3,063,500	3,105,562
Security Description	Principal Amount	Value
GFL Environmental Holdings U.S., Inc.:
5.50%, 2/1/2034 (a)	$7,362,000	$7,199,889
5.63%, 7/1/2031 (a)	5,267,000	5,267,105
GFL Environmental, Inc.:
4.38%, 8/15/2029 (a)	6,733,080	6,540,985
4.75%, 6/15/2029 (a)	3,958,890	3,896,300
6.75%, 1/15/2031 (a)	574,900	591,779
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	6,657,000	6,351,510
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	5,040,000	5,158,238
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	3,215,000	3,295,922
		45,623,641
FOOD — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
5.50%, 3/31/2031 (a)	8,179,000	8,000,125
5.63%, 3/31/2032 (a)	10,701,000	10,341,339
5.75%, 3/31/2034 (a)	12,365,000	11,772,222
6.25%, 3/15/2033 (a)	5,372,600	5,326,234
6.50%, 2/15/2028 (a)	1,482,800	1,494,677
B&G Foods, Inc. 8.00%, 9/15/2028 (a) (b)	3,231,000	3,237,139
Chobani LLC/Chobani Finance Corp., Inc.:
6.38%, 4/15/2034 (a)	5,575,000	5,658,737
7.63%, 7/1/2029 (a)	955,000	985,130
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	5,601,700	5,651,275
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	3,538,000	3,468,514
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	4,477,000	4,562,735
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.:
7.13%, 4/30/2033 (a)	3,562,000	3,626,650
9.00%, 2/15/2029 (a)	6,280,000	6,573,339
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	4,263,600	4,082,951
4.38%, 1/31/2032 (a)	4,074,000	3,830,904
4.88%, 5/15/2028 (a)	273,100	271,120
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	7,286,000	7,065,963
5.63%, 3/1/2034 (a)	7,883,000	7,742,131
6.13%, 9/15/2032 (a)	5,112,300	5,177,175
Post Holdings, Inc.:
6.25%, 2/15/2032 (a)	7,433,000	7,545,536
6.25%, 10/15/2034 (a)	6,493,400	6,378,727
6.38%, 3/1/2033 (a)	9,076,000	9,009,019
6.50%, 3/15/2036 (a)	9,736,000	9,622,673
See accompanying notes to financial statements.
146

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	$46,800	$45,204
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	3,185,500	3,108,602
5.75%, 4/15/2033 (a)	643,000	644,190
6.88%, 9/15/2028 (a)	3,258,000	3,329,350
7.25%, 1/15/2032 (a)	1,992,000	2,066,820
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	6,786,800	6,868,920
		147,487,401
FOOD SERVICE — 0.2%
TKC Holdings, Inc.:
8.50%, 8/15/2030 (a)	10,831,000	11,140,333
12.00%, 2/15/2031 (a)	4,771,000	5,027,203
		16,167,536
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	4,235,000	2,931,171
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	7,394,000	6,904,443
7.25%, 11/15/2031 (a) (b)	5,102,000	4,962,664
		14,798,278
GAS — 0.2%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (d)	7,494,800	7,848,554
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.88%, 6/1/2031 (a)	5,318,000	5,379,689
9.50%, 6/1/2030 (a)	4,004,000	4,295,972
		17,524,215
HEALTH CARE PRODUCTS — 0.5%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	358,000	343,512
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	3,538,000	3,377,658
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	8,113,400	8,346,092
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (d)	6,464,000	6,458,376
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,332,000	2,591,630
Medline Borrower LP 5.25%, 10/1/2029 (a)	13,568,000	13,488,220
Teleflex, Inc. 5.88%, 1/15/2032 (a)	4,300,000	4,332,336
		38,937,824
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.9%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a) (b)	$6,084,000	$6,267,007
Centene Corp. 2.63%, 8/1/2031	10,377,000	9,041,376
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	3,570,000	3,426,343
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	4,126,000	4,177,451
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (a)	15,096,000	14,243,680
9.75%, 1/15/2034 (a)	13,957,000	14,571,527
10.88%, 1/15/2032 (a)	8,781,800	9,468,800
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a) (b)	3,282,600	3,400,839
DaVita, Inc.:
6.75%, 7/15/2033 (a)	8,227,000	8,484,505
6.88%, 9/1/2032 (a)	7,379,510	7,608,791
Encompass Health Corp. 5.88%, 6/1/2034 (a)	2,554,000	2,549,301
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	50,800	51,498
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	10,107,000	10,472,469
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a) (b)	3,829,800	3,427,212
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	483,000	469,138
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034 (a)	2,222,000	2,158,784
Humana, Inc. 5 yr. CMT + 2.89%, 6.63%, 9/15/2056 (d)	9,879,000	9,838,397
IQVIA, Inc.:
6.25%, 6/1/2032 (a)	11,199,000	11,407,525
6.50%, 5/15/2030 (a)	3,380,800	3,449,768
Kedrion SpA 6.50%, 9/1/2029 (a)	3,654,000	3,612,856
LifePoint Health, Inc.:
7.00%, 5/1/2034 (a)	10,519,000	10,077,202
8.38%, 2/15/2032 (a)	5,088,000	5,296,099
9.88%, 8/15/2030 (a)	7,274,000	7,661,268
10.00%, 6/1/2032 (a) (b)	3,524,000	3,510,715
Molina Healthcare, Inc.:
3.88%, 5/15/2032 (a) (b)	3,659,600	3,306,046
6.25%, 1/15/2033 (a)	7,718,000	7,735,520
6.50%, 2/15/2031 (a)	8,017,000	8,153,690
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	2,144,284	1,792,900
11.50%, 12/31/2030 (a)	452	446
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	9,491,000	10,004,558
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,595,600	1,532,606
See accompanying notes to financial statements.
147

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	$11,072,800	$11,561,775
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,929,000	5,162,832
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	1,395,800	1,356,550
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	6,648,000	6,895,970
Star Parent, Inc. 9.00%, 10/1/2030 (a)	5,856,000	6,143,822
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	7,365,000	7,458,904
TEAM Services Holding, Inc. 9.00%, 2/15/2033 (a) (b)	6,329,000	6,404,568
Tenet Healthcare Corp.:
4.25%, 6/1/2029	6,242,000	6,065,414
4.38%, 1/15/2030	12,603,300	12,212,598
4.63%, 6/15/2028	100	99
5.50%, 11/15/2032 (a)	15,366,000	15,279,029
6.00%, 11/15/2033 (a) (b)	3,240,000	3,268,253
6.13%, 6/15/2030	8,665,800	8,729,320
6.75%, 5/15/2031	3,417,500	3,501,024
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	9,358,800	8,794,932
		290,033,407
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	7,150,000	6,932,211
Stena International SA 7.25%, 1/15/2031 (a)	6,770,300	6,917,554
		13,849,765
HOME BUILDERS — 0.3%
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	5,380,000	5,133,919
6.63%, 9/15/2033 (a)	3,488,000	3,519,845
Forestar Group, Inc. 6.50%, 3/15/2033 (a)	2,650,000	2,692,347
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	4,812,000	4,739,964
Taylor Morrison Communities, Inc. 5.75%, 11/15/2032 (a)	5,493,000	5,655,318
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	3,158,000	2,996,974
		24,738,367
HOME FURNISHINGS — 0.4%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	2,123,456	1,795,255
14.00%, 11/15/2029 (a)	87,250	22,906
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	4,508,000	4,145,827
4.00%, 4/15/2029 (a)	66,000	63,617
Whirlpool Corp.:
6.13%, 6/15/2030	3,905,000	3,601,503
Security Description	Principal Amount	Value
6.50%, 6/15/2033 (b)	$5,942,000	$5,151,476
7.50%, 7/1/2031 (a)	7,221,000	7,312,057
7.88%, 7/1/2034 (a)	7,810,000	7,841,162
		29,933,803
HOUSEHOLD PRODUCTS — 0.1%
Opal Bidco SAS 6.50%, 3/31/2032 (a)	5,506,000	5,615,734
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032 (b)	3,957,000	3,786,058
Prestige Brands, Inc. 6.25%, 7/15/2034 (a) (c)	560,000	560,000
		9,961,792
HOUSEHOLD PRODUCTS & WARES — 0.0% *
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	673,210	626,604
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a) (b)	3,317,100	2,299,248
		2,925,852
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	5,131,000	2,719,789
Newell Brands, Inc.:
6.38%, 9/15/2027	5,658,000	5,713,788
6.38%, 5/15/2030 (b)	1,462,800	1,482,431
6.63%, 9/15/2029 (b)	1,435,310	1,460,127
6.63%, 5/15/2032 (b)	3,397,780	3,440,762
8.50%, 6/1/2028 (a)	12,708,000	13,293,330
		28,110,227
INSURANCE — 3.5%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,379,000	1,258,572
6.00%, 8/1/2029 (a)	500	442
6.75%, 7/1/2032 (a)	12,729,000	11,443,880
7.50%, 11/6/2030 (a)	10,540,000	9,993,817
8.25%, 2/1/2029 (a)	775,000	729,260
8.50%, 6/15/2029 (a)	1,315,000	1,239,979
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	7,013,800	6,993,039
6.75%, 4/15/2028 (a)	12,032,000	12,126,211
7.00%, 1/15/2031 (a)	14,587,000	14,822,434
7.38%, 10/1/2032 (a)	73,000	72,529
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (d)	5,501,000	5,364,080
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	9,196,000	8,863,749
6.38%, 2/15/2029 (a)	3,179,160	3,193,085
See accompanying notes to financial statements.
148

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	$6,239,000	$6,319,608
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	16,547,460	16,736,432
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a) (b)	4,291,000	4,169,093
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (a)	24,449,000	24,732,119
8.38%, 2/1/2034 (a)	27,181,000	25,190,535
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	7,138,000	7,160,271
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	26,768,000	26,671,903
Global Atlantic Fin Co.:
5 yr. CMT + 3.55%, 7.25%, 3/1/2056 (a) (d)	5,133,000	5,038,142
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (d)	5,636,500	5,680,972
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	15,027,100	14,555,399
8.13%, 2/15/2032 (a)	3,520,000	3,168,845
HUB International Ltd.:
5.63%, 12/1/2029 (a)	2,625,800	2,610,807
7.25%, 6/15/2030 (a)	18,244,700	18,723,988
7.38%, 1/31/2032 (a)	10,373,000	10,563,241
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	7,831,000	7,998,583
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	4,580,910	4,506,928
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	220,000	219,655
USI, Inc. 7.50%, 1/15/2032 (a)	1,315,000	1,328,794
		261,476,392
INTERNET — 1.6%
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	7,242,000	7,578,608
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (a) (b)	2,869,000	2,582,358
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	5,799,000	5,714,856
6.75%, 9/30/2027 (a)	8,582,000	8,612,209
7.13%, 9/30/2030 (a) (b)	2,551,000	2,595,183
Security Description	Principal Amount	Value
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	$3,618,000	$3,017,159
11.25%, 2/21/2030 (a) (b)	3,317,000	2,731,052
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
8.75%, 5/1/2029 (a)	5,381,000	4,798,830
9.50%, 5/30/2029 (a)	7,709,000	7,040,321
Match Group Holdings II LLC 6.13%, 9/15/2033 (a)	9,308,000	9,199,469
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	418,450	361,633
Photo Holdings LLC 12.00%, 7/1/2031 (a)	8,368,000	8,620,881
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (d)	2,244,000	2,133,214
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (d)	3,234,400	3,319,335
9.75%, 4/15/2029 (a)	15,496,600	16,835,041
Snap, Inc.:
6.88%, 3/1/2033 (a)	9,896,000	9,640,584
6.88%, 3/15/2034 (a)	5,475,000	5,300,950
Wayfair LLC:
6.75%, 11/15/2032 (a)	4,573,000	4,696,379
7.25%, 10/31/2029 (a) (b)	8,868,800	9,155,440
7.75%, 9/15/2030 (a)	5,389,000	5,666,210
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	3,829,500	2,937,380
		122,537,092
INVESTMENT COMPANY SECURITIES — 0.7%
FS KKR Capital Corp.:
3.13%, 10/12/2028 (b)	2,657,000	2,501,008
3.25%, 7/15/2027	6,667,000	6,493,325
6.13%, 1/15/2030	4,137,000	4,032,168
6.88%, 8/15/2029	6,377,000	6,386,055
7.50%, 8/1/2031	6,651,000	6,622,467
HA Sustainable Infrastructure Capital, Inc.:
5 yr. CMT + 3.48%, 7.13%, 11/15/2056 (d)	4,237,000	4,296,360
5 yr. CMT + 4.30%, 8.00%, 6/1/2056 (d)	3,232,000	3,417,226
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	624,200	532,923
9.00%, 6/15/2030	4,546,000	4,240,009
9.75%, 1/15/2029	4,573,000	4,481,403
10.00%, 11/15/2029 (a)	10,174,100	10,038,072
		53,041,016
IRON/STEEL — 1.3%
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	6,513,000	6,512,674
See accompanying notes to financial statements.
149

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	$2,312,900	$2,392,325
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a)	9,560,800	9,559,270
6.88%, 11/1/2029 (a)	7,835,100	7,901,307
7.00%, 3/15/2032 (a)	3,048,000	3,032,851
7.38%, 5/1/2033 (a)	8,767,000	8,755,340
7.50%, 9/15/2031 (a)	5,003,000	5,062,136
7.63%, 1/15/2034 (a)	11,148,000	11,133,842
Commercial Metals Co.:
5.75%, 11/15/2033 (a)	10,813,000	10,743,148
6.00%, 12/15/2035 (a)	793,000	790,581
Fortescue Treasury Pty. Ltd.:
5.88%, 4/15/2030 (a)	743,000	752,733
6.13%, 4/15/2032 (a)	2,079,000	2,138,584
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,857,000	4,127,569
Mineral Resources Ltd.:
6.00%, 5/1/2032 (a)	1,653,000	1,637,082
6.25%, 5/1/2034 (a)	8,154,000	8,038,539
7.00%, 4/1/2031 (a)	1,340,000	1,387,945
8.50%, 5/1/2030 (a) (b)	7,720,800	7,965,086
9.25%, 10/1/2028 (a)	7,290,000	7,535,090
		99,466,102
IT SERVICES — 0.7%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	4,551,000	4,686,028
CACI International, Inc. 6.38%, 6/15/2033 (a)	7,203,000	7,305,571
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	4,743,000	4,948,941
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	3,068,400	3,121,606
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	4,882,800	4,964,050
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	6,108,000	6,509,723
Science Applications International Corp. 5.88%, 11/1/2033 (a)	6,148,000	6,056,518
Seagate Data Storage Technology Pte. Ltd. 9.63%, 12/1/2032 (a)	4,725,614	5,216,133
Seagate HDD Cayman 8.50%, 7/15/2031	3,696,000	3,852,784
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	4,506,000	4,239,920
		50,901,274
LEISURE TIME — 1.3%
A&K Travel Group Holdings Ltd. 7.50%, 5/15/2033 (a)	4,630,000	4,675,652
Acushnet Co. 5.63%, 12/1/2033 (a)	1,053,000	1,049,199
Security Description	Principal Amount	Value
Gaia Purchaser, Inc. 7.63%, 7/15/2033 (a) (c)	$7,555,000	$7,641,732
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	5,720,000	4,854,049
Life Time, Inc. 6.00%, 11/15/2031 (a)	2,819,000	2,862,074
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	7,776,000	8,035,097
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,059,800	2,559,033
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	8,919,000	8,652,500
6.25%, 9/15/2033 (a) (b)	6,658,000	6,463,919
6.75%, 2/1/2032 (a)	11,051,000	11,023,041
7.75%, 2/15/2029 (a)	7,482,000	7,804,100
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	86,800	87,462
Patrick Industries, Inc. 6.38%, 11/1/2032 (a)	3,670,500	3,646,275
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	5,869,000	6,191,384
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	2,878,000	2,766,909
11.13%, 7/15/2030 (a)	5,626,000	5,395,109
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	10,853,000	10,859,186
7.00%, 2/15/2029 (a) (b)	1,334,000	1,336,148
9.13%, 7/15/2031 (a)	2,634,000	2,760,801
		98,663,670
LODGING — 1.7%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a) (b)	2,589,000	2,499,990
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	7,791,000	8,017,718
Hilton Domestic Operating Co., Inc.:
5.50%, 9/15/2031 (a)	8,163,000	8,179,897
5.50%, 3/31/2034 (a)	3,104,000	3,072,184
5.75%, 9/15/2033 (a)	7,022,000	7,047,841
5.88%, 4/1/2029 (a)	4,639,500	4,692,947
5.88%, 3/15/2033 (a)	4,378,000	4,418,453
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63%, 1/15/2032 (a)	10,137,800	10,289,664
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	1,000,000	966,330
6.50%, 10/1/2033 (a) (b)	1,075,000	1,068,142
Melco Resorts Finance Ltd.:
6.50%, 9/24/2033 (a) (b)	5,622,000	5,521,928
7.63%, 4/17/2032 (a)	5,738,000	5,887,188
MGM China Holdings Ltd.:
6.25%, 5/15/2033 (a) (b)	4,285,000	4,203,456
See accompanying notes to financial statements.
150

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.13%, 6/26/2031 (a) (b)	$4,094,000	$4,230,740
MGM Resorts International:
6.13%, 9/15/2029	9,074,000	9,161,020
6.50%, 4/15/2032 (b)	5,247,000	5,246,738
Station Casinos LLC 6.63%, 3/15/2032 (a) (b)	5,220,000	5,300,231
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	559,000	536,087
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	3,023,000	2,925,236
6.13%, 9/1/2033 (a)	9,225,000	9,120,481
6.25%, 6/1/2031 (a)	6,556,000	6,597,303
Wyndham Hotels & Resorts, Inc. 5.63%, 3/1/2033 (a)	6,177,000	6,092,560
Wynn Macau Ltd. 6.75%, 2/15/2034 (a)	9,984,000	9,933,481
		125,009,615
MACHINERY, CONSTRUCTION & MINING — 0.2%
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	10,729,000	10,850,774
Terex Corp.:
5.00%, 5/15/2029 (a)	64,000	63,393
6.25%, 10/15/2032 (a)	3,082,000	3,121,110
		14,035,277
MACHINERY-DIVERSIFIED — 0.4%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	3,704,500	3,833,490
9.50%, 1/1/2031 (a)	4,778,000	5,008,013
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a) (b)	8,595,000	8,603,853
Esab Corp.:
5.63%, 4/1/2031 (a)	7,132,000	7,129,076
6.25%, 4/15/2029 (a)	2,124,090	2,155,866
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	80,000	51,136
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	1,732,000	1,678,672
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	2,736,000	2,839,722
		31,299,828
MEDIA — 6.4%
AMC Global Media, Inc.:
4.25%, 2/15/2029	400	354
10.50%, 7/15/2032 (a)	11,954,000	12,285,963
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a) (b)	11,294,000	9,547,496
4.50%, 5/1/2032	300	265
4.75%, 2/1/2032 (a) (b)	12,635,800	11,293,120
6.38%, 9/1/2029 (a)	12,506,000	12,495,870
7.00%, 2/1/2033 (a) (b)	13,389,000	13,119,479
Security Description	Principal Amount	Value
7.38%, 3/1/2031 (a) (b)	$5,616,000	$5,636,330
7.38%, 2/1/2036 (a) (b)	10,467,000	10,270,220
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	26,875
CSC Holdings LLC:
11.25%, 5/15/2028 (a)	6,333,000	4,092,068
11.75%, 1/31/2029 (a)	16,440,000	10,073,117
Directv Financing LLC 8.88%, 2/1/2030 (a)	19,382,000	19,729,006
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	2,551,700	2,549,021
9.25%, 6/1/2032 (a)	9,068,000	9,210,458
10.00%, 2/15/2031 (a)	14,667,600	15,235,823
Discovery Communications LLC:
3.63%, 5/15/2030	8,892,000	8,288,411
3.95%, 3/20/2028	6,405,000	6,318,532
4.13%, 5/15/2029	8,019,000	7,948,513
Discovery Global Holdings, Inc.:
4.05%, 3/15/2029	8,162,000	8,082,747
4.28%, 3/15/2032	19,046,000	17,066,359
DISH DBS Corp.:
5.13%, 6/1/2029 (e) (f)	12,947,000	11,702,405
5.75%, 12/1/2028 (a)	17,421,000	16,890,356
DISH Network Corp. 11.75%, 11/15/2027 (a) (b)	28,649,033	29,445,190
EchoStar Corp. 10.75%, 11/30/2029	34,347,000	37,126,359
EW Scripps Co. 9.88%, 8/15/2030 (a)	6,595,000	5,770,691
Gray Media, Inc.:
5.38%, 11/15/2031 (a) (b)	8,072,000	5,414,455
7.25%, 8/15/2033 (a) (b)	1,972,000	1,941,256
9.63%, 7/15/2032 (a)	6,022,000	5,813,037
10.50%, 7/15/2029 (a)	10,391,800	10,963,869
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	750	718
7.00%, 1/15/2031 (a)	400	351
7.75%, 8/15/2030 (a)	3,821,000	3,566,674
9.13%, 5/1/2029 (a) (b)	8,289,000	8,043,231
10.88%, 5/1/2030 (a)	3,494,300	3,022,569
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	5,714,000	5,692,230
7.38%, 9/1/2031 (a)	9,628,000	9,782,433
8.00%, 8/1/2029 (a)	2,263,000	2,267,549
Midcontinent Communications 8.00%, 8/15/2032 (a)	6,688,000	5,875,140
Nexstar Media, Inc.:
6.50%, 9/15/2033 (a)	23,549,000	23,557,478
7.25%, 4/15/2034 (a)	11,122,000	11,091,971
See accompanying notes to financial statements.
151

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc. 9.25%, 3/25/2030 (a)	$26,592	$21,610
Sinclair Television Group, Inc.:
4.38%, 12/31/2032 (a)	462,000	351,531
8.13%, 2/15/2033 (a)	7,901,600	8,142,362
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a)	9,501,000	8,628,333
5.88%, 4/15/2032 (a)	9,598,000	9,474,474
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	4,285,000	4,085,919
7.38%, 6/30/2030 (a)	7,314,000	7,331,554
8.50%, 7/31/2031 (a)	9,398,000	9,442,359
8.88%, 4/15/2033 (a)	12,220,000	12,035,722
9.38%, 8/1/2032 (a)	8,836,000	8,982,059
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	7,799,000	8,069,313
Virgin Media O2 Vendor Financing Notes VI DAC 8.50%, 3/15/2033 (a)	4,267,000	3,433,399
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	254,100	216,595
VZ Secured Financing BV:
5.00%, 1/15/2032 (a)	12,130,200	10,623,750
7.50%, 1/15/2033 (a)	5,951,000	5,707,128
		477,784,097
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.38%, 3/1/2034 (a)	1,692,000	1,656,823
6.38%, 6/15/2030 (a)	2,099,000	2,127,777
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	3,407,000	3,325,914
		7,110,514
MINING — 1.0%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a) (b)	3,758,160	3,900,444
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	3,189,000	3,236,133
6.38%, 9/15/2032 (a)	4,034,000	4,105,846
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	4,248,000	4,422,763
11.50%, 10/1/2031 (a)	5,674,000	6,081,393
Capstone Copper Corp. 6.75%, 3/31/2033 (a)	5,928,800	6,000,479
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	7,164,000	7,548,635
Constellium SE 3.75%, 4/15/2029 (a)	2,094,000	2,011,685
Kaiser Aluminum Corp. 5.88%, 3/1/2034 (a)	5,456,000	5,396,257
Security Description	Principal Amount	Value
Novelis Corp.:
6.38%, 8/15/2033 (a)	$5,593,000	$5,634,388
6.88%, 1/30/2030 (a)	7,724,000	7,912,775
PLS Group Ltd. 6.88%, 5/1/2031 (a)	6,434,000	6,592,791
Skeena Resources Ltd. 8.50%, 4/1/2031 (a)	6,643,000	6,975,017
Trekor Metals Ltd. 8.25%, 5/1/2030 (a)	3,764,640	3,931,903
		73,750,509
MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc. 6.38%, 3/15/2033 (a)	6,572,000	6,645,015
Avient Corp.:
6.25%, 11/1/2031 (a)	5,555,000	5,623,549
7.13%, 8/1/2030 (a)	2,450,600	2,495,103
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	7,418,000	7,567,398
6.25%, 3/15/2033 (a)	2,859,000	2,931,733
Calderys Financing LLC 11.25%, 6/1/2028 (a)	3,549,990	3,677,541
Entegris, Inc. 5.95%, 6/15/2030 (a)	5,890,100	5,945,585
Maxam Prill SARL 7.75%, 7/15/2030 (a)	3,300,000	3,398,340
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,583,800	3,661,783
		41,946,047
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp. 13.50%, 4/15/2031 (a) (b)	1,713,000	1,167,581
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	1,823,000	789,523
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	5,262,000	5,333,458
		7,290,562
OIL & GAS — 6.0%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	4,770,000	4,963,471
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
6.63%, 10/15/2032 (a)	3,425,600	3,470,784
6.63%, 7/15/2033 (a)	3,322,000	3,353,659
Baytex Energy Corp. 7.38%, 3/15/2032 (a)	100	103
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	5,645,000	5,661,201
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	8,399,000	8,863,213
California Resources Corp.:
7.00%, 1/15/2034 (a)	7,027,000	6,936,492
7.25%, 1/15/2035 (a) (b)	3,819,000	3,786,691
See accompanying notes to financial statements.
152

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 2/15/2031 (a)	$5,273,000	$5,573,825
Caturus Energy LLC:
7.13%, 5/15/2031 (a)	5,348,000	5,290,723
8.50%, 2/15/2030 (a)	4,672,800	4,871,207
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	9,132,000	9,173,277
6.75%, 3/15/2033 (a)	3,017,000	3,067,173
CNX Resources Corp.:
5.88%, 3/1/2034 (a)	2,606,000	2,533,657
7.25%, 3/1/2032 (a)	3,756,000	3,866,689
7.38%, 1/15/2031 (a)	3,003,000	3,073,510
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	4,452,000	4,423,730
7.63%, 4/1/2032 (a)	12,482,000	12,572,245
7.88%, 4/15/2032 (a)	4,366,360	4,421,420
8.38%, 1/15/2034 (a) (b)	6,677,000	6,876,642
CVR Energy, Inc. 7.50%, 2/15/2031 (a)	5,559,000	5,532,484
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	4,571,000	4,642,902
EnQuest PLC:
9.88%, 4/30/2031 (a) (b)	719,000	733,905
9.88%, 4/30/2031	2,362,000	2,410,964
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	3,551,000	3,624,861
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	113,000	112,587
6.00%, 4/15/2030 (a)	5,415,800	5,320,482
6.00%, 2/1/2031 (a)	849,000	821,968
6.25%, 4/15/2032 (a) (b)	1,746,800	1,690,745
6.88%, 5/15/2034 (a)	4,398,000	4,277,627
7.25%, 2/15/2035 (a)	2,888,000	2,842,601
8.38%, 11/1/2033 (a)	10,166,500	10,593,595
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	6,918,000	6,871,027
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	5,887,000	6,089,454
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	6,481,000	6,540,884
Matador Resources Co.:
6.00%, 4/15/2034 (a)	6,988,000	6,810,225
6.25%, 4/15/2033 (a)	4,327,000	4,310,038
6.50%, 4/15/2032 (a)	3,925,400	3,945,302
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	6,677,000	6,615,238
Murphy Oil Corp.:
6.00%, 10/1/2032 (b)	1,333,000	1,327,188
6.50%, 2/15/2034	8,137,000	8,059,292
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	7,326,000	7,492,447
Security Description	Principal Amount	Value
8.88%, 8/15/2031 (a) (b)	$5,291,800	$5,434,731
9.13%, 1/31/2030 (a)	4,024,133	4,206,708
Noble Finance II LLC:
6.25%, 6/15/2034 (a)	6,045,000	5,923,858
8.00%, 4/15/2030 (a)	9,453,100	9,793,412
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a)	5,828,000	5,789,477
8.75%, 6/15/2031 (a)	3,113,000	3,206,452
Par Petroleum LLC 7.38%, 6/1/2034 (a)	3,158,000	3,198,138
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/1/2034 (a)	2,593,000	2,567,459
7.88%, 9/15/2030 (a)	6,412,700	6,532,425
9.88%, 3/15/2030 (a) (b)	6,985,000	7,470,877
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	2,747,000	2,821,361
Range Resources Corp. 4.75%, 2/15/2030 (a)	2,396,000	2,339,718
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	3,926,000	4,091,795
Seadrill Finance Ltd.:
6.75%, 7/15/2034 (a) (b)	6,584,000	6,353,757
8.38%, 8/1/2030 (a)	3,916,000	4,091,633
SM Energy Co.:
6.63%, 4/15/2034 (a)	7,157,000	7,045,995
6.75%, 8/1/2029 (a)	10,175,000	10,357,946
7.00%, 8/1/2032 (a) (b)	5,222,800	5,270,014
8.38%, 7/1/2028 (a)	3,540,000	3,615,331
8.63%, 11/1/2030 (a)	1,024,100	1,075,715
8.75%, 7/1/2031 (a)	9,474,800	9,892,260
9.63%, 6/15/2033 (a)	7,776,000	8,523,818
Sunoco LP:
4.50%, 10/1/2029 (a)	7,239,000	7,035,367
4.63%, 5/1/2030 (a)	7,048,000	6,813,443
5.38%, 7/15/2031 (a)	1,790,000	1,765,924
5.63%, 3/15/2031 (a)	5,514,000	5,472,921
5.63%, 7/15/2034 (a)	3,866,000	3,774,182
5.88%, 3/15/2034 (a)	5,113,000	5,032,930
6.25%, 7/1/2033 (a)	7,497,000	7,559,150
6.63%, 8/15/2032 (a)	1,715,000	1,743,675
7.00%, 5/1/2029 (a)	6,278,000	6,461,318
7.25%, 5/1/2032 (a)	5,210,000	5,401,624
Sunoco LP/Sunoco Finance Corp.:
4.50%, 4/30/2030	5,249,000	5,078,670
7.00%, 9/15/2028 (a)	3,415,000	3,487,159
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	6,566,900	6,838,376
9.38%, 2/1/2031 (a)	4,754,000	4,993,174
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	6,549,130	6,444,671
Transocean International Ltd.:
7.88%, 10/15/2032 (a)	5,993,000	6,236,795
See accompanying notes to financial statements.
153

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
8.25%, 5/15/2029 (a)	$7,542,800	$7,788,921
8.50%, 5/15/2031 (a) (b)	7,122,000	7,391,283
8.75%, 2/15/2030 (a)	4,113,800	4,265,681
Trident Energy Finance PLC:
12.50%, 11/30/2029 (a)	350,000	368,284
12.50%, 11/30/2029	1,111,000	1,168,421
Valaris Ltd. 8.38%, 4/30/2030 (a)	10,233,000	10,620,933
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	5,093,600	5,222,977
		444,014,287
OIL & GAS SERVICES — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	2,105,000	2,143,900
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 2/1/2034 (a)	11,057,000	10,984,355
Bristow Group, Inc. 6.75%, 2/1/2033 (a)	2,289,000	2,295,707
CHC Group LLC 11.75%, 9/1/2030 (a)	3,547,000	2,990,050
Kodiak Gas Services LLC:
5.88%, 4/1/2031 (a)	5,952,000	5,964,440
6.50%, 10/1/2033 (a)	9,249,000	9,362,578
6.75%, 10/1/2035 (a)	1,641,000	1,683,289
Oceaneering International, Inc. 6.88%, 7/15/2034 (a) (c)	4,080,000	4,146,218
SESI LLC 7.88%, 9/30/2030 (a)	8,251,000	8,384,254
TGS ASA 8.50%, 1/15/2030 (a)	4,020,000	4,218,990
Tidewater, Inc. 9.13%, 7/15/2030 (a)	4,166,000	4,459,370
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	4,085,000	4,052,892
7.13%, 3/15/2029 (a)	6,060,800	6,209,290
WBI Operating LLC:
6.25%, 10/15/2030 (a)	10,165,000	10,222,636
6.50%, 10/15/2033 (a)	3,234,000	3,253,921
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	6,634,000	6,768,736
		87,140,626
PACKAGING & CONTAINERS — 2.0%
Ardagh Group SA:
9.50%, 12/1/2030 (a)	8,489,413	9,069,834
11.00%, 12/1/2030 (a)	2,857,286	2,728,708
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.25%, 1/30/2031 (a) (b)	2,286,000	2,310,277
Security Description	Principal Amount	Value
Ball Corp.:
2.88%, 8/15/2030	$4,114,000	$3,753,531
3.13%, 9/15/2031 (b)	2,748,000	2,486,638
5.50%, 9/15/2033	8,720,000	8,773,279
6.00%, 6/15/2029	4,713,000	4,790,812
Canpack Group, Inc./CANPACK SA 6.00%, 5/15/2031 (a)	1,819,000	1,828,768
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	6,778,000	6,775,763
6.75%, 4/15/2032 (a)	8,276,000	8,033,679
6.88%, 1/15/2030 (a)	6,872,000	6,871,931
8.75%, 4/15/2030 (a)	6,691,000	6,601,006
Crown Americas LLC:
5.25%, 4/1/2030	2,278,300	2,284,611
5.88%, 6/1/2033 (a)	50,000	50,322
5.88%, 6/1/2033	5,427,000	5,461,896
Graphic Packaging International LLC 6.38%, 7/15/2032 (a) (b)	3,888,400	3,921,335
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	900	907
7.88%, 4/15/2030 (a)	18,149,000	18,550,274
9.25%, 4/15/2030 (a)	12,938,000	12,774,076
Owens-Brockway Glass Container, Inc.:
7.25%, 5/15/2031 (a) (b)	1,178,000	1,163,946
9.50%, 6/1/2033 (a)	6,083,000	6,236,292
Sword Purchaser LLC:
8.25%, 4/15/2033 (a)	12,478,000	12,906,994
10.50%, 4/15/2034 (a)	5,296,000	5,534,267
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	7,513,343	7,081,927
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,493,100	4,505,276
Trivium Packaging Finance BV 12.25%, 1/15/2031 (a)	1,852,000	2,051,923
		146,548,272
PHARMACEUTICALS — 2.0%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	45,625,000	46,183,450
Accendra Health, Inc. 9.75%, 6/15/2033 (a) (b)	45,000	30,600
Adapthealth LLC 5.13%, 3/1/2030 (a)	6,842,000	6,634,003
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	1,707,000	1,772,464
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	4,519,000	4,178,042
11.00%, 9/30/2028 (a)	6,860,000	6,983,686
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	4,412,000	4,413,500
See accompanying notes to financial statements.
154

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (b) (d)	$6,712,000	$6,989,340
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (d)	18,109,000	18,787,725
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	9,444,000	9,948,876
Grifols SA 4.75%, 10/15/2028 (a)	7,521,000	7,383,215
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	579,800	542,971
7.75%, 5/1/2033 (a) (b)	10,121,000	10,248,828
Jazz Securities DAC 4.38%, 1/15/2029 (a)	4,870,000	4,768,948
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	400	395
6.75%, 5/15/2034 (a)	9,583,300	10,109,423
7.88%, 5/15/2034 (a)	3,373,700	3,617,585
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	4,553,000	4,134,579
		146,727,630
PIPELINES — 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 10/15/2033 (a)	3,802,000	3,765,805
5.75%, 7/1/2034 (a)	205,000	202,409
6.63%, 2/1/2032 (a)	5,680,000	5,799,962
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	4,422,000	4,533,744
7.25%, 7/15/2032 (a)	5,471,000	5,651,871
Buckeye Partners LP:
6.75%, 2/1/2030 (a)	3,557,000	3,673,598
6.88%, 7/1/2029 (a)	5,300,000	5,415,911
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	100,800	98,860
7.50%, 12/15/2033 (a)	4,755,800	4,981,748
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.88%, 6/1/2034 (a)	6,762,000	6,738,671
7.38%, 6/30/2033 (a)	2,077,000	2,118,519
8.63%, 3/15/2029 (a)	7,811,800	8,121,850
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (d)	8,756,000	8,830,338
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (d)	5,134,000	5,228,312
Security Description	Principal Amount	Value
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (b) (d)	$7,417,000	$7,871,143
Excelerate Energy LP 8.00%, 5/15/2030 (a)	8,227,000	8,678,662
Genesis Energy LP/Genesis Energy Finance Corp.:
6.75%, 3/15/2034	4,234,000	4,201,864
7.88%, 5/15/2032	8,626,000	8,908,674
8.00%, 5/15/2033	1,840,000	1,914,925
8.25%, 1/15/2029	4,042,000	4,174,658
8.88%, 4/15/2030	5,206,000	5,443,498
Harvest Midstream I LP:
6.75%, 5/15/2034 (a)	9,875,000	10,008,609
7.50%, 5/15/2032 (a)	4,140,000	4,287,260
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	874,000	843,192
5.88%, 3/1/2028 (a)	4,419,000	4,450,419
6.50%, 6/1/2029 (a)	7,752,810	7,903,447
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	501
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	5,563,000	5,609,785
7.38%, 7/15/2032 (a)	6,024,000	6,235,201
ITT Holdings LLC 6.50%, 8/1/2029 (a)	10,567,100	10,444,839
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	4,983,000	5,006,918
6.63%, 12/15/2028 (a)	9,663,666	9,824,083
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	9,047,000	9,366,450
8.38%, 2/15/2032 (a)	7,853,000	8,178,428
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	4,166,000	4,218,242
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	938,000	963,720
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (d)	800	854
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (d)	5,172,000	5,521,317
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	6,629,800	6,921,843
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.75%, 3/15/2034 (a)	3,776,000	3,809,569
7.38%, 2/15/2029 (a)	7,115,000	7,297,713
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	4,890,000	4,981,492
See accompanying notes to financial statements.
155

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	$13,197,800	$12,598,092
3.88%, 11/1/2033 (a)	7,427,000	6,619,834
4.13%, 8/15/2031 (a)	3,896,000	3,657,175
6.00%, 5/1/2036 (a)	4,984,000	5,036,781
6.25%, 1/15/2030 (a)	9,469,800	9,705,219
Venture Global LNG, Inc.:
6.38%, 12/15/2034 (a)	7,411,000	7,282,419
6.63%, 6/15/2036 (a)	8,178,000	8,060,809
7.00%, 1/15/2030 (a)	12,387,740	12,628,186
8.38%, 6/1/2031 (a)	13,209,100	13,751,201
9.50%, 2/1/2029 (a)	25,174,200	27,128,977
9.88%, 2/1/2032 (a)	17,972,000	19,179,000
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	12,699,000	12,989,934
6.50%, 1/15/2034 (a)	10,619,700	11,062,860
6.50%, 6/15/2034 (a)	12,011,000	12,507,054
6.75%, 1/15/2036 (a)	14,692,000	15,573,373
7.50%, 5/1/2033 (a)	9,641,000	10,580,997
7.75%, 5/1/2035 (a)	10,835,000	12,146,360
		422,737,175
REAL ESTATE — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	6,543,795	6,583,058
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	12,000	11,870
9.75%, 4/15/2030 (a)	4,407,100	4,735,517
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	934,000	902,412
4.38%, 2/1/2031 (a)	93,000	87,950
5.88%, 3/1/2032 (a)	1,941,000	1,926,132
6.13%, 3/1/2034 (a)	1,526,000	1,509,733
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,647,000	5,577,203
Kennedy-Wilson, Inc.:
7.00%, 6/1/2031 (a)	9,239,000	9,454,916
7.25%, 6/1/2033 (a) (b)	4,838,000	4,936,211
		35,725,002
REAL ESTATE INVESTMENT TRUSTS — 2.3%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a) (b)	3,511,000	3,306,028
Brandywine Operating Partnership LP 8.88%, 4/12/2029	6,364,000	6,719,111
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	7,511,000	7,212,588
Iron Mountain, Inc.:
6.25%, 1/15/2033 (a) (b)	7,617,000	7,689,209
Security Description	Principal Amount	Value
6.25%, 1/15/2035 (a)	$10,589,000	$10,628,815
7.00%, 2/15/2029 (a)	7,257,800	7,397,150
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	4,912,000	4,952,180
6.38%, 8/1/2030 (a)	9,005,000	9,121,705
MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 2/15/2032 (a)	10,141,000	10,370,998
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	651,000	636,606
7.00%, 2/1/2030 (a)	6,251,000	6,404,275
RHP Hotel Properties LP/RHP Finance Corp.:
5.75%, 3/15/2034 (a)	8,218,000	8,130,314
6.50%, 4/1/2032 (a)	9,094,000	9,301,707
6.50%, 6/15/2033 (a)	2,397,000	2,459,610
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	7,464,000	7,490,945
8.00%, 7/15/2030 (a)	4,565,000	4,550,848
8.50%, 6/1/2031 (a)	2,590,000	2,598,702
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	3,652,100	3,478,406
SBA Communications Corp. 3.13%, 2/1/2029	40,000	38,275
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	4,806,000	4,464,101
8.63%, 11/15/2031 (a)	7,178,000	7,560,085
8.88%, 6/15/2032 (b)	4,822,300	4,965,667
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (a)	5,061,000	5,037,517
5.75%, 1/15/2031 (a)	2,065,000	2,053,023
5.88%, 8/15/2029 (a) (c)	3,500,000	3,511,445
6.13%, 6/1/2031 (a)	4,421,000	4,448,278
6.50%, 7/1/2030 (a)	7,662,000	7,823,285
6.50%, 10/15/2030 (a)	3,672,000	3,755,722
7.25%, 4/1/2029 (a)	1,697,700	1,753,571
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	8,081,000	7,894,571
Vornado Realty LP 5.75%, 2/1/2033 (b)	2,917,000	2,931,614
XHR LP 4.88%, 6/1/2029 (a)	2,264,000	2,222,003
		170,908,354
RETAIL — 3.8%
Academy Ltd. 5.88%, 5/15/2031 (a)	4,568,000	4,566,858
Advance Auto Parts, Inc.:
7.00%, 8/1/2030 (a)	13,540,000	13,888,655
7.38%, 8/1/2033 (a) (b)	3,734,000	3,867,378
See accompanying notes to financial statements.
156

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	$7,312,800	$7,106,506
5.00%, 2/15/2032 (a)	5,155,000	4,923,231
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	5,517,000	5,321,036
Carvana Co. 9.00%, 6/1/2031 (a)	498	549
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	5,512,000	5,780,434
EG Global Finance PLC 12.00%, 11/30/2028 (a)	3,995,000	4,234,700
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 1/15/2031 (a)	7,407,000	7,803,571
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	6,536,960	6,354,187
6.75%, 1/15/2030 (a) (b)	8,419,000	8,256,261
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	500	492
5.63%, 1/1/2030 (a)	3,519,000	3,501,194
6.13%, 5/1/2034 (a)	3,360,000	3,341,789
6.88%, 3/1/2032 (a)	3,611,000	3,709,797
Gap, Inc.:
3.63%, 10/1/2029 (a)	1,405,000	1,323,931
3.88%, 10/1/2031 (a)	6,709,000	6,113,107
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	6,201,601	6,106,653
8.75%, 1/15/2032 (a) (b)	3,067,800	2,909,870
11.50%, 8/15/2029 (a)	5,278,800	5,495,284
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	3,758,800	3,807,552
Kohl's Corp. 5.13%, 5/1/2031	16,800	15,021
LBM Acquisition LLC 9.50%, 6/15/2031 (a)	7,845,000	7,010,449
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	25,000	24,366
8.25%, 8/1/2031 (a)	5,214,000	5,433,249
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	3,184,000	3,050,431
5.50%, 10/1/2030 (a)	4,024,000	3,981,828
Macy's Retail Holdings LLC 7.38%, 8/1/2033 (a) (b)	5,285,000	5,548,193
Michaels Cos., Inc.:
8.50%, 3/15/2033 (a)	12,627,000	12,499,972
11.00%, 3/15/2034 (a) (b)	7,767,000	7,603,505
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a) (b)	286,000	267,510
5.88%, 6/1/2034 (a)	1,234,000	1,237,529
Security Description	Principal Amount	Value
Park River Holdings, Inc.:
8.00%, 3/15/2031 (a)	$8,224,000	$8,302,621
8.75%, 12/31/2030 (a)	96,000	93,402
Penske Automotive Group, Inc. 3.75%, 6/15/2029	2,069,000	1,980,116
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a) (b)	5,032,000	5,068,583
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	12,521,600	12,524,480
10.00%, 9/15/2033 (a) (b)	6,955,000	6,965,572
QXO Building Products, Inc.:
6.50%, 7/15/2031 (a)	11,184,000	11,396,720
6.75%, 4/30/2032 (a)	16,596,000	17,131,885
6.88%, 7/15/2034 (a)	10,629,000	10,910,775
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 4/1/2032 (b)	2,116,000	2,160,690
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	2,142,000	2,093,205
4.88%, 11/15/2031 (a) (b)	6,204,000	5,965,270
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	3,852,800	3,544,537
Staples, Inc.:
10.75%, 9/1/2029 (a)	15,774,900	15,042,314
12.75%, 1/15/2030 (a)	5,586,436	4,275,690
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	2,099,000	1,988,614
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	8,000	7,758
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	7,462,800	7,272,722
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	4,958,000	5,031,825
Yum! Brands, Inc.:
4.63%, 1/31/2032	2,442,000	2,336,603
5.38%, 4/1/2032	2,566,000	2,550,681
		281,729,151
SEMICONDUCTORS — 0.1%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	6,150,000	6,171,586
SOFTWARE — 3.7%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	15,602,000	14,961,070
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	5,471,800	5,198,593
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	20,706
See accompanying notes to financial statements.
157

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	$4,931,000	$2,766,143
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	5,749,000	3,086,466
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	31,139,000	30,225,693
6.63%, 8/15/2033 (a) (b)	6,684,000	5,788,545
8.25%, 6/30/2032 (a)	15,518,000	14,528,883
9.00%, 9/30/2029 (a)	28,044,000	27,228,480
CoreWeave, Inc.:
9.00%, 2/1/2031 (a) (b)	13,839,000	13,684,557
9.25%, 6/1/2030 (a) (b)	16,027,000	16,125,726
9.63%, 7/15/2032 (a)	9,134,000	8,999,913
9.75%, 10/1/2031 (a)	19,694,000	19,642,796
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	2,085,000	1,459,813
Elastic NV 4.13%, 7/15/2029 (a)	3,999,000	3,815,286
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a) (b)	7,584,000	7,348,062
Fair Isaac Corp.:
6.00%, 5/15/2033 (a)	9,301,000	9,158,323
6.25%, 9/15/2034 (a)	6,443,000	6,344,422
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/2033 (a)	21,125,000	22,117,664
8.75%, 7/1/2034 (a)	16,803,000	17,831,176
Open Text Corp. 3.88%, 12/1/2029 (a)	7,938,000	7,297,006
Open Text Holdings, Inc. 4.13%, 12/1/2031 (a) (b)	5,015,000	4,398,556
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	3,216,000	2,766,853
ROBLOX Corp. 3.88%, 5/1/2030 (a)	7,885,000	7,455,819
Rocket Software, Inc. 9.00%, 11/28/2028 (a)	5,181,000	5,141,365
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	2,597,000	2,616,400
UKG, Inc. 6.88%, 2/1/2031 (a)	18,193,900	17,665,003
		277,673,319
TELECOMMUNICATIONS — 8.0%
Altice Financing SA 5.75%, 8/15/2029 (a)	15,364,000	10,722,996
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a) (b)	8,720,000	8,565,569
Altice France SA:
6.50%, 4/15/2032 (a)	9,281,392	8,971,950
6.88%, 10/15/2030 (a)	6,648,298	6,453,503
6.88%, 7/15/2032 (a)	6,840,336	6,636,904
9.50%, 11/1/2029 (a)	9,709,719	9,859,152
Security Description	Principal Amount	Value
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	$17,513,000	$17,572,019
APLD ComputeCo 3 LLC 7.00%, 6/15/2031 (a)	13,745,000	13,725,070
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	18,260,000	19,700,531
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (d)	7,307,000	7,469,508
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (d)	7,911,000	8,176,177
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	14,651,000	14,867,835
British Telecommunications Ltd.:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (d)	1,942,000	1,928,891
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (d)	1,181,000	1,141,011
Cipher Compute LLC 7.13%, 11/15/2030 (a)	13,594,000	14,145,508
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	16,684,000	17,559,743
Connect Holding II LLC 10.50%, 4/3/2031 (a)	13,828,000	13,857,039
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	26,235,000	26,598,617
Edged Compute LLC 7.50%, 4/30/2031 (a)	12,500,000	12,181,625
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	6,713,000	6,754,688
Fibercop SpA:
6.00%, 9/30/2034 (a) (b)	6,449,000	6,254,563
Series 2033, 6.38%, 11/15/2033 (a) (b)	1,383,000	1,388,435
7.20%, 7/18/2036 (a)	2,775,800	2,857,297
7.72%, 6/4/2038 (a)	1,736,000	1,811,881
Flash Compute LLC 7.25%, 12/31/2030 (a)	10,549,000	10,852,178
GCI LLC 4.75%, 10/15/2028 (a)	23,700	22,600
Iliad Holding SAS:
7.00%, 10/15/2028 (a)	8,750,000	8,791,650
7.00%, 4/15/2032 (a)	3,356,000	3,417,314
8.50%, 4/15/2031 (a)	6,481,000	6,866,036
Level 3 Financing, Inc.:
6.88%, 6/30/2033 (a)	18,322,452	18,815,326
7.00%, 3/31/2034 (a)	16,313,214	16,818,597
7.50%, 2/15/2037 (a)	6,657,000	6,836,340
8.50%, 1/15/2036 (a)	11,830,500	12,713,647
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	41,484,000	41,559,086
See accompanying notes to financial statements.
158

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	$35,289,000	$35,241,360
Rogers Communications, Inc.:
5 yr. CMT + 2.84%, 6.88%, 7/31/2056 (d)	5,407,000	5,476,372
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (d)	7,715,000	7,888,896
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (d)	8,803,000	9,058,815
SE Cosmos LLC 8.88%, 5/1/2031 (a)	7,388,000	7,595,455
Stingray Compute LLC 6.00%, 6/15/2031 (a)	7,243,000	7,259,731
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	28,760,000	28,353,909
TELUS Corp.:
5 yr. CMT + 2.69%, 6.38%, 6/9/2056 (d)	6,487,000	6,470,004
5 yr. CMT + 2.52%, 6.63%, 6/9/2056 (d)	1,558,000	1,552,905
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (d)	6,360,000	6,450,185
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (d)	5,064,000	5,234,100
T-Mobile USA, Inc. 2.63%, 2/15/2029	500	476
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.63%, 6/15/2032 (a) (b)	5,841,000	6,088,249
Series FEB, 8.63%, 6/15/2032 (a)	3,094,000	3,232,952
Uniti Services LLC 7.50%, 10/15/2033 (a)	13,013,000	13,705,031
Viasat, Inc. 7.50%, 5/30/2031 (a) (b)	7,960,000	8,038,884
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/2031 (a)	9,942,000	8,178,687
6.75%, 1/15/2033 (a)	8,551,000	7,233,975
7.75%, 4/15/2032 (a)	6,100,000	5,495,185
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	18,633,000	19,649,989
WULF Compute LLC 7.75%, 10/15/2030 (a)	24,477,000	25,691,549
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	5,545,000	5,557,698
Zegona Finance PLC 8.63%, 7/15/2029 (a)	8,325,000	8,695,129
		598,042,822
TRANSPORTATION — 0.9%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	6,365,700	6,606,451
Security Description	Principal Amount	Value
Brightline East LLC 11.00%, 1/31/2030 (a)	$4,305,100	$338,381
Danaos Corp. 6.88%, 10/15/2032 (a)	2,120,000	2,190,151
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	3,220,000	3,086,402
GB AIT Buyer, Inc. 8.75%, 4/30/2034 (a)	5,213,000	5,232,392
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	6,146,000	6,238,743
PODS LLC 8.75%, 5/15/2031 (a)	4,913,000	4,807,764
Rand Parent LLC 8.50%, 2/15/2030 (a)	9,072,000	9,391,062
Seaspan Corp. Pte. Ltd. 5.50%, 8/1/2029 (a)	7,023,000	6,858,100
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	5,925,800	5,836,439
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	5,731,000	5,936,571
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	9,280,000	9,530,653
XPO, Inc. 7.13%, 2/1/2032 (a)	1,851,000	1,917,599
		67,970,708
TRUCKING & LEASING — 0.2%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	3,547,000	3,541,325
5.88%, 4/15/2033 (a)	3,804,000	3,801,565
7.00%, 5/1/2031 (a)	1,052,600	1,090,273
7.00%, 6/15/2032 (a)	5,809,800	6,002,569
7.88%, 12/1/2030 (a)	3,609,501	3,770,882
		18,206,614
TOTAL CORPORATE BONDS & NOTES (Cost $7,373,654,719)		7,261,189,241

	Shares
COMMON STOCKS — 0.1%
ELECTRICAL EQUIPMENT — 0.1%
Luxco Co. Ltd. (f) (g)	139,111	2,782,662
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (f) (g)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Gulfport Energy Corp. (f)	37	6,279
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (f) (g)	12,924	1,137,312
Par Health, Inc. (f) (g)	12,924	116,317
		1,253,629
See accompanying notes to financial statements.
159

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Diebold Nixdorf, Inc. (f)	1,959	$166,554
TOTAL COMMON STOCKS (Cost $3,624,269)		4,329,953
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (h) (i)	67,874,635	67,874,635
State Street Navigator Securities Lending Portfolio II (j) (k)	358,971,913	358,971,913
TOTAL SHORT-TERM INVESTMENTS (Cost $426,846,548)		426,846,548
TOTAL INVESTMENTS — 103.1% (Cost $7,804,125,536)		7,692,365,742
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(231,102,515)
NET ASSETS — 100.0%		$7,461,263,227

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 86.9% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	When-issued security.
(d)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Non-income producing security.
(g)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $4,157,120,
representing 0.06% of the Fund's net assets.

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2026.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,261,189,241	$—	$7,261,189,241
Common Stocks	172,833	—	4,157,120	4,329,953
Short-Term Investments	426,846,548	—	—	426,846,548
TOTAL INVESTMENTS	$427,019,381	$7,261,189,241	$4,157,120	$7,692,365,742
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	63,124,398	$63,124,398	$1,503,974,691	$1,499,224,454	$—	$—	67,874,635	$67,874,635	$1,049,132
State Street Navigator Securities Lending Portfolio II	634,582,775	634,582,775	1,256,472,067	1,532,082,929	—	—	358,971,913	358,971,913	4,544,321
Total		$697,707,173	$2,760,446,758	$3,031,307,383	$—	$—		$426,846,548	$5,593,453

See accompanying notes to financial statements.
160

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.9%
ADVERTISING — 1.5%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a) (b)	$3,458,267	$3,081,835
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	1,523,000	1,578,102
7.50%, 6/1/2029 (a)	11,319,000	11,330,998
7.75%, 4/15/2028 (a)	5,002,000	5,009,903
7.88%, 4/1/2030 (a)	4,867,000	5,064,016
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	2,132,302	1,566,410
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	15,000	13,984
3.75%, 2/15/2028	6,394,000	6,270,916
4.88%, 1/15/2029	3,015,000	2,990,247
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	14,823,000	15,121,535
10.38%, 5/15/2031 (a)	5,970,000	6,185,338
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	5,726,000	5,576,093
4.63%, 3/15/2030 (a)	665,000	644,930
7.38%, 2/15/2031 (a)	255,000	265,170
Stagwell Global LLC 5.63%, 8/15/2029 (a)	7,150,000	6,897,319
		71,596,796
AEROSPACE & DEFENSE — 1.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	4,929,000	5,041,233
ATI, Inc.:
5.88%, 12/1/2027	1,600,000	1,600,480
7.25%, 8/15/2030	3,110,000	3,228,958
Bombardier, Inc.:
7.45%, 5/1/2034 (a)	1,082,000	1,196,551
8.75%, 11/15/2030 (a)	1,089,000	1,151,879
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	229,000	228,288
TransDigm, Inc.:
4.63%, 1/15/2029	8,080,000	7,954,598
6.38%, 3/1/2029 (a)	19,940,000	20,254,255
6.75%, 8/15/2028 (a)	9,658,000	9,754,773
6.88%, 12/15/2030 (a)	6,600,000	6,788,232
		57,199,247
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	5,571,500	5,565,817
6.00%, 6/15/2030 (a)	2,845,000	2,863,976
		8,429,793
Security Description	Principal Amount	Value
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	$10,930,642	$10,920,477
Alaska Airlines, Inc. 6.50%, 6/1/2031 (a) (b)	1,975,000	1,984,658
Allegiant Travel Co.:
7.13%, 7/1/2031 (a) (b)	2,065,000	2,089,801
7.25%, 8/15/2027 (a)	3,932,000	3,943,364
American Airlines, Inc. 7.25%, 2/15/2028 (a) (b)	6,357,000	6,435,827
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	16,751,000	16,779,309
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a) (b)	3,957,998	4,047,053
9.50%, 1/28/2031 (a)	2,623,000	2,582,658
9.63%, 2/14/2030 (a)	5,365,000	5,320,363
OneSky Flight LLC 8.88%, 12/15/2029 (a)	2,192,000	2,318,763
United Airlines Holdings, Inc.:
4.88%, 3/1/2029	2,844,000	2,814,934
5.38%, 3/1/2031	7,163,000	7,120,595
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 2/1/2030 (a) (b)	6,526,000	6,211,316
WestJet Airlines Ltd. 8.00%, 2/14/2031 (a)	1,750,000	1,756,300
		74,325,418
APPAREL — 0.5%
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	937,000	873,359
4.25%, 3/15/2029 (a)	1,977,000	1,918,421
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	530,000	507,454
Under Armour, Inc. 7.25%, 7/15/2030 (a)	2,729,000	2,756,372
VF Corp.:
2.80%, 4/23/2027	7,346,000	7,220,016
2.95%, 4/23/2030	2,362,000	2,154,640
William Carter Co. 7.38%, 2/15/2031 (a) (b)	5,339,000	5,524,584
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	3,250,000	3,059,550
		24,014,396
AUTO MANUFACTURERS — 1.8%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	4,877,000	4,561,751
4.75%, 10/1/2027 (a)	2,592,000	2,586,920
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	7,391,000	5,922,556
See accompanying notes to financial statements.
161

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	$3,282,000	$3,255,120
5.50%, 7/15/2029 (a) (b)	2,807,000	2,785,639
5.88%, 1/15/2028 (a)	2,285,000	2,281,778
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	2,421,000	2,600,565
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	6,341,000	6,284,375
2.45%, 9/15/2028 (a)	472,000	437,506
2.75%, 3/9/2028 (a)	4,320,500	4,107,542
5.30%, 9/13/2027 (a) (b)	1,500,000	1,496,415
5.63%, 9/29/2028 (a)	8,642,000	8,609,160
6.13%, 9/30/2030 (a)	4,006,000	3,937,858
7.05%, 9/15/2028 (a)	6,194,500	6,343,292
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	13,165,000	12,958,573
4.81%, 9/17/2030 (a)	12,346,000	11,496,719
7.50%, 7/17/2030 (a)	4,260,000	4,391,506
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,562,000	3,880,392
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	2,446,000	2,275,098
		90,212,765
AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	4,432,000	4,504,906
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	2,057,000	1,997,388
6.88%, 7/1/2028	459,000	461,254
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	8,743,000	8,870,998
6.75%, 2/15/2030 (a)	1,500,000	1,545,315
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	5,922,000	5,982,937
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13%, 4/15/2031 (a)	5,153,000	5,157,277
Dexko Global, Inc. 7.50%, 4/15/2032 (a) (b)	710,500	587,811
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	32,000	28,496
Forvia SE 8.00%, 6/15/2030 (a) (b)	2,204,000	2,320,636
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	4,301,000	4,293,602
5.00%, 7/15/2029	5,280,000	5,046,413
5.25%, 4/30/2031 (b)	6,692,000	6,040,400
5.25%, 7/15/2031	1,495,000	1,330,236
6.63%, 7/15/2030	647,500	624,986
Phinia, Inc. 6.75%, 4/15/2029 (a)	2,343,000	2,401,692
Security Description	Principal Amount	Value
Realtruck Group, Inc. 6.25%, 7/31/2031 (a)	$1,600,500	$328,903
Tenneco, Inc. 8.00%, 11/17/2028 (a)	11,395,000	11,465,079
Titan International, Inc. 7.00%, 4/30/2028	578,000	577,283
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	3,839,000	3,802,837
6.88%, 4/14/2028 (a)	982,000	1,002,455
7.13%, 4/14/2030 (a)	6,172,000	6,211,007
7.50%, 3/24/2031 (a)	9,270,000	9,334,056
		83,915,967
BANKS — 0.2%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	2,639,000	2,657,816
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,821,000	3,827,076
12.25%, 10/1/2030 (a)	78,000	84,161
Valley National Bancorp 3 mo. USD Term SOFR + 2.43%, 6.22%, 6/1/2036 (c)	1,000,000	997,510
		7,566,563
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	6,286,000	6,138,279
6.25%, 4/1/2029 (a)	244,000	244,969
		6,383,248
BIOTECHNOLOGY — 0.0% *
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	92,000	85,250
CHEMICALS — 2.9%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,751,000	1,821,880
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	6,344,000	6,054,143
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	1,642,000	1,636,811
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	929,000	923,974
6.50%, 4/15/2030 (b)	7,225,000	7,363,648
7.00%, 2/15/2031	1,095,000	1,126,656
7.17%, 7/15/2027	1,058,000	1,080,969
7.33%, 7/15/2029	6,958,000	7,272,641
7.35%, 11/15/2028	6,274,000	6,536,943
7.55%, 11/15/2030	2,243,000	2,377,490
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a) (b)	1,515,000	1,361,318
See accompanying notes to financial statements.
162

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Chemours Co.:
4.63%, 11/15/2029 (a)	$4,587,000	$4,377,466
5.75%, 11/15/2028 (a)	4,310,000	4,307,026
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	2,993,000	2,878,069
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	3,966,000	3,957,830
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,333,000	4,226,971
FMC Corp. 3.45%, 10/1/2029 (b)	1,757,000	1,626,877
HB Fuller Co. 4.25%, 10/15/2028	664,000	653,263
Huntsman International LLC:
2.95%, 6/15/2031	554,000	498,151
4.50%, 5/1/2029	5,566,000	5,437,370
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	2,162,000	2,154,909
7.50%, 4/15/2029 (a)	3,546,000	3,445,755
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	3,546,000	3,333,063
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,309,000	4,174,085
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	2,809,000	2,596,331
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	2,667,000	2,649,558
Methanex Corp.:
5.13%, 10/15/2027	7,699,000	7,691,070
5.25%, 12/15/2029	2,002,000	1,989,227
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	14,000	13,909
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	334,000	319,104
Olin Corp.:
5.00%, 2/1/2030	3,756,000	3,640,691
5.63%, 8/1/2029	4,943,000	4,908,696
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	6,213,000	6,027,666
6.25%, 10/1/2029 (a) (b)	1,565,000	1,539,365
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	1,985,000	2,119,047
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a)	9,466,000	9,335,464
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	3,766,000	3,686,085
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	6,677,000	4,673,833
9.13%, 9/30/2030 (a)	2,664,000	2,677,000
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a)	3,691,000	3,470,057
Security Description	Principal Amount	Value
7.38%, 3/1/2031 (a)	$4,598,000	$4,617,036
		140,581,447
COAL — 0.1%
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	2,829,000	2,582,877
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	3,670,000	3,471,416
		6,054,293
COMMERCIAL SERVICES — 4.6%
ADT Security Corp. 4.13%, 8/1/2029 (a)	5,007,000	4,797,908
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	6,697,000	6,937,020
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	10,845,000	11,334,869
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	11,911,000	11,852,636
6.88%, 6/15/2030 (a)	3,227,000	3,312,967
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	8,148,000	8,012,238
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	728,000	699,390
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	131,000	126,767
6.50%, 1/15/2031 (a) (b)	3,154,000	3,167,846
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	1,910,000	1,876,976
5.38%, 3/1/2029 (a) (b)	4,024,000	3,922,032
8.00%, 2/15/2031 (a) (b)	3,860,000	3,897,133
8.25%, 1/15/2030 (a) (b)	4,064,000	4,185,351
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	4,298,000	4,317,943
Block, Inc. 5.63%, 8/15/2030 (a)	5,887,000	5,902,718
Brink's Co.:
4.63%, 10/15/2027 (a)	3,188,000	3,169,063
6.50%, 6/15/2029 (a)	195,000	198,943
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	2,473,000	2,363,100
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	1,833,000	1,782,812
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	5,845,000	5,625,286
4.88%, 7/1/2029 (a) (b)	1,871,000	1,674,096
CoreCivic, Inc. 8.25%, 4/15/2029	1,364,000	1,420,961
See accompanying notes to financial statements.
163

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	$692,000	$715,307
Deluxe Corp. 8.13%, 9/15/2029 (a) (b)	3,249,000	3,364,112
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	5,427,000	5,542,215
Garda World Security Corp.:
6.00%, 6/1/2029 (a) (b)	3,812,000	3,754,477
6.50%, 1/15/2031 (a)	3,482,000	3,529,634
7.75%, 2/15/2028 (a)	2,328,000	2,364,899
GEO Group, Inc.:
8.63%, 4/15/2029	4,611,000	4,798,575
10.25%, 4/15/2031	4,694,000	5,075,387
Grand Canyon University 5.13%, 10/1/2028	1,430,000	1,411,710
Herc Holdings, Inc.:
6.63%, 6/15/2029 (a)	9,181,000	9,377,106
7.00%, 6/15/2030 (a)	8,837,000	9,153,453
Hertz Corp.:
5.00%, 12/1/2029 (a) (b)	3,763,000	1,154,564
12.63%, 7/15/2029 (a) (b)	5,795,000	4,712,900
Korn Ferry 4.63%, 12/15/2027 (a)	935,000	930,166
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	891,000	887,685
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	3,262,000	2,179,375
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	5,268,000	5,244,821
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	3,629,000	3,554,896
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	3,502,000	3,424,536
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	5,598,000	5,807,981
10.88%, 8/1/2029 (a) (b)	1,468,000	1,510,176
11.00%, 6/1/2031 (a)	1,350,000	1,311,404
Service Corp. International:
3.38%, 8/15/2030	7,815,000	7,250,132
4.63%, 12/15/2027	1,165,000	1,158,406
5.13%, 6/1/2029	1,178,000	1,169,742
Sotheby's 8.25%, 4/15/2031 (a)	5,272,000	5,244,427
StoneMor, Inc. 8.50%, 5/15/2029 (a)	74,000	72,891
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	1,158,000	1,214,070
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,456,000	4,190,200
United Rentals North America, Inc.:
3.88%, 11/15/2027	6,414,000	6,326,577
4.00%, 7/15/2030	5,415,000	5,180,206
Security Description	Principal Amount	Value
4.88%, 1/15/2028	$9,815,000	$9,778,979
5.25%, 1/15/2030	2,530,000	2,532,277
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	51,000	50,529
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	812,000	716,655
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	103,000	104,593
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	3,532,000	3,502,896
6.63%, 6/15/2029 (a)	3,051,000	3,115,163
6.63%, 4/15/2030 (a)	1,641,000	1,690,361
		223,681,538
COMPUTERS — 0.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	200	200
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	3,476,000	2,930,372
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	8,685,000	7,380,426
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	3,819,000	3,723,372
5.13%, 4/15/2029 (a)	357,000	348,222
Science Applications International Corp. 4.88%, 4/1/2028 (a)	3,653,000	3,625,310
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,381,000	1,881,943
		19,889,845
CONSTRUCTION MATERIALS — 1.4%
ACProducts Holdings, Inc. 6.38%, 5/15/2032 (a)	2,359,000	1,085,942
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	4,483,000	4,394,416
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	949,000	589,604
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a) (b)	2,366,000	1,468,576
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a) (b)	3,122,000	3,002,302
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63%, 12/15/2030 (a)	18,255,000	18,663,729
Griffon Corp. 5.75%, 3/1/2028	5,553,000	5,552,556
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	2,684,000	2,528,194
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	1,228,000	1,223,432
See accompanying notes to financial statements.
164

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	$2,379,000	$1,239,602
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	5,170,000	5,180,081
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	7,350,000	6,621,321
4.38%, 7/15/2030 (a)	7,834,000	7,442,457
4.75%, 1/15/2028 (a)	8,377,000	8,323,220
		67,315,432
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	2,477,000	2,360,160
4.00%, 1/15/2028 (a)	2,153,000	2,116,184
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,691,000	2,691,000
Gates Corp. 6.88%, 7/1/2029 (a)	2,113,000	2,163,226
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	2,512,000	2,545,812
7.75%, 3/15/2031 (a)	3,765,000	3,908,446
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	2,330,000	2,234,703
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	726,000	717,005
Veritiv Operating Co. 10.50%, 11/30/2030 (a) (b)	7,213,000	7,379,692
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	4,678,000	4,874,289
		30,990,517
DIVERSIFIED FINANCIAL SERVICES — 5.7%
Aretec Group, Inc.:
7.50%, 4/1/2029 (a) (b)	3,402,000	3,391,896
10.00%, 8/15/2030 (a)	1,254,000	1,322,230
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a) (b)	1,001,000	1,013,012
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	1,968,000	2,019,955
7.75%, 4/15/2030 (a)	3,156,000	3,272,961
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	3,027,000	3,097,226
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a) (b)	3,083,000	2,935,139
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a) (b)	3,373,000	2,864,689
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	4,355,000	4,134,811
3.63%, 10/1/2031 (a)	1,050,000	915,442
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	987,000	990,326
9.25%, 12/15/2028 (a)	3,217,000	3,349,058
Security Description	Principal Amount	Value
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	$5,258,000	$5,184,493
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a)	2,925,000	2,957,292
8.50%, 5/15/2030 (a)	3,742,000	3,975,688
Enova International, Inc.:
9.13%, 8/1/2029 (a)	2,087,000	2,181,729
11.25%, 12/15/2028 (a)	1,663,000	1,752,436
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	5,170,000	5,020,742
9.13%, 5/15/2031 (a)	1,173,000	1,213,058
9.25%, 2/1/2029 (a)	5,730,000	5,955,361
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a)	4,627,000	4,732,542
8.00%, 2/15/2027 (a)	6,328,000	6,352,236
8.00%, 6/15/2028 (a)	2,249,000	2,329,672
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	6,862,000	6,961,773
goeasy Ltd.:
6.88%, 5/15/2030 (a) (b)	3,225,000	2,870,508
7.38%, 10/1/2030 (a) (b)	3,415,000	3,072,510
7.63%, 7/1/2029 (a)	3,497,000	3,300,434
9.25%, 12/1/2028 (a)	5,122,000	5,033,185
Hightower Holding LLC 9.13%, 1/31/2030 (a)	869,000	905,568
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	1,890,000	1,841,881
6.13%, 11/1/2032 (a)	2,500,000	2,498,400
7.13%, 4/30/2031 (a)	4,637,000	4,795,354
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	7,317,000	7,066,466
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a)	126,000	132,383
9.50%, 2/15/2029 (a)	3,051,000	3,186,953
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	4,771,000	3,935,169
LFS Topco LLC 8.75%, 7/15/2030 (a) (b)	1,698,000	1,705,726
Navient Corp.:
4.88%, 3/15/2028	3,458,000	3,390,984
5.00%, 3/15/2027	2,000	1,985
5.50%, 3/15/2029 (b)	5,618,000	5,391,538
9.38%, 7/25/2030 (b)	2,723,000	2,766,051
9.38%, 10/15/2031	2,460,000	2,450,308
11.50%, 3/15/2031	4,443,000	4,689,098
OneMain Finance Corp.:
3.50%, 1/15/2027	4,838,000	4,797,603
3.88%, 9/15/2028	1,861,000	1,802,658
4.00%, 9/15/2030	2,893,000	2,674,173
5.38%, 11/15/2029	2,279,000	2,239,505
6.13%, 5/15/2030	4,245,000	4,243,811
See accompanying notes to financial statements.
165

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.63%, 1/15/2028	$4,018,500	$4,078,456
6.63%, 5/15/2029	9,888,000	10,083,189
7.50%, 5/15/2031	189,000	195,267
7.88%, 3/15/2030	4,095,000	4,262,158
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	5,421,000	5,371,777
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,494,000	1,426,262
5.75%, 9/15/2031 (a)	318,000	301,645
6.88%, 5/15/2032 (a)	2,876,000	2,814,856
7.88%, 12/15/2029 (a)	7,842,000	8,152,935
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	3,800,000	3,719,478
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	6,171,000	6,371,002
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	6,140,000	6,064,785
PRA Group, Inc.:
8.38%, 2/1/2028 (a)	2,423,000	2,456,147
8.88%, 1/31/2030 (a)	5,626,000	5,805,694
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	2,520,000	2,631,233
Rfna LP 7.88%, 2/15/2030 (a)	3,187,000	3,209,532
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	11,680,000	11,892,810
6.13%, 8/1/2031 (a)	2,203,000	2,249,946
6.50%, 8/1/2029 (a)	6,468,000	6,604,216
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.63%, 3/1/2029 (a)	568,000	546,336
3.88%, 3/1/2031 (a)	1,287,000	1,205,983
SLM Corp. 6.50%, 1/31/2030	5,797,000	5,880,883
Stonebriar ABF Issuer LLC:
7.00%, 8/15/2031 (a) (d)	2,580,000	2,580,697
8.13%, 12/15/2030 (a)	3,623,500	3,786,485
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	1,697,000	1,780,526
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	2,390,000	2,478,526
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	3,578,000	3,322,924
5.75%, 6/15/2027 (a) (b)	3,403,000	3,369,957
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	5,704,000	5,078,385
6.63%, 2/1/2030 (a)	4,700,000	4,375,042
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	1,611,000	1,666,741
Security Description	Principal Amount	Value
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	$1,784,000	$1,865,886
		278,345,777
ELECTRIC — 1.4%
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	8,071,000	7,996,101
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	4,387,000	4,465,308
DPL LLC 4.35%, 4/15/2029	4,105,000	3,978,238
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	4,370,000	4,174,617
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	375,000	395,670
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,913,000	3,731,398
4.96%, 4/30/2031 (a)	4,060,000	4,014,041
5.25%, 6/15/2029 (a)	6,357,000	6,340,917
5.75%, 1/15/2028	2,602,000	2,602,963
5.75%, 7/15/2029 (a)	1,822,000	1,822,291
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	5,248,000	5,141,308
PG&E Corp.:
5.00%, 7/1/2028	3,604,000	3,582,592
5.25%, 7/1/2030	5,263,000	5,183,476
VoltaGrid LLC 7.38%, 11/1/2030 (a)	7,540,000	7,830,893
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/2027 (a)	1,052,500	1,042,638
7.25%, 1/15/2029 (a) (b)	4,285,000	4,435,361
8.38%, 1/15/2031 (a) (b)	1,215,000	1,295,737
		68,033,549
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	3,932,000	3,806,569
4.75%, 6/15/2028 (a)	987,000	978,542
WESCO Distribution, Inc.:
5.25%, 4/15/2031 (a) (b)	2,116,000	2,100,828
6.38%, 3/15/2029 (a)	6,042,000	6,161,088
		13,047,027
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,833,000	8,693,439
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	9,435,000	9,260,736
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	1,149,000	1,116,702
5.88%, 9/1/2030 (a)	1,225,000	1,229,214
See accompanying notes to financial statements.
166

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	$372,000	$347,935
4.38%, 2/15/2030 (a)	4,103,000	3,991,152
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,590,000	5,391,331
		30,030,509
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	6,195,000	5,984,618
5.00%, 1/31/2028 (a)	3,232,000	3,211,864
		9,196,482
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (e) (f)	4,407,135	4,143
1.50%, 10/26/2024 (a) (e) (f) (g)	4,633,401	—
Arcosa, Inc. 4.38%, 4/15/2029 (a)	1,362,000	1,339,037
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	3,485,000	3,136,709
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	6,811,000	5,550,488
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,001,000	1,958,439
Fluor Corp. 4.25%, 9/15/2028	1,697,000	1,674,922
Global Infrastructure Solutions, Inc. 6.38%, 7/15/2034 (a) (d)	1,685,000	1,696,761
TopBuild Corp. 3.63%, 3/15/2029 (a)	1,023,000	1,023,000
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	4,169,000	4,540,291
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,683,000	2,643,077
		23,566,867
ENTERTAINMENT — 3.0%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,254,000	2,380,283
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,236,000	1,714,860
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a)	4,607,000	4,733,278
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	1,875,000	1,739,438
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	2,375,000	2,437,938
Brightstar Lottery PLC 5.25%, 1/15/2029 (a)	2,131,000	2,123,264
Security Description	Principal Amount	Value
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	$6,358,000	$6,109,784
7.00%, 2/15/2030 (a)	10,935,000	11,002,906
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	3,705,000	3,669,802
5.50%, 4/1/2027 (a)	7,261,000	7,261,653
5.75%, 4/1/2030 (a)	4,701,000	4,696,722
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	5,188,000	5,177,105
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	5,325,000	5,331,603
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	3,771,000	3,704,781
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	452,000	460,570
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	5,145,000	5,042,717
4.75%, 10/15/2027 (a)	4,407,000	4,396,423
6.50%, 5/15/2027 (a)	4,809,000	4,810,972
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a) (b)	2,651,000	2,236,569
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	1,492,000	1,451,209
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
11.88%, 4/15/2031 (a)	8,734,000	9,461,368
13.25%, 12/15/2029 (a)	468,000	528,840
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	3,733,000	3,605,667
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a) (b)	3,343,000	3,314,417
Penn Entertainment, Inc.:
5.63%, 1/15/2027 (a)	1,759,000	1,759,387
6.75%, 4/1/2031 (a)	4,443,000	4,465,126
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,750,000	3,313,695
5.88%, 9/1/2031 (a)	1,630,000	1,037,691
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029	5,284,000	4,722,734
4.63%, 4/6/2031 (a)	1,825,000	1,521,503
8.45%, 7/27/2030 (a)	3,761,000	3,713,047
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	1,131,000	1,145,646
See accompanying notes to financial statements.
167

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	$5,578,000	$4,771,812
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,321,000	5,198,032
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	3,174,000	3,155,432
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 7/15/2029	5,238,000	5,100,555
Vail Resorts, Inc. 5.63%, 7/15/2030 (a)	355,000	355,170
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	4,864,000	4,834,476
7.13%, 2/15/2031 (a)	3,228,000	3,410,705
		145,897,180
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 5.13%, 7/15/2029 (a) (b)	1,428,000	1,420,546
GFL Environmental Holdings U.S., Inc. 5.63%, 7/1/2031 (a)	3,260,000	3,260,065
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	5,456,000	5,316,381
4.00%, 8/1/2028 (a)	4,466,000	4,362,523
4.38%, 8/15/2029 (a)	1,503,500	1,460,605
4.75%, 6/15/2029 (a)	4,155,000	4,089,309
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	1,448,000	1,424,499
5.88%, 6/30/2029 (a)	5,909,000	5,908,055
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	5,585,000	5,328,704
		32,570,687
FOOD — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	6,492,000	6,177,268
4.88%, 2/15/2030 (a)	8,209,000	7,943,849
5.50%, 3/31/2031 (a)	1,725,000	1,687,274
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	1,529,000	1,529,000
8.00%, 9/15/2028 (a) (b)	5,001,000	5,010,502
11.00%, 6/15/2031 (a) (b)	2,348,000	2,167,274
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a) (b)	1,459,000	1,383,395
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,094,000	1,083,027
7.63%, 7/1/2029 (a)	1,328,000	1,369,898
Security Description	Principal Amount	Value
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	$3,257,000	$3,285,825
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,220,000	1,149,020
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	3,650,000	3,820,492
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	1,824,000	1,746,717
4.88%, 5/15/2028 (a)	4,893,000	4,857,526
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	5,449,000	5,284,440
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	6,433,000	6,213,184
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	3,342,000	3,228,038
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	967,000	943,657
4.75%, 2/15/2029 (a)	4,319,000	4,267,345
6.88%, 9/15/2028 (a)	3,843,000	3,927,162
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	3,247,000	3,244,792
		70,319,685
FOOD SERVICE — 0.3%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	5,508,000	5,495,882
TKC Holdings, Inc.:
8.50%, 8/15/2030 (a)	7,562,000	7,777,971
12.00%, 2/15/2031 (a)	3,416,000	3,599,439
		16,873,292
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	4,234,000	2,930,478
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	3,519,000	3,286,007
7.25%, 11/15/2031 (a)	1,194,000	1,161,392
Mercer International, Inc.:
5.13%, 2/1/2029	4,953,000	2,672,540
12.88%, 10/1/2028 (a)	135,000	68,055
		10,118,472
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.88%, 6/1/2031 (a)	2,073,000	2,097,047
9.38%, 6/1/2028 (a)	2,104,000	2,151,635
9.50%, 6/1/2030 (a)	610,000	654,481
		4,903,163
See accompanying notes to financial statements.
168

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	$13,833,000	$13,689,275
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	9,038,000	9,297,210
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,074,000	2,390,957
Medline Borrower LP 5.25%, 10/1/2029 (a)	8,663,000	8,612,062
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	2,689,000	2,747,002
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	2,930,000	3,080,514
Teleflex, Inc. 4.25%, 6/1/2028 (a)	3,696,000	3,641,927
		43,458,947
HEALTH CARE SERVICES — 5.4%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	3,867,000	3,805,592
5.50%, 7/1/2028 (a) (b)	1,247,000	1,241,339
Centene Corp.:
2.45%, 7/15/2028	11,749,000	11,161,198
2.50%, 3/1/2031	13,618,000	11,893,008
3.00%, 10/15/2030	17,248,000	15,595,814
3.38%, 2/15/2030	9,064,000	8,454,899
4.63%, 12/15/2029	25,433,000	24,772,759
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,873,000	2,757,391
4.00%, 3/15/2031 (a)	2,557,000	2,398,389
4.25%, 5/1/2028 (a)	4,156,000	4,075,665
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	3,259,000	3,299,640
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	1,300,000	1,196,442
5.25%, 5/15/2030 (a)	7,898,000	7,452,079
6.00%, 1/15/2029 (a)	4,776,000	4,736,407
6.13%, 4/1/2030 (a) (b)	6,173,000	5,538,416
6.88%, 4/15/2029 (a) (b)	10,535,000	10,362,963
DaVita, Inc.:
3.75%, 2/15/2031 (a)	8,532,000	7,912,406
4.63%, 6/1/2030 (a)	14,271,000	13,826,030
Encompass Health Corp.:
4.50%, 2/1/2028	1,001,000	994,213
4.75%, 2/1/2030	4,438,000	4,369,477
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	3,070,000	3,112,151
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,789,000	1,737,656
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	2,935,000	2,935,352
5.00%, 5/15/2027 (a)	10,349,000	10,342,791
Kedrion SpA 6.50%, 9/1/2029 (a)	3,468,000	3,428,950
Security Description	Principal Amount	Value
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	$1,558,000	$1,495,571
8.38%, 2/15/2032 (a)	107,000	111,376
9.88%, 8/15/2030 (a)	4,696,000	4,946,015
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,868,000	1,742,078
4.38%, 6/15/2028 (a)	7,686,000	7,559,488
6.50%, 2/15/2031 (a)	1,234,000	1,255,040
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	5,205,000	4,352,057
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	6,147,000	6,479,614
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	390,000	374,603
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	2,170,000	2,145,739
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	9,047,000	9,446,516
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	300,000	311,190
Star Parent, Inc. 9.00%, 10/1/2030 (a)	3,771,000	3,956,345
Team Health Holdings, Inc. 8.38%, 6/30/2028 (a)	2,007,000	2,019,062
Tenet Healthcare Corp.:
4.25%, 6/1/2029	12,468,000	12,115,280
4.38%, 1/15/2030	10,117,000	9,803,373
4.63%, 6/15/2028	4,616,000	4,576,025
5.13%, 11/1/2027	6,292,000	6,291,434
6.13%, 10/1/2028	4,432,000	4,447,689
6.13%, 6/15/2030	7,470,000	7,524,755
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a) (b)	7,504,000	7,051,884
		265,406,161
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	2,855,000	2,768,037
Stena International SA:
7.25%, 1/15/2031 (a) (b)	4,094,000	4,183,044
7.63%, 2/15/2031 (a)	849,000	876,576
		7,827,657
HOME BUILDERS — 0.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	5,551,000	5,734,849
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	1,220,000	1,174,799
4.63%, 4/1/2030 (a)	3,458,000	3,281,780
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	5,273,000	4,907,581
5.00%, 6/15/2029 (a)	2,025,000	1,927,780
6.25%, 9/15/2027 (a)	2,786,000	2,789,650
See accompanying notes to financial statements.
169

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Century Communities, Inc. 3.88%, 8/15/2029 (a)	$1,366,000	$1,303,519
Empire Communities Corp. 9.75%, 5/1/2029 (a)	3,008,000	3,098,300
K Hovnanian Enterprises, Inc. 8.00%, 4/1/2031 (a)	2,645,000	2,729,455
KB Home 7.25%, 7/15/2030	50,000	50,936
LGI Homes, Inc. 8.75%, 12/15/2028 (a) (b)	1,300,000	1,343,017
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	3,432,000	3,295,578
Risewell Homes, Inc. 8.50%, 11/1/2030 (a)	2,805,000	2,862,503
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	971,000	962,756
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	456,000	456,611
5.75%, 1/15/2028 (a)	949,000	960,625
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	2,456,000	2,330,769
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	3,296,000	3,308,030
		42,518,538
HOME FURNISHINGS — 0.3%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	1,969,312	1,664,935
14.00%, 11/15/2029 (a) (b)	4,013,121	1,053,565
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	5,603,000	5,400,732
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	18,686
4.75%, 2/26/2029	475,000	443,370
6.13%, 6/15/2030	3,391,000	3,127,451
7.50%, 7/1/2031 (a)	2,227,000	2,255,082
		13,963,821
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	2,809,000	2,716,668
5.50%, 6/1/2028 (a)	5,945,000	5,935,013
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	488	479
Perrigo Finance Unlimited Co. 5.15%, 6/15/2030	4,081,000	3,927,799
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	600,000	599,178
		13,179,137
HOUSEHOLD PRODUCTS & WARES — 0.0% *
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	1,744,000	1,623,263
Security Description	Principal Amount	Value
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	$4,891,000	$2,592,572
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	2,196,000	2,093,666
4.13%, 4/30/2031 (a)	3,643,000	3,436,442
Newell Brands, Inc.:
6.38%, 9/15/2027	1,343,000	1,356,242
6.38%, 5/15/2030 (b)	3,206,000	3,249,025
6.63%, 9/15/2029 (b)	406,000	413,020
8.50%, 6/1/2028 (a)	10,861,000	11,361,258
		24,502,225
INSURANCE — 2.3%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	5,757,000	5,254,241
7.50%, 11/6/2030 (a)	8,111,000	7,690,688
8.25%, 2/1/2029 (a)	6,962,000	6,551,103
8.50%, 6/15/2029 (a)	2,172,000	2,048,087
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	3,356,000	3,315,392
6.50%, 10/1/2031 (a)	29,000	28,914
6.75%, 4/15/2028 (a)	10,694,000	10,777,734
7.00%, 1/15/2031 (a)	8,943,000	9,087,340
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	5,268,000	5,077,667
6.38%, 2/15/2029 (a)	1,929,000	1,937,449
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	3,001,000	3,039,773
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	3,214,000	3,250,704
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	2,204,000	2,210,877
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	4,266,000	4,166,133
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	17,006,000	16,944,949
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 2/15/2031 (a)	7,587,000	7,348,844
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	4,195,000	4,171,047
7.25%, 6/15/2030 (a)	14,470,000	14,850,127
See accompanying notes to financial statements.
170

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	$5,406,000	$5,521,688
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	1,104,000	1,055,181
		114,327,938
INTERNET — 2.1%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	199,000	204,140
Angi Group LLC 3.88%, 8/15/2028 (a) (b)	3,780,000	3,198,258
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	6,046,000	6,327,018
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	5,511,000	5,414,723
6.13%, 12/1/2028 (a) (b)	1,944,000	1,913,751
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,533,000	1,520,613
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/2027 (a) (b)	2,051,000	2,037,217
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	7,664,000	7,690,977
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	3,976,000	3,315,706
11.25%, 2/21/2030 (a) (b)	1,532,000	1,261,372
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	2,345,000	2,207,184
5.25%, 12/1/2027 (a)	3,690,000	3,686,753
GrubHub Holdings, Inc. 13.00%, 7/31/2030 (a)	600,000	492,684
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
5.75%, 5/15/2028 (a)	140,000	128,535
8.75%, 5/1/2029 (a)	3,254,000	2,901,950
9.00%, 8/1/2029 (a)	3,908,000	3,477,260
9.50%, 5/30/2029 (a)	4,584,000	4,186,384
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	3,905,000	3,673,043
4.63%, 6/1/2028 (a)	1,239,000	1,221,320
5.63%, 2/15/2029 (a)	3,853,000	3,838,975
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	1,121,000	963,332
Photo Holdings LLC 12.00%, 7/1/2031 (a)	2,575,000	2,652,817
Rakuten Group, Inc.:
9.75%, 4/15/2029 (a)	5,648,000	6,135,818
11.25%, 2/15/2027 (a)	16,340,000	16,898,011
Wayfair LLC:
7.25%, 10/31/2029 (a)	7,777,000	8,028,353
7.75%, 9/15/2030 (a) (b)	2,666,000	2,803,139
Security Description	Principal Amount	Value
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	$2,365,000	$2,222,887
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	4,402,000	3,376,510
		101,778,730
INVESTMENT COMPANY SECURITIES — 1.0%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	8,116,971	7,732,064
FS KKR Capital Corp.:
2.63%, 1/15/2027	405,000	397,868
3.13%, 10/12/2028 (b)	2,944,000	2,771,158
3.25%, 7/15/2027 (b)	1,703,000	1,658,637
6.13%, 1/15/2030 (b)	2,445,000	2,383,044
6.13%, 1/15/2031 (b)	3,244,000	3,119,268
6.88%, 8/15/2029	3,355,000	3,359,764
7.50%, 8/1/2031	1,760,000	1,752,450
7.88%, 1/15/2029	2,542,000	2,607,787
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	3,002,000	2,563,017
5.25%, 5/15/2027	4,035,000	3,989,324
9.00%, 6/15/2030 (b)	7,023,000	6,550,282
9.75%, 1/15/2029	2,035,000	1,994,239
10.00%, 11/15/2029 (a)	7,458,000	7,358,286
		48,237,188
IRON/STEEL — 0.7%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	3,708,000	3,477,362
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,018,000	2,020,644
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a)	5,335,000	5,334,146
6.88%, 11/1/2029 (a)	7,240,000	7,301,178
Fortescue Treasury Pty. Ltd. 5.88%, 4/15/2030 (a)	870,000	881,397
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	1,442,000	1,543,156
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a)	1,050,000	1,087,569
8.50%, 5/1/2030 (a)	6,290,000	6,489,016
9.25%, 10/1/2028 (a)	4,950,748	5,117,192
U.S. Steel Corp. 6.88%, 3/1/2029	1,249,000	1,251,286
		34,502,946
IT SERVICES — 0.5%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,354,000	2,456,211
Everforth, Inc. 4.63%, 5/15/2028 (a)	2,997,000	2,776,721
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	5,973,000	6,365,844
See accompanying notes to financial statements.
171

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	$1,784,000	$1,736,010
5.88%, 7/15/2030	3,442,000	3,491,014
8.25%, 12/15/2029 (a)	3,770,000	3,942,855
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	2,712,000	2,551,856
		23,320,511
LEISURE TIME — 1.0%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f) (g)	1,771,000	—
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,279,000	3,223,028
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	945,000	801,936
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	4,626,000	4,780,138
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,685,000	3,081,913
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	4,986,000	4,837,018
7.75%, 2/15/2029 (a)	3,862,000	4,028,259
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	2,627,000	2,647,044
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	4,647,000	4,566,328
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	375,000	395,599
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	6,942,000	6,674,039
10.75%, 3/15/2030 (a)	3,485,000	3,325,004
11.13%, 7/15/2030 (a)	7,723,000	7,406,048
Viking Cruises Ltd. 7.00%, 2/15/2029 (a)	5,038,000	5,046,111
		50,812,465
LODGING — 2.4%
Boyd Gaming Corp. 4.75%, 12/1/2027	4,718,000	4,697,996
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	4,375,000	4,276,562
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	4,612,000	4,746,209
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	4,034,000	3,892,447
4.00%, 5/1/2031 (a)	373,000	352,466
4.88%, 1/15/2030	4,513,000	4,501,402
5.88%, 4/1/2029 (a)	6,241,000	6,312,896
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a) (b)	6,942,000	6,774,490
Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	$1,750,000	$1,748,373
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	1,774,000	1,714,269
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	2,335,000	2,276,929
5.63%, 7/17/2027	2,029,143	2,024,699
5.75%, 7/21/2028 (a)	8,383,000	8,331,780
MGM China Holdings Ltd. 4.75%, 2/1/2027 (a)	4,197,000	4,185,164
MGM Resorts International:
4.63%, 9/1/2026	2,380,000	2,376,620
4.75%, 10/15/2028	2,569,000	2,551,223
5.50%, 4/15/2027	4,154,000	4,161,145
6.13%, 9/15/2029	5,173,000	5,222,609
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,561,000	2,530,191
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a) (b)	4,473,000	4,289,652
6.50%, 1/15/2028 (a)	2,372,000	2,365,382
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	2,484,000	2,403,667
4.63%, 3/1/2030 (a)	884,000	855,190
6.00%, 4/1/2027	2,522,000	2,527,195
6.25%, 6/1/2031 (a)	3,520,000	3,542,176
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	3,803,000	3,744,092
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	6,265,000	6,263,747
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	3,831,000	3,741,508
5.50%, 10/1/2027 (a)	4,881,500	4,871,493
5.63%, 8/26/2028 (a)	7,867,000	7,821,293
		115,102,865
MACHINERY, CONSTRUCTION & MINING — 0.4%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	1,458,000	1,430,298
4.13%, 4/15/2029 (a)	3,450,500	3,342,637
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	581,000	624,075
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	7,317,000	7,400,048
Terex Corp. 5.00%, 5/15/2029 (a)	5,029,000	4,981,275
		17,778,333
MACHINERY-DIVERSIFIED — 0.5%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	8,091,000	8,372,729
9.50%, 1/1/2031 (a)	1,150,000	1,205,361
See accompanying notes to financial statements.
172

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Esab Corp. 5.63%, 4/1/2031 (a)	$6,126,000	$6,123,488
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	7,547,000	4,824,042
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	705,000	731,727
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	2,744,000	2,654,683
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	1,748,500	1,748,500
		25,660,530
MEDIA — 9.1%
AMC Global Media, Inc.:
4.25%, 2/15/2029 (b)	1,097,000	969,891
10.50%, 7/15/2032 (a)	1,200,737	1,234,082
Block Communications, Inc. 10.25%, 3/1/2031 (a)	1,994,000	1,823,393
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	2,315,000	1,251,466
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	10,778,000	9,709,361
4.50%, 8/15/2030 (a)	7,646,000	7,111,850
4.75%, 3/1/2030 (a)	18,639,000	17,686,547
5.00%, 2/1/2028 (a)	14,219,000	14,037,992
5.13%, 5/1/2027 (a)	9,774,000	9,758,655
5.38%, 6/1/2029 (a)	18,465,000	18,063,386
6.38%, 9/1/2029 (a)	8,730,500	8,723,428
7.38%, 3/1/2031 (a) (b)	1,360,000	1,364,923
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	2,310,000	1,369,137
4.13%, 12/1/2030 (a) (b)	1,625,000	964,454
4.63%, 12/1/2030 (a)	10,900,000	2,502,531
5.38%, 2/1/2028 (a) (b)	4,451,000	2,790,688
5.50%, 4/15/2027 (a)	5,062,000	3,391,489
5.75%, 1/15/2030 (a)	16,329,000	3,844,173
6.50%, 2/1/2029 (a)	8,341,000	4,991,838
7.50%, 4/1/2028 (a)	6,792,000	1,839,749
11.25%, 5/15/2028 (a) (b)	4,990,000	3,224,289
11.75%, 1/31/2029 (a)	13,468,000	8,252,113
Directv Financing LLC 8.88%, 2/1/2030 (a)	17,373,000	17,687,021
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	781,000	780,180
10.00%, 2/15/2031 (a)	7,572,000	7,865,339
Discovery Communications LLC:
3.63%, 5/15/2030	7,426,000	6,921,923
3.95%, 3/20/2028	6,672,000	6,581,928
4.13%, 5/15/2029	7,280,000	7,130,930
Discovery Global Holdings, Inc. 4.05%, 3/15/2029	6,480,000	6,417,079
DISH DBS Corp.:
5.13%, 6/1/2029 (e) (f)	7,528,000	6,804,333
Security Description	Principal Amount	Value
5.25%, 12/1/2026 (a)	$16,835,000	$16,740,724
5.75%, 12/1/2028 (a)	11,087,000	10,749,290
7.38%, 7/1/2028 (e) (f)	10,233,000	9,827,876
7.75%, 7/1/2026 (e) (f)	9,803,000	9,803,000
DISH Network Corp. 11.75%, 11/15/2027 (a)	17,286,000	17,766,378
EchoStar Corp. 10.75%, 11/30/2029	28,598,000	30,912,150
EW Scripps Co. 9.88%, 8/15/2030 (a)	8,464,000	7,406,085
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	3,953,000	2,840,665
5.38%, 11/15/2031 (a)	2,795,000	1,874,802
10.50%, 7/15/2029 (a)	2,249,000	2,372,807
Grupo Televisa SAB 8.50%, 3/11/2032 (b)	526,000	564,814
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	5,140,000	4,797,882
9.13%, 5/1/2029 (a) (b)	1,628,168	1,579,893
10.88%, 5/1/2030 (a)	5,606,000	4,849,190
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	3,735,000	2,066,912
6.75%, 10/15/2027 (a)	11,080,000	6,358,369
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	5,059,000	5,039,725
8.00%, 8/1/2029 (a)	2,038,000	2,042,096
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	1,480,000	1,300,121
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	5,029,000	4,926,459
Paramount Global:
3.38%, 2/15/2028	3,940,000	3,836,299
3.70%, 6/1/2028	5,384,000	5,223,449
4.20%, 6/1/2029	1,305,000	1,252,213
4.20%, 5/19/2032 (b)	1,675,000	1,453,850
4.95%, 1/15/2031	10,517,000	9,780,074
7.88%, 7/30/2030 (b)	3,876,000	4,069,684
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	2,080,000	1,259,606
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	2,853,000	2,500,911
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	1,504,000	1,499,759
4.00%, 7/15/2028 (a)	12,668,000	12,335,085
4.13%, 7/1/2030 (a)	10,312,000	9,704,005
5.00%, 8/1/2027 (a)	11,793,500	11,776,753
5.50%, 7/1/2029 (a)	1,341,000	1,338,224
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	5,400,000	5,269,661
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	7,454,000	7,107,687
7.38%, 6/30/2030 (a)	5,613,000	5,626,471
8.50%, 7/31/2031 (a)	477,000	479,251
See accompanying notes to financial statements.
173

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Urban One, Inc. 7.63%, 4/1/2031 (a)	$1,287,000	$463,899
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	6,544,000	6,770,815
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	4,423,000	3,342,196
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	6,070,000	5,174,068
5.50%, 5/15/2029 (a)	7,228,000	6,880,767
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a) (b)	6,525,000	5,732,408
Ziggo BV 4.88%, 1/15/2030 (a)	3,629,000	3,411,442
		445,201,983
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,000,000	1,013,710
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	2,382,000	2,488,547
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	5,182,000	5,058,668
		8,560,925
MINING — 1.3%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a) (b)	3,193,000	3,108,066
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	7,356,000	7,464,722
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	3,789,000	3,944,880
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	4,586,000	4,832,222
Constellium SE 3.75%, 4/15/2029 (a)	5,310,000	5,101,264
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	322,000	306,914
4.50%, 9/15/2027 (a)	7,453,000	7,386,668
Hudbay Minerals, Inc. 6.13%, 4/1/2029	544,000	546,774
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	1,989,000	2,099,827
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	2,050,000	1,960,169
Novelis Corp.:
4.75%, 1/30/2030 (a)	12,112,000	11,716,664
6.88%, 1/30/2030 (a)	1,893,000	1,939,265
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	4,174,000	4,298,469
PLS Group Ltd. 6.88%, 5/1/2031 (a)	4,250,000	4,354,890
Skeena Resources Ltd. 8.50%, 4/1/2031 (a)	3,025,000	3,176,190
Security Description	Principal Amount	Value
Trekor Metals Ltd. 8.25%, 5/1/2030 (a)	$1,190,000	$1,242,872
		63,479,856
MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	491,000	477,635
Avient Corp. 7.13%, 8/1/2030 (a) (b)	1,491,000	1,518,077
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	4,424,000	4,513,099
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,832,000	5,005,614
Entegris, Inc. 5.95%, 6/15/2030 (a)	2,815,000	2,841,517
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	6,474,000	6,475,813
Maxam Prill SARL 7.75%, 7/15/2030 (a)	2,599,000	2,676,450
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,374,000	5,490,938
		28,999,143
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp. 10.25%, 10/15/2030 (a) (b)	6,806,000	6,001,939
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	2,432,000	1,415,376
8.88%, 11/30/2029 (a)	2,623,000	1,135,995
		8,553,310
OFFICE FURNISHINGS — 0.1%
HNI Corp. 5.13%, 1/18/2029 (a)	3,823,000	3,767,299
OIL & GAS — 4.5%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	7,590,000	7,897,850
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/2029 (a)	2,281,000	2,273,564
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	3,870,000	3,881,107
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	4,498,000	4,746,605
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 2/15/2031 (a)	2,740,000	2,896,317
Caturus Energy LLC:
7.13%, 5/15/2031 (a)	4,805,000	4,753,539
8.50%, 2/15/2030 (a)	2,268,000	2,364,299
Chord Energy Corp. 6.00%, 10/1/2030 (a)	3,440,000	3,455,549
CNX Resources Corp. 7.38%, 1/15/2031 (a)	1,771,000	1,812,583
See accompanying notes to financial statements.
174

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	$4,034,000	$3,803,578
6.75%, 3/1/2029 (a)	1,277,000	1,256,645
6.75%, 3/1/2029 (a) (b)	10,567,000	10,385,459
CVR Energy, Inc. 7.50%, 2/15/2031 (a)	3,680,000	3,662,446
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	3,157,000	3,206,660
EnQuest PLC:
9.88%, 4/30/2031 (a) (b)	3,500,000	3,572,555
9.88%, 4/30/2031	2,000,000	2,041,460
FORESEA Holding SA 7.50%, 6/15/2030 (a) (b)	825,000	809,449
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,980,000	3,041,984
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,196,000	3,184,335
6.00%, 4/15/2030 (a)	5,618,000	5,519,123
6.00%, 2/1/2031 (a)	4,982,000	4,823,373
6.25%, 11/1/2028 (a)	750,000	751,958
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	4,802,000	4,769,394
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	2,532,000	2,619,076
Kraken Oil & Gas Partners LLC:
7.13%, 5/15/2031 (a)	1,572,000	1,537,636
7.63%, 8/15/2029 (a)	3,446,000	3,477,841
Nabors Industries, Inc. 9.13%, 1/31/2030 (a)	5,892,000	6,159,320
Noble Finance II LLC 8.00%, 4/15/2030 (a)	8,121,000	8,413,356
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/1/2034 (a)	1,227,000	1,214,914
7.88%, 9/15/2030 (a)	3,294,000	3,355,499
9.88%, 3/15/2030 (a) (b)	4,474,000	4,785,211
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	3,644,000	3,661,345
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	792,000	813,439
Range Resources Corp. 4.75%, 2/15/2030 (a)	4,226,000	4,126,731
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	3,139,000	3,271,560
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	2,390,000	2,497,192
SM Energy Co.:
6.63%, 1/15/2027	836,000	837,204
6.75%, 8/1/2029 (a)	4,059,000	4,131,981
8.38%, 7/1/2028 (a)	10,013,000	10,226,077
8.63%, 11/1/2030 (a)	3,762,000	3,951,605
Sunoco LP:
4.50%, 10/1/2029 (a)	7,691,000	7,474,652
Security Description	Principal Amount	Value
4.63%, 5/1/2030 (a)	$5,153,000	$4,981,508
5.88%, 7/15/2027 (a)	4,307,000	4,307,215
7.00%, 5/1/2029 (a)	5,526,000	5,687,359
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	4,618,000	4,514,141
4.50%, 4/30/2030	1,872,000	1,811,254
5.88%, 3/15/2028	3,138,000	3,135,772
7.00%, 9/15/2028 (a)	1,961,000	2,002,436
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	6,068,000	6,318,851
9.38%, 2/1/2031 (a)	2,203,000	2,313,833
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	2,366,000	2,328,262
Transocean International Ltd.:
7.50%, 4/15/2031 (b)	375,000	378,818
8.25%, 5/15/2029 (a)	3,415,000	3,526,431
8.75%, 2/15/2030 (a)	6,405,700	6,642,198
Trident Energy Finance PLC 12.50%, 11/30/2029 (a) (b)	229,500	241,489
Valaris Ltd. 8.38%, 4/30/2030 (a)	6,063,000	6,292,848
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	4,439,000	4,416,272
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	1,769,000	1,800,382
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a) (b)	2,738,000	2,807,545
		220,971,085
OIL & GAS SERVICES — 0.8%
CHC Group LLC 11.75%, 9/1/2030 (a)	1,000,000	842,980
Enerflex, Inc. 6.88%, 1/15/2031 (a)	5,269,000	5,395,930
Kodiak Gas Services LLC 5.88%, 4/1/2031 (a)	4,528,000	4,537,464
Oceaneering International, Inc. 6.00%, 2/1/2028 (b)	1,020,000	1,034,515
SESI LLC 7.88%, 9/30/2030 (a)	3,855,000	3,917,258
TGS ASA 8.50%, 1/15/2030 (a)	2,763,000	2,899,769
Tidewater, Inc. 9.13%, 7/15/2030 (a)	2,812,000	3,010,021
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	5,745,000	5,885,752
Viridien 10.00%, 10/15/2030 (a)	5,122,000	5,435,005
WBI Operating LLC 6.25%, 10/15/2030 (a)	5,814,000	5,846,965
		38,805,659
See accompanying notes to financial statements.
175

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 2.2%
Ardagh Group SA:
9.50%, 12/1/2030 (a)	$6,285,000	$6,714,705
11.00%, 12/1/2030 (a)	2,455,000	2,344,525
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	3,550,000	3,400,722
4.00%, 9/1/2029 (a)	5,640,000	5,361,779
6.25%, 1/30/2031 (a) (b)	1,290,000	1,303,700
Ball Corp.:
2.88%, 8/15/2030	8,028,000	7,324,587
6.00%, 6/15/2029	6,957,000	7,071,860
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	2,606,000	2,599,563
6.75%, 7/15/2030 (a)	3,373,000	3,443,732
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,770,000	3,768,756
6.88%, 1/15/2030 (a)	4,289,000	4,288,957
8.75%, 4/15/2030 (a)	4,533,000	4,472,031
Crown Americas LLC 5.25%, 4/1/2030	5,000	5,014
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	4,016,000	4,002,346
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	3,008,000	2,917,158
3.50%, 3/1/2029 (a)	1,492,000	1,417,654
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	2,242,000	1,927,806
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2030 (a)	16,135,000	16,491,745
9.25%, 4/15/2030 (a)	6,116,000	6,038,510
OI European Group BV 4.75%, 2/15/2030 (a)	3,602,000	3,419,775
Owens-Brockway Glass Container, Inc. 7.25%, 5/15/2031 (a) (b)	2,975,000	2,939,508
Silgan Holdings, Inc. 4.13%, 2/1/2028	1,552,000	1,531,343
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	7,360,461	6,937,823
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	2,879,000	2,886,802
TriMas Corp. 4.13%, 4/15/2029 (a)	1,897,500	1,827,160
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	3,623,000	3,829,185
		108,266,746
Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.8%
Adapthealth LLC:
4.63%, 8/1/2029 (a)	$1,788,000	$1,726,546
5.13%, 3/1/2030 (a) (b)	4,046,000	3,923,002
6.13%, 8/1/2028 (a)	2,721,000	2,721,653
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a) (b)	3,818,000	3,810,937
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a) (b)	4,127,000	3,815,618
5.00%, 1/30/2028 (a) (b)	3,653,000	3,242,366
5.25%, 1/30/2030 (a) (b)	8,531,000	5,455,404
5.25%, 2/15/2031 (a)	1,500,000	885,045
6.25%, 2/15/2029 (a) (b)	1,897,000	1,429,579
11.00%, 9/30/2028 (a)	6,823,000	6,946,019
14.00%, 10/15/2030 (a) (b)	1,503,000	1,409,047
BellRing Brands, Inc. 7.00%, 3/15/2030 (a) (b)	5,163,000	5,164,755
Elanco Animal Health, Inc. 6.40%, 8/28/2028	4,871,500	5,003,664
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	9,330,000	9,828,782
Grifols SA 4.75%, 10/15/2028 (a)	4,910,000	4,820,049
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	1,956,500	1,832,223
Jazz Securities DAC 4.38%, 1/15/2029 (a) (b)	7,643,000	7,484,408
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	16,027,000	15,824,739
5.13%, 4/30/2031 (a)	346,000	342,450
		85,666,286
PIPELINES — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	2,095,000	2,089,385
5.75%, 1/15/2028 (a)	5,742,000	5,745,905
6.63%, 2/1/2032 (a)	2,545,000	2,598,750
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	1,526,000	1,564,562
Buckeye Partners LP:
3.95%, 12/1/2026	8,296,000	8,244,150
4.13%, 12/1/2027	4,404,000	4,345,471
4.50%, 3/1/2028 (a)	144,000	142,579
6.75%, 2/1/2030 (a)	1,676,000	1,730,939
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,273,000	1,212,596
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	10,755,000	10,547,966
See accompanying notes to financial statements.
176

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	$4,085,000	$4,247,134
Excelerate Energy LP 8.00%, 5/15/2030 (a)	4,855,000	5,121,540
Genesis Energy LP/Genesis Energy Finance Corp.:
8.25%, 1/15/2029	3,220,000	3,325,680
8.88%, 4/15/2030	387,000	404,655
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	2,350,000	2,372,513
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	831,000	801,707
5.13%, 6/15/2028 (a)	3,871,000	3,859,929
5.50%, 10/15/2030 (a)	500	499
5.88%, 3/1/2028 (a)	3,860,000	3,887,445
6.50%, 6/1/2029 (a)	5,332,000	5,435,601
ITT Holdings LLC 6.50%, 8/1/2029 (a)	6,395,000	6,321,010
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	2,448,000	2,459,750
6.63%, 12/15/2028 (a)	7,845,000	7,975,227
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	1,832,000	1,846,308
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	771,000	125,449
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	7,456,000	7,719,271
NuStar Logistics LP:
5.63%, 4/28/2027	4,506,000	4,516,905
6.38%, 10/1/2030 (b)	492,000	508,635
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,491,000	1,549,417
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	3,412,000	3,370,374
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	1,391,000	1,452,274
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	2,163,000	2,157,895
6.00%, 12/31/2030 (a)	4,597,000	4,599,666
7.38%, 2/15/2029 (a)	3,705,000	3,800,144
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	3,995,000	4,069,746
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	8,287,000	7,910,439
6.25%, 1/15/2030 (a)	5,162,000	5,290,327
Security Description	Principal Amount	Value
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a)	$9,653,000	$9,840,365
9.50%, 2/1/2029 (a)	19,906,000	21,451,701
Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030 (a)	8,534,000	8,729,514
		173,373,423
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	5,950,000	5,985,700
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	2,232,000	2,152,719
5.75%, 1/15/2029 (a)	878,000	868,518
9.75%, 4/15/2030 (a)	2,141,000	2,300,547
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,233,000	4,132,297
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	1,913,000	1,915,984
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	306,000	313,344
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	128,000	133,070
Howard Hughes Corp.:
4.13%, 2/1/2029 (a) (b)	1,517,000	1,465,695
4.38%, 2/1/2031 (a)	3,568,000	3,374,258
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	3,215,000	3,175,263
Kennedy-Wilson, Inc. 7.00%, 6/1/2031 (a)	2,196,000	2,247,320
Newmark Group, Inc. 7.50%, 1/12/2029	4,375,000	4,587,100
		32,651,815
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a) (b)	3,149,000	2,965,161
Blackstone Mortgage Trust, Inc.:
6.25%, 6/1/2031 (a)	6,278,000	6,063,418
7.75%, 12/1/2029 (a)	350,000	362,050
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,222,000	2,169,472
4.55%, 10/1/2029	2,806,000	2,634,385
6.13%, 1/15/2031 (b)	361,000	344,528
8.88%, 4/12/2029	4,335,000	4,576,893
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	5,796,000	5,729,694
See accompanying notes to financial statements.
177

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Diversified Healthcare Trust:
4.38%, 3/1/2031	$1,219,000	$1,115,812
4.75%, 2/15/2028	7,278,000	7,129,602
7.25%, 10/15/2030 (a)	1,604,000	1,648,992
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	2,448,000	2,387,761
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	2,917,000	2,551,733
3.95%, 11/1/2027	2,949,000	2,874,538
4.65%, 4/1/2029 (b)	3,534,000	3,344,790
5.95%, 2/15/2028	1,414,000	1,399,747
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	529,000	506,089
4.88%, 9/15/2027 (a)	5,449,000	5,438,756
4.88%, 9/15/2029 (a)	11,153,000	10,930,163
5.00%, 7/15/2028 (a)	2,502,000	2,491,016
5.25%, 3/15/2028 (a)	6,942,000	6,934,364
5.25%, 7/15/2030 (a) (b)	11,753,000	11,567,773
7.00%, 2/15/2029 (a)	1,584,000	1,614,413
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	7,414,000	7,510,085
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	6,899,000	4,730,506
4.63%, 8/1/2029	6,619,000	5,318,366
5.00%, 10/15/2027	7,961,000	7,721,055
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	5,563,000	5,440,002
5.88%, 10/1/2028 (a)	3,064,000	3,063,418
7.00%, 2/1/2030 (a)	1,248,000	1,278,601
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	2,441,000	2,481,789
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,516,000	4,423,693
7.25%, 7/15/2028 (a)	2,373,000	2,419,416
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	5,232,000	5,250,887
8.00%, 7/15/2030 (a)	4,852,000	4,836,959
8.50%, 6/1/2031 (a)	612,000	614,056
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	3,629,000	3,629,000
4.00%, 9/15/2029 (a)	3,972,000	3,783,092
SBA Communications Corp. 3.88%, 2/15/2027	8,966,000	8,917,135
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	3,000	2,787
3.95%, 1/15/2028 (b)	2,529,000	2,452,953
Security Description	Principal Amount	Value
4.38%, 2/15/2030 (b)	$1,229,000	$1,106,653
4.95%, 10/1/2029 (b)	2,690,000	2,528,977
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	4,677,100	4,674,200
4.38%, 1/15/2027 (a)	5,380,000	5,367,895
5.25%, 10/15/2028 (a)	4,789,000	4,766,779
5.75%, 1/15/2031 (a)	1,029,000	1,023,032
5.88%, 8/15/2029 (a) (d)	2,700,000	2,708,829
6.00%, 4/15/2030 (a)	3,408,000	3,419,723
6.13%, 6/1/2031 (a)	1,611,000	1,620,940
6.50%, 10/15/2030 (a)	480,000	490,944
7.25%, 4/1/2029 (a)	2,728,000	2,817,778
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,691,000	6,536,639
XHR LP:
4.88%, 6/1/2029 (a)	2,448,000	2,402,590
6.63%, 5/15/2030 (a)	540,000	552,479
		200,672,408
RETAIL — 4.7%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	752,000	723,522
3.88%, 1/15/2028 (a)	4,235,000	4,157,161
4.00%, 10/15/2030 (a)	15,505,000	14,643,387
4.38%, 1/15/2028 (a)	2,963,000	2,930,466
6.13%, 6/15/2029 (a)	4,735,000	4,806,404
Academy Ltd. 5.88%, 5/15/2031 (a)	1,256,000	1,255,686
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	2,745,000	2,638,329
3.90%, 4/15/2030	89,000	83,668
7.00%, 8/1/2030 (a)	8,841,000	9,068,656
Arko Corp. 5.13%, 11/15/2029 (a) (b)	2,535,000	2,342,872
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (b)	4,332,000	4,288,333
4.63%, 11/15/2029 (a)	4,709,000	4,576,159
4.75%, 3/1/2030	1,236,000	1,202,492
Bath & Body Works, Inc.:
5.25%, 2/1/2028	6,352,000	6,358,797
6.63%, 10/1/2030 (a)	2,588,500	2,639,442
7.50%, 6/15/2029	3,270,000	3,306,624
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	658,000	634,628
Brinker International, Inc. 8.25%, 7/15/2030 (a)	2,055,000	2,142,481
EG Global Finance PLC 12.00%, 11/30/2028 (a)	4,103,000	4,349,180
Ferrellgas LP/Ferrellgas Finance Corp.:
5.88%, 4/1/2029 (a)	2,968,000	2,887,716
See accompanying notes to financial statements.
178

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
9.25%, 1/15/2031 (a)	$4,803,000	$5,060,153
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	6,252,000	6,077,194
6.75%, 1/15/2030 (a) (b)	5,556,000	5,448,603
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	6,538,000	6,428,162
5.63%, 1/1/2030 (a)	1,848,000	1,838,649
Gap, Inc. 3.63%, 10/1/2029 (a)	4,576,000	4,311,965
Gee Automotive Holdings LLC 7.25%, 3/1/2031 (a)	1,032,000	1,045,416
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a) (b)	5,076,000	4,998,286
11.50%, 8/15/2029 (a)	2,617,000	2,724,323
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,112,000	1,247,259
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	9,369,000	9,124,938
6.38%, 1/15/2030 (a)	810,000	820,506
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	3,570,500	3,540,508
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,515,000	3,505,966
Kohl's Corp.:
5.13%, 5/1/2031	723,000	646,420
10.00%, 6/1/2030 (a)	4,399,000	4,762,621
LBM Acquisition LLC:
6.25%, 1/15/2029 (a)	2,217,000	1,605,640
9.50%, 6/15/2031 (a)	7,031,000	6,283,042
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	8,505,000	8,289,483
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,020,000	3,851,361
4.63%, 12/15/2027 (a)	2,159,000	2,148,637
5.50%, 10/1/2030 (a)	4,839,000	4,788,287
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	2,000	1,989
Men's Wearhouse LLC 9.00%, 2/1/2031 (a)	707,000	751,074
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	46,000	43,026
4.75%, 9/15/2029	4,102,000	4,037,024
Nordstrom, Inc. 4.00%, 3/15/2027	5,444,000	5,384,170
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	1,408,000	1,351,680
Park River Holdings, Inc.:
8.00%, 3/15/2031 (a)	5,316,000	5,366,821
8.75%, 12/31/2030 (a) (b)	4,493,999	4,372,391
Security Description	Principal Amount	Value
Penske Automotive Group, Inc. 3.75%, 6/15/2029	$1,094,000	$1,047,002
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a) (b)	4,205,000	4,235,570
QXO Building Products, Inc. 6.50%, 7/15/2031 (a)	646,000	658,287
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,206,000	2,155,747
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	1,436,000	1,321,106
Staples, Inc.:
10.75%, 9/1/2029 (a)	14,804,000	14,116,502
12.75%, 1/15/2030 (a)	4,123,000	3,155,621
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	4,754,000	4,610,096
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	2,732,000	2,662,416
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	1,692,000	1,746,381
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	555,000	548,329
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	3,997,000	4,056,515
Yum! Brands, Inc.:
3.63%, 3/15/2031	3,708,000	3,450,961
4.75%, 1/15/2030 (a)	3,404,000	3,348,379
		232,004,509
SEMICONDUCTORS — 0.2%
Entegris, Inc. 4.38%, 4/15/2028 (a)	4,955,000	4,884,193
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	3,666,000	3,782,615
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,973,000	2,889,072
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	790,000	778,822
		12,334,702
SOFTWARE — 3.1%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,817,000	3,884,294
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	12,138,000	11,639,371
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	2,673,000	2,539,537
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	4,028,000	2,162,512
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	21,373,000	20,746,130
9.00%, 9/30/2029 (a)	21,644,000	21,014,592
See accompanying notes to financial statements.
179

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CoreWeave, Inc.:
9.00%, 2/1/2031 (a) (b)	$4,935,000	$4,879,925
9.25%, 6/1/2030 (a) (b)	7,905,000	7,953,695
9.75%, 10/1/2031 (a)	9,175,000	9,151,145
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	3,187,000	2,231,378
Elastic NV 4.13%, 7/15/2029 (a)	2,444,000	2,331,723
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	4,504,000	4,363,881
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	2,507,000	2,448,913
Open Text Corp.:
3.88%, 2/15/2028 (a)	4,287,000	4,175,066
3.88%, 12/1/2029 (a)	7,446,000	6,844,735
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a) (b)	2,954,000	2,705,569
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	5,130,000	4,413,544
Playtika Holding Corp. 4.25%, 3/15/2029 (a) (b)	4,215,000	3,772,467
PTC, Inc. 4.00%, 2/15/2028 (a)	2,730,000	2,672,534
ROBLOX Corp. 3.88%, 5/1/2030 (a)	2,557,000	2,417,822
Rocket Software, Inc.:
6.50%, 2/15/2029 (a) (b)	402,000	362,282
9.00%, 11/28/2028 (a)	7,653,000	7,594,455
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	8,242,000	8,239,775
Twilio, Inc. 3.63%, 3/15/2029	1,409,000	1,358,572
UKG, Inc. 6.88%, 2/1/2031 (a)	11,923,000	11,576,398
West Technology Group LLC 8.50%, 4/10/2027 (a) (e) (f)	2,109,000	67,720
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a) (b)	2,706,000	2,199,058
		153,747,093
TELECOMMUNICATIONS — 6.6%
Altice Financing SA:
5.00%, 1/15/2028 (a)	8,432,000	5,941,693
5.75%, 8/15/2029 (a)	14,945,000	10,430,564
9.63%, 7/15/2027 (a)	1,359,000	1,048,387
Altice France SA:
6.50%, 4/15/2032 (a)	823	796
6.88%, 10/15/2030 (a)	969,293	940,893
6.88%, 7/15/2032 (a)	16,233	15,750
9.50%, 11/1/2029 (a)	10,779,632	10,945,531
Altice Holdings 1 SARL Zero Coupon, 12/31/2099 (a) (g)	9,799	153,349
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	10,666,000	10,701,944
Security Description	Principal Amount	Value
APLD ComputeCo 3 LLC 7.00%, 6/15/2031 (a)	$10,423,000	$10,407,887
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	13,153,000	14,190,640
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	9,819,000	9,964,321
Ciena Corp. 4.00%, 1/31/2030 (a)	3,721,000	3,551,881
Cipher Compute LLC 7.13%, 11/15/2030 (a)	7,537,000	7,842,776
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	11,588,000	12,196,254
Connect Holding II LLC 10.50%, 4/3/2031 (a) (b)	13,046,000	13,073,397
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	18,092,000	18,342,755
Edged Compute LLC 7.50%, 4/30/2031 (a)	8,923,000	8,695,731
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	4,744,000	4,773,460
Flash Compute LLC 7.25%, 12/31/2030 (a)	8,091,000	8,323,535
GCI LLC 4.75%, 10/15/2028 (a)	2,928,000	2,792,053
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	4,782,659	3,113,857
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	3,983,000	3,367,587
6.63%, 8/1/2026 (b)	2,692,500	1,572,528
Iliad Holding SAS:
7.00%, 10/15/2028 (a)	7,844,000	7,881,337
8.50%, 4/15/2031 (a)	973,000	1,030,806
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	31,724,000	31,781,420
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	25,062,000	25,028,166
RCN Corp. Zero Coupon, 4/15/2023 (e) (f) (g)	154,000	—
SE Cosmos LLC 8.88%, 5/1/2031 (a)	7,236,000	7,439,187
Stingray Compute LLC 6.00%, 6/15/2031 (a)	4,640,000	4,650,718
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	20,172,000	19,887,171
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	2,689,000	2,383,691
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,011,500	1,008,557
6.50%, 2/15/2029 (a) (b)	5,311,000	5,269,096
See accompanying notes to financial statements.
180

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Viasat, Inc.:
5.63%, 4/15/2027 (a)	$2,990,500	$2,987,270
6.50%, 7/15/2028 (a)	6,772,500	6,754,147
7.50%, 5/30/2031 (a) (b)	1,543,000	1,558,291
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	3,539,000	3,375,144
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (a)	10,622,000	8,761,344
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	3,475,000	3,664,666
WULF Compute LLC 7.75%, 10/15/2030 (a)	19,353,000	20,313,296
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	4,075,000	4,084,332
Zegona Finance PLC 8.63%, 7/15/2029 (a) (b)	4,246,000	4,434,777
		324,680,985
TRANSPORTATION — 0.5%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	3,471,000	3,602,273
Brightline East LLC 11.00%, 1/31/2030 (a)	4,638,000	364,547
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	989,000	947,966
PODS LLC 8.75%, 5/15/2031 (a)	4,693,000	4,592,476
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	6,553,000	6,783,469
RXO, Inc. 6.38%, 5/15/2031 (a) (b)	1,791,000	1,820,158
Seaspan Corp. Pte. Ltd. 5.50%, 8/1/2029 (a)	3,251,000	3,174,667
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	4,758,000	4,686,249
		25,971,805
TRUCKING & LEASING — 0.2%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	10,038,000	10,021,939
TOTAL CORPORATE BONDS & NOTES (Cost $4,803,767,631)		4,736,877,431

	Shares
COMMON STOCKS — 0.1%
AIRLINES — 0.0%
Spirit Aviation Holdings, Inc. (f)	5	—
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (f) (g)	1,017,249	—
Abengoa SA Class B (f) (g)	10,518,618	—
		—
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.1%
Luxco Co. Ltd. (f) (g)	272,053	$5,441,925
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (f) (g)	9,870	59,220
MEDIA — 0.0% *
iHeartMedia, Inc. Class A (b) (f)	29,774	127,730
TRANSPORTATION INFRASTRUCTURE — 0.0%
Erickson, Inc. (f) (g)	4,342	—
TOTAL COMMON STOCKS (Cost $14,891,649)		5,628,875
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (e) (f) (g) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (h) (i)	22,226,175	22,226,175
State Street Navigator Securities Lending Portfolio II (j) (k)	269,332,291	269,332,291
TOTAL SHORT-TERM INVESTMENTS (Cost $291,558,466)		291,558,466
TOTAL INVESTMENTS — 103.0% (Cost $5,110,217,746)		5,034,064,772
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(146,049,106)
NET ASSETS — 100.0%		$4,888,015,666

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 81.7% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Non-income producing security.
(g)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $5,654,494,
representing 0.10% of the Fund's net assets.

See accompanying notes to financial statements.
181

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2026.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,736,724,082	$153,349	$4,736,877,431
Common Stocks	127,730	—	5,501,145	5,628,875
Warrants	—	—	0 (a)	0
Short-Term Investments	291,558,466	—	—	291,558,466
TOTAL INVESTMENTS	$291,686,196	$4,736,724,082	$5,654,494	$5,034,064,772

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	61,368,465	$61,368,465	$1,071,271,517	$1,110,413,807	$—	$—	22,226,175	$22,226,175	$1,352,045
State Street Navigator Securities Lending Portfolio II	379,842,597	379,842,597	1,099,104,647	1,209,614,953	—	—	269,332,291	269,332,291	4,100,034
Total		$441,211,062	$2,170,376,164	$2,320,028,760	$—	$—		$291,558,466	$5,452,079

See accompanying notes to financial statements.
182

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183

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	State Street SPDR Bloomberg 1-10 Year TIPS ETF	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	State Street SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,971,230,849	$46,183,786,108	$3,840,447,696
Investments in affiliated issuers, at value	8,840,359	2,598,586,501	311,762,966
Total Investments	1,980,071,208	48,782,372,609	4,152,210,662
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	39,466,094	1,186,401,895	625,578,590
Receivable for fund shares sold	—	—	—
Dividends receivable — affiliated issuers	8,844	196,128	34,964
Interest receivable — unaffiliated issuers	8,960,688	—	—
Securities lending income receivable — unaffiliated issuers	322	14,549	1,711
Securities lending income receivable — affiliated issuers	1,024	173,220	82,745
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	2,028,508,180	49,969,158,401	4,777,908,672
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	8,569,600	2,391,452,450	298,647,920
Payable for investments purchased	20,848,790	1,222,797,735	622,663,193
Payable for fund shares repurchased	652,401	2,267,375	35,524
Advisory fee payable	233,472	5,181,587	429,452
Trustees’ fees and expenses payable	685	8,927	880
Accrued expenses and other liabilities	2,637	2,637	2,636
TOTAL LIABILITIES	30,307,585	3,621,710,711	921,779,605
NET ASSETS	$1,998,200,595	$46,347,447,690	$3,856,129,067
NET ASSETS CONSIST OF:
Paid-in capital	$2,084,327,662	$46,215,386,124	$3,852,190,564
Total distributable earnings (loss)	(86,127,067)	132,061,566	3,938,503
NET ASSETS	$1,998,200,595	$46,347,447,690	$3,856,129,067
NET ASSET VALUE PER SHARE
Net asset value per share	$18.92	$91.65	$99.38
Shares outstanding (unlimited amount authorized, $0.01 par value)	105,600,000	505,724,503	38,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,016,259,714	$46,185,141,637	$3,842,538,848
Investments in affiliated issuers	8,840,359	2,598,586,501	311,762,966
Total cost of investments	$2,025,100,073	$48,783,728,138	$4,154,301,814
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$8,361,130	$2,540,815,330	$292,604,023
See accompanying notes to financial statements.
184

State Street SPDR Bloomberg Emerging Markets USD Bond ETF	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	State Street SPDR Nuveen ICE Municipal Bond ETF	State Street SPDR Nuveen ICE Short Term Municipal Bond ETF

$265,695,426	$3,011,532,764	$3,043,389,173	$3,111,446,499	$3,444,273,547
585,491	76,123,332	26,374,941	4,286,830	19,505,237
266,280,917	3,087,656,096	3,069,764,114	3,115,733,329	3,463,778,784
985	838	—	—	—
33,740	—	—	—	—
75,444	—	—	—	1,669,591
5,391	—	—	—	—
4,733,536	69,181,512	—	—	—
10,162,536	—	10,136,858	729,015	4,793,631
1,685	85,126	96,281	55,717	54,356
4,651,001	16,932,012	42,185,373	37,407,091	42,267,130
20	1,396	—	—	—
129	15,191	—	—	—
—	18,590	—	—	—
285,945,384	3,173,890,761	3,122,182,626	3,153,925,152	3,512,563,492

—	1,973,681	3,683,931	—	—
323,460	49,592,002	—	—	—
3,558,488	72,924,526	15,799,057	17,176,841	38,952,647
—	115,876	—	—	—
50,340	363,216	860,862	586,865	568,134
84	687	718	1,172	1,518
2,635	2,637	2,636	2,636	2,637
3,935,007	124,972,625	20,347,204	17,767,514	39,524,936
$282,010,377	$3,048,918,136	$3,101,835,422	$3,136,157,638	$3,473,038,556

$298,670,487	$3,048,122,810	$3,230,527,050	$3,202,399,761	$3,533,406,456
(16,660,110)	795,326	(128,691,628)	(66,242,123)	(60,367,900)
$282,010,377	$3,048,918,136	$3,101,835,422	$3,136,157,638	$3,473,038,556

$25.41	$30.83	$25.34	$45.82	$47.94
11,100,000	98,900,000	122,400,000	68,451,036	72,451,082

$263,607,056	$3,006,808,351	$3,127,767,720	$3,049,546,777	$3,428,813,168
585,491	76,123,332	26,374,941	4,286,830	19,505,237
$264,192,547	$3,082,931,683	$3,154,142,661	$3,053,833,607	$3,448,318,405
$994	$824	$—	$—	$—
$1,512,193	$59,281,530	$—	$—	$—
185

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

	State Street SPDR Bloomberg Convertible Securities ETF	State Street SPDR Bloomberg High Yield Bond ETF	State Street SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,164,923,081	$7,265,519,194	$4,742,506,306
Investments in affiliated issuers, at value	221,764,382	426,846,548	291,558,466
Total Investments	6,386,687,463	7,692,365,742	5,034,064,772
Foreign currency, at value	—	14,024	2,129
Cash	6,906,173	7,484,169	1,722,138
Receivable for investments sold	296,472,637	20,436,613	68,302,987
Receivable for fund shares sold	—	57,374,725	—
Dividends receivable — affiliated issuers	40,023	71,617	99,182
Interest receivable — unaffiliated issuers	13,583,304	139,109,049	84,409,724
Securities lending income receivable — unaffiliated issuers	13,966	44,847	31,907
Securities lending income receivable — affiliated issuers	138,940	351,846	314,079
Receivable for foreign taxes recoverable	—	—	7,824
TOTAL ASSETS	6,703,842,506	7,917,252,632	5,188,954,742
LIABILITIES
Payable upon return of securities loaned	202,183,346	358,971,913	269,332,291
Payable for investments purchased	300,274,690	94,527,522	29,992,228
Payable for fund shares repurchased	—	—	24,518
Advisory fee payable	2,068,642	2,484,075	1,585,856
Trustees’ fees and expenses payable	891	3,257	1,548
Accrued expenses and other liabilities	2,636	2,638	2,635
TOTAL LIABILITIES	504,530,205	455,989,405	300,939,076
NET ASSETS	$6,199,312,301	$7,461,263,227	$4,888,015,666
NET ASSETS CONSIST OF:
Paid-in capital	$5,593,106,979	$9,913,660,052	$5,967,736,110
Total distributable earnings (loss)	606,205,322	(2,452,396,825)	(1,079,720,444)
NET ASSETS	$6,199,312,301	$7,461,263,227	$4,888,015,666
NET ASSET VALUE PER SHARE
Net asset value per share	$107.81	$96.31	$25.02
Shares outstanding (unlimited amount authorized, $0.01 par value)	57,500,000	77,474,605	195,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,409,853,930	$7,377,278,988	$4,818,659,280
Investments in affiliated issuers	221,764,382	426,846,548	291,558,466
Total cost of investments	$5,631,618,312	$7,804,125,536	$5,110,217,746
Foreign currency, at cost	$—	$13,429	$2,038
* Includes investments in securities on loan, at value	$254,047,856	$404,842,805	$296,627,068
See accompanying notes to financial statements.
186

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187

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	State Street SPDR Bloomberg 1-10 Year TIPS ETF	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	State Street SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$91,243,945	$1,694,293,920	$149,077,612
Dividend income — affiliated issuers	128,217	3,190,746	589,935
Unaffiliated securities lending income	322	629,330	92,253
Affiliated securities lending income	3,559	2,054,460	698,969
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	91,376,043	1,700,168,456	150,458,769
EXPENSES
Advisory fee	2,717,312	59,070,773	5,234,945
Trustees’ fees and expenses	12,797	321,008	28,701
Miscellaneous expenses	2,665	3,319	2,697
TOTAL EXPENSES	2,732,774	59,395,100	5,266,343
NET INVESTMENT INCOME (LOSS)	$88,643,269	$1,640,773,356	$145,192,426
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,840,937)	4,372,435	2,314,790
In-kind redemptions — unaffiliated issuers	3,858,980	773,298	248,556
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	(981,957)	5,145,733	2,563,346
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(27,530,088)	1,134,974	(1,697,849)
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	(27,530,088)	1,134,974	(1,697,849)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(28,512,045)	6,280,707	865,497
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$60,131,224	$1,647,054,063	$146,057,923
See accompanying notes to financial statements.
188

State Street SPDR Bloomberg Emerging Markets USD Bond ETF	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	State Street SPDR Nuveen ICE Municipal Bond ETF	State Street SPDR Nuveen ICE Short Term Municipal Bond ETF

$13,877,315	$125,136,473	$142,560,949	$116,489,387	$98,178,275
27,287	1,274,956	848,354	1,525,179	1,178,606
312	21,882	—	—	—
20,883	164,020	—	—	—
—	(20,008)	—	—	—
13,925,797	126,577,323	143,409,303	118,014,566	99,356,881

535,983	4,142,121	9,951,183	7,154,086	6,936,868
1,599	20,202	20,332	23,327	25,425
2,640	2,680	2,682	2,685	2,692
540,222	4,165,003	9,974,197	7,180,098	6,964,985
$13,385,575	$122,412,320	$133,435,106	$110,834,468	$92,391,896

906,028	1,012,282	(8,886,621)	(21,109,210)	2,460,822
—	2,807,410	(1,435,510)	5,921,519	541,110
52	—	—	—	—
(1,888)	—	—	—	—
904,192	3,819,692	(10,322,131)	(15,187,691)	3,001,932

7,459,903	1,301,679	81,160,317	99,533,729	3,899,280
(74)	(22)	—	—	—
5,910	—	—	—	—
7,465,739	1,301,657	81,160,317	99,533,729	3,899,280
8,369,931	5,121,349	70,838,186	84,346,038	6,901,212
$21,755,506	$127,533,669	$204,273,292	$195,180,506	$99,293,108
189

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

	State Street SPDR Bloomberg Convertible Securities ETF	State Street SPDR Bloomberg High Yield Bond ETF	State Street SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$(33,316,394)	$531,890,421	$355,701,520
Dividend income — unaffiliated issuers	30,228,558	—	—
Dividend income — affiliated issuers	485,234	1,049,132	1,352,045
Unaffiliated securities lending income	111,446	442,607	258,942
Affiliated securities lending income	1,134,368	4,544,321	4,100,034
TOTAL INVESTMENT INCOME (LOSS)	(1,356,788)	537,926,481	361,412,541
EXPENSES
Advisory fee	19,720,097	31,005,618	19,904,849
Trustees’ fees and expenses	32,637	56,886	36,210
Miscellaneous expenses	2,711	2,756	2,715
TOTAL EXPENSES	19,755,445	31,065,260	19,943,774
NET INVESTMENT INCOME (LOSS)	$(21,112,233)	$506,861,221	$341,468,767
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	613,326,078	(110,940,802)	(59,110,137)
In-kind redemptions — unaffiliated issuers	258,932,105	100,813,798	43,206,935
Foreign currency transactions	—	—	20
Net realized gain (loss)	872,258,183	(10,127,004)	(15,903,182)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	509,386,578	(51,912,496)	(70,265,893)
Foreign currency translations	—	(362)	(77)
Net change in unrealized appreciation/depreciation	509,386,578	(51,912,858)	(70,265,970)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,381,644,761	(62,039,862)	(86,169,152)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,360,532,528	$444,821,359	$255,299,615
See accompanying notes to financial statements.
190

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191

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Bloomberg 1-10 Year TIPS ETF		State Street SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,643,269	$46,893,352	$1,640,773,356	$1,692,955,195
Net realized gain (loss)	(981,957)	(20,000,040)	5,145,733	11,846,384
Net change in unrealized appreciation/depreciation	(27,530,088)	68,291,597	1,134,974	(2,230,168)
Net increase (decrease) in net assets resulting from operations	60,131,224	95,184,909	1,647,054,063	1,702,571,411
Net equalization credits and charges	(3,273,651)	(4,365,675)	—	9,117
Distributions to shareholders	(81,891,221)	(45,151,151)	(1,666,844,745)	(1,664,033,973)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	474,204,974	525,315,304	24,907,377,304	31,236,360,101
Cost of shares redeemed	(197,382,642)	(210,411,623)	(20,778,041,600)	(21,553,464,232)
Net income equalization	3,273,651	4,365,675	—	(9,117)
Other capital	2,701	556	—	—
Net increase (decrease) in net assets from beneficial interest transactions	280,098,684	319,269,912	4,129,335,704	9,682,886,752
Net increase (decrease) in net assets during the period	255,065,036	364,937,995	4,109,545,022	9,721,433,307
Net assets at beginning of period	1,743,135,559	1,378,197,564	42,237,902,668	32,516,469,361
NET ASSETS AT END OF PERIOD	$1,998,200,595	$1,743,135,559	$46,347,447,690	$42,237,902,668
SHARES OF BENEFICIAL INTEREST:
Shares sold	24,800,000	27,700,000	272,180,000	341,350,000
Shares redeemed	(10,300,000)	(11,200,000)	(226,900,000)	(235,150,000)
Net increase (decrease) from share transactions	14,500,000	16,500,000	45,280,000	106,200,000
See accompanying notes to financial statements.
192

State Street SPDR Bloomberg 3-12 Month T-Bill ETF		State Street SPDR Bloomberg Emerging Markets USD Bond ETF		State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$145,192,426	$151,756,384	$13,385,575	$17,211,670	$122,412,320	$132,205,359
2,563,346	3,633,891	904,192	(968,466)	3,819,692	2,647,477
(1,697,849)	296,104	7,465,739	9,414,575	1,301,657	(3,424,426)
146,057,923	155,686,379	21,755,506	25,657,779	127,533,669	131,428,410
(630,587)	592,762	94,293	(817,818)	517,564	696,424
(147,223,711)	(151,641,981)	(14,085,091)	(17,083,558)	(123,888,954)	(134,183,831)

878,522,627	1,523,171,848	80,635,289	100,434,999	1,206,234,830	980,502,774
(834,513,141)	(551,317,592)	—	(222,844,592)	(917,009,886)	(718,550,257)
630,587	(592,762)	(94,293)	817,818	(517,564)	(696,424)
—	—	3,889	12,174	8,589	3,036
44,640,073	971,261,494	80,544,885	(121,579,601)	288,715,969	261,259,129
42,843,698	975,898,654	88,309,593	(113,823,198)	292,878,248	259,200,132
3,813,285,369	2,837,386,715	193,700,784	307,523,982	2,756,039,888	2,496,839,756
$3,856,129,067	$3,813,285,369	$282,010,377	$193,700,784	$3,048,918,136	$2,756,039,888

8,850,000	15,350,000	3,200,000	4,200,000	39,200,000	31,900,000
(8,400,000)	(5,550,000)	—	(9,200,000)	(29,800,000)	(23,400,000)
450,000	9,800,000	3,200,000	(5,000,000)	9,400,000	8,500,000
193

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF		State Street SPDR Nuveen ICE Municipal Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$133,435,106	$122,548,162	$110,834,468	$110,147,644
Net realized gain (loss)	(10,322,131)	(27,650,297)	(15,187,691)	(85,976,723)
Net change in unrealized appreciation/depreciation	81,160,317	(86,171,547)	99,533,729	(3,863,729)
Net increase (decrease) in net assets resulting from operations	204,273,292	8,726,318	195,180,506	20,307,192
Net equalization credits and charges	643,422	271,813	(300,102)	(279,186)
Distributions to shareholders	(129,907,977)	(119,396,572)	(108,784,293)	(108,997,335)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	563,313,011	476,238,560	653,859,111	1,519,128,746
Cost of shares redeemed	(167,532,188)	(420,633,460)	(825,503,120)	(1,741,621,057)
Net income equalization	(643,422)	(271,813)	300,102	279,186
Other capital	2,233,318	1,893,460	248,616	1,071,614
Net increase (decrease) in net assets from beneficial interest transactions	397,370,719	57,226,747	(171,095,291)	(221,141,511)
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	472,379,456	(53,171,694)	(84,999,180)	(310,110,840)
Net assets at beginning of period	2,629,455,966	2,682,627,660	3,221,156,818	3,531,267,658
NET ASSETS AT END OF PERIOD	$3,101,835,422	$2,629,455,966	$3,136,157,638	$3,221,156,818
SHARES OF BENEFICIAL INTEREST:
Shares sold	22,600,000	18,800,000	14,400,000	33,700,000
Shares redeemed	(6,800,000)	(16,800,000)	(18,100,000)	(38,500,000)
Net increase (decrease) from share transactions	15,800,000	2,000,000	(3,700,000)	(4,800,000)
See accompanying notes to financial statements.
194

State Street SPDR Nuveen ICE Short Term Municipal Bond ETF		State Street SPDR Bloomberg Convertible Securities ETF		State Street SPDR Bloomberg High Yield Bond ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$92,391,896	$86,907,660	$(21,112,233)	$(21,750,584)	$506,861,221	$510,595,431
3,001,932	(28,096,725)	872,258,183	168,776,148	(10,127,004)	(137,395,883)
3,899,280	73,440,872	509,386,578	376,020,848	(51,912,858)	306,477,868
99,293,108	132,251,807	1,360,532,528	523,046,412	444,821,359	679,677,416
130,722	(381,122)	(4,941,809)	1,870,145	2,885,237	(158,375)
(92,160,278)	(85,728,493)	(77,643,033)	(78,853,333)	(513,835,180)	(522,066,628)

216,140,174	295,528,128	2,679,977,480	1,490,202,650	12,312,105,458	14,327,772,301
(158,649,646)	(718,912,442)	(1,643,141,642)	(1,479,495,831)	(12,649,089,633)	(15,031,522,571)
(130,722)	381,122	4,941,809	(1,870,145)	(2,885,237)	158,375
164,183	175,030	32,627	12,045	550,348	872,425
57,523,989	(422,828,162)	1,041,810,274	8,848,719	(339,319,064)	(702,719,470)
—	—	—	62,127	—	13,687
64,787,541	(376,685,970)	2,319,757,960	454,974,070	(405,447,648)	(545,253,370)
3,408,251,015	3,784,936,985	3,879,554,341	3,424,580,271	7,866,710,875	8,411,964,245
$3,473,038,556	$3,408,251,015	$6,199,312,301	$3,879,554,341	$7,461,263,227	$7,866,710,875

4,500,000	6,200,000	28,100,000	18,900,000	127,200,000	149,400,000
(3,300,000)	(15,100,000)	(17,500,000)	(19,400,000)	(130,800,000)	(157,400,000)
1,200,000	(8,900,000)	10,600,000	(500,000)	(3,600,000)	(8,000,000)
195

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR Bloomberg Short Term High Yield Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$341,468,767	$346,022,305
Net realized gain (loss)	(15,903,182)	(5,393,869)
Net change in unrealized appreciation/depreciation	(70,265,970)	68,273,889
Net increase (decrease) in net assets resulting from operations	255,299,615	408,902,325
Net equalization credits and charges	1,484,105	2,509,333
Distributions to shareholders	(344,606,118)	(351,069,748)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,328,905,167	3,763,805,007
Cost of shares redeemed	(2,986,459,390)	(3,850,257,132)
Net income equalization	(1,484,105)	(2,509,333)
Other capital	24,610	19,147
Net increase (decrease) in net assets from beneficial interest transactions	340,986,282	(88,942,311)
Contribution from affiliate (Note 6)	16,054	17,253
Net increase (decrease) in net assets during the period	253,179,938	(28,583,148)
Net assets at beginning of period	4,634,835,728	4,663,418,876
NET ASSETS AT END OF PERIOD	$4,888,015,666	$4,634,835,728
SHARES OF BENEFICIAL INTEREST:
Shares sold	131,700,000	148,800,000
Shares redeemed	(118,500,000)	(153,300,000)
Net increase (decrease) from share transactions	13,200,000	(4,500,000)
See accompanying notes to financial statements.
196

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg 1-10 Year TIPS ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$19.13	$18.47	$18.44	$19.46	$21.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	0.60	0.65	0.77	1.28
Net realized and unrealized gain (loss) (b)	(0.26)	0.69	0.11	(0.96)	(1.62)
Total from investment operations	0.68	1.29	0.76	(0.19)	(0.34)
Net equalization credits and charges (a)	(0.03)	(0.06)	(0.00)(c)	0.02	(0.09)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	(0.00)(c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.86)	(0.57)	(0.73)	(0.85)	(1.23)
Net asset value, end of period	$18.92	$19.13	$18.47	$18.44	$19.46
Total return (d)	3.44%	6.68%	4.27%	(0.95)%	(2.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,998,201	$1,743,136	$1,378,198	$1,359,374	$1,453,839
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income (loss)	4.89%	3.21%	3.51%	4.08%	6.17%
Portfolio turnover rate (e)	20%	21%	22%	15%	15%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
197

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$91.73	$91.79	$91.80	$91.46	$91.47
Income (loss) from investment operations:
Net investment income (loss) (a)	3.42	4.08	4.80	3.40	0.09
Net realized and unrealized gain (loss) (b)	0.03	0.06	(0.04)	(0.19)	(0.07)
Total from investment operations	3.45	4.14	4.76	3.21	0.02
Net equalization credits and charges (a)	—	0.00 (c)	—	—	—
Distributions to shareholders from:
Net investment income	(3.53)	(4.20)	(4.77)	(2.87)	(0.03)
Net asset value, end of period	$91.65	$91.73	$91.79	$91.80	$91.46
Total return (d)	3.83%	4.63%	5.33%	3.56%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,347,448	$42,237,903	$32,516,469	$28,177,207	$21,058,866
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.74%	4.46%	5.24%	3.71%	0.09%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

See accompanying notes to financial statements.
198

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg 3-12 Month T-Bill ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$99.43	$99.38	$99.42	$99.74	$100.05
Income (loss) from investment operations:
Net investment income (loss) (a)	3.70	4.43	5.17	4.55	0.56
Net realized and unrealized gain (loss) (b)	0.05	0.15	(0.07)	(1.91)	(0.71)
Total from investment operations	3.75	4.58	5.10	2.64	(0.15)
Net equalization credits and charges (a)	(0.02)	0.02	0.01	0.50	(0.09)
Distributions to shareholders from:
Net investment income	(3.78)	(4.55)	(5.15)	(3.46)	(0.07)
Net asset value, end of period	$99.38	$99.43	$99.38	$99.42	$99.74
Total return (c)	3.83%	4.74%	5.28%	3.22%	(0.24)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,856,129	$3,813,285	$2,837,387	$2,341,373	$59,842
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.73%	4.46%	5.21%	4.58%	0.56%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

See accompanying notes to financial statements.
199

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Emerging Markets USD Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$24.52	$23.84	$23.62	$23.17	$30.71
Income (loss) from investment operations:
Net investment income (loss) (a)	1.45	1.48	1.35	1.21	1.18
Net realized and unrealized gain (loss) (b)	0.97	0.76	0.19	0.38	(7.52)
Total from investment operations	2.42	2.24	1.54	1.59	(6.34)
Net equalization credits and charges	0.01	(0.07)	0.00 (c)	0.02	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.03	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.54)	(1.49)	(1.32)	(1.19)	(1.20)
Net asset value, end of period	$25.41	$24.52	$23.84	$23.62	$23.17
Total return (d)	10.16%	9.36%	6.72%	7.34%	(21.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$282,010	$193,701	$307,524	$203,169	$150,582
Ratios to average net assets:
Total expenses	0.23%	0.23%	0.23%	0.24%	0.23%
Net investment income (loss)	5.74%	6.11%	5.73%	5.20%	4.18%
Portfolio turnover rate (e)	22%	48%	31%	7%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
200

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Investment Grade Floating Rate ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$30.79	$30.83	$30.64	$30.28	$30.64
Income (loss) from investment operations:
Net investment income (loss) (a)	1.36	1.60	1.81	1.29	0.15
Net realized and unrealized gain (loss) (b)	0.06	(0.01)	0.18	0.29	(0.37)
Total from investment operations	1.42	1.59	1.99	1.58	(0.22)
Net equalization credits and charges (a)	0.01	0.01	0.00 (c)	(0.01)	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.39)	(1.64)	(1.80)	(1.21)	(0.14)
Net asset value, end of period	$30.83	$30.79	$30.83	$30.64	$30.28
Total return (d)	4.73%	5.36%	6.68%	5.29%	(0.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,048,918	$2,756,040	$2,496,840	$2,466,692	$3,233,853
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income (loss)	4.43%	5.22%	5.90%	4.25%	0.50%
Portfolio turnover rate (e)	31%	42%	40%	28%	41%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
201

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Nuveen ICE High Yield Municipal Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)
Net asset value, beginning of period	$24.67	$25.65	$25.04	$25.66	$30.34
Income (loss) from investment operations:
Net investment income (loss) (b)	1.17	1.14	1.10	1.00	0.93
Net realized and unrealized gain (loss) (c)	0.61	(1.03)	0.52	(0.15)	(4.72)
Total from investment operations	1.78	0.11	1.62	0.85	(3.79)
Net equalization credits and charges (b)	0.01	0.00 (d)	0.01	0.01	0.01
Contribution from affiliate	—	—	—	0.00 (d)	—
Other capital (b)	0.02	0.02	0.04	0.04	0.01
Distributions to shareholders from:
Net investment income	(1.14)	(1.11)	(1.06)	(1.52)	(0.91)
Net asset value, end of period	$25.34	$24.67	$25.65	$25.04	$25.66
Total return (e)	7.57%	0.45%	6.88%	1.45%(f)	(12.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,101,835	$2,629,456	$2,682,628	$1,968,255	$1,668,033
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	4.69%	4.48%	4.40%	3.99%	3.20%
Portfolio turnover rate (g)	10%	10%	7%	9%	12%

(a)
Effective on January 12, 2023, the State Street SPDR Nuveen ICE High Yield Municipal Bond ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.45%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
202

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Nuveen ICE Municipal Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$44.64	$45.89	$46.15	$45.90	$52.09
Income (loss) from investment operations:
Net investment income (loss) (a)	1.62	1.43	1.28	0.99	0.83
Net realized and unrealized gain (loss) (b)	1.15	(1.27)	(0.30)	0.20	(6.19)
Total from investment operations	2.77	0.16	0.98	1.19	(5.36)
Net equalization credits and charges (a)	0.00 (c)	(0.00)(c)	0.00 (c)	0.00 (c)	(0.00)(c)
Other capital (a)	0.00 (c)	0.01	0.01	0.02	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.59)	(1.42)	(1.25)	(0.96)	(0.83)
Net asset value, end of period	$45.82	$44.64	$45.89	$46.15	$45.90
Total return (d)	6.27%	0.34%	2.19%	2.68%	(10.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,136,158	$3,221,157	$3,531,268	$3,823,823	$3,486,008
Ratios to average net assets:
Total expenses	0.23%	0.23%	0.23%	0.24%	0.23%
Net investment income (loss)	3.56%	3.14%	2.80%	2.15%	1.66%
Portfolio turnover rate (e)	38%	33%	24%	17%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
203

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Nuveen ICE Short Term Municipal Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$47.83	$47.22	$47.00	$47.23	$49.52
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	1.16	0.73	0.41	0.31
Net realized and unrealized gain (loss) (b)	0.11	0.60	0.19	(0.24)	(2.23)
Total from investment operations	1.39	1.76	0.92	0.17	(1.92)
Net equalization credits and charges (a)	0.00 (c)	(0.01)	(0.00)(c)	(0.00)(c)	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.28)	(1.14)	(0.70)	(0.40)	(0.32)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(1.28)	(1.14)	(0.70)	(0.40)	(0.37)
Net asset value, end of period	$47.94	$47.83	$47.22	$47.00	$47.23
Total return (d)	2.91%	3.75%	1.97%	0.35%	(3.91)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,473,039	$3,408,251	$3,784,937	$4,138,215	$4,852,722
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income (loss)	2.66%	2.44%	1.55%	0.87%	0.64%
Portfolio turnover rate (e)	34%	31%	40%	18%	19%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
204

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Convertible Securities ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$82.72	$72.25	$70.03	$64.58	$86.87
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.40)	(0.44)	(1.27)	(1.62)	(1.97)
Net realized and unrealized gain (loss) (b)	27.06	12.43	4.87	8.54	(18.65)
Total from investment operations	26.66	11.99	3.60	6.92	(20.62)
Net equalization credits and charges (a)	(0.09)	0.04	0.06	0.01	(0.01)
Contribution from affiliate (Note 6)	—	0.00 (c)	0.00 (c)	—	—
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.48)	(1.56)	(1.44)	(1.48)	(1.66)
Net asset value, end of period	$107.81	$82.72	$72.25	$70.03	$64.58
Total return (d)	32.38%	16.86%	5.32%(e)	10.83%	(24.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,199,312	$3,879,554	$3,424,580	$4,404,745	$3,739,114
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.41%	0.40%
Net investment income (loss)	(0.43)%	(0.57)%	(1.81)%	(2.42)%	(2.44)%
Portfolio turnover rate (f)	51%	32%	30%	7%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30, 2024, the total return would have remained 5.32%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
205

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg High Yield Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$97.03	$94.44	$91.81	$90.51	$109.83
Income (loss) from investment operations:
Net investment income (loss) (a)	6.33	6.26	6.18	5.86	4.20
Net realized and unrealized gain (loss) (b)	(0.74)	2.67	2.64	1.28	(18.85)
Total from investment operations	5.59	8.93	8.82	7.14	(14.65)
Net equalization credits and charges (a)	0.04	0.00 (c)	0.02	0.05	0.02
Contribution from affiliate (Note 6)	—	0.00 (c)	—	0.00 (c)	0.00 (c)
Other capital (a)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(6.36)	(6.35)	(6.22)	(5.90)	(4.70)
Net asset value, end of period	$96.31	$97.03	$94.44	$91.81	$90.51
Total return (d)	5.99%	9.78%	9.97%	8.18%(e)	(13.82)%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,461,263	$7,866,711	$8,411,964	$8,710,807	$6,143,001
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.54%	6.53%	6.65%	6.39%	3.99%
Portfolio turnover rate (g)	78%	49%	33%	28%	35%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 8.18%.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
206

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Short Term High Yield Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$25.44	$24.98	$24.64	$24.10	$27.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.73	1.86	1.88	1.65	1.01
Net realized and unrealized gain (loss) (b)	(0.41)	0.46	0.32	0.55	(3.26)
Total from investment operations	1.32	2.32	2.20	2.20	(2.25)
Net equalization credits and charges (a)	0.01	0.01	0.00 (c)	(0.01)	(0.00)(c)
Contribution from affiliate (Note 6)	0.00 (c)	0.00 (c)	—	—	—
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.75)	(1.87)	(1.86)	(1.65)	(1.18)
Net asset value, end of period	$25.02	$25.44	$24.98	$24.64	$24.10
Total return (d)	5.41%	9.65%	9.28%	9.37%	(8.54)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,888,016	$4,634,836	$4,663,419	$3,757,362	$3,407,064
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.41%	0.40%
Net investment income (loss)	6.86%	7.36%	7.58%	6.72%	3.79%
Portfolio turnover rate (e)	76%	64%	54%	65%	59%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
207

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street SPDR Bloomberg 1-10 Year TIPS ETF (formerly SPDR Bloomberg 1-10 Year TIPS ETF)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF (formerly SPDR Bloomberg 1-3 Month T-Bill ETF)
State Street SPDR Bloomberg 3-12 Month T-Bill ETF (formerly SPDR Bloomberg 3-12 Month T-Bill ETF)
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (formerly SPDR Bloomberg Emerging Markets USD Bond ETF)
State Street SPDR Bloomberg Investment Grade Floating Rate ETF (formerly SPDR Bloomberg Investment Grade Floating Rate ETF)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen ICE High Yield Municipal Bond ETF)
State Street SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen ICE Municipal Bond ETF)
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen ICE Short Term Municipal Bond ETF)
State Street SPDR Bloomberg Convertible Securities ETF (formerly SPDR Bloomberg Convertible Securities ETF)
State Street SPDR Bloomberg High Yield Bond ETF (formerly SPDR Bloomberg High Yield Bond ETF)
State Street SPDR Bloomberg Short Term High Yield Bond ETF (formerly SPDR Bloomberg Short Term High Yield Bond ETF)
On May 18, 2026, the State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF Fund was liquidated.
Each Fund is classified as a diversified investment company under the 1940 Act, except for the State Street SPDR Bloomberg Emerging Markets USD Bond ETF, which may become non-diversified for periods of time solely as a result of tracking its Index.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value
208

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
209

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The State Street SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal
210

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The following tables summarize the value of the Fund derivative instruments as of June 30, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$5,391	$—	$—	$—	$—	$5,391

Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$(1,888)	$—	$—	$—	$—	$(1,888)

211

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$5,910	$—	$—	$—	$—	$5,910
6. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	0.35
State Street SPDR Nuveen ICE Municipal Bond ETF	0.23
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	0.20
State Street SPDR Bloomberg Convertible Securities ETF	0.40
State Street SPDR Bloomberg High Yield Bond ETF	0.40
State Street SPDR Bloomberg Short Term High Yield Bond ETF	0.40

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the State Street SPDR Nuveen ICE High Yield Municipal Bond ETF, State Street SPDR Nuveen ICE Municipal Bond ETF and State Street SPDR Nuveen ICE Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
212

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty-five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2026 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2026, SSGA FM made a contribution of $16,054 to the State Street SPDR Bloomberg Short Term High Yield Bond ETF an accounting matter.
During the fiscal year ended June 30, 2025, SSGA FM made separate contributions of $62,127 to the State Street SPDR Bloomberg Convertible Securities ETF, $13,687 to the State Street SPDR Bloomberg High Yield ETF and $17,253 to the State Street SPDR Bloomberg Short Term High Yield Bond ETF related to trading matters.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$368,381,318	$447,307,238	$—	$—
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	50,181,456	51,581,971
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	830,862,819	854,397,156
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	—	—	865,093,454	288,259,573
State Street SPDR Nuveen ICE Municipal Bond ETF	—	—	1,386,607,166	1,154,050,381
213

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	$—	$—	$1,465,617,889	$1,156,262,980
State Street SPDR Bloomberg Convertible Securities ETF	—	—	2,476,116,204	2,574,696,021
State Street SPDR Bloomberg High Yield Bond ETF	—	—	6,010,552,387	6,246,350,527
State Street SPDR Bloomberg Short Term High Yield Bond ETF	—	—	3,637,011,522	3,735,549,708
For the year ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$477,064,607	$197,095,468	$3,858,980
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	24,865,414,955	20,720,786,135	773,298
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	876,452,946	831,751,202	248,556
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	68,136,548	—	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1,193,338,710	911,748,028	2,807,410
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	—	165,889,626	(1,435,510)
State Street SPDR Nuveen ICE Municipal Bond ETF	509,727,789	822,721,396	5,921,519
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	19,620,214	156,859,769	541,110
State Street SPDR Bloomberg Convertible Securities ETF	2,673,680,494	1,637,654,552	258,932,105
State Street SPDR Bloomberg High Yield Bond ETF	11,917,200,995	12,083,932,961	100,813,798
State Street SPDR Bloomberg Short Term High Yield Bond ETF	3,279,709,407	2,940,225,751	43,206,935
9. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
214

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, TIPS adjustments, amortization and accretion of premium and discount for financial statement purposes, defaulted bonds, contingent payment debt instruments, deemed dividends on convertible debt, futures contracts mark to market, foreign currency, adviser contributions and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$81,891,221	$—	$—	$81,891,221
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,666,844,745	—	—	1,666,844,745
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	147,223,711	—	—	147,223,711
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	14,085,091	—	—	14,085,091
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	123,888,954	—	—	123,888,954
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	1,279,704	128,628,273	—	129,907,977
State Street SPDR Nuveen ICE Municipal Bond ETF	1,525,903	107,258,390	—	108,784,293
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	1,098,802	91,061,476	—	92,160,278
State Street SPDR Bloomberg Convertible Securities ETF	77,643,033	—	—	77,643,033
State Street SPDR Bloomberg High Yield Bond ETF	513,835,180	—	—	513,835,180
State Street SPDR Bloomberg Short Term High Yield Bond ETF	344,606,118	—	—	344,606,118
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$45,151,151	$ —	$ —	$45,151,151
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,664,033,973	—	—	1,664,033,973
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	151,641,981	—	—	151,641,981
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	17,083,558	—	—	17,083,558
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	134,183,831	—	—	134,183,831
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	1,545,449	117,851,123	—	119,396,572
State Street SPDR Nuveen ICE Municipal Bond ETF	2,260,782	106,736,553	—	108,997,335
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	1,275,612	84,452,881	—	85,728,493
State Street SPDR Bloomberg Convertible Securities ETF	78,853,333	—	—	78,853,333
State Street SPDR Bloomberg High Yield Bond ETF	522,066,628	—	—	522,066,628
State Street SPDR Bloomberg Short Term High Yield Bond ETF	351,069,748	—	—	351,069,748
At June 30, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$8,227,997	$—	$(48,292,064)	$—	$(46,063,000)	$(86,127,067)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	140,334,277	—	(6,917,182)	—	(1,355,529)	132,061,566
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	6,041,966	—	—	—	(2,103,463)	3,938,503
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	1,231,888	—	(19,748,139)	—	1,856,141	(16,660,110)
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8,324,965	—	(11,920,719)	—	4,391,080	795,326
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	—	16,658,500	(63,753,682)	—	(81,596,446)	(128,691,628)
State Street SPDR Nuveen ICE Municipal Bond ETF	—	4,691,679	(135,055,324)	—	64,121,522	(66,242,123)
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	—	5,682,558	(81,618,878)	—	15,568,420	(60,367,900)
State Street SPDR Bloomberg Convertible Securities ETF	—	—	(35,038,637)	—	641,243,959	606,205,322
State Street SPDR Bloomberg High Yield Bond ETF	3,557,928	—	(2,332,219,014)	—	(123,735,739)	(2,452,396,825)
215

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR Bloomberg Short Term High Yield Bond ETF	$29,790,742	$—	(1,022,988,576)	$—	$(86,522,610)	(1,079,720,444)
As of June 30, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$6,595,145	$41,696,919
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	6,917,182	—
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	6,859,340	12,888,799
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	7,094,149	4,826,570
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	24,237,730	39,515,952
State Street SPDR Nuveen ICE Municipal Bond ETF	17,172,374	117,882,950
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	1,905,692	79,713,186
State Street SPDR Bloomberg Convertible Securities ETF	—	35,038,637
State Street SPDR Bloomberg High Yield Bond ETF	578,163,798	1,754,055,216
State Street SPDR Bloomberg Short Term High Yield Bond ETF	384,002,391	638,986,185
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$2,026,134,208	$—	$46,063,000	$(46,063,000)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	48,783,728,138	415,640	1,771,169	(1,355,529)
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	4,154,314,125	3,873	2,107,336	(2,103,463)
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	264,430,144	7,836,732	5,980,582	1,856,150
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	3,083,265,030	5,052,033	660,967	4,391,066
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	3,151,360,559	63,359,279	144,955,724	(81,596,445)
State Street SPDR Nuveen ICE Municipal Bond ETF	3,051,611,605	68,026,947	3,905,223	64,121,724
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	3,448,210,365	19,565,778	3,997,359	15,568,419
State Street SPDR Bloomberg Convertible Securities ETF	5,745,443,503	912,110,225	270,866,265	641,243,960
State Street SPDR Bloomberg High Yield Bond ETF	7,816,102,075	22,706,847	146,443,180	(123,736,333)
State Street SPDR Bloomberg Short Term High Yield Bond ETF	5,120,587,471	33,492,070	120,014,770	(86,522,700)
11. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
216

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Bloomberg 1-10 Year TIPS ETF	$8,361,130	$8,569,600	$ —	$8,569,600
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	2,540,815,330	2,391,452,450	202,015,450	2,593,467,900
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	292,604,023	298,647,920	—	298,647,920
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	1,512,193	323,460	1,225,578	1,549,038
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	59,281,530	49,592,002	10,714,173	60,306,175
State Street SPDR Bloomberg Convertible Securities ETF	254,047,856	202,183,346	54,192,628	256,375,974
State Street SPDR Bloomberg High Yield Bond ETF	404,842,805	358,971,913	54,282,815	413,254,728
State Street SPDR Bloomberg Short Term High Yield Bond ETF	296,627,068	269,332,291	33,150,095	302,482,386

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Bloomberg 1-10 Year TIPS ETF	U.S. Treasury Obligations	$8,569,600	$—	$—	$—	$8,569,600	$8,569,600
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	2,391,452,450	—	—	—	2,391,452,450	2,391,452,450
State Street SPDR Bloomberg 3-12 Month T-Bill ETF	U.S. Treasury Obligations	298,647,920	—	—	—	298,647,920	298,647,920
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	Foreign Government Obligations	323,460	—	—	—	323,460	323,460
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	48,665,002	—	—	—	48,665,002	48,665,002
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Foreign Government Obligations	927,000	—	—	—	927,000	927,000
State Street SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	31,368,994	—	—	—	31,368,994	31,368,994
State Street SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	13,030,785	—	—	—	13,030,785	13,030,785
State Street SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	157,783,567	—	—	—	157,783,567	157,783,567
217

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	$358,971,913	$—	$—	$—	$358,971,913	$358,971,913
State Street SPDR Bloomberg Short Term High Yield Bond ETF	Common Stocks	119,244	—	—	—	119,244	119,244
State Street SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	269,207,196	—	—	—	269,207,196	269,207,196
State Street SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
12. Line of Credit
The State Street SPDR Bloomberg Investment Grade Floating Rate ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2026.
13. Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or
218

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street SPDR Bloomberg 1-10 Year TIPS ETF, State Street SPDR Bloomberg 1-3 Month T-Bill ETF, State Street SPDR Bloomberg 3-12 Month T-Bill ETF, State Street SPDR Bloomberg Emerging Markets USD Bond ETF, State Street SPDR Bloomberg Investment Grade Floating Rate ETF, State Street SPDR Nuveen ICE High Yield Municipal Bond ETF, State Street SPDR Nuveen ICE Municipal Bond ETF, State Street SPDR Nuveen ICE Short Term Municipal Bond ETF, State Street SPDR Bloomberg Convertible Securities ETF, State Street SPDR Bloomberg High Yield Bond ETF and State Street SPDR Bloomberg Short Term High Yield Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street SPDR Bloomberg 1-10 Year TIPS ETF (formerly SPDR Bloomberg 1-10 Year TIPS ETF), State Street SPDR Bloomberg 1-3 Month T-Bill ETF (formerly SPDR Bloomberg 1-3 Month T-Bill ETF), State Street SPDR Bloomberg 3-12 Month T-Bill ETF (formerly SPDR Bloomberg 3-12 Month T-Bill ETF), State Street SPDR Bloomberg Emerging Markets USD Bond ETF (formerly SPDR Bloomberg Emerging Markets USD Bond ETF), State Street SPDR Bloomberg Investment Grade Floating Rate ETF (formerly SPDR Bloomberg Investment Grade Floating Rate ETF), State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen ICE High Yield Municipal Bond ETF), State Street SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen ICE Municipal Bond ETF), State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen ICE Short Term Municipal Bond ETF), State Street SPDR Bloomberg Convertible Securities ETF (formerly SPDR Bloomberg Convertible Securities ETF), State Street SPDR Bloomberg High Yield Bond ETF (formerly SPDR Bloomberg High Yield Bond ETF) and State Street SPDR Bloomberg Short Term High Yield Bond ETF (formerly SPDR Bloomberg Short Term High Yield Bond ETF) (collectively referred to as the “Funds”) (eleven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting SPDR® Series Trust) at June 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
220

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
August 27, 2026
221

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2026.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2026 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	99.01%
State Street SPDR Nuveen ICE Municipal Bond ETF	98.60%
State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	98.81%
222

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (each series of SST, a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.
223

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trusts. The Independent Trustees were advised by their independent counsel throughout the process
Board Considerations Regarding Renewal of Investment Sub-Advisory Agreements
With respect to each sub-advisory agreement, the Board considered various factors, including the nature, extent and quality of services provided by each sub-adviser with respect to the sub-advised funds under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to each sub-adviser under
224

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

its respective sub-advisory agreement and also considered that such fees would reflect the respective responsibilities of the Adviser and sub-adviser, would continue to be paid directly by the Adviser, and would not result in increased fees payable by the sub-advised funds.
Nuveen Asset Management, LLC (“Nuveen”) Sub-Advisory Agreements
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of the State Street® Nuveen ICE Short Term Municipal Bond ETF, the State Street® Nuveen ICE Municipal Bond ETF, and the State Street® Nuveen ICE High Yield Municipal Bond ETF, each of which is sub-advised by Nuveen (the “Nuveen Funds”). For those funds tracking an index, the Board found the tracking error to be acceptable. The Board also considered the unitary fee paid to the Adviser by each Nuveen Fund and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the SST.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to each Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of each Nuveen Sub-Advisory Agreement for the Nuveen Funds. In approving the continuance of each Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen Fund, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen Funds were appropriate; (b) the performance and, more importantly for those Nuveen Funds measured against an index, the index tracking, of the Nuveen Fund had been satisfactory; (c) Nuveen’s fees for each Nuveen Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen Fund by way of the relatively low fee structure of SST. The Independent Trustees were advised by their independent counsel throughout the process.
225

Annual Financial Statements and Other Information
June 30, 2026
SPDR® Series Trust - Fixed Income Funds
State Street SPDR Portfolio Aggregate Bond ETF (formerly SPDR Portfolio Aggregate Bond ETF)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly SPDR Portfolio Intermediate Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Corporate Bond ETF (formerly SPDR Portfolio Long Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Treasury ETF (formerly SPDR Portfolio Long Term Treasury ETF)
State Street SPDR Portfolio Treasury ETF (formerly SPDR Portfolio Treasury ETF)
State Street SPDR Portfolio Short Term Corporate Bond ETF (formerly SPDR Portfolio Short Term Corporate Bond ETF)
State Street SPDR Portfolio Short Term Treasury ETF (formerly SPDR Portfolio Short Term Treasury ETF)
State Street SPDR Portfolio TIPS ETF (formerly SPDR Portfolio TIPS ETF)
State Street SPDR Portfolio Intermediate Term Treasury ETF (formerly SPDR Portfolio Intermediate Term Treasury ETF)
State Street SPDR Portfolio High Yield Bond ETF (formerly SPDR Portfolio High Yield Bond ETF)
State Street SPDR Portfolio Corporate Bond ETF (formerly SPDR Portfolio Corporate Bond ETF)
State Street SPDR Portfolio Mortgage Backed Bond ETF (formerly SPDR Portfolio Mortgage Backed Bond ETF)
State Street SPDR Portfolio Ultra Short T-Bill ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.1%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
2.45%, 4/30/2030	$436,000	$400,553
2.60%, 8/1/2031	313,000	280,786
4.20%, 3/2/2029	165,000	162,784
4.65%, 10/1/2028	210,000	209,649
5.00%, 6/2/2033	500,000	491,010
5.30%, 11/1/2034	343,000	339,996
5.30%, 6/2/2036 (a)	500,000	487,410
WPP LLC 6.50%, 3/30/2036	500,000	490,230
		2,862,418
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.95%, 2/1/2030	897,000	843,629
3.20%, 3/1/2029	195,000	188,023
3.25%, 2/1/2028	429,000	420,064
3.60%, 5/1/2034	305,000	274,274
3.63%, 2/1/2031	860,000	817,998
3.90%, 5/1/2049	487,000	364,373
3.95%, 8/1/2059	337,000	239,651
5.15%, 5/1/2030	1,647,000	1,666,962
5.71%, 5/1/2040	924,000	939,200
5.81%, 5/1/2050	209,000	206,339
5.88%, 2/15/2040	229,000	235,515
5.93%, 5/1/2060	1,393,000	1,372,300
6.30%, 5/1/2029	375,000	390,390
6.53%, 5/1/2034	370,000	402,271
6.86%, 5/1/2054	859,000	965,198
6.88%, 3/15/2039	200,000	223,428
7.01%, 5/1/2064	2,063,000	2,346,126
Embraer Netherlands Finance BV 5.40%, 1/9/2038	285,000	275,230
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	695,000	662,947
General Dynamics Corp.:
2.85%, 6/1/2041	225,000	167,618
3.63%, 4/1/2030	596,000	576,481
3.75%, 5/15/2028	357,000	353,776
4.25%, 4/1/2040	200,000	179,802
4.25%, 4/1/2050	452,000	379,174
4.95%, 8/15/2035	90,000	90,105
General Electric Co.:
4.30%, 7/29/2030	755,000	747,963
4.90%, 1/29/2036	325,000	324,656
Series MTN, 5.88%, 1/14/2038	160,000	170,270
Series MTN, 6.75%, 3/15/2032	658,000	724,530
HEICO Corp. 5.25%, 8/1/2028	275,000	278,011
Security Description	Principal Amount	Value
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (b)	$575,000	$569,273
4.00%, 3/16/2029 (b)	328,000	323,595
4.30%, 3/16/2031 (b)	750,000	737,003
4.60%, 3/16/2033 (b)	315,000	309,084
4.95%, 3/16/2036 (b)	1,080,000	1,063,541
5.62%, 3/16/2046 (b)	470,000	467,735
5.73%, 3/16/2056 (b)	1,000,000	999,850
5.85%, 3/16/2066 (b)	330,000	332,528
Howmet Aerospace, Inc.:
3.75%, 3/3/2028	245,000	241,972
3.90%, 4/15/2029	100,000	98,319
4.55%, 11/15/2032	280,000	275,044
4.85%, 10/15/2031	200,000	200,606
5.95%, 2/1/2037	362,000	384,049
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	200,500	176,486
2.90%, 12/15/2029	200,000	189,018
4.40%, 6/15/2028	683,000	680,676
5.05%, 4/27/2045	200,000	186,736
5.35%, 6/1/2034	233,000	236,893
5.40%, 7/31/2033	500,000	511,415
5.50%, 8/15/2054 (a)	250,000	241,870
6.15%, 12/15/2040	236,000	250,358
Lockheed Martin Corp.:
2.80%, 6/15/2050	361,000	228,141
3.60%, 3/1/2035	200,000	182,386
3.80%, 3/1/2045	200,500	159,526
4.07%, 12/15/2042	538,000	455,277
4.09%, 9/15/2052	160,000	126,085
4.15%, 6/15/2053	355,000	281,302
4.30%, 6/15/2062	736,000	576,266
4.40%, 8/15/2030	299,000	297,631
4.45%, 5/15/2028	180,000	180,230
4.70%, 12/15/2031	340,000	342,135
4.70%, 5/15/2046	875,000	779,205
4.75%, 2/15/2034	332,000	329,859
5.00%, 8/15/2035	280,000	280,938
5.20%, 2/15/2055 (a)	450,000	422,415
5.20%, 2/15/2064	275,000	253,237
5.25%, 1/15/2033 (a)	301,000	311,117
5.70%, 11/15/2054 (a)	400,000	402,176
Series B, 6.15%, 9/1/2036	400,000	434,132
Northrop Grumman Corp.:
3.25%, 1/15/2028	1,334,000	1,310,895
3.85%, 4/15/2045	200,000	158,436
4.03%, 10/15/2047	384,000	305,729
4.65%, 7/15/2030	211,000	211,268
4.75%, 6/1/2043	284,000	258,866
4.90%, 6/1/2034	500,000	497,265
4.95%, 3/15/2053	426,000	381,313
5.15%, 5/1/2040	289,000	282,495
5.20%, 6/1/2054 (a)	518,000	483,278
5.25%, 7/15/2035	190,000	193,059
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
RTX Corp.:
1.90%, 9/1/2031	$291,000	$254,305
2.25%, 7/1/2030	807,000	738,679
2.38%, 3/15/2032	431,000	380,853
2.82%, 9/1/2051	300,000	186,147
3.03%, 3/15/2052	460,000	296,695
3.13%, 7/1/2050	333,000	222,221
4.13%, 11/16/2028	376,000	373,109
4.15%, 5/15/2045	340,000	281,350
4.35%, 4/15/2047	546,000	456,014
4.45%, 11/16/2038	728,000	677,295
4.50%, 6/1/2042	1,090,000	975,354
4.63%, 11/16/2048	634,000	550,433
4.80%, 12/15/2043	205,000	186,800
5.15%, 2/27/2033	455,000	463,413
5.38%, 2/27/2053 (a)	375,000	359,089
5.40%, 5/1/2035	490,000	504,582
5.70%, 4/15/2040	250,000	257,283
6.05%, 6/1/2036	200,000	215,148
6.10%, 3/15/2034	360,000	386,240
6.13%, 7/15/2038	500,000	538,615
7.20%, 8/15/2027	100,000	103,127
		43,833,769
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	1,079,000	949,434
3.40%, 5/6/2030	278,000	265,231
3.40%, 2/4/2041	400,000	305,704
3.70%, 2/4/2051	857,000	595,829
4.25%, 8/9/2042	245,000	201,914
4.45%, 5/6/2050	200,000	157,918
4.50%, 8/6/2030	250,000	248,050
4.80%, 2/14/2029	682,000	684,476
5.25%, 8/6/2035	210,000	209,838
5.38%, 1/31/2044	454,000	423,850
5.80%, 2/14/2039	302,000	306,008
5.95%, 2/14/2049 (a)	780,000	765,960
6.20%, 11/1/2028	480,000	496,574
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	377,000	342,648
4.50%, 8/15/2033	230,000	226,246
4.50%, 3/15/2049	290,000	247,570
4.54%, 3/26/2042	200,000	178,920
BAT Capital Corp.:
2.26%, 3/25/2028	850,000	817,938
2.73%, 3/25/2031	395,000	360,718
3.56%, 8/15/2027	666,000	659,493
4.39%, 8/15/2037	907,000	829,225
4.54%, 8/15/2047	909,000	750,161
4.63%, 3/22/2033	390,000	381,627
4.76%, 9/6/2049	466,000	391,081
4.91%, 4/2/2030	443,000	445,259
5.35%, 8/15/2032 (a)	250,000	255,865
5.63%, 8/15/2035 (a)	750,000	773,287
5.65%, 3/16/2052	185,000	174,403
Security Description	Principal Amount	Value
5.83%, 2/20/2031	$195,000	$203,137
6.25%, 8/15/2055	180,000	184,228
6.42%, 8/2/2033	456,000	492,863
7.08%, 8/2/2043	100,000	111,272
7.08%, 8/2/2053	585,000	660,149
BAT International Finance PLC:
4.45%, 3/16/2028	290,000	289,368
5.93%, 2/2/2029	266,000	274,267
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	818,000	746,531
4.55%, 8/4/2030	340,000	337,229
4.65%, 9/17/2034	435,000	420,193
4.80%, 3/19/2033	225,000	222,206
5.15%, 3/19/2036	500,000	496,555
Philip Morris International, Inc.:
1.75%, 11/1/2030	225,000	199,271
2.10%, 5/1/2030	324,000	295,388
3.13%, 3/2/2028	113,300	110,860
3.88%, 10/27/2028	350,000	345,286
4.00%, 10/29/2030	350,000	340,809
4.13%, 4/28/2028	377,000	375,006
4.13%, 4/27/2029	300,000	296,790
4.13%, 3/4/2043	335,000	280,566
4.25%, 10/29/2032	250,000	242,305
4.25%, 11/10/2044	449,000	377,569
4.38%, 11/1/2027	250,000	249,848
4.38%, 4/30/2030	296,000	293,013
4.63%, 11/1/2029	477,000	477,496
4.63%, 10/29/2035	220,000	211,728
4.75%, 11/1/2031	180,000	180,326
4.88%, 2/13/2029	555,000	559,285
4.88%, 4/30/2035	225,000	221,812
4.88%, 4/29/2036 (a)	290,000	283,968
4.88%, 11/15/2043	590,000	537,047
4.90%, 11/1/2034	250,000	248,245
5.13%, 11/17/2027	464,000	468,343
5.25%, 9/7/2028	550,000	558,404
5.25%, 2/13/2034	851,000	864,948
5.38%, 2/15/2033	1,058,000	1,086,143
5.63%, 11/17/2029	450,000	463,676
5.63%, 9/7/2033	463,000	481,432
5.75%, 11/17/2032	636,000	666,076
6.38%, 5/16/2038	574,000	627,715
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	231,678
5.85%, 8/15/2045	665,000	655,244
		29,113,502
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	137,235	132,243
Series AA, Class AA, 3.15%, 8/15/2033	132,998	124,840
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series AA, Class AA, 3.58%, 7/15/2029	$99,140	$97,419
Series A, Class A, 4.90%, 11/11/2039	435,000	422,211
Delta Air Lines, Inc.:
4.38%, 4/19/2028	700,000	695,625
4.95%, 7/10/2028	258,000	259,089
5.25%, 7/10/2030	555,000	560,972
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	139,036	122,072
Series 1A, Class A, 4.00%, 5/15/2034	128,019	120,977
Southwest Airlines Co.:
2.63%, 2/10/2030	250,000	231,352
4.38%, 11/15/2028	435,000	431,433
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.88%, 4/7/2030	119,065	114,656
Series AA, Class AA, 3.50%, 9/1/2031	130,011	125,551
Series AA, Class AA, 4.15%, 2/25/2033	129,124	125,576
Series AA, Class AA, 5.45%, 8/15/2038	488,668	498,143
Series 2023-1, Class A, 5.80%, 7/15/2037	631,065	654,995
Series 20-1, Class A, 5.88%, 4/15/2029	196,960	199,206
		4,916,360
APPAREL — 0.0% *
NIKE, Inc.:
2.85%, 3/27/2030	562,000	529,972
3.25%, 3/27/2040 (a)	338,000	268,500
3.38%, 11/1/2046	275,000	199,686
3.38%, 3/27/2050	500,000	352,585
3.88%, 11/1/2045	490,000	386,331
PVH Corp. 5.50%, 6/13/2030 (a)	500,000	503,210
Ralph Lauren Corp.:
2.95%, 6/15/2030	285,000	267,210
5.00%, 6/15/2032	200,000	201,894
Tapestry, Inc.:
3.05%, 3/15/2032	240,000	217,243
5.10%, 3/11/2030	256,000	257,974
5.50%, 3/11/2035	90,000	90,594
		3,275,199
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031 (a)	180,000	157,509
Series MTN, 2.25%, 1/12/2029 (a)	218,000	205,491
Security Description	Principal Amount	Value
4.15%, 1/8/2029	$70,000	$69,133
4.25%, 9/1/2028	460,000	456,315
Series GMTN, 4.40%, 9/5/2029	400,000	395,752
4.45%, 1/8/2031	100,000	97,963
Series GMTN, 4.50%, 9/4/2030	500,000	492,575
4.55%, 7/9/2027	395,000	395,719
4.55%, 3/3/2028	250,000	249,695
Series A, 4.55%, 4/10/2028	90,000	89,859
Series GMTN, 4.85%, 10/23/2031	265,000	263,203
Series A, 4.90%, 4/10/2031	325,000	323,885
Series GMTN, 4.90%, 7/9/2027	377,000	378,610
Series GMTN, 4.90%, 1/10/2034 (a)	200,000	196,020
Series GMTN, 5.05%, 7/10/2031	200,000	200,414
5.10%, 1/8/2036 (a)	100,000	98,186
5.15%, 7/9/2032	1,350,000	1,353,186
5.20%, 3/5/2035 (a)	250,000	248,428
Series A, 5.20%, 4/8/2033	40,000	40,054
5.65%, 11/15/2028	200,000	204,130
Series GMTN, 5.85%, 10/4/2030 (a)	357,000	370,159
Cummins, Inc.:
1.50%, 9/1/2030	195,000	172,891
2.60%, 9/1/2050	200,000	120,948
4.25%, 5/9/2028	165,000	164,579
4.70%, 2/15/2031	250,000	251,073
5.15%, 2/20/2034	315,000	319,549
5.30%, 5/9/2035	250,000	254,923
5.45%, 2/20/2054	300,000	294,006
Ford Motor Co.:
3.25%, 2/12/2032	706,000	621,986
4.75%, 1/15/2043	673,000	529,786
6.10%, 8/19/2032	1,295,000	1,318,012
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	284,000	266,667
4.97%, 4/6/2029	500,000	494,975
5.30%, 9/6/2029	338,000	336,793
5.42%, 4/9/2031	680,000	674,213
5.75%, 4/6/2033	330,000	327,393
5.80%, 3/8/2029	632,000	637,909
5.87%, 10/31/2035	483,000	472,548
5.88%, 11/7/2029	573,000	580,036
6.05%, 3/5/2031	344,000	349,229
6.05%, 11/5/2031	380,000	384,750
6.13%, 3/8/2034	833,000	838,731
6.47%, 5/22/2036	2,250,000	2,286,742
6.50%, 2/7/2035	700,000	716,940
6.53%, 3/19/2032	371,000	383,247
6.80%, 5/12/2028	300,000	308,601
6.80%, 11/7/2028	461,000	475,803
7.12%, 11/7/2033	430,000	457,563
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.20%, 6/10/2030	$475,000	$500,864
7.35%, 3/6/2030	486,000	514,105
General Motors Co.:
4.20%, 10/1/2027	290,000	288,765
5.00%, 10/1/2028	442,400	444,749
5.00%, 4/1/2035	281,000	272,208
5.15%, 4/1/2038	400,000	381,056
5.20%, 4/1/2045	930,000	824,770
5.35%, 4/15/2028	310,000	313,128
5.40%, 10/15/2029	395,000	402,102
5.40%, 4/1/2048 (a)	300,000	269,301
5.60%, 10/15/2032 (a)	469,000	480,106
5.63%, 4/15/2030	250,000	256,157
6.25%, 4/15/2035 (a)	250,000	261,917
6.25%, 10/2/2043	500,000	502,235
6.60%, 4/1/2036	484,000	519,371
6.80%, 10/1/2027	577,000	590,975
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	730,000	653,131
2.40%, 4/10/2028	506,000	486,428
2.70%, 8/20/2027	200,000	195,952
2.70%, 6/10/2031	347,000	312,297
3.10%, 1/12/2032	448,000	405,548
3.60%, 6/21/2030	346,000	330,105
3.85%, 1/5/2028	244,000	241,328
4.20%, 10/27/2028	352,000	348,170
4.60%, 1/8/2031 (a)	400,000	394,568
4.75%, 4/6/2029	550,000	549,653
4.90%, 10/6/2029	313,000	313,833
5.05%, 4/4/2028	415,000	417,523
5.10%, 9/15/2031	400,000	400,704
5.35%, 7/15/2027	200,000	201,680
5.35%, 1/7/2030	678,000	688,950
5.45%, 1/8/2036	240,000	238,975
5.55%, 7/15/2029	200,000	204,118
5.60%, 6/18/2031	400,000	409,636
5.63%, 4/4/2032	365,000	373,880
5.75%, 2/8/2031	200,000	206,198
5.80%, 1/7/2029	200,000	204,836
5.85%, 4/6/2030 (a)	395,000	408,110
5.90%, 1/7/2035 (a)	350,000	359,828
5.95%, 4/4/2034	500,000	517,535
6.00%, 1/9/2028	403,000	410,584
6.10%, 1/7/2034	530,000	553,134
6.15%, 7/15/2035 (a)	235,000	244,973
Honda Motor Co. Ltd.:
4.69%, 7/8/2030	398,000	395,266
5.34%, 7/8/2035 (a)	515,000	514,815
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	347,000	397,506
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	215,000	212,555
4.00%, 9/26/2029	176,000	174,152
Security Description	Principal Amount	Value
Series R, 4.00%, 11/7/2028	$115,000	$114,174
4.55%, 3/3/2028	420,000	421,474
4.55%, 5/8/2030 (a)	150,000	150,881
Series MTN, 5.00%, 3/22/2034	200,000	202,054
Toyota Motor Corp.:
4.45%, 6/30/2030	250,000	248,588
5.05%, 6/30/2035	200,000	201,650
5.12%, 7/13/2028	200,000	202,612
Toyota Motor Credit Corp.:
1.90%, 9/12/2031	200,000	174,282
Series MTN, 1.90%, 4/6/2028	200,000	191,814
Series MTN, 3.38%, 4/1/2030	595,000	569,885
3.65%, 1/8/2029	341,000	334,859
Series B, 3.75%, 1/12/2028	465,000	461,261
4.05%, 9/5/2028	250,000	248,098
Series B, 4.05%, 3/13/2029	465,000	459,797
Series B, 4.20%, 1/10/2031 (a)	335,000	328,957
Series B, 4.25%, 5/12/2028	390,000	389,325
Series MTN, 4.35%, 10/8/2027	545,000	545,425
4.55%, 8/9/2029	403,000	402,919
Series B, 4.55%, 5/14/2031	500,000	495,790
Series MTN, 4.55%, 9/20/2027	364,000	365,147
Series B, 4.60%, 3/11/2033	25,000	24,518
Series MTN, 4.60%, 10/10/2031 (a)	300,000	298,245
4.63%, 1/12/2028 (a)	400,000	401,952
4.65%, 9/3/2032	300,000	296,631
Series MTN, 4.65%, 1/5/2029	518,000	520,103
4.70%, 1/12/2033	125,000	124,314
4.80%, 5/15/2030	327,000	328,893
Series B, 4.80%, 1/11/2036 (a)	500,000	489,855
4.95%, 1/9/2030	110,000	111,274
5.05%, 5/16/2029	508,000	515,295
5.10%, 3/21/2031	390,000	396,575
Series MTN, 5.25%, 9/11/2028	200,000	203,314
5.35%, 1/9/2035	248,000	253,302
		49,387,222
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	400,000	248,120
4.15%, 5/1/2052	200,000	150,410
BorgWarner, Inc.:
2.65%, 7/1/2027	407,000	399,788
4.95%, 8/15/2029 (a)	200,000	201,260
5.40%, 8/15/2034 (a)	229,000	233,186
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Lear Corp.:
3.55%, 1/15/2052	$200,000	$136,504
3.80%, 9/15/2027	217,000	215,166
4.25%, 5/15/2029	105,000	103,481
5.25%, 5/15/2049 (a)	200,000	181,008
Magna International, Inc.:
2.45%, 6/15/2030	274,000	251,346
5.05%, 3/14/2029	300,000	303,306
5.88%, 6/1/2035	180,000	187,319
		2,610,894
BANKS — 5.1%
Australia & New Zealand Banking Group Ltd. 3.92%, 9/30/2027	300,000	298,572
Banco Bilbao Vizcaya Argentaria SA:
4.15%, 3/3/2029	200,000	197,130
4.97%, 5/8/2031	885,000	883,318
5.13%, 3/3/2036	500,000	486,665
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	325,000	331,061
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	350,000	397,541
Banco Santander SA:
2.75%, 12/3/2030	400,000	362,760
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (c)	355,000	321,261
3.31%, 6/27/2029	293,500	282,834
3.49%, 5/28/2030	300,000	285,636
3.80%, 2/23/2028	575,000	567,692
4.55%, 11/6/2030	495,000	487,486
4.60%, 4/15/2029	355,000	353,374
4.87%, 4/15/2031	500,000	497,260
5.13%, 11/6/2035 (a)	1,495,000	1,465,758
5.29%, 8/18/2027	265,000	267,038
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	205,000	206,683
5.44%, 7/15/2031	500,000	513,025
5.44%, 4/15/2036 (a)	355,000	355,511
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	239,000	243,644
5.57%, 1/17/2030	400,000	409,872
5.59%, 8/8/2028	600,000	610,830
6.03%, 1/17/2035	320,000	335,840
6.35%, 3/14/2034	630,000	666,175
6.92%, 8/8/2033	895,000	972,659
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	851,400	760,249
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	990,300	878,763
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,362,000	1,203,041
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,443,250	1,260,073
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	$1,023,000	$945,487
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	877,000	780,697
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	1,166,000	1,076,008
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	944,000	855,878
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,891,000	1,371,580
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,528,000	1,384,246
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	1,058,500	998,409
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	680,000	439,457
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	897,000	809,722
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	1,349,000	1,289,320
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	625,000	614,475
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	340,000	241,672
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	809,000	801,371
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	900,000	836,478
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	200,000	156,878
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,557,000	1,540,402
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	836,500	820,924
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	295,000	258,511
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,631,000	1,291,230
Series L, 4.18%, 11/25/2027	591,000	588,417
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	403,800	369,053
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	870,300	863,468
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	570,000	470,615
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	$1,000,000	$982,270
SOFR + 0.87%, 4.48%, 4/23/2030 (c)	1,140,000	1,132,841
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,767,000	1,733,091
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	1,175,000	1,174,600
SOFR + 1.04%, 4.70%, 4/23/2032 (c)	1,125,000	1,115,595
Series L, 4.75%, 4/21/2045	200,000	177,802
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	322,000	323,320
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	1,000,000	1,005,520
Series MTN, 5.00%, 1/21/2044	393,000	369,601
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	1,145,000	1,146,637
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	1,200,000	1,181,748
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	1,450,000	1,469,473
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	1,365,000	1,383,400
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	895,000	898,750
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	2,225,000	2,271,391
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	1,445,000	1,473,972
SOFR + 1.57%, 5.49%, 4/23/2037 (c)	1,225,000	1,221,925
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	740,000	755,821
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	2,498,000	2,510,790
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	675,000	689,870
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	905,000	926,050
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,079,000	1,127,523
Series MTN, 5.88%, 2/7/2042	383,000	397,481
6.11%, 1/29/2037	1,257,000	1,323,960
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	1,040,000	932,714
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	250,000	248,628
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (a) (c)	340,000	336,967
SOFR + 1.08%, 4.35%, 9/22/2031 (c)	351,000	345,366
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (c)	775,000	761,461
Security Description	Principal Amount	Value
Series J, SOFR + 0.63%, 4.55%, 6/2/2029 (c)	$500,000	$498,980
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	97,000	96,727
Series H, 4.70%, 9/14/2027	500,000	501,625
Series J, SOFR + 0.96%, 4.88%, 6/2/2032 (a) (c)	365,000	364,763
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	465,000	467,939
5.20%, 2/1/2028	285,000	288,012
Series J, SOFR + 1.21%, 5.30%, 6/2/2037 (c)	500,000	500,445
5.51%, 6/4/2031	481,000	496,301
5.72%, 9/25/2028	200,000	204,772
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 1/28/2031	200,000	176,790
Series MTN, 3.30%, 8/23/2029	968,000	929,793
Series MTN, 3.40%, 1/29/2028 (a)	611,400	603,256
Series MTN, 3.85%, 4/28/2028	300,000	297,990
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	445,000	438,592
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	180,000	174,501
SOFR + 0.90%, 4.54%, 4/23/2032 (c)	500,000	495,230
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	400,000	400,400
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	371,000	364,856
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	321,000	320,628
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	510,000	516,028
SOFR + 1.18%, 5.09%, 4/23/2037 (c)	500,000	495,315
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	500,000	504,945
SOFR + 1.25%, 5.23%, 11/20/2035 (c)	500,000	506,605
SOFR + 1.35%, 5.32%, 6/6/2036 (c)	145,000	146,717
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	611,000	642,002
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	602,000	654,765
Bank of Nova Scotia:
2.15%, 8/1/2031	207,000	182,735
2.45%, 2/2/2032	200,000	177,138
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	750,000	745,672
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	550,000	543,246
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.09%, 4.34%, 9/15/2031 (a) (c)	$700,000	$686,266
SOFR + 0.66%, 4.58%, 6/5/2029 (c)	500,000	498,570
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	483,050
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	198,478
SOFR + 1.05%, 4.81%, 2/2/2034 (c)	500,000	492,355
SOFR + 0.97%, 4.90%, 6/5/2032 (c)	500,000	498,730
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	440,000	444,897
Series GMTN, 5.45%, 8/1/2029	260,000	266,513
5.65%, 2/1/2034	550,000	570,146
BankUnited, Inc. 5.13%, 6/11/2030	200,000	198,528
Barclays PLC:
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	405,000	371,373
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	990,000	887,446
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	186,978
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	263,000	246,636
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	494,000	390,013
SOFR + 0.93%, 4.22%, 5/24/2030 (c)	444,000	436,385
4.34%, 1/10/2028 (a)	476,000	474,220
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	470,000	466,748
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	200,000	195,382
4.84%, 5/9/2028	990,000	990,802
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	481,000	481,856
SOFR + 0.91%, 4.91%, 6/26/2030 (c)	400,000	400,156
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	205,000	205,414
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	633,800	636,183
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	413,000	413,962
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	410,000	412,218
SOFR + 1.14%, 5.10%, 6/26/2032 (c)	500,000	499,340
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	550,000	535,535
5.25%, 8/17/2045	442,000	415,688
Security Description	Principal Amount	Value
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	$460,000	$456,863
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	395,000	400,514
SOFR + 1.51%, 5.59%, 6/26/2037 (c)	500,000	499,195
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	744,000	759,661
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	290,000	295,403
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,413,000	1,486,165
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	1,279,000	1,381,154
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	400,000	437,928
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	243,000	251,323
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	922,000	1,028,380
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	361,000	338,712
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	435,000	433,608
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	230,000	227,530
SOFR + 1.17%, 4.58%, 9/8/2031 (c)	350,000	346,486
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	315,000	313,746
SOFR + 0.67%, 4.72%, 6/16/2029 (c)	120,000	120,163
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	505,000	507,227
5.00%, 4/28/2028	588,000	593,216
SOFR + 1.01%, 5.05%, 6/16/2032 (c)	200,000	200,832
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	304,000	308,463
5.99%, 10/3/2028	283,000	291,184
6.09%, 10/3/2033 (a)	228,000	242,526
Capital One NA:
2.70%, 2/6/2030	219,300	204,811
4.65%, 9/13/2028	523,000	523,884
Citibank NA:
SOFR + 0.60%, 4.55%, 6/18/2029 (c)	310,000	309,659
4.84%, 8/6/2029	652,000	657,281
SOFR + 0.91%, 4.85%, 6/18/2032 (c)	790,000	789,463
4.91%, 5/29/2030	890,000	899,941
5.57%, 4/30/2034	546,000	565,836
5.80%, 9/29/2028	1,140,000	1,172,650
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	546,000	483,843
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	$1,083,000	$973,682
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,000,000	918,680
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	959,000	890,834
SOFR + 1.38%, 2.90%, 11/3/2042 (a) (c)	627,000	454,851
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	644,000	608,264
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,498,000	1,356,933
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	941,000	932,663
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	940,000	883,450
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	429,000	373,204
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,119,000	1,097,538
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	608,000	602,437
4.13%, 7/25/2028	635,000	628,383
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,213,000	1,195,630
4.45%, 9/29/2027	1,246,500	1,244,705
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	1,090,000	1,075,448
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,100,000	1,092,322
4.75%, 5/18/2046	450,000	384,215
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	885,000	887,230
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	497,535
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	448,000	449,559
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	1,055,000	1,066,204
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	515,000	512,389
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	1,950,000	1,964,508
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	475,000	470,117
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	787,000	799,930
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	355,000	359,636
SOFR + 1.75%, 5.61%, 3/4/2056 (a) (c)	555,000	543,095
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	617,000	629,766
Security Description	Principal Amount	Value
5.88%, 1/30/2042	$200,600	$207,567
6.00%, 10/31/2033	767,000	801,147
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	1,290,000	1,330,377
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	1,033,000	1,079,754
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	647,000	689,644
Citizens Bank NA:
SOFR + 0.70%, 4.19%, 1/29/2029 (c)	250,000	247,935
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	200,000	199,962
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	200,000	171,088
3.25%, 4/30/2030	951,000	899,247
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	124,000	122,816
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	700,000	719,180
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	404,000	413,898
Commonwealth Bank of Australia Series C, 4.36%, 3/27/2029	1,000,000	998,160
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	590,000	584,849
3.96%, 10/17/2028	386,000	382,074
4.16%, 1/14/2031 (a)	405,000	398,050
4.32%, 4/1/2029	500,000	499,150
4.35%, 6/9/2028	500,000	499,755
5.12%, 6/9/2036	500,000	497,670
5.25%, 8/4/2045	100,000	92,580
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (b) (c)	250,000	252,023
Deutsche Bank AG:
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	985,300	930,123
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	589,000	540,590
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	480,000	471,883
SOFR + 1.14%, 4.73%, 2/6/2032 (a) (c)	180,000	177,282
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	555,000	553,096
SOFR + 1.41%, 5.06%, 4/14/2032 (a) (c)	160,000	159,603
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	380,000	383,838
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	501,000	505,820
SOFR + 2.05%, 5.40%, 9/11/2035 (c)	510,000	510,270
5.41%, 5/10/2029	525,000	536,602
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	$751,000	$773,425
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	427,000	446,510
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	480,000	517,920
Fifth Third Bancorp:
4.00%, 2/1/2029 (a) (b)	335,000	328,699
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	283,000	272,857
SOFR + 0.95%, 4.57%, 4/29/2032 (c)	335,000	329,275
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	224,000	223,577
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	450,000	442,053
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	360,000	370,246
SOFR + 2.16%, 5.98%, 1/30/2030 (b) (c)	277,000	284,526
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	580,000	599,140
SOFR + 2.19%, 6.36%, 10/27/2028 (a) (c)	387,000	395,603
8.25%, 3/1/2038	573,000	699,215
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	500,000	486,355
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	300,000	294,360
First Horizon Bank 5.75%, 5/1/2030 (a)	345,000	350,268
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	339,000	343,200
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	400,000	403,048
Goldman Sachs Bank USA SOFR + 0.72%, 4.66%, 6/3/2029 (c)	1,440,000	1,440,576
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	979,000	861,040
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,532,000	1,354,150
2.60%, 2/7/2030	830,500	772,199
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	1,593,000	1,431,135
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	1,199,000	1,066,858
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,463,000	1,324,951
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	350,000	264,380
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	603,000	461,048
Security Description	Principal Amount	Value
3.80%, 3/15/2030	$867,000	$838,866
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	800,000	787,472
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	1,215,000	1,204,697
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	830,000	818,314
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	792,500	785,471
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	255,000	230,696
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	789,000	788,282
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	560,000	549,405
SOFR + 0.99%, 4.59%, 4/20/2030 (c)	1,130,000	1,123,830
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	450,000	448,025
4.75%, 10/21/2045 (a)	730,000	644,524
Series MTN, 4.80%, 7/8/2044	405,000	363,362
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	1,135,000	1,101,937
SOFR + 1.03%, 4.97%, 6/3/2032 (c)	590,000	589,611
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	785,000	770,996
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	710,000	714,324
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	1,770,000	1,729,963
SOFR + 1.34%, 5.09%, 4/20/2034 (c)	680,000	677,090
5.15%, 5/22/2045	875,000	798,262
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	627,000	633,784
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	1,496,000	1,510,167
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,270,000	1,274,470
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (c)	1,875,000	1,830,881
SOFR + 1.31%, 5.43%, 6/3/2037 (c)	400,000	401,516
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	840,000	811,835
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	713,000	724,251
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	905,000	879,669
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	883,000	904,775
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	$1,000,000	$984,370
6.13%, 2/15/2033 (a)	668,000	716,089
6.25%, 2/1/2041	354,000	376,674
6.45%, 5/1/2036	307,000	326,682
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	870,000	902,460
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	370,000	400,314
6.75%, 10/1/2037	1,786,000	1,946,204
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	665,000	644,432
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	600,000	569,052
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	555,000	502,181
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	299,000	270,266
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	654,300	606,150
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	970,000	946,361
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	625,000	618,350
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	425,000	419,020
SOFR + 1.21%, 4.68%, 3/10/2032 (c)	825,000	813,475
SOFR + 0.94%, 4.71%, 5/12/2030 (c)	665,000	662,140
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	700,000	682,717
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	585,000	587,170
4.95%, 3/31/2030	1,272,000	1,283,550
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	500,000	503,315
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	500,000	503,220
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	751,000	738,436
SOFR + 1.32%, 5.21%, 5/12/2034 (c)	1,000,000	996,490
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	685,000	689,672
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	1,555,000	1,571,996
SOFR + 1.55%, 5.28%, 3/10/2037 (c)	725,000	716,554
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	577,000	584,259
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	848,000	858,973
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	1,995,000	2,009,145
Security Description	Principal Amount	Value
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	$850,000	$865,164
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	500,000	513,630
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	935,000	964,004
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	478,000	481,991
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	200,000	206,168
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	898,000	919,390
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	805,000	853,026
SOFR + 2.65%, 6.33%, 3/9/2044 (a) (c)	655,000	700,719
6.50%, 9/15/2037	696,000	748,631
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (c)	626,000	665,588
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	873,000	904,009
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	623,000	693,374
7.63%, 5/17/2032	100,000	110,274
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	580,000	666,536
HSBC USA, Inc. 4.65%, 6/3/2028	576,000	577,734
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	364,000	313,921
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	271,000	270,512
SOFR + 0.99%, 4.62%, 1/28/2032 (c)	500,000	491,750
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	537,000	543,208
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	414,000	423,667
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	385,000	393,097
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	400,000	411,744
Huntington National Bank 5.65%, 1/10/2030	420,000	431,873
ING Groep NV:
4.05%, 4/9/2029	393,000	387,372
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	376,000	362,923
4.55%, 10/2/2028	428,000	427,936
Series VAR, SOFR + 1.26%, 4.80%, 3/23/2032 (c)	750,000	745,222
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	530,000	534,272
SOFR + 1.61%, 5.42%, 3/23/2037 (c)	1,350,000	1,353,496
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	$425,000	$431,596
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	505,000	514,383
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	475,000	418,461
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	1,506,000	1,325,702
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	442,000	421,544
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	1,283,000	1,182,746
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	220,000	155,899
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	846,000	752,348
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	1,478,000	1,331,811
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,382,000	1,298,085
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	479,000	447,190
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	3,167,000	2,866,008
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	890,000	595,748
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	447,000	339,961
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (c)	651,000	450,772
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	640,000	629,478
3.63%, 12/1/2027	200,000	197,724
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	892,000	867,639
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	533,000	415,500
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,125,000	885,679
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	757,000	748,855
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	883,000	875,486
4.25%, 10/1/2027	482,000	481,426
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	$690,000	$571,285
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	1,390,000	1,359,170
SOFR + 0.82%, 4.41%, 4/23/2030 (c)	940,000	932,057
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	716,000	711,826
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	847,000	839,690
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	733,000	730,295
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	715,000	703,703
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	760,000	756,671
SOFR + 0.99%, 4.62%, 4/23/2032 (c)	1,000,000	988,620
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	1,690,000	1,641,818
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	1,247,000	1,250,716
SOFR + 1.07%, 4.90%, 1/22/2037 (c)	1,245,000	1,212,979
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,394,000	1,392,676
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	785,000	788,886
4.95%, 6/1/2045	600,000	553,188
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	680,000	670,677
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	724,000	727,193
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	1,200,000	1,207,908
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	1,020,000	1,027,089
SOFR + 1.44%, 5.10%, 4/22/2031 (c)	1,378,000	1,393,723
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	1,128,000	1,140,701
SOFR + 1.26%, 5.15%, 4/23/2037 (c)	1,290,000	1,280,544
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	1,250,000	1,231,737
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,145,000	1,157,034
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	593,000	600,786
5.50%, 10/15/2040	200,000	203,880
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	821,000	839,464
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	678,000	672,379
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	$935,000	$961,330
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	933,000	953,367
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	1,265,000	1,285,291
5.60%, 7/15/2041	460,000	467,788
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	995,000	1,028,313
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	243,000	252,783
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	917,000	944,813
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	995,000	1,065,217
6.40%, 5/15/2038	830,000	911,423
8.75%, 9/1/2030	200,000	229,274
Keybank National Association:
4.90%, 8/8/2032	815,000	797,502
5.00%, 1/26/2033	332,000	328,690
KeyCorp:
Series MTN, 2.55%, 10/1/2029	195,500	182,738
Series MTN, 4.10%, 4/30/2028	300,000	297,528
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	200,000	195,884
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (c)	500,000	503,370
SOFR + 1.37%, 5.31%, 1/28/2037 (c)	200,000	197,096
Kreditanstalt fuer Wiederaufbau:
3.75%, 2/15/2028	1,188,000	1,180,539
3.88%, 6/15/2028	639,000	635,543
4.00%, 3/15/2029	935,000	930,998
4.13%, 7/15/2033	495,000	488,575
4.38%, 2/28/2034	1,955,000	1,957,541
4.75%, 10/29/2030	900,000	919,233
Landwirtschaftliche Rentenbank:
3.88%, 9/28/2027	465,000	463,177
Series 44, 3.88%, 6/14/2028	165,000	163,994
Series MTN, 5.00%, 10/24/2033 (a)	205,000	212,739
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	915,000	902,904
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	200,000	197,416
4.38%, 3/22/2028	476,000	474,672
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	530,000	520,518
Security Description	Principal Amount	Value
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	$435,000	$435,679
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	1,570,000	1,523,936
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	355,000	353,378
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	240,000	241,670
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	230,000	234,727
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (c)	500,000	492,640
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	652,000	670,210
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	352,000	361,222
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (c)	415,000	428,068
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	640,000	725,920
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	310,000	310,660
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	180,000	181,330
5 yr. CMT + 1.38%, 5.30%, 4/18/2036 (c)	500,000	495,745
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	385,000	384,858
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	335,000	334,628
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	405,000	422,609
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	409,000	432,812
Manufacturers & Traders Trust Co.:
SOFR + 0.94%, 4.55%, 4/18/2030 (c)	760,000	754,566
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	250,000	250,420
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	827,000	729,034
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	942,000	842,741
3.20%, 7/18/2029	924,000	884,333
3.74%, 3/7/2029	200,000	196,066
3.75%, 7/18/2039	463,000	393,295
3.96%, 3/2/2028	218,000	216,308
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	470,000	461,770
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	415,000	409,302
1 yr. CMT + 0.78%, 4.59%, 4/18/2030 (c)	1,000,000	995,170
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
1 yr. CMT + 0.92%, 4.85%, 4/21/2032 (c)	$280,000	$278,558
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	613,000	615,979
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	830,000	814,388
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	400,000	401,496
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	450,000	454,604
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	290,000	288,014
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	755,000	764,158
1 yr. CMT + 1.02%, 5.33%, 4/21/2037 (c)	700,000	698,327
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	699,000	704,969
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	537,000	543,245
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	500,000	507,245
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	440,000	449,698
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	563,000	576,467
1 yr. CMT + 0.98%, 5.87%, 4/21/2047 (c)	315,000	317,923
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	572,500	509,290
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	288,300	260,067
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	184,800	162,454
2.56%, 9/13/2031	509,300	450,130
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	389,000	357,363
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	250,000	235,778
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	205,000	195,582
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	505,000	492,688
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	459,000	456,489
4.78%, 7/13/2030 (c) (d)	335,000	334,474
4.97%, 7/13/2032 (c) (d)	335,000	334,307
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (a) (c)	600,000	588,048
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c)	495,000	496,440
Security Description	Principal Amount	Value
5.34%, 7/13/2037 (c) (d)	$500,000	$497,040
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	210,000	213,377
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	351,000	357,023
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	500,000	505,225
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	284,000	290,558
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	419,000	426,890
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	207,644
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	484,000	494,542
5.82%, 7/13/2047 (c) (d)	500,000	494,810
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	500,000	435,035
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	656,000	570,431
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	854,300	749,400
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,338,000	1,161,116
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	500,000	441,985
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,110,000	1,031,234
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	710,000	638,588
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	592,000	451,974
3.59%, 7/22/2028 (c)	1,462,000	1,445,889
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	1,000,000	957,810
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,278,000	1,260,581
3.97%, 7/22/2038 (c)	175,000	153,550
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	1,035,000	1,020,789
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	835,000	823,978
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	790,000	772,588
Series MTN, 4.38%, 1/22/2047	269,000	224,618
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	936,300	927,864
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	300,000	276,732
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	$1,015,000	$995,238
SOFR + 0.96%, 4.56%, 4/10/2030 (c)	935,000	929,100
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	1,285,000	1,278,048
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	1,100,000	1,086,690
SOFR + 1.18%, 4.81%, 4/16/2032 (c)	695,000	689,579
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	200,000	193,686
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	775,000	779,239
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	1,335,000	1,305,884
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	1,069,000	1,077,392
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	802,000	809,186
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	779,000	787,179
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	697,000	704,946
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	1,115,000	1,122,437
SOFR + 1.41%, 5.30%, 4/10/2037 (c)	1,170,000	1,164,150
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	702,000	699,501
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	1,306,000	1,312,987
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	711,000	721,878
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	817,000	827,874
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	1,191,000	1,210,032
SOFR + 1.71%, 5.52%, 11/19/2055 (a) (c)	750,000	725,017
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	905,000	924,448
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	700,000	686,763
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	580,000	592,522
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	1,400,000	1,436,330
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	555,000	576,062
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	1,555,000	1,573,629
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	995,000	1,026,651
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	977,000	1,006,867
Security Description	Principal Amount	Value
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	$596,000	$608,731
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	1,855,000	1,977,486
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	725,000	750,672
Morgan Stanley Bank NA:
SOFR + 0.97%, 4.79%, 5/10/2030 (c)	275,000	275,198
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	970,000	976,130
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	1,375,000	1,368,537
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	1,195,000	1,179,357
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	458,000	457,643
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	1,620,000	1,592,282
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,435,000	1,428,600
National Australia Bank Ltd.:
3.85%, 12/13/2028	250,000	246,703
4.31%, 6/13/2028	300,000	299,547
Series B, 4.43%, 6/4/2029	715,000	714,378
4.50%, 10/26/2027	355,000	355,856
4.53%, 6/13/2030	605,000	605,889
4.90%, 1/14/2030 (a)	309,000	313,388
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	455,000	452,093
Series MTN, SOFR + 1.01%, 4.93%, 6/4/2032 (c)	250,000	249,480
5.60%, 12/18/2028	735,000	752,287
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	229,000	210,201
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	1,039,000	1,029,036
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	952,000	954,742
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	455,000	456,479
1 yr. CMT + 0.80%, 4.98%, 6/18/2032 (c)	1,000,000	999,560
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	631,000	635,303
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	660,000	663,868
Northern Trust Corp.:
1.95%, 5/1/2030	504,000	458,559
3.15%, 5/3/2029	50,000	48,381
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.15%, 11/19/2030	$349,000	$343,681
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	395,000	386,243
6.13%, 11/2/2032	448,000	478,934
Oesterreichische Kontrollbank AG Series MTN, 4.13%, 1/18/2029 (a)	210,000	209,609
Pinnacle Bank/Nashville TN 5.63%, 2/15/2028	200,000	202,002
Pinnacle Financial Partners, Inc. SOFR + 1.70%, 5.60%, 5/19/2032 (c)	210,000	210,584
PNC Bank NA:
3.10%, 10/25/2027	400,000	393,568
3.25%, 1/22/2028	329,000	323,302
4.05%, 7/26/2028	371,000	366,689
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	250,000	249,670
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	345,000	307,619
2.55%, 1/22/2030	856,300	797,087
3.45%, 4/23/2029	606,000	589,420
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	410,000	406,753
SOFR + 0.68%, 4.62%, 10/26/2029 (c)	665,000	663,278
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	229,000	222,700
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	245,000	244,106
SOFR + 1.33%, 4.90%, 5/13/2031 (c)	480,000	482,539
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	589,000	589,489
SOFR + 1.07%, 5.22%, 1/29/2031 (c)	215,000	218,500
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	426,000	430,392
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	511,000	516,294
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	220,000	222,860
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	620,000	609,603
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	550,000	561,731
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	135,000	138,262
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	920,000	936,762
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	1,130,000	1,164,928
Security Description	Principal Amount	Value
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	$507,000	$559,911
Regions Bank:
SOFR + 0.81%, 4.76%, 7/27/2029 (c)	750,000	750,262
6.45%, 6/26/2037	700,000	744,541
Regions Financial Corp.:
1.80%, 8/12/2028	226,500	213,741
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	215,000	217,500
Royal Bank of Canada:
Series GMTN, 2.30%, 11/3/2031	322,000	287,163
3.88%, 5/4/2032	100,000	95,627
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	200,000	198,626
Series GMTN, 4.24%, 8/3/2027	430,000	429,755
SOFR + 0.98%, 4.31%, 11/3/2031 (a) (c)	515,000	505,158
SOFR + 0.84%, 4.40%, 4/17/2030 (c)	535,000	530,650
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	566,000	564,087
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	378,000	378,023
SOFR + 1.01%, 4.61%, 5/3/2032 (a) (c)	535,000	529,543
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	596,000	594,647
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	415,000	413,199
Series GMTN, 4.90%, 1/12/2028 (a)	345,000	347,481
Series GMTN, 4.95%, 2/1/2029	630,000	638,001
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	458,000	460,652
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	620,000	624,607
Series GMTN, 5.00%, 2/1/2033	250,000	251,858
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	460,000	465,566
Series GMTN, 5.20%, 8/1/2028	729,000	740,030
Series MTN, 6.00%, 11/1/2027	819,000	836,658
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	434,000	433,458
SOFR + 1.10%, 5.04%, 6/5/2030 (c)	300,000	299,916
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.28%, 5.22%, 6/5/2032 (c)	$500,000	$498,895
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	580,000	584,982
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	465,000	469,399
SOFR + 1.60%, 5.70%, 6/5/2037 (c)	280,000	279,860
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	555,000	566,749
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	503,000	516,018
Santander U.K. Group Holdings PLC:
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	250,000	227,350
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	197,772
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	561,000	555,340
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	525,000	524,606
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	435,000	422,981
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	512,780
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	742,000	699,632
2.13%, 7/8/2030 (a)	626,000	564,690
2.14%, 9/23/2030	200,300	179,154
2.72%, 9/27/2029 (a)	200,000	187,626
2.75%, 1/15/2030	462,000	431,194
3.04%, 7/16/2029	944,000	898,150
3.05%, 1/14/2042 (a)	200,000	150,072
4.11%, 1/15/2029	215,000	212,317
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	335,000	328,699
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	966,000	957,113
SOFR + 1.05%, 4.93%, 7/7/2032 (c) (d)	335,000	333,895
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	500,000	496,520
SOFR + 1.05%, 5.14%, 7/7/2034 (c) (d)	240,000	238,982
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	550,000	550,319
SOFR + 1.29%, 5.30%, 7/7/2037 (c) (d)	215,000	213,491
5.32%, 7/9/2029 (a)	1,105,000	1,123,122
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	1,000,000	975,190
5.42%, 7/9/2031	250,000	255,378
5.45%, 1/15/2032	850,000	868,351
5.52%, 1/13/2028	703,000	713,376
Security Description	Principal Amount	Value
5.56%, 7/9/2034	$360,000	$369,115
5.63%, 1/15/2035	315,000	324,743
5.72%, 9/14/2028	405,000	413,801
SOFR + 1.53%, 5.75%, 7/7/2047 (c) (d)	200,000	198,172
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	1,120,000	1,105,429
5.81%, 9/14/2033 (a)	200,000	208,694
Synchrony Bank 5.63%, 8/23/2027	293,000	296,079
Toronto-Dominion Bank:
Series MTN, 2.00%, 9/10/2031	250,000	221,140
Series GMTN, 2.45%, 1/12/2032	203,000	179,992
Series MTN, 3.20%, 3/10/2032 (a)	417,000	383,611
3.91%, 1/13/2028	455,000	451,046
4.11%, 10/13/2028	550,000	544,373
4.36%, 4/23/2029	500,000	497,255
4.41%, 1/13/2031	370,000	365,812
4.46%, 6/8/2032	490,000	481,601
Series MTN, 4.57%, 6/2/2028	500,000	500,150
Series MTN, 4.69%, 9/15/2027	557,000	558,988
4.78%, 12/17/2029	140,000	140,944
Series MTN, 4.81%, 6/3/2030	320,000	321,507
4.86%, 1/31/2028	555,000	557,686
4.87%, 4/22/2033	450,000	446,684
4.93%, 10/15/2035	300,000	294,750
5.16%, 1/10/2028	390,000	394,021
5.30%, 1/30/2032	500,000	510,845
Series MTN, 5.52%, 7/17/2028	339,000	345,478
Truist Bank:
2.25%, 3/11/2030	350,000	319,379
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	426,000	420,999
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	800,000	794,520
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	301,000	300,726
Truist Financial Corp.:
Series MTN, 3.88%, 3/19/2029	1,000,000	979,180
SOFR + 0.97%, 4.60%, 1/27/2032 (c)	525,000	517,708
Series I, SOFR + 1.09%, 4.68%, 4/23/2032 (c)	500,000	493,875
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	299,000	300,286
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	490,000	480,479
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (a) (c)	500,000	486,135
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	$415,000	$418,864
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	407,000	406,528
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	500,000	503,775
Series I, SOFR + 1.41%, 5.28%, 4/23/2037 (c)	500,000	495,095
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	656,000	675,641
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	757,000	787,386
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	220,000	231,772
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	654,000	575,285
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	465,000	404,889
Series DMTN, 3.00%, 7/30/2029	364,000	346,594
Series MTN, 3.90%, 4/26/2028	280,000	277,455
SOFR + 0.87%, 4.48%, 1/26/2032 (c)	355,000	349,714
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	672,000	672,155
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (c)	649,000	649,636
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	339,000	334,488
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	529,000	524,324
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	500,000	493,125
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	290,000	292,604
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	370,000	374,055
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	835,000	845,020
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	500,000	508,415
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	190,000	193,447
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	450,000	464,580
5 yr. CMT + 1.25%, 5.72%, 5/20/2041 (c)	500,000	502,980
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	650,000	663,767
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	696,000	725,302
U.S. Bank NA SOFR + 0.67%, 4.54%, 5/20/2029 (c)	500,000	499,030
Security Description	Principal Amount	Value
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (c)	$450,000	$448,245
4.50%, 6/26/2048 (a)	208,000	180,209
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	500,000	496,000
SOFR + 0.74%, 4.68%, 11/29/2030 (c)	570,000	568,985
5.00%, 7/9/2027	200,000	201,536
5.65%, 9/11/2028	770,000	788,503
UBS Group AG 4.88%, 5/15/2045	715,000	649,134
Wachovia Corp. 5.50%, 8/1/2035	300,000	303,174
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	965,000	893,532
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	1,430,000	1,346,202
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,118,700	854,810
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,216,000	1,117,699
3.90%, 5/1/2045	905,000	717,466
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	563,000	555,180
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	750,000	740,205
Series GMTN, 4.30%, 7/22/2027	815,000	814,674
Series MTN, 4.40%, 6/14/2046	412,000	334,251
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	464,500	459,493
SOFR + 0.72%, 4.58%, 5/20/2029 (c)	715,000	713,334
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,067,000	896,504
Series MTN, 4.65%, 11/4/2044	639,000	544,032
Series MTN, 4.75%, 12/7/2046	876,000	746,405
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	978,000	980,758
SOFR + 0.97%, 4.84%, 5/20/2032 (c)	605,000	602,895
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	750,000	731,917
Series GMTN, 4.90%, 11/17/2045	800,000	699,296
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	150,000	148,917
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	1,075,000	1,049,297
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	$1,536,000	$1,543,665
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,919,000	1,720,326
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	2,460,000	2,485,240
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	707,000	715,024
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	535,000	534,144
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	885,000	897,063
5.38%, 11/2/2043	1,337,000	1,257,743
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	350,000	336,249
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	1,055,000	1,075,762
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,560,000	1,598,111
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	465,000	472,928
5.61%, 1/15/2044	684,300	658,919
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	1,500,000	1,537,860
5.95%, 12/1/2086	251,000	257,549
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	925,000	956,727
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,245,000	1,344,276
Wells Fargo Bank NA 5.95%, 8/26/2036	255,000	267,579
Westpac Banking Corp.:
2.15%, 6/3/2031	397,000	354,870
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	900,000	811,152
2.96%, 11/16/2040	200,000	147,914
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	400,000	357,396
3.40%, 1/25/2028	1,212,000	1,195,650
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	342,000	333,217
Series MTN, 4.15%, 5/11/2028	500,000	498,180
4.35%, 7/1/2030 (a)	542,000	539,892
Series DMTN, 4.45%, 6/12/2031 (a)	395,000	391,970
5.46%, 11/18/2027 (a)	400,000	406,112
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	450,000	453,632
6.82%, 11/17/2033 (a)	200,000	217,836
Zions Bancorp NA:
SOFR + 1.06%, 4.48%, 2/9/2029 (c)	250,000	247,895
Security Description	Principal Amount	Value
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	$200,000	$210,232
		490,383,582
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	3,003,000	2,922,700
4.90%, 2/1/2046	3,909,000	3,561,607
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/2036	373,000	361,862
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 4/15/2048	300,500	263,157
4.75%, 1/23/2029	1,311,000	1,318,171
4.90%, 1/23/2031	473,000	479,338
4.95%, 1/15/2042	651,000	613,939
5.45%, 1/23/2039	312,000	317,566
5.55%, 1/23/2049	1,312,000	1,290,483
5.80%, 1/23/2059	526,000	535,689
Brown-Forman Corp. 4.00%, 4/15/2038	200,000	178,178
Coca-Cola Co.:
1.00%, 3/15/2028	634,511	601,294
1.38%, 3/15/2031	302,000	263,395
1.65%, 6/1/2030	776,000	700,068
2.00%, 3/5/2031	387,000	347,553
2.13%, 9/6/2029	296,000	277,029
2.25%, 1/5/2032	650,000	581,321
2.50%, 3/15/2051	464,000	275,843
2.75%, 6/1/2060 (a)	439,000	254,480
2.88%, 5/5/2041	375,000	285,892
3.45%, 3/25/2030	734,000	711,855
4.20%, 3/25/2050	200,000	165,164
4.65%, 8/14/2034 (a)	343,000	342,623
5.20%, 1/14/2055 (a)	175,000	166,868
5.30%, 5/13/2054	500,000	482,555
5.40%, 5/13/2064	632,000	609,400
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	420,000	427,783
5.45%, 6/1/2034	200,000	205,126
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	200,000	166,656
2.75%, 1/22/2030	365,000	341,034
Constellation Brands, Inc.:
2.25%, 8/1/2031	495,000	436,867
2.88%, 5/1/2030	188,000	175,605
3.15%, 8/1/2029	200,200	191,423
3.60%, 2/15/2028	277,000	272,751
3.75%, 5/1/2050	198,000	146,063
4.10%, 2/15/2048	100,000	78,342
4.50%, 5/9/2047	193,000	161,062
4.75%, 5/9/2032 (a)	250,000	247,138
4.80%, 5/1/2030 (a)	200,000	200,594
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.85%, 5/6/2031	$315,000	$314,928
4.95%, 11/1/2035 (a)	335,000	325,854
5.25%, 11/15/2048	400,000	367,324
Diageo Capital PLC:
2.00%, 4/29/2030	880,400	799,157
2.13%, 4/29/2032	215,000	186,282
3.88%, 5/18/2028	417,000	412,822
5.50%, 1/24/2033	325,000	335,348
5.63%, 10/5/2033	490,000	510,702
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	499,000	362,319
4.38%, 5/10/2043	1,000	872
Keurig Dr. Pepper, Inc.:
3.20%, 5/1/2030	200,000	188,190
3.35%, 3/15/2051	205,000	134,505
3.80%, 5/1/2050	350,000	249,784
4.05%, 4/15/2032	495,000	469,562
4.35%, 5/15/2028	378,000	376,246
4.50%, 11/15/2045	210,000	173,181
4.60%, 5/25/2028	604,000	603,420
4.60%, 5/15/2030	255,000	252,246
5.05%, 3/15/2029	335,000	337,409
5.09%, 5/25/2048	207,000	182,555
5.15%, 5/15/2035 (a)	250,000	246,983
5.30%, 3/15/2034 (a)	500,000	501,375
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (b)	55,000	54,924
5.05%, 3/26/2031 (b)	95,000	94,916
5.70%, 3/26/2036 (b)	125,000	126,518
6.63%, 3/26/2056 (b)	125,000	131,395
Molson Coors Beverage Co.:
4.20%, 7/15/2046	660,000	526,673
4.90%, 7/8/2031	175,000	174,671
5.00%, 5/1/2042	515,000	468,758
5.50%, 7/8/2036	250,000	251,230
PepsiCo, Inc.:
1.40%, 2/25/2031	222,500	194,160
1.95%, 10/21/2031	629,000	553,281
2.63%, 7/29/2029	392,000	372,361
2.63%, 10/21/2041	748,000	537,116
2.75%, 3/19/2030	500,000	471,075
2.75%, 10/21/2051	321,000	199,742
2.88%, 10/15/2049 (a)	205,000	133,717
3.00%, 10/15/2027	507,000	499,593
3.38%, 7/29/2049	250,000	178,418
3.45%, 10/6/2046	300,000	223,422
3.60%, 2/18/2028 (a)	248,000	245,332
3.60%, 8/13/2042	182,000	146,177
3.63%, 3/19/2050	462,000	344,869
3.88%, 3/19/2060	25,000	18,783
3.90%, 7/18/2032 (a)	462,000	446,740
4.00%, 5/2/2047	300,000	242,442
4.10%, 1/15/2029	450,000	447,363
4.20%, 7/18/2052	200,000	162,996
Security Description	Principal Amount	Value
4.25%, 10/22/2044	$200,000	$171,342
4.30%, 7/23/2030 (a)	235,000	234,730
4.45%, 2/7/2028	500,000	501,165
4.45%, 4/14/2046	321,000	279,520
4.60%, 2/7/2030	356,000	358,859
4.65%, 7/23/2032	175,000	175,798
4.80%, 7/17/2034 (a)	416,000	417,535
4.88%, 11/1/2040	310,000	297,814
5.00%, 2/7/2035 (a)	500,000	502,750
5.00%, 7/23/2035 (a)	585,000	589,007
5.25%, 7/17/2054	200,000	192,744
		39,257,474
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	830,000	782,441
2.30%, 2/25/2031	434,000	391,086
2.77%, 9/1/2053	300,000	177,204
3.00%, 1/15/2052 (a)	200,000	128,632
3.15%, 2/21/2040	493,000	384,367
3.20%, 11/2/2027	545,000	536,798
3.35%, 2/22/2032	650,000	603,154
3.38%, 2/21/2050	736,000	519,807
4.05%, 8/18/2029	689,000	678,582
4.20%, 2/19/2031 (a)	100,000	98,043
4.20%, 3/1/2033	455,000	437,041
4.20%, 2/22/2052	209,000	163,948
4.40%, 5/1/2045	769,000	653,435
4.40%, 2/22/2062	592,000	463,246
4.56%, 6/15/2048	324,000	273,838
4.66%, 6/15/2051	657,000	557,596
4.85%, 2/19/2036 (a)	200,000	195,874
5.15%, 3/2/2028	1,100,000	1,110,549
5.25%, 3/2/2033	1,100,000	1,119,470
5.50%, 2/19/2046	200,000	193,880
5.60%, 3/2/2043	2,097,000	2,084,355
5.65%, 3/2/2053	1,637,000	1,593,177
5.65%, 2/19/2056	900,000	878,031
5.75%, 3/2/2063	864,000	837,847
Baxalta, Inc. 5.25%, 6/23/2045	200,000	187,284
Biogen, Inc.:
2.25%, 5/1/2030	541,000	493,749
3.25%, 2/15/2051	210,000	137,985
5.05%, 1/15/2031	165,000	166,921
5.20%, 9/15/2045	376,000	348,477
5.75%, 5/15/2035 (a)	140,000	145,783
6.45%, 5/15/2055 (a)	140,000	149,547
Gilead Sciences, Inc.:
1.20%, 10/1/2027	438,000	421,733
1.65%, 10/1/2030	905,000	802,672
2.60%, 10/1/2040	327,000	237,301
2.80%, 10/1/2050 (a)	499,000	314,759
4.00%, 9/1/2036	438,000	401,208
4.15%, 3/1/2047	590,000	483,110
4.25%, 5/20/2028	500,000	498,575
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.40%, 5/20/2029	$500,000	$498,795
4.60%, 5/20/2031	500,000	498,290
4.60%, 9/1/2035	385,000	374,312
4.75%, 3/1/2046	712,000	637,867
4.90%, 5/20/2034	235,000	234,467
5.10%, 6/15/2035 (a)	415,000	418,378
5.25%, 10/15/2033 (a)	366,000	376,329
5.50%, 11/15/2054 (a)	350,000	341,761
5.55%, 10/15/2053 (a)	502,000	495,579
5.60%, 11/15/2064	350,000	344,253
Illumina, Inc.:
2.55%, 3/23/2031	300,000	270,522
4.75%, 12/12/2030	500,000	496,715
5.75%, 12/13/2027	200,000	203,088
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	322,000	284,841
2.80%, 9/15/2050	270,000	164,011
Royalty Pharma PLC:
1.75%, 9/2/2027	455,000	440,658
2.20%, 9/2/2030	313,000	282,736
4.45%, 3/25/2031	350,000	344,183
5.20%, 9/25/2035	400,000	396,384
5.40%, 9/2/2034	500,000	504,040
5.90%, 9/2/2054 (a)	200,000	197,828
5.95%, 9/25/2055 (a)	225,000	224,161
		27,680,703
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	400,000	364,164
2.70%, 5/15/2040	502,000	371,113
2.80%, 5/15/2050	310,000	195,542
4.30%, 6/11/2028	191,000	190,662
4.60%, 2/8/2029	585,000	586,913
4.85%, 2/8/2034 (a)	689,000	687,036
Albemarle Corp. 5.05%, 6/1/2032 (a)	62,000	61,771
Cabot Corp. 4.00%, 7/1/2029	254,000	248,407
CF Industries, Inc.:
4.95%, 6/1/2043	327,000	294,725
5.15%, 3/15/2034 (a)	292,000	289,203
5.30%, 11/26/2035 (a)	300,000	298,938
Dow Chemical Co.:
4.38%, 11/15/2042	888,000	716,376
4.80%, 11/30/2028	304,000	304,754
4.80%, 1/15/2031	406,000	399,825
5.15%, 2/15/2034 (a)	200,000	196,104
5.25%, 11/15/2041	280,000	252,291
5.35%, 3/15/2035 (a)	500,000	491,975
5.55%, 11/30/2048	220,000	194,845
5.60%, 2/15/2054	200,000	177,212
5.65%, 3/15/2036 (a)	315,000	313,173
6.30%, 3/15/2033 (a)	200,000	210,132
6.90%, 5/15/2053 (a)	300,000	312,999
Security Description	Principal Amount	Value
7.38%, 11/1/2029	$474,000	$510,067
9.40%, 5/15/2039	152,000	196,921
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (b)	726,000	725,397
Eastman Chemical Co.:
4.50%, 12/1/2028	200,000	199,010
4.50%, 2/20/2031	100,000	98,060
4.65%, 10/15/2044 (a)	260,000	222,300
4.80%, 9/1/2042	200,000	177,992
5.00%, 8/1/2029	65,000	65,311
5.63%, 2/20/2034	300,000	305,421
Ecolab, Inc.:
2.13%, 8/15/2050	200,000	108,238
2.70%, 12/15/2051	416,000	253,515
4.30%, 6/15/2028	130,000	129,748
4.60%, 6/15/2029	500,000	500,800
4.80%, 3/24/2030	363,000	365,523
4.80%, 6/15/2031	500,000	502,260
5.00%, 9/1/2035	330,000	329,145
5.15%, 6/15/2033	350,000	354,763
5.25%, 1/15/2028	566,000	573,081
5.35%, 6/15/2036	250,000	254,230
EIDP, Inc.:
2.30%, 7/15/2030	210,000	193,576
4.80%, 5/15/2033	310,000	305,927
5.13%, 5/15/2032	200,000	202,242
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	410,000	361,333
Linde, Inc.:
1.10%, 8/10/2030	200,250	175,293
2.00%, 8/10/2050	200,000	107,108
3.55%, 11/7/2042	207,000	165,010
Lubrizol Corp. 6.50%, 10/1/2034	200,000	221,722
LYB International Finance BV:
4.88%, 3/15/2044 (a)	358,000	300,437
5.25%, 7/15/2043	317,000	279,420
LYB International Finance III LLC:
3.38%, 10/1/2040	267,000	195,174
3.63%, 4/1/2051	374,000	246,982
4.20%, 10/15/2049	413,000	300,457
4.20%, 5/1/2050	494,000	358,827
5.13%, 1/15/2031	200,000	199,444
5.50%, 3/1/2034	427,000	423,388
6.15%, 5/15/2035 (a)	325,000	332,839
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	364,000	277,659
Mosaic Co.:
4.05%, 11/15/2027	256,000	254,300
4.35%, 1/15/2029	205,000	203,137
4.60%, 11/15/2030	203,000	200,704
5.38%, 11/15/2028	105,000	106,429
5.45%, 11/15/2033 (a)	328,000	331,749
5.63%, 11/15/2043	361,000	342,293
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Nutrien Ltd.:
2.95%, 5/13/2030	$327,000	$306,661
3.95%, 5/13/2050	355,000	268,206
4.13%, 3/15/2035	285,000	262,140
4.85%, 5/29/2031	225,000	224,719
4.90%, 3/27/2028	275,000	276,185
4.90%, 6/1/2043	140,000	126,098
5.25%, 3/12/2032	256,000	259,973
5.35%, 5/29/2036	335,000	334,246
5.40%, 6/21/2034 (a)	200,000	202,638
PPG Industries, Inc.:
3.75%, 3/15/2028	291,000	287,377
4.38%, 3/15/2031	355,000	349,054
RPM International, Inc. 2.95%, 1/15/2032	265,000	238,624
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	194,000	169,410
2.95%, 8/15/2029 (a)	334,000	317,864
4.30%, 8/15/2028	385,000	382,902
4.50%, 8/15/2030	293,000	290,407
4.55%, 3/1/2028	435,000	434,974
4.80%, 9/1/2031	245,000	245,299
Westlake Corp.:
3.38%, 8/15/2061	200,000	119,574
6.38%, 11/15/2055	500,000	492,850
		24,704,593
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	200,000	175,914
4.45%, 9/9/2034 (a)	510,000	496,954
4.75%, 5/8/2032	440,000	440,722
5.00%, 5/7/2036	220,000	218,335
Block Financial LLC 5.38%, 9/15/2032 (a)	225,000	220,441
Brown University Series A, 2.92%, 9/1/2050	210,000	139,043
California Institute of Technology:
3.65%, 9/1/2119	224,000	142,825
4.32%, 8/1/2045 (a)	164,000	141,414
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	200,000	182,908
Cintas Corp. No. 2 4.20%, 5/1/2028	235,000	234,173
Claremont Mckenna College 3.78%, 1/1/2122	125,000	80,523
Cornell University Series 2025, 4.73%, 6/15/2035	150,000	147,644
Duke University Series 2020, 2.68%, 10/1/2044	160,000	117,547
Security Description	Principal Amount	Value
Emory University Series 2020, 2.97%, 9/1/2050 (a)	$200,000	$130,638
Equifax, Inc.:
2.35%, 9/15/2031	283,000	248,998
3.10%, 5/15/2030	300,000	281,229
4.80%, 9/15/2029	250,000	250,110
5.10%, 12/15/2027	276,000	277,731
Ford Foundation Series 2020, 2.82%, 6/1/2070 (a)	400,000	226,192
George Washington University:
Series 2018, 4.13%, 9/15/2048	300,000	243,009
Series 2015, 4.87%, 9/15/2045	100,000	91,319
Georgetown University:
Series B, 4.32%, 4/1/2049	150,000	124,010
Series A, 5.22%, 10/1/2118	200,000	176,882
Global Payments, Inc.:
2.90%, 5/15/2030	512,000	469,960
2.90%, 11/15/2031	200,000	176,200
4.15%, 8/15/2049	410,000	298,148
4.50%, 11/15/2028	240,000	237,144
4.55%, 3/15/2028	215,000	214,131
4.88%, 11/15/2030	750,000	737,100
5.20%, 11/15/2032	175,000	170,737
5.30%, 8/15/2029	258,000	259,587
5.40%, 3/15/2033	290,000	284,249
5.55%, 11/15/2035	750,000	726,615
Howard University Series 22A, 5.21%, 10/1/2052	200,000	166,240
J Paul Getty Trust 4.91%, 4/1/2035	270,000	271,301
Leland Stanford Junior University:
2.41%, 6/1/2050	150,000	89,133
3.65%, 5/1/2048 (a)	285,000	221,684
Series 2025, 4.15%, 8/1/2030	200,000	198,254
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	150,000	85,298
3.07%, 4/1/2052	300,000	202,770
3.89%, 7/1/2116 (a)	525,000	360,759
5.60%, 7/1/2111	392,000	387,892
5.62%, 6/1/2055 (a)	150,000	152,973
Mobility Global, Inc.:
5.45%, 6/15/2031 (b)	220,000	222,411
6.05%, 6/15/2036 (b)	500,000	505,405
Moody's Corp.:
4.25%, 2/1/2029	262,000	260,307
4.25%, 8/8/2032 (a)	441,000	427,325
4.88%, 12/17/2048	200,000	176,686
5.00%, 8/5/2034	235,000	234,760
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.25%, 7/15/2044	$384,000	$361,870
Northwestern University 4.94%, 12/1/2035	390,000	390,803
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	450,000	410,593
2.85%, 10/1/2029	489,000	461,435
3.25%, 6/1/2050 (a)	380,000	246,179
4.40%, 6/1/2032	364,000	353,924
4.45%, 3/6/2028	167,000	166,831
4.55%, 6/1/2028	250,000	250,115
4.95%, 6/1/2031	500,000	499,885
5.10%, 4/1/2035 (a)	175,000	172,466
5.15%, 6/1/2034 (a)	350,000	347,882
5.55%, 6/1/2036	350,000	349,989
President & Fellows of Harvard College:
2.52%, 10/15/2050	242,000	147,736
3.30%, 7/15/2056	200,500	137,312
3.75%, 11/15/2052	235,000	180,128
4.61%, 2/15/2035 (a)	150,000	148,838
5.26%, 3/15/2036 (a)	170,000	176,047
Quanta Services, Inc.:
2.90%, 10/1/2030	550,000	511,819
4.30%, 8/9/2028	283,000	281,828
4.50%, 1/15/2031	280,000	276,559
5.10%, 8/9/2035	505,000	501,788
5.25%, 8/9/2034	175,000	177,023
RELX Capital, Inc.:
3.00%, 5/22/2030	200,000	187,730
4.00%, 3/18/2029	400,000	393,544
4.75%, 3/27/2030	200,000	200,348
5.25%, 3/27/2035	310,000	312,523
Rollins, Inc. 5.25%, 2/24/2035	304,000	303,346
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	214,000	186,826
2.90%, 3/1/2032	405,000	366,894
2.95%, 3/1/2029	474,000	455,196
3.25%, 12/1/2049	279,000	193,989
3.70%, 3/1/2052	377,000	279,595
3.90%, 3/1/2062	250,000	180,333
4.25%, 5/1/2029 (a)	456,000	452,507
4.25%, 1/15/2031 (b)	175,000	171,271
4.80%, 12/4/2035 (b)	125,000	121,986
5.25%, 9/15/2033 (a)	361,000	368,718
TR Finance LLC 5.50%, 8/15/2035	200,000	202,424
Triton Container International Ltd./TAL International Container Corp.:
3.25%, 3/15/2032	240,000	214,829
5.15%, 2/15/2033 (a)	275,000	269,717
Trustees of Boston College 3.13%, 7/1/2052	220,000	148,850
Security Description	Principal Amount	Value
Trustees of Columbia University in the City of New York Series 2024, 4.36%, 10/1/2035	$200,000	$192,868
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	200,000	124,154
4.20%, 3/1/2052	150,000	124,149
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	450,000	282,240
UL Solutions, Inc. 6.50%, 10/20/2028	200,000	207,550
University of Miami Series 2022, 4.06%, 4/1/2052	200,000	157,396
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	200,000	149,106
Series 2015, 3.44%, 2/15/2045	200,000	153,794
University of Southern California:
2.81%, 10/1/2050	200,000	127,244
Series 2017, 3.84%, 10/1/2047	200,000	159,736
4.98%, 10/1/2053	200,000	184,664
5.25%, 10/1/2111	280,000	256,421
Verisk Analytics, Inc.:
3.63%, 5/15/2050	198,000	140,095
5.13%, 3/15/2036	300,000	293,124
5.25%, 3/15/2035	576,000	572,757
Washington University 4.35%, 4/15/2122 (a)	250,000	189,173
William Marsh Rice University 3.57%, 5/15/2045	200,000	157,104
		27,358,881
COMPUTERS — 0.3%
Amdocs Ltd. 2.54%, 6/15/2030	800,000	721,312
Apple, Inc.:
1.20%, 2/8/2028	974,000	928,748
1.40%, 8/5/2028	688,000	649,355
1.65%, 5/11/2030	571,000	516,441
1.65%, 2/8/2031	885,000	785,756
1.70%, 8/5/2031	322,000	282,568
2.20%, 9/11/2029	799,000	750,501
2.38%, 2/8/2041	244,000	172,649
2.40%, 8/20/2050 (a)	614,000	354,929
2.55%, 8/20/2060	559,000	300,088
2.65%, 5/11/2050	1,151,000	704,895
2.65%, 2/8/2051	1,212,000	736,266
2.70%, 8/5/2051 (a)	336,000	204,973
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2.80%, 2/8/2061	$235,000	$134,272
2.90%, 9/12/2027	358,000	352,966
2.95%, 9/11/2049	549,000	359,419
3.00%, 11/13/2027	723,000	712,625
3.35%, 8/8/2032	200,000	188,854
3.45%, 2/9/2045	880,000	668,650
3.75%, 9/12/2047	460,000	353,446
3.75%, 11/13/2047	422,000	325,535
3.85%, 5/4/2043	894,000	739,758
3.85%, 8/4/2046	597,000	472,490
3.95%, 8/8/2052	599,000	463,117
4.10%, 8/8/2062	395,000	301,602
4.25%, 2/9/2047	512,000	427,802
4.38%, 5/13/2045	722,000	625,801
4.45%, 5/6/2044	573,000	507,036
4.50%, 2/23/2036 (a)	752,000	743,668
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	315,000	318,386
5.30%, 10/1/2029	547,500	556,654
5.75%, 2/1/2033	710,000	737,889
8.10%, 7/15/2036	225,000	267,619
Fortinet, Inc. 2.20%, 3/15/2031	250,000	223,122
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	470,000	481,459
HP, Inc.:
2.65%, 6/17/2031	400,000	357,680
4.00%, 4/15/2029	200,000	196,092
4.20%, 4/15/2032 (a)	200,000	190,774
4.75%, 1/15/2028	427,000	428,055
5.50%, 1/15/2033 (a)	455,000	464,728
6.00%, 9/15/2041 (a)	516,000	519,070
International Business Machines Corp.:
1.95%, 5/15/2030	420,000	379,550
2.95%, 5/15/2050 (a)	200,000	123,922
3.43%, 2/9/2052 (a)	200,000	132,812
3.50%, 5/15/2029	1,083,000	1,052,514
4.00%, 6/20/2042	183,000	149,645
4.15%, 5/15/2039	580,000	505,058
4.25%, 5/15/2049	1,909,000	1,493,888
4.90%, 7/27/2052	551,000	467,540
5.60%, 11/30/2039	600,000	604,116
7.13%, 12/1/2096	200,000	226,700
Leidos, Inc.:
2.30%, 2/15/2031	200,000	177,740
4.38%, 5/15/2030	338,000	331,193
NetApp, Inc. 2.70%, 6/22/2030	527,000	485,441
		25,357,169
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC:
4.70%, 4/7/2028	260,000	260,361
4.95%, 4/7/2030	525,000	528,360
Security Description	Principal Amount	Value
5.40%, 4/7/2035 (a)	$450,000	$457,011
Carlisle Cos., Inc.:
2.20%, 3/1/2032	300,000	258,735
2.75%, 3/1/2030 (a)	286,000	266,990
3.75%, 12/1/2027	404,000	399,665
5.25%, 9/15/2035	158,000	157,526
5.55%, 9/15/2040	40,000	39,723
Carrier Global Corp.:
2.72%, 2/15/2030	975,000	911,664
3.38%, 4/5/2040	545,000	437,886
3.58%, 4/5/2050	774,000	564,029
6.20%, 3/15/2054	254,000	272,618
Cemex SAB de CV 5.75%, 6/5/2036	275,000	273,834
CRH America Finance, Inc.:
4.40%, 2/9/2031	714,000	703,104
5.00%, 2/9/2036	350,000	342,454
5.50%, 1/9/2035	500,000	508,335
5.60%, 2/9/2056	155,000	151,365
5.88%, 1/9/2055	210,000	211,795
CRH SMW Finance DAC 5.13%, 1/9/2030	445,000	450,834
Eagle Materials, Inc.:
2.50%, 7/1/2031	130,000	116,202
5.00%, 3/15/2036	300,000	289,854
Fortune Brands Innovations, Inc. 5.88%, 6/1/2033	352,000	366,348
Johnson Controls International PLC:
4.50%, 2/15/2047	200,000	171,462
6.00%, 1/15/2036	200,000	213,444
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	393,000	393,130
5.50%, 4/19/2029	350,000	358,071
Lennox International, Inc. 5.50%, 9/15/2028	301,000	306,159
Martin Marietta Materials, Inc.:
2.50%, 3/15/2030	267,000	246,761
3.20%, 7/15/2051	295,000	194,656
4.25%, 12/15/2047	250,000	203,005
5.15%, 12/1/2034	355,000	355,117
5.50%, 12/1/2054	330,000	315,916
Masco Corp.:
1.50%, 2/15/2028	303,000	288,341
2.00%, 10/1/2030	200,000	178,068
4.50%, 5/15/2047	200,000	167,206
Mohawk Industries, Inc. 3.63%, 5/15/2030	220,000	210,857
Owens Corning:
3.95%, 8/15/2029	200,000	195,776
4.30%, 7/15/2047	200,000	162,330
5.70%, 6/15/2034 (a)	290,000	299,613
5.95%, 6/15/2054 (a)	200,000	203,202
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.00%, 12/1/2036	$240,000	$269,887
Trane Technologies Financing Ltd.:
4.65%, 11/1/2044	210,000	187,595
5.10%, 6/13/2034	250,000	252,530
Trane Technologies Holdco, Inc.:
3.75%, 8/21/2028	200,000	197,488
4.30%, 2/21/2048	590,000	491,376
5.75%, 6/15/2043	220,000	226,464
Vulcan Materials Co.:
3.50%, 6/1/2030	303,000	289,947
4.70%, 3/1/2048	400,000	349,944
4.95%, 12/1/2029	220,000	221,815
		14,918,853
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	753,075
5.05%, 3/22/2028	400,000	403,920
5.10%, 3/22/2043	199,000	189,643
Unilever Capital Corp.:
4.88%, 9/8/2028	575,000	581,273
5.00%, 12/8/2033	200,000	203,242
		2,131,153
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	400,000	405,436
6.25%, 6/15/2033	140,000	144,665
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	117,750
4.20%, 5/15/2047	200,000	166,134
4.45%, 9/15/2034	250,000	242,645
4.60%, 6/15/2045	296,000	264,301
		1,340,931
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Aercap Funding DAC 4.88%, 7/7/2031 (d)	500,000	498,025
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	1,445,000	1,391,578
3.30%, 1/30/2032	1,219,000	1,115,812
3.40%, 10/29/2033	722,000	642,414
3.65%, 7/21/2027	402,000	398,884
3.85%, 10/29/2041	588,000	474,569
3.88%, 1/23/2028	292,000	288,572
4.38%, 11/15/2030	175,000	171,547
4.63%, 9/10/2029	295,000	293,847
4.75%, 1/15/2033	155,000	151,506
4.88%, 4/1/2028	495,000	497,138
4.95%, 9/10/2034	500,000	487,630
5.00%, 11/15/2035	450,000	437,823
5.10%, 1/19/2029	439,000	443,048
6.15%, 9/30/2030	566,000	591,628
Security Description	Principal Amount	Value
Affiliated Managers Group, Inc.:
5.50%, 8/20/2034	$200,000	$200,466
5.50%, 2/15/2036	315,000	311,686
Ally Financial, Inc.:
2.20%, 11/2/2028	481,000	454,175
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	160,000	160,814
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	300,000	297,606
SOFR + 1.96%, 5.74%, 5/15/2029 (a) (c)	125,000	126,699
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	423,000	438,630
7.10%, 11/15/2027	361,000	371,798
8.00%, 11/1/2031	613,000	681,483
American Express Co.:
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	555,000	550,377
4.05%, 5/3/2029	310,000	307,179
4.05%, 12/3/2042	323,000	273,029
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	584,000	580,987
SOFR + 0.81%, 4.44%, 5/3/2030 (c)	615,000	611,255
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	265,000	261,184
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	950,000	921,224
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	825,000	824,744
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	635,000	631,196
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	524,000	529,345
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	400,000	402,348
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	480,000	481,008
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	440,000	445,438
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	406,000	411,331
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	450,000	454,788
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	125,000	127,529
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	671,000	685,876
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	219,000	224,081
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	135,000	139,869
5.85%, 11/5/2027	428,000	436,145
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	364,000	388,315
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	$200,000	$196,994
4.80%, 6/15/2031	65,000	64,986
5.15%, 5/15/2033	311,000	314,688
5.20%, 4/15/2035	325,000	323,784
5.35%, 6/15/2036	125,000	124,494
Apollo Global Management, Inc.:
4.60%, 1/15/2031	100,000	98,827
5.15%, 8/12/2035 (a)	590,000	573,545
5.70%, 3/30/2036	250,000	250,960
5.80%, 5/21/2054 (a)	300,000	284,178
6.38%, 11/15/2033	318,000	338,168
BGC Group, Inc. 6.15%, 4/2/2030	200,000	204,130
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	215,000	215,851
5.00%, 3/14/2034	428,000	431,912
5.25%, 3/14/2054	454,000	427,900
5.35%, 1/8/2055	275,000	262,738
Blackrock, Inc.:
1.90%, 1/28/2031 (a)	400,000	356,864
2.40%, 4/30/2030	323,000	299,111
3.25%, 4/30/2029	339,000	329,227
4.75%, 5/25/2033	1,245,000	1,247,876
Blackstone Reg Finance Co. LLC:
4.30%, 11/3/2030 (a)	215,000	211,203
4.95%, 2/15/2036 (a)	310,000	300,734
5.00%, 12/6/2034 (a)	353,000	347,585
Blue Owl Finance LLC 6.25%, 4/18/2034 (a)	300,000	293,595
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	500,000	493,450
4.83%, 4/15/2031	500,000	495,390
5.30%, 1/15/2036	1,000,000	975,230
Brookfield Capital Finance LLC 6.09%, 6/14/2033	196,000	205,239
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	100,000	90,897
3.90%, 1/25/2028	485,000	479,500
4.35%, 4/15/2030	279,000	274,017
4.85%, 3/29/2029	695,000	696,223
5.33%, 1/15/2036	200,000	196,776
5.68%, 1/15/2035	250,000	253,838
5.97%, 3/4/2054	200,000	197,698
6.35%, 1/5/2034	227,000	240,484
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	500,000	434,035
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	282,000	271,448
3.80%, 1/31/2028	596,300	589,067
SOFR + 1.15%, 4.72%, 1/30/2032 (c)	205,000	202,136
Security Description	Principal Amount	Value
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	$480,000	$468,067
SOFR + 2.60%, 5.25%, 7/26/2030 (a) (c)	400,000	404,240
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	200,000	200,432
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	605,000	598,151
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	224,000	227,703
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	705,000	714,045
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	200,000	205,472
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	189,000	194,317
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	300,000	311,652
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	800,000	819,928
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	645,000	663,479
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	560,000	592,530
6.70%, 11/29/2032	200,000	217,278
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	200,000	219,370
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	329,000	378,380
Carlyle Group, Inc. 5.05%, 9/19/2035 (a)	415,000	397,155
Cboe Global Markets, Inc. 1.63%, 12/15/2030	401,000	350,273
Charles Schwab Corp.:
1.95%, 12/1/2031	254,000	221,010
2.00%, 3/20/2028	339,000	325,311
2.30%, 5/13/2031 (a)	366,000	328,218
2.75%, 10/1/2029	579,000	547,363
2.90%, 3/3/2032	334,000	302,718
3.25%, 5/22/2029	229,000	221,729
4.00%, 2/1/2029	311,000	308,039
SOFR + 0.94%, 4.34%, 11/14/2031 (c)	500,000	491,800
SOFR + 0.62%, 4.60%, 7/27/2029 (c)	500,000	499,445
4.63%, 3/22/2030 (a)	428,000	430,380
SOFR + 0.78%, 4.74%, 5/21/2030 (c)	140,000	140,312
SOFR + 1.28%, 5.49%, 5/21/2037 (c)	145,000	146,979
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	544,000	568,306
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	1,100,000	1,168,893
CI Financial Corp. 3.20%, 12/17/2030	359,000	324,518
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CME Group, Inc.:
2.65%, 3/15/2032	$453,000	$409,104
3.75%, 6/15/2028	275,000	272,189
4.40%, 3/15/2030	242,000	240,967
Enact Holdings, Inc. 6.25%, 5/28/2029	470,000	483,935
Franklin Resources, Inc. 1.60%, 10/30/2030	482,000	424,382
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	659,000	555,708
2.10%, 6/15/2030	441,000	400,287
3.00%, 9/15/2060	532,000	311,805
3.10%, 9/15/2027	400,000	394,180
3.75%, 9/21/2028	362,000	355,672
3.95%, 12/1/2028	495,000	488,248
4.00%, 9/15/2027	723,000	719,479
4.20%, 3/15/2031	250,000	244,993
4.35%, 6/15/2029	400,000	396,992
4.60%, 3/15/2033 (a)	175,000	172,015
4.95%, 6/15/2052 (a)	574,000	518,695
5.20%, 6/15/2062	327,000	296,769
5.25%, 6/15/2031	225,000	230,054
Invesco Finance PLC 5.38%, 11/30/2043	200,000	192,146
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	365,000	317,930
2.75%, 10/15/2032	200,000	170,918
4.15%, 1/23/2030	300,000	289,917
5.13%, 4/28/2031	240,000	237,031
5.50%, 2/15/2036	675,000	651,314
5.88%, 7/21/2028	339,000	345,604
6.20%, 4/14/2034	375,000	383,812
6.25%, 1/15/2036	200,000	204,104
KKR & Co., Inc. 5.10%, 8/7/2035 (a)	350,000	338,667
Lazard Group LLC:
4.50%, 9/19/2028	281,000	278,923
5.63%, 8/1/2035	200,000	200,854
Legg Mason, Inc. 5.63%, 1/15/2044	426,000	418,323
LPL Holdings, Inc.:
4.90%, 4/3/2028	115,000	115,097
5.20%, 3/15/2030	200,000	201,120
5.65%, 3/15/2035	200,000	198,816
6.00%, 5/20/2034	458,000	468,415
6.75%, 11/17/2028	223,000	231,835
Marex Group PLC 5.68%, 4/21/2031	70,000	70,008
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	162,634
2.00%, 11/18/2031 (a)	275,000	242,894
2.95%, 3/15/2051	225,000	145,987
3.35%, 3/26/2030	669,000	643,431
3.50%, 2/26/2028	213,000	210,529
3.65%, 6/1/2049	151,000	112,649
Security Description	Principal Amount	Value
4.10%, 1/15/2028	$510,000	$508,536
4.33%, 6/8/2028	315,000	314,846
4.35%, 1/15/2032	200,000	197,104
4.43%, 6/8/2029	300,000	299,559
4.55%, 3/15/2028	230,000	230,736
4.55%, 1/15/2035 (a)	340,000	331,333
4.60%, 6/8/2031	500,000	499,110
4.88%, 3/9/2028	591,000	595,551
4.88%, 5/9/2034	173,000	173,424
5.00%, 6/8/2036	500,000	498,230
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	200,000	175,538
5.55%, 2/15/2034	414,000	425,352
5.95%, 8/15/2053	230,000	232,569
Nomura Holdings, Inc.:
2.17%, 7/14/2028	444,000	421,978
2.61%, 7/14/2031	230,000	205,369
2.68%, 7/16/2030	426,000	390,510
3.00%, 1/22/2032 (a)	200,000	180,090
3.10%, 1/16/2030	393,000	369,475
4.90%, 7/1/2030	100,000	99,727
5.00%, 6/29/2029	400,000	400,948
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	1,000,000	975,970
5.17%, 7/14/2031 (a)	235,000	235,623
5.49%, 6/29/2035	265,000	269,044
5.55%, 7/14/2036 (a)	400,000	401,020
6.07%, 7/12/2028	570,000	584,524
ORIX Corp.:
4.45%, 9/9/2030	484,000	476,580
5.40%, 2/25/2035	425,000	429,751
Radian Group, Inc. 6.20%, 5/15/2029 (a)	220,000	227,106
Raymond James Financial, Inc.:
3.75%, 4/1/2051	250,000	181,160
4.65%, 4/1/2030	190,000	189,956
4.90%, 9/11/2035	275,000	268,100
4.95%, 7/15/2046	490,000	437,379
5.65%, 9/11/2055 (a)	80,000	77,590
Stifel Financial Corp. 4.00%, 5/15/2030	339,000	327,481
Sumisho Air Lease Corp.:
Series MTN, 2.88%, 1/15/2032 (a)	242,000	216,147
Series MTN, 3.00%, 2/1/2030	237,000	221,711
3.13%, 12/1/2030	217,000	200,899
4.40%, 3/24/2028 (b)	205,000	203,858
4.50%, 3/24/2029 (b)	205,000	203,264
4.63%, 10/1/2028 (a)	625,000	622,625
4.85%, 3/24/2031 (b)	300,000	296,808
Series MTN, 5.20%, 7/15/2031	250,000	251,105
5.30%, 2/1/2028	358,000	361,007
5.50%, 3/24/2036 (b)	200,000	199,206
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.85%, 12/15/2027	$290,000	$294,530
Synchrony Financial:
2.88%, 10/28/2031	200,000	176,362
3.95%, 12/1/2027	626,250	619,944
SOFR + 1.53%, 4.95%, 2/25/2032 (c)	384,000	374,147
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	241,000	241,031
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	300,000	299,952
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	270,000	275,071
TPG Operating Group II LP:
4.88%, 5/15/2031	100,000	98,521
5.38%, 1/15/2036	100,000	97,291
5.88%, 3/5/2034	200,000	202,742
UBS Americas, Inc. 7.13%, 7/15/2032	452,000	502,977
Visa, Inc.:
0.75%, 8/15/2027	250,000	240,670
2.05%, 4/15/2030	501,000	460,644
2.70%, 4/15/2040	340,000	257,734
3.65%, 9/15/2047 (a)	300,000	230,814
3.80%, 2/12/2029	426,000	420,718
4.10%, 2/12/2031 (a)	250,000	247,095
4.15%, 12/14/2035 (a)	570,000	543,928
4.30%, 12/14/2045	1,189,000	1,019,805
4.40%, 2/12/2033	350,000	344,655
4.70%, 2/12/2036	250,000	246,788
Voya Financial, Inc.:
5.05%, 3/2/2036	500,000	485,920
5.70%, 7/15/2043	365,000	361,175
Western Union Co.:
2.75%, 3/15/2031 (a)	200,000	180,320
4.75%, 6/15/2029	586,000	581,054
6.20%, 11/17/2036 (a)	101,000	104,291
		84,261,407
ELECTRIC — 2.3%
AEP Texas, Inc.:
3.45%, 5/15/2051	313,000	210,934
Series H, 3.45%, 1/15/2050	228,000	155,941
3.80%, 10/1/2047	250,000	186,065
4.70%, 5/15/2032	254,000	250,731
Series Q, 5.20%, 4/15/2036	290,000	285,699
5.25%, 5/15/2052	211,000	191,046
5.45%, 5/15/2029	140,000	142,733
5.70%, 5/15/2034	75,000	77,404
5.85%, 10/15/2055	395,000	387,475
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	172,000	104,832
Series M, 3.65%, 4/1/2050	465,000	342,826
3.80%, 6/15/2049	304,000	227,857
4.00%, 12/1/2046	477,000	383,041
Series O, 4.50%, 6/15/2052	150,000	124,949
5.25%, 6/1/2036	335,000	336,240
Security Description	Principal Amount	Value
5.38%, 6/15/2035	$155,000	$157,303
AES Corp.:
2.45%, 1/15/2031	398,000	355,808
5.20%, 7/15/2029	50,000	50,297
5.45%, 6/1/2028	200,000	202,186
5.75%, 7/15/2033 (a)	35,000	35,209
5.80%, 3/15/2032	200,000	202,670
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	200,000	175,774
3.00%, 3/15/2052	299,000	190,191
3.13%, 7/15/2051	236,000	155,432
3.45%, 10/1/2049	677,000	480,318
Series B, 3.70%, 12/1/2047	342,000	256,822
3.75%, 9/1/2027	307,000	305,204
3.75%, 3/1/2045	351,000	273,036
4.30%, 1/2/2046	687,000	573,006
Series C, 4.30%, 3/15/2031	180,000	176,967
5.10%, 4/2/2035	200,000	201,166
6.00%, 3/1/2039	210,000	222,365
Alliant Energy Corp. 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	200,000	197,734
Ameren Corp.:
1.75%, 3/15/2028	318,000	303,130
3.50%, 1/15/2031	313,000	296,611
5.00%, 5/15/2036	475,000	463,647
5.38%, 3/15/2035	500,000	505,600
Ameren Illinois Co.:
1.55%, 11/15/2030 (a)	200,000	175,904
5.55%, 7/1/2054	275,000	267,091
5.63%, 3/1/2055	385,000	378,062
5.90%, 12/1/2052	386,000	394,554
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	353,800
3.20%, 11/13/2027	212,000	208,298
Series J, 4.30%, 12/1/2028	347,000	344,800
5.20%, 1/15/2029	614,000	623,247
5.75%, 11/1/2027	413,000	419,348
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	200,000	198,818
5.95%, 11/1/2032	296,000	311,812
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	225,000	223,661
Appalachian Power Co. Series BB, 4.50%, 8/1/2032	575,000	563,299
Arizona Public Service Co.:
3.35%, 5/15/2050	200,000	135,420
3.50%, 12/1/2049	155,000	108,418
4.20%, 8/15/2048	315,000	250,113
4.25%, 3/1/2049	295,000	233,212
5.10%, 3/15/2036	145,000	142,637
5.70%, 8/15/2034	420,000	433,411
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.90%, 8/15/2055	$240,000	$240,667
6.35%, 12/15/2032	300,000	319,824
Atlantic City Electric Co.:
2.30%, 3/15/2031 (a)	297,000	266,471
4.00%, 10/15/2028	142,000	140,611
Avangrid, Inc. 3.80%, 6/1/2029	219,000	213,242
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	97,765
3.75%, 8/15/2047	490,000	368,387
5.15%, 6/1/2033	250,000	252,190
5.30%, 6/1/2034	550,000	556,347
5.40%, 6/1/2053	349,000	330,273
5.45%, 6/1/2035	325,000	330,558
5.65%, 6/1/2054	215,000	211,089
6.05%, 6/1/2056	320,000	330,080
Basin Electric Power Cooperative 5.85%, 10/15/2055	250,000	243,745
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	387,000	236,910
3.25%, 4/15/2028	523,000	511,980
3.70%, 7/15/2030	697,000	673,142
3.80%, 7/15/2048	624,000	470,365
4.25%, 10/15/2050	515,000	410,759
4.45%, 1/15/2049	200,000	164,416
4.60%, 5/1/2053	245,000	203,899
Black Hills Corp.:
3.88%, 10/15/2049	400,000	294,604
4.35%, 5/1/2033	226,000	215,274
4.55%, 1/31/2031	175,000	172,233
6.00%, 1/15/2035	100,000	103,836
6.15%, 5/15/2034	250,000	262,105
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	204,575
Series AD, 2.90%, 7/1/2050	535,000	343,957
Series AF, 3.35%, 4/1/2051	145,000	100,108
3.95%, 3/1/2048	200,000	157,626
Series AI, 4.45%, 10/1/2032	270,000	264,176
Series AR, 4.85%, 4/1/2036	320,000	312,995
4.95%, 4/1/2033	277,000	277,540
Series AQ, 4.95%, 8/15/2035	290,000	286,465
5.05%, 3/1/2035	250,000	249,555
5.15%, 3/1/2034	284,000	286,672
5.30%, 4/1/2053	250,000	236,955
CenterPoint Energy, Inc. 2.95%, 3/1/2030	188,000	176,673
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	296,000	252,346
CMS Energy Corp. 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	200,000	204,286
Security Description	Principal Amount	Value
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	$215,000	$131,146
Series 130, 3.13%, 3/15/2051	400,000	262,572
Series 127, 3.20%, 11/15/2049	200,000	134,948
3.65%, 6/15/2046	497,000	374,539
Series 133, 3.85%, 3/15/2052	361,000	267,598
4.55%, 6/1/2031	235,000	233,508
4.90%, 2/1/2033 (a)	250,000	251,890
5.30%, 2/1/2053	251,000	234,037
5.65%, 6/1/2054	200,000	197,108
5.85%, 6/1/2056	250,000	252,033
Series 103, 5.90%, 3/15/2036	409,000	432,583
5.95%, 6/1/2055	295,000	300,310
Connecticut Light & Power Co.:
4.00%, 4/1/2048 (a)	308,000	244,583
4.95%, 1/15/2030	500,000	505,775
5.25%, 1/15/2053	417,000	390,737
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	263,000	173,028
Series 20A, 3.35%, 4/1/2030	286,000	273,101
3.60%, 6/15/2061	215,000	145,497
3.70%, 11/15/2059	250,000	173,225
Series 2017, 3.88%, 6/15/2047	200,000	153,628
3.95%, 3/1/2043	505,000	409,075
Series 20B, 3.95%, 4/1/2050	775,000	602,438
Series D, 4.00%, 12/1/2028	180,000	178,106
Series A, 4.13%, 5/15/2049	200,000	157,804
Series C, 4.30%, 12/1/2056	300,000	235,713
4.45%, 3/15/2044	284,000	244,814
4.50%, 12/1/2045	322,000	275,030
4.50%, 5/15/2058	329,000	265,398
4.63%, 12/1/2054	263,000	219,839
Series E, 4.65%, 12/1/2048	263,000	224,016
5.13%, 3/15/2035	200,000	200,370
5.15%, 6/15/2036	500,000	498,445
5.50%, 3/15/2034	201,000	207,979
5.50%, 3/15/2055	100,000	95,273
Series 09-C, 5.50%, 12/1/2039	172,000	172,504
5.75%, 11/15/2055	191,000	188,548
Series 06-A, 5.85%, 3/15/2036	206,000	215,752
5.88%, 6/15/2056	250,000	251,345
6.15%, 11/15/2052	350,000	364,742
Series 06-B, 6.20%, 6/15/2036	160,000	171,926
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2007-A, 6.30%, 8/15/2037	$241,000	$259,097
Series 08-B, 6.75%, 4/1/2038	251,000	282,076
Constellation Energy Generation LLC:
3.90%, 1/8/2028	438,000	434,255
4.40%, 1/15/2031	355,000	348,905
4.55%, 6/1/2029	300,000	298,896
4.80%, 1/15/2032	350,000	347,179
5.30%, 6/1/2036	290,000	288,446
5.60%, 3/1/2028 (a)	150,000	152,334
5.60%, 6/15/2042	200,000	197,022
5.75%, 3/15/2054 (a)	280,000	275,831
5.88%, 1/15/2066	340,000	331,684
6.13%, 1/15/2034	200,000	212,402
6.25%, 10/1/2039	465,000	490,603
6.50%, 10/1/2053	647,000	694,535
Consumers Energy Co.:
3.10%, 8/15/2050	664,000	444,734
3.25%, 8/15/2046	200,000	142,378
3.50%, 8/1/2051	260,000	186,347
4.05%, 5/15/2048 (a)	270,000	215,636
4.50%, 1/15/2031	500,000	496,360
4.60%, 5/30/2029	280,000	281,033
4.63%, 5/15/2033	457,000	450,241
4.65%, 3/1/2028 (a)	216,000	217,177
4.70%, 1/15/2030	315,000	315,828
5.05%, 5/15/2035	250,000	250,313
5.13%, 5/1/2036	250,000	249,780
Cumberland Combined Cycle Generation LLC 5.82%, 5/15/2056	470,000	480,866
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	200,000	177,444
Series 2025, 5.30%, 1/15/2035	215,000	217,838
6.05%, 1/15/2038	170,000	180,540
6.25%, 10/15/2053	247,000	264,090
6.63%, 2/1/2032	103,000	112,259
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	254,000	192,921
Series C, 3.38%, 4/1/2030	383,000	365,688
Series A, 4.35%, 8/15/2032	250,000	241,813
4.60%, 5/15/2028	513,000	513,226
Series C, 4.90%, 8/1/2041	205,000	188,782
5.00%, 6/15/2030	417,000	421,366
Series F, 5.25%, 8/1/2033 (a)	199,000	200,745
5.35%, 6/15/2036	160,000	160,197
5.38%, 11/15/2032 (a)	393,000	401,336
5.45%, 3/15/2035 (a)	500,000	507,555
Series B, 5.95%, 6/15/2035	472,000	495,798
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	235,000	235,785
Security Description	Principal Amount	Value
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	$200,000	$206,638
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	400,000	423,668
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	376,000	361,046
2.25%, 3/1/2030	200,000	184,514
2.95%, 3/1/2050	113,000	73,700
Series A, 3.00%, 3/1/2032	390,000	358,036
3.70%, 3/15/2045	200,000	155,382
3.75%, 8/15/2047	235,000	180,015
3.95%, 3/1/2049	363,000	282,501
Series A, 4.05%, 5/15/2048	576,000	458,772
Series A, 4.85%, 3/1/2036	145,000	141,693
5.20%, 3/1/2034	200,000	203,394
5.25%, 5/15/2035	340,000	343,954
5.40%, 4/1/2053	299,000	286,469
Series B, 5.55%, 3/1/2056 (a)	125,000	121,985
5.85%, 5/15/2055	410,000	415,145
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2038	170,000	183,088
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	200,000	193,068
4.88%, 6/1/2028 (a)	440,000	441,976
5.05%, 10/1/2035 (a)	500,000	490,880
5.10%, 3/1/2029	555,000	561,266
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	272,652
2.45%, 2/1/2030	174,000	161,724
2.85%, 3/15/2032	169,000	153,160
3.20%, 8/15/2049	295,000	199,479
3.45%, 4/15/2051	300,000	210,939
3.55%, 3/15/2052	200,000	141,892
3.70%, 12/1/2047	200,000	150,260
3.75%, 6/1/2045	361,000	280,028
4.00%, 9/30/2042	266,000	220,195
4.25%, 12/15/2041	244,000	211,192
4.65%, 6/15/2031	180,000	179,851
4.85%, 3/15/2030	125,000	126,111
4.95%, 1/15/2033	810,000	815,832
5.15%, 6/15/2036	235,000	235,188
5.25%, 3/15/2035	354,000	358,478
5.30%, 2/15/2040	425,000	421,111
5.40%, 1/15/2054	580,000	552,937
5.75%, 6/15/2056	335,000	334,591
6.00%, 1/15/2038	199,000	210,725
6.05%, 4/15/2038	200,000	212,758
Duke Energy Carolinas Nc Storm Funding II LLC:
Series A-1, 4.23%, 7/1/2037	100,000	97,921
Series A-2, 5.07%, 1/1/2048	200,000	193,702
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Duke Energy Carolinas SC Storm Funding LLC Series A-1, 4.90%, 3/1/2046	$400,000	$391,948
Duke Energy Corp.:
2.45%, 6/1/2030	736,000	676,693
2.55%, 6/15/2031	332,000	299,394
3.15%, 8/15/2027	200,000	197,146
3.30%, 6/15/2041	404,000	307,779
3.50%, 6/15/2051	678,000	462,118
3.95%, 8/15/2047	200,000	152,538
4.30%, 3/15/2028	451,000	449,458
4.50%, 8/15/2032 (a)	649,000	636,422
4.80%, 12/15/2045	300,000	262,230
4.85%, 1/5/2029	353,000	355,072
4.95%, 9/15/2035	335,000	327,717
5.00%, 8/15/2052	360,000	313,189
5.45%, 6/15/2034	195,000	199,023
5.70%, 9/15/2055	320,000	307,318
5.80%, 6/15/2054	125,000	121,769
6.10%, 9/15/2053	307,000	312,155
Duke Energy Florida LLC:
1.75%, 6/15/2030	241,500	216,454
2.40%, 12/15/2031	206,000	183,274
2.50%, 12/1/2029	200,000	187,094
3.80%, 7/15/2028	221,000	218,171
3.85%, 11/15/2042	285,000	231,782
4.20%, 12/1/2030	250,000	245,478
4.85%, 12/1/2035	210,000	205,483
5.88%, 11/15/2033	207,000	218,242
5.95%, 11/15/2052	212,000	216,967
6.20%, 11/15/2053	200,000	211,000
Duke Energy Florida Project Finance LLC:
Series 2026, 2.54%, 9/1/2031	245,965	236,947
Series A, 2.86%, 3/1/2035	150,000	137,610
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	193,577
Series YYY, 3.25%, 10/1/2049	333,000	226,666
Series DDDD, 4.95%, 3/15/2036	25,000	24,573
5.40%, 4/1/2053	828,000	778,270
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	200,000	182,134
3.65%, 2/1/2029	365,000	357,674
5.25%, 4/1/2033	175,000	178,197
Duke Energy Progress LLC:
2.50%, 8/15/2050	839,000	487,962
2.90%, 8/15/2051	350,000	218,953
3.60%, 9/15/2047	319,000	235,837
3.70%, 9/1/2028	201,000	197,893
4.00%, 4/1/2052	200,000	152,872
4.10%, 5/15/2042	200,000	168,536
4.15%, 12/1/2044	200,000	164,800
4.20%, 8/15/2045	401,000	330,316
Security Description	Principal Amount	Value
4.38%, 3/30/2044	$150,000	$127,635
5.05%, 3/15/2035	325,000	325,098
5.10%, 3/15/2034	168,000	170,364
5.25%, 3/15/2033	200,000	204,014
5.35%, 3/15/2053	395,000	372,287
5.55%, 3/15/2055	230,000	223,162
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	128,403
Edison International:
4.13%, 3/15/2028	200,000	197,142
4.80%, 3/15/2031	500,000	486,320
5.00%, 5/5/2028	115,000	115,140
5.25%, 11/15/2028	300,000	300,531
5.25%, 3/15/2032	180,000	177,520
6.25%, 3/15/2030	250,000	256,688
6.95%, 11/15/2029	300,000	313,473
Emera U.S. Finance LLC:
4.50%, 4/1/2029	300,000	297,969
5.20%, 4/1/2033	150,000	149,387
Emera U.S. Finance LP 4.75%, 6/15/2046	538,000	458,317
Enel Chile SA 4.88%, 6/12/2028	380,000	381,478
Entergy Arkansas LLC:
2.65%, 6/15/2051	245,000	144,660
3.35%, 6/15/2052	200,000	135,078
4.00%, 6/1/2028	200,000	198,348
4.20%, 4/1/2049	250,000	199,500
4.95%, 1/15/2036	225,000	220,599
5.15%, 1/15/2033	178,000	180,020
5.45%, 6/1/2034	180,000	185,171
5.75%, 1/15/2056	210,000	208,364
Entergy Corp.:
1.90%, 6/15/2028	300,000	284,826
2.40%, 6/15/2031	429,000	382,080
Entergy Louisiana LLC:
2.90%, 3/15/2051	250,000	156,983
3.05%, 6/1/2031	215,000	198,798
3.12%, 9/1/2027	265,700	262,102
4.00%, 3/15/2033	577,000	545,103
4.20%, 9/1/2048	681,000	547,190
4.20%, 4/1/2050	198,000	157,151
4.90%, 4/15/2036	180,000	175,428
4.95%, 1/15/2045	433,000	396,472
5.15%, 9/15/2034	155,000	156,389
5.35%, 3/15/2034	250,000	255,855
5.65%, 4/15/2056	335,000	328,092
5.70%, 3/15/2054	265,000	260,704
5.80%, 3/15/2055	355,000	354,915
Entergy Mississippi LLC:
3.50%, 6/1/2051	85,000	59,504
5.80%, 4/15/2055	250,000	248,603
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	89,186
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.20%, 6/15/2036	$750,000	$744,757
5.25%, 4/15/2035	290,000	290,812
5.55%, 9/15/2054	252,000	241,728
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	347,000	237,414
3.45%, 4/15/2050	200,000	141,066
4.13%, 3/1/2042	200,000	168,876
4.70%, 3/13/2028	165,000	165,259
5.25%, 3/15/2035	300,000	301,059
5.30%, 7/1/2036 (d)	100,000	100,130
5.70%, 3/15/2053	148,000	147,257
Evergy Metro, Inc.:
4.20%, 3/15/2048	200,000	161,342
5.13%, 8/15/2035	185,000	183,122
5.40%, 4/1/2034 (a)	200,000	204,834
Evergy, Inc.:
2.90%, 9/15/2029	398,000	376,834
4.25%, 3/15/2029	205,000	202,624
Eversource Energy:
Series R, 1.65%, 8/15/2030	366,000	322,893
Series M, 3.30%, 1/15/2028	180,000	176,245
3.38%, 3/1/2032	465,000	427,158
3.45%, 1/15/2050	200,000	138,710
4.45%, 12/15/2030	125,000	122,841
4.60%, 7/1/2027	195,000	195,115
5.13%, 5/15/2033	401,000	400,844
5.45%, 3/1/2028	665,000	672,913
5.85%, 4/15/2031	254,000	263,423
5.95%, 7/15/2034	200,000	208,892
Exelon Corp.:
4.05%, 4/15/2030	591,000	576,922
4.45%, 4/15/2046	450,000	374,085
4.70%, 4/15/2050	339,000	285,099
4.95%, 3/15/2036	145,000	140,839
4.95%, 6/15/2035	558,000	542,058
5.10%, 6/15/2045	346,000	316,054
5.15%, 3/15/2029	309,000	313,070
5.45%, 3/15/2034	277,000	282,507
5.60%, 3/15/2053	434,000	415,303
5.63%, 6/15/2035	194,000	198,613
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	740,000	503,585
Series B, 3.90%, 7/15/2027	450,000	447,318
FirstEnergy Pennsylvania Electric Co.:
4.15%, 3/15/2028 (b)	140,000	139,194
4.55%, 3/15/2031 (a) (b)	225,000	223,450
FirstEnergy Transmission LLC 4.75%, 1/15/2033	300,000	293,991
Florida Power & Light Co.:
2.45%, 2/3/2032	512,000	456,612
2.88%, 12/4/2051 (a)	520,000	325,686
3.15%, 10/1/2049	314,000	211,112
3.70%, 12/1/2047	584,000	441,346
4.05%, 6/1/2042	200,000	168,350
Security Description	Principal Amount	Value
4.40%, 5/15/2028	$783,000	$783,384
4.63%, 5/15/2030	200,000	200,452
4.70%, 2/15/2036	325,000	314,980
4.80%, 5/15/2033	520,000	517,847
4.95%, 6/1/2035	205,000	203,766
5.05%, 4/1/2028	349,000	353,014
5.13%, 6/1/2036	135,000	135,115
5.15%, 6/15/2029	250,000	254,510
5.30%, 6/15/2034	559,000	570,208
5.60%, 6/15/2054	391,000	383,856
5.60%, 2/15/2066	625,000	602,294
5.65%, 2/1/2037	382,000	399,362
5.70%, 3/15/2055	255,000	254,232
5.75%, 6/1/2056	125,000	125,559
5.90%, 6/1/2066	165,000	166,610
5.95%, 2/1/2038	197,000	208,509
Georgia Power Co.:
4.00%, 10/1/2028	340,000	336,529
4.30%, 3/15/2042	445,600	387,191
4.30%, 3/15/2043	210,000	179,823
4.55%, 3/15/2030	300,000	299,346
4.60%, 6/15/2029	315,000	315,611
4.65%, 5/16/2028	643,000	644,961
4.85%, 3/15/2031	920,000	926,100
4.95%, 5/17/2033	431,000	433,599
5.13%, 5/15/2052 (a)	342,000	316,907
5.20%, 3/15/2035	500,000	505,365
5.25%, 3/15/2034	502,000	509,957
5.50%, 10/1/2055 (a)	250,000	241,248
Hydro One, Inc. 4.75%, 5/30/2031	250,000	250,500
Idaho Power Co.:
4.85%, 3/1/2036	340,000	330,993
Series MTN, 5.50%, 3/15/2053	200,000	193,818
Series MTN, 5.70%, 3/15/2055	500,000	500,010
Indiana Michigan Power Co.:
Series K, 4.55%, 3/15/2046	196,000	167,890
5.60%, 3/15/2056	85,000	82,724
5.63%, 4/1/2053	118,000	115,877
Series H, 6.05%, 3/15/2037	200,000	211,236
Interstate Power & Light Co.:
2.30%, 6/1/2030	133,000	121,827
3.50%, 9/30/2049	168,000	118,222
3.70%, 9/15/2046	210,000	158,897
4.95%, 9/30/2034	85,000	83,402
5.45%, 9/30/2054	195,000	184,926
5.60%, 6/29/2035	250,000	256,473
5.60%, 10/1/2055	280,000	270,483
6.25%, 7/15/2039	135,000	143,455
Jersey Central Power & Light Co.:
4.15%, 1/15/2029	180,000	177,602
4.40%, 1/15/2031	250,000	245,760
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.10%, 1/15/2035	$415,000	$413,846
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	151,406	146,317
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	196,253	186,262
Kentucky Utilities Co.:
3.30%, 6/1/2050	277,000	188,983
4.38%, 10/1/2045	200,000	168,578
5.13%, 11/1/2040	502,000	484,204
5.85%, 8/15/2055	175,000	175,630
Louisville Gas & Electric Co.:
Series LOU, 5.45%, 4/15/2033	599,000	614,969
5.85%, 8/15/2055	105,000	105,638
MidAmerican Energy Co.:
3.15%, 4/15/2050	271,000	181,093
3.65%, 8/1/2048	638,000	472,024
3.95%, 8/1/2047	200,000	156,898
4.25%, 7/15/2049	200,000	161,942
4.40%, 10/15/2044	200,000	170,630
5.30%, 2/1/2055	245,000	229,139
5.35%, 1/15/2034	150,000	153,891
5.50%, 11/15/2056	500,000	481,740
Series MTN, 5.80%, 10/15/2036	342,000	359,900
5.85%, 9/15/2054	385,000	390,382
National Grid PLC:
5.41%, 6/9/2036	500,000	497,865
5.42%, 1/11/2034	555,000	562,642
5.81%, 6/12/2033	300,000	312,258
National Rural Utilities Cooperative Finance Corp.:
2.75%, 4/15/2032	586,000	524,241
3.70%, 3/15/2029	257,000	251,349
3.95%, 12/10/2027	180,000	178,882
Series D, 4.05%, 2/9/2029	300,000	296,058
4.12%, 9/16/2027	200,000	199,418
Series D, 4.15%, 8/25/2028	438,000	434,518
4.30%, 12/10/2030	125,000	123,253
4.30%, 3/15/2049 (a)	234,000	194,005
4.40%, 5/11/2029	225,000	223,945
4.75%, 2/7/2028	415,000	416,743
Series GMTN, 4.85%, 2/7/2029 (a)	520,000	523,089
4.95%, 2/7/2030	386,000	390,053
Series MTN, 5.05%, 9/15/2028	220,000	222,515
5.80%, 1/15/2033	141,000	148,142
Series MTN, 8.00%, 3/1/2032	200,000	230,690
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	100,000	65,801
Series GG, 5.90%, 5/1/2053	200,000	200,368
Security Description	Principal Amount	Value
Series N, 6.65%, 4/1/2036	$200,000	$219,598
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	629,000	573,824
2.44%, 1/15/2032	1,192,000	1,051,463
2.75%, 11/1/2029 (a)	495,000	467,884
4.40%, 3/1/2031	305,000	300,748
4.63%, 7/15/2027	310,000	310,505
4.69%, 9/1/2027	390,000	390,936
4.85%, 2/4/2028	290,000	291,624
5.00%, 7/15/2032	656,000	659,168
5.05%, 3/15/2030	1,300,000	1,316,640
5.05%, 2/28/2033	500,000	502,500
5.25%, 3/15/2034	250,000	253,118
5.25%, 2/28/2053	1,075,000	976,401
5.30%, 3/15/2032	500,000	508,980
5.45%, 3/15/2035	300,000	304,539
5.55%, 3/15/2054	281,000	266,526
5.85%, 3/1/2056	350,000	344,197
5.90%, 3/15/2055	500,000	494,365
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	200,000	203,682
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	623,000	647,677
Northern States Power Co.:
2.25%, 4/1/2031 (a)	187,000	168,257
2.90%, 3/1/2050 (a)	459,500	302,663
3.20%, 4/1/2052	195,000	133,314
3.40%, 8/15/2042	350,000	271,047
4.50%, 6/1/2052	360,000	303,077
4.85%, 5/15/2036	125,000	122,673
5.05%, 5/15/2035	250,000	250,655
5.10%, 5/15/2053 (a)	405,000	369,133
5.40%, 3/15/2054	295,000	282,725
5.55%, 5/15/2056	250,000	243,653
5.65%, 6/15/2054	200,000	197,122
5.65%, 5/15/2055	207,000	204,164
NSTAR Electric Co.:
3.10%, 6/1/2051	150,000	98,955
3.95%, 4/1/2030	250,000	243,963
4.40%, 3/1/2044	140,000	120,387
4.55%, 6/1/2052	192,000	161,875
4.65%, 5/15/2031	415,000	414,261
4.85%, 3/1/2030	350,000	352,293
4.95%, 9/15/2052	250,000	223,728
5.20%, 3/1/2035	455,000	458,344
5.20%, 5/15/2036	180,000	180,684
5.50%, 3/15/2040	155,000	154,272
NYSEG Storm Funding LLC Series A-2, 4.87%, 5/1/2032	200,000	200,116
Oglethorpe Power Corp.:
4.50%, 4/1/2047	250,000	206,355
5.38%, 11/1/2040	232,000	226,237
5.90%, 2/1/2055	140,000	138,146
6.20%, 12/1/2053	229,000	235,034
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Ohio Edison Co. 6.88%, 7/15/2036	$205,000	$230,277
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	146,000	127,341
Series R, 2.90%, 10/1/2051	552,000	338,183
5.00%, 6/1/2033	200,000	199,514
5.65%, 6/1/2034	200,000	206,376
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	90,419
5.40%, 1/15/2033	200,000	205,158
5.60%, 4/1/2053	500,000	485,605
5.80%, 4/1/2055	85,000	84,918
5.90%, 4/1/2056	1,250,000	1,268,800
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	322,000	211,676
3.70%, 11/15/2028	270,000	265,229
3.70%, 5/15/2050	200,000	145,962
3.80%, 9/30/2047	526,000	399,618
3.80%, 6/1/2049	207,000	154,296
4.10%, 11/15/2048	247,000	194,700
4.50%, 3/15/2031 (b)	1,128,000	1,116,438
4.55%, 9/15/2032	340,000	334,791
4.65%, 11/1/2029	300,000	300,360
4.95%, 9/15/2052	261,000	231,277
5.25%, 9/30/2040	227,000	221,016
5.30%, 6/1/2042	315,000	304,255
5.35%, 4/1/2035	105,000	106,841
5.80%, 4/1/2055	217,000	217,002
5.90%, 3/15/2056 (b)	285,000	289,252
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	200,000	194,692
2.50%, 2/1/2031	895,000	803,415
3.25%, 6/1/2031	325,000	299,959
3.30%, 8/1/2040	332,000	248,711
3.50%, 8/1/2050	605,000	403,589
3.75%, 7/1/2028	229,000	224,917
3.75%, 8/15/2042	5,000	3,769
4.00%, 12/1/2046	200,000	148,576
4.20%, 3/1/2029	295,000	290,666
4.50%, 7/1/2040	500,600	431,397
4.55%, 7/1/2030	837,500	824,912
4.95%, 7/1/2050	1,033,000	862,059
5.00%, 6/4/2028	355,000	356,892
5.05%, 11/15/2031	220,000	219,771
5.05%, 10/15/2032	250,000	248,110
5.20%, 5/1/2036	65,000	63,153
5.60%, 8/15/2036	355,000	354,979
5.70%, 3/1/2035	380,000	383,724
5.80%, 5/15/2034	407,000	416,117
5.90%, 6/15/2032	200,000	206,858
5.90%, 10/1/2054	260,000	245,367
6.00%, 8/15/2035	300,000	309,273
6.00%, 5/1/2056	119,000	113,826
6.10%, 1/15/2029	151,000	155,480
Security Description	Principal Amount	Value
6.10%, 10/15/2055	$350,000	$338,835
6.15%, 1/15/2033	474,000	494,908
6.15%, 3/1/2055	290,000	282,707
6.30%, 8/15/2056	500,000	497,865
6.40%, 6/15/2033	582,000	615,925
6.70%, 4/1/2053	407,000	422,869
6.75%, 1/15/2053	1,334,000	1,401,700
6.95%, 3/15/2034	350,000	381,643
PacifiCorp:
2.90%, 6/15/2052	764,000	456,872
3.30%, 3/15/2051	248,000	161,503
4.15%, 2/15/2050	625,000	474,862
4.65%, 4/15/2029	145,000	144,584
5.10%, 2/15/2029	395,000	398,417
5.10%, 4/15/2031	100,000	100,904
5.30%, 2/15/2031	490,000	496,933
5.35%, 12/1/2053	770,000	690,397
5.45%, 4/15/2033	310,000	314,718
5.45%, 2/15/2034	300,000	303,348
5.50%, 5/15/2054	428,000	392,544
5.80%, 4/15/2036	100,000	102,572
5.80%, 1/15/2055	610,000	582,092
6.00%, 1/15/2039	250,000	255,055
PECO Energy Co.:
2.85%, 9/15/2051	200,000	124,212
3.70%, 9/15/2047	227,000	171,644
3.90%, 3/1/2048	329,000	254,491
4.38%, 8/15/2052	222,000	181,216
4.60%, 5/15/2052	203,000	172,032
4.88%, 9/15/2035	225,000	222,642
5.25%, 9/15/2054	570,000	529,587
5.65%, 9/15/2055	184,000	181,470
5.95%, 10/1/2036	200,000	212,270
PG&E Energy Recovery Funding LLC:
Series A-1, 1.46%, 7/15/2033	254,907	232,200
Series A-2, 2.28%, 1/15/2038	150,000	124,488
Series A-3, 2.82%, 7/15/2048	225,000	166,217
PG&E Recovery Funding LLC Series A-1, 4.84%, 6/1/2035	122,380	122,639
PG&E Wildfire Recovery Funding LLC:
Series A-1, 4.02%, 6/1/2033	94,343	92,558
Series A-2, 4.26%, 6/1/2038	280,000	268,612
Series A-3, 4.38%, 6/3/2041	425,000	399,428
Series A-4, 4.45%, 12/1/2049	760,000	663,039
Series A-5, 4.67%, 12/1/2053	284,000	246,609
Series A-2, 4.72%, 6/1/2039	200,000	196,892
Series A-3, 5.08%, 6/1/2043	325,000	314,928
Series A-5, 5.10%, 6/1/2054	414,000	382,582
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A-4, 5.21%, 12/1/2049	$615,000	$582,190
Pinnacle West Capital Corp.:
4.65%, 6/1/2029	175,000	175,026
4.90%, 5/15/2028	160,000	160,594
5.15%, 5/15/2030	140,000	141,891
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	115,457
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	170,000	111,899
4.85%, 2/15/2034	285,000	282,731
5.55%, 8/15/2055	150,000	146,778
5.75%, 5/15/2056	750,000	750,750
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	311,784
7.75%, 3/1/2031	200,000	223,482
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	155,800	137,833
3.60%, 9/15/2042	200,000	156,568
4.05%, 9/15/2049	215,000	167,160
4.15%, 3/13/2029	350,000	346,728
Series 39, 4.50%, 6/1/2052	280,000	230,594
5.05%, 6/15/2036	165,000	162,702
5.15%, 9/15/2035	250,000	248,550
5.35%, 5/15/2034	266,000	269,987
5.85%, 5/15/2055	500,000	501,235
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	200,000	177,574
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	380,000	378,396
5.25%, 1/15/2033	241,000	244,280
5.45%, 1/15/2036 (a)	750,000	757,582
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030 (a)	199,000	185,637
Series MTN, 2.70%, 5/1/2050	193,000	119,743
Series MTN, 3.10%, 3/15/2032	218,000	200,248
Series MTN, 3.15%, 1/1/2050	177,000	119,362
Series MTN, 3.60%, 12/1/2047	252,000	187,344
Series MTN, 3.80%, 3/1/2046	200,000	156,302
Series MTN, 4.05%, 5/1/2048	300,000	239,058
Series R, 4.20%, 1/1/2031	205,000	201,404
Series MTN, 4.65%, 3/15/2033	200,000	197,900
4.85%, 8/1/2034	250,000	247,715
4.90%, 8/15/2035	355,000	351,549
Security Description	Principal Amount	Value
Series MTN, 4.90%, 12/15/2032	$204,000	$205,181
Series Q, 5.05%, 3/1/2035	235,000	235,700
Series MTN, 5.20%, 3/1/2034	252,000	255,621
5.30%, 8/1/2054	190,000	179,370
Series MTN, 5.45%, 3/1/2054	280,000	269,436
Series Q, 5.50%, 3/1/2055 (a)	150,000	145,461
Series R, 5.63%, 1/1/2056 (a)	175,000	172,753
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	310,000	273,206
2.45%, 11/15/2031	369,000	327,207
4.80%, 6/15/2031	457,000	455,826
4.90%, 3/15/2030	180,000	181,307
5.20%, 4/1/2029	300,000	303,915
5.88%, 10/15/2028	462,000	473,846
6.13%, 10/15/2033	160,000	169,395
Puget Energy, Inc.:
4.10%, 6/15/2030	200,000	193,576
5.73%, 3/15/2035	90,000	90,591
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	395,000	268,758
4.22%, 6/15/2048	210,000	169,940
5.45%, 6/1/2053	550,000	527,802
5.60%, 9/15/2055	165,000	160,352
5.69%, 6/15/2054	105,000	103,784
5.76%, 10/1/2039	160,000	163,723
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	345,500	305,761
Series RRR, 3.75%, 6/1/2047	257,000	194,035
4.10%, 6/15/2049	160,000	124,907
4.50%, 8/15/2040	250,000	224,653
4.95%, 8/15/2028	368,000	370,918
Series DDDD, 5.20%, 3/15/2036	290,000	288,791
5.40%, 4/15/2035	135,000	137,298
5.55%, 4/15/2054	210,000	201,608
Series EEEE, 5.95%, 3/15/2056	290,000	294,208
SCE Recovery Funding LLC:
4.45%, 3/15/2036	200,000	196,702
Series A-1, 4.70%, 6/15/2042	42,851	42,165
Series A-2, 5.11%, 12/14/2049	360,000	335,538
Sempra:
3.80%, 2/1/2038	541,000	459,152
4.00%, 2/1/2048	535,000	403,781
5.25%, 3/15/2036	370,000	364,898
5.50%, 8/1/2033	418,000	429,215
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Southern California Edison Co.:
2.25%, 6/1/2030	$504,500	$457,269
2.75%, 2/1/2032	130,000	115,492
3.45%, 2/1/2052	200,000	131,390
3.65%, 2/1/2050	629,000	434,576
Series H, 3.65%, 6/1/2051	375,000	257,914
4.00%, 4/1/2047	687,000	512,062
4.05%, 3/15/2042	309,000	245,065
Series C, 4.13%, 3/1/2048	696,000	524,276
4.50%, 9/1/2040	200,000	171,714
4.65%, 10/1/2043	308,000	260,509
4.80%, 3/15/2033	320,000	313,171
Series B, 4.88%, 3/1/2049	210,000	175,625
4.95%, 9/15/2031	215,000	214,531
5.15%, 6/1/2029	356,000	359,927
5.25%, 3/15/2030	370,000	374,174
5.30%, 3/1/2028	400,000	403,820
5.45%, 3/1/2035	300,000	300,624
Series E, 5.45%, 6/1/2052	235,000	209,855
5.65%, 10/1/2028	250,000	254,648
5.75%, 4/15/2054	300,000	279,156
Series 2004-G, 5.75%, 4/1/2035	200,000	202,454
5.85%, 11/1/2027	516,000	523,936
5.88%, 12/1/2053	210,000	199,546
5.95%, 11/1/2032	202,000	210,337
Series 2008-A, 5.95%, 2/1/2038	300,000	304,230
6.20%, 9/15/2055	209,000	207,857
Southern Co.:
Series A, 3.70%, 4/30/2030	515,000	497,619
4.85%, 6/15/2028	470,000	472,599
4.85%, 3/15/2035	250,000	243,803
5.20%, 6/15/2033	490,000	493,881
5.50%, 3/15/2029	400,000	409,140
5.70%, 10/15/2032	255,000	264,789
Southern Power Co.:
Series A, 4.25%, 10/1/2030	125,000	122,794
4.80%, 6/15/2031	290,000	289,205
Series B, 4.90%, 10/1/2035	225,000	218,261
5.15%, 9/15/2041	360,000	342,918
5.25%, 7/15/2043	224,000	210,896
Southwestern Electric Power Co.:
3.25%, 11/1/2051 (a)	200,000	131,144
Series L, 3.85%, 2/1/2048	200,000	148,838
5.20%, 4/1/2036	140,000	138,041
5.30%, 4/1/2033	125,000	126,610
5.90%, 4/1/2056	250,000	246,288
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	147,947
3.40%, 8/15/2046	225,000	161,228
5.30%, 8/15/2036	500,000	498,970
5.88%, 8/15/2056 (a)	250,000	248,555
Security Description	Principal Amount	Value
6.00%, 6/1/2054	$200,000	$202,218
System Energy Resources, Inc. 5.30%, 12/15/2034	635,000	633,749
Tampa Electric Co.:
2.40%, 3/15/2031	221,000	199,402
4.10%, 6/15/2042	150,000	126,185
4.30%, 6/15/2048	200,000	164,316
5.15%, 3/1/2035	770,000	772,672
Tucson Electric Power Co.:
3.25%, 5/15/2032	220,000	201,357
3.25%, 5/1/2051	15,000	10,057
4.00%, 6/15/2050	215,000	165,129
5.20%, 9/15/2034	145,000	146,225
Union Electric Co.:
2.15%, 3/15/2032	217,000	189,953
2.63%, 3/15/2051	200,000	119,208
3.90%, 9/15/2042	200,000	164,292
3.90%, 4/1/2052	200,000	151,244
4.80%, 3/15/2036	280,000	272,364
5.13%, 3/15/2055	175,000	159,549
5.25%, 4/15/2035	260,000	262,319
5.25%, 1/15/2054	240,000	222,470
5.55%, 3/15/2056	315,000	305,411
Virginia Electric & Power Co.:
2.40%, 3/30/2032	297,000	261,556
3.30%, 12/1/2049 (a)	226,000	154,367
Series A, 3.80%, 4/1/2028	252,000	248,986
Series B, 3.80%, 9/15/2047	200,000	152,814
Series C, 4.00%, 11/15/2046	251,000	198,528
Series B, 4.20%, 5/15/2045	295,000	242,933
Series C, 4.63%, 5/15/2052	251,000	211,171
Series D, 4.65%, 8/15/2043	233,000	206,361
Series C, 4.90%, 9/15/2035	500,000	489,305
4.95%, 3/15/2036	375,000	366,953
5.00%, 4/1/2033	250,000	251,340
5.00%, 1/15/2034	400,000	399,220
5.05%, 8/15/2034	205,000	205,113
5.15%, 3/15/2035	500,000	499,715
5.30%, 8/15/2033 (a)	744,000	758,285
5.35%, 1/15/2054	285,000	266,751
5.45%, 4/1/2053	349,000	331,847
5.55%, 8/15/2054	200,000	193,418
Series D, 5.60%, 9/15/2055	235,000	227,741
5.70%, 8/15/2053	182,000	179,245
5.70%, 3/15/2056	500,000	491,960
Series B, 6.00%, 1/15/2036	294,000	309,850
8.88%, 11/15/2038	306,000	399,446
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2033	375,000	377,194
Vistra Operations Co. LLC:
5.25%, 4/30/2033 (b)	200,000	198,610
5.55%, 4/30/2036 (b)	250,000	248,685
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
WEC Energy Group, Inc.:
1.38%, 10/15/2027	$200,000	$192,346
2.20%, 12/15/2028	200,000	189,088
4.75%, 1/15/2028	292,000	292,797
5.15%, 10/1/2027	200,000	201,392
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	350,000	345,401
4.15%, 10/15/2030	155,000	151,982
4.60%, 10/1/2034	503,000	492,598
4.65%, 6/15/2031	115,000	114,504
4.75%, 9/30/2032 (a)	200,000	200,360
5.10%, 6/15/2036	55,000	54,932
5.65%, 3/15/2056	165,000	164,201
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	295,000	213,008
4.95%, 4/1/2033	150,000	150,018
5.70%, 12/15/2055	250,000	245,813
Wisconsin Public Service Corp. 4.25%, 1/15/2031	450,000	443,029
Xcel Energy, Inc.:
2.60%, 12/1/2029	270,200	252,251
3.40%, 6/1/2030	300,000	285,048
3.50%, 12/1/2049	875,000	614,626
4.00%, 6/15/2028	250,000	247,173
4.60%, 6/1/2032 (a)	469,000	460,469
4.75%, 3/21/2028	114,000	114,334
5.45%, 8/15/2033	225,000	228,902
5.50%, 3/15/2034	365,000	370,683
5.60%, 4/15/2035	225,000	229,147
6.50%, 7/1/2036	160,000	172,595
		220,107,869
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	200,000	179,146
Emerson Electric Co.:
1.80%, 10/15/2027	458,000	443,948
5.00%, 3/15/2035	415,000	416,349
		1,039,443
ELECTRONICS — 0.2%
Allegion PLC 3.50%, 10/1/2029	340,000	326,492
Allegion U.S. Holding Co., Inc.:
5.41%, 7/1/2032	200,000	203,518
5.60%, 5/29/2034	210,000	214,399
Amphenol Corp.:
2.20%, 9/15/2031	131,000	115,791
2.80%, 2/15/2030	491,000	460,961
3.80%, 11/15/2027	350,000	347,217
3.90%, 11/15/2028	394,000	389,229
4.13%, 11/15/2030	345,000	338,228
4.38%, 6/12/2028	210,000	209,754
4.40%, 2/15/2033	645,000	627,211
4.63%, 2/15/2036	538,000	519,552
5.00%, 1/15/2035	185,000	184,600
Security Description	Principal Amount	Value
5.05%, 4/5/2029	$300,000	$304,665
5.25%, 4/5/2034	200,000	203,644
5.30%, 11/15/2055	110,000	104,416
Arrow Electronics, Inc.:
2.95%, 2/15/2032	115,000	102,173
5.15%, 8/21/2029	260,000	262,681
5.88%, 4/10/2034	255,000	262,500
Flex Ltd.:
5.25%, 1/15/2032	450,000	450,342
5.38%, 11/13/2035	200,000	197,236
6.00%, 1/15/2028	145,000	147,449
Fortive Corp.:
4.75%, 5/15/2031	500,000	496,680
5.25%, 5/15/2036	500,000	497,950
Honeywell International, Inc.:
1.75%, 9/1/2031	467,000	405,505
1.95%, 6/1/2030	343,000	310,412
2.70%, 8/15/2029	250,000	236,577
3.81%, 11/21/2047	200,000	154,628
4.50%, 1/15/2034	200,000	195,420
5.00%, 3/1/2035	418,000	418,966
5.25%, 3/1/2054 (a)	200,000	191,922
Hubbell, Inc.:
4.65%, 6/15/2031	320,000	318,736
4.80%, 11/15/2035	705,000	685,288
4.90%, 6/15/2033	210,000	208,480
5.15%, 6/15/2036	165,000	164,224
Jabil, Inc.:
3.00%, 1/15/2031	350,000	321,629
3.60%, 1/15/2030	255,000	244,030
4.20%, 2/1/2029	239,000	235,420
4.75%, 2/1/2033	210,000	204,823
Keysight Technologies, Inc.:
3.00%, 10/30/2029	150,000	142,218
4.95%, 10/15/2034	379,000	374,585
5.35%, 7/30/2030	225,000	229,239
nVent Finance SARL 5.65%, 5/15/2033	375,000	385,144
TD SYNNEX Corp.:
2.65%, 8/9/2031	200,000	177,874
4.30%, 1/17/2029	200,000	197,278
Trimble, Inc.:
4.90%, 6/15/2028	367,000	367,066
6.10%, 3/15/2033	465,000	485,488
Tyco Electronics Group SA:
3.13%, 8/15/2027	302,000	298,270
4.50%, 2/9/2031	209,000	207,527
4.88%, 2/9/2036	290,000	284,026
5.00%, 5/9/2035	290,000	287,262
Vontier Corp. 2.40%, 4/1/2028	255,000	244,846
		14,943,571
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	$150,000	$154,839
6.35%, 8/18/2028	200,000	206,506
Jacobs Solutions, Inc.:
4.75%, 3/3/2031	500,000	494,540
5.38%, 3/3/2036	350,000	344,320
MasTec, Inc. 5.90%, 6/15/2029	250,000	257,165
		1,457,370
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	518,000	449,168
1.75%, 2/15/2032	326,000	278,740
2.30%, 3/1/2030	372,000	343,382
2.38%, 3/15/2033	400,000	346,644
3.38%, 11/15/2027	200,500	198,020
3.95%, 5/15/2028 (a)	371,000	367,928
4.75%, 7/15/2030 (a)	115,000	115,599
4.75%, 7/15/2031	200,000	200,436
5.00%, 12/15/2033 (a)	125,000	126,174
5.00%, 4/1/2034	222,000	223,126
5.00%, 7/15/2036	200,000	198,466
5.15%, 3/15/2035 (a)	180,000	182,718
5.20%, 11/15/2034	151,000	153,431
Veralto Corp.:
4.85%, 1/15/2032	290,000	289,603
5.45%, 9/18/2033	400,000	410,268
Waste Connections, Inc.:
2.60%, 2/1/2030	423,000	395,801
3.50%, 5/1/2029	200,000	194,822
4.25%, 12/1/2028	381,000	378,584
4.80%, 7/15/2036	220,000	214,271
5.25%, 9/1/2035	290,000	293,703
Waste Management, Inc.:
1.15%, 3/15/2028	214,000	202,906
1.50%, 3/15/2031	363,000	315,483
2.00%, 6/1/2029	254,000	236,957
3.15%, 11/15/2027	257,000	253,073
4.15%, 4/15/2032 (a)	460,000	448,555
4.50%, 3/15/2028	500,000	501,265
4.63%, 2/15/2030	370,000	370,929
4.63%, 2/15/2033	229,000	227,305
4.65%, 3/15/2030	500,000	501,520
4.80%, 3/15/2032	200,000	201,042
4.88%, 2/15/2034 (a)	400,000	401,800
4.95%, 7/3/2027	234,000	235,493
4.95%, 3/15/2035	335,000	334,471
5.35%, 10/15/2054	330,000	318,767
		9,910,450
FOOD — 0.3%
Campbell's Co.:
2.38%, 4/24/2030	205,000	185,828
Security Description	Principal Amount	Value
4.15%, 3/15/2028	$261,000	$258,628
4.55%, 3/21/2031	465,000	452,491
4.75%, 3/23/2035	415,000	387,382
4.80%, 3/15/2048	150,000	122,682
5.20%, 3/21/2029	250,000	252,230
5.25%, 10/13/2054	200,000	169,298
Conagra Brands, Inc.:
4.85%, 11/1/2028	754,000	754,927
5.00%, 8/1/2030 (a)	331,000	330,414
5.30%, 11/1/2038	200,000	189,414
5.40%, 11/1/2048 (a)	400,000	351,524
General Mills, Inc.:
2.25%, 10/14/2031	403,000	354,821
2.88%, 4/15/2030	457,000	427,798
3.00%, 2/1/2051	240,000	151,471
4.15%, 2/15/2043	200,000	164,090
4.88%, 1/30/2030	525,000	527,483
5.25%, 1/30/2035 (a)	307,000	307,540
5.40%, 6/15/2040	200,000	195,594
Hershey Co.:
1.70%, 6/1/2030	339,000	304,446
3.13%, 11/15/2049	200,000	135,978
3.38%, 8/15/2046	129,000	94,567
4.25%, 5/4/2028	232,000	231,478
4.95%, 2/24/2032	172,000	174,159
Hormel Foods Corp.:
1.70%, 6/3/2028	280,000	265,950
1.80%, 6/11/2030	205,000	184,389
3.05%, 6/3/2051	745,000	488,295
Ingredion, Inc. 2.90%, 6/1/2030	355,000	331,865
J.M. Smucker Co.:
2.13%, 3/15/2032	200,000	172,306
2.38%, 3/15/2030	165,000	152,161
4.25%, 3/15/2035	387,000	360,092
4.38%, 3/15/2045	370,000	311,566
6.20%, 11/15/2033	350,000	373,226
6.50%, 11/15/2053 (a)	365,000	397,992
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
4.38%, 2/2/2052	305,000	229,769
5.50%, 1/15/2036	300,000	298,977
5.63%, 3/10/2037 (b)	800,000	795,040
5.75%, 4/1/2033	200,000	205,050
5.95%, 4/20/2035	550,000	566,687
6.25%, 3/1/2056	700,000	684,467
6.38%, 4/15/2066	367,000	358,137
6.40%, 5/10/2057 (b)	850,000	845,308
6.75%, 3/15/2034	51,000	55,546
7.25%, 11/15/2053	1,000,000	1,092,140
Kellanova:
2.10%, 6/1/2030	296,000	269,546
3.40%, 11/15/2027	246,000	243,038
4.50%, 4/1/2046	328,000	281,886
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series B, 7.45%, 4/1/2031	$300,000	$334,917
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	270,000	272,916
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	419,000	405,072
4.25%, 3/1/2031	200,000	195,256
4.38%, 6/1/2046	170,000	135,560
4.88%, 10/1/2049	785,000	658,317
5.00%, 7/15/2035	300,000	292,065
5.00%, 6/4/2042	534,000	478,165
5.20%, 3/15/2032	266,000	269,455
5.20%, 7/15/2045	750,000	668,550
5.50%, 6/1/2050	200,000	181,908
6.75%, 3/15/2032	176,000	191,287
Kroger Co.:
1.70%, 1/15/2031	247,000	216,520
3.70%, 8/1/2027	285,000	282,848
3.88%, 10/15/2046	736,000	560,162
3.95%, 1/15/2050	370,000	277,759
4.45%, 2/1/2047	706,400	583,338
4.50%, 1/15/2029	250,000	249,618
5.00%, 9/15/2034	753,000	742,292
5.15%, 8/1/2043	200,000	185,912
5.40%, 7/15/2040 (a)	150,000	146,619
5.40%, 1/15/2049	381,000	355,942
5.50%, 9/15/2054 (a)	740,000	694,534
5.65%, 9/15/2064	630,000	590,808
McCormick & Co., Inc.:
2.50%, 4/15/2030	400,000	370,144
4.15%, 2/15/2029	240,000	237,322
4.20%, 8/15/2047	270,000	214,925
4.70%, 10/15/2034 (a)	265,000	256,531
4.95%, 4/15/2033 (a)	200,000	198,970
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	146,000	127,029
2.63%, 9/4/2050 (a)	429,000	259,498
2.75%, 4/13/2030	322,000	300,732
3.00%, 3/17/2032	100,000	90,764
4.25%, 5/6/2028	315,000	313,614
4.50%, 5/6/2030	290,000	288,185
4.75%, 2/20/2029	500,000	502,475
Sysco Corp.:
2.40%, 2/15/2030	197,000	181,327
3.15%, 12/14/2051 (a)	500,000	318,460
3.25%, 7/15/2027	299,000	295,645
4.40%, 7/25/2031	250,000	243,643
4.45%, 3/15/2048	200,000	162,794
4.50%, 4/1/2046	355,000	295,978
4.95%, 3/25/2036	250,000	240,195
5.10%, 9/23/2030	350,000	353,342
5.40%, 3/23/2035	355,000	356,605
5.75%, 1/17/2029	448,000	459,227
5.95%, 4/1/2030	347,000	359,777
6.60%, 4/1/2050	78	83
Security Description	Principal Amount	Value
Tyson Foods, Inc.:
4.35%, 3/1/2029	$614,000	$609,063
4.55%, 6/2/2047	422,000	355,759
4.95%, 2/20/2036	470,000	456,422
5.40%, 3/15/2029	470,000	478,747
5.70%, 3/15/2034	198,000	203,718
		32,988,470
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	280,000	244,997
Georgia-Pacific LLC:
7.75%, 11/15/2029	208,000	227,895
8.88%, 5/15/2031	254,000	298,745
International Paper Co.:
4.35%, 8/15/2048	315,000	248,573
5.15%, 5/15/2046	200,000	177,742
7.30%, 11/15/2039	700,000	792,344
Suzano Austria GmbH:
3.13%, 1/15/2032 (a)	200,000	177,308
3.75%, 1/15/2031 (a)	216,500	203,068
5.00%, 1/15/2030	300,000	295,857
6.00%, 1/15/2029	500,000	508,155
Suzano Netherlands BV 5.50%, 1/15/2036 (a)	300,000	291,990
		3,466,674
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	139,000	121,336
2.63%, 9/15/2029	320,000	302,368
2.85%, 2/15/2052	233,000	145,539
3.38%, 9/15/2049	461,000	323,571
4.13%, 3/15/2049	303,000	242,118
4.15%, 1/15/2043	150,000	127,023
5.00%, 12/15/2054 (a)	265,000	238,468
5.45%, 1/15/2056	105,000	101,174
5.50%, 6/15/2041	155,000	155,167
5.75%, 10/15/2052 (a)	300,000	301,521
5.90%, 11/15/2033	249,000	264,084
6.20%, 11/15/2053	200,000	212,352
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (a)	1,117,000	991,505
4.40%, 7/1/2032	250,000	243,760
National Fuel Gas Co.:
2.95%, 3/1/2031	500,000	457,485
4.75%, 5/15/2029	95,000	94,743
5.05%, 10/15/2031	250,000	248,890
5.50%, 3/15/2030	297,000	302,408
5.50%, 5/15/2036	115,000	114,269
NiSource, Inc.:
1.70%, 2/15/2031	375,000	326,932
3.60%, 5/1/2030	300,000	288,015
4.38%, 5/15/2047	504,000	413,955
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.75%, 5/18/2031	$225,000	$224,120
4.80%, 2/15/2044	355,000	314,761
5.00%, 6/15/2052	519,000	457,618
5.20%, 7/1/2029	239,000	242,614
5.30%, 5/18/2036	190,000	190,067
5.35%, 4/1/2034 (a)	306,000	311,860
5.35%, 7/15/2035	500,000	504,220
5.40%, 6/30/2033	255,000	261,900
5.65%, 2/1/2045	325,000	317,320
5.85%, 4/1/2055	311,000	308,456
5 yr. CMT + 2.53%, 6.38%, 3/31/2055 (c)	100,000	103,009
ONE Gas, Inc. 5.10%, 4/1/2029	322,000	326,089
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031 (a)	286,000	258,678
3.35%, 6/1/2050	375,000	256,058
5.40%, 6/15/2033	150,000	153,494
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	485,000	452,796
3.75%, 9/15/2042	350,000	277,672
Series VV, 4.30%, 1/15/2049	587,000	471,784
5.05%, 9/1/2034	95,000	94,943
Series MM, 5.13%, 11/15/2040 (a)	250,000	241,925
5.45%, 6/15/2035	500,000	511,225
5.75%, 6/1/2053	617,000	603,599
5.90%, 6/1/2056	385,000	385,335
6.00%, 6/15/2055	475,000	480,971
6.35%, 11/15/2052	322,000	341,442
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	140,000	92,221
3.95%, 10/1/2046	290,000	226,870
Series A, 4.05%, 9/15/2028	185,000	183,061
4.95%, 9/15/2034	250,000	246,628
Series B, 5.10%, 9/15/2035	125,000	123,934
5.75%, 9/15/2033	265,000	275,481
5.88%, 3/15/2041	215,000	220,966
Southwest Gas Corp.:
4.05%, 3/15/2032	300,000	286,791
4.15%, 6/1/2049	150,000	118,221
5.45%, 3/23/2028	281,000	284,675
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	215,000	216,961
Spire, Inc. 4.60%, 9/1/2031	525,000	517,109
		16,901,557
HAND & MACHINE TOOLS — 0.0% *
Kennametal, Inc. 5.80%, 5/28/2036	180,000	181,897
Security Description	Principal Amount	Value
Snap-on, Inc. 3.10%, 5/1/2050	$209,000	$141,027
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (a)	325,000	192,033
3.00%, 5/15/2032	300,000	270,234
4.25%, 11/15/2028	200,000	198,460
6.00%, 3/6/2028	200,000	204,354
		1,188,005
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	281,000	267,813
1.40%, 6/30/2030	300,000	266,592
3.70%, 3/9/2029	700,000	686,938
4.00%, 3/15/2031	1,000,000	974,620
4.30%, 3/15/2033	750,000	727,515
4.65%, 3/15/2036	1,295,000	1,257,406
4.75%, 11/30/2036	515,000	502,671
4.75%, 3/15/2038	1,050,000	1,012,284
4.75%, 4/15/2043	275,000	252,164
4.90%, 11/30/2046	831,000	764,080
5.30%, 5/27/2040	387,000	389,105
5.50%, 3/15/2056	920,000	902,060
5.60%, 3/15/2066	750,000	734,917
Agilent Technologies, Inc.:
2.10%, 6/4/2030	200,000	181,088
2.30%, 3/12/2031	451,000	405,070
4.90%, 1/15/2032 (b)	500,000	500,320
Augusta SpinCo Corp.:
4.32%, 9/23/2027	250,000	249,350
4.40%, 3/23/2029	215,000	213,491
4.66%, 3/23/2031	70,000	69,419
4.95%, 3/23/2033	105,000	104,252
5.25%, 3/23/2036	95,000	95,002
Baxter International, Inc.:
2.54%, 2/1/2032	757,000	650,906
3.13%, 12/1/2051 (a)	405,000	241,745
3.50%, 8/15/2046	200,000	136,208
5.65%, 12/15/2035	665,000	659,254
Boston Scientific Corp.:
2.65%, 6/1/2030	676,000	627,828
4.55%, 3/1/2039	200,000	187,198
4.70%, 3/1/2049 (a)	200,000	178,092
Danaher Corp.:
2.80%, 12/10/2051	320,000	199,450
4.38%, 9/15/2045	150,000	128,745
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	321,000	296,617
DH Europe Finance II SARL 2.60%, 11/15/2029	464,000	435,028
Edwards Lifesciences Corp. 4.30%, 6/15/2028	200,000	198,970
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	168,000	166,599
4.80%, 8/14/2029	350,000	351,740
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.80%, 1/15/2031	$417,000	$417,438
4.95%, 12/15/2035	355,000	346,292
5.65%, 11/15/2027	577,000	585,568
5.86%, 3/15/2030	418,000	433,178
5.91%, 11/22/2032	530,000	557,480
6.38%, 11/22/2052 (a)	400,000	426,216
Koninklijke Philips NV 6.88%, 3/11/2038	366,000	407,658
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	650,000	648,492
4.50%, 3/30/2033	235,000	230,502
Medtronic, Inc. 4.38%, 3/15/2035	822,000	789,778
Revvity, Inc.:
2.25%, 9/15/2031	296,000	260,717
3.30%, 9/15/2029	323,000	308,465
Solventum Corp.:
5.40%, 3/1/2029	291,000	295,944
5.45%, 3/13/2031	200,000	204,750
5.60%, 3/23/2034 (a)	565,000	578,068
5.90%, 4/30/2054	328,000	324,674
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	415,000	296,522
Stryker Corp.:
1.95%, 6/15/2030	258,000	233,591
4.10%, 4/1/2043	205,000	171,267
4.25%, 9/11/2029	390,000	386,595
4.63%, 3/15/2046	292,000	257,232
4.70%, 2/10/2028	461,000	462,240
4.85%, 12/8/2028	300,000	301,917
4.85%, 2/10/2030	580,000	584,193
5.20%, 2/10/2035 (a)	205,000	207,189
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	233,000	219,323
2.00%, 10/15/2031	270,000	237,308
2.60%, 10/1/2029	332,000	312,717
2.80%, 10/15/2041	566,000	413,718
4.10%, 8/15/2047 (a)	185,000	152,386
4.20%, 3/1/2031	350,000	343,455
4.22%, 2/12/2031	420,000	412,440
4.47%, 10/7/2032	450,000	442,633
4.55%, 6/15/2033	417,000	409,782
4.79%, 10/7/2035	375,000	368,228
4.80%, 11/21/2027	248,000	249,500
4.89%, 10/7/2037	325,000	319,361
4.90%, 2/12/2036	495,000	488,981
5.00%, 1/31/2029	481,000	487,426
5.09%, 8/10/2033	216,000	218,780
5.20%, 1/31/2034	220,000	224,000
5.55%, 2/12/2046	155,000	153,627
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	200,000	179,232
4.45%, 8/15/2045	200,000	174,056
5.20%, 9/15/2034	700,000	700,154
Security Description	Principal Amount	Value
5.50%, 2/19/2035	$350,000	$355,961
		31,593,571
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
3.63%, 3/1/2049	250,000	173,253
5.43%, 3/1/2032	200,000	202,994
5.76%, 12/1/2034	245,000	251,380
Advocate Health & Hospitals Corp. 4.27%, 8/15/2048	200,000	166,640
Aetna, Inc.:
4.75%, 3/15/2044	200,000	171,918
6.63%, 6/15/2036	457,000	497,732
6.75%, 12/15/2037	349,000	379,695
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	400,000	250,064
Allina Health System:
Series 2021, 2.90%, 11/15/2051	200,000	127,116
Series 2019, 3.89%, 4/15/2049	325,000	250,422
Ascension Health:
Series B, 3.11%, 11/15/2039	313,000	247,439
3.95%, 11/15/2046 (a)	561,000	449,339
Series 2025, 4.08%, 11/15/2028	250,000	247,860
Series 2025, 4.29%, 11/15/2030	250,000	246,428
Series 2025, 4.92%, 11/15/2035	250,000	246,992
Banner Health Series 2020, 3.18%, 1/1/2050 (a)	150,000	101,597
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	200,000	142,998
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	245,000	155,690
4.19%, 11/15/2045	340,000	286,889
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	200,000	130,218
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	200,000	192,518
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	200,000	135,512
Children's Health System of Texas 2.51%, 8/15/2050	200,000	116,496
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	$238,000	$152,891
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	300,000	186,822
CHRISTUS Health Series C, 4.34%, 7/1/2028	200,000	198,840
Cigna Group:
2.38%, 3/15/2031	573,000	515,895
3.05%, 10/15/2027	300,000	294,849
3.40%, 3/15/2050	300,000	208,011
3.40%, 3/15/2051 (a)	200,000	137,734
4.38%, 10/15/2028	807,000	803,562
4.50%, 9/15/2030	355,000	352,930
4.80%, 8/15/2038	779,000	737,892
4.80%, 7/15/2046	400,000	352,032
4.88%, 9/15/2032	250,000	249,500
4.90%, 12/15/2048	1,002,000	881,129
5.00%, 5/15/2029	660,000	668,052
5.25%, 2/15/2034	508,000	513,639
5.25%, 1/15/2036	650,000	651,417
5.40%, 3/15/2033	200,000	204,860
5.60%, 2/15/2054	1,138,000	1,098,090
6.00%, 1/15/2056	280,000	285,169
Cigna Holding Co. 5.38%, 2/15/2042	115,000	106,466
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	200,000	168,584
CommonSpirit Health:
2.78%, 10/1/2030	45,000	41,452
AGM, 3.82%, 10/1/2049	200,000	149,332
3.91%, 10/1/2050	330,000	245,286
4.19%, 10/1/2049	440,000	342,716
4.35%, 9/1/2030	210,000	205,498
4.35%, 11/1/2042	945,000	817,245
4.83%, 9/1/2035	450,000	437,661
5.21%, 12/1/2031	225,000	227,723
5.32%, 12/1/2034	400,000	400,768
5.66%, 9/1/2055	200,000	192,832
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	485,000	309,517
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	250,000	179,388
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	200,000	139,464
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	200,000	157,092
Security Description	Principal Amount	Value
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	$200,000	$158,964
Elevance Health, Inc.:
2.25%, 5/15/2030	200,000	182,900
2.55%, 3/15/2031	638,000	578,570
2.88%, 9/15/2029	503,000	475,949
3.13%, 5/15/2050	220,000	143,376
3.60%, 3/15/2051	473,000	335,050
3.65%, 12/1/2027	400,000	395,424
3.70%, 9/15/2049	287,000	208,198
4.00%, 9/15/2028	230,000	227,242
4.10%, 3/1/2028	561,700	557,734
4.38%, 12/1/2047	500,000	410,340
4.55%, 5/15/2052	334,000	275,209
4.60%, 9/15/2032	250,000	245,070
4.63%, 5/15/2042	381,000	338,400
4.65%, 1/15/2043	577,000	511,130
4.65%, 8/15/2044	339,000	294,391
4.75%, 2/15/2030	245,000	245,760
4.95%, 11/1/2031	413,000	414,355
5.00%, 1/15/2036	145,000	142,233
5.13%, 2/15/2053	372,000	332,940
5.20%, 2/15/2035	455,000	455,901
5.38%, 6/15/2034	350,000	355,418
5.50%, 10/15/2032	179,000	183,828
5.65%, 6/15/2054	400,000	384,728
5.70%, 2/15/2055	615,000	597,159
5.70%, 9/15/2055 (a)	250,000	243,063
5.85%, 11/1/2064 (a)	262,000	257,313
6.10%, 10/15/2052	200,000	204,484
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	200,000	151,976
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052 (a)	200,000	180,416
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	200,000	126,560
4.21%, 7/1/2048	222,000	181,438
HCA, Inc.:
2.38%, 7/15/2031	300,000	266,238
3.50%, 9/1/2030	960,000	910,003
3.50%, 7/15/2051	477,000	322,462
4.13%, 6/15/2029	692,000	681,565
4.30%, 11/15/2030	305,000	298,406
4.60%, 11/15/2032	425,000	413,899
4.63%, 3/15/2052	412,000	335,191
4.70%, 5/15/2031	500,000	495,230
4.90%, 11/15/2035	210,000	203,215
5.00%, 5/15/2033	500,000	494,965
5.13%, 6/15/2039	317,000	301,847
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.25%, 6/15/2049	$988,000	$887,955
5.30%, 5/15/2036	500,000	496,575
5.45%, 4/1/2031	620,000	633,373
5.45%, 9/15/2034	69,000	69,713
5.50%, 6/1/2033	220,000	224,664
5.50%, 6/15/2047	857,000	798,501
5.60%, 4/1/2034	205,000	209,217
5.63%, 9/1/2028	528,000	536,205
5.70%, 11/15/2055	155,000	147,878
5.75%, 3/1/2035	200,000	206,134
5.88%, 2/1/2029	414,000	423,307
5.90%, 6/1/2053	2,013,000	1,960,239
5.95%, 9/15/2054	503,000	492,870
6.00%, 4/1/2054	935,000	923,584
6.10%, 4/1/2064 (a)	325,000	322,211
Humana, Inc.:
2.15%, 2/3/2032 (a)	575,000	499,704
3.70%, 3/23/2029	383,000	373,038
4.63%, 12/1/2042	220,000	186,828
4.88%, 4/1/2030	100,000	99,812
5.38%, 4/15/2031	628,000	636,616
5.50%, 3/15/2053	300,000	271,893
5.75%, 3/1/2028	218,000	221,730
5.75%, 12/1/2028	200,000	204,314
5.95%, 3/15/2034	400,000	414,048
6.00%, 5/1/2055 (a)	300,000	290,874
Iowa Health System Series 2020, 3.67%, 2/15/2050	258,000	193,699
IQVIA, Inc.:
5.70%, 5/15/2028	300,000	304,857
6.25%, 2/1/2029	533,000	551,090
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	305,000	242,560
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	401,000	259,162
Series 2019, 3.27%, 11/1/2049	555,000	384,121
4.15%, 5/1/2047	692,000	566,997
4.88%, 4/1/2042	200,000	188,774
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	200,000	181,526
4.35%, 4/1/2030	350,000	345,275
4.55%, 4/1/2032 (a)	250,000	245,915
4.70%, 2/1/2045	209,000	186,413
4.80%, 10/1/2034	458,000	445,698
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	200,000	136,842
Series 2020, 3.34%, 7/1/2060	270,000	175,225
Series 2017, 3.77%, 7/1/2048	500,000	381,920
Security Description	Principal Amount	Value
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	$257,000	$159,504
Series 2013, 4.00%, 11/15/2047	200,000	158,936
Memorial Health Services 3.45%, 11/1/2049	200,000	140,942
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	207,000	136,243
4.13%, 7/1/2052	224,000	178,564
Series 2015, 4.20%, 7/1/2055 (a)	100,000	80,790
Methodist Hospital Series 20A, 2.71%, 12/1/2050	400,000	247,556
Montefiore Obligated Group 4.29%, 9/1/2050	227,000	160,378
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	150,000	106,502
MyMichigan Health Series 2020, 3.41%, 6/1/2050	200,000	140,356
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	220,000	188,553
New York & Presbyterian Hospital:
4.02%, 8/1/2045	333,000	273,599
4.06%, 8/1/2056 (a)	300,000	234,273
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	210,000	165,635
4.26%, 11/1/2047	436,000	356,011
Novant Health, Inc.:
3.17%, 11/1/2051	226,000	149,302
3.32%, 11/1/2061 (a)	500,000	316,940
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	210,000	142,775
Series 13-A, 5.75%, 7/1/2043	200,000	202,586
OhioHealth Corp.:
2.30%, 11/15/2031	50,000	44,385
Series 2020, 3.04%, 11/15/2050	200,000	135,762
Orlando Health Obligated Group:
3.33%, 10/1/2050	200,000	141,462
4.09%, 10/1/2048	220,000	177,531
5.48%, 10/1/2035	200,000	205,194
PeaceHealth Obligated Group:
4.34%, 11/15/2028	200,000	198,672
Series 2018, 4.79%, 11/15/2048	250,000	217,050
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	$200,000	$142,478
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	175,290
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (a)	410,000	240,781
Series I, 3.74%, 10/1/2047	220,000	165,653
Series A, 3.93%, 10/1/2048	200,000	153,328
5.40%, 10/1/2033	218,000	223,029
Queen's Health Systems 4.81%, 7/1/2052	200,000	176,592
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	339,000	309,426
2.95%, 6/30/2030	285,000	266,800
4.20%, 6/30/2029	266,000	262,904
4.63%, 12/15/2029	409,000	408,800
5.00%, 6/30/2036 (a)	180,000	176,989
6.40%, 11/30/2033	195,000	210,762
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	371,000	250,355
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	205,000	127,342
Stanford Health Care Series 2018, 3.80%, 11/15/2048	360,000	277,808
Summa Health AGM, 3.51%, 11/15/2051	345,000	252,668
Sutter Health:
Series 20A, 2.29%, 8/15/2030	290,000	264,097
Series 20A, 3.16%, 8/15/2040	200,000	154,980
Series 20A, 3.36%, 8/15/2050	200,000	140,248
Series 2018, 4.09%, 8/15/2048	262,000	210,619
Series 2025, 5.54%, 8/15/2035 (a)	355,000	365,955
Texas Health Resources 2.33%, 11/15/2050	284,000	162,147
Toledo Hospital AGM, 5.75%, 11/15/2038	364,000	363,418
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	200,000	145,066
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	200,000	184,844
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	461,700	419,593
Security Description	Principal Amount	Value
2.75%, 5/15/2040	$341,000	$252,064
2.88%, 8/15/2029	487,000	464,286
2.90%, 5/15/2050	339,000	216,533
2.95%, 10/15/2027	432,000	424,665
3.05%, 5/15/2041	610,000	460,208
3.25%, 5/15/2051	717,000	482,591
3.50%, 8/15/2039	366,600	301,616
3.70%, 8/15/2049	350,000	258,247
3.85%, 6/15/2028	517,000	511,768
3.88%, 12/15/2028	422,000	416,303
3.88%, 8/15/2059	401,000	286,779
3.95%, 10/15/2042	354,000	292,457
4.00%, 5/15/2029	547,000	539,528
4.20%, 5/15/2032	600,000	583,116
4.25%, 4/15/2047	200,000	162,962
4.25%, 6/15/2048	230,000	186,898
4.38%, 3/15/2042	205,000	178,438
4.45%, 12/15/2048	420,000	350,557
4.50%, 4/15/2033	645,000	630,881
4.63%, 7/15/2035	201,000	194,514
4.65%, 1/15/2031	335,000	335,000
4.70%, 4/15/2029	621,000	625,210
4.75%, 5/15/2052	558,000	479,143
4.80%, 1/15/2030	500,000	503,825
4.90%, 4/15/2031	500,000	505,445
4.95%, 1/15/2032	350,000	352,460
5.00%, 4/15/2034	533,000	532,691
5.05%, 4/15/2053	878,000	788,786
5.15%, 7/15/2034	450,000	454,176
5.20%, 4/15/2063	550,000	491,524
5.25%, 2/15/2028	247,000	250,295
5.30%, 2/15/2030	515,000	526,732
5.30%, 6/15/2035	141,000	143,575
5.35%, 2/15/2033	764,000	784,315
5.38%, 4/15/2054	634,000	597,520
5.50%, 7/15/2044	506,000	495,834
5.50%, 4/15/2064	300,000	280,875
5.63%, 7/15/2054	821,000	802,963
5.70%, 10/15/2040	258,000	263,869
5.75%, 7/15/2064	255,000	248,577
5.88%, 2/15/2053	670,000	674,429
5.95%, 2/15/2041	200,000	208,174
5.95%, 6/15/2055	90,000	92,664
6.05%, 2/15/2063	1,043,000	1,063,057
6.50%, 6/15/2037	250,000	275,190
6.63%, 11/15/2037	221,000	247,080
6.88%, 2/15/2038	674,600	769,901
Universal Health Services, Inc.:
2.65%, 1/15/2032	220,000	191,965
4.63%, 10/15/2029	175,000	172,879
5.05%, 10/15/2034	275,000	263,466
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	200,000	128,036
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	$225,000	$143,033
Series 2018, 4.81%, 9/1/2048	200,000	172,616
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	205,000	121,473
		80,698,087
HOME BUILDERS — 0.0% *
Dr. Horton, Inc.:
1.40%, 10/15/2027	310,000	298,267
4.85%, 10/15/2030	180,000	180,810
5.00%, 10/15/2034	300,000	296,892
5.50%, 10/15/2035	300,000	306,231
Lennar Corp.:
4.75%, 11/29/2027	200,000	200,412
5.20%, 7/30/2030	245,000	247,484
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	210,000	212,216
NVR, Inc. 3.00%, 5/15/2030	400,000	374,772
PulteGroup, Inc.:
4.25%, 3/1/2031	145,000	141,550
4.90%, 3/1/2036	75,000	73,112
7.88%, 6/15/2032	210,000	240,832
Sekisui House U.S., Inc. 3.97%, 8/6/2061	375,000	248,059
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	230,000	228,960
5.60%, 6/15/2035	200,000	203,806
		3,253,403
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	221,000	216,436
3.50%, 11/15/2051	150,000	93,177
4.40%, 3/15/2029	200,000	195,374
Sony Group Corp.:
4.66%, 6/30/2031	200,000	200,144
5.09%, 6/30/2036	200,000	199,954
		905,085
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	250,000	247,197
Series MTN, 3.70%, 8/1/2047	223,000	172,459
4.20%, 5/1/2030	240,000	238,747
4.60%, 3/1/2028	200,000	201,278
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	200,000	176,786
2.60%, 4/15/2030	300,000	279,351
3.13%, 12/1/2049	420,000	276,914
4.15%, 3/15/2047	196,000	156,426
Security Description	Principal Amount	Value
4.38%, 5/15/2028	$350,000	$349,216
4.38%, 6/15/2045	210,000	175,699
4.65%, 5/15/2033	300,000	294,435
6.00%, 5/15/2037	150,000	158,771
Haleon U.S. Capital LLC:
3.63%, 3/24/2032	925,000	865,809
4.00%, 3/24/2052 (a)	281,000	220,180
Kenvue, Inc.:
4.85%, 5/22/2032 (a)	500,000	502,225
5.20%, 3/22/2063	529,000	480,327
Procter & Gamble Co.:
1.20%, 10/29/2030	468,000	409,753
2.85%, 8/11/2027	200,000	197,070
3.00%, 3/25/2030	891,000	848,713
3.60%, 3/25/2050 (a)	332,000	256,646
4.05%, 5/1/2030	250,000	247,805
4.05%, 1/26/2033 (a)	435,000	426,470
4.10%, 11/3/2032	250,000	244,377
4.15%, 10/24/2029	190,000	189,607
4.35%, 1/29/2029	504,000	505,779
4.35%, 11/3/2035 (a)	250,000	242,128
4.55%, 10/24/2034 (a)	250,000	250,077
4.60%, 5/1/2035 (a)	250,000	248,290
Unilever Capital Corp.:
1.38%, 9/14/2030	200,000	176,552
1.75%, 8/12/2031	289,000	251,765
3.50%, 3/22/2028	678,000	668,942
4.25%, 8/12/2027	304,000	304,149
4.63%, 8/12/2034	179,000	176,213
		10,440,156
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp.:
2.65%, 4/30/2030	200,000	185,032
4.88%, 12/6/2028	335,000	336,658
Church & Dwight Co., Inc.:
3.15%, 8/1/2027	200,000	197,580
5.00%, 6/15/2052	190,000	172,372
5.60%, 11/15/2032 (a)	268,000	279,677
Clorox Co.:
1.80%, 5/15/2030 (a)	955,000	855,212
4.60%, 5/1/2032	198,000	194,208
4.70%, 5/15/2031	175,000	173,838
4.95%, 5/15/2033	250,000	247,570
5.25%, 5/15/2036	250,000	249,033
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	401,170
3.20%, 7/30/2046	310,000	219,251
3.90%, 5/4/2047	200,000	156,978
3.95%, 11/1/2028	375,000	371,591
6.63%, 8/1/2037 (a)	389,000	441,254
		4,481,424
INSURANCE — 0.7%
ACE Capital Trust II 9.70%, 4/1/2030	200,000	233,340
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AEGON Funding Co. LLC 5.63%, 5/7/2036	$355,000	$353,218
Aflac, Inc.:
3.60%, 4/1/2030	500,000	482,515
5.15%, 5/14/2036	220,000	220,244
Alleghany Corp.:
3.25%, 8/15/2051	585,000	388,089
3.63%, 5/15/2030	253,000	244,750
Allstate Corp.:
5.05%, 6/24/2029	350,000	354,287
5.25%, 3/30/2033	390,000	396,412
5.95%, 4/1/2036	255,000	269,122
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	300,000	307,368
American Financial Group, Inc.:
4.50%, 6/15/2047	601,000	494,960
5.00%, 9/23/2035	125,000	120,820
American International Group, Inc.:
3.40%, 6/30/2030	300,000	285,243
3.88%, 1/15/2035	225,000	206,404
4.75%, 4/1/2048	405,000	356,825
4.85%, 5/7/2030	375,000	376,785
5.13%, 3/27/2033	888,000	894,820
5.45%, 5/7/2035	220,000	224,101
American National Group, Inc. 6.00%, 7/15/2035 (a)	200,000	199,272
Aon Corp.:
2.80%, 5/15/2030	517,000	481,193
3.75%, 5/2/2029	280,000	273,210
6.25%, 9/30/2040	250,000	269,057
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	200,000	178,146
3.90%, 2/28/2052	350,000	259,081
Aon North America, Inc.:
5.15%, 3/1/2029	302,000	306,219
5.30%, 3/1/2031	503,000	511,853
5.45%, 3/1/2034	781,000	797,042
5.75%, 3/1/2054	838,000	822,656
Arch Capital Group Ltd.:
5.25%, 6/15/2036	250,000	249,553
5.95%, 6/15/2056	355,000	358,543
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	160,000	141,205
3.05%, 3/9/2052	300,000	188,655
3.50%, 5/20/2051	565,000	388,714
4.60%, 12/15/2027	262,000	262,456
4.85%, 12/15/2029	265,000	266,919
5.00%, 2/15/2032	165,000	165,246
5.15%, 2/15/2035	280,000	278,057
5.55%, 2/15/2055 (a)	665,000	631,138
5.75%, 7/15/2054	274,000	266,657
6.50%, 2/15/2034	160,000	172,570
Security Description	Principal Amount	Value
Assurant, Inc.:
3.70%, 2/22/2030	$285,000	$272,879
5.55%, 2/15/2036	65,000	64,737
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	200,000	139,388
6.13%, 9/15/2028	200,000	205,774
Athene Holding Ltd.:
3.95%, 5/25/2051	440,000	301,963
4.13%, 1/12/2028	615,000	609,201
5.88%, 1/15/2034 (a)	200,000	202,214
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	200,000	192,058
6.65%, 2/1/2033 (a)	433,000	458,556
5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (c)	400,000	383,980
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	294,000	269,172
2.85%, 10/15/2050	591,000	375,007
2.88%, 3/15/2032	411,000	379,859
3.85%, 3/15/2052	1,041,000	789,005
4.20%, 8/15/2048	500,000	409,445
4.25%, 1/15/2049	890,000	732,399
4.40%, 5/15/2042	303,000	270,285
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	600,500	540,690
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	115,188
5.63%, 5/15/2030 (a)	200,000	201,874
Brown & Brown, Inc.:
4.20%, 3/17/2032	300,000	284,691
4.70%, 6/23/2028	225,000	224,924
4.90%, 6/23/2030	550,000	548,933
5.25%, 6/23/2032	200,000	199,984
5.55%, 6/23/2035	450,000	449,311
5.65%, 6/11/2034	225,000	227,752
6.25%, 6/23/2055 (a)	400,000	403,544
Chubb INA Holdings LLC:
4.35%, 11/3/2045	762,000	654,063
4.65%, 8/15/2029	232,000	233,009
4.90%, 8/15/2035	830,000	817,658
5.00%, 3/15/2034	587,000	588,426
5.30%, 5/20/2036	240,000	242,525
6.00%, 5/11/2037	456,400	487,184
Cincinnati Financial Corp. 6.13%, 11/1/2034	245,000	257,110
CNA Financial Corp.:
2.05%, 8/15/2030	200,000	179,010
3.90%, 5/1/2029	282,000	275,635
5.13%, 2/15/2034	205,000	202,651
5.20%, 8/15/2035	250,000	245,375
CNO Financial Group, Inc. 6.45%, 6/15/2034	300,000	312,657
Corebridge Financial, Inc.:
3.90%, 4/5/2032	230,000	215,811
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.75%, 1/15/2034 (a)	$315,000	$323,310
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	311,000	315,198
Enstar Group Ltd. 3.10%, 9/1/2031	437,000	389,210
Equitable Holdings, Inc.:
4.35%, 4/20/2028	893,000	887,070
5.59%, 1/11/2033	200,000	204,168
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	300,000	187,086
3.50%, 10/15/2050	569,000	387,244
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	182,000	170,265
4.85%, 4/17/2028	200,000	200,648
5.63%, 8/16/2032	300,000	307,488
5.75%, 5/20/2035	250,000	255,790
6.00%, 12/7/2033	412,000	430,074
6.10%, 3/15/2055	300,000	295,560
6.20%, 6/8/2056 (b)	500,000	499,015
6.50%, 5/20/2055	250,000	260,823
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	200,000	176,794
3.40%, 6/15/2030	356,000	335,074
First American Financial Corp.:
4.00%, 5/15/2030	200,000	192,258
5.45%, 9/30/2034	300,000	295,458
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	90,238
4.55%, 9/15/2028	215,000	214,516
5.85%, 9/15/2034	204,000	210,459
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	210,000	191,192
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051	220,000	139,135
3.60%, 8/19/2049	448,000	324,854
4.30%, 4/15/2043	214,000	181,658
4.40%, 3/15/2048	290,000	241,558
Horace Mann Educators Corp. 4.70%, 10/1/2030	200,000	198,106
Jackson Financial, Inc.:
4.00%, 11/23/2051	200,000	137,168
6.15%, 1/15/2037	200,000	199,514
Kemper Corp. 2.40%, 9/30/2030	155,000	135,656
Lincoln National Corp.:
3.40%, 3/1/2032	514,000	468,799
3.80%, 3/1/2028 (a)	200,000	197,232
5.35%, 11/15/2035 (a)	145,000	141,666
7.00%, 6/15/2040	189,000	205,556
Loews Corp.:
3.20%, 5/15/2030	430,000	408,014
4.94%, 4/1/2036	500,000	489,610
Manulife Financial Corp.:
4.99%, 12/11/2035	200,000	196,724
5.38%, 3/4/2046	311,000	301,502
Security Description	Principal Amount	Value
Markel Group, Inc.:
3.35%, 9/17/2029	$255,000	$244,782
5.00%, 5/20/2049	345,000	302,606
6.00%, 5/16/2054	285,000	284,966
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	308,000	278,774
4.20%, 3/1/2048	378,000	304,558
4.55%, 11/8/2027	400,000	400,756
4.75%, 3/15/2039	274,000	258,766
4.85%, 11/15/2031	559,000	560,403
4.90%, 3/15/2049	949,000	845,018
4.95%, 3/15/2036	375,000	368,775
5.00%, 3/15/2035	750,000	742,845
5.35%, 11/15/2044	200,000	191,260
5.40%, 3/15/2055 (a)	619,000	584,800
5.45%, 3/15/2054	428,000	408,517
5.75%, 11/1/2032	116,000	121,402
6.25%, 11/1/2052	250,000	265,607
Mercury General Corp. 6.25%, 6/15/2036 (a)	290,000	295,127
MetLife, Inc.:
4.05%, 3/1/2045 (a)	383,500	313,718
4.55%, 3/23/2030	635,000	636,137
4.72%, 12/15/2044	200,000	176,734
4.88%, 11/13/2043	577,000	531,492
5.00%, 7/15/2052	707,000	636,519
5.30%, 12/15/2034 (a)	430,000	437,495
5.38%, 7/15/2033 (a)	387,000	399,140
5.70%, 6/15/2035	507,000	527,285
5 yr. CMT + 1.82%, 5.85%, 3/15/2056 (c)	500,000	493,170
5.88%, 2/6/2041	341,000	354,132
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	100,000	99,681
Old Republic International Corp. 5.70%, 6/1/2036	415,000	416,494
PartnerRe Finance B LLC 3.70%, 7/2/2029	366,000	355,046
Primerica, Inc. 2.80%, 11/19/2031	308,000	276,975
Principal Financial Group, Inc.:
3.70%, 5/15/2029	234,000	227,946
4.35%, 5/15/2043	200,000	169,404
4.63%, 9/15/2042	180,000	159,986
5.30%, 1/15/2037	210,000	208,125
5.38%, 3/15/2033	108,000	110,098
6.05%, 10/15/2036	212,000	225,356
Progressive Corp.:
3.20%, 3/26/2030	374,000	356,257
3.70%, 3/15/2052	200,000	147,730
4.13%, 4/15/2047	498,000	402,180
4.20%, 3/15/2048	200,000	163,418
4.35%, 4/25/2044	238,000	202,490
4.60%, 3/26/2031	285,000	284,022
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.15%, 3/26/2036	$225,000	$225,095
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030 (a)	200,000	183,964
Series MTN, 3.70%, 3/13/2051	520,000	376,688
3.91%, 12/7/2047	437,000	333,938
3.94%, 12/7/2049	1,208,000	916,812
Series MTN, 4.35%, 2/25/2050	304,000	246,045
Series MTN, 4.42%, 3/27/2048	522,000	430,786
Series MTN, 4.60%, 5/15/2044	300,000	261,705
5.20%, 3/14/2035 (a)	504,000	505,361
Series MTN, 5.70%, 12/14/2036	600,000	619,536
Series MTN, 6.63%, 6/21/2040	200,000	220,856
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	200,000	210,274
Prudential Funding Asia PLC 3.13%, 4/14/2030	430,000	407,171
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	200,000	195,598
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a) (c)	499,000	505,971
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	200,000	194,230
5.80%, 4/1/2035	252,000	257,327
RLI Corp. 5.38%, 6/1/2036	500,000	485,820
Selective Insurance Group, Inc. 5.90%, 4/15/2035	200,000	207,306
Travelers Cos., Inc.:
3.05%, 6/8/2051	200,000	130,870
3.75%, 5/15/2046	220,000	171,092
4.00%, 5/30/2047	158,000	126,203
4.05%, 3/7/2048	285,000	228,188
4.10%, 3/4/2049	200,000	160,582
5.05%, 7/24/2035	55,000	54,817
5.35%, 11/1/2040	374,000	372,829
5.70%, 7/24/2055	460,000	462,650
Series MTN, 6.25%, 6/15/2037	326,000	354,991
6.75%, 6/20/2036	354,000	397,312
Unum Group:
4.00%, 6/15/2029	150,000	146,885
5.25%, 12/15/2035	235,000	231,414
5.75%, 8/15/2042	200,000	198,622
6.00%, 6/15/2054 (a)	105,000	102,897
W.R. Berkley Corp.:
3.15%, 9/30/2061	220,000	132,737
4.75%, 8/1/2044	200,000	179,122
Security Description	Principal Amount	Value
Willis North America, Inc.:
2.95%, 9/15/2029	$408,000	$386,086
4.50%, 9/15/2028	218,500	217,683
4.55%, 3/15/2031	280,000	275,036
5.05%, 9/15/2048	200,000	177,984
5.15%, 3/15/2036	220,000	215,681
5.90%, 3/5/2054 (a)	350,000	345,649
XL Group Ltd. 5.25%, 12/15/2043	215,000	201,911
		65,252,078
INTERNET — 0.9%
Airbnb, Inc.:
4.40%, 3/16/2029	150,000	149,135
4.65%, 3/16/2031	365,000	362,580
5.25%, 3/16/2036	210,000	209,217
Alibaba Group Holding Ltd.:
3.15%, 2/9/2051	464,000	310,667
3.25%, 2/9/2061	385,000	244,506
3.40%, 12/6/2027	557,000	549,369
4.00%, 12/6/2037	625,000	564,306
4.20%, 12/6/2047	518,000	425,335
4.40%, 12/6/2057 (a)	400,000	325,268
4.88%, 5/26/2030 (a)	574,000	581,571
5.25%, 5/26/2035 (a)	385,000	393,535
5.63%, 11/26/2054	200,000	198,654
Alphabet, Inc.:
0.80%, 8/15/2027	209,000	201,626
1.10%, 8/15/2030	834,500	732,007
1.90%, 8/15/2040	300,000	199,260
2.05%, 8/15/2050	996,000	531,914
3.70%, 2/15/2029	820,000	806,831
3.88%, 11/15/2028	585,000	579,665
4.00%, 5/15/2030	415,000	409,007
4.10%, 11/15/2030	835,000	821,740
4.10%, 2/15/2031	750,000	736,957
4.38%, 11/15/2032	440,000	433,167
4.40%, 2/15/2033	2,210,000	2,162,927
4.50%, 5/15/2035 (a)	500,000	487,855
4.70%, 11/15/2035	1,105,000	1,082,182
4.80%, 2/15/2036	2,470,000	2,427,170
5.25%, 5/15/2055	400,000	374,008
5.35%, 11/15/2045	884,000	857,091
5.45%, 11/15/2055	1,415,000	1,356,235
5.50%, 2/15/2046	475,000	467,633
5.65%, 2/15/2056	415,000	409,883
5.70%, 11/15/2075	825,000	793,493
5.75%, 2/15/2066	375,000	370,627
Amazon.com, Inc.:
1.65%, 5/12/2028	200,000	190,560
2.10%, 5/12/2031	814,000	725,559
2.50%, 6/3/2050	554,000	320,977
2.70%, 6/3/2060	723,000	391,946
2.88%, 5/12/2041	761,000	563,490
3.10%, 5/12/2051	1,001,000	650,139
3.15%, 8/22/2027	1,073,000	1,060,103
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.25%, 5/12/2061	$600,000	$369,270
3.45%, 4/13/2029	400,000	390,356
3.60%, 4/13/2032	306,000	289,929
3.85%, 3/13/2028	790,000	784,604
3.88%, 8/22/2037	1,326,000	1,186,306
3.90%, 11/20/2028	1,285,000	1,271,675
4.00%, 3/13/2029	1,105,000	1,093,154
4.05%, 8/22/2047	1,072,000	849,367
4.10%, 11/20/2030	850,000	835,567
4.25%, 3/13/2031	920,000	905,970
4.25%, 8/22/2057	851,000	659,440
4.35%, 3/20/2033	500,000	486,775
4.55%, 12/1/2027	269,000	270,205
4.55%, 3/13/2033	535,000	526,328
4.65%, 12/1/2029	974,000	980,389
4.65%, 11/20/2035	1,000,000	972,660
4.70%, 12/1/2032 (a)	779,000	782,505
4.80%, 12/5/2034	801,000	803,059
4.88%, 3/13/2036	3,555,000	3,498,973
5.45%, 11/20/2055	1,150,000	1,087,624
5.55%, 11/20/2065	800,000	748,000
5.65%, 3/13/2046	715,000	707,671
5.80%, 3/13/2056	3,555,000	3,524,285
5.95%, 3/13/2066	240,000	238,272
6.05%, 3/13/2076	340,000	338,824
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,929
AppLovin Corp.:
5.13%, 12/1/2029	450,000	453,312
5.38%, 12/1/2031	500,000	506,715
5.50%, 12/1/2034	500,000	503,990
Baidu, Inc. 3.43%, 4/7/2030 (a)	200,000	192,550
Booking Holdings, Inc.:
3.55%, 3/15/2028	324,000	319,224
5.38%, 5/7/2036	335,000	334,843
eBay, Inc.:
2.60%, 5/10/2031 (a)	160,000	144,139
2.70%, 3/11/2030	260,000	241,275
4.25%, 3/6/2029	100,000	98,805
5.13%, 11/6/2035	500,000	492,965
Expedia Group, Inc.:
2.95%, 3/15/2031	267,000	245,277
3.25%, 2/15/2030	302,000	286,692
3.80%, 2/15/2028	300,000	296,229
5.50%, 4/15/2036	1,000,000	990,230
JD.com, Inc. 3.38%, 1/14/2030	200,000	193,160
MercadoLibre, Inc. 4.90%, 1/15/2033	250,000	243,043
Meta Platforms, Inc.:
3.50%, 8/15/2027	284,000	281,634
3.85%, 8/15/2032	1,100,000	1,039,104
4.20%, 11/15/2030	1,565,000	1,540,257
4.30%, 8/15/2029	395,000	394,182
Security Description	Principal Amount	Value
4.45%, 8/15/2052 (a)	$1,011,000	$778,925
4.55%, 5/15/2031	855,000	850,400
4.60%, 5/15/2028 (a)	550,000	552,860
4.60%, 11/15/2032	1,153,000	1,133,826
4.65%, 8/15/2062	535,000	405,327
4.75%, 8/15/2034	1,165,000	1,143,401
4.88%, 5/15/2033	740,000	733,125
4.88%, 11/15/2035	1,092,000	1,062,571
5.25%, 5/15/2036	2,090,000	2,074,764
5.40%, 8/15/2054	1,315,000	1,161,987
5.50%, 11/15/2045	2,475,000	2,296,998
5.55%, 8/15/2064	1,053,000	920,206
5.60%, 5/15/2053	994,000	904,381
5.63%, 11/15/2055	899,000	814,692
5.75%, 5/15/2063	562,000	506,081
5.75%, 11/15/2065	1,600,000	1,436,832
6.20%, 5/15/2046	1,250,000	1,250,287
6.30%, 5/15/2056	815,000	810,998
6.45%, 5/15/2066	715,000	707,021
Netflix, Inc.:
4.88%, 4/15/2028	940,000	947,125
4.90%, 8/15/2034 (a)	425,000	423,852
5.40%, 8/15/2054 (a)	210,000	201,674
Tencent Music Entertainment Group 2.00%, 9/3/2030	345,000	310,645
Uber Technologies, Inc.:
4.15%, 1/15/2031	325,000	317,336
4.30%, 1/15/2030	500,000	494,260
4.80%, 9/15/2034	505,000	494,344
4.80%, 9/15/2035	410,000	398,073
5.35%, 9/15/2054 (a)	270,000	250,938
VeriSign, Inc.:
2.70%, 6/15/2031	275,000	246,936
4.75%, 7/15/2027	165,000	164,909
5.10%, 7/15/2031	165,000	165,474
5.25%, 6/1/2032	500,000	502,130
Weibo Corp. 3.38%, 7/8/2030 (a)	841,000	788,236
		82,112,572
INVESTMENT COMPANY SECURITIES — 0.2%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	125,000	123,004
5.70%, 1/23/2031 (b)	250,000	244,695
5.88%, 8/30/2030	100,000	98,859
6.70%, 7/29/2031 (a)	417,000	424,781
6.90%, 4/13/2029	200,000	205,194
ARES Capital Corp.:
5.10%, 1/15/2031	250,000	241,817
5.25%, 4/12/2031	245,000	238,084
5.50%, 9/1/2030	884,000	873,198
5.55%, 1/15/2030	1,000,000	994,250
5.80%, 3/8/2032 (a)	210,000	208,066
5.95%, 7/15/2029	263,000	265,462
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ARES Strategic Income Fund:
4.85%, 1/15/2029	$230,000	$226,106
5.15%, 1/15/2031	414,000	395,022
5.45%, 9/9/2028	200,000	199,358
5.55%, 4/15/2031	335,000	324,581
5.70%, 3/15/2028	227,000	226,682
5.80%, 9/9/2030	194,000	191,158
6.20%, 3/21/2032	200,000	197,636
6.35%, 8/15/2029	275,000	277,417
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030 (a)	270,000	263,380
5.95%, 3/1/2031	500,000	483,250
Barings BDC, Inc. 5.20%, 9/15/2028 (a)	222,000	218,412
Barings Private Credit Corp. 6.15%, 6/11/2030 (a)	450,000	439,551
Blackstone Private Credit Fund:
4.00%, 1/15/2029 (a)	214,000	204,535
5.05%, 9/10/2030	434,000	415,533
5.35%, 3/12/2031	250,000	240,373
5.60%, 11/22/2029	320,000	315,712
5.95%, 7/16/2029	250,000	250,015
5.95%, 5/15/2031 (a)	165,000	162,542
6.00%, 1/29/2032	493,000	485,388
6.00%, 11/22/2034 (a)	200,000	192,452
7.30%, 11/27/2028	258,000	265,890
Blackstone Secured Lending Fund:
5.13%, 1/31/2031 (a)	500,000	478,760
5.25%, 9/4/2029	500,000	491,915
5.90%, 5/21/2031	250,000	246,195
Blue Owl Capital Corp.:
2.88%, 6/11/2028	200,000	189,346
5.95%, 3/15/2029 (a)	200,000	199,892
6.30%, 8/15/2031	315,000	313,148
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	194,866
6.55%, 10/15/2031 (b)	300,000	298,539
6.60%, 9/15/2029	300,000	301,860
6.65%, 3/15/2031 (a)	225,000	224,566
7.75%, 9/16/2027	200,000	204,414
7.75%, 1/15/2029	260,000	268,011
Blue Owl Technology Finance Corp.:
6.13%, 1/23/2031	125,000	120,830
6.50%, 10/15/2029	250,000	247,707
6.75%, 4/4/2029 (a)	280,000	281,140
Capital Southwest Corp. 5.95%, 9/18/2030	200,000	199,216
Franklin BSP Capital Corp. 7.20%, 6/15/2029	200,000	204,696
Goldman Sachs BDC, Inc.:
5.10%, 1/28/2029	250,000	244,200
5.65%, 9/9/2030 (a)	320,000	314,496
Security Description	Principal Amount	Value
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028	$65,000	$64,704
5.88%, 1/31/2031	200,000	197,322
6.15%, 6/16/2031 (a) (b)	135,000	133,924
6.25%, 5/6/2030	137,000	138,704
Golub Capital BDC, Inc.:
6.00%, 7/15/2029	143,000	143,152
6.25%, 6/1/2031	415,000	411,033
Golub Capital Private Credit Fund:
5.45%, 8/15/2028	200,000	197,482
5.60%, 4/15/2031 (b)	250,000	239,418
HA Sustainable Infrastructure Capital, Inc.:
6.00%, 3/15/2036	200,000	197,406
6.15%, 1/15/2031	500,000	511,880
6.38%, 7/1/2034	471,000	480,721
HPS Corporate Lending Fund:
4.90%, 9/11/2028	200,000	196,026
5.45%, 1/14/2028	210,000	209,273
5.45%, 11/15/2030	300,000	290,106
5.85%, 6/5/2030	250,000	246,347
5.95%, 4/14/2032	200,000	195,782
6.30%, 8/19/2031 (b)	350,000	348,593
Morgan Stanley Direct Lending Fund:
6.10%, 7/15/2031 (d)	250,000	246,827
6.15%, 5/17/2029	200,000	201,690
MSD Investment Corp.:
6.13%, 2/5/2031 (b)	250,000	244,070
6.38%, 6/12/2029 (a) (b)	85,000	85,165
Oaktree Strategic Credit Fund 6.50%, 7/23/2029	200,000	201,634
Sixth Street Lending Partners:
6.13%, 7/15/2030	408,000	409,889
6.50%, 3/11/2029	300,000	306,123
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030 (a)	214,000	212,016
5.65%, 8/15/2031	500,000	490,720
T Rowe Price Oha Select Private Credit Fund 6.50%, 7/2/2031 (b) (d)	285,000	281,694
Trinity Capital, Inc. 7.00%, 5/21/2031	250,000	253,085
		22,050,986
IRON/STEEL — 0.1%
ArcelorMittal SA:
5.38%, 5/19/2036	500,000	495,520
6.55%, 11/29/2027	578,000	591,912
6.80%, 11/29/2032 (a)	525,000	576,403
7.00%, 10/15/2039	280,000	309,588
Gerdau Trade, Inc. 5.75%, 6/9/2035	200,000	204,568
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Nucor Corp.:
3.13%, 4/1/2032	$201,000	$184,504
3.95%, 5/1/2028	473,000	468,913
5.10%, 6/1/2035	500,000	502,520
Reliance, Inc. 2.15%, 8/15/2030	250,000	225,097
Steel Dynamics, Inc.:
1.65%, 10/15/2027	200,000	192,868
3.25%, 1/15/2031	210,000	196,904
3.25%, 10/15/2050	200,000	134,582
3.45%, 4/15/2030	200,000	190,746
4.00%, 12/15/2028	225,000	221,639
5.25%, 5/15/2035	255,000	255,625
Vale Overseas Ltd.:
3.75%, 7/8/2030	566,000	539,126
6.13%, 6/12/2033	500,000	524,665
6.40%, 6/28/2054 (a)	380,000	386,699
6.88%, 11/10/2039 (a)	220,000	244,603
8.25%, 1/17/2034	220,000	258,507
		6,704,989
IT SERVICES — 0.2%
Accenture Capital, Inc.:
3.90%, 10/4/2027	590,000	587,339
4.05%, 10/4/2029	495,000	487,377
4.25%, 10/4/2031	165,000	161,020
4.50%, 10/4/2034	160,000	153,482
Apple, Inc.:
4.00%, 5/10/2028	785,000	781,884
4.20%, 5/12/2030	500,000	498,845
4.30%, 5/10/2033 (a)	520,000	515,632
4.50%, 5/12/2032 (a)	510,000	512,754
4.75%, 5/12/2035 (a)	300,000	301,206
4.85%, 5/10/2053 (a)	255,000	233,922
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	250,000	251,138
5.95%, 4/15/2035 (a)	200,000	199,080
CGI, Inc. 4.95%, 3/14/2030	367,000	365,411
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	470,000	358,178
4.15%, 2/15/2029	200,000	197,620
4.35%, 2/1/2030	344,000	339,373
4.50%, 2/15/2031	690,000	680,747
4.75%, 4/1/2028	480,000	481,440
4.75%, 7/15/2031	235,000	233,604
4.75%, 10/6/2032 (a)	290,000	286,561
4.85%, 2/1/2035 (a)	250,000	243,830
5.00%, 4/1/2030	180,000	181,582
5.00%, 2/15/2034	350,000	345,534
5.10%, 2/15/2036	500,000	492,755
5.25%, 2/15/2037	500,000	492,285
5.30%, 4/1/2032	125,000	127,093
5.40%, 4/15/2034 (a)	485,000	491,921
5.50%, 4/1/2035	200,000	203,646
Security Description	Principal Amount	Value
Gartner, Inc. 4.95%, 3/20/2031	$200,000	$195,182
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	243,000	241,646
4.15%, 9/15/2028	110,000	108,875
4.40%, 9/25/2027	300,000	299,388
4.40%, 10/15/2030	455,000	446,446
4.50%, 3/23/2028	250,000	249,730
4.55%, 10/15/2029	618,000	614,465
4.60%, 3/23/2029	175,000	174,704
4.85%, 10/15/2031	368,000	366,381
5.00%, 10/15/2034	685,000	671,416
5.25%, 7/1/2028	325,000	328,939
5.25%, 4/1/2033	290,000	291,047
5.60%, 10/15/2054 (a)	550,000	510,367
HP, Inc. 5.40%, 4/25/2030	230,000	234,135
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2029	411,000	410,963
4.90%, 2/5/2034	200,000	197,652
5.25%, 2/5/2044	450,000	417,793
International Business Machines Corp.:
4.00%, 2/3/2029	125,000	123,423
4.30%, 2/3/2031	250,000	245,780
4.60%, 2/3/2033	175,000	171,367
4.65%, 2/10/2028	500,000	501,330
4.80%, 2/10/2030	525,000	527,777
4.95%, 2/3/2036	350,000	341,358
5.00%, 2/10/2032	510,000	512,815
5.20%, 2/10/2035 (a)	450,000	451,602
5.70%, 2/10/2055	500,000	478,700
5.80%, 2/3/2056	205,000	198,620
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	150,000	141,150
Leidos, Inc.:
5.00%, 3/15/2036 (a)	402,000	386,901
5.40%, 3/15/2032	270,000	273,567
5.50%, 3/15/2035	335,000	337,469
NetApp, Inc. 5.50%, 3/17/2032	259,000	264,462
		20,920,709
LEISURE TIME — 0.0% *
Brunswick Corp. 4.40%, 9/15/2032 (a)	200,000	189,694
Royal Caribbean Cruises Ltd.:
4.75%, 5/15/2033	500,000	486,910
5.25%, 2/27/2038	550,000	532,109
5.38%, 1/15/2036	405,000	402,007
		1,610,720
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	$200,000	$191,838
3.70%, 1/15/2031	183,000	172,708
5.85%, 8/1/2034 (a)	200,000	203,162
Hyatt Hotels Corp.:
5.05%, 3/30/2028	148,000	148,836
5.38%, 12/15/2031	520,000	528,237
5.40%, 12/15/2035	210,000	208,133
5.75%, 3/30/2032	125,000	128,784
Las Vegas Sands Corp.:
3.90%, 8/8/2029	373,000	359,990
5.30%, 5/15/2031	250,000	248,967
5.63%, 6/15/2028	475,000	480,733
5.65%, 5/18/2033	75,000	75,029
6.00%, 6/14/2030	350,000	359,670
6.20%, 8/15/2034	200,000	205,846
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	390,000	338,785
Series HH, 2.85%, 4/15/2031	371,000	340,834
Series X, 4.00%, 4/15/2028	248,000	245,954
4.20%, 7/15/2027	100,000	99,850
4.50%, 10/15/2031 (a)	350,000	344,904
4.50%, 5/1/2033	155,000	149,887
Series FF, 4.63%, 6/15/2030	404,000	403,022
4.80%, 3/15/2030	200,000	200,828
4.88%, 5/15/2029 (a)	200,000	201,470
5.00%, 10/15/2027	333,000	335,268
5.10%, 4/15/2032	320,000	323,530
5.10%, 5/1/2038 (a)	300,000	289,290
5.25%, 10/15/2035	200,000	199,994
5.35%, 3/15/2035	200,000	201,824
5.50%, 4/15/2037	376,000	379,422
5.55%, 10/15/2028	540,000	550,676
Sands China Ltd.:
3.25%, 8/8/2031	220,000	199,806
5.40%, 8/8/2028	720,000	724,838
		8,842,115
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027	167,000	165,849
3.70%, 1/10/2028	200,000	198,352
3.75%, 2/23/2029	500,000	491,810
3.95%, 11/14/2028	450,000	445,545
Series K, 4.10%, 8/15/2028	275,000	273,554
4.15%, 1/8/2031	300,000	295,083
Series L, 4.20%, 5/15/2028	500,000	498,375
Series L, 4.30%, 5/15/2029	375,000	373,642
4.38%, 8/16/2029	195,000	194,532
Security Description	Principal Amount	Value
4.40%, 10/15/2027	$250,000	$250,433
4.40%, 3/3/2028	500,000	500,555
Series L, 4.50%, 5/15/2031	315,000	313,368
4.60%, 11/15/2027	300,000	301,293
4.70%, 11/15/2029	450,000	453,393
4.80%, 1/8/2030	100,000	101,376
4.85%, 2/27/2029 (a)	445,000	450,233
Caterpillar, Inc.:
3.25%, 9/19/2049 (a)	328,000	231,519
3.80%, 8/15/2042	550,000	456,247
5.20%, 5/15/2035 (a)	500,000	510,250
5.20%, 5/27/2041	326,000	326,114
6.05%, 8/15/2036 (a)	385,000	418,403
GE Vernova, Inc.:
4.25%, 2/4/2031	470,000	462,701
4.88%, 2/4/2036	270,000	265,715
5.50%, 2/4/2056	185,000	179,463
Oshkosh Corp. 3.10%, 3/1/2030	150,000	141,026
Vertiv Holdings Co.:
4.85%, 3/15/2036	265,000	257,516
5.65%, 3/15/2046	215,000	210,289
5.80%, 3/15/2056	200,000	196,880
5.95%, 3/15/2066	215,000	212,674
		9,176,190
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034	200,000	203,744
CNH Industrial Capital LLC:
4.38%, 3/7/2031	200,000	195,650
4.50%, 10/16/2030	200,000	197,058
4.75%, 3/21/2028	225,000	225,437
4.95%, 6/25/2031	300,000	299,568
5.50%, 1/12/2029	399,000	406,461
Deere & Co.:
3.75%, 4/15/2050	285,000	219,384
3.90%, 6/9/2042	600,000	508,662
5.45%, 1/16/2035 (a)	250,000	258,535
Deere Funding Canada Corp. 4.15%, 10/9/2030	230,000	225,865
Dover Corp. 5.38%, 3/1/2041	200,000	199,082
Flowserve Corp.:
2.80%, 1/15/2032	447,000	396,614
5.70%, 5/15/2036	165,000	165,889
IDEX Corp.:
3.00%, 5/1/2030	200,000	187,458
4.95%, 9/1/2029	250,000	251,442
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	351,000	356,314
5.45%, 6/15/2034	460,000	468,377
5.70%, 8/14/2033	350,000	364,038
John Deere Capital Corp.:
1.45%, 1/15/2031	320,000	279,011
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, 1.50%, 3/6/2028	$392,000	$374,297
Series MTN, 2.80%, 7/18/2029	495,000	472,111
Series MTN, 3.05%, 1/6/2028	250,000	245,553
Series I, 3.90%, 3/9/2029 (a)	300,000	296,262
Series I, 4.13%, 1/18/2029	165,000	163,989
Series MTN, 4.15%, 9/15/2027	310,000	309,656
Series I, 4.20%, 3/10/2031	105,000	103,198
Series I, 4.25%, 6/5/2028	400,000	399,388
Series I, 4.38%, 4/15/2031	375,000	371,160
4.40%, 9/8/2031	225,000	223,094
Series J, 4.40%, 6/15/2029	390,000	389,727
4.50%, 1/16/2029	848,000	850,493
Series I, 4.55%, 6/5/2030	204,000	204,122
4.65%, 1/7/2028	210,000	211,184
Series MTN, 4.70%, 6/10/2030 (a)	564,000	567,711
Series MTN, 4.85%, 6/11/2029	500,000	506,335
Series MTN, 4.90%, 3/7/2031	350,000	354,536
Series MTN, 4.95%, 7/14/2028	520,000	526,495
Series MTN, 5.05%, 6/12/2034	500,000	504,965
Series MTN, 5.10%, 4/11/2034	950,000	963,746
Series I, 5.15%, 9/8/2033	300,000	306,828
Nordson Corp. 4.50%, 12/15/2029	400,000	397,232
Otis Worldwide Corp.:
3.11%, 2/15/2040	433,000	332,765
3.36%, 2/15/2050	205,000	143,400
4.49%, 5/7/2029	315,000	313,759
5.13%, 11/19/2031	209,000	211,989
5.13%, 9/4/2035 (a)	155,000	154,372
5.25%, 8/16/2028	362,000	366,663
Regal Rexnord Corp. 6.40%, 4/15/2033	378,000	401,168
Rockwell Automation, Inc.:
1.75%, 8/15/2031	150,000	130,256
4.20%, 3/1/2049	285,000	236,644
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	721,151	722,146
5.50%, 5/29/2035	250,000	255,080
Xylem, Inc.:
1.95%, 1/30/2028	386,000	371,097
4.38%, 11/1/2046	200,000	166,830
5.20%, 6/1/2033	280,000	283,755
5.45%, 6/1/2036	235,000	239,315
		18,479,910
Security Description	Principal Amount	Value
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	$375,000	$317,734
2.80%, 4/1/2031	300,000	267,402
3.50%, 6/1/2041	588,000	411,147
3.50%, 3/1/2042	520,000	359,440
3.70%, 4/1/2051	800,000	496,744
3.85%, 4/1/2061	941,000	550,325
3.90%, 6/1/2052	726,000	462,469
3.95%, 6/30/2062	525,000	309,986
4.40%, 12/1/2061	473,000	303,794
4.80%, 3/1/2050	902,000	672,459
5.13%, 7/1/2049	496,000	383,339
5.25%, 4/1/2053 (a)	480,000	374,784
5.38%, 4/1/2038	415,000	371,765
5.38%, 5/1/2047	254,000	204,754
5.75%, 4/1/2048	1,389,000	1,169,635
5.85%, 12/1/2035	889,000	860,214
6.38%, 10/23/2035	755,000	753,883
6.48%, 10/23/2045	1,187,000	1,090,378
6.55%, 6/1/2034	550,000	561,193
6.65%, 2/1/2034	400,000	410,284
6.70%, 12/1/2055 (a)	325,000	309,582
6.83%, 10/23/2055	300,000	280,596
Comcast Corp.:
1.95%, 1/15/2031	741,000	653,406
2.45%, 8/15/2052	265,000	135,579
2.65%, 2/1/2030	410,000	382,005
2.80%, 1/15/2051	435,000	244,274
2.89%, 11/1/2051	1,688,000	955,830
2.94%, 11/1/2056	2,110,000	1,140,729
2.99%, 11/1/2063	1,275,000	663,701
3.20%, 7/15/2036 (a)	375,000	311,164
3.25%, 11/1/2039	860,000	655,466
3.40%, 7/15/2046	550,000	371,646
3.45%, 2/1/2050	1,127,000	724,199
3.75%, 4/1/2040	300,000	239,913
3.90%, 3/1/2038	416,000	351,890
3.97%, 11/1/2047	630,000	453,260
4.00%, 3/1/2048	205,000	148,810
4.00%, 11/1/2049	608,000	431,504
4.20%, 8/15/2034	271,000	251,805
4.25%, 10/15/2030	581,000	569,682
4.25%, 1/15/2033	714,000	680,828
4.40%, 8/15/2035	290,000	269,413
4.60%, 10/15/2038	419,000	378,076
4.60%, 8/15/2045	330,000	267,623
4.65%, 2/15/2033 (a)	390,000	381,506
4.65%, 7/15/2042	218,000	185,950
4.80%, 5/15/2033 (a)	550,000	541,206
4.95%, 5/15/2032	364,000	365,005
4.95%, 10/15/2058	200,000	160,530
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.30%, 6/1/2034 (a)	$540,000	$542,106
5.30%, 5/15/2035 (a)	250,000	250,548
5.35%, 5/15/2053 (a)	472,000	407,397
5.50%, 11/15/2032 (a)	825,000	849,684
5.50%, 5/15/2064	550,000	473,006
5.65%, 6/15/2035	320,000	325,155
5.65%, 6/1/2054 (a)	225,000	203,049
6.05%, 5/15/2055 (a)	286,000	273,665
6.45%, 3/15/2037	400,000	429,764
7.05%, 3/15/2033	281,000	312,354
Discovery Communications LLC:
4.65%, 5/15/2050	420	225
5.20%, 9/20/2047	3,000	1,627
FactSet Research Systems, Inc. 3.45%, 3/1/2032 (a)	200,000	180,002
Fox Corp.:
3.50%, 4/8/2030	200,000	191,296
4.71%, 1/25/2029	811,000	810,432
5.48%, 1/25/2039	998,000	965,505
6.50%, 10/13/2033	511,000	543,730
NBCUniversal Media LLC:
4.45%, 1/15/2043	275,000	234,011
5.95%, 4/1/2041	200,000	206,758
6.40%, 4/30/2040	601,000	649,459
Space Exploration Technologies Corp.:
5.35%, 7/15/2031 (b)	1,750,000	1,748,093
5.65%, 7/15/2033 (b)	1,750,000	1,740,095
5.88%, 7/15/2036 (b)	1,600,000	1,578,816
6.60%, 7/15/2046 (b)	1,200,000	1,167,276
6.65%, 7/15/2056 (b)	1,200,000	1,157,220
Time Warner Cable LLC:
4.50%, 9/15/2042	680,000	512,434
5.50%, 9/1/2041	521,500	445,444
5.88%, 11/15/2040	265,000	237,244
6.55%, 5/1/2037	954,000	945,404
6.75%, 6/15/2039	488,000	477,025
7.30%, 7/1/2038	527,000	541,155
TWDC Enterprises 18 Corp. Series E, 4.13%, 12/1/2041	150,000	128,439
Walt Disney Co.:
2.00%, 9/1/2029	788,000	731,823
2.20%, 1/13/2028	400,538	388,638
2.65%, 1/13/2031	700,000	646,443
2.75%, 9/1/2049	917,000	570,108
3.60%, 1/13/2051	1,128,000	823,203
3.75%, 3/14/2029	520,000	511,680
3.80%, 5/13/2060	273,000	197,425
4.00%, 3/14/2031	503,000	491,441
4.63%, 3/14/2036	800,000	776,048
4.63%, 3/23/2040	405,000	377,505
4.75%, 9/15/2044	800,000	717,088
4.75%, 11/15/2046	307,000	272,389
4.95%, 10/15/2045	257,000	234,646
Security Description	Principal Amount	Value
5.40%, 10/1/2043	$222,000	$217,316
6.15%, 3/1/2037	200,000	216,392
6.40%, 12/15/2035	514,000	566,294
6.65%, 11/15/2037	591,000	661,684
7.75%, 12/1/2045	200,000	248,702
		50,014,150
METAL FABRICATE & HARDWARE — 0.0% *
Precision Castparts Corp.:
3.90%, 1/15/2043	200,000	165,222
4.38%, 6/15/2045	205,000	176,439
		341,661
MINING — 0.2%
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	643,071
5.75%, 5/1/2043	294,000	296,499
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	384,000	330,797
4.75%, 2/28/2028	471,000	473,454
5.00%, 2/21/2030	416,000	421,158
5.00%, 2/15/2036 (a)	210,000	209,416
5.00%, 9/30/2043	1,076,000	1,014,420
5.10%, 9/8/2028	573,000	579,996
5.13%, 2/21/2032	205,000	208,270
5.25%, 9/8/2033	627,000	640,092
5.30%, 2/21/2035 (a)	400,000	407,624
5.50%, 9/8/2053	243,000	239,268
5.75%, 9/5/2055	110,000	111,671
Freeport-McMoRan, Inc.:
5.00%, 9/1/2027	250,000	250,160
5.40%, 11/14/2034	300,000	305,169
5.45%, 3/15/2043 (a)	796,000	769,827
Kinross Gold Corp. 6.25%, 7/15/2033	250,000	263,927
Newmont Corp.:
2.60%, 7/15/2032 (a)	300,000	268,659
4.88%, 3/15/2042	200,000	188,914
5.45%, 6/9/2044	210,000	205,414
5.88%, 4/1/2035	230,000	242,919
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	200,000	161,196
5.35%, 3/15/2034	350,000	358,620
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	100,000	104,479
6.13%, 12/15/2033	225,000	240,460
7.25%, 3/15/2031	270,000	297,967
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	500,000	308,270
Rio Tinto Finance USA PLC:
4.75%, 3/22/2042	175,000	161,583
4.88%, 3/14/2030	394,000	397,668
5.00%, 3/14/2032	520,000	525,450
5.00%, 3/9/2033	442,000	445,607
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.13%, 3/9/2053	$1,015,000	$940,692
5.25%, 3/14/2035	165,000	167,590
5.75%, 3/14/2055 (a)	714,000	721,997
5.88%, 3/14/2065	250,000	254,040
Southern Copper Corp.:
5.25%, 11/8/2042	361,000	339,946
6.75%, 4/16/2040	885,000	976,359
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	178,294
		14,650,943
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	617,000	578,431
2.88%, 10/15/2027	340,000	333,496
3.05%, 4/15/2030	172,000	162,564
3.25%, 8/26/2049	300,000	205,449
Series MTN, 3.38%, 3/1/2029	400,000	388,368
Series MTN, 3.63%, 10/15/2047	210,000	156,765
Series MTN, 3.88%, 6/15/2044	227,000	181,938
Series MTN, 4.00%, 9/14/2048	200,000	157,324
4.80%, 3/15/2030	200,000	201,190
5.15%, 3/15/2035 (a)	200,000	201,948
Series MTN, 5.70%, 3/15/2037	350,000	362,026
Eaton Corp.:
3.85%, 3/6/2028	600,000	594,360
3.92%, 9/15/2047	215,000	171,697
3.95%, 3/6/2029	350,000	345,026
4.00%, 11/2/2032	148,000	142,782
4.15%, 3/15/2033 (a)	440,000	425,075
4.20%, 3/6/2031	755,000	740,149
4.35%, 5/18/2028	130,000	129,905
4.50%, 3/6/2033	450,000	440,730
4.70%, 8/23/2052 (a)	483,000	429,141
4.80%, 3/6/2036	305,000	299,245
5.45%, 3/6/2056	435,000	426,805
Illinois Tool Works, Inc. 3.90%, 9/1/2042	300,000	250,197
Parker-Hannifin Corp.:
3.25%, 6/14/2029	452,000	436,329
4.00%, 6/14/2049	467,000	372,124
Series MTN, 4.20%, 11/21/2034	510,000	487,259
Series MTN, 4.45%, 11/21/2044	219,000	192,694
4.50%, 9/15/2029	300,000	299,853
Pentair Finance SARL 4.50%, 7/1/2029	250,000	248,617
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	220,000	211,488
2.75%, 4/1/2031	379,000	346,296
Security Description	Principal Amount	Value
Textron, Inc.:
3.90%, 9/17/2029	$212,000	$206,520
4.95%, 3/15/2036	415,000	403,953
5.50%, 5/15/2035	200,000	203,460
		10,733,204
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank 4.13%, 1/18/2029	555,000	554,434
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	453,000	433,204
3.57%, 12/1/2031 (a)	362,000	332,544
		765,748
OIL & GAS — 0.8%
Antero Resources Corp. 5.40%, 2/1/2036	390,000	382,945
APA Corp.:
4.75%, 4/15/2043	94,000	75,201
6.75%, 2/15/2055	215,000	224,428
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	356,000	317,847
2.72%, 1/12/2032	776,000	697,927
2.77%, 11/10/2050	490,000	301,571
2.94%, 6/4/2051	1,365,000	864,072
3.00%, 2/24/2050	636,000	412,573
3.00%, 3/17/2052	316,000	201,330
3.06%, 6/17/2041	225,000	169,376
3.38%, 2/8/2061	686,000	441,983
3.63%, 4/6/2030	264,000	255,101
4.23%, 11/6/2028	927,000	920,771
4.70%, 4/10/2029	1,000,000	1,003,780
4.81%, 2/13/2033	371,000	368,529
4.87%, 11/25/2029 (a)	355,000	358,199
4.89%, 9/11/2033	710,000	706,720
4.97%, 10/17/2029	360,000	364,032
5.23%, 11/17/2034	870,000	881,380
BP Capital Markets PLC 3.72%, 11/28/2028	258,000	253,268
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	823,000	769,620
Series GMTN, 4.95%, 6/1/2047	275,000	244,024
5.00%, 12/15/2029	413,000	417,126
5.40%, 12/15/2034	200,000	201,810
6.50%, 2/15/2037	172,000	185,345
Cenovus Energy, Inc.:
3.75%, 2/15/2052	275,000	196,031
4.65%, 3/20/2031	375,000	370,189
5.40%, 3/20/2036	135,000	133,693
5.40%, 6/15/2047	265,000	244,354
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Chevron Corp.:
2.24%, 5/11/2030 (a)	$456,000	$419,401
3.08%, 5/11/2050	350,000	234,724
Chevron USA, Inc.:
1.02%, 8/12/2027	437,000	422,474
2.34%, 8/12/2050	100,000	57,371
3.25%, 10/15/2029 (a)	618,000	595,758
3.95%, 8/13/2027	300,000	299,535
4.05%, 8/13/2028	155,000	154,225
4.30%, 10/15/2030 (a)	395,000	392,752
4.48%, 2/26/2028	482,000	483,287
4.50%, 10/15/2032 (a)	200,000	199,034
4.82%, 4/15/2032	354,000	357,508
4.85%, 10/15/2035 (a)	570,000	568,062
4.98%, 4/15/2035 (a)	363,000	365,102
CNOOC Finance 2014 ULC 4.88%, 4/30/2044 (a)	105,000	102,775
CNOOC Finance 2015 Australia Pty. Ltd. 4.20%, 5/5/2045	200,000	179,210
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	1,354,000	1,350,845
CNOOC Petroleum North America ULC 6.40%, 5/15/2037	325,000	372,070
ConocoPhillips:
5.90%, 10/15/2032	423,000	448,634
5.90%, 5/15/2038	136,000	143,537
6.50%, 2/1/2039	360,000	398,509
ConocoPhillips Co.:
3.80%, 3/15/2052	300,000	219,837
4.03%, 3/15/2062	634,000	462,655
4.30%, 11/15/2044	200,000	167,448
4.85%, 1/15/2032	350,000	352,250
5.00%, 1/15/2035	650,000	648,784
5.05%, 9/15/2033 (a)	538,000	544,999
5.30%, 5/15/2053	810,000	754,053
5.50%, 1/15/2055 (a)	417,000	399,628
5.65%, 1/15/2065	200,000	192,870
5.70%, 9/15/2063	200,000	195,012
6.95%, 4/15/2029	400,000	425,008
Continental Resources, Inc. 4.38%, 1/15/2028	400,000	397,368
Devon Energy Corp.:
4.38%, 3/15/2029 (b)	200,000	198,280
4.50%, 1/15/2030 (a)	200,000	198,524
4.75%, 5/15/2042	279,000	248,664
5.00%, 6/15/2045	345,000	309,351
5.20%, 9/15/2034	200,000	200,224
5.40%, 2/15/2035 (a) (b)	363,000	365,889
5.60%, 3/15/2034 (b)	310,000	317,790
5.60%, 7/15/2041	528,000	519,959
5.75%, 9/15/2054 (a)	200,000	192,708
5.90%, 2/15/2055 (b)	235,000	231,595
7.88%, 9/30/2031	250,000	284,988
Security Description	Principal Amount	Value
7.95%, 4/15/2032	$200,000	$229,292
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	240,813
3.50%, 12/1/2029	538,000	518,842
5.40%, 4/18/2034	583,000	591,238
5.55%, 4/1/2035	355,000	362,196
5.75%, 4/18/2054	435,000	422,868
5.90%, 4/18/2064	855,000	839,584
6.25%, 3/15/2033	524,000	557,536
EOG Resources, Inc.:
3.90%, 4/1/2035	527,000	481,689
4.40%, 7/15/2028	275,000	274,434
4.40%, 1/15/2031	290,000	286,123
5.00%, 7/15/2032	200,000	201,344
5.35%, 1/15/2036	355,000	358,816
5.65%, 12/1/2054	337,000	329,903
5.95%, 7/15/2055	340,000	346,372
EQT Corp.:
4.75%, 1/15/2031	500,000	494,995
5.00%, 1/15/2029	239,000	239,686
5.75%, 2/1/2034	426,000	435,329
7.50%, 6/1/2030	250,000	269,680
Equinor ASA:
2.38%, 5/22/2030	442,000	407,179
3.13%, 4/6/2030 (a)	662,000	630,078
3.70%, 4/6/2050	250,000	187,548
4.25%, 6/2/2028	545,000	543,943
4.50%, 9/3/2030	699,000	696,924
4.75%, 11/14/2035	709,000	690,389
5.13%, 6/3/2035	325,000	328,006
Expand Energy Corp.:
4.75%, 2/1/2032	829,000	807,836
5.38%, 2/1/2029	200,000	199,952
5.38%, 3/15/2030	369,000	370,472
5.70%, 1/15/2035	415,000	419,295
Exxon Mobil Corp.:
2.44%, 8/16/2029	679,000	641,519
2.61%, 10/15/2030 (a)	1,107,000	1,026,709
3.00%, 8/16/2039	400,000	316,636
3.10%, 8/16/2049	156,000	105,526
3.45%, 4/15/2051	1,046,000	745,453
3.48%, 3/19/2030	700,000	677,859
4.23%, 3/19/2040	737,000	663,904
4.33%, 3/19/2050	900,000	751,041
Hess Corp.:
5.60%, 2/15/2041	525,000	531,610
5.80%, 4/1/2047	591,000	596,390
6.00%, 1/15/2040	400,000	420,952
HF Sinclair Corp.:
5.50%, 9/1/2032	300,000	301,611
5.75%, 1/15/2031	200,000	204,264
Marathon Petroleum Corp.:
4.50%, 4/1/2048	200,000	161,898
4.75%, 9/15/2044	200,000	174,790
5.15%, 3/1/2030	535,000	542,303
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.70%, 3/1/2035	$375,000	$384,945
6.50%, 3/1/2041	428,000	459,043
Occidental Petroleum Corp.:
4.20%, 3/15/2048	200,000	160,038
5.38%, 1/1/2032	425,000	433,500
5.55%, 10/1/2034 (a)	585,000	598,338
6.05%, 10/1/2054 (a)	528,000	534,948
6.45%, 9/15/2036	907,000	972,440
6.60%, 3/15/2046	550,000	584,353
6.63%, 9/1/2030	215,000	227,384
7.50%, 5/1/2031	404,000	447,212
Ovintiv, Inc.:
6.25%, 7/15/2033	340,000	357,588
6.50%, 8/15/2034	200,000	213,566
6.63%, 8/15/2037	200,000	214,050
Patterson-UTI Energy, Inc. 6.05%, 5/15/2036	165,000	164,347
Phillips 66 Co.:
2.15%, 12/15/2030	200,500	179,861
3.15%, 12/15/2029	518,000	492,504
3.30%, 3/15/2052	776,000	509,095
3.75%, 3/1/2028	424,000	418,412
4.65%, 11/15/2034	495,000	479,427
4.88%, 11/15/2044	760,000	676,879
4.95%, 3/15/2035	200,000	197,042
5.50%, 3/15/2055	150,000	139,514
5.65%, 6/15/2054 (a)	950,000	897,645
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	683,000	639,343
2.75%, 4/6/2030	546,000	512,306
3.00%, 11/26/2051 (b)	550,000	357,203
3.13%, 11/7/2049 (b)	355,000	239,799
3.25%, 4/6/2050	592,000	409,232
3.75%, 9/12/2046	698,000	539,135
3.88%, 11/13/2028 (b)	300,000	296,058
4.00%, 5/10/2046	657,000	524,746
4.13%, 11/6/2030	475,000	466,483
4.13%, 5/11/2035	463,000	436,220
4.38%, 5/11/2045	794,000	675,956
4.75%, 1/6/2036	600,000	587,172
5.50%, 3/25/2040 (b)	370,000	373,541
6.38%, 12/15/2038 (b)	740,000	808,931
Shell International Finance BV 3.63%, 8/21/2042	220,000	174,110
Suncor Energy, Inc.:
5.95%, 12/1/2034	190,000	198,123
6.80%, 5/15/2038	266,000	292,294
6.85%, 6/1/2039	390,000	431,250
7.15%, 2/1/2032	150,000	165,194
TotalEnergies Capital International SA:
2.83%, 1/10/2030	382,700	361,322
2.99%, 6/29/2041 (a)	700,000	523,740
3.13%, 5/29/2050	231,000	153,763
3.39%, 6/29/2060	220,000	143,156
Security Description	Principal Amount	Value
3.46%, 7/12/2049	$450,000	$319,909
TotalEnergies Capital SA:
3.88%, 10/11/2028	109,000	107,936
4.72%, 9/10/2034 (a)	379,000	374,479
5.15%, 4/5/2034	526,000	533,332
5.43%, 9/10/2064	550,000	517,077
5.49%, 4/5/2054	765,000	739,242
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	700,000	688,289
4.57%, 1/13/2033	600,000	588,306
4.86%, 1/13/2036	415,000	406,625
Valero Energy Corp.:
3.65%, 12/1/2051	325,000	226,268
5.15%, 2/15/2030	235,000	238,471
5.15%, 3/10/2036	500,000	492,415
6.63%, 6/15/2037	997,000	1,095,474
7.50%, 4/15/2032	300,000	339,189
Woodside Finance Ltd.:
5.40%, 5/19/2030	500,000	508,210
5.70%, 5/19/2032	500,000	514,445
5.70%, 9/12/2054	250,000	239,670
6.00%, 5/19/2035	500,000	519,665
		75,460,959
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	422,000	415,543
4.05%, 3/11/2029	250,000	246,438
4.08%, 12/15/2047	668,500	530,709
4.35%, 6/15/2031	600,000	588,048
4.49%, 5/1/2030	349,000	346,742
4.65%, 6/15/2033	500,000	488,920
5.00%, 6/15/2036	637,000	623,120
5.85%, 6/15/2056	500,000	493,990
Halliburton Co.:
2.92%, 3/1/2030	400,000	375,500
4.50%, 11/15/2041	200,000	174,992
4.85%, 11/15/2035 (a)	431,000	418,531
5.00%, 11/15/2045	720,000	644,350
6.70%, 9/15/2038	308,000	339,475
NOV, Inc. 3.60%, 12/1/2029	340,000	326,777
Schlumberger Investment SA:
4.55%, 5/7/2031	245,000	243,461
4.80%, 5/7/2033 (a)	210,000	208,887
5.15%, 5/7/2036	175,000	174,186
		6,639,669
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	315,000	290,679
2.69%, 5/25/2031 (a)	345,000	312,373
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.25%, 3/8/2029 (a)	$165,000	$163,424
4.80%, 3/17/2028	475,000	476,454
5.10%, 3/17/2030	403,000	407,074
5.50%, 3/17/2035 (a)	380,000	386,247
AptarGroup, Inc. 4.75%, 3/30/2031	350,000	346,752
Berry Global, Inc.:
5.65%, 1/15/2034	325,000	332,709
5.80%, 6/15/2031	235,000	243,700
Packaging Corp. of America:
3.00%, 12/15/2029	365,000	345,564
3.40%, 12/15/2027	200,000	197,068
4.05%, 12/15/2049	200,000	155,738
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	295,000	299,106
5.44%, 4/3/2034	258,000	261,421
5.78%, 4/3/2054 (a)	500,000	499,705
Smurfit Westrock Financing DAC 5.19%, 1/15/2036 (a)	353,000	349,791
Sonoco Products Co.:
2.85%, 2/1/2032	200,000	179,722
3.13%, 5/1/2030	200,000	187,878
5.75%, 11/1/2040	210,000	212,008
WestRock MWV LLC 8.20%, 1/15/2030	274,000	303,485
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	200,000	175,978
3.90%, 6/1/2028	248,000	244,719
4.20%, 6/1/2032	200,000	191,934
4.90%, 3/15/2029	528,500	530,371
		7,093,900
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
3.20%, 11/21/2029	1,670,000	1,599,108
3.78%, 3/3/2028	530,000	524,806
4.05%, 11/21/2039	1,450,000	1,277,174
4.13%, 3/15/2031	455,000	445,104
4.25%, 11/14/2028	497,000	495,211
4.25%, 11/21/2049	1,863,000	1,521,792
4.30%, 5/14/2036	638,000	602,195
4.40%, 3/15/2033	440,000	430,650
4.40%, 11/6/2042	1,200,000	1,055,784
4.45%, 5/14/2046	587,000	504,556
4.50%, 5/14/2035	939,000	904,548
4.55%, 3/15/2035	1,171,000	1,135,378
4.65%, 3/15/2028	551,000	553,298
4.70%, 5/14/2045	546,000	489,347
4.75%, 3/15/2036	160,000	156,538
4.75%, 3/15/2045	499,000	448,846
4.80%, 3/15/2029	830,000	836,632
4.88%, 3/15/2030	188,000	190,085
4.88%, 11/14/2048	701,000	630,339
4.95%, 3/15/2031	205,000	207,929
5.05%, 3/15/2034	965,000	975,364
Security Description	Principal Amount	Value
5.20%, 3/15/2035	$110,000	$111,777
5.35%, 3/15/2044	102,000	99,634
5.40%, 3/15/2054	1,058,000	1,017,087
5.50%, 3/15/2064	485,000	466,594
5.55%, 3/15/2056	85,000	83,584
5.60%, 3/15/2055	238,000	235,879
5.65%, 3/15/2066 (a)	210,000	206,724
AstraZeneca Finance LLC:
1.75%, 5/28/2028	415,500	396,088
4.00%, 3/2/2031	415,000	404,791
4.30%, 3/2/2033	400,000	389,068
4.60%, 3/2/2036 (a)	355,000	344,077
4.85%, 2/26/2029	435,000	439,402
4.88%, 3/3/2033	650,000	654,725
4.90%, 2/26/2031	280,000	283,685
5.00%, 2/26/2034	620,000	625,983
AstraZeneca PLC:
1.38%, 8/6/2030	444,000	392,016
2.13%, 8/6/2050	525,000	293,454
4.38%, 11/16/2045	340,000	296,728
6.45%, 9/15/2037	753,000	836,011
Becton Dickinson & Co.:
1.96%, 2/11/2031	300,000	265,134
2.82%, 5/20/2030	372,000	347,258
4.87%, 2/8/2029	350,000	351,943
5.11%, 2/8/2034	400,000	401,036
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (a)	482,000	424,006
2.35%, 11/13/2040	291,000	203,915
2.55%, 11/13/2050	458,000	270,046
2.95%, 3/15/2032	507,000	463,241
3.40%, 7/26/2029	1,090,000	1,057,681
3.45%, 11/15/2027	176,800	174,965
3.70%, 3/15/2052	613,000	449,421
4.13%, 6/15/2039	792,000	706,385
4.25%, 10/26/2049	1,567,000	1,272,952
4.35%, 11/15/2047	578,000	481,647
4.55%, 2/20/2048	405,000	346,311
4.63%, 5/15/2044	200,000	177,922
5.10%, 2/22/2031	825,000	840,782
5.20%, 2/22/2034 (a)	969,000	988,428
5.55%, 2/22/2054 (a)	355,000	346,608
5.75%, 2/1/2031	290,000	303,279
5.90%, 11/15/2033	385,000	408,812
Cardinal Health, Inc.:
4.37%, 6/15/2047	191,000	157,722
4.50%, 9/15/2030	100,000	99,093
4.50%, 11/15/2044	200,000	169,630
4.90%, 9/15/2045	200,000	178,716
5.00%, 11/15/2029	350,000	353,283
5.13%, 2/15/2029	506,000	511,703
5.15%, 9/15/2035	70,000	69,880
5.35%, 11/15/2034	250,000	253,035
5.75%, 11/15/2054 (a)	255,000	253,564
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Cencora, Inc.:
2.70%, 3/15/2031	$296,000	$269,854
3.95%, 2/13/2029	97,000	95,335
4.25%, 11/15/2030	125,000	122,353
4.25%, 3/1/2045 (a)	238,000	197,316
4.60%, 2/13/2033	250,000	244,428
4.90%, 2/13/2036	250,000	243,708
5.15%, 2/15/2035	155,000	154,777
5.65%, 2/13/2056	100,000	98,196
CVS Health Corp.:
1.30%, 8/21/2027	788,000	760,310
1.75%, 8/21/2030	527,000	467,312
1.88%, 2/28/2031	523,000	458,865
2.13%, 9/15/2031	327,000	285,958
3.25%, 8/15/2029	700,000	670,285
3.75%, 4/1/2030	350,000	338,443
4.30%, 3/25/2028	1,612,435	1,604,147
4.78%, 3/25/2038	1,463,000	1,371,475
4.88%, 7/20/2035	384,000	372,065
5.00%, 1/30/2029	601,000	606,541
5.00%, 9/15/2032	163,000	163,284
5.05%, 3/25/2048	3,017,000	2,664,524
5.13%, 7/20/2045	1,263,000	1,143,495
5.25%, 2/21/2033	620,000	630,007
5.30%, 6/1/2033	512,000	519,050
5.30%, 12/5/2043	209,000	195,137
5.40%, 6/1/2029	400,000	408,828
5.45%, 9/15/2035	200,000	202,602
5.63%, 2/21/2053	523,000	493,691
5.70%, 6/1/2034	500,000	516,115
5.88%, 6/1/2053	636,000	621,321
6.00%, 6/1/2063	283,000	276,151
6.20%, 9/15/2055 (a)	260,000	266,214
6.25%, 9/15/2065	200,000	201,686
Eli Lilly & Co.:
2.25%, 5/15/2050	437,000	249,383
2.50%, 9/15/2060 (a)	200,000	108,476
3.95%, 5/15/2047	160,000	129,128
4.00%, 10/15/2028	470,000	466,879
4.15%, 8/14/2027	250,000	249,838
4.15%, 5/20/2029	250,000	248,743
4.15%, 3/15/2059 (a)	150,000	118,308
4.20%, 8/14/2029	605,000	601,812
4.25%, 3/15/2031	200,000	198,096
4.38%, 5/20/2031	700,000	694,407
4.50%, 2/9/2029	452,000	454,292
4.55%, 10/15/2032	355,000	353,023
4.60%, 8/14/2034	270,000	266,263
4.65%, 5/20/2033	500,000	497,210
4.70%, 2/27/2033 (a)	529,000	530,693
4.70%, 2/9/2034	838,000	832,436
4.75%, 2/12/2030	290,000	293,106
4.85%, 5/20/2036	500,000	495,295
4.88%, 2/27/2053	450,000	407,142
4.90%, 2/12/2032	600,000	608,250
Security Description	Principal Amount	Value
4.90%, 10/15/2035	$480,000	$479,074
4.95%, 2/27/2063	200,000	178,384
5.00%, 2/9/2054	295,000	272,241
5.05%, 8/14/2054	425,000	394,311
5.10%, 2/12/2035	500,000	507,925
5.20%, 8/14/2064	170,000	157,692
5.50%, 2/12/2055	405,000	402,246
5.55%, 10/15/2055	515,000	515,154
5.60%, 5/20/2056	175,000	175,788
5.60%, 2/12/2065	235,000	233,057
5.70%, 5/20/2066	225,000	226,190
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	200,000	194,770
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	653,282
4.50%, 4/15/2030	250,000	250,270
4.88%, 4/15/2035	250,000	247,740
6.38%, 5/15/2038	1,216,000	1,339,144
Johnson & Johnson:
1.30%, 9/1/2030 (a)	574,000	508,621
2.10%, 9/1/2040	500,000	350,150
2.25%, 9/1/2050	300,000	173,862
2.45%, 9/1/2060	615,000	333,779
3.40%, 1/15/2038 (a)	782,000	677,157
3.55%, 3/1/2036	300,000	272,247
3.63%, 3/3/2037	736,000	658,668
3.70%, 3/1/2046	569,000	454,443
3.75%, 3/3/2047	310,000	246,332
4.50%, 9/1/2040	359,000	338,813
4.55%, 3/1/2028	235,000	236,316
4.70%, 3/1/2030	570,000	577,074
4.80%, 6/1/2029	615,000	625,683
4.85%, 3/1/2032	272,000	277,856
4.85%, 5/15/2041	100,000	97,242
4.90%, 6/1/2031 (a)	500,000	511,150
4.95%, 5/15/2033	250,000	257,423
4.95%, 6/1/2034 (a)	255,000	261,849
5.00%, 3/1/2035 (a)	229,000	234,691
5.25%, 6/1/2054 (a)	220,000	219,468
5.95%, 8/15/2037	506,000	554,718
6.95%, 9/1/2029	200,000	215,800
McKesson Corp.:
3.95%, 2/16/2028	200,000	198,490
4.25%, 9/15/2029	367,000	363,216
4.65%, 5/30/2030	250,000	250,038
4.95%, 5/30/2032	250,000	252,105
5.25%, 5/30/2035	250,000	254,045
Merck & Co., Inc.:
1.45%, 6/24/2030	362,000	321,901
1.90%, 12/10/2028	274,000	258,571
2.15%, 12/10/2031	442,000	390,140
2.35%, 6/24/2040	200,000	142,240
2.45%, 6/24/2050	315,000	184,171
2.75%, 12/10/2051	740,000	454,234
2.90%, 12/10/2061	207,000	119,729
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.40%, 3/7/2029	$732,000	$714,015
3.70%, 2/10/2045	700,000	549,836
3.85%, 9/15/2027	200,000	199,240
3.85%, 3/15/2029	365,000	360,335
4.15%, 9/15/2030	305,000	301,398
4.15%, 3/15/2031	339,000	332,596
4.15%, 5/18/2043	400,000	340,884
4.30%, 5/22/2028	415,000	414,834
4.45%, 12/4/2032	500,000	492,125
4.50%, 5/17/2033 (a)	705,000	697,055
4.55%, 9/15/2032	500,000	495,995
4.65%, 5/22/2031	180,000	180,277
4.75%, 12/4/2035	640,000	627,270
4.90%, 5/17/2044	281,000	259,748
4.95%, 5/22/2033	280,000	281,814
4.95%, 9/15/2035	315,000	314,294
5.00%, 5/17/2053	560,000	509,958
5.15%, 5/17/2063	342,000	311,042
5.20%, 5/22/2036	400,000	404,856
5.50%, 3/15/2046	200,000	197,606
5.70%, 9/15/2055	500,000	502,660
5.70%, 12/4/2065	500,000	496,020
5.75%, 5/22/2046	230,000	234,020
5.85%, 5/22/2056	265,000	271,408
6.50%, 12/1/2033	950,000	1,049,807
Merck Sharp & Dohme LLC 5.75%, 11/15/2036	250,000	266,540
Novartis Capital Corp.:
2.20%, 8/14/2030	462,000	422,545
2.75%, 8/14/2050 (a)	400,000	253,200
3.80%, 9/18/2029	415,000	407,198
3.90%, 11/5/2028	178,000	176,181
4.00%, 9/18/2031	375,000	366,304
4.00%, 11/20/2045	500,000	413,820
4.10%, 3/16/2029	356,000	353,398
4.10%, 11/5/2030	340,000	333,989
4.20%, 9/18/2034	525,000	505,307
4.30%, 11/5/2032	450,000	440,401
4.40%, 3/18/2031	665,000	660,145
4.40%, 5/6/2044	823,000	725,195
4.60%, 3/18/2033	309,000	306,114
4.60%, 11/5/2035 (a)	350,000	341,940
4.70%, 9/18/2054	435,000	383,026
4.90%, 3/18/2036	550,000	546,722
5.20%, 11/5/2045	350,000	337,666
5.30%, 11/5/2055	200,000	192,786
5.60%, 3/18/2046	355,000	358,412
5.70%, 3/18/2056	290,000	295,652
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,125,000	1,126,024
4.65%, 5/19/2030	1,465,000	1,469,336
4.75%, 5/19/2033	1,661,000	1,645,220
5.11%, 5/19/2043	585,000	554,352
5.30%, 5/19/2053	2,150,000	2,023,408
Security Description	Principal Amount	Value
5.34%, 5/19/2063	$1,603,000	$1,474,904
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	664,000	597,042
1.75%, 8/18/2031 (a)	200,500	175,083
2.55%, 5/28/2040	120,000	87,145
2.70%, 5/28/2050 (a)	300,000	185,574
3.45%, 3/15/2029	270,000	263,723
3.88%, 11/15/2027	500,000	497,655
3.90%, 3/15/2039 (a)	230,000	199,760
4.13%, 12/15/2046	400,000	328,604
4.20%, 11/15/2030	245,000	241,778
4.20%, 9/15/2048	875,000	713,169
4.30%, 6/15/2043	254,000	218,300
4.50%, 11/15/2032	447,000	440,881
4.88%, 11/15/2035	570,000	563,530
5.60%, 11/15/2055	500,000	495,800
5.70%, 11/15/2065	250,000	245,015
Pharmacia LLC 6.60%, 12/1/2028	471,000	493,019
Sanofi SA:
3.63%, 6/19/2028	352,000	347,568
3.80%, 11/3/2028	200,000	197,472
4.20%, 11/3/2032 (a)	300,000	293,454
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	465,000	422,573
3.03%, 7/9/2040	456,000	345,507
3.18%, 7/9/2050	394,000	261,923
3.38%, 7/9/2060	200,000	128,090
5.00%, 11/26/2028	452,000	455,164
5.30%, 7/5/2034	300,000	303,582
5.65%, 7/5/2054	250,000	243,743
5.80%, 7/5/2064 (a)	250,000	245,843
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	650,000	649,012
5.90%, 7/7/2055	520,000	524,576
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	501,000	423,941
Viatris, Inc.:
2.70%, 6/22/2030	118,000	107,701
3.85%, 6/22/2040	727,000	570,702
4.00%, 6/22/2050	677,000	465,214
Wyeth LLC:
5.95%, 4/1/2037	451,000	479,242
6.00%, 2/15/2036	300,000	318,732
Zoetis, Inc.:
3.00%, 9/12/2027	400,000	393,800
3.00%, 5/15/2050 (a)	550,000	358,496
4.15%, 8/17/2028	255,000	253,212
4.45%, 8/20/2048	200,000	167,326
4.70%, 2/1/2043	518,000	463,486
5.00%, 8/17/2035 (a)	340,000	335,760
5.60%, 11/16/2032	185,000	192,165
		118,469,372
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	$5,000	$4,895
Boardwalk Pipelines LP:
4.45%, 7/15/2027	210,000	209,683
4.80%, 5/3/2029	240,000	240,223
5.38%, 2/15/2036	500,000	497,210
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	548,000	529,774
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	417,699
4.50%, 10/1/2029	690,000	684,784
5.35%, 11/30/2036 (b)	125,000	124,364
5.55%, 10/30/2035	450,000	456,979
5.75%, 8/15/2034	500,000	515,515
5.95%, 6/30/2033	775,000	809,263
6.05%, 11/30/2056 (a) (b)	75,000	75,731
Cheniere Energy, Inc.:
4.63%, 10/15/2028	715,000	713,456
5.20%, 7/30/2036 (b)	320,000	314,797
5.65%, 4/15/2034	624,000	640,293
6.00%, 7/30/2056 (b)	335,000	334,809
DCP Midstream Operating LP 5.63%, 7/15/2027	411,000	414,563
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	477,000	456,823
5.80%, 1/15/2035	500,000	517,115
6.20%, 1/15/2055	362,000	371,321
Enbridge Energy Partners LP:
7.38%, 10/15/2045	300,000	346,671
Series B, 7.50%, 4/15/2038	250,000	289,543
Enbridge, Inc.:
2.50%, 8/1/2033 (a)	535,000	455,970
3.70%, 7/15/2027	249,000	247,272
4.20%, 11/20/2028	310,000	307,173
4.50%, 2/15/2031	500,000	492,485
4.50%, 6/10/2044	205,000	175,738
4.60%, 6/20/2028	305,000	305,018
4.85%, 3/27/2031	450,000	449,613
4.90%, 6/20/2030	265,000	265,795
5.20%, 11/20/2035	275,000	272,954
5.30%, 4/5/2029	470,000	477,642
5.45%, 3/27/2036	250,000	252,548
5.55%, 6/20/2035	415,000	422,536
5.63%, 4/5/2034	560,000	576,453
5.70%, 3/8/2033	933,000	963,490
6.00%, 11/15/2028	500,000	515,000
Energy Transfer LP:
3.75%, 5/15/2030	469,000	451,581
4.00%, 10/1/2027	319,000	316,958
4.55%, 1/15/2031	265,000	261,587
4.95%, 6/15/2028	561,000	564,041
5.00%, 5/15/2050	1,150,000	973,969
Security Description	Principal Amount	Value
5.15%, 2/1/2043	$154,000	$139,122
5.15%, 3/15/2045	200,000	178,140
5.20%, 4/1/2030	385,000	390,856
5.25%, 4/15/2029	503,000	509,770
5.25%, 7/1/2029	335,000	340,182
5.30%, 4/15/2047	370,000	331,742
5.35%, 1/15/2036	125,000	124,553
5.35%, 5/15/2045	435,000	395,619
5.40%, 10/1/2047	494,000	447,811
5.55%, 2/15/2028	605,000	613,313
5.55%, 5/15/2034	175,000	177,849
5.60%, 9/1/2034	500,000	509,865
5.70%, 4/1/2035	250,000	256,340
5.75%, 2/15/2033	660,000	683,278
5.95%, 5/15/2054	687,000	657,624
6.00%, 6/15/2048	840,000	816,379
6.05%, 9/1/2054	470,000	456,666
6.13%, 12/15/2045	300,000	298,017
6.25%, 4/15/2049	612,000	610,733
6.30%, 1/15/2056	105,000	105,437
6.50%, 2/1/2042	393,000	415,283
6.55%, 12/1/2033	790,000	854,701
6.63%, 10/15/2036	359,000	388,144
7.50%, 7/1/2038	450,000	519,286
Enterprise Products Operating LLC:
3.13%, 7/31/2029	527,000	505,404
3.20%, 2/15/2052	364,000	240,808
3.30%, 2/15/2053 (a)	464,000	310,880
3.70%, 1/31/2051	269,000	198,062
3.95%, 1/31/2060	300,000	218,499
4.15%, 10/16/2028	316,700	314,385
4.20%, 1/31/2050	450,000	363,191
4.25%, 2/15/2048	360,000	295,229
4.30%, 6/20/2028	501,000	499,287
4.45%, 2/15/2043	200,000	174,854
4.60%, 1/15/2031	855,000	852,349
4.80%, 2/1/2049	493,000	432,928
4.85%, 1/31/2034 (a)	259,000	256,814
4.85%, 3/15/2044	849,000	775,392
4.90%, 5/15/2046	200,000	180,152
4.95%, 2/15/2035	345,000	342,506
5.10%, 2/15/2045	846,000	789,453
5.20%, 1/15/2036	830,000	832,805
5.35%, 1/31/2033	380,000	389,850
5.55%, 2/16/2055	210,000	203,406
5.70%, 2/15/2042	269,000	272,185
6.13%, 10/15/2039	380,000	405,711
6.45%, 9/1/2040	300,000	328,659
Series D, 6.88%, 3/1/2033	206,000	228,516
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	339,000	297,689
5.00%, 3/1/2043	315,000	284,880
5.50%, 3/1/2044	235,842	224,793
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.80%, 3/15/2035	$425,000	$440,270
6.50%, 9/1/2039	175,000	187,663
6.55%, 9/15/2040	200,000	215,104
7.50%, 11/15/2040	185,000	215,730
Kinder Morgan, Inc.:
2.00%, 2/15/2031	514,000	454,433
3.25%, 8/1/2050	176,000	116,716
4.30%, 3/1/2028	391,000	389,510
4.80%, 2/1/2033	435,000	429,741
5.00%, 2/1/2029	506,000	510,594
5.10%, 8/1/2029	235,000	237,881
5.15%, 6/1/2030	574,000	583,569
5.20%, 3/1/2048	350,000	317,972
5.30%, 12/1/2034	328,000	330,447
5.40%, 2/1/2034	535,000	545,181
5.45%, 8/1/2052	250,000	233,693
5.55%, 6/1/2045	997,000	958,137
5.85%, 6/1/2035	40,000	41,778
5.95%, 8/1/2054 (a)	555,000	557,226
MPLX LP:
4.00%, 3/15/2028	616,000	610,062
4.25%, 12/1/2027	326,000	324,438
4.50%, 4/15/2038	698,000	632,144
4.70%, 4/15/2048	534,000	443,727
4.80%, 2/15/2029	320,000	320,557
4.80%, 2/15/2031	600,000	598,044
4.95%, 3/14/2052	334,000	282,394
5.00%, 1/15/2033	500,000	496,400
5.20%, 3/1/2047	620,000	558,205
5.30%, 4/1/2036	145,000	142,918
5.40%, 4/1/2035	250,000	249,825
5.40%, 9/15/2035	475,000	473,679
5.50%, 6/1/2034	200,000	202,234
5.50%, 2/15/2049	520,000	479,211
5.95%, 4/1/2055 (a)	400,000	388,292
6.10%, 4/1/2056	250,000	247,335
6.20%, 9/15/2055 (a)	440,000	441,918
ONEOK Partners LP:
6.13%, 2/1/2041	300,000	308,025
6.65%, 10/1/2036	755,000	819,175
ONEOK, Inc.:
3.10%, 3/15/2030	409,000	385,380
3.25%, 6/1/2030	475,000	447,901
4.25%, 9/24/2027	825,000	822,162
4.35%, 3/15/2029	328,000	325,182
4.40%, 10/15/2029	416,000	411,478
4.55%, 7/15/2028	273,000	272,604
4.75%, 10/15/2031	239,000	236,237
4.95%, 10/15/2032	500,000	496,315
5.05%, 11/1/2034	525,000	513,471
5.38%, 6/1/2029	339,000	344,292
5.40%, 10/15/2035	500,000	499,210
5.65%, 11/1/2028	340,000	347,065
5.65%, 9/1/2034	250,000	254,755
5.70%, 11/1/2054	530,000	491,877
Security Description	Principal Amount	Value
5.85%, 11/1/2064	$425,000	$398,352
6.10%, 11/15/2032	328,000	344,967
6.25%, 10/15/2055	515,000	516,246
6.63%, 9/1/2053	718,000	752,521
Plains All American Pipeline LP 5.95%, 6/15/2035	500,000	514,670
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	220,000	211,798
4.70%, 1/15/2031	390,000	386,724
5.15%, 6/1/2042	205,000	188,245
5.60%, 1/15/2036	375,000	376,324
5.70%, 9/15/2034	500,000	510,835
6.65%, 1/15/2037	170,000	183,646
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	386,000	383,441
5.90%, 9/15/2037	425,730	444,710
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	125,000	125,348
5.03%, 10/1/2029	325,000	326,115
5.58%, 10/1/2034	250,000	249,025
6.18%, 10/1/2054	270,000	258,398
Targa Resources Corp.:
4.20%, 2/1/2033	272,000	257,807
4.35%, 4/15/2031	250,000	244,075
4.90%, 9/15/2030	415,000	415,627
4.95%, 4/15/2052	200,000	171,202
5.40%, 7/30/2036	365,000	363,449
5.50%, 2/15/2035	268,000	270,776
5.55%, 8/15/2035	355,000	359,164
5.65%, 2/15/2036 (a)	1,490,000	1,514,957
6.05%, 5/15/2056	235,000	232,464
6.13%, 3/15/2033	570,000	600,900
6.13%, 5/15/2055 (a)	572,000	570,690
6.50%, 3/30/2034	95,000	102,398
6.50%, 2/15/2053	200,000	209,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	404,000	383,424
5.50%, 3/1/2030	350,000	352,982
Texas Eastern Transmission LP 7.00%, 7/15/2032	200,000	219,842
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030 (a)	562,000	549,417
4.25%, 5/15/2028	569,000	565,649
4.63%, 3/1/2034	537,000	519,102
5.85%, 3/15/2036	202,000	209,937
6.20%, 10/15/2037	793,000	842,634
7.63%, 1/15/2039	326,000	383,735
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	$537,000	$509,726
4.00%, 3/15/2028	150,000	148,514
5.10%, 3/15/2036	225,000	222,658
5.40%, 8/15/2041	241,000	233,100
5.75%, 3/15/2056	250,000	246,273
Valero Energy Partners LP 4.50%, 3/15/2028	182,000	181,856
Western Midstream Operating LP:
4.80%, 3/1/2031	500,000	494,315
5.25%, 2/1/2050 (a)	300,000	260,292
5.30%, 3/1/2048	200,000	174,102
5.45%, 11/15/2034	275,000	273,584
5.50%, 12/15/2035	755,000	746,989
5.70%, 7/1/2036	200,000	200,374
6.15%, 4/1/2033	450,000	469,444
Williams Cos., Inc.:
2.60%, 3/15/2031	592,000	535,855
3.50%, 11/15/2030	366,000	347,129
4.63%, 6/30/2030	335,000	333,268
4.80%, 11/15/2029	85,000	85,305
4.85%, 3/1/2048	338,000	292,424
4.90%, 3/15/2029	600,000	603,504
4.90%, 1/15/2045	200,000	176,568
5.10%, 9/15/2045	300,000	273,147
5.15%, 3/15/2034	570,000	569,538
5.15%, 3/15/2036	485,000	476,944
5.30%, 8/15/2028	377,000	382,319
5.30%, 9/30/2035	333,000	332,277
5.40%, 3/4/2044	215,000	203,977
5.60%, 3/15/2035	320,000	326,605
5.65%, 3/15/2033	504,000	518,903
5.75%, 6/24/2044	375,000	370,436
5.95%, 3/15/2056	290,000	287,129
6.00%, 3/15/2055	180,000	179,800
6.30%, 4/15/2040	200,000	212,402
Series A, 7.50%, 1/15/2031 (a)	155,000	172,163
		85,136,774
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
2.50%, 4/1/2031	200,000	179,492
4.80%, 6/15/2030	195,000	194,826
4.90%, 1/15/2033	295,000	290,652
5.25%, 6/1/2036	335,000	330,340
5.50%, 4/1/2029	175,000	178,568
5.50%, 6/15/2035	145,000	146,392
5.95%, 8/15/2034	271,000	282,434
		1,602,704
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Agree LP:
2.90%, 10/1/2030	200,000	185,736
Security Description	Principal Amount	Value
4.80%, 10/1/2032	$190,000	$187,680
5.60%, 6/15/2035	100,000	102,511
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	332,000	270,739
2.00%, 5/18/2032	431,000	362,915
2.75%, 12/15/2029 (a)	150,000	139,880
2.95%, 3/15/2034	385,000	326,761
3.38%, 8/15/2031	320,000	294,710
4.50%, 7/30/2029	510,000	504,395
4.70%, 7/1/2030	321,000	317,562
4.75%, 4/15/2035	450,000	427,365
5.25%, 3/15/2036	355,000	348,606
5.50%, 10/1/2035 (a)	285,000	284,704
American Assets Trust LP:
3.38%, 2/1/2031	200,000	182,702
6.15%, 10/1/2034	210,000	213,413
American Homes 4 Rent LP:
3.63%, 4/15/2032	120,000	111,400
4.25%, 2/15/2028	175,500	174,235
4.90%, 2/15/2029	603,500	605,522
4.95%, 6/15/2030	250,000	250,472
5.25%, 3/15/2035	60,000	59,744
American Tower Corp.:
2.10%, 6/15/2030	191,000	172,660
2.30%, 9/15/2031 (a)	305,000	269,074
2.70%, 4/15/2031	175,000	159,212
2.90%, 1/15/2030	274,000	257,467
2.95%, 1/15/2051	401,000	251,619
3.10%, 6/15/2050	310,000	201,354
3.95%, 3/15/2029	489,000	479,949
4.70%, 12/15/2032	310,000	304,972
4.90%, 3/15/2030	415,000	416,851
5.00%, 1/31/2030	410,000	413,071
5.20%, 2/15/2029	381,000	386,014
5.25%, 7/15/2028	333,000	336,933
5.35%, 3/15/2035	455,000	457,885
5.40%, 1/31/2035	250,000	252,895
5.45%, 2/15/2034	200,000	203,124
5.55%, 7/15/2033	550,000	564,382
5.65%, 3/15/2033	506,000	521,904
5.90%, 11/15/2033	322,000	335,939
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (a)	200,000	194,374
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	362,000	316,450
Series MTN, 3.30%, 6/1/2029	250,000	241,402
4.35%, 12/1/2030	415,000	410,344
5.00%, 2/15/2033	254,000	256,266
5.00%, 8/1/2035	500,000	496,950
5.30%, 12/7/2033	150,000	153,908
Boston Properties LP:
2.45%, 10/1/2033	200,000	164,472
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2.90%, 3/15/2030	$219,000	$204,086
3.25%, 1/30/2031 (a)	710,000	658,681
3.40%, 6/21/2029 (a)	347,000	333,568
4.50%, 12/1/2028 (a)	450,000	447,322
5.75%, 1/15/2035 (a)	346,000	349,602
Brixmor Operating Partnership LP:
2.50%, 8/16/2031	169,000	150,473
4.05%, 7/1/2030	330,000	320,595
4.13%, 5/15/2029	349,000	343,849
4.85%, 2/15/2033	210,000	206,764
5.20%, 4/1/2032	165,000	165,967
5.38%, 6/15/2036	250,000	249,475
5.50%, 2/15/2034 (a)	195,000	198,851
5.75%, 2/15/2035	200,000	207,054
Broadstone Net Lease LLC 5.00%, 11/1/2032	210,000	207,052
Camden Property Trust:
3.15%, 7/1/2029	392,000	376,328
4.90%, 2/28/2036	185,000	180,527
COPT Defense Properties LP:
2.75%, 4/15/2031	210,000	190,361
2.90%, 12/1/2033	166,000	141,774
4.50%, 10/15/2030	250,000	246,217
Cousins Properties LP:
4.88%, 3/1/2033	320,000	311,494
5.25%, 7/15/2030	750,000	757,642
5.38%, 2/15/2032	125,000	126,793
Crown Castle, Inc.:
2.10%, 4/1/2031	360,000	316,613
2.25%, 1/15/2031	276,000	245,811
3.10%, 11/15/2029	219,000	207,417
3.30%, 7/1/2030	200,000	188,394
3.65%, 9/1/2027	447,000	442,534
3.80%, 2/15/2028	615,000	607,263
4.30%, 2/15/2029	405,000	400,116
4.80%, 9/1/2028	200,000	200,612
4.90%, 9/1/2029	423,000	424,214
5.00%, 1/11/2028	580,000	583,271
5.10%, 5/1/2033	488,000	484,018
5.20%, 2/15/2049	284,000	254,836
5.60%, 6/1/2029	270,000	275,964
CubeSmart LP:
2.00%, 2/15/2031	225,000	198,702
3.00%, 2/15/2030	225,000	211,581
4.38%, 2/15/2029	110,000	109,107
5.13%, 11/1/2035	200,000	197,718
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	368,288
3.70%, 8/15/2027	200,000	198,252
5.55%, 1/15/2028	400,000	405,672
DOC Dr. LLC 3.95%, 1/15/2028	215,000	212,947
EPR Properties:
3.60%, 11/15/2031 (a)	297,000	272,067
Security Description	Principal Amount	Value
4.75%, 11/15/2030	$500,000	$489,040
4.95%, 4/15/2028	176,000	175,968
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	500,000	494,095
4.70%, 3/15/2033	290,000	282,596
5.50%, 6/15/2034	745,000	755,743
Equinix, Inc.:
1.55%, 3/15/2028	490,000	465,848
2.15%, 7/15/2030	569,000	513,010
2.50%, 5/15/2031	136,000	121,834
2.95%, 9/15/2051	275,000	172,695
3.00%, 7/15/2050	250,000	159,348
ERP Operating LP:
2.50%, 2/15/2030	596,000	553,011
3.00%, 7/1/2029	229,000	218,862
3.25%, 8/1/2027	230,000	227,298
4.15%, 12/1/2028	200,000	198,112
4.65%, 9/15/2034 (a)	215,000	209,221
4.95%, 6/15/2032	165,000	165,846
Essential Properties LP:
5.38%, 7/15/2036	115,000	113,497
5.40%, 12/1/2035	235,000	233,007
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	170,741
3.00%, 1/15/2030	420,000	396,089
4.00%, 3/1/2029	226,000	222,287
4.88%, 2/15/2036	450,000	435,060
5.50%, 4/1/2034	400,000	407,796
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	173,874
3.88%, 12/15/2027	407,000	403,695
4.90%, 2/1/2032 (d)	500,000	497,905
4.95%, 1/15/2033	320,000	316,771
5.35%, 1/15/2035	105,000	105,454
5.40%, 6/15/2035	180,000	181,174
5.50%, 7/1/2030	500,000	511,565
5.90%, 1/15/2031	240,000	248,969
Federal Realty OP LP:
3.25%, 7/15/2027	172,000	169,764
3.50%, 6/1/2030	277,000	264,491
4.50%, 12/1/2044	210,000	181,432
First Industrial LP 5.25%, 1/15/2031	200,000	201,428
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	340,000	304,021
4.00%, 1/15/2030	200,000	192,270
5.25%, 2/15/2033	110,000	107,723
5.63%, 9/15/2034	250,000	247,877
5.63%, 3/1/2036	200,000	195,528
5.75%, 11/1/2037	382,000	375,529
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	300,000	262,554
3.63%, 1/15/2028	308,000	302,465
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Healthpeak OP LLC:
3.00%, 1/15/2030	$339,000	$319,524
3.50%, 7/15/2029	351,000	338,782
4.75%, 1/15/2033	200,000	195,784
5.25%, 12/15/2032	415,000	418,407
5.38%, 2/15/2035	175,000	176,101
6.75%, 2/1/2041	200,000	219,690
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	201,241
5.35%, 1/15/2033	135,000	134,222
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	200,000	190,656
Series I, 3.50%, 9/15/2030	217,000	205,210
4.25%, 12/15/2028	145,000	143,414
5.50%, 4/15/2035	350,000	351,127
5.70%, 6/15/2032	200,000	205,630
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	324,000	279,748
2.30%, 11/15/2028	225,000	213,023
4.15%, 4/15/2032	304,000	289,226
4.88%, 2/1/2035	200,000	193,446
4.95%, 2/1/2032 (d)	235,000	233,262
4.95%, 1/15/2033	165,000	162,644
5.45%, 8/15/2030	200,000	203,350
Kilroy Realty LP:
3.05%, 2/15/2030	289,000	266,614
4.75%, 12/15/2028	200,000	198,516
5.88%, 10/15/2035 (a)	150,000	148,185
Kimco Realty OP LLC:
2.70%, 10/1/2030	150,000	139,206
4.45%, 9/1/2047	275,000	233,211
4.60%, 2/1/2033	350,000	344,158
4.85%, 3/1/2035	45,000	44,047
5.30%, 2/1/2036	750,000	756,945
Kite Realty Group LP:
4.95%, 12/15/2031	350,000	348,792
5.20%, 8/15/2032	105,000	105,862
Life Storage LP 4.00%, 6/15/2029	500	481
LXP Industrial Trust 2.70%, 9/15/2030	119,000	108,365
Mid-America Apartments LP:
2.75%, 3/15/2030	510,000	477,992
4.65%, 1/15/2033	430,000	422,535
4.95%, 3/1/2035	200,000	197,824
5.00%, 3/15/2034	87,000	86,518
National Health Investors, Inc. 5.35%, 2/1/2033	210,000	207,709
NNN REIT, Inc.:
3.50%, 10/15/2027	421,000	415,687
4.60%, 2/15/2031	200,000	197,976
5.50%, 6/15/2034	334,000	340,002
5.60%, 10/15/2033	200,000	205,608
Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	$171,000	$151,684
3.38%, 2/1/2031	253,000	234,799
4.75%, 1/15/2028	140,000	139,989
5.20%, 7/1/2030	750,000	753,652
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033	210,000	205,863
5.25%, 8/15/2032	200,000	202,214
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	200,000	171,256
5.63%, 1/15/2033	280,000	278,639
Prologis LP:
1.63%, 3/15/2031	213,000	185,870
1.75%, 7/1/2030 (a)	335,400	300,240
1.75%, 2/1/2031	323,000	283,920
2.25%, 1/15/2032	343,000	301,710
2.88%, 11/15/2029	300,000	284,076
3.00%, 4/15/2050	220,000	144,489
3.38%, 12/15/2027	150,000	148,088
3.88%, 9/15/2028	500,000	492,910
4.00%, 9/15/2028	220,000	217,727
4.25%, 6/15/2031	290,000	284,632
4.63%, 1/15/2033	566,000	559,559
4.75%, 1/15/2031	225,000	226,168
4.88%, 6/15/2028	331,000	333,923
4.90%, 6/15/2036	155,000	151,815
5.00%, 1/31/2035	70,000	69,525
5.13%, 1/15/2034	300,000	302,058
5.25%, 5/15/2035	250,000	252,352
5.25%, 3/15/2054 (a)	250,000	236,538
Public Storage Operating Co.:
1.85%, 5/1/2028	254,000	242,588
3.09%, 9/15/2027	200,000	197,182
3.39%, 5/1/2029 (a)	266,000	258,536
4.38%, 7/1/2030	550,000	546,254
5.00%, 7/1/2035	501,000	499,046
5.10%, 8/1/2033	200,000	202,292
5.35%, 8/1/2053	260,000	249,691
Rayonier LP 2.75%, 5/17/2031	200,000	179,568
Realty Income Corp.:
2.85%, 12/15/2032	140,000	124,344
3.10%, 12/15/2029	582,000	554,250
3.25%, 1/15/2031	602,000	565,651
3.40%, 1/15/2030	413,000	395,353
3.65%, 1/15/2028	206,000	203,481
3.95%, 8/15/2027	366,000	364,159
4.00%, 7/15/2029	262,000	257,297
4.50%, 2/1/2033	320,000	311,462
4.75%, 2/15/2029	200,000	200,914
4.75%, 4/15/2033	285,000	281,158
4.90%, 7/15/2033	202,000	200,699
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.13%, 4/15/2035	$345,000	$344,938
5.38%, 9/1/2054	80,000	77,481
5.63%, 10/13/2032	200,000	207,586
Regency Centers LP:
2.95%, 9/15/2029	385,000	365,804
3.70%, 6/15/2030	525,000	506,410
4.50%, 3/15/2033	30,000	29,162
5.00%, 7/15/2032	125,000	125,746
5.10%, 1/15/2035	160,000	159,974
5.25%, 1/15/2034	125,000	126,709
Safehold GL Holdings LLC 5.65%, 1/15/2035	200,000	202,412
Simon Property Group LP:
1.75%, 2/1/2028	286,000	274,503
2.20%, 2/1/2031	397,000	356,466
2.25%, 1/15/2032	306,000	267,747
2.45%, 9/13/2029	603,000	564,866
2.65%, 7/15/2030	291,000	270,028
3.38%, 12/1/2027	614,000	605,122
4.30%, 1/15/2031	1,000,000	983,470
4.38%, 10/1/2030	300,000	296,793
4.75%, 9/26/2034	450,000	439,627
5.13%, 10/1/2035	355,000	355,245
5.50%, 3/8/2033	140,000	144,696
5.85%, 3/8/2053	370,000	375,420
Store Capital LLC:
2.70%, 12/1/2031	200,000	175,968
4.95%, 2/11/2031	135,000	133,265
5.40%, 4/30/2030	175,000	176,174
Sun Communities Operating LP 2.70%, 7/15/2031	270,250	243,057
Tanger Properties LP 2.75%, 9/1/2031	200,000	179,968
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	421,000	418,630
5.13%, 9/1/2034	440,000	438,302
Ventas Realty LP:
2.50%, 9/1/2031	384,000	341,219
4.75%, 11/15/2030	200,000	199,250
4.88%, 4/15/2049	245,000	214,181
5.00%, 1/15/2035	375,000	368,944
5.00%, 2/15/2036	90,000	88,228
5.10%, 7/15/2032	355,000	357,307
5.63%, 7/1/2034	205,000	210,469
VICI Properties LP:
4.75%, 2/15/2028	550,000	550,110
5.13%, 11/15/2031	870,000	865,685
5.63%, 4/1/2035	365,000	365,164
5.63%, 5/15/2052 (a)	250,000	229,775
5.75%, 4/1/2034 (a)	200,000	202,862
Welltower OP LLC:
2.05%, 1/15/2029	433,000	407,579
2.75%, 1/15/2031	331,000	304,450
2.80%, 6/1/2031	312,000	286,170
Security Description	Principal Amount	Value
4.13%, 3/15/2029	$438,000	$433,318
4.50%, 7/1/2030	855,000	850,691
5.13%, 7/1/2035	447,000	448,667
Weyerhaeuser Co.:
3.38%, 3/9/2033	282,000	255,275
4.00%, 11/15/2029	400,000	390,856
6.95%, 10/1/2027	200,000	205,460
WP Carey, Inc.:
2.25%, 4/1/2033	200,000	167,836
3.85%, 7/15/2029	363,000	354,869
4.65%, 7/15/2030	518,000	514,079
5.20%, 9/15/2036 (d)	365,000	360,167
		79,662,409
RETAIL — 0.6%
AutoNation, Inc.:
2.40%, 8/1/2031	200,000	176,042
3.80%, 11/15/2027	215,000	212,396
3.85%, 3/1/2032	200,000	186,578
4.45%, 1/15/2029	500,000	495,075
AutoZone, Inc.:
3.75%, 4/18/2029	264,000	257,888
4.00%, 4/15/2030	336,000	327,372
4.75%, 8/1/2032	549,000	542,873
4.75%, 2/1/2033	192,000	189,018
5.13%, 6/15/2030	265,000	268,437
5.20%, 8/1/2033	215,000	216,522
5.40%, 7/15/2034 (a)	355,000	360,772
6.25%, 11/1/2028	300,000	310,386
Best Buy Co., Inc. 4.45%, 10/1/2028	403,000	401,767
Costco Wholesale Corp.:
1.60%, 4/20/2030	300,000	271,182
1.75%, 4/20/2032	309,000	267,588
Darden Restaurants, Inc.:
4.35%, 10/15/2027	200,000	199,422
4.55%, 10/15/2029	205,000	203,553
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	249,000	227,327
4.00%, 10/1/2029 (b)	243,000	236,441
4.10%, 1/15/2052	200,000	145,454
Dollar General Corp.:
3.50%, 4/3/2030	496,000	473,248
5.00%, 11/1/2032	225,000	224,069
5.20%, 7/5/2028	225,000	227,376
5.45%, 7/5/2033	468,000	475,558
Dollar Tree, Inc.:
3.38%, 12/1/2051	295,000	197,299
4.20%, 5/15/2028	481,000	477,301
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	355,000	348,610
5.00%, 10/3/2034	325,000	321,516
Genuine Parts Co.:
2.75%, 2/1/2032	200,000	174,282
4.95%, 8/15/2029	350,000	349,016
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Home Depot, Inc.:
0.90%, 3/15/2028	$209,766	$198,399
1.38%, 3/15/2031	397,000	343,941
1.50%, 9/15/2028 (a)	353,000	332,727
1.88%, 9/15/2031	324,000	283,876
2.38%, 3/15/2051	550,000	311,839
2.70%, 4/15/2030	614,000	576,282
2.75%, 9/15/2051	375,000	228,653
2.80%, 9/14/2027	400,000	393,444
3.13%, 12/15/2049	411,000	274,211
3.25%, 4/15/2032	220,000	204,723
3.30%, 4/15/2040 (a)	490,000	393,039
3.35%, 4/15/2050	826,000	575,499
3.63%, 4/15/2052	1,039,000	751,561
3.75%, 9/15/2028	180,000	177,932
3.90%, 12/6/2028	443,000	439,115
3.90%, 6/15/2047	300,000	235,122
3.95%, 9/15/2030 (a)	165,000	161,621
4.25%, 4/1/2046	650,000	543,270
4.40%, 3/15/2045	246,000	210,997
4.50%, 12/6/2048	571,000	485,795
4.65%, 9/15/2035	430,000	418,919
4.75%, 6/25/2029	545,000	550,466
4.85%, 6/25/2031	385,000	389,809
4.88%, 2/15/2044	1,110,000	1,022,909
4.95%, 6/25/2034	331,000	332,178
4.95%, 9/15/2052	331,000	298,532
5.30%, 6/25/2054 (a)	626,000	592,021
5.40%, 9/15/2040	355,000	356,242
5.88%, 12/16/2036	993,000	1,056,592
Lowe's Cos., Inc.:
1.30%, 4/15/2028	296,000	279,862
1.70%, 10/15/2030	646,000	571,471
2.63%, 4/1/2031	758,800	691,138
2.80%, 9/15/2041	320,000	228,461
3.00%, 10/15/2050	846,000	535,450
3.50%, 4/1/2051	205,000	142,637
3.65%, 4/5/2029	503,000	491,411
3.70%, 4/15/2046	400,000	300,604
3.95%, 10/15/2027	220,000	218,702
4.00%, 10/15/2028	251,000	247,845
4.05%, 5/3/2047	600,000	469,104
4.25%, 3/15/2031	425,000	416,415
4.25%, 4/1/2052	1,127,000	882,959
4.50%, 4/15/2030	404,000	402,853
4.50%, 10/15/2032	425,000	415,952
4.85%, 10/15/2035	535,000	521,887
5.00%, 4/15/2033	280,000	281,148
5.15%, 7/1/2033 (a)	360,000	363,438
5.50%, 10/15/2035	200,000	205,638
5.63%, 4/15/2053 (a)	410,000	394,969
5.75%, 7/1/2053	201,000	196,443
5.85%, 4/1/2063	150,000	147,054
6.50%, 3/15/2029	150,000	157,469
Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	$320,000	$293,702
Series MTN, 2.63%, 9/1/2029	626,000	592,165
Series MTN, 3.50%, 7/1/2027	458,000	454,052
Series MTN, 3.63%, 9/1/2049	570,000	415,815
Series MTN, 4.20%, 4/1/2050	174,000	139,290
4.40%, 2/12/2031	270,000	268,107
Series MTN, 4.45%, 3/1/2047	368,000	310,555
Series MTN, 4.45%, 9/1/2048	417,000	348,941
4.60%, 5/15/2030	500,000	501,750
Series MTN, 4.60%, 9/9/2032 (a)	415,000	414,705
Series MTN, 4.70%, 12/9/2035	543,000	531,233
Series MTN, 4.88%, 7/15/2040	200,000	188,926
Series MTN, 4.88%, 12/9/2045	300,000	270,930
4.95%, 3/3/2035	400,000	398,100
5.00%, 2/13/2036	210,000	209,129
5.45%, 8/14/2053 (a)	350,000	335,625
Series MTN, 5.70%, 2/1/2039	369,000	382,306
Series MTN, 6.30%, 10/15/2037	393,000	428,181
Series MTN, 6.30%, 3/1/2038	352,000	383,286
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	220,000	192,375
3.60%, 9/1/2027	291,000	288,198
4.20%, 4/1/2030	214,500	211,040
4.35%, 6/1/2028	398,000	396,734
4.70%, 6/15/2032	370,000	368,283
5.00%, 8/19/2034	250,000	247,295
5.10%, 3/12/2036	235,000	232,775
Ross Stores, Inc. 1.88%, 4/15/2031	200,000	176,322
Starbucks Corp.:
2.25%, 3/12/2030	300,000	275,454
2.55%, 11/15/2030	656,500	601,492
3.00%, 2/14/2032	160,000	146,062
3.35%, 3/12/2050	200,000	136,384
3.50%, 3/1/2028	444,000	437,344
3.50%, 11/15/2050 (a)	405,400	283,444
3.55%, 8/15/2029	200,000	194,526
4.00%, 11/15/2028	494,000	488,314
4.45%, 8/15/2049	310,000	255,105
4.50%, 5/15/2028	168,000	168,000
5.00%, 2/15/2034	82,000	82,193
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Target Corp.:
2.35%, 2/15/2030	$346,000	$320,967
2.65%, 9/15/2030	234,000	216,733
2.95%, 1/15/2052 (a)	300,000	191,169
3.38%, 4/15/2029	300,000	292,152
3.90%, 11/15/2047	150,000	117,297
4.00%, 7/1/2042	275,000	230,318
4.35%, 6/15/2028	365,000	365,029
4.50%, 9/15/2032	363,000	362,013
4.50%, 9/15/2034 (a)	241,000	233,804
4.80%, 1/15/2053 (a)	216,000	192,441
5.00%, 4/15/2035 (a)	175,000	175,203
5.25%, 2/15/2036 (a)	254,000	258,280
7.00%, 1/15/2038	250,000	288,250
Tractor Supply Co. 1.75%, 11/1/2030	200,000	175,990
Walmart, Inc.:
1.50%, 9/22/2028	573,000	540,219
2.38%, 9/24/2029	313,000	294,968
2.50%, 9/22/2041	200,000	143,650
2.65%, 9/22/2051 (a)	300,000	186,144
3.25%, 7/8/2029	331,000	322,368
3.95%, 9/9/2027	450,000	449,005
3.95%, 6/28/2038 (a)	321,000	294,511
4.00%, 4/30/2029	145,000	143,868
4.00%, 4/15/2030	164,000	162,214
4.00%, 4/11/2043	200,000	169,528
4.05%, 6/29/2048	244,000	199,951
4.10%, 4/15/2033 (a)	485,000	471,667
4.15%, 4/30/2031	235,000	232,359
4.15%, 9/9/2032 (a)	816,000	803,744
4.35%, 4/28/2030 (a)	470,000	470,757
4.45%, 4/30/2033	400,000	395,796
4.50%, 9/9/2052	522,000	452,449
4.50%, 4/15/2053 (a)	433,000	376,039
4.75%, 4/30/2036	500,000	496,060
4.90%, 4/28/2035	646,000	651,485
5.63%, 4/15/2041	300,000	314,862
6.20%, 4/15/2038	480,000	532,862
6.50%, 8/15/2037	651,000	741,157
		53,780,439
SEMICONDUCTORS — 0.5%
Advanced Micro Devices, Inc.:
4.32%, 3/24/2028	370,000	370,222
4.39%, 6/1/2052 (a)	200,000	167,722
Analog Devices, Inc.:
1.70%, 10/1/2028	552,000	519,642
2.10%, 10/1/2031	274,000	241,265
4.25%, 6/15/2028	385,000	383,876
4.50%, 6/15/2030	515,000	513,599
5.05%, 4/1/2034	200,000	201,858
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	485,860
2.75%, 6/1/2050	264,000	169,464
4.00%, 1/15/2031	230,000	224,418
Security Description	Principal Amount	Value
4.35%, 4/1/2047	$443,000	$378,668
4.60%, 1/15/2036	70,000	67,831
4.80%, 6/15/2029	420,000	424,410
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	300,000	295,998
Broadcom, Inc.:
1.95%, 2/15/2028	462,000	444,481
2.45%, 2/15/2031	966,000	873,805
2.60%, 2/15/2033	384,000	333,469
3.14%, 11/15/2035 (b)	886,000	751,505
3.19%, 11/15/2036 (b)	906,000	757,670
3.42%, 4/15/2033	1,828,000	1,666,039
3.47%, 4/15/2034	969,000	869,668
3.50%, 2/15/2041	919,000	734,070
4.15%, 11/15/2030	617,000	603,796
4.15%, 4/15/2032 (b)	867,000	834,080
4.20%, 10/15/2030	180,000	176,544
4.30%, 1/15/2031	369,000	362,856
4.30%, 11/15/2032	127,000	122,989
4.35%, 2/15/2030	490,000	485,061
4.55%, 2/15/2032	250,000	246,585
4.60%, 7/15/2030	715,000	712,548
4.60%, 1/15/2033	535,000	525,012
4.75%, 4/15/2029	725,000	728,944
4.80%, 4/15/2028	300,000	301,809
4.80%, 10/15/2034	236,000	231,075
4.80%, 2/15/2036	750,000	727,822
4.90%, 7/15/2032	1,210,000	1,213,388
4.95%, 1/15/2036	295,000	289,843
5.00%, 4/15/2030	553,000	559,166
5.05%, 4/15/2030	335,000	339,888
5.15%, 11/15/2031	270,000	274,655
5.20%, 4/15/2032	355,000	361,578
5.20%, 7/15/2035	290,000	290,969
5.70%, 1/15/2056	502,000	497,688
Intel Corp.:
1.60%, 8/12/2028	364,000	342,480
2.00%, 8/12/2031	301,000	262,424
2.45%, 11/15/2029	1,255,000	1,167,690
2.80%, 8/12/2041	150,000	104,708
3.05%, 8/12/2051	602,000	377,063
3.25%, 11/15/2049	884,000	575,687
3.73%, 12/8/2047	428,000	308,096
3.90%, 3/25/2030	691,000	670,940
4.00%, 8/5/2029	425,000	416,870
4.10%, 5/19/2046	300,000	232,557
4.10%, 5/11/2047	200,000	152,186
4.25%, 12/15/2042	200,000	165,140
4.60%, 3/25/2040	187,000	168,502
4.65%, 6/1/2031	365,000	361,430
4.75%, 3/25/2050	948,000	786,243
4.80%, 10/1/2041	300,000	267,999
4.88%, 2/10/2028	775,000	777,976
4.90%, 7/29/2045	310,000	268,962
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.00%, 2/21/2031	$200,000	$201,448
5.00%, 8/15/2033	320,000	317,510
5.05%, 8/5/2062	348,000	290,646
5.13%, 2/10/2030	600,000	607,140
5.20%, 2/10/2033	278,000	281,080
5.30%, 5/15/2036	395,000	392,764
5.60%, 2/21/2054 (a)	450,000	420,552
5.63%, 2/10/2043	300,000	291,615
5.70%, 2/10/2053	1,568,000	1,479,016
6.13%, 5/15/2056	260,000	259,847
6.20%, 5/15/2066	290,000	287,903
KLA Corp.:
3.30%, 3/1/2050	493,000	340,490
4.10%, 3/15/2029	359,000	355,424
4.95%, 7/15/2052	285,000	258,538
5.00%, 3/15/2049	240,000	219,566
5.25%, 7/15/2062	200,000	185,190
Lam Research Corp.:
2.88%, 6/15/2050	300,000	192,405
4.00%, 3/15/2029	407,000	402,466
4.88%, 3/15/2049	501,000	455,093
Marvell Technology, Inc.:
2.45%, 4/15/2028	350,000	337,036
2.95%, 4/15/2031	339,000	311,470
4.75%, 7/15/2030	215,000	214,497
5.30%, 4/15/2036	415,000	412,892
5.45%, 7/15/2035	270,000	273,675
5.95%, 9/15/2033	200,000	209,974
Microchip Technology, Inc. 5.05%, 3/15/2029	538,000	542,073
Micron Technology, Inc. 3.48%, 11/1/2051	410,000	292,219
NVIDIA Corp.:
1.55%, 6/15/2028	274,000	259,766
2.00%, 6/15/2031	367,000	327,437
2.85%, 4/1/2030	511,000	483,386
3.50%, 4/1/2040	482,000	400,479
3.50%, 4/1/2050	700,000	512,582
3.70%, 4/1/2060	266,000	192,334
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	503,000	511,888
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032 (a)	389,000	344,440
4.30%, 8/19/2028	290,000	287,897
4.85%, 8/19/2032	100,000	98,779
5.00%, 1/15/2033	376,000	374,770
5.25%, 8/19/2035 (a)	750,000	749,520
Qorvo, Inc. 4.38%, 10/15/2029	400,000	385,848
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	597,000	564,261
1.65%, 5/20/2032	321,000	271,855
3.25%, 5/20/2050	775,000	522,303
4.30%, 5/20/2047	597,000	486,316
4.50%, 5/20/2030	250,000	249,935
Security Description	Principal Amount	Value
4.50%, 5/20/2052 (a)	$326,000	$269,387
4.65%, 5/20/2035 (a)	548,000	536,448
4.75%, 5/20/2032	200,000	200,370
6.00%, 5/20/2053	335,000	342,048
Skyworks Solutions, Inc. 3.00%, 6/1/2031	250,000	224,463
Texas Instruments, Inc.:
1.75%, 5/4/2030	320,000	289,142
1.90%, 9/15/2031	203,000	178,041
2.25%, 9/4/2029	202,000	188,961
2.70%, 9/15/2051	200,000	122,428
2.90%, 11/3/2027	445,000	437,613
4.10%, 8/16/2052 (a)	150,000	119,462
4.15%, 5/15/2048	400,000	328,480
4.50%, 5/23/2030	255,000	254,781
4.60%, 2/15/2028 (a)	465,000	466,995
4.85%, 2/8/2034	175,000	175,303
4.90%, 3/14/2033	247,000	250,196
5.00%, 3/14/2053	200,000	182,596
5.05%, 5/18/2063	650,000	580,268
5.10%, 5/23/2035	250,000	252,033
TSMC Arizona Corp.:
2.50%, 10/25/2031	300,000	271,266
3.13%, 10/25/2041	416,000	336,448
3.25%, 10/25/2051	480,000	360,686
Xilinx, Inc. 2.38%, 6/1/2030	336,000	309,533
		51,702,062
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	200,500	197,316
5.35%, 1/15/2030	225,000	228,769
5.75%, 1/15/2035	105,000	108,162
		534,247
SOFTWARE — 0.8%
Adobe, Inc.:
2.30%, 2/1/2030	508,000	469,082
4.75%, 1/17/2028	200,000	201,212
4.80%, 4/4/2029 (a)	200,000	201,928
4.95%, 1/17/2030	400,000	405,072
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	502,000	440,083
2.85%, 1/15/2030	65,000	60,991
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	593,000	530,112
2.90%, 12/1/2029	211,000	197,899
5.75%, 5/15/2036	165,000	165,046
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	268,000	267,373
4.30%, 9/10/2029	320,000	317,411
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	$614,000	$584,123
2.25%, 3/1/2031	373,000	330,280
3.10%, 3/1/2041	250,000	181,578
4.45%, 3/10/2028	845,000	842,000
4.50%, 8/15/2046	200,000	163,382
4.55%, 3/10/2029	325,000	322,501
4.80%, 3/10/2031	400,000	395,688
5.10%, 7/15/2032 (a)	431,000	430,987
Fiserv, Inc.:
2.65%, 6/1/2030 (a)	554,500	507,101
3.50%, 7/1/2029	741,000	711,197
4.55%, 2/15/2031	350,000	341,814
4.75%, 3/15/2030	440,000	435,415
5.15%, 8/12/2034	300,000	291,528
5.25%, 8/11/2035 (a)	290,000	282,591
5.45%, 3/15/2034	605,000	599,791
5.63%, 8/21/2033	600,000	606,768
Intuit, Inc.:
1.35%, 7/15/2027	300,000	290,820
1.65%, 7/15/2030	200,000	177,786
4.95%, 6/15/2031	125,000	124,945
5.20%, 9/15/2033	500,000	501,920
5.50%, 6/15/2036	200,000	199,228
5.50%, 9/15/2053 (a)	340,000	305,725
Microsoft Corp.:
2.50%, 9/15/2050	372,000	219,513
2.53%, 6/1/2050	1,680,000	999,415
2.68%, 6/1/2060	1,181,000	651,829
2.92%, 3/17/2052	1,886,000	1,197,063
3.04%, 3/17/2062	770,000	463,648
3.45%, 8/8/2036	425,000	379,100
3.50%, 2/12/2035 (a)	584,000	538,080
3.70%, 8/8/2046	562,000	438,130
3.95%, 8/8/2056	226,000	171,502
4.10%, 2/6/2037 (a)	495,000	465,746
4.20%, 11/3/2035 (a)	649,000	627,979
4.25%, 2/6/2047	270,000	228,693
4.45%, 11/3/2045 (a)	312,000	275,106
4.50%, 2/6/2057	265,000	223,647
5.30%, 2/8/2041	300,000	304,428
MSCI, Inc.:
5.15%, 3/15/2036 (a)	500,000	482,945
5.25%, 9/1/2035 (a)	599,000	586,373
Oracle Corp.:
2.30%, 3/25/2028	631,000	603,949
2.88%, 3/25/2031	854,000	763,049
2.95%, 4/1/2030	1,087,000	1,000,616
3.25%, 11/15/2027	1,425,000	1,396,728
3.60%, 4/1/2040	865,000	630,819
3.60%, 4/1/2050	2,679,000	1,627,225
3.65%, 3/25/2041 (a)	508,000	364,886
3.80%, 11/15/2037	601,900	482,254
3.85%, 7/15/2036	405,000	336,365
Security Description	Principal Amount	Value
3.85%, 4/1/2060 (a)	$1,388,000	$814,964
3.90%, 5/15/2035	200,000	169,958
3.95%, 3/25/2051	400,000	256,120
4.00%, 7/15/2046	1,183,000	798,904
4.00%, 11/15/2047	456,000	303,682
4.10%, 3/25/2061	400,000	244,596
4.13%, 5/15/2045	700,000	488,033
4.20%, 9/27/2029	220,000	213,926
4.30%, 7/8/2034	361,000	322,196
4.38%, 5/15/2055	524,000	349,057
4.45%, 9/26/2030 (a)	1,394,000	1,345,642
4.50%, 7/8/2044	450,000	335,286
4.55%, 2/4/2029	1,240,000	1,222,652
4.70%, 9/27/2034	750,000	687,285
4.80%, 8/3/2028	845,000	843,496
4.80%, 9/26/2032	975,000	927,703
4.95%, 2/4/2031 (a)	1,110,000	1,087,245
5.20%, 9/26/2035	1,540,000	1,441,301
5.25%, 2/3/2032	530,000	522,230
5.35%, 5/4/2033	1,555,000	1,510,232
5.38%, 7/15/2040	700,000	615,685
5.38%, 9/27/2054	962,000	753,467
5.50%, 8/3/2035 (a)	367,000	351,179
5.50%, 9/27/2064	480,000	370,910
5.55%, 2/6/2053	645,000	519,741
5.70%, 2/4/2036	595,000	576,918
5.88%, 9/26/2045	890,000	779,507
5.95%, 9/26/2055	1,000,000	849,850
6.00%, 8/3/2055	465,000	396,240
6.10%, 9/26/2065	340,000	284,325
6.13%, 7/8/2039	588,000	567,008
6.15%, 11/9/2029	413,000	424,956
6.25%, 11/9/2032	508,000	522,092
6.50%, 4/15/2038	1,052,700	1,061,048
6.55%, 2/4/2046	735,000	693,318
6.70%, 2/4/2056	700,000	658,938
6.85%, 2/4/2066	445,000	414,518
6.90%, 11/9/2052	485,000	465,067
Paychex, Inc.:
5.10%, 4/15/2030	749,000	755,209
5.35%, 4/15/2032	600,000	607,128
5.60%, 4/15/2035 (a)	155,000	156,533
Roper Technologies, Inc.:
1.75%, 2/15/2031	812,000	706,253
2.00%, 6/30/2030	200,000	179,480
2.95%, 9/15/2029	215,000	203,919
4.20%, 9/15/2028	228,000	226,210
4.25%, 9/15/2028	150,000	148,800
4.45%, 9/15/2030	235,000	231,825
4.50%, 10/15/2029	200,000	198,680
4.75%, 2/15/2032	169,000	167,051
4.90%, 10/15/2034 (a)	300,000	289,869
5.10%, 9/15/2035 (a)	250,000	242,880
Salesforce, Inc.:
1.50%, 7/15/2028	403,000	379,433
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
1.95%, 7/15/2031	$300,000	$261,267
2.90%, 7/15/2051	736,000	429,434
3.05%, 7/15/2061 (a)	400,000	224,288
3.70%, 4/11/2028	513,000	506,331
4.50%, 3/15/2028	250,000	249,753
4.65%, 3/15/2029	1,436,000	1,435,440
4.90%, 9/15/2031	1,450,000	1,446,621
5.20%, 3/15/2033	950,000	951,805
5.55%, 3/15/2036 (a)	1,450,000	1,445,896
6.40%, 3/15/2046	750,000	756,810
6.55%, 3/15/2056	1,250,000	1,251,275
6.70%, 3/15/2066	750,000	754,328
ServiceNow, Inc.:
1.40%, 9/1/2030	749,000	656,573
4.25%, 5/15/2028	125,000	124,600
4.70%, 8/15/2031	250,000	248,720
5.05%, 5/15/2033	250,000	249,728
5.40%, 5/15/2036	220,000	219,727
6.30%, 5/15/2056	180,000	183,074
Synopsys, Inc.:
4.65%, 4/1/2028	840,000	841,168
4.85%, 4/1/2030	667,000	668,167
5.00%, 4/1/2032	531,000	531,940
5.15%, 4/1/2035	535,000	532,330
5.70%, 4/1/2055 (a)	675,000	655,047
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	401,000	402,889
5.40%, 6/12/2029	295,000	300,555
VMware LLC:
1.80%, 8/15/2028	520,000	491,790
2.20%, 8/15/2031	480,000	422,765
Workday, Inc. 3.80%, 4/1/2032 (a)	990,000	922,007
		73,189,338
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	482,000	448,737
3.63%, 4/22/2029	350,000	339,923
4.38%, 7/16/2042 (a)	225,000	193,979
6.13%, 3/30/2040	900,000	937,233
AT&T, Inc.:
1.65%, 2/1/2028	917,500	876,937
2.25%, 2/1/2032	925,000	804,935
2.55%, 12/1/2033	1,192,000	1,001,590
2.75%, 6/1/2031	1,099,000	999,321
3.50%, 6/1/2041	1,006,000	773,946
3.50%, 9/15/2053	2,374,000	1,540,061
3.55%, 9/15/2055	3,387,000	2,177,435
3.65%, 6/1/2051	984,000	669,937
3.65%, 9/15/2059	2,007,000	1,282,031
3.80%, 12/1/2057	1,970,000	1,314,640
4.10%, 2/15/2028	1,029,000	1,021,066
4.30%, 2/15/2030	1,267,250	1,249,825
4.30%, 12/15/2042	535,000	441,733
Security Description	Principal Amount	Value
4.35%, 3/1/2029	$982,000	$975,607
4.50%, 5/15/2035	911,000	858,563
4.50%, 3/9/2048	194,000	155,375
4.55%, 11/1/2032	250,000	244,057
4.70%, 8/15/2030	622,000	622,124
4.75%, 4/30/2033	730,000	714,444
4.75%, 5/15/2046	575,000	484,098
4.85%, 3/1/2039	362,000	336,653
4.90%, 11/1/2035	355,000	343,722
4.90%, 8/15/2037	200,000	190,452
5.13%, 4/30/2036	250,000	245,067
5.25%, 10/30/2036	750,000	735,862
5.35%, 9/1/2040	200,000	193,552
5.38%, 8/15/2035	255,000	256,127
5.40%, 2/15/2034	1,249,000	1,266,249
5.45%, 3/1/2047	210,000	193,271
5.55%, 11/1/2045	1,000,000	940,150
5.70%, 11/1/2054	380,000	353,157
5.85%, 4/30/2046	835,000	804,289
6.00%, 4/30/2056	750,000	725,370
6.05%, 8/15/2056	295,000	287,129
6.20%, 10/30/2056	165,000	163,165
6.30%, 10/30/2066	275,000	272,662
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	193,000	160,182
5.10%, 5/11/2033 (a)	481,000	480,524
5.45%, 11/15/2036 (a)	430,000	426,710
5.55%, 2/15/2054 (a)	300,000	282,135
British Telecommunications Ltd. 9.63%, 12/15/2030	1,182,500	1,397,727
Cisco Systems, Inc.:
4.75%, 2/24/2030	424,000	427,880
4.85%, 2/26/2029	970,000	980,272
4.95%, 2/24/2032	400,000	404,816
5.05%, 2/26/2034	1,789,000	1,804,511
5.10%, 2/24/2035	200,000	202,018
5.30%, 2/26/2054	600,000	567,282
5.35%, 2/26/2064	1,330,000	1,242,646
5.50%, 2/24/2055 (a)	220,000	214,709
5.90%, 2/15/2039	824,000	873,020
Corning, Inc.:
4.38%, 11/15/2057	300,000	239,820
4.70%, 3/15/2037	300,000	287,763
4.75%, 3/15/2042	305,000	278,700
Deutsche Telekom International Finance BV 8.25%, 6/15/2030	1,109,000	1,247,625
Juniper Networks, Inc. 5.95%, 3/15/2041	260,000	260,471
Motorola Solutions, Inc.:
2.30%, 11/15/2030	380,000	342,407
2.75%, 5/24/2031	110,000	99,963
4.60%, 2/23/2028	516,000	517,176
5.00%, 4/15/2029	440,000	444,642
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.20%, 8/15/2032	$346,000	$348,958
5.50%, 9/1/2044 (a)	153,000	148,049
5.55%, 8/15/2035	500,000	508,935
Orange SA:
5.38%, 1/13/2042	300,000	289,749
9.00%, 3/1/2031	827,000	965,531
Rogers Communications, Inc.:
3.70%, 11/15/2049	620,000	449,221
3.80%, 3/15/2032	824,000	767,548
4.50%, 3/15/2042	300,000	254,265
4.55%, 3/15/2052	500,000	397,235
5.00%, 2/15/2029	306,000	307,906
5.30%, 2/15/2034	500,000	495,850
5.45%, 10/1/2043	275,000	256,083
Sprint Capital Corp.:
6.88%, 11/15/2028	777,000	813,900
8.75%, 3/15/2032	804,000	947,088
Telefonica Emisiones SA:
4.90%, 3/6/2048	660,000	559,442
5.21%, 3/8/2047	937,000	833,162
7.05%, 6/20/2036	1,207,000	1,337,030
Telefonica Europe BV 8.25%, 9/15/2030	482,000	541,320
TELUS Corp. 3.40%, 5/13/2032	525,000	477,808
T-Mobile USA, Inc.:
2.05%, 2/15/2028	630,000	605,468
2.25%, 11/15/2031	228,000	200,198
2.55%, 2/15/2031	951,000	862,671
2.70%, 3/15/2032	219,000	194,676
3.30%, 2/15/2051	868,000	566,873
3.38%, 4/15/2029	860,000	831,732
3.40%, 10/15/2052	965,000	632,886
3.50%, 4/15/2031	927,000	875,144
3.88%, 4/15/2030	2,494,000	2,416,861
4.20%, 10/1/2029	349,000	344,732
4.38%, 4/15/2040	444,000	391,737
4.50%, 4/15/2050	782,000	631,676
4.63%, 1/15/2033 (a)	195,000	190,343
4.85%, 1/15/2029	380,000	382,360
4.95%, 11/15/2035	325,000	317,164
5.00%, 2/15/2036 (a)	500,000	488,720
5.05%, 7/15/2033	1,168,000	1,165,968
5.13%, 5/15/2032	233,000	235,414
5.15%, 4/15/2034	195,000	195,482
5.25%, 6/15/2055	2,225,000	1,970,883
5.30%, 5/15/2035	464,000	466,343
5.50%, 1/15/2055	392,000	359,762
5.65%, 1/15/2053	200,000	188,096
5.70%, 1/15/2056	350,000	331,401
5.75%, 1/15/2034	665,000	688,860
5.75%, 1/15/2054 (a)	400,000	380,760
5.85%, 2/15/2056	500,000	484,420
5.88%, 11/15/2055	363,000	353,141
6.00%, 6/15/2054	200,000	197,616
Security Description	Principal Amount	Value
6.70%, 12/15/2033	$300,000	$327,789
Verizon Communications, Inc.:
1.50%, 9/18/2030	204,000	179,636
1.68%, 10/30/2030	300,000	264,795
1.75%, 1/20/2031	737,000	647,211
2.10%, 3/22/2028	889,000	853,333
2.36%, 3/15/2032	1,255,000	1,096,820
2.55%, 3/21/2031	1,238,000	1,123,931
2.65%, 11/20/2040	609,000	430,283
2.88%, 11/20/2050	975,000	596,505
2.99%, 10/30/2056	2,637,000	1,551,479
3.00%, 11/20/2060	739,000	422,649
3.40%, 3/22/2041	447,000	345,370
3.55%, 3/22/2051	2,383,000	1,656,161
3.70%, 3/22/2061 (a)	1,360,000	910,710
3.88%, 2/8/2029	1,099,000	1,082,141
3.88%, 3/1/2052 (a)	400,000	292,136
4.00%, 3/22/2050	768,000	582,935
4.02%, 12/3/2029	1,346,000	1,321,099
4.27%, 1/15/2036	1,100,000	1,013,386
4.40%, 11/1/2034	767,000	727,753
4.50%, 8/10/2033	933,500	902,536
4.67%, 3/15/2055	276,000	225,895
4.75%, 1/15/2033	450,000	443,092
4.81%, 3/15/2039	671,000	624,070
4.86%, 8/21/2046	931,000	809,644
5.00%, 1/15/2036	500,000	487,555
5.01%, 8/21/2054	236,000	204,046
5.05%, 5/9/2033	214,000	215,588
5.25%, 4/2/2035 (a)	445,000	444,907
5.40%, 7/2/2037	750,000	748,012
5.50%, 2/23/2054 (a)	190,000	179,092
5.75%, 11/30/2045	345,000	335,537
5.88%, 11/30/2055	1,276,000	1,238,154
6.00%, 11/30/2065	1,242,000	1,203,796
6.55%, 9/15/2043 (a)	725,000	779,165
7.75%, 12/1/2030	165,000	184,486
Vodafone Group PLC:
4.80%, 6/18/2031	1,000,000	993,160
5.35%, 6/18/2036	1,000,000	991,790
5.75%, 6/28/2054 (a)	595,000	561,579
5.75%, 2/10/2063	142,000	131,786
5.88%, 6/28/2064	365,000	344,618
6.15%, 2/27/2037	857,000	906,963
7.88%, 2/15/2030	300,000	330,636
		96,980,169
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.90%, 11/19/2029	247,000	240,230
4.65%, 3/12/2031	310,000	306,140
6.05%, 5/14/2034	200,000	208,868
Mattel, Inc. 5.00%, 11/17/2030	250,000	249,115
		1,004,353
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	$350,000	$218,488
3.05%, 2/15/2051	370,000	241,984
3.30%, 9/15/2051	490,000	334,915
3.90%, 8/1/2046	237,000	186,720
4.05%, 6/15/2048	200,000	159,430
4.45%, 1/15/2053	350,000	290,542
4.55%, 9/1/2044	239,000	210,753
4.70%, 9/1/2045	410,000	365,445
4.90%, 4/1/2044	333,000	309,284
4.95%, 9/15/2041	335,000	321,600
5.20%, 4/15/2054	919,000	855,433
5.40%, 6/1/2041	266,000	266,625
5.50%, 3/15/2055	374,000	363,262
5.55%, 3/15/2056	455,000	445,686
5.80%, 3/15/2056	750,000	758,880
6.15%, 5/1/2037	551,000	600,976
Canadian National Railway Co.:
3.20%, 8/2/2046	188,000	134,010
3.65%, 2/3/2048	271,000	204,261
3.85%, 8/5/2032	300,000	285,390
4.20%, 3/12/2031	500,000	489,755
4.35%, 5/12/2029	60,000	59,627
4.45%, 1/20/2049	346,000	294,079
4.75%, 11/12/2035	210,000	205,609
4.95%, 5/12/2036	250,000	248,370
6.13%, 11/1/2053	210,000	223,738
6.20%, 6/1/2036	105,000	113,943
6.38%, 11/15/2037	240,000	266,112
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	742,000	659,868
3.10%, 12/2/2051	544,000	355,825
3.50%, 5/1/2050	188,000	133,952
4.00%, 3/15/2029	265,000	260,991
4.20%, 11/15/2069	200,000	149,862
4.70%, 5/1/2048	173,000	151,987
4.80%, 3/30/2030	270,000	271,358
4.80%, 9/15/2035	250,000	245,573
4.80%, 8/1/2045	210,000	188,824
5.20%, 3/30/2035	500,000	505,705
5.50%, 3/15/2056	40,000	38,668
5.95%, 5/15/2037	254,000	268,745
6.13%, 9/15/2115	215,000	223,067
7.13%, 10/15/2031	332,000	367,016
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	370,000	367,243
CSX Corp.:
2.40%, 2/15/2030	351,000	325,872
3.35%, 9/15/2049	191,000	133,920
3.80%, 3/1/2028	255,360	252,694
3.80%, 4/15/2050	250,000	189,913
3.95%, 5/1/2050	140,000	108,749
Security Description	Principal Amount	Value
4.10%, 11/15/2032 (a)	$270,000	$261,357
4.10%, 3/15/2044	300,000	250,044
4.25%, 3/15/2029	542,000	538,206
4.25%, 11/1/2066	350,000	266,444
4.30%, 3/1/2048	351,000	290,677
4.50%, 11/15/2052 (a)	415,000	349,343
5.05%, 6/15/2035 (a)	750,000	751,815
5.20%, 11/15/2033	345,000	352,186
5.50%, 4/15/2041	400,000	402,248
6.15%, 5/1/2037	200,000	215,916
FedEx Corp.:
2.40%, 5/15/2031	306,000	275,890
3.10%, 8/5/2029	642,000	614,475
4.05%, 2/15/2048	300,000	242,847
4.25%, 5/15/2030	500,000	493,825
4.40%, 1/15/2047 (a)	330,000	281,724
4.55%, 4/1/2046	300,000	262,260
4.75%, 11/15/2045	420,000	375,929
5.25%, 5/15/2050	385,000	363,717
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	302,000	297,826
4.65%, 3/15/2031 (b)	525,000	515,482
4.95%, 3/15/2033 (a) (b)	225,000	220,410
5.25%, 3/15/2036 (b)	380,000	369,998
GXO Logistics, Inc.:
2.65%, 7/15/2031	270,000	239,317
6.50%, 5/6/2034	242,000	253,551
Norfolk Southern Corp.:
2.30%, 5/15/2031	452,000	404,594
2.55%, 11/1/2029	346,000	324,541
2.90%, 8/25/2051	290,000	181,189
3.05%, 5/15/2050	475,000	310,061
3.16%, 5/15/2055	265,000	169,187
3.40%, 11/1/2049	257,000	180,653
3.70%, 3/15/2053	220,000	158,473
3.80%, 8/1/2028	383,000	377,971
4.05%, 8/15/2052	500,000	384,895
4.10%, 5/15/2121	300,000	209,583
4.15%, 2/28/2048	346,000	278,506
4.45%, 3/1/2033	248,000	242,797
4.55%, 6/1/2053	480,000	401,290
5.10%, 5/1/2035	175,000	175,938
5.35%, 8/1/2054 (a)	250,000	235,923
Ryder System, Inc.:
Series MTN, 4.85%, 6/15/2030	200,000	201,046
Series MTN, 4.90%, 12/1/2029	250,000	251,840
Series GMTN, 4.95%, 9/1/2029	225,000	226,715
Union Pacific Corp.:
2.38%, 5/20/2031	500,000	451,580
2.40%, 2/5/2030	401,000	372,729
2.80%, 2/14/2032	535,000	486,882
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2.89%, 4/6/2036 (a)	$796,000	$670,136
2.95%, 3/10/2052	396,000	252,145
3.25%, 2/5/2050	530,000	364,947
3.35%, 8/15/2046	155,000	111,924
3.38%, 2/1/2035	200,000	177,956
3.50%, 2/14/2053	521,000	367,607
3.55%, 5/20/2061	250,000	169,185
3.60%, 9/15/2037	105,000	91,836
3.70%, 3/1/2029	597,000	586,194
3.80%, 10/1/2051	494,000	370,984
3.84%, 3/20/2060	600,000	432,300
3.95%, 9/10/2028	619,000	613,262
4.00%, 4/15/2047	200,000	158,802
4.50%, 1/20/2033	300,000	297,438
5.10%, 2/20/2035 (a)	331,000	335,958
5.15%, 1/20/2063 (a)	275,000	252,846
5.60%, 12/1/2054	375,000	371,850
United Parcel Service, Inc.:
2.50%, 9/1/2029	302,000	284,765
3.05%, 11/15/2027	439,000	432,283
3.40%, 3/15/2029	482,000	469,507
3.40%, 11/15/2046	306,000	221,137
3.75%, 11/15/2047	220,000	166,815
4.25%, 3/15/2049	200,000	162,340
4.45%, 4/1/2030 (a)	369,500	369,792
4.65%, 10/15/2030 (a)	500,000	503,520
4.88%, 3/3/2033 (a)	443,000	448,205
4.88%, 11/15/2040	413,000	391,165
5.15%, 5/22/2034 (a)	215,000	219,511
5.20%, 4/1/2040 (a)	150,000	148,149
5.25%, 5/14/2035 (a)	322,000	328,520
5.50%, 5/22/2054	310,000	298,874
5.95%, 5/14/2055 (a)	325,000	332,075
6.05%, 5/14/2065	490,000	502,436
6.20%, 1/15/2038 (a)	639,000	693,360
		39,764,453
TRUCKING & LEASING — 0.0% *
GATX Corp.:
3.10%, 6/1/2051	350,000	223,024
3.50%, 6/1/2032	406,000	375,948
4.00%, 6/30/2030	100,000	97,359
4.55%, 11/7/2028	104,000	103,544
4.90%, 3/15/2033	231,000	229,505
5.50%, 6/15/2035	300,000	303,336
6.05%, 6/5/2054 (a)	250,000	252,615
		1,585,331
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	570,000	509,369
2.95%, 9/1/2027	420,000	413,498
3.45%, 6/1/2029	229,500	222,555
3.45%, 5/1/2050	200,000	140,926
3.75%, 9/1/2047	596,000	453,049
4.15%, 6/1/2049	229,000	182,309
Security Description	Principal Amount	Value
4.45%, 6/1/2032	$300,000	$294,525
4.63%, 6/1/2029	195,000	195,131
5.15%, 3/1/2034	320,000	323,933
5.20%, 4/1/2036	750,000	749,025
5.45%, 3/1/2054	225,000	215,449
5.70%, 9/1/2055	135,000	133,628
Essential Utilities, Inc.:
2.40%, 5/1/2031	430,000	384,141
4.80%, 8/15/2027	300,000	300,756
5.13%, 3/15/2036	267,000	263,267
5.25%, 8/15/2035	350,000	349,304
5.30%, 5/1/2052	200,000	182,930
		5,313,795
TOTAL CORPORATE BONDS & NOTES (Cost $2,393,274,055)		2,316,899,628
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2025-1, Class A3, 3.96%, 3/15/2030	57,000	56,781
BMW Vehicle Lease Trust Series 2026-1, Class A3, 4.15%, 5/25/2029	270,000	268,794
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3, 3.85%, 7/15/2030	89,000	88,029
CarMax Auto Owner Trust:
Series 2025-4, Class A3, 3.97%, 12/16/2030	300,000	297,365
Series 2025-2, Class A3, 4.48%, 3/15/2030	2,000,000	2,001,990
CarMax Select Receivables Trust:
Series 2025-B, Class A3, 4.12%, 3/15/2030	107,000	106,474
Series 2026-B, Class A3, 4.64%, 12/16/2030	127,000	127,017
Carvana Auto Receivables Trust:
Series 2025-P4, Class A3, 4.14%, 12/10/2030	190,000	188,549
Series 2026-P1, Class A3, 4.26%, 2/10/2031	600,000	595,805
Series 2026-P2, Class A3, 4.77%, 4/10/2031	267,000	267,401
Exeter Automobile Receivables Trust:
Series 2026-2A, Class A3, 4.45%, 5/15/2030	500,000	499,889
Series 2026-3A, Class A3, 4.47%, 7/15/2030	1,000,000	998,763
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Ford Credit Auto Lease Trust Series 2025-B, Class A3, 4.23%, 12/15/2028	$480,000	$479,416
Ford Credit Auto Owner Trust:
Series 2026-A, Class A3, 4.05%, 10/15/2030	500,000	495,672
Series 2026-B, Class A3, 4.39%, 2/15/2031	250,000	249,730
Ford Credit Floorplan Master Owner Trust A:
Series 2025-2, Class A1, 4.06%, 9/15/2030	645,000	639,109
Series 2026-1, Class A, 4.42%, 5/15/2031	409,000	407,817
GM Financial Automobile Leasing Trust Series 2026-1, Class A3, 3.88%, 1/22/2029	500,000	496,360
GM Financial Consumer Automobile Receivables Trust:
Series 2025-4, Class A3, 3.84%, 2/18/2031	1,000,000	988,179
Series 2025-3, Class A3, 4.18%, 8/16/2030	193,000	192,602
Honda Auto Receivables Owner Trust:
Series 2026-1, Class A3, 3.78%, 9/23/2030	55,000	54,264
Series 2025-3, Class A3, 4.04%, 2/21/2030	200,000	198,941
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	113,755
Series 2026-2, Class A3, 4.30%, 11/15/2030	461,000	459,491
Hyundai Auto Receivables Trust:
Series 2026-A, Class A3, 3.79%, 2/18/2031	500,000	493,291
Series 2025-C, Class A3, 3.88%, 4/15/2030	150,000	148,846
Series 2025-D, Class A3, 3.99%, 9/16/2030	300,000	297,438
Series 2025-B, Class A3, 4.36%, 12/17/2029	135,000	135,030
Mercedes-Benz Auto Lease Trust:
Series 2025-B, Class A3, 3.88%, 4/16/2029	300,000	297,973
Series 2025-A, Class A3, 4.61%, 4/16/2029	119,000	119,342
Mercedes-Benz Auto Receivables Trust Series 2026-1, Class A3, 4.36%, 10/15/2030	333,000	332,262
Security Description	Principal Amount	Value
Nissan Auto Receivables Owner Trust:
Series 2023-B, Class A3, 5.93%, 3/15/2028	$35,092	$35,231
Series 2025-A, Class A3, 4.49%, 12/17/2029	560,000	560,767
Porsche Innovative Lease Owner Trust Series 2026-1A, Class A3, 4.41%, 8/20/2029	182,000	181,821
Santander Drive Auto Receivables Trust Series 2025-3, Class A3, 4.38%, 1/15/2030	1,500,000	1,500,749
Toyota Auto Receivables Owner Trust:
Series 2025-D, Class A3, 3.84%, 6/17/2030	296,000	293,560
Series 2026-A, Class A3, 3.86%, 9/16/2030	400,000	395,370
Series 2026-B, Class A3, 4.13%, 12/16/2030	111,000	110,207
Volkswagen Auto Lease Trust Series 2025-A, Class A3, 4.50%, 6/20/2028	215,000	215,347
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A3, 3.92%, 3/20/2030	240,000	237,870
World Omni Auto Receivables Trust:
Series 2026-A, Class A3, 3.86%, 5/15/2031	143,000	141,136
Series 2026-B, Class A3, 4.37%, 6/16/2031	500,000	499,102
		16,267,535
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	500,000	502,204
Series 2025-2, Class A, 4.28%, 4/15/2030	435,000	434,337
Series 2025-4, Class A, 4.30%, 7/15/2030	158,000	157,699
Series 2025-3, Class A, 4.51%, 4/15/2032	1,000,000	1,002,123
Series 2025-5, Class A, 4.51%, 7/15/2032	667,000	668,674
BA Credit Card Trust Series 2025-A1, Class A, 4.31%, 5/15/2030	120,000	119,932
Capital One Multi-Asset Execution Trust Series 2024-A1, Class A, 3.92%, 9/15/2029	2,000,000	1,991,939
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Chase Issuance Trust:
Series 2025-A1, Class A, 4.16%, 7/15/2030	$890,000	$886,083
Series 2026-A1, Class A, 4.40%, 5/15/2031	1,000,000	1,000,197
Citibank Credit Card Issuance Trust:
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	273,891
Series 2025-A1, Class A, 4.30%, 6/21/2030	288,000	287,465
Series 2025-A2, Class A, 4.49%, 6/21/2032	300,000	300,198
Synchrony Card Funding LLC Series 2026-A1, Class A, 4.18%, 3/15/2032	600,000	594,655
Synchrony Card Issuance Trust:
Series 2025-A3, Class A, 4.06%, 11/15/2031	500,000	494,897
Series 2025-A1, Class A, 4.78%, 2/15/2031	125,000	125,609
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	1,000,000	999,959
		9,839,862
OTHER ABS — 0.0% *
CNH Equipment Trust Series 2026-B, Class A3, 4.59%, 9/15/2031	350,000	350,747
John Deere Owner Trust:
Series 2024-B, Class A3, 5.20%, 3/15/2029	201,731	202,984
Series 2025-B, Class A3, 4.17%, 12/17/2029	500,000	497,928
Verizon Master Trust:
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,472,000	1,484,390
Series 2025-5, Class A1A, 4.40%, 6/20/2031	212,000	211,619
Series 2026-2, Class A1A, 4.51%, 6/21/2032	1,028,000	1,027,177
		3,774,845
TOTAL ASSET-BACKED SECURITIES (Cost $30,074,629)		29,882,242
FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027 (a)	381,000	378,440
3.75%, 09/05/2029	400,000	394,452
3.75%, 09/10/2030	400,000	392,704
3.75%, 01/15/2031	900,000	881,991
Security Description	Principal Amount	Value
4.00%, 05/28/2028 (a)	$258,000	$256,968
4.13%, 05/29/2029	225,000	224,510
4.25%, 03/01/2028	425,000	425,178
4.50%, 01/24/2030	455,000	458,899
		3,413,142
CANADA — 0.4%
Canada Government International Bonds:
3.75%, 04/26/2028	1,493,000	1,482,355
4.00%, 03/18/2030	715,000	710,035
4.25%, 05/28/2031	2,245,000	2,247,229
4.63%, 04/30/2029	180,000	182,178
Export Development Canada:
3.75%, 09/07/2027	880,000	875,550
3.88%, 02/14/2028	525,000	522,391
4.00%, 06/20/2030	405,000	401,374
4.13%, 02/13/2029	1,505,000	1,502,770
4.75%, 06/05/2034	405,000	414,213
Province of Alberta:
1.30%, 07/22/2030	607,000	539,960
3.30%, 03/15/2028	934,000	919,655
4.50%, 06/26/2029	1,198,000	1,205,813
Province of British Columbia:
1.30%, 01/29/2031	50,000	43,732
4.05%, 04/23/2031	400,000	394,790
4.20%, 07/06/2033	875,000	857,566
4.70%, 01/24/2028	320,000	322,202
4.75%, 06/12/2034	1,079,000	1,088,654
4.80%, 11/15/2028	1,165,000	1,179,076
4.80%, 06/11/2035	825,000	832,892
4.90%, 04/24/2029	1,570,000	1,595,696
7.25%, 09/01/2036	180,000	214,237
Province of Manitoba:
1.50%, 10/25/2028	355,000	333,491
4.30%, 07/27/2033	350,000	344,684
4.90%, 05/31/2034	200,000	203,617
Province of New Brunswick 3.63%, 2/24/2028	215,000	212,777
Province of Ontario:
1.13%, 10/07/2030	2,354,000	2,065,473
1.60%, 02/25/2031	130,000	115,238
1.80%, 10/14/2031	765,000	672,677
2.00%, 10/02/2029	73,000	67,961
3.70%, 09/17/2029	430,000	422,509
3.80%, 01/29/2029	1,270,000	1,256,233
3.90%, 09/04/2030	1,510,000	1,487,146
4.05%, 04/16/2031	1,500,000	1,483,289
4.70%, 01/15/2030	200,000	202,575
4.85%, 06/11/2035	740,000	751,876
4.85%, 05/29/2036	500,000	506,197
5.05%, 04/24/2034	625,000	644,592
Province of Quebec:
1.35%, 05/28/2030	1,004,000	897,288
3.63%, 04/13/2028	408,000	403,715
3.88%, 01/14/2031	1,330,000	1,305,298
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.25%, 09/05/2034	$765,000	$746,493
4.50%, 04/03/2029	1,437,000	1,445,718
4.50%, 09/08/2033	710,000	707,885
4.63%, 08/28/2035	385,000	383,592
4.63%, 06/03/2036	690,000	684,966
7.50%, 09/15/2029	255,000	278,976
Province of Saskatchewan 4.65%, 1/28/2030	450,000	455,018
		35,611,652
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	550,000	498,884
2.55%, 01/27/2032	625,000	555,721
2.55%, 07/27/2033	430,000	369,259
3.10%, 05/07/2041	1,130,000	864,475
3.10%, 01/22/2061	610,000	382,677
3.25%, 09/21/2071	372,000	234,918
3.50%, 01/31/2034	457,000	415,029
3.50%, 01/25/2050	575,000	418,066
3.50%, 04/15/2053	200,000	141,780
3.63%, 10/30/2042	155,000	124,851
3.86%, 06/21/2047	365,000	288,048
4.34%, 03/07/2042	641,000	566,863
4.35%, 04/13/2031	200,000	196,450
4.85%, 01/22/2029	760,000	765,776
4.95%, 01/05/2036	420,000	415,393
5.33%, 01/05/2054	655,000	631,672
5.65%, 01/13/2037	475,000	494,115
		7,363,977
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	200,000	129,458
1.75%, 09/14/2029	220,000	204,105
2.88%, 04/03/2028	177,000	173,198
3.50%, 08/27/2027	725,000	719,831
3.50%, 08/09/2028	1,380,000	1,361,798
3.50%, 05/15/2029	975,000	957,235
3.75%, 07/15/2030	1,225,000	1,204,481
3.75%, 03/14/2031 (a)	1,715,000	1,681,386
3.88%, 05/15/2028	1,385,000	1,377,881
4.13%, 07/22/2031 (a)	890,000	885,488
4.63%, 03/18/2030 (a)	916,000	929,026
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	400,000	349,428
3.63%, 10/08/2030	1,370,000	1,338,887
4.13%, 05/28/2030	355,000	353,548
4.13%, 06/03/2031	600,000	597,174
4.63%, 04/17/2029	205,000	207,284
Series 37, 2.50%, 11/15/2027 (a)	185,000	180,867
		12,651,075
Security Description	Principal Amount	Value
HUNGARY — 0.0% *
Hungary Government International Bonds 7.63%, 3/29/2041	$483,600	$572,820
INDONESIA — 0.1%
Indonesia Government International Bonds:
2.15%, 07/28/2031	425,000	372,421
2.85%, 02/14/2030	221,000	206,423
3.05%, 03/12/2051	624,000	398,849
3.20%, 09/23/2061	250,000	152,378
3.40%, 09/18/2029	200,000	193,562
3.50%, 02/14/2050	292,000	205,443
3.55%, 03/31/2032	400,000	371,408
3.70%, 10/30/2049	717,000	522,615
3.85%, 10/15/2030	235,000	226,361
4.10%, 04/24/2028	505,000	502,904
4.20%, 10/15/2050	700,000	551,996
4.30%, 04/16/2031	350,000	341,921
4.30%, 03/31/2052	277,000	221,245
4.35%, 02/21/2031	355,000	347,495
4.35%, 01/11/2048	570,000	468,419
4.45%, 04/15/2070	375,000	292,212
4.65%, 09/20/2032	530,000	519,354
4.70%, 02/10/2034	320,000	311,576
4.75%, 02/11/2029	175,000	175,861
4.75%, 09/10/2034	450,000	434,885
4.85%, 01/11/2033	500,000	492,416
4.90%, 04/16/2036	350,000	337,727
4.95%, 02/21/2036	280,000	270,473
5.03%, 05/29/2031	250,000	251,227
5.15%, 09/10/2054	430,000	394,979
5.25%, 01/15/2030	375,000	379,798
5.35%, 02/11/2049	367,000	351,055
5.45%, 09/20/2052	260,500	248,043
5.48%, 02/21/2056	281,000	273,026
5.60%, 01/15/2035	700,000	712,307
5.69%, 05/29/2036	200,000	204,204
		10,732,583
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	747,000	685,585
3.88%, 07/03/2050	428,000	309,370
4.13%, 01/17/2048	697,000	539,716
4.50%, 01/13/2031	1,495,000	1,461,747
4.50%, 01/30/2043	300,000	256,280
4.50%, 04/03/2120	678,000	497,872
5.00%, 01/13/2036	565,000	549,993
5.38%, 02/19/2030	310,000	313,647
5.50%, 03/12/2034	1,095,000	1,111,479
5.63%, 02/19/2035	810,000	828,689
5.75%, 03/12/2054	980,000	935,858
5.88%, 01/13/2056	585,000	566,146
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
State of Israel:
2.50%, 01/15/2030	$350,000	$321,655
3.38%, 01/15/2050	776,000	515,706
		8,893,743
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	400,000	381,098
3.88%, 05/06/2051	1,427,000	1,059,124
4.00%, 10/17/2049	1,325,000	1,015,354
5.38%, 06/15/2033	738,000	765,765
		3,221,341
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	605,000	527,346
1.88%, 04/15/2031	1,127,000	1,005,216
2.13%, 02/16/2029	246,000	232,517
2.75%, 11/16/2027	552,000	540,373
2.88%, 07/21/2027	602,000	593,345
3.50%, 10/31/2028	60,000	58,909
3.88%, 07/03/2028	322,000	319,296
4.38%, 10/05/2027	174,000	174,150
4.38%, 01/24/2031	300,000	299,707
4.38%, 01/23/2036	350,000	341,513
4.63%, 07/19/2028	628,000	631,704
4.63%, 04/17/2034	200,000	200,126
4.63%, 07/02/2036 (d)	1,245,000	1,236,890
Japan International Cooperation Agency:
1.00%, 07/22/2030	225,000	196,999
3.38%, 06/12/2028	766,000	752,082
4.25%, 05/22/2030	190,000	188,994
4.38%, 05/28/2031	275,000	274,803
4.75%, 05/21/2029	220,000	222,264
		7,796,234
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,072,000	948,163
3.50%, 02/12/2034	955,000	814,721
3.75%, 01/11/2028	200,000	200,000
3.77%, 05/24/2061	1,361,000	817,915
4.28%, 08/14/2041	1,581,000	1,244,130
4.35%, 01/15/2047	850,000	626,613
4.40%, 02/12/2052	670,000	479,961
4.50%, 04/22/2029	1,774,000	1,757,096
4.50%, 01/31/2050	931,000	690,155
4.60%, 01/23/2046	1,881,000	1,455,901
4.60%, 02/10/2048	608,600	460,723
4.75%, 03/22/2031	285,000	278,523
4.75%, 04/27/2032	986,000	947,608
4.88%, 05/19/2033	700,000	664,758
5.00%, 04/27/2051	950,000	749,573
Security Description	Principal Amount	Value
5.38%, 03/22/2033	$764,000	$748,450
5.55%, 01/21/2045	449,000	405,311
5.63%, 02/09/2034	495,000	486,860
5.63%, 09/22/2035	465,000	453,242
5.85%, 07/02/2032	486,000	491,230
6.00%, 05/13/2030	484,000	497,772
6.00%, 05/07/2036	398,000	397,525
6.05%, 01/11/2040	998,000	969,350
6.13%, 02/09/2038	1,300,000	1,276,358
6.25%, 08/27/2037	1,550,000	1,550,229
6.34%, 05/04/2053	980,000	917,827
6.35%, 02/09/2035	973,000	995,165
6.63%, 01/29/2038	553,000	566,510
6.75%, 02/09/2056	1,210,000	1,186,716
6.88%, 05/13/2037	1,285,000	1,349,381
7.38%, 05/13/2055	298,000	316,657
Series GMTN, 5.75%, 10/12/2110	863,000	703,351
Series MTN, 4.75%, 03/08/2044	2,246,000	1,808,750
Series MTN, 6.75%, 09/27/2034	655,000	691,353
Series MTN, 7.50%, 04/08/2033	935,000	1,050,743
Series MTN, 8.30%, 08/15/2031	300,000	347,509
		29,346,129
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	818,000	686,497
3.30%, 01/19/2033	400,000	354,921
3.87%, 07/23/2060	1,537,000	1,057,413
3.88%, 03/17/2028	300,000	294,996
4.30%, 04/29/2053	620,000	477,519
4.50%, 05/15/2047	215,000	177,724
4.50%, 04/16/2050	865,000	693,219
4.50%, 04/01/2056	940,000	732,386
4.50%, 01/19/2063	486,000	372,916
6.40%, 02/14/2035	656,000	694,186
6.70%, 01/26/2036	600,000	646,543
6.85%, 03/28/2054	439,000	472,263
6.88%, 01/31/2036	475,000	518,207
7.50%, 03/01/2031	329,000	362,459
7.88%, 03/01/2057	300,000	362,620
8.00%, 03/01/2038	495,000	582,961
9.38%, 04/01/2029	200,000	223,026
		8,709,856
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	250,000	207,353
2.78%, 01/23/2031	1,183,000	1,089,002
2.84%, 06/20/2030	300,700	282,203
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.23%, 07/28/2121	$375,000	$207,828
3.30%, 03/11/2041	380,000	294,322
3.55%, 03/10/2051	200,000	140,749
5.38%, 02/08/2035	985,000	993,727
5.50%, 03/30/2036	496,000	501,342
5.63%, 11/18/2050	1,082,800	1,055,157
5.88%, 08/08/2054	680,000	675,842
6.20%, 06/30/2055	490,000	505,747
6.55%, 03/14/2037	263,000	288,019
8.75%, 11/21/2033	700,000	851,935
		7,093,226
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.95%, 01/06/2032	200,000	173,242
2.46%, 05/05/2030	263,000	243,203
2.65%, 12/10/2045	795,000	510,409
2.95%, 05/05/2045	628,000	428,496
3.20%, 07/06/2046	828,000	578,242
3.56%, 09/29/2032	400,000	372,974
3.70%, 03/01/2041	800,000	652,533
3.70%, 02/02/2042	640,000	515,520
3.95%, 01/20/2040	641,000	547,823
4.25%, 07/27/2031	600,000	588,475
4.38%, 03/05/2030	200,000	198,356
4.75%, 03/05/2035	740,000	714,233
5.00%, 07/17/2033	387,000	385,837
5.00%, 01/27/2036	500,000	489,145
5.00%, 01/13/2037	442,000	431,565
5.17%, 10/13/2027	150,000	151,501
5.18%, 09/05/2049	500,000	459,688
5.50%, 02/04/2035	490,000	498,616
5.50%, 01/17/2048	540,000	518,442
5.60%, 05/14/2049	450,000	436,782
5.61%, 04/13/2033	200,000	206,120
5.75%, 01/27/2051	500,000	498,098
5.90%, 02/04/2050	400,000	405,777
5.95%, 10/13/2047	675,000	689,535
6.38%, 10/23/2034	356,000	383,624
7.75%, 01/14/2031	600,000	673,277
9.50%, 02/02/2030	482,000	559,206
		12,310,719
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	296,000	297,697
4.63%, 04/14/2031	800,000	800,493
4.88%, 02/12/2030	870,000	879,108
4.88%, 10/04/2033	1,040,000	1,035,117
5.13%, 09/18/2034	589,000	592,036
5.38%, 02/12/2035	495,000	504,637
5.38%, 04/14/2036	605,000	610,872
5.50%, 11/16/2027	535,000	542,406
Security Description	Principal Amount	Value
5.50%, 04/04/2053	$889,000	$841,588
5.50%, 03/18/2054	1,276,000	1,207,398
5.75%, 11/16/2032	452,000	473,586
6.13%, 04/14/2056	750,000	761,802
		8,546,740
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.25%, 09/21/2030	200,000	176,016
3.75%, 01/13/2029	500,000	492,815
3.75%, 09/22/2030	720,000	702,496
3.88%, 01/13/2031	300,000	293,703
4.00%, 09/11/2027	200,000	199,230
4.13%, 10/17/2027	565,000	563,392
4.25%, 09/15/2027	251,000	250,757
4.38%, 01/13/2036	300,000	291,220
4.50%, 01/11/2029	445,000	446,536
4.63%, 01/14/2028	400,000	401,588
4.63%, 01/11/2034	251,000	250,905
4.88%, 01/14/2030	200,000	203,194
5.00%, 01/11/2028	658,000	664,094
5.13%, 01/11/2033	200,000	206,524
5.25%, 01/14/2035	205,000	212,989
Korea Development Bank:
1.63%, 01/19/2031	145,000	128,555
2.00%, 10/25/2031	200,000	177,359
3.75%, 01/28/2029	450,000	443,542
3.75%, 09/16/2030	715,000	697,210
4.00%, 01/28/2031	300,000	295,200
4.38%, 02/15/2028	295,000	295,123
4.38%, 02/15/2033	730,000	722,280
4.63%, 02/03/2028	190,000	190,767
4.88%, 02/03/2030	440,000	446,994
Korea International Bonds:
1.00%, 09/16/2030	474,000	415,049
2.50%, 06/19/2029	200,000	190,281
3.63%, 02/12/2029	595,000	586,105
3.63%, 10/29/2030	415,000	404,812
3.88%, 02/12/2031	720,000	707,839
4.50%, 07/03/2029	300,000	301,648
		11,358,223
SUPRANATIONAL — 1.3%
African Development Bank:
3.63%, 03/03/2031	175,000	170,522
3.88%, 06/12/2028	1,650,000	1,640,380
4.00%, 03/18/2030	910,000	902,793
4.38%, 03/14/2028	660,000	662,092
4.50%, 06/12/2035	985,000	988,487
Series GMTN, 4.38%, 11/03/2027 (a)	1,020,000	1,022,428
Asian Development Bank:
4.25%, 05/28/2031	975,000	975,975
4.38%, 03/22/2035	1,060,000	1,058,071
5.82%, 06/16/2028	916,000	941,556
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series GMTN, 0.75%, 10/08/2030	$280,000	$242,612
Series GMTN, 1.75%, 09/19/2029	200,000	185,430
Series GMTN, 1.88%, 01/24/2030	377,000	348,261
Series GMTN, 2.50%, 11/02/2027	418,000	409,055
Series GMTN, 2.75%, 01/19/2028	645,000	631,487
Series GMTN, 3.13%, 08/20/2027	1,263,000	1,248,640
Series GMTN, 3.13%, 09/26/2028	375,000	366,769
Series GMTN, 3.75%, 04/25/2028	1,156,000	1,147,538
Series GMTN, 3.75%, 08/28/2030	1,180,000	1,159,539
Series GMTN, 3.88%, 09/28/2032	380,000	371,328
Series GMTN, 3.88%, 06/14/2033	531,000	516,493
Series GMTN, 4.00%, 01/12/2033	945,000	928,311
Series GMTN, 4.13%, 05/30/2030	1,885,000	1,879,741
Series GMTN, 4.13%, 01/12/2034	595,000	585,873
Series GMTN, 4.25%, 01/14/2036	490,000	482,792
Series GMTN, 4.38%, 01/14/2028	1,450,000	1,454,669
Series GMTN, 4.38%, 03/06/2029	1,355,000	1,361,734
Series GMTN, 4.50%, 08/25/2028	1,918,000	1,931,292
Series GMTN, 4.75%, 02/12/2030	720,000	721,246
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	685,000	677,465
3.75%, 09/14/2027	770,000	766,258
3.88%, 04/22/2031	375,000	369,375
4.00%, 01/18/2028	1,095,000	1,092,328
4.50%, 01/16/2030	736,000	743,257
4.50%, 05/21/2035	400,000	402,360
Corp. Andina de Fomento:
4.13%, 01/07/2028	310,000	309,030
4.13%, 06/30/2028	187,000	186,166
4.63%, 01/15/2036	650,000	639,483
5.00%, 01/24/2029	680,000	690,275
5.00%, 01/22/2030	400,000	406,704
Council of Europe Development Bank:
3.63%, 01/26/2028	125,000	123,944
3.75%, 01/14/2031 (a)	630,000	618,263
4.00%, 05/21/2029	375,000	373,271
Security Description	Principal Amount	Value
4.13%, 01/24/2029	$253,000	$252,583
Series GMTN, 3.63%, 05/08/2028	250,000	247,550
European Bank for Reconstruction & Development:
4.13%, 01/25/2029	618,000	617,061
4.25%, 05/29/2031	1,455,000	1,456,135
Series GMTN, 4.38%, 03/09/2028	1,150,000	1,153,691
Series MTN, 4.25%, 03/13/2034	220,000	218,440
European Investment Bank:
0.88%, 05/17/2030	440,000	388,102
1.25%, 02/14/2031	391,000	342,837
1.63%, 05/13/2031	150,000	133,035
3.25%, 11/15/2027	1,280,000	1,264,794
3.63%, 07/15/2030	675,000	660,568
3.75%, 05/15/2029	2,138,000	2,113,221
3.75%, 03/13/2031 (a)	1,990,000	1,951,175
3.75%, 02/14/2033 (a)	2,670,000	2,585,361
3.88%, 03/15/2028	1,630,000	1,622,274
3.88%, 06/15/2028	1,330,000	1,322,818
3.88%, 10/15/2030	1,290,000	1,273,385
4.00%, 02/15/2029	1,680,000	1,672,742
4.13%, 02/13/2034	1,385,000	1,363,879
4.25%, 08/16/2032	1,899,000	1,895,487
4.25%, 02/08/2036 (a)	1,155,000	1,137,629
4.38%, 10/10/2031	1,500,000	1,509,600
4.38%, 08/16/2033	1,000,000	1,002,760
4.50%, 10/16/2028	1,635,000	1,646,854
4.50%, 03/14/2030	1,680,000	1,697,304
4.63%, 02/12/2035	1,915,000	1,945,161
4.75%, 06/15/2029	2,760,000	2,803,277
Inter-American Development Bank:
0.63%, 09/16/2027	331,000	317,343
1.13%, 07/20/2028	1,087,000	1,022,823
2.25%, 06/18/2029	1,005,000	951,403
2.38%, 07/07/2027	821,000	806,559
3.50%, 09/14/2029	1,014,000	992,970
3.75%, 06/14/2030	1,000,000	983,220
4.00%, 01/12/2028	246,000	245,375
4.13%, 02/15/2029	930,000	928,958
4.13%, 01/23/2036	795,000	774,084
4.25%, 08/11/2031	1,520,000	1,520,760
4.38%, 07/17/2034	850,000	849,745
4.50%, 02/15/2030	1,780,000	1,797,337
Series GMTN, 1.13%, 01/13/2031	482,000	421,066
Series GMTN, 3.50%, 04/12/2033	2,377,000	2,261,026
Series GMTN, 3.63%, 09/17/2031	805,000	781,647
Series GMTN, 4.38%, 07/16/2035	415,000	413,070
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series GMTN, 4.50%, 09/13/2033	$390,000	$393,498
Inter-American Investment Corp.:
3.63%, 11/20/2028	335,000	330,461
4.25%, 02/14/2029	351,000	351,105
4.25%, 04/01/2030	515,000	514,109
4.75%, 09/19/2028	575,000	581,227
Series GMTN, 4.38%, 05/28/2031	750,000	753,330
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,688,000	1,610,706
0.75%, 08/26/2030	900,000	782,649
0.88%, 05/14/2030	1,504,000	1,326,483
1.13%, 09/13/2028	3,024,000	2,832,369
1.25%, 02/10/2031	830,000	727,852
1.38%, 04/20/2028	1,685,000	1,604,053
1.63%, 11/03/2031	1,654,000	1,447,564
1.75%, 10/23/2029	856,000	791,911
2.50%, 11/22/2027	230,000	224,855
2.50%, 03/29/2032	200,000	182,070
3.50%, 07/12/2028	3,050,000	3,011,387
3.50%, 10/28/2030	1,055,000	1,025,840
3.63%, 05/05/2028	745,000	737,893
3.88%, 10/16/2029	1,010,000	1,000,072
3.88%, 02/14/2030	1,445,000	1,429,408
3.88%, 08/28/2034	689,000	665,278
4.00%, 07/25/2030	1,231,000	1,221,829
4.00%, 01/10/2031	1,548,000	1,534,625
4.00%, 05/06/2032	2,565,000	2,527,859
4.13%, 03/20/2030	845,000	842,718
4.38%, 08/27/2035	1,360,000	1,353,839
4.50%, 04/10/2031	2,209,000	2,235,331
4.50%, 05/20/2036	2,150,000	2,155,439
4.63%, 08/01/2028	1,920,000	1,937,722
4.75%, 11/14/2033	235,000	240,779
Series GMTN, 4.63%, 01/15/2032	1,395,000	1,419,273
International Finance Corp.:
Series GMTN, 3.50%, 01/22/2029	525,000	516,631
Series GMTN, 3.88%, 07/02/2030	730,000	721,481
Series GMTN, 4.25%, 07/02/2029	900,000	901,620
Series GMTN, 4.50%, 01/21/2028	225,000	226,109
Series GMTN, 4.50%, 07/13/2028	547,000	550,583
Nordic Investment Bank:
3.75%, 08/28/2028	750,000	743,917
3.75%, 05/09/2030	385,000	378,070
3.75%, 01/23/2031	680,000	666,992
Security Description	Principal Amount	Value
4.38%, 03/14/2028	$610,000	$611,964
		124,189,303
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.63%, 03/12/2029	507,000	499,271
3.75%, 05/08/2028	215,000	213,052
3.75%, 07/29/2030	250,000	245,184
4.13%, 06/14/2028	975,000	972,801
Series GMTN, 3.75%, 09/13/2027	486,000	483,269
Series GMTN, 3.88%, 08/04/2027	410,000	408,636
Series GMTN, 4.25%, 02/01/2029	150,000	150,063
		2,972,276
UNITED STATES — 0.0% *
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	752,415
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.13%, 11/20/2045	233,000	200,655
4.38%, 10/27/2027	444,667	444,423
4.38%, 01/23/2031	930,000	932,949
4.98%, 04/20/2055	791,000	717,310
5.10%, 06/18/2050	1,012,333	946,605
5.44%, 02/14/2037	662,500	679,823
5.75%, 10/28/2034	700,000	731,500
7.63%, 03/21/2036	350,000	413,078
		5,066,343
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $309,115,652)		300,601,797
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.6%
Federal Farm Credit Banks Funding Corp.:
1.15%, 8/12/2030	85,000	74,458
1.79%, 6/22/2035	115,000	90,125
2.02%, 4/1/2031	524,000	468,737
3.75%, 4/9/2029	6,000,000	5,930,274
4.20%, 11/26/2029	200,000	197,628
4.89%, 9/12/2033	2,000,000	1,981,564
Federal Home Loan Banks:
3.25%, 11/16/2028	2,765,000	2,712,467
3.50%, 10/4/2027	845,000	838,070
3.50%, 3/3/2028	850,000	840,601
4.00%, 6/30/2028 (a)	2,765,000	2,755,369
4.25%, 12/10/2027	35,000	35,008
4.50%, 3/10/2028	270,000	271,428
4.75%, 3/10/2034	4,625,000	4,710,261
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 677, 5.50%, 7/15/2036 (a)	$500,000	$538,218
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2037	6,064,272	5,410,953
1.50%, 4/1/2037	3,798,244	3,387,392
1.50%, 5/1/2041	3,289,546	2,741,234
1.50%, 2/1/2051	4,953,057	3,797,069
1.50%, 6/1/2051	203,825	156,181
1.50%, 10/1/2051	5,269,207	4,036,700
1.50%, 11/1/2051	4,720,880	3,616,448
2.00%, 7/1/2035	2,146,544	1,963,171
2.00%, 2/1/2036	2,183,512	1,992,389
2.00%, 6/1/2036	7,462,356	6,819,970
2.00%, 1/1/2037	2,126,498	1,938,574
2.00%, 2/1/2037	2,675,673	2,441,070
2.00%, 4/1/2037	1,886,225	1,719,047
2.00%, 6/1/2037	733,419	670,512
2.00%, 3/1/2042	1,279,232	1,102,397
2.00%, 6/1/2050	173,839	141,491
2.00%, 8/1/2050	15,991,231	13,084,774
2.00%, 9/1/2050	449,212	363,514
2.00%, 11/1/2050	23,618,055	19,095,856
2.00%, 1/1/2051	16,847,621	13,610,018
2.00%, 2/1/2051	19,026,962	15,363,919
2.00%, 4/1/2051	5,606,057	4,478,210
2.00%, 9/1/2051	16,115,049	12,973,331
2.00%, 11/1/2051	19,753,599	15,888,746
2.00%, 12/1/2051	5,222,750	4,226,793
2.00%, 2/1/2052	15,217,075	12,223,883
2.00%, 3/1/2052	6,052,916	4,863,635
2.00%, 5/1/2052	3,243,782	2,641,268
2.00%, 6/1/2052	7,386,750	5,964,664
2.00%, 8/1/2052	7,286,301	5,854,683
2.50%, 7/1/2028	8,801	8,652
2.50%, 9/1/2028	17,186	16,850
2.50%, 10/1/2029	57,790	56,465
2.50%, 1/1/2031	96,942	93,886
2.50%, 5/1/2031	304,008	293,353
2.50%, 6/1/2031	119,269	115,017
2.50%, 11/1/2032	298,952	285,143
2.50%, 12/1/2032	246,089	234,588
2.50%, 2/1/2033	444,995	423,906
2.50%, 3/1/2033	808,208	768,958
2.50%, 8/1/2035	1,586,783	1,488,812
2.50%, 4/1/2037	535,586	501,261
2.50%, 9/1/2046	492,690	424,018
2.50%, 8/1/2050	10,880,562	9,212,039
2.50%, 9/1/2050	246,802	208,879
2.50%, 10/1/2050	6,278,968	5,312,205
2.50%, 11/1/2050	4,831,893	4,086,437
2.50%, 12/1/2050	7,947,855	6,719,212
2.50%, 5/1/2051	199,242	170,138
2.50%, 6/1/2051	14,070,445	11,762,536
2.50%, 7/1/2051	1,023,541	863,091
Security Description	Principal Amount	Value
2.50%, 9/1/2051	$13,171,945	$11,099,896
2.50%, 10/1/2051	11,017,959	9,281,776
2.50%, 11/1/2051	13,349,227	11,240,078
2.50%, 12/1/2051	11,267,505	9,483,773
2.50%, 1/1/2052	8,228,499	7,016,315
2.50%, 3/1/2052	6,672,950	5,615,485
2.50%, 4/1/2052	22,018,232	18,701,342
2.50%, 5/1/2052	98,054	82,508
2.50%, 1/1/2054	11,805,527	9,963,082
3.00%, 11/1/2027	61,981	61,521
3.00%, 2/1/2029	39,142	38,463
3.00%, 7/1/2029	37,118	36,533
3.00%, 9/1/2029	60,713	59,706
3.00%, 4/1/2030	68,693	67,401
3.00%, 7/1/2030	36,317	35,607
3.00%, 12/1/2030	237,512	232,153
3.00%, 2/1/2031	457,812	446,088
3.00%, 3/1/2031	22,143	21,583
3.00%, 5/1/2031	178,780	174,106
3.00%, 6/1/2031	9,205	8,961
3.00%, 9/1/2032	469,369	453,658
3.00%, 4/1/2033	929,189	912,855
3.00%, 5/1/2033	987,134	950,210
3.00%, 7/1/2035	121,060	115,089
3.00%, 4/1/2036	236,464	224,214
3.00%, 8/1/2036	387,351	370,509
3.00%, 5/1/2037	1,631,775	1,553,418
3.00%, 2/1/2043	191,972	175,650
3.00%, 3/1/2043	464,797	421,993
3.00%, 4/1/2043	511,343	463,411
3.00%, 7/1/2043	185,912	168,485
3.00%, 8/1/2043	85,523	77,506
3.00%, 9/1/2043	124,521	112,849
3.00%, 10/1/2043	95,018	86,112
3.00%, 6/1/2045	298,542	269,249
3.00%, 8/1/2045	933,859	847,552
3.00%, 4/1/2046	434,532	389,159
3.00%, 9/1/2046	323,504	289,724
3.00%, 10/1/2046	1,792,475	1,605,307
3.00%, 11/1/2046	539,285	482,974
3.00%, 12/1/2046	1,137,625	1,018,836
3.00%, 2/1/2047	1,056,714	946,374
3.00%, 7/1/2047	2,325,983	2,080,499
3.00%, 12/1/2047	1,943,445	1,736,484
3.00%, 1/1/2048	522,874	467,192
3.00%, 2/1/2048	1,089,441	973,425
3.00%, 3/1/2048	54,791	48,956
3.00%, 11/1/2048	1,342,950	1,201,215
3.00%, 10/1/2049	1,262,843	1,114,808
3.00%, 12/1/2049	949,958	838,600
3.00%, 1/1/2050	2,696,285	2,380,216
3.00%, 2/1/2050	2,942,292	2,597,385
3.00%, 4/1/2050	4,925,211	4,348,787
3.00%, 5/1/2050	110,236	98,192
3.00%, 3/1/2052	9,413,960	8,245,123
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.00%, 4/1/2052	$5,080,833	$4,466,611
3.00%, 8/1/2052	1,178,688	1,032,342
3.00%, 2/1/2053	1,359,626	1,189,131
3.00%, 10/1/2053	2,861,815	2,502,947
3.50%, 1/1/2029	10,767	10,642
3.50%, 11/1/2029	49,319	48,762
3.50%, 2/1/2030	49,970	49,375
3.50%, 3/1/2032	73,120	71,540
3.50%, 6/1/2033	155,523	151,563
3.50%, 1/1/2034	379,547	369,233
3.50%, 10/1/2037	2,234,209	2,136,100
3.50%, 3/1/2038	462,624	442,783
3.50%, 10/1/2041	80,641	76,092
3.50%, 11/1/2041	1,567	1,484
3.50%, 12/1/2041	86,586	81,769
3.50%, 4/1/2043	202,839	190,576
3.50%, 5/1/2043	178,230	167,248
3.50%, 8/1/2043	343,548	321,685
3.50%, 6/1/2044	64,560	60,141
3.50%, 8/1/2044	132,712	123,628
3.50%, 9/1/2044	43,995	41,281
3.50%, 10/1/2044	76,152	70,940
3.50%, 11/1/2044	119,841	111,638
3.50%, 12/1/2044	106,342	99,021
3.50%, 1/1/2045	127,960	119,201
3.50%, 2/1/2045	176,856	164,750
3.50%, 3/1/2045	65,477	60,800
3.50%, 7/1/2045	2,267,057	2,125,801
3.50%, 8/1/2045	59,965	55,682
3.50%, 10/1/2045	161,148	149,637
3.50%, 11/1/2045	56,497	52,461
3.50%, 12/1/2045	312,975	291,258
3.50%, 1/1/2046	25,412	23,597
3.50%, 2/1/2046	7,268	6,749
3.50%, 3/1/2046	406,882	376,448
3.50%, 4/1/2046	11,269	10,424
3.50%, 5/1/2046	168,887	156,229
3.50%, 7/1/2046	32,275	29,854
3.50%, 8/1/2046	946,922	879,191
3.50%, 9/1/2046	1,946,529	1,800,681
3.50%, 11/1/2046	16,840	15,578
3.50%, 12/1/2046	254,181	235,130
3.50%, 4/1/2047	28,372	26,179
3.50%, 9/1/2047	1,314,232	1,212,671
3.50%, 10/1/2047	187,945	173,421
3.50%, 11/1/2047	104,319	96,258
3.50%, 12/1/2047	267,401	246,737
3.50%, 1/1/2048	479,734	442,661
3.50%, 2/1/2048	1,283,082	1,183,928
3.50%, 7/1/2048	256,664	236,410
3.50%, 11/1/2048	699,870	644,642
3.50%, 6/1/2049	878,788	806,513
3.50%, 7/1/2049	532,003	488,249
3.50%, 8/1/2049	41,916	38,468
3.50%, 9/1/2049	3,997,852	3,697,553
Security Description	Principal Amount	Value
3.50%, 3/1/2050	$2,257,810	$2,072,119
3.50%, 5/1/2051	3,392,757	3,113,723
3.50%, 6/1/2052	2,406,168	2,217,363
3.50%, 9/1/2052	9,567,924	8,706,077
4.00%, 7/1/2029	1,121	1,115
4.00%, 8/1/2039	43,707	42,287
4.00%, 10/1/2040	53,724	51,972
4.00%, 12/1/2040	120,578	116,653
4.00%, 8/1/2041	7,979	7,719
4.00%, 12/1/2041	166,863	161,434
4.00%, 4/1/2042	108,226	104,705
4.00%, 6/1/2042	334,826	322,899
4.00%, 12/1/2043	60,280	57,996
4.00%, 5/1/2044	126,418	121,054
4.00%, 7/1/2044	190,390	182,314
4.00%, 12/1/2044	71,044	68,030
4.00%, 4/1/2045	128,127	122,630
4.00%, 5/1/2045	730,677	706,897
4.00%, 6/1/2045	45,781	43,824
4.00%, 8/1/2045	18,942	18,128
4.00%, 10/1/2045	231,962	222,012
4.00%, 11/1/2045	1,009,684	965,222
4.00%, 12/1/2045	45,163	43,225
4.00%, 1/1/2046	157,715	150,949
4.00%, 3/1/2046	132,449	126,745
4.00%, 4/1/2046	19,592	18,684
4.00%, 5/1/2046	12,828	12,233
4.00%, 1/1/2047	2,483,206	2,365,289
4.00%, 9/1/2047	100,364	95,391
4.00%, 11/1/2047	620,587	589,838
4.00%, 12/1/2047	246,459	234,247
4.00%, 1/1/2048	362,834	344,856
4.00%, 4/1/2048	506,293	480,717
4.00%, 5/1/2048	835,278	793,084
4.00%, 7/1/2048	576,416	547,298
4.00%, 8/1/2048	30,429	28,892
4.00%, 10/1/2048	1,017,022	965,648
4.00%, 12/1/2048	490,972	466,170
4.00%, 9/1/2049	531,510	503,476
4.00%, 6/1/2050	675,454	638,315
4.00%, 2/1/2051	1,145,073	1,084,678
4.00%, 10/1/2052	1,564,304	1,464,266
4.00%, 1/1/2053	3,132,777	2,940,093
4.00%, 2/1/2053	4,700,432	4,446,167
4.00%, 5/1/2053	6,467,495	6,096,855
4.50%, 2/1/2039	888	880
4.50%, 6/1/2039	43,185	42,788
4.50%, 9/1/2039	35,762	35,433
4.50%, 12/1/2039	22,638	22,430
4.50%, 2/1/2040	15,196	15,058
4.50%, 3/1/2040	10,688	10,591
4.50%, 6/1/2040	418	414
4.50%, 12/1/2040	145,453	144,131
4.50%, 4/1/2041	2,396	2,371
4.50%, 7/1/2041	82,482	81,622
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.50%, 8/1/2041	$7,526	$7,447
4.50%, 9/1/2041	29,655	29,346
4.50%, 10/1/2041	222,801	220,774
4.50%, 5/1/2042	12,100	11,990
4.50%, 10/1/2043	3,738	3,697
4.50%, 8/1/2044	4,506	4,442
4.50%, 9/1/2044	110,680	109,109
4.50%, 1/1/2045	5,122	5,048
4.50%, 4/1/2047	32,289	31,619
4.50%, 10/1/2047	30,801	30,162
4.50%, 12/1/2047	100,716	98,628
4.50%, 1/1/2048	310,206	303,777
4.50%, 5/1/2048	419,190	408,915
4.50%, 6/1/2048	127,780	124,647
4.50%, 7/1/2048	346,049	337,986
4.50%, 11/1/2048	33,788	33,001
4.50%, 12/1/2048	217,307	212,244
4.50%, 3/1/2049	310,216	302,988
4.50%, 7/1/2049	1,720,661	1,676,970
4.50%, 6/1/2052	1,985,398	1,918,667
4.50%, 10/1/2052	1,208,929	1,167,979
4.50%, 11/1/2052	83,287	80,458
4.50%, 12/1/2052	4,895,037	4,747,152
4.50%, 1/1/2053	833,921	805,518
4.50%, 5/1/2053	7,978,854	7,689,733
4.50%, 8/1/2053	1,438,089	1,389,243
5.00%, 10/1/2033	2,452	2,470
5.00%, 11/1/2035	5,131	5,177
5.00%, 4/1/2036	8,359	8,433
5.00%, 12/1/2036	828	836
5.00%, 2/1/2038	78,147	78,863
5.00%, 3/1/2038	44,743	45,153
5.00%, 6/1/2038	13,089	13,209
5.00%, 11/1/2038	109,745	110,750
5.00%, 1/1/2039	16,124	16,272
5.00%, 2/1/2039	34,788	35,107
5.00%, 3/1/2039	101,861	102,814
5.00%, 10/1/2039	10,176	10,270
5.00%, 2/1/2040	24,614	24,826
5.00%, 2/1/2041	1,766,643	1,774,090
5.00%, 12/1/2045	1,891,267	1,882,540
5.00%, 3/1/2046	2,432,421	2,421,197
5.00%, 7/1/2048	434,971	436,452
5.00%, 9/1/2048	90,779	91,088
5.00%, 11/1/2048	393,049	393,883
5.00%, 3/1/2049	162,512	163,065
5.00%, 3/1/2050	462,196	462,991
5.00%, 9/1/2052	3,569,114	3,531,498
5.00%, 10/1/2052	1,862,885	1,848,364
5.00%, 12/1/2052	3,111,796	3,091,681
5.00%, 2/1/2053	15,223,705	15,052,163
5.00%, 7/1/2053	14,380,629	14,219,930
5.00%, 11/1/2054	7,430,257	7,326,136
5.00%, 1/1/2055	3,122,225	3,078,473
5.00%, 2/1/2056	20,882,909	20,532,513
Security Description	Principal Amount	Value
5.00%, 4/1/2056	$10,863,640	$10,676,870
5.00%, 5/1/2056	10,005,965	9,833,940
5.50%, 11/1/2026	477	477
5.50%, 6/1/2027	493	494
5.50%, 4/1/2028	1,160	1,165
5.50%, 7/1/2028	2,496	2,510
5.50%, 7/1/2033	414	421
5.50%, 1/1/2037	24,656	25,374
5.50%, 9/1/2037	121	124
5.50%, 11/1/2037	1,809	1,858
5.50%, 1/1/2038	78,976	81,112
5.50%, 4/1/2038	65,309	67,235
5.50%, 7/1/2038	79,045	81,375
5.50%, 10/1/2038	1,735	1,786
5.50%, 4/1/2039	26,247	27,037
5.50%, 12/1/2052	1,010,248	1,027,578
5.50%, 2/1/2053	2,252,595	2,274,977
5.50%, 7/1/2053	9,735,319	9,814,001
5.50%, 1/1/2054	938,079	951,355
5.50%, 3/1/2054	8,134,088	8,183,316
5.50%, 11/1/2054	10,604,135	10,665,116
5.50%, 2/1/2055	5,171,320	5,213,210
5.50%, 5/1/2055	3,967,702	3,985,920
5.50%, 6/1/2055	2,445,340	2,455,023
5.50%, 8/1/2055	19,292,738	19,369,129
5.50%, 9/1/2055	6,945,432	7,033,074
5.50%, 10/1/2055	12,692,803	12,743,061
5.50%, 1/1/2056	3,220,215	3,237,916
6.00%, 2/1/2028	31	31
6.00%, 11/1/2029	263	266
6.00%, 8/1/2031	1,456	1,500
6.00%, 10/1/2032	1,377	1,413
6.00%, 11/1/2032	1,639	1,688
6.00%, 12/1/2032	652	669
6.00%, 1/1/2033	2,278	2,343
6.00%, 2/1/2033	1,177	1,210
6.00%, 3/1/2033	1,390	1,422
6.00%, 6/1/2033	2,400	2,480
6.00%, 3/1/2036	2,879	2,999
6.00%, 8/1/2036	16,243	16,926
6.00%, 1/1/2037	1,628	1,696
6.00%, 6/1/2037	48,836	51,057
6.00%, 11/1/2037	37,759	39,476
6.00%, 12/1/2037	1,456	1,523
6.00%, 10/1/2038	1,426	1,490
6.00%, 3/1/2040	990	1,036
6.00%, 4/1/2040	1,442,057	1,483,192
6.00%, 5/1/2040	165,359	172,919
6.00%, 2/1/2053	2,812,449	2,882,925
6.00%, 6/1/2053	1,388,860	1,425,408
6.00%, 9/1/2053	2,975,677	3,082,125
6.00%, 11/1/2053	10,467,209	10,715,014
6.00%, 12/1/2053	2,017,289	2,064,862
6.00%, 8/1/2054	12,240,423	12,507,108
6.00%, 3/1/2055	5,043,111	5,189,886
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.00%, 6/1/2055	$11,711,649	$11,965,507
6.00%, 7/1/2055	3,609,781	3,688,025
6.00%, 8/1/2055	15,673,033	16,013,621
6.00%, 9/1/2055	12,061,025	12,324,969
6.00%, 11/1/2055	1,674,344	1,711,242
6.25%, 7/15/2032 (a)	3,269,000	3,606,987
6.50%, 12/1/2030	121	122
6.50%, 8/1/2031	1,112	1,153
6.50%, 12/1/2031	784	813
6.50%, 7/1/2032	232	241
6.50%, 11/1/2037	13,629	14,426
6.50%, 2/1/2038	3,895	4,124
6.50%, 9/1/2038	38,731	40,993
6.50%, 9/1/2039	20,469	21,598
6.50%, 2/1/2053	805,464	836,291
6.50%, 10/1/2053	2,950,960	3,056,322
6.50%, 11/1/2053	532,757	551,779
6.50%, 12/1/2053	5,618,539	5,857,786
6.50%, 1/1/2054	5,017,958	5,197,120
6.50%, 4/1/2055	5,405,277	5,587,810
6.50%, 6/1/2055	4,862,994	5,027,215
6.50%, 9/1/2055	1,345,706	1,392,046
6.75%, 9/15/2029	513,000	551,908
6.75%, 3/15/2031	2,395,000	2,648,049
7.00%, 7/1/2029	8,460	8,539
7.00%, 1/1/2030	111	112
7.00%, 4/1/2030	34	34
7.00%, 2/1/2031	16	17
7.00%, 9/1/2031	1,756	1,856
7.00%, 1/1/2054	1,344,915	1,418,687
7.50%, 3/1/2028	597	602
Series 1, Zero Coupon, 11/15/2038	1,376,000	753,469
Series MTN, Zero Coupon, 12/14/2029	200,000	172,604
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K067, Class AM, 3.28%, 8/25/2027	500,000	493,715
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,440,889	1,420,653
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,479,570
Series K071, Class A2, 3.29%, 11/25/2027	2,000,000	1,970,723
Series K076, Class A2, 3.90%, 4/25/2028	100,000	99,075
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,137,814
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	520,017
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,179,138
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	788,777
Security Description	Principal Amount	Value
Series K087, Class A2, 3.77%, 12/25/2028	$260,469	$256,307
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,445,777
Series K092, Class A2, 3.30%, 4/25/2029	500,000	485,025
Series K093, Class A2, 2.98%, 5/25/2029	489,454	471,339
Series K094, Class A2, 2.90%, 6/25/2029	531,291	509,019
Series K101, Class A2, 2.52%, 10/25/2029	500,000	471,139
Series K105, Class A2, 1.87%, 1/25/2030	58,333	53,515
Series K108, Class A2, 1.52%, 3/25/2030	888,889	804,069
Series K109, Class A2, 1.56%, 4/25/2030	640,000	577,506
Series K110, Class A2, 1.48%, 4/25/2030	230,357	207,557
Series K114, Class A2, 1.37%, 6/25/2030	250,000	222,352
Series K115, Class A2, 1.38%, 6/25/2030	500,000	445,225
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,088,317
Series K121, Class A2, 1.55%, 10/25/2030	340,000	301,636
Series K123, Class A2, 1.62%, 12/25/2030	233,333	207,204
Series K128, Class A2, 2.02%, 3/25/2031	650,000	585,041
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	885,429
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,335,111
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	790,471
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	537,164
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	403,969
Series K-162, Class A2, 5.15%, 12/25/2033 (c)	100,000	103,246
Series K520, Class A2, 5.18%, 3/25/2029 (c)	1,308,412	1,328,477
Series K528, Class A2, 4.51%, 7/25/2029	342,466	342,466
Series K743, Class A2, 1.77%, 5/25/2028	500,000	476,755
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,423,606
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,387,415
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	197,436
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	$1,616,667	$1,551,851
Series K-174, Class A2, VRN, 4.53%, 10/25/2035 (c)	1,500,000	1,482,017
Series K-178, Class A2, VRN, 4.40%, 2/25/2036 (c)	1,000,000	976,638
Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	180,000	178,459
Series K540, Class A2, VRN, 4.51%, 2/25/2030 (c)	1,375,000	1,375,249
Series K542, Class A2, VRN, 4.40%, 4/25/2030	1,050,000	1,046,442
Series K545, Class A2, VRN, 4.29%, 7/25/2030 (c)	1,200,000	1,190,979
Series K549, Class A2, VRN, 4.34%, 9/25/2030 (c)	1,500,000	1,491,121
Series K550, Class A2, VRN, 4.16%, 10/25/2030 (c)	857,143	846,061
Series K555, Class A2, VRN, 4.05%, 1/25/2031 (c)	500,000	490,932
Series K556, Class A2, VRN, 3.95%, 1/25/2031 (c)	500,000	488,709
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	410,660
Series K763, Class A2, VRN, 4.17%, 10/25/2032 (c)	937,500	917,052
Federal National Mortgage Association:
0.75%, 10/8/2027	5,433,000	5,210,043
0.88%, 8/5/2030	1,540,000	1,349,024
1.50%, 4/1/2036	77,086	68,888
1.50%, 7/1/2036	8,402,045	7,505,936
1.50%, 1/1/2037	2,439,411	2,176,983
1.50%, 3/1/2037	11,674,285	10,416,840
1.50%, 4/1/2037	2,889,383	2,576,842
1.50%, 8/1/2037	3,721,748	3,322,515
1.50%, 11/1/2041	1,608,180	1,337,136
1.50%, 1/1/2042	2,923,832	2,430,142
1.50%, 11/1/2050	134,259	103,000
1.50%, 3/1/2051	246,279	188,739
1.50%, 7/1/2051	1,070,435	820,218
1.50%, 10/1/2051	10,846,499	8,309,421
1.50%, 11/1/2051	13,726,450	10,515,197
2.00%, 9/1/2035	3,574,912	3,268,694
2.00%, 10/1/2035	116,840	107,058
Security Description	Principal Amount	Value
2.00%, 11/1/2035	$3,578,947	$3,271,558
2.00%, 12/1/2035	2,107,145	1,925,680
2.00%, 1/1/2036	143,382	131,034
2.00%, 2/1/2036	3,774,907	3,449,381
2.00%, 4/1/2036	355,570	324,472
2.00%, 6/1/2036	8,517,268	7,772,954
2.00%, 10/1/2036	1,127,994	1,028,700
2.00%, 11/1/2036	123,434	112,901
2.00%, 12/1/2036	8,621,755	7,860,822
2.00%, 4/1/2037	622,674	567,486
2.00%, 5/1/2037	2,272,263	2,070,871
2.00%, 8/1/2040	462,786	403,741
2.00%, 10/1/2040	1,046,444	911,483
2.00%, 11/1/2040	2,667,217	2,321,374
2.00%, 12/1/2040	2,179,288	1,895,203
2.00%, 2/1/2041	1,169,222	1,015,185
2.00%, 10/1/2041	4,542,792	3,921,461
2.00%, 11/1/2041	5,310,102	4,580,511
2.00%, 1/1/2042	342,343	294,880
2.00%, 2/1/2042	2,884,587	2,482,858
2.00%, 5/1/2042	1,683,374	1,449,621
2.00%, 8/1/2042	1,395,122	1,200,826
2.00%, 6/1/2050	503,403	407,894
2.00%, 7/1/2050	254,866	206,422
2.00%, 8/1/2050	11,307,727	9,150,801
2.00%, 9/1/2050	2,883,228	2,361,050
2.00%, 10/1/2050	18,677,659	15,107,923
2.00%, 11/1/2050	1,186,591	961,656
2.00%, 12/1/2050	16,100,610	13,012,750
2.00%, 1/1/2051	8,479,900	6,850,320
2.00%, 2/1/2051	8,912,058	7,197,907
2.00%, 3/1/2051	7,508,829	6,059,889
2.00%, 4/1/2051	16,937,780	13,669,779
2.00%, 5/1/2051	11,414,759	9,206,867
2.00%, 6/1/2051	686,300	557,094
2.00%, 7/1/2051	15,818,535	12,748,742
2.00%, 8/1/2051	3,320,661	2,683,688
2.00%, 9/1/2051	2,685,319	2,163,244
2.00%, 11/1/2051	27,278,752	21,953,781
2.00%, 12/1/2051	185,436	151,359
2.00%, 1/1/2052	12,836,026	10,318,197
2.00%, 2/1/2052	2,346,271	1,886,397
2.00%, 3/1/2052	15,524,304	12,502,425
2.00%, 5/1/2052	6,530,524	5,327,650
2.00%, 10/1/2052	1,284,481	1,032,720
2.50%, 3/1/2028	37,888	37,243
2.50%, 7/1/2028	48,516	47,548
2.50%, 8/1/2028	127,054	124,524
2.50%, 9/1/2028	12,905	12,650
2.50%, 10/1/2028	31,938	31,345
2.50%, 3/1/2029	94,879	93,293
2.50%, 2/1/2030	80,991	78,841
2.50%, 5/1/2030	142,053	138,112
2.50%, 7/1/2030	416,098	407,829
2.50%, 2/1/2031	184,821	178,932
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2.50%, 6/1/2032	$2,825,056	$2,723,231
2.50%, 12/1/2032	361,096	343,865
2.50%, 1/1/2033	560,352	533,423
2.50%, 12/1/2033	860,590	829,952
2.50%, 2/1/2035	2,699,757	2,567,027
2.50%, 2/1/2036	2,476,890	2,323,431
2.50%, 3/1/2036	137,988	129,512
2.50%, 5/1/2036	909,796	852,189
2.50%, 2/1/2037	1,084,580	1,015,738
2.50%, 3/1/2037	2,467,528	2,307,792
2.50%, 4/1/2037	928,666	869,036
2.50%, 4/1/2038	561,365	523,694
2.50%, 2/1/2040	306,901	277,702
2.50%, 5/1/2040	1,004,745	907,288
2.50%, 6/1/2040	64,866	58,554
2.50%, 8/1/2040	76,371	68,892
2.50%, 7/1/2041	3,945,900	3,519,497
2.50%, 4/1/2042	2,786,541	2,460,956
2.50%, 10/1/2042	139,554	123,513
2.50%, 11/1/2049	5,892,328	4,992,826
2.50%, 1/1/2050	1,900,936	1,610,746
2.50%, 6/1/2050	3,278,422	2,776,695
2.50%, 7/1/2050	5,033,905	4,263,520
2.50%, 8/1/2050	5,802,246	4,912,477
2.50%, 10/1/2050	12,496,383	10,572,333
2.50%, 4/1/2051	8,825,624	7,450,331
2.50%, 5/1/2051	137,098	117,022
2.50%, 7/1/2051	12,628,200	10,648,618
2.50%, 8/1/2051	10,801,876	9,105,021
2.50%, 9/1/2051	8,003,127	6,743,445
2.50%, 10/1/2051	26,561,387	22,350,124
2.50%, 12/1/2051	133,024	113,228
2.50%, 1/1/2052	2,126,381	1,797,471
2.50%, 3/1/2052	15,253,414	12,836,200
2.50%, 4/1/2052	5,403,551	4,599,571
2.50%, 5/1/2052	1,827,820	1,552,373
2.50%, 7/1/2052	3,181,346	2,676,457
2.50%, 9/1/2052	2,634,363	2,215,691
2.50%, 1/1/2054	3,310,548	2,788,514
3.00%, 8/1/2027	6,657	6,615
3.00%, 11/1/2028	59,730	58,708
3.00%, 6/1/2029	22,483	22,121
3.00%, 8/1/2029	100,226	98,517
3.00%, 9/1/2029	39,067	38,377
3.00%, 4/1/2030	7,687	7,534
3.00%, 6/1/2030	56,414	55,298
3.00%, 8/1/2030	9,115	8,910
3.00%, 9/1/2030	22,254	21,768
3.00%, 11/1/2030	37,415	36,569
3.00%, 12/1/2030	138,287	135,106
3.00%, 3/1/2031	11,060	10,780
3.00%, 4/1/2031	60,601	59,060
3.00%, 2/1/2032	10,890	10,572
3.00%, 6/1/2032	683,514	660,840
3.00%, 8/1/2032	9,665	9,330
Security Description	Principal Amount	Value
3.00%, 10/1/2032	$201,021	$193,987
3.00%, 1/1/2033	148,522	143,143
3.00%, 2/1/2033	326,311	314,192
3.00%, 5/1/2033	64,874	62,299
3.00%, 2/1/2034	334,755	321,270
3.00%, 8/1/2034	2,009,856	1,922,600
3.00%, 2/1/2035	75,737	72,092
3.00%, 3/1/2035	61,422	58,499
3.00%, 6/1/2035	446,853	426,477
3.00%, 12/1/2035	43,052	40,930
3.00%, 2/1/2036	176,661	167,317
3.00%, 9/1/2036	52,678	49,766
3.00%, 11/1/2036	1,963,226	1,852,721
3.00%, 1/1/2037	515,802	486,320
3.00%, 9/1/2037	400,117	375,636
3.00%, 1/1/2038	755,364	707,187
3.00%, 5/1/2040	726,750	668,298
3.00%, 6/1/2042	3,371,159	3,072,600
3.00%, 12/1/2042	144,274	131,460
3.00%, 1/1/2043	613,645	559,653
3.00%, 2/1/2043	6,767	6,166
3.00%, 3/1/2043	502,387	454,749
3.00%, 4/1/2043	129,524	117,244
3.00%, 5/1/2043	884,666	801,387
3.00%, 6/1/2043	653,379	591,660
3.00%, 7/1/2043	683,403	618,609
3.00%, 8/1/2043	362,959	331,307
3.00%, 2/1/2044	2,390,641	2,163,982
3.00%, 5/1/2045	2,390,053	2,163,450
3.00%, 6/1/2045	22,149	19,952
3.00%, 8/1/2045	3,458,312	3,130,426
3.00%, 9/1/2045	223,286	201,130
3.00%, 11/1/2045	481,387	433,622
3.00%, 5/1/2046	552,572	494,254
3.00%, 8/1/2046	486,848	435,466
3.00%, 9/1/2046	502,947	449,866
3.00%, 10/1/2046	191,352	171,157
3.00%, 11/1/2046	2,234,060	2,014,930
3.00%, 1/1/2047	1,810,755	1,619,648
3.00%, 3/1/2047	1,859,918	1,674,292
3.00%, 5/1/2047	133,392	119,045
3.00%, 7/1/2047	1,586,276	1,418,860
3.00%, 10/1/2047	2,014,222	1,801,308
3.00%, 12/1/2047	2,874,251	2,570,902
3.00%, 2/1/2048	1,947,922	1,739,437
3.00%, 12/1/2049	7,470,466	6,595,978
3.00%, 1/1/2050	9,983,503	8,813,198
3.00%, 7/1/2050	5,917,220	5,255,336
3.00%, 9/1/2050	9,886,739	8,749,679
3.00%, 1/1/2051	8,844,296	7,865,646
3.00%, 9/1/2051	5,457,896	4,791,711
3.00%, 1/1/2052	4,837,970	4,241,465
3.00%, 2/1/2052	9,641,620	8,491,599
3.00%, 5/1/2052	12,748,030	11,203,815
3.00%, 6/1/2052	4,012,337	3,526,808
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.50%, 1/1/2027	$2,560	$2,547
3.50%, 1/1/2029	1,049	1,035
3.50%, 5/1/2029	18,913	18,721
3.50%, 12/1/2029	4,491	4,445
3.50%, 1/1/2030	23,861	23,561
3.50%, 10/1/2030	6,224	6,144
3.50%, 11/1/2030	3,469	3,416
3.50%, 3/1/2031	147,376	145,010
3.50%, 6/1/2033	321,982	313,287
3.50%, 6/1/2034	156,485	151,603
3.50%, 7/1/2034	271,371	262,946
3.50%, 11/1/2034	977,835	945,937
3.50%, 2/1/2037	145,604	139,820
3.50%, 2/1/2038	101,760	97,417
3.50%, 4/1/2038	467,864	446,903
3.50%, 5/1/2038	168,048	160,468
3.50%, 12/1/2040	181,580	172,104
3.50%, 6/1/2041	41,897	39,710
3.50%, 11/1/2041	42,882	40,447
3.50%, 12/1/2041	6,797	6,411
3.50%, 1/1/2042	69,631	65,949
3.50%, 2/1/2042	13,384	12,624
3.50%, 3/1/2042	129,523	122,251
3.50%, 4/1/2042	18,604	17,470
3.50%, 5/1/2042	384,998	361,521
3.50%, 8/1/2042	152,971	143,642
3.50%, 10/1/2042	249,273	234,060
3.50%, 11/1/2042	38,167	35,840
3.50%, 12/1/2042	42,089	39,522
3.50%, 1/1/2043	70,916	66,591
3.50%, 4/1/2043	36,234	33,882
3.50%, 5/1/2043	52,759	49,334
3.50%, 7/1/2043	211,417	197,693
3.50%, 10/1/2043	71,366	67,014
3.50%, 12/1/2043	45,132	42,202
3.50%, 1/1/2044	6,974,889	6,548,798
3.50%, 10/1/2044	120,541	112,140
3.50%, 1/1/2045	177,518	165,146
3.50%, 2/1/2045	4,902,551	4,603,592
3.50%, 4/1/2045	205,920	190,963
3.50%, 5/1/2045	25,387	23,543
3.50%, 6/1/2045	40,763	37,802
3.50%, 7/1/2045	14,103	13,133
3.50%, 8/1/2045	451,252	419,358
3.50%, 11/1/2045	1,261,558	1,169,924
3.50%, 12/1/2045	1,168,574	1,083,694
3.50%, 1/1/2046	342,115	317,265
3.50%, 2/1/2046	2,052,022	1,901,929
3.50%, 3/1/2046	7,679	7,121
3.50%, 4/1/2046	104,401	96,460
3.50%, 5/1/2046	17,954	16,588
3.50%, 6/1/2046	4,062	3,753
3.50%, 7/1/2046	3,217	2,972
3.50%, 10/1/2046	532,087	491,627
3.50%, 11/1/2046	25,814	23,851
Security Description	Principal Amount	Value
3.50%, 2/1/2047	$137,331	$126,886
3.50%, 5/1/2047	2,398,732	2,219,587
3.50%, 7/1/2047	1,086,910	1,019,559
3.50%, 10/1/2047	5,553,798	5,118,007
3.50%, 11/1/2047	6,160,828	5,686,675
3.50%, 12/1/2047	6,405,065	5,956,173
3.50%, 1/1/2048	1,631,662	1,503,630
3.50%, 2/1/2048	2,081,851	1,919,028
3.50%, 6/1/2048	757,300	696,658
3.50%, 8/1/2048	96,614	88,878
3.50%, 9/1/2048	264,932	243,727
3.50%, 11/1/2048	629,848	585,927
3.50%, 3/1/2049	61,430	56,610
3.50%, 7/1/2049	1,226,168	1,125,323
3.50%, 8/1/2049	2,081,271	1,913,337
3.50%, 2/1/2050	4,547,941	4,201,670
3.50%, 6/1/2050	1,260,343	1,156,478
3.50%, 12/1/2051	2,113,691	1,932,822
3.50%, 4/1/2052	674,192	618,744
3.50%, 5/1/2052	2,194,281	2,017,657
3.50%, 6/1/2052	6,633,180	6,032,042
3.50%, 9/1/2052	486,854	447,270
3.50%, 12/1/2053	980,575	893,925
4.00%, 12/1/2034	86,367	84,750
4.00%, 3/1/2037	204,003	199,322
4.00%, 1/1/2038	591,341	579,944
4.00%, 3/1/2038	250,731	244,156
4.00%, 6/1/2038	147,644	143,768
4.00%, 8/1/2039	123,388	119,235
4.00%, 9/1/2039	45,285	43,761
4.00%, 9/1/2040	1,162,490	1,123,189
4.00%, 12/1/2040	266,364	257,359
4.00%, 1/1/2041	57,327	55,390
4.00%, 3/1/2041	159,995	154,597
4.00%, 10/1/2041	139,589	134,935
4.00%, 12/1/2041	156,525	151,242
4.00%, 1/1/2042	73,064	70,628
4.00%, 2/1/2042	33,770	32,494
4.00%, 9/1/2043	30,116	28,958
4.00%, 10/1/2043	162,002	155,774
4.00%, 12/1/2043	20,935	20,130
4.00%, 5/1/2044	434,736	420,039
4.00%, 6/1/2044	99,041	94,722
4.00%, 7/1/2044	675,057	654,855
4.00%, 9/1/2044	74,884	71,619
4.00%, 10/1/2044	152,227	145,628
4.00%, 12/1/2044	109,484	104,710
4.00%, 1/1/2045	344,856	331,821
4.00%, 2/1/2045	141,720	136,411
4.00%, 3/1/2045	131,500	125,709
4.00%, 5/1/2045	203,408	194,468
4.00%, 6/1/2045	273,083	261,175
4.00%, 7/1/2045	154,582	147,775
4.00%, 8/1/2045	53,717	51,464
4.00%, 9/1/2045	253,512	242,348
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.00%, 12/1/2045	$124,937	$119,435
4.00%, 1/1/2046	24,933	23,835
4.00%, 2/1/2046	43,690	41,770
4.00%, 3/1/2046	6,808	6,486
4.00%, 4/1/2046	137,344	130,822
4.00%, 5/1/2046	148,746	141,681
4.00%, 8/1/2046	14,114	13,457
4.00%, 9/1/2046	3,861	3,678
4.00%, 10/1/2046	795,637	768,793
4.00%, 11/1/2046	192,377	183,255
4.00%, 4/1/2047	1,819,173	1,728,681
4.00%, 7/1/2047	53,091	50,399
4.00%, 8/1/2047	204,983	194,647
4.00%, 9/1/2047	1,112,658	1,056,252
4.00%, 12/1/2047	2,211,489	2,099,377
4.00%, 1/1/2048	847,984	804,995
4.00%, 2/1/2048	353,711	335,779
4.00%, 5/1/2048	43,348	41,106
4.00%, 6/1/2048	1,642,710	1,557,753
4.00%, 7/1/2048	359,161	340,586
4.00%, 8/1/2048	528,300	500,977
4.00%, 9/1/2048	773,330	733,335
4.00%, 10/1/2048	2,085,168	1,993,346
4.00%, 11/1/2048	1,790,149	1,699,435
4.00%, 1/1/2049	1,353,080	1,301,937
4.00%, 3/1/2049	170,775	161,768
4.00%, 6/1/2049	3,926,414	3,739,966
4.00%, 7/1/2049	583,155	552,398
4.00%, 8/1/2049	1,025,377	972,347
4.00%, 11/1/2049	981,933	931,901
4.00%, 2/1/2050	435,973	412,978
4.00%, 7/1/2050	709,680	672,977
4.00%, 3/1/2051	4,371,512	4,137,314
4.00%, 7/1/2052	2,613,669	2,469,053
4.00%, 8/1/2052	8,075,755	7,605,170
4.00%, 9/1/2052	1,922,890	1,805,067
4.00%, 10/1/2052	12,176,089	11,429,073
4.00%, 11/1/2054	1,861,598	1,741,308
4.50%, 4/1/2031	33,975	33,892
4.50%, 10/1/2033	15,621	15,522
4.50%, 4/1/2039	104,081	102,997
4.50%, 7/1/2039	7,612	7,532
4.50%, 9/1/2039	26,270	25,996
4.50%, 11/1/2039	1,389,165	1,376,370
4.50%, 12/1/2039	4,435	4,409
4.50%, 4/1/2040	118,287	117,065
4.50%, 10/1/2040	89,214	88,292
4.50%, 11/1/2040	123,980	122,698
4.50%, 2/1/2041	151,615	149,847
4.50%, 5/1/2041	73,162	72,406
4.50%, 1/1/2042	287,294	283,943
4.50%, 9/1/2043	67,552	66,662
4.50%, 12/1/2043	186,339	183,881
4.50%, 1/1/2044	14,726	14,531
4.50%, 2/1/2044	73,228	72,257
Security Description	Principal Amount	Value
4.50%, 6/1/2044	$159,963	$157,652
4.50%, 3/1/2046	330,826	327,281
4.50%, 9/1/2047	61,037	59,694
4.50%, 11/1/2047	530,624	518,949
4.50%, 1/1/2048	61,465	60,113
4.50%, 2/1/2048	1,621,633	1,586,003
4.50%, 4/1/2048	2,716,396	2,685,051
4.50%, 6/1/2048	1,564,050	1,529,685
4.50%, 8/1/2048	1,074,050	1,047,750
4.50%, 11/1/2048	876,285	854,807
4.50%, 12/1/2048	292,477	285,309
4.50%, 1/1/2049	576,380	562,252
4.50%, 5/1/2049	510,503	497,990
4.50%, 9/1/2049	41,396	40,349
4.50%, 3/1/2050	1,387,912	1,352,800
4.50%, 9/1/2050	2,529,592	2,467,591
4.50%, 8/1/2052	12,661,809	12,235,263
4.50%, 12/1/2052	693,029	669,490
4.50%, 2/1/2053	4,742,576	4,580,979
4.50%, 11/1/2054	2,319,417	2,228,704
4.50%, 5/1/2056	5,975,327	5,727,365
5.00%, 11/1/2033	458	461
5.00%, 5/1/2034	16,499	16,608
5.00%, 7/1/2034	2,282	2,297
5.00%, 2/1/2035	7,830	7,882
5.00%, 7/1/2035	109,846	110,573
5.00%, 12/1/2039	20,064	20,227
5.00%, 1/1/2040	2,268	2,287
5.00%, 6/1/2040	9,831	9,904
5.00%, 7/1/2040	49,602	49,968
5.00%, 2/1/2041	1,758	1,771
5.00%, 5/1/2041	19,750	19,896
5.00%, 1/1/2042	191,962	193,378
5.00%, 3/1/2042	155,029	156,173
5.00%, 12/1/2043	34,807	35,081
5.00%, 7/1/2044	192,648	193,760
5.00%, 10/1/2045	1,723,254	1,717,296
5.00%, 6/1/2048	194,339	194,751
5.00%, 9/1/2048	512,114	513,200
5.00%, 8/1/2049	371,741	372,530
5.00%, 10/1/2049	393,595	394,429
5.00%, 10/1/2052	1,185,916	1,178,501
5.00%, 2/1/2053	165,004	163,265
5.00%, 4/1/2053	742,414	734,283
5.00%, 5/1/2053	1,578,885	1,561,930
5.00%, 6/1/2053	6,768,300	6,692,666
5.00%, 10/1/2053	2,602,895	2,573,809
5.00%, 5/1/2054	2,790,068	2,750,971
5.00%, 11/1/2054	6,707,610	6,616,396
5.00%, 11/1/2055	4,797,543	4,715,866
5.50%, 10/1/2034	11,614	11,868
5.50%, 2/1/2035	26,479	27,059
5.50%, 7/1/2035	52,362	53,587
5.50%, 12/1/2035	22,281	22,803
5.50%, 4/1/2036	24,790	25,370
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.50%, 9/1/2036	$20,001	$20,348
5.50%, 5/1/2037	10,618	10,893
5.50%, 6/1/2037	33,816	34,607
5.50%, 8/1/2037	153,659	157,028
5.50%, 4/1/2038	34,354	35,318
5.50%, 6/1/2038	17,220	17,707
5.50%, 12/1/2038	71,712	73,568
5.50%, 12/1/2039	91,092	93,663
5.50%, 7/1/2040	1,232,857	1,252,237
5.50%, 9/1/2040	7,571	7,785
5.50%, 7/1/2041	94,862	97,242
5.50%, 5/1/2044	1,159,195	1,186,318
5.50%, 12/1/2052	1,332,999	1,351,814
5.50%, 2/1/2053	4,228,517	4,279,501
5.50%, 5/1/2053	5,341,712	5,386,420
5.50%, 7/1/2053	1,447,534	1,469,018
5.50%, 9/1/2053	12,227,626	12,324,330
5.50%, 10/1/2053	6,529,482	6,581,355
5.50%, 11/1/2053	1,011,727	1,019,764
5.50%, 8/1/2054	5,915,561	5,950,947
5.50%, 12/1/2054	6,295,120	6,330,836
5.50%, 2/1/2055	3,835,834	3,857,006
5.50%, 5/1/2056	9,900,782	9,936,534
5.63%, 7/15/2037 (a)	675,000	735,013
6.00%, 8/1/2029	56	56
6.00%, 3/1/2034	87,333	89,818
6.00%, 3/1/2035	31,273	32,440
6.00%, 5/1/2035	9,587	9,942
6.00%, 6/1/2035	34,340	35,605
6.00%, 2/1/2037	48,274	50,249
6.00%, 6/1/2037	25,265	26,385
6.00%, 8/1/2037	195,227	203,885
6.00%, 10/1/2039	73,910	77,189
6.00%, 4/1/2040	96,902	101,186
6.00%, 1/1/2053	1,386,604	1,422,922
6.00%, 2/1/2053	2,877,993	2,953,374
6.00%, 5/1/2053	2,538,814	2,600,318
6.00%, 7/1/2053	2,539,682	2,626,246
6.00%, 8/1/2053	1,429,389	1,463,622
6.00%, 10/1/2053	1,078,016	1,113,492
6.00%, 5/1/2054	4,836,427	4,949,445
6.00%, 7/1/2054	1,109,285	1,135,504
6.00%, 8/1/2054	9,062,630	9,260,847
6.00%, 9/1/2054	3,290,507	3,366,192
6.00%, 11/1/2054	6,302,035	6,504,424
6.00%, 3/1/2055	4,476,244	4,624,408
6.25%, 5/15/2029	1,603,000	1,692,386
6.50%, 9/1/2031	5,166	5,348
6.50%, 7/1/2032	1,263	1,312
6.50%, 7/1/2036	4,868	5,130
6.50%, 10/1/2037	6,557	6,933
6.50%, 7/1/2053	1,231,282	1,275,244
6.50%, 11/1/2053	20,505	21,238
6.50%, 12/1/2053	951,599	985,575
6.50%, 6/1/2054	3,874,119	4,005,781
Security Description	Principal Amount	Value
6.50%, 8/1/2054	$13,546,042	$14,102,365
6.50%, 9/1/2054	1,068,978	1,105,307
6.63%, 11/15/2030 (a)	1,422,000	1,557,205
7.00%, 9/1/2029	3,822	3,870
7.00%, 9/1/2031	24	25
7.00%, 10/1/2031	46	48
7.00%, 10/1/2032	439	465
7.00%, 11/1/2053	996,278	1,050,926
7.00%, 2/1/2054	755,245	796,972
7.00%, 9/1/2055	3,923,113	4,135,749
7.13%, 1/15/2030	776,000	849,464
7.25%, 5/15/2030	777,000	859,901
7.50%, 3/1/2031	52	54
2.00%, 10/1/2051	17,458,437	14,048,729
Federal National Mortgage Association-ACES:
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	328,577	323,513
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (c)	570,824	560,114
Series 2019-M1, Class A2, 3.68%, 9/25/2028 (c)	604,796	594,430
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,775,469	1,682,246
Series 2019-M22, Class A2, 2.52%, 8/25/2029	474,769	449,838
Series 2019-M5, Class A2, 3.27%, 2/25/2029	436,561	424,880
Series 2019-M9, Class A2, 2.94%, 6/25/2029	366,220	353,434
Series 2020-M14, Class A2, 1.78%, 5/25/2030	450,131	409,971
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,366,495
Series 2020-M42, Class A2, 1.27%, 7/25/2030	280,000	248,880
Series 2020-M8, Class A2, 1.82%, 2/25/2030	865,086	792,692
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	600,000	524,363
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	350,000	306,138
Series 2022-M1, Class A2, 1.72%, 10/25/2031 (c)	100,000	86,827
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (c)	800,000	700,013
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	2,700,000	2,731,202
Series 2017-M15, Class ATS2, VRN, 3.22%, 11/25/2027 (c)	500,091	493,994
Series 2018-M1, Class A2, VRN, 3.08%, 12/25/2027 (c)	75,904	74,619
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	750,000	640,458
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2021-M1, Class A2, VRN, 1.43%, 11/25/2030 (c)	$60,442	$53,474
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	1,500,000	1,324,379
Series 2025-M5, Class A2, VRN, 1.84%, 11/25/2031 (c)	3,000,000	2,628,511
FREMF Mortgage Trust Series K559, Class A2, VRN, 4.10%, 2/25/2031 (c)	1,636,363	1,609,049
Government National Mortgage Association:
2.00%, 10/20/2050	1,280,453	1,051,663
2.00%, 12/20/2050	6,181,988	5,076,438
2.00%, 1/20/2051	12,576,362	10,326,306
2.00%, 2/20/2051	2,781,938	2,281,172
2.00%, 4/20/2051	7,982,087	6,545,261
2.00%, 5/20/2051	8,414,932	6,900,191
2.00%, 6/20/2051	13,449,555	11,028,550
2.00%, 9/20/2051	6,984,306	5,727,087
2.00%, 12/20/2051	9,307,698	7,632,253
2.00%, 1/20/2052	8,760,701	7,183,719
2.00%, 4/20/2052	5,982,494	4,906,333
2.00%, 5/20/2052	2,079,074	1,705,080
2.50%, 2/20/2043	747,396	665,007
2.50%, 12/20/2049	469,754	403,399
2.50%, 7/20/2050	2,113,848	1,808,682
2.50%, 8/20/2050	3,715,090	3,178,618
2.50%, 10/20/2050	5,665,128	4,846,625
2.50%, 11/20/2050	912,108	780,290
2.50%, 1/20/2051	4,404,957	3,768,014
2.50%, 3/20/2051	118,787	101,531
2.50%, 4/20/2051	8,353,445	7,139,939
2.50%, 6/20/2051	150,114	128,307
2.50%, 7/20/2051	9,556,177	8,167,950
2.50%, 8/20/2051	10,081,534	8,616,987
2.50%, 9/20/2051	12,200,721	10,428,320
2.50%, 10/20/2051	7,396,145	6,321,706
2.50%, 11/20/2051	11,020,201	9,419,294
2.50%, 12/20/2051	152,851	130,646
2.50%, 3/20/2052	1,473,406	1,259,592
2.50%, 4/20/2052	4,297,091	3,673,517
2.50%, 5/20/2052	3,552,992	3,037,398
3.00%, 10/15/2042	132,308	120,524
3.00%, 10/20/2042	1,527,985	1,393,366
3.00%, 12/15/2042	243,266	221,605
3.00%, 12/20/2042	407,348	371,457
3.00%, 2/20/2043	416,481	379,788
3.00%, 3/15/2043	46,321	42,082
3.00%, 4/15/2043	88,006	79,951
3.00%, 4/20/2043	326,656	297,801
3.00%, 6/20/2043	222,866	203,179
3.00%, 11/20/2044	217,615	197,435
3.00%, 12/20/2044	82,319	74,685
Security Description	Principal Amount	Value
3.00%, 3/20/2045	$85,299	$77,080
3.00%, 4/20/2045	137,469	124,222
3.00%, 6/15/2045	39,283	35,399
3.00%, 8/15/2045	52,149	46,992
3.00%, 8/20/2045	235,836	213,112
3.00%, 11/20/2045	50,875	45,973
3.00%, 12/20/2045	84,467	76,328
3.00%, 1/20/2046	116,597	105,362
3.00%, 2/20/2046	1,783,932	1,626,348
3.00%, 4/20/2046	205,186	184,891
3.00%, 5/20/2046	466,266	420,148
3.00%, 6/20/2046	1,315,855	1,185,704
3.00%, 9/20/2046	417,234	375,966
3.00%, 10/20/2046	1,503,558	1,354,842
3.00%, 11/20/2046	240,726	216,916
3.00%, 1/20/2047	426,070	383,928
3.00%, 2/20/2047	158,091	142,454
3.00%, 6/20/2047	142,213	128,130
3.00%, 7/20/2047	1,184,778	1,065,719
3.00%, 10/20/2047	818,387	736,147
3.00%, 11/20/2047	527,588	474,570
3.00%, 12/20/2047	486,116	437,266
3.00%, 1/20/2048	444,411	399,752
3.00%, 2/20/2048	505,047	454,294
3.00%, 3/20/2048	1,867,475	1,679,812
3.00%, 11/20/2049	3,137,490	2,797,039
3.00%, 12/20/2049	950,995	847,802
3.00%, 2/20/2050	820,278	730,813
3.00%, 6/20/2050	5,725,385	5,104,771
3.00%, 7/20/2050	6,061,774	5,400,082
3.00%, 12/20/2050	3,833,109	3,415,835
3.00%, 8/20/2051	6,405,414	5,698,338
3.00%, 9/20/2051	3,655,311	3,251,528
3.00%, 12/20/2051	6,595,464	5,865,369
3.00%, 3/20/2052	1,837,484	1,632,809
3.00%, 4/20/2052	4,402,690	3,912,279
3.00%, 6/20/2052	118,219	105,051
3.50%, 12/20/2041	350,169	329,127
3.50%, 2/15/2042	195,863	183,493
3.50%, 3/15/2042	17,074	15,995
3.50%, 6/20/2042	192,050	180,406
3.50%, 10/20/2042	45,378	42,627
3.50%, 1/20/2043	833,528	782,991
3.50%, 4/15/2043	49,760	46,467
3.50%, 4/20/2043	200,361	188,213
3.50%, 7/20/2043	555,495	519,522
3.50%, 10/20/2043	93,678	87,612
3.50%, 11/20/2043	128,003	119,713
3.50%, 12/20/2043	37,037	34,639
3.50%, 1/15/2044	40,404	37,351
3.50%, 1/20/2044	75,469	70,582
3.50%, 3/20/2044	72,881	68,161
3.50%, 6/20/2044	2,855,077	2,650,297
3.50%, 9/20/2044	1,060,977	984,879
3.50%, 10/20/2044	127,939	118,762
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.50%, 12/20/2044	$92,592	$85,951
3.50%, 2/20/2045	70,653	65,586
3.50%, 3/20/2045	98,575	91,227
3.50%, 4/20/2045	522,847	483,818
3.50%, 5/20/2045	4,664	4,270
3.50%, 6/20/2045	486,911	450,616
3.50%, 9/20/2045	45,538	42,138
3.50%, 10/20/2045	2,055,160	1,901,964
3.50%, 11/20/2045	120,554	111,568
3.50%, 12/20/2045	62,545	57,883
3.50%, 1/20/2046	624,229	577,698
3.50%, 3/20/2046	405,970	374,282
3.50%, 4/20/2046	2,230,349	2,056,261
3.50%, 5/20/2046	379,229	349,629
3.50%, 6/20/2046	34,525	31,831
3.50%, 7/20/2046	45,955	42,368
3.50%, 8/20/2046	35,111	32,371
3.50%, 10/20/2046	217,754	200,758
3.50%, 11/20/2046	1,322,289	1,219,079
3.50%, 2/20/2047	987,230	910,173
3.50%, 3/20/2047	201,726	186,035
3.50%, 5/20/2047	296,224	273,183
3.50%, 6/20/2047	118,343	109,138
3.50%, 8/20/2047	175,649	161,987
3.50%, 9/20/2047	177,379	163,582
3.50%, 10/20/2047	149,129	137,529
3.50%, 11/20/2047	599,598	552,960
3.50%, 12/20/2047	2,291,961	2,113,687
3.50%, 1/20/2048	2,756,053	2,541,680
3.50%, 2/20/2048	720,678	664,622
3.50%, 3/20/2048	1,217,582	1,122,875
3.50%, 4/20/2048	723,362	667,097
3.50%, 6/20/2048	423,782	390,819
3.50%, 2/20/2049	176,244	162,097
3.50%, 5/20/2049	118,850	109,108
3.50%, 7/20/2049	39,283	36,132
3.50%, 8/20/2049	36,126	33,165
3.50%, 9/20/2049	585,684	537,677
3.50%, 12/20/2049	246,219	226,037
3.50%, 3/20/2050	1,666,258	1,529,682
3.50%, 10/20/2050	1,050,469	964,366
3.50%, 2/20/2051	1,353,405	1,242,472
3.50%, 3/20/2051	259,743	238,453
3.50%, 6/20/2052	3,577,490	3,270,273
3.50%, 7/20/2052	2,430,792	2,221,859
3.50%, 10/20/2052	4,436,862	4,054,475
3.50%, 12/20/2052	4,903,954	4,482,448
4.00%, 4/15/2040	171,434	165,449
4.00%, 6/15/2040	10,143	9,789
4.00%, 7/15/2040	1,369	1,327
4.00%, 10/15/2040	9,742	9,402
4.00%, 11/15/2040	69,679	67,246
4.00%, 12/20/2040	107,421	103,257
4.00%, 8/15/2041	248,666	239,669
4.00%, 11/15/2041	37,156	35,811
Security Description	Principal Amount	Value
4.00%, 3/20/2044	$26,506	$25,272
4.00%, 4/20/2044	136,323	129,976
4.00%, 6/20/2044	128,080	122,116
4.00%, 8/20/2044	136,928	130,552
4.00%, 9/20/2044	111,424	106,235
4.00%, 10/20/2044	160,664	153,183
4.00%, 12/20/2044	143,363	136,688
4.00%, 2/20/2045	103,599	98,775
4.00%, 5/15/2045	67,352	64,119
4.00%, 7/20/2045	657,676	627,004
4.00%, 8/20/2045	81,797	77,982
4.00%, 9/20/2045	1,514,428	1,443,800
4.00%, 10/20/2045	118,607	113,076
4.00%, 11/20/2045	499,074	475,799
4.00%, 1/20/2046	3,955	3,770
4.00%, 4/20/2046	72,406	69,030
4.00%, 5/20/2046	27,506	26,224
4.00%, 6/20/2046	9,727	9,255
4.00%, 9/20/2046	13,538	12,880
4.00%, 10/20/2046	51,120	48,637
4.00%, 2/20/2047	18,434	17,539
4.00%, 3/20/2047	203,905	194,002
4.00%, 4/20/2047	78,426	74,500
4.00%, 6/20/2047	567,669	539,254
4.00%, 7/20/2047	151,329	143,754
4.00%, 8/20/2047	260,514	247,474
4.00%, 9/20/2047	103,224	98,057
4.00%, 2/20/2048	746,403	709,042
4.00%, 3/20/2048	579,599	550,587
4.00%, 4/20/2048	2,021,757	1,919,367
4.00%, 6/20/2048	259,751	246,596
4.00%, 7/20/2048	167,735	159,240
4.00%, 8/20/2048	1,074,099	1,019,703
4.00%, 9/20/2048	284,198	269,805
4.00%, 5/20/2049	403,318	382,417
4.00%, 7/20/2049	1,705,372	1,616,994
4.00%, 5/20/2050	798,104	756,744
4.00%, 9/20/2052	3,336,879	3,148,342
4.00%, 10/20/2052	8,749,026	8,252,229
4.00%, 11/20/2052	4,817,657	4,544,095
4.50%, 3/15/2038	114	113
4.50%, 4/15/2039	1,085	1,075
4.50%, 6/15/2039	37,518	37,150
4.50%, 7/15/2039	26,606	26,342
4.50%, 2/15/2040	19,008	18,817
4.50%, 4/15/2040	134,494	132,892
4.50%, 5/20/2040	70,812	69,981
4.50%, 6/15/2040	80,959	79,995
4.50%, 8/15/2040	1,230	1,215
4.50%, 2/15/2041	13,979	13,811
4.50%, 3/15/2041	45,657	45,113
4.50%, 6/15/2041	38,455	37,993
4.50%, 9/20/2041	42,879	42,377
4.50%, 12/15/2041	20,507	20,261
4.50%, 1/15/2042	30,722	30,419
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.50%, 10/20/2043	$24,864	$24,417
4.50%, 4/20/2044	67,002	65,798
4.50%, 6/20/2044	57,560	56,526
4.50%, 11/20/2044	137,396	134,929
4.50%, 12/20/2044	44,391	43,594
4.50%, 7/20/2045	829,107	814,219
4.50%, 8/20/2045	69,572	68,323
4.50%, 9/20/2045	34,694	34,071
4.50%, 10/20/2045	127,926	125,629
4.50%, 4/20/2046	70,510	69,243
4.50%, 9/20/2047	51,626	50,557
4.50%, 11/20/2047	225,786	221,111
4.50%, 12/20/2047	193,816	189,803
4.50%, 1/20/2048	166,383	162,938
4.50%, 6/20/2048	411,760	403,191
4.50%, 7/20/2048	229,862	225,079
4.50%, 8/20/2048	679,392	665,254
4.50%, 9/20/2048	43,589	42,682
4.50%, 10/20/2048	334,333	327,376
4.50%, 12/20/2048	31,926	31,261
4.50%, 1/20/2049	670,410	656,458
4.50%, 7/20/2049	604,155	591,582
4.50%, 10/20/2052	3,440,510	3,338,709
4.50%, 12/20/2052	6,034,051	5,854,580
4.50%, 1/20/2053	5,058,594	4,907,356
4.50%, 3/20/2053	2,677,910	2,597,434
4.50%, 6/20/2053	2,637,806	2,553,153
4.50%, 2/20/2054	2,252,465	2,176,523
4.50%, 4/20/2056	5,417,393	5,204,913
5.00%, 12/15/2038	40,682	41,063
5.00%, 4/15/2039	87,003	87,861
5.00%, 5/15/2039	14,190	14,312
5.00%, 8/15/2041	320,977	323,848
5.00%, 11/20/2041	256,369	258,636
5.00%, 5/20/2044	46,215	46,624
5.00%, 11/20/2044	44,766	45,172
5.00%, 1/20/2048	225,861	227,833
5.00%, 5/20/2048	249,607	250,415
5.00%, 7/20/2048	31,739	31,888
5.00%, 9/20/2048	177,729	178,568
5.00%, 11/20/2048	170,457	171,013
5.00%, 1/20/2049	409,219	411,152
5.00%, 7/20/2049	75,400	75,644
5.00%, 1/20/2053	108,995	108,279
5.00%, 5/20/2053	8,364,667	8,298,077
5.00%, 7/20/2053	11,155,980	11,062,952
5.00%, 5/20/2054	2,558,451	2,531,566
5.00%, 7/20/2054	1,123,347	1,112,225
5.00%, 1/20/2055	7,033,047	6,950,980
5.00%, 6/20/2056	20,011,640	19,741,890
5.50%, 6/15/2033	8,171	8,281
5.50%, 4/15/2037	500	515
5.50%, 6/15/2038	114,706	117,582
5.50%, 7/15/2038	53,108	54,671
5.50%, 8/15/2038	10,026	10,321
Security Description	Principal Amount	Value
5.50%, 2/15/2039	$14,390	$14,817
5.50%, 5/20/2044	60,399	61,834
5.50%, 5/20/2053	4,867,785	4,939,223
5.50%, 7/20/2053	3,486,528	3,534,220
5.50%, 8/20/2053	4,041,801	4,093,708
5.50%, 5/20/2054	5,747,905	5,805,699
5.50%, 8/20/2054	3,441,950	3,479,136
5.50%, 9/20/2054	7,442,069	7,517,509
5.50%, 3/20/2055	4,797,351	4,824,654
5.50%, 6/20/2055	8,476,034	8,532,741
5.50%, 10/20/2055	7,349,718	7,396,182
5.50%, 5/20/2056	4,983,860	5,012,983
6.00%, 11/15/2032	3,099	3,143
6.00%, 9/15/2034	6,184	6,253
6.00%, 10/15/2036	119	124
6.00%, 8/15/2037	5,613	5,839
6.00%, 1/15/2038	6,760	6,978
6.00%, 4/15/2038	15,845	16,632
6.00%, 6/15/2041	33,569	35,079
6.00%, 12/20/2052	1,108,410	1,142,874
6.00%, 1/20/2053	649,750	669,219
6.00%, 9/20/2053	1,975,853	2,031,996
6.00%, 2/20/2054	3,249,685	3,342,024
6.00%, 6/20/2054	2,638,188	2,709,783
6.00%, 9/20/2054	4,430,353	4,550,583
6.00%, 2/20/2055	2,640,243	2,694,239
6.00%, 3/20/2055	2,260,932	2,307,170
6.00%, 6/20/2055	5,219,797	5,326,548
6.00%, 3/20/2056	3,459,153	3,539,066
6.50%, 7/15/2031	12,288	12,623
6.50%, 8/15/2031	1,589	1,608
6.50%, 1/20/2054	1,640,208	1,710,338
6.50%, 6/20/2054	3,660,823	3,799,829
6.50%, 3/20/2055	1,886,528	1,952,086
7.00%, 2/15/2028	194	195
7.00%, 6/15/2028	241	241
7.50%, 4/15/2027	64	64
7.50%, 7/15/2027	1,875	1,876
7.50%, 12/15/2027	349	349
7.50%, 10/15/2029	296	298
Government National Mortgage Association, TBA:
2.50%, 7/20/2056 (e)	6,450,000	5,508,010
3.00%, 7/20/2056 (e)	4,950,000	4,394,650
3.50%, 7/20/2056 (e)	7,450,000	6,688,454
4.00%, 7/20/2056 (e)	6,150,000	5,713,393
4.50%, 7/20/2056 (e)	17,000,000	16,324,488
5.00%, 7/20/2056 (e)	30,150,000	29,723,769
5.50%, 7/20/2056 (e)	16,350,000	16,431,750
6.00%, 7/20/2056 (e)	9,900,000	10,103,643
6.50%, 7/20/2054 (e)	4,875,000	5,051,182
Tennessee Valley Authority:
3.88%, 3/15/2028	740,000	735,931
3.88%, 8/1/2030	515,000	508,102
4.25%, 9/15/2052	250,000	211,129
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.25%, 9/15/2065	$200,000	$163,318
4.63%, 9/15/2060	400,000	352,270
4.65%, 6/15/2035	200,000	201,610
4.88%, 5/15/2035	550,000	562,228
5.25%, 9/15/2039	1,786,000	1,855,938
5.25%, 2/1/2055	400,000	393,810
5.38%, 4/1/2056 (a)	200,000	200,663
7.13%, 5/1/2030	427,000	470,263
Series B, 4.70%, 7/15/2033	1,287,000	1,306,753
Uniform Mortgage-Backed Security, TBA:
2.00%, 7/1/2041 (e)	3,700,000	3,369,982
2.00%, 7/1/2056 (e)	6,050,000	4,828,795
2.50%, 7/1/2056 (e)	13,250,000	11,069,779
3.00%, 7/1/2041 (e)	500,000	472,250
3.00%, 7/1/2056 (e)	100,000	87,207
3.50%, 7/1/2041 (e)	500,000	476,196
3.50%, 7/1/2056 (e)	4,550,000	4,129,330
4.00%, 7/1/2041 (e)	3,700,000	3,592,863
4.00%, 7/1/2056 (e)	3,050,000	2,849,877
4.50%, 7/1/2039 (e)	5,900,000	5,827,831
4.50%, 7/1/2056 (e)	13,425,000	12,862,573
5.00%, 7/1/2041 (e)	5,300,000	5,320,670
5.00%, 7/1/2056 (e)	30,350,000	29,814,292
5.50%, 7/1/2041 (e)	3,475,000	3,529,001
5.50%, 7/1/2056 (e)	26,225,000	26,305,248
6.00%, 7/1/2056 (e)	9,600,000	9,806,208
6.50%, 7/1/2056 (e)	5,550,000	5,739,366
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,531,120,120)		2,366,178,702
U.S. TREASURY OBLIGATIONS — 45.5%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,710,800	6,143,598
1.13%, 8/15/2040	13,150,000	8,239,297
1.38%, 11/15/2040	16,092,200	10,402,099
1.38%, 8/15/2050	5,901,200	2,895,276
1.63%, 11/15/2050	11,075,600	5,792,193
1.75%, 8/15/2041	24,209,400	16,227,863
1.88%, 2/15/2041	17,452,300	12,107,533
1.88%, 2/15/2051	20,356,000	11,316,664
2.00%, 11/15/2041	18,054,300	12,505,424
2.00%, 2/15/2050	11,421,900	6,656,826
2.00%, 8/15/2051	20,427,100	11,633,872
2.25%, 5/15/2041	26,395,400	19,243,896
2.25%, 8/15/2049	8,500,000	5,288,594
2.25%, 2/15/2052	14,475,900	8,717,206
2.38%, 2/15/2042	9,619,000	7,015,858
2.38%, 5/15/2051	17,815,600	11,140,317
2.50%, 2/15/2045	8,699,000	6,098,815
2.50%, 2/15/2046	3,931,800	2,711,099
2.50%, 5/15/2046	7,000,000	4,809,219
2.75%, 11/15/2042	15,348,400	11,664,784
2.75%, 8/15/2047	10,000,000	7,073,438
Security Description	Principal Amount	Value
2.75%, 11/15/2047	$9,053,400	$6,384,062
2.88%, 5/15/2043	1,600,000	1,227,750
2.88%, 8/15/2045	3,490,000	2,589,689
2.88%, 5/15/2049	14,792,200	10,507,085
2.88%, 5/15/2052	16,315,500	11,288,287
3.00%, 11/15/2045	2,920,200	2,205,207
3.00%, 2/15/2047	8,127,300	6,048,489
3.00%, 5/15/2047	10,599,900	7,870,426
3.00%, 2/15/2048	9,629,900	7,091,519
3.00%, 8/15/2048	16,025,000	11,740,816
3.00%, 2/15/2049	16,236,100	11,837,132
3.00%, 8/15/2052	17,668,000	12,530,477
3.13%, 2/15/2043	1,279,400	1,022,920
3.13%, 8/15/2044	7,078,000	5,537,429
3.13%, 5/15/2048	17,428,000	13,092,785
3.25%, 5/15/2042	24,997,000	20,583,467
3.38%, 8/15/2042	25,745,000	21,485,007
3.38%, 5/15/2044	2,767,500	2,256,377
3.38%, 11/15/2048	7,720,200	6,037,438
3.63%, 2/15/2053	17,305,000	13,841,296
3.63%, 5/15/2053	18,535,000	14,816,416
3.75%, 11/15/2043	3,790,600	3,275,908
3.88%, 2/15/2043	27,996,000	24,807,081
3.88%, 5/15/2043	19,076,000	16,861,396
4.00%, 11/15/2042	17,712,000	15,982,312
4.00%, 11/15/2052	18,396,000	15,737,203
4.13%, 8/15/2044	23,163,200	20,951,838
4.13%, 8/15/2053	21,458,000	18,745,575
4.25%, 11/15/2040	975,000	925,031
4.25%, 2/15/2054	24,639,000	21,990,307
4.25%, 8/15/2054	22,000,000	19,645,312
4.38%, 5/15/2040	5,700,000	5,510,297
4.38%, 8/15/2043	13,424,000	12,624,852
4.50%, 2/15/2044	18,315,200	17,442,366
4.50%, 11/15/2054	20,630,000	19,205,241
4.63%, 2/15/2040	5,670,000	5,638,992
4.63%, 5/15/2044	17,216,700	16,632,946
4.63%, 11/15/2044	14,514,100	13,990,232
4.63%, 11/15/2045	19,600,000	18,831,312
4.63%, 2/15/2046	32,100,000	30,821,016
4.63%, 5/15/2054	21,616,000	20,531,822
4.63%, 2/15/2055	24,500,000	23,286,484
4.63%, 11/15/2055	24,964,000	23,754,806
4.75%, 2/15/2037	1,046,000	1,074,928
4.75%, 11/15/2043	20,996,100	20,658,194
4.75%, 2/15/2045	25,115,000	24,573,458
4.75%, 11/15/2053	20,650,000	19,978,875
4.75%, 5/15/2055	23,017,000	22,330,086
4.75%, 8/15/2055	22,350,000	21,693,469
4.75%, 2/15/2056	29,400,000	28,568,531
4.88%, 8/15/2045	22,900,000	22,731,828
5.00%, 5/15/2045	20,500,000	20,682,578
5.00%, 5/15/2046	14,250,000	14,361,328
5.00%, 5/15/2056	21,500,000	21,735,156
5.25%, 2/15/2029	250,000	256,719
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.50%, 8/15/2028	$452,000	$463,371
U.S. Treasury Notes:
0.38%, 9/30/2027	10,950,000	10,451,689
0.50%, 8/31/2027	925,000	887,024
0.50%, 10/31/2027	9,100,000	8,672,016
0.63%, 12/31/2027	3,900,000	3,701,191
0.63%, 8/15/2030	16,407,000	14,208,718
0.75%, 1/31/2028	20,225,000	19,171,878
0.88%, 11/15/2030	5,000,000	4,341,406
1.00%, 7/31/2028	20,000,000	18,751,563
1.13%, 2/29/2028	12,350,000	11,751,314
1.13%, 8/31/2028 (a)	35,386,500	33,177,608
1.13%, 2/15/2031	24,736,000	21,584,093
1.25%, 3/31/2028	20,200,000	19,215,250
1.25%, 4/30/2028	14,136,000	13,416,500
1.25%, 5/31/2028	7,750,000	7,338,584
1.25%, 6/30/2028	14,733,000	13,918,081
1.25%, 9/30/2028	11,838,100	11,102,843
1.25%, 8/15/2031	26,700,000	23,074,641
1.38%, 10/31/2028	1,000,000	938,438
1.38%, 12/31/2028	2,350,000	2,195,598
1.50%, 11/30/2028	560,000	526,006
1.50%, 2/15/2030	5,000,000	4,554,688
1.63%, 8/15/2029	11,926,600	11,052,604
1.63%, 5/15/2031 (a)	26,006,000	23,072,198
1.75%, 1/31/2029	18,121,200	17,055,164
1.88%, 2/28/2029	18,000,000	16,969,219
1.88%, 2/15/2032	33,400,800	29,463,159
2.25%, 8/15/2027	8,174,800	8,005,556
2.25%, 11/15/2027	19,086,700	18,602,822
2.38%, 3/31/2029	12,512,000	11,936,253
2.38%, 5/15/2029	8,352,800	7,953,432
2.63%, 2/15/2029	5,620,000	5,406,177
2.63%, 7/31/2029	22,135,800	21,155,253
2.75%, 7/31/2027 (a)	9,601,600	9,460,952
2.75%, 2/15/2028	3,586,000	3,506,436
2.75%, 5/31/2029	13,451,300	12,934,266
2.75%, 8/15/2032 (a)	28,405,000	26,085,998
2.88%, 5/15/2028	1,020,000	996,413
2.88%, 8/15/2028 (a)	1,322,100	1,287,705
3.13%, 8/31/2027	17,225,000	17,027,855
3.13%, 11/15/2028	7,243,000	7,073,808
3.13%, 8/31/2029 (a)	10,904,400	10,568,749
3.25%, 6/30/2029	13,805,700	13,451,929
3.38%, 9/15/2027 (a)	15,784,300	15,640,638
3.38%, 11/30/2027	31,500,000	31,161,621
3.38%, 12/31/2027 (a)	38,150,000	37,711,871
3.38%, 2/29/2028 (a)	28,250,000	27,896,875
3.38%, 9/15/2028	29,334,600	28,848,746
3.38%, 5/15/2033 (a)	28,062,000	26,505,436
3.50%, 9/30/2027 (a)	28,700,000	28,473,539
3.50%, 10/31/2027	22,200,000	22,009,219
3.50%, 1/31/2028	41,320,000	40,893,887
3.50%, 4/30/2028 (a)	20,900,000	20,654,262
3.50%, 10/15/2028	25,507,000	25,136,351
Security Description	Principal Amount	Value
3.50%, 11/15/2028	$21,000,000	$20,685,000
3.50%, 12/15/2028	77,250,000	76,061,075
3.50%, 1/15/2029 (a)	17,000,000	16,727,734
3.50%, 2/15/2029	24,100,000	23,702,727
3.50%, 3/15/2029	30,444,000	29,935,014
3.50%, 9/30/2029	25,006,500	24,500,509
3.50%, 1/31/2030	10,100,000	9,872,750
3.50%, 4/30/2030	14,525,000	14,173,223
3.50%, 11/30/2030	15,667,000	15,227,590
3.50%, 2/28/2031 (a)	33,500,000	32,515,937
3.50%, 2/15/2033 (a)	23,971,000	22,871,705
3.63%, 8/31/2027	12,900,000	12,825,926
3.63%, 3/31/2028	12,477,000	12,362,465
3.63%, 5/31/2028	16,250,000	16,090,039
3.63%, 8/15/2028	19,700,000	19,484,531
3.63%, 8/31/2029 (a)	30,398,100	29,913,630
3.63%, 3/31/2030	10,310,000	10,110,244
3.63%, 8/31/2030	22,250,000	21,766,758
3.63%, 9/30/2030	20,450,000	19,997,863
3.63%, 10/31/2030	26,800,000	26,192,812
3.63%, 12/31/2030	33,700,000	32,907,524
3.63%, 9/30/2031	13,450,000	13,073,820
3.75%, 8/15/2027 (a)	18,100,000	18,022,934
3.75%, 4/15/2028	20,000,000	19,856,250
3.75%, 4/30/2028	36,900,000	36,634,781
3.75%, 5/15/2028	20,682,900	20,530,202
3.75%, 12/31/2028	5,500,000	5,445,430
3.75%, 5/31/2030	18,798,000	18,501,344
3.75%, 6/30/2030	15,468,600	15,218,444
3.75%, 12/31/2030 (a)	27,678,400	27,161,593
3.75%, 1/31/2031	26,500,000	26,001,055
3.75%, 8/31/2031	11,000,000	10,759,375
3.75%, 10/31/2032	20,000,000	19,409,375
3.75%, 2/28/2033 (a)	13,500,000	13,076,016
3.88%, 7/31/2027	22,362,700	22,299,805
3.88%, 10/15/2027	19,206,200	19,136,428
3.88%, 11/30/2027	18,070,700	17,999,405
3.88%, 12/31/2027	16,300,000	16,231,234
3.88%, 3/15/2028	18,750,000	18,660,645
3.88%, 3/31/2028 (a)	23,800,000	23,683,789
3.88%, 6/15/2028	16,400,000	16,311,594
3.88%, 7/15/2028	14,825,800	14,741,247
3.88%, 4/15/2029	5,000,000	4,962,500
3.88%, 5/15/2029	12,000,000	11,909,063
3.88%, 9/30/2029	15,514,300	15,374,914
3.88%, 11/30/2029	12,015,000	11,899,543
3.88%, 12/31/2029	19,548,000	19,354,047
3.88%, 4/30/2030 (a)	22,872,400	22,624,020
3.88%, 6/30/2030 (a)	23,341,200	23,071,317
3.88%, 7/31/2030 (a)	29,351,200	29,004,948
3.88%, 3/31/2031 (a)	41,697,000	41,110,636
3.88%, 4/30/2031 (a)	32,850,000	32,380,348
3.88%, 8/31/2032	8,110,700	7,936,447
3.88%, 9/30/2032	13,000,000	12,712,578
3.88%, 12/31/2032 (a)	15,100,000	14,744,914
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.88%, 8/15/2033 (a)	$31,907,000	$31,027,065
3.88%, 8/15/2034	36,600,000	35,353,312
4.00%, 12/15/2027	20,600,000	20,551,719
4.00%, 2/29/2028	21,625,000	21,567,559
4.00%, 5/31/2028 (a)	14,900,000	14,857,512
4.00%, 6/30/2028	16,697,400	16,645,873
4.00%, 1/31/2029	5,728,900	5,704,731
4.00%, 7/31/2029	12,212,400	12,156,109
4.00%, 10/31/2029	17,226,300	17,132,094
4.00%, 2/28/2030 (a)	24,150,000	24,004,723
4.00%, 3/31/2030	16,950,000	16,841,414
4.00%, 5/31/2030	14,420,000	14,321,989
4.00%, 7/31/2030	18,870,500	18,733,394
4.00%, 1/31/2031 (a)	21,170,000	20,986,417
4.00%, 4/30/2032	13,051,700	12,880,396
4.00%, 6/30/2032 (a)	11,850,000	11,684,285
4.00%, 7/31/2032	14,730,600	14,518,848
4.00%, 1/31/2033	12,650,000	12,435,543
4.00%, 2/15/2034	33,675,000	32,901,527
4.00%, 11/15/2035	32,750,000	31,680,508
4.13%, 9/30/2027	18,850,000	18,842,637
4.13%, 10/31/2027	17,060,800	17,050,137
4.13%, 11/15/2027	9,450,000	9,444,094
4.13%, 6/30/2028	7,500,000	7,496,191
4.13%, 7/31/2028	17,950,000	17,935,977
4.13%, 3/31/2029	9,167,600	9,157,573
4.13%, 6/15/2029	5,000,000	4,995,703
4.13%, 10/31/2029	25,137,200	25,097,923
4.13%, 11/30/2029	14,298,200	14,275,859
4.13%, 8/31/2030	17,412,000	17,363,029
4.13%, 3/31/2031	24,635,000	24,544,543
4.13%, 5/31/2031 (a)	21,700,000	21,623,711
4.13%, 6/30/2031	5,000,000	4,982,422
4.13%, 7/31/2031 (a)	20,496,700	20,411,831
4.13%, 10/31/2031	15,257,700	15,182,604
4.13%, 11/30/2031	14,330,100	14,253,971
4.13%, 2/29/2032	15,492,100	15,398,905
4.13%, 3/31/2032	12,000,000	11,923,125
4.13%, 5/31/2032	10,000,000	9,929,688
4.13%, 11/15/2032	14,974,000	14,840,638
4.13%, 4/30/2033	12,000,000	11,870,625
4.13%, 2/15/2036 (a)	35,700,000	34,840,969
4.25%, 1/15/2028	19,000,000	19,020,039
4.25%, 2/15/2028	30,000,000	30,033,984
4.25%, 2/28/2029	18,550,000	18,589,129
4.25%, 6/30/2029 (a)	24,017,300	24,073,591
4.25%, 1/31/2030	22,450,000	22,499,109
4.25%, 2/28/2031 (a)	19,750,000	19,785,488
4.25%, 6/30/2031	8,882,700	8,895,885
4.25%, 3/31/2033	14,400,000	14,357,250
4.25%, 5/31/2033	30,000,000	29,894,531
4.25%, 6/30/2033	14,000,000	13,947,500
4.25%, 11/15/2034	38,719,800	38,344,702
4.25%, 5/15/2035	32,780,000	32,395,859
4.25%, 8/15/2035	38,650,000	38,160,836
Security Description	Principal Amount	Value
4.38%, 7/15/2027	$15,150,000	$15,187,875
4.38%, 8/31/2028	18,550,000	18,628,258
4.38%, 11/30/2028	41,744,200	41,936,615
4.38%, 12/31/2029	22,500,000	22,644,141
4.38%, 11/30/2030	12,985,000	13,073,257
4.38%, 1/31/2032	11,639,800	11,715,277
4.38%, 5/15/2034 (a)	36,030,000	36,041,259
4.38%, 5/15/2036	19,700,000	19,598,422
4.50%, 5/31/2029	19,221,300	19,395,493
4.50%, 12/31/2031	20,000,000	20,256,250
4.50%, 11/15/2033	35,471,600	35,829,087
4.63%, 9/30/2028	21,128,300	21,332,980
4.63%, 4/30/2029	17,550,000	17,761,148
4.63%, 9/30/2030	19,800,000	20,123,297
4.63%, 4/30/2031	11,000,000	11,196,797
4.63%, 5/31/2031	25,351,800	25,807,340
4.63%, 2/15/2035 (a)	35,250,000	35,811,797
4.88%, 10/31/2028 (a)	23,250,000	23,609,648
4.88%, 10/31/2030 (a)	19,859,000	20,381,850
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,592,522,454)		4,380,497,281
MUNICIPAL BONDS & NOTES — 0.4%
ARIZONA — 0.0% *
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	192,438
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	485,705
Series F-2, 6.26%, 4/1/2049	235,000	244,940
Series S1, 7.04%, 4/1/2050	209,555	237,965
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	115,532
Series B, 2.94%, 11/1/2052	625,000	423,765
Series B, 2.98%, 11/1/2051	285,000	197,356
Series B, 3.90%, 11/1/2047	100,000	82,487
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty, Inc., 4.24%, 5/15/2048 (f)	250,000	216,296
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	216,886
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	238,287
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	198,073
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Golden State Tobacco Securitization Corp. Revenue, CA:
Series A, 3.12%, 6/1/2038	$215,000	$180,665
Series A-1, 4.21%, 6/1/2050	200,000	141,005
Los Angeles Department of Water & Power Revenue, CA:
Series C, 5.00%, 7/1/2030	315,000	337,640
6.57%, 7/1/2045	150,000	159,167
6.60%, 7/1/2050	280,000	300,483
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	114,785
Series N, 3.26%, 5/15/2060	150,000	93,989
Series N, 3.71%, 5/15/2120	150,000	94,280
Series H, 6.55%, 5/15/2048	310,000	325,999
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	332,882
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	275,000	281,079
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty, Inc., 3.49%, 1/15/2050 (f)	200,000	151,241
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	299,669
2.50%, 10/1/2029	200,000	188,933
Series A, 3.05%, 4/1/2029	265,000	256,318
3.50%, 4/1/2028	400,000	394,979
4.05%, 4/1/2031	600,000	590,361
4.35%, 11/1/2032	1,000,000	989,075
4.50%, 4/1/2033	240,000	237,014
4.60%, 4/1/2038	540,000	542,654
5.13%, 3/1/2038	100,000	100,152
5.75%, 10/1/2031	500,000	529,677
5.88%, 10/1/2041	1,000,000	1,034,945
7.35%, 11/1/2039	370,000	423,979
7.50%, 4/1/2034	320,000	363,878
7.55%, 4/1/2039	302,000	358,448
7.63%, 3/1/2040	160,000	188,965
University of California Revenue, CA:
Series BG, 1.61%, 5/15/2030	390,000	352,851
Series BD, 3.35%, 7/1/2029	680,000	662,246
Series AQ, 4.77%, 5/15/2115	75,000	60,978
Series AD, 4.86%, 5/15/2112	650,000	538,619
		13,284,248
COLORADO — 0.0% *
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	50,249
Security Description	Principal Amount	Value
FLORIDA — 0.0% *
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	$345,000	$285,014
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	575,454
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	150,000	153,704
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	685,000	668,313
Series A, 2.15%, 7/1/2030	150,000	137,437
Series A, 5.53%, 7/1/2034	500,000	519,931
		2,339,853
GEORGIA — 0.0% *
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	160,000	170,824
6.66%, 4/1/2057	204,000	218,959
Series A, 7.06%, 4/1/2057	398,000	438,747
		828,530
HAWAII — 0.0% *
State of Hawaii, General Obligation, HI Series GP, 4.21%, 4/1/2031	500,000	494,770
IDAHO — 0.0% *
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	59,594
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	310,000	269,378
Series B, 6.40%, 1/1/2040	400,000	433,570
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	321,139	354,170
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	154,589	162,281
City of Chicago, General Obligation, IL Series A, 5.88%, 1/1/2031	750,000	756,064
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	341,693
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	318,909
Series B, 3.59%, 1/1/2043	275,000	236,074
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series B, 3.82%, 1/1/2048	$100,000	$80,597
Series A, 4.64%, 1/1/2040	95,000	92,589
Series A, 4.79%, 1/1/2048	100,000	92,037
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	877,124	886,106
7.35%, 7/1/2035	650,000	694,752
		4,718,220
INDIANA — 0.0% *
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	90,781
KANSAS — 0.0% *
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (f)	100,000	69,625
Series H, 4.93%, 4/15/2045	90,000	87,419
		157,044
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 4.48%, 8/1/2039	265,000	252,826
Series A1-A3, 5.05%, 12/1/2034	250,000	252,975
		505,801
MARYLAND — 0.0% *
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	282,440
Series D, 3.20%, 7/1/2050	276,000	186,984
		469,424
MASSACHUSETTS — 0.0% *
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	128,734
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	51,493
4.91%, 5/1/2029	135,000	135,973
5.46%, 12/1/2039	410,000	413,861
		730,061
MICHIGAN — 0.0% *
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	115,726
Security Description	Principal Amount	Value
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	$250,000	$180,120
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,741
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	454,801
Series B, 2.56%, 4/1/2050	500,000	310,132
Series C, 3.60%, 4/1/2047	395,000	327,988
		1,415,508
MINNESOTA — 0.0% *
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	219,496
MISSISSIPPI — 0.0% *
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	101,900
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	208,610
NEBRASKA — 0.0% *
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	104,386
NEVADA — 0.0% *
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	126,614
NEW HAMPSHIRE — 0.0% *
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	147,023
NEW JERSEY — 0.0% *
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (f)	410,000	425,363
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	257,471
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	382,284
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	144,616
Series P, 3.92%, 5/1/2119	250,000	164,857
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series H, 5.67%, 5/1/2040	$205,000	$209,132
		1,583,723
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.09%, 10/1/2049	200,000	185,197
Series D-1, 5.11%, 10/1/2054	160,000	147,341
Series B-2, 5.26%, 10/1/2052	220,000	207,090
5.52%, 10/1/2037	325,000	326,901
Series H, 5.65%, 2/1/2046	385,000	386,200
Series H, 5.80%, 2/1/2052	715,000	722,407
Series B-1, 5.83%, 10/1/2053	285,000	288,711
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	27,748
6.67%, 11/15/2039	295,000	318,452
Series E, 6.81%, 11/15/2040	50,000	55,032
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	151,310
Series GG, 5.72%, 6/15/2042	215,000	210,445
Series EE, 6.01%, 6/15/2042	300,000	302,400
New York State Dormitory Authority Revenue, NY Series F, 5.63%, 3/15/2039	185,000	187,910
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	170,287
3.18%, 7/15/2060	395,000	258,278
Series 215, 3.29%, 8/1/2069	700,000	450,947
Series 210, 4.03%, 9/1/2048	410,000	340,323
Series 201, 4.23%, 10/15/2057	125,000	102,283
4.46%, 10/1/2062	100,000	84,830
Series 192, 4.81%, 10/15/2065	150,000	135,849
4.93%, 10/1/2051	220,000	205,425
5.65%, 11/1/2040	575,000	603,143
		5,868,509
NORTH CAROLINA — 0.0% *
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	84,553
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	52,120
Series B, 8.08%, 2/15/2050	215,000	267,097
JobsOhio Beverage System Revenue, OH Series B, 3.99%, 1/1/2029	160,000	159,160
		478,377
Security Description	Principal Amount	Value
OKLAHOMA — 0.0% *
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	$100,000	$95,725
Series A-2, 4.85%, 2/1/2045	100,000	97,250
Series A-3, 5.09%, 2/1/2052	155,000	148,940
		341,915
OREGON — 0.0% *
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (f)	85,967	87,251
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	240,543
		327,794
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	192,187
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	192,359
Series D, 2.84%, 9/1/2050	250,000	168,316
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	324,768
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	106,000	106,679
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	121,894
		1,106,203
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	30,789
Series A, 3.35%, 8/15/2047	275,000	206,365
Series C, 4.79%, 8/15/2046	200,000	190,585
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	604,407
Series A, 6.29%, 3/1/2032	65,000	68,518
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	142,861
Series A, 5.47%, 2/1/2045	355,000	356,923
Series A, 5.57%, 2/1/2050	500,000	497,341
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	118,830
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	$220,000	$242,565
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	254,375
Series C, 2.92%, 11/1/2050	40,000	28,330
Series A, 2.99%, 11/1/2038	310,000	269,621
Series C, 3.09%, 11/1/2040	305,000	248,069
Series A, 3.14%, 11/1/2045	100,000	77,129
Series A, 4.51%, 11/1/2051	300,000	262,065
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	280,742
North Texas Tollway Authority Revenue, TX Series B, 6.72%, 1/1/2049	75,000	82,091
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	131,852
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	187,693
5.52%, 4/1/2039	309,312	313,418
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	168,333
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	370,000	295,133
		5,058,035
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	108,952
Series A, 3.23%, 9/1/2119	360,000	204,996
		313,948
TOTAL MUNICIPAL BONDS & NOTES (Cost $45,517,450)		41,407,607
MORTGAGE-BACKED SECURITIES — 0.6%
Bank:
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	294,313	289,592
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	252,560	248,564
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	384,868
Security Description	Principal Amount	Value
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	$286,660	$282,915
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	395,991
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	478,352
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	47,155
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	939,352
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	555,392
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	265,588
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	881,416
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	500,000	452,643
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	890,165
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (c)	750,000	677,256
Series 2022-BNK44, Class A5, 5.93%, 11/15/2055 (c)	1,000,000	1,042,424
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	482,168
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	473,312
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	668,699
Series 2021-C10, Class A5, 2.49%, 7/15/2054	480,035	433,712
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	449,421
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	618,370
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	238,160
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	123,879
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,380,390
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	684,500
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2018-B3, Class A5, 4.03%, 4/10/2051	$350,000	$345,910
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	296,441
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	941,541
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	334,353
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	370,933
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	325,004
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	445,190
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	442,306
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	537,882
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	581,221
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	444,104
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	890,305
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	256,897
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	239,134
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	833,505
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (c)	315,000	324,946
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,411,900
Citigroup Commercial Mortgage Trust:
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	492,163
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	703,312
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	278,145
COMM Mortgage Trust:
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	982,487
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	468,592
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	486,820
Security Description	Principal Amount	Value
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	$500,000	$494,433
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	493,067
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	942,448
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	898,722
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	350,000	345,274
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,940,110
Series K-156, Class A2, 4.43%, 2/25/2033 (c)	489,947	485,700
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	149,538
Series K-160, Class A2, 4.50%, 8/25/2033 (c)	1,000,000	992,903
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	1,425,000	1,449,286
Series K508, Class A2, 4.74%, 8/25/2028 (c)	1,500,000	1,505,042
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,415,331
Series K512, Class A2, 5.00%, 11/25/2028	230,202	232,306
Series K513, Class A2, 4.72%, 12/25/2028 (c)	875,000	878,347
Series K518, Class A2, 5.40%, 1/25/2029	750,000	764,474
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	997,644
GS Mortgage Securities Trust:
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	942,925
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	781,690
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	491,632
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	562,564
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	736,389
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	732,562
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	472,800
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	$500,000	$450,665
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	445,848
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	319,136
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	492,807
Series 2018-C14, Class A3, 4.18%, 12/15/2051	590,092	583,461
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	295,977
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	252,577	245,804
Wells Fargo Commercial Mortgage Trust:
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	294,872
Series 2017-C42, Class A3, 3.33%, 12/15/2050	314,483	309,078
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	493,283
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	783,937
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	169,457
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	941,589
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	756,007
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	136,708
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	629,735
TOTAL MORTGAGE-BACKED SECURITIES (Cost $56,176,450)		52,870,926
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	50,000	47,097
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,083,106
Series 2025-BNK51, Class A5, 5.29%, 12/25/2067	400,000	405,827
Series 2026-BNK52, Class A5, 5.59%, 6/15/2036 (d)	138,889	143,925
Security Description	Principal Amount	Value
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	$865,614	$890,141
Series 2024-5YR10, Class A3, 5.30%, 10/15/2057	225,000	227,396
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	800,000	815,596
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	964,461	976,971
Series 2025-5YR18, Class A3, 5.15%, 12/15/2058	500,000	503,852
Series 2026-5YR23, Class A3, 5.61%, 7/15/2031 (d)	1,000,000	1,026,660
Bank5 Trust Series 2025-5YR13, Class A3, VRN, 5.75%, 1/15/2058	383,333	393,467
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	50,000	49,410
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	500,000	545,001
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	166,204
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	166,667	169,997
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	309,017
Series 2025-C32, Class A5, 5.72%, 2/15/2062	166,667	173,941
Series 2025-C39, Class A5, 5.30%, 12/15/2058	1,000,000	1,016,043
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (c)	400,000	413,986
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	560,510	553,765
Series 2024-V6, Class A3, 5.93%, 3/15/2057	355,769	363,784
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	1,000,000	1,033,319
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,000,000	1,018,101
Series 2025-V15, Class A3, 5.80%, 6/15/2058	800,000	824,553
Series 2026-V21, Class A3, 5.13%, 3/15/2059	800,000	805,827
Series 2026-V22, Class A3, 5.47%, 5/15/2059	1,000,000	1,021,333
Series 2025-V19, Class A3, VRN, 5.25%, 1/15/2058	81,818	82,784
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	$1,500,000	$1,588,818
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	519,239
Series 2024-5C5, Class A3, 5.86%, 2/15/2057	240,000	246,196
Series 2025-C11, Class A5, 5.69%, 2/15/2058	1,000,000	1,038,475
Series 2026-5C14, Class A3, 5.21%, 3/15/2059	1,000,000	1,008,429
Series 2026-5C15, Class A3, 5.68%, 6/25/2059	500,000	514,683
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	175,000	178,626
Series 2025-C12, Class A5, VRN, 5.87%, 6/15/2058 (c)	327,273	344,393
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	388,889	410,063
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	34,831
Wells Fargo Commercial Mortgage Trust:
Series 2020-C55, Class A5, 2.73%, 2/15/2053	100,000	93,069
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	1,000,000	1,035,709
Series 2026-5C9, Class A3, 5.49%, 5/15/2059	600,000	612,623
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $23,660,116)		23,686,257

Shares
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (g) (h)	312,100,625	312,100,625
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	105,386,596	$105,386,596
TOTAL SHORT-TERM INVESTMENTS (Cost $417,487,221)		417,487,221
TOTAL INVESTMENTS — 103.2% (Cost $10,398,948,147)		9,929,511,661
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(304,178,806)
NET ASSETS — 100.0%		$9,625,332,855

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Security, or a portion of the security has been designated as collateral for TBA securities.
(f)	Bond is insured by the following:

% of Net Assets
National Public Finance Guaranty Corp.	0.0% *
Assured Guaranty, Inc.	0.0% *
Build America Mutual Assurance Corp.	0.0% *

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2026.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,316,899,628	$—	$2,316,899,628
Asset-Backed Securities	—	29,882,242	—	29,882,242
Foreign Government Obligations	—	300,601,797	—	300,601,797
U.S. Government Agency Obligations	—	2,366,178,702	—	2,366,178,702
U.S. Treasury Obligations	—	4,380,497,281	—	4,380,497,281
Municipal Bonds & Notes	—	41,407,607	—	41,407,607
Mortgage-Backed Securities	—	52,870,926	—	52,870,926
Commercial Mortgage Backed Securities	—	23,686,257	—	23,686,257
Short-Term Investments	417,487,221	—	—	417,487,221
TOTAL INVESTMENTS	$417,487,221	$9,512,024,440	$—	$9,929,511,661
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	259,816,877	$259,816,877	$1,801,793,207	$1,749,509,459	$—	$—	312,100,625	$312,100,625	$8,410,254
State Street Navigator Securities Lending Portfolio II	201,362,794	201,362,794	1,561,431,918	1,657,408,116	—	—	105,386,596	105,386,596	561,062
Total		$461,179,671	$3,363,225,125	$3,406,917,575	$—	$—		$417,487,221	$8,971,316
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Omnicom Group, Inc.:
2.40%, 3/1/2031	$1,151,000	$1,030,870
2.60%, 8/1/2031 (a)	1,786,000	1,602,185
4.20%, 3/2/2029	524,000	516,963
4.20%, 6/1/2030	1,127,000	1,104,764
4.65%, 10/1/2028	1,913,000	1,909,805
4.75%, 3/30/2030 (b)	340,000	340,214
4.75%, 3/30/2030	809,000	809,510
5.00%, 6/2/2033	1,711,000	1,680,236
5.30%, 11/1/2034 (a)	1,483,000	1,470,009
5.38%, 6/15/2033	600,000	580,248
WPP LLC 6.50%, 3/30/2036	1,637,000	1,605,013
		12,649,817
AEROSPACE & DEFENSE — 1.3%
Boeing Co.:
2.95%, 2/1/2030	1,745,000	1,641,172
3.20%, 3/1/2029	2,868,821	2,766,175
3.25%, 3/1/2028	2,008,000	1,966,555
3.25%, 2/1/2035	947,000	821,579
3.45%, 11/1/2028	3,461,000	3,370,529
3.60%, 5/1/2034	1,206,630	1,085,074
3.63%, 2/1/2031	2,456,000	2,336,049
5.15%, 5/1/2030	8,025,000	8,122,263
6.13%, 2/15/2033	973,000	1,034,970
6.30%, 5/1/2029	2,695,000	2,805,603
6.39%, 5/1/2031	1,731,000	1,839,222
6.53%, 5/1/2034	4,628,000	5,031,654
Embraer Netherlands Finance BV 5.98%, 2/11/2035	1,882,000	1,959,557
GE Capital Funding LLC 4.55%, 5/15/2032	1,107,000	1,097,712
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,593,000	2,473,411
General Dynamics Corp.:
2.25%, 6/1/2031	1,313,000	1,177,341
2.63%, 11/15/2027	1,764,000	1,726,797
3.63%, 4/1/2030	1,765,000	1,707,196
3.75%, 5/15/2028	1,615,000	1,600,417
4.95%, 8/15/2035	1,484,000	1,485,736
General Electric Co.:
3.45%, 5/1/2027	500	495
4.30%, 7/29/2030	851,000	843,069
Series MTN, 6.75%, 3/15/2032	4,882,000	5,375,619
HEICO Corp.:
5.25%, 8/1/2028	1,045,000	1,056,443
5.35%, 8/1/2033	1,315,000	1,335,751
Hexcel Corp.:
4.90%, 5/15/2031	1,817,000	1,810,150
Security Description	Principal Amount	Value
5.88%, 2/26/2035	$2,174,000	$2,250,373
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (b)	5,138,000	5,086,826
4.00%, 3/16/2029 (b)	2,347,000	2,315,480
4.30%, 3/16/2031 (b)	3,705,000	3,640,792
4.60%, 3/16/2033 (b)	3,311,000	3,248,819
4.95%, 3/16/2036 (b)	6,363,000	6,266,028
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	1,329,000	1,279,202
3.75%, 3/3/2028	1,803,000	1,780,715
3.90%, 4/15/2029	790,000	776,720
4.55%, 11/15/2032	857,000	841,831
4.85%, 10/15/2031	1,318,000	1,321,994
6.75%, 1/15/2028	1,288,000	1,330,929
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	23,751
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,686,000	1,484,068
2.90%, 12/15/2029	626,000	591,626
4.40%, 6/15/2028	1,031,000	1,027,489
4.85%, 4/27/2035	61,000	59,929
5.05%, 6/1/2029	1,564,000	1,581,955
5.25%, 6/1/2031	5,947,000	6,057,852
5.35%, 6/1/2034	1,735,000	1,763,992
5.40%, 7/31/2033	3,292,000	3,367,156
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,851,000	1,668,862
3.90%, 6/15/2032 (a)	1,805,000	1,741,410
4.15%, 8/15/2028	1,600,000	1,592,752
4.40%, 8/15/2030	1,768,000	1,759,903
4.45%, 5/15/2028 (a)	1,904,000	1,906,437
4.50%, 2/15/2029	2,718,000	2,718,870
4.70%, 12/15/2031 (a)	1,397,000	1,405,773
4.75%, 2/15/2034	1,915,000	1,902,648
4.80%, 8/15/2034	1,465,000	1,456,649
5.00%, 8/15/2035	1,228,000	1,232,114
5.25%, 1/15/2033 (a)	1,559,000	1,611,398
Northrop Grumman Corp.:
3.25%, 1/15/2028 (a)	3,014,000	2,961,798
4.40%, 5/1/2030	1,191,000	1,183,532
4.60%, 2/1/2029	1,424,000	1,427,161
4.65%, 7/15/2030	1,085,000	1,086,378
4.70%, 3/15/2033	789,000	782,499
4.90%, 6/1/2034 (a)	1,770,000	1,760,318
5.25%, 7/15/2035 (a)	825,000	838,282
7.75%, 2/15/2031	438,000	490,275
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,249
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	49,656
RTX Corp.:
1.90%, 9/1/2031	1,472,000	1,286,381
2.25%, 7/1/2030	1,399,000	1,280,561
2.38%, 3/15/2032	1,052,000	929,600
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.13%, 11/16/2028	$7,207,000	$7,151,578
5.15%, 2/27/2033	1,737,000	1,769,117
5.40%, 5/1/2035	1,688,000	1,738,235
5.75%, 1/15/2029	1,698,000	1,748,940
6.00%, 3/15/2031	1,730,000	1,825,704
6.10%, 3/15/2034	2,499,000	2,681,152
7.20%, 8/15/2027	15,000	15,469
7.50%, 9/15/2029	1,696,000	1,840,397
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	1,779,000	1,773,467
		156,187,631
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.45%, 2/4/2032	2,955,000	2,600,164
3.40%, 5/6/2030	1,522,000	1,452,095
4.50%, 8/6/2030	954,000	946,559
4.80%, 2/14/2029	2,685,000	2,694,747
4.88%, 2/4/2028	1,812,000	1,820,607
5.25%, 8/6/2035 (a)	989,000	988,238
5.63%, 2/6/2035 (a)	1,643,000	1,687,262
6.20%, 11/1/2028	1,561,000	1,614,901
6.88%, 11/1/2033 (a)	1,136,000	1,257,370
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	1,369,000	1,244,257
3.25%, 3/27/2030	1,766,000	1,684,658
4.50%, 8/15/2033	1,562,000	1,536,508
5.94%, 10/1/2032	1,527,000	1,621,582
BAT Capital Corp.:
2.26%, 3/25/2028	2,640,000	2,540,419
2.73%, 3/25/2031	2,112,000	1,928,700
3.46%, 9/6/2029	1,567,000	1,511,983
3.56%, 8/15/2027	3,869,000	3,831,200
4.63%, 3/22/2033	1,517,000	1,484,430
4.74%, 3/16/2032 (a)	1,865,000	1,856,813
4.91%, 4/2/2030	2,136,000	2,146,894
5.35%, 8/15/2032 (a)	1,688,000	1,727,601
5.63%, 8/15/2035 (a)	1,126,000	1,160,962
5.83%, 2/20/2031	1,795,000	1,869,905
6.00%, 2/20/2034	2,219,000	2,340,557
6.34%, 8/2/2030	1,046,000	1,105,674
6.42%, 8/2/2033	2,201,000	2,378,929
7.75%, 10/19/2032	1,044,000	1,189,617
BAT International Finance PLC:
4.45%, 3/16/2028 (a)	3,619,000	3,611,111
5.93%, 2/2/2029	992,000	1,022,831
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,624,000	1,482,111
3.20%, 4/21/2031	792,000	738,271
3.75%, 9/25/2027	1,870,000	1,853,768
4.10%, 1/7/2028	1,775,000	1,764,865
4.20%, 9/17/2029	900,000	889,425
4.65%, 9/17/2034	2,368,000	2,287,393
4.80%, 3/19/2033	1,362,000	1,345,084
5.15%, 8/4/2035	1,616,000	1,608,049
5.15%, 3/19/2036	1,597,000	1,585,997
Security Description	Principal Amount	Value
Philip Morris International, Inc.:
1.75%, 11/1/2030	$1,669,000	$1,478,150
2.10%, 5/1/2030	1,263,000	1,151,464
3.13%, 8/17/2027	930,000	918,635
3.13%, 3/2/2028	1,700,000	1,663,382
3.38%, 8/15/2029	1,309,000	1,262,688
3.88%, 10/27/2028	1,550,000	1,529,122
4.00%, 10/29/2030	1,558,000	1,517,087
4.13%, 4/28/2028	4,376,000	4,352,851
4.13%, 4/27/2029	1,799,000	1,779,751
4.25%, 10/29/2032	1,422,000	1,378,231
4.38%, 11/1/2027	2,413,000	2,411,528
4.38%, 4/30/2030	1,521,000	1,505,653
4.63%, 11/1/2029	1,707,000	1,708,775
4.63%, 10/29/2035 (a)	1,772,000	1,705,373
4.75%, 11/1/2031	1,483,000	1,485,684
4.88%, 2/15/2028	2,626,000	2,642,413
4.88%, 2/13/2029	1,985,000	2,000,324
4.88%, 4/30/2035	828,000	816,267
4.88%, 4/29/2036 (a)	1,902,000	1,862,438
4.90%, 11/1/2034	1,649,000	1,637,424
5.13%, 11/17/2027	3,983,000	4,020,281
5.13%, 2/15/2030	4,096,000	4,158,341
5.13%, 2/13/2031	2,312,000	2,353,893
5.25%, 9/7/2028	1,566,000	1,589,928
5.25%, 2/13/2034 (a)	2,975,000	3,023,760
5.38%, 2/15/2033	4,479,000	4,598,141
5.50%, 9/7/2030	2,101,000	2,165,165
5.63%, 11/17/2029	3,512,000	3,618,730
5.63%, 9/7/2033	1,352,000	1,405,823
5.75%, 11/17/2032	832,000	871,345
Reynolds American, Inc. 5.70%, 8/15/2035	231,000	237,856
		129,262,040
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series A, Class A, 2.88%, 1/11/2036	623,049	557,466
Series 2016-3, Class AA, 3.00%, 4/15/2030	1,093,487	1,053,717
Series AA, Class AA, 3.15%, 8/15/2033	849,100	797,016
Series AA, Class AA, 3.20%, 12/15/2029	894,704	868,534
Series AA, Class AA, 3.35%, 4/15/2031	1,033,114	991,934
Series AA, Class AA, 3.58%, 7/15/2029	1,401,747	1,377,413
Series 2015-2, Class AA, 3.60%, 3/22/2029	929,292	916,124
Series AA, Class AA, 3.65%, 8/15/2030	952,265	928,058
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	$784,232	$757,725
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	1,654,000	1,596,242
4.38%, 4/19/2028	1,335,000	1,326,656
4.95%, 7/10/2028	1,982,000	1,990,364
5.25%, 7/10/2030	1,285,000	1,298,827
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	1,128,970	991,225
Series 1A, Class A, 4.00%, 5/15/2034	752,754	711,345
Southwest Airlines Co.:
2.63%, 2/10/2030	1,860,000	1,721,263
3.45%, 11/16/2027	562,000	553,666
4.38%, 11/15/2028	1,633,000	1,619,609
5.25%, 11/15/2035	1,542,000	1,490,682
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	1,265,563	1,149,713
Series AA, Class AA, 2.88%, 4/7/2030	1,075,070	1,035,260
Series AA, Class AA, 3.10%, 1/7/2030	643,038	628,704
Series AA, Class AA, 3.50%, 9/1/2031	1,758,395	1,698,065
Series AA, Class AA, 4.15%, 2/25/2033	936,564	910,837
Series 2023-1, Class A, 5.80%, 7/15/2037	1,166,514	1,210,749
Series 20-1, Class A, 5.88%, 4/15/2029	2,201,416	2,226,512
		30,407,706
APPAREL — 0.1%
NIKE, Inc. 2.85%, 3/27/2030 (a)	2,453,000	2,313,204
PVH Corp. 5.50%, 6/13/2030 (a)	811,000	816,207
Ralph Lauren Corp.:
2.95%, 6/15/2030	917,000	859,761
5.00%, 6/15/2032	1,766,000	1,782,724
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	962,000	870,783
4.13%, 7/15/2027	1,672,000	1,664,325
5.10%, 3/11/2030 (a)	1,694,000	1,707,061
5.50%, 3/11/2035	1,479,000	1,488,761
		11,502,826
AUTO MANUFACTURERS — 2.9%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031 (a)	961,000	840,923
Security Description	Principal Amount	Value
Series MTN, 2.00%, 3/24/2028	$1,874,000	$1,792,893
Series MTN, 2.25%, 1/12/2029	811,000	764,465
Series GMTN, 3.50%, 2/15/2028	1,822,000	1,790,151
4.15%, 1/8/2029	1,326,000	1,309,571
4.25%, 9/1/2028	1,748,000	1,733,999
Series GMTN, 4.40%, 9/5/2029	1,544,000	1,527,603
4.45%, 1/8/2031 (a)	1,290,000	1,263,723
Series GMTN, 4.50%, 9/4/2030	1,723,000	1,697,413
4.55%, 7/9/2027	1,648,000	1,650,999
4.55%, 3/3/2028	1,880,000	1,877,706
Series A, 4.55%, 4/10/2028	1,961,000	1,957,921
4.60%, 4/17/2030	1,687,000	1,670,737
4.70%, 1/12/2028	1,866,000	1,868,444
4.80%, 3/5/2030 (a)	1,444,000	1,440,664
Series GMTN, 4.85%, 10/23/2031	1,424,000	1,414,345
4.90%, 3/13/2029 (a)	1,707,000	1,715,655
Series A, 4.90%, 4/10/2031	1,242,000	1,237,740
Series GMTN, 4.90%, 7/9/2027	1,877,000	1,885,015
Series GMTN, 4.90%, 1/10/2034 (a)	1,294,000	1,268,249
Series GMTN, 5.05%, 7/10/2031	1,072,000	1,074,219
5.10%, 1/8/2036 (a)	1,464,000	1,437,443
Series GMTN, 5.13%, 7/7/2028 (a)	4,277,000	4,313,440
5.15%, 7/9/2032	1,421,000	1,424,354
5.20%, 3/5/2035 (a)	1,442,000	1,432,930
Series A, 5.20%, 4/8/2033	335,000	335,456
5.65%, 11/15/2028	4,006,000	4,088,724
Series GMTN, 5.85%, 10/4/2030 (a)	1,210,000	1,254,601
Cummins, Inc.:
1.50%, 9/1/2030 (a)	1,466,000	1,299,785
4.25%, 5/9/2028	842,000	839,853
4.70%, 2/15/2031	1,490,000	1,496,392
4.90%, 2/20/2029	1,384,000	1,399,141
5.15%, 2/20/2034	1,472,000	1,493,256
5.30%, 5/9/2035	1,949,000	1,987,376
Ford Motor Co.:
3.25%, 2/12/2032	4,683,000	4,125,723
6.10%, 8/19/2032	2,637,000	2,683,860
6.63%, 10/1/2028	1,684,000	1,736,322
7.45%, 7/16/2031	1,928,500	2,089,665
9.63%, 4/22/2030	1,607,000	1,821,518
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	1,855,000	1,791,874
2.90%, 2/10/2029	7,358,000	6,919,463
3.63%, 6/17/2031	1,999,000	1,822,588
3.82%, 11/2/2027	1,781,000	1,754,588
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.00%, 11/13/2030	$2,394,000	$2,247,894
4.13%, 8/17/2027	2,507,000	2,484,888
4.97%, 4/6/2029	2,428,000	2,403,599
5.11%, 5/3/2029	7,368,000	7,317,308
5.30%, 9/6/2029	1,353,161	1,348,330
5.42%, 4/9/2031 (a)	10,157,000	10,070,564
5.73%, 9/5/2030	2,396,000	2,410,017
5.75%, 4/6/2033	1,898,000	1,883,006
5.87%, 10/31/2035	1,984,000	1,941,066
5.88%, 11/7/2029	7,742,000	7,837,072
5.92%, 3/20/2028	1,681,000	1,701,239
6.05%, 3/5/2031	1,850,000	1,878,120
6.05%, 11/5/2031	2,080,000	2,106,000
6.13%, 3/8/2034	3,175,000	3,196,844
6.47%, 5/22/2036	10,713,000	10,887,943
6.50%, 2/7/2035	1,431,000	1,465,630
6.53%, 3/19/2032	1,994,000	2,059,822
6.80%, 5/12/2028	2,747,000	2,825,757
6.80%, 11/7/2028	5,373,000	5,545,527
7.12%, 11/7/2033	2,301,000	2,448,494
7.20%, 6/10/2030	1,559,000	1,643,888
7.35%, 11/4/2027	1,811,000	1,861,038
7.35%, 3/6/2030	1,090,000	1,153,035
General Motors Co.:
4.20%, 10/1/2027	1,549,000	1,542,401
5.00%, 10/1/2028	2,606,000	2,619,838
5.00%, 4/1/2035 (a)	1,524,000	1,476,314
5.35%, 4/15/2028	1,135,000	1,146,452
5.40%, 10/15/2029	1,747,000	1,778,411
5.60%, 10/15/2032 (a)	1,608,000	1,646,077
5.63%, 4/15/2030	1,437,000	1,472,393
6.25%, 4/15/2035 (a)	1,915,000	2,006,288
6.60%, 4/1/2036	1,277,000	1,370,323
6.80%, 10/1/2027	1,607,000	1,645,922
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	1,850,000	1,655,195
2.40%, 4/10/2028	1,658,000	1,593,869
2.40%, 10/15/2028	2,014,000	1,913,481
2.70%, 8/20/2027	1,896,000	1,857,625
2.70%, 6/10/2031	1,603,000	1,442,684
3.10%, 1/12/2032	1,425,000	1,289,967
3.60%, 6/21/2030	1,934,000	1,845,152
3.85%, 1/5/2028	1,546,000	1,529,071
4.20%, 10/27/2028	1,830,000	1,810,090
4.30%, 4/6/2029	1,764,000	1,741,456
4.75%, 4/6/2029	2,490,000	2,488,431
4.90%, 10/6/2029	5,771,000	5,786,351
5.00%, 7/15/2027	1,876,000	1,885,868
5.05%, 4/4/2028	2,273,000	2,286,820
5.10%, 9/15/2031	2,980,000	2,985,245
5.35%, 1/7/2030	2,123,000	2,157,286
5.45%, 7/15/2030	1,594,000	1,626,534
5.45%, 9/6/2034	1,563,000	1,565,985
5.45%, 1/8/2036	1,804,000	1,796,297
Security Description	Principal Amount	Value
5.55%, 7/15/2029	$3,016,000	$3,078,099
5.60%, 6/18/2031	1,527,000	1,563,785
5.63%, 4/4/2032	1,849,000	1,893,986
5.65%, 1/17/2029 (a)	1,230,000	1,253,702
5.75%, 2/8/2031	2,205,000	2,273,333
5.80%, 6/23/2028 (a)	6,332,000	6,456,044
5.80%, 1/7/2029	2,118,000	2,169,213
5.85%, 4/6/2030 (a)	1,642,000	1,696,498
5.90%, 1/7/2035 (a)	1,703,000	1,750,820
5.95%, 4/4/2034	2,160,000	2,235,751
6.00%, 1/9/2028	1,979,000	2,016,245
6.10%, 1/7/2034	2,653,000	2,768,803
6.15%, 7/15/2035 (a)	834,000	869,395
6.40%, 1/9/2033	2,085,000	2,215,000
Honda Motor Co. Ltd.:
2.97%, 3/10/2032	1,436,000	1,289,068
4.44%, 7/8/2028	1,889,000	1,880,896
4.69%, 7/8/2030	2,592,000	2,574,193
5.34%, 7/8/2035 (a)	1,236,000	1,235,555
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,527,000	2,894,805
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	1,906,000	1,884,329
4.00%, 8/8/2028	750,000	745,065
4.00%, 9/26/2029 (a)	1,850,000	1,830,575
Series R, 4.00%, 11/7/2028	1,815,000	1,801,968
Series R, 4.30%, 6/18/2029	4,330,000	4,316,577
4.45%, 8/6/2027 (a)	1,788,000	1,794,187
4.55%, 3/3/2028	854,000	856,998
4.55%, 5/8/2030 (a)	935,000	940,488
Series MTN, 4.95%, 8/10/2028	1,188,000	1,201,638
Series MTN, 5.00%, 3/22/2034 (a)	1,449,000	1,463,881
Toyota Motor Corp.:
2.36%, 3/25/2031 (a)	880,000	797,113
2.76%, 7/2/2029	1,116,000	1,062,756
3.67%, 7/20/2028 (a)	799,000	788,709
4.45%, 6/30/2030	789,000	784,542
5.05%, 6/30/2035 (a)	1,301,000	1,311,733
5.12%, 7/13/2028	1,152,000	1,167,045
5.12%, 7/13/2033	1,612,000	1,645,352
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	1,276,000	1,233,573
Series MTN, 1.65%, 1/10/2031	968,000	849,585
1.90%, 9/12/2031	1,584,000	1,380,313
Series MTN, 1.90%, 4/6/2028	1,858,000	1,781,952
Series MTN, 2.15%, 2/13/2030	843,000	773,790
Series MTN, 2.40%, 1/13/2032	608,000	539,041
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series GMTN, 3.05%, 1/11/2028	$1,342,000	$1,317,321
Series MTN, 3.38%, 4/1/2030	1,170,000	1,120,614
3.65%, 1/8/2029	862,000	846,475
Series B, 3.75%, 1/12/2028 (a)	1,782,000	1,767,673
4.05%, 9/5/2028	1,090,000	1,081,705
Series B, 4.05%, 3/13/2029	1,753,000	1,733,384
Series B, 4.20%, 1/10/2031 (a)	1,029,000	1,010,437
Series B, 4.25%, 5/12/2028	2,959,000	2,953,881
Series MTN, 4.35%, 10/8/2027	1,623,000	1,624,266
Series MTN, 4.45%, 6/29/2029	1,772,000	1,770,104
4.55%, 8/9/2029	2,310,000	2,309,538
Series B, 4.55%, 5/14/2031	4,117,000	4,082,335
Series MTN, 4.55%, 9/20/2027	1,725,000	1,730,434
Series MTN, 4.55%, 5/17/2030	796,000	793,891
Series B, 4.60%, 3/11/2033	1,612,000	1,580,905
Series MTN, 4.60%, 10/10/2031 (a)	1,709,000	1,699,002
4.63%, 1/12/2028 (a)	1,735,000	1,743,467
4.65%, 9/3/2032	1,675,000	1,656,190
Series MTN, 4.65%, 1/5/2029	1,772,000	1,779,194
4.70%, 1/12/2033	870,000	865,224
4.80%, 5/15/2030	1,512,000	1,520,755
Series B, 4.80%, 1/11/2036 (a)	1,646,000	1,612,603
Series MTN, 4.80%, 1/5/2034	1,072,000	1,062,234
4.95%, 1/9/2030	995,000	1,006,522
5.05%, 5/16/2029	1,786,000	1,811,647
5.10%, 3/21/2031 (a)	1,476,000	1,500,885
Series MTN, 5.25%, 9/11/2028	1,091,000	1,109,078
5.35%, 1/9/2035	1,382,000	1,411,547
5.45%, 11/10/2027	1,237,000	1,255,889
5.55%, 11/20/2030	874,000	904,109
		333,737,404
AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc.:
2.65%, 7/1/2027	1,774,000	1,742,565
4.95%, 8/15/2029 (a)	1,498,000	1,507,437
5.40%, 8/15/2034 (a)	1,434,000	1,460,214
Lear Corp.:
2.60%, 1/15/2032	1,636,000	1,445,471
3.80%, 9/15/2027	1,615,000	1,601,353
4.25%, 5/15/2029	1,233,000	1,215,159
Magna International, Inc.:
5.05%, 3/14/2029	1,765,000	1,784,450
5.50%, 3/21/2033	8,209,000	8,414,389
Security Description	Principal Amount	Value
5.88%, 6/1/2035	$953,000	$991,749
		20,162,787
BANKS — 26.2%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	854,000	878,040
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	1,289,000	1,282,864
Series A, 3.92%, 12/8/2028	1,510,000	1,493,073
4.36%, 6/18/2028	1,794,000	1,792,583
4.62%, 12/16/2029	1,370,000	1,379,179
4.90%, 7/16/2027 (a)	1,343,000	1,351,662
Banco Bilbao Vizcaya Argentaria SA:
4.97%, 5/8/2031	858,000	856,370
5.13%, 3/3/2036	6,895,000	6,711,110
5.38%, 3/13/2029	1,300,000	1,325,454
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,828,000	1,901,540
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	750,000	763,987
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	947,000	1,075,631
Banco Santander SA:
2.75%, 12/3/2030	2,517,000	2,282,667
2.96%, 3/25/2031 (a)	1,859,000	1,703,365
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (c)	1,107,000	1,001,791
3.80%, 2/23/2028	1,682,000	1,660,622
4.38%, 4/12/2028	2,219,000	2,209,969
4.55%, 11/6/2030	775,000	763,235
4.60%, 4/15/2029	1,785,000	1,776,825
4.87%, 4/15/2031 (a)	19,094,000	18,989,365
5.13%, 11/6/2035 (a)	1,533,000	1,503,015
5.44%, 4/15/2036 (a)	17,813,000	17,838,651
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	2,309,000	2,353,864
6.03%, 1/17/2035	1,442,000	1,513,379
6.35%, 3/14/2034	1,961,000	2,073,601
6.92%, 8/8/2033	3,698,000	4,018,875
6.94%, 11/7/2033	900,000	1,005,291
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	4,973,000	4,440,591
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	4,658,000	4,133,369
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	5,865,000	5,583,891
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	7,505,000	6,629,091
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,887,000	3,393,662
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	6,197,000	5,727,453
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	$6,581,000	$5,858,340
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	8,043,000	7,422,241
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	3,846,000	3,486,976
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	31,906,000	28,904,283
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	3,646,000	3,439,017
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	7,474,000	6,746,780
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	5,192,000	4,962,306
Series MTN, 3.25%, 10/21/2027	2,417,000	2,387,899
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	10,968,000	10,783,299
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (a) (c)	3,934,000	3,896,902
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	8,930,000	8,299,721
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	10,628,000	10,430,107
Series L, 4.18%, 11/25/2027	3,382,000	3,367,221
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	5,563,000	5,519,330
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	9,921,000	9,745,101
SOFR + 0.87%, 4.48%, 4/23/2030 (c)	23,347,000	23,200,381
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	7,824,000	7,673,857
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	4,383,000	4,381,510
SOFR + 1.04%, 4.70%, 4/23/2032 (c)	5,718,000	5,670,198
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	5,830,000	5,853,903
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	3,127,000	3,144,261
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	11,054,000	11,069,807
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	7,361,000	7,249,039
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	6,965,000	7,030,471
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	10,106,000	10,242,229
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	4,895,000	4,915,510
Security Description	Principal Amount	Value
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (c)	$3,634,000	$3,709,769
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	9,189,000	9,373,239
SOFR + 1.57%, 5.49%, 4/23/2037 (c)	6,004,000	5,988,930
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	6,780,000	6,924,956
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	7,085,000	7,121,275
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	5,778,000	5,905,289
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	5,449,000	5,575,744
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	7,477,000	7,813,241
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	3,604,000	3,679,540
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	2,193,000	1,966,770
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	2,492,000	2,453,200
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (a) (c)	2,396,000	2,374,628
SOFR + 1.08%, 4.35%, 9/22/2031 (c)	935,000	919,993
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (a) (c)	1,271,000	1,248,796
Series J, SOFR + 0.63%, 4.55%, 6/2/2029 (c)	11,284,000	11,260,981
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	1,256,000	1,252,471
Series J, SOFR + 0.96%, 4.88%, 6/2/2032 (a) (c)	14,348,000	14,338,674
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	1,650,000	1,660,428
5.20%, 2/1/2028	1,917,000	1,937,263
Series J, SOFR + 1.21%, 5.30%, 6/2/2037 (c)	3,634,000	3,637,234
5.51%, 6/4/2031	1,307,000	1,348,576
5.72%, 9/25/2028	1,505,000	1,540,909
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (a) (c)	2,511,000	2,521,973
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	515,000	488,725
Series MTN, 1.65%, 1/28/2031	1,103,000	974,997
Series MTN, 1.80%, 7/28/2031	1,328,000	1,158,361
Series J, 1.90%, 1/25/2029	956,000	897,770
2.50%, 1/26/2032 (a)	1,615,000	1,446,830
Series MTN, 3.00%, 10/30/2028	1,825,000	1,761,326
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, 3.30%, 8/23/2029	$790,000	$758,819
Series MTN, 3.85%, 4/28/2028 (a)	864,000	858,211
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	5,300,000	5,223,680
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	1,613,000	1,563,723
SOFR + 0.90%, 4.54%, 4/23/2032 (c)	3,284,000	3,252,671
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	1,862,000	1,863,862
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	1,485,000	1,484,614
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	1,605,000	1,578,421
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	2,280,000	2,299,996
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	2,097,000	2,094,567
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	3,061,000	3,087,723
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	1,403,000	1,419,583
SOFR + 1.18%, 5.09%, 4/23/2037 (c)	1,727,000	1,710,818
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	1,116,000	1,127,037
SOFR + 1.25%, 5.23%, 11/20/2035 (c)	912,000	924,048
SOFR + 1.35%, 5.32%, 6/6/2036 (a) (c)	1,536,000	1,554,186
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	2,169,000	2,217,434
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	1,416,000	1,440,553
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	1,832,000	1,924,956
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	1,816,000	1,882,230
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	2,085,000	2,267,750
Bank of Nova Scotia:
2.15%, 8/1/2031	1,554,000	1,371,840
2.45%, 2/2/2032	1,552,000	1,374,591
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (c)	1,358,000	1,339,531
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	1,842,000	1,831,372
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	2,493,000	2,462,386
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	950,000	931,361
SOFR + 0.66%, 4.58%, 6/5/2029 (c)	7,468,000	7,446,642
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	1,734,000	1,675,217
Security Description	Principal Amount	Value
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	$1,652,000	$1,639,428
SOFR + 1.05%, 4.81%, 2/2/2034 (a) (c)	1,439,000	1,416,998
4.85%, 2/1/2030	1,993,000	2,005,357
SOFR + 0.97%, 4.90%, 6/5/2032 (c)	10,421,000	10,394,531
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	1,249,000	1,262,901
5.25%, 6/12/2028	1,576,000	1,600,822
Series GMTN, 5.45%, 8/1/2029	40,000	41,002
5.65%, 2/1/2034	1,727,000	1,790,260
BankUnited, Inc. 5.13%, 6/11/2030	713,000	707,752
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	1,795,000	1,616,595
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	1,866,000	1,672,701
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	1,784,000	1,673,000
SOFR + 0.93%, 4.22%, 5/24/2030 (c)	3,608,000	3,546,123
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	2,921,000	2,900,787
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	6,053,000	5,913,236
4.84%, 5/9/2028	3,863,000	3,866,129
SOFR + 0.91%, 4.91%, 6/26/2030 (c)	5,580,000	5,582,176
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	2,887,000	2,892,832
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	3,051,000	3,062,472
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	2,530,000	2,535,895
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	2,503,000	2,516,541
SOFR + 1.14%, 5.10%, 6/26/2032 (c)	18,250,000	18,225,910
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	2,481,000	2,415,750
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	3,669,000	3,643,977
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	3,106,000	3,149,360
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	3,132,000	3,159,843
SOFR + 1.51%, 5.59%, 6/26/2037 (c)	8,050,000	8,037,039
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	3,752,000	3,830,980
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	1,746,000	1,792,583
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	$3,718,000	$3,787,266
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	3,995,000	4,201,861
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	1,957,000	2,025,104
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	2,465,000	2,661,880
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	2,820,000	3,087,392
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	2,572,000	2,660,091
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	2,977,000	3,320,486
BOKF NA 5 yr. CMT + 2.00%, 6.11%, 11/6/2040 (c)	840,000	860,034
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	976,000	915,742
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	1,556,000	1,551,021
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	3,108,000	3,074,620
SOFR + 1.17%, 4.58%, 9/8/2031 (c)	1,736,000	1,718,571
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	1,307,000	1,301,798
SOFR + 0.67%, 4.72%, 6/16/2029 (c)	6,460,000	6,468,786
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	2,232,000	2,241,843
5.00%, 4/28/2028	1,977,000	1,994,536
SOFR + 1.01%, 5.05%, 6/16/2032 (c)	5,370,000	5,392,339
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	1,697,000	1,721,912
5.26%, 4/8/2029	2,295,000	2,332,248
5.99%, 10/3/2028	1,192,000	1,226,473
6.09%, 10/3/2033	2,101,000	2,234,855
Capital One NA:
2.70%, 2/6/2030	1,647,000	1,538,183
4.65%, 9/13/2028	1,898,000	1,901,208
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (c)	615,000	626,759
Citibank NA:
SOFR + 0.60%, 4.55%, 6/18/2029 (c)	7,250,000	7,242,025
4.84%, 8/6/2029	2,754,000	2,776,307
SOFR + 0.91%, 4.85%, 6/18/2032 (c)	12,060,000	12,051,799
4.91%, 5/29/2030	4,486,000	4,536,109
5.57%, 4/30/2034	3,760,000	3,896,601
5.80%, 9/29/2028	5,143,000	5,290,296
Security Description	Principal Amount	Value
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	$2,747,000	$2,434,282
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	8,868,000	7,972,864
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	6,901,000	6,339,811
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	4,035,000	3,748,192
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	6,271,000	5,680,460
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	3,816,000	3,764,637
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	540,000	535,216
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	5,840,000	5,488,666
4.13%, 7/25/2028	3,713,000	3,674,311
4.45%, 9/29/2027	7,134,000	7,123,727
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	5,545,000	5,470,974
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	18,513,000	18,559,653
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	4,317,000	4,295,717
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	4,200,000	4,214,616
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	5,794,000	5,855,532
SOFR + 1.49%, 5.17%, 9/11/2036 (a) (c)	4,648,000	4,624,435
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	4,133,000	4,163,750
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	23,735,000	23,491,004
SOFR + 1.45%, 5.45%, 6/11/2035 (a) (c)	5,091,000	5,174,645
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	2,041,000	2,067,655
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	4,709,000	4,806,429
5.88%, 2/22/2033	1,262,000	1,310,549
6.00%, 10/31/2033	1,033,000	1,078,989
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	5,840,000	6,022,792
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	6,327,000	6,613,360
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	4,809,000	5,125,961
6.63%, 1/15/2028	1,413,000	1,458,371
6.63%, 6/15/2032	1,340,000	1,456,848
Citizens Bank NA SOFR + 0.70%, 4.19%, 1/29/2029 (c)	3,231,000	3,204,312
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	$1,596,000	$1,365,282
3.25%, 4/30/2030	701,000	662,852
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	1,565,000	1,581,088
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	2,218,000	2,196,818
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	1,642,000	1,651,786
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	1,821,000	1,870,895
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	2,298,000	2,354,301
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	1,266,000	1,361,608
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030	1,171,000	1,154,559
Series C, 4.36%, 3/27/2029	2,646,000	2,641,131
4.42%, 3/14/2028	1,265,000	1,266,189
Cooperatieve Rabobank UA:
4.16%, 1/14/2031 (a)	1,584,000	1,556,819
4.32%, 4/1/2029 (a)	1,941,000	1,937,700
4.35%, 6/9/2028	15,384,000	15,376,462
4.80%, 1/9/2029 (a)	1,472,000	1,484,586
4.88%, 1/21/2028 (a)	782,000	788,639
5.12%, 6/9/2036	5,319,000	5,294,213
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (b) (c)	1,341,000	1,351,849
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	1,564,500	1,423,476
SOFR + 3.04%, 3.55%, 9/18/2031 (a) (c)	2,478,000	2,339,232
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	2,129,000	1,993,723
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,882,000	1,727,318
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	1,349,000	1,326,188
SOFR + 1.14%, 4.73%, 2/6/2032 (a) (c)	2,347,000	2,311,560
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	1,747,000	1,737,322
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	3,438,000	3,426,208
SOFR + 1.41%, 5.06%, 4/14/2032 (a) (c)	1,801,000	1,796,534
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	5,928,000	5,987,873
5.37%, 9/9/2027	1,243,000	1,258,003
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	1,909,000	1,927,365
Security Description	Principal Amount	Value
SOFR + 2.05%, 5.40%, 9/11/2035 (c)	$2,000,000	$2,001,060
5.41%, 5/10/2029	1,077,000	1,100,802
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	1,260,000	1,280,286
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	2,172,000	2,236,856
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	2,476,000	2,589,128
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	2,881,000	3,108,599
Fifth Third Bancorp:
3.95%, 3/14/2028	2,913,000	2,883,520
4.00%, 2/1/2029 (a) (b)	1,726,000	1,693,534
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	1,292,000	1,245,695
SOFR + 0.95%, 4.57%, 4/29/2032 (c)	1,257,000	1,235,518
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	2,626,000	2,621,037
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	1,669,000	1,639,525
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	1,420,000	1,460,413
SOFR + 2.16%, 5.98%, 1/30/2030 (b) (c)	2,295,000	2,357,355
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	2,132,000	2,202,356
SOFR + 2.19%, 6.36%, 10/27/2028 (a) (c)	1,388,000	1,418,855
Fifth Third Bank NA SOFR + 2.61%, 5.33%, 8/25/2033 (c)	1,600,000	1,600,928
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	1,842,000	1,791,732
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	500,000	498,830
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	1,034,000	1,014,561
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (c)	4,961,000	4,886,486
First Horizon Bank 5.75%, 5/1/2030 (a)	1,556,000	1,579,760
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	1,117,000	1,130,840
First-Citizens Bank & Trust Co.:
SOFR + 1.15%, 5.10%, 7/13/2029 (a) (c)	2,020,000	2,022,848
6.13%, 3/9/2028 (a)	1,930,000	1,966,882
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	1,802,000	1,815,731
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Fulton Financial Corp. 3 mo. USD Term SOFR + 2.17%, 5.95%, 5/15/2036 (c)	$2,014,000	$1,999,600
Goldman Sachs Bank USA SOFR + 0.72%, 4.66%, 6/3/2029 (c)	4,816,000	4,817,926
Goldman Sachs Capital I 6.35%, 2/15/2034	1,707,000	1,781,681
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (a) (c)	4,693,000	4,127,540
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	7,585,000	6,704,457
2.60%, 2/7/2030	6,471,000	6,016,736
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	7,446,000	6,689,412
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	5,813,000	5,172,349
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	7,616,000	6,897,354
3.80%, 3/15/2030	1,750,000	1,693,212
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	4,857,000	4,780,939
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	26,347,000	26,123,577
SOFR + 0.90%, 4.15%, 10/21/2029 (a) (c)	4,510,000	4,446,499
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (a) (c)	16,977,000	16,826,414
SOFR + 1.06%, 4.37%, 10/21/2031 (a) (c)	5,797,000	5,669,176
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	7,429,000	7,288,443
SOFR + 0.99%, 4.59%, 4/20/2030 (c)	5,594,000	5,563,457
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	3,902,000	3,884,870
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	7,173,000	6,964,050
SOFR + 1.03%, 4.97%, 6/3/2032 (a) (c)	5,251,000	5,247,534
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	5,519,000	5,420,541
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	2,071,000	2,083,612
SOFR + 1.19%, 5.07%, 1/21/2037 (a) (c)	8,852,000	8,651,768
SOFR + 1.34%, 5.09%, 4/20/2034 (c)	5,855,000	5,829,941
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	10,602,000	10,716,714
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	4,167,000	4,206,461
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	8,638,000	8,668,406
Security Description	Principal Amount	Value
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (a) (c)	$4,452,000	$4,347,244
SOFR + 1.31%, 5.43%, 6/3/2037 (c)	5,576,000	5,597,133
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	6,180,000	6,277,520
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	4,904,000	5,024,933
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	4,882,000	5,062,732
6.13%, 2/15/2033 (a)	1,787,000	1,915,646
6.45%, 5/1/2036	917,000	975,789
SOFR + 1.77%, 6.48%, 10/24/2029 (a) (c)	5,542,000	5,748,772
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	2,221,000	2,402,967
HSBC Bank USA NA 5.88%, 11/1/2034	1,605,000	1,671,174
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	3,930,000	3,808,445
SOFR + 1.29%, 2.21%, 8/17/2029 (a) (c)	4,139,000	3,925,510
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	970,000	961,134
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	9,300,000	8,406,270
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	3,307,000	3,063,638
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (c)	3,313,000	2,973,649
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	2,215,000	2,161,020
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	3,658,000	3,619,079
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	6,234,000	6,215,423
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	4,946,000	4,876,410
SOFR + 0.94%, 4.71%, 5/12/2030 (c)	7,997,000	7,962,613
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	3,474,000	3,388,227
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	2,482,000	2,491,208
4.95%, 3/31/2030	4,447,000	4,487,379
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	2,612,000	2,629,318
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	2,230,000	2,244,361
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	3,805,000	3,741,342
SOFR + 1.32%, 5.21%, 5/12/2034 (a) (c)	17,737,000	17,674,743
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	$4,444,000	$4,474,308
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	4,105,000	4,149,868
SOFR + 1.55%, 5.28%, 3/10/2037 (c)	9,849,000	9,734,259
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	4,087,000	4,138,414
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	4,549,000	4,607,864
SOFR + 1.56%, 5.45%, 3/3/2036 (a) (c)	4,786,000	4,819,933
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	3,092,000	3,147,161
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	2,143,000	2,201,418
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	2,668,000	2,750,761
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	2,939,000	2,963,541
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	3,393,000	3,497,640
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	3,378,000	3,458,903
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	7,689,000	7,872,152
6.50%, 5/2/2036	475,000	503,315
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (c)	4,145,000	4,407,130
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	4,613,000	4,776,854
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	3,587,000	3,992,188
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	3,921,000	4,506,013
HSBC USA, Inc. 4.65%, 6/3/2028	1,807,000	1,812,439
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	1,285,000	1,108,210
2.55%, 2/4/2030	1,007,000	930,468
SOFR + 0.99%, 4.62%, 1/28/2032 (c)	13,364,000	13,143,494
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	1,375,000	1,366,736
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	1,425,000	1,441,473
5 yr. CMT + 1.35%, 5.61%, 1/28/2041 (a) (c)	1,711,000	1,674,949
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	2,016,000	2,063,074
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	1,161,000	1,185,416
Huntington National Bank 5.65%, 1/10/2030 (a)	978,000	1,005,648
Security Description	Principal Amount	Value
Independent Bank Corp. 3 mo. USD Term SOFR + 3.53%, 7.25%, 4/1/2035 (c)	$847,000	$893,255
ING Groep NV:
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	778,000	706,969
4.05%, 4/9/2029	2,215,000	2,183,281
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	1,348,000	1,301,117
4.55%, 10/2/2028	1,629,000	1,628,756
Series VAR, SOFR + 1.26%, 4.80%, 3/23/2032 (a) (c)	6,703,000	6,660,302
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	1,784,000	1,790,975
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	1,392,000	1,403,220
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	2,819,000	2,863,146
SOFR + 1.61%, 5.42%, 3/23/2037 (c)	3,336,000	3,344,640
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	2,398,000	2,442,555
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	4,185,000	4,427,563
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (a) (c)	1,481,000	1,304,717
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	5,331,000	4,692,773
SOFR + 1.02%, 2.07%, 6/1/2029 (a) (c)	3,197,000	3,049,043
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	4,802,000	4,426,772
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	5,784,000	5,143,711
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	7,269,000	6,550,023
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	6,995,000	6,570,264
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	5,837,000	5,449,365
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	6,940,000	6,280,422
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	4,210,000	4,140,788
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	7,067,000	6,874,000
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	665,000	657,845
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	$4,471,000	$4,432,952
4.25%, 10/1/2027	2,490,000	2,487,037
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	3,204,000	3,132,935
SOFR + 0.82%, 4.41%, 4/23/2030 (c)	7,809,000	7,743,014
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	4,207,000	4,182,473
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	5,128,000	5,083,745
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	4,524,000	4,507,306
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	4,096,000	4,078,060
SOFR + 0.99%, 4.62%, 4/23/2032 (c)	14,476,000	14,311,263
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	5,511,000	5,353,881
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	11,227,000	11,260,456
SOFR + 1.07%, 4.90%, 1/22/2037 (c)	3,628,000	3,534,688
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	8,279,000	8,271,135
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	6,213,000	6,127,820
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	5,110,000	5,143,675
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	6,168,000	6,210,868
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	4,909,000	4,964,275
SOFR + 1.26%, 5.15%, 4/23/2037 (a) (c)	7,223,000	7,170,055
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	18,815,000	18,540,113
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	6,418,000	6,485,453
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	10,578,000	10,716,889
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	5,470,000	5,552,269
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	9,158,000	9,313,320
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	5,083,000	5,197,317
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	6,623,000	6,809,504
SOFR + 1.16%, 5.58%, 4/22/2030 (a) (c)	4,710,000	4,812,819
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	27,688,000	28,132,116
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	7,035,000	7,270,532
Security Description	Principal Amount	Value
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	$5,413,000	$5,630,927
SOFR + 1.57%, 6.09%, 10/23/2029 (a) (c)	4,255,000	4,384,054
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	7,932,000	8,491,761
8.75%, 9/1/2030	1,685,000	1,931,633
Keybank National Association:
3.90%, 4/13/2029	1,591,000	1,552,657
4.39%, 12/14/2027	846,000	844,274
4.90%, 8/8/2032	1,018,000	996,144
5.00%, 1/26/2033	1,707,000	1,689,981
5.85%, 11/15/2027	1,695,000	1,722,340
6.95%, 2/1/2028	787,000	812,947
KeyCorp:
Series MTN, 2.55%, 10/1/2029	1,215,000	1,135,685
Series MTN, 4.10%, 4/30/2028	812,000	805,309
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	3,017,000	2,954,910
SOFR + 1.37%, 5.31%, 1/28/2037 (c)	1,363,000	1,343,209
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	1,900,000	2,019,814
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	3,059,000	3,018,560
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	2,469,000	2,437,101
4.38%, 3/22/2028	4,778,000	4,764,669
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	2,829,000	2,778,389
4.55%, 8/16/2028	8,554,000	8,547,157
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	2,639,000	2,643,117
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	2,233,000	2,167,484
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	2,066,000	2,056,558
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	3,051,000	3,072,235
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	1,131,000	1,154,242
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (a) (c)	4,193,000	4,310,110
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	2,614,000	2,682,487
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	1,307,000	1,332,068
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (c)	2,255,000	2,326,010
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	1,497,000	1,697,972
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	$1,495,000	$1,498,184
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	1,483,000	1,471,003
5 yr. CMT + 1.38%, 5.30%, 4/18/2036 (c)	1,217,000	1,206,643
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	1,798,000	1,797,335
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	1,687,000	1,685,127
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	1,748,000	1,824,003
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	1,871,000	1,979,930
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,899,000	1,876,193
SOFR + 0.94%, 4.55%, 4/18/2030 (c)	6,947,000	6,897,329
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	1,340,000	1,342,251
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	1,709,000	1,540,903
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	3,400,000	2,997,236
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	3,559,000	3,149,573
2.56%, 2/25/2030	2,282,000	2,114,296
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,746,000	1,562,024
3.20%, 7/18/2029	2,972,000	2,844,412
3.29%, 7/25/2027	1,762,000	1,743,235
3.74%, 3/7/2029	2,580,000	2,529,251
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (c)	1,060,000	1,021,586
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	3,355,000	3,296,254
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	1,698,000	1,674,686
1 yr. CMT + 0.78%, 4.59%, 4/18/2030 (c)	5,898,000	5,869,513
1 yr. CMT + 0.92%, 4.85%, 4/21/2032 (c)	7,260,000	7,222,611
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	1,439,000	1,445,994
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	3,175,000	3,115,278
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (a) (c)	2,503,000	2,512,361
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	1,574,000	1,590,102
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	2,004,000	1,990,273
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	1,669,000	1,689,245
Security Description	Principal Amount	Value
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	$695,000	$701,707
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	1,720,000	1,741,466
1 yr. CMT + 1.02%, 5.33%, 4/21/2037 (c)	4,201,000	4,190,960
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	2,343,000	2,363,009
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (c)	1,724,000	1,759,721
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	1,789,000	1,809,806
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	2,769,000	2,809,123
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (c)	2,257,000	2,302,930
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	1,389,000	1,417,155
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	530,000	540,775
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	1,742,000	1,780,394
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	2,447,000	2,505,532
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	1,818,000	1,617,275
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (c)	1,294,000	1,137,439
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	2,523,000	2,275,923
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	1,185,000	1,041,710
2.56%, 9/13/2031	1,529,000	1,351,361
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	1,653,000	1,518,561
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (a) (c)	1,469,000	1,385,429
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	790,000	753,707
3.17%, 9/11/2027	1,626,000	1,601,886
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (c)	753,000	723,354
4.02%, 3/5/2028	6,852,000	6,800,199
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	2,447,000	2,425,124
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	1,481,000	1,444,893
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	2,004,000	1,993,038
4.78%, 7/13/2030 (c) (d)	2,645,000	2,640,847
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.97%, 7/13/2032 (c) (d)	$2,575,000	$2,569,670
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (a) (c)	1,639,000	1,606,351
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	1,562,000	1,574,730
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (a) (c)	1,828,000	1,833,319
5.34%, 7/13/2037 (c) (d)	3,750,000	3,727,800
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	2,236,000	2,271,955
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	900,000	915,444
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	1,689,000	1,705,974
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	1,186,000	1,198,394
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	778,000	795,964
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	1,487,000	1,523,075
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (c)	1,850,000	1,884,835
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (c)	1,240,000	1,281,292
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (c)	855,000	881,334
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (a) (c)	1,853,000	1,923,822
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	2,503,000	2,594,560
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	2,723,000	2,782,307
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	5,469,000	4,758,413
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	4,315,000	3,752,151
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	6,780,000	5,947,484
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	4,893,000	4,246,145
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	6,846,000	6,051,659
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	6,967,000	6,472,622
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	4,337,000	3,900,785
3.59%, 7/22/2028 (c)	4,793,000	4,740,181
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	1,511,000	1,447,251
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	5,379,000	5,305,684
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	1,915,000	1,888,707
Security Description	Principal Amount	Value
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	$4,416,000	$4,357,709
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	8,191,000	8,010,470
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	5,912,000	5,858,733
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	4,366,000	4,280,994
SOFR + 0.96%, 4.56%, 4/10/2030 (c)	4,933,000	4,901,873
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	1,517,000	1,508,793
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	6,267,000	6,191,169
SOFR + 1.18%, 4.81%, 4/16/2032 (c)	15,238,000	15,119,144
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	3,968,000	3,937,486
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	5,687,000	5,507,461
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	3,596,000	3,615,670
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	4,128,000	4,157,350
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	7,301,000	7,141,765
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	5,026,000	5,057,312
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	4,283,000	4,321,376
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	3,614,000	3,651,947
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	4,235,000	4,283,279
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	8,408,000	8,464,081
SOFR + 1.41%, 5.30%, 4/10/2037 (c)	6,413,000	6,380,935
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	3,197,000	3,185,619
5 yr. CMT + 1.17%, 5.31%, 1/18/2041 (c)	2,367,000	2,311,375
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	5,773,000	5,803,886
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	5,108,000	5,186,152
SOFR + 1.63%, 5.45%, 7/20/2029 (a) (c)	5,239,000	5,308,731
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	4,740,000	4,815,745
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	5,916,000	6,043,135
SOFR + 1.26%, 5.66%, 4/18/2030 (a) (c)	4,358,000	4,452,089
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	5,304,000	5,441,639
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	$5,452,000	$5,658,903
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	2,468,000	2,546,507
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	3,727,000	3,840,934
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	241,000	246,148
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	6,955,000	7,414,239
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	3,675,000	3,805,132
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	3,807,000	4,133,184
7.25%, 4/1/2032	1,002,000	1,128,933
Morgan Stanley Bank NA:
SOFR + 0.97%, 4.79%, 5/10/2030 (c)	5,741,000	5,745,134
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	2,448,000	2,458,698
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	61,390,000	61,777,985
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	1,550,000	1,542,715
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	5,009,000	4,943,432
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	24,308,000	24,289,040
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	11,853,000	11,650,195
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	5,391,000	5,366,956
National Australia Bank Ltd.:
3.85%, 12/13/2028	1,522,000	1,501,925
4.15%, 1/13/2031 (a)	1,554,000	1,532,586
4.31%, 6/13/2028	1,022,000	1,020,457
Series B, 4.43%, 6/4/2029 (a)	5,973,000	5,967,803
4.50%, 10/26/2027 (a)	1,468,000	1,471,538
4.53%, 6/13/2030	1,447,000	1,449,127
4.79%, 1/10/2029 (a)	1,694,000	1,711,109
4.90%, 6/13/2028	1,354,000	1,367,093
4.90%, 1/14/2030 (a)	904,000	916,837
4.94%, 1/12/2028	1,701,000	1,716,598
National Bank of Canada:
4.50%, 10/10/2029	1,807,000	1,797,152
Series MTN, SOFR + 1.01%, 4.93%, 6/4/2032 (c)	19,912,000	19,870,583
5.60%, 12/18/2028	1,657,000	1,695,973
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	8,284,000	7,603,966
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	2,018,000	1,998,647
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	$2,975,250	$2,983,819
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	1,142,000	1,145,711
1 yr. CMT + 0.80%, 4.98%, 6/18/2032 (c)	1,130,000	1,129,503
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	2,907,000	2,926,826
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	2,398,000	2,412,052
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (a) (c)	2,691,000	2,787,715
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	3,834,000	3,918,578
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	1,686,000	1,771,699
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (c)	1,721,000	1,784,298
Northern Trust Corp.:
3.15%, 5/3/2029	3,000	2,903
3.65%, 8/3/2028	1,541,000	1,519,811
4.15%, 11/19/2030 (a)	1,811,000	1,783,400
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	3,566,000	3,486,942
6.13%, 11/2/2032	1,650,000	1,763,932
Old National Bancorp 3 mo. USD Term SOFR + 2.20%, 5.77%, 2/15/2036 (c)	1,339,000	1,336,576
Pinnacle Bank/Nashville TN:
5.63%, 2/15/2028	1,292,000	1,304,933
5 yr. CMT + 2.30%, 5.96%, 1/15/2036 (c)	1,546,000	1,536,245
Pinnacle Financial Partners, Inc.:
SOFR + 1.70%, 5.60%, 5/19/2032 (c)	1,522,000	1,526,231
SOFR + 2.35%, 6.17%, 11/1/2030 (c)	1,239,000	1,267,472
PNC Bank NA:
2.70%, 10/22/2029	1,246,000	1,170,006
3.10%, 10/25/2027	1,554,000	1,529,012
3.25%, 1/22/2028	3,648,000	3,584,817
4.05%, 7/26/2028	6,133,000	6,061,735
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	1,310,000	1,308,271
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	1,427,000	1,272,385
2.55%, 1/22/2030	3,719,000	3,461,831
3.45%, 4/23/2029	2,645,000	2,572,633
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	2,320,000	2,301,626
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.68%, 4.62%, 10/26/2029 (a) (c)	$8,329,000	$8,307,428
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	1,535,000	1,492,772
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	2,994,000	2,983,072
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	2,702,000	2,704,243
SOFR + 1.07%, 5.22%, 1/29/2031 (c)	1,497,000	1,521,371
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	1,837,000	1,855,939
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	2,486,000	2,511,755
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	2,360,000	2,390,680
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	2,514,000	2,471,840
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	2,999,000	3,062,969
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	3,010,000	3,082,722
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	9,892,000	10,072,232
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	2,644,000	2,725,726
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	1,154,000	1,213,027
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	3,016,000	3,178,351
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	4,416,000	4,876,854
Regions Bank SOFR + 0.81%, 4.76%, 7/27/2029 (c)	2,347,000	2,347,821
Regions Financial Corp.:
1.80%, 8/12/2028	1,911,000	1,803,353
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	1,506,000	1,523,515
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (c)	1,472,000	1,510,125
Royal Bank of Canada:
Series GMTN, 2.30%, 11/3/2031	4,142,000	3,693,877
3.88%, 5/4/2032	1,716,000	1,640,959
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	1,889,000	1,876,023
Series GMTN, 4.24%, 8/3/2027	2,042,000	2,040,836
SOFR + 0.98%, 4.31%, 11/3/2031 (a) (c)	1,744,000	1,710,672
SOFR + 0.84%, 4.40%, 4/17/2030 (c)	20,925,000	20,754,880
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	2,464,000	2,455,672
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	$1,373,000	$1,373,082
SOFR + 1.01%, 4.61%, 5/3/2032 (c)	2,814,000	2,785,297
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	2,886,000	2,879,449
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	1,463,000	1,456,651
Series GMTN, 4.90%, 1/12/2028	1,694,000	1,706,180
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	2,570,000	2,584,880
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	2,339,000	2,356,379
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (c)	1,218,000	1,226,660
Series GMTN, 5.00%, 2/1/2033	1,829,000	1,842,589
Series GMTN, 5.00%, 5/2/2033	1,213,000	1,222,886
Series GMTN, 5.15%, 2/1/2034 (a)	2,245,000	2,288,373
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	10,511,000	10,638,183
Series GMTN, 5.20%, 8/1/2028	5,000,000	5,075,650
Santander Holdings USA, Inc.:
SOFR + 1.10%, 5.04%, 6/5/2030 (c)	1,790,000	1,789,499
SOFR + 1.28%, 5.22%, 6/5/2032 (c)	9,535,000	9,513,928
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	1,492,000	1,504,816
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	1,815,000	1,832,170
SOFR + 1.60%, 5.70%, 6/5/2037 (c)	4,330,000	4,327,835
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	1,483,000	1,514,395
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	1,791,000	1,839,518
SOFR + 2.14%, 6.34%, 5/31/2035 (a) (c)	1,780,000	1,874,518
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	1,681,000	1,724,504
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (c)	1,684,000	1,734,638
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	1,525,000	1,668,716
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Santander U.K. Group Holdings PLC:
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	$1,539,000	$1,399,567
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	1,976,000	1,953,987
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	150,000	148,486
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	1,816,000	1,814,638
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	1,638,000	1,592,742
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	1,983,000	2,033,685
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	2,207,000	2,265,463
Simmons First National Corp. 3 mo. USD Term SOFR + 3.02%, 6.25%, 10/1/2035 (c)	200,000	201,350
Southstate Bank Corp. 3 mo. USD Term SOFR + 3.19%, 7.00%, 6/13/2035 (c)	944,000	987,471
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027	1,654,000	1,665,561
Sumitomo Mitsui Financial Group, Inc.:
1.71%, 1/12/2031	281,000	245,468
1.90%, 9/17/2028	3,696,000	3,484,958
2.13%, 7/8/2030 (a)	4,626,000	4,172,930
2.14%, 9/23/2030	570,000	509,825
2.22%, 9/17/2031	1,336,000	1,169,548
2.47%, 1/14/2029	734,000	696,382
2.72%, 9/27/2029 (a)	1,455,000	1,364,979
2.75%, 1/15/2030	931,000	868,921
3.04%, 7/16/2029	4,387,000	4,173,923
3.35%, 10/18/2027	1,015,000	1,000,912
3.54%, 1/17/2028	1,028,000	1,013,330
3.94%, 7/19/2028	781,000	772,214
4.11%, 1/15/2029	715,000	706,077
4.31%, 10/16/2028 (a)	803,000	797,853
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	1,904,000	1,868,186
SOFR + 1.19%, 4.66%, 7/8/2031 (a) (c)	1,889,000	1,871,621
SOFR + 1.05%, 4.93%, 7/7/2032 (c) (d)	1,955,000	1,948,548
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	1,588,000	1,576,948
SOFR + 1.22%, 5.05%, 1/15/2037 (a) (c)	2,359,000	2,316,774
SOFR + 1.05%, 5.14%, 7/7/2034 (c) (d)	1,510,000	1,503,598
5.24%, 4/15/2030 (a)	799,000	811,600
Security Description	Principal Amount	Value
SOFR + 1.50%, 5.25%, 7/8/2036 (a) (c)	$1,554,000	$1,554,901
SOFR + 1.29%, 5.30%, 7/7/2037 (c) (d)	1,985,000	1,971,065
5.32%, 7/9/2029	1,313,000	1,334,533
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	2,331,000	2,273,168
5.42%, 7/9/2031 (a)	1,104,000	1,127,747
5.45%, 1/15/2032	9,410,000	9,613,162
5.52%, 1/13/2028	3,439,000	3,489,760
5.56%, 7/9/2034	2,291,000	2,349,008
5.63%, 1/15/2035	1,396,000	1,439,178
5.71%, 1/13/2030	6,026,000	6,201,477
5.72%, 9/14/2028	1,914,000	1,955,591
5.77%, 1/13/2033	2,922,000	3,040,283
5.78%, 7/13/2033 (a)	1,763,000	1,829,818
5.80%, 7/13/2028	1,484,000	1,517,449
5.81%, 9/14/2033 (a)	1,701,000	1,774,942
5.85%, 7/13/2030	3,569,000	3,700,518
Synchrony Bank 5.63%, 8/23/2027	1,231,000	1,243,938
Texas Capital Bancshares, Inc. SOFR + 1.94%, 5.30%, 2/27/2032 (c)	839,000	831,399
Toronto-Dominion Bank:
Series MTN, 2.00%, 9/10/2031 (a)	1,481,000	1,310,033
Series GMTN, 2.45%, 1/12/2032	1,369,000	1,213,838
Series MTN, 3.20%, 3/10/2032 (a)	2,293,000	2,109,399
3.91%, 1/13/2028	1,809,000	1,793,280
4.11%, 10/13/2028	7,420,000	7,344,093
4.36%, 4/23/2029	4,048,000	4,025,776
4.41%, 1/13/2031 (a)	1,676,000	1,657,028
Series MTN, 4.57%, 6/2/2028	2,005,000	2,005,601
Series MTN, 4.69%, 9/15/2027	10,444,000	10,481,285
4.78%, 12/17/2029 (a)	1,688,000	1,699,377
Series MTN, 4.81%, 6/3/2030 (a)	1,587,000	1,594,475
4.86%, 1/31/2028	2,134,000	2,144,329
4.87%, 4/22/2033	2,037,000	2,021,987
4.93%, 10/15/2035	1,643,000	1,614,247
Series GMTN, 4.99%, 4/5/2029	1,776,000	1,794,968
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	1,802,000	1,807,766
5.30%, 1/30/2032	1,833,000	1,872,758
Series MTN, 5.52%, 7/17/2028	2,245,000	2,287,902
Truist Bank:
2.25%, 3/11/2030	2,251,000	2,054,060
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	2,199,000	2,173,184
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	$1,953,000	$1,939,622
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	2,610,000	2,607,625
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,737,000	1,678,324
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	1,914,000	1,816,156
Series MTN, 3.88%, 3/19/2029	1,587,000	1,553,959
Series I, SOFR + 1.09%, 4.68%, 4/23/2032 (c)	7,376,000	7,285,644
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	2,087,000	2,095,974
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	1,827,000	1,791,501
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (c)	1,966,000	1,911,483
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	2,923,000	2,919,609
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	1,602,000	1,614,095
Series I, SOFR + 1.41%, 5.28%, 4/23/2037 (c)	6,579,000	6,514,460
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	2,474,000	2,515,736
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	3,819,000	3,933,341
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	2,306,000	2,398,563
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (c)	1,151,000	1,214,282
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	3,964,000	4,176,114
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	2,396,000	2,107,617
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (a) (c)	2,436,000	2,121,098
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	1,280,000	1,138,074
Series DMTN, 3.00%, 7/30/2029	1,443,000	1,373,996
SOFR + 0.87%, 4.48%, 1/26/2032 (c)	2,189,000	2,156,406
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	2,566,000	2,566,590
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	2,916,000	2,918,858
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	3,689,000	3,639,899
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	1,827,000	1,810,849
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	1,866,000	1,840,342
Security Description	Principal Amount	Value
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	$2,206,000	$2,225,810
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	2,205,000	2,229,167
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	2,389,000	2,417,668
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	2,233,000	2,270,581
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	2,090,000	2,127,913
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	13,336,000	13,768,086
5 yr. CMT + 1.25%, 5.72%, 5/20/2041 (c)	7,812,000	7,858,560
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	2,470,000	2,522,315
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	2,657,000	2,768,860
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	2,791,000	2,910,148
U.S. Bank NA SOFR + 0.67%, 4.54%, 5/20/2029 (c)	10,123,000	10,103,361
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (c)	2,036,000	2,028,060
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	3,398,000	3,370,816
SOFR + 0.74%, 4.68%, 11/29/2030 (c)	5,973,000	5,962,368
5.65%, 9/11/2028	2,795,000	2,862,164
Valley National Bancorp 3 mo. USD Term SOFR + 2.43%, 6.22%, 6/1/2036 (c)	13,720,000	13,685,837
Wachovia Corp. 5.50%, 8/1/2035	1,639,000	1,656,341
Webster Financial Corp.:
4.10%, 3/25/2029	1,898,000	1,853,758
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	1,540,000	1,551,411
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	6,035,000	5,588,048
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	6,651,000	6,261,251
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	7,141,000	6,563,722
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	2,669,000	2,631,928
Series MTN, 4.15%, 1/24/2029	4,573,000	4,531,614
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	3,394,000	3,349,674
SOFR + 0.72%, 4.58%, 5/20/2029 (a) (c)	4,436,000	4,425,664
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	$9,494,000	$9,520,773
SOFR + 0.97%, 4.84%, 5/20/2032 (c)	22,772,000	22,692,753
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	2,471,000	2,411,424
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	7,977,000	7,919,406
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	6,744,000	6,582,751
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	6,373,000	6,438,387
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	11,276,000	11,403,983
SOFR + 1.38%, 5.21%, 12/3/2035 (a) (c)	4,519,000	4,511,770
5.38%, 2/7/2035	1,766,000	1,814,600
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	9,458,000	9,603,559
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,589,000	5,698,992
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	8,271,000	8,473,061
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	8,533,000	8,678,488
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	5,622,000	5,763,899
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	12,119,000	12,534,682
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	5,947,000	6,421,214
Series B, 7.95%, 11/15/2029	1,430,000	1,565,349
Western Alliance Bank 5 yr. CMT + 2.85%, 6.54%, 11/15/2035 (a) (c)	1,569,000	1,555,224
Westpac Banking Corp.:
1.95%, 11/20/2028	1,637,000	1,547,178
2.15%, 6/3/2031	434,000	387,944
2.65%, 1/16/2030	951,000	894,929
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	5,359,250	4,830,185
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	1,927,000	1,721,755
3.40%, 1/25/2028	1,735,000	1,711,595
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	2,053,000	2,000,279
Series MTN, 4.15%, 5/11/2028	1,958,000	1,950,873
4.35%, 7/1/2030 (a)	792,000	788,919
Series DMTN, 4.45%, 6/12/2031 (a)	18,424,000	18,282,688
5.05%, 4/16/2029	1,812,000	1,842,623
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	1,478,000	1,494,894
5.54%, 11/17/2028	1,489,000	1,527,640
Security Description	Principal Amount	Value
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	$2,311,000	$2,329,650
6.82%, 11/17/2033 (a)	823,000	896,395
Wintrust Financial Corp. 4.85%, 6/6/2029	1,540,000	1,534,256
Zions Bancorp NA:
3.25%, 10/29/2029 (a)	1,889,000	1,781,176
SOFR + 1.06%, 4.48%, 2/9/2029 (c)	1,575,000	1,561,738
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	1,053,000	1,051,147
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	1,008,000	1,059,569
		3,034,273,256
BEVERAGES — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036	6,903,000	6,718,414
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,310,000	2,229,196
4.75%, 1/23/2029	13,612,000	13,686,458
4.90%, 1/23/2031	137,000	138,836
5.00%, 6/15/2034	1,951,000	1,969,983
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,249,000	1,234,074
Coca-Cola Co.:
1.00%, 3/15/2028	1,744,000	1,652,702
1.38%, 3/15/2031	2,077,000	1,811,497
1.50%, 3/5/2028	633,000	605,724
2.00%, 3/5/2031	5,470,000	4,912,443
2.13%, 9/6/2029	4,621,000	4,324,840
2.25%, 1/5/2032 (a)	3,084,000	2,758,145
3.45%, 3/25/2030	2,326,000	2,255,825
4.65%, 8/14/2034 (a)	1,340,000	1,338,526
5.00%, 5/13/2034 (a)	1,688,000	1,728,276
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	1,886,000	1,920,948
5.45%, 6/1/2034	1,692,000	1,735,366
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	846,000	704,955
2.75%, 1/22/2030	2,736,000	2,556,354
5.10%, 5/6/2035	436,000	433,441
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,383,000	1,220,580
3.15%, 8/1/2029	1,664,000	1,591,050
3.60%, 2/15/2028	1,784,000	1,756,633
4.65%, 11/15/2028	174,000	174,075
4.75%, 5/9/2032 (a)	905,000	894,638
4.80%, 1/15/2029	930,000	932,427
4.80%, 5/1/2030	1,657,000	1,661,921
4.85%, 5/6/2031 (a)	1,004,000	1,003,769
4.90%, 5/1/2033	2,274,000	2,248,918
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.95%, 11/1/2035 (a)	$1,387,000	$1,349,135
Diageo Capital PLC:
2.00%, 4/29/2030	1,867,000	1,694,713
2.13%, 4/29/2032	1,867,000	1,617,625
2.38%, 10/24/2029	1,722,000	1,604,956
3.88%, 5/18/2028	1,395,000	1,381,022
5.50%, 1/24/2033	1,411,000	1,455,926
5.63%, 10/5/2033	1,758,000	1,832,275
Diageo Investment Corp.:
5.13%, 8/15/2030	1,496,000	1,519,831
5.63%, 4/15/2035	2,380,000	2,459,254
7.45%, 4/15/2035	1,801,000	2,101,533
Keurig Dr. Pepper, Inc.:
Series 31, 2.25%, 3/15/2031	904,000	802,806
3.20%, 5/1/2030	1,505,000	1,416,130
3.95%, 4/15/2029	1,753,000	1,716,906
4.05%, 4/15/2032	1,579,000	1,497,855
4.35%, 5/15/2028	1,710,000	1,702,066
4.60%, 5/25/2028	1,879,000	1,877,196
4.60%, 5/15/2030	1,915,000	1,894,318
5.05%, 3/15/2029	1,627,000	1,638,698
5.15%, 5/15/2035 (a)	1,575,000	1,555,990
Series 10, 5.20%, 3/15/2031	1,681,000	1,696,146
5.30%, 3/15/2034 (a)	1,364,000	1,367,751
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (b)	1,860,000	1,857,433
5.05%, 3/26/2031 (b)	1,199,000	1,197,945
5.70%, 3/26/2036 (a) (b)	1,393,000	1,409,911
Molson Coors Beverage Co. 4.90%, 7/8/2031	1,417,000	1,414,336
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	1,595,000	1,600,327
4.70%, 2/16/2034 (a)	1,736,000	1,722,928
PepsiCo, Inc.:
1.63%, 5/1/2030	1,741,000	1,568,571
1.95%, 10/21/2031	2,227,000	1,958,914
2.63%, 7/29/2029	1,404,000	1,333,660
2.75%, 3/19/2030	2,181,000	2,054,829
3.00%, 10/15/2027	1,553,000	1,530,311
3.60%, 2/18/2028 (a)	1,230,000	1,216,765
3.90%, 7/18/2032 (a)	1,925,000	1,861,417
4.10%, 1/15/2029	6,928,000	6,887,402
4.30%, 7/23/2030	1,481,000	1,479,297
4.45%, 2/7/2028	901,000	903,099
4.45%, 5/15/2028	1,488,000	1,492,791
4.45%, 2/15/2033 (a)	2,245,000	2,229,734
4.50%, 7/17/2029	2,076,000	2,082,747
4.60%, 2/7/2030	1,718,000	1,731,796
4.65%, 7/23/2032 (a)	1,636,000	1,643,460
4.80%, 7/17/2034 (a)	1,448,000	1,453,343
5.00%, 2/7/2035 (a)	2,280,000	2,292,540
5.00%, 7/23/2035 (a)	2,105,000	2,119,419
Security Description	Principal Amount	Value
7.00%, 3/1/2029	$1,945,000	$2,075,529
		147,500,650
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.65%, 8/15/2028	2,127,000	2,005,123
2.00%, 1/15/2032	1,271,000	1,097,814
2.30%, 2/25/2031 (a)	2,354,000	2,121,237
2.45%, 2/21/2030	2,412,000	2,236,431
3.00%, 2/22/2029	1,629,000	1,568,988
3.20%, 11/2/2027	1,229,000	1,210,504
3.35%, 2/22/2032	1,915,000	1,776,986
4.05%, 8/18/2029	2,087,000	2,055,445
4.20%, 2/19/2031 (a)	7,582,000	7,433,620
4.20%, 3/1/2033	1,329,000	1,276,544
4.85%, 2/19/2036	2,708,000	2,652,134
5.15%, 3/2/2028	7,643,000	7,716,296
5.25%, 3/2/2030	5,144,500	5,241,628
5.25%, 3/2/2033	7,966,000	8,106,998
Biogen, Inc.:
2.25%, 5/1/2030	2,658,000	2,425,850
5.05%, 1/15/2031	1,163,000	1,176,537
5.75%, 5/15/2035 (a)	1,481,000	1,542,180
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032 (a)	1,701,000	1,581,641
Gilead Sciences, Inc.:
4.25%, 5/20/2028	1,334,000	1,330,198
4.40%, 5/20/2029	8,259,000	8,239,096
4.60%, 5/20/2031	2,749,000	2,739,598
4.90%, 5/20/2034	1,250,000	1,247,163
5.10%, 6/15/2035 (a)	510,000	514,151
5.25%, 10/15/2033	1,927,000	1,981,380
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,806,000	1,628,542
4.75%, 12/12/2030	1,674,000	1,663,002
5.75%, 12/13/2027	780,000	792,043
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	3,421,000	3,026,217
Royalty Pharma PLC:
1.75%, 9/2/2027	1,964,000	1,902,095
2.15%, 9/2/2031 (a)	1,432,000	1,256,551
2.20%, 9/2/2030	1,639,000	1,480,525
4.45%, 3/25/2031	1,648,000	1,620,610
5.15%, 9/2/2029	500,000	506,485
5.20%, 9/25/2035	1,748,000	1,732,198
5.40%, 9/2/2034	1,616,000	1,629,057
		86,514,867
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	1,097,000	1,065,692
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030 (a)	2,280,000	2,075,735
4.30%, 6/11/2028 (a)	1,364,000	1,361,586
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.60%, 2/8/2029 (a)	$1,522,000	$1,526,977
4.75%, 2/8/2031	1,024,000	1,030,298
4.80%, 3/3/2033	417,000	418,943
4.85%, 2/8/2034	1,323,000	1,319,229
4.90%, 10/11/2032	1,240,000	1,249,908
Albemarle Corp. 5.05%, 6/1/2032	92,000	91,660
Cabot Corp.:
4.00%, 7/1/2029	977,000	955,486
5.00%, 6/30/2032	1,418,000	1,415,263
CF Industries, Inc.:
5.15%, 3/15/2034 (a)	1,494,000	1,479,687
5.30%, 11/26/2035 (a)	1,799,000	1,792,632
Dow Chemical Co.:
2.10%, 11/15/2030	1,830,000	1,616,091
4.25%, 10/1/2034	1,530,000	1,390,234
4.80%, 11/30/2028	1,016,000	1,018,520
4.80%, 1/15/2031	3,405,000	3,353,210
5.15%, 2/15/2034 (a)	1,888,000	1,851,222
5.35%, 3/15/2035 (a)	1,166,000	1,147,286
6.30%, 3/15/2033 (a)	1,750,000	1,838,655
7.38%, 11/1/2029	1,578,000	1,698,070
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	1,313,000	1,312,567
4.73%, 11/15/2028 (b)	1,774,000	1,772,528
Eastman Chemical Co.:
4.50%, 12/1/2028	4,856,000	4,831,963
4.50%, 2/20/2031	1,870,000	1,833,722
5.00%, 8/1/2029	1,710,000	1,718,191
5.63%, 2/20/2034	1,657,000	1,686,942
5.75%, 3/8/2033	1,308,000	1,351,203
Ecolab, Inc.:
1.30%, 1/30/2031	1,174,000	1,011,577
4.30%, 6/15/2028	1,372,000	1,369,338
4.60%, 6/15/2029	18,231,000	18,260,170
4.80%, 6/15/2031	1,970,000	1,978,904
5.00%, 9/1/2035	1,054,000	1,051,270
5.15%, 6/15/2033	1,667,000	1,689,688
5.35%, 6/15/2036	1,542,000	1,568,091
EIDP, Inc.:
2.30%, 7/15/2030	100,000	92,179
4.80%, 5/15/2033	1,545,000	1,524,699
5.13%, 5/15/2032	1,841,000	1,861,638
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	842,000	839,516
Linde, Inc. 1.10%, 8/10/2030	1,167,000	1,021,557
Lubrizol Corp. 6.50%, 10/1/2034	1,239,000	1,373,568
LYB International Finance III LLC:
2.25%, 10/1/2030	316,000	282,280
5.13%, 1/15/2031	1,820,000	1,814,940
5.50%, 3/1/2034	1,654,000	1,640,007
5.63%, 5/15/2033 (a)	1,459,000	1,468,031
Security Description	Principal Amount	Value
5.88%, 1/15/2036	$1,353,000	$1,357,167
6.15%, 5/15/2035 (a)	1,521,000	1,557,686
Mosaic Co.:
4.05%, 11/15/2027	1,737,000	1,725,466
4.35%, 1/15/2029	1,264,000	1,252,510
4.60%, 11/15/2030	417,000	412,284
5.38%, 11/15/2028	14,000	14,191
5.45%, 11/15/2033 (a)	1,367,000	1,382,625
NewMarket Corp. 2.70%, 3/18/2031	1,407,000	1,275,727
Nutrien Ltd.:
4.13%, 3/15/2035	425,000	390,911
4.20%, 4/1/2029	658,000	651,144
4.85%, 5/29/2031	750,000	749,062
4.90%, 3/27/2028	1,687,000	1,694,271
5.25%, 3/12/2032	1,149,000	1,166,832
5.35%, 5/29/2036	1,677,000	1,673,227
5.40%, 6/21/2034 (a)	1,154,000	1,169,221
PPG Industries, Inc.:
2.55%, 6/15/2030	1,559,000	1,444,507
2.80%, 8/15/2029	618,000	585,487
3.75%, 3/15/2028	784,000	774,239
4.38%, 3/15/2031	1,582,000	1,555,501
Rohm & Haas Co. 7.85%, 7/15/2029	1,774,000	1,920,532
RPM International, Inc.:
2.95%, 1/15/2032	19,000	17,109
4.55%, 3/1/2029	1,576,000	1,571,020
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	1,678,000	1,465,313
2.30%, 5/15/2030	1,778,000	1,626,283
2.95%, 8/15/2029 (a)	1,523,000	1,449,424
4.30%, 8/15/2028	1,413,000	1,405,299
4.55%, 3/1/2028	1,996,000	1,995,880
4.80%, 9/1/2031	435,000	435,531
5.15%, 8/15/2035	990,000	991,505
Westlake Corp.:
3.38%, 6/15/2030 (a)	1,540,000	1,461,491
5.55%, 11/15/2035	1,042,000	1,032,528
		118,189,234
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,989,000	1,749,465
4.45%, 9/9/2034 (a)	1,580,000	1,539,584
4.75%, 5/8/2032	1,399,000	1,401,294
5.00%, 5/7/2036	4,206,000	4,174,161
Block Financial LLC:
2.50%, 7/15/2028	1,459,000	1,390,296
3.88%, 8/15/2030 (a)	916,000	869,834
5.38%, 9/15/2032 (a)	1,415,000	1,386,332
Cintas Corp. No. 2:
4.00%, 5/1/2032	2,181,000	2,100,129
4.20%, 5/1/2028	140,000	139,507
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Cornell University:
Series 2025, 4.17%, 6/15/2030	$1,912,000	$1,893,549
Series 2025, 4.73%, 6/15/2035	1,127,000	1,109,295
4.84%, 6/15/2034 (a)	1,345,000	1,349,788
Emory University Series 2020, 2.14%, 9/1/2030	1,521,000	1,382,604
Equifax, Inc.:
2.35%, 9/15/2031 (a)	1,347,000	1,185,158
3.10%, 5/15/2030	1,751,000	1,641,440
4.80%, 9/15/2029	1,353,000	1,353,595
5.10%, 12/15/2027	1,412,500	1,421,356
5.10%, 6/1/2028	1,498,000	1,509,939
Global Payments, Inc.:
2.90%, 5/15/2030	1,741,000	1,598,046
2.90%, 11/15/2031	1,740,000	1,532,940
3.20%, 8/15/2029	1,779,000	1,679,856
4.45%, 6/1/2028	1,901,000	1,884,880
4.50%, 11/15/2028	3,475,000	3,433,648
4.55%, 3/15/2028	1,179,000	1,174,237
4.88%, 11/15/2030	3,072,000	3,019,162
4.95%, 8/15/2027	1,839,000	1,842,696
5.20%, 11/15/2032	2,410,000	2,351,292
5.30%, 8/15/2029	1,325,000	1,333,149
5.40%, 8/15/2032	1,214,000	1,207,177
5.40%, 3/15/2033	1,378,000	1,350,674
5.55%, 11/15/2035	3,023,000	2,928,743
J Paul Getty Trust 4.91%, 4/1/2035	1,684,000	1,692,117
Johns Hopkins University Series A, 4.71%, 7/1/2032	1,834,000	1,841,556
Leland Stanford Junior University:
Series 2025, 4.15%, 8/1/2030	1,834,000	1,817,989
4.68%, 3/1/2035 (a)	832,000	819,262
Mobility Global, Inc.:
5.05%, 6/15/2029 (b)	755,000	756,419
5.45%, 6/15/2031 (b)	817,000	825,954
6.05%, 6/15/2036 (b)	1,917,000	1,937,723
Moody's Corp.:
3.25%, 1/15/2028	1,845,000	1,817,122
4.25%, 2/1/2029	266,000	264,282
4.25%, 8/8/2032 (a)	1,527,000	1,479,648
5.00%, 8/5/2034	1,670,000	1,668,297
Northwestern University 4.94%, 12/1/2035	500,000	501,030
PayPal Holdings, Inc.:
2.30%, 6/1/2030	1,375,000	1,254,591
2.85%, 10/1/2029	2,934,000	2,768,610
4.40%, 6/1/2032	1,603,000	1,558,629
4.55%, 6/1/2028	917,000	917,422
4.95%, 6/1/2031	1,642,000	1,641,622
5.15%, 6/1/2034 (a)	1,278,000	1,270,268
Security Description	Principal Amount	Value
5.55%, 6/1/2036	$12,917,000	$12,916,613
President & Fellows of Harvard College:
4.61%, 2/15/2035 (a)	495,000	491,164
4.89%, 3/15/2030	2,428,000	2,471,073
5.26%, 3/15/2036	193,000	199,865
Quanta Services, Inc.:
2.35%, 1/15/2032	1,472,000	1,291,091
2.90%, 10/1/2030	806,000	750,047
4.30%, 8/9/2028	1,926,000	1,918,026
4.50%, 1/15/2031	749,000	739,795
5.10%, 8/9/2035	309,000	307,035
5.25%, 8/9/2034	836,000	845,664
RELX Capital, Inc.:
3.00%, 5/22/2030	887,000	832,583
4.00%, 3/18/2029	1,803,000	1,773,900
4.75%, 3/27/2030	1,711,000	1,713,977
4.75%, 5/20/2032	1,925,000	1,910,312
5.25%, 3/27/2035 (a)	1,960,000	1,975,954
Rollins, Inc. 5.25%, 2/24/2035	775,000	773,334
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,379,000	1,203,895
2.50%, 12/1/2029 (a)	1,175,000	1,098,602
2.90%, 3/1/2032	2,565,000	2,323,659
2.95%, 3/1/2029	2,785,000	2,674,519
4.25%, 5/1/2029	954,000	946,692
4.25%, 1/15/2031 (b)	2,142,000	2,096,354
4.80%, 12/4/2035 (b)	1,282,000	1,251,091
5.25%, 9/15/2033 (a)	1,658,000	1,693,448
TR Finance LLC 5.50%, 8/15/2035	780,000	789,454
Triton Container International Ltd./TAL International Container Corp.:
3.25%, 3/15/2032	1,716,000	1,536,026
5.15%, 2/15/2033	2,477,000	2,429,417
Trustees of Columbia University in the City of New York Series 2024, 4.36%, 10/1/2035	403,000	388,629
Trustees of Dartmouth College 4.27%, 6/1/2030	1,296,000	1,288,496
Trustees of Princeton University 4.65%, 7/1/2030	2,008,000	2,027,819
UL Solutions, Inc. 6.50%, 10/20/2028	1,338,000	1,388,510
Verisk Analytics, Inc.:
4.13%, 3/15/2029	1,427,000	1,409,505
4.45%, 3/15/2031	924,000	904,263
5.13%, 3/15/2036 (a)	1,564,000	1,528,153
5.25%, 6/5/2034	1,837,000	1,832,903
5.25%, 3/15/2035	1,631,000	1,621,817
5.75%, 4/1/2033 (a)	1,410,000	1,460,901
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Yale University:
Series 2020, 1.48%, 4/15/2030	$1,925,000	$1,734,810
Series 2025, 4.70%, 4/15/2032 (a)	1,890,000	1,900,263
		144,206,026
COMPUTERS — 0.8%
Amdocs Ltd. 2.54%, 6/15/2030	1,697,000	1,530,083
Apple, Inc.:
1.20%, 2/8/2028 (a)	3,845,000	3,666,361
1.25%, 8/20/2030 (a)	1,993,000	1,759,321
1.40%, 8/5/2028	4,131,000	3,898,962
1.65%, 5/11/2030	3,018,000	2,729,630
1.65%, 2/8/2031	4,150,000	3,684,619
1.70%, 8/5/2031	1,829,000	1,605,021
2.20%, 9/11/2029	2,450,000	2,301,285
2.90%, 9/12/2027	3,563,000	3,512,904
3.00%, 11/13/2027	2,591,000	2,553,819
3.25%, 8/8/2029	1,296,000	1,257,496
3.35%, 8/8/2032 (a)	2,428,000	2,292,688
CGI, Inc. 2.30%, 9/14/2031	3,580,000	3,105,936
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	3,500,000	3,337,985
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	2,026,000	2,047,779
5.30%, 10/1/2029	2,450,000	2,490,964
5.75%, 2/1/2033	1,504,000	1,563,077
6.10%, 7/15/2027	2,877,000	2,925,420
6.20%, 7/15/2030	1,908,000	2,000,443
Dell, Inc. 7.10%, 4/15/2028	1,468,000	1,533,781
DXC Technology Co. 2.38%, 9/15/2028	1,978,000	1,863,691
Fortinet, Inc. 2.20%, 3/15/2031	827,000	738,089
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	585,000	628,144
HP, Inc.:
2.65%, 6/17/2031 (a)	4,164,000	3,723,449
3.40%, 6/17/2030	242,000	229,293
4.00%, 4/15/2029	1,831,000	1,795,222
4.20%, 4/15/2032 (a)	1,449,000	1,382,158
4.75%, 1/15/2028	3,091,000	3,098,635
5.50%, 1/15/2033 (a)	1,831,000	1,870,147
International Business Machines Corp.:
1.95%, 5/15/2030	2,558,000	2,311,639
2.72%, 2/9/2032	1,418,000	1,270,017
3.50%, 5/15/2029	5,478,000	5,323,794
4.15%, 7/27/2027	1,762,000	1,758,723
4.40%, 7/27/2032	1,861,000	1,808,055
4.50%, 2/6/2028	1,786,000	1,786,786
Security Description	Principal Amount	Value
4.75%, 2/6/2033 (a)	$1,414,000	$1,404,653
5.88%, 11/29/2032 (a)	1,451,000	1,532,691
6.22%, 8/1/2027	1,860,000	1,896,679
6.50%, 1/15/2028	1,883,000	1,940,224
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	704,000	661,394
3.15%, 10/15/2031	1,913,000	1,595,289
Leidos, Inc.:
2.30%, 2/15/2031	4,963,000	4,410,618
4.38%, 5/15/2030	1,063,000	1,041,591
5.75%, 3/15/2033	1,525,000	1,567,746
NetApp, Inc. 2.70%, 6/22/2030	1,314,000	1,210,378
Teledyne FLIR LLC 2.50%, 8/1/2030	1,680,000	1,535,520
		98,182,199
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC:
4.70%, 4/7/2028	1,511,000	1,513,100
4.95%, 4/7/2030	1,936,000	1,948,390
5.40%, 4/7/2035	1,596,000	1,620,866
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,548,000	1,335,073
2.75%, 3/1/2030	1,666,000	1,555,261
3.75%, 12/1/2027 (a)	1,648,000	1,630,317
Carrier Global Corp.:
2.70%, 2/15/2031	2,318,000	2,124,424
2.72%, 2/15/2030	3,652,000	3,414,766
5.90%, 3/15/2034	895,000	943,778
Cemex SAB de CV 5.75%, 6/5/2036	1,625,000	1,618,110
CRH America Finance, Inc.:
4.40%, 2/9/2031	2,006,000	1,975,388
5.40%, 5/21/2034	1,543,000	1,565,482
5.50%, 1/9/2035 (a)	1,748,000	1,777,139
CRH SMW Finance DAC:
5.13%, 1/9/2030	2,199,000	2,227,829
5.20%, 5/21/2029	3,016,000	3,057,681
Eagle Materials, Inc. 2.50%, 7/1/2031	1,671,000	1,493,640
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,359,000	1,296,812
4.00%, 3/25/2032	1,724,000	1,632,094
5.88%, 6/1/2033	1,823,000	1,897,305
Johnson Controls International PLC 6.00%, 1/15/2036	23,000	24,546
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	838,000	744,613
2.00%, 9/16/2031	1,278,000	1,120,959
4.90%, 12/1/2032	1,231,000	1,231,406
5.50%, 4/19/2029	2,237,000	2,288,585
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Lennox International, Inc. 5.50%, 9/15/2028	$1,311,000	$1,333,471
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	1,177,000	1,047,401
2.50%, 3/15/2030	103,000	95,193
3.50%, 12/15/2027	1,611,000	1,588,285
5.15%, 12/1/2034 (a)	1,908,000	1,908,630
Masco Corp.:
1.50%, 2/15/2028	1,581,000	1,504,511
2.00%, 10/1/2030	1,401,000	1,247,366
2.00%, 2/15/2031	1,359,000	1,196,192
3.50%, 11/15/2027	200,000	197,170
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,594,000	1,527,753
5.85%, 9/18/2028	1,694,000	1,734,622
Owens Corning:
3.50%, 2/15/2030	210,000	201,298
3.88%, 6/1/2030	947,000	916,838
3.95%, 8/15/2029	446,000	436,580
5.70%, 6/15/2034 (a)	1,931,000	1,995,013
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	1,776,000	1,745,417
5.10%, 6/13/2034	410,000	414,149
5.25%, 3/3/2033	2,447,000	2,498,509
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	1,718,000	1,696,422
Vulcan Materials Co.:
4.95%, 12/1/2029	1,278,000	1,288,544
5.35%, 12/1/2034	1,266,000	1,284,749
		65,895,677
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	2,483,000	2,493,180
5.00%, 3/22/2030	2,711,000	2,744,725
5.05%, 3/22/2028	4,016,000	4,055,357
Unilever Capital Corp.:
4.88%, 9/8/2028	1,481,000	1,497,158
5.00%, 12/8/2033	1,576,000	1,601,547
		12,391,967
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	1,749,000	1,772,769
6.25%, 6/15/2033 (a)	1,435,000	1,482,814
WW Grainger, Inc. 4.45%, 9/15/2034	1,185,000	1,150,137
		4,405,720
DIVERSIFIED FINANCIAL SERVICES — 4.7%
Aercap Funding DAC 4.88%, 7/7/2031 (d)	9,000,000	8,964,450
Security Description	Principal Amount	Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/30/2032	$6,790,000	$6,215,227
3.40%, 10/29/2033	2,321,000	2,065,156
4.13%, 2/28/2029	1,694,000	1,670,453
4.38%, 11/15/2030	1,649,000	1,616,465
4.63%, 10/15/2027	456,000	456,210
4.63%, 9/10/2029	3,295,000	3,282,117
4.75%, 1/15/2033	1,209,000	1,181,749
4.95%, 9/10/2034	4,375,000	4,266,763
5.00%, 11/15/2035	1,512,000	1,471,085
5.10%, 1/19/2029	843,000	850,772
5.30%, 1/19/2034	1,752,000	1,751,387
5.38%, 12/15/2031	1,677,000	1,705,291
6.15%, 9/30/2030	172,000	179,788
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (c)	5,495,000	5,559,511
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (c)	6,890,000	7,129,014
Affiliated Managers Group, Inc.:
5.50%, 8/20/2034	1,844,000	1,848,297
5.50%, 2/15/2036	1,571,000	1,554,473
Ally Financial, Inc.:
2.20%, 11/2/2028	1,232,000	1,163,291
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	1,140,000	1,145,803
SOFR + 1.78%, 5.55%, 7/31/2033 (a) (c)	1,598,000	1,585,248
SOFR + 1.96%, 5.74%, 5/15/2029 (a) (c)	1,816,000	1,840,679
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	1,220,000	1,240,533
6.70%, 2/14/2033 (a)	469,000	483,788
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	1,224,000	1,272,238
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	1,236,000	1,281,670
7.10%, 11/15/2027	1,488,000	1,532,506
8.00%, 11/1/2031	4,831,000	5,370,499
American Express Co.:
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	8,335,000	8,265,569
4.05%, 5/3/2029	1,649,000	1,633,994
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	3,204,000	3,187,467
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	2,142,000	2,084,530
SOFR + 0.81%, 4.44%, 5/3/2030 (c)	4,328,000	4,301,643
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	1,698,000	1,673,549
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	4,378,000	4,389,908
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	3,122,000	3,027,435
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	$11,717,000	$11,713,368
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	1,535,000	1,525,805
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	2,342,000	2,365,888
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	2,158,000	2,170,667
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	2,860,000	2,866,006
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	2,352,000	2,381,071
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	2,525,000	2,558,153
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	3,254,000	3,288,623
5 yr. CMT + 1.15%, 5.41%, 2/8/2041 (c)	1,609,000	1,609,209
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	2,158,000	2,201,656
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	2,646,000	2,704,662
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	2,318,000	2,371,778
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	2,636,000	2,731,081
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	962,000	999,133
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	1,556,000	1,659,941
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	1,553,000	1,529,658
4.80%, 6/15/2031	330,000	329,931
5.15%, 5/15/2033	874,000	884,366
5.20%, 4/15/2035 (a)	1,347,000	1,341,962
5.35%, 6/15/2036	3,605,000	3,590,400
5.70%, 12/15/2028	1,156,000	1,187,108
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027 (a)	1,608,000	1,552,251
Apollo Global Management, Inc.:
5.15%, 8/12/2035 (a)	1,800,000	1,749,798
5.70%, 3/30/2036	1,742,000	1,748,689
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	4,557,000	4,412,315
6.38%, 11/15/2033	1,613,000	1,715,296
ARES Management Corp. 6.38%, 11/10/2028 (a)	1,683,000	1,740,727
BGC Group, Inc.:
6.15%, 4/2/2030	1,750,000	1,786,138
6.60%, 6/10/2029	1,413,000	1,457,142
8.00%, 5/25/2028	1,853,000	1,936,441
BlackRock Funding, Inc.:
4.60%, 7/26/2027	1,254,000	1,258,966
4.70%, 3/14/2029	2,305,000	2,327,220
4.90%, 1/8/2035	1,205,000	1,203,566
Security Description	Principal Amount	Value
5.00%, 3/14/2034	$1,525,000	$1,538,939
Blackrock, Inc.:
1.90%, 1/28/2031	2,342,000	2,089,439
2.10%, 2/25/2032 (a)	1,571,000	1,375,520
2.40%, 4/30/2030	1,754,000	1,624,274
3.25%, 4/30/2029	621,000	603,097
4.75%, 5/25/2033	2,159,000	2,163,987
Blackstone Reg Finance Co. LLC:
4.30%, 11/3/2030 (a)	1,477,000	1,450,916
4.95%, 2/15/2036 (a)	433,000	420,058
5.00%, 12/6/2034 (a)	1,059,000	1,042,755
Blue Owl Finance LLC:
3.13%, 6/10/2031	1,818,000	1,598,786
4.38%, 2/15/2032	1,216,000	1,117,139
6.25%, 4/18/2034 (a)	2,041,000	1,997,425
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	1,525,000	1,505,023
4.83%, 4/15/2031	1,267,000	1,255,318
5.30%, 1/15/2036	1,657,000	1,615,956
5.80%, 4/24/2035 (a)	1,473,000	1,501,090
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,777,000	1,860,768
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	1,727,000	1,516,133
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	1,588,000	1,443,444
3.90%, 1/25/2028	1,933,000	1,911,080
4.35%, 4/15/2030	1,493,000	1,466,335
4.85%, 3/29/2029	1,832,000	1,835,224
5.33%, 1/15/2036 (a)	786,000	773,330
5.68%, 1/15/2035	410,000	416,294
6.35%, 1/5/2034	2,347,000	2,486,412
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,873,000	1,625,895
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	1,181,000	1,044,087
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	1,939,000	1,866,443
3.80%, 1/31/2028	2,686,000	2,653,419
SOFR + 1.25%, 4.49%, 9/11/2031 (c)	1,684,000	1,652,610
SOFR + 1.15%, 4.72%, 1/30/2032 (c)	2,195,000	2,164,336
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	2,436,000	2,375,441
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	1,705,000	1,723,073
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	1,755,000	1,758,791
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	2,743,000	2,711,949
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	$1,689,000	$1,716,919
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	1,621,000	1,641,797
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	1,927,000	1,967,120
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	1,944,000	1,997,188
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	1,593,000	1,637,811
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	7,296,000	7,579,377
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	3,077,000	3,153,648
SOFR + 2.64%, 6.31%, 6/8/2029 (a) (c)	3,053,000	3,140,468
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	2,703,000	2,860,017
6.70%, 11/29/2032	1,549,000	1,682,818
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	3,506,000	3,845,556
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	1,569,000	1,804,491
Carlyle Group, Inc. 5.05%, 9/19/2035 (a)	1,567,000	1,499,619
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	802,000	700,547
3.00%, 3/16/2032	3,904,000	3,553,772
Charles Schwab Corp.:
1.65%, 3/11/2031	1,271,000	1,110,282
1.95%, 12/1/2031	1,544,000	1,343,465
2.00%, 3/20/2028	2,241,000	2,150,508
2.30%, 5/13/2031 (a)	1,962,000	1,759,463
2.75%, 10/1/2029	1,477,000	1,396,297
2.90%, 3/3/2032 (a)	1,678,000	1,520,839
4.00%, 2/1/2029	845,000	836,956
SOFR + 0.94%, 4.34%, 11/14/2031 (a) (c)	1,610,000	1,583,596
SOFR + 0.62%, 4.60%, 7/27/2029 (c)	3,000,000	2,996,670
4.63%, 3/22/2030 (a)	511,000	513,841
SOFR + 0.78%, 4.74%, 5/21/2030 (c)	4,563,000	4,573,176
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	1,832,000	1,791,696
SOFR + 1.28%, 5.49%, 5/21/2037 (c)	972,000	985,268
SOFR + 2.21%, 5.64%, 5/19/2029 (a) (c)	2,176,000	2,217,888
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	2,202,000	2,300,385
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	2,186,000	2,322,909
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	25,114,000	25,975,661
CME Group, Inc.:
2.65%, 3/15/2032	1,839,000	1,660,801
Security Description	Principal Amount	Value
3.75%, 6/15/2028	$200,000	$197,956
4.40%, 3/15/2030	1,821,000	1,813,224
Enact Holdings, Inc. 6.25%, 5/28/2029	1,793,000	1,846,162
Franklin Resources, Inc. 1.60%, 10/30/2030	1,542,000	1,357,669
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	1,286,000	1,283,595
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	2,447,000	2,063,457
2.10%, 6/15/2030	1,788,000	1,622,932
3.10%, 9/15/2027	1,312,000	1,292,910
3.63%, 9/1/2028	1,536,000	1,507,661
3.75%, 9/21/2028	1,501,000	1,474,763
3.95%, 12/1/2028	3,097,000	3,054,757
4.00%, 9/15/2027	2,795,000	2,781,388
4.20%, 3/15/2031	1,687,000	1,653,209
4.35%, 6/15/2029	2,442,000	2,423,636
4.60%, 3/15/2033	2,473,000	2,430,811
5.25%, 6/15/2031	1,065,000	1,088,920
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	1,415,000	1,426,829
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,868,000	1,627,103
2.75%, 10/15/2032	3,321,000	2,838,093
4.15%, 1/23/2030	1,817,000	1,755,931
5.13%, 4/28/2031 (a)	1,722,000	1,700,699
5.50%, 2/15/2036	5,604,000	5,407,356
5.88%, 7/21/2028	2,136,000	2,177,609
6.20%, 4/14/2034	4,328,000	4,429,708
6.25%, 1/15/2036	1,694,000	1,728,761
KKR & Co., Inc. 5.10%, 8/7/2035 (a)	1,276,000	1,234,683
Lazard Group LLC:
4.38%, 3/11/2029	1,481,000	1,463,761
4.50%, 9/19/2028	545,000	540,972
5.63%, 8/1/2035	1,301,000	1,306,555
6.00%, 3/15/2031	1,166,000	1,209,375
LPL Holdings, Inc.:
4.90%, 4/3/2028	795,000	795,668
5.15%, 6/15/2030	1,211,000	1,213,846
5.20%, 3/15/2030	1,686,000	1,695,442
5.65%, 3/15/2035	1,735,000	1,724,729
5.75%, 6/15/2035 (a)	1,673,000	1,674,054
6.00%, 5/20/2034	1,561,000	1,596,497
6.75%, 11/17/2028	791,000	822,339
Marex Group PLC:
5.68%, 4/21/2031	1,401,000	1,401,154
5.83%, 5/8/2028	1,882,000	1,894,365
6.40%, 11/4/2029	1,536,000	1,572,833
Mastercard, Inc.:
1.90%, 3/15/2031	1,350,000	1,199,759
2.00%, 11/18/2031 (a)	1,345,000	1,187,971
2.95%, 6/1/2029	1,520,000	1,463,821
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.35%, 3/26/2030	$3,077,000	$2,959,397
3.50%, 2/26/2028	1,206,000	1,192,010
4.10%, 1/15/2028	1,044,000	1,041,004
4.33%, 6/8/2028	1,830,000	1,829,103
4.35%, 1/15/2032	1,404,000	1,383,670
4.43%, 6/8/2029 (a)	1,490,000	1,487,810
4.55%, 3/15/2028	1,614,000	1,619,165
4.55%, 1/15/2035 (a)	1,469,000	1,431,555
4.60%, 6/8/2031	8,093,000	8,078,594
4.85%, 3/9/2033	1,726,000	1,738,703
4.88%, 5/9/2034	1,308,000	1,311,205
4.95%, 3/15/2032	1,191,000	1,207,996
5.00%, 6/8/2036	14,070,000	14,020,192
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	1,897,000	1,664,978
5.35%, 6/28/2028	200,000	202,666
5.55%, 2/15/2034	1,442,000	1,481,540
Nomura Holdings, Inc.:
2.17%, 7/14/2028	1,496,000	1,421,798
2.61%, 7/14/2031	2,292,000	2,046,550
2.68%, 7/16/2030	1,341,000	1,229,281
2.71%, 1/22/2029	2,045,000	1,941,114
3.00%, 1/22/2032 (a)	792,000	713,156
3.10%, 1/16/2030	2,169,000	2,039,164
5.00%, 6/29/2029 (a)	3,050,000	3,057,229
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	1,964,000	1,916,805
5.17%, 7/14/2031 (a)	1,725,000	1,729,571
5.49%, 6/29/2035 (a)	1,116,000	1,133,030
5.55%, 7/14/2036	2,800,000	2,807,140
5.59%, 7/2/2027 (a)	1,553,000	1,568,095
5.61%, 7/6/2029	782,000	797,562
5.78%, 7/3/2034 (a)	1,736,000	1,790,563
5.84%, 1/18/2028	1,779,000	1,809,955
6.07%, 7/12/2028	1,505,000	1,543,347
6.09%, 7/12/2033 (a)	1,008,000	1,060,940
6.18%, 1/18/2033 (a)	1,193,000	1,260,452
ORIX Corp.:
2.25%, 3/9/2031	1,062,000	945,339
3.70%, 7/18/2027 (a)	1,166,000	1,155,226
4.00%, 4/13/2032	815,000	778,105
4.45%, 9/9/2030	511,000	503,166
4.65%, 9/10/2029	1,500,000	1,499,130
5.00%, 9/13/2027 (a)	1,796,000	1,803,507
5.20%, 9/13/2032 (a)	1,067,000	1,080,679
5.40%, 2/25/2035	1,732,000	1,751,364
Radian Group, Inc. 6.20%, 5/15/2029 (a)	1,657,000	1,710,521
Raymond James Financial, Inc. 4.90%, 9/11/2035	1,535,000	1,496,487
Stifel Financial Corp. 4.00%, 5/15/2030	1,201,000	1,160,190
Sumisho Air Lease Corp.:
2.10%, 9/1/2028 (a)	3,145,000	2,968,786
Series MTN, 2.88%, 1/15/2032 (a)	1,355,000	1,210,245
Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/1/2030	$1,963,000	$1,836,367
3.13%, 12/1/2030	1,466,000	1,357,223
4.40%, 3/24/2028 (b)	1,102,000	1,095,862
4.50%, 3/24/2029 (b)	904,000	896,343
4.63%, 10/1/2028	345,000	343,689
4.85%, 3/24/2031 (b)	1,109,000	1,097,200
5.10%, 3/1/2029	500,000	502,985
Series MTN, 5.20%, 7/15/2031	1,890,000	1,898,354
5.50%, 3/24/2036 (a) (b)	1,249,000	1,244,041
5.85%, 12/15/2027	561,000	569,763
Synchrony Financial:
2.88%, 10/28/2031	1,667,000	1,469,977
3.95%, 12/1/2027	1,757,000	1,739,307
SOFR + 1.53%, 4.95%, 2/25/2032 (c)	1,442,000	1,404,998
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	931,000	931,121
5.15%, 3/19/2029	1,388,000	1,388,139
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	1,219,000	1,218,805
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	1,714,000	1,746,189
SOFR + 2.07%, 6.00%, 7/29/2036 (a) (c)	1,829,000	1,835,511
TPG Operating Group II LP:
4.88%, 5/15/2031	1,284,000	1,265,010
5.38%, 1/15/2036	200,000	194,582
5.88%, 3/5/2034	1,603,000	1,624,977
UBS Americas, Inc. 7.13%, 7/15/2032	1,551,000	1,725,922
Visa, Inc.:
1.10%, 2/15/2031	1,658,000	1,434,336
2.05%, 4/15/2030	2,864,000	2,633,305
2.75%, 9/15/2027	1,444,000	1,418,918
3.80%, 2/12/2029	7,305,000	7,214,418
4.40%, 2/12/2033	1,764,000	1,737,064
4.70%, 2/12/2036	1,574,000	1,553,774
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,752,000	1,721,936
5.00%, 9/20/2034 (a)	1,494,000	1,468,423
5.05%, 3/2/2036	1,604,000	1,558,831
Western Union Co.:
2.75%, 3/15/2031 (a)	1,676,000	1,511,082
4.75%, 6/15/2029	1,315,000	1,303,901
		540,656,609
ELECTRIC — 7.6%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	1,189,000	1,075,736
3.95%, 6/1/2028	1,588,000	1,570,135
4.70%, 5/15/2032	1,347,000	1,329,664
Series Q, 5.20%, 4/15/2036	1,478,000	1,456,081
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.40%, 6/1/2033	$1,642,000	$1,666,942
5.45%, 5/15/2029	3,304,000	3,368,494
5.70%, 5/15/2034	1,115,000	1,150,736
AEP Transmission Co. LLC:
5.15%, 4/1/2034	1,240,000	1,248,643
5.25%, 6/1/2036	1,632,000	1,638,038
5.38%, 6/15/2035	1,206,000	1,223,921
AES Corp.:
2.45%, 1/15/2031	1,949,000	1,742,387
5.20%, 7/15/2029	250,000	251,485
5.45%, 6/1/2028	1,782,000	1,801,477
5.75%, 7/15/2033 (a)	225,000	226,341
5.80%, 3/15/2032	1,785,000	1,808,830
Alabama Power Co.:
3.05%, 3/15/2032	1,489,000	1,364,341
Series C, 4.30%, 3/15/2031	8,115,000	7,978,262
5.10%, 4/2/2035	634,000	637,696
5.85%, 11/15/2033	1,788,000	1,879,510
Ameren Corp.:
1.75%, 3/15/2028	833,000	794,049
3.50%, 1/15/2031	62,000	58,754
5.00%, 1/15/2029	1,079,000	1,087,934
5.00%, 5/15/2036	1,889,000	1,843,853
5.38%, 3/15/2035	808,000	817,050
Ameren Illinois Co.:
1.55%, 11/15/2030 (a)	338,000	297,278
3.80%, 5/15/2028	400,000	395,380
3.85%, 9/1/2032	1,633,000	1,549,995
4.95%, 6/1/2033	1,426,000	1,427,668
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,013,000	930,906
3.20%, 11/13/2027	896,000	880,356
Series J, 4.30%, 12/1/2028	850,000	844,611
5.20%, 1/15/2029	1,726,000	1,751,994
5.63%, 3/1/2033 (a)	1,564,000	1,620,648
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	3,096,000	3,077,703
5.95%, 11/1/2032	934,000	983,894
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (c)	1,162,000	1,240,179
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (c)	3,884,000	4,034,816
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031 (a)	1,672,000	1,522,807
Series BB, 4.50%, 8/1/2032	279,000	273,322
5.65%, 4/1/2034	1,142,000	1,174,113
Arizona Public Service Co.:
2.60%, 8/15/2029	793,000	745,547
2.95%, 9/15/2027	359,000	352,423
5.10%, 3/15/2036	715,000	703,346
5.55%, 8/1/2033	1,264,000	1,297,888
5.70%, 8/15/2034	1,580,000	1,630,449
6.35%, 12/15/2032	1,398,000	1,490,380
Security Description	Principal Amount	Value
Atlantic City Electric Co.:
2.30%, 3/15/2031	$1,964,000	$1,762,120
4.00%, 10/15/2028	1,445,000	1,430,868
Avangrid, Inc. 3.80%, 6/1/2029	900,000	876,339
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	780,000	695,698
5.15%, 6/1/2033	3,282,000	3,310,750
5.30%, 6/1/2034	1,941,000	1,963,399
5.45%, 6/1/2035	1,746,000	1,775,857
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	5,220,000	4,520,885
3.25%, 4/15/2028	1,862,000	1,822,768
3.70%, 7/15/2030	843,000	814,144
6.13%, 4/1/2036	418,000	445,726
Black Hills Corp.:
2.50%, 6/15/2030	115,000	105,184
3.05%, 10/15/2029	1,524,000	1,444,264
4.35%, 5/1/2033	1,296,000	1,234,492
4.55%, 1/31/2031	1,102,000	1,084,577
6.00%, 1/15/2035	876,000	909,603
6.15%, 5/15/2034	1,560,000	1,635,535
CenterPoint Energy Houston Electric LLC:
Series AG, 3.00%, 3/1/2032	2,708,000	2,465,688
Series AR, 4.85%, 4/1/2036	745,000	728,692
4.95%, 4/1/2033	1,464,001	1,466,856
5.15%, 3/1/2034	1,375,000	1,387,939
5.20%, 10/1/2028	1,531,000	1,552,158
Series K2, 6.95%, 3/15/2033	5,499,000	6,115,548
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	46,000	43,229
5.40%, 6/1/2029	433,000	442,149
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (a) (c)	784,000	806,422
Series B, 5 yr. CMT + 2.95%, 6.85%, 2/15/2055 (a) (c)	400,000	419,964
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (c)	3,514,000	3,637,482
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	2,261,000	2,100,017
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	6,249,000	6,118,458
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	1,824,000	1,863,088
Commonwealth Edison Co.:
2.20%, 3/1/2030	387,000	356,110
Series 132, 3.15%, 3/15/2032	1,525,000	1,405,028
3.70%, 8/15/2028	823,000	810,696
4.55%, 6/1/2031	3,274,000	3,253,210
4.90%, 2/1/2033 (a)	818,000	824,184
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.30%, 6/1/2034	$818,000	$836,765
Series 103, 5.90%, 3/15/2036	13,000	13,750
Connecticut Light & Power Co.:
4.65%, 1/1/2029	822,000	824,359
4.90%, 7/1/2033	863,000	867,056
4.95%, 1/15/2030	779,000	787,997
4.95%, 8/15/2034	1,555,000	1,548,018
Consolidated Edison Co. of New York, Inc.:
Series 20A, 3.35%, 4/1/2030	691,000	659,836
3.80%, 5/15/2028	1,586,000	1,566,936
Series D, 4.00%, 12/1/2028	211,000	208,780
5.13%, 3/15/2035	1,187,000	1,189,196
5.15%, 6/15/2036	4,046,000	4,033,417
5.20%, 3/1/2033	1,502,000	1,530,178
Series 2005-A, 5.30%, 3/1/2035	794,000	805,934
5.38%, 5/15/2034	1,976,000	2,018,286
5.50%, 3/15/2034	1,648,000	1,705,219
Series 06-A, 5.85%, 3/15/2036	1,000	1,047
Constellation Energy Generation LLC:
3.75%, 3/1/2031 (b)	508,000	483,616
3.90%, 1/8/2028	1,859,000	1,843,106
4.40%, 1/15/2031	1,519,000	1,492,919
4.55%, 6/1/2029	1,717,000	1,710,681
4.63%, 2/1/2029 (b)	1,177,000	1,170,362
4.80%, 1/15/2032	1,597,000	1,584,128
5.00%, 2/1/2031 (a) (b)	1,904,000	1,901,468
5.30%, 6/1/2036	1,372,000	1,364,646
5.60%, 3/1/2028	757,000	768,779
5.80%, 3/1/2033	553,000	577,360
6.13%, 1/15/2034	1,840,000	1,954,098
Consumers Energy Co.:
3.60%, 8/15/2032	1,257,000	1,182,171
4.50%, 1/15/2031	1,684,000	1,671,740
4.60%, 5/30/2029	346,000	347,277
4.63%, 5/15/2033	1,705,000	1,679,783
4.65%, 3/1/2028 (a)	512,000	514,790
4.90%, 2/15/2029	360,000	363,906
5.05%, 5/15/2035	243,000	243,304
5.13%, 5/1/2036	1,442,000	1,440,731
Dayton Power & Light Co. 4.55%, 8/15/2030	2,014,000	1,983,085
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	1,799,000	1,596,109
5.30%, 5/15/2033	1,121,000	1,149,664
Series 2025, 5.30%, 1/15/2035	1,687,000	1,709,268
6.63%, 2/1/2032	1,494,000	1,628,296
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	$1,603,000	$1,416,763
4.25%, 6/1/2028	307,000	304,980
Series A, 4.35%, 8/15/2032 (a)	1,626,000	1,572,748
5.00%, 6/15/2030	1,716,000	1,733,967
Series F, 5.25%, 8/1/2033	1,745,000	1,760,304
5.35%, 6/15/2036	1,895,000	1,897,331
5.45%, 3/15/2035 (a)	1,916,000	1,944,951
Series B, 5.95%, 6/15/2035	1,324,000	1,390,756
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	2,889,000	2,898,649
Series E, 6.30%, 3/15/2033	1,529,000	1,632,957
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	3,263,000	3,371,299
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	1,435,000	1,519,909
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,717,000	1,648,715
2.25%, 3/1/2030	1,062,000	979,769
Series C, 2.63%, 3/1/2031	5,977,000	5,469,493
Series A, 4.85%, 3/1/2036	1,504,000	1,469,694
5.20%, 4/1/2033	1,768,000	1,803,696
5.20%, 3/1/2034	1,719,000	1,748,171
5.25%, 5/15/2035	1,497,000	1,514,410
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	163,000	157,350
4.88%, 6/1/2028	1,785,000	1,793,015
5.05%, 10/1/2035 (a)	1,510,000	1,482,458
5.10%, 3/1/2029	1,989,000	2,011,456
5.20%, 4/1/2030	1,842,000	1,868,838
5.85%, 6/1/2034	1,563,000	1,632,241
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	831,000	781,290
2.45%, 2/1/2030	987,000	917,367
2.55%, 4/15/2031	1,904,000	1,730,888
2.85%, 3/15/2032	1,365,000	1,237,059
4.65%, 6/15/2031	14,495,000	14,482,969
4.85%, 3/15/2030	55,000	55,489
4.85%, 1/15/2034	1,373,000	1,363,444
4.95%, 1/15/2033	1,577,000	1,588,354
5.15%, 6/15/2036	2,090,000	2,091,672
5.25%, 3/15/2035	1,332,000	1,348,850
Series A, 6.00%, 12/1/2028	1,184,000	1,223,155
6.45%, 10/15/2032	795,000	859,085
Duke Energy Corp.:
2.45%, 6/1/2030	1,448,000	1,331,320
2.55%, 6/15/2031	2,013,000	1,815,303
3.15%, 8/15/2027	1,943,000	1,915,273
3.40%, 6/15/2029	735,000	710,135
4.30%, 3/15/2028	1,657,000	1,651,333
4.50%, 8/15/2032 (a)	1,343,000	1,316,973
4.85%, 1/5/2029	1,430,000	1,438,394
4.95%, 9/15/2035 (a)	1,533,000	1,499,673
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.45%, 6/15/2034 (a)	$1,665,000	$1,699,349
5.75%, 9/15/2033	1,689,000	1,761,711
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (c)	3,108,000	3,221,100
Duke Energy Florida LLC:
2.40%, 12/15/2031	793,000	705,516
4.20%, 12/1/2030	1,682,000	1,651,573
4.85%, 12/1/2035	1,507,000	1,474,584
5.88%, 11/15/2033	1,577,000	1,662,647
Duke Energy Indiana LLC:
Series DDDD, 4.95%, 3/15/2036	793,000	779,448
5.25%, 3/1/2034	1,231,000	1,250,499
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	784,000	713,965
3.65%, 2/1/2029	1,817,000	1,780,533
5.25%, 4/1/2033	1,738,000	1,769,753
5.30%, 6/15/2035	799,000	806,503
Duke Energy Progress LLC:
2.00%, 8/15/2031	1,732,000	1,528,317
3.40%, 4/1/2032 (a)	1,536,000	1,430,615
3.45%, 3/15/2029	1,324,000	1,289,377
3.70%, 9/1/2028	401,000	394,801
5.05%, 3/15/2035	1,617,000	1,617,485
5.10%, 3/15/2034	1,510,000	1,531,246
5.25%, 3/15/2033	1,260,000	1,285,288
Edison International:
4.13%, 3/15/2028	1,713,000	1,688,521
4.80%, 3/15/2031	1,683,000	1,636,953
5.00%, 5/5/2028	1,724,000	1,726,103
5.25%, 11/15/2028	1,479,000	1,481,618
5.25%, 3/15/2032	1,260,000	1,242,637
5.45%, 6/15/2029	1,638,000	1,653,921
6.25%, 3/15/2030	1,346,000	1,382,006
6.95%, 11/15/2029	1,887,000	1,971,745
El Paso Electric Co. 6.00%, 5/15/2035	509,000	522,921
Emera U.S. Finance LLC:
4.50%, 4/1/2029	1,815,000	1,802,712
5.20%, 4/1/2033	1,573,000	1,566,566
Emera U.S. Finance LP 2.64%, 6/15/2031	1,681,000	1,510,513
Enel Chile SA 4.88%, 6/12/2028	1,701,000	1,707,617
Entergy Arkansas LLC:
4.00%, 6/1/2028	1,907,000	1,891,248
4.95%, 1/15/2036	1,077,000	1,055,934
5.15%, 1/15/2033	1,629,000	1,647,489
5.30%, 9/15/2033	815,000	833,435
5.45%, 6/1/2034	1,819,000	1,871,260
Entergy Corp.:
2.40%, 6/15/2031	1,135,000	1,010,865
2.80%, 6/15/2030	167,000	155,151
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (a) (c)	4,869,000	5,033,329
Security Description	Principal Amount	Value
Entergy Louisiana LLC:
1.60%, 12/15/2030	$505,000	$443,415
2.35%, 6/15/2032	1,786,000	1,563,125
3.05%, 6/1/2031	1,617,000	1,495,143
3.12%, 9/1/2027	1,426,000	1,406,692
4.00%, 3/15/2033	1,353,000	1,278,206
4.90%, 4/15/2036	824,000	803,070
5.15%, 9/15/2034	1,102,000	1,111,874
5.35%, 3/15/2034	841,000	860,696
Entergy Mississippi LLC:
2.85%, 6/1/2028	1,590,000	1,543,588
5.00%, 9/1/2033	789,000	790,665
5.05%, 4/15/2036	1,689,000	1,660,405
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,965,000	1,719,630
5.20%, 6/15/2036	1,494,000	1,483,557
5.25%, 4/15/2035	735,000	737,058
Evergy Kansas Central, Inc.:
4.70%, 3/13/2028	721,000	722,132
5.25%, 3/15/2035	734,000	736,591
5.30%, 7/1/2036 (d)	900,000	901,170
5.90%, 11/15/2033	1,530,000	1,613,324
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	65,000	59,435
4.95%, 4/15/2033	9,660,000	9,642,419
5.13%, 8/15/2035	560,000	554,316
5.40%, 4/1/2034 (a)	1,344,000	1,376,484
Evergy, Inc.:
4.25%, 3/15/2029	1,099,000	1,086,263
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	3,057,000	3,125,263
Eversource Energy:
Series R, 1.65%, 8/15/2030	1,482,000	1,307,450
2.55%, 3/15/2031 (a)	1,140,000	1,026,855
Series M, 3.30%, 1/15/2028	1,693,000	1,657,684
3.38%, 3/1/2032	1,746,000	1,603,911
Series O, 4.25%, 4/1/2029	630,000	623,662
4.45%, 12/15/2030	1,828,000	1,796,430
5.13%, 5/15/2033	1,635,000	1,634,362
5.45%, 3/1/2028	2,315,000	2,342,548
5.50%, 1/1/2034	1,237,000	1,258,561
5.85%, 4/15/2031	1,107,000	1,148,070
5.95%, 2/1/2029	2,130,000	2,190,236
5.95%, 7/15/2034	2,031,000	2,121,298
Exelon Corp.:
3.35%, 3/15/2032 (a)	1,545,000	1,428,414
4.05%, 4/15/2030	100,000	97,618
4.95%, 3/15/2036	1,098,000	1,066,487
4.95%, 6/15/2035	1,159,000	1,125,887
5.13%, 3/15/2031	1,322,000	1,338,816
5.15%, 3/15/2028	1,521,000	1,535,252
5.15%, 3/15/2029	593,000	600,810
5.30%, 3/15/2033	1,757,000	1,788,029
5.45%, 3/15/2034	1,276,000	1,301,367
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.63%, 6/15/2035	$696,000	$712,551
FirstEnergy Corp. Series B, 2.25%, 9/1/2030 (a)	40,000	36,022
FirstEnergy Pennsylvania Electric Co.:
4.15%, 3/15/2028 (b)	4,336,000	4,311,025
4.55%, 3/15/2031 (a) (b)	1,137,000	1,129,166
FirstEnergy Transmission LLC:
4.75%, 1/15/2033	1,351,000	1,323,939
5.00%, 1/15/2035	1,345,000	1,322,444
Florida Power & Light Co.:
2.45%, 2/3/2032	2,345,000	2,091,318
4.40%, 5/15/2028	1,763,000	1,763,864
4.63%, 5/15/2030	1,682,000	1,685,801
4.70%, 2/15/2036	3,652,000	3,539,409
4.80%, 5/15/2033	1,529,000	1,522,670
4.95%, 6/1/2035	373,000	370,755
5.00%, 8/1/2034	786,000	788,075
5.10%, 4/1/2033	1,428,000	1,446,378
5.13%, 6/1/2036	6,218,000	6,223,285
5.15%, 6/15/2029	4,783,000	4,869,285
5.30%, 6/15/2034	2,472,000	2,521,564
5.63%, 4/1/2034	3,365,000	3,496,168
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	782,000	737,551
4.00%, 10/1/2028 (a)	1,800,000	1,781,622
4.55%, 3/15/2030	1,125,000	1,122,548
4.60%, 6/15/2029	1,627,000	1,630,156
4.65%, 5/16/2028	1,479,000	1,483,511
4.70%, 5/15/2032	1,602,000	1,599,645
4.85%, 3/15/2031	1,965,000	1,978,028
4.95%, 5/17/2033	890,000	895,367
5.20%, 3/15/2035	1,521,000	1,537,320
5.25%, 3/15/2034	1,828,000	1,856,974
Hydro One, Inc. 4.75%, 5/30/2031	6,415,000	6,427,830
Idaho Power Co.:
4.85%, 3/1/2036	6,603,000	6,428,087
5.20%, 8/15/2034	805,000	815,956
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	467,999
Interstate Power & Light Co.:
2.30%, 6/1/2030	65,000	59,539
4.95%, 9/30/2034	1,670,000	1,638,604
5.60%, 6/29/2035	1,112,000	1,140,790
5.70%, 10/15/2033	1,342,000	1,390,876
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,647,000	1,600,752
5.75%, 4/1/2034	1,467,000	1,461,924
ITC Holdings Corp. 3.35%, 11/15/2027	772,000	759,579
Jersey Central Power & Light Co.:
4.15%, 1/15/2029	1,834,000	1,809,571
4.40%, 1/15/2031	1,630,000	1,602,355
Security Description	Principal Amount	Value
5.10%, 1/15/2035	$1,397,000	$1,393,116
5.15%, 1/15/2036	500,000	495,995
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,319,000	1,355,602
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	1,341,000	1,376,751
MidAmerican Energy Co.:
5.35%, 1/15/2034	1,003,000	1,029,018
6.75%, 12/30/2031	787,000	863,079
Mississippi Power Co. 3.95%, 3/30/2028	1,380,000	1,368,173
National Grid PLC:
5.41%, 6/9/2036	2,490,000	2,479,368
5.42%, 1/11/2034	1,461,000	1,481,118
5.60%, 6/12/2028	1,827,000	1,859,758
5.81%, 6/12/2033	1,695,000	1,764,258
National Grid USA 5.80%, 4/1/2035 (a)	1,288,000	1,343,448
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.65%, 6/15/2031	1,336,000	1,157,310
2.40%, 3/15/2030	2,533,000	2,334,742
2.75%, 4/15/2032	1,784,000	1,595,984
3.70%, 3/15/2029	1,288,000	1,259,677
3.90%, 11/1/2028	48,000	47,292
3.95%, 12/10/2027	88,000	87,454
4.02%, 11/1/2032	1,364,000	1,302,538
Series D, 4.05%, 2/9/2029	1,916,000	1,890,824
4.12%, 9/16/2027	270,000	269,214
4.15%, 12/15/2032 (a)	922,000	887,803
Series D, 4.15%, 8/25/2028	1,997,000	1,981,124
4.30%, 12/10/2030	1,559,000	1,537,205
4.40%, 5/11/2029	1,393,000	1,386,467
Series GMTN, 4.85%, 2/7/2029	483,000	485,869
5.00%, 8/15/2034 (a)	1,185,000	1,187,761
Series GMTN, 5.00%, 2/7/2031 (a)	1,341,000	1,355,671
Series MTN, 5.05%, 9/15/2028	2,084,000	2,107,820
5.15%, 6/15/2029	655,000	664,963
5.80%, 1/15/2033	1,517,000	1,593,836
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	1,197,000	1,241,074
Series MTN, 8.00%, 3/1/2032	1,633,000	1,883,584
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	2,402,000	2,349,396
5 yr. CMT + 1.94%, 6.25%, 5/15/2055 (c)	980,000	982,920
Series N, 6.65%, 4/1/2036	900,000	988,191
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	$2,727,000	$2,594,195
2.25%, 6/1/2030	3,858,000	3,519,576
2.44%, 1/15/2032	1,281,000	1,129,970
3.50%, 4/1/2029	471,000	457,478
4.69%, 9/1/2027	3,486,000	3,494,366
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	2,267,000	2,236,033
4.90%, 3/15/2029	1,286,000	1,297,047
5.00%, 7/15/2032	2,392,000	2,403,553
5.05%, 3/15/2030	5,071,000	5,135,909
5.05%, 2/28/2033 (a)	1,689,000	1,697,445
5.25%, 3/15/2034 (a)	1,195,000	1,209,902
5.45%, 3/15/2035 (a)	1,067,000	1,083,144
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (c)	4,872,000	4,855,240
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	500,000	513,120
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (c)	6,887,000	7,053,734
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	1,639,000	1,703,921
Northern States Power Co. 5.05%, 5/15/2035	1,831,000	1,835,797
NSTAR Electric Co.:
1.95%, 8/15/2031	211,000	185,087
3.25%, 5/15/2029	1,620,000	1,565,212
3.95%, 4/1/2030	1,890,000	1,844,356
4.65%, 5/15/2031	1,347,000	1,344,602
4.85%, 3/1/2030	1,110,000	1,117,271
5.20%, 3/1/2035	1,392,000	1,402,231
5.20%, 5/15/2036	1,167,000	1,171,435
5.40%, 6/1/2034	1,692,000	1,727,955
OGE Energy Corp. 5.45%, 5/15/2029	1,000	1,019
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	1,150,000	1,003,030
Series P, 2.60%, 4/1/2030	1,604,000	1,489,105
5.00%, 6/1/2033	1,045,000	1,042,461
5.65%, 6/1/2034	821,000	847,173
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	462,000	439,616
3.30%, 3/15/2030	1,015,000	966,057
5.40%, 1/15/2033	1,428,000	1,464,828
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	1,187,000	1,107,198
3.70%, 11/15/2028	1,674,000	1,644,420
4.15%, 6/1/2032	1,569,000	1,520,126
4.30%, 5/15/2028	879,000	875,915
4.50%, 3/15/2031 (b)	1,774,000	1,755,816
4.55%, 9/15/2032	1,440,000	1,417,939
4.65%, 11/1/2029	59,000	59,071
Security Description	Principal Amount	Value
5.35%, 4/1/2035	$1,898,000	$1,931,272
5.65%, 11/15/2033	1,643,000	1,712,893
7.00%, 5/1/2032	1,675,000	1,856,804
7.25%, 1/15/2033	826,000	932,571
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	1,146,000	1,115,585
2.50%, 2/1/2031	10,491,000	9,417,456
3.00%, 6/15/2028	2,381,000	2,304,165
3.25%, 6/1/2031	1,578,000	1,456,415
3.75%, 7/1/2028	1,859,500	1,826,345
4.20%, 3/1/2029	335,000	330,079
4.40%, 3/1/2032	1,295,000	1,251,190
4.65%, 8/1/2028	1,603,000	1,598,367
5.00%, 6/4/2028	3,431,000	3,449,287
5.05%, 11/15/2031	4,391,000	4,386,433
5.05%, 10/15/2032 (a)	1,804,000	1,790,362
5.55%, 5/15/2029	299,000	305,058
5.60%, 8/15/2036	1,578,000	1,577,905
5.70%, 3/1/2035	1,652,000	1,668,190
5.80%, 5/15/2034	2,161,000	2,209,406
5.90%, 6/15/2032	1,848,000	1,911,368
6.00%, 8/15/2035	1,616,000	1,665,951
6.10%, 1/15/2029	2,419,000	2,490,772
6.15%, 1/15/2033 (a)	944,000	985,640
6.40%, 6/15/2033	1,488,000	1,574,736
6.95%, 3/15/2034	1,879,000	2,048,880
PacifiCorp:
2.70%, 9/15/2030	1,448,000	1,329,655
3.50%, 6/15/2029	839,000	809,241
4.25%, 3/15/2029	1,791,000	1,768,236
4.65%, 4/15/2029	590,000	588,307
5.10%, 2/15/2029	1,724,000	1,738,913
5.10%, 4/15/2031	1,072,000	1,081,691
5.25%, 6/15/2035	1,848,000	1,827,192
5.30%, 2/15/2031	1,750,000	1,774,762
5.45%, 4/15/2033	1,517,000	1,540,089
5.45%, 2/15/2034	1,689,000	1,707,849
5.80%, 4/15/2036	430,000	441,060
7.70%, 11/15/2031	1,808,000	2,035,266
PECO Energy Co.:
4.88%, 9/15/2035	908,000	898,484
4.90%, 6/15/2033 (a)	842,000	848,088
Pinnacle West Capital Corp.:
4.65%, 6/1/2029 (a)	1,198,000	1,198,180
4.90%, 5/15/2028	810,000	813,005
5.15%, 5/15/2030	841,000	852,362
Potomac Electric Power Co. 5.20%, 3/15/2034	1,482,000	1,504,512
PPL Capital Funding, Inc. 5.25%, 9/1/2034	1,365,000	1,370,419
PPL Electric Utilities Corp.:
4.85%, 2/15/2034	1,693,000	1,679,524
5.00%, 5/15/2033	1,074,000	1,080,884
Progress Energy, Inc.:
7.00%, 10/30/2031 (a)	1,061,000	1,162,177
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.75%, 3/1/2031	$1,606,000	$1,794,560
Public Service Co. of Colorado:
1.88%, 6/15/2031	4,836,000	4,222,602
Series 35, 1.90%, 1/15/2031	5,495,000	4,861,317
3.70%, 6/15/2028	1,392,000	1,373,138
Series 38, 4.10%, 6/1/2032	1,481,000	1,423,271
4.15%, 3/13/2029	1,723,000	1,706,890
5.15%, 9/15/2035	1,904,000	1,892,957
5.35%, 5/15/2034	1,435,000	1,456,511
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	618,000	548,704
4.40%, 7/1/2028	1,899,000	1,897,747
5.35%, 10/1/2033	1,038,000	1,060,130
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	1,229,000	1,080,647
5.20%, 1/15/2035	427,000	425,198
5.25%, 1/15/2033	841,000	852,446
5.45%, 1/15/2036	1,378,000	1,391,932
Public Service Electric & Gas Co.:
Series MTN, 3.10%, 3/15/2032	1,331,000	1,222,617
Series MTN, 3.20%, 5/15/2029	675,000	653,312
Series MTN, 3.65%, 9/1/2028	232,000	228,256
Series MTN, 3.70%, 5/1/2028	470,000	464,647
Series R, 4.20%, 1/1/2031	1,344,000	1,320,426
Series MTN, 4.65%, 3/15/2033	1,632,000	1,614,864
4.85%, 8/1/2034	1,288,000	1,276,228
4.90%, 8/15/2035	1,687,000	1,670,602
Series MTN, 4.90%, 12/15/2032	1,211,000	1,218,012
Series Q, 5.05%, 3/1/2035	972,000	974,897
5.20%, 8/1/2033	1,046,000	1,066,041
Series MTN, 5.20%, 3/1/2034	1,408,000	1,428,233
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	1,790,000	1,577,545
2.45%, 11/15/2031	1,342,000	1,190,005
4.80%, 6/15/2031	2,946,000	2,938,429
4.90%, 3/15/2030	782,000	787,677
5.20%, 4/1/2029	1,792,000	1,815,386
5.40%, 3/15/2035	835,000	843,751
5.45%, 4/1/2034	1,245,000	1,268,966
5.88%, 10/15/2028	1,292,000	1,325,127
6.13%, 10/15/2033	1,294,000	1,369,984
Puget Energy, Inc.:
2.38%, 6/15/2028	1,564,000	1,494,637
4.10%, 6/15/2030	328,000	317,465
Security Description	Principal Amount	Value
4.22%, 3/15/2032	$1,573,000	$1,509,687
5.73%, 3/15/2035	1,386,000	1,395,106
Puget Sound Energy, Inc. 5.33%, 6/15/2034 (a)	1,069,000	1,089,674
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,649,000	1,459,332
3.00%, 3/15/2032	1,536,000	1,394,995
4.95%, 8/15/2028	604,000	608,790
Series DDDD, 5.20%, 3/15/2036	1,307,000	1,301,550
5.40%, 4/15/2035	1,756,000	1,785,887
Sempra:
3.40%, 2/1/2028	1,994,000	1,956,453
3.70%, 4/1/2029	200,000	195,148
5.25%, 3/15/2036	1,256,000	1,238,680
5.50%, 8/1/2033 (a)	1,450,000	1,488,903
5 yr. CMT + 2.14%, 6.55%, 4/1/2055 (c)	100,000	100,588
5 yr. CMT + 2.35%, 6.63%, 4/1/2055 (a) (c)	4,430,000	4,478,951
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	7,926,000	8,083,173
Sierra Pacific Power Co. 5 yr. CMT + 2.55%, 6.20%, 12/15/2055 (c)	864,000	856,881
Southern California Edison Co.:
2.25%, 6/1/2030	1,701,000	1,541,752
Series G, 2.50%, 6/1/2031	1,804,000	1,610,088
2.75%, 2/1/2032	1,527,000	1,356,587
2.85%, 8/1/2029 (a)	1,142,000	1,078,002
Series A, 4.20%, 3/1/2029	1,602,000	1,577,185
4.80%, 3/15/2033	1,139,000	1,114,694
4.95%, 9/15/2031	1,922,000	1,917,810
5.15%, 6/1/2029	2,232,000	2,256,619
5.20%, 6/1/2034	1,439,000	1,425,617
5.25%, 3/15/2030	160,000	161,805
5.30%, 3/1/2028	1,566,000	1,580,955
Series 2005-E, 5.35%, 7/15/2035	640,000	631,859
5.45%, 6/1/2031	1,428,000	1,453,575
5.45%, 3/1/2035 (a)	1,462,000	1,465,041
5.65%, 10/1/2028	685,000	697,734
Series 2004-G, 5.75%, 4/1/2035	1,552,000	1,571,043
5.95%, 11/1/2032	1,642,000	1,709,765
Series 2004B, 6.00%, 1/15/2034	1,594,000	1,651,751
6.65%, 4/1/2029	1,750,000	1,817,427
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	7,000,000	6,684,230
4.85%, 6/15/2028	1,516,000	1,524,383
5.20%, 6/15/2033	1,684,000	1,697,337
5.50%, 3/15/2029	1,867,000	1,909,661
5.70%, 10/15/2032	1,748,000	1,815,106
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.70%, 3/15/2034	$2,055,000	$2,129,124
5 yr. CMT + 1.99%, 6.00%, 4/1/2058 (c)	804,000	805,753
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (a) (c)	1,972,000	2,022,917
Southern Power Co.:
Series A, 4.25%, 10/1/2030	1,193,000	1,171,944
4.80%, 6/15/2031	1,083,000	1,080,033
Series B, 4.90%, 10/1/2035	1,130,000	1,096,157
Southwestern Electric Power Co.:
Series M, 4.10%, 9/15/2028	130,000	128,449
5.20%, 4/1/2036	19,000	18,734
5.30%, 4/1/2033	1,382,000	1,399,800
Southwestern Public Service Co.:
5.30%, 5/15/2035	1,516,000	1,519,926
5.30%, 8/15/2036 (a)	2,700,000	2,694,438
System Energy Resources, Inc.:
5.30%, 12/15/2034	843,000	841,339
6.00%, 4/15/2028	1,331,000	1,360,375
Tampa Electric Co.:
4.90%, 3/1/2029	1,112,000	1,119,840
5.15%, 3/1/2035	1,522,000	1,527,281
Tucson Electric Power Co.:
1.50%, 8/1/2030	600,000	528,798
3.25%, 5/15/2032	1,574,000	1,440,619
5.20%, 9/15/2034	509,000	513,301
Union Electric Co.:
2.15%, 3/15/2032	1,169,000	1,023,296
2.95%, 3/15/2030	1,936,000	1,828,378
3.50%, 3/15/2029	5,023,000	4,894,461
4.80%, 3/15/2036	1,724,000	1,676,987
5.20%, 4/1/2034	1,614,000	1,633,917
5.25%, 4/15/2035	1,898,000	1,914,930
Virginia Electric & Power Co.:
2.30%, 11/15/2031	1,623,000	1,440,413
2.40%, 3/30/2032	1,417,000	1,247,895
Series A, 2.88%, 7/15/2029	1,852,000	1,766,493
Series A, 3.80%, 4/1/2028	1,635,000	1,615,445
Series C, 4.90%, 9/15/2035	1,804,000	1,765,412
4.95%, 3/15/2036	2,603,000	2,547,140
5.00%, 4/1/2033	1,836,000	1,845,841
5.00%, 1/15/2034	1,826,000	1,822,439
5.05%, 8/15/2034	1,430,000	1,430,787
5.15%, 3/15/2035	1,876,000	1,874,931
5.30%, 8/15/2033 (a)	866,000	882,627
Series B, 6.00%, 1/15/2036	1,981,000	2,087,796
Vistra Operations Co. LLC:
4.55%, 10/30/2028 (b)	1,686,000	1,675,328
5.00%, 4/30/2031 (a) (b)	1,675,000	1,662,320
5.25%, 4/30/2033 (b)	1,782,000	1,769,615
5.55%, 4/30/2036 (b)	1,917,000	1,906,917
Security Description	Principal Amount	Value
WEC Energy Group, Inc.:
1.38%, 10/15/2027	$777,000	$747,264
1.80%, 10/15/2030	1,194,000	1,060,905
2.20%, 12/15/2028	798,000	754,461
4.75%, 1/15/2028	1,259,000	1,262,437
5.15%, 10/1/2027	53,000	53,369
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	663,000	629,658
3.95%, 3/1/2029 (a)	1,984,000	1,957,930
4.15%, 10/15/2030	2,936,000	2,878,836
4.60%, 10/1/2034	554,000	542,543
4.65%, 6/15/2031	1,543,000	1,536,350
4.75%, 9/30/2032	5,000	5,009
5.00%, 5/15/2029	268,000	271,404
5.10%, 6/15/2036	705,000	704,126
5.63%, 5/15/2033	5,000	5,245
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	550,000	540,689
3.95%, 9/1/2032	993,000	944,691
4.95%, 4/1/2033	1,710,000	1,710,205
5.38%, 3/30/2034	4,662,000	4,732,536
Wisconsin Public Service Corp.:
4.25%, 1/15/2031	2,181,000	2,147,216
4.55%, 12/1/2029 (a)	368,000	367,592
Xcel Energy, Inc.:
2.35%, 11/15/2031	612,000	538,187
4.00%, 6/15/2028	1,402,000	1,386,143
4.60%, 6/1/2032 (a)	1,667,000	1,636,677
4.75%, 3/21/2028	868,000	870,543
5.45%, 8/15/2033	1,866,000	1,898,356
5.50%, 3/15/2034	6,225,000	6,321,923
5.60%, 4/15/2035	1,248,000	1,271,001
		885,234,876
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/2028	1,785,000	1,766,168
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	962,000	861,692
Emerson Electric Co.:
1.80%, 10/15/2027	1,285,000	1,245,576
1.95%, 10/15/2030	1,505,000	1,354,094
2.00%, 12/21/2028	1,251,000	1,181,019
2.20%, 12/21/2031	1,584,000	1,401,745
5.00%, 3/15/2035 (a)	1,255,000	1,259,079
		9,069,373
ELECTRONICS — 0.9%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,609,000	1,588,163
5.41%, 7/1/2032	1,115,000	1,134,613
5.60%, 5/29/2034	2,316,000	2,364,520
Amphenol Corp.:
2.20%, 9/15/2031	1,161,000	1,026,208
2.80%, 2/15/2030	1,364,000	1,280,551
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.80%, 11/15/2027	$1,789,000	$1,774,777
3.90%, 11/15/2028	8,290,000	8,189,608
4.13%, 11/15/2030	1,401,000	1,373,498
4.35%, 6/1/2029	1,867,000	1,862,762
4.38%, 6/12/2028	3,438,000	3,433,978
4.40%, 2/15/2033	2,253,000	2,190,862
4.63%, 2/15/2036	1,226,000	1,183,960
5.00%, 1/15/2035 (a)	1,639,000	1,635,460
5.05%, 4/5/2029	1,608,000	1,633,004
5.25%, 4/5/2034	1,410,000	1,435,690
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,706,000	1,515,713
3.88%, 1/12/2028	2,299,000	2,271,849
5.88%, 4/10/2034 (a)	1,837,000	1,891,026
Avnet, Inc.:
3.00%, 5/15/2031	1,102,000	998,897
5.50%, 6/1/2032 (a)	1,110,000	1,123,165
6.25%, 3/15/2028	1,767,000	1,804,725
Flex Ltd.:
4.88%, 6/15/2029	1,324,000	1,325,774
4.88%, 5/12/2030	1,938,000	1,933,659
5.25%, 1/15/2032 (a)	1,680,000	1,681,277
5.38%, 11/13/2035	1,948,000	1,921,079
6.00%, 1/15/2028	1,572,000	1,598,551
Fortive Corp.:
4.75%, 5/15/2031	1,874,000	1,861,557
5.25%, 5/15/2036	1,917,000	1,909,140
Honeywell International, Inc.:
1.75%, 9/1/2031	2,794,000	2,426,086
1.95%, 6/1/2030	1,913,000	1,731,246
2.70%, 8/15/2029	1,693,000	1,602,103
4.50%, 1/15/2034	2,200,000	2,149,620
4.75%, 2/1/2032	1,000	997
5.00%, 3/1/2035	2,833,000	2,839,544
Hubbell, Inc.:
3.15%, 8/15/2027	276,000	272,211
3.50%, 2/15/2028	1,478,000	1,453,953
4.65%, 6/15/2031	1,865,000	1,857,633
4.80%, 11/15/2035	495,000	481,160
4.90%, 6/15/2033	1,540,000	1,528,850
5.15%, 6/15/2036	905,000	900,747
Jabil, Inc.:
3.00%, 1/15/2031 (a)	1,551,000	1,425,276
3.60%, 1/15/2030	715,000	684,241
3.95%, 1/12/2028	1,692,000	1,674,556
4.20%, 2/1/2029	1,669,000	1,643,998
4.75%, 2/1/2033	1,123,000	1,095,318
5.45%, 2/1/2029	459,000	466,271
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,761,000	1,669,639
4.95%, 10/15/2034	1,791,000	1,770,135
5.35%, 7/30/2030	1,433,000	1,459,998
nVent Finance SARL 5.65%, 5/15/2033	1,463,000	1,502,574
Security Description	Principal Amount	Value
TD SYNNEX Corp.:
2.38%, 8/9/2028	$787,000	$748,571
2.65%, 8/9/2031	1,384,000	1,230,888
4.30%, 1/17/2029	1,637,000	1,614,720
5.30%, 10/10/2035	1,085,000	1,067,456
6.10%, 4/12/2034	1,504,000	1,565,062
Trimble, Inc.:
4.90%, 6/15/2028	1,118,000	1,118,201
6.10%, 3/15/2033	1,778,000	1,856,339
Tyco Electronics Group SA:
2.50%, 2/4/2032	1,345,000	1,193,217
4.50%, 2/9/2031	1,411,000	1,401,052
4.88%, 2/9/2036	3,805,000	3,726,617
5.00%, 5/9/2035	1,919,000	1,900,885
Vontier Corp.:
2.40%, 4/1/2028	1,762,000	1,691,837
2.95%, 4/1/2031	1,136,000	1,029,341
		104,724,408
ENGINEERING & CONSTRUCTION — 0.1%
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	3,938,000	4,065,040
6.35%, 8/18/2028	1,874,000	1,934,961
Jacobs Solutions, Inc.:
4.75%, 3/3/2031	1,359,000	1,344,160
5.38%, 3/3/2036	1,439,000	1,415,645
MasTec, Inc. 5.90%, 6/15/2029	3,091,000	3,179,588
		11,939,394
ENVIRONMENTAL CONTROL — 0.6%
Republic Services, Inc.:
1.45%, 2/15/2031	802,000	695,430
1.75%, 2/15/2032	1,552,000	1,327,007
2.30%, 3/1/2030	810,000	747,687
2.38%, 3/15/2033	640,000	554,630
3.38%, 11/15/2027	1,609,000	1,589,097
3.95%, 5/15/2028	1,754,000	1,739,477
4.75%, 7/15/2030	1,204,000	1,210,273
4.75%, 7/15/2031	8,755,000	8,774,086
4.88%, 4/1/2029	1,086,000	1,095,546
5.00%, 11/15/2029	1,093,000	1,107,613
5.00%, 12/15/2033 (a)	975,000	984,155
5.00%, 4/1/2034	1,505,000	1,512,630
5.00%, 7/15/2036 (a)	2,000,000	1,984,660
5.15%, 3/15/2035 (a)	126,000	127,903
Veralto Corp.:
4.85%, 1/15/2032	1,672,000	1,669,709
5.35%, 9/18/2028	1,342,000	1,360,788
5.45%, 9/18/2033	1,298,000	1,331,320
Waste Connections, Inc.:
2.20%, 1/15/2032	1,809,000	1,583,309
2.60%, 2/1/2030	1,646,000	1,540,162
3.20%, 6/1/2032	1,581,000	1,451,089
3.50%, 5/1/2029	1,052,000	1,024,764
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.20%, 1/15/2033	$1,910,000	$1,835,835
4.25%, 12/1/2028	907,000	901,250
5.00%, 3/1/2034	1,583,000	1,580,436
5.25%, 9/1/2035 (a)	1,265,000	1,281,154
Waste Management, Inc.:
1.15%, 3/15/2028	1,620,000	1,536,019
1.50%, 3/15/2031	3,329,000	2,893,234
2.00%, 6/1/2029	1,839,000	1,715,603
3.15%, 11/15/2027	1,558,000	1,534,194
3.88%, 1/15/2029	1,468,000	1,446,729
4.50%, 3/15/2028	1,344,000	1,347,400
4.63%, 2/15/2030	1,915,000	1,919,807
4.63%, 2/15/2033	1,257,000	1,247,698
4.65%, 3/15/2030	1,233,000	1,236,748
4.80%, 3/15/2032	1,599,000	1,607,331
4.88%, 2/15/2034 (a)	2,340,000	2,350,530
4.95%, 7/3/2027	1,477,000	1,486,423
4.95%, 7/3/2031	1,642,000	1,665,431
4.95%, 3/15/2035	2,786,000	2,781,598
		63,778,755
FOOD — 1.2%
Ahold Finance USA LLC 6.88%, 5/1/2029	1,583,000	1,675,970
Campbell's Co.:
2.38%, 4/24/2030	1,493,000	1,353,375
4.15%, 3/15/2028	1,619,000	1,604,283
4.55%, 3/21/2031	1,069,000	1,040,244
4.75%, 3/23/2035 (a)	660,000	616,077
5.20%, 3/21/2029 (a)	1,870,000	1,886,680
5.40%, 3/21/2034 (a)	2,147,000	2,116,641
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,783,000	1,707,704
4.85%, 11/1/2028	2,340,000	2,342,878
5.00%, 8/1/2030 (a)	1,757,000	1,753,890
5.75%, 8/1/2035 (a)	1,864,000	1,881,596
7.00%, 10/1/2028	1,218,000	1,273,200
8.25%, 9/15/2030	1,184,000	1,332,260
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,671,000	1,449,225
5.75%, 3/15/2035 (a)	1,676,000	1,627,983
General Mills, Inc.:
2.25%, 10/14/2031	1,531,000	1,347,969
2.88%, 4/15/2030 (a)	779,000	729,222
4.20%, 4/17/2028	1,871,000	1,859,400
4.88%, 1/30/2030	1,390,000	1,396,575
4.95%, 3/29/2033 (a)	1,702,000	1,689,116
5.25%, 1/30/2035 (a)	1,686,000	1,688,967
5.50%, 10/17/2028 (a)	1,838,000	1,875,054
Hershey Co.:
1.70%, 6/1/2030	831,000	746,296
2.45%, 11/15/2029	1,843,000	1,726,817
4.25%, 5/4/2028	284,000	283,361
4.50%, 5/4/2033 (a)	1,452,000	1,437,582
4.55%, 2/24/2028	740,000	742,486
4.75%, 2/24/2030	868,000	875,743
Security Description	Principal Amount	Value
4.95%, 2/24/2032	$1,596,000	$1,616,030
5.10%, 2/24/2035 (a)	928,000	943,089
Hormel Foods Corp.:
1.70%, 6/3/2028 (a)	1,684,000	1,599,497
1.80%, 6/11/2030	1,174,000	1,055,966
J.M. Smucker Co.:
2.13%, 3/15/2032	1,792,000	1,543,862
2.38%, 3/15/2030 (a)	1,547,000	1,426,628
3.38%, 12/15/2027	832,000	819,853
4.25%, 3/15/2035	1,172,000	1,090,511
5.90%, 11/15/2028	1,663,000	1,711,410
6.20%, 11/15/2033 (a)	2,040,000	2,175,374
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
3.00%, 2/2/2029	1,681,000	1,613,541
3.00%, 5/15/2032	1,872,000	1,661,943
3.63%, 1/15/2032	5,196,000	4,807,339
3.75%, 12/1/2031	1,525,000	1,423,877
5.50%, 1/15/2036	1,076,000	1,072,331
5.75%, 4/1/2033	1,624,000	1,665,006
5.95%, 4/20/2035	1,459,000	1,503,266
6.75%, 3/15/2034	258,000	280,996
Kellanova:
2.10%, 6/1/2030	1,732,000	1,577,211
4.30%, 5/15/2028	1,516,000	1,512,801
5.25%, 3/1/2033	1,336,000	1,361,197
Series B, 7.45%, 4/1/2031	1,521,000	1,698,029
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	790,000	763,740
4.25%, 3/1/2031	942,000	919,656
4.63%, 1/30/2029	612,000	611,994
5.00%, 7/15/2035	1,807,000	1,759,205
5.20%, 3/15/2032 (a)	1,867,000	1,891,252
5.40%, 3/15/2035 (a)	847,000	852,539
6.75%, 3/15/2032	1,758,000	1,910,700
Kroger Co.:
1.70%, 1/15/2031	955,000	837,153
2.20%, 5/1/2030	1,051,000	957,556
3.70%, 8/1/2027	1,071,000	1,062,914
4.50%, 1/15/2029	1,764,000	1,761,301
5.00%, 9/15/2034	1,767,000	1,741,873
7.50%, 4/1/2031	2,556,000	2,852,879
McCormick & Co., Inc.:
1.85%, 2/15/2031 (a)	1,460,000	1,286,961
2.50%, 4/15/2030	1,405,000	1,300,131
3.40%, 8/15/2027	1,573,000	1,555,099
4.15%, 2/15/2029	1,477,000	1,460,517
4.70%, 10/15/2034 (a)	1,204,000	1,165,520
4.95%, 4/15/2033	1,306,000	1,299,274
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	100,000	87,006
1.88%, 10/15/2032 (a)	1,901,000	1,624,309
3.00%, 3/17/2032	1,195,000	1,084,630
4.13%, 5/7/2028	2,151,000	2,134,201
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.50%, 5/6/2030	$1,221,000	$1,213,357
4.75%, 2/20/2029	4,556,000	4,578,552
4.75%, 8/28/2034 (a)	271,000	265,878
5.13%, 5/6/2035 (a)	3,233,000	3,242,279
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,486,000	1,352,379
4.25%, 4/15/2031	1,986,000	1,905,388
6.25%, 7/1/2033	1,691,000	1,763,392
6.88%, 5/15/2034	1,605,000	1,732,389
Sysco Corp.:
2.40%, 2/15/2030	944,000	868,895
2.45%, 12/14/2031	1,714,000	1,522,563
3.25%, 7/15/2027	1,634,000	1,615,667
4.40%, 7/25/2031	1,704,000	1,660,667
4.95%, 3/25/2036 (a)	1,059,000	1,017,466
5.10%, 9/23/2030	1,041,000	1,050,942
5.38%, 9/21/2035	233,000	232,702
5.40%, 3/23/2035	769,000	772,476
5.75%, 1/17/2029	1,562,000	1,601,144
5.95%, 4/1/2030	1,864,000	1,932,632
6.00%, 1/17/2034	1,344,000	1,412,262
Tyson Foods, Inc.:
4.35%, 3/1/2029	1,774,000	1,759,737
4.88%, 8/15/2034	950,000	925,139
4.95%, 2/20/2036 (a)	1,734,000	1,683,905
5.40%, 3/15/2029	1,723,000	1,755,065
5.70%, 3/15/2034	1,830,000	1,882,850
		142,888,487
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,371,000	1,350,366
Georgia-Pacific LLC 8.88%, 5/15/2031	6,715,000	7,897,914
International Paper Co. 5.00%, 9/15/2035	145,000	142,261
Suzano Austria GmbH:
2.50%, 9/15/2028	1,734,000	1,645,081
3.13%, 1/15/2032	1,911,000	1,694,178
3.75%, 1/15/2031 (a)	1,680,000	1,575,773
5.00%, 1/15/2030	1,602,000	1,579,876
6.00%, 1/15/2029	3,073,000	3,123,121
Suzano Netherlands BV 5.50%, 1/15/2036 (a)	1,624,000	1,580,639
		20,589,209
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	230,000	200,772
2.63%, 9/15/2029	1,000	945
4.75%, 1/15/2032	2,980,000	2,970,315
5.20%, 8/15/2035 (a)	788,000	797,945
5.45%, 10/15/2032	1,937,000	1,993,638
5.90%, 11/15/2033	1,362,000	1,444,510
Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (a)	$110,000	$97,641
4.00%, 4/1/2028	1,608,000	1,592,644
4.40%, 7/1/2032	1,607,000	1,566,889
5.25%, 3/1/2028	1,680,000	1,701,941
5.40%, 3/1/2033	1,000	1,018
5.40%, 7/1/2034	1,587,000	1,614,407
National Fuel Gas Co.:
2.95%, 3/1/2031	1,196,000	1,094,304
3.95%, 9/15/2027	1,822,000	1,806,622
4.75%, 9/1/2028 (a)	1,489,000	1,486,052
4.75%, 5/15/2029	887,000	884,596
5.05%, 10/15/2031	2,417,000	2,406,268
5.50%, 3/15/2030	4,281,000	4,358,957
5.50%, 5/15/2036	1,462,000	1,452,702
NiSource, Inc.:
1.70%, 2/15/2031	1,717,000	1,496,915
3.60%, 5/1/2030	1,670,000	1,603,283
4.75%, 5/18/2031	1,292,000	1,286,948
5.20%, 7/1/2029	1,233,000	1,251,643
5.25%, 3/30/2028	1,370,000	1,385,412
5.30%, 5/18/2036	1,342,000	1,342,470
5.35%, 4/1/2034 (a)	1,382,000	1,408,465
5.35%, 7/15/2035	819,000	825,912
5.40%, 6/30/2033	1,645,000	1,689,514
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	3,491,000	3,610,043
Northwest Natural Holding Co. 5 yr. CMT + 2.70%, 7.00%, 9/15/2055 (c)	100,000	103,761
ONE Gas, Inc.:
2.00%, 5/15/2030	1,283,000	1,163,655
5.10%, 4/1/2029	1,100,000	1,113,970
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031 (a)	780,000	705,487
3.50%, 6/1/2029	728,000	706,226
5.10%, 2/15/2035	785,000	781,915
5.40%, 6/15/2033	1,032,000	1,056,035
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	835,000	779,556
5.05%, 9/1/2034	1,795,000	1,793,923
5.20%, 6/1/2033	1,798,000	1,822,722
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,518,000	1,336,705
Series A, 4.05%, 9/15/2028	3,805,000	3,765,124
4.95%, 9/15/2034	1,766,000	1,742,177
Series B, 5.10%, 9/15/2035	1,589,000	1,575,446
5.15%, 9/15/2032	1,398,000	1,415,349
5.75%, 9/15/2033	944,000	981,335
5 yr. CMT + 1.82%, 6.05%, 9/15/2056 (c)	265,000	265,419
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Southwest Gas Corp.:
2.20%, 6/15/2030	$2,406,000	$2,182,988
3.70%, 4/1/2028	1,187,000	1,169,124
4.05%, 3/15/2032	16,000	15,296
5.45%, 3/23/2028	1,687,000	1,709,066
5.80%, 12/1/2027	5,000	5,074
Spire Missouri, Inc.:
4.80%, 2/15/2033	1,296,000	1,291,140
Series 2034, 5.15%, 8/15/2034	580,000	585,290
Spire, Inc. 4.60%, 9/1/2031	1,141,000	1,123,851
		72,563,405
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031 (a)	1,639,000	1,487,770
5.80%, 5/28/2036	987,000	997,403
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	983,000	899,248
3.00%, 5/15/2032	1,688,000	1,520,517
4.25%, 11/15/2028	1,297,000	1,287,013
6.00%, 3/6/2028	1,912,000	1,953,624
		8,145,575
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	887,000	845,373
1.40%, 6/30/2030	1,758,000	1,562,229
3.70%, 3/9/2029	12,796,000	12,557,227
4.00%, 3/15/2031	500,000	487,310
4.30%, 3/15/2033	5,179,000	5,023,734
4.65%, 3/15/2036	5,369,000	5,213,138
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,341,000	1,214,195
2.30%, 3/12/2031	1,366,000	1,226,887
2.75%, 9/15/2029	1,282,000	1,211,067
4.20%, 9/9/2027	816,000	813,642
4.75%, 9/9/2034	1,066,000	1,049,019
4.90%, 1/15/2032 (b)	1,900,000	1,901,216
Augusta SpinCo Corp.:
4.32%, 9/23/2027	1,794,000	1,789,336
4.40%, 3/23/2029	1,784,000	1,771,476
4.66%, 3/23/2031	630,000	624,771
4.95%, 3/23/2033	1,832,000	1,818,956
5.25%, 3/23/2036	937,000	937,019
Baxter International, Inc.:
1.73%, 4/1/2031	1,531,000	1,303,371
2.27%, 12/1/2028 (a)	2,330,000	2,194,394
2.54%, 2/1/2032	2,852,000	2,452,292
3.95%, 4/1/2030 (a)	1,665,000	1,608,074
4.45%, 2/15/2029	1,484,000	1,465,643
4.90%, 12/15/2030	1,487,000	1,474,539
5.65%, 12/15/2035 (a)	1,885,000	1,868,714
Boston Scientific Corp.:
2.65%, 6/1/2030	3,028,000	2,812,225
Security Description	Principal Amount	Value
4.00%, 3/1/2028	$665,000	$661,442
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	1,369,000	1,265,011
DH Europe Finance II SARL 2.60%, 11/15/2029	1,421,000	1,332,273
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,239,000	1,232,619
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	2,937,000	2,912,505
4.80%, 8/14/2029	2,447,000	2,459,162
4.80%, 1/15/2031	1,798,000	1,799,888
4.95%, 12/15/2035	1,107,000	1,079,845
5.50%, 6/15/2035	1,701,000	1,729,390
5.65%, 11/15/2027	3,034,000	3,079,055
5.86%, 3/15/2030	2,265,000	2,347,242
5.91%, 11/22/2032	1,904,000	2,002,722
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	5,623,000	5,609,955
4.50%, 3/30/2033	1,601,000	1,570,357
Revvity, Inc.:
1.90%, 9/15/2028	1,056,000	993,696
2.25%, 9/15/2031	1,006,000	886,085
2.55%, 3/15/2031	1,677,000	1,508,965
3.30%, 9/15/2029	1,373,000	1,311,215
Smith & Nephew PLC:
2.03%, 10/14/2030	7,376,000	6,554,092
5.40%, 3/20/2034	1,878,000	1,892,630
Solventum Corp.:
5.40%, 3/1/2029	1,967,000	2,000,419
5.45%, 3/13/2031	1,258,000	1,287,877
5.60%, 3/23/2034	2,979,000	3,047,904
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	3,365,000	3,058,650
Stryker Corp.:
3.65%, 3/7/2028	1,627,000	1,604,173
4.25%, 9/11/2029	972,000	963,514
4.63%, 9/11/2034 (a)	2,611,000	2,546,325
4.70%, 2/10/2028	1,634,000	1,638,395
4.85%, 12/8/2028	1,236,000	1,243,898
4.85%, 2/10/2030	1,637,000	1,648,835
5.20%, 2/10/2035 (a)	1,368,000	1,382,610
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	2,527,000	2,378,665
2.00%, 10/15/2031	902,000	792,786
2.60%, 10/1/2029	2,163,000	2,037,373
4.20%, 3/1/2031	1,562,000	1,532,791
4.22%, 2/12/2031	1,811,000	1,778,402
4.47%, 10/7/2032	940,000	924,612
4.55%, 6/15/2033	1,020,000	1,002,344
4.79%, 10/7/2035	1,899,000	1,864,704
4.80%, 11/21/2027 (a)	1,729,000	1,739,460
4.90%, 2/12/2036	1,409,000	1,391,867
4.95%, 11/21/2032 (a)	812,000	819,803
4.98%, 8/10/2030	1,684,000	1,708,957
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.00%, 1/31/2029 (a)	$1,796,000	$1,819,995
5.09%, 8/10/2033	1,417,000	1,435,237
5.20%, 1/31/2034 (a)	1,390,000	1,415,270
Zimmer Biomet Holdings, Inc.:
5.20%, 9/15/2034	1,416,000	1,416,311
5.50%, 2/19/2035	4,352,000	4,426,114
		146,361,287
HEALTH CARE SERVICES — 2.3%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030 (a)	792,000	784,341
5.43%, 3/1/2032	1,689,000	1,714,284
5.76%, 12/1/2034	1,622,000	1,664,237
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	1,384,000	1,266,858
3.83%, 8/15/2028	1,816,000	1,792,719
Ascension Health:
Series B, 2.53%, 11/15/2029	1,831,000	1,716,691
Series 2025, 4.08%, 11/15/2028	1,374,000	1,362,239
Series 2025, 4.29%, 11/15/2030	1,810,000	1,784,135
Series 2025, 4.92%, 11/15/2035	1,772,000	1,750,683
Banner Health:
1.90%, 1/1/2031	1,765,000	1,567,849
2.34%, 1/1/2030 (a)	1,320,000	1,223,495
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	1,196,000	1,062,024
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	1,669,000	1,606,563
Series 2018, 4.30%, 7/1/2028 (a)	209,000	207,351
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	673,000	601,177
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,726,000	1,715,989
Cigna Group:
2.38%, 3/15/2031	4,316,000	3,885,867
2.40%, 3/15/2030	100,000	92,371
3.05%, 10/15/2027	1,142,000	1,122,392
4.38%, 10/15/2028	12,216,000	12,163,960
4.50%, 9/15/2030 (a)	3,033,000	3,015,318
4.88%, 9/15/2032	2,024,000	2,019,952
5.00%, 5/15/2029	1,598,000	1,617,496
5.25%, 2/15/2034	1,337,000	1,351,841
5.40%, 3/15/2033	1,587,000	1,625,564
CommonSpirit Health:
2.78%, 10/1/2030	1,742,000	1,604,661
3.35%, 10/1/2029	1,438,000	1,374,369
Security Description	Principal Amount	Value
4.35%, 9/1/2030	$1,515,000	$1,482,518
4.83%, 9/1/2035	1,854,000	1,803,163
Series 2025, 4.98%, 9/1/2035	1,593,000	1,545,576
5.21%, 12/1/2031	2,045,000	2,069,744
5.32%, 12/1/2034	3,344,000	3,350,420
6.07%, 11/1/2027	1,712,000	1,742,200
Elevance Health, Inc.:
2.25%, 5/15/2030	470,000	429,815
2.55%, 3/15/2031	1,501,000	1,361,182
2.88%, 9/15/2029	1,757,000	1,662,509
3.65%, 12/1/2027	2,207,000	2,181,752
4.00%, 9/15/2028	3,086,000	3,048,999
4.10%, 3/1/2028	1,940,000	1,926,304
4.10%, 5/15/2032	2,195,000	2,104,083
4.60%, 9/15/2032 (a)	2,620,000	2,568,334
4.75%, 2/15/2030	1,785,000	1,790,533
4.75%, 2/15/2033	1,708,000	1,683,593
4.95%, 11/1/2031	1,263,000	1,267,143
5.15%, 6/15/2029	780,000	791,029
5.20%, 2/15/2035	2,140,000	2,144,237
5.38%, 6/15/2034	2,158,000	2,191,406
5.50%, 10/15/2032	1,617,000	1,660,610
5.85%, 1/15/2036	2,407,000	2,506,072
5.95%, 12/15/2034	307,000	323,056
HCA, Inc.:
2.38%, 7/15/2031	1,789,000	1,587,666
3.38%, 3/15/2029	1,647,000	1,591,233
3.50%, 9/1/2030	5,364,000	5,084,643
3.63%, 3/15/2032	3,375,000	3,141,585
4.13%, 6/15/2029	3,722,000	3,665,872
4.30%, 11/15/2030	1,555,000	1,521,381
4.60%, 11/15/2032	1,746,000	1,700,394
4.70%, 5/15/2031	1,967,000	1,948,235
4.90%, 11/15/2035	1,782,000	1,724,424
5.00%, 3/1/2028	1,818,000	1,828,217
5.00%, 5/15/2033	5,979,000	5,918,791
5.20%, 6/1/2028	1,687,000	1,703,853
5.25%, 3/1/2030	1,487,000	1,507,223
5.30%, 5/15/2036	2,099,000	2,084,622
5.45%, 4/1/2031	3,609,000	3,686,846
5.45%, 9/15/2034	2,230,000	2,253,036
5.50%, 3/1/2032	1,479,000	1,510,665
5.50%, 6/1/2033	2,436,000	2,487,643
5.60%, 4/1/2034	1,851,000	1,889,075
5.63%, 9/1/2028	2,783,000	2,826,248
5.75%, 3/1/2035	2,745,000	2,829,189
Humana, Inc.:
2.15%, 2/3/2032 (a)	1,634,000	1,420,028
3.70%, 3/23/2029	250,000	243,498
5.38%, 4/15/2031	6,190,000	6,274,927
5.55%, 5/1/2035 (a)	1,898,000	1,899,196
5.75%, 3/1/2028	1,759,000	1,789,096
5.75%, 12/1/2028	736,000	751,876
5.88%, 3/1/2033	1,670,000	1,721,553
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.95%, 3/15/2034	$1,837,000	$1,901,515
Icon Investments Six DAC:
5.85%, 5/8/2029 (a)	1,737,000	1,773,755
6.00%, 5/8/2034	1,697,000	1,738,899
IQVIA, Inc.:
5.70%, 5/15/2028	1,915,000	1,946,004
6.25%, 2/1/2029	2,377,000	2,457,675
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,218,000	1,105,493
2.95%, 12/1/2029	775,000	732,732
3.60%, 9/1/2027	1,600,000	1,584,048
4.35%, 4/1/2030	1,416,000	1,396,884
4.55%, 4/1/2032 (a)	1,008,000	991,529
4.80%, 10/1/2034	1,312,000	1,276,760
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,641,000	1,412,376
OhioHealth Corp. 2.30%, 11/15/2031 (a)	1,390,000	1,233,903
Orlando Health Obligated Group 5.48%, 10/1/2035	225,000	230,843
PeaceHealth Obligated Group:
4.34%, 11/15/2028	500,000	496,680
4.86%, 11/15/2032	1,704,000	1,688,886
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	1,888,000	1,635,839
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,797,000	1,679,386
5.37%, 10/1/2032	1,518,000	1,547,419
5.40%, 10/1/2033	1,781,000	1,822,088
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	839,000	765,806
2.95%, 6/30/2030	1,756,000	1,643,862
4.20%, 6/30/2029	1,242,000	1,227,543
4.60%, 12/15/2027	1,599,000	1,601,814
5.00%, 12/15/2034 (a)	1,367,000	1,357,663
5.00%, 6/30/2036 (a)	922,000	906,575
6.40%, 11/30/2033	1,951,000	2,108,699
Rush System for Health Obligated Group Series 2020, 3.92%, 11/15/2029	675,000	660,056
SSM Health Care Corp. 4.89%, 6/1/2028	777,000	779,626
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,723,000	1,640,279
Sutter Health:
Series 20A, 2.29%, 8/15/2030	1,773,000	1,614,636
Security Description	Principal Amount	Value
Series 2018, 3.70%, 8/15/2028	$1,542,000	$1,514,830
5.16%, 8/15/2033	1,916,000	1,935,371
Series 2025, 5.21%, 8/15/2032	1,574,000	1,606,173
Series 2025, 5.54%, 8/15/2035 (a)	500,000	515,430
Toledo Hospital Series B, 5.33%, 11/15/2028	1,645,000	1,650,330
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	2,279,000	2,071,155
2.30%, 5/15/2031	3,072,000	2,750,669
2.88%, 8/15/2029	1,634,000	1,557,790
2.95%, 10/15/2027	1,709,000	1,679,981
3.85%, 6/15/2028	2,423,000	2,398,479
3.88%, 12/15/2028	1,692,000	1,669,158
4.00%, 5/15/2029	1,930,000	1,903,636
4.20%, 5/15/2032	2,419,000	2,350,929
4.25%, 1/15/2029	2,250,000	2,238,705
4.40%, 6/15/2028	1,071,000	1,070,111
4.50%, 4/15/2033	2,872,000	2,809,132
4.63%, 7/15/2035	60,000	58,064
4.65%, 1/15/2031	10,191,000	10,191,000
4.70%, 4/15/2029	1,187,000	1,195,048
4.80%, 1/15/2030	1,793,500	1,807,220
4.90%, 4/15/2031	1,829,000	1,848,918
4.95%, 1/15/2032	2,623,000	2,641,440
5.00%, 4/15/2034	3,182,000	3,180,154
5.15%, 7/15/2034	2,346,000	2,367,771
5.25%, 2/15/2028	1,983,000	2,009,453
5.30%, 2/15/2030	1,889,000	1,932,031
5.30%, 6/15/2035	1,017,000	1,035,570
5.35%, 2/15/2033	3,955,000	4,060,163
5.80%, 3/15/2036 (a)	500,000	526,020
Universal Health Services, Inc.:
2.65%, 10/15/2030	1,412,000	1,269,374
2.65%, 1/15/2032	1,666,000	1,453,702
4.63%, 10/15/2029 (a)	940,000	928,607
5.05%, 10/15/2034	1,200,000	1,149,672
UPMC 5.04%, 5/15/2033	1,724,000	1,731,965
		271,987,043
HOME BUILDERS — 0.2%
Dr. Horton, Inc.:
1.40%, 10/15/2027	1,106,000	1,064,138
4.85%, 10/15/2030	4,951,000	4,973,279
5.00%, 10/15/2034	1,802,000	1,783,331
5.50%, 10/15/2035	833,000	850,301
Lennar Corp.:
4.75%, 11/29/2027	1,330,000	1,332,740
5.20%, 7/30/2030	1,425,000	1,439,450
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	1,674,000	1,691,661
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
NVR, Inc. 3.00%, 5/15/2030 (a)	$1,735,000	$1,625,574
PulteGroup, Inc.:
4.25%, 3/1/2031	750,000	732,158
4.90%, 3/1/2036 (a)	922,000	898,784
6.38%, 5/15/2033	1,240,000	1,330,483
7.88%, 6/15/2032	1,216,000	1,394,533
Sekisui House U.S., Inc.:
2.50%, 1/15/2031	1,333,000	1,175,453
3.85%, 1/15/2030	24,000	22,814
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	200,000	194,110
4.35%, 2/15/2028	901,000	896,927
5.60%, 6/15/2035	1,316,000	1,341,043
		22,746,779
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	1,795,000	1,757,933
4.40%, 3/15/2029	1,816,000	1,773,996
Sony Group Corp.:
4.66%, 6/30/2031	11,400,000	11,408,208
5.09%, 6/30/2036	1,100,000	1,099,747
		16,039,884
HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	100,000	98,879
3.25%, 8/15/2032 (a)	1,554,000	1,453,208
4.20%, 5/1/2030	1,056,000	1,050,488
4.60%, 3/1/2028	200,000	201,278
4.60%, 3/1/2033 (a)	1,438,000	1,449,116
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	1,354,000	1,196,841
2.38%, 12/1/2029	1,775,000	1,647,573
2.60%, 4/15/2030	932,000	867,850
4.38%, 5/15/2028	980,000	977,805
4.65%, 5/15/2033	1,603,000	1,573,264
5.00%, 2/14/2034 (a)	1,537,000	1,535,617
Haleon U.S. Capital LLC:
3.38%, 3/24/2029	1,828,000	1,770,546
3.63%, 3/24/2032	3,220,000	3,013,952
Kenvue, Inc. 4.85%, 5/22/2032 (a)	1,696,000	1,703,547
Procter & Gamble Co.:
1.20%, 10/29/2030 (a)	2,777,000	2,431,375
1.95%, 4/23/2031	1,685,000	1,507,452
2.30%, 2/1/2032 (a)	1,183,000	1,063,056
2.85%, 8/11/2027	1,122,000	1,105,563
3.00%, 3/25/2030	2,369,000	2,256,567
3.95%, 1/26/2028 (a)	660,000	657,703
4.05%, 1/26/2033 (a)	439,000	430,391
4.10%, 11/3/2032	1,658,000	1,620,712
4.15%, 10/24/2029	767,000	765,412
4.35%, 1/29/2029	1,510,000	1,515,330
4.35%, 11/3/2035 (a)	1,414,000	1,369,473
Security Description	Principal Amount	Value
4.55%, 1/29/2034 (a)	$788,000	$785,053
4.55%, 10/24/2034 (a)	1,750,000	1,750,542
4.60%, 5/1/2035 (a)	1,483,000	1,472,856
5.80%, 8/15/2034	1,582,000	1,695,255
Unilever Capital Corp.:
1.38%, 9/14/2030	1,681,000	1,483,920
1.75%, 8/12/2031	1,633,000	1,422,604
2.13%, 9/6/2029	1,713,000	1,598,777
3.50%, 3/22/2028	2,214,000	2,184,421
4.25%, 8/12/2027	465,000	465,228
4.63%, 8/12/2034	1,704,000	1,677,469
5.90%, 11/15/2032	1,884,000	2,012,413
		49,811,536
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp.:
2.25%, 2/15/2032	1,494,000	1,301,080
2.65%, 4/30/2030	1,960,000	1,813,314
5.75%, 3/15/2033	1,412,000	1,476,034
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	374,000	330,679
3.15%, 8/1/2027	1,313,000	1,297,113
5.60%, 11/15/2032 (a)	1,032,000	1,076,964
Clorox Co.:
1.80%, 5/15/2030 (a)	1,480,000	1,325,355
3.90%, 5/15/2028	782,000	772,944
4.40%, 5/1/2029	1,457,000	1,445,839
4.60%, 5/1/2032	1,128,000	1,106,399
4.70%, 5/15/2031	1,622,000	1,611,230
4.95%, 5/15/2033	1,975,000	1,955,803
5.25%, 5/15/2036	1,969,000	1,961,380
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,167,000	1,125,396
2.00%, 11/2/2031	227,000	199,762
3.10%, 3/26/2030	1,455,000	1,383,254
3.20%, 4/25/2029	6,736,000	6,514,251
3.95%, 11/1/2028	1,060,000	1,050,365
4.50%, 2/16/2033	1,328,000	1,318,266
		29,065,428
INSURANCE — 2.6%
ACE Capital Trust II 9.70%, 4/1/2030	1,650,000	1,925,055
AEGON Funding Co. LLC 5.63%, 5/7/2036	9,698,000	9,649,316
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	987,000	990,070
Aflac, Inc.:
3.60%, 4/1/2030	1,886,000	1,802,959
5.15%, 5/14/2036	1,182,000	1,183,312
Alleghany Corp. 3.63%, 5/15/2030	1,303,000	1,260,509
Allstate Corp.:
5.05%, 6/24/2029	3,061,000	3,098,497
5.25%, 3/30/2033	841,000	854,826
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.35%, 6/1/2033	$271,000	$276,680
5.55%, 5/9/2035	994,000	1,021,782
American Financial Group, Inc. 5.00%, 9/23/2035	635,000	613,766
American International Group, Inc.:
3.40%, 6/30/2030	1,408,000	1,338,740
4.85%, 5/7/2030	1,378,000	1,384,559
5.13%, 3/27/2033 (a)	2,512,000	2,531,292
5.45%, 5/7/2035	842,000	857,695
American National Group, Inc.:
5.75%, 10/1/2029	1,689,000	1,714,014
6.00%, 7/15/2035 (a)	1,616,000	1,610,118
Aon Corp.:
3.75%, 5/2/2029	1,792,000	1,748,544
4.50%, 12/15/2028	282,000	281,289
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,712,000	1,493,960
2.60%, 12/2/2031	775,000	690,316
5.00%, 9/12/2032	404,000	405,475
Aon North America, Inc.:
5.15%, 3/1/2029	1,515,000	1,536,165
5.30%, 3/1/2031	725,000	737,760
5.45%, 3/1/2034	3,279,000	3,346,351
Arch Capital Group Ltd.:
5.25%, 6/15/2036	1,615,000	1,612,109
7.35%, 5/1/2034	1,329,000	1,516,668
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	1,044,000	921,361
4.60%, 12/15/2027	1,612,000	1,614,805
4.85%, 12/15/2029	1,727,000	1,739,503
5.00%, 2/15/2032	1,348,000	1,350,009
5.15%, 2/15/2035	1,561,000	1,550,167
5.45%, 7/15/2034	796,000	806,356
6.50%, 2/15/2034	1,578,000	1,701,968
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	1,844,000	1,891,243
Assurant, Inc.:
2.65%, 1/15/2032	1,136,000	996,851
3.70%, 2/22/2030	600,000	574,482
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	1,655,000	1,532,993
6.13%, 9/15/2028	799,000	822,067
Athene Holding Ltd.:
3.50%, 1/15/2031 (a)	1,622,000	1,520,025
4.13%, 1/12/2028	1,854,000	1,836,517
5.88%, 1/15/2034 (a)	1,406,000	1,421,564
6.15%, 4/3/2030 (a)	795,000	823,485
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	53,000	50,895
6.65%, 2/1/2033 (a)	1,749,000	1,852,226
5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (c)	2,781,000	2,669,621
Security Description	Principal Amount	Value
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	$790,000	$769,658
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	1,433,000	1,398,809
AXIS Specialty Finance PLC 4.00%, 12/6/2027	836,000	827,941
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	665,000	590,440
2.88%, 3/15/2032	1,361,000	1,257,877
Brighthouse Financial, Inc. 5.63%, 5/15/2030 (a)	1,867,000	1,884,494
Brown & Brown, Inc.:
2.38%, 3/15/2031	536,000	475,357
4.20%, 3/17/2032 (a)	1,009,000	957,511
4.50%, 3/15/2029	1,842,000	1,829,124
4.70%, 6/23/2028	715,000	714,757
4.90%, 6/23/2030	799,000	797,450
5.25%, 6/23/2032	1,016,000	1,015,919
5.55%, 6/23/2035 (a)	3,510,000	3,504,630
5.65%, 6/11/2034 (a)	955,000	966,680
Chubb INA Holdings LLC:
1.38%, 9/15/2030	1,656,000	1,451,964
4.65%, 8/15/2029	782,000	785,402
4.90%, 8/15/2035 (a)	2,024,000	1,993,903
5.00%, 3/15/2034	2,925,000	2,932,108
5.30%, 5/20/2036	2,459,000	2,484,869
Cincinnati Financial Corp.:
6.13%, 11/1/2034	1,671,000	1,753,598
6.92%, 5/15/2028	1,213,000	1,264,516
CNA Financial Corp.:
2.05%, 8/15/2030	801,000	716,935
3.45%, 8/15/2027	1,811,000	1,788,272
3.90%, 5/1/2029	1,943,000	1,899,146
5.13%, 2/15/2034	1,326,000	1,310,804
5.20%, 8/15/2035	1,068,000	1,048,242
5.50%, 6/15/2033	881,000	893,281
CNO Financial Group, Inc.:
5.25%, 5/30/2029	470,000	472,834
6.45%, 6/15/2034	1,515,000	1,578,918
Corebridge Financial, Inc.:
3.85%, 4/5/2029	1,079,000	1,054,539
3.90%, 4/5/2032	2,423,000	2,273,525
5.75%, 1/15/2034 (a)	1,781,000	1,827,983
6.05%, 9/15/2033 (a)	1,271,000	1,327,293
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	3,799,000	3,792,010
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	1,222,000	1,238,497
Enstar Group Ltd.:
3.10%, 9/1/2031	1,774,000	1,579,995
4.95%, 6/1/2029	1,240,000	1,235,908
Equitable Holdings, Inc.:
4.35%, 4/20/2028	5,310,000	5,274,742
5.59%, 1/11/2033	1,367,000	1,395,488
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Essent Group Ltd. 6.25%, 7/1/2029	$1,423,000	$1,467,696
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	1,977,000	1,934,692
6.50%, 6/4/2029	1,316,000	1,343,833
7.40%, 1/13/2028	840,000	863,495
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	1,585,000	1,482,799
4.63%, 4/29/2030	852,000	846,854
4.85%, 4/17/2028	1,668,000	1,673,404
5.63%, 8/16/2032	1,799,000	1,843,903
5.75%, 5/20/2035	820,000	838,991
6.00%, 12/7/2033	1,176,000	1,227,591
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,393,000	1,231,370
3.40%, 6/15/2030	1,154,000	1,086,168
4.50%, 8/15/2028	885,000	880,487
First American Financial Corp.:
2.40%, 8/15/2031	1,566,000	1,361,731
4.00%, 5/15/2030 (a)	1,310,000	1,259,290
Globe Life, Inc.:
2.15%, 8/15/2030	905,000	816,654
4.55%, 9/15/2028	1,235,000	1,232,221
4.80%, 6/15/2032	1,610,000	1,587,573
5.85%, 9/15/2034	783,000	807,790
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	342,000	311,370
5.50%, 9/1/2035	1,214,000	1,220,981
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	798,000	753,998
Horace Mann Educators Corp.:
4.70%, 10/1/2030	1,123,000	1,112,365
7.25%, 9/15/2028	7,036,000	7,357,264
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,410,000	1,260,427
5.67%, 6/8/2032 (a)	7,849,000	7,910,615
Kemper Corp.:
2.40%, 9/30/2030	200,000	175,040
3.80%, 2/23/2032 (a)	1,338,000	1,207,532
Lincoln National Corp.:
3.05%, 1/15/2030	1,706,000	1,604,544
3.40%, 1/15/2031	345,000	324,272
3.40%, 3/1/2032	1,533,000	1,398,188
3.80%, 3/1/2028 (a)	562,000	554,222
5.35%, 11/15/2035 (a)	1,831,000	1,788,905
5.85%, 3/15/2034	1,855,000	1,898,259
Loews Corp.:
3.20%, 5/15/2030	200,000	189,774
4.94%, 4/1/2036	1,513,000	1,481,560
6.00%, 2/1/2035	1,881,000	1,982,104
Manulife Financial Corp.:
3.70%, 3/16/2032	1,693,000	1,605,624
4.99%, 12/11/2035	1,531,000	1,505,922
Markel Group, Inc.:
3.35%, 9/17/2029	1,765,000	1,694,276
Security Description	Principal Amount	Value
3.50%, 11/1/2027	$1,198,000	$1,182,785
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,308,000	1,183,884
2.38%, 12/15/2031	1,577,000	1,395,945
4.38%, 3/15/2029	2,477,000	2,467,587
4.55%, 11/8/2027	1,212,000	1,214,291
4.65%, 3/15/2030	1,394,000	1,393,331
4.85%, 11/15/2031	1,717,000	1,721,310
4.95%, 3/15/2036 (a)	1,957,000	1,924,514
5.00%, 3/15/2035	4,188,000	4,148,046
5.15%, 3/15/2034	1,772,000	1,784,510
5.40%, 9/15/2033 (a)	1,187,000	1,220,438
5.75%, 11/1/2032	1,493,000	1,562,529
5.88%, 8/1/2033	276,000	292,367
Mercury General Corp. 6.25%, 6/15/2036 (a)	2,175,000	2,213,454
MetLife, Inc.:
4.55%, 3/23/2030 (a)	1,897,000	1,900,396
5.30%, 12/15/2034 (a)	784,000	797,665
5.38%, 7/15/2033 (a)	1,762,000	1,817,274
5.70%, 6/15/2035	10,335,000	10,748,503
6.38%, 6/15/2034	1,754,000	1,904,160
6.50%, 12/15/2032	1,800,000	1,961,748
MGIC Investment Corp. 5.25%, 8/15/2028	1,683,000	1,681,553
NMI Holdings, Inc. 6.00%, 8/15/2029	1,009,000	1,029,846
Old Republic International Corp.:
5.70%, 6/1/2036	1,792,000	1,798,451
5.75%, 3/28/2034	1,077,000	1,094,954
PartnerRe Finance B LLC:
3.70%, 7/2/2029	1,750,000	1,697,622
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	2,646,000	2,551,961
Primerica, Inc. 2.80%, 11/19/2031	1,249,000	1,123,188
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,705,000	1,544,236
3.70%, 5/15/2029	1,646,000	1,603,418
5.38%, 3/15/2033	815,000	830,835
Progressive Corp.:
3.00%, 3/15/2032	197,000	179,871
3.20%, 3/26/2030	246,000	234,330
4.60%, 3/26/2031	1,732,000	1,726,059
4.95%, 6/15/2033	1,822,000	1,834,863
5.15%, 3/26/2036	1,977,000	1,977,830
6.25%, 12/1/2032	1,263,000	1,365,050
6.63%, 3/1/2029	1,387,000	1,463,146
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	2,525,000	2,341,432
Series MTN, 3.88%, 3/27/2028	440,000	435,732
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	$1,814,000	$1,788,967
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	4,802,000	4,700,342
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,535,000	1,536,596
Series MTN, 5.75%, 7/15/2033	838,000	883,730
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	2,961,000	3,008,406
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	5,389,000	5,665,833
Prudential Funding Asia PLC 3.63%, 3/24/2032	2,346,000	2,198,882
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,453,000	1,361,141
3.90%, 5/15/2029	924,000	903,663
5.75%, 9/15/2034	856,000	876,287
6.00%, 9/15/2033	354,000	369,300
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a) (c)	350,000	354,890
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	90,000	89,094
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	1,746,000	1,788,655
5.80%, 4/1/2035	1,382,000	1,411,215
SiriusPoint Ltd. 7.00%, 4/5/2029	696,000	726,840
Stewart Information Services Corp. 3.60%, 11/15/2031	1,732,000	1,539,263
Travelers Cos., Inc. 5.05%, 7/24/2035	1,608,000	1,602,645
Travelers Property Casualty Corp. 6.38%, 3/15/2033	1,857,000	2,035,272
Unum Group:
4.00%, 6/15/2029	1,672,000	1,637,273
5.25%, 12/15/2035	800,000	787,792
Willis North America, Inc.:
2.95%, 9/15/2029	1,187,000	1,123,246
4.50%, 9/15/2028	1,536,000	1,530,255
4.55%, 3/15/2031	1,628,000	1,599,136
5.35%, 5/15/2033 (a)	1,308,000	1,325,004
		302,840,009
INTERNET — 2.8%
Airbnb, Inc.:
4.40%, 3/16/2029	1,868,000	1,857,222
4.65%, 3/16/2031	1,697,000	1,685,749
5.25%, 3/16/2036	1,349,000	1,343,968
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	3,902,000	3,515,429
3.40%, 12/6/2027 (a)	5,974,000	5,892,156
Security Description	Principal Amount	Value
4.50%, 11/28/2034	$832,000	$809,461
4.88%, 5/26/2030 (a)	2,258,000	2,287,783
Alphabet, Inc.:
0.80%, 8/15/2027	625,000	602,950
1.10%, 8/15/2030	785,000	688,586
3.70%, 2/15/2029	4,984,000	4,903,957
3.88%, 11/15/2028	3,230,000	3,200,542
4.10%, 11/15/2030	4,919,000	4,840,886
4.10%, 2/15/2031	5,866,000	5,763,990
4.38%, 11/15/2032	2,148,000	2,114,642
4.40%, 2/15/2033	24,501,000	23,979,129
4.70%, 11/15/2035	5,914,000	5,791,876
4.80%, 2/15/2036	4,840,000	4,756,074
Amazon.com, Inc.:
1.50%, 6/3/2030 (a)	3,489,000	3,114,944
1.65%, 5/12/2028	3,923,000	3,737,834
2.10%, 5/12/2031	5,811,000	5,179,635
3.15%, 8/22/2027	6,478,000	6,400,134
3.45%, 4/13/2029	2,847,000	2,778,359
3.60%, 4/13/2032	3,918,000	3,712,227
3.90%, 11/20/2028	6,181,000	6,116,903
4.00%, 3/13/2029	22,091,000	21,854,184
4.10%, 11/20/2030	4,993,000	4,908,219
4.25%, 3/13/2031	13,600,000	13,392,600
4.35%, 3/20/2033	2,383,000	2,319,970
4.55%, 3/13/2033 (a)	7,048,000	6,933,752
4.65%, 12/1/2029	1,844,000	1,856,097
4.65%, 11/20/2035 (a)	7,075,000	6,881,569
4.70%, 12/1/2032 (a)	3,433,000	3,448,448
4.80%, 12/5/2034	1,936,000	1,940,976
4.88%, 3/13/2036	11,508,000	11,326,634
AppLovin Corp.:
5.13%, 12/1/2029	1,724,000	1,736,689
5.38%, 12/1/2031	1,633,000	1,654,931
5.50%, 12/1/2034 (a)	1,863,000	1,877,867
Baidu, Inc.:
2.38%, 10/9/2030 (a)	1,567,000	1,437,613
2.38%, 8/23/2031	1,113,000	1,002,746
3.63%, 7/6/2027 (a)	1,285,000	1,273,602
4.38%, 3/29/2028 (a)	1,393,000	1,388,640
4.88%, 11/14/2028 (a)	677,000	681,712
Booking Holdings, Inc.:
3.55%, 3/15/2028	1,893,000	1,865,097
5.38%, 5/7/2036	1,887,000	1,886,113
eBay, Inc.:
2.60%, 5/10/2031 (a)	1,337,000	1,204,463
2.70%, 3/11/2030	1,743,000	1,617,469
4.25%, 3/6/2029	1,532,000	1,513,693
5.13%, 11/6/2035	1,912,000	1,885,098
5.95%, 11/22/2027	100,000	101,774
6.30%, 11/22/2032	1,117,000	1,190,119
Expedia Group, Inc.:
2.95%, 3/15/2031	2,165,000	1,988,856
3.25%, 2/15/2030 (a)	2,168,000	2,058,104
3.80%, 2/15/2028	813,000	802,781
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.63%, 8/1/2027	$1,914,000	$1,915,378
5.40%, 2/15/2035 (a)	1,324,000	1,310,945
5.50%, 4/15/2036	2,353,000	2,330,011
JD.com, Inc. 3.38%, 1/14/2030	934,000	902,057
Meta Platforms, Inc.:
3.85%, 8/15/2032	5,952,000	5,622,497
4.20%, 11/15/2030	7,259,000	7,144,235
4.30%, 8/15/2029	1,550,000	1,546,791
4.55%, 5/15/2031	13,856,000	13,781,455
4.55%, 8/15/2031	1,485,000	1,478,318
4.60%, 5/15/2028 (a)	2,909,000	2,924,127
4.60%, 11/15/2032	7,898,000	7,766,656
4.75%, 8/15/2034 (a)	710,000	696,837
4.88%, 5/15/2033	4,872,000	4,826,739
4.88%, 11/15/2035 (a)	12,525,000	12,187,451
4.95%, 5/15/2033	14,871,000	14,864,159
5.25%, 5/15/2036	8,578,000	8,515,466
Netflix, Inc.:
4.88%, 4/15/2028 (a)	2,496,000	2,514,920
4.90%, 8/15/2034 (a)	1,536,000	1,531,853
5.88%, 11/15/2028	3,188,000	3,288,996
6.38%, 5/15/2029	2,143,000	2,251,093
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	1,297,000	1,167,845
Uber Technologies, Inc.:
4.15%, 1/15/2031	1,834,000	1,790,754
4.30%, 1/15/2030	2,204,000	2,178,698
4.80%, 9/15/2034	1,642,000	1,607,354
4.80%, 9/15/2035	2,271,000	2,204,937
VeriSign, Inc.:
2.70%, 6/15/2031	1,724,000	1,548,066
5.10%, 7/15/2031	1,150,000	1,153,301
5.25%, 6/1/2032	1,129,000	1,133,810
Weibo Corp. 3.38%, 7/8/2030 (a)	1,450,000	1,359,027
		318,648,028
INVESTMENT COMPANY SECURITIES — 1.6%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	822,000	808,873
5.70%, 1/23/2031 (b)	1,071,000	1,048,273
5.88%, 8/30/2030	1,344,000	1,328,665
6.55%, 3/15/2032 (b)	100,000	100,822
6.55%, 3/15/2032	1,611,000	1,624,242
6.70%, 7/29/2031 (a)	1,842,000	1,876,372
6.90%, 4/13/2029	1,710,000	1,754,409
ARES Capital Corp.:
2.88%, 6/15/2028	802,000	767,289
3.20%, 11/15/2031 (a)	1,503,000	1,318,657
5.10%, 1/15/2031 (a)	1,788,000	1,729,479
5.25%, 4/12/2031	1,749,000	1,699,626
5.50%, 9/1/2030	1,764,000	1,742,444
5.55%, 1/15/2030	3,638,000	3,617,082
5.80%, 3/8/2032 (a)	1,504,000	1,490,148
Security Description	Principal Amount	Value
5.88%, 3/1/2029	$1,962,000	$1,977,814
5.95%, 7/15/2029	862,000	870,068
ARES Strategic Income Fund:
4.85%, 1/15/2029 (a)	1,919,000	1,886,511
5.15%, 1/15/2031	1,812,000	1,728,938
5.45%, 9/9/2028	1,227,000	1,223,061
5.55%, 4/15/2031	790,000	765,431
5.60%, 2/15/2030	1,900,000	1,866,579
5.70%, 3/15/2028	2,371,000	2,367,681
5.80%, 9/9/2030	1,652,000	1,627,798
6.20%, 3/21/2032 (a)	1,442,000	1,424,956
6.35%, 8/15/2029	1,305,000	1,316,471
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030 (a)	1,214,000	1,184,233
5.95%, 3/1/2031	1,769,000	1,709,739
Barings BDC, Inc.:
5.20%, 9/15/2028 (a)	1,605,000	1,579,063
7.00%, 2/15/2029 (a)	1,046,000	1,063,165
Barings Private Credit Corp.:
5.75%, 2/6/2029 (a)	750,000	743,873
6.15%, 6/11/2030 (a)	1,735,000	1,694,713
Blackstone Private Credit Fund:
4.00%, 1/15/2029 (a)	625,000	597,356
4.95%, 9/26/2027	50,000	49,780
5.05%, 9/10/2030 (a)	1,883,000	1,802,878
5.25%, 4/1/2030	1,714,000	1,664,311
5.35%, 3/12/2031	1,894,000	1,821,062
5.60%, 11/22/2029	100,000	98,660
5.95%, 7/16/2029	2,159,000	2,159,130
5.95%, 5/15/2031 (a)	882,000	868,858
6.00%, 1/29/2032	1,690,000	1,663,906
6.00%, 11/22/2034 (a)	1,661,000	1,598,314
6.25%, 1/25/2031	1,804,000	1,804,433
7.30%, 11/27/2028	1,639,000	1,689,121
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	1,090,000	1,028,262
5.13%, 1/31/2031 (a)	393,000	376,305
5.25%, 9/4/2029	1,301,000	1,279,963
5.30%, 6/30/2030 (a)	1,467,000	1,426,511
5.35%, 4/13/2028	1,274,000	1,269,745
5.88%, 11/15/2027	140,000	141,042
5.90%, 5/21/2031	2,131,000	2,098,566
Blue Owl Capital Corp.:
2.88%, 6/11/2028 (a)	1,493,000	1,413,468
5.95%, 3/15/2029 (a)	1,939,000	1,937,953
6.20%, 7/15/2030 (a)	1,534,000	1,528,953
6.30%, 8/15/2031	1,387,000	1,378,844
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	1,712,000	1,668,053
6.55%, 10/15/2031 (b)	2,880,000	2,865,974
6.60%, 9/15/2029	1,815,000	1,826,253
6.65%, 3/15/2031 (a)	1,687,000	1,683,744
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.75%, 9/16/2027	$1,423,000	$1,454,406
7.75%, 1/15/2029	1,585,000	1,633,834
7.95%, 6/13/2028	1,469,000	1,519,049
Blue Owl Technology Finance Corp.:
6.10%, 3/15/2028 (a)	1,664,000	1,657,594
6.13%, 1/23/2031 (a)	1,492,000	1,442,227
6.50%, 10/15/2029	1,490,000	1,476,337
6.75%, 4/4/2029 (a)	1,327,000	1,332,401
Capital Southwest Corp. 5.95%, 9/18/2030	1,693,000	1,686,363
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031	1,794,000	1,727,568
6.75%, 2/18/2030 (a)	1,498,000	1,507,452
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (b)	1,805,000	1,746,049
7.20%, 6/15/2029	1,803,000	1,845,334
Goldman Sachs BDC, Inc.:
5.10%, 1/28/2029	1,644,000	1,605,859
5.65%, 9/9/2030 (a)	1,232,000	1,210,810
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028	795,000	791,383
5.38%, 1/31/2029	1,568,000	1,554,311
5.88%, 1/31/2031 (a)	1,457,000	1,437,491
6.15%, 6/16/2031 (a) (b)	1,272,000	1,261,862
6.25%, 5/6/2030	1,754,000	1,775,820
Golub Capital BDC, Inc.:
6.00%, 7/15/2029 (a)	974,000	975,032
6.25%, 6/1/2031	1,921,000	1,902,635
7.05%, 12/5/2028	1,369,000	1,404,758
Golub Capital Private Credit Fund:
5.45%, 8/15/2028	1,739,000	1,717,106
5.60%, 4/15/2031 (b)	1,109,000	1,062,056
5.80%, 9/12/2029	1,662,000	1,643,103
5.88%, 5/1/2030	1,053,000	1,037,237
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/2033 (b)	1,240,000	1,245,146
6.00%, 3/15/2036	1,600,000	1,579,248
6.15%, 1/15/2031	1,201,000	1,229,536
6.38%, 7/1/2034	1,406,000	1,435,020
6.75%, 7/15/2035	1,709,000	1,778,112
HPS Corporate Lending Fund:
4.90%, 9/11/2028	1,978,000	1,938,697
5.15%, 4/2/2029 (a) (b)	1,639,000	1,602,827
5.45%, 11/15/2030	1,686,000	1,630,396
5.65%, 4/2/2031 (b)	1,724,000	1,672,590
5.85%, 6/5/2030	1,380,000	1,359,838
5.95%, 4/14/2032	1,885,000	1,845,245
6.25%, 9/30/2029	110,000	110,640
6.30%, 8/19/2031 (b)	1,867,000	1,859,495
6.75%, 1/30/2029	1,548,000	1,575,260
Main Street Capital Corp.:
5.40%, 8/15/2028	1,268,000	1,260,303
Security Description	Principal Amount	Value
6.95%, 3/1/2029 (a)	$1,500,000	$1,542,420
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030	3,982,000	3,962,329
6.10%, 7/15/2031 (d)	3,500,000	3,455,585
6.15%, 5/17/2029	200,000	201,690
MSD Investment Corp.:
6.13%, 2/5/2031 (b)	1,335,000	1,303,334
6.25%, 5/31/2030	1,077,000	1,066,252
6.38%, 6/12/2029 (a) (b)	520,000	521,009
New Mountain Finance Corp.:
6.20%, 10/15/2027 (a)	1,587,000	1,592,459
6.88%, 2/1/2029 (a)	1,566,000	1,571,481
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	1,165,000	1,137,553
5.75%, 2/1/2030	1,769,000	1,725,270
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	1,543,000	1,551,641
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030 (a)	1,262,000	1,252,636
7.10%, 2/15/2029 (a)	597,000	608,624
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a)	1,112,000	1,106,195
8.40%, 11/14/2028	1,529,000	1,602,713
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	1,290,000	1,281,525
6.13%, 7/15/2030 (a)	1,734,000	1,742,028
6.50%, 3/11/2029	1,752,000	1,787,758
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030 (a)	756,000	748,992
5.65%, 8/15/2031 (a)	1,644,000	1,613,487
6.13%, 3/1/2029	882,000	891,684
6.95%, 8/14/2028	1,397,000	1,435,753
T Rowe Price Oha Select Private Credit Fund 6.50%, 7/2/2031 (b) (d)	1,285,000	1,270,094
Trinity Capital, Inc. 7.00%, 5/21/2031	1,319,000	1,335,276
		180,516,138
IRON/STEEL — 0.2%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	1,503,000	1,481,748
5.38%, 5/19/2036	2,609,000	2,585,623
6.00%, 6/17/2034 (a)	1,745,000	1,823,892
6.55%, 11/29/2027	2,462,000	2,521,260
Gerdau Trade, Inc. 5.75%, 6/9/2035	1,807,000	1,848,272
Nucor Corp.:
2.70%, 6/1/2030	790,000	735,095
3.13%, 4/1/2032	1,296,000	1,189,637
3.95%, 5/1/2028	882,000	874,380
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.65%, 6/1/2030	$1,478,000	$1,479,330
5.10%, 6/1/2035	11,000	11,055
Reliance, Inc. 2.15%, 8/15/2030	1,978,000	1,780,971
Steel Dynamics, Inc.:
1.65%, 10/15/2027	1,072,000	1,033,773
3.45%, 4/15/2030	1,540,000	1,468,744
4.00%, 12/15/2028	1,332,000	1,312,100
5.25%, 5/15/2035	832,000	834,038
5.38%, 8/15/2034	1,508,000	1,524,769
Vale Overseas Ltd.:
3.75%, 7/8/2030	1,689,000	1,608,806
6.13%, 6/12/2033	2,456,000	2,577,155
8.25%, 1/17/2034	1,567,000	1,841,272
		28,531,920
IT SERVICES — 1.1%
Accenture Capital, Inc.:
3.90%, 10/4/2027	1,948,000	1,939,215
4.05%, 10/4/2029	2,816,000	2,772,634
4.25%, 10/4/2031	1,827,000	1,782,933
4.50%, 10/4/2034 (a)	2,636,000	2,528,609
Apple, Inc.:
4.00%, 5/10/2028	2,743,000	2,732,110
4.00%, 5/12/2028	11,204,000	11,153,694
4.15%, 5/10/2030	861,000	857,840
4.20%, 5/12/2030 (a)	1,210,000	1,207,205
4.30%, 5/10/2033 (a)	1,591,000	1,577,636
4.50%, 5/12/2032 (a)	1,550,000	1,558,370
4.75%, 5/12/2035 (a)	1,380,000	1,385,548
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	177,000	177,805
5.95%, 4/15/2035 (a)	1,736,000	1,728,014
CGI, Inc. 4.95%, 3/14/2030	1,752,000	1,744,414
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	1,835,000	1,813,163
4.35%, 2/1/2030	1,773,000	1,749,153
4.50%, 2/15/2031	1,214,000	1,197,720
4.75%, 4/1/2028	2,543,000	2,550,629
4.75%, 7/15/2031	2,235,000	2,221,724
4.75%, 10/6/2032 (a)	2,195,000	2,168,967
4.85%, 2/1/2035	780,000	760,750
5.00%, 4/1/2030	4,846,000	4,888,596
5.00%, 2/15/2034	315,000	310,981
5.10%, 2/15/2036 (a)	651,000	641,567
5.30%, 4/1/2032	1,453,000	1,477,323
5.40%, 4/15/2034 (a)	2,045,000	2,074,182
5.50%, 4/1/2035	1,979,000	2,015,077
Gartner, Inc.:
4.95%, 3/20/2031	1,563,000	1,525,347
5.60%, 11/20/2035 (a)	1,688,000	1,596,375
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,628,000	1,664,744
Security Description	Principal Amount	Value
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/2030	$1,502,000	$1,479,500
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	3,871,000	3,849,439
4.15%, 9/15/2028	2,676,000	2,648,625
4.40%, 9/25/2027	2,444,000	2,439,014
4.40%, 10/15/2030	1,476,000	1,448,251
4.50%, 3/23/2028	1,657,000	1,655,210
4.55%, 10/15/2029	2,970,000	2,953,012
4.60%, 3/23/2029	1,849,000	1,845,875
4.85%, 10/15/2031	2,056,000	2,046,954
5.00%, 10/15/2034	3,503,000	3,433,535
5.25%, 7/1/2028	2,191,000	2,217,555
5.25%, 4/1/2033	1,343,000	1,347,848
HP, Inc.:
5.40%, 4/25/2030	1,283,000	1,306,068
6.10%, 4/25/2035	1,755,000	1,836,801
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2029	1,396,000	1,395,874
4.75%, 2/5/2031 (a)	1,770,000	1,769,115
4.90%, 2/5/2034	1,444,000	1,427,047
International Business Machines Corp.:
4.00%, 2/3/2029	1,336,000	1,319,140
4.30%, 2/3/2031	1,680,000	1,651,642
4.60%, 2/3/2033	1,724,000	1,688,210
4.65%, 2/10/2028	2,441,000	2,447,493
4.80%, 2/10/2030	1,289,000	1,295,819
4.95%, 2/3/2036	2,786,000	2,717,214
5.00%, 2/10/2032 (a)	1,836,000	1,846,135
5.20%, 2/10/2035 (a)	1,684,000	1,689,995
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	2,063,000	1,941,283
Leidos, Inc.:
4.10%, 3/15/2029	1,483,000	1,458,753
5.00%, 3/15/2036 (a)	964,000	927,792
5.40%, 3/15/2032	1,722,000	1,744,748
5.50%, 3/15/2035	1,414,000	1,424,421
NetApp, Inc.:
5.50%, 3/17/2032 (a)	1,552,000	1,584,732
5.70%, 3/17/2035 (a)	1,123,000	1,149,885
		121,789,310
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	1,907,000	1,665,612
4.40%, 9/15/2032 (a)	1,891,000	1,793,557
5.85%, 3/18/2029 (a)	1,900,000	1,944,479
Polaris, Inc.:
5.60%, 3/1/2031	888,000	888,071
6.95%, 3/15/2029	1,842,000	1,929,827
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (a)	1,327,000	1,307,533
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.75%, 5/15/2033	$2,304,000	$2,243,681
5.38%, 1/15/2036	1,917,000	1,902,833
7.50%, 10/15/2027	1,624,000	1,682,204
		15,357,797
LODGING — 0.5%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,195,000	1,146,232
3.70%, 1/15/2031	1,716,000	1,619,492
5.85%, 8/1/2034 (a)	1,398,000	1,420,102
Hyatt Hotels Corp.:
4.38%, 9/15/2028	767,000	761,922
5.38%, 12/15/2031 (a)	1,205,000	1,224,087
5.40%, 12/15/2035	832,000	824,604
5.50%, 6/30/2034 (a)	1,278,000	1,293,362
5.75%, 4/23/2030	1,790,000	1,834,070
5.75%, 3/30/2032	1,556,000	1,603,100
Las Vegas Sands Corp.:
3.90%, 8/8/2029	1,923,000	1,855,926
5.30%, 5/15/2031	4,717,000	4,697,519
5.65%, 5/18/2033	825,000	825,314
6.00%, 8/15/2029	794,000	814,311
6.00%, 6/14/2030	1,707,000	1,754,164
6.20%, 8/15/2034	1,817,000	1,870,111
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	1,832,000	1,591,422
Series HH, 2.85%, 4/15/2031	1,831,000	1,682,121
Series GG, 3.50%, 10/15/2032	1,715,000	1,577,869
Series X, 4.00%, 4/15/2028	1,769,000	1,754,406
4.50%, 10/15/2031 (a)	1,535,000	1,512,650
4.50%, 5/1/2033	780,000	754,268
Series FF, 4.63%, 6/15/2030	1,641,000	1,637,029
Series AA, 4.65%, 12/1/2028	1,463,000	1,463,863
4.80%, 3/15/2030	988,000	992,090
4.88%, 5/15/2029 (a)	1,595,000	1,606,723
4.90%, 4/15/2029	1,458,000	1,469,139
5.00%, 10/15/2027	891,000	897,068
5.10%, 4/15/2032	1,529,000	1,545,865
5.25%, 10/15/2035 (a)	1,752,000	1,751,947
5.30%, 5/15/2034	2,493,000	2,518,678
5.35%, 3/15/2035	438,000	441,995
5.55%, 10/15/2028	1,686,000	1,719,332
Sands China Ltd.:
2.85%, 3/8/2029	1,818,000	1,719,919
3.25%, 8/8/2031	1,159,000	1,052,615
4.38%, 6/18/2030	1,076,000	1,042,321
5.40%, 8/8/2028	3,389,000	3,411,774
		55,687,410
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
3.75%, 2/23/2029	$1,700,000	$1,672,154
Series K, 4.10%, 8/15/2028	1,964,000	1,953,669
4.15%, 1/8/2031	1,424,000	1,400,661
Series L, 4.20%, 5/15/2028	1,966,000	1,959,611
Series L, 4.30%, 5/15/2029	17,696,000	17,631,940
4.38%, 8/16/2029 (a)	1,268,000	1,264,957
4.40%, 10/15/2027	1,273,000	1,275,202
Series L, 4.50%, 5/15/2031	1,134,000	1,128,126
4.60%, 11/15/2027	1,657,000	1,664,142
4.70%, 11/15/2029	1,787,000	1,800,474
4.85%, 2/27/2029	1,643,000	1,662,322
Caterpillar, Inc.:
1.90%, 3/12/2031	608,000	540,512
2.60%, 9/19/2029 (a)	58,000	54,809
2.60%, 4/9/2030 (a)	1,725,000	1,616,808
5.20%, 5/15/2035 (a)	2,753,000	2,809,436
Eaton Capital ULC 4.45%, 5/9/2030	1,663,000	1,652,706
GE Vernova, Inc.:
4.25%, 2/4/2031	2,894,000	2,849,056
4.88%, 2/4/2036	1,671,000	1,644,481
Oshkosh Corp.:
3.10%, 3/1/2030	840,000	789,743
4.60%, 5/15/2028	1,595,000	1,591,906
Vertiv Holdings Co. 4.85%, 3/15/2036	1,589,000	1,544,127
		48,506,842
MACHINERY-DIVERSIFIED — 1.1%
AGCO Corp. 5.80%, 3/21/2034	1,133,000	1,154,210
CNH Industrial Capital LLC:
4.38%, 3/7/2031	5,539,000	5,418,527
4.50%, 10/8/2027	1,689,000	1,688,020
4.50%, 10/16/2030	1,767,000	1,741,007
4.55%, 4/10/2028	2,187,000	2,181,445
4.75%, 3/21/2028	1,160,000	1,162,250
4.95%, 6/25/2031	1,200,000	1,198,272
5.50%, 1/12/2029	270,000	275,049
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	1,441,000	1,425,927
Deere & Co.:
3.10%, 4/15/2030	741,000	704,647
5.38%, 10/16/2029	928,000	955,970
5.45%, 1/16/2035 (a)	1,819,000	1,881,101
7.13%, 3/3/2031	1,927,000	2,131,185
Deere Funding Canada Corp. 4.15%, 10/9/2030	1,663,000	1,633,099
Dover Corp.:
2.95%, 11/4/2029 (a)	1,707,000	1,618,851
5.38%, 10/15/2035	100,000	102,810
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Flowserve Corp.:
2.80%, 1/15/2032	$3,113,000	$2,762,103
3.50%, 10/1/2030 (a)	1,036,000	976,523
5.70%, 5/15/2036	1,422,000	1,429,665
IDEX Corp.:
2.63%, 6/15/2031	1,005,000	904,329
3.00%, 5/1/2030	1,680,000	1,574,647
4.95%, 9/1/2029	408,000	410,354
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	1,420,000	1,444,893
5.31%, 6/15/2031 (a)	1,655,000	1,688,265
5.40%, 8/14/2028	1,148,000	1,165,381
5.45%, 6/15/2034	1,834,000	1,867,397
5.70%, 8/14/2033	1,750,000	1,820,192
John Deere Capital Corp.:
1.45%, 1/15/2031 (a)	1,404,000	1,224,162
Series MTN, 1.50%, 3/6/2028	1,622,000	1,548,750
Series MTN, 2.00%, 6/17/2031	1,055,000	934,234
Series MTN, 2.45%, 1/9/2030	1,279,000	1,194,893
Series MTN, 2.80%, 9/8/2027	1,721,000	1,692,569
Series MTN, 2.80%, 7/18/2029	1,503,000	1,433,501
Series MTN, 3.05%, 1/6/2028	1,237,000	1,214,994
Series MTN, 3.35%, 4/18/2029 (a)	1,607,000	1,564,832
Series MTN, 3.45%, 3/7/2029	1,564,000	1,527,105
Series I, 3.90%, 3/9/2029 (a)	1,854,000	1,830,899
Series MTN, 3.90%, 6/7/2032 (a)	1,719,000	1,655,655
Series I, 4.13%, 1/18/2029	1,567,000	1,557,394
Series MTN, 4.15%, 9/15/2027	1,676,000	1,674,140
4.20%, 7/15/2027	1,734,000	1,733,688
Series I, 4.20%, 3/10/2031	1,404,000	1,379,907
Series I, 4.25%, 6/5/2028	1,794,000	1,791,255
Series MTN, 4.35%, 9/15/2032 (a)	1,210,000	1,193,592
Series I, 4.38%, 4/15/2031	1,542,000	1,526,210
Series MTN, 4.38%, 10/15/2030	1,394,000	1,385,538
4.40%, 9/8/2031	2,143,000	2,124,849
Series J, 4.40%, 6/15/2029	2,460,000	2,458,278
4.50%, 1/16/2029	2,173,000	2,179,389
Series I, 4.55%, 6/5/2030	1,548,000	1,548,929
4.65%, 1/7/2028	1,361,000	1,368,676
Series MTN, 4.70%, 6/10/2030 (a)	1,461,000	1,470,613
Series MTN, 4.75%, 1/20/2028	1,875,000	1,888,369
Security Description	Principal Amount	Value
Series MTN, 4.85%, 6/11/2029	$1,744,000	$1,766,096
Series MTN, 4.85%, 10/11/2029	801,000	813,504
Series MTN, 4.90%, 3/7/2031	1,806,000	1,829,406
Series MTN, 4.95%, 7/14/2028	2,439,000	2,469,463
Series MTN, 5.05%, 6/12/2034	1,838,000	1,856,251
Series MTN, 5.10%, 4/11/2034	943,000	956,645
Series I, 5.15%, 9/8/2033 (a)	1,490,000	1,523,912
Nordson Corp.:
5.60%, 9/15/2028	1,574,000	1,603,513
5.80%, 9/15/2033	1,201,000	1,249,184
nVent Finance SARL:
2.75%, 11/15/2031	1,236,000	1,104,181
4.55%, 4/15/2028	821,000	817,322
Otis Worldwide Corp.:
4.49%, 5/7/2029	3,612,000	3,597,769
5.13%, 11/19/2031	1,583,000	1,605,637
5.13%, 9/4/2035 (a)	843,000	839,586
5.25%, 8/16/2028	1,622,000	1,642,891
Regal Rexnord Corp.:
6.05%, 4/15/2028	2,801,000	2,858,645
6.30%, 2/15/2030	1,378,000	1,437,061
6.40%, 4/15/2033	2,155,000	2,287,080
Rockwell Automation, Inc.:
1.75%, 8/15/2031	1,784,000	1,549,172
3.50%, 3/1/2029	1,701,000	1,662,523
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	2,104,000	2,106,904
4.90%, 5/29/2030	971,000	976,933
5.50%, 5/29/2035	1,444,000	1,473,342
5.61%, 3/11/2034	1,369,000	1,404,430
Xylem, Inc.:
1.95%, 1/30/2028	1,392,000	1,338,255
2.25%, 1/30/2031 (a)	250,000	225,235
5.20%, 6/1/2033	1,442,000	1,461,337
5.45%, 6/1/2036	685,000	697,577
		125,572,394
MEDIA — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	531,000	494,733
2.30%, 2/1/2032 (a)	1,745,000	1,478,521
2.80%, 4/1/2031	2,548,000	2,271,134
3.75%, 2/15/2028	3,013,000	2,953,312
4.40%, 4/1/2033	5,044,000	4,640,379
5.05%, 3/30/2029	2,130,000	2,121,885
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.85%, 12/1/2035	$2,253,000	$2,180,048
6.10%, 6/1/2029	2,672,000	2,736,609
6.38%, 10/23/2035	3,908,000	3,902,216
6.55%, 6/1/2034	5,384,000	5,493,564
6.65%, 2/1/2034	1,810,000	1,856,535
Comcast Corp.:
1.50%, 2/15/2031 (a)	3,236,000	2,792,539
1.95%, 1/15/2031	2,954,000	2,604,808
2.65%, 2/1/2030	3,042,000	2,834,292
3.40%, 4/1/2030	2,689,000	2,567,807
4.20%, 8/15/2034	7,123,000	6,618,478
4.25%, 10/15/2030	2,151,000	2,109,099
4.25%, 1/15/2033	15,198,000	14,491,901
4.65%, 2/15/2033 (a)	1,435,000	1,403,746
4.80%, 5/15/2033 (a)	1,639,000	1,612,792
4.95%, 5/15/2032	1,264,000	1,267,489
5.30%, 6/1/2034 (a)	2,483,000	2,492,684
5.30%, 5/15/2035 (a)	1,619,000	1,622,546
5.50%, 11/15/2032 (a)	1,786,000	1,839,437
6.50%, 11/15/2035	1,058,000	1,128,251
7.05%, 3/15/2033	1,367,000	1,519,530
FactSet Research Systems, Inc. 3.45%, 3/1/2032 (a)	1,691,000	1,521,917
Fox Corp.:
4.71%, 1/25/2029	5,081,000	5,077,443
6.50%, 10/13/2033	2,448,000	2,604,794
Space Exploration Technologies Corp.:
5.35%, 7/15/2031 (b)	5,625,000	5,618,869
5.65%, 7/15/2033 (b)	10,625,000	10,564,862
5.88%, 7/15/2036 (a) (b)	11,000,000	10,854,360
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,765,000	4,177,230
TWDC Enterprises 18 Corp. Series MTN, 7.00%, 3/1/2032	1,331,000	1,480,511
Walt Disney Co.:
2.00%, 9/1/2029	3,722,000	3,456,659
2.20%, 1/13/2028	971,000	942,152
2.65%, 1/13/2031 (a)	3,416,000	3,154,642
3.75%, 3/14/2029	11,777,000	11,588,568
3.80%, 3/22/2030	2,088,000	2,040,164
4.00%, 3/14/2031	2,467,000	2,410,308
4.63%, 3/14/2036	1,524,000	1,478,371
6.20%, 12/15/2034	1,582,000	1,724,222
6.55%, 3/15/2033	725,000	801,313
		146,530,720
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	1,583,000	1,503,565
4.50%, 12/15/2028	1,665,000	1,655,942
		3,159,507
Security Description	Principal Amount	Value
MINING — 0.5%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$1,504,000	$1,423,446
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028 (a)	1,252,000	1,258,523
4.90%, 2/28/2033	1,895,000	1,896,383
5.00%, 2/21/2030	2,361,000	2,390,276
5.10%, 9/8/2028	1,889,000	1,912,065
5.13%, 2/21/2032	1,716,000	1,743,370
5.25%, 9/8/2030	2,009,000	2,052,575
5.25%, 9/8/2033	2,959,000	3,020,784
5.30%, 2/21/2035 (a)	3,421,000	3,486,204
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	2,200,000	2,180,750
4.25%, 3/1/2030	1,187,000	1,166,228
4.38%, 8/1/2028	1,557,000	1,546,553
4.63%, 8/1/2030	415,000	412,091
5.00%, 9/1/2027	1,184,000	1,184,758
5.40%, 11/14/2034	905,000	920,593
Kinross Gold Corp. 6.25%, 7/15/2033	1,109,000	1,170,782
Newmont Corp.:
2.60%, 7/15/2032 (a)	345,000	308,958
5.88%, 4/1/2035	1,397,000	1,475,470
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	611,000	584,171
5.35%, 3/15/2034	2,234,000	2,289,023
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	1,041,000	1,087,626
6.13%, 12/15/2033	1,822,000	1,947,190
7.25%, 3/15/2031	4,419,000	4,876,720
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,661,000	1,746,791
Rio Tinto Finance USA PLC:
4.50%, 3/14/2028	1,024,000	1,025,966
4.88%, 3/14/2030	545,000	550,074
5.00%, 3/14/2032 (a)	2,365,000	2,389,785
5.00%, 3/9/2033 (a)	1,807,000	1,821,745
5.25%, 3/14/2035 (a)	2,797,000	2,840,913
Southern Copper Corp.:
5.35%, 6/24/2036	3,230,000	3,207,713
7.50%, 7/27/2035	1,724,000	1,979,686
Yamana Gold, Inc. 2.63%, 8/15/2031	1,558,000	1,388,910
		57,286,122
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.38%, 8/26/2029 (a)	1,868,000	1,751,231
2.88%, 10/15/2027	200,000	196,174
3.05%, 4/15/2030	1,911,000	1,806,163
Series MTN, 3.38%, 3/1/2029	1,842,000	1,788,435
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/14/2028	$230,000	$226,412
4.80%, 3/15/2030	1,730,000	1,740,293
5.15%, 3/15/2035 (a)	1,202,000	1,213,707
Eaton Corp.:
3.85%, 3/6/2028	3,096,000	3,066,898
3.95%, 3/6/2029	2,819,000	2,778,942
4.00%, 11/2/2032	1,136,000	1,095,945
4.15%, 3/15/2033 (a)	570,000	550,666
4.20%, 3/6/2031	6,478,000	6,350,578
4.35%, 5/18/2028	816,000	815,404
4.50%, 3/6/2033	8,069,000	7,902,779
4.80%, 3/6/2036	2,154,000	2,113,354
Parker-Hannifin Corp.:
3.25%, 6/14/2029	1,883,000	1,817,716
Series MTN, 4.20%, 11/21/2034	1,458,000	1,392,988
4.25%, 9/15/2027	2,403,000	2,398,675
4.50%, 9/15/2029	1,542,000	1,541,244
Pentair Finance SARL:
4.50%, 7/1/2029	1,882,000	1,871,592
5.90%, 7/15/2032	1,607,000	1,666,796
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	344,000	330,691
2.75%, 4/1/2031	1,903,000	1,738,790
Textron, Inc.:
2.45%, 3/15/2031	591,000	533,342
3.38%, 3/1/2028	12,499,000	12,266,769
6.10%, 11/15/2033	1,873,000	1,982,327
		60,937,911
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	884,000	845,369
3.28%, 12/1/2028	1,441,000	1,384,023
3.57%, 12/1/2031	1,827,000	1,678,337
4.25%, 4/1/2028	1,522,000	1,504,847
5.10%, 3/1/2030	960,000	957,513
5.55%, 8/22/2034	1,530,000	1,509,177
		7,879,266
OIL & GAS — 2.6%
Antero Resources Corp. 5.40%, 2/1/2036	1,850,000	1,816,533
APA Corp.:
4.25%, 1/15/2030	1,278,000	1,255,865
6.10%, 2/15/2035	867,000	894,545
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,761,000	1,572,274
2.72%, 1/12/2032	3,300,000	2,967,987
3.63%, 4/6/2030	2,232,000	2,156,759
3.94%, 9/21/2028	5,313,000	5,249,457
4.23%, 11/6/2028	4,364,000	4,334,674
4.70%, 4/10/2029	3,598,000	3,611,600
4.81%, 2/13/2033	4,007,000	3,980,313
Security Description	Principal Amount	Value
4.87%, 11/25/2029 (a)	$1,553,000	$1,566,993
4.89%, 9/11/2033	2,789,000	2,776,115
4.97%, 10/17/2029	523,000	528,858
4.99%, 4/10/2034	1,788,000	1,786,319
5.02%, 11/17/2027	2,142,000	2,161,214
5.23%, 11/17/2034	3,776,000	3,825,390
BP Capital Markets PLC:
3.28%, 9/19/2027	2,664,000	2,633,977
3.72%, 11/28/2028	1,298,000	1,274,195
Burlington Resources LLC 7.20%, 8/15/2031	1,912,000	2,121,880
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	776,000	725,669
5.00%, 12/15/2029	1,184,000	1,195,828
5.40%, 12/15/2034	1,571,000	1,585,218
5.85%, 2/1/2035	535,000	557,010
6.45%, 6/30/2033	1,706,000	1,842,565
7.20%, 1/15/2032	1,716,000	1,896,558
Cenovus Energy, Inc. 5.40%, 3/20/2036	5,697,000	5,641,853
Chevron Corp. 2.24%, 5/11/2030 (a)	2,861,000	2,631,376
Chevron USA, Inc.:
1.02%, 8/12/2027	891,000	861,383
3.25%, 10/15/2029 (a)	1,656,000	1,596,401
3.95%, 8/13/2027	1,744,000	1,741,297
4.05%, 8/13/2028	1,474,000	1,466,630
4.30%, 10/15/2030 (a)	1,903,000	1,892,172
4.48%, 2/26/2028	4,613,000	4,625,317
4.50%, 10/15/2032 (a)	2,147,000	2,136,630
4.82%, 4/15/2032	9,546,000	9,640,601
4.98%, 4/15/2035 (a)	1,596,000	1,605,241
ConocoPhillips 5.90%, 10/15/2032	1,718,000	1,822,111
ConocoPhillips Co.:
4.70%, 1/15/2030	2,440,000	2,447,857
4.85%, 1/15/2032	1,758,000	1,769,304
5.00%, 1/15/2035	2,568,000	2,563,198
5.05%, 9/15/2033 (a)	1,742,000	1,764,663
6.95%, 4/15/2029	1,678,000	1,782,909
Continental Resources, Inc. 4.38%, 1/15/2028 (a)	1,855,000	1,842,794
Devon Energy Corp.:
4.38%, 3/15/2029 (b)	1,739,000	1,724,045
4.50%, 1/15/2030 (a)	917,000	910,233
5.20%, 9/15/2034 (a)	2,510,000	2,512,811
5.25%, 10/15/2027 (a)	730,000	730,226
5.40%, 2/15/2035 (a) (b)	700,000	705,572
5.60%, 3/15/2034 (b)	1,804,000	1,849,335
5.88%, 6/15/2028	687,000	687,405
7.88%, 9/30/2031	1,488,000	1,696,246
7.95%, 4/15/2032	1,351,000	1,548,867
Diamondback Energy, Inc.:
3.13%, 3/24/2031	2,566,000	2,385,815
3.50%, 12/1/2029	1,474,000	1,421,511
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.15%, 1/30/2030	$1,511,000	$1,532,925
5.40%, 4/18/2034	2,902,000	2,943,005
5.55%, 4/1/2035	2,917,000	2,976,128
6.25%, 3/15/2033	1,681,000	1,788,584
Eni USA, Inc. 7.30%, 11/15/2027 (a)	956,000	990,024
EOG Resources, Inc.:
3.90%, 4/1/2035	1,695,000	1,549,264
4.40%, 7/15/2028	2,235,000	2,230,396
4.40%, 1/15/2031	1,464,000	1,444,426
5.00%, 7/15/2032	4,541,000	4,571,516
5.35%, 1/15/2036	751,000	759,073
EQT Corp.:
3.90%, 10/1/2027	251,000	248,641
4.75%, 1/15/2031	597,000	591,024
5.00%, 1/15/2029	2,091,000	2,097,001
5.70%, 4/1/2028	1,192,000	1,211,561
5.75%, 2/1/2034	2,342,000	2,393,290
7.00%, 2/1/2030	1,348,000	1,433,827
7.50%, 6/1/2030	1,029,000	1,110,003
Expand Energy Corp.:
4.75%, 2/1/2032	2,474,000	2,410,839
5.38%, 3/15/2030	2,413,000	2,422,628
5.70%, 1/15/2035 (a)	2,042,000	2,063,135
Exxon Mobil Corp. 2.44%, 8/16/2029	1,871,000	1,767,721
Helmerich & Payne, Inc.:
2.90%, 9/29/2031	1,983,000	1,776,609
4.65%, 12/1/2027	830,000	828,962
4.85%, 12/1/2029 (a)	380,000	379,422
5.50%, 12/1/2034 (a)	1,801,000	1,767,555
Hess Corp.:
7.13%, 3/15/2033	1,679,000	1,888,203
7.30%, 8/15/2031	1,856,000	2,066,099
7.88%, 10/1/2029	1,860,000	2,039,341
HF Sinclair Corp.:
4.50%, 10/1/2030	1,852,000	1,806,774
5.00%, 2/1/2028	400,000	399,984
5.50%, 9/1/2032	1,780,000	1,789,559
5.75%, 1/15/2031	1,366,000	1,395,123
6.25%, 1/15/2035	853,000	884,774
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,035,000	1,021,690
5.13%, 12/15/2026	0	—
5.15%, 3/1/2030	2,221,000	2,251,317
5.70%, 3/1/2035	1,586,000	1,628,061
Occidental Petroleum Corp.:
6.63%, 9/1/2030	2,037,000	2,154,331
7.50%, 5/1/2031	1,340,000	1,483,326
7.88%, 9/15/2031	1,281,000	1,444,097
8.88%, 7/15/2030	1,824,000	2,055,429
Ovintiv, Inc.:
6.25%, 7/15/2033	1,785,000	1,877,338
6.50%, 8/15/2034	1,502,000	1,603,881
7.20%, 11/1/2031	4,260,000	4,668,619
Security Description	Principal Amount	Value
7.38%, 11/1/2031	$1,456,000	$1,606,856
8.13%, 9/15/2030	879,000	980,190
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029	2,500,000	2,504,675
6.05%, 5/15/2036	1,866,000	1,858,611
7.15%, 10/1/2033 (a)	1,009,000	1,083,252
Phillips 66 Co.:
2.15%, 12/15/2030	1,810,000	1,623,679
3.15%, 12/15/2029	832,000	791,049
3.75%, 3/1/2028	1,697,000	1,674,634
3.90%, 3/15/2028	1,708,000	1,689,127
4.65%, 11/15/2034 (a)	1,582,000	1,532,230
4.95%, 12/1/2027	1,783,000	1,793,751
4.95%, 3/15/2035	959,000	944,816
5.25%, 6/15/2031	2,012,000	2,047,532
5.30%, 6/30/2033	1,663,000	1,684,669
Series A, 5 yr. CMT + 2.28%, 5.88%, 3/15/2056 (c)	6,202,000	6,152,136
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	5,886,000	5,283,568
2.15%, 1/15/2031	1,821,000	1,633,692
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	1,914,000	1,791,657
2.75%, 4/6/2030	2,636,000	2,473,332
3.88%, 11/13/2028 (b)	1,831,000	1,806,941
4.13%, 11/6/2030	5,863,000	5,757,876
4.13%, 5/11/2035	73,000	68,778
4.75%, 1/6/2036	908,000	888,587
Shell International Finance BV:
2.38%, 11/7/2029	8,000	7,469
2.75%, 4/6/2030	1,320,000	1,247,400
3.88%, 11/13/2028 (a)	1,727,000	1,712,545
Suncor Energy, Inc.:
5.95%, 12/1/2034	1,809,000	1,886,335
7.15%, 2/1/2032	1,236,000	1,361,194
TotalEnergies Capital International SA:
2.83%, 1/10/2030	2,053,000	1,938,319
3.46%, 2/19/2029 (a)	1,883,000	1,837,940
TotalEnergies Capital SA:
3.88%, 10/11/2028	1,938,000	1,919,085
4.72%, 9/10/2034 (a)	1,780,000	1,758,765
5.15%, 4/5/2034	2,303,000	2,335,104
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	2,826,000	2,778,721
4.57%, 1/13/2033	2,985,000	2,926,822
4.86%, 1/13/2036	1,581,000	1,549,095
Valero Energy Corp.:
2.15%, 9/15/2027	1,945,000	1,893,535
2.80%, 12/1/2031	1,449,000	1,305,737
4.00%, 4/1/2029	1,012,000	996,840
5.15%, 2/15/2030	1,763,000	1,789,040
5.15%, 3/10/2036	1,281,000	1,261,567
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.50%, 4/15/2032	$1,807,000	$2,043,048
Viper Energy Partners LLC:
4.90%, 8/1/2030	1,443,000	1,437,329
5.70%, 8/1/2035	1,925,000	1,950,660
Woodside Finance Ltd.:
4.90%, 5/19/2028 (a)	1,114,000	1,117,520
5.10%, 9/12/2034	5,080,000	4,997,348
5.40%, 5/19/2030	1,807,000	1,836,671
5.70%, 5/19/2032 (a)	2,929,000	3,013,619
6.00%, 5/19/2035	8,727,000	9,070,233
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	104,949
		297,815,632
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	170,000	167,399
4.05%, 3/11/2029	8,014,000	7,899,801
4.35%, 6/15/2031	1,996,000	1,956,240
4.49%, 5/1/2030	592,000	588,170
4.65%, 6/15/2033	1,881,000	1,839,317
Halliburton Co.:
2.92%, 3/1/2030	3,691,000	3,464,926
4.85%, 11/15/2035 (a)	200,000	194,214
NOV, Inc. 3.60%, 12/1/2029	1,293,000	1,242,715
Schlumberger Investment SA:
4.55%, 5/7/2031	1,667,000	1,656,531
4.80%, 5/7/2033 (a)	1,817,000	1,807,370
5.15%, 5/7/2036	2,447,000	2,435,621
		23,252,304
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028	3,853,000	3,841,788
5.63%, 5/26/2033 (a)	1,359,000	1,397,052
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,252,000	1,155,333
2.69%, 5/25/2031 (a)	1,286,000	1,164,383
3.10%, 9/15/2026	399,000	397,715
4.25%, 3/8/2029	1,894,000	1,875,912
4.80%, 3/17/2028	721,000	723,206
5.10%, 3/17/2030	1,223,000	1,235,365
5.13%, 3/12/2036 (a)	1,471,000	1,443,919
5.50%, 3/17/2035 (a)	1,815,000	1,844,839
Amcor Group Finance PLC 5.45%, 5/23/2029	1,473,000	1,502,283
AptarGroup, Inc.:
3.60%, 3/15/2032	1,347,000	1,247,026
4.75%, 3/30/2031	3,779,000	3,743,931
Berry Global, Inc.:
5.50%, 4/15/2028	1,988,000	2,018,277
5.65%, 1/15/2034	1,749,000	1,790,486
Security Description	Principal Amount	Value
5.80%, 6/15/2031	$1,160,000	$1,202,943
Packaging Corp. of America:
3.00%, 12/15/2029	1,188,000	1,124,739
3.40%, 12/15/2027	712,000	701,562
5.20%, 8/15/2035 (a)	645,000	644,781
5.70%, 12/1/2033 (a)	834,000	868,069
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	1,621,000	1,643,564
5.44%, 4/3/2034	2,196,000	2,225,119
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (a)	1,860,000	1,880,590
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	1,752,000	1,574,365
3.13%, 5/1/2030 (a)	1,109,000	1,041,783
4.60%, 9/1/2029	1,081,000	1,074,395
5.00%, 9/1/2034 (a)	1,961,000	1,921,015
WestRock MWV LLC:
7.95%, 2/15/2031	880,000	987,457
8.20%, 1/15/2030 (a)	1,149,000	1,272,644
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	786,000	691,594
3.90%, 6/1/2028	432,000	426,285
4.00%, 3/15/2028	1,649,000	1,632,922
4.20%, 6/1/2032	1,439,000	1,380,965
4.90%, 3/15/2029	1,348,000	1,352,772
		49,029,079
PHARMACEUTICALS — 3.8%
AbbVie, Inc.:
3.20%, 11/21/2029	11,351,000	10,869,150
3.78%, 3/3/2028	8,110,000	8,030,522
4.13%, 3/15/2031	2,295,000	2,245,084
4.40%, 3/15/2033 (a)	1,697,000	1,660,939
4.50%, 5/14/2035	5,174,000	4,984,166
4.55%, 3/15/2035	3,253,000	3,154,044
4.65%, 3/15/2028	3,014,000	3,026,568
4.75%, 3/15/2036	2,194,000	2,146,522
4.80%, 3/15/2029	9,203,000	9,276,532
4.88%, 3/15/2030	245,000	247,717
4.95%, 3/15/2031 (a)	3,601,000	3,652,458
5.05%, 3/15/2034	6,109,000	6,174,611
5.20%, 3/15/2035	1,460,000	1,483,579
AstraZeneca Finance LLC:
1.75%, 5/28/2028	2,430,000	2,316,470
2.25%, 5/28/2031	1,178,000	1,057,703
4.00%, 3/2/2031	2,092,000	2,040,537
4.30%, 3/2/2033	1,277,000	1,242,100
4.60%, 3/2/2036	1,384,000	1,341,414
4.85%, 2/26/2029	3,200,000	3,232,384
4.88%, 3/3/2028	2,090,000	2,108,120
4.88%, 3/3/2033	1,913,000	1,926,908
4.90%, 3/3/2030	1,031,000	1,044,424
4.90%, 2/26/2031	1,245,000	1,261,384
5.00%, 2/26/2034	1,882,000	1,900,161
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AstraZeneca PLC:
1.38%, 8/6/2030	$2,733,000	$2,413,020
4.00%, 1/17/2029	1,892,000	1,874,140
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,667,000	1,473,261
2.82%, 5/20/2030	1,633,000	1,524,389
4.30%, 8/22/2032 (a)	1,177,000	1,140,642
4.69%, 2/13/2028	1,731,000	1,733,804
4.87%, 2/8/2029	1,670,000	1,679,269
5.11%, 2/8/2034	1,421,000	1,424,680
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	1,188,000	1,140,397
1.45%, 11/13/2030	1,498,000	1,317,761
2.95%, 3/15/2032	2,680,000	2,448,689
3.40%, 7/26/2029 (a)	6,632,000	6,435,361
3.45%, 11/15/2027	1,432,000	1,417,136
4.90%, 2/22/2029	1,319,000	1,336,767
5.10%, 2/22/2031	5,276,000	5,376,930
5.20%, 2/22/2034	3,614,000	3,686,461
5.75%, 2/1/2031	1,623,000	1,697,317
5.90%, 11/15/2033	554,000	588,265
Cardinal Health, Inc.:
5.00%, 11/15/2029	1,593,000	1,607,942
5.13%, 2/15/2029	1,760,000	1,779,835
5.15%, 9/15/2035 (a)	1,470,000	1,467,472
5.35%, 11/15/2034	1,901,000	1,924,078
5.45%, 2/15/2034	1,322,000	1,349,471
Cencora, Inc.:
2.70%, 3/15/2031	1,437,000	1,310,070
2.80%, 5/15/2030	1,457,000	1,357,924
3.45%, 12/15/2027	1,739,000	1,712,776
3.95%, 2/13/2029	1,849,000	1,817,271
4.25%, 11/15/2030 (a)	1,783,000	1,745,236
4.60%, 2/13/2033	1,660,000	1,622,999
4.63%, 12/15/2027	1,201,000	1,202,561
4.85%, 12/15/2029	1,578,000	1,587,941
4.90%, 2/13/2036	1,854,000	1,807,335
5.13%, 2/15/2034	956,000	958,466
5.15%, 2/15/2035	554,000	553,202
CVS Health Corp.:
1.30%, 8/21/2027	3,151,000	3,040,274
1.75%, 8/21/2030	3,704,000	3,284,485
1.88%, 2/28/2031	2,519,000	2,210,095
2.13%, 9/15/2031	1,647,000	1,440,285
3.25%, 8/15/2029	3,336,000	3,194,387
3.75%, 4/1/2030	2,583,000	2,497,709
4.30%, 3/25/2028	9,601,000	9,551,651
4.88%, 7/20/2035	917,000	888,500
5.00%, 1/30/2029	1,208,000	1,219,138
5.00%, 9/15/2032	1,492,000	1,494,596
5.13%, 2/21/2030	3,062,000	3,096,325
5.25%, 1/30/2031	1,660,000	1,687,257
5.25%, 2/21/2033	2,459,000	2,498,688
5.30%, 6/1/2033	3,127,000	3,170,059
5.40%, 6/1/2029	2,231,000	2,280,238
Security Description	Principal Amount	Value
5.45%, 9/15/2035	$1,419,000	$1,437,461
5.55%, 6/1/2031	4,916,000	5,062,251
5.70%, 6/1/2034	2,612,000	2,696,185
Eli Lilly & Co.:
3.38%, 3/15/2029 (a)	1,704,000	1,662,184
4.00%, 10/15/2028	2,035,000	2,021,488
4.15%, 8/14/2027	1,731,000	1,729,875
4.15%, 5/20/2029	3,286,000	3,269,471
4.20%, 8/14/2029	4,375,000	4,351,944
4.25%, 3/15/2031	1,551,000	1,536,234
4.38%, 5/20/2031	2,500,000	2,480,025
4.50%, 2/9/2029	1,691,000	1,699,573
4.55%, 2/12/2028	1,567,000	1,573,848
4.55%, 10/15/2032	1,623,000	1,613,960
4.60%, 8/14/2034	1,544,000	1,522,631
4.65%, 5/20/2033	2,372,000	2,358,764
4.70%, 2/27/2033	1,605,000	1,610,136
4.70%, 2/9/2034	5,869,000	5,830,030
4.75%, 2/12/2030 (a)	2,317,000	2,341,815
4.85%, 5/20/2036	1,927,000	1,908,867
4.90%, 2/12/2032	1,620,000	1,642,275
4.90%, 10/15/2035 (a)	2,564,000	2,559,051
5.10%, 2/12/2035	2,419,000	2,457,341
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	1,862,000	1,813,309
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	3,457,000	3,432,213
4.50%, 4/15/2030	1,476,000	1,477,594
4.88%, 4/15/2035	939,000	930,511
5.38%, 4/15/2034	885,000	910,612
Johnson & Johnson:
0.95%, 9/1/2027	2,260,000	2,181,646
1.30%, 9/1/2030 (a)	158,000	140,004
2.90%, 1/15/2028	2,659,000	2,612,202
4.38%, 12/5/2033	1,775,000	1,760,623
4.55%, 3/1/2028	5,237,000	5,266,327
4.70%, 3/1/2030	5,588,000	5,657,347
4.80%, 6/1/2029	1,792,000	1,823,127
4.85%, 3/1/2032	1,684,000	1,720,257
4.90%, 6/1/2031 (a)	2,237,000	2,286,885
4.95%, 5/15/2033 (a)	918,000	945,255
4.95%, 6/1/2034 (a)	1,084,000	1,113,116
5.00%, 3/1/2035 (a)	2,856,000	2,926,972
6.95%, 9/1/2029	740,000	798,460
McKesson Corp.:
3.95%, 2/16/2028 (a)	1,761,000	1,747,704
4.65%, 5/30/2030	1,915,000	1,915,287
4.90%, 7/15/2028 (a)	1,148,000	1,158,527
4.95%, 5/30/2032 (a)	5,328,000	5,372,862
5.10%, 7/15/2033	1,818,000	1,840,089
5.25%, 5/30/2035	993,000	1,009,067
Merck & Co., Inc.:
1.45%, 6/24/2030	1,285,000	1,142,661
1.90%, 12/10/2028	1,761,000	1,661,838
2.15%, 12/10/2031	3,854,000	3,401,810
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.40%, 3/7/2029	$3,190,000	$3,111,622
3.85%, 9/15/2027	1,496,000	1,490,315
3.85%, 3/15/2029	1,800,000	1,776,996
4.05%, 5/17/2028	1,039,000	1,035,686
4.15%, 9/15/2030 (a)	1,376,000	1,359,749
4.15%, 3/15/2031	4,852,000	4,760,346
4.30%, 5/22/2028	9,180,000	9,176,328
4.45%, 12/4/2032	2,063,000	2,030,508
4.55%, 9/15/2032	1,569,000	1,556,432
4.65%, 5/22/2031	1,046,000	1,047,611
4.75%, 12/4/2035	2,389,000	2,341,483
4.95%, 5/22/2033	1,304,000	1,312,450
4.95%, 9/15/2035	3,092,000	3,085,074
5.20%, 5/22/2036	2,669,000	2,701,402
6.50%, 12/1/2033	1,505,000	1,663,115
Merck Sharp & Dohme LLC 5.95%, 12/1/2028	1,308,000	1,354,447
Mylan, Inc. 4.55%, 4/15/2028	1,574,000	1,564,462
Novartis Capital Corp.:
3.90%, 11/5/2028	575,000	569,124
4.10%, 3/16/2029	2,464,000	2,445,988
4.10%, 11/5/2030	16,934,000	16,634,607
4.20%, 9/18/2034 (a)	1,421,000	1,367,698
4.30%, 11/5/2032	1,766,000	1,728,331
4.40%, 3/18/2031	3,107,000	3,084,319
4.60%, 3/18/2033	2,780,000	2,754,035
4.60%, 11/5/2035	1,770,000	1,729,237
4.90%, 3/18/2036	2,436,000	2,421,481
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	21,750,000	21,769,792
4.65%, 5/19/2030	5,264,000	5,279,581
4.75%, 5/19/2033	9,646,000	9,554,363
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	1,538,000	1,382,908
1.75%, 8/18/2031 (a)	1,369,000	1,195,452
2.63%, 4/1/2030	2,477,000	2,313,964
3.45%, 3/15/2029	1,559,000	1,522,753
4.20%, 11/15/2030	1,922,000	1,896,726
4.50%, 11/15/2032	2,191,000	2,161,005
4.88%, 11/15/2035	1,640,000	1,621,386
Pharmacia LLC 6.60%, 12/1/2028	1,926,000	2,016,040
Sanofi SA:
3.63%, 6/19/2028	1,049,000	1,035,793
3.80%, 11/3/2028	1,793,000	1,770,336
4.20%, 11/3/2032 (a)	1,892,000	1,850,717
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	3,908,000	3,551,434
5.00%, 11/26/2028	1,965,000	1,978,755
5.30%, 7/5/2034	2,091,000	2,115,967
Takeda U.S. Financing, Inc. 5.20%, 7/7/2035	2,858,000	2,853,656
Security Description	Principal Amount	Value
Viatris, Inc. 2.70%, 6/22/2030	$2,570,000	$2,345,690
Wyeth LLC:
6.00%, 2/15/2036	475,000	504,659
6.50%, 2/1/2034	822,000	900,057
Zoetis, Inc.:
3.00%, 9/12/2027	920,000	905,740
3.90%, 8/20/2028	1,566,000	1,545,955
4.15%, 8/17/2028	3,332,000	3,308,643
5.00%, 8/17/2035 (a)	1,603,000	1,583,011
5.60%, 11/16/2032	868,000	901,618
		442,870,613
PIPELINES — 2.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,811
Boardwalk Pipelines LP:
3.40%, 2/15/2031	971,000	905,846
3.60%, 9/1/2032	857,000	791,457
4.45%, 7/15/2027	1,747,000	1,744,362
4.80%, 5/3/2029	924,000	924,859
5.63%, 8/1/2034	1,244,000	1,268,469
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	1,771,000	1,712,097
Cheniere Energy Partners LP:
3.25%, 1/31/2032	2,283,000	2,095,840
4.00%, 3/1/2031	2,452,000	2,360,712
4.50%, 10/1/2029	3,044,000	3,020,987
5.55%, 10/30/2035	917,000	931,223
5.75%, 8/15/2034	3,446,000	3,552,929
5.95%, 6/30/2033	2,522,000	2,633,498
Cheniere Energy, Inc. 5.65%, 4/15/2034	4,603,000	4,723,184
DCP Midstream Operating LP:
3.25%, 2/15/2032	1,502,000	1,370,800
5.13%, 5/15/2029	840,000	849,391
5.63%, 7/15/2027	1,867,000	1,883,187
8.13%, 8/16/2030	1,822,000	2,048,912
Eastern Energy Gas Holdings LLC:
Series B, 3.00%, 11/15/2029	373,000	351,381
5.80%, 1/15/2035	1,039,000	1,074,565
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	845,000	799,108
Enbridge, Inc.:
2.50%, 8/1/2033 (a)	1,824,000	1,554,559
3.13%, 11/15/2029 (a)	780,000	742,498
4.50%, 2/15/2031 (a)	1,132,000	1,114,986
4.60%, 6/20/2028	637,000	637,038
4.85%, 3/27/2031	1,657,000	1,655,575
4.90%, 6/20/2030	834,000	836,502
5.20%, 11/20/2035	1,002,000	994,545
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.30%, 4/5/2029	$1,375,000	$1,397,358
5.45%, 3/27/2036	1,117,000	1,128,382
5.55%, 6/20/2035	4,781,000	4,867,823
5.63%, 4/5/2034	2,072,000	2,132,875
5.70%, 3/8/2033	3,592,000	3,709,387
6.00%, 11/15/2028	1,045,000	1,076,350
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	4,371,000	4,644,144
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (a) (c)	5,342,000	5,618,662
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	667,000	762,281
Energy Transfer LP:
3.75%, 5/15/2030	2,380,000	2,291,607
4.00%, 10/1/2027	1,337,000	1,328,443
4.55%, 1/15/2031	1,816,000	1,792,610
4.90%, 3/15/2035	1,088,000	1,059,222
4.95%, 5/15/2028	1,639,000	1,648,031
4.95%, 6/15/2028	1,769,000	1,778,588
5.20%, 4/1/2030	1,812,000	1,839,561
5.25%, 4/15/2029	5,766,000	5,843,610
5.25%, 7/1/2029	3,248,000	3,298,247
5.35%, 1/15/2036	1,824,000	1,817,470
5.55%, 2/15/2028	1,769,000	1,793,306
5.55%, 5/15/2034	2,008,000	2,040,690
5.60%, 9/1/2034	1,928,000	1,966,039
5.70%, 4/1/2035	2,231,000	2,287,578
5.75%, 2/15/2033	2,405,000	2,489,824
6.10%, 12/1/2028	1,885,000	1,943,906
6.40%, 12/1/2030	3,355,000	3,551,200
6.55%, 12/1/2033	2,009,000	2,173,537
Enterprise Products Operating LLC:
3.13%, 7/31/2029	2,351,000	2,254,656
4.30%, 6/20/2028	817,000	814,206
4.85%, 1/31/2034	11,829,000	11,729,163
4.95%, 2/15/2035	845,000	838,891
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	5,713,000	5,689,805
5.35%, 1/31/2033	1,678,000	1,721,494
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (c)	7,547,000	7,511,906
Series H, 6.65%, 10/15/2034	1,934,000	2,140,319
Series D, 6.88%, 3/1/2033	1,335,000	1,480,916
Kinder Morgan Energy Partners LP:
5.80%, 3/15/2035	1,283,000	1,329,098
7.30%, 8/15/2033	1,441,000	1,623,070
7.40%, 3/15/2031	1,705,000	1,889,021
7.75%, 3/15/2032	1,169,000	1,329,878
Kinder Morgan, Inc.:
4.30%, 3/1/2028	1,445,000	1,439,495
4.80%, 2/1/2033	1,741,000	1,719,951
Security Description	Principal Amount	Value
5.00%, 2/1/2029	$2,096,000	$2,115,032
5.10%, 8/1/2029	1,277,000	1,292,656
5.15%, 6/1/2030	1,845,000	1,875,756
5.20%, 6/1/2033	2,756,000	2,795,135
5.30%, 12/1/2034	2,376,000	2,393,725
5.40%, 2/1/2034	1,381,000	1,407,280
Series GMTN, 7.75%, 1/15/2032	1,397,000	1,587,020
Series GMTN, 7.80%, 8/1/2031	1,841,000	2,085,282
MPLX LP:
2.65%, 8/15/2030	1,259,000	1,158,796
4.00%, 3/15/2028	2,456,000	2,432,324
4.25%, 12/1/2027	1,656,000	1,648,068
4.80%, 2/15/2029	1,751,000	1,754,047
4.80%, 2/15/2031	2,087,000	2,080,196
4.95%, 9/1/2032	4,689,000	4,661,241
5.00%, 1/15/2033	1,520,000	1,509,056
5.00%, 3/1/2033	2,150,000	2,135,552
5.30%, 4/1/2036	1,684,000	1,659,818
5.40%, 4/1/2035	2,006,000	2,004,596
5.40%, 9/15/2035	2,812,000	2,804,183
5.50%, 6/1/2034	3,271,000	3,307,537
ONEOK, Inc.:
3.10%, 3/15/2030	20,000	18,845
3.25%, 6/1/2030	2,116,000	1,995,282
3.40%, 9/1/2029	1,750,000	1,681,120
4.00%, 7/13/2027	1,436,000	1,428,518
4.35%, 3/15/2029	1,437,000	1,424,656
4.40%, 10/15/2029	20,000	19,783
4.55%, 7/15/2028	1,842,000	1,839,329
4.75%, 10/15/2031	2,252,000	2,225,967
4.95%, 10/15/2032	1,473,000	1,462,144
5.05%, 11/1/2034	1,567,000	1,532,589
5.38%, 6/1/2029	1,360,000	1,381,230
5.40%, 10/15/2035 (a)	1,228,000	1,226,060
5.65%, 11/1/2028	1,771,000	1,807,801
5.65%, 9/1/2034	1,362,000	1,387,905
5.80%, 11/1/2030	1,062,000	1,098,618
6.00%, 6/15/2035	763,000	793,184
6.05%, 9/1/2033	2,720,000	2,847,078
6.10%, 11/15/2032	1,617,021	1,700,670
6.35%, 1/15/2031	3,269,000	3,441,047
Plains All American Pipeline LP 5.95%, 6/15/2035	1,529,000	1,573,861
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,704,000	1,640,475
3.80%, 9/15/2030	1,367,000	1,310,871
4.70%, 1/15/2031	4,785,000	4,744,806
5.60%, 1/15/2036	7,318,000	7,343,833
5.70%, 9/15/2034	1,623,000	1,658,170
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,541,000	2,524,153
4.50%, 5/15/2030	3,746,000	3,710,113
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	$1,724,000	$1,728,793
5.03%, 10/1/2029	1,669,000	1,674,725
5.58%, 10/1/2034	2,450,000	2,440,445
Targa Resources Corp.:
4.20%, 2/1/2033	1,578,000	1,495,660
4.35%, 1/15/2029	3,555,000	3,528,302
4.35%, 4/15/2031	1,444,000	1,409,777
4.90%, 9/15/2030	2,386,000	2,389,603
5.20%, 7/1/2027	1,478,000	1,487,045
5.50%, 2/15/2035	1,816,000	1,834,814
5.55%, 8/15/2035	1,728,000	1,748,269
6.13%, 3/15/2033	886,000	934,030
6.15%, 3/1/2029	3,193,000	3,306,735
6.50%, 3/30/2034	2,192,000	2,362,691
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,184,000	1,123,699
4.88%, 2/1/2031	2,155,000	2,150,108
5.00%, 1/15/2028 (a)	1,554,000	1,553,223
5.50%, 3/1/2030	1,569,000	1,582,368
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	1,616,000	1,697,059
Texas Eastern Transmission LP 7.00%, 7/15/2032	869,000	955,213
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	2,602,000	2,586,674
4.63%, 3/1/2034	2,249,000	2,174,041
5.60%, 3/31/2034	2,238,000	2,290,392
5 yr. CMT + 2.61%, 7.00%, 6/1/2065 (c)	932,000	965,030
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	779,000	739,435
4.00%, 3/15/2028	1,029,000	1,018,803
Valero Energy Partners LP 4.50%, 3/15/2028	1,009,000	1,008,203
Western Midstream Operating LP:
4.05%, 2/1/2030	1,866,000	1,808,546
4.50%, 3/1/2028	1,630,000	1,623,480
4.75%, 8/15/2028	971,000	971,524
4.80%, 3/1/2031	1,485,000	1,468,116
5.45%, 11/15/2034	1,221,000	1,214,712
5.50%, 12/15/2035	1,614,000	1,596,875
5.70%, 7/1/2036	1,100,000	1,102,057
6.15%, 4/1/2033	1,720,000	1,794,321
6.35%, 1/15/2029	1,575,000	1,628,802
Williams Cos., Inc.:
2.60%, 3/15/2031	2,720,000	2,462,035
3.50%, 11/15/2030	1,582,000	1,500,432
Security Description	Principal Amount	Value
4.63%, 6/30/2030	$1,706,000	$1,697,180
4.65%, 8/15/2032	942,000	927,927
4.80%, 11/15/2029	1,359,000	1,363,879
4.90%, 3/15/2029	1,878,000	1,888,968
5.15%, 3/15/2034	5,137,000	5,132,839
5.15%, 3/15/2036	1,949,000	1,916,627
5.30%, 8/15/2028	1,923,000	1,950,134
5.60%, 3/15/2035	1,557,000	1,589,136
5.65%, 3/15/2033	2,425,000	2,496,707
Series A, 7.50%, 1/15/2031 (a)	1,614,000	1,792,718
8.75%, 3/15/2032	969,000	1,146,046
		334,163,527
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	1,878,000	1,685,430
4.80%, 6/15/2030	1,246,000	1,244,891
4.90%, 1/15/2033	1,826,000	1,799,085
5.25%, 6/1/2036	1,587,000	1,564,925
5.50%, 4/1/2029	1,044,000	1,065,287
5.50%, 6/15/2035	792,000	799,603
5.95%, 8/15/2034	1,578,000	1,644,576
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	1,938,000	2,030,326
		11,834,123
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Agree LP:
2.00%, 6/15/2028	503,000	478,700
2.60%, 6/15/2033	1,817,000	1,551,227
2.90%, 10/1/2030	1,561,000	1,449,669
5.60%, 6/15/2035 (a)	490,000	502,304
5.63%, 6/15/2034	594,000	609,385
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,389,000	1,132,702
2.00%, 5/18/2032	1,603,000	1,349,774
2.75%, 12/15/2029 (a)	1,754,000	1,635,658
2.95%, 3/15/2034	1,328,000	1,127,113
3.38%, 8/15/2031	1,841,000	1,695,506
3.95%, 1/15/2028	1,413,000	1,398,192
4.50%, 7/30/2029	1,795,000	1,775,273
4.70%, 7/1/2030	1,601,000	1,583,853
4.75%, 4/15/2035	1,595,000	1,514,771
4.90%, 12/15/2030	1,751,000	1,747,848
5.25%, 3/15/2036	715,000	702,123
5.50%, 10/1/2035 (a)	1,439,000	1,437,503
American Assets Trust LP:
3.38%, 2/1/2031	1,708,000	1,560,275
6.15%, 10/1/2034	1,105,000	1,122,956
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,077,000	951,960
3.63%, 4/15/2032	1,742,000	1,617,151
4.25%, 2/15/2028	1,046,000	1,038,458
4.90%, 2/15/2029	100,000	100,335
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.95%, 6/15/2030	$1,138,000	$1,140,151
5.25%, 3/15/2035	354,000	352,488
5.50%, 2/1/2034	1,022,000	1,034,356
5.50%, 7/15/2034	2,045,000	2,067,884
American Tower Corp.:
1.50%, 1/31/2028	1,274,000	1,214,249
2.10%, 6/15/2030	1,051,000	950,083
2.70%, 4/15/2031	1,592,000	1,448,370
2.90%, 1/15/2030	1,656,000	1,556,077
3.60%, 1/15/2028	1,439,000	1,418,465
3.80%, 8/15/2029	2,803,000	2,733,317
3.95%, 3/15/2029	1,718,000	1,686,200
4.05%, 3/15/2032 (a)	5,566,000	5,328,888
4.70%, 12/15/2032	1,574,000	1,548,470
4.90%, 3/15/2030	1,237,000	1,242,517
5.00%, 1/31/2030	3,359,000	3,384,159
5.20%, 2/15/2029	1,747,000	1,769,991
5.25%, 7/15/2028	1,596,000	1,614,849
5.35%, 3/15/2035	1,688,000	1,698,702
5.40%, 1/31/2035	1,598,000	1,616,505
5.45%, 2/15/2034	3,351,000	3,403,343
5.50%, 3/15/2028	811,000	822,484
5.55%, 7/15/2033	1,812,000	1,859,384
5.65%, 3/15/2033	1,682,000	1,734,865
5.80%, 11/15/2028	1,689,000	1,730,499
5.90%, 11/15/2033	1,932,000	2,015,636
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (a)	1,673,000	1,625,939
5.60%, 5/15/2032 (a)	1,627,000	1,631,669
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	798,000	750,623
2.05%, 1/15/2032	1,183,000	1,034,143
Series MTN, 2.30%, 3/1/2030	1,061,000	978,051
Series MTN, 2.45%, 1/15/2031	417,000	379,966
Series MTN, 3.20%, 1/15/2028	785,000	770,501
Series MTN, 3.30%, 6/1/2029	1,006,000	971,404
4.35%, 12/1/2030	1,207,000	1,193,457
5.00%, 2/15/2033	1,842,000	1,858,431
5.00%, 8/1/2035 (a)	1,031,000	1,024,711
5.30%, 12/7/2033	1,324,000	1,358,490
5.35%, 6/1/2034	727,000	743,525
Boston Properties LP:
2.45%, 10/1/2033	1,142,000	939,135
2.55%, 4/1/2032	1,788,000	1,556,561
2.90%, 3/15/2030 (a)	1,150,000	1,071,685
3.25%, 1/30/2031 (a)	1,794,000	1,664,330
3.40%, 6/21/2029 (a)	4,286,000	4,120,089
4.50%, 12/1/2028	1,802,000	1,791,278
5.75%, 1/15/2035 (a)	1,961,000	1,981,414
6.50%, 1/15/2034	1,779,000	1,885,242
6.75%, 12/1/2027	894,000	918,630
Security Description	Principal Amount	Value
Brixmor Operating Partnership LP:
2.50%, 8/16/2031 (a)	$784,000	$698,050
4.13%, 5/15/2029	682,000	671,934
4.85%, 2/15/2033	1,239,000	1,219,907
5.20%, 4/1/2032	1,752,000	1,762,267
5.38%, 6/15/2036	1,667,000	1,663,499
5.50%, 2/15/2034	1,199,000	1,222,680
Broadstone Net Lease LLC:
2.60%, 9/15/2031	1,556,000	1,377,418
5.00%, 11/1/2032	1,017,000	1,002,721
Camden Property Trust:
2.80%, 5/15/2030	1,552,000	1,449,040
3.15%, 7/1/2029	1,128,000	1,082,903
4.10%, 10/15/2028	1,498,000	1,486,151
4.90%, 1/15/2034	1,540,000	1,533,286
4.90%, 2/28/2036	740,000	722,107
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	362,000	338,539
2.75%, 4/15/2031 (a)	816,000	739,688
2.90%, 12/1/2033	1,343,000	1,147,003
4.50%, 10/15/2030	565,000	556,452
Cousins Properties LP:
4.88%, 3/1/2033	1,890,000	1,839,764
5.38%, 2/15/2032	1,217,000	1,234,452
5.88%, 10/1/2034	1,656,000	1,695,694
Crown Castle, Inc.:
2.10%, 4/1/2031	1,477,000	1,298,992
2.25%, 1/15/2031	1,824,000	1,624,491
2.50%, 7/15/2031 (a)	1,862,000	1,654,182
3.10%, 11/15/2029	1,183,000	1,120,431
3.30%, 7/1/2030	1,361,000	1,282,021
3.65%, 9/1/2027	2,660,000	2,633,427
3.80%, 2/15/2028	1,514,000	1,494,954
4.30%, 2/15/2029	1,769,000	1,747,666
4.80%, 9/1/2028	472,000	473,444
4.90%, 9/1/2029	1,354,000	1,357,886
5.00%, 1/11/2028 (a)	1,163,000	1,169,559
5.10%, 5/1/2033	1,760,000	1,745,638
5.20%, 9/1/2034 (a)	741,000	733,886
5.60%, 6/1/2029	910,000	930,102
5.80%, 3/1/2034	8,471,000	8,700,988
CubeSmart LP:
2.00%, 2/15/2031	1,228,000	1,084,471
2.25%, 12/15/2028	502,000	474,094
2.50%, 2/15/2032	1,478,000	1,302,103
3.00%, 2/15/2030	1,139,000	1,071,070
4.38%, 2/15/2029	612,000	607,031
Digital Realty Trust LP:
3.60%, 7/1/2029	1,604,000	1,554,565
4.45%, 7/15/2028	1,605,000	1,599,270
5.55%, 1/15/2028	1,432,000	1,452,306
DOC Dr. LLC 2.63%, 11/1/2031	30,000	26,735
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
EPR Properties:
3.60%, 11/15/2031 (a)	$1,802,000	$1,650,722
3.75%, 8/15/2029	1,510,000	1,451,790
4.75%, 11/15/2030	2,624,000	2,566,482
4.95%, 4/15/2028	1,690,000	1,689,696
Equinix Asia Financing Corp. Pte. Ltd. 4.40%, 3/15/2031	6,307,000	6,164,273
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	2,624,000	2,593,011
4.70%, 3/15/2033	1,816,000	1,769,638
5.50%, 6/15/2034	1,534,000	1,556,120
Equinix, Inc.:
1.55%, 3/15/2028	1,779,000	1,691,313
2.00%, 5/15/2028	1,975,000	1,884,960
2.15%, 7/15/2030	1,779,000	1,603,946
2.50%, 5/15/2031	1,991,000	1,783,617
3.20%, 11/18/2029	957,000	911,208
3.90%, 4/15/2032	1,947,000	1,839,934
ERP Operating LP:
1.85%, 8/1/2031	1,400,000	1,223,166
2.50%, 2/15/2030	1,395,000	1,294,379
3.00%, 7/1/2029	1,597,000	1,526,301
3.25%, 8/1/2027	1,898,000	1,875,698
4.15%, 12/1/2028	1,720,000	1,703,763
4.65%, 9/15/2034	735,000	715,243
4.95%, 6/15/2032	1,506,000	1,513,726
Essential Properties LP:
2.95%, 7/15/2031 (a)	1,900,000	1,717,353
5.38%, 7/15/2036	895,000	883,302
Essex Portfolio LP:
1.65%, 1/15/2031	1,601,000	1,394,679
1.70%, 3/1/2028	628,000	600,054
2.55%, 6/15/2031	780,000	700,635
2.65%, 3/15/2032	1,680,000	1,489,370
3.00%, 1/15/2030	679,000	640,345
5.38%, 4/1/2035	814,000	824,175
5.50%, 4/1/2034	1,106,000	1,127,556
Extra Space Storage LP:
2.20%, 10/15/2030	1,530,000	1,372,900
2.35%, 3/15/2032	1,207,000	1,049,330
2.40%, 10/15/2031	1,243,000	1,097,383
2.55%, 6/1/2031	1,434,000	1,285,753
3.88%, 12/15/2027	201,000	199,368
3.90%, 4/1/2029	1,521,000	1,489,835
4.90%, 2/1/2032 (d)	3,000,000	2,987,430
4.95%, 1/15/2033	1,364,000	1,350,237
5.40%, 2/1/2034	1,040,000	1,049,537
5.40%, 6/15/2035	1,654,000	1,664,784
5.50%, 7/1/2030	1,420,000	1,452,845
5.70%, 4/1/2028	1,603,000	1,630,331
5.90%, 1/15/2031	1,519,000	1,575,765
Federal Realty OP LP:
3.20%, 6/15/2029	1,762,000	1,689,670
Security Description	Principal Amount	Value
3.25%, 7/15/2027	$675,000	$666,225
3.50%, 6/1/2030	705,000	673,162
5.38%, 5/1/2028	273,000	276,631
First Industrial LP 5.25%, 1/15/2031	1,236,000	1,244,825
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,830,000	1,636,349
4.00%, 1/15/2030	1,707,000	1,641,024
4.00%, 1/15/2031	1,711,000	1,616,313
5.25%, 2/15/2033	1,574,000	1,541,418
5.30%, 1/15/2029	4,010,000	4,030,050
5.63%, 9/15/2034	1,681,000	1,666,728
5.63%, 3/1/2036	1,714,000	1,675,675
5.75%, 6/1/2028	1,551,000	1,568,325
6.75%, 12/1/2033	1,825,000	1,931,616
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,746,000	1,528,064
3.10%, 2/15/2030	333,000	313,376
3.75%, 7/1/2027	1,668,000	1,655,957
Healthpeak OP LLC:
2.88%, 1/15/2031	607,000	557,420
3.00%, 1/15/2030	1,531,000	1,443,044
3.50%, 7/15/2029	339,000	327,199
4.75%, 1/15/2033	2,379,000	2,328,851
5.25%, 12/15/2032	1,268,000	1,278,410
5.38%, 2/15/2035	1,977,000	1,989,435
Highwoods Realty LP:
2.60%, 2/1/2031	784,000	699,571
3.05%, 2/15/2030	1,617,000	1,506,510
4.13%, 3/15/2028	790,000	778,537
4.20%, 4/15/2029	750,000	733,590
5.35%, 1/15/2033	997,000	991,257
7.65%, 2/1/2034	1,468,000	1,639,873
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	1,242,000	1,111,776
Series H, 3.38%, 12/15/2029 (a)	200,000	190,656
Series I, 3.50%, 9/15/2030	1,794,000	1,696,532
4.25%, 12/15/2028	1,908,000	1,887,126
5.50%, 4/15/2035	1,744,000	1,749,616
5.70%, 6/15/2032	1,565,000	1,609,055
5.70%, 7/1/2034	1,740,000	1,776,192
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	2,001,000	1,727,703
2.30%, 11/15/2028	977,000	924,994
2.70%, 1/15/2034	245,000	205,829
4.15%, 4/15/2032	1,074,000	1,021,804
4.88%, 2/1/2035	500,000	483,615
4.95%, 2/1/2032 (d)	1,400,000	1,389,645
4.95%, 1/15/2033	1,568,000	1,545,609
5.50%, 8/15/2033 (a)	1,527,000	1,554,837
Kilroy Realty LP:
2.50%, 11/15/2032	1,660,000	1,376,771
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2.65%, 11/15/2033	$1,663,000	$1,351,753
3.05%, 2/15/2030	1,864,000	1,719,615
4.25%, 8/15/2029	1,792,000	1,738,383
4.75%, 12/15/2028	207,000	205,464
6.25%, 1/15/2036	645,000	654,262
Kimco Realty OP LLC:
1.90%, 3/1/2028	420,000	402,948
2.25%, 12/1/2031	1,413,000	1,247,029
2.70%, 10/1/2030	4,000	3,712
3.20%, 4/1/2032	1,621,000	1,489,926
4.60%, 2/1/2033	1,884,000	1,852,556
4.85%, 3/1/2035	1,030,000	1,008,185
5.30%, 2/1/2036	600,000	605,556
6.40%, 3/1/2034	1,736,000	1,875,366
Kite Realty Group LP:
5.20%, 8/15/2032	1,021,000	1,029,382
5.50%, 3/1/2034	1,167,000	1,184,482
Kite Realty Group Trust 4.75%, 9/15/2030	74,000	73,740
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030	1,661,000	1,672,992
Life Storage LP 2.20%, 10/15/2030	177,000	160,146
Lineage OP LP 5.25%, 7/15/2030	192,000	192,301
LXP Industrial Trust:
2.38%, 10/1/2031	1,284,000	1,122,601
2.70%, 9/15/2030	640,000	582,803
Mid-America Apartments LP:
3.95%, 3/15/2029	1,411,000	1,387,620
4.20%, 6/15/2028	1,481,000	1,472,499
4.65%, 1/15/2033 (a)	2,742,000	2,694,399
4.95%, 3/1/2035	855,000	845,698
5.00%, 3/15/2034	25,000	24,862
5.30%, 2/15/2032 (a)	918,000	938,334
National Health Investors, Inc.:
3.00%, 2/1/2031	1,833,000	1,660,258
5.35%, 2/1/2033	1,460,000	1,444,071
NNN REIT, Inc.:
4.30%, 10/15/2028	2,172,000	2,173,688
4.60%, 2/15/2031	1,278,000	1,265,067
5.50%, 6/15/2034	177,000	180,181
5.60%, 10/15/2033	838,000	861,498
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	1,668,000	1,479,583
3.38%, 2/1/2031	1,180,000	1,095,111
3.63%, 10/1/2029	1,853,000	1,776,564
4.75%, 1/15/2028	1,207,000	1,206,903
5.20%, 7/1/2030	1,200,000	1,205,844
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033	944,000	925,403
4.95%, 1/15/2035	790,000	773,134
Security Description	Principal Amount	Value
5.25%, 8/15/2032	$1,226,000	$1,239,572
5.75%, 7/15/2034	427,000	441,424
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	1,562,000	1,337,509
3.15%, 8/15/2030	200,000	183,480
5.63%, 1/15/2033	1,737,000	1,728,558
6.88%, 7/15/2029	1,873,000	1,955,225
Prologis LP:
1.25%, 10/15/2030	35,000	30,421
1.63%, 3/15/2031	420,000	366,505
1.75%, 2/1/2031	100,000	87,901
2.25%, 4/15/2030	41,000	37,652
2.25%, 1/15/2032	1,648,000	1,449,614
3.38%, 12/15/2027	10,000	9,873
3.88%, 9/15/2028	1,382,000	1,362,403
4.00%, 9/15/2028	1,333,000	1,319,230
4.25%, 6/15/2031	1,522,000	1,493,828
4.38%, 2/1/2029	3,433,000	3,424,452
4.63%, 1/15/2033	4,494,000	4,442,858
4.75%, 1/15/2031	1,443,000	1,450,489
4.75%, 6/15/2033	1,903,000	1,884,636
4.88%, 6/15/2028	1,725,000	1,740,232
4.90%, 6/15/2036	625,000	612,156
5.00%, 3/15/2034	1,343,000	1,337,856
5.00%, 1/31/2035	19,000	18,871
5.13%, 1/15/2034	1,547,000	1,557,612
5.25%, 5/15/2035	1,328,000	1,340,496
Public Storage Operating Co.:
1.85%, 5/1/2028	1,671,000	1,595,922
1.95%, 11/9/2028	4,165,000	3,930,677
2.25%, 11/9/2031 (a)	1,415,000	1,253,591
2.30%, 5/1/2031	1,611,000	1,445,679
3.09%, 9/15/2027	400,000	394,364
4.38%, 7/1/2030	1,194,000	1,185,869
5.00%, 7/1/2035	1,611,000	1,604,717
5.00%, 12/15/2035 (a)	715,000	707,521
5.10%, 8/1/2033	1,693,000	1,712,402
Rayonier LP 2.75%, 5/17/2031	1,770,000	1,589,177
Realty Income Corp.:
1.80%, 3/15/2033	870,000	721,047
2.10%, 3/15/2028	470,000	451,623
2.20%, 6/15/2028	2,038,000	1,951,140
2.70%, 2/15/2032	1,484,000	1,325,613
2.85%, 12/15/2032	1,579,000	1,402,420
3.10%, 12/15/2029	503,000	479,017
3.20%, 2/15/2031	1,329,000	1,242,323
3.25%, 6/15/2029	1,792,000	1,726,735
3.25%, 1/15/2031	1,734,000	1,629,301
3.40%, 1/15/2028	1,553,000	1,527,826
3.95%, 8/15/2027	557,000	554,198
3.95%, 2/1/2029	1,486,000	1,464,542
4.45%, 9/15/2026	612,000	611,498
4.50%, 2/1/2033	1,517,000	1,476,526
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.70%, 12/15/2028	$1,505,000	$1,508,943
4.75%, 2/15/2029	1,036,000	1,040,735
4.75%, 4/15/2033	1,366,000	1,347,586
4.85%, 3/15/2030	466,000	468,889
4.90%, 7/15/2033	1,362,000	1,353,229
5.13%, 2/15/2034	1,849,000	1,856,322
5.13%, 4/15/2035	845,000	844,848
5.63%, 10/13/2032	1,358,000	1,409,509
Regency Centers LP:
2.95%, 9/15/2029	200,000	190,028
3.70%, 6/15/2030	1,341,000	1,293,515
4.13%, 3/15/2028	1,328,000	1,319,421
4.50%, 3/15/2033	894,000	869,013
5.00%, 7/15/2032	1,323,000	1,330,898
5.10%, 1/15/2035	2,150,000	2,149,656
5.25%, 1/15/2034	985,000	998,465
Rexford Industrial Realty LP:
2.13%, 12/1/2030	783,000	694,638
2.15%, 9/1/2031	515,000	447,942
5.00%, 6/15/2028	600,000	603,186
Sabra Health Care LP 3.20%, 12/1/2031	1,818,000	1,647,435
Safehold GL Holdings LLC:
2.80%, 6/15/2031 (a)	1,417,000	1,279,381
2.85%, 1/15/2032 (a)	1,418,000	1,265,494
6.10%, 4/1/2034	400,000	418,892
Simon Property Group LP:
1.75%, 2/1/2028	1,847,000	1,772,751
2.20%, 2/1/2031	1,142,000	1,025,402
2.25%, 1/15/2032	1,763,000	1,542,607
2.45%, 9/13/2029	2,119,000	1,984,994
2.65%, 7/15/2030	1,221,000	1,133,003
2.65%, 2/1/2032	1,916,000	1,711,984
3.38%, 12/1/2027	2,097,000	2,066,677
4.30%, 1/15/2031	1,797,000	1,767,296
4.38%, 10/1/2030	1,802,000	1,782,737
4.75%, 9/26/2034	1,492,000	1,457,609
5.13%, 10/1/2035	5,000	5,003
5.50%, 3/8/2033	1,482,000	1,531,706
6.25%, 1/15/2034	1,835,000	1,968,441
Store Capital LLC:
2.70%, 12/1/2031	1,897,000	1,669,056
4.95%, 2/11/2031	600,000	592,290
5.40%, 4/30/2030	1,568,000	1,578,521
Sun Communities Operating LP:
2.70%, 7/15/2031	1,675,000	1,506,462
4.20%, 4/15/2032	213,000	203,496
Tanger Properties LP 3.88%, 7/15/2027	1,600,000	1,588,304
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033 (a)	777,000	641,864
Series MTN, 2.10%, 8/1/2032	1,334,000	1,133,273
Security Description	Principal Amount	Value
Series MTN, 2.10%, 6/15/2033	$1,489,000	$1,238,059
3.10%, 11/1/2034	385,000	331,050
Series MTN, 3.20%, 1/15/2030	578,000	549,597
Series GMTN, 3.50%, 1/15/2028	556,000	547,110
Series MTN, 3.50%, 7/1/2027	169,000	167,580
5.13%, 9/1/2034	1,601,000	1,594,820
Ventas Realty LP:
2.50%, 9/1/2031	1,203,000	1,068,974
3.00%, 1/15/2030	1,892,000	1,784,497
4.00%, 3/1/2028	862,000	853,233
4.40%, 1/15/2029	1,268,000	1,258,744
4.75%, 11/15/2030	91,000	90,659
5.00%, 1/15/2035	1,856,000	1,826,026
5.10%, 7/15/2032	1,772,000	1,783,518
5.63%, 7/1/2034	1,131,000	1,161,175
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	16,699
3.40%, 1/15/2028	81,000	78,709
3.95%, 8/15/2027	250,000	246,793
VICI Properties LP:
4.75%, 2/15/2028	2,234,000	2,234,447
4.75%, 4/1/2028	1,236,000	1,234,801
4.95%, 2/15/2030	4,710,000	4,696,482
5.13%, 11/15/2031	1,802,000	1,793,062
5.13%, 5/15/2032	2,985,000	2,960,732
5.63%, 4/1/2035	1,574,000	1,574,708
5.75%, 4/1/2034 (a)	1,637,000	1,660,425
Welltower OP LLC:
2.05%, 1/15/2029	1,702,000	1,602,076
2.75%, 1/15/2031	1,119,000	1,029,245
2.75%, 1/15/2032	1,554,000	1,400,543
2.80%, 6/1/2031	1,647,000	1,510,645
3.10%, 1/15/2030	3,424,000	3,251,122
3.85%, 6/15/2032 (a)	1,781,000	1,692,965
4.13%, 3/15/2029	944,000	933,909
4.50%, 7/1/2030	891,000	886,509
5.13%, 7/1/2035	1,987,000	1,994,412
Weyerhaeuser Co.:
3.38%, 3/9/2033	511,000	462,573
4.00%, 11/15/2029	1,619,000	1,581,990
4.00%, 4/15/2030	1,787,000	1,738,269
7.38%, 3/15/2032	1,638,000	1,826,911
WP Carey, Inc.:
2.25%, 4/1/2033	1,507,000	1,264,644
2.40%, 2/1/2031	88,000	79,078
2.45%, 2/1/2032	1,773,000	1,551,393
3.85%, 7/15/2029	960,000	938,496
4.65%, 7/15/2030	1,126,000	1,117,476
		505,795,784
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
RETAIL — 2.3%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	$541,000	$519,977
AutoNation, Inc.:
1.95%, 8/1/2028	782,000	737,770
2.40%, 8/1/2031	1,722,000	1,515,722
3.85%, 3/1/2032	1,299,000	1,211,824
4.45%, 1/15/2029	1,626,000	1,609,984
4.75%, 6/1/2030	1,161,000	1,151,770
5.89%, 3/15/2035 (a)	1,125,000	1,147,905
AutoZone, Inc.:
1.65%, 1/15/2031 (a)	698,000	608,733
3.75%, 4/18/2029	1,145,000	1,118,493
4.00%, 4/15/2030	1,353,000	1,318,255
4.50%, 2/1/2028	1,669,000	1,667,465
4.75%, 8/1/2032	1,693,000	1,674,106
4.75%, 2/1/2033	1,261,000	1,241,417
5.10%, 7/15/2029	1,183,000	1,198,604
5.13%, 6/15/2030	1,358,000	1,375,613
5.20%, 8/1/2033	670,000	674,744
5.40%, 7/15/2034 (a)	842,000	855,691
6.25%, 11/1/2028	5,641,000	5,836,291
6.55%, 11/1/2033	15,000	16,253
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,624,000	1,445,734
4.45%, 10/1/2028	822,000	819,485
Costco Wholesale Corp.:
1.60%, 4/20/2030	3,191,000	2,884,473
1.75%, 4/20/2032	1,585,000	1,372,578
Darden Restaurants, Inc.:
4.35%, 10/15/2027	1,145,000	1,141,691
6.30%, 10/10/2033 (a)	1,415,000	1,505,277
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	1,889,000	1,724,581
4.00%, 10/1/2029 (b)	790,000	768,678
Dollar General Corp.:
3.50%, 4/3/2030	1,693,000	1,615,342
4.13%, 5/1/2028	1,404,000	1,392,796
5.00%, 11/1/2032	1,688,000	1,681,012
5.20%, 7/5/2028	990,000	1,000,454
5.45%, 7/5/2033	823,000	836,291
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	2,079,000	1,854,842
4.20%, 5/15/2028	1,766,000	1,752,419
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	1,019,000	1,000,658
5.00%, 10/3/2034	1,519,000	1,502,716
Genuine Parts Co.:
1.88%, 11/1/2030	1,235,000	1,077,142
2.75%, 2/1/2032	1,663,000	1,449,155
4.95%, 8/15/2029	6,483,000	6,464,783
6.50%, 11/1/2028	1,556,000	1,606,103
6.88%, 11/1/2033	1,682,000	1,819,352
Home Depot, Inc.:
0.90%, 3/15/2028	793,000	750,027
Security Description	Principal Amount	Value
1.38%, 3/15/2031	$1,425,000	$1,234,549
1.50%, 9/15/2028	935,000	881,303
2.70%, 4/15/2030	3,041,000	2,854,191
2.95%, 6/15/2029	2,781,000	2,670,261
3.25%, 4/15/2032	2,410,000	2,242,650
3.75%, 9/15/2028	1,839,000	1,817,870
3.90%, 12/6/2028	1,005,000	996,186
3.95%, 9/15/2030	5,058,000	4,954,412
4.50%, 9/15/2032 (a)	1,688,000	1,678,969
4.65%, 9/15/2035	1,343,000	1,308,391
4.75%, 6/25/2029 (a)	3,445,000	3,479,553
4.85%, 6/25/2031	4,346,000	4,400,282
4.90%, 4/15/2029	2,450,000	2,480,993
4.95%, 6/25/2034	2,780,000	2,789,897
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,160,000	1,096,757
1.70%, 9/15/2028	1,501,000	1,412,621
1.70%, 10/15/2030	2,051,000	1,814,376
2.63%, 4/1/2031	2,980,000	2,714,273
3.65%, 4/5/2029	7,248,000	7,081,006
3.75%, 4/1/2032	2,348,000	2,224,542
3.95%, 10/15/2027	8,333,000	8,283,835
4.00%, 10/15/2028	1,352,000	1,335,005
4.25%, 3/15/2031	3,818,000	3,740,876
4.50%, 4/15/2030	2,562,000	2,554,724
4.50%, 10/15/2032	1,787,000	1,748,955
4.85%, 10/15/2035 (a)	1,067,000	1,040,848
5.00%, 4/15/2033 (a)	1,742,000	1,749,142
5.15%, 7/1/2033 (a)	1,945,000	1,963,575
5.50%, 10/15/2035	145,000	149,088
6.50%, 3/15/2029	1,834,000	1,925,315
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	1,597,000	1,465,759
Series MTN, 2.63%, 9/1/2029	1,621,000	1,533,385
Series MTN, 3.60%, 7/1/2030 (a)	1,714,000	1,660,112
Series MTN, 3.80%, 4/1/2028	2,806,000	2,778,024
4.40%, 2/12/2031	1,754,000	1,741,704
4.60%, 5/15/2030	1,912,000	1,918,692
Series MTN, 4.60%, 9/9/2032 (a)	1,197,000	1,196,150
4.80%, 8/14/2028	5,206,000	5,240,464
4.95%, 8/14/2033 (a)	1,714,000	1,735,168
4.95%, 3/3/2035	1,216,000	1,210,224
Series GMTN, 5.00%, 5/17/2029	1,245,000	1,261,546
Series GMTN, 5.20%, 5/17/2034	1,308,000	1,335,821
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,063,000	929,519
3.60%, 9/1/2027	1,633,000	1,617,274
3.90%, 6/1/2029	941,000	922,340
4.20%, 4/1/2030	1,159,000	1,140,305
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.35%, 6/1/2028	$1,632,000	$1,626,810
4.70%, 6/15/2032	1,292,000	1,286,005
5.00%, 8/19/2034	1,262,000	1,248,345
5.10%, 3/12/2036	1,039,000	1,029,161
Ross Stores, Inc. 1.88%, 4/15/2031 (a)	1,776,000	1,565,739
Starbucks Corp.:
2.25%, 3/12/2030	1,860,000	1,707,815
2.55%, 11/15/2030	2,220,000	2,033,986
3.00%, 2/14/2032 (a)	1,466,000	1,338,297
3.50%, 3/1/2028	1,085,000	1,068,736
3.55%, 8/15/2029	918,000	892,874
4.00%, 11/15/2028	6,662,000	6,585,320
4.50%, 5/15/2028	981,000	981,000
4.80%, 2/15/2033	905,000	900,004
4.90%, 2/15/2031 (a)	1,913,000	1,928,476
5.00%, 2/15/2034	693,000	694,629
Target Corp.:
2.35%, 2/15/2030 (a)	1,820,000	1,688,323
3.38%, 4/15/2029	1,613,000	1,570,804
4.35%, 6/15/2028	15,446,000	15,447,236
4.40%, 1/15/2033 (a)	1,286,000	1,271,211
4.50%, 9/15/2032 (a)	796,000	793,835
4.50%, 9/15/2034 (a)	1,520,000	1,474,613
5.00%, 4/15/2035 (a)	1,712,000	1,713,986
5.25%, 2/15/2036 (a)	600,000	610,110
6.35%, 11/1/2032	1,668,000	1,815,618
TJX Cos., Inc.:
1.60%, 5/15/2031	1,477,000	1,289,052
2.25%, 9/15/2026	0	—
3.88%, 4/15/2030	1,871,000	1,827,293
Tractor Supply Co.:
1.75%, 11/1/2030	1,407,000	1,238,090
5.25%, 5/15/2033 (a)	1,800,000	1,809,378
Walmart, Inc.:
1.50%, 9/22/2028	7,725,000	7,283,053
1.80%, 9/22/2031 (a)	3,465,000	3,060,946
2.38%, 9/24/2029	668,000	629,517
3.25%, 7/8/2029	1,904,000	1,854,344
3.70%, 6/26/2028	2,093,000	2,073,054
3.95%, 9/9/2027 (a)	1,561,000	1,557,550
4.00%, 4/30/2029	1,792,000	1,778,004
4.00%, 4/15/2030	1,811,500	1,791,773
4.10%, 4/15/2033 (a)	2,396,000	2,330,134
4.15%, 4/30/2031	8,509,000	8,413,359
4.15%, 9/9/2032 (a)	2,440,000	2,403,351
4.35%, 4/28/2030 (a)	1,800,000	1,802,898
4.45%, 4/30/2033	1,117,000	1,105,260
4.75%, 4/30/2036	1,150,000	1,140,938
4.90%, 4/28/2035	2,945,000	2,970,003
		262,888,068
SEMICONDUCTORS — 2.5%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032	1,785,000	1,722,204
4.32%, 3/24/2028	1,574,000	1,574,944
Security Description	Principal Amount	Value
Analog Devices, Inc.:
1.70%, 10/1/2028	$1,533,000	$1,443,136
2.10%, 10/1/2031	1,042,000	917,512
4.25%, 6/15/2028	1,656,000	1,651,164
4.50%, 6/15/2030	799,000	796,827
5.05%, 4/1/2034	1,566,000	1,580,548
Applied Materials, Inc.:
1.75%, 6/1/2030	420,000	377,891
4.00%, 1/15/2031	1,801,000	1,757,290
4.80%, 6/15/2029	3,307,000	3,341,723
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	490,000	483,463
Broadcom, Inc.:
1.95%, 2/15/2028	5,762,000	5,543,505
2.45%, 2/15/2031	5,493,000	4,968,748
2.60%, 2/15/2033	3,433,000	2,981,252
3.42%, 4/15/2033	4,652,000	4,239,833
3.47%, 4/15/2034	5,752,000	5,162,362
4.00%, 4/15/2029 (b)	1,900,000	1,868,897
4.15%, 11/15/2030	5,808,000	5,683,709
4.15%, 4/15/2032 (b)	1,701,000	1,636,413
4.20%, 10/15/2030	1,915,000	1,878,232
4.30%, 1/15/2031	1,361,000	1,338,339
4.30%, 11/15/2032	1,931,000	1,870,019
4.35%, 2/15/2030	17,761,000	17,581,969
4.55%, 2/15/2032	1,128,000	1,112,592
4.60%, 7/15/2030	3,231,000	3,219,918
4.60%, 1/15/2033	2,304,000	2,260,984
4.80%, 4/15/2028	1,817,000	1,827,957
4.80%, 10/15/2034	3,298,000	3,229,171
4.80%, 2/15/2036	4,132,000	4,009,817
4.90%, 7/15/2032	2,826,000	2,833,913
4.95%, 1/15/2036	2,032,000	1,996,481
5.00%, 4/15/2030	8,193,000	8,284,352
5.05%, 4/15/2030	1,497,000	1,518,841
5.15%, 11/15/2031	2,594,000	2,638,721
5.20%, 4/15/2032	1,577,000	1,606,222
5.20%, 7/15/2035	4,233,000	4,247,138
Intel Corp.:
1.60%, 8/12/2028	1,812,000	1,704,875
2.00%, 8/12/2031	2,237,000	1,950,306
2.45%, 11/15/2029	4,826,000	4,490,255
3.75%, 8/5/2027	1,957,000	1,942,264
3.90%, 3/25/2030	3,086,000	2,996,413
4.00%, 8/5/2029	1,705,000	1,672,383
4.00%, 12/15/2032	1,661,000	1,567,635
4.15%, 8/5/2032 (a)	1,615,000	1,548,494
4.65%, 6/1/2031	2,532,000	2,507,237
4.88%, 2/10/2028	2,923,000	2,934,224
5.00%, 2/21/2031	1,806,000	1,819,075
5.00%, 8/15/2033	4,167,000	4,134,581
5.13%, 2/10/2030 (a)	2,426,000	2,454,869
5.15%, 2/21/2034 (a)	1,864,000	1,865,323
5.20%, 2/10/2033	3,708,000	3,749,085
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.30%, 5/15/2036	$5,411,000	$5,380,374
KLA Corp.:
4.10%, 3/15/2029	2,158,000	2,136,506
4.65%, 7/15/2032 (a)	1,522,000	1,519,473
4.70%, 2/1/2034	688,000	679,283
Lam Research Corp. 4.00%, 3/15/2029	2,194,000	2,169,559
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,987
Marvell Technology, Inc.:
2.45%, 4/15/2028	1,728,000	1,663,995
2.95%, 4/15/2031	300,000	275,637
4.75%, 7/15/2030	1,824,000	1,819,732
4.88%, 6/22/2028	1,713,000	1,720,589
5.30%, 4/15/2036	1,582,000	1,573,963
5.45%, 7/15/2035	1,369,000	1,387,632
5.75%, 2/15/2029	954,000	978,298
5.95%, 9/15/2033	1,466,000	1,539,109
Microchip Technology, Inc.:
4.90%, 3/15/2028	1,574,000	1,581,571
5.05%, 3/15/2029 (a)	1,387,000	1,397,500
5.05%, 2/15/2030	6,636,000	6,663,208
Micron Technology, Inc. 2.70%, 4/15/2032	1,965,000	1,760,915
NVIDIA Corp.:
1.55%, 6/15/2028	1,926,000	1,825,944
2.00%, 6/15/2031	1,483,000	1,323,133
2.85%, 4/1/2030	3,089,000	2,922,070
4.25%, 6/15/2028	7,960,000	7,944,080
4.35%, 6/15/2029	12,730,000	12,691,555
4.50%, 6/15/2031	15,270,000	15,217,777
4.75%, 6/15/2033	6,120,000	6,100,661
4.95%, 6/15/2036	10,440,000	10,348,232
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	1,855,000	1,887,778
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	5,189,000	4,656,609
2.65%, 2/15/2032 (a)	1,852,000	1,639,853
3.40%, 5/1/2030	1,011,000	962,998
4.30%, 8/19/2028	1,717,000	1,704,552
4.85%, 8/19/2032	1,784,000	1,762,217
5.00%, 1/15/2033	2,050,000	2,043,297
5.25%, 8/19/2035 (a)	1,094,000	1,093,300
Qorvo, Inc. 4.38%, 10/15/2029	1,816,000	1,751,750
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	4,015,000	3,794,817
1.65%, 5/20/2032 (a)	1,991,000	1,686,178
2.15%, 5/20/2030	1,802,000	1,649,046
4.25%, 5/20/2032	2,060,000	2,021,210
4.50%, 5/20/2030	1,056,000	1,055,725
4.75%, 5/20/2032	1,355,000	1,357,507
5.00%, 5/20/2035 (a)	1,336,000	1,329,587
5.40%, 5/20/2033 (a)	880,000	911,082
Security Description	Principal Amount	Value
Skyworks Solutions, Inc. 3.00%, 6/1/2031	$2,955,500	$2,653,596
Texas Instruments, Inc.:
1.75%, 5/4/2030	1,768,000	1,597,512
1.90%, 9/15/2031	866,000	759,525
2.25%, 9/4/2029	486,000	454,629
2.90%, 11/3/2027	792,000	778,853
3.65%, 8/16/2032 (a)	942,000	894,891
4.50%, 5/23/2030	1,211,000	1,209,959
4.60%, 2/15/2028 (a)	1,330,000	1,335,706
4.60%, 2/8/2029	1,044,000	1,050,828
4.85%, 2/8/2034	844,000	845,460
4.90%, 3/14/2033 (a)	2,896,000	2,933,474
5.10%, 5/23/2035	1,886,000	1,901,333
TSMC Arizona Corp.:
2.50%, 10/25/2031	3,805,000	3,440,557
4.13%, 4/22/2029 (a)	1,134,000	1,124,508
4.25%, 4/22/2032	1,919,000	1,892,556
Xilinx, Inc. 2.38%, 6/1/2030 (a)	1,417,000	1,305,383
		294,635,165
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,544,000	1,461,766
3.48%, 12/1/2027	1,674,000	1,647,417
4.20%, 5/1/2030	1,575,000	1,538,838
5.35%, 1/15/2030	263,000	267,405
5.75%, 1/15/2035	1,664,000	1,714,120
		6,629,546
SOFTWARE — 3.0%
Adobe, Inc.:
2.30%, 2/1/2030	2,343,000	2,163,503
4.75%, 1/17/2028 (a)	1,002,000	1,008,072
4.80%, 4/4/2029 (a)	1,237,000	1,248,925
4.95%, 1/17/2030 (a)	1,223,000	1,238,508
4.95%, 4/4/2034 (a)	1,361,000	1,351,718
5.30%, 1/17/2035 (a)	1,522,000	1,539,777
Atlassian Corp.:
5.25%, 5/15/2029	1,490,000	1,492,622
5.50%, 5/15/2034 (a)	1,713,000	1,687,682
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	3,163,000	2,772,876
2.85%, 1/15/2030	1,407,000	1,320,230
5.30%, 6/15/2035	1,466,000	1,465,604
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,801,000	1,610,004
2.90%, 12/1/2029	1,389,000	1,302,757
5.75%, 5/15/2036	917,000	917,257
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	1,798,000	1,793,793
4.30%, 9/10/2029	1,900,000	1,884,629
4.70%, 9/10/2034 (a)	1,986,000	1,943,917
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Concentrix Corp.:
6.50%, 3/1/2029 (a)	$1,665,000	$1,606,725
6.60%, 8/2/2028 (a)	1,524,000	1,518,803
6.85%, 8/2/2033 (a)	1,774,000	1,575,117
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (a)	1,067,000	1,015,080
3.75%, 5/21/2029	1,824,000	1,771,633
4.45%, 3/10/2028	3,645,000	3,632,060
4.55%, 3/10/2029	12,193,000	12,099,236
4.80%, 3/10/2031	6,129,000	6,062,929
5.10%, 7/15/2032 (a)	1,244,000	1,243,963
Fiserv, Inc.:
2.65%, 6/1/2030 (a)	1,784,000	1,631,504
3.50%, 7/1/2029	5,187,000	4,978,379
4.20%, 10/1/2028	2,012,000	1,984,335
4.55%, 2/15/2031	6,483,000	6,331,363
4.75%, 3/15/2030	1,013,000	1,002,445
5.15%, 8/12/2034	1,493,000	1,450,838
5.25%, 8/11/2035 (a)	1,399,000	1,363,256
5.35%, 3/15/2031	1,830,000	1,842,664
5.38%, 8/21/2028	1,082,000	1,093,155
5.45%, 3/2/2028	1,906,000	1,924,526
5.45%, 3/15/2034	1,515,000	1,501,956
5.60%, 3/2/2033 (a)	1,805,000	1,824,259
5.63%, 8/21/2033	1,864,000	1,885,026
Intuit, Inc.:
1.35%, 7/15/2027	1,778,000	1,723,593
1.65%, 7/15/2030	1,388,000	1,233,835
4.95%, 6/15/2031	7,950,000	7,946,502
5.13%, 9/15/2028	1,571,000	1,589,035
5.20%, 9/15/2033	2,149,000	2,157,252
5.50%, 6/15/2036 (a)	1,590,000	1,583,863
Microsoft Corp. 1.35%, 9/15/2030	1,575,000	1,399,277
MSCI, Inc. 5.25%, 9/1/2035 (a)	1,482,000	1,450,759
Oracle Corp.:
2.88%, 3/25/2031	6,467,000	5,778,264
2.95%, 4/1/2030	6,745,000	6,208,975
3.25%, 5/15/2030	3,254,000	3,023,812
3.90%, 5/15/2035	2,069,000	1,758,215
4.20%, 9/27/2029	10,876,000	10,575,714
4.30%, 7/8/2034	3,492,000	3,116,645
4.45%, 9/26/2030	5,893,000	5,688,572
4.50%, 5/6/2028	755,000	750,153
4.55%, 2/4/2029	5,212,000	5,139,084
4.65%, 5/6/2030	1,707,000	1,673,645
4.70%, 9/27/2034	2,591,000	2,374,341
4.80%, 8/3/2028	2,578,000	2,573,411
4.80%, 9/26/2032	6,460,000	6,146,625
4.90%, 2/6/2033	10,179,000	9,662,416
4.95%, 2/4/2031 (a)	16,284,000	15,950,178
5.20%, 9/26/2035 (a)	7,224,000	6,761,014
5.25%, 2/3/2032	2,320,000	2,285,989
Security Description	Principal Amount	Value
5.35%, 5/4/2033 (a)	$13,905,000	$13,504,675
5.50%, 8/3/2035 (a)	1,894,000	1,812,350
5.70%, 2/4/2036 (a)	9,921,000	9,619,501
6.15%, 11/9/2029	1,653,000	1,700,854
6.25%, 11/9/2032	3,469,000	3,565,230
Paychex, Inc.:
5.10%, 4/15/2030	360,000	362,984
5.35%, 4/15/2032	465,000	470,524
5.60%, 4/15/2035 (a)	6,304,000	6,366,347
Roper Technologies, Inc.:
1.40%, 9/15/2027 (a)	1,606,000	1,549,629
1.75%, 2/15/2031	1,609,000	1,399,460
2.00%, 6/30/2030	1,115,000	1,000,601
2.95%, 9/15/2029	890,000	844,129
4.20%, 9/15/2028	1,774,000	1,760,074
4.25%, 9/15/2028	888,000	880,896
4.45%, 9/15/2030	1,815,000	1,790,479
4.50%, 10/15/2029	805,000	799,687
4.75%, 2/15/2032 (a)	1,389,000	1,372,985
4.90%, 10/15/2034 (a)	1,403,000	1,355,621
5.10%, 9/15/2035 (a)	1,649,000	1,602,036
Salesforce, Inc.:
1.50%, 7/15/2028	1,325,000	1,247,514
1.95%, 7/15/2031	2,522,000	2,196,385
3.70%, 4/11/2028 (a)	2,308,000	2,277,996
4.50%, 3/15/2028	11,436,000	11,424,678
4.65%, 3/15/2029	1,676,000	1,675,346
4.90%, 9/15/2031	30,023,000	29,953,046
5.20%, 3/15/2033	10,249,000	10,268,473
5.55%, 3/15/2036 (a)	9,030,000	9,004,445
ServiceNow, Inc.:
1.40%, 9/1/2030	2,459,000	2,155,559
4.25%, 5/15/2028	1,872,000	1,866,010
4.70%, 8/15/2031	1,997,000	1,986,775
5.05%, 5/15/2033	1,232,000	1,230,657
5.40%, 5/15/2036	2,062,000	2,059,443
Synopsys, Inc.:
4.65%, 4/1/2028	1,856,000	1,858,580
4.85%, 4/1/2030	3,574,000	3,580,254
5.00%, 4/1/2032	2,650,000	2,654,690
5.15%, 4/1/2035	5,572,000	5,544,196
Take-Two Interactive Software, Inc.:
4.00%, 4/14/2032 (a)	892,000	849,791
4.95%, 3/28/2028	1,756,000	1,764,271
5.40%, 6/12/2029	1,863,000	1,898,080
5.60%, 6/12/2034 (a)	625,000	639,512
VMware LLC:
1.80%, 8/15/2028	1,345,000	1,272,034
2.20%, 8/15/2031	2,905,000	2,558,608
4.70%, 5/15/2030	1,807,000	1,809,114
Workday, Inc.:
3.70%, 4/1/2029	1,582,000	1,537,356
3.80%, 4/1/2032	2,352,000	2,190,465
		351,893,635
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
2.88%, 5/7/2030	$1,724,000	$1,605,027
3.63%, 4/22/2029	1,700,000	1,651,057
4.70%, 7/21/2032	1,367,000	1,346,973
5.00%, 1/20/2033	1,851,000	1,842,670
6.38%, 3/1/2035	1,386,000	1,501,260
AT&T, Inc.:
1.65%, 2/1/2028	20,392,000	19,490,470
2.25%, 2/1/2032	4,116,000	3,581,743
2.55%, 12/1/2033	6,618,000	5,560,841
2.75%, 6/1/2031	5,220,000	4,746,546
4.10%, 2/15/2028	25,933,000	25,733,057
4.40%, 4/30/2031	2,817,000	2,769,956
4.50%, 5/15/2035	4,419,000	4,164,642
4.55%, 11/1/2032	1,662,000	1,622,494
4.70%, 8/15/2030	1,451,000	1,451,290
4.75%, 4/30/2033	9,728,000	9,520,696
4.90%, 11/1/2035	1,789,000	1,732,163
5.38%, 8/15/2035 (a)	2,274,000	2,284,051
5.40%, 2/15/2034 (a)	4,639,000	4,703,065
Bell Telephone Co. of Canada or Bell Canada:
5.10%, 5/11/2033 (a)	1,260,000	1,258,753
5.20%, 2/15/2034	4,570,000	4,564,699
British Telecommunications Ltd. 9.63%, 12/15/2030	6,019,000	7,114,518
Cisco Systems, Inc.:
4.55%, 2/24/2028 (a)	1,457,000	1,462,770
4.75%, 2/24/2030	4,811,000	4,855,021
4.85%, 2/26/2029	6,901,000	6,974,082
4.95%, 2/26/2031	4,268,000	4,338,123
4.95%, 2/24/2032	1,791,000	1,812,564
5.05%, 2/26/2034	5,134,000	5,178,512
5.10%, 2/24/2035	2,211,000	2,233,309
Deutsche Telekom International Finance BV:
8.25%, 6/15/2030	7,520,000	8,460,000
9.25%, 6/1/2032	1,035,000	1,259,295
Juniper Networks, Inc.:
2.00%, 12/10/2030	1,748,000	1,538,222
3.75%, 8/15/2029	444,000	428,136
Koninklijke KPN NV 8.38%, 10/1/2030	1,229,000	1,399,475
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,024,000	922,696
2.75%, 5/24/2031	1,796,000	1,632,115
4.60%, 2/23/2028	1,682,000	1,685,835
4.60%, 5/23/2029	2,246,000	2,239,082
5.00%, 4/15/2029	1,346,000	1,360,200
5.20%, 8/15/2032	1,121,000	1,130,585
5.40%, 4/15/2034	1,431,000	1,448,587
5.55%, 8/15/2035	1,201,000	1,222,462
5.60%, 6/1/2032	1,739,000	1,789,466
Security Description	Principal Amount	Value
Orange SA 9.00%, 3/1/2031 (a)	$4,295,000	$5,014,455
Rogers Communications, Inc.:
3.80%, 3/15/2032	6,716,000	6,255,887
5.00%, 2/15/2029	165,000	166,028
5.30%, 2/15/2034 (a)	2,862,000	2,838,245
Sprint Capital Corp.:
6.88%, 11/15/2028	17,125,000	17,938,266
8.75%, 3/15/2032	3,267,000	3,848,428
Telefonica Europe BV 8.25%, 9/15/2030	1,862,000	2,091,156
TELUS Corp.:
3.40%, 5/13/2032	5,333,000	4,853,617
3.70%, 9/15/2027	1,765,000	1,746,097
T-Mobile USA, Inc.:
2.05%, 2/15/2028	3,294,000	3,165,732
2.25%, 11/15/2031	1,960,000	1,720,998
2.40%, 3/15/2029	3,089,000	2,915,275
2.55%, 2/15/2031	4,924,000	4,466,659
2.63%, 2/15/2029	1,034,000	983,427
2.70%, 3/15/2032	1,317,000	1,170,721
2.88%, 2/15/2031	7,205,000	6,628,168
3.38%, 4/15/2029	4,177,000	4,039,702
3.50%, 4/15/2031	11,073,000	10,453,576
3.88%, 4/15/2030	12,710,000	12,316,880
4.20%, 10/1/2029	1,774,000	1,752,304
4.63%, 1/15/2033	985,000	961,478
4.70%, 1/15/2035	2,514,000	2,425,105
4.85%, 1/15/2029	917,000	922,695
4.95%, 3/15/2028	1,435,000	1,444,385
4.95%, 11/15/2035	840,000	819,748
5.00%, 2/15/2036 (a)	1,843,000	1,801,422
5.05%, 7/15/2033	8,562,000	8,547,102
5.13%, 5/15/2032	2,140,000	2,162,170
5.15%, 4/15/2034	2,303,000	2,308,688
5.20%, 1/15/2033	1,114,000	1,127,078
5.30%, 5/15/2035 (a)	3,734,000	3,752,857
5.75%, 1/15/2034	1,341,000	1,389,115
6.70%, 12/15/2033	1,057,000	1,154,910
Verizon Communications, Inc.:
1.50%, 9/18/2030	1,633,000	1,437,971
1.68%, 10/30/2030	1,931,000	1,704,397
1.75%, 1/20/2031	9,894,000	8,688,614
2.10%, 3/22/2028	3,179,000	3,051,458
2.36%, 3/15/2032	13,147,000	11,489,952
2.55%, 3/21/2031	740,500	672,270
3.15%, 3/22/2030	1,859,000	1,765,548
3.88%, 2/8/2029	1,614,000	1,589,241
4.02%, 12/3/2029	6,843,000	6,716,404
4.33%, 9/21/2028	1,655,000	1,649,588
4.40%, 11/1/2034	3,242,000	3,076,107
4.50%, 8/10/2033	17,776,000	17,186,370
4.75%, 1/15/2033	3,180,000	3,131,187
4.78%, 2/15/2035	3,816,000	3,684,806
5.00%, 1/15/2036	4,786,000	4,666,876
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.05%, 5/9/2033	$191,000	$192,417
5.25%, 4/2/2035	4,038,000	4,037,152
6.40%, 9/15/2033	1,193,000	1,287,867
7.75%, 12/1/2030	1,440,000	1,610,064
Vodafone Group PLC:
4.80%, 6/18/2031	3,180,000	3,158,249
5.35%, 6/18/2036	3,080,000	3,054,713
6.25%, 11/30/2032	1,657,000	1,752,758
7.88%, 2/15/2030	656,000	722,991
		371,125,882
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,155,000	1,141,279
3.90%, 11/19/2029	1,568,000	1,525,021
4.65%, 3/12/2031	1,124,000	1,110,006
6.05%, 5/14/2034	1,540,000	1,608,284
Mattel, Inc. 5.00%, 11/17/2030	1,340,000	1,335,256
		6,719,846
TRANSPORTATION — 1.0%
Canadian National Railway Co.:
4.20%, 3/12/2031	1,172,000	1,147,986
4.35%, 5/12/2029	9,496,000	9,437,030
4.38%, 9/18/2034	1,277,000	1,231,743
4.75%, 11/12/2035	842,000	824,394
5.85%, 11/1/2033	1,660,000	1,773,212
6.25%, 8/1/2034	982,000	1,069,830
6.90%, 7/15/2028	610,000	638,084
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	1,208,000	1,103,472
2.45%, 12/2/2031	1,461,000	1,299,282
2.88%, 11/15/2029	1,564,000	1,482,735
4.00%, 6/1/2028	1,325,000	1,313,433
4.00%, 3/15/2029	1,422,000	1,400,485
5.20%, 3/30/2035	1,873,000	1,894,371
7.13%, 10/15/2031	5,428,000	6,000,491
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,508,000	1,496,765
CSX Corp.:
2.40%, 2/15/2030	1,386,000	1,286,776
3.80%, 3/1/2028	166,000	164,267
4.10%, 11/15/2032 (a)	1,696,000	1,641,711
4.25%, 3/15/2029	2,366,000	2,349,438
5.05%, 6/15/2035 (a)	1,632,000	1,635,949
5.20%, 11/15/2033	1,711,000	1,746,640
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	914,142	788,996
FedEx Corp.:
2.40%, 5/15/2031 (a)	212,000	190,700
3.10%, 8/5/2029	1,402,000	1,340,938
3.40%, 2/15/2028	24,000	23,597
Security Description	Principal Amount	Value
3.90%, 2/1/2035	$314,000	$289,276
4.25%, 5/15/2030	1,598,000	1,576,899
4.90%, 1/15/2034	789,000	783,303
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	1,844,000	1,818,516
4.65%, 3/15/2031 (b)	1,709,000	1,678,016
4.95%, 3/15/2033 (a) (b)	1,945,000	1,905,322
5.25%, 3/15/2036 (b)	1,398,000	1,361,205
GXO Logistics, Inc.:
2.65%, 7/15/2031	1,799,000	1,594,562
6.25%, 5/6/2029	1,333,000	1,377,562
6.50%, 5/6/2034	1,826,000	1,913,155
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030	3,098,000	3,114,079
Kirby Corp. 4.20%, 3/1/2028	1,464,000	1,454,308
Norfolk Southern Corp.:
2.30%, 5/15/2031	951,000	851,259
2.55%, 11/1/2029	783,000	734,438
3.00%, 3/15/2032 (a)	71,000	64,954
3.80%, 8/1/2028	1,364,000	1,346,091
4.45%, 3/1/2033	1,598,000	1,564,474
5.05%, 8/1/2030	1,017,000	1,032,774
5.10%, 5/1/2035	1,582,000	1,590,479
5.55%, 3/15/2034	830,000	860,262
Ryder System, Inc.:
4.30%, 12/1/2030	1,168,000	1,151,029
Series MTN, 4.85%, 6/15/2030	869,000	873,545
Series MTN, 4.90%, 12/1/2029 (a)	1,090,000	1,098,022
Series GMTN, 4.95%, 9/1/2029	1,499,000	1,510,422
5.00%, 3/15/2030	1,074,000	1,084,149
Series MTN, 5.25%, 6/1/2028	1,539,000	1,558,884
Series MTN, 5.38%, 3/15/2029	1,177,000	1,201,399
Series MTN, 5.50%, 6/1/2029	878,000	897,834
6.30%, 12/1/2028 (a)	750,000	777,570
6.60%, 12/1/2033	1,265,000	1,380,178
Union Pacific Corp.:
2.38%, 5/20/2031	1,118,000	1,009,733
2.80%, 2/14/2032	2,117,000	1,926,597
3.38%, 2/1/2035	1,102,000	980,538
3.70%, 3/1/2029	5,109,000	5,016,527
3.95%, 9/10/2028	3,576,700	3,543,544
4.50%, 1/20/2033	1,327,000	1,315,667
5.10%, 2/20/2035 (a)	1,348,000	1,368,193
6.63%, 2/1/2029	3,734,000	3,939,706
United Parcel Service, Inc.:
2.50%, 9/1/2029	2,526,000	2,381,841
3.40%, 3/15/2029	1,538,000	1,498,135
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.45%, 4/1/2030 (a)	$303,000	$303,239
4.65%, 10/15/2030 (a)	1,551,000	1,561,919
4.88%, 3/3/2033 (a)	2,205,000	2,230,909
5.15%, 5/22/2034 (a)	1,420,000	1,449,792
5.25%, 5/14/2035 (a)	2,155,000	2,198,639
		112,451,270
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.00%, 6/30/2030	402,000	391,383
4.90%, 3/15/2033	1,339,000	1,330,337
5.45%, 9/15/2033	1,413,000	1,442,306
5.50%, 6/15/2035	2,759,000	2,789,680
6.05%, 3/15/2034	1,684,000	1,763,097
6.90%, 5/1/2034	1,413,000	1,559,387
		9,276,190
WATER — 0.3%
American Water Capital Corp.:
2.30%, 6/1/2031	675,000	603,200
2.80%, 5/1/2030	840,000	785,459
3.45%, 6/1/2029	335,000	324,863
3.75%, 9/1/2028	7,595,000	7,475,075
4.45%, 6/1/2032	1,316,000	1,291,983
4.63%, 6/1/2029	6,536,000	6,540,379
5.15%, 3/1/2034	969,000	980,909
5.20%, 4/1/2036	1,871,000	1,868,568
5.25%, 3/1/2035 (a)	1,666,000	1,684,676
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,552,000	1,386,479
2.70%, 4/15/2030	1,408,000	1,304,780
3.57%, 5/1/2029	785,000	761,081
5.13%, 3/15/2036	1,423,000	1,403,106
5.25%, 8/15/2035	1,012,000	1,009,986
5.38%, 1/15/2034	1,774,000	1,795,891
United Utilities PLC 6.88%, 8/15/2028	1,678,000	1,748,627
		30,965,062
TOTAL CORPORATE BONDS & NOTES (Cost $11,535,729,003)		11,386,726,647

Shares
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	27,295,305	27,295,305
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	418,386,648	$418,386,648
TOTAL SHORT-TERM INVESTMENTS (Cost $445,681,953)		445,681,953
TOTAL INVESTMENTS — 102.3% (Cost $11,981,410,956)		11,832,408,600
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(262,172,596)
NET ASSETS — 100.0%		$11,570,236,004

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.1% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$11,386,726,647	$—	$11,386,726,647
Short-Term Investments	445,681,953	—	—	445,681,953
TOTAL INVESTMENTS	$445,681,953	$11,386,726,647	$—	$11,832,408,600
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,871,715	$72,871,715	$1,611,878,325	$1,657,454,735	$—	$—	27,295,305	$27,295,305	$1,008,382
State Street Navigator Securities Lending Portfolio II	635,670,835	635,670,835	3,412,533,290	3,629,817,477	—	—	418,386,648	418,386,648	1,925,956
Total		$708,542,550	$5,024,411,615	$5,287,272,212	$—	$—		$445,681,953	$2,934,338
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
3.38%, 3/1/2041	$20,000	$14,957
5.40%, 10/1/2048 (a)	185,000	165,385
		180,342
AEROSPACE & DEFENSE — 2.8%
Boeing Co.:
3.38%, 6/15/2046	187,000	131,212
3.50%, 3/1/2039	208,000	169,641
3.55%, 3/1/2038	292,000	244,442
3.63%, 3/1/2048	195,000	139,844
3.65%, 3/1/2047	96,000	69,332
3.75%, 2/1/2050	584,000	426,221
3.83%, 3/1/2059	285,000	198,340
3.85%, 11/1/2048	158,000	116,730
3.90%, 5/1/2049	331,000	247,654
3.95%, 8/1/2059	531,000	377,610
5.71%, 5/1/2040	1,602,000	1,628,353
5.81%, 5/1/2050	2,935,000	2,897,637
5.88%, 2/15/2040	174,000	178,950
5.93%, 5/1/2060	1,835,000	1,807,732
6.63%, 2/15/2038	177,000	193,654
6.86%, 5/1/2054	1,391,000	1,562,969
6.88%, 3/15/2039	169,000	188,797
7.01%, 5/1/2064	587,000	667,560
Embraer Netherlands Finance BV 5.40%, 1/9/2038	480,000	463,546
General Dynamics Corp.:
2.85%, 6/1/2041	218,000	162,403
3.60%, 11/15/2042	162,000	129,770
4.25%, 4/1/2040	510,000	458,495
4.25%, 4/1/2050	356,000	298,641
General Electric Co.:
4.35%, 5/1/2050	189,000	160,346
4.50%, 3/11/2044	191,000	170,078
Series MTN, 5.88%, 1/14/2038	257,000	273,497
Series GMTN, 6.88%, 1/10/2039	384,000	444,031
Honeywell Aerospace, Inc.:
5.62%, 3/16/2046 (b)	662,000	658,809
5.73%, 3/16/2056 (b)	1,855,000	1,854,722
5.85%, 3/16/2066 (b)	747,000	752,722
Howmet Aerospace, Inc. 5.95%, 2/1/2037	162,000	171,867
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	268,000	250,226
5.50%, 8/15/2054 (a)	259,000	250,577
5.60%, 7/31/2053	250,000	245,010
6.15%, 12/15/2040	293,000	310,826
Lockheed Martin Corp.:
2.80%, 6/15/2050	370,000	233,829
Security Description	Principal Amount	Value
3.80%, 3/1/2045	$498,000	$396,229
4.07%, 12/15/2042	732,604	619,959
4.09%, 9/15/2052	820,000	646,185
4.15%, 6/15/2053	370,000	293,188
4.30%, 6/15/2062	241,000	188,696
4.70%, 5/15/2046	932,000	829,965
5.20%, 2/15/2055 (a)	633,000	594,197
5.20%, 2/15/2064	455,000	418,991
5.70%, 11/15/2054 (a)	735,000	738,998
5.72%, 6/1/2040	198,000	208,447
5.90%, 11/15/2063	505,000	519,640
Series B, 6.15%, 9/1/2036	174,000	188,847
Northrop Grumman Corp.:
3.85%, 4/15/2045	193,000	152,891
4.03%, 10/15/2047	1,011,000	804,928
4.75%, 6/1/2043	235,000	214,203
4.95%, 3/15/2053	655,000	586,291
5.05%, 11/15/2040	117,000	112,952
5.15%, 5/1/2040	174,000	170,083
5.20%, 6/1/2054	452,000	421,702
5.25%, 5/1/2050 (a)	575,000	540,632
RTX Corp.:
2.82%, 9/1/2051	60,000	37,229
3.13%, 7/1/2050	515,000	343,675
3.75%, 11/1/2046	357,000	273,526
4.05%, 5/4/2047	428,000	343,521
4.15%, 5/15/2045	149,000	123,298
4.35%, 4/15/2047	467,000	390,034
4.45%, 11/16/2038	227,382	211,545
4.50%, 6/1/2042	1,805,000	1,615,150
4.63%, 11/16/2048	1,102,000	956,745
4.70%, 12/15/2041	229,000	211,307
4.80%, 12/15/2043	213,000	194,090
4.88%, 10/15/2040	124,000	117,826
5.38%, 2/27/2053	575,000	550,603
5.70%, 4/15/2040	96,000	98,797
6.05%, 6/1/2036	167,000	179,649
6.13%, 7/15/2038	164,000	176,666
6.40%, 3/15/2054	903,000	991,241
		33,997,999
AGRICULTURE — 1.3%
Altria Group, Inc.:
3.40%, 2/4/2041	612,000	467,727
3.70%, 2/4/2051	515,000	358,054
3.88%, 9/16/2046	843,000	626,071
4.00%, 2/4/2061	510,000	355,302
4.25%, 8/9/2042	482,000	397,235
4.45%, 5/6/2050	433,000	341,892
4.50%, 5/2/2043	372,000	312,316
5.38%, 1/31/2044	883,000	824,360
5.80%, 2/14/2039	1,049,000	1,062,920
5.95%, 2/14/2049	1,458,000	1,431,756
6.20%, 2/14/2059	1,000	984
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	140,000	84,790
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.75%, 9/15/2047	$225,000	$172,186
4.02%, 4/16/2043	316,000	262,264
4.50%, 3/15/2049	272,000	232,204
4.54%, 3/26/2042	222,000	198,601
BAT Capital Corp.:
3.73%, 9/25/2040	238,000	192,309
3.98%, 9/25/2050	188,000	138,368
4.54%, 8/15/2047	1,300,000	1,072,838
4.76%, 9/6/2049	372,000	312,193
5.28%, 4/2/2050	385,000	347,320
5.65%, 3/16/2052	178,000	167,804
6.25%, 8/15/2055	242,000	247,685
7.08%, 8/2/2043	330,000	367,198
7.08%, 8/2/2053	679,000	766,224
Philip Morris International, Inc.:
3.88%, 8/21/2042	351,000	285,714
4.13%, 3/4/2043	418,000	350,079
4.25%, 11/10/2044	668,000	561,728
4.38%, 11/15/2041	280,000	244,544
4.50%, 3/20/2042	250,000	219,817
4.88%, 11/15/2043	547,000	497,907
6.38%, 5/16/2038	702,000	767,693
Reynolds American, Inc.:
5.85%, 8/15/2045	1,170,000	1,152,836
6.15%, 9/15/2043	259,000	262,186
7.25%, 6/15/2037	172,000	195,394
		15,278,499
AIRLINES — 0.0% *
American Airlines Pass-Through Trust:
Series A, Class A, 2.88%, 1/11/2036	80,420	71,955
Series A, Class A, 4.90%, 11/11/2039	120,000	116,472
JetBlue Pass-Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	93,154	81,788
United Airlines Pass-Through Trust Series 2023-1, Class A, 5.80%, 7/15/2037	175,751	182,416
		452,631
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040 (a)	837,000	664,896
3.38%, 11/1/2046	267,000	193,877
3.38%, 3/27/2050	702,000	495,029
3.63%, 5/1/2043	162,000	127,167
3.88%, 11/1/2045 (a)	430,000	339,025
		1,819,994
AUTO MANUFACTURERS — 0.5%
Cummins, Inc.:
2.60%, 9/1/2050	280,000	169,327
4.88%, 10/1/2043	227,000	213,704
Security Description	Principal Amount	Value
5.45%, 2/20/2054 (a)	$485,000	$475,310
Ford Motor Co.:
4.75%, 1/15/2043	1,007,000	792,710
5.29%, 12/8/2046	640,000	525,901
7.40%, 11/1/2046	460,000	480,208
General Motors Co.:
5.15%, 4/1/2038	455,000	433,451
5.20%, 4/1/2045	848,000	752,049
5.40%, 4/1/2048 (a)	361,800	324,777
5.95%, 4/1/2049 (a)	559,000	538,233
6.25%, 10/2/2043	949,000	953,242
6.60%, 4/1/2036	47,000	50,435
6.75%, 4/1/2046	464,000	488,991
		6,198,338
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	890,000	552,067
4.15%, 5/1/2052	584,000	439,197
BorgWarner, Inc. 4.38%, 3/15/2045	215,000	179,447
Lear Corp.:
3.55%, 1/15/2052	213,000	145,377
5.25%, 5/15/2049	397,000	359,301
		1,675,389
BANKS — 8.0%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	2,685,000	1,947,484
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	483,000	302,319
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	100,000	64,626
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	3,493,000	2,708,682
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	490,000	348,292
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	644,000	505,147
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	733,000	642,335
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	3,119,000	2,469,250
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	30,000	27,419
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,395,000	1,151,768
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	1,212,000	1,031,121
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series L, 4.75%, 4/21/2045 (a)	$1,363,000	$1,211,721
Series MTN, 4.88%, 4/1/2044	204,000	189,530
Series MTN, 5.00%, 1/21/2044	683,000	642,334
Series MTN, 5.88%, 2/7/2042	30,000	31,134
6.11%, 1/29/2037	1,118,000	1,177,556
7.75%, 5/14/2038	554,000	661,321
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	361,000	269,996
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	758,000	598,441
4.95%, 1/10/2047	641,000	571,516
5.25%, 8/17/2045 (a)	403,000	379,009
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	793,000	791,937
SOFR + 2.42%, 6.04%, 3/12/2055 (a) (c)	289,000	300,635
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	530,000	384,483
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	742,000	645,495
4.65%, 7/30/2045	490,000	432,998
4.75%, 5/18/2046	1,350,000	1,152,643
5.30%, 5/6/2044	319,000	299,503
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	918,000	905,405
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	1,258,000	1,231,016
5.88%, 1/30/2042	679,000	702,582
6.68%, 9/13/2043	410,000	450,598
8.13%, 7/15/2039	987,000	1,234,066
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	695,000	684,422
5.25%, 8/4/2045 (a)	663,000	613,805
5.75%, 12/1/2043	591,000	585,415
Fifth Third Bancorp 8.25%, 3/1/2038	450,000	549,122
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	690,000	499,346
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,245,000	940,436
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,116,000	853,282
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,322,000	1,159,500
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	972,000	879,359
4.75%, 10/21/2045	848,000	748,708
Security Description	Principal Amount	Value
Series MTN, 4.80%, 7/8/2044	$845,000	$758,126
5.15%, 5/22/2045	928,000	846,614
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	1,535,000	1,483,531
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,689,000	1,641,725
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,643,000	1,617,320
6.25%, 2/1/2041	1,402,000	1,491,798
6.75%, 10/1/2037	2,033,000	2,215,360
HSBC Bank USA NA:
5.88%, 11/1/2034	81,000	84,340
7.00%, 1/15/2039	352,000	396,408
HSBC Holdings PLC:
5.25%, 3/14/2044 (a)	468,000	443,088
6.10%, 1/14/2042	340,000	362,736
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,461,000	1,562,978
6.50%, 9/15/2037	1,959,000	2,096,277
6.80%, 6/1/2038	92,000	100,619
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	963,000	742,887
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	1,370,000	917,051
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	60,000	45,632
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	2,216,000	1,534,425
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	1,032,000	911,999
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	1,001,000	780,330
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	2,153,000	1,694,992
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	1,076,000	859,616
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	1,176,000	973,669
4.85%, 2/1/2044	242,000	223,671
4.95%, 6/1/2045	1,058,000	975,455
5.40%, 1/6/2042	461,000	459,377
5.50%, 10/15/2040	30,000	30,582
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,888,000	1,872,348
5.60%, 7/15/2041	822,000	835,916
5.63%, 8/16/2043	608,000	614,542
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	$789,000	$579,663
4.34%, 1/9/2048	695,000	569,101
5.30%, 12/1/2045	265,000	248,159
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (a) (c)	637,000	627,623
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	400,000	339,780
4.15%, 3/7/2039	244,000	219,195
4.29%, 7/26/2038 (a)	146,000	135,890
1 yr. CMT + 0.98%, 5.87%, 4/21/2047 (c)	845,000	852,842
Mizuho Financial Group, Inc. 5.82%, 7/13/2047 (c) (d)	1,175,000	1,162,803
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (a) (c)	250,000	155,500
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	975,000	744,383
3.97%, 7/22/2038 (c)	699,000	613,324
4.30%, 1/27/2045	1,106,000	932,159
Series MTN, 4.38%, 1/22/2047	940,000	784,909
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	478,000	440,926
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,484,000	1,434,568
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	966,000	947,733
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	2,460,000	2,489,471
6.38%, 7/24/2042	983,000	1,069,445
NatWest Group PLC 1 yr. CMT + 1.30%, 5.91%, 3/3/2047 (c)	565,000	551,423
Regions Bank 6.45%, 6/26/2037	179,000	190,390
Regions Financial Corp. 7.38%, 12/10/2037	128,000	145,512
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	189,000	129,832
2.93%, 9/17/2041	494,000	356,811
3.05%, 1/14/2042	142,000	106,551
SOFR + 1.36%, 5.57%, 1/15/2047 (c)	650,000	637,728
SOFR + 1.53%, 5.75%, 7/7/2047 (c) (d)	315,000	312,121
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	625,000	616,869
5.84%, 7/9/2044	370,000	371,088
6.18%, 7/13/2043 (a)	218,000	231,305
Security Description	Principal Amount	Value
UBS AG 4.50%, 6/26/2048	$326,000	$282,443
UBS Group AG 4.88%, 5/15/2045	943,000	856,131
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	2,039,000	1,558,020
3.90%, 5/1/2045	494,000	391,633
Series MTN, 4.40%, 6/14/2046	920,000	746,387
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,918,000	1,611,523
Series MTN, 4.65%, 11/4/2044	1,260,000	1,072,739
Series MTN, 4.75%, 12/7/2046	1,193,000	1,016,508
Series GMTN, 4.90%, 11/17/2045	1,214,000	1,061,182
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	3,078,000	2,759,335
5.38%, 11/2/2043	975,000	917,202
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	1,200,000	1,152,852
5.61%, 1/15/2044	1,289,600	1,241,769
Wells Fargo Bank NA:
5.85%, 2/1/2037	458,000	475,349
5.95%, 8/26/2036	218,000	228,754
6.60%, 1/15/2038	227,000	248,946
Westpac Banking Corp.:
2.96%, 11/16/2040	500,000	369,785
3.13%, 11/18/2041	594,000	439,756
4.42%, 7/24/2039 (a)	409,000	366,963
		96,343,550
BEVERAGES — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	4,678,000	4,262,266
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	247,000	204,388
4.63%, 2/1/2044	250,000	221,685
4.90%, 2/1/2046	829,000	753,138
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	215,000	174,174
4.38%, 4/15/2038	65,000	60,668
4.44%, 10/6/2048	100,000	84,630
4.75%, 4/15/2058	318,000	275,016
4.95%, 1/15/2042	830,000	782,748
5.45%, 1/23/2039	2,484,000	2,528,315
5.55%, 1/23/2049	2,311,000	2,273,100
5.80%, 1/23/2059	957,000	974,628
8.00%, 11/15/2039	288,000	358,646
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Brown-Forman Corp.:
4.00%, 4/15/2038	$177,000	$157,688
4.50%, 7/15/2045 (a)	223,000	191,318
Coca-Cola Co.:
2.50%, 6/1/2040	284,000	208,516
2.50%, 3/15/2051	60,000	35,669
2.60%, 6/1/2050	60,000	36,827
2.75%, 6/1/2060	190,000	110,139
2.88%, 5/5/2041	276,000	210,417
4.20%, 3/25/2050	273,000	225,449
5.20%, 1/14/2055	1,036,000	987,857
5.30%, 5/13/2054	800,000	772,088
5.40%, 5/13/2064	1,156,000	1,114,661
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	255,000	245,450
Constellation Brands, Inc.:
3.75%, 5/1/2050	305,000	224,995
4.10%, 2/15/2048	274,000	214,657
4.50%, 5/9/2047	69,000	57,582
5.25%, 11/15/2048	355,000	326,000
Diageo Capital PLC:
3.88%, 4/29/2043	162,000	130,423
5.88%, 9/30/2036	247,000	261,319
Diageo Investment Corp. 4.25%, 5/11/2042 (a)	242,000	207,571
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	7,000	6,101
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	230,000	150,908
3.80%, 5/1/2050	400,000	285,468
4.42%, 12/15/2046	263,000	211,657
4.50%, 11/15/2045	242,000	199,570
4.50%, 4/15/2052	607,000	487,397
5.09%, 5/25/2048	295,000	260,163
Maple Parent Holdings Corp. 6.63%, 3/26/2056 (b)	450,000	473,022
Molson Coors Beverage Co.:
4.20%, 7/15/2046	862,000	687,867
5.00%, 5/1/2042	511,682	465,738
5.50%, 7/8/2036	1,200,000	1,205,904
PepsiCo, Inc.:
2.63%, 10/21/2041	264,000	189,570
2.75%, 10/21/2051	110,000	68,448
3.38%, 7/29/2049	375,000	267,626
3.45%, 10/6/2046	354,000	263,638
3.50%, 3/19/2040	238,000	197,976
3.60%, 8/13/2042	198,000	159,028
3.63%, 3/19/2050	397,000	296,349
4.00%, 3/5/2042	222,000	188,853
4.00%, 5/2/2047	420,000	339,419
4.20%, 7/18/2052	518,000	422,160
4.25%, 10/22/2044	254,000	217,604
4.45%, 4/14/2046	444,000	386,626
4.65%, 2/15/2053	886,000	778,856
4.88%, 11/1/2040	147,000	141,221
Security Description	Principal Amount	Value
5.50%, 1/15/2040	$150,000	$153,579
		27,176,776
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
2.80%, 8/15/2041	211,000	152,983
3.00%, 1/15/2052	60,000	38,590
3.15%, 2/21/2040	652,000	508,332
3.38%, 2/21/2050	375,000	264,847
4.20%, 2/22/2052	236,000	185,128
4.40%, 5/1/2045	696,000	591,405
4.40%, 2/22/2062	518,000	405,340
4.56%, 6/15/2048	398,000	336,382
4.66%, 6/15/2051	1,459,000	1,238,253
4.88%, 3/1/2053	449,000	390,810
4.95%, 10/1/2041	230,000	214,100
5.15%, 11/15/2041	341,000	324,196
5.50%, 2/19/2046	885,000	857,919
5.60%, 3/2/2043	911,000	905,507
5.65%, 6/15/2042	154,000	153,881
5.65%, 3/2/2053	2,795,000	2,720,178
5.65%, 2/19/2056	795,000	775,594
5.75%, 3/15/2040	242,000	248,352
5.75%, 3/2/2063	1,642,000	1,592,297
6.38%, 6/1/2037	126,000	137,568
6.40%, 2/1/2039	230,000	248,497
Baxalta, Inc. 5.25%, 6/23/2045	493,000	461,655
Biogen, Inc.:
3.15%, 5/1/2050	742,000	483,242
3.25%, 2/15/2051	329,000	216,176
5.20%, 9/15/2045	398,000	368,866
6.45%, 5/15/2055	295,000	315,116
Gilead Sciences, Inc.:
2.60%, 10/1/2040	286,000	207,547
2.80%, 10/1/2050	745,000	469,931
4.00%, 9/1/2036	213,000	195,108
4.15%, 3/1/2047	764,000	625,586
4.50%, 2/1/2045	1,091,000	950,348
4.75%, 3/1/2046	1,334,000	1,195,104
4.80%, 4/1/2044	617,000	562,167
5.50%, 11/15/2054 (a)	728,000	710,863
5.55%, 10/15/2053 (a)	625,000	617,006
5.60%, 11/15/2064	346,000	340,319
5.65%, 12/1/2041	569,000	579,857
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	90,000	54,671
Royalty Pharma PLC:
3.30%, 9/2/2040	241,000	186,681
3.35%, 9/2/2051	259,000	172,699
3.55%, 9/2/2050	629,000	439,438
5.90%, 9/2/2054	361,000	357,080
5.95%, 9/25/2055	330,000	328,769
		22,128,388
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	$361,000	$266,876
2.80%, 5/15/2050	514,000	324,221
CF Industries, Inc.:
4.95%, 6/1/2043	383,000	345,198
5.38%, 3/15/2044	320,000	299,770
Dow Chemical Co.:
3.60%, 11/15/2050	605,000	400,171
4.38%, 11/15/2042	660,000	532,442
4.63%, 10/1/2044	421,000	343,784
4.80%, 5/15/2049	493,000	394,568
5.25%, 11/15/2041	604,000	544,228
5.55%, 11/30/2048	476,000	421,574
5.60%, 2/15/2054	551,000	488,219
5.95%, 3/15/2055 (a)	439,000	408,055
6.90%, 5/15/2053 (a)	641,000	668,775
7.38%, 11/1/2029	10,000	10,761
9.40%, 5/15/2039	185,000	239,673
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	20,000	19,742
5.42%, 11/15/2048	20,000	18,844
Eastman Chemical Co.:
4.65%, 10/15/2044 (a)	468,000	400,140
4.80%, 9/1/2042	255,000	226,940
Ecolab, Inc.:
2.75%, 8/18/2055	105,000	62,382
3.95%, 12/1/2047	250,000	199,147
5.50%, 12/8/2041	373,000	377,853
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	145,000	118,883
5.00%, 9/26/2048	384,000	338,419
Linde, Inc. 3.55%, 11/7/2042	358,000	285,380
LYB International Finance BV:
4.88%, 3/15/2044	600,000	503,526
5.25%, 7/15/2043	428,000	377,261
LYB International Finance III LLC:
3.38%, 10/1/2040 (a)	354,000	258,770
3.63%, 4/1/2051	396,000	261,510
3.80%, 10/1/2060	285,000	180,416
4.20%, 10/15/2049	657,000	477,967
4.20%, 5/1/2050	540,000	392,240
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	437,000	333,344
Mosaic Co.:
4.88%, 11/15/2041	191,000	171,932
5.63%, 11/15/2043	349,000	330,915
Nutrien Ltd.:
3.95%, 5/13/2050	180,000	135,992
4.90%, 6/1/2043	326,000	293,628
5.00%, 4/1/2049	267,000	237,796
5.25%, 1/15/2045	297,000	278,277
Security Description	Principal Amount	Value
5.63%, 12/1/2040	$295,000	$294,316
5.80%, 3/27/2053	310,000	307,706
5.88%, 12/1/2036	133,000	137,650
6.13%, 1/15/2041	210,000	219,500
RPM International, Inc.:
4.25%, 1/15/2048	211,000	169,716
5.25%, 6/1/2045	193,000	179,247
Sherwin-Williams Co.:
3.30%, 5/15/2050	211,000	142,680
3.80%, 8/15/2049	145,000	109,289
4.00%, 12/15/2042	10,000	8,128
4.50%, 6/1/2047	483,000	406,217
4.55%, 8/1/2045	323,000	277,415
Westlake Corp.:
2.88%, 8/15/2041	429,000	295,225
3.13%, 8/15/2051	314,000	192,768
3.38%, 8/15/2061	280,000	167,404
4.38%, 11/15/2047	322,000	249,804
5.00%, 8/15/2046	242,000	208,190
6.38%, 11/15/2055	320,000	315,424
		15,650,298
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	172,000	129,368
California Endowment Series 2021, 2.50%, 4/1/2051	202,000	118,231
California Institute of Technology:
3.65%, 9/1/2119	320,000	204,035
4.32%, 8/1/2045	157,000	135,378
4.70%, 11/1/2111	151,000	122,490
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	214,000	195,712
Claremont Mckenna College 3.78%, 1/1/2122	368,000	237,058
Duke University:
Series 2020, 2.68%, 10/1/2044	405,000	297,541
Series 2020, 2.76%, 10/1/2050	7,000	4,491
Series 2020, 2.83%, 10/1/2055	20,000	12,508
Emory University Series 2020, 2.97%, 9/1/2050	160,000	104,510
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	135,000	80,737
Series 2020, 2.82%, 6/1/2070 (a)	475,000	268,603
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
George Washington University:
Series 2018, 4.13%, 9/15/2048 (a)	$415,000	$336,162
Series 2014, 4.30%, 9/15/2044	287,000	243,264
Series 2015, 4.87%, 9/15/2045	222,000	202,728
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (a)	145,000	94,399
Series B, 4.32%, 4/1/2049	1,024,000	846,572
5.12%, 4/1/2053 (a)	182,000	168,284
Series A, 5.22%, 10/1/2118	153,000	135,315
Global Payments, Inc.:
4.15%, 8/15/2049	209,000	151,983
5.95%, 8/15/2052 (a)	505,000	476,988
Howard University Series 22A, 5.21%, 10/1/2052	185,000	153,772
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	60,000	34,917
Series 2013, 4.08%, 7/1/2053	298,000	239,112
Leland Stanford Junior University:
2.41%, 6/1/2050	420,000	249,572
3.65%, 5/1/2048	269,000	209,239
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	82,000	46,629
Series F, 2.99%, 7/1/2050	297,000	199,771
3.07%, 4/1/2052	260,000	175,734
3.89%, 7/1/2116	286,000	196,528
3.96%, 7/1/2038	208,000	190,603
4.68%, 7/1/2114	419,000	345,642
5.60%, 7/1/2111	412,000	407,682
5.62%, 6/1/2055 (a)	402,000	409,968
Moody's Corp.:
2.75%, 8/19/2041	226,000	160,135
3.10%, 11/29/2061	80,000	47,847
3.25%, 5/20/2050	51,000	34,174
3.75%, 2/25/2052	254,000	186,233
4.88%, 12/17/2048	395,000	348,955
5.25%, 7/15/2044	278,000	261,979
Nature Conservancy Series A, 3.96%, 3/1/2052	216,000	169,566
Northeastern University Series 2020, 2.89%, 10/1/2050	71,000	46,811
Northwestern University:
Series 2020, 2.64%, 12/1/2050	20,000	12,462
Series 2017, 3.66%, 12/1/2057	47,000	34,355
4.64%, 12/1/2044	200,000	189,016
Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
3.25%, 6/1/2050	$465,000	$301,246
5.05%, 6/1/2052	695,000	596,011
5.25%, 6/1/2062	331,000	288,960
5.50%, 6/1/2054 (a)	391,000	357,792
President & Fellows of Harvard College:
2.52%, 10/15/2050	282,000	172,155
3.15%, 7/15/2046	278,000	203,101
3.30%, 7/15/2056	275,000	188,334
3.75%, 11/15/2052	270,000	206,955
4.88%, 10/15/2040	107,000	105,995
Quanta Services, Inc. 3.05%, 10/1/2041	119,000	88,309
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	160,000	96,381
S&P Global, Inc.:
2.30%, 8/15/2060	220,000	108,088
3.25%, 12/1/2049	227,000	157,833
3.70%, 3/1/2052	497,000	368,590
Thomas Jefferson University 3.85%, 11/1/2057	249,000	178,396
TR Finance LLC:
5.65%, 11/23/2043	313,000	307,754
5.85%, 4/15/2040	355,000	352,859
Trustees of Boston College 3.13%, 7/1/2052	194,000	131,258
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	247,000	153,330
4.20%, 3/1/2052	271,000	224,296
5.70%, 3/1/2039	328,000	345,187
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119 (a)	172,000	107,878
4.67%, 9/1/2112	304,000	249,095
University of Chicago:
Series C, 2.55%, 4/1/2050	236,000	154,757
Series 20B, 2.76%, 4/1/2045	142,000	111,750
3.00%, 10/1/2052	47,000	31,717
4.00%, 10/1/2053	253,000	200,910
University of Miami Series 2022, 4.06%, 4/1/2052	230,000	181,005
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	75,000	55,915
Series 2015, 3.44%, 2/15/2045	224,000	172,249
University of Southern California:
3.03%, 10/1/2039	264,000	216,937
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series A, 3.23%, 10/1/2120	$77,000	$43,647
Series 2017, 3.84%, 10/1/2047	155,000	123,795
4.98%, 10/1/2053	153,000	141,268
5.25%, 10/1/2111	309,000	282,979
Verisk Analytics, Inc.:
3.63%, 5/15/2050	233,000	164,859
5.50%, 6/15/2045 (a)	169,000	160,746
Washington University 4.35%, 4/15/2122	488,000	369,265
William Marsh Rice University:
3.57%, 5/15/2045	184,000	144,536
3.77%, 5/15/2055	204,000	153,628
		16,916,825
COMPUTERS — 1.8%
Apple, Inc.:
2.38%, 2/8/2041	240,000	169,819
2.40%, 8/20/2050 (a)	659,000	380,942
2.55%, 8/20/2060	902,000	484,221
2.65%, 5/11/2050	1,421,000	870,249
2.65%, 2/8/2051	812,000	493,274
2.70%, 8/5/2051 (a)	1,231,000	750,959
2.80%, 2/8/2061	1,028,000	587,368
2.85%, 8/5/2061	720,000	413,921
2.95%, 9/11/2049	698,000	456,967
3.45%, 2/9/2045	1,096,000	832,774
3.75%, 9/12/2047	530,000	407,231
3.75%, 11/13/2047	559,000	431,218
3.85%, 5/4/2043	1,769,000	1,463,794
3.85%, 8/4/2046	1,234,000	976,637
3.95%, 8/8/2052	1,013,000	783,201
4.10%, 8/8/2062	617,000	471,110
4.25%, 2/9/2047	532,000	444,513
4.38%, 5/13/2045	942,000	816,488
4.45%, 5/6/2044	477,000	422,088
4.65%, 2/23/2046	2,179,000	1,949,900
Dell International LLC/EMC Corp. 8.35%, 7/15/2046	412,000	520,455
Dell, Inc. 6.50%, 4/15/2038	184,000	198,019
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	821,000	841,016
HP, Inc. 6.00%, 9/15/2041 (a)	526,000	529,130
International Business Machines Corp.:
2.85%, 5/15/2040	260,000	189,836
2.95%, 5/15/2050 (a)	366,000	226,777
3.43%, 2/9/2052	339,000	225,116
4.00%, 6/20/2042	534,200	436,831
4.15%, 5/15/2039	2,235,000	1,946,216
4.25%, 5/15/2049	1,491,000	1,166,782
4.70%, 2/19/2046	252,000	215,646
4.90%, 7/27/2052	346,000	293,591
Security Description	Principal Amount	Value
5.10%, 2/6/2053	$329,000	$288,408
5.60%, 11/30/2039	200,000	201,372
7.13%, 12/1/2096	160,000	181,360
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	336,000	239,104
		21,306,333
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC 4.75%, 9/22/2046	190,000	165,239
Carlisle Cos., Inc. 5.55%, 9/15/2040	445,000	441,916
Carrier Global Corp.:
3.38%, 4/5/2040	110,000	88,381
3.58%, 4/5/2050	490,000	357,073
6.20%, 3/15/2054 (a)	914,000	980,996
CRH America Finance, Inc.:
5.60%, 2/9/2056	280,000	273,434
5.88%, 1/9/2055	260,000	262,223
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052 (a)	308,000	249,807
Johnson Controls International PLC:
4.50%, 2/15/2047	188,000	161,174
4.63%, 7/2/2044	241,000	213,834
4.95%, 7/2/2064 (e)	235,000	205,338
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	482,000	318,048
4.25%, 12/15/2047	281,000	228,178
5.50%, 12/1/2054	450,000	430,794
Masco Corp.:
3.13%, 2/15/2051	20,000	13,052
4.50%, 5/15/2047	248,000	207,335
Owens Corning:
4.30%, 7/15/2047	331,000	268,656
4.40%, 1/30/2048	186,000	153,273
5.95%, 6/15/2054 (a)	432,000	438,916
7.00%, 12/1/2036	171,000	192,295
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	215,000	184,135
4.65%, 11/1/2044	181,000	161,689
Trane Technologies Holdco, Inc.:
4.30%, 2/21/2048	227,000	189,055
5.75%, 6/15/2043	323,000	332,490
Vulcan Materials Co.:
4.50%, 6/15/2047	363,000	309,806
4.70%, 3/1/2048	246,000	215,216
5.70%, 12/1/2054	363,000	360,205
		7,402,558
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	771,000	704,108
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.10%, 3/22/2043	$368,000	$350,697
		1,054,805
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	203,000	159,355
4.20%, 5/15/2047	455,000	377,955
4.60%, 6/15/2045	471,000	420,560
		957,870
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	782,000	631,144
American Express Co. 4.05%, 12/3/2042	457,000	386,298
Apollo Global Management, Inc. 5.80%, 5/21/2054 (a)	361,000	341,961
ARES Management Corp. 5.60%, 10/11/2054	420,000	380,306
BlackRock Funding, Inc.:
5.25%, 3/14/2054	813,000	766,261
5.35%, 1/8/2055	629,000	600,953
Blue Owl Finance LLC 4.13%, 10/7/2051	182,000	124,932
Brookfield Asset Management Ltd. 6.08%, 9/15/2055 (a)	534,000	536,451
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	290,000	196,968
Brookfield Finance, Inc.:
3.50%, 3/30/2051	373,000	253,998
3.63%, 2/15/2052	219,000	151,640
4.70%, 9/20/2047	475,000	401,969
5.81%, 3/3/2055	419,000	406,153
5.97%, 3/4/2054	520,000	514,015
CME Group, Inc.:
4.15%, 6/15/2048	409,000	337,392
5.30%, 9/15/2043	296,000	291,288
Franklin Resources, Inc. 2.95%, 8/12/2051	58,000	36,466
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	261,000	189,285
4.25%, 9/21/2048	411,000	338,274
4.95%, 6/15/2052	569,000	514,177
5.20%, 6/15/2062	726,000	658,881
Invesco Finance PLC 5.38%, 11/30/2043	191,000	183,499
Jefferies Financial Group, Inc. 6.50%, 1/20/2043	306,000	307,940
Legg Mason, Inc. 5.63%, 1/15/2044	276,000	271,026
Security Description	Principal Amount	Value
Mastercard, Inc.:
3.65%, 6/1/2049	$514,000	$383,454
3.80%, 11/21/2046	254,000	198,326
3.85%, 3/26/2050	864,000	668,606
3.95%, 2/26/2048	332,000	262,615
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	112,732
3.25%, 4/28/2050	69,000	46,848
3.95%, 3/7/2052	208,000	156,231
5.95%, 8/15/2053	343,000	346,831
6.10%, 6/28/2063	559,000	568,207
Raymond James Financial, Inc.:
3.75%, 4/1/2051	392,000	284,059
4.95%, 7/15/2046	390,000	348,118
5.65%, 9/11/2055 (a)	407,000	394,741
Visa, Inc.:
2.70%, 4/15/2040	412,478	312,675
3.65%, 9/15/2047	360,000	276,977
4.30%, 12/14/2045	2,231,000	1,913,529
Voya Financial, Inc.:
4.80%, 6/15/2046	126,000	111,002
5.70%, 7/15/2043	112,000	110,826
Western Union Co. 6.20%, 11/17/2036 (a)	190,000	196,190
		15,513,244
ELECTRIC — 13.5%
AEP Texas, Inc.:
Series G, 4.15%, 5/1/2049	300,000	230,550
5.25%, 5/15/2052	360,000	325,955
5.85%, 10/15/2055	460,000	451,237
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	60,000	36,569
3.15%, 9/15/2049	60,000	39,989
Series M, 3.65%, 4/1/2050	259,000	190,950
3.75%, 12/1/2047	350,000	264,845
3.80%, 6/15/2049	311,000	233,104
4.25%, 9/15/2048	287,000	234,697
Series O, 4.50%, 6/15/2052	399,000	332,363
5.40%, 3/15/2053	453,000	433,122
Alabama Power Co.:
3.45%, 10/1/2049	545,000	386,667
Series B, 3.70%, 12/1/2047	430,000	322,904
3.75%, 3/1/2045	502,000	390,496
3.85%, 12/1/2042	296,000	241,133
4.15%, 8/15/2044	345,000	286,029
4.30%, 1/2/2046	20,000	16,681
Series A, 4.30%, 7/15/2048	445,000	364,175
6.00%, 3/1/2039	481,000	509,321
6.13%, 5/15/2038	245,000	262,932
Ameren Illinois Co.:
3.25%, 3/15/2050	80,000	54,674
3.70%, 12/1/2047	90,000	68,021
4.50%, 3/15/2049	365,000	308,122
5.63%, 3/1/2055	447,000	438,945
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.90%, 12/1/2052	$267,000	$272,917
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	60,000	43,187
4.40%, 5/15/2044	269,000	226,692
4.45%, 6/1/2045	225,000	187,688
Series Y, 4.50%, 3/1/2049	321,000	264,144
7.00%, 4/1/2038	247,000	275,403
Arizona Public Service Co.:
2.65%, 9/15/2050 (a)	80,000	48,138
3.50%, 12/1/2049	100,000	69,947
3.75%, 5/15/2046	237,000	178,854
4.20%, 8/15/2048	240,000	190,562
4.25%, 3/1/2049	250,000	197,637
4.35%, 11/15/2045	377,000	309,415
4.50%, 4/1/2042	260,000	226,944
5.05%, 9/1/2041	217,000	202,867
5.90%, 8/15/2055	449,000	450,248
Avista Corp.:
4.00%, 4/1/2052	330,000	249,081
4.35%, 6/1/2048	310,000	254,622
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	91,000	57,366
3.20%, 9/15/2049	465,000	311,573
3.50%, 8/15/2046	125,000	91,199
3.75%, 8/15/2047	303,000	227,798
4.25%, 9/15/2048	375,000	304,080
4.55%, 6/1/2052	457,000	380,891
5.40%, 6/1/2053	505,000	477,902
5.65%, 6/1/2054	317,000	311,234
6.05%, 6/1/2056	330,000	340,395
6.35%, 10/1/2036	20,000	21,603
Basin Electric Power Cooperative 5.85%, 10/15/2055	630,000	614,237
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	1,280,000	964,851
4.25%, 10/15/2050	657,000	524,017
4.45%, 1/15/2049	624,000	512,978
4.50%, 2/1/2045	483,000	413,134
4.60%, 5/1/2053	729,000	606,703
5.95%, 5/15/2037	256,000	270,016
Black Hills Corp.:
3.88%, 10/15/2049	287,000	211,378
4.20%, 9/15/2046	241,000	192,626
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	60,000	38,575
3.55%, 8/1/2042	297,000	234,143
Series AC, 4.25%, 2/1/2049	365,000	298,398
4.50%, 4/1/2044	549,000	480,693
5.30%, 4/1/2053	100,000	94,782
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	260,000	221,655
Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	$167,000	$172,932
CMS Energy Corp. 4.88%, 3/1/2044	374,000	332,202
Commonwealth Edison Co.:
3.00%, 3/1/2050	30,000	19,481
3.65%, 6/15/2046	1,036,000	780,730
3.70%, 3/1/2045	273,000	210,808
Series 123, 3.75%, 8/15/2047	516,000	388,434
3.80%, 10/1/2042	246,000	199,090
Series 133, 3.85%, 3/15/2052	223,000	165,303
4.00%, 3/1/2048	20,000	15,663
4.00%, 3/1/2049	335,000	262,087
4.35%, 11/15/2045	357,000	299,909
4.60%, 8/15/2043	352,000	311,034
4.70%, 1/15/2044	220,000	196,654
5.30%, 2/1/2053	260,000	242,429
5.65%, 6/1/2054	383,000	377,462
5.85%, 6/1/2056	435,000	438,537
5.95%, 6/1/2055	532,000	541,576
6.45%, 1/15/2038	185,000	203,356
Connecticut Light & Power Co.:
4.00%, 4/1/2048	454,000	360,521
Series A, 4.15%, 6/1/2045	291,000	239,633
4.30%, 4/15/2044	373,000	315,461
5.25%, 1/15/2053	351,000	328,894
Consolidated Edison Co. of New York, Inc.:
3.60%, 6/15/2061	188,000	127,225
3.70%, 11/15/2059	127,000	87,998
3.85%, 6/15/2046	407,000	315,059
Series 2017, 3.88%, 6/15/2047	20,000	15,363
3.95%, 3/1/2043	30,000	24,302
Series C, 4.00%, 11/15/2057	317,000	235,011
Series A, 4.13%, 5/15/2049	472,000	372,417
Series 12-A, 4.20%, 3/15/2042	418,000	354,146
Series C, 4.30%, 12/1/2056	373,000	293,070
4.45%, 3/15/2044	528,000	455,147
4.50%, 12/1/2045	443,000	378,380
4.50%, 5/15/2058	470,000	379,140
4.63%, 12/1/2054	421,000	351,910
Series E, 4.65%, 12/1/2048	418,000	356,040
5.50%, 3/15/2055	423,000	403,005
Series 09-C, 5.50%, 12/1/2039	395,000	396,157
5.70%, 6/15/2040	160,000	163,165
5.70%, 5/15/2054	610,000	600,466
5.75%, 11/15/2055	650,000	641,654
5.88%, 6/15/2056	625,000	628,362
5.90%, 11/15/2053	552,000	556,891
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.15%, 11/15/2052	$442,000	$460,617
Series 2007-A, 6.30%, 8/15/2037	250,000	268,772
Series 08-B, 6.75%, 4/1/2038	251,000	282,076
Constellation Energy Generation LLC:
5.60%, 6/15/2042	367,000	361,535
5.75%, 10/1/2041	187,000	187,570
5.88%, 1/15/2066	625,000	609,712
6.25%, 10/1/2039	562,000	592,944
6.50%, 10/1/2053	644,000	691,315
Consumers Energy Co.:
2.65%, 8/15/2052	60,000	36,163
3.10%, 8/15/2050	80,000	53,582
3.50%, 8/1/2051	60,000	43,003
3.75%, 2/15/2050	10,000	7,504
3.95%, 5/15/2043	288,000	235,270
4.05%, 5/15/2048 (a)	485,000	387,345
4.20%, 9/1/2052	250,000	199,422
4.35%, 4/15/2049	514,000	424,718
Cumberland Combined Cycle Generation LLC 5.82%, 5/15/2056	990,000	1,012,889
Dayton Power & Light Co. 3.95%, 6/15/2049	353,000	267,722
Delmarva Power & Light Co. 4.15%, 5/15/2045	307,000	252,511
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	120,000	107,155
5.10%, 6/1/2065	320,000	285,914
6.05%, 1/15/2038	211,000	224,082
6.25%, 10/15/2053	441,000	471,513
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	85,000	64,560
Series C, 4.05%, 9/15/2042	249,000	203,172
Series A, 4.60%, 3/15/2049	261,000	217,791
4.70%, 12/1/2044	258,000	225,384
Series B, 4.85%, 8/15/2052	411,000	354,171
Series C, 4.90%, 8/1/2041	355,000	326,916
7.00%, 6/15/2038	210,000	237,466
DTE Electric Co.:
Series B, 3.65%, 3/1/2052	20,000	14,587
3.70%, 6/1/2046	272,000	207,365
3.75%, 8/15/2047	60,000	45,961
3.95%, 3/1/2049	142,000	110,510
Series A, 4.00%, 4/1/2043	280,000	231,098
Series A, 4.05%, 5/15/2048	324,000	258,060
5.40%, 4/1/2053	415,000	397,607
Series B, 5.55%, 3/1/2056 (a)	595,000	580,649
5.85%, 5/15/2055	825,000	835,354
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	90,000	60,858
3.70%, 12/1/2047	20,000	15,026
Security Description	Principal Amount	Value
3.75%, 6/1/2045	$380,000	$294,766
3.88%, 3/15/2046	424,000	331,292
3.95%, 3/15/2048	377,000	293,936
4.00%, 9/30/2042	142,000	117,548
4.25%, 12/15/2041	279,000	241,486
5.30%, 2/15/2040	320,000	317,072
5.35%, 1/15/2053	525,000	496,545
5.40%, 1/15/2054	140,000	133,468
5.75%, 6/15/2056	665,000	664,189
6.00%, 1/15/2038	159,000	168,368
6.05%, 4/15/2038	248,000	263,820
6.10%, 6/1/2037	155,000	164,517
Duke Energy Corp.:
3.30%, 6/15/2041	65,000	49,519
3.75%, 9/1/2046	817,000	610,160
3.95%, 8/15/2047	354,000	269,992
4.20%, 6/15/2049	433,000	336,783
4.80%, 12/15/2045	421,000	367,996
5.00%, 8/15/2052	878,000	763,834
5.70%, 9/15/2055	475,000	456,176
5.80%, 6/15/2054	536,000	522,144
6.10%, 9/15/2053	472,000	479,925
Duke Energy Florida LLC:
3.40%, 10/1/2046	367,000	265,367
3.85%, 11/15/2042	333,000	270,819
4.20%, 7/15/2048	356,000	286,010
5.65%, 4/1/2040	160,000	163,117
5.95%, 11/15/2052	338,000	345,919
6.20%, 11/15/2053	435,000	458,925
6.35%, 9/15/2037	255,000	276,443
6.40%, 6/15/2038	192,000	209,378
Duke Energy Indiana LLC:
2.75%, 4/1/2050	60,000	36,872
3.75%, 5/15/2046	385,000	294,964
5.40%, 4/1/2053	430,000	404,174
5.90%, 5/15/2055	374,000	377,811
6.35%, 8/15/2038	248,000	270,112
6.45%, 4/1/2039	313,000	342,616
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	331,000	251,236
4.30%, 2/1/2049	363,000	294,368
5.55%, 3/15/2054	277,000	267,477
5.65%, 4/1/2053	374,000	366,254
Duke Energy Progress LLC:
2.90%, 8/15/2051	20,000	12,512
3.60%, 9/15/2047	384,000	283,891
3.70%, 10/15/2046	372,000	281,783
4.00%, 4/1/2052	40,000	30,574
4.10%, 5/15/2042	120,000	101,122
4.10%, 3/15/2043	345,000	287,671
4.15%, 12/1/2044	370,000	304,880
4.20%, 8/15/2045	469,000	386,329
4.38%, 3/30/2044	305,000	259,524
5.35%, 3/15/2053	352,000	331,760
5.55%, 3/15/2055	475,000	460,878
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.30%, 4/1/2038	$206,000	$222,210
El Paso Electric Co. 5.00%, 12/1/2044	303,000	264,743
Emera U.S. Finance LP 4.75%, 6/15/2046	735,000	626,139
Entergy Arkansas LLC:
4.20%, 4/1/2049	373,000	297,654
5.75%, 6/1/2054	267,000	266,116
5.75%, 1/15/2056	350,000	347,273
Entergy Corp. 3.75%, 6/15/2050	80,000	58,171
Entergy Louisiana LLC:
4.20%, 9/1/2048	564,000	453,180
4.20%, 4/1/2050	388,000	307,952
4.75%, 9/15/2052	251,000	216,277
5.65%, 4/15/2056	470,000	460,309
5.70%, 3/15/2054	445,000	437,787
5.80%, 3/15/2055	487,000	486,883
Entergy Mississippi LLC:
3.50%, 6/1/2051	50,000	35,002
3.85%, 6/1/2049	346,000	260,206
5.80%, 4/15/2055	1,353,000	1,345,437
5.85%, 6/1/2054	235,000	234,476
Entergy Texas, Inc.:
3.55%, 9/30/2049	378,000	269,699
4.50%, 3/30/2039	251,000	228,475
5.00%, 9/15/2052	271,000	241,260
5.55%, 9/15/2054	246,000	235,973
5.80%, 9/1/2053	266,000	264,808
Evergy Kansas Central, Inc.:
4.10%, 4/1/2043	335,000	279,269
4.13%, 3/1/2042	391,000	330,153
4.25%, 12/1/2045	225,000	186,034
5.70%, 3/15/2053	361,000	359,188
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	287,000	229,646
4.20%, 6/15/2047	241,000	195,747
4.20%, 3/15/2048	387,000	312,197
5.30%, 10/1/2041	55,000	53,764
Eversource Energy 3.45%, 1/15/2050	60,000	41,613
Exelon Corp.:
4.10%, 3/15/2052	90,000	68,750
4.45%, 4/15/2046	472,000	392,374
4.70%, 4/15/2050	422,000	354,902
5.60%, 3/15/2053	604,000	577,980
5.88%, 3/15/2055	275,000	271,744
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	619,000	538,233
Florida Power & Light Co.:
3.70%, 12/1/2047	160,000	120,917
3.80%, 12/15/2042	340,000	275,468
3.95%, 3/1/2048	626,000	490,577
3.99%, 3/1/2049	435,000	338,939
4.05%, 6/1/2042	388,000	326,599
Security Description	Principal Amount	Value
4.05%, 10/1/2044	$341,000	$280,435
4.13%, 2/1/2042	447,000	381,541
4.13%, 6/1/2048	375,000	302,156
5.25%, 2/1/2041	224,000	220,196
5.30%, 4/1/2053	513,000	483,082
5.60%, 6/15/2054	748,000	734,334
5.60%, 2/15/2066	833,000	802,737
5.69%, 3/1/2040	586,000	601,195
5.70%, 3/15/2055	752,000	749,736
5.75%, 6/1/2056	425,000	426,900
5.80%, 3/15/2065	487,000	483,421
5.90%, 6/1/2066	645,000	651,295
5.96%, 4/1/2039	381,000	402,416
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	367,000	271,661
4.30%, 3/15/2043	334,000	286,004
Series 2010-C, 4.75%, 9/1/2040	259,000	241,960
5.13%, 5/15/2052	520,000	481,848
5.50%, 10/1/2055 (a)	405,000	390,821
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	303,000	246,706
Series MTN, 5.50%, 3/15/2053	226,000	219,014
Series MTN, 5.70%, 3/15/2055	294,000	294,006
Series MTN, 5.80%, 4/1/2054	213,000	215,234
Indiana Michigan Power Co.:
Series L, 3.75%, 7/1/2047	336,000	252,514
4.25%, 8/15/2048	403,000	326,785
Series K, 4.55%, 3/15/2046	509,000	435,999
5.60%, 3/15/2056	535,000	520,673
5.63%, 4/1/2053	345,000	338,793
Series H, 6.05%, 3/15/2037	215,000	227,079
Interstate Power & Light Co.:
3.10%, 11/30/2051	60,000	38,549
3.50%, 9/30/2049	60,000	42,222
3.70%, 9/15/2046	202,000	152,843
5.45%, 9/30/2054	155,000	146,993
5.60%, 10/1/2055	300,000	289,803
6.25%, 7/15/2039	317,000	336,854
ITC Holdings Corp. 5.30%, 7/1/2043	334,000	312,861
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	84,787	81,938
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	478,859	454,480
Kentucky Utilities Co.:
3.30%, 6/1/2050	80,000	54,580
4.38%, 10/1/2045	381,000	321,141
5.13%, 11/1/2040	264,000	254,641
5.85%, 8/15/2055	487,000	488,753
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	$301,000	$243,316
5.85%, 8/15/2055	515,000	518,131
MidAmerican Energy Co.:
3.65%, 8/1/2048	235,000	173,865
3.95%, 8/1/2047	200,000	156,898
4.25%, 5/1/2046	340,000	281,347
4.25%, 7/15/2049	300,000	242,913
4.40%, 10/15/2044	311,000	265,330
4.80%, 9/15/2043	290,000	261,139
5.30%, 2/1/2055	380,000	355,399
5.50%, 11/15/2056	100,000	96,348
5.85%, 9/15/2054	784,000	794,960
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	80,000	52,181
Series 12-A, 4.25%, 3/15/2042	423,000	359,482
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049 (a)	244,000	202,296
4.40%, 11/1/2048	250,000	208,830
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	50,000	32,901
Series GG, 5.90%, 5/1/2053	403,000	403,742
6.00%, 3/15/2054	306,000	309,513
Series N, 6.65%, 4/1/2036	67,000	73,565
Series R, 6.75%, 7/1/2037	136,000	151,057
NextEra Energy Capital Holdings, Inc.:
3.00%, 1/15/2052	3,000	1,858
5.25%, 2/28/2053	130,000	118,076
5.55%, 3/15/2054	490,000	464,760
5.85%, 3/1/2056 (a)	395,000	388,451
5.90%, 3/15/2055	525,000	519,083
Northern States Power Co.:
2.90%, 3/1/2050	3,000	1,976
3.40%, 8/15/2042	142,000	109,968
3.60%, 9/15/2047	79,000	59,190
5.10%, 5/15/2053 (a)	553,000	504,026
5.35%, 11/1/2039	195,000	195,057
5.40%, 3/15/2054	448,000	429,359
5.55%, 5/15/2056	120,000	116,953
5.65%, 5/15/2055	20,000	19,726
6.20%, 7/1/2037	161,000	174,986
NorthWestern Corp. 4.18%, 11/15/2044 (a)	341,000	283,391
NSTAR Electric Co.:
4.40%, 3/1/2044	265,000	227,876
4.55%, 6/1/2052	272,000	229,323
4.95%, 9/15/2052	315,000	281,897
5.50%, 3/15/2040	287,000	285,651
Oglethorpe Power Corp.:
3.75%, 8/1/2050	162,000	116,324
4.50%, 4/1/2047	296,000	244,324
5.05%, 10/1/2048	359,000	318,616
Security Description	Principal Amount	Value
5.25%, 9/1/2050	$187,000	$169,923
5.38%, 11/1/2040	153,000	149,199
5.80%, 6/1/2054	182,000	178,223
5.90%, 2/1/2055	268,000	264,452
5.95%, 11/1/2039	222,000	229,734
6.20%, 12/1/2053	260,000	266,851
Ohio Edison Co. 6.88%, 7/15/2036	65,000	73,014
Ohio Power Co.:
4.00%, 6/1/2049	35,000	26,723
4.15%, 4/1/2048	271,000	213,182
Oklahoma Gas & Electric Co.:
5.60%, 4/1/2053	422,000	409,851
5.80%, 4/1/2055	270,000	269,741
5.90%, 4/1/2056	700,000	710,528
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	60,000	35,563
3.70%, 5/15/2050	50,000	36,490
3.80%, 9/30/2047	281,000	213,484
3.80%, 6/1/2049	230,000	171,440
4.10%, 11/15/2048	378,000	297,962
4.55%, 12/1/2041	406,000	363,126
4.60%, 6/1/2052	274,000	230,393
4.95%, 9/15/2052	525,000	465,213
5.25%, 9/30/2040	280,000	272,619
5.30%, 6/1/2042	293,000	283,006
5.35%, 10/1/2052	272,000	255,857
5.55%, 6/15/2054	616,000	595,111
5.80%, 4/1/2055	601,000	601,006
5.90%, 3/15/2056 (b)	515,000	522,684
7.50%, 9/1/2038	146,000	173,356
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	556,000	416,516
3.75%, 8/15/2042	279,000	210,319
4.20%, 6/1/2041	312,000	255,191
4.25%, 3/15/2046	346,000	267,939
4.30%, 3/15/2045	428,000	335,976
4.45%, 4/15/2042	291,000	241,009
4.50%, 7/1/2040	1,016,000	875,548
4.60%, 6/15/2043	295,000	246,393
4.75%, 2/15/2044	451,000	380,892
4.95%, 7/1/2050	1,670,000	1,393,648
5.25%, 3/1/2052	402,000	345,776
5.60%, 8/15/2036	535,000	534,968
5.90%, 10/1/2054	482,000	454,873
6.00%, 5/1/2056	505,000	483,043
6.10%, 10/15/2055	470,000	455,007
6.15%, 3/1/2055	465,000	453,305
6.30%, 8/15/2056	750,000	746,797
6.70%, 4/1/2053	466,000	484,169
6.75%, 1/15/2053	785,000	824,839
PacifiCorp:
4.10%, 2/1/2042	248,000	200,835
4.13%, 1/15/2049	688,000	521,360
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.15%, 2/15/2050	$431,000	$327,465
5.35%, 12/1/2053	612,000	548,731
5.50%, 5/15/2054	835,000	765,829
5.75%, 4/1/2037	370,000	372,819
5.80%, 1/15/2055	1,001,000	955,204
6.00%, 1/15/2039	866,000	883,511
6.10%, 8/1/2036	181,000	188,035
6.25%, 10/15/2037	303,000	317,296
6.35%, 7/15/2038	190,000	199,012
7.70%, 11/15/2031	1,000	1,126
PECO Energy Co.:
3.00%, 9/15/2049	50,000	32,612
3.90%, 3/1/2048	70,000	54,147
4.15%, 10/1/2044	255,000	211,405
4.38%, 8/15/2052	100,000	81,629
4.60%, 5/15/2052	90,000	76,270
5.25%, 9/15/2054	504,000	468,266
5.65%, 9/15/2055	348,000	343,215
Potomac Electric Power Co.:
4.15%, 3/15/2043	456,000	381,850
5.50%, 3/15/2054	209,000	201,894
6.50%, 11/15/2037	220,000	241,630
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	89,000	70,597
4.13%, 6/15/2044	194,000	161,235
4.15%, 10/1/2045	110,000	90,665
4.15%, 6/15/2048	157,000	126,902
4.75%, 7/15/2043	222,000	200,710
5.25%, 5/15/2053	478,000	447,269
5.75%, 5/15/2056	390,000	390,390
6.25%, 5/15/2039	240,000	259,608
Progress Energy, Inc. 6.00%, 12/1/2039	313,000	325,295
Public Service Co. of Colorado:
3.60%, 9/15/2042	516,000	403,945
3.80%, 6/15/2047	375,000	286,590
4.05%, 9/15/2049	361,000	280,674
4.10%, 6/15/2048	306,000	244,001
4.30%, 3/15/2044	363,000	304,187
Series 39, 4.50%, 6/1/2052	430,000	354,126
5.25%, 4/1/2053	552,000	508,000
5.75%, 5/15/2054	553,000	548,194
5.85%, 5/15/2055	552,000	553,363
Series 17, 6.25%, 9/1/2037	209,000	224,364
6.50%, 8/1/2038	203,000	221,597
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	70,000	51,057
5.15%, 1/15/2053	255,000	235,056
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	60,000	37,226
Series MTN, 3.60%, 12/1/2047	299,000	222,286
Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/1/2042	$52,000	$41,451
Series MTN, 3.80%, 3/1/2046	337,000	263,369
Series MTN, 3.85%, 5/1/2049	210,000	161,076
Series MTN, 4.05%, 5/1/2048	277,000	220,730
Series MTN, 4.15%, 11/1/2045	53,000	43,016
Series MTN, 5.13%, 3/15/2053	234,000	215,451
5.30%, 8/1/2054	366,000	345,522
5.45%, 8/1/2053	312,000	300,821
Series MTN, 5.45%, 3/1/2054	384,000	369,512
Series MTN, 5.50%, 3/1/2040	281,000	282,574
Series Q, 5.50%, 3/1/2055 (a)	350,000	339,409
Series R, 5.63%, 1/1/2056 (a)	360,000	355,378
Series MTN, 5.80%, 5/1/2037	56,000	59,130
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	60,000	37,791
3.25%, 9/15/2049	10,000	6,804
4.22%, 6/15/2048	518,000	419,186
4.30%, 5/20/2045	259,000	215,522
5.45%, 6/1/2053	298,000	285,973
5.60%, 9/15/2055	213,000	207,000
5.64%, 4/15/2041	258,000	258,787
5.69%, 6/15/2054	226,000	223,383
5.76%, 10/1/2039	325,000	332,563
5.80%, 3/15/2040	331,000	335,687
6.27%, 3/15/2037	119,000	128,575
San Diego Gas & Electric Co.:
Series UUU, 3.32%, 4/15/2050	370,000	251,426
3.70%, 3/15/2052	390,000	279,809
Series RRR, 3.75%, 6/1/2047	13,000	9,815
4.10%, 6/15/2049	485,000	378,625
4.15%, 5/15/2048	320,000	254,314
4.50%, 8/15/2040	506,000	454,697
5.35%, 4/1/2053	509,000	473,833
5.55%, 4/15/2054	405,000	388,816
Series EEEE, 5.95%, 3/15/2056	335,000	339,861
6.00%, 6/1/2039	264,000	277,871
Sempra:
3.80%, 2/1/2038	50,000	42,435
4.00%, 2/1/2048	375,000	283,024
6.00%, 10/15/2039	589,000	604,149
Sierra Pacific Power Co. 5.90%, 3/15/2054	255,000	255,997
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	$352	$338
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	247,000	148,452
3.45%, 2/1/2052	418,000	274,605
Series C, 3.60%, 2/1/2045	253,000	181,479
3.65%, 2/1/2050	683,000	471,885
Series H, 3.65%, 6/1/2051	273,000	187,761
Series 2013-A, 3.90%, 3/15/2043	270,000	207,044
4.00%, 4/1/2047	866,000	645,482
4.05%, 3/15/2042	310,000	245,858
Series C, 4.13%, 3/1/2048	677,000	509,964
4.50%, 9/1/2040	281,000	241,258
4.65%, 10/1/2043	469,000	396,685
Series B, 4.88%, 3/1/2049	376,000	314,453
Series E, 5.45%, 6/1/2052	277,000	247,361
5.50%, 3/15/2040	304,000	291,648
Series 2006-E, 5.55%, 1/15/2037	176,000	175,220
5.70%, 3/1/2053	333,000	307,319
5.75%, 4/15/2054	234,000	217,742
5.88%, 12/1/2053	367,000	348,731
5.90%, 3/1/2055	415,000	396,055
Series 2008-A, 5.95%, 2/1/2038	276,000	279,892
6.05%, 3/15/2039	242,000	245,906
6.20%, 9/15/2055	390,000	387,867
Southern Co.:
4.25%, 7/1/2036	200,000	184,452
4.40%, 7/1/2046	602,000	503,152
Southern Power Co.:
Series F, 4.95%, 12/15/2046	307,000	274,034
5.25%, 7/15/2043	199,000	187,358
Southwestern Electric Power Co.:
Series L, 3.85%, 2/1/2048	372,000	276,839
Series J, 3.90%, 4/1/2045	349,000	268,015
5.90%, 4/1/2056	345,000	339,877
6.20%, 3/15/2040	416,000	434,728
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	135,000	88,768
3.40%, 8/15/2046	297,000	212,821
3.70%, 8/15/2047	473,000	353,601
3.75%, 6/15/2049	384,000	281,695
Series 6, 4.40%, 11/15/2048	252,000	206,549
4.50%, 8/15/2041	350,000	308,073
5.30%, 8/15/2036	500,000	498,970
5.88%, 8/15/2056 (a)	500,000	497,110
6.00%, 6/1/2054	512,000	517,678
Tampa Electric Co.:
4.10%, 6/15/2042	242,000	203,578
4.30%, 6/15/2048	302,000	248,117
Security Description	Principal Amount	Value
4.35%, 5/15/2044	$1,016,000	$859,455
Toledo Edison Co. 6.15%, 5/15/2037	154,000	165,211
Tucson Electric Power Co.:
4.00%, 6/15/2050	306,000	235,020
4.85%, 12/1/2048	205,000	180,812
5.50%, 4/15/2053	284,000	271,507
5.90%, 4/15/2055	190,000	191,904
Union Electric Co.:
2.63%, 3/15/2051	60,000	35,762
3.65%, 4/15/2045	316,000	241,851
3.90%, 9/15/2042	358,000	294,083
3.90%, 4/1/2052	80,000	60,498
4.00%, 4/1/2048	270,000	212,431
5.13%, 3/15/2055	333,000	303,599
5.25%, 1/15/2054	245,000	227,105
5.30%, 8/1/2037	69,000	69,586
5.45%, 3/15/2053	359,000	342,289
5.55%, 3/15/2056	320,000	310,259
5.75%, 9/15/2056 (a)	500,000	498,910
Virginia Electric & Power Co.:
3.30%, 12/1/2049	20,000	13,661
Series B, 3.80%, 9/15/2047	399,000	304,864
4.00%, 1/15/2043	376,000	308,621
Series C, 4.00%, 11/15/2046	468,000	370,165
Series B, 4.20%, 5/15/2045	300,000	247,050
4.45%, 2/15/2044	387,000	333,551
4.60%, 12/1/2048	391,000	331,017
Series C, 4.63%, 5/15/2052	438,000	368,498
Series D, 4.65%, 8/15/2043	377,000	333,898
5.35%, 1/15/2054	384,000	359,412
5.45%, 4/1/2053	468,000	444,998
5.55%, 8/15/2054	376,000	363,626
Series D, 5.60%, 9/15/2055	525,000	508,783
5.65%, 3/15/2055	402,000	392,593
5.70%, 3/15/2056	540,000	531,317
Series A, 6.00%, 5/15/2037	199,000	209,378
6.35%, 11/30/2037	226,000	243,544
8.88%, 11/15/2038	260,000	339,399
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	268,000	220,754
5.05%, 10/1/2054	255,000	231,512
5.65%, 3/15/2056	225,000	223,911
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	80,000	57,765
5.70%, 12/15/2055	60,000	58,995
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	80,000	55,259
3.67%, 12/1/2042	235,000	185,836
4.75%, 11/1/2044	307,000	275,093
Xcel Energy, Inc. 6.50%, 7/1/2036	172,000	185,540
		161,907,297
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	$411,000	$362,362
Emerson Electric Co.:
2.75%, 10/15/2050	233,000	147,205
5.25%, 11/15/2039	166,000	168,100
		677,667
ELECTRONICS — 0.2%
Amphenol Corp.:
5.30%, 11/15/2055	911,000	864,758
5.38%, 11/15/2054 (a)	216,000	209,498
Fortive Corp. 4.30%, 6/15/2046	322,000	263,827
Honeywell International, Inc.:
3.81%, 11/21/2047	277,000	214,160
5.25%, 3/1/2054 (a)	474,000	454,855
Tyco Electronics Group SA 7.13%, 10/1/2037	201,000	230,511
		2,237,609
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
3.05%, 3/1/2050	168,000	112,825
5.70%, 5/15/2041	324,000	335,133
6.20%, 3/1/2040	174,000	188,647
Waste Connections, Inc.:
2.95%, 1/15/2052	533,000	342,122
3.05%, 4/1/2050	280,000	187,362
4.80%, 7/15/2036	245,000	238,620
Waste Management, Inc.:
2.50%, 11/15/2050	50,000	29,977
2.95%, 6/1/2041	215,000	162,205
4.10%, 3/1/2045	210,000	176,839
4.15%, 7/15/2049 (a)	296,000	241,045
5.35%, 10/15/2054 (a)	718,000	693,559
		2,708,334
FOOD — 1.7%
Campbell's Co.:
3.13%, 4/24/2050	377,000	232,673
4.80%, 3/15/2048	265,000	216,738
5.25%, 10/13/2054	301,000	254,793
Conagra Brands, Inc.:
5.30%, 11/1/2038	554,000	524,677
5.40%, 11/1/2048 (a)	601,000	528,165
Flowers Foods, Inc. 6.20%, 3/15/2055	423,000	362,672
General Mills, Inc.:
3.00%, 2/1/2051	177,000	111,710
4.15%, 2/15/2043	246,000	201,831
4.70%, 4/17/2048 (a)	230,000	195,311
5.40%, 6/15/2040	169,000	165,277
Hershey Co.:
2.65%, 6/1/2050	30,000	18,421
3.13%, 11/15/2049	282,000	191,729
3.38%, 8/15/2046	160,000	117,293
Security Description	Principal Amount	Value
Hormel Foods Corp. 3.05%, 6/3/2051	$273,000	$178,932
Ingredion, Inc. 3.90%, 6/1/2050	180,000	135,162
J.M. Smucker Co.:
4.38%, 3/15/2045	213,000	179,361
6.50%, 11/15/2043	368,000	395,692
6.50%, 11/15/2053 (a)	445,000	485,224
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
4.38%, 2/2/2052	150,000	113,001
5.63%, 3/10/2037 (b)	2,050,000	2,037,290
6.25%, 3/1/2056	612,000	598,420
6.38%, 2/25/2055	345,000	344,179
6.38%, 4/15/2066	428,000	417,664
6.40%, 5/10/2057 (b)	425,000	422,654
6.50%, 12/1/2052	631,000	637,272
7.25%, 11/15/2053	425,000	464,159
Kellanova:
4.50%, 4/1/2046	333,000	286,184
5.75%, 5/16/2054	303,000	299,858
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	250,000	252,700
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	378,000	301,421
4.63%, 10/1/2039	399,000	355,489
4.88%, 10/1/2049	629,000	527,492
5.00%, 6/4/2042	765,000	685,012
5.20%, 7/15/2045	1,022,000	911,011
5.50%, 6/1/2050	330,000	300,148
6.50%, 2/9/2040	247,000	260,879
6.88%, 1/26/2039	387,000	424,071
Kroger Co.:
3.88%, 10/15/2046	190,000	144,607
3.95%, 1/15/2050	350,000	262,745
4.45%, 2/1/2047	486,000	401,334
4.65%, 1/15/2048	222,000	187,967
5.00%, 4/15/2042	167,000	154,386
5.15%, 8/1/2043	216,000	200,785
5.40%, 7/15/2040	199,000	194,515
5.40%, 1/15/2049	141,000	131,726
5.50%, 9/15/2054	1,145,000	1,074,651
5.65%, 9/15/2064	793,000	743,667
6.90%, 4/15/2038	113,000	126,656
McCormick & Co., Inc. 4.20%, 8/15/2047 (a)	240,000	191,045
Mondelez International, Inc. 2.63%, 9/4/2050	60,000	36,293
Sysco Corp.:
3.15%, 12/14/2051	100,000	63,692
3.30%, 2/15/2050	213,000	142,949
4.45%, 3/15/2048	181,000	147,329
4.50%, 4/1/2046	161,000	134,232
4.85%, 10/1/2045	395,000	345,664
6.60%, 4/1/2040	155,000	167,876
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.60%, 4/1/2050	$817,000	$869,223
Tyson Foods, Inc.:
4.55%, 6/2/2047	375,000	316,136
5.10%, 9/28/2048	633,000	570,865
5.15%, 8/15/2044	240,000	221,011
		20,963,919
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	190,000	166,248
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	93,130
8.88%, 5/15/2031	26,000	30,580
International Paper Co.:
4.35%, 8/15/2048	409,000	322,750
4.40%, 8/15/2047	352,000	281,125
4.80%, 6/15/2044	403,000	346,822
5.15%, 5/15/2046	360,000	319,936
6.00%, 11/15/2041	318,000	320,073
7.30%, 11/15/2039	299,000	338,444
		2,219,108
GAS — 0.8%
Atmos Energy Corp.:
2.85%, 2/15/2052	30,000	18,739
3.38%, 9/15/2049	236,000	165,646
4.13%, 10/15/2044	247,000	206,470
4.13%, 3/15/2049	283,000	226,137
4.15%, 1/15/2043	238,000	201,543
4.30%, 10/1/2048	259,000	213,773
5.00%, 12/15/2054	314,000	282,562
5.45%, 1/15/2056	514,000	495,270
5.50%, 6/15/2041	201,000	201,217
5.75%, 10/15/2052	296,000	297,501
6.20%, 11/15/2053	304,000	322,775
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	310,000	317,335
NiSource, Inc.:
3.95%, 3/30/2048	275,000	209,536
4.38%, 5/15/2047	415,000	340,856
4.80%, 2/15/2044	459,000	406,972
5.00%, 6/15/2052	152,000	134,023
5.25%, 2/15/2043	231,000	217,038
5.65%, 2/1/2045	217,000	211,872
5.85%, 4/1/2055	728,000	722,045
5.95%, 6/15/2041	178,000	182,804
ONE Gas, Inc.:
4.50%, 11/1/2048 (a)	199,000	169,285
4.66%, 2/1/2044	252,000	223,519
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	60,000	40,969
3.64%, 11/1/2046	121,000	88,935
4.65%, 8/1/2043	120,000	104,951
Security Description	Principal Amount	Value
5.05%, 5/15/2052	$145,000	$130,020
Southern California Gas Co.:
3.75%, 9/15/2042	90,000	71,402
Series WW, 3.95%, 2/15/2050	130,000	98,433
Series UU, 4.13%, 6/1/2048	162,000	127,296
Series VV, 4.30%, 1/15/2049	213,000	171,192
Series MM, 5.13%, 11/15/2040	30,000	29,031
5.60%, 4/1/2054	190,000	181,963
5.75%, 6/1/2053	173,000	169,242
5.90%, 6/1/2056	440,000	440,383
6.00%, 6/15/2055	431,000	436,418
6.35%, 11/15/2052	253,000	268,276
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	229,000	179,149
4.40%, 6/1/2043	128,000	109,603
4.40%, 5/30/2047	181,000	150,976
5.88%, 3/15/2041	278,000	285,715
Southwest Gas Corp.:
3.80%, 9/29/2046	153,000	116,395
4.15%, 6/1/2049	233,000	183,637
Spire Missouri, Inc. 3.30%, 6/1/2051	67,000	45,657
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	280,000	201,219
Series K, 3.80%, 9/15/2046	167,000	127,874
		9,525,654
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	299,000	201,756
4.10%, 3/1/2048	255,000	206,038
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (a)	337,000	199,123
4.85%, 11/15/2048	341,000	290,433
5.20%, 9/1/2040	384,000	365,000
		1,262,350
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories:
4.75%, 11/30/2036	623,000	608,085
4.75%, 3/15/2038	2,250,000	2,169,180
4.75%, 4/15/2043	234,000	214,569
4.90%, 11/30/2046	100,000	91,947
5.30%, 5/27/2040	257,000	258,398
5.50%, 3/15/2056	2,425,000	2,377,713
5.60%, 3/15/2066	1,270,000	1,244,460
6.00%, 4/1/2039	164,000	175,603
6.15%, 11/30/2037	102,000	111,008
Baxter International, Inc.:
3.13%, 12/1/2051 (a)	369,000	220,256
3.50%, 8/15/2046	253,000	172,303
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Boston Scientific Corp.:
4.55%, 3/1/2039	$193,000	$180,646
4.70%, 3/1/2049 (a)	181,000	161,173
7.38%, 1/15/2040	253,000	300,217
Danaher Corp.:
2.60%, 10/1/2050	221,000	133,475
4.38%, 9/15/2045	548,000	470,348
DH Europe Finance II SARL:
3.25%, 11/15/2039	341,000	273,768
3.40%, 11/15/2049	583,000	412,834
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	484,000	515,721
Koninklijke Philips NV:
5.00%, 3/15/2042	408,000	372,586
6.88%, 3/11/2038	191,000	212,740
Medtronic, Inc.:
4.00%, 4/1/2043	70,000	58,512
4.63%, 3/15/2045	817,000	731,983
Revvity, Inc. 3.63%, 3/15/2051	120,000	84,838
Solventum Corp. 5.90%, 4/30/2054	577,000	571,149
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	316,000	225,785
Stryker Corp.:
2.90%, 6/15/2050 (a)	60,000	39,041
4.10%, 4/1/2043	301,000	251,470
4.38%, 5/15/2044	274,000	235,119
4.63%, 3/15/2046	213,000	187,638
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	465,000	339,892
4.10%, 8/15/2047	304,000	250,408
4.89%, 10/7/2037	215,000	211,270
5.30%, 2/1/2044	116,000	112,867
5.55%, 2/12/2046	1,528,000	1,514,462
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	104,000	90,509
5.75%, 11/30/2039	180,000	181,998
		15,763,971
HEALTH CARE SERVICES — 5.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	80,000	49,654
Adventist Health System 3.63%, 3/1/2049	170,000	117,812
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	245,000	161,952
3.39%, 10/15/2049	356,000	254,220
4.27%, 8/15/2048	230,000	191,636
Aetna, Inc.:
3.88%, 8/15/2047	185,000	136,935
4.50%, 5/15/2042	110,000	94,742
Security Description	Principal Amount	Value
4.75%, 3/15/2044	$77,000	$66,188
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	251,000	156,915
5.02%, 7/1/2045	245,000	228,771
Allina Health System:
Series 2021, 2.90%, 11/15/2051	155,000	98,515
Series 2019, 3.89%, 4/15/2049	264,000	203,420
Ascension Health:
Series B, 3.11%, 11/15/2039	388,000	306,730
3.95%, 11/15/2046	560,000	448,538
4.85%, 11/15/2053	204,000	183,404
Banner Health:
2.91%, 1/1/2042	196,000	143,513
2.91%, 1/1/2051	241,000	153,276
Series 2020, 3.18%, 1/1/2050	243,000	164,586
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	234,000	130,373
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	88,000	62,919
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	350,000	267,278
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	448,000	284,691
3.97%, 11/15/2046	127,000	102,081
4.19%, 11/15/2045	212,000	178,883
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	300,000	195,327
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	245,000	166,002
Children's Health System of Texas 2.51%, 8/15/2050	207,000	120,573
Children's Hospital Series 2020, 2.93%, 7/15/2050	125,000	80,300
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	187,000	114,311
Series 2017, 4.12%, 1/1/2047	191,000	158,650
Children's Hospital Medical Center Series 2014T, 4.27%, 5/15/2044	248,000	214,746
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	$180,000	$112,093
Cigna Group:
3.20%, 3/15/2040	342,000	266,380
3.40%, 3/15/2050	94,000	65,177
3.40%, 3/15/2051	133,000	91,593
3.88%, 10/15/2047	426,000	326,273
4.80%, 8/15/2038	596,000	564,549
4.80%, 7/15/2046	969,000	852,798
4.90%, 12/15/2048	1,979,000	1,740,273
5.60%, 2/15/2054	1,029,000	992,913
6.00%, 1/15/2056	590,000	600,891
6.13%, 11/15/2041	166,000	173,551
City of Hope:
Series 2018, 4.38%, 8/15/2048	209,000	170,912
Series 2013, 5.62%, 11/15/2043	170,000	165,947
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	305,000	257,091
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	237,000	176,958
3.91%, 10/1/2050	347,000	257,922
4.19%, 10/1/2049	404,000	314,676
4.35%, 11/1/2042	355,000	307,008
5.55%, 12/1/2054	385,000	365,273
5.58%, 9/1/2045	270,000	262,148
5.66%, 9/1/2055	315,000	303,710
6.46%, 11/1/2052	250,000	268,180
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	291,000	185,710
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	269,000	193,021
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	267,000	186,184
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	166,000	130,386
Dignity Health:
4.50%, 11/1/2042	251,000	217,717
5.27%, 11/1/2064	202,000	181,836
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	264,000	209,833
Elevance Health, Inc.:
3.60%, 3/15/2051	230,000	162,921
3.70%, 9/15/2049	205,000	148,713
4.38%, 12/1/2047	493,000	404,595
4.55%, 3/1/2048	30,000	25,236
Security Description	Principal Amount	Value
4.55%, 5/15/2052	$183,000	$150,788
4.63%, 5/15/2042	299,000	265,569
4.65%, 1/15/2043	389,000	344,592
4.65%, 8/15/2044	302,000	262,260
5.10%, 1/15/2044	180,000	166,277
5.13%, 2/15/2053	421,000	376,795
5.65%, 6/15/2054	927,000	891,607
5.70%, 2/15/2055	985,000	956,425
5.70%, 9/15/2055	750,000	729,188
5.85%, 11/1/2064	610,000	599,087
6.10%, 10/15/2052	566,000	578,690
6.38%, 6/15/2037	100,000	107,692
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	285,000	216,566
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	244,000	220,108
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	249,000	176,220
Series 2020, 2.88%, 9/1/2050	214,000	135,419
4.21%, 7/1/2048	247,000	201,871
4.50%, 7/1/2057	241,000	199,885
HCA, Inc.:
3.50%, 7/15/2051	855,000	577,997
4.38%, 3/15/2042	188,000	159,161
4.63%, 3/15/2052	1,018,000	828,214
5.13%, 6/15/2039	100,000	95,220
5.25%, 6/15/2049	1,177,000	1,057,817
5.50%, 6/15/2047	624,000	581,406
5.70%, 11/15/2055	485,000	462,714
5.90%, 6/1/2053	604,000	588,169
5.95%, 9/15/2054	486,000	476,212
6.00%, 4/1/2054	460,000	454,383
6.10%, 4/1/2064 (a)	275,000	272,641
6.20%, 3/1/2055 (a)	605,000	615,031
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052 (a)	245,000	186,266
Humana, Inc.:
4.63%, 12/1/2042	224,000	190,225
4.80%, 3/15/2047	332,000	276,556
4.95%, 10/1/2044	249,000	216,931
5.50%, 3/15/2053	404,000	366,149
5.75%, 4/15/2054 (a)	632,000	592,734
6.00%, 5/1/2055	251,000	243,365
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	250,000	157,505
3.97%, 11/1/2048	321,000	255,047
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Inova Health System Foundation 4.07%, 5/15/2052	$290,000	$230,660
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	239,000	178,531
Iowa Health System Series 2020, 3.67%, 2/15/2050	249,000	186,942
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	346,000	275,167
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	807,000	594,743
Series 2021, 3.00%, 6/1/2051	662,000	427,844
Series 2019, 3.27%, 11/1/2049	545,000	377,200
4.15%, 5/1/2047	797,000	653,030
4.88%, 4/1/2042	324,000	305,814
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	340,000	303,256
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	254,000	173,789
Series 2020, 3.34%, 7/1/2060	326,000	211,568
Series 2017, 3.77%, 7/1/2048	215,000	164,226
Series 2015, 4.12%, 7/1/2055	219,000	173,321
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	220,000	136,541
Series 2012B, 3.77%, 11/15/2043	151,000	125,042
Series 2013, 4.00%, 11/15/2047	235,000	186,750
Series 2016, 4.13%, 11/15/2052	203,000	162,499
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	222,000	184,127
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	204,000	149,281
Memorial Health Services 3.45%, 11/1/2049	293,000	206,480
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	262,000	172,443
4.13%, 7/1/2052	250,000	199,290
Series 2015, 4.20%, 7/1/2055 (a)	293,000	236,715
5.00%, 7/1/2042	219,000	210,604
Security Description	Principal Amount	Value
Methodist Hospital Series 20A, 2.71%, 12/1/2050	$321,000	$198,664
Montefiore Obligated Group:
4.29%, 9/1/2050	425,000	300,267
Series 18-C, 5.25%, 11/1/2048	237,000	196,902
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	171,000	126,891
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	325,000	208,000
Series 2019, 3.74%, 7/1/2049	155,000	110,052
MyMichigan Health Series 2020, 3.41%, 6/1/2050	233,000	163,515
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	218,000	186,839
New York & Presbyterian Hospital:
2.26%, 8/1/2040	327,000	229,220
2.61%, 8/1/2060	100,000	54,616
Series 2019, 3.95%, 8/1/2119	180,000	124,119
4.02%, 8/1/2045	298,000	244,843
4.06%, 8/1/2056 (a)	219,000	171,019
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	200,000	147,114
3.98%, 11/1/2046	218,000	171,945
4.26%, 11/1/2047	595,000	485,841
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	232,000	143,566
Novant Health, Inc.:
2.64%, 11/1/2036	72,000	57,262
3.17%, 11/1/2051	431,000	284,732
3.32%, 11/1/2061 (a)	235,000	148,962
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	10,000	6,799
4.37%, 7/1/2047	275,000	236,866
4.78%, 7/1/2044	221,000	202,502
Series 13-A, 5.75%, 7/1/2043	250,000	253,233
OhioHealth Corp.:
2.83%, 11/15/2041	195,000	143,762
Series 2020, 3.04%, 11/15/2050	219,000	148,659
Orlando Health Obligated Group:
3.33%, 10/1/2050	146,000	103,267
4.09%, 10/1/2048	143,000	115,395
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	$344,000	$231,694
Series 2018, 4.79%, 11/15/2048	230,000	199,686
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	315,000	224,403
2.86%, 1/1/2052	185,000	115,311
Presbyterian Healthcare Services 4.88%, 8/1/2052	268,000	234,889
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (a)	346,000	203,195
Series I, 3.74%, 10/1/2047	205,000	154,359
Series A, 3.93%, 10/1/2048	222,000	170,194
Queen's Health Systems 4.81%, 7/1/2052	304,000	268,420
Quest Diagnostics, Inc. 4.70%, 3/30/2045	130,000	116,418
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051 (a)	233,000	157,231
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	180,000	111,812
Sentara Health Series 2021, 2.93%, 11/1/2051	370,000	236,778
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	192,000	118,047
Stanford Health Care:
3.03%, 8/15/2051	244,000	158,829
Series 2018, 3.80%, 11/15/2048	331,000	255,429
Summa Health AGM, 3.51%, 11/15/2051	80,000	58,590
Sutter Health:
Series 20A, 3.16%, 8/15/2040	317,000	245,643
Series 20A, 3.36%, 8/15/2050	410,000	287,508
Series 2018, 4.09%, 8/15/2048	205,000	164,797
5.55%, 8/15/2053	170,000	167,205
Texas Health Resources 4.33%, 11/15/2055	165,000	134,937
Toledo Hospital:
AGM, 5.75%, 11/15/2038	86,000	85,862
6.02%, 11/15/2048	430,000	411,880
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	278,000	201,642
Security Description	Principal Amount	Value
Series 2019, 3.43%, 12/1/2048	$178,000	$132,681
4.13%, 12/1/2045	263,000	214,408
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052 (a)	358,000	330,871
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	476,000	351,854
3.05%, 5/15/2041	10,000	7,544
3.13%, 5/15/2060	255,000	154,420
3.25%, 5/15/2051	830,000	558,648
3.50%, 8/15/2039	617,000	507,631
3.70%, 8/15/2049	598,000	441,234
3.75%, 10/15/2047	424,000	320,035
3.88%, 8/15/2059	608,653	435,284
3.95%, 10/15/2042	311,000	256,933
4.20%, 1/15/2047	387,000	314,859
4.25%, 3/15/2043	344,000	292,004
4.25%, 4/15/2047	432,000	351,998
4.25%, 6/15/2048 (a)	690,000	560,694
4.38%, 3/15/2042	340,000	295,946
4.45%, 12/15/2048	665,000	555,049
4.63%, 11/15/2041	253,000	228,639
4.75%, 7/15/2045	1,051,000	934,749
4.75%, 5/15/2052	1,203,000	1,032,992
4.95%, 5/15/2062	715,000	612,998
5.05%, 4/15/2053	1,033,000	928,037
5.20%, 4/15/2063	1,047,000	935,683
5.38%, 4/15/2054	971,000	915,129
5.50%, 7/15/2044	950,000	930,915
5.50%, 4/15/2064	623,000	583,284
5.63%, 7/15/2054	1,515,000	1,481,715
5.70%, 10/15/2040	139,000	142,162
5.75%, 7/15/2064	1,201,000	1,170,747
5.88%, 2/15/2053	1,171,000	1,178,740
5.95%, 2/15/2041	169,000	175,907
5.95%, 6/15/2055	353,000	363,449
6.05%, 2/15/2063	838,000	854,115
6.50%, 6/15/2037	193,000	212,447
6.63%, 11/15/2037	200,000	223,602
6.88%, 2/15/2038	194,000	221,406
UPMC 5.38%, 5/15/2043	258,000	249,151
WakeMed Series A, 3.29%, 10/1/2052	245,000	164,339
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	223,000	142,760
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	238,000	151,297
Series 2018, 4.81%, 9/1/2048	228,000	196,782
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	$215,000	$127,398
		67,298,201
HOME BUILDERS — 0.0% *
Sekisui House U.S., Inc. 6.00%, 1/15/2043	116,000	106,472
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 3.50%, 11/15/2051	132,000	81,996
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	64,000	49,495
Series MTN, 4.00%, 8/15/2045	68,000	57,615
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	177,000	116,700
4.15%, 3/15/2047	211,000	168,397
4.38%, 6/15/2045	299,000	250,161
5.15%, 5/15/2053	463,000	419,126
6.00%, 5/15/2037	143,000	151,361
Haleon U.S. Capital LLC 4.00%, 3/24/2052 (a)	90,000	70,520
Kenvue, Inc. 5.20%, 3/22/2063	301,000	273,305
Procter & Gamble Co.:
3.55%, 3/25/2040 (a)	279,000	238,216
3.60%, 3/25/2050	124,000	95,856
5.55%, 3/5/2037	190,000	201,727
Unilever Capital Corp. Series 30Y, 2.63%, 8/12/2051	60,000	37,053
		2,129,532
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	63,000	49,764
5.00%, 6/15/2052	313,000	283,960
Kimberly-Clark Corp.:
2.88%, 2/7/2050	60,000	38,886
3.20%, 7/30/2046	350,000	247,541
3.90%, 5/4/2047	393,000	308,462
5.30%, 3/1/2041	190,000	190,422
6.63%, 8/1/2037	81,000	91,881
		1,210,916
INSURANCE — 3.4%
Aflac, Inc.:
4.00%, 10/15/2046	176,000	140,513
4.75%, 1/15/2049	274,000	239,917
Alleghany Corp.:
3.25%, 8/15/2051	231,000	153,245
4.90%, 9/15/2044	302,000	271,872
Security Description	Principal Amount	Value
Allstate Corp.:
3.85%, 8/10/2049	$86,000	$65,087
4.20%, 12/15/2046	274,000	222,258
4.50%, 6/15/2043	169,000	146,881
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	160,000	163,930
American Financial Group, Inc. 4.50%, 6/15/2047	223,000	183,654
American International Group, Inc.:
4.38%, 6/30/2050	457,200	377,761
4.50%, 7/16/2044	284,000	247,864
4.75%, 4/1/2048	551,000	485,459
4.80%, 7/10/2045	180,000	161,287
Aon Corp. 6.25%, 9/30/2040	629,000	676,949
Aon Corp./Aon Global Holdings PLC 3.90%, 2/28/2052	254,000	188,018
Aon Global Ltd.:
4.60%, 6/14/2044	219,000	190,252
4.75%, 5/15/2045	162,000	142,205
Aon North America, Inc. 5.75%, 3/1/2054 (a)	775,000	760,810
Arch Capital Group Ltd.:
3.64%, 6/30/2050	237,000	172,828
5.95%, 6/15/2056	715,000	722,136
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	30,000	18,866
3.50%, 5/20/2051	223,000	153,422
5.55%, 2/15/2055	626,000	594,124
5.75%, 3/2/2053	473,000	458,290
5.75%, 7/15/2054	244,000	237,461
6.75%, 2/15/2054	409,000	449,315
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	160,000	111,510
Athene Holding Ltd.:
3.45%, 5/15/2052	270,000	168,726
3.95%, 5/25/2051	335,000	229,904
6.25%, 4/1/2054	661,000	608,490
6.63%, 5/19/2055 (a)	652,000	633,379
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	60,000	35,260
2.85%, 10/15/2050	60,000	38,072
3.85%, 3/15/2052	1,169,000	886,020
4.20%, 8/15/2048	849,000	695,238
4.25%, 1/15/2049	667,000	548,888
4.30%, 5/15/2043	236,000	208,369
4.40%, 5/15/2042	213,000	190,002
5.75%, 1/15/2040	230,422	246,568
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	220,000	198,088
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	$281,000	$161,839
4.70%, 6/22/2047 (a)	483,000	331,734
Brown & Brown, Inc.:
4.95%, 3/17/2052	294,000	248,118
6.25%, 6/23/2055 (a)	516,000	520,572
Chubb INA Holdings LLC:
4.15%, 3/13/2043	245,000	208,537
4.35%, 11/3/2045	534,000	458,359
6.00%, 5/11/2037	140,000	149,443
Series 1, 6.50%, 5/15/2038	256,000	285,338
Corebridge Financial, Inc.:
4.35%, 4/5/2042	240,000	201,862
4.40%, 4/5/2052	602,000	481,498
Equitable Holdings, Inc. 5.00%, 4/20/2048	612,000	534,912
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	100,000	62,362
3.50%, 10/15/2050	335,000	227,991
4.87%, 6/1/2044	387,000	338,242
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055	233,000	229,552
6.20%, 6/8/2056 (b)	1,000,000	998,030
6.35%, 3/22/2054	413,000	421,925
6.50%, 5/20/2055	192,000	200,312
Fidelity National Financial, Inc. 3.20%, 9/17/2051	231,000	146,466
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051	90,000	56,919
3.60%, 8/19/2049	416,000	301,650
4.30%, 4/15/2043	314,000	266,545
4.40%, 3/15/2048	247,000	205,741
5.95%, 10/15/2036	130,000	137,025
6.10%, 10/1/2041	240,000	252,187
Jackson Financial, Inc.:
4.00%, 11/23/2051	268,000	183,805
6.15%, 1/15/2037	300,000	299,271
Lincoln National Corp.:
4.35%, 3/1/2048	130,000	100,075
6.30%, 10/9/2037	165,000	173,524
7.00%, 6/15/2040	262,000	284,951
Loews Corp. 4.13%, 5/15/2043	174,000	145,306
Manulife Financial Corp. 5.38%, 3/4/2046	347,000	336,403
Markel Group, Inc.:
3.45%, 5/7/2052	20,000	13,554
4.15%, 9/17/2050	141,000	108,495
4.30%, 11/1/2047	138,000	110,341
5.00%, 4/5/2046	136,000	121,513
5.00%, 5/20/2049	297,000	260,505
6.00%, 5/16/2054	441,000	440,947
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	300,000	241,713
4.35%, 1/30/2047	222,000	184,606
Security Description	Principal Amount	Value
4.75%, 3/15/2039	$226,000	$213,434
4.90%, 3/15/2049	867,000	772,003
5.35%, 11/15/2044	346,000	330,880
5.40%, 3/15/2055 (a)	820,000	774,695
5.45%, 3/15/2053	310,000	293,905
5.45%, 3/15/2054	214,000	204,259
5.70%, 9/15/2053 (a)	486,000	481,650
6.25%, 11/1/2052	359,000	381,412
MetLife, Inc.:
4.05%, 3/1/2045	492,000	402,476
4.13%, 8/13/2042	465,434	390,634
4.60%, 5/13/2046	345,000	301,047
4.72%, 12/15/2044	243,000	214,732
4.88%, 11/13/2043	468,000	431,089
5.00%, 7/15/2052	663,000	596,906
5.25%, 1/15/2054	518,000	484,081
5.88%, 2/6/2041	469,000	487,061
6.40%, 12/15/2066	427,000	435,092
10.75%, 8/1/2069	93,000	120,470
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	133,000	132,576
Old Republic International Corp. 3.85%, 6/11/2051	220,000	158,154
Principal Financial Group, Inc.:
4.30%, 11/15/2046	162,000	133,431
4.35%, 5/15/2043	136,000	115,195
4.63%, 9/15/2042	156,000	138,654
5.30%, 1/15/2037	415,000	411,294
5.50%, 3/15/2053	60,000	57,892
6.05%, 10/15/2036	167,000	177,521
Progressive Corp.:
3.70%, 1/26/2045	127,000	98,544
3.70%, 3/15/2052	180,000	132,957
3.95%, 3/26/2050 (a)	242,000	188,191
4.13%, 4/15/2047	436,000	352,109
4.20%, 3/15/2048	254,000	207,541
4.35%, 4/25/2044	188,000	159,950
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	239,000	182,689
Series MTN, 3.70%, 3/13/2051	723,700	524,248
3.91%, 12/7/2047	454,000	346,929
3.94%, 12/7/2049	475,000	360,501
Series MTN, 4.35%, 2/25/2050	419,000	339,122
Series MTN, 4.42%, 3/27/2048	283,000	233,549
Series MTN, 4.60%, 5/15/2044	337,000	293,982
Series MTN, 5.70%, 12/14/2036	253,000	261,238
Series MTN, 6.63%, 12/1/2037	27,000	29,898
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, 6.63%, 6/21/2040	$208,000	$229,690
RLI Corp. 5.38%, 6/1/2036	85,000	82,589
Selective Insurance Group, Inc. 5.38%, 3/1/2049	82,000	75,478
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	196,000	238,256
Travelers Cos., Inc.:
2.55%, 4/27/2050	5,000	3,009
3.75%, 5/15/2046	247,000	192,089
4.00%, 5/30/2047	300,000	239,625
4.05%, 3/7/2048	272,000	217,780
4.10%, 3/4/2049	184,000	147,735
4.30%, 8/25/2045	411,000	346,777
4.60%, 8/1/2043	299,000	266,929
5.35%, 11/1/2040	195,000	194,390
5.45%, 5/25/2053	423,000	409,942
5.70%, 7/24/2055 (a)	602,000	605,468
Series MTN, 6.25%, 6/15/2037	199,000	216,697
6.75%, 6/20/2036	61,000	68,463
Unum Group:
4.13%, 6/15/2051	296,000	220,641
4.50%, 12/15/2049	224,000	179,630
5.75%, 8/15/2042	159,000	157,904
6.00%, 6/15/2054	254,000	248,912
W.R. Berkley Corp.:
3.15%, 9/30/2061	190,000	114,636
3.55%, 3/30/2052	234,000	164,755
4.00%, 5/12/2050	228,000	175,056
4.75%, 8/1/2044	222,000	198,825
Willis North America, Inc.:
3.88%, 9/15/2049	241,000	180,241
5.05%, 9/15/2048	106,000	94,332
5.90%, 3/5/2054 (a)	395,000	390,090
XL Group Ltd. 5.25%, 12/15/2043	145,000	136,172
		41,003,188
INTERNET — 4.7%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	321,000	236,352
3.15%, 2/9/2051	797,000	533,623
3.25%, 2/9/2061	512,000	325,161
4.00%, 12/6/2037	587,000	529,996
4.20%, 12/6/2047	790,000	648,677
4.40%, 12/6/2057	410,000	333,400
5.63%, 11/26/2054	322,000	319,833
Alphabet, Inc.:
1.90%, 8/15/2040	2,234,000	1,483,823
2.05%, 8/15/2050	475,000	253,674
2.25%, 8/15/2060 (a)	100,000	50,055
5.25%, 5/15/2055	856,000	800,377
5.30%, 5/15/2065	813,000	745,480
5.35%, 11/15/2045	1,110,000	1,076,212
Security Description	Principal Amount	Value
5.45%, 11/15/2055	$2,085,000	$1,998,410
5.50%, 2/15/2046	855,000	841,739
5.65%, 2/15/2056	1,945,000	1,921,018
5.70%, 11/15/2075	1,465,000	1,409,052
5.75%, 2/15/2066	965,000	953,748
Amazon.com, Inc.:
2.50%, 6/3/2050	1,314,000	761,305
2.70%, 6/3/2060	727,000	394,114
2.88%, 5/12/2041	1,083,000	801,918
3.10%, 5/12/2051	1,851,000	1,202,206
3.25%, 5/12/2061	890,000	547,750
3.88%, 8/22/2037	1,315,000	1,176,465
3.95%, 4/13/2052	1,325,000	1,007,358
4.05%, 8/22/2047	1,590,000	1,259,789
4.10%, 4/13/2062 (a)	653,000	483,351
4.25%, 8/22/2057	1,110,000	860,139
4.95%, 12/5/2044 (a)	759,000	709,354
5.45%, 11/20/2055	1,560,000	1,475,386
5.55%, 11/20/2065	985,000	920,975
5.65%, 3/13/2046	1,342,000	1,328,244
5.80%, 3/13/2056	1,987,000	1,969,832
5.95%, 3/13/2066	1,282,000	1,272,770
6.05%, 3/13/2076	3,795,000	3,781,869
AppLovin Corp. 5.95%, 12/1/2054	322,000	310,067
eBay, Inc.:
3.65%, 5/10/2051	364,000	264,835
4.00%, 7/15/2042	283,000	224,688
JD.com, Inc. 4.13%, 1/14/2050 (a)	229,000	187,746
Meta Platforms, Inc.:
4.65%, 8/15/2062	730,041	553,094
5.40%, 8/15/2054	1,868,000	1,650,639
5.50%, 11/15/2045	615,000	570,769
5.55%, 8/15/2064	1,490,000	1,302,096
5.60%, 5/15/2053	1,446,000	1,315,629
5.63%, 11/15/2055	3,400,000	3,081,148
5.75%, 5/15/2063	1,100,000	990,550
5.75%, 11/15/2065	3,660,000	3,286,753
6.20%, 5/15/2046	2,220,000	2,220,511
6.30%, 5/15/2056	3,370,000	3,353,453
6.45%, 5/15/2066	2,035,000	2,012,289
Netflix, Inc. 5.40%, 8/15/2054 (a)	293,000	281,383
Uber Technologies, Inc. 5.35%, 9/15/2054 (a)	461,000	428,453
		56,447,558
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.35%, 6/17/2054 (a)	248,000	259,232
6.75%, 3/1/2041	244,000	262,961
7.00%, 10/15/2039	375,000	414,626
Nucor Corp.:
3.85%, 4/1/2052 (a)	364,000	278,649
4.40%, 5/1/2048	326,000	275,946
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.20%, 8/1/2043	$221,000	$215,347
6.40%, 12/1/2037	163,000	178,928
Steel Dynamics, Inc.:
3.25%, 10/15/2050	259,000	174,284
5.75%, 5/15/2055	165,000	163,771
Vale Overseas Ltd.:
6.40%, 6/28/2054	1,100,000	1,119,393
6.88%, 11/21/2036	294,000	327,072
6.88%, 11/10/2039 (a)	415,000	461,410
Vale SA 5.63%, 9/11/2042	220,000	216,588
		4,348,207
IT SERVICES — 0.4%
Apple, Inc. 4.85%, 5/10/2053	370,000	339,416
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	157,000	119,647
3.45%, 12/15/2051 (a)	107,000	74,733
5.25%, 2/15/2037	1,350,000	1,329,170
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054 (a)	716,000	664,405
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	487,000	452,145
5.30%, 2/5/2054	635,000	570,636
International Business Machines Corp.:
5.70%, 2/10/2055	460,000	440,404
5.80%, 2/3/2056	376,000	364,299
		4,354,855
LEISURE TIME — 0.1%
Harley-Davidson, Inc. 4.63%, 7/28/2045	471,000	373,451
Royal Caribbean Cruises Ltd. 5.25%, 2/27/2038	529,000	511,792
		885,243
LODGING — 0.1%
Marriott International, Inc.:
5.10%, 5/1/2038 (a)	600,000	578,580
5.50%, 4/15/2037	531,000	535,832
		1,114,412
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.25%, 9/19/2049	495,000	349,396
3.25%, 4/9/2050	625,000	439,650
3.80%, 8/15/2042	947,000	785,574
4.30%, 5/15/2044	329,000	285,499
5.20%, 5/27/2041	343,000	343,120
5.50%, 5/15/2055 (a)	77,000	78,021
6.05%, 8/15/2036 (a)	155,000	168,448
GE Vernova, Inc. 5.50%, 2/4/2056	510,000	494,736
Security Description	Principal Amount	Value
Vertiv Holdings Co.:
5.65%, 3/15/2046	$290,000	$283,646
5.80%, 3/15/2056	275,000	270,710
5.95%, 3/15/2066	194,000	191,901
		3,690,701
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
3.75%, 4/15/2050	562,000	432,611
3.90%, 6/9/2042	431,000	365,389
5.70%, 1/19/2055	480,000	493,526
Dover Corp. 5.38%, 3/1/2041	171,000	170,215
Ingersoll Rand, Inc. 5.70%, 6/15/2054 (a)	306,000	303,274
Otis Worldwide Corp.:
3.11%, 2/15/2040	524,000	402,699
3.36%, 2/15/2050	206,000	144,099
Rockwell Automation, Inc. 4.20%, 3/1/2049	259,000	215,055
Xylem, Inc. 4.38%, 11/1/2046	193,000	160,991
		2,687,859
MEDIA — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	783,300	547,707
3.50%, 3/1/2042	824,000	569,574
3.70%, 4/1/2051	1,009,000	626,518
3.85%, 4/1/2061	922,000	539,213
3.90%, 6/1/2052	1,240,000	789,892
3.95%, 6/30/2062	722,000	426,305
4.40%, 12/1/2061	731,000	469,499
4.80%, 3/1/2050	180,000	134,194
5.13%, 7/1/2049	450,000	347,787
5.25%, 4/1/2053 (a)	759,000	592,627
5.38%, 4/1/2038	327,000	292,933
5.38%, 5/1/2047	90,000	72,551
5.50%, 4/1/2063 (a)	538,000	412,705
5.75%, 4/1/2048	3,979,000	3,350,597
6.48%, 10/23/2045	1,793,000	1,647,050
6.70%, 12/1/2055 (a)	470,000	447,703
6.83%, 10/23/2055	260,000	243,183
Comcast Corp.:
2.45%, 8/15/2052	728,846	372,892
2.65%, 8/15/2062	104,000	50,275
2.80%, 1/15/2051	902,000	506,518
2.89%, 11/1/2051	2,723,000	1,541,899
2.94%, 11/1/2056 (a)	3,333,000	1,801,920
2.99%, 11/1/2063	2,067,000	1,075,977
3.25%, 11/1/2039	987,000	752,262
3.40%, 7/15/2046	718,000	485,167
3.45%, 2/1/2050	1,159,000	744,762
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.75%, 4/1/2040	$1,066,000	$852,491
3.90%, 3/1/2038	756,000	639,493
3.97%, 11/1/2047	966,000	694,998
4.00%, 8/15/2047	420,000	304,634
4.00%, 3/1/2048	505,000	366,579
4.00%, 11/1/2049	1,203,000	853,781
4.05%, 11/1/2052	517,000	364,351
4.60%, 10/15/2038	684,000	617,194
4.60%, 8/15/2045	376,000	304,928
4.65%, 7/15/2042	313,000	266,983
4.70%, 10/15/2048	983,000	786,331
4.75%, 3/1/2044	233,000	195,468
4.95%, 10/15/2058	562,000	451,089
5.35%, 5/15/2053 (a)	1,067,000	920,960
5.50%, 5/15/2064 (a)	866,000	744,769
5.65%, 6/1/2054 (a)	753,000	679,537
6.05%, 5/15/2055 (a)	452,000	432,505
6.40%, 5/15/2038	53,000	54,702
6.45%, 3/15/2037	417,000	448,029
6.55%, 7/1/2039	219,000	233,106
6.95%, 8/15/2037	163,000	179,589
Discovery Communications LLC 5.20%, 9/20/2047	4,000	2,169
Fox Corp.:
5.48%, 1/25/2039	531,000	513,711
5.58%, 1/25/2049 (a)	770,000	713,551
Grupo Televisa SAB:
5.00%, 5/13/2045	30,000	20,807
8.50%, 3/11/2032 (a)	17,000	18,254
NBCUniversal Media LLC:
4.45%, 1/15/2043	349,000	296,982
5.95%, 4/1/2041	309,000	319,441
6.40%, 4/30/2040	182,000	196,675
Space Exploration Technologies Corp.:
6.60%, 7/15/2046 (b)	2,000,000	1,945,460
6.65%, 7/15/2056 (b)	3,000,000	2,893,050
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	124,263
Time Warner Cable LLC:
4.50%, 9/15/2042	686,000	516,956
5.50%, 9/1/2041	647,500	553,069
5.88%, 11/15/2040	603,000	539,842
6.55%, 5/1/2037	520,000	515,315
6.75%, 6/15/2039	733,000	716,515
7.30%, 7/1/2038	441,000	452,845
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	136,000	93,133
Series MTN, 3.70%, 12/1/2042	182,000	144,808
Series E, 4.13%, 12/1/2041	140,000	119,876
Series GMTN, 4.13%, 6/1/2044	484,000	399,861
Security Description	Principal Amount	Value
4.38%, 8/16/2041	$171,000	$150,769
Walt Disney Co.:
3.50%, 5/13/2040	561,000	459,756
3.60%, 1/13/2051	20,000	14,596
3.80%, 5/13/2060	70,000	50,622
4.63%, 3/23/2040	222,000	206,928
4.70%, 3/23/2050 (a)	810,000	709,082
4.75%, 9/15/2044	568,000	509,132
4.75%, 11/15/2046	79,000	70,094
4.95%, 10/15/2045	79,000	72,129
5.40%, 10/1/2043	185,000	181,096
6.15%, 3/1/2037	129,000	139,573
6.15%, 2/15/2041	203,000	217,259
6.65%, 11/15/2037	565,000	632,574
7.75%, 12/1/2045	274,000	340,722
		44,084,142
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	346,000	285,834
4.38%, 6/15/2045	250,000	215,170
Valmont Industries, Inc.:
5.00%, 10/1/2044	393,000	356,491
5.25%, 10/1/2054	196,000	183,201
		1,040,696
MINING — 0.9%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/2040 (a)	160,000	167,814
Barrick North America Finance LLC 5.70%, 5/30/2041	1,574,000	1,589,000
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	299,000	309,937
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	540,000	465,183
5.00%, 9/30/2043	1,411,000	1,330,248
5.50%, 9/8/2053 (a)	363,000	357,424
5.75%, 9/5/2055	640,000	649,722
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	639,000	617,990
Newmont Corp.:
4.88%, 3/15/2042	304,000	287,149
5.45%, 6/9/2044	279,000	272,907
Newmont Corp./Newcrest Finance Pty. Ltd. 4.20%, 5/13/2050	311,000	250,660
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	632,000	389,653
5.20%, 11/2/2040	889,000	874,492
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	350,000	298,578
4.75%, 3/22/2042	245,000	226,216
5.13%, 3/9/2053	525,000	486,565
5.75%, 3/14/2055	944,000	954,573
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.88%, 3/14/2065	$463,000	$470,482
Southern Copper Corp.:
5.25%, 11/8/2042	515,000	484,965
5.88%, 4/23/2045	544,000	545,159
6.75%, 4/16/2040	324,000	357,447
		11,386,164
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 3.13%, 9/19/2046 (a)	338,000	232,865
3.25%, 8/26/2049	563,000	385,559
Series MTN, 3.63%, 10/15/2047	409,000	305,318
3.70%, 4/15/2050	444,000	329,896
Series MTN, 3.88%, 6/15/2044	332,000	266,095
Series MTN, 4.00%, 9/14/2048	706,000	555,354
Series MTN, 5.70%, 3/15/2037	195,000	201,700
Eaton Corp.:
3.92%, 9/15/2047	195,000	155,725
4.15%, 11/2/2042	356,000	306,997
4.70%, 8/23/2052	371,000	329,630
5.45%, 3/6/2056	660,000	647,566
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	610,000	508,734
4.88%, 9/15/2041	262,000	249,086
Parker-Hannifin Corp.:
4.00%, 6/14/2049	292,000	232,677
4.10%, 3/1/2047 (b)	276,000	226,141
Series MTN, 4.45%, 11/21/2044	247,000	217,330
Series MTN, 6.25%, 5/15/2038	177,000	194,332
		5,345,005
OIL & GAS — 3.9%
APA Corp.:
4.75%, 4/15/2043	29,000	23,200
5.10%, 9/1/2040	430,000	395,725
5.35%, 7/1/2049	204,000	177,366
6.75%, 2/15/2055 (a)	410,000	427,978
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	20,000	12,309
2.94%, 6/4/2051	1,202,000	760,890
3.00%, 2/24/2050	1,224,000	794,009
3.06%, 6/17/2041	240,000	180,667
3.38%, 2/8/2061	1,391,000	896,207
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,317
Canadian Natural Resources Ltd.:
6.25%, 3/15/2038	1,314,000	1,386,572
6.50%, 2/15/2037	130,000	140,087
Security Description	Principal Amount	Value
6.75%, 2/1/2039	$170,000	$185,764
Cenovus Energy, Inc.:
3.75%, 2/15/2052	460,000	327,906
5.25%, 6/15/2037	134,000	129,918
5.40%, 6/15/2047	156,000	143,846
6.75%, 11/15/2039	460,000	506,143
Chevron Corp. 3.08%, 5/11/2050	740,000	496,274
Chevron USA, Inc.:
2.34%, 8/12/2050	200,000	114,742
5.25%, 11/15/2043	161,000	159,398
6.00%, 3/1/2041	142,000	153,542
ConocoPhillips:
4.88%, 10/1/2047	152,000	135,224
5.90%, 5/15/2038	147,000	155,147
6.50%, 2/1/2039	678,000	750,526
ConocoPhillips Co.:
3.76%, 3/15/2042	213,000	171,791
3.80%, 3/15/2052	536,000	392,775
4.03%, 3/15/2062	1,115,000	813,660
4.30%, 11/15/2044	350,000	293,034
5.30%, 5/15/2053	792,000	737,297
5.50%, 1/15/2055 (a)	750,000	718,755
5.55%, 3/15/2054	703,000	679,717
5.65%, 1/15/2065	457,000	440,708
5.70%, 9/15/2063	466,000	454,378
5.95%, 3/15/2046	125,000	127,696
Continental Resources, Inc. 4.90%, 6/1/2044	339,000	277,075
Devon Energy Corp.:
4.75%, 5/15/2042	368,000	327,987
5.00%, 6/15/2045	263,000	235,824
5.60%, 7/15/2041	623,000	613,512
5.75%, 9/15/2054 (a)	443,000	426,848
5.90%, 2/15/2055 (b)	589,000	580,465
Diamondback Energy, Inc.:
5.75%, 4/18/2054	719,000	698,947
5.90%, 4/18/2064	723,000	709,964
6.25%, 3/15/2053	287,000	297,283
EOG Resources, Inc.:
4.95%, 4/15/2050	479,000	427,757
5.65%, 12/1/2054	580,000	567,785
5.95%, 7/15/2055	529,000	538,913
Exxon Mobil Corp.:
3.00%, 8/16/2039	194,000	153,568
3.10%, 8/16/2049	902,000	610,158
3.45%, 4/15/2051	1,693,000	1,206,550
3.57%, 3/6/2045	416,000	321,048
4.11%, 3/1/2046	1,445,000	1,195,073
4.23%, 3/19/2040	30,000	27,025
4.33%, 3/19/2050	1,673,000	1,396,102
Hess Corp.:
5.60%, 2/15/2041	686,000	694,637
5.80%, 4/1/2047	357,000	360,256
6.00%, 1/15/2040	487,000	512,509
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Marathon Petroleum Corp.:
4.50%, 4/1/2048	$366,000	$296,273
4.75%, 9/15/2044	359,000	313,748
5.00%, 9/15/2054 (a)	245,000	209,899
6.50%, 3/1/2041	525,000	563,078
Occidental Petroleum Corp.:
4.20%, 3/15/2048	167,000	133,632
4.40%, 4/15/2046	120,000	100,691
6.20%, 3/15/2040	715,000	740,668
6.60%, 3/15/2046	720,000	764,971
7.95%, 6/15/2039	97,000	115,280
Ovintiv, Inc.:
6.50%, 2/1/2038	115,000	121,054
6.63%, 8/15/2037	200,000	214,050
7.10%, 7/15/2053	212,000	234,175
Phillips 66 Co.:
3.30%, 3/15/2052	363,000	238,146
4.68%, 2/15/2045	113,000	96,646
4.88%, 11/15/2044	814,000	724,973
4.90%, 10/1/2046	257,000	224,158
5.50%, 3/15/2055	161,000	149,744
5.65%, 6/15/2054 (a)	405,000	382,680
5.88%, 5/1/2042	772,000	781,465
Shell Finance U.S., Inc.:
3.00%, 11/26/2051 (b)	450,000	292,257
3.13%, 11/7/2049 (b)	562,000	379,625
3.25%, 4/6/2050	795,000	549,560
3.75%, 9/12/2046	670,000	517,508
4.00%, 5/10/2046	1,145,000	914,511
4.38%, 5/11/2045	1,299,000	1,105,878
4.55%, 8/12/2043	475,000	417,777
5.13%, 10/15/2041 (b)	340,000	326,230
5.50%, 3/25/2040 (b)	688,000	694,584
6.38%, 12/15/2038 (b)	1,099,000	1,201,372
Shell International Finance BV:
2.88%, 11/26/2041	383,000	279,690
3.25%, 4/6/2050 (a)	163,000	112,659
3.63%, 8/21/2042	243,000	192,313
4.00%, 5/10/2046	407,000	325,995
4.38%, 5/11/2045	230,000	195,760
6.38%, 12/15/2038 (a)	485,000	530,459
Suncor Energy, Inc.:
3.75%, 3/4/2051	267,000	193,727
4.00%, 11/15/2047	431,000	330,237
6.50%, 6/15/2038	40,000	43,030
6.80%, 5/15/2038	212,000	232,956
6.85%, 6/1/2039	630,000	696,635
TotalEnergies Capital International SA:
2.99%, 6/29/2041	151,000	112,978
3.39%, 6/29/2060	375,000	244,016
3.46%, 7/12/2049	448,000	318,488
TotalEnergies Capital SA:
5.28%, 9/10/2054 (a)	650,000	610,103
5.43%, 9/10/2064	813,000	764,334
Security Description	Principal Amount	Value
5.49%, 4/5/2054	$1,216,000	$1,175,057
5.64%, 4/5/2064	901,000	874,817
Valero Energy Corp.:
3.65%, 12/1/2051	852,000	593,171
4.00%, 6/1/2052	511,000	380,286
4.90%, 3/15/2045	145,000	128,357
6.63%, 6/15/2037	308,000	338,421
Woodside Finance Ltd. 5.70%, 9/12/2054	334,000	320,199
		47,266,175
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	622,000	596,554
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
4.08%, 12/15/2047	622,000	493,793
5.85%, 6/15/2056	1,227,000	1,212,251
Halliburton Co.:
4.50%, 11/15/2041	204,000	178,492
4.75%, 8/1/2043	310,000	272,747
5.00%, 11/15/2045	1,435,000	1,284,225
6.70%, 9/15/2038	225,000	247,993
7.45%, 9/15/2039	369,000	431,413
NOV, Inc. 3.95%, 12/1/2042	592,000	465,815
		5,183,283
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	80,000	51,701
4.05%, 12/15/2049	375,000	292,009
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (a)	488,000	487,712
Sonoco Products Co. 5.75%, 11/1/2040	233,000	235,227
		1,066,649
PHARMACEUTICALS — 7.1%
AbbVie, Inc.:
4.05%, 11/21/2039	40,000	35,232
4.25%, 11/21/2049	3,077,000	2,513,447
4.40%, 11/6/2042	1,334,000	1,173,680
4.45%, 5/14/2046	1,254,000	1,077,876
4.63%, 10/1/2042	380,000	344,003
4.70%, 5/14/2045	1,639,000	1,468,937
4.75%, 3/15/2045	378,000	340,007
4.85%, 6/15/2044	452,000	414,190
4.88%, 11/14/2048	1,038,000	933,370
5.35%, 3/15/2044	325,000	317,460
5.40%, 3/15/2054	1,572,000	1,511,211
5.50%, 3/15/2064	801,000	770,602
5.55%, 3/15/2056	633,000	622,454
5.60%, 3/15/2055	377,000	373,641
5.65%, 3/15/2066 (a)	182,000	179,161
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AstraZeneca PLC:
3.00%, 5/28/2051	$25,000	$16,730
4.00%, 9/18/2042	2,065,000	1,751,512
4.38%, 11/16/2045	85,000	74,182
4.38%, 8/17/2048	684,000	589,478
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	121,000	84,790
3.25%, 8/1/2042	244,000	185,086
3.55%, 3/15/2042	646,000	514,016
3.70%, 3/15/2052	1,287,000	943,564
3.90%, 3/15/2062	307,000	219,993
4.13%, 6/15/2039	560,000	499,464
4.25%, 10/26/2049	2,200,000	1,787,170
4.35%, 11/15/2047	564,000	469,981
4.50%, 3/1/2044	174,000	152,295
4.55%, 2/20/2048	699,000	597,708
4.63%, 5/15/2044	576,000	512,415
5.00%, 8/15/2045 (a)	360,000	332,726
5.50%, 2/22/2044	291,000	288,835
5.55%, 2/22/2054	1,545,000	1,508,476
5.65%, 2/22/2064	183,000	179,964
6.25%, 11/15/2053	222,000	234,954
6.40%, 11/15/2063	230,000	251,848
Cardinal Health, Inc.:
4.37%, 6/15/2047	213,000	175,889
4.50%, 11/15/2044	156,000	132,311
4.60%, 3/15/2043	156,000	136,236
4.90%, 9/15/2045	231,000	206,417
5.75%, 11/15/2054	326,000	324,165
Cencora, Inc.:
4.25%, 3/1/2045	57,000	47,256
4.30%, 12/15/2047	113,000	93,471
5.65%, 2/13/2056	300,000	294,588
CVS Health Corp.:
2.70%, 8/21/2040	24,000	17,016
4.13%, 4/1/2040	264,000	224,598
4.25%, 4/1/2050	222,000	173,882
4.78%, 3/25/2038	2,013,000	1,887,067
5.05%, 3/25/2048	4,617,000	4,077,596
5.13%, 7/20/2045	1,986,000	1,798,085
5.30%, 12/5/2043	249,000	232,484
5.63%, 2/21/2053	617,000	582,423
5.88%, 6/1/2053	758,000	740,505
6.00%, 6/1/2044	347,000	349,651
6.00%, 6/1/2063	338,000	329,820
6.05%, 6/1/2054	405,000	404,773
6.13%, 9/15/2039	119,000	123,753
6.20%, 9/15/2055 (a)	797,000	816,048
6.25%, 9/15/2065	360,000	363,035
Eli Lilly & Co.:
2.25%, 5/15/2050	30,000	17,120
2.50%, 9/15/2060	148,423	80,502
3.70%, 3/1/2045	223,000	177,162
3.95%, 5/15/2047	217,000	175,130
3.95%, 3/15/2049	444,000	353,779
Security Description	Principal Amount	Value
4.15%, 3/15/2059	$120,000	$94,646
4.88%, 2/27/2053	866,000	783,522
4.95%, 2/27/2063	581,000	518,206
5.00%, 2/9/2054	876,000	808,417
5.05%, 8/14/2054	985,000	913,873
5.10%, 2/9/2064	987,000	901,763
5.20%, 8/14/2064	353,000	327,443
5.50%, 2/12/2055	725,000	720,070
5.55%, 3/15/2037	38,000	39,847
5.55%, 10/15/2055	755,000	755,227
5.60%, 5/20/2056	885,000	888,983
5.60%, 2/12/2065	354,000	351,072
5.65%, 10/15/2065	624,000	624,013
5.70%, 5/20/2066	480,000	482,539
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	192,000	166,107
6.38%, 5/15/2038	2,110,000	2,323,680
Johnson & Johnson:
2.10%, 9/1/2040	453,000	317,236
2.45%, 9/1/2060	310,000	168,246
3.40%, 1/15/2038	812,000	703,135
3.50%, 1/15/2048	275,000	207,991
3.63%, 3/3/2037	1,752,000	1,567,917
3.70%, 3/1/2046	959,000	765,925
3.75%, 3/3/2047	1,261,000	1,002,016
4.50%, 9/1/2040	269,000	253,874
4.50%, 12/5/2043	175,000	161,994
4.85%, 5/15/2041	210,000	204,208
5.25%, 6/1/2054 (a)	395,000	394,044
5.85%, 7/15/2038	174,000	188,061
5.95%, 8/15/2037	216,000	236,797
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	196,000	173,111
Merck & Co., Inc.:
2.35%, 6/24/2040	362,000	257,454
2.45%, 6/24/2050	140,000	81,854
2.75%, 12/10/2051	170,000	104,351
2.90%, 12/10/2061	100,000	57,840
3.60%, 9/15/2042	254,000	203,309
3.70%, 2/10/2045	898,000	705,361
3.90%, 3/7/2039	297,000	261,728
4.00%, 3/7/2049	490,000	389,790
4.15%, 5/18/2043	1,555,000	1,325,187
4.90%, 5/17/2044	200,000	184,874
5.00%, 5/17/2053	838,000	763,116
5.15%, 5/17/2063	634,000	576,610
5.50%, 3/15/2046	310,000	306,289
5.55%, 12/4/2055	831,000	817,771
5.70%, 9/15/2055	668,000	671,554
5.70%, 12/4/2065	556,000	551,574
5.75%, 5/22/2046	565,000	574,876
5.85%, 5/22/2056	513,000	525,404
6.55%, 9/15/2037	208,000	234,414
Merck Sharp & Dohme LLC 5.75%, 11/15/2036	162,000	172,718
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Mylan, Inc.:
5.20%, 4/15/2048	$321,000	$266,664
5.40%, 11/29/2043	225,000	198,468
Novartis Capital Corp.:
3.70%, 9/21/2042	123,000	100,828
4.00%, 11/20/2045	467,000	386,508
4.40%, 5/6/2044	160,000	140,986
4.70%, 9/18/2054	288,000	253,590
5.20%, 11/5/2045	716,000	690,768
5.30%, 11/5/2055	297,000	286,287
5.60%, 3/18/2046	1,035,000	1,044,946
5.70%, 3/18/2056	1,342,000	1,368,156
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,653,000	1,566,399
5.30%, 5/19/2053	3,349,000	3,151,811
5.34%, 5/19/2063	2,346,000	2,158,531
Pfizer, Inc.:
2.55%, 5/28/2040	424,000	307,913
2.70%, 5/28/2050 (a)	110,000	68,044
3.90%, 3/15/2039	355,000	308,325
4.00%, 12/15/2036 (a)	222,000	203,709
4.00%, 3/15/2049	500,000	393,930
4.10%, 9/15/2038	202,000	182,529
4.13%, 12/15/2046	358,000	294,101
4.20%, 9/15/2048	955,000	778,373
4.30%, 6/15/2043	515,000	442,617
5.60%, 9/15/2040	215,000	220,199
5.60%, 11/15/2055 (a)	215,000	213,194
5.70%, 11/15/2065	265,000	259,716
7.20%, 3/15/2039	1,318,000	1,544,498
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	408,000	309,138
3.18%, 7/9/2050	670,000	445,403
3.38%, 7/9/2060 (a)	435,000	278,596
5.65%, 7/5/2054	357,000	348,064
5.80%, 7/5/2064	276,000	271,410
Takeda U.S. Financing, Inc. 5.90%, 7/7/2055	578,000	583,086
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	401,000	339,322
Viatris, Inc.:
3.85%, 6/22/2040	843,000	661,763
4.00%, 6/22/2050	1,108,000	761,384
Wyeth LLC 5.95%, 4/1/2037	663,000	704,517
Zoetis, Inc.:
3.00%, 5/15/2050	60,000	39,109
3.95%, 9/12/2047	194,000	151,516
4.45%, 8/20/2048	240,000	200,791
4.70%, 2/1/2043	340,000	304,218
		85,644,664
Security Description	Principal Amount	Value
PIPELINES — 4.7%
Cheniere Energy Partners LP:
5.35%, 11/30/2036 (b)	$570,000	$567,099
6.05%, 11/30/2056 (b)	320,000	323,120
Cheniere Energy, Inc.:
5.20%, 7/30/2036 (b)	1,476,000	1,452,000
6.00%, 7/30/2056 (b)	331,000	330,811
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	214,000	211,961
DCP Midstream Operating LP 5.60%, 4/1/2044	315,000	303,408
Eastern Energy Gas Holdings LLC:
Series C, 3.90%, 11/15/2049	103,000	71,177
6.20%, 1/15/2055	217,000	222,588
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	173,000	148,808
4.80%, 11/1/2043	143,000	127,792
Enbridge Energy Partners LP:
5.50%, 9/15/2040	1,069,000	1,049,042
7.38%, 10/15/2045	351,000	405,605
Series B, 7.50%, 4/15/2038	128,000	148,246
Enbridge, Inc.:
3.40%, 8/1/2051	60,000	40,743
4.00%, 11/15/2049	82,000	62,711
4.50%, 6/10/2044	182,000	156,021
5.50%, 12/1/2046	35,000	33,425
5.95%, 4/5/2054	576,000	578,108
6.70%, 11/15/2053 (a)	724,000	796,176
Energy Transfer LP:
4.95%, 1/15/2043	238,000	210,559
5.00%, 5/15/2044	315,000	276,857
5.00%, 5/15/2050	1,173,000	993,449
5.15%, 2/1/2043	372,000	336,061
5.15%, 3/15/2045	479,000	426,645
5.30%, 4/1/2044	369,000	337,070
5.30%, 4/15/2047	368,000	329,949
5.35%, 5/15/2045	586,000	532,949
5.40%, 10/1/2047	829,000	751,488
Series 20Y, 5.80%, 6/15/2038	219,000	223,251
5.95%, 10/1/2043	264,000	258,583
5.95%, 5/15/2054	849,000	812,697
6.00%, 6/15/2048	345,000	335,299
6.05%, 6/1/2041	242,000	245,545
6.05%, 9/1/2054	787,000	764,673
6.10%, 2/15/2042	209,000	209,757
6.13%, 12/15/2045	655,000	650,670
6.20%, 4/1/2055	475,000	469,884
6.25%, 4/15/2049	1,067,835	1,065,625
6.30%, 1/15/2056	620,000	622,579
6.50%, 2/1/2042	587,000	620,283
6.63%, 10/15/2036	116,000	125,417
7.50%, 7/1/2038	133,000	153,478
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
3.20%, 2/15/2052	$439,000	$290,425
3.30%, 2/15/2053	430,000	288,100
3.70%, 1/31/2051	325,000	239,294
3.95%, 1/31/2060	326,000	237,436
4.20%, 1/31/2050	571,000	460,848
4.25%, 2/15/2048	441,000	361,655
4.45%, 2/15/2043	496,500	434,075
4.80%, 2/1/2049	523,000	459,272
4.85%, 8/15/2042	307,433	283,579
4.85%, 3/15/2044	440,000	401,852
4.90%, 5/15/2046	411,000	370,212
4.95%, 10/15/2054	147,000	130,573
5.10%, 2/15/2045	397,000	370,465
5.55%, 2/16/2055 (a)	751,000	727,419
5.70%, 2/15/2042	533,000	539,311
5.95%, 2/1/2041	576,000	600,146
6.13%, 10/15/2039	298,000	318,163
6.45%, 9/1/2040	158,000	173,094
7.55%, 4/15/2038	81,000	95,796
FLNG Liquefaction 2 LLC Series B, 6.17%, 12/31/2039	80,000	80,938
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	211,000	185,288
5.00%, 8/15/2042	284,000	258,366
5.00%, 3/1/2043	189,000	170,928
5.40%, 9/1/2044	383,000	360,326
5.50%, 3/1/2044	325,000	309,774
5.63%, 9/1/2041	361,000	353,993
6.38%, 3/1/2041	323,000	341,689
6.50%, 2/1/2037	132,000	142,707
6.50%, 9/1/2039	182,000	195,170
6.55%, 9/15/2040	363,000	390,414
Series MTN, 6.95%, 1/15/2038	905,000	1,011,890
7.50%, 11/15/2040	431,000	502,593
Kinder Morgan, Inc.:
3.25%, 8/1/2050	160,000	106,106
3.60%, 2/15/2051	399,000	280,844
5.05%, 2/15/2046	347,000	312,116
5.20%, 3/1/2048	239,000	217,129
5.45%, 8/1/2052	306,000	286,040
5.55%, 6/1/2045	709,000	681,363
5.95%, 8/1/2054 (a)	351,000	352,407
MPLX LP:
4.50%, 4/15/2038	888,000	804,217
4.70%, 4/15/2048	697,000	579,172
4.90%, 4/15/2058	104,000	85,694
4.95%, 3/14/2052	847,000	716,130
5.20%, 3/1/2047	409,000	368,235
5.20%, 12/1/2047	254,000	226,598
5.50%, 2/15/2049	965,000	889,305
5.65%, 3/1/2053	233,000	217,023
Security Description	Principal Amount	Value
5.95%, 4/1/2055	$605,000	$587,292
6.10%, 4/1/2056	230,000	227,548
6.20%, 9/15/2055	682,000	684,974
ONEOK Partners LP:
6.13%, 2/1/2041	475,000	487,706
6.20%, 9/15/2043	208,000	212,366
6.65%, 10/1/2036	99,000	107,415
6.85%, 10/15/2037	118,000	129,379
ONEOK, Inc.:
3.95%, 3/1/2050	280,000	202,359
4.20%, 10/3/2047	228,000	175,200
4.25%, 9/15/2046	113,000	88,276
4.45%, 9/1/2049	172,000	137,540
4.85%, 2/1/2049	242,000	203,527
4.95%, 7/13/2047	423,000	364,017
5.05%, 4/1/2045	165,000	145,454
5.15%, 10/15/2043	255,000	230,999
5.20%, 7/15/2048	273,000	242,399
5.45%, 6/1/2047	435,000	398,325
5.60%, 4/1/2044	580,000	547,874
5.70%, 11/1/2054	820,000	761,017
5.85%, 11/1/2064	601,000	563,317
6.25%, 10/15/2055	773,000	774,871
6.63%, 9/1/2053	1,144,000	1,199,003
7.15%, 1/15/2051	249,000	276,370
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	332,000	274,614
4.70%, 6/15/2044	206,000	178,458
4.90%, 2/15/2045	139,000	122,581
5.15%, 6/1/2042	97,000	89,072
6.65%, 1/15/2037	176,000	190,128
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	9	10
South Bow USA Infrastructure Holdings LLC 6.18%, 10/1/2054	284,000	271,797
Spectra Energy Partners LP:
4.50%, 3/15/2045	187,000	158,193
5.95%, 9/25/2043	151,000	152,327
Targa Resources Corp.:
4.95%, 4/15/2052	320,000	273,923
5.40%, 7/30/2036	490,000	487,917
6.05%, 5/15/2056	455,000	450,091
6.13%, 5/15/2055 (a)	537,000	535,770
6.25%, 7/1/2052	194,000	197,005
6.50%, 2/15/2053	512,000	535,987
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	147,659
TransCanada PipeLines Ltd.:
4.88%, 5/15/2048	60,000	53,392
6.10%, 6/1/2040	264,000	275,782
6.20%, 10/15/2037	245,000	260,335
7.25%, 8/15/2038	170,000	194,788
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.63%, 1/15/2039	$1,177,000	$1,385,447
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	60,000	46,002
4.45%, 8/1/2042	145,000	126,267
4.60%, 3/15/2048	190,000	161,610
5.40%, 8/15/2041	158,000	152,821
5.75%, 3/15/2056	1,170,000	1,152,555
Western Midstream Operating LP:
5.25%, 2/1/2050 (a)	460,000	399,114
5.30%, 3/1/2048	404,000	351,686
5.45%, 4/1/2044	430,000	391,188
5.50%, 8/15/2048	344,000	306,827
Williams Cos., Inc.:
3.50%, 10/15/2051	80,000	55,109
4.85%, 3/1/2048	359,000	310,592
4.90%, 1/15/2045	175,000	154,497
5.10%, 9/15/2045	40,000	36,420
5.30%, 8/15/2052	356,000	324,316
5.40%, 3/4/2044	180,000	170,771
5.75%, 6/24/2044	231,000	228,189
5.80%, 11/15/2043	183,000	181,509
5.80%, 11/15/2054	336,000	327,183
5.95%, 3/15/2056	735,000	727,723
6.00%, 3/15/2055	380,000	379,578
6.30%, 4/15/2040	483,000	512,951
		56,469,191
REAL ESTATE INVESTMENT TRUSTS — 1.2%
Alexandria Real Estate Equities, Inc.:
3.55%, 3/15/2052	60,000	41,530
4.00%, 2/1/2050	60,000	44,831
4.85%, 4/15/2049	298,000	253,872
5.15%, 4/15/2053	383,000	337,588
5.63%, 5/15/2054 (a)	378,000	356,715
American Homes 4 Rent LP:
3.38%, 7/15/2051	43,000	28,988
4.30%, 4/15/2052	216,000	170,705
American Tower Corp.:
2.95%, 1/15/2051	20,000	12,550
3.70%, 10/15/2049	246,000	178,953
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	193,000	152,190
Series MTN, 4.15%, 7/1/2047	166,000	134,767
Series MTN, 4.35%, 4/15/2048	223,000	185,643
Camden Property Trust 3.35%, 11/1/2049	166,000	116,658
Crown Castle, Inc.:
2.90%, 4/1/2041	487,000	354,141
3.25%, 1/15/2051	112,000	73,659
4.00%, 11/15/2049	97,000	72,372
Security Description	Principal Amount	Value
4.15%, 7/1/2050	$253,000	$196,232
4.75%, 5/15/2047 (a)	267,000	226,557
5.20%, 2/15/2049	464,000	416,352
Equinix, Inc.:
2.95%, 9/15/2051	20,000	12,560
3.00%, 7/15/2050	100,000	63,739
3.40%, 2/15/2052	307,000	208,870
ERP Operating LP:
4.00%, 8/1/2047	137,000	109,918
4.50%, 7/1/2044	332,000	290,696
4.50%, 6/1/2045	215,000	186,151
Essential Properties LP 5.38%, 7/15/2036	455,000	449,053
Essex Portfolio LP 4.50%, 3/15/2048	244,000	201,398
Federal Realty OP LP 4.50%, 12/1/2044	232,000	200,439
GLP Capital LP/GLP Financing II, Inc.:
5.75%, 11/1/2037	200,000	196,612
6.25%, 9/15/2054	155,000	155,203
Healthpeak OP LLC 6.75%, 2/1/2041	147,000	161,472
Kimco Realty OP LLC:
3.70%, 10/1/2049	261,000	194,487
4.13%, 12/1/2046	272,000	221,859
4.25%, 4/1/2045	267,000	223,519
4.45%, 9/1/2047	273,000	231,515
Mid-America Apartments LP 2.88%, 9/15/2051	170,000	107,933
NNN REIT, Inc.:
3.10%, 4/15/2050	370,000	240,689
3.50%, 4/15/2051	202,000	142,683
4.80%, 10/15/2048	139,000	121,911
Prologis LP:
3.00%, 4/15/2050	184,000	120,846
3.05%, 3/1/2050	113,000	75,387
4.38%, 9/15/2048	181,000	151,120
5.25%, 6/15/2053 (a)	443,000	419,999
5.25%, 3/15/2054	431,000	407,791
Public Storage Operating Co. 5.35%, 8/1/2053	409,000	392,783
Realty Income Corp.:
4.65%, 3/15/2047	353,000	309,955
5.38%, 9/1/2054 (a)	180,000	174,332
Regency Centers LP:
4.40%, 2/1/2047 (a)	200,000	169,692
4.65%, 3/15/2049	182,000	157,645
Simon Property Group LP:
3.25%, 9/13/2049 (a)	651,000	447,484
3.80%, 7/15/2050	376,000	283,233
4.25%, 10/1/2044	207,000	174,476
4.25%, 11/30/2046	200,000	165,266
4.75%, 3/15/2042	310,000	283,827
5.85%, 3/8/2053	520,000	527,618
6.65%, 1/15/2054	158,000	177,224
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.75%, 2/1/2040	$344,000	$387,457
Ventas Realty LP:
4.38%, 2/1/2045	158,000	133,118
4.88%, 4/15/2049	96,000	83,924
5.70%, 9/30/2043	142,000	141,520
VICI Properties LP:
5.63%, 5/15/2052 (a)	93,000	85,476
6.13%, 4/1/2054 (a)	233,000	227,935
Welltower OP LLC:
4.95%, 9/1/2048	202,000	186,266
6.50%, 3/15/2041	359,000	398,257
Weyerhaeuser Co. 4.00%, 3/9/2052	198,000	149,807
WP Carey, Inc. 5.20%, 9/15/2036 (d)	545,000	537,784
		13,845,232
RETAIL — 2.3%
Darden Restaurants, Inc. 4.55%, 2/15/2048	207,000	173,305
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	455,000	330,908
Dollar General Corp.:
4.13%, 4/3/2050	249,000	194,073
5.50%, 11/1/2052	240,000	230,086
Dollar Tree, Inc. 3.38%, 12/1/2051	188,000	125,736
Home Depot, Inc.:
2.38%, 3/15/2051	692,000	392,350
2.75%, 9/15/2051	598,000	364,625
3.13%, 12/15/2049	544,000	362,946
3.30%, 4/15/2040 (a)	686,000	550,254
3.35%, 4/15/2050	997,000	694,640
3.63%, 4/15/2052	965,000	698,033
3.90%, 6/15/2047	840,000	658,342
4.20%, 4/1/2043	546,000	466,257
4.25%, 4/1/2046	815,000	681,177
4.40%, 3/15/2045	494,000	423,709
4.50%, 12/6/2048	772,000	656,802
4.88%, 2/15/2044	765,000	704,978
4.95%, 9/15/2052	749,000	675,531
5.30%, 6/25/2054 (a)	831,000	785,893
5.40%, 9/15/2040	4,000	4,014
5.40%, 6/25/2064	284,000	269,587
5.95%, 4/1/2041	540,000	571,028
Lowe's Cos., Inc.:
2.80%, 9/15/2041	60,000	42,836
3.00%, 10/15/2050	400,000	253,168
3.50%, 4/1/2051	110,000	76,537
3.70%, 4/15/2046	610,000	458,421
4.05%, 5/3/2047	681,000	532,433
4.25%, 4/1/2052	547,000	428,553
4.38%, 9/15/2045	247,000	205,430
4.45%, 4/1/2062	679,000	527,400
4.55%, 4/5/2049	327,000	270,661
4.65%, 4/15/2042	285,000	253,128
Security Description	Principal Amount	Value
5.00%, 4/15/2040	$155,000	$147,872
5.13%, 4/15/2050	363,000	325,778
5.63%, 4/15/2053 (a)	740,000	712,872
5.75%, 7/1/2053	291,000	284,403
5.80%, 9/15/2062	558,000	544,273
5.85%, 4/1/2063	286,200	280,579
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	278,000	217,721
Series MTN, 3.63%, 9/1/2049	657,000	479,281
Series MTN, 3.70%, 2/15/2042	102,000	82,476
Series MTN, 4.20%, 4/1/2050	512,000	409,866
Series MTN, 4.45%, 3/1/2047	175,000	147,682
Series MTN, 4.45%, 9/1/2048	379,000	317,143
Series MTN, 4.60%, 5/26/2045	270,000	235,516
Series MTN, 4.88%, 7/15/2040	235,000	221,988
Series MTN, 4.88%, 12/9/2045	430,000	388,333
Series MTN, 5.15%, 9/9/2052	477,000	437,194
Series MTN, 5.70%, 2/1/2039	90,000	93,245
Series MTN, 6.30%, 10/15/2037	237,000	258,216
Series MTN, 6.30%, 3/1/2038	231,000	251,531
Starbucks Corp.:
3.35%, 3/12/2050	262,000	178,663
3.50%, 11/15/2050 (a)	441,000	308,334
3.75%, 12/1/2047	273,000	204,360
4.30%, 6/15/2045	221,000	183,123
4.45%, 8/15/2049	415,000	341,512
4.50%, 11/15/2048	332,000	277,011
Target Corp.:
2.95%, 1/15/2052 (a)	738,000	470,276
3.63%, 4/15/2046	289,000	219,646
3.90%, 11/15/2047	466,000	364,403
4.00%, 7/1/2042	827,000	692,629
4.80%, 1/15/2053 (a)	60,000	53,456
6.50%, 10/15/2037	130,000	144,304
7.00%, 1/15/2038	153,000	176,409
TJX Cos., Inc. 4.50%, 4/15/2050	265,000	227,047
Walmart, Inc.:
2.50%, 9/22/2041	427,000	306,693
2.65%, 9/22/2051 (a)	60,000	37,229
2.95%, 9/24/2049	330,000	221,750
3.63%, 12/15/2047	147,000	114,706
3.95%, 6/28/2038	215,000	197,258
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.00%, 4/11/2043	$19,000	$16,105
4.05%, 6/29/2048	834,000	683,438
4.30%, 4/22/2044	247,000	219,978
4.50%, 9/9/2052	669,000	579,862
5.00%, 10/25/2040	245,000	244,689
5.63%, 4/1/2040	1,649,000	1,728,729
5.63%, 4/15/2041	273,000	286,524
6.20%, 4/15/2038	202,000	224,246
6.50%, 8/15/2037	192,754	219,448
		27,820,638
SEMICONDUCTORS — 2.6%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (a)	247,000	207,137
Analog Devices, Inc.:
2.80%, 10/1/2041	1,148,000	834,079
2.95%, 10/1/2051 (a)	60,000	38,725
5.30%, 12/15/2045	204,000	196,344
5.30%, 4/1/2054	258,000	245,373
Applied Materials, Inc.:
4.35%, 4/1/2047	700,000	598,346
5.85%, 6/15/2041	307,000	321,671
Broadcom, Inc.:
3.19%, 11/15/2036 (b)	859,000	718,364
3.50%, 2/15/2041	3,893,000	3,109,612
3.75%, 2/15/2051	330,000	244,652
5.70%, 1/15/2056	675,000	669,202
Intel Corp.:
2.80%, 8/12/2041	332,000	231,753
3.10%, 2/15/2060	482,000	273,863
3.20%, 8/12/2061	310,000	179,859
3.25%, 11/15/2049	955,000	621,925
3.73%, 12/8/2047	976,000	702,574
4.10%, 5/19/2046	597,000	462,788
4.10%, 5/11/2047	478,000	363,724
4.25%, 12/15/2042	253,000	208,902
4.60%, 3/25/2040	362,800	326,912
4.75%, 3/25/2050	1,095,000	908,160
4.80%, 10/1/2041	387,000	345,719
4.90%, 7/29/2045	433,384	376,013
4.90%, 8/5/2052	1,042,000	875,113
4.95%, 3/25/2060	453,552	375,641
5.05%, 8/5/2062	461,000	385,023
5.60%, 2/21/2054	447,000	417,748
5.63%, 2/10/2043	419,000	407,289
5.70%, 2/10/2053	1,267,000	1,195,098
5.90%, 2/10/2063	595,000	569,070
6.13%, 5/15/2056	865,000	864,490
6.20%, 5/15/2066	486,000	482,486
KLA Corp.:
3.30%, 3/1/2050	539,000	372,260
4.95%, 7/15/2052	200,000	181,430
5.00%, 3/15/2049	391,000	357,710
5.25%, 7/15/2062	552,000	511,124
Lam Research Corp.:
2.88%, 6/15/2050	20,000	12,827
Security Description	Principal Amount	Value
4.88%, 3/15/2049	$462,000	$419,667
Micron Technology, Inc.:
3.37%, 11/1/2041	222,000	173,298
3.48%, 11/1/2051	225,000	160,364
NVIDIA Corp.:
3.50%, 4/1/2040	581,000	482,735
3.50%, 4/1/2050	975,000	713,953
3.70%, 4/1/2060	157,000	113,520
5.55%, 6/15/2046	1,025,000	1,017,210
5.63%, 6/15/2056	2,000,000	1,984,760
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	1,268,000	920,137
3.25%, 5/11/2041	536,000	405,554
3.25%, 11/30/2051	151,000	100,121
QUALCOMM, Inc.:
3.25%, 5/20/2050	477,000	321,469
4.30%, 5/20/2047	895,000	729,067
4.50%, 5/20/2052	505,000	417,302
4.80%, 5/20/2045	892,000	796,128
6.00%, 5/20/2053	517,000	527,878
Texas Instruments, Inc.:
3.88%, 3/15/2039 (a)	220,000	192,403
4.10%, 8/16/2052 (a)	348,000	277,151
4.15%, 5/15/2048	749,000	615,079
5.00%, 3/14/2053	261,000	238,288
5.05%, 5/18/2063	986,000	880,222
5.15%, 2/8/2054 (a)	362,000	339,418
TSMC Arizona Corp. 3.13%, 10/25/2041	897,000	725,467
		31,744,197
SOFTWARE — 3.6%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	368,000	267,282
4.50%, 8/15/2046	143,000	116,818
Intuit, Inc. 5.50%, 9/15/2053 (a)	802,180	721,312
Microsoft Corp.:
2.50%, 9/15/2050	901,000	531,671
2.53%, 6/1/2050	3,445,000	2,049,396
2.68%, 6/1/2060	1,437,000	793,123
2.92%, 3/17/2052	3,479,000	2,208,156
3.04%, 3/17/2062	1,267,000	762,911
3.45%, 8/8/2036	377,000	336,284
3.50%, 11/15/2042	209,842	168,497
3.70%, 8/8/2046	1,002,000	781,149
3.75%, 2/12/2045	394,000	316,977
3.95%, 8/8/2056	471,000	357,423
4.00%, 2/12/2055	505,000	390,118
4.25%, 2/6/2047	617,000	522,605
4.45%, 11/3/2045 (a)	529,000	466,446
4.50%, 10/1/2040	215,000	203,734
4.50%, 6/15/2047	159,000	138,669
4.50%, 2/6/2057 (a)	321,000	270,908
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.20%, 6/1/2039	$186,000	$190,782
5.30%, 2/8/2041	323,000	327,767
Oracle Corp.:
3.60%, 4/1/2040	1,761,000	1,284,244
3.60%, 4/1/2050	1,020,000	619,548
3.65%, 3/25/2041	1,178,000	846,134
3.80%, 11/15/2037	969,000	776,382
3.85%, 7/15/2036	150,000	124,580
3.85%, 4/1/2060	825,000	484,399
3.95%, 3/25/2051	1,809,000	1,158,303
4.00%, 7/15/2046	1,670,000	1,127,784
4.00%, 11/15/2047	1,075,000	715,918
4.10%, 3/25/2061	605,000	369,951
4.13%, 5/15/2045	1,304,000	909,136
4.38%, 5/15/2055	606,000	403,681
4.50%, 7/8/2044	460,000	342,737
5.38%, 7/15/2040	1,200,000	1,055,460
5.38%, 9/27/2054	1,133,000	887,400
5.50%, 9/27/2064	585,000	452,047
5.55%, 2/6/2053	1,315,000	1,059,627
5.88%, 9/26/2045	1,535,000	1,344,430
5.95%, 9/26/2055	2,046,000	1,738,793
6.00%, 8/3/2055	1,119,000	953,533
6.10%, 9/26/2065	340,000	284,325
6.13%, 7/8/2039	602,000	580,509
6.13%, 8/3/2065	502,000	421,901
6.50%, 4/15/2038	461,000	464,656
6.55%, 2/4/2046	1,665,000	1,570,578
6.70%, 2/4/2056	1,650,000	1,553,211
6.85%, 2/4/2066	3,275,000	3,050,663
6.90%, 11/9/2052	1,704,000	1,633,966
Salesforce, Inc.:
2.70%, 7/15/2041	583,000	397,635
2.90%, 7/15/2051	977,000	570,050
3.05%, 7/15/2061 (a)	730,000	409,326
6.40%, 3/15/2046	980,000	988,898
6.55%, 3/15/2056	1,870,000	1,871,907
6.70%, 3/15/2066	410,000	412,366
ServiceNow, Inc. 6.30%, 5/15/2056	430,000	437,344
Synopsys, Inc. 5.70%, 4/1/2055	505,000	490,072
		43,713,522
TELECOMMUNICATIONS — 6.2%
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	557,000	480,206
4.38%, 4/22/2049 (a)	467,000	388,553
6.13%, 11/15/2037	3,000	3,150
6.13%, 3/30/2040	1,162,000	1,210,072
AT&T, Inc.:
3.10%, 2/1/2043	135,000	96,516
3.30%, 2/1/2052	425,000	268,881
3.50%, 6/1/2041	770,000	592,384
3.50%, 9/15/2053	3,608,000	2,340,582
3.50%, 2/1/2061	408,000	250,622
Security Description	Principal Amount	Value
3.55%, 9/15/2055	$3,549,000	$2,281,581
3.65%, 6/1/2051	1,200,000	816,996
3.65%, 9/15/2059	3,151,000	2,012,796
3.80%, 12/1/2057	2,845,000	1,898,554
3.85%, 6/1/2060	841,000	561,191
4.30%, 12/15/2042	614,000	506,961
4.35%, 6/15/2045	624,000	501,796
4.50%, 3/9/2048	1,032,000	826,529
4.55%, 3/9/2049	556,000	446,563
4.65%, 6/1/2044	170,000	144,034
4.75%, 5/15/2046	989,000	832,649
4.80%, 6/15/2044	360,000	308,902
4.85%, 3/1/2039	465,000	432,441
4.85%, 7/15/2045	146,000	126,308
4.90%, 8/15/2037	197,000	187,595
5.15%, 3/15/2042	182,000	167,242
5.15%, 2/15/2050	386,000	338,267
5.15%, 11/15/2046	360,000	320,458
5.25%, 10/30/2036	900,000	883,035
5.25%, 3/1/2037	390,000	382,953
5.35%, 9/1/2040	280,820	271,766
5.45%, 3/1/2047	1,091,000	1,004,091
5.55%, 8/15/2041	250,000	242,335
5.55%, 11/1/2045	515,000	484,177
5.65%, 2/15/2047	374,000	356,392
5.70%, 11/1/2054	955,000	887,539
5.70%, 3/1/2057	276,000	259,882
5.85%, 4/30/2046	1,100,000	1,059,542
6.00%, 8/15/2040	177,000	180,243
6.00%, 4/30/2056	1,070,000	1,034,861
6.05%, 8/15/2056	795,000	773,789
6.20%, 10/30/2056	1,080,000	1,067,990
6.30%, 1/15/2038	159,000	166,487
6.30%, 10/30/2066	674,000	668,271
6.38%, 3/1/2041	162,000	171,025
6.55%, 2/15/2039	148,000	160,620
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	370,000	307,085
5.45%, 11/15/2036 (a)	1,070,000	1,061,814
5.55%, 2/15/2054 (a)	299,000	281,195
Cisco Systems, Inc.:
5.30%, 2/26/2054	1,256,000	1,187,510
5.35%, 2/26/2064	683,000	638,141
5.50%, 1/15/2040 (a)	680,036	692,861
5.50%, 2/24/2055	340,000	331,823
5.90%, 2/15/2039	868,000	919,637
Corning, Inc.:
3.90%, 11/15/2049	141,000	107,515
4.70%, 3/15/2037	96,000	92,084
4.75%, 3/15/2042	850,000	776,704
5.35%, 11/15/2048	252,000	240,118
5.45%, 11/15/2079	110,000	102,060
5.75%, 8/15/2040	218,000	223,127
5.85%, 11/15/2068	337,000	332,737
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Juniper Networks, Inc. 5.95%, 3/15/2041	$210,000	$210,380
Motorola Solutions, Inc. 5.50%, 9/1/2044	175,000	169,337
Nokia OYJ 6.63%, 5/15/2039	249,000	263,938
Orange SA:
5.38%, 1/13/2042	535,000	516,719
5.50%, 2/6/2044	60,000	58,788
Rogers Communications, Inc.:
3.70%, 11/15/2049	60,000	43,473
4.30%, 2/15/2048	230,000	181,249
4.35%, 5/1/2049	190,000	151,255
4.50%, 3/15/2042	595,000	504,292
4.50%, 3/15/2043	161,000	134,694
4.55%, 3/15/2052	1,230,000	977,198
5.00%, 3/15/2044	364,000	323,625
5.45%, 10/1/2043	329,000	306,368
7.50%, 8/15/2038	118,000	133,660
Telefonica Emisiones SA:
4.67%, 3/6/2038	253,000	231,417
4.90%, 3/6/2048	743,000	629,797
5.21%, 3/8/2047	1,453,000	1,291,979
5.52%, 3/1/2049	734,000	675,082
TELUS Corp. 4.60%, 11/16/2048	173,000	144,891
T-Mobile USA, Inc.:
3.00%, 2/15/2041	910,000	672,008
3.30%, 2/15/2051	885,000	577,976
3.40%, 10/15/2052	947,000	621,080
3.60%, 11/15/2060	20,800	13,488
4.38%, 4/15/2040	870,000	767,592
4.50%, 4/15/2050	946,000	764,150
5.25%, 6/15/2055	665,000	589,050
5.50%, 1/15/2055	455,000	417,581
5.65%, 1/15/2053	251,000	236,060
5.70%, 1/15/2056	730,000	691,208
5.75%, 1/15/2054 (a)	908,000	864,325
5.80%, 9/15/2062	474,000	454,708
5.85%, 2/15/2056	930,000	901,021
5.88%, 11/15/2055	752,000	731,576
6.00%, 6/15/2054	688,000	679,799
Verizon Communications, Inc.:
2.65%, 11/20/2040	752,000	531,318
2.85%, 9/3/2041	345,000	245,468
2.88%, 11/20/2050	1,147,000	701,735
2.99%, 10/30/2056	711,000	418,317
3.40%, 3/22/2041	1,107,000	855,312
3.55%, 3/22/2051	2,017,000	1,401,795
3.70%, 3/22/2061	1,805,000	1,208,700
3.85%, 11/1/2042	259,000	206,597
3.88%, 3/1/2052 (a)	458,000	334,496
4.13%, 8/15/2046	336,000	265,524
4.27%, 1/15/2036	280,000	257,953
4.52%, 9/15/2048	364,000	300,373
Security Description	Principal Amount	Value
4.67%, 3/15/2055	$332,000	$271,729
4.75%, 11/1/2041	223,000	199,685
4.81%, 3/15/2039	327,000	304,130
4.86%, 8/21/2046	1,521,000	1,322,738
5.00%, 1/15/2036	2,875,000	2,803,441
5.01%, 4/15/2049	325,000	286,760
5.01%, 8/21/2054	277,000	239,494
5.25%, 3/16/2037 (a)	304,000	300,613
5.50%, 3/16/2047	378,000	358,949
5.75%, 11/30/2045	910,000	885,039
5.85%, 9/15/2035	641,000	666,409
5.88%, 11/30/2055	2,087,000	2,025,100
6.00%, 11/30/2065	1,320,000	1,279,397
6.55%, 9/15/2043	515,000	553,476
Vodafone Group PLC:
4.25%, 9/17/2050	107,000	82,327
4.38%, 2/19/2043	50,000	41,870
4.88%, 6/19/2049	200,000	169,846
5.00%, 5/30/2038	111,000	106,982
5.13%, 6/19/2059	140,000	122,233
5.25%, 5/30/2048	260,000	233,319
5.63%, 2/10/2053	490,000	455,489
5.75%, 6/28/2054	1,329,000	1,254,350
5.75%, 2/10/2063	242,000	224,593
5.88%, 6/28/2064	703,000	663,744
6.10%, 6/18/2056	1,750,000	1,718,447
		74,918,750
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	318,000	332,230
Mattel, Inc. 5.45%, 11/1/2041	307,000	281,292
		613,522
TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	263,000	164,178
3.05%, 2/15/2051	102,000	66,709
3.30%, 9/15/2051	310,000	211,885
3.55%, 2/15/2050	280,000	203,241
3.90%, 8/1/2046	456,000	359,260
4.05%, 6/15/2048	233,000	185,736
4.13%, 6/15/2047	394,000	320,881
4.15%, 4/1/2045	521,497	432,509
4.15%, 12/15/2048 (a)	356,000	287,676
4.38%, 9/1/2042	352,000	309,834
4.40%, 3/15/2042	321,000	284,839
4.45%, 3/15/2043	397,000	351,627
4.45%, 1/15/2053	558,000	463,207
4.55%, 9/1/2044	463,000	408,278
4.70%, 9/1/2045	329,000	293,248
4.90%, 4/1/2044	80,000	74,302
4.95%, 9/15/2041	158,000	151,680
5.05%, 3/1/2041	195,000	188,499
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.15%, 9/1/2043	$384,000	$369,228
5.20%, 4/15/2054	985,000	916,868
5.40%, 6/1/2041	56,000	56,132
5.50%, 3/15/2055	759,000	737,209
5.55%, 3/15/2056	568,000	556,373
5.75%, 5/1/2040	366,000	380,750
5.80%, 3/15/2056	507,000	513,003
6.15%, 5/1/2037	223,000	243,226
Canadian National Railway Co.:
3.20%, 8/2/2046	240,000	171,077
3.65%, 2/3/2048	319,000	240,440
4.40%, 8/5/2052	349,000	293,048
4.45%, 1/20/2049	481,000	408,821
6.13%, 11/1/2053	208,000	221,607
6.38%, 11/15/2037	198,000	219,542
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	892,000	660,758
3.50%, 5/1/2050	278,000	198,078
4.20%, 11/15/2069	324,000	242,776
4.30%, 5/15/2043	216,000	186,231
4.70%, 5/1/2048	260,000	228,420
4.80%, 8/1/2045	228,000	205,008
4.95%, 8/15/2045	265,000	243,540
5.50%, 3/15/2056	387,000	374,109
5.95%, 5/15/2037	187,000	197,855
6.13%, 9/15/2115	619,000	642,225
CSX Corp.:
3.35%, 9/15/2049	277,000	194,219
3.80%, 11/1/2046	262,000	203,621
3.80%, 4/15/2050	287,000	218,020
3.95%, 5/1/2050	162,000	125,838
4.10%, 3/15/2044	704,000	586,770
4.25%, 11/1/2066	411,000	312,882
4.30%, 3/1/2048	421,000	348,647
4.40%, 3/1/2043	138,000	120,812
4.50%, 3/15/2049	252,000	213,585
4.50%, 11/15/2052 (a)	335,000	282,000
4.50%, 8/1/2054	217,000	181,208
4.65%, 3/1/2068	274,000	225,954
4.75%, 5/30/2042	403,000	370,518
4.75%, 11/15/2048	423,000	373,539
4.90%, 3/15/2055	473,000	422,053
5.50%, 4/15/2041	318,000	319,787
6.15%, 5/1/2037	255,000	275,293
6.22%, 4/30/2040	353,000	381,258
FedEx Corp.:
3.25%, 5/15/2041	327,000	256,515
3.88%, 8/1/2042	147,000	122,536
4.05%, 2/15/2048	420,000	339,819
4.10%, 4/15/2043	200,000	169,636
4.10%, 2/1/2045	240,000	199,658
4.40%, 1/15/2047 (a)	241,000	205,744
4.55%, 4/1/2046	527,000	460,681
4.75%, 11/15/2045	90,000	80,556
Security Description	Principal Amount	Value
4.75%, 11/15/2045 (a)	$473,000	$424,834
4.95%, 10/17/2048	383,000	345,458
5.10%, 1/15/2044	292,000	277,370
5.25%, 5/15/2050	648,000	612,064
Norfolk Southern Corp.:
2.90%, 8/25/2051	50,000	31,240
3.05%, 5/15/2050	150,000	97,914
3.16%, 5/15/2055	80,000	51,075
3.40%, 11/1/2049	216,000	151,833
3.70%, 3/15/2053	78,000	56,186
3.94%, 11/1/2047	337,000	262,621
3.95%, 10/1/2042 (a)	297,000	244,449
4.05%, 8/15/2052	331,000	254,800
4.10%, 5/15/2049	286,000	225,746
4.10%, 5/15/2121	372,000	259,883
4.15%, 2/28/2048	384,000	309,093
4.45%, 6/15/2045	305,000	262,690
4.55%, 6/1/2053	464,000	387,913
4.65%, 1/15/2046	598,000	522,395
4.84%, 10/1/2041	123,000	114,405
5.10%, 8/1/2118	151,000	131,930
5.35%, 8/1/2054	627,000	591,694
5.95%, 3/15/2064	332,000	335,815
Union Pacific Corp.:
2.95%, 3/10/2052	418,000	266,153
2.97%, 9/16/2062	370,000	216,284
3.20%, 5/20/2041	255,000	198,171
3.25%, 2/5/2050	1,002,600	690,370
3.35%, 8/15/2046	339,000	244,789
3.38%, 2/14/2042	186,000	146,384
3.50%, 2/14/2053	574,000	405,003
3.55%, 5/20/2061	337,000	228,061
Series MTN, 3.55%, 8/15/2039	202,000	170,135
3.60%, 9/15/2037	162,000	141,690
3.75%, 2/5/2070	505,000	344,294
3.80%, 10/1/2051	529,000	397,268
3.80%, 4/6/2071	93,000	63,984
3.84%, 3/20/2060	938,000	675,829
3.85%, 2/14/2072	285,000	199,452
3.88%, 2/1/2055	226,000	169,410
3.95%, 8/15/2059	320,000	236,954
4.00%, 4/15/2047	422,000	335,072
4.05%, 11/15/2045	268,000	218,374
4.05%, 3/1/2046	439,000	356,196
4.10%, 9/15/2067	328,000	242,536
4.30%, 3/1/2049	369,000	303,764
4.50%, 9/10/2048	241,000	205,079
4.95%, 9/9/2052	301,000	273,618
4.95%, 5/15/2053 (a)	334,000	300,570
5.15%, 1/20/2063	278,000	255,604
5.60%, 12/1/2054 (a)	490,000	485,884
United Parcel Service, Inc.:
3.40%, 11/15/2046	293,000	211,742
3.40%, 9/1/2049	50,000	35,092
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.63%, 10/1/2042	$203,000	$161,202
3.75%, 11/15/2047	747,541	566,823
4.25%, 3/15/2049	409,374	332,289
4.88%, 11/15/2040	327,000	309,712
5.05%, 3/3/2053	702,000	633,548
5.20%, 4/1/2040 (a)	265,000	261,730
5.30%, 4/1/2050	821,000	779,055
5.50%, 5/22/2054	885,000	853,237
5.60%, 5/22/2064 (a)	240,000	231,158
5.95%, 5/14/2055 (a)	743,000	759,175
6.05%, 5/14/2065	751,000	770,060
6.20%, 1/15/2038	366,000	397,136
		40,279,357
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	225,000	143,372
5.20%, 3/15/2044	109,000	101,419
6.05%, 6/5/2054 (a)	412,000	416,310
		661,101
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	140,000	94,399
3.75%, 9/1/2047	508,000	386,156
4.00%, 12/1/2046	287,000	227,379
4.15%, 6/1/2049	392,000	312,075
4.20%, 9/1/2048	475,000	382,845
4.30%, 9/1/2045	241,000	202,312
5.45%, 3/1/2054	478,000	457,709
5.70%, 9/1/2055	504,000	498,879
6.59%, 10/15/2037	239,000	266,724
Essential Utilities, Inc.:
3.35%, 4/15/2050	412,000	278,224
4.28%, 5/1/2049	303,000	241,943
5.30%, 5/1/2052	331,000	302,749
		3,651,394
TOTAL CORPORATE BONDS & NOTES (Cost $1,288,416,550)		1,181,412,570

Shares
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	418,639	418,639
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	27,896,680	$27,896,680
TOTAL SHORT-TERM INVESTMENTS (Cost $28,315,319)		28,315,319
TOTAL INVESTMENTS — 100.6% (Cost $1,316,731,869)		1,209,727,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(7,264,832)
NET ASSETS — 100.0%		$1,202,463,057

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.6% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,181,412,570	$—	$1,181,412,570
Short-Term Investments	28,315,319	—	—	28,315,319
TOTAL INVESTMENTS	$28,315,319	$1,181,412,570	$—	$1,209,727,889
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,801,089	$2,801,089	$185,885,715	$188,268,165	$—	$—	418,639	$418,639	$125,684
State Street Navigator Securities Lending Portfolio II	48,347,355	48,347,355	264,779,595	285,230,270	—	—	27,896,680	27,896,680	131,767
Total		$51,148,444	$450,665,310	$473,498,435	$—	$—		$28,315,319	$257,451
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$119,341,000	$75,501,830
1.13%, 8/15/2040	167,682,200	105,063,378
1.25%, 5/15/2050	207,182,400	98,605,874
1.38%, 11/15/2040	181,839,800	117,542,383
1.38%, 8/15/2050	232,501,200	114,070,901
1.63%, 11/15/2050	228,847,800	119,680,248
1.75%, 8/15/2041	238,524,400	159,885,887
1.88%, 2/15/2041	204,934,400	142,173,240
1.88%, 2/15/2051	256,398,900	142,541,763
1.88%, 11/15/2051	238,994,700	131,372,399
2.00%, 11/15/2041	218,423,100	151,292,125
2.00%, 2/15/2050	175,266,900	102,147,740
2.00%, 8/15/2051	249,024,000	141,826,950
2.25%, 5/15/2041	161,353,600	117,636,859
2.25%, 8/15/2046	112,078,100	73,130,960
2.25%, 8/15/2049	150,698,500	93,762,723
2.25%, 2/15/2052	215,362,600	129,688,666
2.38%, 2/15/2042	162,464,300	118,497,399
2.38%, 11/15/2049	137,172,300	87,383,042
2.38%, 5/15/2051	253,768,800	158,684,803
2.50%, 2/15/2045	112,682,000	79,000,646
2.50%, 2/15/2046	82,579,000	56,940,801
2.50%, 5/15/2046	83,128,900	57,112,152
2.75%, 8/15/2042	52,484,200	40,084,808
2.75%, 11/15/2042	74,994,900	56,996,124
2.75%, 8/15/2047	110,018,400	77,820,828
2.75%, 11/15/2047	110,849,100	78,165,936
2.88%, 5/15/2043	102,663,500	78,778,195
2.88%, 8/15/2045	69,228,900	51,370,007
2.88%, 11/15/2046	40,498,900	29,583,181
2.88%, 5/15/2049	152,809,500	108,542,498
2.88%, 5/15/2052	205,829,300	142,408,147
3.00%, 5/15/2042	45,794,600	36,435,329
3.00%, 11/15/2044	83,220,000	63,650,297
3.00%, 5/15/2045	51,363,700	39,060,489
3.00%, 11/15/2045	42,655,700	32,211,718
3.00%, 2/15/2047	77,366,400	57,577,526
3.00%, 5/15/2047	65,437,000	48,586,973
3.00%, 2/15/2048	126,391,400	93,075,417
3.00%, 8/15/2048	150,979,200	110,615,854
3.00%, 2/15/2049	158,957,100	115,889,661
3.00%, 8/15/2052	197,719,200	140,226,164
3.13%, 11/15/2041	45,358,600	37,045,219
3.13%, 2/15/2042	48,622,100	39,528,248
3.13%, 2/15/2043	64,018,800	51,185,031
3.13%, 8/15/2044	95,672,700	74,848,939
3.13%, 5/15/2048	134,247,600	100,853,509
3.25%, 5/15/2042	142,066,100	116,982,554
3.38%, 8/15/2042	132,138,600	110,273,791
3.38%, 5/15/2044	75,519,000	61,571,585
3.38%, 11/15/2048	149,652,100	117,032,619
3.50%, 2/15/2039	25,562,100	22,985,920
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$75,233,000	$64,077,357
3.63%, 2/15/2044	80,890,200	68,529,166
3.63%, 2/15/2053	197,695,400	158,125,430
3.63%, 5/15/2053	199,486,700	159,464,681
3.75%, 8/15/2041	42,433,900	37,726,389
3.75%, 11/15/2043	76,250,600	65,897,198
3.88%, 8/15/2040	42,989,500	39,214,485
3.88%, 2/15/2043	132,520,100	117,425,232
3.88%, 5/15/2043	132,716,700	117,309,121
4.00%, 11/15/2042	137,677,100	124,232,071
4.00%, 11/15/2052	196,999,300	168,526,745
4.13%, 8/15/2044	145,906,600	131,977,079
4.13%, 8/15/2053	216,156,200	188,832,705
4.25%, 5/15/2039	43,639,100	42,152,643
4.25%, 11/15/2040	43,399,100	41,174,896
4.25%, 2/15/2054	239,812,200	214,032,388
4.25%, 8/15/2054	239,917,300	214,238,651
4.38%, 2/15/2038	22,236,600	22,042,030
4.38%, 11/15/2039	48,839,600	47,427,830
4.38%, 5/15/2040	43,805,500	42,347,598
4.38%, 5/15/2041	42,830,000	41,043,186
4.38%, 8/15/2043	146,242,000	137,536,031
4.50%, 5/15/2038	24,763,700	24,771,439
4.50%, 8/15/2039	40,847,600	40,285,946
4.50%, 2/15/2044	143,171,000	136,348,007
4.50%, 11/15/2054	237,933,700	221,501,404
4.63%, 2/15/2040	45,063,500	44,817,059
4.63%, 5/15/2044	145,610,700	140,673,587
4.63%, 11/15/2044	144,958,900	139,726,790
4.63%, 11/15/2045	146,262,100	140,525,883
4.63%, 2/15/2046	148,199,600	142,294,772
4.63%, 5/15/2054	238,195,200	226,248,222
4.63%, 2/15/2055	236,465,400	224,752,973
4.63%, 11/15/2055	239,496,600	227,895,983
4.75%, 2/15/2037	16,387,600	16,840,820
4.75%, 2/15/2041	45,506,100	45,513,210
4.75%, 11/15/2043	146,448,700	144,091,791
4.75%, 2/15/2045	145,835,400	142,690,824
4.75%, 11/15/2053	229,377,000	221,922,247
4.75%, 5/15/2055	239,643,000	232,491,154
4.75%, 8/15/2055	237,534,700	230,557,118
4.75%, 2/15/2056	239,236,200	232,470,301
4.88%, 8/15/2045	145,499,400	144,430,889
5.00%, 5/15/2037	21,072,600	22,113,060
5.00%, 5/15/2045	145,599,800	146,896,548
5.00%, 5/15/2046	84,349,800	85,008,783
5.00%, 5/15/2056	153,527,100	155,206,303
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,861,505,101)		10,480,337,361

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (a) (b) (Cost $4,298,393)	4,298,393	$4,298,393
TOTAL INVESTMENTS — 98.6% (Cost $12,865,803,494)		10,484,635,754
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		144,660,871
NET ASSETS — 100.0%		$10,629,296,625

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,480,337,361	$—	$10,480,337,361
Short-Term Investment	4,298,393	—	—	4,298,393
TOTAL INVESTMENTS	$4,298,393	$10,480,337,361	$—	$10,484,635,754
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,037,083	$4,037,083	$757,719,416	$757,458,106	$—	$—	4,298,393	$4,298,393	$995,306
State Street Navigator Securities Lending Portfolio II	—	—	1,186,422,140	1,186,422,140	—	—	—	—	132,947
Total		$4,037,083	$1,944,141,556	$1,943,880,246	$—	$—		$4,298,393	$1,128,253
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$649,300	$410,784
1.13%, 8/15/2040	825,900	517,478
1.25%, 5/15/2050	1,113,800	530,099
1.38%, 11/15/2040	1,036,300	669,871
1.38%, 8/15/2050	1,333,400	654,199
1.63%, 11/15/2050	1,259,000	658,418
1.75%, 8/15/2041	1,005,600	674,066
1.88%, 2/15/2041	1,149,400	797,396
1.88%, 2/15/2051	1,482,000	823,899
1.88%, 11/15/2051	1,333,400	732,953
2.00%, 11/15/2041	1,000,800	693,210
2.00%, 2/15/2050	1,036,300	603,969
2.00%, 8/15/2051	1,446,500	823,827
2.25%, 5/15/2041	926,400	675,404
2.25%, 8/15/2046	666,100	434,630
2.25%, 8/15/2049	853,600	531,099
2.25%, 2/15/2052	1,186,700	714,616
2.38%, 2/15/2042	963,500	702,753
2.38%, 11/15/2049	816,400	520,072
2.38%, 5/15/2051	1,073,200	671,085
2.50%, 2/15/2045	630,400	441,970
2.50%, 2/15/2046	520,500	358,901
2.50%, 5/15/2046	520,500	357,600
2.75%, 8/15/2042	297,500	227,216
2.75%, 11/15/2042	407,500	309,700
2.75%, 8/15/2047	666,100	471,162
2.75%, 11/15/2047	666,100	469,705
2.88%, 5/15/2043	593,200	455,188
2.88%, 8/15/2045	443,000	328,720
2.88%, 11/15/2046	297,500	217,314
2.88%, 5/15/2049	889,100	631,539
2.88%, 5/15/2052	1,186,700	821,048
3.00%, 5/15/2042	297,500	236,698
3.00%, 11/15/2044	443,000	338,826
3.00%, 5/15/2045	297,500	226,239
3.00%, 11/15/2045	297,500	224,659
3.00%, 2/15/2047	593,200	441,471
3.00%, 5/15/2047	443,000	328,928
3.00%, 2/15/2048	740,500	545,309
3.00%, 8/15/2048	853,600	625,395
3.00%, 2/15/2049	889,100	648,209
3.00%, 8/15/2052	1,113,800	789,928
3.13%, 11/15/2041	297,500	242,974
3.13%, 2/15/2042	297,500	241,858
3.13%, 2/15/2043	370,200	295,986
3.13%, 8/15/2044	520,500	407,210
3.13%, 5/15/2048	740,500	556,301
3.25%, 5/15/2042	889,100	732,118
3.38%, 8/15/2042 (a)	740,500	617,970
3.38%, 5/15/2044	443,000	361,183
3.38%, 11/15/2048	889,100	695,304
3.63%, 8/15/2043	443,000	377,311
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$443,000	$375,304
3.63%, 2/15/2053	1,113,800	890,866
3.63%, 5/15/2053	1,113,800	890,344
3.75%, 8/15/2041	451,100	401,056
3.75%, 11/15/2043	407,500	352,169
3.88%, 8/15/2040	297,500	271,376
3.88%, 2/15/2043	740,500	656,152
3.88%, 5/15/2043	740,500	654,533
4.00%, 11/15/2042	740,500	668,186
4.00%, 11/15/2052	1,113,800	952,821
4.13%, 8/15/2044	698,500	631,815
4.13%, 8/15/2053 (a)	1,259,000	1,099,855
4.25%, 5/15/2039	537,400	519,095
4.25%, 11/15/2040	520,700	494,014
4.25%, 2/15/2054	1,333,400	1,190,059
4.25%, 8/15/2054	1,349,400	1,204,972
4.38%, 11/15/2039	352,800	342,602
4.38%, 5/15/2040	594,300	574,521
4.38%, 5/15/2041	656,100	628,728
4.38%, 8/15/2043	775,900	729,710
4.50%, 2/15/2036	493,300	499,158
4.50%, 8/15/2039	449,900	443,714
4.50%, 2/15/2044	816,400	777,493
4.50%, 11/15/2054	1,313,200	1,222,507
4.63%, 2/15/2040	297,500	295,873
4.63%, 5/15/2044	722,100	697,616
4.63%, 11/15/2044	698,500	673,289
4.63%, 11/15/2045	793,300	762,188
4.63%, 2/15/2046	772,300	741,529
4.63%, 5/15/2054	1,297,400	1,232,327
4.63%, 2/15/2055	1,288,600	1,224,774
4.63%, 11/15/2055	1,308,500	1,245,120
4.75%, 2/15/2041	569,700	569,789
4.75%, 11/15/2043	816,400	803,261
4.75%, 2/15/2045	702,800	687,646
4.75%, 11/15/2053	1,259,000	1,218,082
4.75%, 5/15/2055	1,361,400	1,320,771
4.75%, 8/15/2055	1,460,800	1,417,889
4.75%, 2/15/2056	1,448,200	1,407,243
4.88%, 8/15/2045	551,400	547,351
5.00%, 5/15/2045	859,000	866,650
5.00%, 5/15/2046	533,400	537,567
5.00%, 5/15/2056	964,600	975,150
U.S. Treasury Notes:
0.38%, 7/31/2027	889,100	853,987
0.38%, 9/30/2027	963,500	919,653
0.50%, 8/31/2027	740,500	710,099
0.50%, 10/31/2027	889,100	847,285
0.63%, 11/30/2027	963,500	917,094
0.63%, 12/31/2027	1,405,500	1,333,852
0.63%, 5/15/2030 (a)	1,556,400	1,359,783
0.63%, 8/15/2030	1,944,300	1,683,794
0.75%, 1/31/2028	1,186,700	1,124,908
0.88%, 11/15/2030	2,017,200	1,751,497
1.00%, 7/31/2028	1,339,700	1,256,073
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
1.13%, 2/29/2028	$1,186,700	$1,129,173
1.13%, 8/31/2028 (a)	1,186,700	1,112,624
1.13%, 2/15/2031	2,080,200	1,815,137
1.25%, 3/31/2028	1,447,400	1,376,839
1.25%, 4/30/2028	1,186,700	1,126,299
1.25%, 5/31/2028	1,186,700	1,123,703
1.25%, 6/30/2028	1,113,800	1,052,193
1.25%, 9/30/2028	1,439,400	1,350,000
1.25%, 8/15/2031	2,230,400	1,927,553
1.38%, 10/31/2028	1,141,400	1,071,133
1.38%, 12/31/2028	1,113,800	1,040,620
1.38%, 11/15/2031 (a)	2,160,800	1,866,222
1.50%, 11/30/2028	1,113,800	1,046,189
1.50%, 2/15/2030	1,113,800	1,014,602
1.63%, 8/15/2029	889,100	823,946
1.63%, 5/15/2031 (a)	2,080,200	1,845,527
1.75%, 1/31/2029	1,036,300	975,336
1.75%, 11/15/2029	655,600	606,481
1.88%, 2/28/2029	963,500	908,325
1.88%, 2/15/2032	2,044,800	1,803,737
2.25%, 8/15/2027	889,100	870,693
2.25%, 11/15/2027	1,388,000	1,352,812
2.38%, 3/31/2029	963,500	919,164
2.38%, 5/15/2029	963,500	917,433
2.63%, 2/15/2029	1,186,700	1,141,550
2.63%, 7/31/2029	740,500	707,698
2.75%, 7/31/2027 (a)	1,001,300	986,633
2.75%, 2/15/2028	1,186,700	1,160,370
2.75%, 5/31/2029	889,100	854,925
2.75%, 8/15/2032 (a)	1,744,200	1,601,802
2.88%, 5/15/2028	1,259,000	1,229,886
2.88%, 8/15/2028 (a)	1,259,000	1,226,246
2.88%, 4/30/2029	889,100	858,676
2.88%, 5/15/2032 (a)	2,007,600	1,863,774
3.13%, 8/31/2027	889,100	878,924
3.13%, 11/15/2028	1,186,700	1,158,979
3.13%, 8/31/2029 (a)	740,500	717,706
3.25%, 6/30/2029	816,400	795,480
3.38%, 9/15/2027 (a)	1,068,900	1,059,171
3.38%, 11/30/2027	1,179,200	1,166,533
3.38%, 12/31/2027	1,197,600	1,183,846
3.38%, 2/29/2028	1,185,300	1,170,484
3.38%, 9/15/2028	1,009,200	992,485
3.38%, 5/15/2033 (a)	1,970,300	1,861,010
3.50%, 9/30/2027 (a)	1,568,000	1,555,628
3.50%, 10/31/2027	1,205,700	1,195,339
3.50%, 1/31/2028	1,972,600	1,952,258
3.50%, 4/30/2028 (a)	866,400	856,213
3.50%, 10/15/2028	1,443,500	1,422,524
3.50%, 11/15/2028	987,900	973,082
3.50%, 12/15/2028 (a)	1,207,500	1,188,916
3.50%, 1/15/2029	1,004,900	988,806
3.50%, 2/15/2029	987,900	971,615
3.50%, 3/15/2029	1,197,400	1,177,381
3.50%, 9/30/2029	1,321,500	1,294,760
Security Description	Principal Amount	Value
3.50%, 1/31/2030	$740,500	$723,839
3.50%, 4/30/2030	1,296,600	1,265,198
3.50%, 11/30/2030	1,338,400	1,300,862
3.50%, 2/28/2031	1,378,100	1,337,618
3.50%, 2/15/2033 (a)	2,278,800	2,174,296
3.63%, 8/31/2027	1,556,500	1,547,562
3.63%, 3/31/2028	816,400	808,906
3.63%, 5/31/2028	816,400	808,364
3.63%, 8/15/2028	863,800	854,352
3.63%, 8/31/2029 (a)	1,321,500	1,300,439
3.63%, 3/31/2030	666,100	653,194
3.63%, 8/31/2030	1,215,600	1,189,199
3.63%, 9/30/2030	1,268,300	1,240,259
3.63%, 10/31/2030	1,195,700	1,168,610
3.63%, 12/31/2030	1,199,100	1,170,902
3.63%, 9/30/2031	767,300	745,840
3.75%, 8/15/2027 (a)	1,028,200	1,023,822
3.75%, 4/15/2028	1,006,700	999,464
3.75%, 4/30/2028	1,492,100	1,481,376
3.75%, 5/15/2028	1,006,700	999,268
3.75%, 12/31/2028	1,113,800	1,102,749
3.75%, 5/31/2030	666,100	655,588
3.75%, 6/30/2030	666,100	655,328
3.75%, 12/31/2030 (a)	816,400	801,156
3.75%, 1/31/2031	1,502,500	1,474,211
3.75%, 8/31/2031	821,400	803,432
3.75%, 10/31/2032	830,000	805,489
3.75%, 11/30/2032	739,400	717,276
3.75%, 2/28/2033	790,300	765,480
3.88%, 7/31/2027	935,000	932,370
3.88%, 10/15/2027	1,094,800	1,090,823
3.88%, 11/30/2027	816,400	813,179
3.88%, 12/31/2027	816,400	812,956
3.88%, 3/15/2028	1,036,200	1,031,262
3.88%, 3/31/2028	1,825,600	1,816,686
3.88%, 6/15/2028	1,013,800	1,008,335
3.88%, 7/15/2028	1,016,900	1,011,101
3.88%, 4/15/2029	1,166,400	1,157,652
3.88%, 5/15/2029	1,527,100	1,515,527
3.88%, 9/30/2029	1,305,100	1,293,374
3.88%, 11/30/2029	666,100	659,699
3.88%, 12/31/2029	666,100	659,491
3.88%, 4/30/2030 (a)	1,369,600	1,354,727
3.88%, 6/30/2030 (a)	1,324,200	1,308,889
3.88%, 7/31/2030	1,323,600	1,307,986
3.88%, 3/31/2031	1,500,400	1,479,301
3.88%, 4/30/2031 (a)	1,466,700	1,445,731
3.88%, 8/31/2032	1,245,800	1,219,035
3.88%, 9/30/2032	842,600	823,971
3.88%, 12/31/2032	806,700	787,730
3.88%, 8/15/2033 (a)	2,160,800	2,101,209
3.88%, 8/15/2034	2,187,300	2,112,795
4.00%, 12/15/2027	972,300	970,021
4.00%, 2/29/2028	1,162,200	1,159,113
4.00%, 5/31/2028	1,958,300	1,952,716
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.00%, 6/30/2028	$816,400	$813,881
4.00%, 1/31/2029	1,186,700	1,181,694
4.00%, 7/31/2029	1,312,700	1,306,649
4.00%, 10/31/2029	1,258,800	1,251,916
4.00%, 2/28/2030 (a)	1,989,700	1,977,731
4.00%, 3/31/2030	1,169,900	1,162,405
4.00%, 5/31/2030	1,374,900	1,365,555
4.00%, 7/31/2030	703,200	698,091
4.00%, 1/31/2031 (a)	816,400	809,320
4.00%, 4/30/2032	842,600	831,541
4.00%, 6/30/2032 (a)	802,900	791,672
4.00%, 7/31/2032	848,400	836,204
4.00%, 1/31/2033	1,231,700	1,210,819
4.00%, 2/15/2034 (a)	2,377,500	2,322,892
4.00%, 11/15/2035	2,129,500	2,059,959
4.13%, 9/30/2027	889,100	888,753
4.13%, 10/31/2027	816,400	815,890
4.13%, 11/15/2027	1,098,000	1,097,314
4.13%, 6/30/2028	300,000	299,848
4.13%, 7/31/2028	816,400	815,762
4.13%, 3/31/2029	1,333,400	1,331,942
4.13%, 6/15/2029	950,000	949,184
4.13%, 10/31/2029	1,313,700	1,311,647
4.13%, 11/30/2029	1,325,400	1,323,329
4.13%, 8/31/2030	740,500	738,417
4.13%, 3/31/2031	853,600	850,466
4.13%, 5/31/2031	1,833,700	1,827,253
4.13%, 6/30/2031	1,000,000	996,484
4.13%, 7/31/2031 (a)	694,800	691,923
4.13%, 10/31/2031	847,700	843,528
4.13%, 11/30/2031	842,300	837,825
4.13%, 2/29/2032	872,200	866,953
4.13%, 3/31/2032	729,500	724,827
4.13%, 5/31/2032	864,700	858,620
4.13%, 11/15/2032	1,934,800	1,917,568
4.13%, 4/30/2033	762,300	754,081
4.13%, 2/15/2036 (a)	2,365,000	2,308,092
4.25%, 1/15/2028	945,600	946,597
4.25%, 2/15/2028	1,524,000	1,525,726
4.25%, 2/28/2029	1,259,000	1,261,656
4.25%, 6/30/2029 (a)	1,301,800	1,304,851
4.25%, 1/31/2030	1,190,300	1,192,904
4.25%, 2/28/2031 (a)	816,400	817,867
4.25%, 6/30/2031	647,000	647,960
4.25%, 3/31/2033	968,600	965,724
4.25%, 5/31/2033	1,170,600	1,166,485
4.25%, 6/30/2033	675,000	672,469
4.25%, 11/15/2034	2,179,400	2,158,287
4.25%, 5/15/2035	2,107,300	2,082,605
4.25%, 8/15/2035	2,277,300	2,248,478
4.38%, 7/15/2027	231,200	231,778
Security Description	Principal Amount	Value
4.38%, 8/31/2028	$893,000	$896,767
4.38%, 11/30/2028	1,547,800	1,554,934
4.38%, 12/31/2029	1,259,700	1,267,770
4.38%, 11/30/2030	740,500	745,533
4.38%, 1/31/2032	1,190,800	1,198,522
4.38%, 5/15/2034 (a)	2,221,800	2,222,494
4.38%, 5/15/2036	1,140,300	1,134,420
4.50%, 5/31/2029	1,113,800	1,123,894
4.50%, 12/31/2031	754,600	764,268
4.50%, 11/15/2033 (a)	2,267,500	2,290,352
4.63%, 9/30/2028	963,500	972,834
4.63%, 4/30/2029	1,406,300	1,423,220
4.63%, 9/30/2030	740,500	752,591
4.63%, 4/30/2031	889,100	905,007
4.63%, 5/31/2031	694,800	707,285
4.63%, 2/15/2035 (a)	2,449,500	2,488,539
4.88%, 10/31/2028 (a)	1,036,300	1,052,330
4.88%, 10/31/2030 (a)	740,500	759,996
TOTAL U.S. TREASURY OBLIGATIONS (Cost $285,556,751)		282,139,335

	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	1,407,303	1,407,303
State Street Navigator Securities Lending Portfolio II (d) (e)	1,130,415	1,130,415
TOTAL SHORT-TERM INVESTMENTS (Cost $2,537,718)		2,537,718
TOTAL INVESTMENTS — 99.7% (Cost $288,094,469)		284,677,053
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		777,266
NET ASSETS — 100.0%		$285,454,319

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$282,139,335	$—	$282,139,335
Short-Term Investments	2,537,718	—	—	2,537,718
TOTAL INVESTMENTS	$2,537,718	$282,139,335	$—	$284,677,053
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,709	$440,709	$15,931,404	$14,964,810	$—	$—	1,407,303	$1,407,303	$13,766
State Street Navigator Securities Lending Portfolio II	—	—	22,914,518	21,784,103	—	—	1,130,415	1,130,415	1,503
Total		$440,709	$38,845,922	$36,748,913	$—	$—		$2,537,718	$15,269
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.1%
Omnicom Group, Inc.:
4.20%, 3/2/2029	$3,454,000	$3,407,613
4.65%, 10/1/2028	3,681,000	3,674,853
		7,082,466
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
3.20%, 3/1/2029	9,386,000	9,050,169
3.25%, 2/1/2028	1,517,000	1,485,401
3.25%, 3/1/2028	3,443,000	3,371,936
3.45%, 11/1/2028	1,093,000	1,064,429
6.30%, 5/1/2029	27,338,000	28,459,952
General Dynamics Corp.:
2.63%, 11/15/2027	3,968,000	3,884,315
3.75%, 5/15/2028	6,510,000	6,451,215
HEICO Corp. 5.25%, 8/1/2028	1,298,000	1,312,213
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (a)	18,127,000	17,946,455
4.00%, 3/16/2029 (a)	7,140,000	7,044,110
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	4,000,000	3,850,120
3.75%, 3/3/2028	2,528,000	2,496,754
3.90%, 4/15/2029	531,000	522,074
6.75%, 1/15/2028	3,039,000	3,140,290
L3Harris Technologies, Inc.:
4.40%, 6/15/2028	7,919,000	7,892,058
5.05%, 6/1/2029	3,400,000	3,439,032
Lockheed Martin Corp.:
4.15%, 8/15/2028	3,654,000	3,637,447
4.45%, 5/15/2028 (b)	3,860,000	3,864,941
4.50%, 2/15/2029	11,675,000	11,678,736
5.10%, 11/15/2027 (b)	3,523,000	3,563,585
Northrop Grumman Corp.:
3.25%, 1/15/2028 (b)	10,311,000	10,132,413
4.60%, 2/1/2029	2,533,000	2,538,623
RTX Corp.:
4.13%, 11/16/2028	16,021,000	15,897,798
5.75%, 1/15/2029	2,979,000	3,068,370
7.20%, 8/15/2027	2,166,000	2,233,731
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	3,714,000	3,702,449
		161,728,616
AGRICULTURE — 1.1%
Altria Group, Inc.:
4.80%, 2/14/2029	10,312,000	10,349,433
4.88%, 2/4/2028	4,507,000	4,528,408
6.20%, 11/1/2028	2,271,000	2,349,418
BAT Capital Corp.:
2.26%, 3/25/2028	13,203,000	12,704,983
3.56%, 8/15/2027	12,543,000	12,420,455
Security Description	Principal Amount	Value
BAT International Finance PLC:
4.45%, 3/16/2028	$10,855,000	$10,831,336
5.93%, 2/2/2029	410,000	422,743
Bunge Ltd. Finance Corp.:
3.75%, 9/25/2027	2,614,000	2,591,310
4.10%, 1/7/2028	3,293,000	3,274,197
Philip Morris International, Inc.:
3.13%, 8/17/2027	3,561,000	3,517,485
3.13%, 3/2/2028	3,923,000	3,838,499
3.88%, 10/27/2028	5,093,000	5,024,397
4.13%, 4/28/2028	5,009,000	4,982,502
4.13%, 4/27/2029	9,800,000	9,695,140
4.38%, 11/1/2027	4,495,000	4,492,258
4.88%, 2/15/2028	9,517,000	9,576,481
4.88%, 2/13/2029	10,630,000	10,712,064
5.13%, 11/17/2027	7,107,000	7,173,521
5.25%, 9/7/2028	1,190,000	1,208,183
		119,692,813
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	272,823	262,900
Series AA, Class AA, 3.20%, 12/15/2029	265,264	257,505
Series AA, Class AA, 3.58%, 7/15/2029	964,832	948,083
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,304,482	1,285,998
Series AA, Class AA, 3.65%, 8/15/2030	17,593	17,145
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	2,693,193	2,602,163
Delta Air Lines, Inc.:
4.38%, 4/19/2028 (b)	3,746,000	3,722,587
4.95%, 7/10/2028	22,667,000	22,762,655
Southwest Airlines Co.:
3.45%, 11/16/2027	3,558,000	3,505,235
4.38%, 11/15/2028	7,945,000	7,879,851
United Airlines Pass-Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	4,029,446	4,075,382
		47,319,504
APPAREL — 0.0% *
Tapestry, Inc. 4.13%, 7/15/2027	3,584,000	3,567,549
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028 (b)	6,105,000	5,840,776
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, 2.25%, 1/12/2029 (b)	$5,333,000	$5,026,992
Series GMTN, 3.50%, 2/15/2028	3,584,000	3,521,352
4.15%, 1/8/2029	3,787,000	3,740,079
4.25%, 9/1/2028	3,741,000	3,711,035
Series GMTN, 4.45%, 10/22/2027	3,775,000	3,770,432
4.55%, 7/9/2027	3,829,000	3,835,969
4.55%, 3/3/2028	3,760,000	3,755,413
Series A, 4.55%, 4/10/2028	3,934,000	3,927,824
4.70%, 1/12/2028	4,926,000	4,932,453
4.90%, 3/13/2029 (b)	3,860,000	3,879,570
Series GMTN, 4.90%, 7/9/2027	3,619,000	3,634,453
Series GMTN, 5.13%, 7/7/2028	4,281,000	4,317,474
5.65%, 11/15/2028	5,230,000	5,338,000
Cummins, Inc.:
4.25%, 5/9/2028	4,779,000	4,766,814
4.90%, 2/20/2029	2,184,000	2,207,893
Ford Motor Co. 6.63%, 10/1/2028	402,000	414,490
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	9,792,000	9,458,778
2.90%, 2/10/2029	4,150,000	3,902,660
3.82%, 11/2/2027	4,459,000	4,392,873
4.13%, 8/17/2027	7,615,000	7,547,836
4.97%, 4/6/2029	17,000,000	16,829,150
5.11%, 5/3/2029	17,000,000	16,883,040
5.80%, 3/5/2027	6,363,000	6,395,006
5.80%, 3/8/2029	6,450,000	6,510,308
5.92%, 3/20/2028	4,375,000	4,427,675
6.80%, 5/12/2028	7,242,000	7,449,628
6.80%, 11/7/2028	7,400,000	7,637,614
7.35%, 11/4/2027	11,979,000	12,309,980
General Motors Co.:
4.20%, 10/1/2027	3,728,000	3,712,119
5.00%, 10/1/2028	2,475,000	2,488,142
5.35%, 4/15/2028	3,938,000	3,977,734
6.80%, 10/1/2027	4,319,000	4,423,606
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	9,335,000	8,973,922
2.40%, 10/15/2028	4,049,000	3,846,914
2.70%, 8/20/2027	7,163,000	7,018,021
3.85%, 1/5/2028	3,084,000	3,050,230
4.20%, 10/27/2028	4,494,000	4,445,105
4.30%, 4/6/2029	6,144,000	6,065,480
4.75%, 4/6/2029	5,642,000	5,638,446
5.00%, 7/15/2027	5,283,000	5,310,789
5.05%, 4/4/2028	18,030,000	18,139,622
5.35%, 7/15/2027	4,440,000	4,477,296
5.65%, 1/17/2029	1,962,000	1,999,808
5.80%, 6/23/2028	15,850,000	16,160,501
5.80%, 1/7/2029	14,053,000	14,392,802
Security Description	Principal Amount	Value
6.00%, 1/9/2028	$6,838,000	$6,966,691
Honda Motor Co. Ltd. 4.44%, 7/8/2028 (b)	12,569,000	12,515,079
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	4,191,000	4,143,348
4.00%, 8/8/2028	4,913,000	4,880,672
Series R, 4.00%, 11/7/2028	3,916,000	3,887,883
Series R, 4.30%, 6/18/2029	5,360,000	5,343,384
4.45%, 8/6/2027 (b)	5,688,000	5,707,680
4.55%, 3/3/2028	2,651,000	2,660,305
4.60%, 1/10/2028	3,727,000	3,744,107
Series MTN, 4.60%, 1/31/2029	3,428,000	3,448,877
Series MTN, 4.95%, 8/10/2028	98,000	99,125
Toyota Motor Corp. 5.12%, 7/13/2028	4,000	4,052
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027 (b)	2,409,000	2,328,901
Series MTN, 1.90%, 4/6/2028	1,869,000	1,792,502
Series GMTN, 3.05%, 1/11/2028	3,815,000	3,744,842
3.65%, 1/8/2029 (b)	6,174,000	6,062,806
Series B, 3.75%, 1/12/2028 (b)	4,720,000	4,682,051
4.05%, 9/5/2028 (b)	7,486,000	7,429,032
Series B, 4.05%, 3/13/2029	7,060,000	6,980,999
Series B, 4.25%, 5/12/2028 (b)	10,710,000	10,691,472
Series MTN, 4.35%, 10/8/2027	8,058,000	8,064,285
Series MTN, 4.45%, 6/29/2029	8,000,000	7,991,440
Series MTN, 4.55%, 9/20/2027	5,948,000	5,966,736
4.63%, 1/12/2028 (b)	6,834,000	6,867,350
Series MTN, 4.65%, 1/5/2029 (b)	4,738,000	4,757,236
5.05%, 5/16/2029	13,984,000	14,184,810
Series MTN, 5.25%, 9/11/2028	4,548,000	4,623,360
5.45%, 11/10/2027	3,784,000	3,841,782
		437,896,911
AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 2.65%, 7/1/2027	7,067,000	6,941,773
Lear Corp.:
3.80%, 9/15/2027	3,656,000	3,625,107
4.25%, 5/15/2029	4,639,000	4,571,874
Magna International, Inc. 5.05%, 3/14/2029	1,070,000	1,081,791
		16,220,545
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
BANKS — 32.1%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	$5,207,000	$5,182,215
Series A, 3.92%, 12/8/2028	4,683,000	4,630,504
4.36%, 6/18/2028	3,926,000	3,922,898
4.90%, 7/16/2027 (b)	3,790,000	3,814,446
Banco Bilbao Vizcaya Argentaria SA:
4.15%, 3/3/2029 (b)	9,225,000	9,092,621
5.38%, 3/13/2029	8,482,000	8,648,078
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	3,729,000	3,798,546
Banco Santander SA:
3.31%, 6/27/2029	9,600,000	9,251,136
3.80%, 2/23/2028	10,471,000	10,337,914
4.38%, 4/12/2028	7,168,000	7,138,826
4.60%, 4/15/2029 (b)	15,485,000	15,414,079
5.29%, 8/18/2027	1,470,000	1,481,304
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	15,996,000	16,127,327
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	14,200,000	14,475,906
5.59%, 8/8/2028	11,591,000	11,800,218
6.61%, 11/7/2028	7,221,000	7,547,534
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	17,513,000	17,486,380
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	18,169,000	17,298,160
Series MTN, 3.25%, 10/21/2027 (b)	11,598,000	11,458,360
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	46,363,000	45,582,247
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	19,005,000	18,825,783
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	10,322,000	10,211,967
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	7,550,000	7,409,419
Series L, 4.18%, 11/25/2027	6,382,000	6,354,111
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	21,450,000	21,281,617
SOFR + 0.87%, 4.48%, 4/23/2030 (c)	23,209,000	23,063,247
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	17,650,000	17,643,999
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	38,606,000	38,764,285
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	20,677,000	20,791,137
Security Description	Principal Amount	Value
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	$31,397,000	$31,692,132
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	14,163,000	14,492,431
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	12,542,000	12,804,880
Bank of Montreal:
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	3,685,000	3,627,625
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	12,042,000	11,975,889
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (b) (c)	4,095,000	4,058,473
Series J, SOFR + 0.63%, 4.55%, 6/2/2029 (c)	11,450,000	11,426,642
SOFR + 0.67%, 5.00%, 1/27/2029 (b) (c)	10,735,000	10,802,845
5.72%, 9/25/2028	26,004,000	26,624,455
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	21,619,000	21,713,475
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	718,000	681,368
Series J, 1.90%, 1/25/2029	2,022,000	1,898,840
Series MTN, 3.00%, 10/30/2028	3,926,000	3,789,022
Series MTN, 3.40%, 1/29/2028 (b)	3,596,000	3,548,101
Series MTN, 3.85%, 4/28/2028	3,790,000	3,764,607
Series MTN, 3.85%, 4/26/2029	1,000,000	986,250
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	3,700,000	3,646,720
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	5,065,000	5,070,065
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	9,526,000	9,569,439
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	4,847,000	4,889,314
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	10,225,000	10,402,301
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	5,837,000	6,049,875
Bank of Nova Scotia:
SOFR + 0.76%, 4.04%, 9/15/2028 (b) (c)	7,924,000	7,878,279
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	28,199,000	27,852,716
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	3,000,000	2,996,340
SOFR + 0.66%, 4.58%, 6/5/2029 (c)	9,925,000	9,896,615
5.25%, 6/12/2028	3,651,000	3,708,503
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Barclays PLC:
SOFR + 0.93%, 4.22%, 5/24/2030 (c)	$12,600,000	$12,383,910
4.34%, 1/10/2028 (b)	10,691,000	10,651,016
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	7,881,000	7,826,463
4.84%, 5/9/2028	14,623,000	14,634,845
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	4,921,000	4,929,759
SOFR + 0.91%, 4.91%, 6/26/2030 (c)	16,620,000	16,626,482
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	13,883,000	13,935,200
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	6,100,000	6,114,213
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	9,831,000	9,884,186
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b) (c)	10,327,000	10,418,807
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	6,650,000	6,789,983
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	5,574,000	5,767,975
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	7,705,000	7,968,896
Canadian Imperial Bank of Commerce:
SOFR + 0.60%, 4.24%, 9/8/2028 (b) (c)	9,196,000	9,166,573
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	2,775,000	2,745,197
SOFR + 0.67%, 4.72%, 6/16/2029 (c)	3,525,000	3,529,794
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	9,922,000	9,965,756
5.00%, 4/28/2028 (b)	5,596,000	5,645,637
5.26%, 4/8/2029 (b)	11,373,000	11,557,584
5.99%, 10/3/2028	3,679,000	3,785,397
Capital One NA 4.65%, 9/13/2028	3,940,000	3,946,659
Citibank NA:
SOFR + 0.60%, 4.55%, 6/18/2029 (c)	10,860,000	10,848,054
5.80%, 9/29/2028 (b)	7,750,000	7,971,960
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	17,858,000	17,617,631
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	11,456,000	11,354,500
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	30,798,000	30,207,294
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	$4,897,000	$4,852,192
4.13%, 7/25/2028	7,789,000	7,707,839
4.45%, 9/29/2027	18,418,000	18,391,478
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	44,678,000	44,790,589
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	24,942,000	25,206,884
6.63%, 1/15/2028	1,741,000	1,796,904
Citizens Bank NA:
SOFR + 0.70%, 4.19%, 1/29/2029 (c)	4,804,000	4,764,319
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	4,925,000	4,924,064
Citizens Financial Group, Inc. SOFR + 2.01%, 5.84%, 1/23/2030 (c)	7,200,000	7,376,400
Commonwealth Bank of Australia:
Series C, 4.36%, 3/27/2029	13,816,000	13,790,579
4.42%, 3/14/2028 (b)	3,603,000	3,606,387
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	7,040,000	6,978,541
3.96%, 10/17/2028	3,475,000	3,439,659
4.32%, 4/1/2029 (b)	7,098,000	7,085,933
4.35%, 6/9/2028	7,750,000	7,746,203
4.80%, 1/9/2029 (b)	30,000	30,257
4.88%, 1/21/2028	3,536,000	3,566,021
Deutsche Bank AG:
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	3,680,000	3,659,613
5.37%, 9/9/2027	3,944,000	3,991,604
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	9,447,000	9,537,880
5.41%, 5/10/2029	13,582,000	13,882,162
SOFR + 3.18%, 6.72%, 1/18/2029 (b) (c)	12,597,000	12,973,146
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	3,650,000	3,816,769
Fifth Third Bancorp:
3.95%, 3/14/2028	3,955,000	3,914,975
4.00%, 2/1/2029 (a) (b)	5,094,000	4,998,182
SOFR + 2.16%, 5.98%, 1/30/2030 (a) (c)	8,778,000	9,016,498
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	5,477,000	5,657,741
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	8,828,000	9,024,246
First-Citizens Bank & Trust Co.:
SOFR + 1.15%, 5.10%, 7/13/2029 (b) (c)	2,440,000	2,443,440
6.13%, 3/9/2028	7,710,000	7,857,338
Goldman Sachs Bank USA SOFR + 0.72%, 4.66%, 6/3/2029 (c)	10,709,000	10,713,284
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	$25,015,000	$24,623,265
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	33,746,000	33,459,834
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	19,762,000	19,483,751
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	32,349,000	32,062,064
SOFR + 0.99%, 4.59%, 4/20/2030 (c)	9,760,000	9,706,710
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	23,550,000	24,130,743
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	26,057,000	27,029,187
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	11,665,000	11,304,202
SOFR + 1.29%, 2.21%, 8/17/2029 (b) (c)	11,348,000	10,762,670
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	8,840,000	8,745,942
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	14,849,000	14,804,750
SOFR + 0.94%, 4.71%, 5/12/2030 (c)	23,980,000	23,876,886
SOFR + 1.03%, 4.90%, 3/3/2029 (b) (c)	34,435,000	34,562,754
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	4,180,000	4,207,713
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	16,130,000	16,240,007
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	6,309,000	6,421,553
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	20,708,000	21,201,265
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	23,977,000	24,828,663
HSBC USA, Inc. 4.65%, 6/3/2028	7,518,000	7,540,629
Huntington Bancshares, Inc. SOFR + 2.02%, 6.21%, 8/21/2029 (c)	22,563,000	23,225,450
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	4,956,000	4,937,266
4.05%, 4/9/2029	4,181,000	4,121,128
4.55%, 10/2/2028	5,913,000	5,912,113
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	6,807,000	6,833,615
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	7,696,000	7,816,519
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
Series MTN, 1.05%, 6/23/2027	$1,000	$968
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	12,476,000	11,898,611
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	26,523,000	26,086,962
3.63%, 12/1/2027	3,879,000	3,834,857
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	17,700,000	17,216,613
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b) (c)	2,566,000	2,538,390
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	12,595,000	12,487,817
4.25%, 10/1/2027	4,326,000	4,320,852
SOFR + 0.82%, 4.41%, 4/23/2030 (c)	25,755,000	25,537,370
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	4,836,000	4,807,806
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	13,559,000	13,556,288
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	11,797,000	11,753,469
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	43,922,000	44,052,888
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	26,139,000	26,268,388
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	22,388,000	22,486,731
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	15,269,000	15,375,120
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	13,981,000	14,164,571
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	15,684,000	16,026,382
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	24,329,000	25,066,899
Keybank National Association:
4.39%, 12/14/2027	2,122,000	2,117,671
5.85%, 11/15/2027	7,379,000	7,498,023
6.95%, 2/1/2028	753,000	777,826
KeyCorp Series MTN, 4.10%, 4/30/2028	3,972,000	3,939,271
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	9,593,000	9,466,181
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	3,030,000	2,990,852
4.38%, 3/22/2028	18,206,000	18,155,205
4.55%, 8/16/2028 (b)	5,143,000	5,138,886
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	$9,439,000	$9,453,725
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	6,356,000	6,400,238
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	3,350,000	3,437,770
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (b) (c)	9,374,000	9,553,793
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	3,953,000	3,951,063
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	3,785,000	3,793,062
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	3,810,000	4,031,818
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	3,941,000	3,893,669
SOFR + 0.94%, 4.55%, 4/18/2030 (c)	7,985,000	7,927,907
4.70%, 1/27/2028	4,498,000	4,510,639
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	14,314,000	14,338,048
Mitsubishi UFJ Financial Group, Inc.:
3.29%, 7/25/2027	3,574,000	3,535,937
3.74%, 3/7/2029 (b)	14,850,000	14,557,900
3.96%, 3/2/2028	7,286,000	7,229,461
4.05%, 9/11/2028	1,500,000	1,484,310
1 yr. CMT + 0.78%, 4.59%, 4/18/2030 (c)	3,625,000	3,607,491
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b) (c)	6,775,000	6,807,927
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	6,250,000	6,310,313
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	7,342,000	7,433,628
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	12,071,000	12,174,086
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	5,076,000	5,135,034
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027 (b)	4,566,000	4,498,286
4.02%, 3/5/2028 (b)	5,689,000	5,645,991
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	6,252,000	6,196,107
4.78%, 7/13/2030 (c) (d)	7,935,000	7,922,542
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	3,850,000	3,916,066
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	5,468,000	5,522,953
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	7,713,000	7,858,236
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	17,774,000	18,161,118
Security Description	Principal Amount	Value
Morgan Stanley:
3.59%, 7/22/2028 (c)	$19,527,000	$19,311,812
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	22,643,000	22,334,376
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	1,584,000	1,562,252
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	23,537,000	23,226,312
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b) (c)	23,250,000	23,040,517
SOFR + 0.96%, 4.56%, 4/10/2030 (c)	39,877,000	39,625,376
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	15,475,000	15,559,648
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	16,013,000	16,112,761
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	3,744,000	3,773,390
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	10,000,000	10,089,600
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	25,571,000	25,911,350
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	26,000,000	26,561,340
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	3,539,000	3,614,593
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	9,817,000	10,164,620
Morgan Stanley Bank NA:
SOFR + 0.97%, 4.79%, 5/10/2030 (c)	4,340,000	4,343,125
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	10,523,000	10,568,986
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	26,550,000	26,717,796
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	8,030,000	7,992,259
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	19,384,000	19,130,263
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	33,024,000	32,998,241
National Australia Bank Ltd.:
3.85%, 12/13/2028	8,086,000	7,979,346
4.31%, 6/13/2028	13,003,000	12,983,365
Series B, 4.43%, 6/4/2029	16,370,000	16,355,758
4.50%, 10/26/2027	5,096,000	5,108,281
4.79%, 1/10/2029	465,000	469,697
4.90%, 6/13/2028	2,888,000	2,915,927
4.94%, 1/12/2028	3,166,000	3,195,032
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (b) (c)	17,589,000	17,476,606
5.60%, 12/18/2028	3,000,000	3,070,560
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
NatWest Group PLC:
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	$9,808,000	$9,713,941
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	5,232,000	5,247,068
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	15,205,000	15,308,698
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	2,500,000	2,528,725
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	7,989,000	8,165,237
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (c)	4,171,000	4,324,409
Northern Trust Corp. 3.65%, 8/3/2028	3,862,000	3,808,898
Pinnacle Bank/Nashville TN 5.63%, 2/15/2028	4,143,000	4,184,471
PNC Bank NA:
3.10%, 10/25/2027 (b)	3,995,000	3,930,760
3.25%, 1/22/2028	3,710,000	3,645,743
4.05%, 7/26/2028	15,929,000	15,743,905
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	12,566,000	12,549,413
PNC Financial Services Group, Inc.:
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	11,242,000	11,152,963
SOFR + 0.68%, 4.62%, 10/26/2029 (c)	15,080,000	15,040,943
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	10,034,000	10,137,451
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	16,130,000	16,474,053
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	20,066,000	20,431,603
Regions Bank SOFR + 0.81%, 4.76%, 7/27/2029 (c)	16,230,000	16,235,680
Regions Financial Corp.:
1.80%, 8/12/2028	3,612,000	3,408,536
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	5,500,000	5,642,450
Royal Bank of Canada:
SOFR + 0.70%, 4.00%, 11/3/2028 (b) (c)	5,604,000	5,565,501
Series GMTN, 4.24%, 8/3/2027	5,728,000	5,724,735
SOFR + 0.84%, 4.40%, 4/17/2030 (c)	13,865,000	13,752,278
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	7,085,000	7,061,053
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b) (c)	5,877,000	5,877,353
Security Description	Principal Amount	Value
Series GMTN, 4.90%, 1/12/2028 (b)	$3,192,000	$3,214,950
Series GMTN, 4.95%, 2/1/2029	3,000,000	3,038,100
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	16,050,000	16,142,929
Series GMTN, 5.20%, 8/1/2028	11,414,000	11,586,694
Series MTN, 6.00%, 11/1/2027	5,069,000	5,178,288
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	5,039,000	5,032,701
SOFR + 1.10%, 5.04%, 6/5/2030 (c)	5,750,000	5,748,390
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	12,891,000	13,012,949
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	4,800,000	4,930,032
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	7,834,000	8,036,744
SOFR + 2.70%, 6.57%, 6/12/2029 (b) (c)	5,225,000	5,382,116
Santander U.K. Group Holdings PLC:
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	6,911,000	6,834,011
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	8,623,000	8,535,994
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	9,713,000	9,970,297
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (b)	2,337,000	2,353,336
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	12,295,000	11,592,955
2.47%, 1/14/2029 (b)	1,520,000	1,442,100
3.35%, 10/18/2027	4,000,000	3,944,480
3.36%, 7/12/2027 (b)	8,094,000	8,010,875
3.54%, 1/17/2028	4,413,000	4,350,026
3.94%, 7/19/2028	3,760,000	3,717,700
4.11%, 1/15/2029	17,210,000	16,995,219
5.52%, 1/13/2028	10,218,000	10,368,818
5.72%, 9/14/2028	9,976,000	10,192,778
5.80%, 7/13/2028	4,267,000	4,363,178
Synchrony Bank 5.63%, 8/23/2027	3,577,000	3,614,594
Toronto-Dominion Bank:
3.91%, 1/13/2028	12,436,000	12,327,931
4.11%, 10/13/2028	15,830,000	15,668,059
4.36%, 4/23/2029 (b)	7,218,000	7,178,373
Series MTN, 4.57%, 6/2/2028	27,288,000	27,296,186
4.86%, 1/31/2028	9,759,000	9,806,234
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series GMTN, 4.99%, 4/5/2029	$6,750,000	$6,822,090
5.16%, 1/10/2028	10,116,000	10,220,296
Series MTN, 5.52%, 7/17/2028	6,131,000	6,248,163
Truist Bank:
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	10,937,000	10,808,600
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	16,862,000	16,746,495
Truist Financial Corp.:
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	4,262,000	4,044,127
Series MTN, 3.88%, 3/19/2029	2,061,000	2,018,090
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	9,901,000	9,943,574
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	14,450,000	14,693,771
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	15,629,000	16,465,308
U.S. Bancorp:
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	20,075,000	20,079,617
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	13,860,000	13,873,583
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	5,997,000	6,097,930
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	9,594,000	9,797,201
U.S. Bank NA SOFR + 0.67%, 4.54%, 5/20/2029 (b) (c)	11,400,000	11,377,884
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (c)	12,080,000	12,032,888
5.00%, 7/9/2027	783,000	789,013
5.65%, 9/11/2028	13,406,000	13,728,146
Webster Financial Corp. 4.10%, 3/25/2029	34,000	33,207
Wells Fargo & Co.:
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	4,830,000	4,762,911
Series MTN, 4.15%, 1/24/2029	15,010,000	14,874,159
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	10,020,000	9,889,139
Series GMTN, 4.30%, 7/22/2027	6,912,000	6,909,235
SOFR + 0.72%, 4.58%, 5/20/2029 (c)	34,552,000	34,471,494
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	38,813,000	38,922,453
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	20,856,000	21,092,716
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	25,787,000	26,226,668
Security Description	Principal Amount	Value
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	$17,388,000	$17,984,408
Westpac Banking Corp.:
1.95%, 11/20/2028	12,197,000	11,527,751
3.40%, 1/25/2028	3,974,000	3,920,391
4.04%, 8/26/2027 (b)	3,872,000	3,861,584
Series MTN, 4.15%, 5/11/2028 (b)	8,005,000	7,975,862
5.05%, 4/16/2029	2,925,000	2,974,433
5.54%, 11/17/2028	4,856,000	4,982,013
Wintrust Financial Corp. 4.85%, 6/6/2029	17,000	16,937
Zions Bancorp NA:
SOFR + 1.06%, 4.48%, 2/9/2029 (c)	4,380,000	4,343,120
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	3,765,000	3,758,374
		3,425,218,782
BEVERAGES — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	20,338,000	20,449,249
Coca-Cola Co.:
1.00%, 3/15/2028	3,334,000	3,159,465
1.50%, 3/5/2028	2,713,000	2,596,097
Coca-Cola Consolidated, Inc. 5.25%, 6/1/2029	13,250,000	13,495,522
Constellation Brands, Inc.:
3.60%, 2/15/2028	3,742,000	3,684,598
4.65%, 11/15/2028	88,000	88,038
4.80%, 1/15/2029	4,283,000	4,294,179
Diageo Capital PLC:
3.88%, 5/18/2028	3,256,000	3,223,375
5.30%, 10/24/2027	3,942,000	3,987,136
Keurig Dr. Pepper, Inc.:
3.95%, 4/15/2029	3,500,000	3,427,935
4.35%, 5/15/2028	12,585,000	12,526,606
4.60%, 5/25/2028	5,057,000	5,052,145
5.05%, 3/15/2029	3,746,000	3,772,934
Maple Parent Holdings Corp. 4.75%, 3/26/2029 (a)	1,520,000	1,517,902
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/2029	3,900,000	3,913,026
PepsiCo, Inc.:
3.00%, 10/15/2027	5,419,000	5,339,828
3.60%, 2/18/2028 (b)	3,958,000	3,915,412
4.10%, 1/15/2029	13,454,000	13,375,159
4.45%, 2/7/2028	3,832,000	3,840,928
4.45%, 5/15/2028	3,922,000	3,934,629
7.00%, 3/1/2029	3,862,000	4,121,179
		119,715,342
BIOTECHNOLOGY — 0.6%
Amgen, Inc.:
1.65%, 8/15/2028	3,463,000	3,264,570
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.00%, 2/22/2029	$4,000,000	$3,852,640
3.20%, 11/2/2027	4,016,000	3,955,559
5.15%, 3/2/2028	25,843,000	26,090,834
Gilead Sciences, Inc.:
1.20%, 10/1/2027	3,620,000	3,485,553
4.25%, 5/20/2028	5,750,000	5,733,613
4.40%, 5/20/2029	8,000,000	7,980,720
Illumina, Inc. 5.75%, 12/13/2027	5,973,000	6,065,223
Royalty Pharma PLC 1.75%, 9/2/2027 (b)	5,651,000	5,472,881
		65,901,593
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	3,916,000	3,804,237
CHEMICALS — 0.6%
Air Products & Chemicals, Inc.:
4.30%, 6/11/2028	3,372,000	3,366,032
4.60%, 2/8/2029 (b)	7,572,000	7,596,760
Dow Chemical Co. 4.80%, 11/30/2028	4,000,000	4,009,920
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (b)	3,915,000	3,913,708
4.73%, 11/15/2028 (a)	6,143,000	6,137,901
Eastman Chemical Co. 4.50%, 12/1/2028	50,000	49,753
Ecolab, Inc.:
3.25%, 12/1/2027	3,625,000	3,573,888
4.30%, 6/15/2028	5,339,000	5,328,642
4.60%, 6/15/2029	8,450,000	8,463,520
5.25%, 1/15/2028	2,387,000	2,416,861
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	705,000	702,920
Mosaic Co.:
4.05%, 11/15/2027	3,668,000	3,643,644
4.35%, 1/15/2029	3,492,000	3,460,258
5.38%, 11/15/2028	3,284,000	3,328,695
Nutrien Ltd.:
4.20%, 4/1/2029	1,000,000	989,580
4.90%, 3/27/2028	1,550,000	1,556,681
RPM International, Inc. 4.55%, 3/1/2029	1,000	997
Sherwin-Williams Co.:
4.30%, 8/15/2028	3,783,000	3,762,383
4.55%, 3/1/2028	3,671,000	3,670,780
		65,972,923
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc. 1.70%, 5/15/2028	11,281,000	10,765,571
Block Financial LLC 2.50%, 7/15/2028 (b)	3,736,000	3,560,072
Cintas Corp. No. 2 4.20%, 5/1/2028	3,743,000	3,729,825
Security Description	Principal Amount	Value
Equifax, Inc.:
5.10%, 12/15/2027	$3,660,500	$3,683,451
5.10%, 6/1/2028	3,825,000	3,855,485
Global Payments, Inc.:
4.45%, 6/1/2028	1,167,000	1,157,104
4.50%, 11/15/2028	11,893,000	11,751,473
4.55%, 3/15/2028	4,012,000	3,995,792
4.95%, 8/15/2027	3,177,000	3,183,386
Mobility Global, Inc. 5.05%, 6/15/2029 (a)	9,294,000	9,311,473
Moody's Corp.:
3.25%, 1/15/2028	2,855,000	2,811,861
4.25%, 2/1/2029	1,056,000	1,049,178
PayPal Holdings, Inc.:
4.45%, 3/6/2028	11,312,000	11,300,575
4.55%, 6/1/2028	2,650,000	2,651,219
Quanta Services, Inc.:
4.30%, 8/9/2028	3,571,000	3,556,216
4.75%, 8/9/2027	3,942,000	3,952,919
RELX Capital, Inc. 4.00%, 3/18/2029	11,458,000	11,273,068
S&P Global, Inc.:
2.95%, 3/1/2029	4,106,000	3,943,115
4.25%, 5/1/2029	9,600,000	9,526,464
4.75%, 8/1/2028	3,969,000	3,987,694
UL Solutions, Inc. 6.50%, 10/20/2028	2,335,000	2,423,146
		111,469,087
COMPUTERS — 1.2%
Apple, Inc.:
1.20%, 2/8/2028	12,977,000	12,374,089
1.40%, 8/5/2028	8,879,000	8,380,267
2.45%, 8/4/2026	18,414,000	18,383,985
2.90%, 9/12/2027	10,281,000	10,136,449
3.00%, 11/13/2027 (b)	5,471,000	5,392,491
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	5,000,000	4,768,550
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	3,217,000	3,251,583
6.10%, 7/15/2027	2,619,000	2,663,078
Dell, Inc. 7.10%, 4/15/2028	2,869,000	2,997,560
DXC Technology Co. 2.38%, 9/15/2028 (b)	5,959,000	5,614,629
HP, Inc.:
4.00%, 4/15/2029 (b)	4,575,000	4,485,605
4.75%, 1/15/2028	6,701,000	6,717,551
International Business Machines Corp.:
3.50%, 5/15/2029	21,994,000	21,374,869
4.15%, 7/27/2027	6,987,000	6,974,004
4.50%, 2/6/2028	4,730,000	4,732,081
6.22%, 8/1/2027 (b)	2,436,000	2,484,038
6.50%, 1/15/2028	3,675,000	3,786,683
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Kyndryl Holdings, Inc. 2.70%, 10/15/2028	$3,250,000	$3,053,310
		127,570,822
CONSTRUCTION MATERIALS — 0.5%
Amrize Finance U.S. LLC 4.70%, 4/7/2028	3,952,000	3,957,493
Carlisle Cos., Inc. 3.75%, 12/1/2027	3,739,000	3,698,880
CRH SMW Finance DAC 5.20%, 5/21/2029	10,107,000	10,246,679
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 4/19/2029	2,543,000	2,601,642
Lennox International, Inc. 5.50%, 9/15/2028	3,300,000	3,356,562
Martin Marietta Materials, Inc. 3.50%, 12/15/2027	2,984,000	2,941,926
Masco Corp.:
1.50%, 2/15/2028	5,379,000	5,118,764
3.50%, 11/15/2027	3,097,000	3,053,177
Mohawk Industries, Inc. 5.85%, 9/18/2028	5,347,000	5,475,221
Trane Technologies Financing Ltd. 3.80%, 3/21/2029	7,250,000	7,125,155
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	3,496,000	3,452,090
		51,027,589
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.05%, 3/22/2028	7,677,000	7,752,234
Unilever Capital Corp. 4.88%, 9/8/2028	4,293,000	4,339,837
		12,092,071
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028	6,016,000	6,097,757
DIVERSIFIED FINANCIAL SERVICES — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	48,357,000	46,569,242
3.65%, 7/21/2027	2,000,000	1,984,500
3.88%, 1/23/2028	3,757,000	3,712,893
4.13%, 2/28/2029	5,853,000	5,771,643
4.63%, 10/15/2027	3,948,000	3,949,816
4.88%, 4/1/2028	2,050,000	2,058,856
5.10%, 1/19/2029	3,540,000	3,572,639
5.75%, 6/6/2028	4,240,000	4,322,638
Ally Financial, Inc.:
2.20%, 11/2/2028	2,000,000	1,888,460
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	1,750,000	1,773,783
Security Description	Principal Amount	Value
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	$6,660,000	$6,922,471
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	4,398,000	4,560,506
7.10%, 11/15/2027 (b)	6,817,000	7,020,896
American Express Co.:
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	8,523,000	8,452,003
4.05%, 5/3/2029	8,764,000	8,684,248
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	11,454,000	11,394,897
SOFR + 0.81%, 4.44%, 5/3/2030 (b) (c)	24,500,000	24,350,795
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	22,503,000	22,564,208
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	1,000,000	1,005,870
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	9,573,000	9,698,693
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	6,695,000	6,843,428
Ameriprise Financial, Inc. 5.70%, 12/15/2028	3,512,000	3,606,508
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027 (b)	2,332,000	2,251,150
ARES Management Corp. 6.38%, 11/10/2028	1,100,000	1,137,730
BGC Group, Inc.:
6.60%, 6/10/2029	2,750,000	2,835,910
8.00%, 5/25/2028	10,345,000	10,810,835
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (b)	5,136,000	5,156,339
4.70%, 3/14/2029	3,800,000	3,836,632
Blackrock, Inc. 3.25%, 4/30/2029	3,000,000	2,913,510
Brookfield Finance, Inc.:
3.90%, 1/25/2028	8,436,000	8,340,336
4.85%, 3/29/2029	9,397,000	9,413,539
Capital One Financial Corp.:
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	5,000	4,813
3.80%, 1/31/2028	6,685,000	6,603,911
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	3,902,000	3,952,063
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	8,205,000	8,375,828
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	24,277,000	24,972,536
Charles Schwab Corp.:
2.00%, 3/20/2028	8,192,000	7,861,207
3.20%, 1/25/2028	2,098,000	2,059,732
3.25%, 5/22/2029	7,088,000	6,862,956
4.00%, 2/1/2029	4,066,000	4,027,292
SOFR + 0.62%, 4.60%, 7/27/2029 (c)	7,650,000	7,641,508
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.78%, 4.74%, 5/21/2030 (c)	$2,155,000	$2,159,806
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	28,202,000	28,744,888
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	750,000	775,733
CME Group, Inc. 3.75%, 6/15/2028	3,651,000	3,613,687
Enact Holdings, Inc. 6.25%, 5/28/2029	5,180,000	5,333,587
Hercules Capital, Inc. 5.35%, 2/10/2029 (b)	2,001,000	1,981,610
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	3,745,000	3,690,510
3.63%, 9/1/2028 (b)	5,340,000	5,241,477
3.75%, 9/21/2028	1,510,000	1,483,605
3.95%, 12/1/2028	7,929,000	7,820,848
4.00%, 9/15/2027	4,825,000	4,801,502
4.35%, 6/15/2029	675,000	669,924
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	9,295,000	9,476,067
Lazard Group LLC:
4.38%, 3/11/2029	2,338,000	2,310,786
4.50%, 9/19/2028	4,465,000	4,432,004
LPL Holdings, Inc.:
4.90%, 4/3/2028	3,518,000	3,520,955
6.75%, 11/17/2028	5,259,000	5,467,362
Marex Group PLC 5.83%, 5/8/2028	5,142,000	5,175,783
Mastercard, Inc.:
2.95%, 6/1/2029	9,500,000	9,148,880
3.50%, 2/26/2028 (b)	1,531,000	1,513,240
4.10%, 1/15/2028	3,974,000	3,962,595
4.33%, 6/8/2028	6,250,000	6,246,937
4.43%, 6/8/2029	6,753,000	6,743,073
4.55%, 3/15/2028	3,898,000	3,910,474
4.88%, 3/9/2028	3,625,000	3,652,913
Nasdaq, Inc. 5.35%, 6/28/2028 (b)	3,924,000	3,976,307
Nomura Holdings, Inc.:
2.17%, 7/14/2028	3,529,000	3,353,962
2.71%, 1/22/2029	3,020,000	2,866,584
5.00%, 6/29/2029	5,200,000	5,212,324
5.39%, 7/6/2027	7,565,000	7,630,286
5.59%, 7/2/2027	3,392,000	3,424,970
5.84%, 1/18/2028	3,558,000	3,619,909
6.07%, 7/12/2028	3,826,000	3,923,486
ORIX Corp.:
3.70%, 7/18/2027 (b)	1,877,000	1,859,657
5.00%, 9/13/2027 (b)	4,149,000	4,166,343
Radian Group, Inc. 6.20%, 5/15/2029	3,984,000	4,112,683
Sumisho Air Lease Corp.:
2.10%, 9/1/2028	3,986,000	3,762,664
3.63%, 12/1/2027	3,416,000	3,367,493
Security Description	Principal Amount	Value
4.40%, 3/24/2028 (a)	$4,409,000	$4,384,442
4.50%, 3/24/2029 (a)	2,060,000	2,042,552
4.63%, 10/1/2028	8,090,000	8,059,258
5.10%, 3/1/2029	500,000	502,985
5.30%, 2/1/2028	2,918,000	2,942,511
5.85%, 12/15/2027	4,173,000	4,238,182
Synchrony Financial:
3.95%, 12/1/2027	4,538,000	4,492,302
SOFR + 1.40%, 5.02%, 7/29/2029 (b) (c)	3,217,000	3,217,418
5.15%, 3/19/2029	3,985,000	3,985,398
Visa, Inc.:
2.75%, 9/15/2027 (b)	4,212,000	4,138,838
3.80%, 2/12/2029	5,515,000	5,446,614
Voya Financial, Inc. 3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,523,000	1,496,865
Western Union Co. 4.75%, 6/15/2029	6,500,000	6,445,140
		544,314,239
ELECTRIC — 6.8%
AEP Texas, Inc.:
3.95%, 6/1/2028	4,014,000	3,968,842
5.45%, 5/15/2029	4,103,000	4,183,091
AES Corp.:
5.20%, 7/15/2029	680,000	684,039
5.45%, 6/1/2028	7,282,000	7,361,592
Alabama Power Co. 3.75%, 9/1/2027	3,633,000	3,611,747
Ameren Corp.:
1.75%, 3/15/2028	3,988,000	3,801,521
5.00%, 1/15/2029	3,545,000	3,574,353
Ameren Illinois Co. 3.80%, 5/15/2028	1,612,000	1,593,381
American Electric Power Co., Inc.:
3.20%, 11/13/2027	1,365,000	1,341,167
Series J, 4.30%, 12/1/2028	2,750,000	2,732,565
5.20%, 1/15/2029	6,750,000	6,851,655
Arizona Public Service Co. 2.95%, 9/15/2027	2,275,000	2,233,322
Atlantic City Electric Co. 4.00%, 10/15/2028	872,000	863,472
Avangrid, Inc. 3.80%, 6/1/2029	8,817,000	8,585,201
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	3,743,000	3,664,135
Black Hills Corp. 5.95%, 3/15/2028	3,582,000	3,652,888
CenterPoint Energy Houston Electric LLC 5.20%, 10/1/2028	6,651,000	6,742,917
CenterPoint Energy, Inc. 5.40%, 6/1/2029	8,000,000	8,169,040
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
CMS Energy Corp. 3.45%, 8/15/2027	$2,710,000	$2,677,344
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	3,199,000	3,152,966
3.70%, 8/15/2028	2,359,000	2,323,733
Connecticut Light & Power Co. 4.65%, 1/1/2029	609,000	610,748
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	446,000	438,797
3.80%, 5/15/2028	2,110,000	2,084,638
Series D, 4.00%, 12/1/2028	523,000	517,498
Constellation Energy Generation LLC:
3.90%, 1/8/2028	7,138,000	7,076,970
4.55%, 6/1/2029	4,250,000	4,234,360
4.63%, 2/1/2029 (a)	7,707,000	7,663,533
5.60%, 3/1/2028	1,037,000	1,053,136
Consumers Energy Co.:
3.80%, 11/15/2028	1,205,000	1,187,540
4.60%, 5/30/2029	4,750,000	4,767,527
4.65%, 3/1/2028 (b)	2,231,000	2,243,159
4.90%, 2/15/2029	500,000	505,425
Dominion Energy, Inc.:
4.25%, 6/1/2028	2,276,000	2,261,024
4.60%, 5/15/2028	6,410,000	6,412,820
DTE Electric Co. Series A, 1.90%, 4/1/2028	3,981,000	3,822,676
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	1,506,000	1,453,802
4.88%, 6/1/2028	7,806,000	7,841,049
4.95%, 7/1/2027	3,922,000	3,941,100
5.10%, 3/1/2029	10,707,000	10,827,882
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	2,250,000	2,223,382
Series A, 6.00%, 12/1/2028 (b)	1,500,000	1,549,605
Duke Energy Corp.:
3.15%, 8/15/2027	3,846,000	3,791,118
3.40%, 6/15/2029	4,052,000	3,914,921
4.30%, 3/15/2028	4,930,000	4,913,139
4.85%, 1/5/2029	5,300,000	5,331,111
5.00%, 12/8/2027	3,357,000	3,384,024
Duke Energy Florida LLC 3.80%, 7/15/2028	9,355,000	9,235,256
Duke Energy Ohio, Inc. 3.65%, 2/1/2029	3,818,000	3,741,373
Duke Energy Progress LLC:
3.45%, 3/15/2029	1,800,000	1,752,930
3.70%, 9/1/2028	3,446,000	3,392,725
Edison International:
4.13%, 3/15/2028	11,510,000	11,345,522
5.00%, 5/5/2028	7,057,000	7,065,610
5.25%, 11/15/2028	3,065,000	3,070,425
Security Description	Principal Amount	Value
Emera U.S. Finance LLC 4.50%, 4/1/2029	$3,840,000	$3,814,003
Enel Chile SA 4.88%, 6/12/2028 (b)	3,909,000	3,924,206
Entergy Arkansas LLC 4.00%, 6/1/2028	2,605,000	2,583,483
Entergy Corp. 1.90%, 6/15/2028	1,660,000	1,576,037
Entergy Louisiana LLC:
3.12%, 9/1/2027	3,246,000	3,202,049
3.25%, 4/1/2028	3,981,000	3,903,450
Entergy Mississippi LLC 2.85%, 6/1/2028	4,095,000	3,975,467
Entergy Texas, Inc. 4.00%, 3/30/2029	793,000	781,993
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	3,251,000	3,256,104
Evergy, Inc. 4.25%, 3/15/2029	3,773,000	3,729,271
Eversource Energy:
Series M, 3.30%, 1/15/2028	4,601,000	4,505,023
Series O, 4.25%, 4/1/2029	2,500,000	2,474,850
4.60%, 7/1/2027	2,185,000	2,186,289
5.45%, 3/1/2028	9,671,000	9,786,085
5.95%, 2/1/2029	6,166,000	6,340,374
Exelon Corp.:
5.15%, 3/15/2028	4,395,000	4,436,181
5.15%, 3/15/2029	6,239,000	6,321,168
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	6,857,000	6,816,132
FirstEnergy Pennsylvania Electric Co. 4.15%, 3/15/2028 (a)	3,750,000	3,728,400
Florida Power & Light Co.:
4.40%, 5/15/2028	6,290,000	6,293,082
5.05%, 4/1/2028	13,694,000	13,851,481
5.15%, 6/15/2029	5,100,000	5,192,004
Georgia Power Co.:
4.00%, 10/1/2028	7,308,000	7,233,385
4.60%, 6/15/2029	10,480,000	10,500,331
4.65%, 5/16/2028	4,698,000	4,712,329
Indiana Michigan Power Co. 3.85%, 5/15/2028	2,271,000	2,242,249
Interstate Power & Light Co. 4.10%, 9/26/2028	2,779,000	2,748,848
ITC Holdings Corp. 3.35%, 11/15/2027	3,188,000	3,136,705
Jersey Central Power & Light Co. 4.15%, 1/15/2029	1,606,000	1,584,608
MidAmerican Energy Co. 3.65%, 4/15/2029	4,600,000	4,498,340
Mississippi Power Co. 3.95%, 3/30/2028	2,977,000	2,951,487
National Grid PLC 5.60%, 6/12/2028	3,923,000	3,993,339
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
3.40%, 2/7/2028	$4,347,000	$4,275,927
3.70%, 3/15/2029	1,100,000	1,075,811
3.90%, 11/1/2028	520,000	512,335
3.95%, 12/10/2027	3,654,000	3,631,309
Series D, 4.05%, 2/9/2029	3,976,000	3,923,755
4.12%, 9/16/2027	3,773,000	3,762,021
Series D, 4.15%, 8/25/2028	16,188,000	16,059,305
4.40%, 5/11/2029	2,955,000	2,941,141
4.75%, 2/7/2028	7,171,000	7,201,118
4.80%, 3/15/2028	1,530,000	1,537,313
Series GMTN, 4.85%, 2/7/2029	1,715,000	1,725,187
Series MTN, 5.05%, 9/15/2028	3,738,000	3,780,725
5.15%, 6/15/2029	4,212,000	4,276,065
Nevada Power Co. Series CC, 3.70%, 5/1/2029	3,500,000	3,423,350
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	7,542,000	7,174,705
3.50%, 4/1/2029	3,150,000	3,059,563
4.63%, 7/15/2027	5,111,000	5,119,331
4.69%, 9/1/2027	8,586,000	8,606,606
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	2,810,000	2,771,615
4.85%, 2/4/2028	5,314,000	5,343,758
4.90%, 2/28/2028	6,121,000	6,155,278
4.90%, 3/15/2029	13,057,000	13,169,160
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (c)	500,000	498,280
NSTAR Electric Co. 3.25%, 5/15/2029	4,125,000	3,985,492
OGE Energy Corp. 5.45%, 5/15/2029	3,001,000	3,057,629
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	1,414,000	1,394,770
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028 (b)	3,930,000	3,860,557
4.30%, 5/15/2028	2,913,000	2,902,775
5.75%, 3/15/2029	1,600,000	1,645,200
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	3,919,000	3,814,990
3.00%, 6/15/2028	5,314,000	5,142,517
3.30%, 12/1/2027	14,355,000	14,083,547
3.75%, 7/1/2028	3,929,000	3,858,946
4.20%, 3/1/2029	496,000	488,714
4.65%, 8/1/2028	6,336,000	6,317,689
5.00%, 6/4/2028	17,773,000	17,867,730
5.55%, 5/15/2029	7,100,000	7,243,846
6.10%, 1/15/2029	9,301,000	9,576,961
Security Description	Principal Amount	Value
PacifiCorp:
4.25%, 3/15/2029	$2,425,000	$2,394,178
4.65%, 4/15/2029	1,920,000	1,914,490
5.10%, 2/15/2029	1,104,000	1,113,550
Pinnacle West Capital Corp.:
4.65%, 6/1/2029	2,100,000	2,100,315
4.90%, 5/15/2028	3,144,000	3,155,664
Public Service Co. of Colorado:
3.70%, 6/15/2028	2,586,000	2,550,960
4.15%, 3/13/2029	4,860,000	4,814,559
Public Service Co. of New Hampshire 4.40%, 7/1/2028	3,985,000	3,982,370
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 5/15/2029	1,500,000	1,451,805
Series MTN, 3.65%, 9/1/2028	1,574,000	1,548,596
Series MTN, 3.70%, 5/1/2028	1,906,000	1,884,291
Public Service Enterprise Group, Inc.:
5.20%, 4/1/2029	3,900,000	3,950,895
5.85%, 11/15/2027	3,577,000	3,640,778
5.88%, 10/15/2028	4,501,000	4,616,406
Puget Energy, Inc. 2.38%, 6/15/2028	1,789,000	1,709,658
San Diego Gas & Electric Co. 4.95%, 8/15/2028	5,550,700	5,594,717
Sempra 3.40%, 2/1/2028	5,693,000	5,585,801
Southern California Edison Co.:
2.85%, 8/1/2029	5,000,000	4,719,800
Series B, 3.65%, 3/1/2028	5,774,000	5,678,498
Series A, 4.20%, 3/1/2029	2,203,000	2,168,876
5.15%, 6/1/2029	9,250,000	9,352,027
5.30%, 3/1/2028	8,319,000	8,398,446
5.65%, 10/1/2028	2,476,000	2,522,029
5.85%, 11/1/2027	9,612,000	9,759,833
6.65%, 4/1/2029	1,300,000	1,350,089
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	4,438,000	4,237,802
4.85%, 6/15/2028	3,579,000	3,598,792
5.11%, 8/1/2027	7,384,000	7,426,532
5.50%, 3/15/2029	2,750,000	2,812,837
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	4,963,000	4,903,791
System Energy Resources, Inc. 6.00%, 4/15/2028	1,872,000	1,913,315
Tampa Electric Co. 4.90%, 3/1/2029	4,763,000	4,796,579
Union Electric Co. 3.50%, 3/15/2029	1,156,000	1,126,418
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Virginia Electric & Power Co. Series A, 3.80%, 4/1/2028	$2,148,000	$2,122,310
Vistra Operations Co. LLC 4.55%, 10/30/2028 (a)	10,422,000	10,356,029
WEC Energy Group, Inc.:
1.38%, 10/15/2027	3,762,000	3,618,028
2.20%, 12/15/2028	3,045,000	2,878,865
4.75%, 1/15/2028	3,872,000	3,882,571
5.15%, 10/1/2027	1,678,000	1,689,679
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	2,800,000	2,659,188
3.95%, 3/1/2029	408,000	402,639
5.00%, 5/15/2029	3,000,000	3,038,100
Wisconsin Power & Light Co. 3.05%, 10/15/2027	1,906,000	1,873,731
Xcel Energy, Inc.:
4.00%, 6/15/2028	3,643,000	3,601,798
4.75%, 3/21/2028	3,975,000	3,986,647
		723,851,852
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/2028	1,599,000	1,582,131
Emerson Electric Co.:
1.80%, 10/15/2027	3,796,000	3,679,539
2.00%, 12/21/2028	3,209,000	3,029,488
		8,291,158
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	3,082,000	3,042,088
Amphenol Corp.:
3.80%, 11/15/2027	3,372,000	3,345,193
3.90%, 11/15/2028	15,620,000	15,430,842
4.35%, 6/1/2029	1,500,000	1,496,595
4.38%, 6/12/2028	13,312,000	13,296,425
5.05%, 4/5/2029	2,000,000	2,031,100
Arrow Electronics, Inc. 3.88%, 1/12/2028	3,450,000	3,409,256
Avnet, Inc. 6.25%, 3/15/2028	2,524,000	2,577,887
Flex Ltd.:
4.88%, 6/15/2029	2,500,000	2,503,350
6.00%, 1/15/2028	2,929,000	2,978,471
Hubbell, Inc.:
3.15%, 8/15/2027	3,999,000	3,944,094
3.50%, 2/15/2028	3,953,000	3,888,685
Jabil, Inc.:
3.95%, 1/12/2028	3,925,000	3,884,533
4.20%, 2/1/2029	3,246,000	3,197,375
5.45%, 2/1/2029	2,631,000	2,672,675
TD SYNNEX Corp.:
2.38%, 8/9/2028	1,284,000	1,221,302
4.30%, 1/17/2029	3,565,000	3,516,480
Trimble, Inc. 4.90%, 6/15/2028	2,710,000	2,710,488
Security Description	Principal Amount	Value
Tyco Electronics Group SA 3.13%, 8/15/2027	$3,953,000	$3,904,180
Vontier Corp. 2.40%, 4/1/2028	2,888,000	2,773,000
		81,824,019
ENGINEERING & CONSTRUCTION — 0.1%
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	3,880,000	4,006,216
MasTec, Inc. 5.90%, 6/15/2029	5,900,000	6,069,094
		10,075,310
ENVIRONMENTAL CONTROL — 0.7%
Republic Services, Inc.:
3.38%, 11/15/2027	3,552,000	3,508,062
3.95%, 5/15/2028	4,957,000	4,915,956
4.88%, 4/1/2029	7,733,000	7,800,973
Veralto Corp. 5.35%, 9/18/2028	8,445,000	8,563,230
Waste Connections, Inc.:
3.50%, 5/1/2029	5,237,000	5,101,414
4.25%, 12/1/2028 (b)	4,725,000	4,695,043
Waste Management, Inc.:
1.15%, 3/15/2028	3,850,000	3,650,416
2.00%, 6/1/2029	3,592,000	3,350,977
3.15%, 11/15/2027	12,100,000	11,915,112
3.88%, 1/15/2029	3,613,000	3,560,648
4.50%, 3/15/2028	3,612,000	3,621,138
4.88%, 2/15/2029	7,401,000	7,473,826
4.95%, 7/3/2027	3,230,000	3,250,607
		71,407,402
FOOD — 0.9%
Ahold Finance USA LLC 6.88%, 5/1/2029	3,925,000	4,155,515
Campbell's Co.:
4.15%, 3/15/2028	3,871,000	3,835,813
5.20%, 3/21/2029 (b)	9,238,000	9,320,403
Conagra Brands, Inc.:
1.38%, 11/1/2027	7,774,000	7,445,704
4.85%, 11/1/2028	1,211,000	1,212,490
7.00%, 10/1/2028	5,704,000	5,962,505
General Mills, Inc.:
4.20%, 4/17/2028	6,099,000	6,061,186
5.50%, 10/17/2028 (b)	3,570,000	3,641,971
Hershey Co.:
4.25%, 5/4/2028	2,700,000	2,693,925
4.55%, 2/24/2028 (b)	1,668,000	1,673,604
Hormel Foods Corp. 1.70%, 6/3/2028	1,640,000	1,557,705
J.M. Smucker Co.:
3.38%, 12/15/2027	3,987,000	3,928,790
5.90%, 11/15/2028	3,751,000	3,860,192
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 2/2/2029	$3,000,000	$2,879,610
Kellanova 4.30%, 5/15/2028	3,962,000	3,953,640
Kraft Heinz Foods Co. 4.63%, 1/30/2029	1,077,000	1,076,989
Kroger Co.:
3.70%, 8/1/2027	3,785,000	3,756,423
4.50%, 1/15/2029	4,000,000	3,993,880
McCormick & Co., Inc.:
3.40%, 8/15/2027	3,596,000	3,555,078
4.15%, 2/15/2029	2,905,000	2,872,580
Mondelez International, Inc.:
4.13%, 5/7/2028 (b)	2,267,000	2,249,295
4.25%, 5/6/2028	4,008,000	3,990,365
4.75%, 2/20/2029	1,750,000	1,758,663
Sysco Corp.:
3.25%, 7/15/2027	3,357,000	3,319,334
5.75%, 1/17/2029	3,634,000	3,725,068
Tyson Foods, Inc.:
4.35%, 3/1/2029	6,149,000	6,099,562
5.40%, 3/15/2029	1,300,000	1,324,193
		99,904,483
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,015,000	999,724
Suzano Austria GmbH:
2.50%, 9/15/2028	3,374,000	3,200,981
6.00%, 1/15/2029	1,293,000	1,314,089
		5,514,794
GAS — 0.3%
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	3,874,000	3,837,003
5.25%, 3/1/2028	3,990,000	4,042,109
National Fuel Gas Co.:
3.95%, 9/15/2027	3,717,000	3,685,629
4.75%, 9/1/2028 (b)	106,000	105,790
4.75%, 5/15/2029	2,335,000	2,328,672
NiSource, Inc. 5.25%, 3/30/2028	6,676,000	6,751,105
ONE Gas, Inc. 5.10%, 4/1/2029	3,948,000	3,998,140
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	2,767,000	2,684,239
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	1,935,000	1,914,721
Southwest Gas Corp.:
3.70%, 4/1/2028	242,000	238,356
5.45%, 3/23/2028	2,114,000	2,141,651
Security Description	Principal Amount	Value
5.80%, 12/1/2027	$3,359,000	$3,408,646
		35,136,061
HAND & MACHINE TOOLS — 0.1%
Stanley Black & Decker, Inc.:
4.25%, 11/15/2028 (b)	3,828,000	3,798,524
6.00%, 3/6/2028	2,678,000	2,736,300
		6,534,824
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	1,473,000	1,403,872
3.70%, 3/9/2029	17,027,000	16,709,276
Agilent Technologies, Inc. 4.20%, 9/9/2027	3,072,000	3,063,122
Augusta SpinCo Corp.:
4.32%, 9/23/2027	6,343,000	6,326,508
4.40%, 3/23/2029 (b)	3,990,000	3,961,990
Baxter International, Inc.:
2.27%, 12/1/2028	26,177,000	24,653,499
4.45%, 2/15/2029	2,150,000	2,123,405
Boston Scientific Corp. 4.00%, 3/1/2028	3,867,000	3,846,312
Edwards Lifesciences Corp. 4.30%, 6/15/2028	3,585,000	3,566,537
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	3,620,000	3,589,809
5.65%, 11/15/2027	6,933,000	7,035,955
Medtronic Global Holdings SCA 4.25%, 3/30/2028 (b)	5,533,000	5,520,163
Revvity, Inc. 1.90%, 9/15/2028	750,000	705,750
Solventum Corp. 5.40%, 3/1/2029	4,953,000	5,037,152
Stryker Corp.:
3.65%, 3/7/2028	3,748,000	3,695,416
4.70%, 2/10/2028	3,001,000	3,009,073
4.85%, 12/8/2028	4,000,000	4,025,560
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	8,658,000	8,149,775
4.80%, 11/21/2027 (b)	3,843,000	3,866,250
5.00%, 1/31/2029	3,000,000	3,040,080
Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028	3,500,000	3,554,565
		116,884,069
HEALTH CARE SERVICES — 2.2%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	2,783,000	2,747,322
Ascension Health Series 2025, 4.08%, 11/15/2028	7,601,000	7,535,935
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Bon Secours Mercy Health, Inc. Series 2018, 4.30%, 7/1/2028 (b)	$2,002,000	$1,986,204
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,577,000	1,567,853
Cigna Group:
3.05%, 10/15/2027	3,967,000	3,898,887
4.38%, 10/15/2028	22,126,000	22,031,743
5.00%, 5/15/2029	11,245,000	11,382,189
CommonSpirit Health 6.07%, 11/1/2027	3,862,000	3,930,126
Elevance Health, Inc.:
3.65%, 12/1/2027	5,788,000	5,721,785
4.00%, 9/15/2028	7,640,000	7,548,396
4.10%, 3/1/2028	5,164,000	5,127,542
5.15%, 6/15/2029	5,500,000	5,577,770
HCA, Inc.:
3.38%, 3/15/2029	3,865,000	3,734,131
4.13%, 6/15/2029	26,000,000	25,607,920
5.20%, 6/1/2028	6,127,000	6,188,209
5.63%, 9/1/2028	13,063,000	13,265,999
5.88%, 2/1/2029	7,234,000	7,396,620
Humana, Inc.:
3.70%, 3/23/2029	3,900,000	3,798,561
5.75%, 3/1/2028	3,480,000	3,539,543
5.75%, 12/1/2028	4,566,000	4,664,489
Icon Investments Six DAC 5.85%, 5/8/2029 (b)	7,505,000	7,663,806
IQVIA, Inc.:
5.70%, 5/15/2028 (b)	8,995,000	9,140,629
6.25%, 2/1/2029	10,521,000	10,878,083
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	2,334,000	2,310,730
PeaceHealth Obligated Group 4.34%, 11/15/2028	2,006,000	1,992,680
Quest Diagnostics, Inc.:
4.20%, 6/30/2029	3,000,000	2,965,080
4.60%, 12/15/2027	3,834,000	3,840,748
SSM Health Care Corp. 4.89%, 6/1/2028	1,078,000	1,081,644
Sutter Health Series 2018, 3.70%, 8/15/2028 (b)	3,907,000	3,838,159
Toledo Hospital Series B, 5.33%, 11/15/2028 (b)	10,250,000	10,283,210
UnitedHealth Group, Inc.:
2.95%, 10/15/2027	4,853,000	4,770,596
3.85%, 6/15/2028	6,529,000	6,462,926
3.88%, 12/15/2028	6,242,000	6,157,733
4.00%, 5/15/2029	4,982,000	4,913,946
4.25%, 1/15/2029	2,765,000	2,751,120
4.40%, 6/15/2028	4,935,000	4,930,904
Security Description	Principal Amount	Value
5.25%, 2/15/2028 (b)	$7,973,000	$8,079,360
		239,312,578
HOME BUILDERS — 0.1%
Dr. Horton, Inc. 1.40%, 10/15/2027	5,981,000	5,754,619
Lennar Corp. 4.75%, 11/29/2027	2,874,000	2,879,920
Toll Brothers Finance Corp. 4.35%, 2/15/2028	3,981,000	3,963,006
		12,597,545
HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	10,777,000	10,554,455
4.40%, 3/15/2029	12,122,000	11,841,618
		22,396,073
HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.:
3.10%, 8/15/2027 (b)	1,693,000	1,674,021
4.60%, 3/1/2028	561,000	564,585
Estee Lauder Cos., Inc. 4.38%, 5/15/2028 (b)	11,480,000	11,454,285
Haleon U.S. Capital LLC 3.38%, 3/24/2029	3,900,000	3,777,423
Procter & Gamble Co.:
2.85%, 8/11/2027	6,892,000	6,791,032
3.95%, 1/26/2028 (b)	2,862,000	2,852,040
4.35%, 1/29/2029	4,000,000	4,014,120
Unilever Capital Corp.:
3.50%, 3/22/2028	8,553,000	8,438,732
4.25%, 8/12/2027	3,845,000	3,846,884
		43,413,122
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp. 4.88%, 12/6/2028	3,650,000	3,668,067
Church & Dwight Co., Inc. 3.15%, 8/1/2027	3,721,000	3,675,976
Clorox Co.:
3.10%, 10/1/2027	1,407,000	1,383,799
3.90%, 5/15/2028	1,858,000	1,836,484
4.40%, 5/1/2029	4,179,000	4,146,989
Kimberly-Clark Corp.:
1.05%, 9/15/2027	2,376,000	2,291,296
3.20%, 4/25/2029	12,174,000	11,773,232
3.95%, 11/1/2028	1,865,000	1,848,047
		30,623,890
INSURANCE — 1.2%
Allstate Corp. 5.05%, 6/24/2029	3,500,000	3,542,875
American International Group, Inc. Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (c)	381,000	383,408
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Aon Corp.:
3.75%, 5/2/2029	$6,000,000	$5,854,500
4.50%, 12/15/2028	2,000,000	1,994,960
Aon North America, Inc. 5.15%, 3/1/2029	3,857,000	3,910,882
Arthur J Gallagher & Co. 4.60%, 12/15/2027	1,457,000	1,459,535
Assurant, Inc. 4.90%, 3/27/2028	1,352,000	1,353,393
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	2,501,000	2,573,204
Athene Holding Ltd. 4.13%, 1/12/2028 (b)	5,031,000	4,983,558
AXIS Specialty Finance PLC 4.00%, 12/6/2027	2,159,000	2,138,187
Brown & Brown, Inc.:
4.50%, 3/15/2029	3,000	2,979
4.70%, 6/23/2028	3,793,000	3,791,710
Cincinnati Financial Corp. 6.92%, 5/15/2028	1,556,000	1,622,083
CNA Financial Corp.:
3.45%, 8/15/2027	2,142,000	2,115,118
3.90%, 5/1/2029	5,530,000	5,405,188
CNO Financial Group, Inc. 5.25%, 5/30/2029	3,600,000	3,621,708
Corebridge Financial, Inc.:
3.85%, 4/5/2029	4,236,000	4,139,970
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	5,904,000	5,983,704
Enstar Group Ltd. 4.95%, 6/1/2029	2,850,000	2,840,595
Equitable Holdings, Inc. 4.35%, 4/20/2028	3,929,000	3,902,911
F&G Annuities & Life, Inc.:
6.50%, 6/4/2029	5,500,000	5,616,325
7.40%, 1/13/2028	8,172,000	8,400,571
Fairfax Financial Holdings Ltd. 4.85%, 4/17/2028	2,733,000	2,741,855
Fidelity National Financial, Inc. 4.50%, 8/15/2028	2,043,000	2,032,581
Globe Life, Inc. 4.55%, 9/15/2028	2,633,000	2,627,076
Horace Mann Educators Corp. 7.25%, 9/15/2028	2,722,000	2,846,287
Lincoln National Corp. 3.80%, 3/1/2028 (b)	3,995,000	3,939,709
Markel Group, Inc. 3.50%, 11/1/2027	1,655,000	1,633,982
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	8,250,000	8,218,650
4.55%, 11/8/2027	3,905,000	3,912,380
Principal Financial Group, Inc. 3.70%, 5/15/2029	3,850,000	3,750,400
Progressive Corp.:
4.00%, 3/1/2029	3,902,000	3,861,731
6.63%, 3/1/2029	3,000	3,165
Security Description	Principal Amount	Value
Prudential Financial, Inc.:
Series MTN, 3.88%, 3/27/2028	$1,826,000	$1,808,288
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (c)	4,165,000	4,107,523
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	2,500,000	2,444,975
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	2,102,000	2,080,833
RenaissanceRe Holdings Ltd. 3.60%, 4/15/2029	90,000	87,404
SiriusPoint Ltd. 7.00%, 4/5/2029	3,482,000	3,636,287
Unum Group 4.00%, 6/15/2029	3,500,000	3,427,305
Willis North America, Inc. 4.50%, 9/15/2028	1,916,000	1,908,834
		130,706,629
INTERNET — 2.4%
Airbnb, Inc. 4.40%, 3/16/2029	2,920,000	2,903,152
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	7,330,000	7,229,579
Alphabet, Inc.:
0.80%, 8/15/2027	3,712,000	3,581,041
3.70%, 2/15/2029	19,895,000	19,575,486
3.88%, 11/15/2028	11,105,000	11,003,722
Amazon.com, Inc.:
1.65%, 5/12/2028	22,482,000	21,420,850
3.15%, 8/22/2027	22,701,000	22,428,134
3.45%, 4/13/2029	13,991,000	13,653,677
3.90%, 11/20/2028 (b)	25,305,000	25,042,587
4.00%, 3/13/2029	37,425,000	37,023,804
4.55%, 12/1/2027	11,382,000	11,432,991
Baidu, Inc.:
3.63%, 7/6/2027	3,651,000	3,618,616
4.38%, 3/29/2028	906,000	903,164
4.88%, 11/14/2028	1,121,000	1,128,802
Booking Holdings, Inc. 3.55%, 3/15/2028	3,916,000	3,858,278
eBay, Inc.:
4.25%, 3/6/2029	4,575,000	4,520,329
5.95%, 11/22/2027	1,784,000	1,815,648
Expedia Group, Inc.:
3.80%, 2/15/2028 (b)	4,356,000	4,301,245
4.63%, 8/1/2027 (b)	4,082,000	4,084,939
Meta Platforms, Inc.:
3.50%, 8/15/2027	15,398,000	15,269,735
4.60%, 5/15/2028 (b)	8,796,000	8,841,739
Netflix, Inc.:
4.88%, 4/15/2028	7,571,000	7,628,388
5.88%, 11/15/2028	14,714,000	15,180,140
6.38%, 5/15/2029	4,226,000	4,439,159
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
VeriSign, Inc. 4.75%, 7/15/2027	$1,677,000	$1,676,078
		252,561,283
INVESTMENT COMPANY SECURITIES — 2.4%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (a)	4,543,000	4,470,448
6.90%, 4/13/2029	10,326,000	10,594,166
ARES Capital Corp.:
2.88%, 6/15/2028	11,046,000	10,567,929
5.88%, 3/1/2029	12,000,000	12,096,720
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	1,000,000	983,070
5.45%, 9/9/2028	6,529,000	6,508,042
5.70%, 3/15/2028	16,902,000	16,878,337
Barings BDC, Inc.:
5.20%, 9/15/2028	6,147,000	6,047,665
7.00%, 2/15/2029 (b)	1,384,000	1,406,711
Barings Private Credit Corp. 5.75%, 2/6/2029 (b)	1,736,000	1,721,817
Blackstone Private Credit Fund:
4.00%, 1/15/2029 (b)	8,750,000	8,362,988
4.95%, 9/26/2027	5,778,000	5,752,519
7.30%, 11/27/2028	4,628,000	4,769,524
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	8,123,000	7,662,913
5.35%, 4/13/2028	4,121,000	4,107,236
5.88%, 11/15/2027	3,992,000	4,021,701
Blue Owl Capital Corp.:
2.88%, 6/11/2028	8,995,000	8,515,836
5.95%, 3/15/2029	3,214,000	3,212,265
Blue Owl Credit Income Corp.:
7.75%, 9/16/2027	4,636,000	4,738,317
7.75%, 1/15/2029	2,500,000	2,577,025
7.95%, 6/13/2028	6,526,000	6,748,341
Blue Owl Technology Finance Corp.:
6.10%, 3/15/2028 (b)	6,141,000	6,117,357
6.75%, 4/4/2029 (b)	7,289,000	7,318,666
Franklin BSP Capital Corp. 7.20%, 6/15/2029	4,000,000	4,093,920
Goldman Sachs BDC, Inc. 5.10%, 1/28/2029	6,054,000	5,913,547
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028	2,763,000	2,750,428
5.38%, 1/31/2029	5,500,000	5,451,985
5.88%, 5/6/2028 (b)	6,428,000	6,462,454
Golub Capital BDC, Inc. 7.05%, 12/5/2028	1,449,000	1,486,848
Golub Capital Private Credit Fund 5.45%, 8/15/2028 (b)	4,210,000	4,156,996
Security Description	Principal Amount	Value
HPS Corporate Lending Fund:
4.90%, 9/11/2028	$7,680,000	$7,527,398
5.15%, 4/2/2029 (a) (b)	4,500,000	4,400,685
5.45%, 1/14/2028 (b)	15,939,000	15,883,851
6.75%, 1/30/2029	5,718,000	5,818,694
Main Street Capital Corp.:
5.40%, 8/15/2028	2,925,000	2,907,245
6.95%, 3/1/2029 (b)	1,000,000	1,028,280
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	5,000,000	5,042,250
MSD Investment Corp. 6.38%, 6/12/2029 (a) (b)	3,180,000	3,186,169
New Mountain Finance Corp.:
6.20%, 10/15/2027 (b)	4,042,000	4,055,905
6.88%, 2/1/2029 (b)	5,000,000	5,017,500
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (a) (b)	4,292,000	4,190,881
Oaktree Specialty Lending Corp. 7.10%, 2/15/2029 (b)	3,000,000	3,058,410
Oaktree Strategic Credit Fund 8.40%, 11/14/2028	3,382,000	3,545,046
Sixth Street Lending Partners 6.50%, 3/11/2029	6,050,000	6,173,481
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029	3,000,000	3,032,940
6.95%, 8/14/2028	2,045,000	2,101,728
		252,466,234
IRON/STEEL — 0.2%
ArcelorMittal SA 6.55%, 11/29/2027	6,242,000	6,392,245
Nucor Corp. 3.95%, 5/1/2028 (b)	3,365,000	3,335,926
Steel Dynamics, Inc.:
1.65%, 10/15/2027	3,802,000	3,666,421
4.00%, 12/15/2028	3,076,000	3,030,045
		16,424,637
IT SERVICES — 0.8%
Accenture Capital, Inc. 3.90%, 10/4/2027	4,151,000	4,132,279
Apple, Inc.:
4.00%, 5/10/2028 (b)	10,238,000	10,197,355
4.00%, 5/12/2028	12,704,000	12,646,959
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	11,232,000	11,098,339
4.75%, 4/1/2028	1,000,000	1,003,000
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,250,000	1,278,212
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	$2,255,000	$2,242,440
4.15%, 9/15/2028	6,101,000	6,038,587
4.40%, 9/25/2027	6,256,000	6,243,238
4.50%, 3/23/2028	6,047,000	6,040,469
4.60%, 3/23/2029 (b)	2,949,000	2,944,016
5.25%, 7/1/2028	4,056,000	4,105,159
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	4,000,000	3,999,640
International Business Machines Corp.:
4.00%, 2/3/2029	3,425,000	3,381,776
4.65%, 2/10/2028	4,101,000	4,111,909
Leidos, Inc. 4.10%, 3/15/2029	6,294,000	6,191,093
		85,654,471
LEISURE TIME — 0.1%
Brunswick Corp. 5.85%, 3/18/2029 (b)	2,768,000	2,832,799
Polaris, Inc. 6.95%, 3/15/2029	3,493,000	3,659,546
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (b)	3,993,600	3,935,014
7.50%, 10/15/2027	1,397,000	1,447,069
		11,874,428
LODGING — 0.6%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	1,957,000	1,944,045
5.05%, 3/30/2028	3,729,000	3,750,069
5.25%, 6/30/2029	4,250,000	4,315,025
Las Vegas Sands Corp.:
3.90%, 8/8/2029	6,008,000	5,798,441
5.63%, 6/15/2028	3,648,000	3,692,031
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	3,557,000	3,527,655
4.20%, 7/15/2027	2,000	1,997
Series AA, 4.65%, 12/1/2028	2,000	2,001
4.88%, 5/15/2029	3,750,000	3,777,562
4.90%, 4/15/2029	6,150,000	6,196,986
5.00%, 10/15/2027	3,491,000	3,514,774
5.55%, 10/15/2028	7,609,000	7,759,430
Sands China Ltd.:
2.85%, 3/8/2029	650,000	614,933
5.40%, 8/8/2028	14,720,000	14,818,918
		59,713,867
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027	3,291,000	3,268,325
3.70%, 1/10/2028	2,800,000	2,776,928
Security Description	Principal Amount	Value
3.75%, 2/23/2029	$14,694,000	$14,453,312
3.95%, 11/14/2028	7,323,000	7,250,502
Series K, 4.10%, 8/15/2028	16,409,000	16,322,689
Series L, 4.20%, 5/15/2028	10,270,000	10,236,622
Series L, 4.30%, 5/15/2029	14,762,000	14,708,562
4.40%, 10/15/2027	3,898,000	3,904,744
4.60%, 11/15/2027	3,930,000	3,946,938
4.85%, 2/27/2029	5,525,000	5,589,974
Oshkosh Corp. 4.60%, 5/15/2028	2,444,000	2,439,259
		84,897,855
MACHINERY-DIVERSIFIED — 1.6%
CNH Industrial Capital LLC:
4.55%, 4/10/2028	12,961,000	12,928,079
4.75%, 3/21/2028	3,722,000	3,729,221
5.10%, 4/20/2029	3,900,000	3,933,423
5.50%, 1/12/2029	3,115,000	3,173,251
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	3,269,000	3,234,806
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	8,000,000	8,140,240
5.40%, 8/14/2028	2,834,000	2,876,907
John Deere Capital Corp.:
Series MTN, 1.50%, 3/6/2028	4,961,000	4,736,961
Series MTN, 2.80%, 9/8/2027	3,023,000	2,973,060
Series MTN, 3.05%, 1/6/2028	3,719,000	3,652,839
Series MTN, 3.35%, 4/18/2029	2,215,000	2,156,878
Series MTN, 3.45%, 3/7/2029	6,006,000	5,864,318
Series I, 3.90%, 3/9/2029	6,400,000	6,320,256
Series I, 4.13%, 1/18/2029 (b)	4,095,000	4,069,898
Series MTN, 4.15%, 9/15/2027	3,964,000	3,959,600
4.20%, 7/15/2027 (b)	3,674,000	3,673,339
Series I, 4.25%, 6/5/2028	10,730,000	10,713,583
Series J, 4.40%, 6/15/2029	9,760,000	9,753,168
4.50%, 1/16/2029	7,539,000	7,561,165
4.65%, 1/7/2028	3,716,000	3,736,958
Series MTN, 4.75%, 1/20/2028	3,947,000	3,975,142
Series MTN, 4.85%, 6/11/2029	14,100,000	14,278,647
Series MTN, 4.90%, 3/3/2028	1,000	1,009
Series MTN, 4.95%, 7/14/2028	8,289,000	8,392,530
Nordson Corp. 5.60%, 9/15/2028	3,920,000	3,993,500
nVent Finance SARL 4.55%, 4/15/2028	1,374,000	1,367,845
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Otis Worldwide Corp.:
4.49%, 5/7/2029	$4,910,000	$4,890,655
5.25%, 8/16/2028	3,913,000	3,963,399
Regal Rexnord Corp. 6.05%, 4/15/2028	8,642,000	8,819,852
Rockwell Automation, Inc. 3.50%, 3/1/2029	2,000,000	1,954,760
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	6,038,000	6,046,332
Xylem, Inc. 1.95%, 1/30/2028	3,149,000	3,027,417
		167,899,038
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	14,908,000	13,889,784
3.75%, 2/15/2028	3,457,000	3,388,517
4.20%, 3/15/2028	11,265,000	11,115,513
6.10%, 6/1/2029	14,250,000	14,594,565
Fox Corp. 4.71%, 1/25/2029	7,041,000	7,036,071
Walt Disney Co.:
2.20%, 1/13/2028 (b)	6,126,000	5,943,997
3.75%, 3/14/2029 (b)	7,110,000	6,996,240
		62,964,687
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co. 4.50%, 12/15/2028	2,440,000	2,426,726
MINING — 0.4%
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028 (b)	6,078,000	6,109,666
5.10%, 9/8/2028	5,955,000	6,027,711
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	3,985,000	3,950,131
4.38%, 8/1/2028	3,778,000	3,752,650
5.00%, 9/1/2027	355,000	355,227
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	17,750,000	18,666,787
Rio Tinto Finance USA PLC 4.50%, 3/14/2028	3,916,000	3,923,519
		42,785,691
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
2.88%, 10/15/2027 (b)	3,661,000	3,590,965
Series MTN, 3.38%, 3/1/2029	9,536,000	9,258,693
Series MTN, 3.63%, 9/14/2028 (b)	3,520,000	3,465,088
Eaton Corp.:
3.85%, 3/6/2028	14,787,000	14,648,002
3.95%, 3/6/2029	17,459,000	17,210,908
Security Description	Principal Amount	Value
4.35%, 5/18/2028 (b)	$7,064,000	$7,058,843
Parker-Hannifin Corp.:
3.25%, 6/14/2029	14,061,000	13,573,505
4.25%, 9/15/2027 (b)	11,172,000	11,151,891
Teledyne Technologies, Inc. 2.25%, 4/1/2028	3,190,000	3,066,579
Textron, Inc. 3.38%, 3/1/2028	4,714,000	4,626,414
		87,650,888
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029 (b)	7,144,000	6,831,807
3.28%, 12/1/2028	1,532,000	1,471,425
4.25%, 4/1/2028	3,171,000	3,135,263
		11,438,495
OIL & GAS — 1.5%
BP Capital Markets America, Inc.:
3.94%, 9/21/2028	15,536,000	15,350,189
4.23%, 11/6/2028	10,726,000	10,653,921
4.70%, 4/10/2029	9,362,000	9,397,388
5.02%, 11/17/2027	4,441,000	4,480,836
BP Capital Markets PLC:
3.28%, 9/19/2027	8,133,000	8,041,341
3.72%, 11/28/2028	7,587,000	7,447,854
Chevron USA, Inc.:
1.02%, 8/12/2027	3,939,000	3,808,068
3.85%, 1/15/2028	3,707,000	3,682,237
3.95%, 8/13/2027	3,962,000	3,955,859
4.05%, 8/13/2028	3,780,000	3,761,100
4.48%, 2/26/2028	5,706,000	5,721,235
ConocoPhillips Co. 6.95%, 4/15/2029	2,750,000	2,921,930
Continental Resources, Inc. 4.38%, 1/15/2028	9,383,000	9,321,260
Devon Energy Corp.:
4.38%, 3/15/2029 (a)	1,560,000	1,546,584
5.25%, 10/15/2027 (b)	66,000	66,020
5.88%, 6/15/2028	1,180,000	1,180,696
Eni USA, Inc. 7.30%, 11/15/2027	3,837,000	3,973,559
EOG Resources, Inc. 4.40%, 7/15/2028	3,719,000	3,711,339
EQT Corp.:
3.90%, 10/1/2027	3,849,000	3,812,819
5.00%, 1/15/2029	1,028,000	1,030,950
5.70%, 4/1/2028	3,227,000	3,279,955
Expand Energy Corp. 5.38%, 2/1/2029	2,873,000	2,872,311
Helmerich & Payne, Inc. 4.65%, 12/1/2027	5,174,000	5,167,533
Marathon Petroleum Corp. 3.80%, 4/1/2028	2,351,000	2,320,766
Phillips 66 Co.:
3.75%, 3/1/2028	3,015,000	2,975,262
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.90%, 3/15/2028	$2,981,000	$2,948,060
4.95%, 12/1/2027 (b)	3,763,000	3,785,691
Shell Finance U.S., Inc. 3.88%, 11/13/2028 (a)	6,471,000	6,385,971
Shell International Finance BV 3.88%, 11/13/2028 (b)	1,050,000	1,041,212
TotalEnergies Capital International SA 3.46%, 2/19/2029	6,721,000	6,560,167
TotalEnergies Capital SA 3.88%, 10/11/2028	7,579,000	7,505,029
Valero Energy Corp.:
2.15%, 9/15/2027	3,714,000	3,615,728
4.00%, 4/1/2029	1,062,000	1,046,091
4.35%, 6/1/2028	3,956,000	3,941,956
Woodside Finance Ltd. 4.90%, 5/19/2028	4,000,000	4,012,640
		161,323,557
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	8,326,000	8,198,612
4.05%, 3/11/2029	9,109,000	8,979,197
		17,177,809
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	2,032,000	2,026,087
Amcor Flexibles North America, Inc.:
4.25%, 3/8/2029 (b)	4,559,000	4,515,461
4.80%, 3/17/2028	2,272,000	2,278,952
Amcor Group Finance PLC 5.45%, 5/23/2029	3,000,000	3,059,640
Berry Global, Inc. 5.50%, 4/15/2028	3,909,000	3,968,534
Packaging Corp. of America 3.40%, 12/15/2027	3,108,000	3,062,437
WRKCo, Inc.:
3.90%, 6/1/2028	2,636,000	2,601,126
4.00%, 3/15/2028	3,786,000	3,749,086
4.90%, 3/15/2029	5,090,000	5,108,019
		30,369,342
PHARMACEUTICALS — 4.4%
AbbVie, Inc.:
3.78%, 3/3/2028	17,442,000	17,271,068
4.25%, 11/14/2028	12,513,000	12,467,953
4.65%, 3/15/2028	6,155,000	6,180,666
4.80%, 3/15/2029	15,733,000	15,858,707
AstraZeneca Finance LLC:
1.75%, 5/28/2028	14,845,000	14,151,442
4.85%, 2/26/2029	13,229,000	13,362,878
4.88%, 3/3/2028	3,800,000	3,832,946
Security Description	Principal Amount	Value
AstraZeneca PLC 4.00%, 1/17/2029	$5,440,000	$5,388,646
Becton Dickinson & Co. 4.69%, 2/13/2028	5,178,000	5,186,388
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	3,900,000	3,743,727
3.45%, 11/15/2027	3,346,000	3,311,269
3.90%, 2/20/2028	571,000	567,928
4.90%, 2/22/2029	2,700,000	2,736,369
Cardinal Health, Inc. 5.13%, 2/15/2029	4,351,000	4,400,036
Cencora, Inc.:
3.45%, 12/15/2027	3,334,000	3,283,723
3.95%, 2/13/2029 (b)	8,209,000	8,068,134
4.63%, 12/15/2027	3,078,000	3,082,001
CVS Health Corp.:
1.30%, 8/21/2027	26,911,000	25,965,347
4.30%, 3/25/2028	29,266,000	29,115,573
5.00%, 1/30/2029	1,630,000	1,645,029
5.40%, 6/1/2029	11,253,000	11,501,354
Eli Lilly & Co.:
3.38%, 3/15/2029	7,605,000	7,418,373
4.00%, 10/15/2028	24,294,000	24,132,688
4.15%, 8/14/2027	3,117,000	3,114,974
4.15%, 5/20/2029	4,000,000	3,979,880
4.50%, 2/9/2029	3,575,000	3,593,125
4.55%, 2/12/2028	3,811,000	3,827,654
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	9,250,000	9,008,113
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	14,351,000	14,248,103
Johnson & Johnson:
0.95%, 9/1/2027	9,758,000	9,419,690
2.90%, 1/15/2028	8,668,000	8,515,443
4.55%, 3/1/2028	3,575,000	3,595,020
4.80%, 6/1/2029	15,500,000	15,769,235
McKesson Corp.:
3.95%, 2/16/2028	3,858,000	3,828,872
4.90%, 7/15/2028 (b)	1,513,000	1,526,874
Merck & Co., Inc.:
1.90%, 12/10/2028 (b)	4,936,000	4,658,054
3.40%, 3/7/2029	22,935,000	22,371,487
3.85%, 9/15/2027	6,131,000	6,107,702
3.85%, 3/15/2029 (b)	3,949,000	3,898,532
4.05%, 5/17/2028	3,870,000	3,857,655
4.30%, 5/22/2028	3,330,000	3,328,668
Merck Sharp & Dohme LLC 5.95%, 12/1/2028	3,300,000	3,417,183
Mylan, Inc. 4.55%, 4/15/2028	4,509,000	4,481,675
Novartis Capital Corp. 4.10%, 3/16/2029	8,875,000	8,810,124
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	39,774,000	39,810,194
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Pfizer, Inc.:
3.45%, 3/15/2029	$6,841,000	$6,681,947
3.60%, 9/15/2028	1,000,000	985,590
3.88%, 11/15/2027	3,655,000	3,637,858
Pharmacia LLC 6.60%, 12/1/2028	5,737,000	6,005,205
Sanofi SA:
3.63%, 6/19/2028	4,524,000	4,467,043
3.75%, 11/3/2027	1,440,000	1,431,734
3.80%, 11/3/2028	18,625,000	18,389,580
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028 (b)	7,561,000	7,613,927
Zoetis, Inc.:
3.00%, 9/12/2027	3,283,000	3,232,114
3.90%, 8/20/2028	3,307,000	3,264,670
4.15%, 8/17/2028	4,232,000	4,202,334
		463,752,504
PIPELINES — 2.1%
Boardwalk Pipelines LP:
4.45%, 7/15/2027	3,121,000	3,116,287
4.80%, 5/3/2029	3,058,000	3,060,844
Cheniere Energy, Inc. 4.63%, 10/15/2028	12,936,000	12,908,058
DCP Midstream Operating LP:
5.13%, 5/15/2029	3,931,000	3,974,949
5.63%, 7/15/2027	3,823,000	3,856,145
Enbridge, Inc.:
3.70%, 7/15/2027	4,640,000	4,607,798
4.20%, 11/20/2028	123,000	121,878
4.60%, 6/20/2028	3,914,000	3,914,235
5.30%, 4/5/2029	3,790,000	3,851,625
6.00%, 11/15/2028	1,250,000	1,287,500
Energy Transfer LP:
4.00%, 10/1/2027	3,512,000	3,489,523
4.95%, 5/15/2028	4,211,000	4,234,203
4.95%, 6/15/2028	6,497,000	6,532,214
5.25%, 4/15/2029	7,540,000	7,641,488
5.55%, 2/15/2028	15,295,000	15,505,153
6.10%, 12/1/2028	2,040,000	2,103,750
Enterprise Products Operating LLC:
4.15%, 10/16/2028	6,505,000	6,457,448
4.30%, 6/20/2028	7,562,000	7,536,138
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b) (c)	3,427,000	3,413,086
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b) (c)	3,095,000	3,080,608
Kinder Morgan, Inc.:
4.30%, 3/1/2028	5,052,000	5,032,752
5.00%, 2/1/2029	7,277,000	7,343,075
MPLX LP:
4.00%, 3/15/2028	8,622,000	8,538,884
Security Description	Principal Amount	Value
4.25%, 12/1/2027	$4,712,000	$4,689,430
4.80%, 2/15/2029	1,505,000	1,507,619
ONEOK, Inc.:
4.00%, 7/13/2027	2,836,000	2,821,224
4.25%, 9/24/2027	5,096,000	5,078,470
4.35%, 3/15/2029	3,792,000	3,759,427
4.55%, 7/15/2028	5,087,000	5,079,624
5.38%, 6/1/2029	1,750,000	1,777,318
5.65%, 11/1/2028	5,580,000	5,695,952
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	9,333,000	9,271,122
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	5,429,000	5,444,093
Targa Resources Corp.:
4.35%, 1/15/2029	6,633,000	6,583,186
5.20%, 7/1/2027	3,350,000	3,370,502
6.15%, 3/1/2029	8,125,000	8,414,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028 (b)	2,400,000	2,398,800
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	3,380,000	3,549,541
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	4,996,000	4,966,574
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	3,176,000	3,144,526
Valero Energy Partners LP 4.50%, 3/15/2028	2,620,000	2,617,930
Western Midstream Operating LP:
4.50%, 3/1/2028 (b)	1,528,000	1,521,888
4.75%, 8/15/2028	1,547,000	1,547,835
6.35%, 1/15/2029	5,173,000	5,349,710
Williams Cos., Inc.:
4.90%, 3/15/2029	9,465,000	9,520,276
5.30%, 8/15/2028	3,793,000	3,846,519
		223,563,620
REAL ESTATE — 0.0% *
CBRE Services, Inc. 5.50%, 4/1/2029	3,275,000	3,341,777
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	1,901,000	1,991,564
		5,333,341
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Agree LP 2.00%, 6/15/2028	2,579,000	2,454,409
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	3,048,000	3,016,057
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
American Homes 4 Rent LP:
4.25%, 2/15/2028	$2,719,000	$2,699,396
4.90%, 2/15/2029	3,212,000	3,222,760
American Tower Corp.:
1.50%, 1/31/2028	3,806,000	3,627,499
3.55%, 7/15/2027	3,431,000	3,400,979
3.60%, 1/15/2028	4,089,000	4,030,650
3.95%, 3/15/2029	12,515,000	12,283,347
5.20%, 2/15/2029	2,509,000	2,542,018
5.25%, 7/15/2028	7,036,000	7,119,095
5.50%, 3/15/2028	2,400,000	2,433,984
5.80%, 11/15/2028	5,319,000	5,449,688
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	4,625,000	4,350,414
Series MTN, 3.20%, 1/15/2028	3,839,000	3,768,094
Series MTN, 3.30%, 6/1/2029	3,250,000	3,138,232
Boston Properties LP:
3.40%, 6/21/2029	8,350,000	8,026,771
4.50%, 12/1/2028 (b)	1,500,000	1,491,075
6.75%, 12/1/2027	4,613,000	4,740,088
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,333,000	1,280,720
4.13%, 5/15/2029	4,760,000	4,689,742
Camden Property Trust 4.10%, 10/15/2028	2,686,000	2,664,754
COPT Defense Properties LP 2.00%, 1/15/2029 (b)	1,738,000	1,625,360
Crown Castle, Inc.:
3.65%, 9/1/2027	3,952,000	3,912,520
3.80%, 2/15/2028	6,144,000	6,066,708
4.30%, 2/15/2029	3,872,000	3,825,304
4.80%, 9/1/2028	2,453,000	2,460,506
5.00%, 1/11/2028 (b)	7,233,000	7,273,794
5.60%, 6/1/2029	8,200,000	8,381,138
CubeSmart LP:
2.25%, 12/15/2028	3,639,000	3,436,708
4.38%, 2/15/2029	1,925,000	1,909,369
Digital Realty Trust LP:
3.70%, 8/15/2027	3,881,000	3,847,080
4.45%, 7/15/2028	4,006,000	3,991,699
5.55%, 1/15/2028	4,477,000	4,540,484
DOC Dr. LLC 3.95%, 1/15/2028	3,966,000	3,928,125
EPR Properties 4.95%, 4/15/2028	2,177,000	2,176,608
Equinix, Inc.:
1.55%, 3/15/2028	3,625,000	3,446,324
1.80%, 7/15/2027	3,181,000	3,093,204
2.00%, 5/15/2028	3,432,000	3,275,535
ERP Operating LP:
3.25%, 8/1/2027	3,577,000	3,534,970
3.50%, 3/1/2028	3,717,000	3,660,873
4.15%, 12/1/2028	1,606,000	1,590,839
Security Description	Principal Amount	Value
Essex Portfolio LP:
1.70%, 3/1/2028	$3,965,000	$3,788,557
4.00%, 3/1/2029	3,957,000	3,891,986
Extra Space Storage LP:
3.88%, 12/15/2027	3,944,000	3,911,975
3.90%, 4/1/2029	895,000	876,661
4.00%, 6/15/2029	700,000	686,252
5.70%, 4/1/2028	2,115,000	2,151,061
Federal Realty OP LP:
3.20%, 6/15/2029	1,540,000	1,476,783
3.25%, 7/15/2027	2,778,000	2,741,886
5.38%, 5/1/2028 (b)	2,916,000	2,954,783
GLP Capital LP/GLP Financing II, Inc.:
5.30%, 1/15/2029	5,445,000	5,472,225
5.75%, 6/1/2028	2,337,000	2,363,104
Healthcare Realty Holdings LP 3.75%, 7/1/2027	3,199,000	3,175,903
Healthpeak OP LLC 2.13%, 12/1/2028	3,500,000	3,298,540
Highwoods Realty LP:
4.13%, 3/15/2028	2,973,000	2,929,862
4.20%, 4/15/2029	501,000	490,038
Host Hotels & Resorts LP 4.25%, 12/15/2028	2,874,000	2,842,558
Invitation Homes Operating Partnership LP 2.30%, 11/15/2028	3,988,000	3,775,719
Kilroy Realty LP 4.75%, 12/15/2028	2,000	1,985
Kimco Realty OP LLC 1.90%, 3/1/2028	1,330,000	1,276,002
Mid-America Apartments LP:
3.95%, 3/15/2029	4,037,000	3,970,107
4.20%, 6/15/2028	2,094,000	2,081,980
NNN REIT, Inc.:
3.50%, 10/15/2027	2,054,000	2,028,079
4.30%, 10/15/2028	4,000,000	3,971,640
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	3,891,000	3,890,689
Prologis LP:
3.38%, 12/15/2027	3,599,000	3,553,113
3.88%, 9/15/2028	3,864,000	3,809,208
4.00%, 9/15/2028	1,516,000	1,500,340
4.38%, 2/1/2029	3,700,000	3,690,787
4.88%, 6/15/2028	3,839,000	3,872,898
Public Storage Operating Co.:
1.85%, 5/1/2028	2,118,000	2,022,838
1.95%, 11/9/2028	2,086,000	1,968,642
3.09%, 9/15/2027	3,578,000	3,527,586
3.39%, 5/1/2029	3,250,000	3,158,805
5.13%, 1/15/2029	16,000	16,275
Realty Income Corp.:
2.10%, 3/15/2028	3,772,000	3,624,515
2.20%, 6/15/2028	1,334,000	1,277,145
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.25%, 6/15/2029	$1,544,000	$1,487,768
3.40%, 1/15/2028	4,530,000	4,456,569
3.65%, 1/15/2028 (b)	3,463,000	3,420,648
3.95%, 8/15/2027	3,748,000	3,729,148
3.95%, 2/1/2029	5,805,000	5,721,176
4.45%, 9/15/2026	1,728,000	1,726,583
4.70%, 12/15/2028	1,720,000	1,724,506
4.75%, 2/15/2029	2,700,000	2,712,339
Regency Centers LP 4.13%, 3/15/2028 (b)	3,294,000	3,272,721
Rexford Industrial Realty LP 5.00%, 6/15/2028	3,487,000	3,505,516
Simon Property Group LP:
1.75%, 2/1/2028	6,279,000	6,026,584
3.38%, 12/1/2027	3,913,000	3,856,418
Store Capital LLC:
4.50%, 3/15/2028	3,829,000	3,808,055
4.63%, 3/15/2029	3,611,000	3,571,532
Sun Communities Operating LP 2.30%, 11/1/2028	1,813,000	1,719,268
Tanger Properties LP 3.88%, 7/15/2027	3,937,000	3,908,221
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	3,158,000	3,107,504
Series MTN, 3.50%, 7/1/2027	1,629,000	1,615,316
Series MTN, 4.40%, 1/26/2029	1,000,000	994,370
Ventas Realty LP:
4.00%, 3/1/2028	4,247,000	4,203,808
4.40%, 1/15/2029	4,556,000	4,522,741
VICI Properties LP:
4.75%, 2/15/2028	9,531,000	9,532,906
4.75%, 4/1/2028	2,830,000	2,827,255
Welltower OP LLC:
2.05%, 1/15/2029	4,066,000	3,827,285
4.13%, 3/15/2029 (b)	3,227,000	3,192,503
4.25%, 4/15/2028	3,979,000	3,959,861
Weyerhaeuser Co. 6.95%, 10/1/2027	2,752,000	2,827,130
		353,735,178
RETAIL — 2.5%
AutoNation, Inc.:
1.95%, 8/1/2028	3,406,000	3,213,357
3.80%, 11/15/2027	2,651,000	2,618,896
4.45%, 1/15/2029 (b)	3,598,000	3,562,560
AutoZone, Inc.:
3.75%, 4/18/2029 (b)	2,750,000	2,686,338
4.50%, 2/1/2028	3,885,000	3,881,426
6.25%, 11/1/2028	1,000,000	1,034,620
Best Buy Co., Inc. 4.45%, 10/1/2028	2,283,000	2,276,014
Security Description	Principal Amount	Value
Darden Restaurants, Inc. 4.35%, 10/15/2027	$3,338,000	$3,328,353
Dollar General Corp.:
4.13%, 5/1/2028	4,088,000	4,055,378
5.20%, 7/5/2028	3,361,000	3,396,492
Dollar Tree, Inc. 4.20%, 5/15/2028	10,078,000	10,000,500
Genuine Parts Co. 6.50%, 11/1/2028	3,603,000	3,719,017
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	4,366,000	4,129,406
1.50%, 9/15/2028	6,014,000	5,668,616
2.80%, 9/14/2027	6,125,000	6,024,611
2.95%, 6/15/2029	23,600,000	22,660,248
3.75%, 9/15/2028	3,773,000	3,729,648
3.90%, 12/6/2028 (b)	4,607,000	4,566,597
4.75%, 6/25/2029	12,350,000	12,473,870
4.90%, 4/15/2029	3,386,000	3,428,833
Lowe's Cos., Inc.:
1.30%, 4/15/2028	7,205,000	6,812,183
1.70%, 9/15/2028	7,034,000	6,619,838
3.65%, 4/5/2029	25,110,000	24,531,466
3.95%, 10/15/2027	3,330,000	3,310,353
4.00%, 10/15/2028	6,319,000	6,239,570
6.50%, 3/15/2029	907,000	952,160
McDonald's Corp.:
Series MTN, 3.50%, 7/1/2027	2,880,000	2,855,174
Series MTN, 3.80%, 4/1/2028 (b)	6,746,000	6,678,742
4.80%, 8/14/2028	5,022,000	5,055,246
Series GMTN, 5.00%, 5/17/2029	4,455,000	4,514,207
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	3,490,000	3,456,391
3.90%, 6/1/2029	4,004,000	3,924,601
4.35%, 6/1/2028	2,586,000	2,577,777
Starbucks Corp.:
3.50%, 3/1/2028	6,034,000	5,943,550
4.00%, 11/15/2028 (b)	6,680,000	6,603,113
4.50%, 5/15/2028	3,190,000	3,190,000
Target Corp.:
3.38%, 4/15/2029	8,480,000	8,258,163
4.35%, 6/15/2028	3,849,000	3,849,308
TJX Cos., Inc. 1.15%, 5/15/2028	3,910,000	3,690,688
Walmart, Inc.:
1.50%, 9/22/2028	14,151,000	13,341,421
3.70%, 6/26/2028 (b)	9,138,000	9,050,915
3.90%, 4/15/2028	9,124,000	9,081,391
3.95%, 9/9/2027 (b)	5,553,000	5,540,728
4.00%, 4/30/2029	8,801,000	8,732,264
		261,264,029
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.0%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	$3,971,000	$3,973,383
Analog Devices, Inc.:
1.70%, 10/1/2028	3,550,000	3,341,899
4.25%, 6/15/2028	5,756,000	5,739,192
Applied Materials, Inc. 4.80%, 6/15/2029	6,000,000	6,063,000
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	3,768,000	3,717,735
Broadcom, Inc.:
1.95%, 2/15/2028	11,823,000	11,374,672
4.00%, 4/15/2029 (a)	9,188,000	9,037,592
4.75%, 4/15/2029	11,930,000	11,994,899
4.80%, 4/15/2028	4,901,000	4,930,553
Intel Corp.:
1.60%, 8/12/2028	3,883,000	3,653,437
3.75%, 8/5/2027	9,375,000	9,304,406
4.88%, 2/10/2028	10,551,000	10,591,516
KLA Corp. 4.10%, 3/15/2029	8,512,000	8,427,220
Lam Research Corp. 4.00%, 3/15/2029	4,675,000	4,622,921
Marvell Technology, Inc.:
2.45%, 4/15/2028	5,116,000	4,926,503
4.88%, 6/22/2028	2,849,000	2,861,621
5.75%, 2/15/2029	3,500,000	3,589,145
Microchip Technology, Inc.:
4.90%, 3/15/2028	3,812,000	3,830,336
5.05%, 3/15/2029 (b)	8,601,000	8,666,110
NVIDIA Corp.:
1.55%, 6/15/2028	4,838,000	4,586,666
4.25%, 6/15/2028	18,000,000	17,964,000
4.35%, 6/15/2029	20,000,000	19,939,600
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (b)	1,248,000	1,270,052
NXP BV/NXP Funding LLC/NXP USA, Inc.:
4.30%, 8/19/2028	3,806,000	3,778,407
4.30%, 6/18/2029	10,500,000	10,386,600
QUALCOMM, Inc. 1.30%, 5/20/2028	19,443,000	18,376,746
Texas Instruments, Inc.:
2.90%, 11/3/2027	3,555,000	3,495,987
4.60%, 2/15/2028 (b)	3,010,000	3,022,913
4.60%, 2/8/2029	3,846,000	3,871,153
TSMC Arizona Corp. 4.13%, 4/22/2029 (b)	600,000	594,978
		207,933,242
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	2,701,000	2,557,145
Security Description	Principal Amount	Value
3.48%, 12/1/2027	$4,713,000	$4,638,157
		7,195,302
SOFTWARE — 2.7%
Adobe, Inc.:
4.75%, 1/17/2028	3,893,000	3,916,592
4.80%, 4/4/2029	2,850,000	2,877,474
Atlassian Corp. 5.25%, 5/15/2029	3,679,000	3,685,475
Cadence Design Systems, Inc. 4.20%, 9/10/2027 (b)	6,917,000	6,900,814
Concentrix Corp.:
6.50%, 3/1/2029 (b)	5,200,000	5,018,000
6.60%, 8/2/2028 (b)	7,646,000	7,619,927
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	3,771,000	3,587,503
3.75%, 5/21/2029	2,882,000	2,799,258
4.45%, 3/10/2028	8,250,000	8,220,713
4.55%, 3/10/2029	30,809,000	30,572,079
Fiserv, Inc.:
4.20%, 10/1/2028	5,750,000	5,670,938
5.38%, 8/21/2028	3,956,000	3,996,786
5.45%, 3/2/2028	12,071,000	12,188,330
Intuit, Inc.:
1.35%, 7/15/2027 (b)	3,785,000	3,669,179
5.13%, 9/15/2028	5,061,000	5,119,100
Oracle Corp.:
2.30%, 3/25/2028 (b)	19,769,000	18,921,503
3.25%, 11/15/2027	8,178,500	8,016,239
4.50%, 5/6/2028	3,599,000	3,575,894
4.55%, 2/4/2029	33,668,000	33,196,985
4.80%, 8/3/2028	10,165,000	10,146,906
Roper Technologies, Inc.:
1.40%, 9/15/2027 (b)	5,481,000	5,288,617
4.20%, 9/15/2028	569,000	564,533
4.25%, 9/15/2028	3,871,000	3,840,032
Salesforce, Inc.:
1.50%, 7/15/2028	3,832,000	3,607,905
3.70%, 4/11/2028 (b)	5,939,000	5,861,793
4.50%, 3/15/2028	9,495,000	9,485,600
4.65%, 3/15/2029	59,733,000	59,709,704
ServiceNow, Inc. 4.25%, 5/15/2028	4,967,000	4,951,106
Synopsys, Inc. 4.65%, 4/1/2028	3,906,000	3,911,429
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	5,123,000	5,147,129
5.40%, 6/12/2029	3,775,000	3,846,083
VMware LLC 1.80%, 8/15/2028	3,675,000	3,475,631
Workday, Inc. 3.70%, 4/1/2029	3,150,000	3,061,107
		292,450,364
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 2.2%
America Movil SAB de CV 3.63%, 4/22/2029	$3,639,000	$3,534,233
AT&T, Inc.:
1.65%, 2/1/2028	17,136,000	16,378,417
4.10%, 2/15/2028	8,042,000	7,979,996
4.35%, 3/1/2029	24,329,000	24,170,618
British Telecommunications Ltd. 5.13%, 12/4/2028	3,550,000	3,577,513
Cisco Systems, Inc.:
4.55%, 2/24/2028 (b)	3,466,000	3,479,725
4.85%, 2/26/2029	22,083,000	22,316,859
Motorola Solutions, Inc.:
4.60%, 2/23/2028	8,987,000	9,007,490
4.60%, 5/23/2029	4,386,000	4,372,491
5.00%, 4/15/2029	2,000,000	2,021,100
Rogers Communications, Inc. 5.00%, 2/15/2029	10,092,000	10,154,873
Sprint Capital Corp. 6.88%, 11/15/2028	37,989,000	39,793,098
TELUS Corp. 3.70%, 9/15/2027	3,192,000	3,157,814
T-Mobile USA, Inc.:
2.05%, 2/15/2028	11,361,000	10,918,603
2.40%, 3/15/2029	3,326,000	3,138,946
2.63%, 2/15/2029 (b)	5,860,000	5,573,387
3.38%, 4/15/2029	24,056,000	23,265,279
4.80%, 7/15/2028	4,177,000	4,195,504
4.85%, 1/15/2029	8,503,000	8,555,804
4.95%, 3/15/2028	3,958,000	3,983,885
Verizon Communications, Inc.:
2.10%, 3/22/2028	18,720,000	17,968,954
3.88%, 2/8/2029	2,500,000	2,461,650
4.33%, 9/21/2028	7,204,000	7,180,443
		237,186,682
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc. 3.50%, 9/15/2027	3,971,000	3,923,825
TRANSPORTATION — 0.9%
Canadian National Railway Co. 4.35%, 5/12/2029	18,475,000	18,360,270
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	1,150,000	1,139,960
4.00%, 3/15/2029	2,749,000	2,707,408
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028 (b)	4,283,000	4,251,092
CSX Corp.:
3.80%, 3/1/2028 (b)	3,889,000	3,848,399
4.25%, 3/15/2029	5,121,000	5,085,153
Fedex Freight Holding Co., Inc. 4.30%, 3/15/2029 (a)	14,665,000	14,462,330
GXO Logistics, Inc. 6.25%, 5/6/2029	4,664,000	4,819,917
Security Description	Principal Amount	Value
Kirby Corp. 4.20%, 3/1/2028	$2,664,000	$2,646,364
Norfolk Southern Corp. 3.80%, 8/1/2028	3,906,000	3,854,714
Ryder System, Inc.:
Series MTN, 5.25%, 6/1/2028	3,304,000	3,346,688
Series MTN, 5.38%, 3/15/2029	1,500,000	1,531,095
Series MTN, 5.50%, 6/1/2029	771,000	788,417
Series MTN, 5.65%, 3/1/2028	1,702,000	1,731,802
6.30%, 12/1/2028	3,650,000	3,784,174
Union Pacific Corp.:
3.70%, 3/1/2029	6,791,000	6,668,083
3.95%, 9/10/2028	4,845,000	4,800,087
6.63%, 2/1/2029	3,014,000	3,180,041
United Parcel Service, Inc.:
3.05%, 11/15/2027	3,827,000	3,768,447
3.40%, 3/15/2029	4,761,000	4,637,595
		95,412,036
TRUCKING & LEASING — 0.0% *
GATX Corp.:
3.50%, 3/15/2028	1,100,000	1,079,375
4.55%, 11/7/2028	1,778,000	1,770,212
4.70%, 4/1/2029	1,000,000	998,850
		3,848,437
WATER — 0.3%
American Water Capital Corp.:
2.95%, 9/1/2027	4,052,000	3,989,275
3.45%, 6/1/2029	5,000,000	4,848,700
3.75%, 9/1/2028	7,927,000	7,801,833
4.63%, 6/1/2029	4,010,000	4,012,687
Essential Utilities, Inc.:
3.57%, 5/1/2029	2,600,000	2,520,778
4.80%, 8/15/2027	3,913,000	3,922,861
United Utilities PLC 6.88%, 8/15/2028	6,406,000	6,675,628
		33,771,762
TOTAL CORPORATE BONDS & NOTES (Cost $10,552,245,202)		10,502,165,985

Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	348,861,635	348,861,635
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	151,132,935	$151,132,935
TOTAL SHORT-TERM INVESTMENTS (Cost $499,994,570)		499,994,570
TOTAL INVESTMENTS — 103.2% (Cost $11,052,239,772)		11,002,160,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(345,353,766)
NET ASSETS — 100.0%		$10,656,806,789

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.2% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,502,165,985	$—	$10,502,165,985
Short-Term Investments	499,994,570	—	—	499,994,570
TOTAL INVESTMENTS	$499,994,570	$10,502,165,985	$—	$11,002,160,555
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,757,430	$244,757,430	$3,441,427,412	$3,337,323,207	$—	$—	348,861,635	$348,861,635	$1,426,864
State Street Navigator Securities Lending Portfolio II	317,373,607	317,373,607	1,588,784,388	1,755,025,060	—	—	151,132,935	151,132,935	1,014,047
Total		$562,131,037	$5,030,211,800	$5,092,348,267	$—	$—		$499,994,570	$2,440,911
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$7,164,700	$7,327,025
5.25%, 2/15/2029	5,099,400	5,236,446
5.50%, 8/15/2028	4,760,000	4,879,744
6.13%, 11/15/2027	9,747,000	9,982,299
6.38%, 8/15/2027	5,155,100	5,274,513
U.S. Treasury Notes:
0.38%, 7/31/2027	44,438,700	42,683,718
0.38%, 9/30/2027	61,573,600	58,771,520
0.50%, 8/31/2027	48,100,300	46,125,557
0.50%, 10/31/2027	57,079,100	54,394,599
0.63%, 11/30/2027	64,150,500	61,060,751
0.63%, 12/31/2027	67,694,300	64,243,477
0.75%, 1/31/2028	75,472,700	71,542,813
1.00%, 7/31/2028	71,299,400	66,848,758
1.13%, 2/29/2028	75,053,700	71,415,355
1.13%, 8/31/2028	66,541,100	62,387,480
1.25%, 3/31/2028	63,966,100	60,847,753
1.25%, 4/30/2028	74,498,200	70,706,358
1.25%, 5/31/2028	75,247,300	71,252,726
1.25%, 6/30/2028	62,352,500	58,903,627
1.25%, 9/30/2028	68,257,300	64,017,882
1.38%, 10/31/2028	68,731,900	64,500,592
1.38%, 12/31/2028	64,732,300	60,479,186
1.50%, 11/30/2028	62,146,400	58,373,920
1.75%, 1/31/2029	65,743,600	61,876,028
1.88%, 2/28/2029	58,667,700	55,308,058
2.25%, 8/15/2027	56,570,100	55,398,922
2.25%, 11/15/2027	57,318,900	55,865,776
2.38%, 3/31/2029	54,254,600	51,758,041
2.38%, 5/15/2029	57,334,100	54,592,813
2.63%, 2/15/2029	71,079,500	68,375,148
2.75%, 7/31/2027 (a)	42,491,600	41,869,164
2.75%, 2/15/2028	74,288,900	72,640,615
2.75%, 5/31/2029	46,269,800	44,491,305
2.88%, 5/15/2028	76,211,300	74,448,914
2.88%, 8/15/2028 (a)	71,297,500	69,442,651
2.88%, 4/30/2029	49,157,200	47,475,102
3.13%, 8/31/2027	56,765,700	56,115,999
3.13%, 11/15/2028	62,146,400	60,694,699
3.25%, 6/30/2029	45,200,700	44,042,432
3.38%, 9/15/2027 (a)	74,484,400	73,806,476
3.38%, 11/30/2027	82,275,400	81,391,582
3.38%, 12/31/2027 (a)	82,442,300	81,495,502
3.38%, 2/29/2028 (a)	82,054,700	81,029,016
3.38%, 9/15/2028	68,257,300	67,126,788
3.50%, 9/30/2027	75,901,400	75,302,491
3.50%, 10/31/2027	54,912,900	54,440,992
3.50%, 1/31/2028	109,122,900	107,997,570
3.50%, 4/30/2028	51,107,000	50,506,094
3.50%, 10/15/2028	67,826,300	66,840,699
3.50%, 11/15/2028	66,944,700	65,940,530
3.50%, 12/15/2028	73,170,600	72,044,459
Security Description	Principal Amount	Value
3.50%, 1/15/2029 (a)	$72,727,500	$71,562,724
3.50%, 2/15/2029	67,530,100	66,416,909
3.50%, 3/15/2029	70,728,700	69,546,205
3.63%, 8/31/2027	68,405,200	68,012,404
3.63%, 3/31/2028	50,261,600	49,800,214
3.63%, 5/31/2028	50,172,100	49,678,218
3.63%, 8/15/2028	68,904,000	68,150,363
3.75%, 8/15/2027 (a)	77,159,300	76,830,770
3.75%, 4/15/2028	74,335,000	73,800,717
3.75%, 4/30/2028	54,071,900	53,683,258
3.75%, 5/15/2028	70,405,200	69,885,412
3.75%, 12/31/2028	66,646,000	65,984,747
3.88%, 7/31/2027	51,669,100	51,523,781
3.88%, 10/15/2027	76,107,000	75,830,518
3.88%, 11/30/2027	55,606,400	55,387,016
3.88%, 12/31/2027	53,171,700	52,947,382
3.88%, 3/15/2028	73,500,600	73,150,324
3.88%, 3/31/2028 (a)	45,743,800	45,520,442
3.88%, 6/15/2028	69,290,700	68,917,180
3.88%, 7/15/2028	69,389,100	68,993,366
3.88%, 4/15/2029	68,818,000	68,301,865
3.88%, 5/15/2029	72,431,800	71,882,903
4.00%, 12/15/2027	72,144,200	71,975,112
4.00%, 2/29/2028	51,592,900	51,455,856
4.00%, 5/31/2028 (a)	50,403,100	50,259,373
4.00%, 6/30/2028	51,820,700	51,660,784
4.00%, 1/31/2029	77,033,500	76,708,515
4.13%, 9/30/2027	57,065,900	57,043,609
4.13%, 10/31/2027	57,079,100	57,043,426
4.13%, 11/15/2027	75,112,200	75,065,255
4.13%, 6/30/2028	63,200,700	63,168,606
4.13%, 7/31/2028	52,325,500	52,284,621
4.13%, 3/31/2029	77,507,100	77,422,327
4.13%, 6/15/2029	65,289,800	65,233,692
4.25%, 1/15/2028	71,887,900	71,963,719
4.25%, 2/15/2028	70,359,100	70,438,803
4.25%, 2/28/2029	76,176,200	76,336,885
4.25%, 6/30/2029	80,356,400	80,544,735
4.38%, 7/15/2027	68,347,900	68,518,770
4.38%, 8/31/2028	54,175,500	54,404,053
4.38%, 11/30/2028	65,989,000	66,293,168
4.50%, 5/31/2029	80,466,400	81,195,627
4.63%, 9/30/2028	58,510,700	59,077,522
4.63%, 4/30/2029	83,560,700	84,566,040
4.88%, 10/31/2028 (a)	62,968,100	63,942,138
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,917,627,408)		5,875,983,319

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $14,431,401)	14,431,401	$14,431,401
TOTAL INVESTMENTS — 99.2% (Cost $5,932,058,809)		5,890,414,720
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		48,259,002
NET ASSETS — 100.0%		$5,938,673,722

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,875,983,319	$—	$5,875,983,319
Short-Term Investment	14,431,401	—	—	14,431,401
TOTAL INVESTMENTS	$14,431,401	$5,875,983,319	$—	$5,890,414,720
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,190,679	$10,190,679	$330,007,475	$325,766,753	$—	$—	14,431,401	$14,431,401	$385,904
State Street Navigator Securities Lending Portfolio II	—	—	1,024,711,799	1,024,711,799	—	—	—	—	60,441
Total		$10,190,679	$1,354,719,274	$1,350,478,552	$—	$—		$14,431,401	$446,345
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.5%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$12,383,128	$6,556,044
0.13%, 2/15/2052	13,523,079	7,006,645
0.25%, 2/15/2050	11,386,366	6,421,288
0.63%, 2/15/2043	17,429,984	12,723,888
0.75%, 2/15/2042	17,038,314	13,011,348
0.75%, 2/15/2045	18,428,024	13,104,412
0.88%, 2/15/2047	12,677,928	8,923,578
1.00%, 2/15/2046	15,667,766	11,515,502
1.00%, 2/15/2048	14,110,331	10,052,784
1.00%, 2/15/2049	11,951,508	8,402,003
1.38%, 2/15/2044	19,045,324	15,563,601
1.50%, 2/15/2053	11,412,006	8,678,474
1.75%, 1/15/2028	13,768,728	13,676,757
2.13%, 2/15/2040	14,138,842	13,653,372
2.13%, 2/15/2041	21,357,817	20,420,910
2.13%, 2/15/2054	10,275,565	8,985,098
2.38%, 2/15/2055	11,498,153	10,594,021
2.38%, 2/15/2056	4,238,123	3,909,089
2.50%, 1/15/2029	13,242,636	13,412,308
3.38%, 4/15/2032 (a)	5,783,161	6,228,532
3.63%, 4/15/2028	18,075,310	18,535,312
3.88%, 4/15/2029	20,888,719	21,940,499
U.S. Treasury Inflation-Indexed Notes:
0.13%, 1/15/2030	28,157,399	26,444,857
0.13%, 7/15/2030	31,650,662	29,576,678
0.13%, 1/15/2031	32,630,876	30,144,683
0.13%, 7/15/2031	34,047,259	31,266,289
0.13%, 1/15/2032	35,507,195	32,151,349
0.25%, 7/15/2029	30,507,056	29,102,063
0.38%, 7/15/2027	26,193,261	25,760,970
0.50%, 1/15/2028	31,107,306	30,318,688
0.63%, 7/15/2032	30,184,702	27,971,551
0.75%, 7/15/2028	27,670,142	27,060,535
0.88%, 1/15/2029	28,258,966	27,492,331
1.13%, 10/15/2030	30,180,199	29,311,339
1.13%, 1/15/2033	30,964,824	29,297,440
1.25%, 4/15/2028	22,568,965	22,206,627
1.25%, 4/15/2031	24,469,458	23,713,868
1.38%, 7/15/2033	27,717,670	26,597,053
Security Description	Principal Amount	Value
1.63%, 10/15/2027	$24,686,923	$24,570,239
1.63%, 10/15/2029	24,327,463	24,164,013
1.63%, 4/15/2030	29,114,372	28,764,090
1.75%, 1/15/2034	32,797,634	32,055,844
1.88%, 7/15/2034	34,076,246	33,595,718
1.88%, 7/15/2035	32,945,695	32,227,582
1.88%, 1/15/2036 (a)	32,597,023	31,677,686
2.13%, 4/15/2029	27,352,137	27,436,010
2.13%, 1/15/2035	34,841,081	34,781,198
2.38%, 10/15/2028	24,722,352	24,989,855
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,062,868,035)		995,994,021

	Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	236,587	236,587
State Street Navigator Securities Lending Portfolio II (d) (e)	22,242,550	22,242,550
TOTAL SHORT-TERM INVESTMENTS (Cost $22,479,137)		22,479,137
TOTAL INVESTMENTS — 100.7% (Cost $1,085,347,172)		1,018,473,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(6,968,745)
NET ASSETS — 100.0%		$1,011,504,413

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$995,994,021	$—	$995,994,021
Short-Term Investments	22,479,137	—	—	22,479,137
TOTAL INVESTMENTS	$22,479,137	$995,994,021	$—	$1,018,473,158
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,652	$1,329,652	$85,415,760	$86,508,825	$—	$—	236,587	$236,587	$79,517
State Street Navigator Securities Lending Portfolio II	3,242,178	3,242,178	57,581,041	38,580,669	—	—	22,242,550	22,242,550	7,286
Total		$4,571,830	$142,996,801	$125,089,494	$—	$—		$22,479,137	$86,803
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
4.50%, 2/15/2036	$13,959,400	$14,125,168
5.38%, 2/15/2031	12,264,900	12,852,274
6.13%, 8/15/2029	1,126,100	1,188,299
6.25%, 5/15/2030	8,304,200	8,899,118
U.S. Treasury Notes:
0.63%, 5/15/2030	111,816,400	97,690,844
0.63%, 8/15/2030	168,536,600	145,955,330
0.88%, 11/15/2030	138,872,900	120,580,735
1.13%, 2/15/2031	113,688,500	99,202,099
1.25%, 8/15/2031	174,415,600	150,733,232
1.38%, 11/15/2031 (a)	174,566,200	150,767,918
1.50%, 2/15/2030	95,715,200	87,190,565
1.63%, 8/15/2029	27,287,700	25,288,023
1.63%, 5/15/2031	108,250,300	96,038,313
1.75%, 11/15/2029 (a)	68,534,000	63,399,305
1.88%, 2/15/2032	167,315,200	147,590,307
2.63%, 7/31/2029	48,489,900	46,341,949
2.75%, 8/15/2032 (a)	183,133,200	168,182,092
2.88%, 5/15/2032	157,712,200	146,413,600
3.13%, 8/31/2029	55,610,900	53,899,127
3.38%, 5/15/2033 (a)	155,326,900	146,711,111
3.50%, 9/30/2029	91,829,900	89,971,780
3.50%, 1/31/2030	66,828,100	65,324,468
3.50%, 4/30/2030	77,052,400	75,186,287
3.50%, 11/30/2030	115,155,300	111,925,554
3.50%, 2/28/2031 (a)	122,870,900	119,261,567
3.50%, 2/15/2033 (a)	155,286,000	148,164,682
3.63%, 8/31/2029 (a)	111,255,500	109,482,365
3.63%, 3/31/2030	78,452,200	76,932,189
3.63%, 8/31/2030	111,865,100	109,435,530
3.63%, 9/30/2030	122,068,600	119,369,740
3.63%, 10/31/2030	110,606,400	108,100,474
3.63%, 12/31/2030	111,781,500	109,152,889
3.63%, 9/30/2031	71,641,000	69,637,291
3.75%, 5/31/2030	76,846,400	75,633,668
3.75%, 6/30/2030	62,910,700	61,893,316
3.75%, 12/31/2030 (a)	57,758,900	56,680,433
3.75%, 1/31/2031	110,040,100	107,968,252
3.75%, 8/31/2031	66,069,800	64,624,523
3.75%, 10/31/2032	77,352,000	75,067,699
3.75%, 11/30/2032	75,427,000	73,170,083
3.75%, 2/28/2033 (a)	72,492,800	70,216,073
3.88%, 9/30/2029	52,131,900	51,663,528
3.88%, 11/30/2029 (a)	71,579,600	70,891,765
3.88%, 12/31/2029	84,418,600	83,581,010
3.88%, 4/30/2030 (a)	119,679,300	118,379,658
3.88%, 6/30/2030	112,579,900	111,278,195
3.88%, 7/31/2030 (a)	112,720,200	111,390,454
3.88%, 3/31/2031 (a)	77,780,400	76,686,613
3.88%, 4/30/2031 (a)	101,502,700	100,051,529
3.88%, 8/31/2032	70,227,700	68,718,902
3.88%, 9/30/2032	69,419,300	67,884,483
Security Description	Principal Amount	Value
3.88%, 12/31/2032 (a)	$79,210,400	$77,347,718
3.88%, 8/15/2033 (a)	169,373,800	164,702,789
3.88%, 8/15/2034	188,965,400	182,528,766
4.00%, 7/31/2029	71,368,400	71,039,437
4.00%, 10/31/2029	60,067,400	59,738,906
4.00%, 2/28/2030 (a)	177,434,600	176,367,221
4.00%, 3/31/2030	122,953,400	122,165,730
4.00%, 5/31/2030	119,606,200	118,793,252
4.00%, 7/31/2030	53,251,700	52,864,793
4.00%, 1/31/2031 (a)	58,038,900	57,535,594
4.00%, 4/30/2032	76,468,800	75,465,147
4.00%, 6/30/2032	74,741,500	73,696,287
4.00%, 7/31/2032	72,283,000	71,243,932
4.00%, 1/31/2033	76,736,800	75,435,872
4.00%, 2/15/2034	192,995,100	188,562,244
4.00%, 11/15/2035	186,892,100	180,788,905
4.13%, 10/31/2029	85,511,300	85,377,689
4.13%, 11/30/2029	112,399,100	112,223,476
4.13%, 8/31/2030	102,592,300	102,303,759
4.13%, 3/31/2031	50,072,300	49,888,441
4.13%, 5/31/2031 (a)	93,330,800	93,002,684
4.13%, 6/30/2031	72,895,500	72,639,227
4.13%, 7/31/2031 (a)	71,987,600	71,689,527
4.13%, 10/31/2031	79,406,700	79,015,871
4.13%, 11/30/2031	80,953,600	80,523,534
4.13%, 2/29/2032	83,356,500	82,855,059
4.13%, 3/31/2032	80,468,600	79,953,098
4.13%, 5/31/2032	75,421,000	74,890,696
4.13%, 11/15/2032	165,398,800	163,925,717
4.13%, 4/30/2033	71,051,600	70,285,575
4.13%, 2/15/2036 (a)	178,597,200	174,299,705
4.25%, 1/31/2030	131,150,100	131,436,991
4.25%, 2/28/2031 (a)	72,662,300	72,792,865
4.25%, 6/30/2031	61,400,700	61,491,842
4.25%, 3/31/2033	70,994,300	70,783,536
4.25%, 5/31/2033	77,028,300	76,757,498
4.25%, 6/30/2033	70,901,000	70,635,121
4.25%, 11/15/2034	197,879,800	195,962,839
4.25%, 5/15/2035	196,318,900	194,018,288
4.25%, 8/15/2035	199,497,400	196,972,511
4.38%, 12/31/2029	111,375,600	112,089,100
4.38%, 11/30/2030	84,688,000	85,263,614
4.38%, 1/31/2032	72,352,900	72,822,064
4.38%, 5/15/2034	190,927,800	190,987,465
4.38%, 5/15/2036	112,040,500	111,462,791
4.50%, 12/31/2031	83,894,000	84,968,892
4.50%, 11/15/2033	184,539,300	186,399,111
4.63%, 9/30/2030	57,362,400	58,299,021
4.63%, 4/30/2031	52,163,100	53,096,331
4.63%, 5/31/2031	73,137,300	74,451,486
4.63%, 2/15/2035 (a)	197,242,800	200,386,357
4.88%, 10/31/2030 (a)	72,681,500	74,595,068
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,234,655,775)		10,057,597,851

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $22,964,221)	22,964,221	$22,964,221
TOTAL INVESTMENTS — 99.1% (Cost $10,257,619,996)		10,080,562,072
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		95,222,909
NET ASSETS — 100.0%		$10,175,784,981

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,057,597,851	$—	$10,057,597,851
Short-Term Investment	22,964,221	—	—	22,964,221
TOTAL INVESTMENTS	$22,964,221	$10,057,597,851	$—	$10,080,562,072
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,207,769	$17,207,769	$810,501,786	$804,745,334	$—	$—	22,964,221	$22,964,221	$583,301
State Street Navigator Securities Lending Portfolio II	—	—	1,361,143,274	1,361,143,274	—	—	—	—	57,575
Total		$17,207,769	$2,171,645,060	$2,165,888,608	$—	$—		$22,964,221	$640,876
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
ADVERTISING — 1.2%
Advantage Sales & Marketing, Inc.:
6.50%, 11/15/2028 (a)	$238	$203
9.00%, 11/15/2030 (a) (b)	3,354,500	2,989,363
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	8,007,000	8,296,693
7.50%, 6/1/2029 (a)	9,604,000	9,614,180
7.50%, 3/15/2033 (a)	7,874,000	8,299,668
7.75%, 4/15/2028 (a)	5,013,000	5,020,920
7.88%, 4/1/2030 (a)	9,320,200	9,697,482
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	4,357,866	3,201,332
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	3,729,000	3,476,286
3.75%, 2/15/2028	5,767,000	5,655,985
4.00%, 2/15/2030	1,439,000	1,376,965
4.88%, 1/15/2029	2,501,000	2,480,467
5.38%, 11/1/2033 (a)	875,000	857,535
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (a)	21,608,400	22,043,593
9.50%, 2/15/2033 (a)	11,827,000	11,962,537
10.38%, 5/15/2031 (a)	12,887,000	13,351,834
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	8,386,000	8,166,454
4.63%, 3/15/2030 (a)	2,169,000	2,103,540
6.00%, 6/15/2034 (a)	1,873,000	1,869,423
7.38%, 2/15/2031 (a)	2,636,500	2,741,644
Stagwell Global LLC 5.63%, 8/15/2029 (a)	8,788,000	8,477,432
		131,683,536
AEROSPACE & DEFENSE — 2.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	11,003,000	11,253,538
ATI, Inc.:
4.88%, 10/1/2029	2,977,000	2,944,640
5.13%, 10/1/2031	2,071,000	2,049,296
5.88%, 12/1/2027	1,927,000	1,927,578
5.88%, 6/15/2033	2,980,000	3,021,184
7.25%, 8/15/2030	4,255,000	4,417,754
Bombardier, Inc.:
5.88%, 1/15/2035 (a)	405,000	406,523
6.75%, 6/15/2033 (a)	5,324,000	5,514,014
7.00%, 6/1/2032 (a)	5,471,000	5,671,731
7.25%, 7/1/2031 (a)	8,695,000	9,102,448
7.45%, 5/1/2034 (a)	8,727,000	9,650,927
8.75%, 11/15/2030 (a)	4,009,000	4,240,480
Security Description	Principal Amount	Value
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	$4,929,000	$4,932,302
Goat Holdco LLC 6.75%, 2/1/2032 (a)	4,205,000	4,304,532
Moog, Inc. 5.50%, 10/15/2034 (a)	5,116,000	5,044,939
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	4,500	4,486
TransDigm, Inc.:
4.63%, 1/15/2029	4,407,000	4,338,603
6.00%, 1/15/2033 (a)	12,256,000	12,372,555
6.13%, 7/31/2034 (a)	11,324,000	11,313,695
6.25%, 1/31/2034 (a)	4,889,000	4,988,931
6.38%, 3/1/2029 (a)	23,614,000	23,986,157
6.38%, 5/31/2033 (a)	19,786,000	19,987,224
6.63%, 3/1/2032 (a)	24,619,000	25,250,231
6.75%, 8/15/2028 (a)	15,524,000	15,679,550
6.75%, 1/31/2034 (a)	14,435,000	14,813,919
6.88%, 12/15/2030 (a)	8,269,000	8,504,832
7.13%, 12/1/2031 (a)	6,535,000	6,765,685
		222,487,754
AGRICULTURE — 0.1%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	3,600,300	3,596,628
6.00%, 6/15/2030 (a)	7,039,000	7,085,950
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	1,250,000	1,292,487
		11,975,065
AIRLINES — 0.9%
Alaska Airlines, Inc. 6.50%, 6/1/2031 (a) (b)	5,224,000	5,249,545
Allegiant Travel Co.:
7.13%, 7/1/2031 (a)	5,325,000	5,388,953
7.25%, 8/15/2027 (a)	5,004,000	5,018,462
American Airlines, Inc. 7.25%, 2/15/2028 (a)	5,463,000	5,530,741
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	28,777,376	28,826,010
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	10,901,000	9,886,771
OneSky Flight LLC 8.88%, 12/15/2029 (a)	7,362,000	7,787,744
United Airlines Holdings, Inc.:
4.88%, 3/1/2029	7,937,000	7,855,884
5.38%, 3/1/2031	6,936,000	6,894,939
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	7,879,000	7,499,075
8.75%, 1/15/2032 (a) (b)	4,360,000	4,333,186
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
9.50%, 6/1/2028 (a) (b)	$1,621,000	$1,642,381
WestJet Airlines Ltd. 8.00%, 2/14/2031 (a)	2,420,000	2,428,712
		98,342,403
APPAREL — 0.5%
Beach Acquisition Bidco LLC 10.00%, 7/15/2033 (a)	16,655,362	18,899,006
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	5,615,700	5,895,924
Crocs, Inc.:
4.13%, 8/15/2031 (a)	3,213,000	2,994,773
4.25%, 3/15/2029 (a)	5,071,000	4,920,746
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	3,147,000	3,013,127
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	60,000	55,668
Under Armour, Inc. 7.25%, 7/15/2030 (a)	4,144,000	4,185,564
VF Corp.:
2.95%, 4/23/2030	3,953,000	3,605,966
6.00%, 10/15/2033	226,000	227,216
6.45%, 11/1/2037	1,362,000	1,296,147
William Carter Co. 7.38%, 2/15/2031 (a) (b)	7,945,000	8,221,168
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	343,000	322,900
		53,638,205
AUTO MANUFACTURERS — 1.2%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	6,251,500	5,847,403
4.75%, 10/1/2027 (a)	4,333,000	4,324,507
5.88%, 6/1/2029 (a)	313,500	315,914
5.88%, 12/1/2033 (a)	3,323,000	3,309,708
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	7,904,000	6,333,633
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	1,929,500	1,913,697
5.50%, 7/15/2029 (a) (b)	1,453,000	1,441,943
5.88%, 1/15/2028 (a)	4,111,000	4,105,204
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	10,226,600	10,516,115
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	3,710,000	3,985,171
Nissan Motor Acceptance Co. LLC:
2.45%, 9/15/2028 (a)	928,000	860,182
2.75%, 3/9/2028 (a)	7,636,000	7,259,622
5.55%, 9/13/2029 (a)	1,659,000	1,621,457
5.63%, 9/29/2028 (a)	5,008,000	4,988,970
6.13%, 9/30/2030 (a)	6,535,000	6,423,840
7.05%, 9/15/2028 (a)	8,239,000	8,436,901
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	15,207,000	14,968,554
Security Description	Principal Amount	Value
4.81%, 9/17/2030 (a)	$17,735,000	$16,515,009
7.50%, 7/17/2030 (a)	8,829,000	9,101,551
7.75%, 7/17/2032 (a)	8,443,000	8,747,961
8.13%, 7/17/2035 (a)	9,887,000	10,537,663
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,388,000	4,582,979
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	3,738,700	3,477,477
		139,615,461
AUTO PARTS & EQUIPMENT — 2.0%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	3,098,010	3,148,972
7.50%, 2/15/2033 (a) (b)	5,393,000	5,567,248
8.25%, 4/15/2031 (a)	296,000	309,208
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	2,338,000	2,270,245
6.38%, 10/15/2032 (a)	7,826,000	7,797,200
7.75%, 10/15/2033 (a)	9,532,000	9,419,141
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (c)	6,556,000	6,696,823
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	6,794,000	6,893,464
6.75%, 2/15/2030 (a)	2,114,000	2,177,864
6.75%, 9/15/2032 (a)	7,913,000	8,075,770
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	10,250,000	10,355,472
Cyprium Corp./Cyprium Holdings Luxembourg SARL:
6.13%, 4/15/2031 (a)	2,804,000	2,806,327
6.38%, 4/15/2034 (a)	5,753,000	5,739,883
Dexko Global, Inc. 7.50%, 4/15/2032 (a) (b)	5,903,030	4,883,695
Dorman Products, Inc. 6.25%, 6/15/2034 (a)	2,935,000	2,967,579
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	380,000	338,394
Forvia SE:
6.75%, 9/15/2033 (a) (b)	3,927,000	3,920,952
8.00%, 6/15/2030 (a) (b)	3,614,000	3,805,253
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	10,464,000	10,982,805
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	5,549,000	5,303,512
5.25%, 4/30/2031	620,000	559,631
5.25%, 7/15/2031	11,657,000	10,372,282
5.63%, 4/30/2033 (b)	2,683,000	2,335,122
6.63%, 7/15/2030 (b)	1,752,000	1,691,083
8.88%, 7/15/2032	8,165,000	8,235,382
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	6,582,929	6,633,881
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
7.38%, 5/15/2033 (a)	$1,100,000	$1,143,824
7.75%, 11/15/2030 (a)	4,517,273	4,665,711
8.00%, 11/15/2032 (a)	5,596,692	5,824,198
Phinia, Inc.:
6.63%, 10/15/2032 (a)	637,500	651,353
6.75%, 4/15/2029 (a)	6,626,000	6,791,981
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	11,434,000	11,502,604
6.25%, 8/15/2033 (a)	7,195,000	7,321,848
Realtruck Group, Inc. 6.25%, 7/31/2031 (a)	2,448,750	503,218
Tenneco, Inc. 8.00%, 11/17/2028 (a)	14,690,900	14,781,249
Titan International, Inc. 7.00%, 4/30/2028	4,408,000	4,402,534
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	8,070,000	7,993,981
6.88%, 4/14/2028 (a)	2,856,064	2,915,556
6.88%, 4/23/2032 (a)	2,218,000	2,182,002
7.13%, 4/14/2030 (a)	7,295,000	7,341,104
7.50%, 3/24/2031 (a)	14,968,000	15,071,429
		226,379,780
BANKS — 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	2,386,000	2,403,012
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	2,745,000	2,944,754
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	35,000	34,751
12.25%, 10/1/2030 (a)	5,015,500	5,411,674
Popular, Inc. 7.25%, 3/13/2028	1,208,000	1,244,892
		12,039,083
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	5,685,500	5,551,891
6.25%, 4/1/2029 (a)	1,332,000	1,337,288
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,554,000	1,548,064
		8,437,243
BIOTECHNOLOGY — 0.2%
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	3,092,000	3,037,457
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	8,931,000	9,098,188
7.25%, 12/15/2033 (a)	5,816,000	6,072,137
		18,207,782
CHEMICALS — 3.1%
Ashland, Inc.:
3.38%, 9/1/2031 (a) (b)	2,678,000	2,495,360
Security Description	Principal Amount	Value
6.88%, 5/15/2043	$961,000	$974,675
ASP Unifrax Holdings, Inc.:
7.10%, 9/30/2029 (a)	5,522,044	16,732
10.43%, 9/30/2029 (a)	2,441,703	996,459
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	4,234,000	4,405,392
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	3,995,000	3,812,469
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 7.13%, 6/15/2033 (a)	4,250,000	4,293,520
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	13,305,000	13,560,323
6.75%, 4/15/2033	3,295,500	3,357,917
7.00%, 2/15/2031	6,172,000	6,350,433
7.17%, 7/15/2027	1,444,000	1,475,349
7.33%, 7/15/2029	7,836,000	8,190,344
7.35%, 11/15/2028	8,489,000	8,844,774
7.38%, 7/15/2032	6,977,000	7,325,920
7.38%, 2/15/2034 (b)	8,226,000	8,496,964
7.55%, 11/15/2030	4,703,000	4,984,992
7.70%, 11/15/2033	6,235,000	6,661,349
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a) (b)	6,821,000	6,129,078
Chemours Co.:
4.63%, 11/15/2029 (a)	5,041,000	4,810,727
5.75%, 11/15/2028 (a)	6,547,309	6,542,791
7.88%, 3/15/2034 (a)	2,975,000	2,989,964
8.00%, 1/15/2033 (a)	5,855,000	5,927,778
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	3,976,000	3,823,322
12.00%, 2/15/2031 (a)	3,288,000	3,398,411
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	9,066,000	9,047,324
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	5,286,000	5,156,652
FMC Corp.:
3.45%, 10/1/2029 (b)	2,363,000	2,187,996
4.50%, 10/1/2049 (b)	4,308,000	2,787,750
5.65%, 5/18/2033 (b)	2,937,000	2,628,967
6.38%, 5/18/2053 (b)	1,233,000	968,435
5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (c)	5,299,000	3,866,362
HB Fuller Co. 4.25%, 10/15/2028	3,113,000	3,062,663
Herens Holdco SARL 4.75%, 5/15/2028 (a) (b)	3,827,000	3,360,259
Huntsman International LLC:
2.95%, 6/15/2031	4,557,000	4,097,609
4.50%, 5/1/2029	6,110,000	5,968,798
5.70%, 10/15/2034 (b)	5,651,000	5,443,269
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	$935,000	$931,933
7.50%, 4/15/2029 (a)	9,770,000	9,493,802
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	3,973,000	3,734,421
Ingevity Corp. 3.88%, 11/1/2028 (a)	8,153,000	7,897,730
Innophos Holdings, Inc.:
9.38%, 2/15/2028 (a) (b)	961,000	962,153
11.50%, 6/15/2029 (a)	3,114,395	2,878,604
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	882,000	876,232
Methanex Corp.:
5.13%, 10/15/2027	10,579,000	10,568,104
5.25%, 12/15/2029	5,292,000	5,258,237
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	5,443,000	5,511,364
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	549,000	545,432
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	955,000	932,720
7.00%, 12/1/2031 (a)	2,914,000	3,063,692
8.50%, 11/15/2028 (a)	4,445,000	4,600,575
9.00%, 2/15/2030 (a)	8,401,000	8,804,332
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	102,000	97,451
Olin Corp.:
5.00%, 2/1/2030	8,012,766	7,766,774
5.63%, 8/1/2029	3,430,500	3,406,692
6.63%, 4/1/2033 (a)	6,867,000	6,784,733
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	7,541,300	7,316,343
6.75%, 8/1/2032 (a)	9,174,000	8,961,347
7.25%, 6/15/2031 (a)	4,121,000	4,185,082
7.25%, 2/15/2033 (a)	13,483,000	13,325,249
Perimeter Holdings LLC 6.25%, 1/15/2034 (a)	4,932,000	4,927,709
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	4,291,000	4,580,771
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	10,004,000	9,866,045
6.63%, 5/1/2029 (a) (b)	1,349,000	1,337,695
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	8,350,000	8,172,813
SNF Group SACA 3.38%, 3/15/2030 (a)	803,000	747,280
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	3,823,000	3,798,380
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 6.13%, 7/15/2033 (a) (d)	3,469,000	3,473,579
Security Description	Principal Amount	Value
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63%, 5/3/2029 (a) (e) (f)	$3,132,247	$4,698
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	9,021,000	6,314,610
9.13%, 9/30/2030 (a)	1,203,000	1,208,871
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a)	6,783,500	6,377,440
6.63%, 8/15/2032 (a)	4,815,500	4,666,797
7.00%, 8/1/2033 (a)	6,316,000	6,157,405
7.38%, 3/1/2031 (a)	955,000	958,954
		348,937,176
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	5,478,000	5,716,019
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	167,000	163,141
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	2,311,000	2,109,943
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,199,000	4,917,682
		12,906,785
COMMERCIAL SERVICES — 5.0%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	7,645,213	7,325,949
4.88%, 7/15/2032 (a)	4,249,091	4,016,198
5.88%, 10/15/2033 (a)	10,140,000	9,961,637
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	10,550,000	10,928,112
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	19,443,500	20,321,763
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	4,595,361	4,572,844
6.88%, 6/15/2030 (a)	7,809,000	8,017,032
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	13,330,374	13,124,924
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	3,696,000	3,550,747
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	3,194,000	3,090,802
6.50%, 1/15/2031 (a)	4,727,000	4,747,752
APi Group DE, Inc.:
4.13%, 7/15/2029 (a) (b)	753,000	722,534
4.75%, 10/15/2029 (a)	1,487,000	1,457,751
5.75%, 6/1/2034 (a)	1,925,000	1,909,330
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	$3,677,000	$3,613,425
5.38%, 3/1/2029 (a) (b)	4,124,925	4,020,399
5.75%, 7/15/2027 (a)	1,773,000	1,773,759
8.00%, 2/15/2031 (a) (b)	7,234,309	7,303,903
8.25%, 1/15/2030 (a) (b)	2,574,000	2,650,860
8.38%, 6/15/2032 (a) (b)	8,282,000	8,339,643
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	4,061,000	4,079,843
Block, Inc.:
3.50%, 6/1/2031	6,293,000	5,792,266
5.63%, 8/15/2030 (a)	7,098,000	7,116,952
6.00%, 8/15/2033 (a)	11,095,000	11,165,120
6.50%, 5/15/2032	18,341,000	18,729,829
Brink's Co.:
4.63%, 10/15/2027 (a)	1,381,000	1,372,797
6.50%, 6/15/2029 (a)	5,151,000	5,255,153
6.75%, 6/15/2032 (a)	6,354,000	6,493,407
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	4,373,000	4,178,664
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	2,898,000	2,818,653
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	2,003,000	2,025,914
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	5,366,000	5,164,292
4.88%, 7/1/2029 (a)	2,355,000	2,107,160
CompoSecure Holdings LLC 5.63%, 2/1/2033 (a)	4,656,000	4,544,256
CoreCivic, Inc. 8.25%, 4/15/2029	3,730,000	3,885,765
CPI CG, Inc. 10.00%, 7/15/2029 (a)	807,000	847,778
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	5,901,000	6,099,746
Deluxe Corp. 8.13%, 9/15/2029 (a)	7,707,000	7,980,059
EquipmentShare.com, Inc.:
7.13%, 7/1/2034 (a) (d)	10,330,000	10,148,399
8.00%, 3/15/2033 (a) (b)	225,000	230,305
8.63%, 5/15/2032 (a)	1,748,000	1,819,423
9.00%, 5/15/2028 (a)	10,823,000	11,052,772
Garda World Security Corp.:
6.00%, 6/1/2029 (a) (b)	8,066,879	7,945,150
6.50%, 1/15/2031 (a)	5,985,000	6,066,875
7.75%, 2/15/2028 (a)	2,888,000	2,933,775
8.25%, 8/1/2032 (a)	2,419,000	2,475,290
8.38%, 11/15/2032 (a)	2,713,000	2,775,290
GEO Group, Inc.:
8.63%, 4/15/2029	6,151,076	6,401,302
10.25%, 4/15/2031	8,418,000	9,101,962
Graham Holdings Co. 5.63%, 12/1/2033 (a)	6,131,000	6,069,690
Security Description	Principal Amount	Value
Grand Canyon University 5.13%, 10/1/2028	$4,020,000	$3,968,584
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	970,000	968,215
6.00%, 3/15/2034 (a)	4,211,000	4,182,239
6.63%, 6/15/2029 (a)	11,706,000	11,956,040
7.00%, 6/15/2030 (a)	13,133,000	13,603,293
7.25%, 6/15/2033 (a)	11,941,000	12,452,672
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	117,000	106,947
5.00%, 12/1/2029 (a)	6,744,000	2,069,194
12.63%, 7/15/2029 (a) (b)	10,054,000	8,176,617
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	10,671,000	7,744,051
Korn Ferry 4.63%, 12/15/2027 (a)	30,000	29,845
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	2,335,000	2,326,314
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	3,948,208	2,637,837
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	12,314,000	12,259,818
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	3,242,000	1,225,703
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	500	432
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	3,861,771	3,782,914
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,559,372	4,458,519
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	7,475,000	7,306,887
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	12,389,000	12,853,711
10.88%, 8/1/2029 (a)	4,733,000	4,868,979
11.00%, 6/1/2031 (a)	6,900,000	6,702,729
Service Corp. International:
3.38%, 8/15/2030 (b)	5,004,000	4,642,311
4.00%, 5/15/2031	4,690,000	4,426,797
4.63%, 12/15/2027	805,500	800,941
5.13%, 6/1/2029	5,215,000	5,178,443
5.75%, 10/15/2032	5,923,783	5,947,300
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	9,047,000	9,065,727
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,861,000	403,688
Sotheby's 8.25%, 4/15/2031 (a)	6,394,000	6,360,559
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	1,255,000	1,196,981
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
StoneMor, Inc. 8.50%, 5/15/2029 (a)	$3,389,000	$3,338,199
Synergy Infrastructure Holdings LLC 7.00%, 7/15/2034 (a)	6,440,000	6,531,062
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	5,561,411	5,229,673
7.13%, 8/15/2031 (a)	1,979,000	1,990,122
United Rentals North America, Inc.:
3.75%, 1/15/2032	12,014,000	11,138,900
3.88%, 11/15/2027	3,981,000	3,926,739
3.88%, 2/15/2031	7,306,176	6,905,067
4.00%, 7/15/2030	7,062,000	6,755,792
4.88%, 1/15/2028	13,252,132	13,203,497
5.25%, 1/15/2030	2,102,000	2,103,892
5.38%, 11/15/2033 (a)	17,669,000	17,413,860
6.13%, 3/15/2034 (a)	6,315,000	6,483,168
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	5,636,700	5,584,617
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	2,573,000	2,270,878
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	514,500	522,459
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	8,705,000	8,999,229
WEX, Inc. 6.50%, 3/15/2033 (a)	3,694,000	3,679,298
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	550,000	545,468
6.63%, 6/15/2029 (a)	6,635,000	6,774,534
6.63%, 4/15/2030 (a)	5,037,000	5,188,513
7.38%, 10/1/2031 (a)	560,000	579,387
		568,995,892
COMPUTERS — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	2,390,000	2,390,000
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	2,811,000	2,369,757
Crane NXT Co. 4.20%, 3/15/2048	247,000	157,700
KBR, Inc. 4.75%, 9/30/2028 (a)	34,000	33,568
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	12,570,057	10,681,909
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	3,088,000	3,010,676
5.13%, 4/15/2029 (a)	1,451,000	1,415,320
Science Applications International Corp. 4.88%, 4/1/2028 (a)	4,216,000	4,184,043
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,329,000	1,840,842
		26,083,815
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 2.0%
ACProducts Holdings, Inc. 6.38%, 5/15/2032 (a)	$3,249,000	$1,495,645
Ameritex Holdco Intermediate LLC 7.63%, 8/15/2033 (a)	4,163,000	4,351,792
Boise Cascade Co. 4.88%, 7/1/2030 (a) (b)	3,689,122	3,625,669
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	9,136,500	8,515,766
5.00%, 3/1/2030 (a)	12,637,000	12,387,293
6.38%, 6/15/2032 (a)	53,000	53,788
6.38%, 3/1/2034 (a)	10,751,000	10,870,014
6.75%, 5/15/2035 (a)	5,188,000	5,288,284
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	6,025,000	3,743,272
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	1,482,000	267,471
9.50%, 8/15/2029 (a) (b)	3,207,000	1,990,585
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a) (b)	945,000	908,769
12.75%, 1/15/2031 (a)	3,628,424	2,782,856
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	19,488,400	19,924,745
6.75%, 7/15/2031 (a)	1,886,000	1,949,898
Griffon Corp. 5.75%, 3/1/2028	3,507,000	3,506,719
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a) (b)	1,978,750	1,145,103
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	1,299,000	1,035,667
Knife River Corp. 7.75%, 5/1/2031 (a)	1,316,700	1,364,417
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (b)	7,979,000	8,070,040
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	6,710,000	6,642,497
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	4,276,000	4,027,778
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,300,000	4,284,004
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	4,178,000	2,176,989
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	31,198,500	31,856,476
6.75%, 3/1/2033 (a)	10,698,000	10,902,653
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	$7,909,898	$7,925,322
8.88%, 11/15/2031 (a)	8,103,000	8,543,803
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	2,378,000	2,292,012
6.25%, 8/1/2033 (a)	10,066,000	9,990,203
6.50%, 8/15/2032 (a)	6,695,500	6,740,159
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	13,672,000	12,316,558
4.38%, 7/15/2030 (a)	17,122,000	16,266,242
4.75%, 1/15/2028 (a)	5,570,000	5,534,241
Wilsonart LLC 11.00%, 8/15/2032 (a)	4,272,000	3,467,967
		226,244,697
DISTRIBUTION & WHOLESALE — 0.5%
ADI Escrow Issuer LLC 7.13%, 7/15/2034 (a)	2,593,000	2,643,304
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	5,797,000	5,523,556
4.00%, 1/15/2028 (a)	6,257,000	6,150,005
Core & Main LP 6.00%, 7/1/2034 (a) (d)	1,440,000	1,446,235
Dealer Tire Financial LLC 10.38%, 10/1/2031 (a) (d)	3,850,000	3,836,871
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	3,397,800	3,397,800
Gates Corp. 6.88%, 7/1/2029 (a)	526,500	539,015
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	5,812,905	5,891,147
7.75%, 3/15/2031 (a)	1,197,000	1,242,606
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a)	3,396,000	3,257,104
6.50%, 7/15/2032 (a)	8,299,000	8,348,794
S&S Holdings LLC 8.38%, 10/1/2031 (a)	4,206,000	3,979,297
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	2,742,000	2,708,027
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	8,241,000	8,431,449
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	3,144,864	3,276,822
		60,672,032
DIVERSIFIED FINANCIAL SERVICES — 5.4%
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	6,546,000	6,487,151
6.70%, 2/14/2033 (b)	1,903,500	1,963,517
Aretec Group, Inc.:
7.50%, 4/1/2029 (a) (b)	1,737,000	1,731,841
10.00%, 8/15/2030 (a)	8,885,000	9,368,433
Security Description	Principal Amount	Value
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a) (b)	$2,408,000	$2,436,896
Avation Group S Pte. Ltd. 8.50%, 5/15/2031 (a) (b)	900,000	849,366
Azorra Finance Ltd.:
6.25%, 2/15/2034 (a)	3,660,000	3,546,577
7.25%, 1/15/2031 (a)	4,951,000	5,081,706
7.75%, 4/15/2030 (a)	2,857,000	2,962,880
Bread Financial Holdings, Inc.:
6.75%, 5/15/2031 (a)	4,139,000	4,235,025
5 yr. CMT + 4.30%, 8.38%, 6/15/2035 (a) (b) (c)	6,821,000	7,108,164
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (a)	5,293,000	5,039,148
7.50%, 7/15/2033 (a) (b)	2,799,000	2,371,229
8.50%, 1/15/2034 (a)	2,225,000	1,947,031
9.25%, 7/1/2031 (a) (b)	5,888,000	5,731,320
Cobra AcquisitionCo LLC:
6.38%, 11/1/2029 (a)	5,326,000	4,523,372
12.25%, 11/1/2029 (a)	659,000	656,779
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	5,867,000	5,570,364
3.63%, 10/1/2031 (a)	4,289,000	3,739,365
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	1,998,500	2,005,235
9.25%, 12/15/2028 (a)	3,334,000	3,470,861
CrossCountry Intermediate HoldCo LLC:
6.50%, 10/1/2030 (a)	2,849,000	2,809,171
6.75%, 12/1/2032 (a)	6,515,000	6,292,513
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a)	416,000	420,593
6.63%, 6/1/2032 (a)	3,668,000	3,672,438
8.50%, 5/15/2030 (a)	6,507,000	6,913,362
Enova International, Inc.:
9.13%, 8/1/2029 (a)	5,323,000	5,564,611
11.25%, 12/15/2028 (a)	4,062,000	4,280,454
EZCORP, Inc. 7.38%, 4/1/2032 (a)	1,995,000	2,092,456
First Eagle Holdings, Inc. 7.25%, 8/15/2032 (a)	4,921,000	4,958,104
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	7,407,000	7,478,552
Freedom Mortgage Holdings LLC:
6.88%, 5/1/2031 (a)	5,654,000	5,490,769
7.88%, 4/1/2033 (a)	432,000	421,075
9.13%, 5/15/2031 (a)	7,191,000	7,436,573
9.25%, 2/1/2029 (a)	10,545,000	10,959,735
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	2,260,000	2,266,012
6.88%, 4/15/2029 (a)	3,073,000	3,143,095
8.00%, 6/15/2028 (a)	7,694,000	7,969,984
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	10,151,000	10,298,595
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
goeasy Ltd.:
6.88%, 5/15/2030 (a) (b)	$5,648,000	$5,027,172
6.88%, 2/15/2031 (a)	1,503,000	1,321,648
7.38%, 10/1/2030 (a) (b)	1,936,000	1,741,838
7.63%, 7/1/2029 (a)	6,202,000	5,853,386
9.25%, 12/1/2028 (a)	4,231,000	4,157,634
Hightower Holding LLC 6.75%, 4/15/2029 (a) (b)	2,572,700	2,563,284
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	2,084,000	2,030,941
6.13%, 11/1/2032 (a)	15,923,000	15,912,809
6.75%, 5/1/2033 (a)	13,533,000	13,905,428
7.13%, 4/30/2031 (a)	14,031,000	14,510,159
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	8,439,000	8,150,049
6.63%, 10/15/2031 (a)	6,172,000	6,076,951
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a)	3,876,000	4,072,358
9.50%, 2/15/2029 (a)	1,094,000	1,142,749
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	4,263,000	3,516,165
8.75%, 11/1/2027 (a)	209,547	193,665
LFS Topco LLC 8.75%, 7/15/2030 (a) (b)	1,107,000	1,112,037
Nationstar Mortgage Holdings LLC 5.75%, 11/15/2031 (a)	25,000	25,404
Navient Corp.:
5.50%, 3/15/2029 (b)	10,526,800	10,102,465
Series MTN, 5.63%, 8/1/2033 (b)	4,467,000	3,690,278
7.88%, 6/15/2032 (b)	3,884,000	3,630,880
9.38%, 7/25/2030	3,925,165	3,987,222
9.38%, 10/15/2031	3,845,000	3,829,851
11.50%, 3/15/2031	4,247,100	4,482,347
OneMain Finance Corp.:
3.88%, 9/15/2028	3,824,000	3,704,118
4.00%, 9/15/2030	1,654,000	1,528,891
5.38%, 11/15/2029	1,162,000	1,141,862
6.13%, 5/15/2030	3,262,000	3,261,087
6.50%, 3/15/2033	5,172,000	5,088,007
6.63%, 1/15/2028	475,000	482,087
6.63%, 5/15/2029	13,931,000	14,205,998
6.75%, 3/15/2032	6,812,000	6,832,777
6.75%, 9/15/2033	5,564,000	5,510,586
7.13%, 11/15/2031	6,405,000	6,514,141
7.13%, 9/15/2032	3,301,000	3,357,513
7.50%, 5/15/2031	11,022,000	11,387,489
7.88%, 3/15/2030	10,081,000	10,492,506
Osaic Holdings, Inc.:
6.75%, 8/1/2032 (a)	4,413,000	4,421,826
8.00%, 8/1/2033 (a)	6,833,000	6,847,896
Security Description	Principal Amount	Value
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	$4,589,000	$4,547,332
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	2,881,000	2,750,375
5.75%, 9/15/2031 (a)	5,548,400	5,263,046
6.75%, 2/15/2034 (a)	3,399,000	3,262,938
6.88%, 5/15/2032 (a)	9,538,500	9,335,711
6.88%, 2/15/2033 (a)	6,262,000	6,099,063
7.13%, 11/15/2030 (a)	6,259,000	6,334,296
7.88%, 12/15/2029 (a)	7,149,000	7,432,458
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	9,031,000	8,839,633
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	7,939,000	8,196,303
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	10,290,000	10,163,947
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	590,000	557,621
8.38%, 2/1/2028 (a)	3,707,000	3,757,712
8.88%, 1/31/2030 (a)	7,358,000	7,593,014
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	7,006,000	7,315,245
Rfna LP 7.88%, 2/15/2030 (a)	3,328,000	3,351,529
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	15,971,000	16,261,992
6.13%, 8/1/2031 (a)	6,559,000	6,698,772
6.38%, 8/1/2033 (a)	13,706,500	13,943,348
6.50%, 8/1/2029 (a)	11,875,000	12,125,087
6.50%, 6/15/2034 (a)	4,360,000	4,471,442
7.13%, 2/1/2032 (a)	4,790,000	4,971,110
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.63%, 3/1/2029 (a)	8,965,000	8,623,075
3.88%, 3/1/2031 (a)	7,885,500	7,389,108
SLM Corp.:
6.50%, 1/31/2030	5,085,000	5,158,580
SOFR + 2.71%, 6.50%, 5/15/2032 (c)	170,000	170,031
Stonebriar ABF Issuer LLC:
7.00%, 8/15/2031 (a) (d)	3,510,000	3,510,948
8.13%, 12/15/2030 (a)	3,516,000	3,674,150
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	8,417,000	8,654,780
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	6,172,000	6,475,786
Synchrony Financial 7.25%, 2/2/2033	8,243,000	8,597,696
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	2,000,000	2,074,080
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (a)	$5,734,000	$5,325,223
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	4,358,000	3,880,014
6.63%, 2/1/2030 (a)	9,422,000	8,770,563
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	200,000	206,920
Vericast Corp. 12.50%, 12/15/2027 (a)	225,000	221,920
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	3,052,500	3,192,610
WS Escrow LLC 7.75%, 6/1/2033 (a)	5,410,000	5,551,958
		613,857,272
ELECTRIC — 2.8%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	4,246,000	4,194,496
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	8,753,500	8,949,841
Alpha Generation LLC:
6.25%, 1/15/2034 (a)	5,921,000	5,826,382
6.75%, 10/15/2032 (a)	2,444,000	2,488,896
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	3,627,000	3,554,460
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	6,748,000	6,763,790
Calpine LLC 3.75%, 3/1/2031 (a)	50,000	46,933
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	3,158,000	2,929,582
4.75%, 3/15/2028 (a)	5,555,000	5,503,450
5.75%, 1/15/2034 (a)	7,353,000	7,205,940
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	5,040,000	5,129,964
DPL LLC 4.35%, 4/15/2029	6,645,000	6,439,802
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (b) (c)	4,251,100	4,367,580
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	6,650,000	6,827,622
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (c)	8,895,000	10,330,742
Emera U.S. Finance LLC:
Series A, 5 yr. CMT + 2.87%, 6.65%, 10/1/2056 (c)	1,173,000	1,187,358
Security Description	Principal Amount	Value
Series B, 5 yr. CMT + 2.65%, 6.85%, 10/1/2056 (c)	$2,110,000	$2,150,871
EUSHI Finance, Inc.:
5 yr. CMT + 2.51%, 6.25%, 4/1/2056 (c)	3,435,000	3,410,543
5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (c)	5,960,000	6,194,705
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	336,000	332,889
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a) (b)	2,717,000	2,595,523
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	8,520,000	8,989,622
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	6,155,500	5,869,823
3.63%, 2/15/2031 (a)	4,713,686	4,376,657
3.88%, 2/15/2032 (a)	1,639,000	1,507,339
5.25%, 6/15/2029 (a)	10,843,000	10,815,567
5.75%, 1/15/2028	1,895,000	1,895,701
5.75%, 7/15/2029 (a)	8,921,746	8,923,174
5.75%, 1/15/2034 (a)	9,897,000	9,807,729
5.88%, 5/15/2034 (a)	12,166,000	12,097,992
6.00%, 2/1/2033 (a)	2,889,713	2,905,375
6.00%, 1/15/2036 (a)	14,518,000	14,472,704
6.13%, 5/15/2036 (a)	6,718,000	6,725,054
6.25%, 11/1/2034 (a)	5,760,000	5,831,539
PacifiCorp:
5 yr. CMT + 3.29%, 7.13%, 8/15/2056 (c)	8,943,000	8,898,911
5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (c)	7,554,000	7,626,896
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,158,000	4,073,468
PG&E Corp.:
5.00%, 7/1/2028	2,924,000	2,906,631
5.25%, 7/1/2030	5,596,000	5,511,444
5 yr. CMT + 3.23%, 6.85%, 9/15/2056 (c)	9,509,000	9,478,001
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	13,661,000	13,922,198
Puget Energy, Inc.:
5 yr. CMT + 2.96%, 7.00%, 9/15/2056 (c)	1,928,000	1,946,451
5 yr. CMT - 2.85%, 7.25%, 9/15/2056 (c)	1,785,000	1,812,900
Talen Energy Supply LLC:
6.25%, 2/1/2034 (a)	12,376,000	12,299,021
6.50%, 2/1/2036 (a)	8,948,000	9,017,973
TransAlta Corp.:
5.88%, 2/1/2034	4,771,000	4,724,149
6.50%, 3/15/2040	1,210,000	1,193,072
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TXNM Energy, Inc. 5 yr. CMT + 3.25%, 7.00%, 7/31/2056 (a) (c)	$2,464,000	$2,478,341
VoltaGrid LLC 7.38%, 11/1/2030 (a)	14,654,000	15,219,351
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/2027 (a)	3,717,000	3,682,172
7.25%, 1/15/2029 (a)	8,109,050	8,393,597
7.75%, 4/15/2034 (a)	4,977,000	5,238,392
8.38%, 1/15/2031 (a) (b)	8,222,000	8,768,352
8.63%, 3/15/2033 (a)	3,893,000	4,175,437
		322,016,402
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	4,606,000	4,459,069
4.75%, 6/15/2028 (a)	682,000	676,155
6.00%, 9/15/2033 (a) (b)	4,007,000	3,854,974
EnerSys:
4.38%, 12/15/2027 (a)	7,135,000	7,075,066
6.63%, 1/15/2032 (a)	4,591,000	4,696,593
WESCO Distribution, Inc.:
5.25%, 4/15/2031 (a)	2,436,000	2,418,534
5.50%, 4/15/2034 (a)	1,258,000	1,244,703
6.38%, 3/15/2029 (a)	10,443,000	10,648,831
6.38%, 3/15/2033 (a)	8,174,000	8,386,851
6.63%, 3/15/2032 (a)	10,413,000	10,732,367
		54,193,143
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a) (b)	2,860,000	2,737,306
Coherent Corp. 5.00%, 12/15/2029 (a)	11,539,000	11,356,684
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	17,171,536	16,854,378
Sensata Technologies BV 5.88%, 9/1/2030 (a)	3,696,000	3,708,714
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	4,548,000	4,253,790
4.38%, 2/15/2030 (a)	4,866,000	4,733,353
6.63%, 7/15/2032 (a)	4,704,000	4,838,252
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	8,577,231	8,272,396
		56,754,873
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	8,181,000	7,903,173
5.00%, 1/31/2028 (a)	8,213,000	8,161,833
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	2,179,155	2,151,502
		18,216,508
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 6.00%, 8/1/2033 (a)	$5,885,000	$5,891,827
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	2,023,000	1,988,892
6.88%, 8/15/2032 (a)	8,248,000	8,605,716
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	4,200,964	3,781,120
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (a)	2,408,000	2,487,247
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	7,878,000	6,420,019
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	4,286,000	4,446,982
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	7,368,000	7,211,283
Fluor Corp. 4.25%, 9/15/2028	175,000	172,723
Global Infrastructure Solutions, Inc.:
6.38%, 7/15/2034 (a) (d)	2,360,000	2,376,473
7.50%, 4/15/2032 (a)	1,893,000	1,978,848
Granite Construction, Inc. 6.38%, 6/15/2034 (a)	5,719,000	5,825,259
HTA Group Ltd.:
6.75%, 4/1/2031 (a)	500,000	507,045
7.50%, 6/4/2029 (a)	4,984,000	5,108,600
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	454,000	454,608
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,175,169	1,175,169
4.13%, 2/15/2032 (a) (b)	4,850,000	4,950,055
5.63%, 1/31/2034 (a)	942,000	949,762
Tutor Perini Corp.:
6.63%, 7/15/2033 (a) (d)	1,890,000	1,901,983
11.88%, 4/30/2029 (a)	5,958,000	6,488,619
Weekley Homes LLC/Weekley Finance Corp.:
4.88%, 9/15/2028 (a)	6,683,000	6,583,557
6.75%, 1/15/2034 (a)	4,044,000	4,052,209
		83,357,996
ENTERTAINMENT — 2.7%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,056,000	2,269,494
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,986,900	1,614,017
Allwyn Entertainment Financing U.K. PLC 7.88%, 4/30/2029 (a)	3,678,000	3,778,814
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	$3,348,000	$3,105,940
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	2,034,000	2,087,901
Brightstar Lottery PLC 5.25%, 1/15/2029 (a)	3,574,000	3,561,026
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 1/15/2033 (a)	5,659,000	5,547,971
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	8,960,000	8,610,202
6.00%, 10/15/2032 (a) (b)	6,657,000	6,032,906
6.50%, 2/15/2032 (a)	11,669,000	11,367,006
7.00%, 2/15/2030 (a)	18,710,500	18,826,692
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	7,704,000	7,630,812
5.75%, 4/1/2030 (a)	6,660,000	6,653,939
6.75%, 5/1/2031 (a)	4,253,000	4,328,746
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	6,343,000	6,329,680
7.00%, 8/1/2032 (a) (b)	3,760,618	3,880,619
Discovery Global Holdings, Inc.:
3.76%, 3/15/2027	259,000	257,234
4.05%, 3/15/2029	45,000	44,402
4.28%, 3/15/2032	4,791,000	3,884,399
5.05%, 3/15/2042	25,000	16,254
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	119,000	119,000
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	6,513,000	6,521,076
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	6,259,000	6,149,092
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	8,191,000	8,138,250
7.50%, 9/1/2031 (a)	3,287,000	3,407,206
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	1,923,000	1,884,771
4.75%, 10/15/2027 (a)	10,164,000	10,139,606
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	8,490,000	7,162,758
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	8,956,621	8,711,747
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	6,665,000	6,951,995
11.88%, 4/15/2031 (a)	7,812,000	8,462,583
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	4,042,000	3,904,127
Security Description	Principal Amount	Value
Motion Finco SARL 8.38%, 2/15/2032 (a)	$3,781,000	$3,178,951
Muvico LLC 15.00%, 2/19/2029 (a)	5,467,917	5,968,232
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	4,747,000	4,706,413
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	1,688,000	1,617,594
5.63%, 1/15/2027 (a)	500	500
6.75%, 4/1/2031 (a)	5,378,000	5,404,783
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	7,036,000	7,167,714
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	5,573,000	3,887,836
5.88%, 9/1/2031 (a)	5,408,000	3,442,841
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	6,013,000	5,374,299
4.63%, 4/6/2031 (a)	5,949,000	4,959,681
8.45%, 7/27/2030 (a)	5,474,000	5,404,207
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	2,899,000	2,936,542
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	1,372,000	1,393,033
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	7,246,000	6,198,736
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	3,576,500	3,493,847
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	7,521,000	7,477,002
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029	5,559,000	5,413,132
6.50%, 10/1/2028	6,646,000	6,656,900
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 1/15/2032 (a) (b)	8,590,000	8,847,528
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a)	2,150,356	2,178,762
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	$2,721,000	$2,700,511
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	1,255,000	1,255,602
6.50%, 5/15/2032 (a)	2,662,500	2,710,292
Voyager Parent LLC 9.25%, 7/1/2032 (a)	14,053,464	14,860,976
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	8,380,000	8,329,133
6.25%, 3/15/2033 (a)	8,681,037	8,716,629
7.13%, 2/15/2031 (a)	5,096,037	5,384,473
		311,046,414
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 7/15/2029 (a)	3,269,000	3,251,936
5.75%, 10/15/2033 (a)	2,710,000	2,728,997
6.38%, 2/1/2031 (a)	2,943,000	2,983,407
GFL Environmental Holdings U.S., Inc.:
5.50%, 2/1/2034 (a)	3,840,000	3,755,443
5.63%, 7/1/2031 (a)	6,030,000	6,030,121
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	6,161,500	6,018,738
4.38%, 8/15/2029 (a)	5,041,000	4,897,180
4.75%, 6/15/2029 (a)	11,557,500	11,374,776
6.75%, 1/15/2031 (a)	95,000	97,789
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	3,514,000	3,755,166
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	966,000	950,322
5.88%, 6/30/2029 (a)	9,746,500	9,744,941
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	4,074,000	3,887,044
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	4,640,000	4,748,854
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	3,333,000	3,416,892
		67,641,606
FOOD — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	8,856,500	8,427,137
4.88%, 2/15/2030 (a)	13,329,000	12,898,473
5.50%, 3/31/2031 (a)	7,083,000	6,928,095
5.63%, 3/31/2032 (a)	9,754,000	9,426,168
5.75%, 3/31/2034 (a)	14,295,500	13,610,174
6.25%, 3/15/2033 (a)	2,078,500	2,060,562
6.50%, 2/15/2028 (a)	2,597,000	2,617,802
Security Description	Principal Amount	Value
Aragvi Finance International DAC 11.13%, 11/20/2029 (a)	$441,500	$332,039
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	1,159,492	1,159,492
8.00%, 9/15/2028 (a) (b)	6,880,539	6,893,612
11.00%, 6/15/2031 (a) (b)	3,239,000	2,989,694
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a) (b)	2,383,000	2,259,513
Chobani LLC/Chobani Finance Corp., Inc.:
6.38%, 4/15/2034 (a)	4,017,000	4,077,335
7.63%, 7/1/2029 (a)	1,853,000	1,911,462
Fiesta Purchaser, Inc.:
7.88%, 3/1/2031 (a)	4,623,000	4,663,913
9.63%, 9/15/2032 (a) (b)	1,985,000	1,948,813
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	3,760,000	3,686,154
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	5,091,000	5,188,493
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.:
7.13%, 4/30/2033 (a)	1,505,000	1,532,316
9.00%, 2/15/2029 (a)	10,928,000	11,438,447
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,152,830	3,019,245
4.38%, 1/31/2032 (a)	2,429,000	2,284,061
4.88%, 5/15/2028 (a)	7,466,000	7,411,871
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	5,527,700	5,360,763
5.63%, 3/1/2034 (a)	12,852,000	12,622,335
6.13%, 9/15/2032 (a)	4,801,000	4,861,925
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	6,935,300	6,311,678
4.25%, 4/15/2031	3,455,100	3,314,857
6.25%, 7/1/2033	4,250,800	4,432,777
6.88%, 5/15/2034	4,087,000	4,411,385
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	7,459,000	6,992,589
4.63%, 4/15/2030 (a)	9,143,000	8,830,584
6.25%, 2/15/2032 (a)	8,999,000	9,135,245
6.25%, 10/15/2034 (a)	9,868,813	9,694,530
6.38%, 3/1/2033 (a)	7,396,552	7,341,965
6.50%, 3/15/2036 (a)	10,632,000	10,508,243
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,212,000	5,034,271
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	3,195,000	3,117,873
4.75%, 2/15/2029 (a)	8,940,000	8,833,078
6.88%, 9/15/2028 (a)	5,061,000	5,171,836
7.25%, 1/15/2032 (a)	1,289,000	1,337,415
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	$5,321,000	$5,317,382
Viking Baked Goods Acquisition Corp.:
8.63%, 11/1/2031 (a)	8,635,900	8,740,394
Series JUL, 8.63%, 11/1/2031 (a) (d)	2,300,000	2,320,447
		250,456,443
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	3,615,000	3,607,047
TKC Holdings, Inc.:
8.50%, 8/15/2030 (a)	12,003,000	12,345,806
12.00%, 2/15/2031 (a)	4,506,000	4,747,972
		20,700,825
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom Holding 3 OYJ 4.88%, 2/4/2028 (a)	2,388,000	2,365,983
Domtar Corp. 6.75%, 10/1/2028 (a)	4,869,000	3,369,981
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	6,135,000	5,728,802
7.25%, 11/15/2031 (a) (b)	6,920,000	6,731,015
Mercer International, Inc.:
5.13%, 2/1/2029	5,423,000	2,926,142
12.88%, 10/1/2028 (a)	803,000	404,800
		21,526,723
GAS — 0.2%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	8,535,000	8,937,852
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.88%, 6/1/2031 (a)	2,036,000	2,059,618
9.38%, 6/1/2028 (a)	3,128,000	3,198,818
9.50%, 6/1/2030 (a)	5,333,000	5,721,882
		19,918,170
HEALTH CARE PRODUCTS — 0.6%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	3,756,000	3,585,778
4.63%, 7/15/2028 (a)	15,177,000	15,019,311
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	11,756,000	12,093,162
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (c)	4,891,000	4,886,745
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,689,000	2,869,304
Medline Borrower LP 5.25%, 10/1/2029 (a)	14,744,000	14,657,305
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	2,839,000	2,984,840
Security Description	Principal Amount	Value
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	$6,575,000	$6,478,808
5.88%, 1/15/2032 (a)	4,466,000	4,499,584
		67,074,837
HEALTH CARE SERVICES — 4.9%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	4,439,979	4,369,472
5.50%, 7/1/2028 (a) (b)	3,334,000	3,318,864
7.38%, 3/15/2033 (a) (b)	5,822,000	5,997,126
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	2,003,000	1,974,157
Centene Corp.:
2.45%, 7/15/2028	21,842,000	20,749,245
2.50%, 3/1/2031	18,536,000	16,188,045
2.63%, 8/1/2031	8,134,000	7,087,073
3.00%, 10/15/2030	23,165,000	20,946,025
3.38%, 2/15/2030	12,363,000	11,532,206
4.25%, 12/15/2027	1,195,000	1,188,499
4.63%, 12/15/2029	25,490,000	24,828,280
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	5,623,000	5,396,730
4.00%, 3/15/2031 (a)	2,150,000	2,016,635
4.25%, 5/1/2028 (a)	7,870,000	7,717,873
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	4,081,000	4,131,890
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	8,488,000	7,811,846
5.25%, 5/15/2030 (a)	11,342,000	10,701,631
6.00%, 1/15/2029 (a)	6,535,300	6,481,122
6.13%, 4/1/2030 (a) (b)	7,849,000	7,042,123
6.88%, 4/15/2029 (a) (b)	14,574,000	14,336,007
9.75%, 1/15/2034 (a)	9,101,000	9,501,717
10.88%, 1/15/2032 (a)	12,332,500	13,297,271
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	1,363,000	1,412,095
DaVita, Inc.:
3.75%, 2/15/2031 (a)	6,496,500	6,024,724
4.63%, 6/1/2030 (a) (b)	20,884,000	20,232,837
6.75%, 7/15/2033 (a)	6,550,000	6,755,015
6.88%, 9/1/2032 (a)	9,611,000	9,909,614
Encompass Health Corp.:
4.50%, 2/1/2028 (b)	1,422,077	1,412,435
4.75%, 2/1/2030	6,236,500	6,140,208
5.88%, 6/1/2034 (a)	2,699,000	2,694,034
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	4,962,000	5,030,128
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	12,670,500	13,128,665
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a) (b)	5,012,000	4,485,139
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,343,000	1,304,456
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Horizon Mutual Holdings, Inc. 6.20%, 11/15/2034 (a)	$476,000	$462,458
Humana, Inc. 5 yr. CMT + 2.89%, 6.63%, 9/15/2056 (c)	7,050,000	7,021,024
IQVIA, Inc.:
6.25%, 6/1/2032 (a)	9,506,000	9,683,002
6.50%, 5/15/2030 (a)	1,048,000	1,069,379
Kedrion SpA 6.50%, 9/1/2029 (a)	9,332,000	9,226,922
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	2,207,000	2,118,565
7.00%, 5/1/2034 (a)	9,976,000	9,557,008
8.38%, 2/15/2032 (a)	5,103,000	5,311,713
9.88%, 8/15/2030 (a)	9,253,000	9,745,630
10.00%, 6/1/2032 (a)	5,807,000	5,785,108
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,878,000	1,751,404
3.88%, 5/15/2032 (a)	3,047,000	2,752,629
4.38%, 6/15/2028 (a)	12,820,100	12,609,081
6.25%, 1/15/2033 (a)	8,116,000	8,134,423
6.50%, 2/15/2031 (a)	6,393,000	6,502,001
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	5,454,560	4,560,721
6.75%, 3/31/2031 (a)	6,224,518	3,731,536
11.50%, 12/31/2030 (a)	451,888	446,122
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	8,042,000	8,477,153
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	7,257,000	7,175,867
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	11,267,000	11,764,551
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	3,035,000	3,178,980
9.78%, 2/15/2030 (a)	5,955,690	5,910,367
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,680,000	5,891,864
Star Parent, Inc. 9.00%, 10/1/2030 (a)	3,347,000	3,511,505
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	5,380,000	5,448,595
Team Health Holdings, Inc.:
8.38%, 6/30/2028 (a)	3,060,000	3,078,391
13.50%, 6/30/2028 (a)	5,076,625	5,191,103
TEAM Services Holding, Inc. 9.00%, 2/15/2033 (a) (b)	6,652,000	6,731,425
Tenet Healthcare Corp.:
4.25%, 6/1/2029	12,528,400	12,173,972
4.38%, 1/15/2030	13,286,000	12,874,134
4.63%, 6/15/2028	5,466,000	5,418,664
5.13%, 11/1/2027	14,573,300	14,571,988
5.50%, 11/15/2032 (a)	11,786,000	11,719,291
6.00%, 11/15/2033 (a)	200,000	201,744
6.13%, 10/1/2028	12,601,000	12,645,608
6.13%, 6/15/2030	13,040,000	13,135,583
6.75%, 5/15/2031	6,960,000	7,130,102
Security Description	Principal Amount	Value
6.88%, 11/15/2031	$2,417,000	$2,574,129
Toledo Hospital 6.02%, 11/15/2048	2,509,500	2,403,750
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	9,595,500	9,017,371
		555,838,050
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	6,134,661	5,947,799
Stena International SA:
7.25%, 1/15/2031 (a)	1,910,000	1,951,543
7.63%, 2/15/2031 (a)	4,402,000	4,544,977
		12,444,319
HOME BUILDERS — 1.1%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	5,161,000	5,331,932
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	3,645,000	3,509,953
4.63%, 4/1/2030 (a)	1,206,000	1,144,542
6.88%, 8/1/2033 (a)	8,252,000	8,185,571
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	5,506,000	5,554,012
7.50%, 3/15/2031 (a)	768,000	764,821
8.00%, 1/15/2032 (a)	5,151,000	5,166,144
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,290,000	3,062,003
5.00%, 6/15/2029 (a)	179,000	170,406
6.25%, 9/15/2027 (a)	4,717,000	4,723,179
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,812,000	3,637,639
6.63%, 9/15/2033 (a)	2,582,000	2,605,574
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	1,393,000	1,424,635
Empire Communities Corp. 9.75%, 5/1/2029 (a)	7,104,000	7,317,262
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	3,003,000	2,995,222
6.50%, 3/15/2033 (a)	2,832,000	2,877,255
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	4,430,000	4,363,683
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/2031 (a)	1,909,000	1,969,954
8.38%, 10/1/2033 (a)	697,000	716,453
KB Home:
4.00%, 6/15/2031	383,000	358,293
4.80%, 11/15/2029	543,000	536,783
6.88%, 6/15/2027	2,934,000	2,950,284
7.25%, 7/15/2030	1,246,000	1,269,313
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	175,204	184,413
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
LGI Homes, Inc.:
4.00%, 7/15/2029 (a)	$4,198,000	$3,903,846
7.00%, 11/15/2032 (a) (b)	2,203,000	2,190,135
8.75%, 12/15/2028 (a) (b)	5,626,000	5,812,164
M/I Homes, Inc. 4.95%, 2/1/2028	1,673,000	1,664,685
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	5,402,000	5,187,271
6.00%, 12/15/2033 (a)	6,996,000	6,725,115
Risewell Homes, Inc.:
8.50%, 11/1/2030 (a)	326,000	332,683
9.25%, 10/1/2029 (a)	3,237,000	3,349,615
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	35,500	35,199
4.75%, 4/1/2029	2,987,000	2,918,777
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	1,735,000	1,801,641
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	3,509,000	3,513,702
5.75%, 1/15/2028 (a)	2,767,937	2,801,844
5.75%, 11/15/2032 (a)	2,095,000	2,156,907
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	2,706,000	2,568,021
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	4,300,500	4,316,197
		120,097,128
HOME FURNISHINGS — 0.5%
FXI Holdings, Inc.:
11.00%, 11/15/2030 (a) (b)	3,752,206	3,172,265
14.00%, 11/15/2029 (a) (b)	3,711,686	974,429
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	4,269,500	3,926,488
4.00%, 4/15/2029 (a)	8,307,000	8,007,117
Whirlpool Corp.:
2.40%, 5/15/2031	2,161,000	1,615,175
4.50%, 6/1/2046	2,747,000	1,638,888
4.60%, 5/15/2050	5,329,000	3,176,563
4.70%, 5/14/2032	1,750,000	1,380,312
4.75%, 2/26/2029	2,686,000	2,507,139
Series MTN, 5.15%, 3/1/2043	1,845,000	1,145,413
5.50%, 3/1/2033	4,095,000	3,218,957
5.75%, 3/1/2034 (b)	2,272,000	1,757,369
6.13%, 6/15/2030	5,363,000	4,946,188
6.50%, 6/15/2033 (b)	5,506,000	4,773,482
7.50%, 7/1/2031 (a)	7,415,000	7,508,503
7.88%, 7/1/2034 (a)	7,835,000	7,866,262
		57,614,550
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	7,471,134	7,225,558
5.50%, 6/1/2028 (a)	5,842,000	5,832,185
Security Description	Principal Amount	Value
Opal Bidco SAS 6.50%, 3/31/2032 (a)	$7,720,000	$7,873,860
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	4,058,465	3,984,114
Perrigo Finance Unlimited Co.:
4.90%, 12/15/2044	2,227,000	1,636,021
5.15%, 6/15/2030	4,770,000	4,590,934
6.13%, 9/30/2032 (b)	2,987,000	2,857,962
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	711,000	652,847
5.13%, 1/15/2028 (a)	1,029,500	1,028,090
6.25%, 7/15/2034 (a) (d)	590,000	590,000
		36,271,571
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	6,612,824	6,155,017
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a) (b)	4,073,000	2,823,200
10.75%, 6/30/2032 (a)	3,221,000	990,039
		9,968,256
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	5,771,500	3,059,299
Central Garden & Pet Co.:
4.13%, 10/15/2030	2,553,000	2,434,030
4.13%, 4/30/2031 (a)	2,146,063	2,024,381
5.13%, 2/1/2028	675,000	673,745
Newell Brands, Inc.:
6.38%, 9/15/2027	5,593,000	5,648,147
6.38%, 5/15/2030 (b)	3,951,000	4,004,022
6.63%, 9/15/2029 (b)	1,717,000	1,746,687
6.63%, 5/15/2032 (b)	4,172,000	4,224,776
7.38%, 4/1/2036 (b)	4,735,000	4,803,515
7.50%, 4/1/2046	2,130,000	1,986,140
8.50%, 6/1/2028 (a)	13,668,000	14,297,548
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	1,139,000	1,067,790
4.38%, 2/1/2032	715,000	669,783
4.50%, 10/15/2029 (b)	1,316,000	1,288,351
		47,928,214
INSURANCE — 2.8%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	4,015,000	3,664,370
6.75%, 7/1/2032 (a)	8,201,000	7,373,027
7.50%, 11/6/2030 (a)	16,697,000	15,831,761
8.25%, 2/1/2029 (a)	4,231,000	3,981,286
8.50%, 6/15/2029 (a)	2,063,183	1,945,478
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	$7,728,000	$7,634,491
6.50%, 10/1/2031 (a)	3,658,967	3,648,136
6.75%, 4/15/2028 (a)	15,530,000	15,651,600
7.00%, 1/15/2031 (a)	18,902,000	19,207,078
7.38%, 10/1/2032 (a)	1,561,000	1,550,932
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (c)	4,934,000	4,811,193
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	6,731,604	6,488,391
6.38%, 2/15/2029 (a)	8,679,000	8,717,014
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	318,000	305,191
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	5,465,000	5,535,608
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	10,218,000	10,334,690
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a) (b)	9,065,815	8,808,255
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (c)	3,704,000	3,777,969
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/2032 (a)	24,637,000	24,922,296
8.38%, 2/1/2034 (a)	29,688,000	27,513,948
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	6,074,000	6,092,951
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	4,284,000	4,183,712
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	27,293,000	27,195,018
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	900	878
5 yr. CMT + 3.55%, 7.25%, 3/1/2056 (a) (c)	4,368,000	4,287,279
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	3,657,000	3,685,854
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	10,789,000	10,450,333
8.13%, 2/15/2032 (a)	7,061,000	6,356,595
Security Description	Principal Amount	Value
HUB International Ltd.:
5.63%, 12/1/2029 (a)	$3,771,000	$3,749,468
7.25%, 6/15/2030 (a)	23,309,000	23,921,327
7.38%, 1/31/2032 (a)	12,389,000	12,616,214
Jones Deslauriers Insurance Management, Inc.:
6.88%, 10/1/2033 (a) (b)	305,000	284,019
8.50%, 3/15/2030 (a)	11,652,000	11,901,353
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (b) (c)	1,035,516	1,029,634
4.30%, 2/1/2061 (a)	7,944,000	5,078,440
7.80%, 3/7/2087 (a)	1,378,000	1,539,240
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	1,712,000	1,636,295
Pelagos Insurance Capital Ltd. 5 yr. CMT + 4.28%, 7.75%, 6/15/2055 (c)	888,500	934,569
Ryan Specialty LLC:
4.38%, 2/1/2030 (a)	2,088,000	2,014,795
5.88%, 8/1/2032 (a)	6,835,000	6,724,615
USI, Inc. 7.50%, 1/15/2032 (a)	483,100	488,168
Wilton RE Ltd. 5 yr. CMT + 5.27%, 6.00%, 10/22/2030 (a) (c)	1,864,000	1,774,379
		317,647,850
INTERNET — 1.6%
Angi Group LLC 3.88%, 8/15/2028 (a) (b)	2,413,500	2,042,062
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	10,506,000	10,994,319
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	5,818,000	5,716,360
6.13%, 12/1/2028 (a) (b)	2,292,000	2,256,337
Cars.com, Inc. 6.38%, 11/1/2028 (a)	2,437,000	2,417,309
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (a) (b)	4,153,000	3,738,074
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	3,685,000	3,631,531
6.75%, 9/30/2027 (a)	7,439,000	7,465,185
7.13%, 9/30/2030 (a)	3,270,000	3,326,636
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	4,508,000	3,759,356
11.25%, 2/21/2030 (a) (b)	4,265,948	3,512,368
14.00%, 3/1/2028 (a)	689,000	578,161
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	2,982,000	2,806,748
5.25%, 12/1/2027 (a)	3,258,000	3,255,133
GrubHub Holdings, Inc. 13.00%, 7/31/2030 (a)	993,755	816,012
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ION Platform Finance U.S., Inc./ION Platform Finance SARL:
4.63%, 5/1/2028 (a)	$3,127,000	$2,847,947
5.00%, 5/1/2028 (a)	2,447,000	2,240,008
5.75%, 5/15/2028 (a)	2,529,000	2,321,900
8.75%, 5/1/2029 (a)	4,522,000	4,032,765
9.00%, 8/1/2029 (a)	4,785,000	4,257,597
9.50%, 5/30/2029 (a)	4,939,000	4,510,591
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	1,009,000	949,065
4.63%, 6/1/2028 (a)	2,593,000	2,555,998
5.00%, 12/15/2027 (a)	3,476,700	3,462,967
5.63%, 2/15/2029 (a)	5,201,000	5,182,068
6.13%, 9/15/2033 (a)	9,321,000	9,212,317
Newfold Digital Holdings Group, Inc.:
11.75%, 4/30/2029 (a)	531,700	459,506
11.75%, 4/30/2029 (a) (b)	2,965,000	1,550,903
Photo Holdings LLC 12.00%, 7/1/2031 (a)	8,500,000	8,756,870
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	3,719,800	3,536,153
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	2,894,000	2,969,996
9.75%, 4/15/2029 (a)	17,115,000	18,593,223
11.25%, 2/15/2027 (a)	2,641,700	2,731,914
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	2,749,397	2,749,397
Snap, Inc.:
6.88%, 3/1/2033 (a)	8,933,000	8,702,439
6.88%, 3/15/2034 (a)	2,211,000	2,140,712
Wayfair LLC:
6.75%, 11/15/2032 (a)	4,064,000	4,173,647
7.13%, 5/31/2034 (a)	2,494,000	2,564,680
7.25%, 10/31/2029 (a)	9,752,000	10,067,185
7.75%, 9/15/2030 (a)	5,965,000	6,271,840
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	6,665,000	6,264,500
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	3,451,000	2,647,055
		182,068,834
INVESTMENT COMPANY SECURITIES — 0.6%
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	2,860,000	2,853,994
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a) (b)	303,642	275,892
5.25%, 4/15/2029 (a)	7,491,955	7,136,686
FS KKR Capital Corp.:
3.13%, 10/12/2028 (b)	5,476,000	5,154,504
3.25%, 7/15/2027 (b)	7,886,000	7,680,570
6.13%, 1/15/2030 (b)	3,353,000	3,268,035
6.13%, 1/15/2031	10,000	9,615
Security Description	Principal Amount	Value
6.88%, 8/15/2029	$6,293,000	$6,301,936
7.50%, 8/1/2031	6,774,000	6,744,940
7.88%, 1/15/2029	809,000	829,937
HA Sustainable Infrastructure Capital, Inc.:
5 yr. CMT + 3.48%, 7.13%, 11/15/2056 (c)	4,201,000	4,259,856
5 yr. CMT + 4.30%, 8.00%, 6/1/2056 (c)	2,779,500	2,938,793
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	7,079,000	6,043,838
9.00%, 6/15/2030	5,827,000	5,434,785
9.75%, 1/15/2029	4,724,000	4,629,378
10.00%, 11/15/2029 (a)	8,225,000	8,115,032
Prospect Capital Corp. 3.44%, 10/15/2028 (b)	416,000	391,044
		72,068,835
IRON/STEEL — 1.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	2,447,000	2,294,797
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	278,000	278,364
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	4,637,000	4,636,768
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	2,524,000	2,434,171
4.88%, 3/1/2031 (a)	7,296,000	6,664,093
6.75%, 4/15/2030 (a)	8,200,000	8,198,688
6.88%, 11/1/2029 (a)	10,224,238	10,310,633
7.00%, 3/15/2032 (a)	4,827,300	4,803,308
7.38%, 5/1/2033 (a)	5,842,000	5,834,230
7.50%, 9/15/2031 (a)	3,434,500	3,475,096
7.63%, 1/15/2034 (a)	10,607,000	10,593,529
Commercial Metals Co.:
4.13%, 1/15/2030	2,229,000	2,158,831
5.75%, 11/15/2033 (a)	9,579,000	9,517,120
6.00%, 12/15/2035 (a)	5,380,000	5,363,591
Fortescue Treasury Pty. Ltd.:
5.88%, 4/15/2030 (a)	5,024,000	5,089,814
6.13%, 4/15/2032 (a)	5,522,700	5,680,981
Hybar LLC 7.38%, 7/1/2034 (a)	2,850,000	2,863,025
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	5,408,000	5,787,371
Mineral Resources Ltd.:
6.00%, 5/1/2032 (a)	2,087,000	2,066,902
6.25%, 5/1/2034 (a)	10,588,000	10,438,074
7.00%, 4/1/2031 (a)	3,655,000	3,785,776
8.50%, 5/1/2030 (a)	5,592,000	5,768,931
9.25%, 10/1/2028 (a)	8,287,388	8,566,010
U.S. Steel Corp.:
6.65%, 6/1/2037	1,046,000	1,074,284
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.88%, 3/1/2029	$2,015,000	$2,018,687
		129,703,074
IT SERVICES — 0.7%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	4,453,000	4,585,121
CACI International, Inc. 6.38%, 6/15/2033 (a)	7,010,000	7,109,822
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	7,781,000	8,118,851
Everforth, Inc. 4.63%, 5/15/2028 (a)	6,844,500	6,341,429
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	6,192,700	6,300,081
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,364,000	2,403,337
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	11,377,000	12,125,265
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	3,975,000	4,018,725
Science Applications International Corp. 5.88%, 11/1/2033 (a)	4,959,000	4,885,210
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	2,597,000	2,527,141
5.75%, 12/1/2034 (a)	150,000	153,087
8.25%, 12/15/2029 (a)	4,302,000	4,499,247
8.50%, 7/15/2031 (a)	3,243,000	3,388,903
9.63%, 12/1/2032 (a)	6,498,085	7,172,586
Seagate HDD Cayman 8.50%, 7/15/2031	5,840,000	6,087,733
Unisys Corp. 10.63%, 1/15/2031 (a) (b)	3,370,000	3,171,001
		82,887,539
LEISURE TIME — 1.1%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f) (g)	50,000	—
Acushnet Co. 5.63%, 12/1/2033 (a)	641,000	638,686
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,754,574	5,656,343
Gaia Purchaser, Inc. 7.63%, 7/15/2033 (a) (d)	7,780,000	7,869,314
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	3,347,000	2,840,298
Life Time, Inc. 6.00%, 11/15/2031 (a)	2,396,000	2,432,611
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	4,324,000	4,468,076
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,291,000	2,752,395
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	8,160,000	7,916,179
Security Description	Principal Amount	Value
6.25%, 3/1/2030 (a)	$1,704,000	$1,699,553
6.25%, 9/15/2033 (a)	6,579,000	6,387,222
6.75%, 2/1/2032 (a)	11,902,000	11,871,888
7.75%, 2/15/2029 (a)	8,344,000	8,703,209
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	6,816,000	6,868,006
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	5,241,000	5,150,016
6.38%, 11/1/2032 (a)	5,011,000	4,977,927
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	1,902,000	2,006,477
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	8,944,000	8,598,762
10.75%, 3/15/2030 (a)	843,000	804,298
11.13%, 7/15/2030 (a)	8,489,000	8,140,611
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a)	10,222,000	10,227,827
7.00%, 2/15/2029 (a)	7,946,600	7,959,394
9.13%, 7/15/2031 (a)	3,597,000	3,770,160
		121,739,252
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027	4,674,000	4,654,182
4.75%, 6/15/2031 (a)	8,184,000	7,902,634
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	3,380,000	3,303,950
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	7,802,000	8,029,038
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	13,648,000	12,498,156
3.75%, 5/1/2029 (a)	5,339,000	5,151,655
4.00%, 5/1/2031 (a)	14,524,077	13,724,527
4.88%, 1/15/2030	3,751,300	3,741,659
5.50%, 9/15/2031 (a)	9,990,000	10,010,679
5.50%, 3/31/2034 (a)	2,990,000	2,959,353
5.75%, 9/15/2033 (a)	5,355,000	5,374,706
5.88%, 4/1/2029 (a)	4,325,500	4,375,330
5.88%, 3/15/2033 (a)	7,594,800	7,664,976
6.13%, 4/1/2032 (a)	1,320,000	1,338,203
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a)	3,056,000	2,871,815
5.00%, 6/1/2029 (a) (b)	9,835,000	9,597,682
6.63%, 1/15/2032 (a)	9,328,000	9,467,733
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	2,906,500	2,808,638
4.75%, 1/15/2028	1,002,000	991,058
6.50%, 10/1/2033 (a) (b)	3,647,000	3,623,732
MGM Resorts International:
4.75%, 10/15/2028	10,955,500	10,879,688
6.13%, 9/15/2029	7,140,000	7,208,473
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.50%, 4/15/2032 (b)	$4,577,500	$4,577,271
Station Casinos LLC:
4.50%, 2/15/2028 (a)	2,608,000	2,576,626
6.63%, 3/15/2032 (a)	5,724,533	5,812,519
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	1,212,000	1,172,804
4.63%, 3/1/2030 (a)	8,563,000	8,283,932
6.13%, 9/1/2033 (a)	3,427,000	3,388,172
6.25%, 6/1/2031 (a)	6,388,000	6,428,244
Wyndham Hotels & Resorts, Inc.:
4.38%, 8/15/2028 (a)	1,036,000	1,019,952
5.63%, 3/1/2033 (a)	6,086,000	6,002,804
		177,440,191
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	4,807,000	4,715,667
4.13%, 4/15/2029 (a)	5,443,000	5,272,852
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	2,228,000	2,393,184
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	10,139,000	10,254,077
Terex Corp.:
5.00%, 5/15/2029 (a)	5,187,000	5,137,775
6.25%, 10/15/2032 (a)	7,357,500	7,450,867
		35,224,422
MACHINERY-DIVERSIFIED — 0.4%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	8,900,000	9,209,898
9.50%, 1/1/2031 (a)	1,127,000	1,181,254
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	7,717,000	7,724,949
Esab Corp.:
5.63%, 4/1/2031 (a)	4,898,000	4,895,992
6.25%, 4/15/2029 (a)	6,723,000	6,823,576
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	3,701,000	2,365,679
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	3,179,000	2,335,611
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	2,159,000	2,092,524
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	110,000	114,170
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	7,218,559	6,983,595
OT Merger Corp. 7.88%, 10/15/2029 (a)	593,000	184,637
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	1,735,000	1,735,000
		45,646,885
Security Description	Principal Amount	Value
MEDIA — 8.1%
AMC Global Media, Inc.:
4.25%, 2/15/2029 (b)	$941,000	$831,966
10.50%, 7/15/2032 (a)	14,132,000	14,524,446
Beasley Mezzanine Holdings LLC 10.00%, 12/31/2027 (a)	301,221	208,219
Block Communications, Inc. 10.25%, 3/1/2031 (a)	4,849,000	4,434,120
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	3,007,000	1,625,554
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	23,248,506	20,943,417
4.25%, 1/15/2034 (a) (b)	14,095,900	11,916,110
4.50%, 8/15/2030 (a)	20,515,000	19,081,822
4.50%, 5/1/2032 (b)	17,896,500	15,807,620
4.50%, 6/1/2033 (a) (b)	6,728,400	5,833,388
4.75%, 3/1/2030 (a)	25,115,400	23,832,003
4.75%, 2/1/2032 (a) (b)	7,559,600	6,756,317
5.00%, 2/1/2028 (a)	18,079,600	17,849,447
5.38%, 6/1/2029 (a)	15,968,500	15,621,185
6.38%, 9/1/2029 (a)	11,972,500	11,962,802
7.00%, 2/1/2033 (a) (b)	20,978,000	20,555,713
7.38%, 3/1/2031 (a) (b)	8,418,500	8,448,975
7.38%, 2/1/2036 (a) (b)	10,683,000	10,482,160
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	7,360,000	4,362,272
4.13%, 12/1/2030 (a) (b)	7,534,716	4,471,929
4.50%, 11/15/2031 (a) (b)	10,903,000	6,437,567
4.63%, 12/1/2030 (a)	15,781,000	3,623,160
5.00%, 11/15/2031 (a)	3,963,000	906,497
5.38%, 2/1/2028 (a) (b)	7,171,000	4,496,074
5.75%, 1/15/2030 (a)	14,583,000	3,433,130
6.50%, 2/1/2029 (a)	13,489,000	8,072,762
7.50%, 4/1/2028 (a)	8,476,000	2,295,894
11.25%, 5/15/2028 (a) (b)	5,991,000	3,871,085
11.75%, 1/31/2029 (a)	15,222,000	9,326,824
Directv Financing LLC 8.88%, 2/1/2030 (a)	20,983,000	21,360,456
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	1,638,000	1,636,280
9.25%, 6/1/2032 (a)	9,898,000	10,053,498
10.00%, 2/15/2031 (a)	16,363,000	16,996,903
Discovery Communications LLC:
3.63%, 5/15/2030	6,188,000	5,767,959
3.95%, 3/20/2028	7,014,000	6,919,311
4.13%, 5/15/2029	6,810,000	6,750,140
5.00%, 9/20/2037	6,098,000	4,786,780
6.35%, 6/1/2040	3,833,000	3,184,610
Discovery Global Holdings, Inc.:
4.05%, 3/15/2029	8,311,000	8,230,300
4.28%, 3/15/2032	19,791,000	17,733,923
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.05%, 3/15/2042	$30,399,000	$22,251,460
5.14%, 3/15/2052	5,643,000	3,778,891
DISH DBS Corp.:
5.13%, 6/1/2029 (e) (f)	16,610,000	15,013,281
5.75%, 12/1/2028 (a)	14,954,000	14,498,501
7.38%, 7/1/2028 (e) (f)	12,659,000	12,157,830
DISH Network Corp. 11.75%, 11/15/2027 (a)	24,370,446	25,047,701
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a) (b)	1,409,000	1,338,310
EchoStar Corp. 10.75%, 11/30/2029	42,283,082	45,704,629
EW Scripps Co. 9.88%, 8/15/2030 (a)	7,769,000	6,797,953
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	4,221,500	3,033,612
5.38%, 11/15/2031 (a)	10,186,000	6,832,463
7.25%, 8/15/2033 (a)	2,276,500	2,241,009
9.63%, 7/15/2032 (a)	5,415,000	5,227,099
10.50%, 7/15/2029 (a)	12,115,000	12,781,931
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	1,994,000	1,909,853
7.75%, 8/15/2030 (a)	6,300,068	5,880,735
9.13%, 5/1/2029 (a)	6,927,483	6,722,083
10.88%, 5/1/2030 (a)	5,356,157	4,633,076
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	4,629,000	2,561,642
6.75%, 10/15/2027 (a)	9,378,000	5,381,659
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	8,490,000	8,457,653
7.38%, 9/1/2031 (a)	7,607,000	7,729,016
8.00%, 8/1/2029 (a)	3,126,000	3,132,283
Midcontinent Communications 8.00%, 8/15/2032 (a)	5,945,798	5,223,146
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	11,901,000	11,658,339
6.50%, 9/15/2033 (a)	24,491,000	24,499,817
7.25%, 4/15/2034 (a)	7,636,000	7,615,383
Paramount Global:
3.38%, 2/15/2028	7,130,000	6,942,338
3.70%, 6/1/2028	4,323,000	4,194,088
4.20%, 6/1/2029	4,334,000	4,158,690
4.20%, 5/19/2032	10,522,000	9,132,780
4.38%, 3/15/2043	7,579,000	4,902,552
4.60%, 1/15/2045	2,148,000	1,369,629
4.85%, 7/1/2042	6,855,000	4,643,920
4.90%, 8/15/2044	2,586,000	1,705,183
4.95%, 1/15/2031	8,075,000	7,509,185
4.95%, 5/19/2050	1,456,000	939,964
5.25%, 4/1/2044	1,829,000	1,255,883
5.50%, 5/15/2033	3,365,000	3,005,584
5.85%, 9/1/2043	9,649,000	7,233,662
5.90%, 10/15/2040	2,428,000	1,906,514
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	$3,213,000	$2,596,200
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (b) (c)	1,143,974	978,487
6.88%, 4/30/2036 (b)	4,906,000	4,608,598
7.88%, 7/30/2030	6,666,000	6,999,100
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	200	198
9.25%, 3/25/2030 (a)	30,064	24,431
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	3,908,000	3,558,937
5.38%, 1/15/2031 (a)	2,593,000	1,570,269
Sinclair Television Group, Inc.:
5.50%, 3/1/2030 (a)	5,728,000	5,021,108
8.13%, 2/15/2033 (a)	6,192,000	6,380,670
9.75%, 2/15/2033 (a)	2,916,000	3,208,941
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a) (b)	10,622,650	9,646,960
4.00%, 7/15/2028 (a)	22,898,500	22,296,727
4.13%, 7/1/2030 (a)	10,092,000	9,496,976
5.00%, 8/1/2027 (a)	10,755,000	10,739,728
5.50%, 7/1/2029 (a)	10,450,000	10,428,368
5.88%, 4/15/2032 (a)	5,627,000	5,554,580
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	4,000,019	3,778,698
TEGNA, Inc. 5.00%, 9/15/2029	898	873
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	8,348,000	7,960,152
7.38%, 6/30/2030 (a) (b)	10,666,637	10,692,237
8.50%, 7/31/2031 (a)	10,622,000	10,672,136
8.88%, 4/15/2033 (a)	11,605,000	11,429,997
9.38%, 8/1/2032 (a)	7,976,500	8,108,352
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	9,221,000	9,540,600
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	9,127,000	6,896,726
Virgin Media O2 Vendor Financing Notes VI DAC 8.50%, 3/15/2033 (a)	5,866,000	4,720,018
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	4,164,000	3,549,394
5.50%, 5/15/2029 (a)	10,648,000	10,136,470
VZ Secured Financing BV:
5.00%, 1/15/2032 (a)	10,132,000	8,873,707
7.50%, 1/15/2033 (a)	10,436,000	10,008,333
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	1,572,000	1,381,049
Ziggo BV 4.88%, 1/15/2030 (a)	11,171,500	10,501,769
		917,802,734
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	$6,425,000	$6,513,086
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	6,500,000	6,790,745
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	4,209,000	4,108,826
Vallourec SACA 7.50%, 4/15/2032 (a)	428,201	448,044
		17,860,701
MINING — 1.3%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a)	4,465,000	4,346,231
7.13%, 3/15/2031 (a)	6,562,000	6,810,437
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	3,279,000	3,327,464
6.38%, 9/15/2032 (a)	5,075,000	5,165,386
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a) (b)	4,054,000	4,220,782
11.50%, 10/1/2031 (a)	2,500,000	2,679,500
Century Aluminum Co. 6.88%, 8/1/2032 (a)	8,051,000	8,270,712
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	4,225,000	4,185,200
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	7,578,000	7,984,863
Constellium SE:
3.75%, 4/15/2029 (a)	5,161,000	4,958,121
5.63%, 6/15/2028 (a)	4,099,000	4,098,303
6.38%, 8/15/2032 (a)	4,065,000	4,132,642
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	6,692,000	6,693,807
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	2,397,000	2,284,701
4.50%, 9/15/2027 (a)	2,608,525	2,585,309
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (a)	2,183,000	2,194,133
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	553,000	550,633
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	6,427,000	6,785,112
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	2,881,000	2,754,755
5.88%, 3/1/2034 (a)	5,462,000	5,402,191
New Gold, Inc. 6.88%, 4/1/2032 (a)	1,681,000	1,715,662
Novelis Corp.:
3.88%, 8/15/2031 (a)	393,000	357,736
4.75%, 1/30/2030 (a)	13,933,000	13,478,227
6.38%, 8/15/2033 (a)	3,196,000	3,219,650
6.88%, 1/30/2030 (a)	10,382,000	10,635,736
Security Description	Principal Amount	Value
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	$3,102,000	$3,194,502
PLS Group Ltd. 6.88%, 5/1/2031 (a)	7,089,000	7,263,957
Skeena Resources Ltd. 8.50%, 4/1/2031 (a)	6,586,000	6,915,168
Trekor Metals Ltd. 8.25%, 5/1/2030 (a)	5,789,000	6,046,205
		142,257,125
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	5,143,000	5,003,008
6.38%, 3/15/2033 (a)	6,373,000	6,443,804
Avient Corp.:
6.25%, 11/1/2031 (a)	2,370,000	2,399,246
7.13%, 8/1/2030 (a)	2,957,000	3,010,699
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	8,631,000	8,804,828
6.25%, 3/15/2033 (a)	1,101,000	1,129,009
Calderys Financing LLC 11.25%, 6/1/2028 (a)	6,159,000	6,380,293
Enpro, Inc. 6.13%, 6/1/2033 (a)	2,471,000	2,510,091
Entegris, Inc. 5.95%, 6/15/2030 (a)	3,489,000	3,521,866
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,448,000	5,449,526
Maxam Prill SARL 7.75%, 7/15/2030 (a)	69,000	71,056
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,963,000	6,092,755
		50,816,181
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Corp.:
4.80%, 3/1/2035	1,918,000	660,943
6.75%, 12/15/2039	2,634,000	933,042
10.25%, 10/15/2030 (a) (b)	1,538,000	1,356,301
13.50%, 4/15/2031 (a) (b)	2,331,000	1,588,810
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	5,127,000	2,983,811
8.88%, 11/30/2029 (a)	3,395,000	1,470,340
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	4,498,000	4,559,083
		13,552,330
OFFICE FURNISHINGS — 0.0% *
HNI Corp. 5.13%, 1/18/2029 (a)	5,863,000	5,777,576
OIL & GAS — 4.9%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	7,194,000	7,485,789
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	$4,626,000	$4,610,919
6.63%, 10/15/2032 (a)	4,106,000	4,160,158
6.63%, 7/15/2033 (a)	2,296,000	2,317,881
9.00%, 11/1/2027 (a)	778,000	859,527
Azule Energy Finance PLC 8.13%, 1/23/2030 (a)	7,000	7,030
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	7,229,000	7,249,747
Borr IHC Ltd./Borr Finance LLC:
8.75%, 1/15/2032 (a)	5,026,000	4,914,624
10.00%, 11/15/2028 (a)	1,225,427	1,284,076
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	9,918,000	10,466,168
California Resources Corp.:
7.00%, 1/15/2034 (a)	7,915,000	7,813,055
7.25%, 1/15/2035 (a)	2,605,000	2,582,962
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a)	989,000	1,013,705
9.75%, 2/15/2031 (a)	7,662,000	8,099,117
Caturus Energy LLC:
7.13%, 5/15/2031 (a)	4,738,000	4,687,256
8.50%, 2/15/2030 (a)	6,519,000	6,795,797
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	9,778,000	9,822,196
6.75%, 3/15/2033 (a)	3,289,000	3,343,696
CNX Resources Corp.:
5.88%, 3/1/2034 (a)	3,144,000	3,056,723
7.25%, 3/1/2032 (a)	6,130,500	6,311,166
7.38%, 1/15/2031 (a)	1,928,000	1,973,269
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	6,324,900	5,963,622
6.75%, 3/1/2029 (a)	16,568,000	16,291,250
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	5,182,000	5,149,094
7.63%, 4/1/2032 (a)	12,686,000	12,777,720
7.75%, 7/31/2029 (a)	4,223,000	4,231,404
7.88%, 4/15/2032 (a)	4,358,000	4,412,954
8.38%, 1/15/2034 (a)	3,105,000	3,197,839
CVR Energy, Inc.:
7.50%, 2/15/2031 (a)	5,072,000	5,047,807
7.88%, 2/15/2034 (a)	4,821,000	4,769,560
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	4,859,000	4,935,432
EnQuest PLC:
9.88%, 4/30/2031 (a) (b)	50,000	51,066
9.88%, 4/30/2031	2,200,000	2,245,606
EQT Corp. 6.50%, 7/15/2048	3,324,000	3,398,624
Security Description	Principal Amount	Value
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	$4,784,000	$4,883,507
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,058,000	5,039,538
6.00%, 4/15/2030 (a)	4,645,000	4,563,248
6.00%, 2/1/2031 (a)	14,409,500	13,950,701
6.25%, 11/1/2028 (a)	2,969,000	2,976,749
6.25%, 4/15/2032 (a)	1,241,000	1,201,176
6.88%, 5/15/2034 (a)	2,786,000	2,709,747
7.25%, 2/15/2035 (a)	1,813,000	1,784,500
8.38%, 11/1/2033 (a)	7,011,500	7,306,053
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	5,361,000	5,324,599
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	7,824,000	8,093,067
Kraken Oil & Gas Partners LLC:
7.13%, 5/15/2031 (a)	3,462,000	3,386,321
7.63%, 8/15/2029 (a)	5,915,000	5,969,655
Matador Resources Co.:
6.00%, 4/15/2034 (a)	5,562,000	5,420,503
6.25%, 4/15/2033 (a)	4,997,000	4,977,412
6.50%, 4/15/2032 (a)	3,063,000	3,078,529
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	8,469,000	8,390,662
Murphy Oil Corp.:
5.88%, 12/1/2042	6,741,000	5,999,827
6.00%, 10/1/2032 (b)	280,000	278,779
6.50%, 2/15/2034	6,356,000	6,295,300
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	8,533,000	8,726,870
8.88%, 8/15/2031 (a) (b)	7,262,000	7,458,147
9.13%, 1/31/2030 (a)	5,015,427	5,242,977
Noble Finance II LLC:
6.25%, 6/15/2034 (a)	5,625,000	5,512,275
8.00%, 4/15/2030 (a)	11,306,418	11,713,449
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a)	4,183,000	4,155,350
8.75%, 6/15/2031 (a)	3,117,000	3,210,572
Par Petroleum LLC 7.38%, 6/1/2034 (a)	1,425,000	1,443,112
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/1/2034 (a)	2,190,000	2,168,428
7.88%, 9/15/2030 (a)	4,561,000	4,646,154
9.88%, 3/15/2030 (a) (b)	6,634,000	7,095,461
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	1,995,100	2,004,597
Range Resources Corp. 4.75%, 2/15/2030 (a)	119,175	116,376
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	4,576,000	4,769,244
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Seadrill Finance Ltd.:
6.75%, 7/15/2034 (a)	$6,525,000	$6,296,821
8.38%, 8/1/2030 (a)	1,416,000	1,479,508
SM Energy Co.:
6.50%, 7/15/2028	2,479,000	2,483,140
6.63%, 4/15/2034 (a)	8,787,000	8,650,714
6.75%, 8/1/2029 (a)	11,915,000	12,129,232
7.00%, 8/1/2032 (a) (b)	2,342,000	2,363,172
8.38%, 7/1/2028 (a)	8,555,000	8,737,050
8.63%, 11/1/2030 (a)	650,000	682,760
8.75%, 7/1/2031 (a)	10,320,000	10,774,699
9.63%, 6/15/2033 (a)	3,559,000	3,901,269
Sunoco LP:
4.50%, 10/1/2029 (a)	8,478,000	8,239,514
4.63%, 5/1/2030 (a)	5,398,000	5,218,355
5.38%, 7/15/2031 (a)	442,000	436,055
5.63%, 3/15/2031 (a)	11,148,000	11,064,947
5.63%, 7/15/2034 (a)	5,003,000	4,884,179
5.88%, 7/15/2027 (a)	2,487,000	2,487,124
5.88%, 3/15/2034 (a)	4,425,000	4,355,704
6.25%, 7/1/2033 (a)	4,017,000	4,050,301
6.63%, 8/15/2032 (a)	9,073,000	9,224,701
7.00%, 5/1/2029 (a)	3,967,000	4,082,836
7.25%, 5/1/2032 (a)	2,504,000	2,596,097
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	6,927,000	6,771,212
4.50%, 4/30/2030	2,394,000	2,316,315
5.88%, 3/15/2028	3,263,000	3,260,683
7.00%, 9/15/2028 (a)	7,329,000	7,483,862
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	7,648,000	7,964,168
9.38%, 2/1/2031 (a)	3,014,772	3,166,445
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	4,296,000	4,300,940
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	8,562,500	8,425,928
Transocean International Ltd.:
6.80%, 3/15/2038	4,210,000	3,907,469
7.88%, 10/15/2032 (a)	1,435,000	1,493,376
8.25%, 5/15/2029 (a)	11,482,000	11,856,658
8.50%, 5/15/2031 (a) (b)	10,515,000	10,912,572
8.75%, 2/15/2030 (a)	4,458,300	4,622,900
Valaris Ltd. 8.38%, 4/30/2030 (a)	8,800,000	9,133,608
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a) (b)	2,093,000	2,082,284
7.25%, 2/15/2033 (a) (b)	8,726,000	8,572,684
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	3,839,000	3,907,104
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	3,418,000	3,504,817
		559,040,927
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	$1,420,000	$1,446,242
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 2/1/2034 (a)	7,520,000	7,470,594
Bristow Group, Inc. 6.75%, 2/1/2033 (a)	1,262,000	1,265,698
CHC Group LLC 11.75%, 9/1/2030 (a)	3,702,000	3,120,712
Enerflex, Inc. 6.88%, 1/15/2031 (a)	7,959,000	8,150,732
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	5,136,118	5,381,727
Kodiak Gas Services LLC:
5.88%, 4/1/2031 (a)	10,160,000	10,181,234
6.50%, 10/1/2033 (a)	9,051,000	9,162,146
6.75%, 10/1/2035 (a)	1,073,000	1,100,651
Oceaneering International, Inc.:
6.00%, 2/1/2028	2,315,000	2,347,942
6.88%, 7/15/2034 (a) (d)	5,208,000	5,292,526
Petrofac Ltd. 9.75%, 11/15/2026 (a)	14,000	936
SESI LLC 7.88%, 9/30/2030 (a)	10,062,000	10,224,501
Star Holding LLC 8.75%, 8/1/2031 (a)	6,150,000	6,171,341
TGS ASA 8.50%, 1/15/2030 (a)	4,083,000	4,285,109
Tidewater, Inc. 9.13%, 7/15/2030 (a)	4,680,500	5,010,101
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	4,960,000	4,921,014
7.13%, 3/15/2029 (a)	8,606,000	8,816,847
Viridien 10.00%, 10/15/2030 (a)	6,519,000	6,917,376
WBI Operating LLC:
6.25%, 10/15/2030 (a)	12,171,000	12,240,010
6.50%, 10/15/2033 (a)	1,784,000	1,794,989
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	5,280,000	5,387,237
		120,689,665
PACKAGING & CONTAINERS — 1.9%
Ardagh Group SA:
9.50%, 12/1/2030 (a)	13,922,221	14,874,083
11.00%, 12/1/2030 (a)	8,805,375	8,409,133
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	5,026,000	4,814,657
4.00%, 9/1/2029 (a)	2,937,000	2,792,118
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.25%, 1/30/2031 (a)	$3,822,000	$3,862,590
Ball Corp.:
2.88%, 8/15/2030	14,192,000	12,948,497
3.13%, 9/15/2031	2,510,000	2,271,274
5.50%, 9/15/2033	3,837,000	3,860,444
6.00%, 6/15/2029	6,687,975	6,798,393
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	8,490,000	8,469,030
6.75%, 7/15/2030 (a)	1,443,000	1,473,260
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	1,135,000	934,604
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	8,650,000	8,647,146
6.75%, 4/15/2032 (a)	8,145,000	7,906,514
6.88%, 1/15/2030 (a)	4,377,000	4,376,956
8.75%, 4/15/2030 (a)	7,648,000	7,545,134
Crown Americas LLC:
5.25%, 4/1/2030	1,312,000	1,315,634
5.88%, 6/1/2033	6,105,000	6,144,255
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	4,766,000	4,622,067
3.50%, 3/1/2029 (a)	2,162,000	2,054,268
3.75%, 2/1/2030 (a)	100	94
4.75%, 7/15/2027 (a)	5,634,000	5,608,140
6.38%, 7/15/2032 (a) (b)	4,669,339	4,708,888
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	2,785,000	2,394,710
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	205	207
7.88%, 4/15/2030 (a)	19,854,000	20,292,972
9.25%, 4/15/2030 (a)	7,275,000	7,182,826
OI European Group BV 4.75%, 2/15/2030 (a)	4,121,000	3,912,519
Owens-Brockway Glass Container, Inc.:
7.25%, 5/15/2031 (a) (b)	5,428,900	5,364,133
7.38%, 6/1/2032 (a) (b)	2,318,000	2,225,651
9.50%, 6/1/2033 (a) (b)	3,095,000	3,172,994
Sealed Air Corp. 6.88%, 7/15/2033 (a)	1,649,000	1,638,545
Silgan Holdings, Inc. 4.13%, 2/1/2028 (b)	1,907,200	1,881,815
Sword Purchaser LLC:
8.25%, 4/15/2033 (a)	14,589,000	15,090,570
10.50%, 4/15/2034 (a)	3,508,000	3,665,825
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	4,285,579	4,039,501
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,652,000	4,664,607
Security Description	Principal Amount	Value
TriMas Corp. 4.13%, 4/15/2029 (a)	$7,788,500	$7,499,780
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	4,201,000	4,440,079
		211,903,913
PHARMACEUTICALS — 2.1%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	47,393,000	47,973,090
Accendra Health, Inc.:
9.00%, 6/15/2032 (a)	1,767,239	1,893,165
9.75%, 6/15/2033 (a) (b) (h)	3,633,000	2,470,440
9.75%, 6/15/2033 (a) (h)	1,395,236	1,281,093
Adapthealth LLC:
4.63%, 8/1/2029 (a)	6,385,000	6,165,548
5.13%, 3/1/2030 (a)	6,549,000	6,349,910
6.13%, 8/1/2028 (a)	2,970,100	2,970,813
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	5,352,000	5,557,249
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a) (b)	6,403,000	5,919,894
5.00%, 1/30/2028 (a)	3,009,000	2,670,758
5.00%, 2/15/2029 (a) (b)	3,200,000	2,357,632
5.25%, 1/30/2030 (a) (b)	5,129,000	3,279,893
5.25%, 2/15/2031 (a)	3,030,000	1,787,791
6.25%, 2/15/2029 (a)	5,890,000	4,438,704
7.25%, 5/30/2029 (a)	1,000,000	754,120
11.00%, 9/30/2028 (a)	6,947,000	7,072,254
14.00%, 10/15/2030 (a)	2,213,000	2,074,665
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	3,668,000	3,669,247
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (b) (c)	9,481,000	9,872,755
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	17,951,000	18,623,804
Elanco Animal Health, Inc. 6.40%, 8/28/2028	4,545,000	4,668,306
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	10,694,507	11,266,235
Grifols SA 4.75%, 10/15/2028 (a)	9,157,100	8,989,342
Harrow, Inc. 8.63%, 9/15/2030 (a)	2,825,000	2,873,901
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	5,657,500	5,298,136
7.75%, 5/1/2033 (a)	8,497,000	8,604,317
Jazz Securities DAC 4.38%, 1/15/2029 (a)	17,226,000	16,868,561
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	13,945,300	13,769,310
5.13%, 4/30/2031 (a)	15,952,000	15,788,332
6.75%, 5/15/2034 (a)	5,668,000	5,979,173
7.88%, 5/15/2034 (a) (b)	4,722,000	5,063,353
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	$6,466,000	$5,871,775
		242,223,566
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	10,413,000	10,385,093
5.75%, 1/15/2028 (a)	1,963,000	1,964,335
5.75%, 10/15/2033 (a)	4,774,000	4,728,552
6.63%, 2/1/2032 (a)	4,496,000	4,590,956
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	2,821,000	2,892,287
7.25%, 7/15/2032 (a)	1,249,000	1,290,292
Buckeye Partners LP:
4.13%, 12/1/2027	5,707,000	5,631,154
4.50%, 3/1/2028 (a)	2,358,000	2,334,727
5.60%, 10/15/2044	1,377,700	1,227,806
5.85%, 11/15/2043	3,582,000	3,282,724
6.75%, 2/1/2030 (a)	2,992,000	3,090,078
6.88%, 7/1/2029 (a)	7,035,000	7,188,855
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	4,405,000	4,195,983
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	9,629,417	9,444,051
7.50%, 12/15/2033 (a)	4,114,900	4,310,399
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.88%, 6/1/2034 (a)	6,625,000	6,602,144
7.38%, 6/30/2033 (a)	5,291,000	5,396,767
8.63%, 3/15/2029 (a)	6,900,000	7,173,861
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (c)	9,649,000	9,730,920
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (c)	6,898,000	7,024,716
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (c)	3,070,000	3,161,947
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	6,241,000	6,623,136
Excelerate Energy LP 8.00%, 5/15/2030 (a)	10,237,000	10,799,011
Genesis Energy LP/Genesis Energy Finance Corp.:
6.75%, 3/15/2034	4,206,000	4,174,076
7.88%, 5/15/2032	7,026,000	7,256,242
8.25%, 1/15/2029	3,153,000	3,256,481
8.88%, 4/15/2030	5,949,000	6,220,393
Security Description	Principal Amount	Value
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	$1,884,000	$1,902,049
7.13%, 7/1/2033 (a)	2,813,000	2,845,124
8.25%, 1/15/2032 (a)	581,000	608,487
Harvest Midstream I LP:
6.75%, 5/15/2034 (a)	8,931,000	9,051,836
7.50%, 5/15/2032 (a)	7,457,000	7,722,245
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,751,000	1,689,277
5.13%, 6/15/2028 (a)	6,661,000	6,641,950
5.50%, 10/15/2030 (a)	1,331,000	1,326,914
5.88%, 3/1/2028 (a)	5,897,500	5,939,431
6.50%, 6/1/2029 (a)	2,715,000	2,767,752
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	5,747,000	5,795,332
7.38%, 7/15/2032 (a)	5,739,000	5,940,209
ITT Holdings LLC 6.50%, 8/1/2029 (a)	15,150,000	14,974,715
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	2,819,000	2,832,531
6.63%, 12/15/2028 (a)	9,796,000	9,958,614
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	1,970,000	1,985,386
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	9,492,000	9,827,163
8.38%, 2/15/2032 (a)	9,569,000	9,965,539
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	4,716,000	4,775,139
NuStar Logistics LP 6.38%, 10/1/2030 (b)	963,000	995,559
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,463,500	5,677,560
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	2,259,000	2,207,156
4.95%, 7/15/2029 (a)	3,435,000	3,393,093
6.75%, 3/15/2033 (a)	528,000	542,478
6.88%, 4/15/2040 (a)	1,991,000	2,036,853
7.50%, 7/15/2038 (a)	3,089,000	3,257,042
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (c)	6,272,500	6,696,145
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (c)	4,140,000	4,327,045
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	4,485,500	4,683,086
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	$7,750,000	$7,731,710
6.00%, 12/31/2030 (a)	4,431,000	4,433,570
6.00%, 9/1/2031 (a)	2,004,000	1,982,317
6.75%, 3/15/2034 (a)	2,970,000	2,996,403
7.38%, 2/15/2029 (a)	7,336,000	7,524,388
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	8,575,000	8,735,438
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	13,675,000	13,053,608
3.88%, 11/1/2033 (a)	10,801,000	9,627,147
4.13%, 8/15/2031 (a)	2,024,100	1,900,023
6.00%, 5/1/2036 (a)	4,555,000	4,603,237
6.25%, 1/15/2030 (a)	11,708,000	11,999,061
Venture Global LNG, Inc.:
6.38%, 12/15/2034 (a)	11,394,000	11,196,314
6.63%, 6/15/2036 (a)	7,549,000	7,440,823
7.00%, 1/15/2030 (a)	13,011,000	13,263,544
8.38%, 6/1/2031 (a)	15,375,898	16,006,925
9.50%, 2/1/2029 (a)	24,785,000	26,709,555
9.88%, 2/1/2032 (a)	15,484,000	16,523,905
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	10,069,000	10,299,681
6.50%, 1/15/2034 (a)	15,325,000	15,964,512
6.50%, 6/15/2034 (a)	7,994,000	8,324,152
6.75%, 1/15/2036 (a)	17,193,000	18,224,408
7.50%, 5/1/2033 (a)	14,904,000	16,357,140
7.75%, 5/1/2035 (a)	11,821,000	13,251,696
		532,492,253
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	7,173,672	7,216,714
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	3,094,000	2,984,101
5.75%, 1/15/2029 (a)	2,127,000	2,104,028
9.75%, 4/15/2030 (a)	6,747,500	7,250,324
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,263,000	4,161,583
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	3,261,300	3,266,388
8.88%, 9/1/2031 (a)	1,503,000	1,573,746
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	939,000	961,536
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	3,057,000	2,953,612
4.38%, 2/1/2031 (a)	1,003,000	948,537
5.88%, 3/1/2032 (a)	5,454,000	5,412,222
Security Description	Principal Amount	Value
6.13%, 3/1/2034 (a)	$3,065,000	$3,032,327
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	7,829,741	7,732,966
Kennedy-Wilson, Inc.:
7.00%, 6/1/2031 (a)	8,780,000	8,985,189
7.25%, 6/1/2033 (a)	4,441,000	4,531,152
Newmark Group, Inc. 7.50%, 1/12/2029	6,004,000	6,295,074
		69,409,499
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Arbor Realty SR, Inc.:
7.88%, 7/15/2030 (a) (b)	5,154,000	4,853,109
8.50%, 12/15/2028 (a) (b)	2,066,000	2,042,716
Blackstone Mortgage Trust, Inc.:
6.25%, 6/1/2031 (a)	8,554,000	8,261,624
7.75%, 12/1/2029 (a)	1,349,000	1,395,446
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	4,011,000	3,916,180
4.55%, 10/1/2029	1,039,000	975,455
6.13%, 1/15/2031 (b)	1,070,500	1,021,653
8.88%, 4/12/2029	9,306,000	9,825,275
Diversified Healthcare Trust:
4.38%, 3/1/2031	7,342,000	6,720,500
4.75%, 2/15/2028	7,196,200	7,049,469
7.25%, 10/15/2030 (a)	2,251,000	2,314,141
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	6,268,000	6,200,512
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	2,767,000	2,420,516
3.95%, 11/1/2027	4,881,000	4,757,755
4.65%, 4/1/2029 (b)	3,209,000	3,037,190
5.95%, 2/15/2028	1,521,000	1,505,668
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	11,123,000	10,681,083
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	7,846,000	7,506,190
4.88%, 9/15/2027 (a)	7,676,672	7,662,240
4.88%, 9/15/2029 (a)	12,253,000	12,008,185
5.00%, 7/15/2028 (a)	325,500	324,071
5.25%, 3/15/2028 (a)	6,384,500	6,377,477
5.25%, 7/15/2030 (a)	16,084,000	15,830,516
5.63%, 7/15/2032 (a)	4,603,500	4,550,099
6.25%, 1/15/2033 (a)	6,850,000	6,914,938
6.25%, 1/15/2035 (a)	7,635,000	7,663,708
7.00%, 2/15/2029 (a)	6,559,000	6,684,933
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	3,348,000	3,375,387
6.38%, 8/1/2030 (a)	7,748,000	7,848,414
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	$10,115,100	$6,935,722
4.63%, 8/1/2029	5,478,000	4,401,573
5.00%, 10/15/2027	10,023,000	9,720,907
8.50%, 2/15/2032 (a)	9,585,000	9,802,388
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	6,894,000	6,741,574
5.88%, 10/1/2028 (a)	5,960,000	5,958,868
7.00%, 2/1/2030 (a)	3,192,000	3,270,268
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	4,591,000	4,667,716
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	6,928,000	6,786,392
5.75%, 3/15/2034 (a)	5,441,500	5,383,439
6.50%, 4/1/2032 (a)	5,943,000	6,078,738
6.50%, 6/15/2033 (a)	3,571,000	3,664,275
7.25%, 7/15/2028 (a)	2,118,000	2,159,428
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	6,080,600	6,102,551
8.00%, 7/15/2030 (a)	8,120,000	8,094,828
8.50%, 6/1/2031 (a)	2,224,000	2,231,473
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	5,259,900	5,009,739
SBA Communications Corp. 3.13%, 2/1/2029	6,374,000	6,099,089
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	2,235,000	2,076,002
3.95%, 1/15/2028	101,000	97,963
4.38%, 2/15/2030 (b)	3,931,000	3,539,669
4.95%, 10/1/2029 (b)	5,195,000	4,884,027
8.63%, 11/15/2031 (a)	4,430,000	4,665,809
8.88%, 6/15/2032	6,595,000	6,791,069
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (a)	3,532,000	3,515,612
5.88%, 8/15/2029 (a) (d)	3,775,000	3,787,344
6.00%, 4/15/2030 (a)	8,000,000	8,027,520
6.13%, 6/1/2031 (a)	2,697,000	2,713,640
6.50%, 7/1/2030 (a)	2,723,000	2,780,319
6.50%, 10/15/2030 (a)	1,388,000	1,419,646
7.25%, 4/1/2029 (a)	3,492,000	3,606,922
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,248,000	5,126,929
Vornado Realty LP:
3.40%, 6/1/2031	887,000	816,288
5.75%, 2/1/2033	746,000	749,737
XHR LP:
4.88%, 6/1/2029 (a)	2,447,400	2,402,001
Security Description	Principal Amount	Value
6.63%, 5/15/2030 (a)	$1,586,000	$1,622,652
		325,456,567
RETAIL — 4.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	3,448,500	3,317,905
3.88%, 1/15/2028 (a)	11,275,000	11,067,766
4.00%, 10/15/2030 (a)	17,980,000	16,980,851
4.38%, 1/15/2028 (a)	5,863,000	5,798,624
5.63%, 9/15/2029 (a)	5,890,000	5,925,104
6.13%, 6/15/2029 (a)	14,406,000	14,623,243
Academy Ltd. 5.88%, 5/15/2031 (a)	3,191,000	3,190,202
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	5,947,000	5,715,900
3.90%, 4/15/2030	4,653,000	4,374,239
5.95%, 3/9/2028	1,404,000	1,419,247
7.00%, 8/1/2030 (a)	17,016,000	17,454,162
7.38%, 8/1/2033 (a) (b)	2,734,000	2,831,659
Arko Corp. 5.13%, 11/15/2029 (a)	3,504,000	3,238,432
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	1,348,000	1,334,412
4.63%, 11/15/2029 (a)	4,929,000	4,789,953
4.75%, 3/1/2030	2,121,000	2,063,500
5.00%, 2/15/2032 (a)	6,275,000	5,992,876
Bath & Body Works, Inc.:
5.25%, 2/1/2028	3,717,000	3,720,977
6.63%, 10/1/2030 (a)	6,418,201	6,544,511
6.75%, 7/1/2036	3,692,000	3,697,723
6.88%, 11/1/2035 (b)	5,527,258	5,660,133
6.95%, 3/1/2033	2,761,000	2,776,075
7.50%, 6/15/2029	300,000	303,360
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	5,588,000	5,389,514
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	855,000	816,046
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	2,117,000	2,088,886
Brinker International, Inc. 8.25%, 7/15/2030 (a)	1,844,000	1,922,499
Carvana Co.:
9.00%, 6/1/2030 (a)	14,030,394	14,504,200
9.00%, 6/1/2031 (a)	17,838,822	19,684,070
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	1,833,000	1,922,267
EG Global Finance PLC 12.00%, 11/30/2028 (a)	4,566,783	4,840,790
Ferrellgas LP/Ferrellgas Finance Corp.:
5.88%, 4/1/2029 (a)	4,474,000	4,352,978
9.25%, 1/15/2031 (a)	10,735,000	11,309,752
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	$10,611,200	$10,314,511
6.75%, 1/15/2030 (a) (b)	5,045,500	4,947,971
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	4,446,000	4,371,307
5.63%, 1/1/2030 (a)	5,073,000	5,047,331
6.13%, 5/1/2034 (a)	3,549,000	3,529,764
6.88%, 3/1/2032 (a)	5,179,100	5,320,800
Gap, Inc.:
3.63%, 10/1/2029 (a)	3,661,000	3,449,760
3.88%, 10/1/2031 (a)	4,446,000	4,051,106
Gee Automotive Holdings LLC 7.25%, 3/1/2031 (a)	5,840,000	5,915,920
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,634,000	5,547,743
8.75%, 1/15/2032 (a) (b)	4,852,000	4,602,219
11.50%, 8/15/2029 (a)	5,682,000	5,915,019
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	2,739,000	1,097,764
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	8,253,869	8,038,856
6.38%, 1/15/2030 (a)	3,925,000	3,975,907
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,408,000	1,396,173
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,839,800	3,829,932
Kohl's Corp.:
5.13%, 5/1/2031	5,170,400	4,622,751
5.55%, 7/17/2045	2,682,000	1,890,622
10.00%, 6/1/2030 (a) (b)	4,730,000	5,120,982
LBM Acquisition LLC:
6.25%, 1/15/2029 (a)	3,297,000	2,387,819
9.50%, 6/15/2031 (a)	8,087,000	7,226,705
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	8,027,000	7,823,596
8.25%, 8/1/2031 (a)	9,075,000	9,456,604
Liberty Interactive LLC:
8.25%, 2/1/2030 (e) (f)	3,111,000	160,217
8.50%, 7/15/2029 (e) (f)	1,949,000	101,874
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	2,952,000	2,828,164
4.38%, 1/15/2031 (a)	124,000	117,524
4.63%, 12/15/2027 (a)	3,945,000	3,926,064
5.50%, 10/1/2030 (a)	10,321,000	10,212,836
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	101,000	90,798
5.13%, 1/15/2042	92,000	76,021
6.13%, 3/15/2032 (a) (b)	5,234,000	5,260,222
Security Description	Principal Amount	Value
7.38%, 8/1/2033 (a) (b)	$6,845,000	$7,185,881
Michaels Cos., Inc.:
8.50%, 3/15/2033 (a)	13,718,000	13,579,997
11.00%, 3/15/2034 (a) (b)	7,046,000	6,897,682
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,458,000	2,299,090
4.75%, 9/15/2029	4,820,000	4,743,651
5.88%, 6/1/2034 (a)	1,408,000	1,412,027
Nordstrom, Inc.:
4.38%, 4/1/2030	100	96
5.00%, 1/15/2044	8,300,000	5,862,705
6.95%, 3/15/2028	5,094,000	5,248,246
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	335,000	321,600
Park River Holdings, Inc.:
8.00%, 3/15/2031 (a)	5,562,500	5,615,678
8.75%, 12/31/2030 (a) (b)	2,723,694	2,649,991
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,794,473	1,717,382
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	4,998,000	5,034,335
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	14,715,000	14,718,384
10.00%, 9/15/2033 (a)	3,467,000	3,472,270
QXO Building Products, Inc.:
6.50%, 7/15/2031 (a)	11,725,000	11,948,010
6.75%, 4/30/2032 (a)	16,691,000	17,229,952
6.88%, 7/15/2034 (a)	10,545,000	10,824,548
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 4/1/2032	1,500,000	1,531,680
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	3,581,000	3,499,425
4.88%, 11/15/2031 (a) (b)	5,510,000	5,297,975
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	233,000	214,358
Staples, Inc.:
10.75%, 9/1/2029 (a)	17,779,971	16,954,269
12.75%, 1/15/2030 (a)	6,011,286	4,600,858
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	4,086,000	3,871,117
6.50%, 12/15/2035 (a)	500	484
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	6,525,000	6,327,488
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	8,781,000	8,557,348
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	4,359,000	4,499,098
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	$825,000	$815,084
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a) (b)	4,593,000	4,661,390
Yum! Brands, Inc.:
3.63%, 3/15/2031	5,252,000	4,887,931
4.63%, 1/31/2032	13,569,000	12,983,362
4.75%, 1/15/2030 (a)	6,960,000	6,846,274
5.35%, 11/1/2043	493,000	461,473
5.38%, 4/1/2032	3,314,000	3,294,215
6.88%, 11/15/2037	1,484,000	1,607,973
		553,980,065
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	6,130,000	6,151,516
Entegris, Inc.:
3.63%, 5/1/2029 (a)	156,000	149,141
4.38%, 4/15/2028 (a)	4,520,000	4,455,409
4.75%, 4/15/2029 (a)	17,964,999	17,756,246
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,092,000	3,976,483
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,877,000	4,807,990
		37,296,785
SOFTWARE — 2.8%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,418,000	1,442,999
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	13,683,000	13,120,902
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	3,306,000	3,140,932
Castle U.S. Holding Corp.:
9.50%, 2/15/2028 (a)	66,000	28,960
10.00%, 6/30/2031 (a)	1,577,000	304,676
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	4,037,000	2,264,636
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,771,000	3,635,147
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	32,775,500	31,814,195
6.63%, 8/15/2033 (a)	4,945,000	4,282,518
8.25%, 6/30/2032 (a)	12,245,500	11,464,972
9.00%, 9/30/2029 (a)	29,439,920	28,583,807
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	3,129,000	3,128,468
CoreWeave, Inc.:
9.00%, 2/1/2031 (a) (b)	11,542,000	11,413,191
9.25%, 6/1/2030 (a) (b)	15,354,000	15,448,581
9.63%, 7/15/2032 (a)	9,340,000	9,202,889
9.75%, 10/1/2031 (a)	20,270,000	20,217,298
Security Description	Principal Amount	Value
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	$1,177,000	$824,077
Elastic NV 4.13%, 7/15/2029 (a)	5,157,000	4,920,088
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	7,227,000	7,002,168
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	6,345,000	6,197,986
6.00%, 5/15/2033 (a)	9,791,000	9,640,806
6.25%, 9/15/2034 (a)	6,424,000	6,325,713
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/2033 (a)	22,622,000	23,685,008
8.75%, 7/1/2034 (a)	14,039,000	14,898,046
Open Text Corp.:
3.88%, 2/15/2028 (a)	5,071,000	4,938,596
3.88%, 12/1/2029 (a)	8,597,000	7,902,792
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	7,531,700	6,898,284
4.13%, 12/1/2031 (a) (b)	5,383,000	4,721,322
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	2,775,000	2,387,444
PTC, Inc. 4.00%, 2/15/2028 (a)	1,475,000	1,443,951
RingCentral, Inc. 8.50%, 8/15/2030 (a)	93,000	97,251
ROBLOX Corp. 3.88%, 5/1/2030 (a)	7,082,000	6,696,527
Rocket Software, Inc.:
6.50%, 2/15/2029 (a) (b)	4,654,000	4,194,185
9.00%, 11/28/2028 (a)	3,546,000	3,518,873
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	12,945,766	12,942,271
6.50%, 6/1/2032 (a)	4,127,000	4,157,829
Twilio, Inc.:
3.63%, 3/15/2029	5,321,000	5,130,561
3.88%, 3/15/2031 (b)	235,200	221,937
UKG, Inc. 6.88%, 2/1/2031 (a)	16,666,000	16,181,519
West Technology Group LLC 8.50%, 4/10/2027 (a) (e) (f)	3,601,000	115,628
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	755,000	613,558
		315,150,591
TELECOMMUNICATIONS — 6.9%
Altice Financing SA:
5.00%, 1/15/2028 (a)	9,212,000	6,491,328
5.75%, 8/15/2029 (a)	15,314,000	10,688,100
9.63%, 7/15/2027 (a)	3,363,000	2,594,353
Altice France Lux 3/Altice Holdings 1 10.00%, 1/15/2033 (a) (b)	9,229,546	9,066,091
Altice France SA:
6.50%, 10/15/2031 (a)	2,517,293	2,434,625
6.50%, 4/15/2032 (a)	12,324,663	11,913,759
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.88%, 10/15/2030 (a)	$8,012,239	$7,777,480
6.88%, 7/15/2032 (a)	12,650,625	12,274,395
9.50%, 11/1/2029 (a)	11,702,823	11,882,929
Altice Holdings 1 SARL Zero Coupon, 12/31/2099 (a) (g)	5,217	81,643
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	15,846,000	15,899,401
APLD ComputeCo 3 LLC 7.00%, 6/15/2031 (a)	12,010,000	11,992,585
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	17,080,000	18,427,441
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (b) (c)	8,470,500	8,658,884
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	9,357,000	9,670,647
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	15,684,000	15,916,123
British Telecommunications Ltd.:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	2,435,000	2,418,564
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	144,100	139,221
Ciena Corp. 4.00%, 1/31/2030 (a)	5,053,000	4,823,341
Cipher Compute LLC 7.13%, 11/15/2030 (a)	13,119,000	13,651,238
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	20,686,000	21,771,808
Connect Holding II LLC 10.50%, 4/3/2031 (a)	16,517,000	16,551,686
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	27,047,000	27,421,871
EchoStar Corp. 6.75%, 11/30/2030	17,517,909	17,798,371
Edged Compute LLC 7.50%, 4/30/2031 (a)	11,291,000	11,003,418
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	6,655,000	6,696,328
Embarq LLC 8.00%, 6/1/2036	6,858,000	1,987,791
Fibercop SpA:
6.00%, 9/30/2034 (a)	4,711,000	4,568,963
Series 2033, 6.38%, 11/15/2033 (a)	1,889,500	1,896,926
7.20%, 7/18/2036 (a)	5,378,000	5,535,898
7.72%, 6/4/2038 (a)	1,000	1,044
Flash Compute LLC 7.25%, 12/31/2030 (a)	11,693,000	12,029,057
GCI LLC 4.75%, 10/15/2028 (a)	3,795,000	3,618,798
Security Description	Principal Amount	Value
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	$5,639,994	$2,771,452
Iliad Holding SAS:
7.00%, 10/15/2028 (a)	7,377,000	7,412,114
7.00%, 4/15/2032 (a)	7,507,000	7,644,153
8.50%, 4/15/2031 (a)	6,021,000	6,378,708
Level 3 Financing, Inc.:
3.75%, 7/15/2029 (a)	254,000	244,978
6.88%, 6/30/2033 (a)	17,236,807	17,700,477
7.00%, 3/31/2034 (a)	17,493,702	18,035,657
7.50%, 2/15/2037 (a)	5,172,000	5,311,334
8.50%, 1/15/2036 (a)	12,514,777	13,449,005
Lumen Technologies, Inc.:
4.50%, 1/15/2029 (a)	3,261,700	3,146,236
Series P, 7.60%, 9/15/2039	3,005,000	2,866,560
Series U, 7.65%, 3/15/2042	1,871,500	1,759,715
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	45,276,000	45,357,950
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	1,196,500	1,117,986
5.13%, 1/15/2028 (a)	3,303,900	3,279,616
6.25%, 3/25/2029 (a)	3,375,900	3,388,323
7.38%, 4/2/2032 (a)	4,798,600	4,952,587
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	33,987,000	33,941,118
Qwest Corp. 6.50%, 9/1/2051	3,850,000	3,081,540
RCN Corp. Zero Coupon, 4/15/2023 (e) (f) (g)	3,000	—
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	1,758,000	1,751,109
5 yr. CMT + 2.84%, 6.88%, 7/31/2056 (c)	3,098,000	3,137,747
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (c)	9,085,000	9,289,776
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (c)	9,985,000	10,275,164
SE Cosmos LLC 8.88%, 5/1/2031 (a)	7,491,000	7,701,347
SES AMERICOM, Inc. 5.30%, 3/25/2044 (a)	2,100,500	1,646,834
SES SA 5.30%, 4/4/2043 (a)	500,000	392,645
Stingray Compute LLC 6.00%, 6/15/2031 (a)	6,220,000	6,234,368
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	30,644,000	30,211,307
Telecom Italia Capital SA:
6.00%, 9/30/2034	3,326,742	3,402,625
6.38%, 11/15/2033	4,356,916	4,552,846
7.20%, 7/18/2036	1,932,000	2,113,821
7.72%, 6/4/2038	2,430,000	2,787,817
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
TELUS Corp.:
5 yr. CMT + 2.69%, 6.38%, 6/9/2056 (c)	$6,423,000	$6,406,172
5 yr. CMT + 2.52%, 6.63%, 6/9/2056 (c)	3,684,000	3,671,953
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (c)	5,767,000	5,848,776
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (c)	2,879,831	2,976,564
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	4,140,500	4,128,451
6.50%, 2/15/2029 (a)	8,984,000	8,913,116
8.63%, 6/15/2032 (a)	3,789,000	3,949,388
Series FEB, 8.63%, 6/15/2032 (a)	5,557,000	5,806,565
Uniti Services LLC 7.50%, 10/15/2033 (a)	13,353,000	14,063,113
Viasat, Inc.:
5.63%, 4/15/2027 (a)	6,909,057	6,901,595
6.50%, 7/15/2028 (a)	3,128,000	3,119,523
7.50%, 5/30/2031 (a)	3,624,000	3,659,914
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	5,907,000	5,633,506
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	13,958,300	11,513,225
4.75%, 7/15/2031 (a)	9,974,500	8,205,423
6.75%, 1/15/2033 (a)	10,460,000	8,848,951
7.75%, 4/15/2032 (a)	5,180,000	4,666,403
Vodafone Group PLC:
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	6,466,700	5,999,934
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	2,672,000	2,084,053
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	18,555,864	19,233,153
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	20,270,308	21,376,661
WULF Compute LLC 7.75%, 10/15/2030 (a)	25,753,000	27,030,864
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	5,680,000	5,693,007
Zayo Group Holdings, Inc.:
9.25%, 3/9/2030 (a)	820,132	820,690
13.75%, 9/9/2030 (a)	6,789,161	6,696,149
Zegona Finance PLC 8.63%, 7/15/2029 (a)	10,466,245	10,931,574
		781,199,745
TRANSPORTATION — 0.5%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	9,000	9,340
Security Description	Principal Amount	Value
Brightline East LLC 11.00%, 1/31/2030 (a)	$7,621,600	$599,058
Danaos Corp. 6.88%, 10/15/2032 (a)	2,537,000	2,620,949
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	500,000	479,255
GB AIT Buyer, Inc. 8.75%, 4/30/2034 (a)	5,872,000	5,893,844
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,719,000	1,744,940
PODS LLC 8.75%, 5/15/2031 (a)	5,484,000	5,366,533
Rand Parent LLC 8.50%, 2/15/2030 (a)	10,322,000	10,685,025
RXO, Inc. 6.38%, 5/15/2031 (a)	1,588,000	1,613,853
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	6,234,000	6,139,991
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	3,683,000	3,815,109
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	5,017,000	5,152,509
XPO CNW, Inc. 6.70%, 5/1/2034	740,700	780,394
XPO, Inc.:
7.13%, 6/1/2031 (a)	1,187,000	1,226,788
7.13%, 2/1/2032 (a)	8,508,000	8,814,118
		54,941,706
TRUCKING & LEASING — 0.2%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	6,516,500	6,506,074
5.88%, 4/15/2033 (a)	2,617,465	2,615,790
7.00%, 5/1/2031 (a)	4,946,000	5,123,017
7.00%, 6/15/2032 (a)	5,670,000	5,858,131
7.88%, 12/1/2030 (a)	5,126,333	5,355,531
		25,458,543
TOTAL CORPORATE BONDS & NOTES (Cost $11,202,131,368)		11,055,307,363

	Shares
COMMON STOCKS — 0.0% *
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (f) (g)	54,788	1,095,934
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (f) (g)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Baytex Energy Corp.	2,052	8,208
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (f) (g)	8,084	711,392
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Shares	Value
Par Health, Inc. (f) (g)	8,083	$72,750
		784,142
TOTAL COMMON STOCKS (Cost $1,628,320)		1,888,284
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC/Tapstone Energy Finance Corp. (f) (g) (Cost $854)	324	—
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (i) (j)	30,482,474	30,482,474
State Street Navigator Securities Lending Portfolio II (k) (l)	423,679,436	423,679,436
TOTAL SHORT-TERM INVESTMENTS (Cost $454,161,910)		454,161,910
TOTAL INVESTMENTS — 101.5% (Cost $11,657,922,452)		11,511,357,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(173,736,629)
NET ASSETS — 100.0%		$11,337,620,928

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 82.2% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Non-income producing security.
(g)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $1,961,719,
representing less than 0.05% of the Fund's net assets.

(h)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2026.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$11,055,225,720	$81,643	$11,055,307,363
Common Stocks	8,208	—	1,880,076	1,888,284
Preferred Stocks	—	—	0 (a)	0
Short-Term Investments	454,161,910	—	—	454,161,910
TOTAL INVESTMENTS	$454,170,118	$11,055,225,720	$1,961,719	$11,511,357,557

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2026.
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,349,348	$83,349,348	$2,010,471,363	$2,063,338,237	$—	$—	30,482,474	$30,482,474	$2,509,600
State Street Navigator Securities Lending Portfolio II	740,945,540	740,945,540	1,556,991,135	1,874,257,239	—	—	423,679,436	423,679,436	6,414,106
Total		$824,294,888	$3,567,462,498	$3,937,595,476	$—	$—		$454,161,910	$8,923,706
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.1%
Omnicom Group, Inc.:
4.20%, 3/2/2029	$850,000	$838,584
5.00%, 6/2/2033	150,000	147,303
5.30%, 6/2/2036 (a)	500,000	487,410
5.40%, 10/1/2048 (a)	350,000	312,890
WPP LLC 6.50%, 3/30/2036	851,000	834,371
		2,620,558
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
3.25%, 2/1/2028	236,000	231,084
3.63%, 2/1/2031	917,000	872,214
3.63%, 3/1/2048	197,000	141,279
3.75%, 2/1/2050	800,000	583,864
3.85%, 11/1/2048	534,000	394,519
3.90%, 5/1/2049	765,000	572,373
5.15%, 5/1/2030	1,212,000	1,226,689
5.71%, 5/1/2040	721,000	732,860
5.81%, 5/1/2050	1,600,000	1,579,632
5.93%, 5/1/2060	1,000,000	985,140
6.30%, 5/1/2029	318,000	331,051
6.86%, 5/1/2054	1,447,000	1,625,893
7.01%, 5/1/2064	790,000	898,420
Embraer Netherlands Finance BV:
5.40%, 1/9/2038	319,000	308,065
5.98%, 2/11/2035	35,000	36,442
GE Capital Funding LLC 4.55%, 5/15/2032	480,000	475,973
General Dynamics Corp.:
2.85%, 6/1/2041	500,000	372,485
4.25%, 4/1/2040	100,000	89,901
General Electric Co.:
4.30%, 7/29/2030	1,389,000	1,376,055
Series MTN, 5.88%, 1/14/2038	441,000	469,308
Series MTN, 6.75%, 3/15/2032	100,000	110,111
Hexcel Corp.:
4.90%, 5/15/2031	125,000	124,529
5.88%, 2/26/2035	100,000	103,513
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (b)	510,000	504,920
4.00%, 3/16/2029 (b)	400,000	394,628
4.30%, 3/16/2031 (b)	500,000	491,335
4.60%, 3/16/2033 (b)	500,000	490,610
4.95%, 3/16/2036 (b)	1,000,000	984,760
5.62%, 3/16/2046 (b)	1,291,000	1,284,777
5.73%, 3/16/2056 (b)	1,000,000	999,850
5.85%, 3/16/2066 (b)	220,000	221,685
Howmet Aerospace, Inc.:
3.75%, 3/3/2028	225,000	222,219
Security Description	Principal Amount	Value
3.90%, 4/15/2029	$100,000	$98,319
4.55%, 11/15/2032	225,000	221,018
4.75%, 4/15/2036	145,000	140,917
L3Harris Technologies, Inc.:
4.40%, 6/15/2028	575,000	573,046
5.05%, 6/1/2029	329,000	332,777
5.40%, 7/31/2033	434,000	443,908
5.50%, 8/15/2054 (a)	100,000	96,748
6.15%, 12/15/2040	205,000	217,472
Lockheed Martin Corp.:
3.80%, 3/1/2045	100,000	79,564
4.07%, 12/15/2042	180,000	152,323
4.09%, 9/15/2052	242,000	190,703
4.15%, 8/15/2028	503,000	500,721
4.15%, 6/15/2053	1,495,000	1,184,638
4.30%, 6/15/2062	465,000	364,081
4.40%, 8/15/2030	525,000	522,595
4.50%, 2/15/2029	256,000	256,082
4.70%, 5/15/2046	632,000	562,809
5.20%, 2/15/2055 (a)	340,000	319,158
5.20%, 2/15/2064	395,000	363,740
5.25%, 1/15/2033	156,000	161,243
5.70%, 11/15/2054 (a)	330,000	331,795
Series B, 6.15%, 9/1/2036	350,000	379,866
Northrop Grumman Corp.:
4.75%, 6/1/2043	709,000	646,253
4.90%, 6/1/2034 (a)	2,119,000	2,107,409
5.25%, 5/1/2050 (a)	1,000,000	940,230
RTX Corp.:
2.38%, 3/15/2032	200,000	176,730
3.13%, 7/1/2050	388,000	258,924
4.15%, 5/15/2045	700,000	579,250
4.35%, 4/15/2047	305,000	254,733
4.50%, 6/1/2042	900,000	805,338
4.63%, 11/16/2048	119,000	103,315
4.80%, 12/15/2043	800,000	728,976
4.88%, 10/15/2040	100,000	95,021
5.15%, 2/27/2033	376,000	382,952
5.38%, 2/27/2053 (a)	200,000	191,514
6.05%, 6/1/2036	79,000	84,983
6.10%, 3/15/2034	898,000	963,455
6.40%, 3/15/2054 (a)	700,000	768,404
7.50%, 9/15/2029	1,552,000	1,684,137
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	100,000	99,689
		37,601,020
AGRICULTURE — 1.3%
Altria Group, Inc.:
3.40%, 5/6/2030	700,000	667,849
3.40%, 2/4/2041	420,000	320,989
3.70%, 2/4/2051 (a)	971,000	675,088
3.88%, 9/16/2046	1,100,000	816,937
4.25%, 8/9/2042	809,000	666,729
4.50%, 8/6/2030	250,000	248,050
4.50%, 5/2/2043	1,187,000	996,558
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.25%, 8/6/2035	$95,000	$94,927
5.80%, 2/14/2039	276,000	279,663
5.95%, 2/14/2049	789,000	774,798
6.88%, 11/1/2033 (a)	650,000	719,446
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	1,040,000	945,235
5.94%, 10/1/2032	319,000	338,759
BAT Capital Corp.:
3.73%, 9/25/2040	799,000	645,608
4.39%, 8/15/2037	223,000	203,878
4.63%, 3/22/2033	200,000	195,706
4.76%, 9/6/2049	200,000	167,846
5.35%, 8/15/2032 (a)	100,000	102,346
6.00%, 2/20/2034	1,000,000	1,054,780
6.25%, 8/15/2055	400,000	409,396
6.42%, 8/2/2033	200,000	216,168
7.08%, 8/2/2043	3,200,000	3,560,704
BAT International Finance PLC 5.93%, 2/2/2029	265,000	273,236
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	891,000	813,153
4.55%, 8/4/2030	538,000	533,615
4.65%, 9/17/2034 (a)	385,000	371,895
5.15%, 8/4/2035	150,000	149,262
5.15%, 3/19/2036	350,000	347,589
Philip Morris International, Inc.:
2.10%, 5/1/2030	450,000	410,260
3.13%, 8/17/2027	1,000	988
3.38%, 8/15/2029	750,000	723,465
3.88%, 10/27/2028	115,000	113,451
3.88%, 8/21/2042	111,000	90,354
4.00%, 10/29/2030	250,000	243,435
4.13%, 4/28/2028	373,000	371,027
4.13%, 4/27/2029	350,000	346,255
4.38%, 11/1/2027	985,000	984,399
4.38%, 11/15/2041	210,000	183,408
4.50%, 3/20/2042	412,000	362,259
4.63%, 10/29/2035 (a)	155,000	149,172
4.88%, 2/15/2028	2,005,000	2,017,531
4.88%, 4/29/2036 (a)	145,000	141,984
4.90%, 11/1/2034	375,000	372,367
5.13%, 11/17/2027	770,000	777,207
5.13%, 2/15/2030	473,000	480,199
5.13%, 2/13/2031	170,000	173,080
5.25%, 2/13/2034 (a)	788,000	800,915
5.38%, 2/15/2033	1,051,000	1,078,957
5.50%, 9/7/2030	222,000	228,780
5.63%, 11/17/2029	110,000	113,343
5.63%, 9/7/2033	441,000	458,556
Reynolds American, Inc. 7.25%, 6/15/2037	369,000	419,188
		27,630,790
Security Description	Principal Amount	Value
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	$248,121	$239,096
Series AA, Class AA, 3.15%, 8/15/2033	140,280	131,675
Series AA, Class AA, 3.20%, 12/15/2029	323,712	314,243
Series AA, Class AA, 3.58%, 7/15/2029	822,300	808,025
Series 2015-2, Class AA, 3.60%, 3/22/2029	275,736	271,829
Series AA, Class AA, 3.65%, 8/15/2030	99,312	96,788
Series A, Class A, 4.90%, 11/11/2039	285,000	276,621
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	34,608	33,438
Delta Air Lines, Inc. 5.25%, 7/10/2030	1,246,000	1,259,407
JetBlue Pass-Through Trust Series 1A, Class A, 4.00%, 5/15/2034	261,800	247,398
Southwest Airlines Co.:
2.63%, 2/10/2030	400,000	370,164
4.38%, 11/15/2028	447,000	443,335
5.25%, 11/15/2035	1,000,000	966,720
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.88%, 4/7/2030	116,161	111,860
Series AA, Class AA, 3.10%, 1/7/2030	39,156	38,283
Series AA, Class AA, 3.50%, 9/1/2031	62,090	59,960
Series AA, Class AA, 4.15%, 2/25/2033	61,133	59,454
Series AA, Class AA, 5.45%, 8/15/2038	109,010	111,124
Series 2023-1, Class A, 5.80%, 7/15/2037	1,110,056	1,152,149
Series 20-1, Class A, 5.88%, 4/15/2029	14,624	14,791
Series 24-A, Class A, 5.88%, 8/15/2038	1,177,501	1,180,362
		8,186,722
APPAREL — 0.1%
NIKE, Inc. 3.88%, 11/1/2045 (a)	236,000	186,069
PVH Corp. 5.50%, 6/13/2030	505,000	508,242
Ralph Lauren Corp. 5.00%, 6/15/2032	450,000	454,262
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Tapestry, Inc. 5.50%, 3/11/2035	$300,000	$301,980
		1,450,553
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
4.15%, 1/8/2029	70,000	69,133
4.25%, 9/1/2028	50,000	49,600
4.45%, 1/8/2031	300,000	293,889
Series GMTN, 4.50%, 9/4/2030	250,000	246,288
Series A, 4.55%, 4/10/2028	661,000	659,962
4.80%, 3/5/2030	54,000	53,875
Series A, 4.90%, 4/10/2031	2,000,000	1,993,140
Series GMTN, 5.05%, 7/10/2031	100,000	100,207
5.10%, 1/8/2036 (a)	300,000	294,558
5.15%, 7/9/2032	1,042,000	1,044,459
Series A, 5.20%, 4/8/2033	40,000	40,054
5.65%, 11/15/2028	500,000	510,325
Cummins, Inc.:
4.70%, 2/15/2031	585,000	587,510
5.30%, 5/9/2035	712,000	726,019
5.45%, 2/20/2054 (a)	1,018,000	997,660
Ford Motor Co. 4.75%, 1/15/2043	800,000	629,760
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	200,000	193,194
2.90%, 2/10/2029	100,000	94,040
3.63%, 6/17/2031	135,000	123,086
4.00%, 11/13/2030	200,000	187,794
4.97%, 4/6/2029	1,029,000	1,018,659
5.11%, 5/3/2029	748,000	742,854
5.30%, 9/6/2029	656,000	653,658
5.42%, 4/9/2031	780,000	773,362
5.75%, 4/6/2033	200,000	198,420
5.80%, 3/8/2029	1,413,000	1,426,212
5.87%, 10/31/2035	525,000	513,639
5.88%, 11/7/2029	342,000	346,200
5.92%, 3/20/2028	447,000	452,382
6.05%, 3/5/2031	425,000	431,460
6.05%, 11/5/2031	500,000	506,250
6.47%, 5/22/2036	250,000	254,083
6.50%, 2/7/2035	1,000,000	1,024,200
6.53%, 3/19/2032	165,000	170,447
7.12%, 11/7/2033	1,586,000	1,687,663
7.20%, 6/10/2030	400,000	421,780
7.35%, 11/4/2027	800,000	822,104
7.35%, 3/6/2030	514,000	543,725
General Motors Co.:
5.63%, 4/15/2030	972,000	995,940
5.95%, 4/1/2049 (a)	1,119,000	1,077,429
6.25%, 4/15/2035	821,000	860,137
6.25%, 10/2/2043	600,000	602,682
6.60%, 4/1/2036	1,613,000	1,730,878
Security Description	Principal Amount	Value
6.75%, 4/1/2046	$100,000	$105,386
6.80%, 10/1/2027	328,000	335,944
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	650,000	581,555
4.20%, 10/27/2028	235,000	232,443
4.60%, 1/8/2031 (a)	100,000	98,642
4.75%, 4/6/2029	500,000	499,685
5.10%, 9/15/2031	200,000	200,352
5.35%, 7/15/2027	1,000,000	1,008,400
5.35%, 1/7/2030	1,240,000	1,260,026
5.45%, 7/15/2030	1,220,000	1,244,900
5.45%, 1/8/2036	290,000	288,762
5.65%, 1/17/2029 (a)	631,000	643,159
5.80%, 6/23/2028	300,000	305,877
6.00%, 1/9/2028	150,000	152,823
6.10%, 1/7/2034	1,614,000	1,684,451
Honda Motor Co. Ltd.:
4.44%, 7/8/2028	103,000	102,558
4.69%, 7/8/2030	472,000	468,757
5.34%, 7/8/2035 (a)	1,000,000	999,640
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,031,000	1,181,062
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	1,000,000	988,630
4.00%, 8/8/2028	700,000	695,394
Series R, 4.00%, 11/7/2028	115,000	114,174
Series R, 4.30%, 6/18/2029	85,000	84,737
4.55%, 5/8/2030 (a)	450,000	452,641
Series MTN, 4.95%, 8/10/2028	100,000	101,148
Toyota Motor Credit Corp.:
Series MTN, 1.65%, 1/10/2031	430,000	377,398
Series MTN, 2.40%, 1/13/2032	34,000	30,144
3.65%, 1/8/2029	1,050,000	1,031,089
Series B, 4.05%, 3/13/2029	360,000	355,972
Series B, 4.20%, 1/10/2031	335,000	328,957
Series B, 4.25%, 5/12/2028	275,000	274,524
Series MTN, 4.35%, 10/8/2027	1,890,000	1,891,474
Series B, 4.55%, 5/14/2031	350,000	347,053
Series MTN, 4.55%, 9/20/2027	130,000	130,410
Series B, 4.60%, 3/11/2033	1,000,000	980,710
4.65%, 9/3/2032	1,150,000	1,137,085
Series B, 4.80%, 1/11/2036	500,000	489,855
4.95%, 1/9/2030	640,000	647,411
5.10%, 3/21/2031	200,000	203,372
		48,205,317
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	300,000	186,090
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.15%, 5/1/2052	$220,000	$165,451
BorgWarner, Inc. 4.38%, 3/15/2045 (a)	868,000	724,468
Lear Corp. 5.25%, 5/15/2049 (a)	500,000	452,520
Magna International, Inc.:
2.45%, 6/15/2030 (a)	300,000	275,196
5.50%, 3/21/2033	400,000	410,008
5.88%, 6/1/2035	100,000	104,066
		2,317,799
BANKS — 20.7%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	40,000	41,126
Australia & New Zealand Banking Group Ltd.:
Series A, 3.92%, 12/8/2028	300,000	296,637
4.36%, 6/18/2028	488,000	487,614
Banco Bilbao Vizcaya Argentaria SA:
4.97%, 5/8/2031	200,000	199,620
5.13%, 3/3/2036	450,000	437,999
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,300,000	1,352,299
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	640,000	726,931
Banco Santander SA:
3.80%, 2/23/2028	880,000	868,815
4.38%, 4/12/2028	1,350,000	1,344,505
4.60%, 4/15/2029	850,000	846,107
4.87%, 4/15/2031	350,000	348,082
5.13%, 11/6/2035	400,000	392,176
5.29%, 8/18/2027	1,000,000	1,007,690
5.44%, 4/15/2036	450,000	450,648
5.57%, 1/17/2030	800,000	819,744
6.35%, 3/14/2034	1,000,000	1,057,420
6.92%, 8/8/2033	1,050,000	1,141,108
6.94%, 11/7/2033	278,000	310,523
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	1,500,000	1,339,410
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	800,000	706,632
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,190,000	2,785,125
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	1,000,000	924,230
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	1,802,000	1,626,665
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	500,000	387,730
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	3,233,000	3,178,556
Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	$5,423,000	$5,371,861
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	700,000	549,073
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	3,310,000	3,274,715
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	200,000	175,262
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	300,000	237,504
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	86,000	78,600
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	95,000	94,254
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	2,000,000	1,701,520
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	1,000,000	982,270
SOFR + 0.87%, 4.48%, 4/23/2030 (c)	1,000,000	993,720
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,654,000	1,622,260
SOFR + 1.04%, 4.70%, 4/23/2032 (c)	1,435,000	1,423,003
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	1,015,000	1,019,161
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	306,000	307,689
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	803,000	790,786
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,295,000	1,307,173
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	1,965,000	1,991,488
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	226,000	226,947
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	2,000,000	2,040,100
SOFR + 1.57%, 5.49%, 4/23/2037 (c)	2,741,000	2,734,120
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	900,000	919,242
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	250,000	251,280
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	1,100,000	1,124,233
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	313,000	320,280
6.11%, 1/29/2037	411,000	432,894
7.75%, 5/14/2038	3,670,000	4,380,952
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	$410,000	$367,704
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	250,000	248,628
Series J, SOFR + 0.89%, 4.34%, 3/19/2030 (a) (c)	340,000	336,967
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (c)	491,000	482,422
Series J, SOFR + 0.63%, 4.55%, 6/2/2029 (c)	400,000	399,184
Series J, SOFR + 0.96%, 4.88%, 6/2/2032 (c)	290,000	289,812
Series J, SOFR + 1.21%, 5.30%, 6/2/2037 (c)	600,000	600,534
5.51%, 6/4/2031	1,000,000	1,031,810
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	202,000	202,883
Bank of New York Mellon Corp.:
Series MTN, 1.80%, 7/28/2031	70,000	61,058
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	230,000	226,688
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	629,000	609,784
SOFR + 0.90%, 4.54%, 4/23/2032 (c)	250,000	247,615
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	804,000	804,804
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	576,000	578,627
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	522,000	521,394
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	300,000	303,546
SOFR + 1.18%, 5.09%, 4/23/2037 (c)	250,000	247,658
SOFR + 1.35%, 5.32%, 6/6/2036 (c)	70,000	70,829
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	923,000	939,005
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	1,306,000	1,372,266
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	758,000	785,644
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	40,000	43,506
Bank of Nova Scotia:
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	963,000	957,443
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	352,000	347,677
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	626,000	613,718
Security Description	Principal Amount	Value
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	$293,000	$292,643
SOFR + 0.66%, 4.58%, 6/5/2029 (c)	350,000	348,999
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	900,000	869,490
SOFR + 1.05%, 4.81%, 2/2/2034 (c)	250,000	246,178
4.85%, 2/1/2030	290,000	291,798
SOFR + 0.97%, 4.90%, 6/5/2032 (c)	350,000	349,111
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	365,000	366,807
5.65%, 2/1/2034	663,000	687,286
Barclays PLC:
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	300,000	281,334
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	600,000	473,700
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	775,000	769,637
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	200,000	195,382
4.84%, 5/9/2028	270,000	270,219
SOFR + 0.91%, 4.91%, 6/26/2030 (c)	400,000	400,156
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	499,000	500,008
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	730,000	732,745
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	385,000	385,897
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	1,003,000	1,008,426
SOFR + 1.14%, 5.10%, 6/26/2032 (c)	500,000	499,340
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	300,000	292,110
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	740,000	746,579
SOFR + 1.51%, 5.59%, 6/26/2037 (c)	500,000	499,195
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	700,000	713,041
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	200,000	199,732
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	1,000,000	1,051,780
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	100,000	107,987
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	2,195,000	2,403,130
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	1,316,000	1,361,073
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	$1,200,000	$1,338,456
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	100,000	93,826
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	600,000	598,080
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	600,000	593,556
SOFR + 1.17%, 4.58%, 9/8/2031 (c)	700,000	692,972
SOFR + 0.67%, 4.72%, 6/16/2029 (c)	115,000	115,156
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	885,000	888,903
SOFR + 1.01%, 5.05%, 6/16/2032 (c)	200,000	200,832
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	406,000	411,960
6.09%, 10/3/2033	1,000,000	1,063,710
Citibank NA:
SOFR + 0.60%, 4.55%, 6/18/2029 (c)	420,000	419,538
SOFR + 0.91%, 4.85%, 6/18/2032 (c)	1,065,000	1,064,276
4.91%, 5/29/2030	250,000	252,793
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	60,000	53,170
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	1,000,000	899,060
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	997,000	915,924
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	291,000	270,316
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	2,111,000	1,912,207
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	769,000	758,649
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,844,000	1,827,662
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	1,703,000	1,600,548
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	608,000	596,339
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	440,000	435,974
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	566,000	558,444
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,014,000	1,006,922
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	4,450,000	4,428,061
Security Description	Principal Amount	Value
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	$1,000,000	$1,003,480
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	1,500,000	1,511,160
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	1,750,000	1,732,010
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	260,000	263,396
SOFR + 1.75%, 5.61%, 3/4/2056 (a) (c)	600,000	587,130
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	1,350,000	1,377,931
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	1,023,000	1,055,020
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	923,000	964,775
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	2,620,000	2,792,684
8.13%, 7/15/2039	600,000	750,192
Citizens Financial Group, Inc.:
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	56,000	55,465
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	82,000	82,489
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	814,000	836,304
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	503,000	515,323
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	100,000	107,552
Commonwealth Bank of Australia Series C, 4.36%, 3/27/2029	1,050,000	1,048,068
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	250,000	247,818
3.96%, 10/17/2028	440,000	435,525
4.32%, 4/1/2029 (a)	450,000	449,235
4.35%, 6/9/2028	500,000	499,755
5.12%, 6/9/2036	500,000	497,670
5.25%, 5/24/2041	500,000	492,390
Deutsche Bank AG:
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	600,000	566,400
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	600,000	550,686
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	1,300,000	1,278,017
SOFR + 1.14%, 4.73%, 2/6/2032 (c)	450,000	443,205
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	991,000	987,601
SOFR + 1.41%, 5.06%, 4/14/2032 (a) (c)	501,000	499,758
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	1,050,000	1,081,353
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	595,000	622,186
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	$200,000	$215,800
Fifth Third Bancorp:
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	350,000	337,456
SOFR + 0.95%, 4.57%, 4/29/2032 (c)	500,000	491,455
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	295,000	289,790
SOFR + 2.16%, 5.98%, 1/30/2030 (b) (c)	525,000	539,264
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	200,000	204,446
8.25%, 3/1/2038	300,000	366,081
Fifth Third Bank NA SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	826,000	826,479
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	250,000	243,178
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	250,000	245,300
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (a) (c)	200,000	196,996
First-Citizens Bank & Trust Co. SOFR + 1.15%, 5.10%, 7/13/2029 (c)	250,000	250,353
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	220,000	221,676
Goldman Sachs Bank USA SOFR + 0.72%, 4.66%, 6/3/2029 (c)	480,000	480,192
Goldman Sachs Capital I 6.35%, 2/15/2034	100,000	104,375
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	1,210,000	1,064,207
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	719,000	635,531
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	1,108,000	995,416
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	2,094,000	1,863,220
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	2,078,000	1,881,920
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,500,000	1,133,055
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	2,865,000	2,820,134
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	720,000	631,498
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	1,040,000	1,031,181
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	1,000,000	985,920
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	$2,017,000	$1,999,109
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	500,000	488,975
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	3,571,000	3,230,648
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	777,000	776,293
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	750,000	735,810
SOFR + 0.99%, 4.59%, 4/20/2030 (c)	765,000	760,823
SOFR + 1.33%, 4.94%, 10/21/2036 (c)	330,000	320,387
SOFR + 1.03%, 4.97%, 6/3/2032 (c)	590,000	589,611
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	930,000	908,963
SOFR + 1.34%, 5.09%, 4/20/2034 (c)	1,030,000	1,025,592
5.15%, 5/22/2045	1,001,000	913,212
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	618,000	624,687
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	67,000	67,236
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (c)	625,000	610,294
SOFR + 1.31%, 5.43%, 6/3/2037 (c)	475,000	476,800
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	1,065,000	1,029,291
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	258,000	262,071
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,117,000	1,085,735
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	1,108,000	1,135,323
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,350,000	1,328,899
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	1,285,000	1,332,571
6.25%, 2/1/2041	1,157,000	1,231,106
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,058,000	1,097,474
HSBC Bank USA NA 7.00%, 1/15/2039	500,000	563,080
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,239,000	1,119,932
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,155,000	1,996,414
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	2,056,000	1,845,404
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	250,000	247,340
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	$1,219,000	$1,215,367
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	535,000	527,473
SOFR + 1.21%, 4.68%, 3/10/2032 (c)	335,000	330,320
SOFR + 0.94%, 4.71%, 5/12/2030 (c)	235,000	233,990
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	400,000	390,124
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	980,000	986,497
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	623,000	612,577
SOFR + 1.32%, 5.21%, 5/12/2034 (c)	500,000	498,245
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	1,095,000	1,102,468
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	155,000	156,694
SOFR + 1.55%, 5.28%, 3/10/2037 (a) (c)	1,475,000	1,457,816
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	377,000	381,878
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	1,001,000	1,008,097
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	660,000	677,992
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	1,144,000	1,179,487
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	600,000	605,010
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	1,600,000	1,638,320
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	501,000	512,934
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	840,000	890,114
SOFR + 2.65%, 6.33%, 3/9/2044 (a) (c)	900,000	962,820
6.50%, 5/2/2036	200,000	211,922
6.50%, 9/15/2037	100,000	108,088
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	609,000	630,632
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	1,400,000	1,558,144
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	574,600
HSBC USA, Inc. 4.65%, 6/3/2028	300,000	300,903
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	627,000	540,737
5 yr. CMT + 1.35%, 5.61%, 1/28/2041 (a) (c)	220,000	215,365
Security Description	Principal Amount	Value
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	$420,000	$429,807
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	1,218,000	1,243,615
ING Groep NV:
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	200,000	193,044
Series VAR, SOFR + 1.26%, 4.80%, 3/23/2032 (c)	250,000	248,408
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	200,000	200,782
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	575,000	584,004
SOFR + 1.61%, 5.42%, 3/23/2037 (c)	1,400,000	1,403,626
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	1,160,000	1,181,553
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	200,000	176,194
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	600,000	528,168
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	1,802,000	1,718,603
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	587,000	541,132
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	656,000	583,381
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	455,000	409,996
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	770,000	718,864
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	815,000	737,542
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	300,000	231,429
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	200,000	133,876
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	1,456,000	1,432,063
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	1,000,000	972,690
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	1,150,000	1,016,278
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	652,000	644,984
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	2,000,000	1,655,900
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	$415,000	$405,795
SOFR + 0.84%, 4.35%, 1/22/2032 (c)	180,000	176,308
SOFR + 0.82%, 4.41%, 4/23/2030 (c)	1,800,000	1,784,790
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	1,357,000	1,335,559
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	229,000	227,997
SOFR + 0.99%, 4.62%, 4/23/2032 (c)	1,250,000	1,235,775
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	899,000	873,370
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	1,764,000	1,769,257
SOFR + 1.07%, 4.90%, 1/22/2037 (c)	1,052,000	1,024,943
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	309,000	308,706
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	489,000	491,421
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	800,000	789,032
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	2,670,000	2,681,775
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	250,000	252,815
SOFR + 1.26%, 5.15%, 4/23/2037 (c)	1,000,000	992,670
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	1,151,000	1,134,184
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	715,000	722,515
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	2,458,000	2,490,274
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,270,000	1,289,101
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,704,000	1,732,900
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	1,721,000	1,759,705
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	150,000	148,757
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	2,200,000	2,261,952
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	4,010,000	4,074,320
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,574,000	1,626,698
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	1,867,000	1,942,165
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	1,385,000	1,427,007
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	500,000	535,285
Security Description	Principal Amount	Value
Keybank National Association:
4.90%, 8/8/2032	$550,000	$538,191
5.00%, 1/26/2033	462,000	457,394
KeyCorp:
SOFR + 1.37%, 5.31%, 1/28/2037 (c)	60,000	59,129
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	400,000	425,224
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	200,000	146,936
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	780,000	769,688
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	200,000	197,416
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	250,000	245,528
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	700,000	701,092
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	500,000	485,330
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	2,000,000	1,990,860
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	465,000	468,236
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (a) (c)	200,000	197,056
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	1,250,000	1,284,912
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	350,000	396,988
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	151,000	149,778
5 yr. CMT + 1.38%, 5.30%, 4/18/2036 (c)	435,000	431,298
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	310,000	309,656
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	102,000	106,435
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,238,000	1,223,132
SOFR + 0.94%, 4.55%, 4/18/2030 (c)	500,000	496,425
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	345,000	345,580
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	577,000	508,649
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	415,000	367,258
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	590,000	527,832
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (c)	$200,000	$192,752
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	800,000	785,992
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	200,000	197,254
1 yr. CMT + 0.78%, 4.59%, 4/18/2030 (c)	924,000	919,537
1 yr. CMT + 0.92%, 4.85%, 4/21/2032 (c)	1,000,000	994,850
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	1,425,000	1,398,196
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	400,000	397,260
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	460,000	465,580
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	450,000	454,342
1 yr. CMT + 1.02%, 5.33%, 4/21/2037 (c)	1,200,000	1,197,132
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	850,000	859,885
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	965,000	978,983
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	655,000	669,436
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	331,000	338,918
1 yr. CMT + 0.98%, 5.87%, 4/21/2047 (a) (c)	500,000	504,640
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (c)	240,000	210,962
2.56%, 9/13/2031	400,000	353,528
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	100,000	91,867
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	546,000	541,119
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	1,335,000	1,302,453
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	500,000	497,265
4.78%, 7/13/2030 (c) (d)	235,000	234,631
4.97%, 7/13/2032 (c) (d)	235,000	234,514
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (c)	400,000	392,032
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	450,000	453,667
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c)	333,000	333,969
5.34%, 7/13/2037 (c) (d)	350,000	347,928
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	250,000	254,020
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	414,000	418,161
Security Description	Principal Amount	Value
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	$210,000	$212,195
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	600,000	611,298
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	259,000	268,899
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	217,000	224,938
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	1,000,000	1,021,780
5.82%, 7/13/2047 (c) (d)	350,000	346,367
Morgan Stanley:
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	600,000	521,736
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	677,000	593,871
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	500,000	441,985
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	200,000	185,808
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	2,900,000	2,608,318
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,083,000	1,068,239
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	575,000	567,105
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	260,000	256,568
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	310,000	303,168
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	831,000	823,513
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	220,000	215,717
SOFR + 0.96%, 4.56%, 4/10/2030 (c)	1,300,000	1,291,797
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	1,415,000	1,397,878
SOFR + 1.18%, 4.81%, 4/16/2032 (c)	920,000	912,824
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	190,000	184,002
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	1,000,000	1,005,470
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	450,000	452,803
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	1,045,000	1,053,203
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	564,000	569,922
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	2,400,000	2,416,008
SOFR + 1.41%, 5.30%, 4/10/2037 (c)	1,300,000	1,293,500
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	$410,000	$408,540
5 yr. CMT + 1.17%, 5.31%, 1/18/2041 (c)	425,000	415,013
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	1,700,000	1,709,095
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	750,000	761,475
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	482,000	488,415
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	1,294,000	1,314,678
SOFR + 1.71%, 5.52%, 11/19/2055 (a) (c)	800,000	773,352
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	2,310,000	2,359,642
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	777,000	793,775
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	1,788,000	1,834,399
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	646,000	670,516
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	2,260,000	2,287,075
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	858,000	884,229
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	1,288,000	1,315,512
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	1,505,000	1,604,375
6.38%, 7/24/2042	120,000	130,553
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	844,000	873,886
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	1,212,000	1,315,844
Morgan Stanley Bank NA:
SOFR + 0.97%, 4.79%, 5/10/2030 (c)	1,115,000	1,115,803
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	65,000	65,284
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	800,000	805,056
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	1,200,000	1,194,360
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	559,000	551,683
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	1,370,000	1,368,931
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	1,050,000	1,032,034
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,919,000	1,910,441
National Australia Bank Ltd.:
3.85%, 12/13/2028	300,000	296,043
4.31%, 6/13/2028	250,000	249,623
Security Description	Principal Amount	Value
Series B, 4.43%, 6/4/2029	$1,425,000	$1,423,760
4.50%, 10/26/2027 (a)	100,000	100,241
4.90%, 6/13/2028	250,000	252,418
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	440,000	437,188
4.50%, 10/10/2029	390,000	387,875
Series MTN, SOFR + 1.01%, 4.93%, 6/4/2032 (c)	250,000	249,480
NatWest Group PLC:
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	442,000	437,761
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	2,574,000	2,581,413
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	1,000,000	1,006,820
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	200,000	201,172
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	25,000	25,287
1 yr. CMT + 1.30%, 5.91%, 3/3/2047 (c)	230,000	224,473
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	400,000	420,332
Northern Trust Corp. 5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	345,000	337,351
Old National Bancorp 3 mo. USD Term SOFR + 2.20%, 5.77%, 2/15/2036 (c)	105,000	104,810
Pinnacle Bank/Nashville TN 5.63%, 2/15/2028	520,000	525,205
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	140,000	130,319
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	215,000	213,297
SOFR + 0.68%, 4.62%, 10/26/2029 (c)	793,000	790,946
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	443,000	430,813
SOFR + 1.26%, 4.81%, 10/21/2032 (a) (c)	255,000	254,069
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	1,300,000	1,301,079
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	102,000	103,326
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	1,200,000	1,179,876
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	256,000	262,185
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	500,000	509,110
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	$807,000	$831,944
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	1,666,000	1,755,681
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	2,000,000	2,208,720
Regions Bank:
SOFR + 0.81%, 4.76%, 7/27/2029 (c)	500,000	500,175
6.45%, 6/26/2037	1,100,000	1,169,993
Royal Bank of Canada:
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	1,200,000	1,191,756
SOFR + 0.98%, 4.31%, 11/3/2031 (a) (c)	1,000,000	980,890
SOFR + 0.84%, 4.40%, 4/17/2030 (c)	1,065,000	1,056,342
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	1,452,000	1,447,092
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	568,000	568,034
SOFR + 1.01%, 4.61%, 5/3/2032 (c)	693,000	685,931
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	656,000	654,511
Series GMTN, 4.90%, 1/12/2028	183,000	184,316
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	425,000	427,461
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	575,000	579,272
Series GMTN, 5.00%, 2/1/2033	613,000	617,555
Series MTN, 6.00%, 11/1/2027	526,000	537,341
Santander Holdings USA, Inc.:
SOFR + 1.10%, 5.04%, 6/5/2030 (c)	210,000	209,941
SOFR + 1.28%, 5.22%, 6/5/2032 (c)	350,000	349,227
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	313,000	315,689
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	535,000	540,061
SOFR + 1.60%, 5.70%, 6/5/2037 (c)	195,000	194,903
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	388,000	398,511
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	1,032,000	1,058,708
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	840,000	865,259
Security Description	Principal Amount	Value
Santander U.K. Group Holdings PLC:
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	$429,000	$390,133
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	520,000	514,207
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	200,000	197,982
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	300,000	299,775
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	225,000	230,960
Simmons First National Corp. 3 mo. USD Term SOFR + 3.02%, 6.25%, 10/1/2035 (c)	189,000	190,276
Sumitomo Mitsui Financial Group, Inc.:
2.13%, 7/8/2030 (a)	735,000	663,014
4.11%, 1/15/2029	500,000	493,760
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	435,000	426,818
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	1,440,000	1,426,752
SOFR + 1.05%, 4.93%, 7/7/2032 (c) (d)	335,000	333,895
SOFR + 1.38%, 4.95%, 7/8/2033 (a) (c)	1,354,000	1,344,576
SOFR + 1.22%, 5.05%, 1/15/2037 (c)	220,000	216,062
SOFR + 1.05%, 5.14%, 7/7/2034 (c) (d)	245,000	243,961
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	400,000	400,232
SOFR + 1.29%, 5.30%, 7/7/2037 (c) (d)	215,000	213,491
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	250,000	243,798
5.45%, 1/15/2032	1,383,000	1,412,859
5.56%, 7/9/2034	345,000	353,735
SOFR + 1.36%, 5.57%, 1/15/2047 (c)	150,000	147,168
5.63%, 1/15/2035	279,000	287,629
5.71%, 1/13/2030 (a)	300,000	308,736
5.72%, 9/14/2028	485,000	495,539
SOFR + 1.53%, 5.75%, 7/7/2047 (c) (d)	200,000	198,172
5.80%, 7/13/2028	995,000	1,017,427
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	213,000	210,229
5.81%, 9/14/2033 (a)	405,000	422,605
Toronto-Dominion Bank:
3.91%, 1/13/2028	137,000	135,809
4.11%, 10/13/2028	1,250,000	1,237,212
4.36%, 4/23/2029	1,127,000	1,120,813
4.41%, 1/13/2031	100,000	98,868
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.46%, 6/8/2032	$226,000	$222,126
Series MTN, 4.69%, 9/15/2027	20,000	20,071
4.86%, 1/31/2028	906,000	910,385
4.87%, 4/22/2033	1,400,000	1,389,682
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	761,000	763,435
5.16%, 1/10/2028	419,000	423,320
5.30%, 1/30/2032	431,000	440,348
Series MTN, 5.52%, 7/17/2028	365,000	371,975
Truist Bank:
2.25%, 3/11/2030	606,000	552,981
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	360,000	355,774
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	700,000	695,205
Truist Financial Corp.:
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	10,000	9,489
Series MTN, 3.88%, 3/19/2029	150,000	146,877
SOFR + 0.97%, 4.60%, 1/27/2032 (c)	210,000	207,083
Series I, SOFR + 1.09%, 4.68%, 4/23/2032 (c)	700,000	691,425
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	400,000	392,228
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (a) (c)	650,000	631,975
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	300,000	302,793
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	892,000	890,965
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	523,000	526,949
Series I, SOFR + 1.41%, 5.28%, 4/23/2037 (c)	200,000	198,038
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	37,000	37,624
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	2,300,000	2,368,862
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	29,000	30,164
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	136,000	143,477
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	400,000	421,404
U.S. Bancorp:
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	1,993,000	1,735,365
SOFR + 0.87%, 4.48%, 1/26/2032 (c)	180,000	177,320
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	525,000	525,121
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	927,000	927,908
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	$553,000	$548,111
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	250,000	246,563
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	302,000	307,083
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	1,000,000	1,032,400
5 yr. CMT + 1.25%, 5.72%, 5/20/2041 (c)	350,000	352,086
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	601,000	613,729
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	152,000	158,399
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	1,501,000	1,565,078
U.S. Bank NA SOFR + 0.67%, 4.54%, 5/20/2029 (c)	350,000	349,321
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (c)	510,000	508,011
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	350,000	347,200
SOFR + 0.74%, 4.68%, 11/29/2030 (c)	1,035,000	1,033,158
UBS Group AG 4.88%, 5/15/2045	500,000	453,940
Valley National Bancorp 3 mo. USD Term SOFR + 2.43%, 6.22%, 6/1/2036 (c)	500,000	498,755
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	250,000	191,028
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,588,000	1,459,626
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	147,000	144,958
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	500,000	493,470
Series MTN, 4.40%, 6/14/2046	1,500,000	1,216,935
SOFR + 0.72%, 4.58%, 5/20/2029 (c)	1,570,000	1,566,342
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	407,000	341,965
Series MTN, 4.65%, 11/4/2044	868,000	738,998
Series MTN, 4.75%, 12/7/2046	738,000	628,820
SOFR + 0.97%, 4.84%, 5/20/2032 (c)	905,000	901,851
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	227,000	221,527
Series GMTN, 4.90%, 11/17/2045	2,073,000	1,812,051
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	$1,005,000	$997,744
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	250,000	244,023
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	1,585,000	1,592,909
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,850,000	1,658,469
5.38%, 11/2/2043	1,630,000	1,533,374
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	2,000,000	2,030,780
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	625,000	600,444
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	2,025,000	2,064,852
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	2,747,000	2,814,109
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,376,000	1,399,461
5.61%, 1/15/2044	1,250,000	1,203,637
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	1,380,000	1,427,334
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	2,330,000	2,515,794
Wells Fargo Bank NA:
5.85%, 2/1/2037	50,000	51,894
5.95%, 8/26/2036	50,000	52,467
6.60%, 1/15/2038	167,000	183,146
Westpac Banking Corp.:
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,262,000	1,137,415
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	2,010,000	1,795,915
Series MTN, 4.15%, 5/11/2028	335,000	333,781
Series DMTN, 4.45%, 6/12/2031 (a)	265,000	262,967
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	599,000	605,847
6.82%, 11/17/2033 (a)	602,000	655,686
Wintrust Financial Corp. 4.85%, 6/6/2029	93,000	92,653
Zions Bancorp NA:
3.25%, 10/29/2029	900,000	848,628
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	100,000	99,824
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	500,000	525,580
		438,338,671
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	4,315,000	3,931,526
Security Description	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	$487,000	$412,148
4.75%, 1/23/2029	1,014,000	1,019,547
4.75%, 4/15/2058	255,000	220,532
4.95%, 1/15/2042	290,000	273,490
5.45%, 1/23/2039	350,000	356,244
5.55%, 1/23/2049	645,000	634,422
5.80%, 1/23/2059	840,000	855,473
8.00%, 11/15/2039	1,175,000	1,463,227
8.20%, 1/15/2039	1,037,000	1,302,109
Coca-Cola Co.:
1.65%, 6/1/2030	936,000	844,412
2.13%, 9/6/2029	114,000	106,694
2.25%, 1/5/2032	515,000	460,585
2.50%, 6/1/2040	245,000	179,881
3.45%, 3/25/2030	1,651,000	1,601,189
5.00%, 5/13/2034	110,000	112,625
5.20%, 1/14/2055 (a)	202,000	192,613
5.40%, 5/13/2064	1,425,000	1,374,042
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	200,000	205,126
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	200,000	166,656
2.75%, 1/22/2030	160,000	149,494
Constellation Brands, Inc.:
4.10%, 2/15/2048	800,000	626,736
4.75%, 5/9/2032	1,716,000	1,696,352
4.80%, 5/1/2030	98,000	98,291
4.85%, 5/6/2031	155,000	154,964
4.95%, 11/1/2035 (a)	750,000	729,525
5.25%, 11/15/2048	300,000	275,493
Diageo Capital PLC:
2.13%, 4/29/2032	200,000	173,286
5.50%, 1/24/2033	500,000	515,920
5.63%, 10/5/2033	1,095,000	1,141,264
Diageo Investment Corp. 7.45%, 4/15/2035	100,000	116,687
Keurig Dr. Pepper, Inc.:
4.05%, 4/15/2032	300,000	284,583
4.35%, 5/15/2028	424,000	422,033
4.60%, 5/25/2028	1,794,000	1,792,278
5.05%, 3/15/2029	158,000	159,136
5.15%, 5/15/2035 (a)	92,000	90,890
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (b)	55,000	54,924
5.05%, 3/26/2031 (b)	95,000	94,916
5.70%, 3/26/2036 (b)	125,000	126,518
6.63%, 3/26/2056 (b)	625,000	656,975
Molson Coors Beverage Co.:
4.90%, 7/8/2031	350,000	349,342
5.50%, 7/8/2036	500,000	502,460
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/2029	330,000	331,102
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
PepsiCo, Inc.:
2.63%, 10/21/2041	$500,000	$359,035
2.88%, 10/15/2049	250,000	163,070
3.45%, 10/6/2046	1,017,000	757,401
3.60%, 2/18/2028 (a)	119,000	117,720
3.60%, 8/13/2042	45,000	36,143
4.00%, 3/5/2042	371,000	315,606
4.30%, 7/23/2030 (a)	350,000	349,597
4.45%, 2/7/2028	150,000	150,349
4.45%, 2/15/2033 (a)	200,000	198,640
4.65%, 7/23/2032	1,795,000	1,803,185
4.88%, 11/1/2040	100,000	96,069
5.00%, 7/23/2035 (a)	2,823,000	2,842,338
5.25%, 7/17/2054 (a)	200,000	192,744
5.50%, 1/15/2040	35,000	35,835
7.00%, 3/1/2029	694,000	740,574
		34,414,016
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
2.30%, 2/25/2031	253,000	227,983
2.45%, 2/21/2030	465,000	431,153
3.15%, 2/21/2040	314,000	244,810
3.35%, 2/22/2032	100,000	92,793
4.20%, 2/19/2031 (a)	100,000	98,043
4.20%, 2/22/2052	200,000	156,888
4.40%, 5/1/2045	100,000	84,972
4.85%, 2/19/2036	200,000	195,874
4.88%, 3/1/2053	524,000	456,090
5.15%, 3/2/2028	1,805,000	1,822,310
5.25%, 3/2/2030	1,175,000	1,197,184
5.25%, 3/2/2033	1,900,000	1,933,630
5.50%, 2/19/2046	200,000	193,880
5.60%, 3/2/2043	600,000	596,382
5.65%, 6/15/2042	406,000	405,687
5.65%, 3/2/2053	650,000	632,600
5.65%, 2/19/2056	200,000	195,118
5.75%, 3/2/2063	1,030,000	998,822
6.40%, 2/1/2039	2,500,000	2,701,050
Biogen, Inc.:
2.25%, 5/1/2030	500,000	456,330
5.20%, 9/15/2045	100,000	92,680
5.75%, 5/15/2035 (a)	249,000	259,286
6.45%, 5/15/2055 (a)	800,000	854,552
Gilead Sciences, Inc.:
4.15%, 3/1/2047	100,000	81,883
4.25%, 5/20/2028	250,000	249,288
4.40%, 5/20/2029	1,250,000	1,246,987
4.60%, 5/20/2031	250,000	249,145
4.75%, 3/1/2046	617,000	552,758
4.80%, 11/15/2029	864,000	871,992
4.80%, 4/1/2044	855,000	779,016
5.10%, 6/15/2035 (a)	100,000	100,814
5.25%, 10/15/2033	1,800,000	1,850,796
5.50%, 11/15/2054 (a)	200,000	195,292
5.55%, 10/15/2053 (a)	200,000	197,442
Security Description	Principal Amount	Value
Illumina, Inc.:
2.55%, 3/23/2031 (a)	$448,000	$403,980
4.75%, 12/12/2030	358,000	355,648
5.75%, 12/13/2027	210,000	213,242
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	75,000	66,345
Royalty Pharma PLC:
2.20%, 9/2/2030	940,000	849,111
3.55%, 9/2/2050	600,000	419,178
5.20%, 9/25/2035	242,000	239,812
5.40%, 9/2/2034	111,000	111,897
5.90%, 9/2/2054 (a)	200,000	197,828
5.95%, 9/25/2055	165,000	164,385
		23,724,956
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	857,000	780,221
2.70%, 5/15/2040	145,000	107,194
4.75%, 2/8/2031	400,000	402,460
Albemarle Corp. 5.05%, 6/1/2032 (a)	106,000	105,608
Cabot Corp. 4.00%, 7/1/2029	90,000	88,018
CF Industries, Inc. 5.30%, 11/26/2035 (a)	261,000	260,076
Dow Chemical Co.:
3.60%, 11/15/2050	200,000	132,288
4.38%, 11/15/2042	602,000	485,651
4.63%, 10/1/2044	215,000	175,567
4.80%, 11/30/2028	100,000	100,248
4.80%, 1/15/2031	750,000	738,593
5.25%, 11/15/2041	2,029,000	1,828,210
5.65%, 3/15/2036 (a)	155,000	154,101
5.95%, 3/15/2055 (a)	100,000	92,951
6.30%, 3/15/2033 (a)	300,000	315,198
6.90%, 5/15/2053 (a)	300,000	312,999
9.40%, 5/15/2039	623,000	807,115
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (a)	1,000,000	999,670
Eastman Chemical Co.:
4.50%, 12/1/2028	1,000,000	995,050
4.50%, 2/20/2031	100,000	98,060
4.80%, 9/1/2042	100,000	88,996
5.63%, 2/20/2034	800,000	814,456
Ecolab, Inc.:
4.30%, 6/15/2028	700,000	698,642
4.60%, 6/15/2029	1,948,000	1,951,117
4.80%, 6/15/2031	1,000,000	1,004,520
5.00%, 9/1/2035	100,000	99,741
5.15%, 6/15/2033	350,000	354,764
5.35%, 6/15/2036	250,000	254,230
EIDP, Inc. 4.80%, 5/15/2033	1,250,000	1,233,575
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Lubrizol Corp. 6.50%, 10/1/2034	$1,110,000	$1,230,557
LYB International Finance BV:
4.88%, 3/15/2044 (a)	238,000	199,732
5.25%, 7/15/2043	1,300,000	1,145,885
LYB International Finance III LLC:
3.38%, 10/1/2040	600,000	438,594
3.80%, 10/1/2060	100,000	63,304
5.13%, 1/15/2031	300,000	299,166
5.88%, 1/15/2036	350,000	351,078
6.15%, 5/15/2035 (a)	1,300,000	1,331,356
Mosaic Co.:
4.05%, 11/15/2027	40,000	39,734
4.35%, 1/15/2029	400,000	396,364
4.60%, 11/15/2030	143,000	141,383
Nutrien Ltd.:
4.85%, 5/29/2031	85,000	84,894
4.90%, 3/27/2028	146,000	146,629
5.35%, 5/29/2036	235,000	234,471
6.13%, 1/15/2041	1,641,000	1,715,239
PPG Industries, Inc.:
3.75%, 3/15/2028	21,000	20,739
4.38%, 3/15/2031	555,000	545,704
Sherwin-Williams Co.:
4.30%, 8/15/2028	1,757,000	1,747,424
4.50%, 8/15/2030	384,000	380,602
Westlake Corp.:
2.88%, 8/15/2041	100,000	68,817
5.00%, 8/15/2046	1,050,000	903,304
5.55%, 11/15/2035	225,000	222,955
6.38%, 11/15/2055	250,000	246,425
		27,433,675
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	300,000	263,871
4.75%, 5/8/2032	650,000	651,066
5.00%, 5/7/2036	310,000	307,653
Block Financial LLC 2.50%, 7/15/2028	550,000	524,100
California Endowment Series 2021, 2.50%, 4/1/2051 (a)	122,000	71,407
California Institute of Technology:
3.65%, 9/1/2119	200,000	127,522
4.70%, 11/1/2111	550,000	446,154
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	500,000	457,270
Claremont Mckenna College 3.78%, 1/1/2122 (a)	600,000	386,508
Security Description	Principal Amount	Value
Cornell University:
Series 2025, 4.17%, 6/15/2030	$180,000	$178,263
4.84%, 6/15/2034 (a)	234,000	234,833
Emory University Series 2020, 2.97%, 9/1/2050 (a)	15,000	9,798
Equifax, Inc. 5.10%, 6/1/2028	169,000	170,347
George Washington University Series 2014, 4.30%, 9/15/2044	277,000	234,788
Georgetown University Series A, 5.22%, 10/1/2118	178,000	157,425
Global Payments, Inc.:
2.90%, 11/15/2031	550,000	484,550
4.50%, 11/15/2028	115,000	113,632
4.55%, 3/15/2028	130,000	129,475
4.88%, 11/15/2030	500,000	491,400
5.20%, 11/15/2032	100,000	97,564
5.30%, 8/15/2029	339,000	341,085
5.40%, 8/15/2032	300,000	298,314
5.40%, 3/15/2033	175,000	171,530
5.55%, 11/15/2035	300,000	290,646
Howard University Series 22A, 5.21%, 10/1/2052	100,000	83,120
Leland Stanford Junior University 3.65%, 5/1/2048	25,000	19,446
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	299,000	205,461
3.96%, 7/1/2038	100,000	91,636
4.68%, 7/1/2114	331,000	273,049
5.60%, 7/1/2111	387,000	382,944
Mobility Global, Inc.:
5.05%, 6/15/2029 (b)	65,000	65,122
5.45%, 6/15/2031 (b)	110,000	111,206
6.05%, 6/15/2036 (b)	250,000	252,703
Moody's Corp. 4.88%, 12/17/2048	1,000,000	883,430
Nature Conservancy Series A, 3.96%, 3/1/2052 (a)	100,000	78,503
Northwestern University 4.94%, 12/1/2035	40,000	40,082
PayPal Holdings, Inc.:
2.30%, 6/1/2030	200,000	182,486
2.85%, 10/1/2029	863,000	814,353
4.55%, 6/1/2028	325,000	325,149
4.95%, 6/1/2031	1,000,000	999,770
5.05%, 6/1/2052	420,000	360,179
5.15%, 6/1/2034 (a)	1,000,000	993,950
5.25%, 6/1/2062 (a)	100,000	87,299
5.55%, 6/1/2036	175,000	174,995
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
President & Fellows of Harvard College 4.89%, 3/15/2030 (a)	$1,929,000	$1,963,220
Quanta Services, Inc.:
2.90%, 10/1/2030	915,000	851,481
3.05%, 10/1/2041	83,000	61,593
4.30%, 8/9/2028	200,000	199,172
4.50%, 1/15/2031	790,000	780,291
5.10%, 8/9/2035	150,000	149,046
5.25%, 8/9/2034	650,000	657,514
RELX Capital, Inc.:
3.00%, 5/22/2030	80,000	75,092
4.75%, 3/27/2030	1,159,000	1,161,017
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	200,000	174,604
2.90%, 3/1/2032	463,000	419,436
2.95%, 3/1/2029	1,040,000	998,743
4.25%, 1/15/2031 (b)	732,000	716,401
Thomas Jefferson University 3.85%, 11/1/2057	100,000	71,645
TR Finance LLC 5.65%, 11/23/2043	500,000	491,620
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/2033 (a)	200,000	196,158
Trustees of Princeton University 4.20%, 3/1/2052	100,000	82,766
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119 (a)	452,000	283,494
4.67%, 9/1/2112	115,000	94,230
University of Chicago Series C, 2.55%, 4/1/2050	500,000	327,875
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	155,000	119,190
University of Southern California:
2.81%, 10/1/2050	140,000	89,071
Series A, 3.23%, 10/1/2120	227,000	128,673
Series 2017, 3.84%, 10/1/2047	100,000	79,868
5.25%, 10/1/2111	220,000	201,474
Verisk Analytics, Inc. 4.45%, 3/15/2031	100,000	97,864
Washington University 4.35%, 4/15/2122 (a)	200,000	151,338
William Marsh Rice University 3.57%, 5/15/2045	220,000	172,814
Yale University Series 2025, 4.70%, 4/15/2032	883,000	887,795
		24,747,569
Security Description	Principal Amount	Value
COMPUTERS — 1.2%
Amdocs Ltd. 2.54%, 6/15/2030	$349,000	$314,672
Apple, Inc.:
1.20%, 2/8/2028	745,000	710,387
1.65%, 5/11/2030	1,006,000	909,877
1.65%, 2/8/2031	1,780,000	1,580,391
1.70%, 8/5/2031	100,000	87,754
2.20%, 9/11/2029	695,000	652,813
2.40%, 8/20/2050 (a)	223,000	128,907
2.65%, 5/11/2050	545,000	333,769
2.65%, 2/8/2051	800,000	485,984
2.70%, 8/5/2051	500,000	305,020
2.80%, 2/8/2061	299,000	170,840
2.85%, 8/5/2061	669,000	384,601
2.90%, 9/12/2027	1,019,000	1,004,673
2.95%, 9/11/2049	786,000	514,578
3.75%, 9/12/2047	444,000	341,152
3.75%, 11/13/2047	743,000	573,158
3.85%, 5/4/2043	500,000	413,735
3.85%, 8/4/2046	340,000	269,090
3.95%, 8/8/2052	1,365,000	1,055,350
4.10%, 8/8/2062	1,213,000	926,186
4.25%, 2/9/2047	200,000	167,110
4.65%, 2/23/2046	1,050,000	939,603
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	622,000	632,400
6.20%, 7/15/2030	595,000	623,828
8.10%, 7/15/2036	461,000	548,323
8.35%, 7/15/2046	400,000	505,296
Dell, Inc. 7.10%, 4/15/2028	121,000	126,422
DXC Technology Co. 2.38%, 9/15/2028 (a)	300,000	282,663
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	26,000	27,917
6.35%, 10/15/2045	473,000	484,532
HP, Inc.:
5.50%, 1/15/2033 (a)	2,000,000	2,042,760
6.00%, 9/15/2041	300,000	301,785
International Business Machines Corp.:
1.95%, 5/15/2030	1,089,000	984,118
2.85%, 5/15/2040	286,000	208,820
3.50%, 5/15/2029	1,643,000	1,596,750
4.25%, 5/15/2049	1,000,000	782,550
4.70%, 2/19/2046	120,000	102,689
4.90%, 7/27/2052	200,000	169,706
6.22%, 8/1/2027	840,000	856,565
7.13%, 12/1/2096	480,000	544,080
Kyndryl Holdings, Inc.:
3.15%, 10/15/2031	250,000	208,480
4.10%, 10/15/2041	820,000	583,528
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Leidos, Inc.:
2.30%, 2/15/2031	$200,000	$177,740
4.38%, 5/15/2030	337,000	330,213
NetApp, Inc. 2.70%, 6/22/2030	329,000	303,055
		24,693,870
CONSTRUCTION MATERIALS — 0.5%
Amrize Finance U.S. LLC:
4.70%, 4/7/2028	426,000	426,592
4.95%, 4/7/2030	280,000	281,792
5.40%, 4/7/2035	5,000	5,078
Carlisle Cos., Inc.:
2.20%, 3/1/2032	120,000	103,494
5.55%, 9/15/2040	155,000	153,926
Carrier Global Corp.:
2.70%, 2/15/2031	209,000	191,546
3.38%, 4/5/2040	712,000	572,064
5.90%, 3/15/2034	600,000	632,700
Cemex SAB de CV 5.75%, 6/5/2036	190,000	189,194
CRH America Finance, Inc.:
4.40%, 2/9/2031	500,000	492,370
5.00%, 2/9/2036	110,000	107,628
5.50%, 1/9/2035 (a)	223,000	226,718
CRH SMW Finance DAC 5.13%, 1/9/2030	609,000	616,984
Eagle Materials, Inc. 5.00%, 3/15/2036	900,000	869,562
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	189,338
4.50%, 3/25/2052 (a)	639,000	518,267
Johnson Controls International PLC 4.95%, 7/2/2064 (e)	600,000	524,268
Martin Marietta Materials, Inc.:
4.25%, 12/15/2047	500,000	406,010
5.50%, 12/1/2054	220,000	210,610
Masco Corp.:
1.50%, 2/15/2028	244,000	232,195
4.50%, 5/15/2047	805,000	673,004
Mohawk Industries, Inc. 3.63%, 5/15/2030	144,000	138,015
Owens Corning:
4.40%, 1/30/2048 (a)	600,000	494,430
5.95%, 6/15/2054 (a)	200,000	203,202
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	90,000	90,911
5.25%, 3/3/2033	250,000	255,263
Vulcan Materials Co.:
3.50%, 6/1/2030	500,000	478,460
4.50%, 6/15/2047	225,000	192,029
4.70%, 3/1/2048	40,000	34,994
4.95%, 12/1/2029	100,000	100,825
Security Description	Principal Amount	Value
5.70%, 12/1/2054	$445,000	$441,574
		10,053,043
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2028	492,000	496,822
5.05%, 3/22/2053	1,350,000	1,232,874
		1,729,696
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033	233,000	240,764
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	78,500
4.20%, 5/15/2047	900,000	747,603
		1,066,867
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Aercap Funding DAC 4.88%, 7/7/2031 (d)	500,000	498,025
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	552,000	531,593
3.30%, 1/30/2032	1,185,000	1,084,690
3.40%, 10/29/2033	1,239,000	1,102,425
3.85%, 10/29/2041	344,000	277,639
4.13%, 2/28/2029	260,000	256,386
4.63%, 10/15/2027	100,000	100,046
4.75%, 1/15/2033	555,000	542,490
4.88%, 4/1/2028	100,000	100,432
5.00%, 11/15/2035	1,720,000	1,673,457
5.10%, 1/19/2029	100,000	100,922
5.30%, 1/19/2034	265,000	264,907
5.38%, 12/15/2031	800,000	813,496
5.75%, 6/6/2028	35,000	35,682
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (c)	375,000	379,402
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (c)	200,000	206,938
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	100,000	94,597
5.50%, 8/20/2034	400,000	400,932
5.50%, 2/15/2036	155,000	153,369
Ally Financial, Inc.:
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	530,000	525,771
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	90,000	91,515
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	750,000	777,712
American Express Co.:
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	248,000	245,934
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	2,050,000	2,039,422
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 0.81%, 4.44%, 5/3/2030 (c)	$1,000,000	$993,910
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	289,000	284,838
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	674,000	675,833
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	750,000	727,282
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	1,626,000	1,625,496
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	200,000	202,040
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	287,000	288,685
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	791,000	801,386
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	300,000	303,192
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	355,000	362,870
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	379,000	392,671
Ameriprise Financial, Inc.:
4.80%, 6/15/2031	65,000	64,986
5.35%, 6/15/2036	125,000	124,494
Apollo Global Management, Inc.:
4.60%, 1/15/2031	100,000	98,827
5.15%, 8/12/2035 (a)	180,000	174,980
5.70%, 3/30/2036	325,000	326,248
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	973,000	942,107
6.38%, 11/15/2033	341,000	362,626
ARES Management Corp. 5.60%, 10/11/2054	400,000	362,196
BGC Group, Inc.:
6.15%, 4/2/2030	600,000	612,390
6.60%, 6/10/2029	117,000	120,655
BlackRock Funding, Inc.:
5.00%, 3/14/2034	100,000	100,914
5.25%, 3/14/2054	425,000	400,567
5.35%, 1/8/2055	1,378,000	1,316,555
Blackrock, Inc.:
2.10%, 2/25/2032	800,000	700,456
4.75%, 5/25/2033	180,000	180,416
Blackstone Reg Finance Co. LLC 4.95%, 2/15/2036 (a)	585,000	567,514
Blue Owl Finance LLC:
4.38%, 2/15/2032	240,000	220,488
6.25%, 4/18/2034 (a)	1,400,000	1,370,110
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	250,000	246,725
4.83%, 4/15/2031	250,000	247,695
5.30%, 1/15/2036	800,000	780,184
5.80%, 4/24/2035	475,000	484,058
Security Description	Principal Amount	Value
6.08%, 9/15/2055 (a)	$140,000	$140,643
Brookfield Capital Finance LLC 6.09%, 6/14/2033	300,000	314,142
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	600,000	526,740
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	493,000	334,846
Brookfield Finance, Inc.:
4.70%, 9/20/2047	308,000	260,645
4.85%, 3/29/2029	1,115,000	1,116,962
5.33%, 1/15/2036	200,000	196,776
5.97%, 3/4/2054	150,000	148,274
6.35%, 1/5/2034	208,000	220,355
Capital One Financial Corp.:
SOFR + 1.25%, 4.49%, 9/11/2031 (a) (c)	300,000	294,408
SOFR + 1.15%, 4.72%, 1/30/2032 (c)	250,000	246,508
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	1,488,000	1,491,214
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	450,000	444,906
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	1,990,000	2,015,532
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	100,000	102,082
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	318,000	326,700
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	1,000,000	1,024,910
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	1,390,000	1,470,745
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	200,000	230,018
Carlyle Group, Inc. 5.05%, 9/19/2035 (a)	515,000	492,855
Charles Schwab Corp.:
2.90%, 3/3/2032	200,000	181,268
SOFR + 0.94%, 4.34%, 11/14/2031 (c)	500,000	491,800
SOFR + 0.62%, 4.60%, 7/27/2029 (c)	350,000	349,611
SOFR + 0.78%, 4.74%, 5/21/2030 (c)	285,000	285,636
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	500,000	489,000
SOFR + 1.28%, 5.49%, 5/21/2037 (c)	90,000	91,229
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	100,000	101,925
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	1,100,000	1,149,148
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	1,368,000	1,453,678
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	$1,281,000	$1,324,951
CME Group, Inc.:
4.15%, 6/15/2048	17,000	14,024
4.40%, 3/15/2030	1,000,000	995,730
Enact Holdings, Inc. 6.25%, 5/28/2029	237,000	244,027
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	200,000	199,626
Intercontinental Exchange, Inc.:
3.63%, 9/1/2028	270,000	265,019
3.95%, 12/1/2028	100,000	98,636
4.20%, 3/15/2031	400,000	391,988
4.95%, 6/15/2052 (a)	600,000	542,190
5.20%, 6/15/2062	1,414,000	1,283,276
Invesco Finance PLC 5.38%, 11/30/2043	263,000	252,672
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	61,000	61,510
Jefferies Financial Group, Inc.:
5.13%, 4/28/2031	120,000	118,516
5.50%, 2/15/2036	1,225,000	1,182,015
6.20%, 4/14/2034	1,300,000	1,330,550
6.25%, 1/15/2036	300,000	306,156
6.50%, 1/20/2043	700,000	704,438
KKR & Co., Inc. 5.10%, 8/7/2035 (a)	250,000	241,905
Legg Mason, Inc. 5.63%, 1/15/2044	192,000	188,540
LPL Holdings, Inc. 6.75%, 11/17/2028	135,000	140,349
Marex Group PLC:
5.68%, 4/21/2031	125,000	125,014
6.40%, 11/4/2029	750,000	767,985
Mastercard, Inc.:
3.35%, 3/26/2030	307,000	295,266
3.85%, 3/26/2050	200,000	154,770
4.10%, 1/15/2028	100,000	99,713
4.33%, 6/8/2028	315,000	314,846
4.35%, 1/15/2032	1,412,000	1,391,554
4.43%, 6/8/2029	300,000	299,559
4.60%, 6/8/2031	500,000	499,110
4.85%, 3/9/2033	510,000	513,754
4.88%, 3/9/2028	110,000	110,847
4.95%, 3/15/2032	200,000	202,854
5.00%, 6/8/2036	500,000	498,230
Nasdaq, Inc.:
5.55%, 2/15/2034	225,000	231,170
6.10%, 6/28/2063	700,000	711,529
Nomura Holdings, Inc.:
2.68%, 7/16/2030	100,000	91,669
3.00%, 1/22/2032 (a)	345,000	310,655
4.90%, 7/1/2030	335,000	334,085
5.00%, 6/29/2029	600,000	601,422
Security Description	Principal Amount	Value
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	$1,000,000	$975,970
5.17%, 7/14/2031 (a)	345,000	345,914
5.49%, 6/29/2035	1,700,000	1,725,942
5.55%, 7/14/2036	600,000	601,530
ORIX Corp.:
2.25%, 3/9/2031	500,000	445,075
4.45%, 9/9/2030	260,000	256,014
5.00%, 9/13/2027	300,000	301,254
5.40%, 2/25/2035	81,000	81,906
Raymond James Financial, Inc.:
4.95%, 7/15/2046	350,000	312,413
5.65%, 9/11/2055	230,000	223,072
Sumisho Air Lease Corp.:
2.10%, 9/1/2028	446,000	421,011
Series MTN, 2.88%, 1/15/2032 (a)	430,000	384,063
Series MTN, 3.00%, 2/1/2030	270,000	252,582
3.25%, 10/1/2029	400,000	380,276
4.40%, 3/24/2028 (b)	300,000	298,329
4.50%, 3/24/2029 (b)	105,000	104,111
4.85%, 3/24/2031 (b)	500,000	494,680
5.50%, 3/24/2036 (b)	200,000	199,206
Synchrony Financial:
SOFR + 1.53%, 4.95%, 2/25/2032 (c)	425,000	414,094
SOFR + 1.40%, 5.02%, 7/29/2029 (c)	76,000	76,010
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	49,000	49,920
SOFR + 2.07%, 6.00%, 7/29/2036 (a) (c)	500,000	501,780
TPG Operating Group II LP:
4.88%, 5/15/2031	900,000	886,689
5.38%, 1/15/2036	100,000	97,291
5.88%, 3/5/2034	686,000	695,405
UBS Americas, Inc. 7.13%, 7/15/2032	1,848,000	2,056,417
Visa, Inc.:
3.65%, 9/15/2047	771,000	593,192
3.80%, 2/12/2029	1,313,000	1,296,719
4.10%, 2/12/2031	250,000	247,095
4.30%, 12/14/2045	1,481,000	1,270,254
4.40%, 2/12/2033	450,000	443,128
4.70%, 2/12/2036	200,000	197,430
Voya Financial, Inc. 5.05%, 3/2/2036	450,000	437,328
Western Union Co.:
4.75%, 6/15/2029	250,000	247,890
6.20%, 11/17/2036 (a)	286,000	295,318
		79,803,190
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ELECTRIC — 9.3%
AEP Texas, Inc.:
Series H, 3.45%, 1/15/2050	$40,000	$27,358
Series G, 4.15%, 5/1/2049	116,000	89,146
Series Q, 5.20%, 4/15/2036	145,000	142,850
5.25%, 5/15/2052	15,000	13,581
5.40%, 6/1/2033	500,000	507,595
5.70%, 5/15/2034	798,000	823,576
5.85%, 10/15/2055	650,000	637,617
AEP Transmission Co. LLC:
3.15%, 9/15/2049	26,000	17,329
5.25%, 6/1/2036	250,000	250,925
5.38%, 6/15/2035	155,000	157,303
AES Corp.:
5.20%, 7/15/2029	25,000	25,149
5.75%, 7/15/2033	20,000	20,119
5.80%, 3/15/2032	800,000	810,680
Alabama Power Co.:
3.85%, 12/1/2042	102,000	83,093
3.94%, 9/1/2032	200,000	191,404
Series C, 4.30%, 3/15/2031	384,000	377,530
5.85%, 11/15/2033	1,168,000	1,227,778
Alliant Energy Corp. 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (c)	1,002,000	990,647
Ameren Corp. 5.00%, 5/15/2036	320,000	312,352
Ameren Illinois Co.:
3.25%, 3/15/2050	50,000	34,171
4.95%, 6/1/2033	463,000	463,542
5.63%, 3/1/2055	300,000	294,594
American Electric Power Co., Inc.:
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (c)	705,000	700,833
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	752,000	747,526
Appalachian Power Co.:
5.65%, 4/1/2034	300,000	308,436
7.00%, 4/1/2038	897,000	1,000,146
Arizona Public Service Co.:
3.50%, 12/1/2049	100,000	69,947
4.20%, 8/15/2048	88,000	69,873
4.35%, 11/15/2045	115,000	94,384
5.55%, 8/1/2033	290,000	297,775
5.70%, 8/15/2034	300,000	309,579
6.35%, 12/15/2032	480,000	511,718
Avista Corp. 4.00%, 4/1/2052	205,000	154,732
Baltimore Gas & Electric Co.:
4.25%, 9/15/2048	1,282,000	1,039,548
5.15%, 6/1/2033	1,500,000	1,513,140
5.30%, 6/1/2034	190,000	192,193
5.40%, 6/1/2053	100,000	94,634
Security Description	Principal Amount	Value
5.45%, 6/1/2035	$590,000	$600,089
6.05%, 6/1/2056	500,000	515,750
Basin Electric Power Cooperative 5.85%, 10/15/2055	125,000	121,873
Berkshire Hathaway Energy Co.:
4.25%, 10/15/2050	502,000	400,390
4.60%, 5/1/2053	250,000	208,060
Black Hills Corp.:
4.55%, 1/31/2031	800,000	787,352
6.15%, 5/15/2034	303,000	317,671
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	5,000	3,215
Series AR, 4.85%, 4/1/2036	260,000	254,309
4.95%, 4/1/2033	217,000	217,423
Series AQ, 4.95%, 8/15/2035	550,000	543,295
Series K2, 6.95%, 3/15/2033	341,000	379,233
CenterPoint Energy, Inc.:
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (c)	116,000	119,318
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (c)	500,000	517,570
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	100,000	92,880
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	350,000	357,500
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	100,000	98,561
3.65%, 6/15/2046	41,000	30,898
Series 123, 3.75%, 8/15/2047	1,130,000	850,641
Series 133, 3.85%, 3/15/2052	100,000	74,127
4.35%, 11/15/2045	42,000	35,283
4.55%, 6/1/2031	500,000	496,825
4.60%, 8/15/2043	79,000	69,806
5.30%, 2/1/2053	100,000	93,242
5.65%, 6/1/2054	590,000	581,469
5.85%, 6/1/2056	500,000	504,065
5.95%, 6/1/2055	100,000	101,800
6.45%, 1/15/2038	130,000	142,899
Connecticut Light & Power Co.:
4.90%, 7/1/2033	800,000	803,760
4.95%, 1/15/2030	150,000	151,733
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	200,000	154,820
Series 2017, 3.88%, 6/15/2047	159,000	122,134
Series C, 4.30%, 12/1/2056	298,000	234,142
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.50%, 5/15/2058	$468,000	$377,526
Series E, 4.65%, 12/1/2048	225,000	191,648
5.15%, 6/15/2036	500,000	498,445
5.20%, 3/1/2033	770,000	784,445
5.70%, 5/15/2054	50,000	49,219
5.75%, 11/15/2055	270,000	266,533
5.88%, 6/15/2056	1,000,000	1,005,380
5.90%, 11/15/2053	618,000	623,475
6.15%, 11/15/2052	1,157,000	1,205,733
Constellation Energy Generation LLC:
3.75%, 3/1/2031 (b)	150,000	142,800
3.90%, 1/8/2028	85,000	84,273
4.40%, 1/15/2031	180,000	176,909
4.55%, 6/1/2029	150,000	149,448
4.63%, 2/1/2029 (b)	193,000	191,911
4.80%, 1/15/2032	175,000	173,589
5.30%, 6/1/2036	500,000	497,320
5.75%, 3/15/2054 (a)	200,000	197,022
5.88%, 1/15/2066	600,000	585,324
6.13%, 1/15/2034	100,000	106,201
6.50%, 10/1/2053	1,359,000	1,458,846
Consumers Energy Co.:
3.75%, 2/15/2050	1,000,000	750,370
4.20%, 9/1/2052	200,000	159,538
4.50%, 1/15/2031	12,000	11,913
4.63%, 5/15/2033	404,000	398,025
4.70%, 1/15/2030	214,000	214,563
4.90%, 2/15/2029	150,000	151,628
5.13%, 5/1/2036	250,000	249,780
Cumberland Combined Cycle Generation LLC 5.82%, 5/15/2056	315,000	322,283
Dayton Power & Light Co. 4.55%, 8/15/2030	100,000	98,465
Delmarva Power & Light Co. 4.15%, 5/15/2045	200,000	164,502
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	485,000	433,338
5.30%, 5/15/2033	110,000	112,813
Dominion Energy, Inc.:
4.60%, 5/15/2028	237,000	237,104
Series C, 4.90%, 8/1/2041	976,000	898,789
5.35%, 6/15/2036	1,000,000	1,001,230
5.45%, 3/15/2035	150,000	152,266
5 yr. CMT + 2.26%, 6.00%, 2/15/2056 (c)	750,000	752,437
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	1,200,000	1,204,008
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	143,000	147,746
7.00%, 6/15/2038	936,000	1,058,419
DTE Electric Co.:
2.25%, 3/1/2030	10,000	9,226
Series B, 3.25%, 4/1/2051	25,000	16,981
Security Description	Principal Amount	Value
Series B, 3.65%, 3/1/2052	$10,000	$7,294
3.95%, 3/1/2049	44,000	34,243
4.30%, 7/1/2044	540,000	458,914
Series A, 4.85%, 3/1/2036	240,000	234,526
5.25%, 5/15/2035	400,000	404,652
Series B, 5.55%, 3/1/2056 (a)	225,000	219,573
5.85%, 5/15/2055	850,000	860,667
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	500,000	482,670
4.88%, 6/1/2028	861,000	864,866
4.95%, 7/1/2027	658,000	661,204
5.05%, 10/1/2035 (a)	300,000	294,528
5.85%, 6/1/2034	300,000	313,290
Series C, 5 yr. CMT + 1.81%, 6.20%, 7/1/2058 (c)	500,000	504,255
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	169,000	158,890
3.20%, 8/15/2049	100,000	67,620
3.88%, 3/15/2046	210,000	164,083
4.00%, 9/30/2042	700,000	579,460
4.25%, 12/15/2041	551,000	476,913
4.65%, 6/15/2031	125,000	124,896
5.15%, 6/15/2036	165,000	165,132
5.35%, 1/15/2053	1,300,000	1,229,540
5.40%, 1/15/2054	420,000	400,403
5.75%, 6/15/2056	500,000	499,390
6.05%, 4/15/2038	300,000	319,137
Duke Energy Corp.:
2.55%, 6/15/2031	1,988,000	1,792,759
3.75%, 9/1/2046	500,000	373,415
4.20%, 6/15/2049	250,000	194,447
4.30%, 3/15/2028	100,000	99,658
4.95%, 9/15/2035	357,000	349,239
5.00%, 12/8/2027	220,000	221,771
5.70%, 9/15/2055	500,000	480,185
5.80%, 6/15/2054	200,000	194,830
Duke Energy Florida LLC:
1.75%, 6/15/2030	900,000	806,661
3.85%, 11/15/2042	250,000	203,317
4.20%, 12/1/2030	350,000	343,668
4.20%, 7/15/2048	377,000	302,882
4.85%, 12/1/2035	510,000	499,030
5.88%, 11/15/2033	750,000	790,732
5.95%, 11/15/2052	111,000	113,601
6.20%, 11/15/2053	200,000	211,000
6.40%, 6/15/2038	272,000	296,619
Duke Energy Indiana LLC:
Series WWW, 4.90%, 7/15/2043	50	46
Series DDDD, 4.95%, 3/15/2036	200,000	196,582
5.40%, 4/1/2053	941,000	884,484
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	400,000	364,268
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.70%, 6/15/2046	$1,250,000	$948,775
4.30%, 2/1/2049	495,000	401,410
5.25%, 4/1/2033	500,000	509,135
5.55%, 3/15/2054	216,000	208,574
Duke Energy Progress LLC:
2.00%, 8/15/2031	2,000	1,765
3.40%, 4/1/2032 (a)	137,000	127,600
3.70%, 10/15/2046	325,000	246,181
4.10%, 3/15/2043	35,000	29,184
4.15%, 12/1/2044	400,000	329,600
5.05%, 3/15/2035	400,000	400,120
5.55%, 3/15/2055	116,000	112,551
6.30%, 4/1/2038	240,000	258,886
Edison International:
4.13%, 3/15/2028	150,000	147,857
4.80%, 3/15/2031	250,000	243,160
5.00%, 5/5/2028	601,000	601,733
6.95%, 11/15/2029	1,124,000	1,174,479
El Paso Electric Co. 6.00%, 5/15/2035	220,000	226,017
Emera U.S. Finance LLC:
4.50%, 4/1/2029	150,000	148,985
5.20%, 4/1/2033	75,000	74,693
Emera U.S. Finance LP 4.75%, 6/15/2046	200,000	170,378
Entergy Arkansas LLC:
4.95%, 1/15/2036	225,000	220,599
5.45%, 6/1/2034	488,000	502,020
5.75%, 1/15/2056	310,000	307,585
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,228,000	1,269,445
Entergy Louisiana LLC:
3.12%, 9/1/2027	378,000	372,882
4.00%, 3/15/2033	500,000	472,360
4.20%, 9/1/2048	400,000	321,404
4.90%, 4/15/2036	90,000	87,714
5.15%, 9/15/2034	300,000	302,688
5.65%, 4/15/2056	265,000	259,536
5.80%, 3/15/2055	884,000	883,788
Entergy Mississippi LLC:
3.85%, 6/1/2049	50,000	37,602
5.00%, 9/1/2033	300,000	300,633
5.80%, 4/15/2055	357,000	355,004
5.85%, 6/1/2054	158,000	157,648
Entergy Texas, Inc.:
1.75%, 3/15/2031	520,000	455,068
5.00%, 9/15/2052	800,000	712,208
5.20%, 6/15/2036	250,000	248,252
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	100,000	68,419
4.10%, 4/1/2043	200,000	166,728
4.25%, 12/1/2045	350,000	289,387
5.30%, 7/1/2036 (d)	600,000	600,780
5.70%, 3/15/2053	320,000	318,394
Security Description	Principal Amount	Value
5.90%, 11/15/2033	$50,000	$52,723
Evergy, Inc.:
4.25%, 3/15/2029	55,000	54,363
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	474,000	484,584
Eversource Energy:
Series O, 4.25%, 4/1/2029	100,000	98,994
4.45%, 12/15/2030	346,000	340,025
5.13%, 5/15/2033	451,000	450,824
5.45%, 3/1/2028	1,400,000	1,416,660
5.50%, 1/1/2034	675,000	686,765
5.95%, 2/1/2029	193,000	198,458
5.95%, 7/15/2034	115,000	120,113
Exelon Corp.:
4.05%, 4/15/2030	905,000	883,443
4.70%, 4/15/2050	380,000	319,580
4.95%, 3/15/2036	710,000	689,623
5.13%, 3/15/2031 (a)	360,000	364,579
5.30%, 3/15/2033	100,000	101,766
5.45%, 3/15/2034	221,000	225,393
5.88%, 3/15/2055	280,000	276,685
5 yr. CMT + 1.98%, 6.50%, 3/15/2055 (c)	200,000	205,172
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	298,000	296,224
FirstEnergy Pennsylvania Electric Co.:
4.15%, 3/15/2028 (a) (b)	270,000	268,445
4.55%, 3/15/2031 (b)	115,000	114,208
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	80,000	79,392
4.75%, 1/15/2033	200,000	195,994
Florida Power & Light Co.:
4.13%, 2/1/2042	270,000	230,461
4.40%, 5/15/2028	283,000	283,139
4.70%, 2/15/2036	500,000	484,585
4.80%, 5/15/2033	628,000	625,400
5.10%, 4/1/2033	76,000	76,978
5.13%, 6/1/2036	135,000	135,115
5.15%, 6/15/2029	110,000	111,984
5.25%, 2/1/2041	150,000	147,453
5.30%, 6/15/2034	656,000	669,153
5.60%, 6/15/2054	300,000	294,519
5.60%, 2/15/2066	2,026,000	1,952,395
5.75%, 6/1/2056	125,000	125,559
5.80%, 3/15/2065	849,000	842,760
5.90%, 6/1/2066	500,000	504,880
5.96%, 4/1/2039	800,000	844,968
Georgia Power Co.:
4.00%, 10/1/2028	490,000	484,997
4.30%, 3/15/2042	460,000	399,703
4.30%, 3/15/2043	375,000	321,112
4.60%, 6/15/2029	155,000	155,301
4.70%, 5/15/2032	550,000	549,191
4.85%, 3/15/2031	500,000	503,315
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.95%, 5/17/2033	$255,000	$256,538
5.25%, 3/15/2034	1,342,000	1,363,271
5.50%, 10/1/2055 (a)	665,000	641,718
Hydro One, Inc. 4.75%, 5/30/2031	760,000	761,520
Idaho Power Co. 4.85%, 3/1/2036	90,000	87,616
Indiana Michigan Power Co.:
3.25%, 5/1/2051	100,000	66,917
Series L, 3.75%, 7/1/2047	689,000	517,804
4.25%, 8/15/2048	45,000	36,490
Series K, 4.55%, 3/15/2046	1,033,000	884,847
5.60%, 3/15/2056	70,000	68,125
Series H, 6.05%, 3/15/2037	200,000	211,236
Interstate Power & Light Co.:
5.60%, 6/29/2035	200,000	205,178
5.60%, 10/1/2055	300,000	289,803
5.70%, 10/15/2033	42,000	43,530
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	105,000	102,052
Jersey Central Power & Light Co.:
4.15%, 1/15/2029	810,000	799,211
4.40%, 1/15/2031	913,000	897,516
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	1,126,495	1,069,145
Kentucky Utilities Co.:
4.38%, 10/1/2045	200,000	168,578
5.85%, 8/15/2055	300,000	301,080
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	307,000	248,167
Series LOU, 5.45%, 4/15/2033	1,316,000	1,351,085
5.85%, 8/15/2055	105,000	105,638
MidAmerican Energy Co.:
4.40%, 10/15/2044	300,000	255,945
5.50%, 11/15/2056	300,000	289,044
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	191,000	162,319
National Grid PLC:
5.41%, 6/9/2036	1,000,000	995,730
5.42%, 1/11/2034	136,000	137,873
National Rural Utilities Cooperative Finance Corp.:
2.40%, 3/15/2030	65,000	59,912
2.75%, 4/15/2032	339,000	303,273
Series D, 4.15%, 8/25/2028	1,265,000	1,254,943
4.30%, 12/10/2030	100,000	98,602
4.40%, 5/11/2029	135,000	134,367
4.40%, 11/1/2048	165,000	137,828
Series GMTN, 4.85%, 2/7/2029	453,000	455,691
5.80%, 1/15/2033	100,000	105,065
Security Description	Principal Amount	Value
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	$750,000	$777,615
Nevada Power Co.:
Series GG, 5.90%, 5/1/2053	615,000	616,132
6.00%, 3/15/2054	859,000	868,861
Series N, 6.65%, 4/1/2036	806,000	884,980
NextEra Energy Capital Holdings, Inc.:
2.44%, 1/15/2032	1,000,000	882,100
3.50%, 4/1/2029	100,000	97,129
4.40%, 3/1/2031	290,000	285,957
4.69%, 9/1/2027	200,000	200,480
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	1,043,000	1,028,753
4.85%, 2/4/2028	200,000	201,120
4.90%, 3/15/2029	239,000	241,053
5.00%, 7/15/2032	100,000	100,483
5.05%, 3/15/2030	200,000	202,560
5.05%, 2/28/2033	100,000	100,500
5.25%, 3/15/2034	616,000	623,682
5.30%, 3/15/2032	160,000	162,874
5.45%, 3/15/2035	200,000	203,026
5.55%, 3/15/2054	335,000	317,744
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (c)	364,000	362,748
5.85%, 3/1/2056	550,000	540,881
Series AA, 5 yr. CMT + 1.84%, 6.00%, 10/1/2056 (c)	500,000	499,745
Series BB, 5 yr. CMT + 1.77%, 6.20%, 10/1/2056 (c)	500,000	499,770
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	503,000	516,199
Series CC, 5 yr. CMT + 1.69%, 6.63%, 10/1/2066 (c)	500,000	507,590
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	630,000	654,954
Northern States Power Co.:
3.20%, 4/1/2052	44,000	30,081
4.85%, 5/15/2036	125,000	122,673
5.55%, 5/15/2056	250,000	243,652
NorthWestern Corp. 4.18%, 11/15/2044 (a)	45,000	37,398
NSTAR Electric Co.:
4.40%, 3/1/2044	100,000	85,991
4.65%, 5/15/2031	160,000	159,715
4.95%, 9/15/2052	100,000	89,491
5.20%, 5/15/2036	215,000	215,817
5.40%, 6/1/2034	643,000	656,664
Oglethorpe Power Corp.:
4.50%, 4/1/2047	325,000	268,261
5.05%, 10/1/2048	160,000	142,002
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.25%, 9/1/2050	$694,000	$630,624
Oklahoma Gas & Electric Co.:
4.15%, 4/1/2047	200,000	161,498
5.80%, 4/1/2055	325,000	324,688
5.90%, 4/1/2056	325,000	329,888
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047	250,000	189,932
4.50%, 3/15/2031 (b)	300,000	296,925
4.55%, 12/1/2041	433,000	387,275
4.95%, 9/15/2052	200,000	177,224
5.30%, 6/1/2042	390,000	376,697
5.35%, 10/1/2052	725,000	681,971
5.65%, 11/15/2033	151,000	157,424
5.80%, 4/1/2055	200,000	200,002
5.90%, 3/15/2056 (b)	245,000	248,655
7.50%, 9/1/2038	610,000	724,296
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	617,000	553,862
3.25%, 6/1/2031	100,000	92,295
3.30%, 8/1/2040	174,000	130,349
3.50%, 8/1/2050	100,000	66,709
4.20%, 6/1/2041	230,000	188,122
4.25%, 3/15/2046	315,000	243,933
4.30%, 3/15/2045	273,000	214,302
4.45%, 4/15/2042	225,000	186,347
4.50%, 7/1/2040	500,000	430,880
4.55%, 7/1/2030	400,000	393,988
4.60%, 6/15/2043	400,000	334,092
4.75%, 2/15/2044	380,000	320,929
4.95%, 7/1/2050	640,000	534,093
5.00%, 6/4/2028	1,055,000	1,060,623
5.05%, 11/15/2031	110,000	109,886
5.05%, 10/15/2032	250,000	248,110
5.20%, 5/1/2036	360,000	349,769
5.25%, 3/1/2052	753,000	647,685
5.60%, 8/15/2036	180,000	179,989
5.90%, 6/15/2032	323,000	334,076
5.90%, 10/1/2054	220,000	207,618
6.00%, 5/1/2056	165,000	157,826
6.10%, 1/15/2029	239,000	246,091
6.15%, 1/15/2033	206,000	215,087
6.15%, 3/1/2055	300,000	292,455
6.30%, 8/15/2056	250,000	248,932
6.40%, 6/15/2033	1,350,000	1,428,691
6.75%, 1/15/2053	1,300,000	1,365,975
6.95%, 3/15/2034	845,000	921,396
PacifiCorp:
2.70%, 9/15/2030	500,000	459,135
3.30%, 3/15/2051	656,000	427,200
3.50%, 6/15/2029	400,000	385,812
4.10%, 2/1/2042	345,000	279,388
4.15%, 2/15/2050	250,000	189,945
4.25%, 3/15/2029	1,175,000	1,160,066
4.65%, 4/15/2029	672,000	670,071
Security Description	Principal Amount	Value
5.10%, 2/15/2029	$132,000	$133,142
5.10%, 4/15/2031	50,000	50,452
5.30%, 2/15/2031	362,000	367,122
5.35%, 12/1/2053	1,303,000	1,168,296
5.45%, 4/15/2033	155,000	157,359
5.45%, 2/15/2034	650,000	657,254
5.50%, 5/15/2054	600,000	550,296
5.75%, 4/1/2037	335,000	337,553
5.80%, 4/15/2036	50,000	51,286
6.25%, 10/15/2037	495,000	518,354
6.35%, 7/15/2038	300,000	314,229
7.70%, 11/15/2031	310,000	348,967
PECO Energy Co.:
3.05%, 3/15/2051	32,000	20,869
3.70%, 9/15/2047	100,000	75,614
4.60%, 5/15/2052	150,000	127,118
5.65%, 9/15/2055	195,000	192,319
Pinnacle West Capital Corp.:
4.65%, 6/1/2029	90,000	90,014
4.90%, 5/15/2028	80,000	80,297
5.15%, 5/15/2030	180,000	182,432
Potomac Electric Power Co. 4.15%, 3/15/2043	13,000	10,886
PPL Capital Funding, Inc.:
4.13%, 4/15/2030	50,000	48,910
5.25%, 9/1/2034	122,000	122,484
PPL Electric Utilities Corp.:
4.75%, 7/15/2043	400,000	361,640
5.25%, 5/15/2053	115,000	107,607
5.75%, 5/15/2056	250,000	250,250
Progress Energy, Inc.:
6.00%, 12/1/2039	775,000	805,442
7.75%, 3/1/2031	856,000	956,503
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	150,000	132,702
4.10%, 6/15/2048	1,483,000	1,182,529
4.15%, 3/13/2029	550,000	544,857
Series 39, 4.50%, 6/1/2052	165,000	135,886
5.05%, 6/15/2036	85,000	83,816
5.15%, 9/15/2035	250,000	248,550
5.25%, 4/1/2053	386,000	355,232
5.35%, 5/15/2034	2,065,000	2,095,954
5.75%, 5/15/2054	1,200,000	1,189,572
5.85%, 5/15/2055	1,075,000	1,077,655
6.50%, 8/1/2038	85,000	92,787
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	99,000	87,899
4.40%, 7/1/2028	156,000	155,897
5.35%, 10/1/2033	150,000	153,198
Public Service Co. of Oklahoma 5.45%, 1/15/2036	955,000	964,655
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 8/1/2049	$20,000	$13,608
Series MTN, 3.65%, 9/1/2042	203,000	161,817
Series MTN, 3.80%, 1/1/2043	100,000	81,012
Series R, 4.20%, 1/1/2031	800,000	785,968
Series MTN, 5.13%, 3/15/2053	295,000	271,615
5.30%, 8/1/2054	175,000	165,209
Series MTN, 5.45%, 3/1/2054	150,000	144,341
Series R, 5.63%, 1/1/2056 (a)	375,000	370,185
Public Service Enterprise Group, Inc.:
4.80%, 6/15/2031	1,200,000	1,196,916
5.20%, 4/1/2029	450,000	455,872
5.45%, 4/1/2034	241,000	245,639
5.88%, 10/15/2028	225,000	230,769
6.13%, 10/15/2033	500,000	529,360
Puget Energy, Inc.:
4.10%, 6/15/2030	150,000	145,182
5.73%, 3/15/2035	650,000	654,270
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	50,000	34,020
4.30%, 5/20/2045	337,000	280,428
5.45%, 6/1/2053	100,000	95,964
5.69%, 6/15/2054	300,000	296,526
6.27%, 3/15/2037	160,000	172,874
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	3,000,000	2,654,940
Series RRR, 3.75%, 6/1/2047	300,000	226,500
4.15%, 5/15/2048	1,060,000	842,414
Series DDDD, 5.20%, 3/15/2036	110,000	109,541
5.35%, 4/1/2053	710,000	660,946
5.55%, 4/15/2054	202,000	193,928
Series EEEE, 5.95%, 3/15/2056	205,000	207,975
6.00%, 6/1/2039	100,000	105,254
Sempra:
3.80%, 2/1/2038	452,000	383,617
5.25%, 3/15/2036	320,000	315,587
Sierra Pacific Power Co.:
5.90%, 3/15/2054	200,000	200,782
5 yr. CMT + 2.55%, 6.20%, 12/15/2055 (c)	36,000	35,703
Southern California Edison Co.:
2.25%, 6/1/2030	1,285,000	1,164,698
Series G, 2.50%, 6/1/2031	69,000	61,583
Security Description	Principal Amount	Value
Series 2013-A, 3.90%, 3/15/2043	$587,000	$450,129
4.05%, 3/15/2042	525,000	416,372
4.50%, 9/1/2040	969,000	831,954
4.80%, 3/15/2033	160,000	156,586
Series B, 4.88%, 3/1/2049	800,000	669,048
4.95%, 9/15/2031	105,000	104,771
5.15%, 6/1/2029	155,000	156,710
5.20%, 6/1/2034	336,000	332,875
Series E, 5.45%, 6/1/2052	654,000	584,022
5.65%, 10/1/2028	1,397,000	1,422,970
5.70%, 3/1/2053	436,000	402,376
5.75%, 4/15/2054	1,073,000	998,448
5.88%, 12/1/2053	37,000	35,158
Series 2004B, 6.00%, 1/15/2034	115,000	119,166
Southern Co.:
4.85%, 6/15/2028	153,000	153,846
5.20%, 6/15/2033	450,000	453,564
5.70%, 3/15/2034	500,000	518,035
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	1,000,000	1,025,820
Southern Power Co.:
Series A, 4.25%, 10/1/2030	1,058,000	1,039,326
4.80%, 6/15/2031	145,000	144,603
Series B, 4.90%, 10/1/2035	764,000	741,118
Southwestern Electric Power Co.:
Series L, 3.85%, 2/1/2048	420,000	312,560
Series J, 3.90%, 4/1/2045	249,000	191,220
5.20%, 4/1/2036	140,000	138,041
5.30%, 4/1/2033	125,000	126,610
5.90%, 4/1/2056	250,000	246,287
Southwestern Public Service Co.:
3.40%, 8/15/2046	100,000	71,657
Series 6, 4.40%, 11/15/2048	100,000	81,964
5.30%, 8/15/2036	250,000	249,485
5.88%, 8/15/2056 (a)	125,000	124,278
Tampa Electric Co.:
2.40%, 3/15/2031	80,000	72,182
3.63%, 6/15/2050	75,000	54,449
5.00%, 7/15/2052	40,000	36,159
Tucson Electric Power Co.:
5.20%, 9/15/2034	34,000	34,287
5.50%, 4/15/2053	113,000	108,029
5.90%, 4/15/2055	200,000	202,004
Union Electric Co.:
3.50%, 3/15/2029	69,000	67,234
4.80%, 3/15/2036	275,000	267,501
5.20%, 4/1/2034	1,285,000	1,300,857
5.25%, 1/15/2054	500,000	463,480
5.45%, 3/15/2053	400,000	381,380
5.55%, 3/15/2056	165,000	159,977
5.75%, 9/15/2056 (a)	375,000	374,182
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Virginia Electric & Power Co.:
Series A, 3.80%, 4/1/2028	$771,000	$761,779
Series B, 3.80%, 9/15/2047	150,000	114,611
Series C, 4.63%, 5/15/2052	530,000	445,900
Series C, 4.90%, 9/15/2035	190,000	185,936
4.95%, 3/15/2036	375,000	366,952
5.35%, 1/15/2054	160,000	149,755
5.45%, 4/1/2053	119,000	113,151
5.55%, 8/15/2054	309,000	298,831
Series D, 5.60%, 9/15/2055	452,000	438,038
5.70%, 3/15/2056	1,100,000	1,082,312
Series B, 6.00%, 1/15/2036	300,000	316,173
6.35%, 11/30/2037	100,000	107,763
8.88%, 11/15/2038	695,000	907,239
Vistra Operations Co. LLC:
5.00%, 4/30/2031 (b)	250,000	248,107
5.25%, 4/30/2033 (b)	250,000	248,262
5.55%, 4/30/2036 (b)	500,000	497,370
WEC Energy Group, Inc.:
1.80%, 10/15/2030	10,000	8,885
2.20%, 12/15/2028	100,000	94,544
5 yr. CMT + 1.91%, 5.63%, 5/15/2056 (c)	567,000	562,368
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	100,000	98,686
4.15%, 10/15/2030	310,000	303,964
4.65%, 6/15/2031	225,000	224,030
5.05%, 10/1/2054 (a)	150,000	136,184
5.10%, 6/15/2036	105,000	104,870
5.65%, 3/15/2056	85,000	84,589
Wisconsin Power & Light Co.:
5.38%, 3/30/2034	112,000	113,695
5.70%, 12/15/2055	100,000	98,325
Wisconsin Public Service Corp.:
4.25%, 1/15/2031	1,731,000	1,704,187
4.75%, 11/1/2044	100,000	89,607
Xcel Energy, Inc.:
5.45%, 8/15/2033	73,000	74,266
5.50%, 3/15/2034	327,000	332,091
6.50%, 7/1/2036	424,000	457,377
		198,012,613
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
1.80%, 10/15/2027	450,000	436,194
2.00%, 12/21/2028	154,000	145,385
2.20%, 12/21/2031	261,000	230,970
		812,549
ELECTRONICS — 0.6%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	84,000	82,912
5.60%, 5/29/2034	803,000	819,823
Amphenol Corp.:
2.20%, 9/15/2031	101,000	89,274
Security Description	Principal Amount	Value
2.80%, 2/15/2030	$1,027,000	$964,168
3.80%, 11/15/2027	210,000	208,330
3.90%, 11/15/2028	1,204,000	1,189,420
4.13%, 11/15/2030	155,000	151,957
4.38%, 6/12/2028	617,000	616,278
4.40%, 2/15/2033	175,000	170,173
4.63%, 2/15/2036	309,000	298,404
5.05%, 4/5/2029	160,000	162,488
5.25%, 4/5/2034	315,000	320,739
5.30%, 11/15/2055	280,000	265,787
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	133,269
5.88%, 4/10/2034	605,000	622,793
Avnet, Inc. 5.50%, 6/1/2032	185,000	187,194
Flex Ltd.:
5.25%, 1/15/2032	130,000	130,099
5.38%, 11/13/2035	165,000	162,720
6.00%, 1/15/2028	370,000	376,249
Fortive Corp.:
4.75%, 5/15/2031	250,000	248,340
5.25%, 5/15/2036	250,000	248,975
Honeywell International, Inc.:
1.75%, 9/1/2031	105,000	91,174
1.95%, 6/1/2030	803,000	726,707
3.81%, 11/21/2047	700,000	541,198
Hubbell, Inc.:
3.15%, 8/15/2027	723,000	713,073
4.65%, 6/15/2031	160,000	159,368
4.90%, 6/15/2033	105,000	104,240
5.15%, 6/15/2036	85,000	84,600
Jabil, Inc.:
3.00%, 1/15/2031 (a)	400,000	367,576
4.20%, 2/1/2029	110,000	108,352
4.75%, 2/1/2033	105,000	102,412
5.45%, 2/1/2029	809,000	821,815
Keysight Technologies, Inc.:
3.00%, 10/30/2029	57,000	54,043
5.35%, 7/30/2030	83,000	84,564
nVent Finance SARL 5.65%, 5/15/2033 (a)	232,000	238,276
TD SYNNEX Corp.:
2.38%, 8/9/2028	121,000	115,092
5.30%, 10/10/2035	100,000	98,383
Tyco Electronics Group SA:
3.13%, 8/15/2027	507,000	500,739
4.50%, 2/9/2031	475,000	471,651
7.13%, 10/1/2037	10,000	11,468
Vontier Corp. 2.95%, 4/1/2031	224,000	202,969
		13,047,092
ENGINEERING & CONSTRUCTION — 0.0% *
MasTec, Inc. 5.90%, 6/15/2029	347,000	356,945
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.30%, 3/1/2030	$600,000	$553,842
4.75%, 7/15/2031	300,000	300,654
4.88%, 4/1/2029	135,000	136,187
5.00%, 4/1/2034	928,000	932,705
5.00%, 7/15/2036	300,000	297,699
6.20%, 3/1/2040	400,000	433,672
Veralto Corp.:
4.85%, 1/15/2032	290,000	289,603
5.45%, 9/18/2033	275,000	282,059
Waste Connections, Inc.:
2.95%, 1/15/2052	100,000	64,188
4.25%, 12/1/2028	1,468,000	1,458,693
4.80%, 7/15/2036	500,000	486,980
5.00%, 3/1/2034	368,000	367,404
Waste Management, Inc.:
1.50%, 3/15/2031	350,000	304,185
2.95%, 6/1/2041	240,000	181,065
3.15%, 11/15/2027	115,000	113,243
4.15%, 4/15/2032	340,000	331,541
4.15%, 7/15/2049 (a)	140,000	114,007
4.63%, 2/15/2033	800,000	794,080
4.80%, 3/15/2032	429,000	431,235
4.95%, 3/15/2035	267,000	266,578
5.35%, 10/15/2054 (a)	100,000	96,596
		8,236,216
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	200,000	211,746
Campbell's Co. 4.55%, 3/21/2031 (a)	1,150,000	1,119,065
Conagra Brands, Inc.:
5.00%, 8/1/2030 (a)	675,000	673,805
5.30%, 11/1/2038	577,000	546,459
5.75%, 8/1/2035 (a)	150,000	151,416
Flowers Foods, Inc.:
2.40%, 3/15/2031	263,000	228,095
5.75%, 3/15/2035 (a)	189,000	183,585
General Mills, Inc.:
4.15%, 2/15/2043	1,000,000	820,450
5.50%, 10/17/2028	100,000	102,016
Hershey Co.:
4.50%, 5/4/2033 (a)	309,000	305,932
4.95%, 2/24/2032	540,000	546,777
J.M. Smucker Co.:
2.13%, 3/15/2032	117,000	100,799
6.20%, 11/15/2033	576,000	614,223
6.50%, 11/15/2043	600,000	645,150
6.50%, 11/15/2053 (a)	200,000	218,078
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.50%, 1/15/2036	183,000	182,376
5.63%, 3/10/2037 (b)	1,000,000	993,800
Security Description	Principal Amount	Value
6.38%, 2/25/2055	$300,000	$299,286
6.38%, 4/15/2066	200,000	195,170
6.40%, 5/10/2057 (b)	1,000,000	994,480
6.50%, 12/1/2052	2,050,000	2,070,377
6.75%, 3/15/2034	88,000	95,843
7.25%, 11/15/2053	617,000	673,850
Kellanova:
5.75%, 5/16/2054	1,003,000	992,599
Series B, 7.45%, 4/1/2031	745,000	831,711
Kraft Heinz Foods Co.:
4.25%, 3/1/2031	450,000	439,326
4.38%, 6/1/2046	149,000	118,814
5.00%, 6/4/2042	282,000	252,514
5.20%, 7/15/2045	300,000	267,420
6.50%, 2/9/2040	620,000	654,838
6.75%, 3/15/2032	387,000	420,615
6.88%, 1/26/2039	1,350,000	1,479,316
Kroger Co.:
4.45%, 2/1/2047	385,000	317,929
5.00%, 4/15/2042	675,000	624,017
5.40%, 7/15/2040	1,212,000	1,184,682
5.40%, 1/15/2049	100,000	93,423
5.65%, 9/15/2064	726,000	680,836
6.90%, 4/15/2038	476,000	533,525
McCormick & Co., Inc.:
4.15%, 2/15/2029	300,000	296,652
4.20%, 8/15/2047 (a)	140,000	111,443
Mondelez International, Inc.:
2.75%, 4/13/2030	250,000	233,488
4.50%, 5/6/2030	1,625,000	1,614,827
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	205,000	186,566
6.25%, 7/1/2033	47,000	49,012
6.88%, 5/15/2034	345,000	372,383
Sysco Corp.:
2.40%, 2/15/2030	134,000	123,339
3.25%, 7/15/2027	77,000	76,136
4.40%, 7/25/2031	1,250,000	1,218,212
4.50%, 4/1/2046	98,000	81,707
4.85%, 10/1/2045	100,000	87,510
4.95%, 3/25/2036	500,000	480,390
5.10%, 9/23/2030	550,000	555,252
5.75%, 1/17/2029	475,000	486,903
6.00%, 1/17/2034	100,000	105,079
Tyson Foods, Inc.:
4.35%, 3/1/2029	1,360,000	1,349,066
4.95%, 2/20/2036	100,000	97,111
5.70%, 3/15/2034	301,000	309,693
		28,699,112
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	196,990
Georgia-Pacific LLC 8.88%, 5/15/2031	1,426,000	1,677,204
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
International Paper Co.:
4.80%, 6/15/2044	$200,000	$172,120
7.30%, 11/15/2039	835,000	945,153
Suzano Austria GmbH:
3.13%, 1/15/2032	200,000	177,308
3.75%, 1/15/2031 (a)	1,100,000	1,031,756
5.00%, 1/15/2030	549,000	541,418
Suzano Netherlands BV 5.50%, 1/15/2036 (a)	145,000	141,129
		4,883,078
GAS — 0.6%
Atmos Energy Corp.:
4.13%, 3/15/2049	247,000	197,370
4.75%, 1/15/2032	750,000	747,562
5.45%, 1/15/2056	785,000	756,395
5.75%, 10/15/2052	250,000	251,267
6.20%, 11/15/2053	250,000	265,440
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	1,315,000	1,337,710
National Fuel Gas Co.:
4.75%, 5/15/2029	135,000	134,634
5.05%, 10/15/2031	350,000	348,446
5.50%, 5/15/2036	160,000	158,982
NiSource, Inc.:
4.38%, 5/15/2047	200,000	164,268
4.75%, 5/18/2031	1,000,000	996,090
4.80%, 2/15/2044	250,000	221,663
5.25%, 3/30/2028	127,000	128,429
5.25%, 2/15/2043	198,000	186,033
5.30%, 5/18/2036	500,000	500,175
5.35%, 4/1/2034 (a)	100,000	101,915
5.35%, 7/15/2035	1,490,000	1,502,576
5 yr. CMT + 2.04%, 5.75%, 7/15/2056 (c)	170,000	169,798
5.85%, 4/1/2055	220,000	218,200
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	100,000	103,410
Northwest Natural Holding Co. 5 yr. CMT + 2.70%, 7.00%, 9/15/2055 (c)	624,000	647,469
ONE Gas, Inc. 5.10%, 4/1/2029	193,000	195,451
Southern California Gas Co.:
3.75%, 9/15/2042	400,000	317,340
5.05%, 9/1/2034	109,000	108,935
5.45%, 6/15/2035	103,000	105,312
5.75%, 6/1/2053	200,000	195,656
5.90%, 6/1/2056	165,000	165,144
6.00%, 6/15/2055	577,000	584,253
6.35%, 11/15/2052	200,000	212,076
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	120,000	105,668
Security Description	Principal Amount	Value
Series 21A, 3.15%, 9/30/2051	$20,000	$13,174
5.88%, 3/15/2041	194,000	199,384
5 yr. CMT + 1.82%, 6.05%, 9/15/2056 (c)	500,000	500,790
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	210,000	211,915
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	230,000	165,287
		12,218,217
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031 (a)	316,000	286,843
5.80%, 5/28/2036	415,000	419,374
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	650,000	594,620
2.75%, 11/15/2050 (a)	194,000	114,629
4.85%, 11/15/2048	633,000	539,132
5.20%, 9/1/2040	61,000	57,982
		2,012,580
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories:
1.15%, 1/30/2028	568,000	541,344
3.70%, 3/9/2029	1,557,000	1,527,946
4.00%, 3/15/2031	1,673,000	1,630,539
4.30%, 3/15/2033	750,000	727,515
4.65%, 3/15/2036	1,535,000	1,490,439
4.75%, 3/15/2038	655,000	631,472
5.50%, 3/15/2056	1,075,000	1,054,037
5.60%, 3/15/2066	750,000	734,917
Agilent Technologies, Inc.:
2.10%, 6/4/2030	533,000	482,599
4.90%, 1/15/2032 (b)	400,000	400,256
Augusta SpinCo Corp.:
4.32%, 9/23/2027	200,000	199,480
4.40%, 3/23/2029	415,000	412,087
4.66%, 3/23/2031	70,000	69,419
4.95%, 3/23/2033	185,000	183,683
5.25%, 3/23/2036	95,000	95,002
Baxter International, Inc.:
2.27%, 12/1/2028	300,000	282,540
2.54%, 2/1/2032	1,351,000	1,161,657
4.90%, 12/15/2030	115,000	114,036
Boston Scientific Corp. 2.65%, 6/1/2030	835,000	775,498
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	532,000	491,589
DH Europe Finance II SARL 2.60%, 11/15/2029	1,409,000	1,321,022
GE HealthCare Technologies, Inc.:
4.80%, 1/15/2031	700,000	700,735
4.95%, 12/15/2035	65,000	63,406
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.86%, 3/15/2030	$331,000	$343,019
5.91%, 11/22/2032	1,310,000	1,377,923
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	826,000	824,084
4.50%, 3/30/2033	600,000	588,516
Revvity, Inc.:
2.55%, 3/15/2031	50,000	44,990
3.30%, 9/15/2029	604,000	576,820
Solventum Corp.:
5.40%, 3/1/2029	795,000	808,507
5.60%, 3/23/2034	600,000	613,878
Stryker Corp.:
1.95%, 6/15/2030	1,100,000	995,929
4.70%, 2/10/2028	1,000,000	1,002,690
4.85%, 2/10/2030	300,000	302,169
5.20%, 2/10/2035	135,000	136,442
Thermo Fisher Scientific, Inc.:
4.20%, 3/1/2031	200,000	196,260
4.22%, 2/12/2031	741,000	727,662
4.55%, 6/15/2033	840,000	825,460
4.79%, 10/7/2035	285,000	279,853
4.80%, 11/21/2027	135,000	135,817
4.90%, 2/12/2036	290,000	286,474
5.00%, 1/31/2029	222,000	224,966
5.09%, 8/10/2033	294,000	297,784
5.30%, 2/1/2044	200,000	194,598
5.55%, 2/12/2046	200,000	198,228
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	978,000	990,900
		27,064,187
HEALTH CARE SERVICES — 3.7%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030 (a)	67,000	66,352
5.76%, 12/1/2034	1,301,000	1,334,878
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	200,000	183,072
4.27%, 8/15/2048	493,000	410,768
Aetna, Inc.:
4.75%, 3/15/2044	300,000	257,877
6.75%, 12/15/2037	552,000	600,548
AHS Hospital Corp. 5.02%, 7/1/2045	230,000	214,765
Allina Health System Series 2019, 3.89%, 4/15/2049	305,000	235,012
Ascension Health:
Series B, 2.53%, 11/15/2029	1,060,000	993,824
3.95%, 11/15/2046	200,000	160,192
Series 2025, 4.08%, 11/15/2028	450,000	446,148
Security Description	Principal Amount	Value
Series 2025, 4.29%, 11/15/2030	$446,000	$439,627
4.85%, 11/15/2053	100,000	89,904
Series 2025, 4.92%, 11/15/2035	250,000	246,992
Banner Health:
2.34%, 1/1/2030	250,000	231,722
Series 2020, 3.18%, 1/1/2050 (a)	80,000	54,185
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	400,000	285,996
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	744,000	660,657
4.19%, 11/15/2045	5,000	4,219
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	100,000	65,109
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	220,000	211,770
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	97,000	86,648
Children's Health System of Texas 2.51%, 8/15/2050	130,000	75,722
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	100,000	64,240
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	50,000	30,565
Children's Hospital Medical Center Series 2014T, 4.27%, 5/15/2044	50,000	43,296
Cigna Group:
2.38%, 3/15/2031	635,000	571,716
3.40%, 3/15/2050	900,000	624,033
3.40%, 3/15/2051 (a)	200,000	137,734
3.88%, 10/15/2047	600,000	459,540
4.38%, 10/15/2028	1,389,000	1,383,083
4.50%, 9/15/2030	1,030,000	1,023,995
4.80%, 8/15/2038	350,000	331,530
4.80%, 7/15/2046	356,000	313,308
4.88%, 9/15/2032	180,000	179,640
4.90%, 12/15/2048	203,000	178,512
5.25%, 2/15/2034	570,000	576,327
5.25%, 1/15/2036	934,000	936,036
5.60%, 2/15/2054	263,000	253,777
6.00%, 1/15/2056	305,000	310,630
6.13%, 11/15/2041	174,000	181,915
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
City of Hope:
Series 2018, 4.38%, 8/15/2048	$183,000	$149,650
Series 2013, 5.62%, 11/15/2043	490,000	478,318
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	250,000	210,730
CommonSpirit Health:
2.78%, 10/1/2030	865,000	796,803
3.35%, 10/1/2029	107,000	102,265
AGM, 3.82%, 10/1/2049	22,000	16,427
3.91%, 10/1/2050	268,000	199,202
4.19%, 10/1/2049	200,000	155,780
4.35%, 9/1/2030	210,000	205,498
4.35%, 11/1/2042	600,000	518,886
4.83%, 9/1/2035	250,000	243,145
Series 2025, 4.98%, 9/1/2035	110,000	106,725
5.58%, 9/1/2045	190,000	184,475
5.66%, 9/1/2055	200,000	192,832
6.46%, 11/1/2052	110,000	117,999
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	500,000	319,090
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	470,000	369,166
Dignity Health 5.27%, 11/1/2064	715,000	643,629
Elevance Health, Inc.:
2.55%, 3/15/2031	150,000	136,028
4.00%, 9/15/2028	415,000	410,024
4.38%, 12/1/2047	367,000	301,190
4.55%, 3/1/2048	500,000	420,595
4.60%, 9/15/2032	545,000	534,253
4.63%, 5/15/2042	240,000	213,166
4.75%, 2/15/2033	250,000	246,427
4.95%, 11/1/2031	520,000	521,706
5.00%, 1/15/2036	290,000	284,467
5.10%, 1/15/2044	912,000	842,469
5.13%, 2/15/2053	300,000	268,500
5.15%, 6/15/2029	87,000	88,230
5.65%, 6/15/2054	200,000	192,364
5.70%, 2/15/2055	1,000,000	970,990
5.70%, 9/15/2055 (a)	550,000	534,737
5.85%, 11/1/2064 (a)	698,000	685,513
6.10%, 10/15/2052	220,000	224,932
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	168,000	118,895
4.21%, 7/1/2048	105,000	85,815
4.50%, 7/1/2057	134,000	111,140
HCA, Inc.:
2.38%, 7/15/2031	300,000	266,238
3.50%, 9/1/2030	550,000	521,356
Security Description	Principal Amount	Value
3.63%, 3/15/2032	$732,000	$681,375
4.30%, 11/15/2030	100,000	97,838
4.38%, 3/15/2042	725,000	613,785
4.60%, 11/15/2032	125,000	121,735
4.63%, 3/15/2052	193,000	157,019
4.70%, 5/15/2031	350,000	346,661
4.90%, 11/15/2035	210,000	203,215
5.00%, 5/15/2033	350,000	346,475
5.25%, 3/1/2030	236,000	239,210
5.25%, 6/15/2049	800,000	718,992
5.30%, 5/15/2036	350,000	347,602
5.45%, 4/1/2031	861,000	879,572
5.45%, 9/15/2034	191,000	192,973
5.50%, 3/1/2032	200,000	204,282
5.50%, 6/1/2033	850,000	868,020
5.63%, 9/1/2028	1,581,000	1,605,569
5.70%, 11/15/2055	155,000	147,878
5.75%, 3/1/2035	188,000	193,766
5.88%, 2/1/2029	600,000	613,488
5.90%, 6/1/2053	646,000	629,068
6.00%, 4/1/2054	215,000	212,375
6.10%, 4/1/2064 (a)	200,000	198,284
6.20%, 3/1/2055	125,000	127,073
Humana, Inc.:
4.80%, 3/15/2047	500,000	416,500
4.88%, 4/1/2030	10,000	9,981
5.38%, 4/15/2031	534,000	541,326
5.50%, 3/15/2053	215,000	194,857
5.75%, 4/15/2054 (a)	863,000	809,382
5.88%, 3/1/2033	2,000,000	2,061,740
Icon Investments Six DAC:
5.85%, 5/8/2029 (a)	150,000	153,174
6.00%, 5/8/2034	100,000	102,469
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	100,000	63,002
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	900,000	672,291
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	75,077
IQVIA, Inc. 5.70%, 5/15/2028	518,000	526,386
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	316,000	204,228
Series 2019, 3.27%, 11/1/2049	765,000	529,464
4.88%, 4/1/2042	300,000	283,161
Laboratory Corp. of America Holdings 4.35%, 4/1/2030	343,000	338,369
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	$100,000	$68,421
Series 2017, 3.77%, 7/1/2048	200,000	152,768
Mayo Clinic Series 2013, 4.00%, 11/15/2047	500,000	397,340
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	500,000	414,700
Memorial Health Services 3.45%, 11/1/2049	160,000	112,754
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	100,000	65,818
4.13%, 7/1/2052	46,000	36,669
Methodist Hospital Series 20A, 2.71%, 12/1/2050	200,000	123,778
Montefiore Obligated Group:
4.29%, 9/1/2050	285,000	201,355
Series 18-C, 5.25%, 11/1/2048	195,000	162,008
New York & Presbyterian Hospital:
2.26%, 8/1/2040	228,000	159,823
Series 2019, 3.95%, 8/1/2119	240,000	165,492
4.02%, 8/1/2045	140,000	115,027
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	100,000	73,557
3.98%, 11/1/2046 (a)	71,000	56,001
4.26%, 11/1/2047	872,000	712,023
Novant Health, Inc.:
2.64%, 11/1/2036	150,000	119,295
3.17%, 11/1/2051	215,000	142,035
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	70,000	47,592
4.78%, 7/1/2044	400,000	366,520
Series 13-A, 5.75%, 7/1/2043	120,000	121,552
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	627,000	539,646
OhioHealth Corp. 2.30%, 11/15/2031	100,000	88,770
Orlando Health Obligated Group:
4.09%, 10/1/2048	155,000	125,079
5.48%, 10/1/2035	115,000	117,987
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	100,000	67,353
Security Description	Principal Amount	Value
Series 2018, 4.79%, 11/15/2048	$380,000	$329,916
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	240,000	170,974
Presbyterian Healthcare Services 4.88%, 8/1/2052	100,000	87,645
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (a)	305,000	179,117
Series A, 3.93%, 10/1/2048	200,000	153,328
5.37%, 10/1/2032	1,620,000	1,651,396
Queen's Health Systems 4.81%, 7/1/2052	100,000	88,296
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	1,200,000	1,123,368
5.00%, 6/30/2036 (a)	90,000	88,494
Rush System for Health Obligated Group Series 2020, 3.92%, 11/15/2029	95,000	92,897
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	70,000	43,483
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	305,000	290,357
Series 2018, 3.80%, 11/15/2048	325,000	250,799
Sutter Health:
Series 20A, 2.29%, 8/15/2030	345,000	314,185
Series 2018, 3.70%, 8/15/2028	110,000	108,062
5.16%, 8/15/2033	1,337,000	1,350,517
Series 2025, 5.54%, 8/15/2035	125,000	128,858
Toledo Hospital:
Series B, 5.33%, 11/15/2028	100,000	100,324
6.02%, 11/15/2048	200,000	191,572
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	188,000	136,362
Series 2019, 3.43%, 12/1/2048	150,000	111,810
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	200,000	184,844
UnitedHealth Group, Inc.:
3.88%, 8/15/2059	200,000	143,032
4.20%, 1/15/2047	409,000	332,758
4.25%, 4/15/2047	200,000	162,962
4.25%, 6/15/2048	600,000	487,560
4.40%, 6/15/2028	700,000	699,419
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.45%, 12/15/2048	$198,000	$165,263
4.50%, 4/15/2033	1,493,000	1,460,318
4.65%, 1/15/2031	1,115,000	1,115,000
4.75%, 7/15/2045	315,000	280,158
4.75%, 5/15/2052	400,000	343,472
4.80%, 1/15/2030	640,000	644,896
4.95%, 1/15/2032	177,000	178,244
5.05%, 4/15/2053	808,000	725,899
5.25%, 2/15/2028	1,000,000	1,013,340
5.35%, 2/15/2033	2,038,000	2,092,190
5.38%, 4/15/2054	2,297,000	2,164,831
5.50%, 7/15/2044	400,000	391,964
5.50%, 4/15/2064	650,000	608,562
5.63%, 7/15/2054	1,048,000	1,024,975
5.70%, 10/15/2040	100,000	102,275
5.75%, 7/15/2064	1,300,000	1,267,253
5.88%, 2/15/2053	1,387,000	1,396,168
5.95%, 6/15/2055 (a)	100,000	102,960
6.63%, 11/15/2037	779,000	870,930
6.88%, 2/15/2038	1,270,000	1,449,413
Universal Health Services, Inc.:
2.65%, 1/15/2032	100,000	87,257
4.63%, 10/15/2029	300,000	296,364
UPMC 5.38%, 5/15/2043	870,000	840,159
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	301,000	192,694
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	1,204,000	1,039,148
		78,282,612
HOME BUILDERS — 0.1%
Dr. Horton, Inc. 4.85%, 10/15/2030	719,000	722,235
Lennar Corp. 5.20%, 7/30/2030	524,000	529,313
PulteGroup, Inc.:
4.25%, 3/1/2031	90,000	87,859
6.00%, 2/15/2035	88,000	92,257
7.88%, 6/15/2032	74,000	84,865
Sekisui House U.S., Inc.:
2.50%, 1/15/2031	100,000	88,181
3.85%, 1/15/2030	250,000	237,650
3.97%, 8/6/2061	100,000	66,149
6.00%, 1/15/2043	588,000	539,702
		2,448,211
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2051	950,000	590,121
4.40%, 3/15/2029	478,000	466,944
Sony Group Corp.:
4.66%, 6/30/2031	100,000	100,072
Security Description	Principal Amount	Value
5.09%, 6/30/2036	$100,000	$99,977
		1,257,114
HOUSEHOLD PRODUCTS — 0.3%
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	1,000,000	928,210
4.15%, 3/15/2047	770,000	614,529
5.00%, 2/14/2034	100,000	99,910
Haleon U.S. Capital LLC 3.63%, 3/24/2032	743,000	695,455
Kenvue, Inc.:
4.85%, 5/22/2032 (a)	500,000	502,225
5.20%, 3/22/2063	400,000	363,196
Procter & Gamble Co.:
3.00%, 3/25/2030	1,238,000	1,179,245
4.05%, 5/1/2030	546,000	541,206
4.10%, 11/3/2032	500,000	488,755
4.35%, 11/3/2035 (a)	200,000	193,702
Unilever Capital Corp.:
2.13%, 9/6/2029	246,000	229,597
3.50%, 3/22/2028	414,000	408,469
5.90%, 11/15/2032	947,000	1,011,548
		7,256,047
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	200,000	209,070
Church & Dwight Co., Inc. 5.60%, 11/15/2032 (a)	36,000	37,568
Clorox Co.:
1.80%, 5/15/2030 (a)	280,000	250,743
4.70%, 5/15/2031	175,000	173,838
4.95%, 5/15/2033	250,000	247,570
5.25%, 5/15/2036	250,000	249,032
Kimberly-Clark Corp.:
3.10%, 3/26/2030	426,000	404,994
3.95%, 11/1/2028	303,000	300,246
		1,873,061
INSURANCE — 2.4%
ACE Capital Trust II 9.70%, 4/1/2030	800,000	933,360
AEGON Funding Co. LLC 5.63%, 5/7/2036	250,000	248,745
Aflac, Inc.:
4.75%, 1/15/2049	200,000	175,122
5.15%, 5/14/2036	220,000	220,244
Alleghany Corp.:
3.63%, 5/15/2030	150,000	145,108
4.90%, 9/15/2044	176,000	158,442
Allstate Corp.:
4.50%, 6/15/2043	100,000	86,912
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	470,000	481,543
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
American International Group, Inc.:
4.75%, 4/1/2048	$200,000	$176,210
4.85%, 5/7/2030	400,000	401,904
5.13%, 3/27/2033	300,000	302,304
American National Group, Inc. 6.00%, 7/15/2035	157,000	156,429
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	44,537
2.90%, 8/23/2051	500,000	308,685
3.90%, 2/28/2052	200,000	148,046
5.00%, 9/12/2032	200,000	200,730
5.35%, 2/28/2033	200,000	203,974
Aon Global Ltd. 4.60%, 6/14/2044	666,000	578,574
Aon North America, Inc.:
5.15%, 3/1/2029	132,000	133,844
5.45%, 3/1/2034	1,322,000	1,349,154
5.75%, 3/1/2054	37,000	36,323
Arch Capital Group Ltd.:
5.25%, 6/15/2036	125,000	124,776
5.95%, 6/15/2056	180,000	181,796
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	366,000	366,637
4.85%, 12/15/2029	100,000	100,724
6.50%, 2/15/2034	495,000	533,887
Assurant, Inc. 5.55%, 2/15/2036	35,000	34,859
Athene Holding Ltd.:
3.45%, 5/15/2052 (a)	480,000	299,957
3.95%, 5/25/2051	100,000	68,628
4.13%, 1/12/2028	181,000	179,293
5.88%, 1/15/2034 (a)	205,000	207,269
6.25%, 4/1/2054 (a)	260,000	239,346
6.63%, 5/19/2055 (a)	549,000	533,321
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	60,000	57,617
6.65%, 2/1/2033 (a)	1,474,000	1,560,995
AXIS Specialty Finance LLC 5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	142,000	138,612
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	524,000	332,494
3.85%, 3/15/2052	1,064,000	806,438
4.25%, 1/15/2049	505,000	415,575
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	225,000	129,586
4.70%, 6/22/2047 (a)	1,074,000	737,645
Brown & Brown, Inc.:
2.38%, 3/15/2031	100,000	88,686
4.20%, 3/17/2032	100,000	94,897
4.70%, 6/23/2028	200,000	199,932
4.90%, 6/23/2030 (a)	100,000	99,806
4.95%, 3/17/2052	25,000	21,099
Security Description	Principal Amount	Value
5.25%, 6/23/2032	$100,000	$99,992
5.55%, 6/23/2035	51,000	50,922
Chubb INA Holdings LLC:
4.15%, 3/13/2043	100,000	85,117
4.90%, 8/15/2035	200,000	197,026
5.00%, 3/15/2034	1,087,000	1,089,641
5.30%, 5/20/2036	1,000,000	1,010,520
Cincinnati Financial Corp. 6.13%, 11/1/2034	261,000	273,901
CNO Financial Group, Inc. 6.45%, 6/15/2034	200,000	208,438
Corebridge Financial, Inc.:
3.90%, 4/5/2032	276,000	258,974
4.35%, 4/5/2042	100,000	84,109
5.75%, 1/15/2034 (a)	679,000	696,912
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	505,000	504,071
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	100,000	101,350
Enstar Group Ltd. 3.10%, 9/1/2031	1,200,000	1,068,768
Equitable Holdings, Inc.:
4.35%, 4/20/2028	200,000	198,672
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (a) (c)	819,000	841,514
Essent Group Ltd. 6.25%, 7/1/2029	111,000	114,487
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	200,000	136,114
4.87%, 6/1/2044	187,000	163,440
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	650,000	636,090
6.50%, 6/4/2029	100,000	102,115
7.40%, 1/13/2028	426,000	437,915
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	97,000	97,314
6.10%, 3/15/2055	250,000	246,300
6.20%, 6/8/2056 (b)	1,000,000	998,030
6.35%, 3/22/2054	100,000	102,161
6.50%, 5/20/2055	250,000	260,822
First American Financial Corp. 4.00%, 5/15/2030	370,000	355,677
Globe Life, Inc.:
4.55%, 9/15/2028	151,000	150,660
5.85%, 9/15/2034	439,000	452,899
Hanover Insurance Group, Inc. 5.50%, 9/1/2035	45,000	45,259
Hartford Insurance Group, Inc.:
3.60%, 8/19/2049	100,000	72,512
4.30%, 4/15/2043	209,000	177,414
6.10%, 10/1/2041	100,000	105,078
Jackson Financial, Inc.:
4.00%, 11/23/2051	602,000	412,876
6.15%, 1/15/2037	200,000	199,514
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Lincoln National Corp.:
5.35%, 11/15/2035 (a)	$975,000	$952,585
7.00%, 6/15/2040	144,000	156,614
Loews Corp. 4.94%, 4/1/2036	300,000	293,766
Manulife Financial Corp. 4.99%, 12/11/2035	155,000	152,461
Markel Group, Inc.:
3.50%, 11/1/2027	100,000	98,730
6.00%, 5/16/2054	100,000	99,988
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	50,000	45,256
4.20%, 3/1/2048	600,000	483,426
4.90%, 3/15/2049	600,000	534,258
4.95%, 3/15/2036	1,000,000	983,400
5.40%, 3/15/2055 (a)	585,000	552,679
5.45%, 3/15/2054	450,000	429,516
5.70%, 9/15/2053 (a)	874,000	866,178
Mercury General Corp. 6.25%, 6/15/2036 (a)	290,000	295,127
MetLife, Inc.:
4.13%, 8/13/2042	1,364,000	1,144,792
4.72%, 12/15/2044	470,000	415,325
4.88%, 11/13/2043	290,000	267,128
5.00%, 7/15/2052	130,000	117,040
5 yr. CMT + 1.82%, 5.85%, 3/15/2056 (a) (c)	500,000	493,170
5.88%, 2/6/2041	700,000	726,957
10.75%, 8/1/2069	1,032,000	1,336,832
Nationwide Financial Services, Inc. 6.75%, 5/15/2087 (a)	283,000	282,097
Old Republic International Corp. 5.70%, 6/1/2036	290,000	291,044
PartnerRe Finance B LLC:
3.70%, 7/2/2029	110,000	106,708
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	300,000	289,338
Principal Financial Group, Inc.:
4.30%, 11/15/2046	104,000	85,660
4.35%, 5/15/2043	60,000	50,821
5.30%, 1/15/2037	105,000	104,062
5.50%, 3/15/2053	690,000	665,760
Progressive Corp.:
4.13%, 4/15/2047	236,000	190,591
4.35%, 4/25/2044	220,000	187,176
4.60%, 3/26/2031	135,000	134,537
5.15%, 3/26/2036	1,025,000	1,025,430
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (a) (c)	546,000	506,306
3.91%, 12/7/2047	200,000	152,832
3.94%, 12/7/2049	1,200,000	910,740
Series MTN, 4.35%, 2/25/2050	150,000	121,404
Security Description	Principal Amount	Value
Series MTN, 4.42%, 3/27/2048	$5,000	$4,126
5.20%, 3/14/2035 (a)	200,000	200,540
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	242,000	249,976
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	1,665,000	1,750,531
Reinsurance Group of America, Inc. 3.15%, 6/15/2030	200,000	187,356
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,353,000	1,386,054
RLI Corp. 5.38%, 6/1/2036	150,000	145,746
SiriusPoint Ltd. 7.00%, 4/5/2029	382,000	398,926
Stewart Information Services Corp. 3.60%, 11/15/2031	101,000	89,761
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	873,000	1,061,210
Travelers Cos., Inc.:
4.00%, 5/30/2047	25,000	19,969
4.05%, 3/7/2048	1,009,000	807,866
4.10%, 3/4/2049	89,000	71,459
4.60%, 8/1/2043	100,000	89,274
5.05%, 7/24/2035	50,000	49,833
6.75%, 6/20/2036	500,000	561,175
Unum Group:
4.00%, 6/15/2029	100,000	97,923
4.13%, 6/15/2051	200,000	149,082
5.25%, 12/15/2035	85,000	83,703
Willis North America, Inc.:
4.55%, 3/15/2031	1,175,000	1,154,167
5.35%, 5/15/2033 (a)	350,000	354,550
XL Group Ltd. 5.25%, 12/15/2043	200,000	187,824
		50,731,454
INTERNET — 3.5%
Airbnb, Inc.:
4.40%, 3/16/2029	475,000	472,259
4.65%, 3/16/2031	85,000	84,436
5.25%, 3/16/2036	105,000	104,608
Alibaba Group Holding Ltd.:
3.25%, 2/9/2061	300,000	190,524
3.40%, 12/6/2027	247,000	243,616
4.00%, 12/6/2037	800,000	722,312
4.40%, 12/6/2057	100,000	81,317
4.88%, 5/26/2030	438,000	443,777
5.63%, 11/26/2054 (a)	100,000	99,327
Alphabet, Inc.:
1.90%, 8/15/2040 (a)	993,000	659,551
3.70%, 2/15/2029	166,000	163,334
3.88%, 11/15/2028	1,000,000	990,880
4.10%, 11/15/2030	723,000	711,519
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.10%, 2/15/2031 (a)	$1,016,000	$998,332
4.38%, 11/15/2032	295,000	290,419
4.40%, 2/15/2033	369,000	361,140
4.70%, 11/15/2035	1,200,000	1,175,220
4.80%, 2/15/2036	1,450,000	1,424,857
5.30%, 5/15/2065	614,000	563,007
5.35%, 11/15/2045	599,000	580,766
5.45%, 11/15/2055	1,025,000	982,432
5.50%, 2/15/2046	1,400,000	1,378,286
5.65%, 2/15/2056	1,200,000	1,185,204
5.70%, 11/15/2075	500,000	480,905
5.75%, 2/15/2066	2,000,000	1,976,680
Amazon.com, Inc.:
1.50%, 6/3/2030	585,000	522,282
2.50%, 6/3/2050	453,000	262,459
3.10%, 5/12/2051	450,000	292,271
3.15%, 8/22/2027	2,310,000	2,282,234
3.25%, 5/12/2061	3,150,000	1,938,667
3.60%, 4/13/2032	260,000	246,345
3.85%, 3/13/2028	700,000	695,219
3.90%, 11/20/2028	1,125,000	1,113,334
3.95%, 4/13/2052	100,000	76,027
4.00%, 3/13/2029	2,904,000	2,872,869
4.05%, 8/22/2047	666,000	527,685
4.10%, 11/20/2030	1,500,000	1,474,530
4.25%, 3/13/2031	1,700,000	1,674,075
4.25%, 8/22/2057	300,000	232,470
4.55%, 3/13/2033	1,600,000	1,574,064
4.65%, 11/20/2035	750,000	729,495
4.88%, 3/13/2036	2,500,000	2,460,600
5.45%, 11/20/2055	1,338,000	1,265,427
5.55%, 11/20/2065	870,000	813,450
5.65%, 3/13/2046	1,730,000	1,712,267
5.80%, 3/13/2056	1,000,000	991,360
5.95%, 3/13/2066	1,000,000	992,800
6.05%, 3/13/2076	800,000	797,232
AppLovin Corp.:
5.13%, 12/1/2029	1,500,000	1,511,040
5.95%, 12/1/2054	100,000	96,294
Baidu, Inc. 3.43%, 4/7/2030 (a)	550,000	529,513
Booking Holdings, Inc. 5.38%, 5/7/2036	335,000	334,843
eBay, Inc.:
4.00%, 7/15/2042	798,000	633,572
4.25%, 3/6/2029	560,000	553,308
5.13%, 11/6/2035 (a)	455,000	448,598
Expedia Group, Inc.:
3.80%, 2/15/2028	399,000	393,985
4.63%, 8/1/2027	200,000	200,144
5.40%, 2/15/2035 (a)	167,000	165,353
5.50%, 4/15/2036	1,722,000	1,705,176
Meta Platforms, Inc.:
3.50%, 8/15/2027	1,040,000	1,031,337
3.85%, 8/15/2032	933,000	881,349
Security Description	Principal Amount	Value
4.20%, 11/15/2030	$1,600,000	$1,574,704
4.30%, 8/15/2029	600,000	598,758
4.55%, 5/15/2031	1,000,000	994,620
4.60%, 5/15/2028 (a)	400,000	402,080
4.60%, 11/15/2032	3,500,000	3,441,795
4.88%, 5/15/2033	1,400,000	1,386,994
4.88%, 11/15/2035	625,000	608,156
4.95%, 5/15/2033	759,000	758,651
5.25%, 5/15/2036	1,000,000	992,710
5.50%, 11/15/2045	2,000,000	1,856,160
5.55%, 8/15/2064	2,183,000	1,907,702
5.63%, 11/15/2055	625,000	566,387
5.75%, 5/15/2063	1,000,000	900,500
5.75%, 11/15/2065	1,000,000	898,020
6.20%, 5/15/2046	1,250,000	1,250,287
6.30%, 5/15/2056	1,000,000	995,090
6.45%, 5/15/2066	1,800,000	1,779,912
Netflix, Inc. 4.88%, 4/15/2028	1,000,000	1,007,580
Tencent Music Entertainment Group 2.00%, 9/3/2030	200,000	180,084
Uber Technologies, Inc.:
4.80%, 9/15/2034	140,000	137,046
4.80%, 9/15/2035	155,000	150,491
5.35%, 9/15/2054 (a)	220,000	204,468
VeriSign, Inc. 5.10%, 7/15/2031	250,000	250,718
Weibo Corp. 3.38%, 7/8/2030 (a)	375,000	351,473
		73,590,768
INVESTMENT COMPANY SECURITIES — 1.2%
Apollo Debt Solutions BDC:
5.70%, 1/23/2031 (b)	128,000	125,284
5.88%, 8/30/2030	200,000	197,718
6.55%, 3/15/2032	120,000	120,986
6.90%, 4/13/2029	600,000	615,582
ARES Capital Corp.:
2.88%, 6/15/2028	154,000	147,335
5.10%, 1/15/2031	400,000	386,908
5.25%, 4/12/2031	175,000	170,060
5.55%, 1/15/2030	500,000	497,125
5.80%, 3/8/2032 (a)	400,000	396,316
5.88%, 3/1/2029	800,000	806,448
5.95%, 7/15/2029	340,000	343,182
ARES Strategic Income Fund:
4.85%, 1/15/2029	100,000	98,307
5.15%, 1/15/2031	310,000	295,790
5.45%, 9/9/2028	105,000	104,663
5.55%, 4/15/2031	75,000	72,668
5.70%, 3/15/2028	500,000	499,300
5.80%, 9/9/2030	212,000	208,894
6.20%, 3/21/2032	250,000	247,045
6.35%, 8/15/2029	200,000	201,758
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030 (a)	$100,000	$97,548
5.95%, 3/1/2031	250,000	241,625
Barings BDC, Inc.:
5.20%, 9/15/2028	300,000	295,152
7.00%, 2/15/2029 (a)	184,000	187,019
Barings Private Credit Corp.:
5.75%, 2/6/2029	65,000	64,469
6.15%, 6/11/2030	250,000	244,195
Blackstone Private Credit Fund:
5.05%, 9/10/2030	1,200,000	1,148,940
5.35%, 3/12/2031	250,000	240,372
5.60%, 11/22/2029	100,000	98,660
5.95%, 7/16/2029	250,000	250,015
5.95%, 5/15/2031 (a)	85,000	83,734
6.00%, 1/29/2032	100,000	98,456
7.30%, 11/27/2028	500,000	515,290
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	277,000	261,311
5.13%, 1/31/2031	250,000	239,380
5.25%, 9/4/2029	250,000	245,957
5.35%, 4/13/2028	800,000	797,328
5.90%, 5/21/2031	125,000	123,098
Blue Owl Capital Corp.:
6.20%, 7/15/2030 (a)	300,000	299,013
6.30%, 8/15/2031	700,000	695,884
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	340,000	331,272
6.55%, 10/15/2031 (b)	100,000	99,513
6.60%, 9/15/2029	200,000	201,240
7.95%, 6/13/2028	666,000	688,691
Blue Owl Technology Finance Corp.:
6.13%, 1/23/2031	387,000	374,090
6.50%, 10/15/2029	250,000	247,707
6.75%, 4/4/2029 (a)	450,000	451,831
Capital Southwest Corp. 5.95%, 9/18/2030	155,000	154,392
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031	230,000	221,483
6.75%, 2/18/2030 (a)	100,000	100,631
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (a) (b)	250,000	241,835
7.20%, 6/15/2029	400,000	409,392
Goldman Sachs BDC, Inc. 5.65%, 9/9/2030 (a)	200,000	196,560
Goldman Sachs Private Credit Corp.:
5.05%, 2/23/2028	65,000	64,704
5.38%, 1/31/2029	100,000	99,127
6.15%, 6/16/2031 (a) (b)	1,000,000	992,030
6.25%, 5/6/2030	395,000	399,914
Security Description	Principal Amount	Value
Golub Capital BDC, Inc.:
6.00%, 7/15/2029 (a)	$439,000	$439,465
6.25%, 6/1/2031	210,000	207,992
7.05%, 12/5/2028	75,000	76,959
Golub Capital Private Credit Fund:
5.45%, 8/15/2028	600,000	592,446
5.60%, 4/15/2031 (b)	125,000	119,709
5.80%, 9/12/2029	200,000	197,726
5.88%, 5/1/2030	100,000	98,503
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/2033 (b)	125,000	125,519
6.15%, 1/15/2031	300,000	307,128
6.38%, 7/1/2034	370,000	377,637
6.75%, 7/15/2035	100,000	104,044
HPS Corporate Lending Fund:
4.90%, 9/11/2028	250,000	245,032
5.15%, 4/2/2029 (a) (b)	75,000	73,345
5.45%, 1/14/2028	300,000	298,962
5.45%, 11/15/2030	250,000	241,755
5.65%, 4/2/2031 (b)	125,000	121,273
5.85%, 6/5/2030	460,000	453,279
5.95%, 4/14/2032	200,000	195,782
6.30%, 8/19/2031 (b)	175,000	174,297
6.75%, 1/30/2029	153,000	155,694
Main Street Capital Corp. 6.95%, 3/1/2029	56,000	57,584
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030	102,000	101,496
6.10%, 7/15/2031 (d)	250,000	246,827
6.15%, 5/17/2029	100,000	100,845
MSD Investment Corp.:
6.13%, 2/5/2031 (b)	125,000	122,035
6.25%, 5/31/2030	225,000	222,755
6.38%, 6/12/2029 (a) (b)	45,000	45,087
New Mountain Finance Corp.:
6.20%, 10/15/2027 (a)	107,000	107,368
6.88%, 2/1/2029 (a)	75,000	75,263
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (a) (b)	105,000	102,526
5.75%, 2/1/2030	100,000	97,528
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	100,000	100,560
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030	50,000	49,629
7.10%, 2/15/2029	149,000	151,901
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a)	500,000	497,390
8.40%, 11/14/2028	100,000	104,821
Sixth Street Lending Partners 6.50%, 3/11/2029	200,000	204,082
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030 (a)	$75,000	$74,305
5.65%, 8/15/2031 (a)	350,000	343,504
T Rowe Price Oha Select Private Credit Fund 6.50%, 7/2/2031 (b) (d)	145,000	143,318
Trinity Capital, Inc. 7.00%, 5/21/2031	125,000	126,543
		24,719,141
IRON/STEEL — 0.2%
ArcelorMittal SA:
5.38%, 5/19/2036	250,000	247,760
6.55%, 11/29/2027	168,000	172,044
6.75%, 3/1/2041	799,000	861,090
7.00%, 10/15/2039	420,000	464,381
Gerdau Trade, Inc. 5.75%, 6/9/2035	400,000	409,136
Nucor Corp.:
3.95%, 5/1/2028	686,000	680,073
5.20%, 8/1/2043	65,000	63,337
Steel Dynamics, Inc.:
5.25%, 5/15/2035	210,000	210,515
5.75%, 5/15/2055	100,000	99,255
Vale Overseas Ltd.:
3.75%, 7/8/2030	750,000	714,390
6.13%, 6/12/2033	451,000	473,248
6.40%, 6/28/2054 (a)	200,000	203,526
8.25%, 1/17/2034	433,000	508,788
		5,107,543
IT SERVICES — 0.8%
Accenture Capital, Inc.:
4.05%, 10/4/2029	622,000	612,421
4.25%, 10/4/2031	350,000	341,558
4.50%, 10/4/2034	350,000	335,741
Apple, Inc.:
4.20%, 5/12/2030	200,000	199,538
4.50%, 5/12/2032	1,633,000	1,641,818
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029	151,000	149,203
4.35%, 2/1/2030	100,000	98,655
4.50%, 2/15/2031	924,000	911,609
4.75%, 7/15/2031	115,000	114,317
4.75%, 10/6/2032 (a)	483,000	477,272
5.00%, 2/15/2034	175,000	172,767
5.10%, 2/15/2036 (a)	640,000	630,726
5.25%, 2/15/2037	250,000	246,142
5.30%, 4/1/2032	819,000	832,710
5.40%, 4/15/2034 (a)	1,000,000	1,014,270
Gartner, Inc.:
4.95%, 3/20/2031	250,000	243,978
5.60%, 11/20/2035	100,000	94,572
Security Description	Principal Amount	Value
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	$106,000	$108,392
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	89,499
4.15%, 9/15/2028	370,000	366,215
4.40%, 9/25/2027	74,000	73,849
4.40%, 10/15/2030 (a)	700,000	686,840
4.50%, 3/23/2028	125,000	124,865
4.55%, 10/15/2029	643,000	639,322
4.60%, 3/23/2029 (a)	90,000	89,848
4.85%, 10/15/2031	741,000	737,740
5.00%, 10/15/2034	754,000	739,048
5.25%, 4/1/2033	145,000	145,523
5.60%, 10/15/2054 (a)	400,000	371,176
IBM International Capital Pte. Ltd.:
4.75%, 2/5/2031 (a)	247,000	246,876
4.90%, 2/5/2034	1,100,000	1,087,086
5.30%, 2/5/2054	401,000	360,355
International Business Machines Corp.:
4.00%, 2/3/2029	200,000	197,476
4.30%, 2/3/2031	600,000	589,872
4.60%, 2/3/2033	75,000	73,443
4.65%, 2/10/2028	110,000	110,293
4.80%, 2/10/2030	580,000	583,068
4.95%, 2/3/2036	250,000	243,828
5.00%, 2/10/2032	93,000	93,513
5.70%, 2/10/2055	300,000	287,220
5.80%, 2/3/2056	100,000	96,888
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	100,000	94,100
Leidos, Inc.:
4.10%, 3/15/2029	206,000	202,632
5.00%, 3/15/2036	100,000	96,244
5.40%, 3/15/2032	161,000	163,127
NetApp, Inc. 5.50%, 3/17/2032	100,000	102,109
		16,917,744
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	150,000	131,013
4.40%, 9/15/2032 (a)	100,000	94,847
5.85%, 3/18/2029 (a)	100,000	102,341
Polaris, Inc.:
5.60%, 3/1/2031	500,000	500,040
6.95%, 3/15/2029	263,000	275,540
Royal Caribbean Cruises Ltd.:
4.75%, 5/15/2033	250,000	243,455
5.25%, 2/27/2038	325,000	314,428
5.38%, 1/15/2036	335,000	332,524
7.50%, 10/15/2027	809,000	837,995
		2,832,183
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
LODGING — 0.3%
Choice Hotels International, Inc. 3.70%, 1/15/2031	$210,000	$198,190
Hyatt Hotels Corp.:
5.38%, 12/15/2031	150,000	152,376
5.40%, 12/15/2035	210,000	208,133
5.75%, 3/30/2032	100,000	103,027
Las Vegas Sands Corp.:
5.30%, 5/15/2031	1,000,000	995,870
5.65%, 5/18/2033	225,000	225,086
Marriott International, Inc.:
Series HH, 2.85%, 4/15/2031	590,000	542,027
Series GG, 3.50%, 10/15/2032	250,000	230,010
4.20%, 7/15/2027	85,000	84,873
4.50%, 10/15/2031	100,000	98,544
4.50%, 5/1/2033	210,000	203,072
4.90%, 4/15/2029	194,000	195,482
5.00%, 10/15/2027	151,000	152,028
5.10%, 4/15/2032	145,000	146,599
5.10%, 5/1/2038	1,200,000	1,157,160
5.25%, 10/15/2035 (a)	235,000	234,993
5.30%, 5/15/2034	418,000	422,305
5.50%, 4/15/2037	500,000	504,550
Sands China Ltd.:
2.85%, 3/8/2029	500,000	473,025
5.40%, 8/8/2028	100,000	100,672
		6,428,022
MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027	730,000	724,970
3.70%, 1/10/2028	200,000	198,352
3.75%, 2/23/2029	600,000	590,172
3.95%, 11/14/2028	300,000	297,030
Series K, 4.10%, 8/15/2028	911,000	906,208
4.15%, 1/8/2031	500,000	491,805
Series L, 4.20%, 5/15/2028	250,000	249,188
Series L, 4.30%, 5/15/2029	190,000	189,312
4.40%, 10/15/2027	992,000	993,716
4.40%, 3/3/2028	301,000	301,334
Series L, 4.50%, 5/15/2031	1,155,000	1,149,017
Caterpillar, Inc.:
3.25%, 9/19/2049 (a)	300,000	211,755
4.30%, 5/15/2044 (a)	80,000	69,422
4.75%, 5/15/2064	120,000	105,546
5.20%, 5/15/2035	339,000	345,949
Eaton Capital ULC 4.45%, 5/9/2030	1,275,000	1,267,108
GE Vernova, Inc.:
4.25%, 2/4/2031	355,000	349,487
4.88%, 2/4/2036	90,000	88,572
Security Description	Principal Amount	Value
5.50%, 2/4/2056	$65,000	$63,055
Oshkosh Corp. 3.10%, 3/1/2030	404,000	379,829
Vertiv Holdings Co.:
4.85%, 3/15/2036	85,000	82,600
5.65%, 3/15/2046	505,000	493,935
5.80%, 3/15/2056	180,000	177,192
5.95%, 3/15/2066 (a)	105,000	103,864
		9,829,418
MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC:
4.38%, 3/7/2031	200,000	195,650
4.50%, 10/16/2030	500,000	492,645
4.95%, 6/25/2031	200,000	199,712
5.50%, 1/12/2029	1,255,000	1,278,468
Deere & Co.:
5.45%, 1/16/2035 (a)	700,000	723,898
5.70%, 1/19/2055	200,000	205,636
Deere Funding Canada Corp. 4.15%, 10/9/2030	500,000	491,010
Dover Corp. 5.38%, 3/1/2041	100,000	99,541
Flowserve Corp.:
2.80%, 1/15/2032	60,000	53,237
5.70%, 5/15/2036	165,000	165,889
Ingersoll Rand, Inc. 5.70%, 8/14/2033	605,000	629,267
John Deere Capital Corp.:
Series MTN, 3.45%, 3/7/2029	110,000	107,405
Series I, 3.90%, 3/9/2029 (a)	290,000	286,387
Series I, 4.13%, 1/18/2029	500,000	496,935
Series MTN, 4.15%, 9/15/2027	100,000	99,889
Series I, 4.20%, 3/10/2031	105,000	103,198
Series MTN, 4.35%, 9/15/2032 (a)	250,000	246,610
Series I, 4.38%, 4/15/2031	525,000	519,624
Series MTN, 4.38%, 10/15/2030	785,000	780,235
Series J, 4.40%, 6/15/2029	195,000	194,864
4.50%, 1/16/2029	84,000	84,247
Series I, 4.55%, 6/5/2030	342,000	342,205
Series MTN, 4.85%, 6/11/2029	205,000	207,597
Series MTN, 4.90%, 3/7/2031	400,000	405,184
Series MTN, 4.95%, 7/14/2028	1,324,000	1,340,537
Series I, 5.15%, 9/8/2033 (a)	1,575,000	1,610,847
Nordson Corp.:
5.60%, 9/15/2028	322,000	328,038
5.80%, 9/15/2033	99,000	102,972
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
nVent Finance SARL 2.75%, 11/15/2031	$550,000	$491,343
Otis Worldwide Corp.:
4.49%, 5/7/2029	1,780,000	1,772,987
5.13%, 9/4/2035	200,000	199,190
Regal Rexnord Corp.:
6.05%, 4/15/2028	300,000	306,174
6.30%, 2/15/2030	300,000	312,858
6.40%, 4/15/2033	1,006,000	1,067,658
Rockwell Automation, Inc. 3.50%, 3/1/2029	85,000	83,077
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	209,000	209,288
4.90%, 5/29/2030	193,000	194,179
5.50%, 5/29/2035	500,000	510,160
Xylem, Inc.:
5.20%, 6/1/2033	140,000	141,877
5.45%, 6/1/2036	70,000	71,285
		17,151,803
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 3/1/2042	1,040,000	718,879
3.75%, 2/15/2028	820,000	803,756
4.40%, 12/1/2061	742,000	476,564
4.80%, 3/1/2050	900,000	670,968
5.05%, 3/30/2029	713,000	710,283
5.13%, 7/1/2049	930,000	718,760
5.38%, 4/1/2038	502,000	449,702
5.38%, 5/1/2047	650,000	523,978
5.50%, 4/1/2063 (a)	1,200,000	920,532
5.85%, 12/1/2035	600,000	580,572
6.10%, 6/1/2029	400,000	409,672
6.38%, 10/23/2035	410,000	409,393
6.48%, 10/23/2045	1,000,000	918,600
6.70%, 12/1/2055 (a)	553,000	526,766
6.83%, 10/23/2055	500,000	467,660
Comcast Corp.:
1.95%, 1/15/2031	2,049,000	1,806,788
2.65%, 2/1/2030	350,000	326,102
2.65%, 8/15/2062	200,000	96,682
2.89%, 11/1/2051	1,720,000	973,950
2.94%, 11/1/2056 (a)	1,700,000	919,071
2.99%, 11/1/2063	500,000	260,275
3.40%, 7/15/2046	274,000	185,147
3.45%, 2/1/2050	812,000	521,783
3.75%, 4/1/2040	908,000	726,137
3.97%, 11/1/2047	1,391,000	1,000,769
4.00%, 3/1/2048	200,000	145,180
4.00%, 11/1/2049	869,000	616,738
4.60%, 10/15/2038	1,200,000	1,082,796
4.70%, 10/15/2048	551,000	440,761
Security Description	Principal Amount	Value
4.80%, 5/15/2033	$237,000	$233,210
4.95%, 5/15/2032	1,110,000	1,113,064
5.30%, 6/1/2034 (a)	648,000	650,527
5.35%, 5/15/2053 (a)	1,331,000	1,148,826
5.50%, 11/15/2032	650,000	669,448
5.50%, 5/15/2064 (a)	569,000	489,346
5.65%, 6/1/2054 (a)	742,000	669,610
6.05%, 5/15/2055 (a)	500,000	478,435
6.50%, 11/15/2035	100,000	106,640
Fox Corp.:
4.71%, 1/25/2029	299,000	298,791
6.50%, 10/13/2033	1,500,000	1,596,075
NBCUniversal Media LLC:
4.45%, 1/15/2043	240,000	204,228
5.95%, 4/1/2041	527,000	544,807
6.40%, 4/30/2040	400,000	432,252
Space Exploration Technologies Corp.:
5.35%, 7/15/2031 (b)	2,000,000	1,997,820
5.65%, 7/15/2033 (b)	1,500,000	1,491,510
5.88%, 7/15/2036 (b)	1,000,000	986,760
6.60%, 7/15/2046 (b)	1,000,000	972,730
6.65%, 7/15/2056 (b)	1,000,000	964,350
Time Warner Cable LLC:
4.50%, 9/15/2042	732,000	551,621
5.50%, 9/1/2041	600,000	512,496
5.88%, 11/15/2040	388,000	347,361
6.55%, 5/1/2037	300,000	297,297
6.75%, 6/15/2039	750,000	733,132
7.30%, 7/1/2038	575,000	590,444
TWDC Enterprises 18 Corp.:
Series GMTN, 4.13%, 6/1/2044	250,000	206,540
Series MTN, 7.00%, 3/1/2032	512,000	569,513
Walt Disney Co.:
2.20%, 1/13/2028	325,000	315,344
2.65%, 1/13/2031	847,000	782,196
2.75%, 9/1/2049	677,000	420,898
3.50%, 5/13/2040	1,000,000	819,530
3.60%, 1/13/2051	350,000	255,427
3.75%, 3/14/2029	740,000	728,160
3.80%, 5/13/2060	250,000	180,793
4.00%, 3/14/2031	1,000,000	977,020
4.63%, 3/14/2036 (a)	1,000,000	970,060
4.75%, 9/15/2044	350,000	313,726
6.55%, 3/15/2033	150,000	165,789
		43,194,040
METAL FABRICATE & HARDWARE — 0.0% *
Precision Castparts Corp. 4.38%, 6/15/2045	575,000	494,891
Timken Co. 4.13%, 4/1/2032	500,000	474,910
		969,801
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
MINING — 0.6%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$300,000	$283,932
Barrick North America Finance LLC 5.70%, 5/30/2041	634,000	640,042
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,200,000	1,206,252
5.00%, 2/21/2030	915,000	926,346
5.00%, 2/15/2036	110,000	109,694
5.00%, 9/30/2043	466,000	439,331
5.13%, 2/21/2032	485,000	492,736
5.25%, 9/8/2030	165,000	168,579
5.25%, 9/8/2033	209,000	213,364
5.75%, 9/5/2055	310,000	314,709
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	190,000	186,675
5.40%, 11/14/2034	200,000	203,446
5.45%, 3/15/2043	650,000	628,628
Newmont Corp. 5.45%, 6/9/2044	931,000	910,667
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	1,610,000	1,720,623
7.25%, 3/15/2031	456,000	503,232
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	502,000	527,928
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	114,000	97,251
4.50%, 3/14/2028	895,000	896,718
5.00%, 3/14/2032 (a)	300,000	303,144
5.00%, 3/9/2033	356,000	358,905
5.13%, 3/9/2053	309,000	286,378
5.88%, 3/14/2065	375,000	381,060
Southern Copper Corp.:
5.25%, 11/8/2042	142,000	133,719
5.35%, 6/24/2036	500,000	496,550
6.75%, 4/16/2040	912,000	1,006,146
		13,436,055
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
3.05%, 4/15/2030	685,000	647,421
Series MTN, 3.13%, 9/19/2046 (a)	25,000	17,224
3.25%, 8/26/2049	1,165,000	797,827
Series MTN, 3.63%, 10/15/2047	597,000	445,660
3.70%, 4/15/2050	100,000	74,301
4.80%, 3/15/2030	1,000,000	1,005,950
5.15%, 3/15/2035 (a)	300,000	302,922
Eaton Corp.:
3.10%, 9/15/2027	49,000	48,349
3.85%, 3/6/2028	1,500,000	1,485,900
3.92%, 9/15/2047	100,000	79,859
3.95%, 3/6/2029	1,000,000	985,790
Security Description	Principal Amount	Value
4.15%, 11/2/2042	$100,000	$86,235
4.20%, 3/6/2031	640,000	627,411
4.50%, 3/6/2033	200,000	195,880
4.80%, 3/6/2036	200,000	196,226
5.45%, 3/6/2056	200,000	196,232
Illinois Tool Works, Inc. 3.90%, 9/1/2042	200,000	166,798
Parker-Hannifin Corp.:
3.25%, 6/14/2029	1,544,000	1,490,469
4.10%, 3/1/2047 (b)	500,000	409,675
Series MTN, 4.45%, 11/21/2044	400,000	351,952
Teledyne Technologies, Inc. 2.75%, 4/1/2031 (a)	512,000	467,820
Textron, Inc.:
4.95%, 3/15/2036	100,000	97,338
6.10%, 11/15/2033	727,000	769,435
		10,946,674
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	200,000	191,260
3.28%, 12/1/2028	550,000	528,253
		719,513
OIL & GAS — 3.4%
APA Corp.:
4.75%, 4/15/2043	44,000	35,200
6.10%, 2/15/2035	115,000	118,654
6.75%, 2/15/2055 (a)	100,000	104,385
BP Capital Markets America, Inc.:
2.72%, 1/12/2032 (a)	394,000	354,360
2.94%, 6/4/2051	635,000	401,968
3.00%, 2/24/2050	500,000	324,350
3.06%, 6/17/2041	965,000	726,433
3.38%, 2/8/2061	299,000	192,643
3.63%, 4/6/2030	126,000	121,753
4.23%, 11/6/2028	555,000	551,270
4.70%, 4/10/2029	631,000	633,385
4.81%, 2/13/2033	534,000	530,444
4.89%, 9/11/2033	1,214,000	1,208,391
4.97%, 10/17/2029	195,000	197,184
4.99%, 4/10/2034	556,000	555,477
5.02%, 11/17/2027	1,025,000	1,034,194
5.23%, 11/17/2034	1,000,000	1,013,080
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	98,166
Burlington Resources LLC 5.95%, 10/15/2036	1,734,000	1,844,057
Canadian Natural Resources Ltd.:
5.00%, 12/15/2029	315,000	318,147
6.25%, 3/15/2038	101,000	106,578
6.50%, 2/15/2037	324,000	349,139
6.75%, 2/1/2039	1,000,000	1,092,730
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
4.65%, 3/20/2031	$1,065,000	$1,051,336
5.25%, 6/15/2037	137,000	132,827
5.40%, 3/20/2036	425,000	420,886
5.40%, 6/15/2047	243,000	224,068
Chevron Corp. 2.24%, 5/11/2030 (a)	1,045,000	961,128
Chevron USA, Inc.:
3.95%, 8/13/2027	200,000	199,690
4.30%, 10/15/2030 (a)	1,400,000	1,392,034
4.48%, 2/26/2028	400,000	401,068
4.69%, 4/15/2030	1,200,000	1,208,352
4.82%, 4/15/2032	200,000	201,982
ConocoPhillips 6.50%, 2/1/2039	158,000	174,901
ConocoPhillips Co.:
4.03%, 3/15/2062	119,000	86,839
4.70%, 1/15/2030	600,000	601,932
5.30%, 5/15/2053	400,000	372,372
5.65%, 1/15/2065	690,000	665,402
5.70%, 9/15/2063	1,500,000	1,462,590
Continental Resources, Inc.:
4.38%, 1/15/2028	200,000	198,684
4.90%, 6/1/2044	723,000	590,930
Devon Energy Corp.:
4.75%, 5/15/2042	1,833,000	1,633,698
5.60%, 7/15/2041	700,000	689,339
5.90%, 2/15/2055 (b)	453,000	446,436
Diamondback Energy, Inc.:
5.40%, 4/18/2034	200,000	202,826
5.75%, 4/18/2054	500,000	486,055
5.90%, 4/18/2064	1,301,000	1,277,543
6.25%, 3/15/2033	600,000	638,400
EOG Resources, Inc.:
4.38%, 4/15/2030	275,000	272,396
4.40%, 7/15/2028	187,000	186,615
4.40%, 1/15/2031	757,000	746,879
4.95%, 4/15/2050	300,000	267,906
5.00%, 7/15/2032	500,000	503,360
5.35%, 1/15/2036	180,000	181,935
5.95%, 7/15/2055	540,000	550,120
EQT Corp.:
3.90%, 10/1/2027	140,000	138,684
4.75%, 1/15/2031	900,000	890,991
Expand Energy Corp. 5.38%, 3/15/2030	200,000	200,798
Exxon Mobil Corp.:
3.10%, 8/16/2049	1,390,000	940,265
3.45%, 4/15/2051	500,000	356,335
3.57%, 3/6/2045	200,000	154,350
4.11%, 3/1/2046	600,000	496,224
4.23%, 3/19/2040	1,300,000	1,171,066
4.33%, 3/19/2050	874,000	729,344
Helmerich & Payne, Inc.:
2.90%, 9/29/2031	1,200,000	1,075,104
Security Description	Principal Amount	Value
4.65%, 12/1/2027	$66,000	$65,918
4.85%, 12/1/2029 (a)	279,000	278,576
Hess Corp.:
5.60%, 2/15/2041	800,000	810,072
5.80%, 4/1/2047	409,000	412,730
7.88%, 10/1/2029	1,000,000	1,096,420
HF Sinclair Corp.:
5.50%, 9/1/2032	100,000	100,537
5.75%, 1/15/2031	494,000	504,532
6.25%, 1/15/2035	1,000,000	1,037,250
Marathon Oil Corp. 4.40%, 7/15/2027	10,000	9,917
Marathon Petroleum Corp.:
4.50%, 4/1/2048 (a)	692,000	560,167
4.75%, 9/15/2044	100,000	87,395
5.70%, 3/1/2035	220,000	225,834
6.50%, 3/1/2041	453,000	485,856
Occidental Petroleum Corp.:
4.40%, 4/15/2046	108,000	90,622
6.05%, 10/1/2054 (a)	500,000	506,580
6.20%, 3/15/2040	585,000	606,002
6.45%, 9/15/2036	924,000	990,667
6.60%, 3/15/2046	200,000	212,492
7.95%, 6/15/2039	529,000	628,690
8.88%, 7/15/2030	600,000	676,128
Ovintiv, Inc.:
6.25%, 7/15/2033	142,000	149,346
6.50%, 2/1/2038	211,000	222,107
7.10%, 7/15/2053	340,000	375,564
7.20%, 11/1/2031	250,000	273,980
7.38%, 11/1/2031	418,000	461,309
8.13%, 9/15/2030	318,000	354,608
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029	408,000	408,763
6.05%, 5/15/2036	1,000,000	996,040
7.15%, 10/1/2033 (a)	200,000	214,718
Phillips 66 Co.:
2.15%, 12/15/2030	200,000	179,412
3.90%, 3/15/2028	250,000	247,238
4.68%, 2/15/2045	400,000	342,108
5.30%, 6/30/2033	50,000	50,652
5.50%, 3/15/2055	603,000	560,844
5.65%, 6/15/2054 (a)	1,500,000	1,417,335
5.88%, 5/1/2042	150,000	151,839
Series A, 5 yr. CMT + 2.28%, 5.88%, 3/15/2056 (c)	241,000	239,062
Series B, 5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (a) (c)	1,641,000	1,647,088
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	800,000	718,120
2.15%, 1/15/2031	764,000	685,415
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	180,000	168,494
2.75%, 4/6/2030	677,000	635,222
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.88%, 11/13/2028 (b)	$235,000	$231,912
4.00%, 5/10/2046	2,060,000	1,645,322
4.13%, 11/6/2030	262,000	257,302
4.38%, 5/11/2045	1,900,000	1,617,527
4.55%, 8/12/2043	1,000,000	879,530
5.50%, 3/25/2040 (b)	130,000	131,244
Shell International Finance BV:
2.88%, 11/26/2041	240,000	175,262
3.63%, 8/21/2042	300,000	237,423
Suncor Energy, Inc.:
3.75%, 3/4/2051	25,000	18,139
4.00%, 11/15/2047	200,000	153,242
6.80%, 5/15/2038	107,000	117,577
6.85%, 6/1/2039	340,000	375,962
7.15%, 2/1/2032	300,000	330,387
TotalEnergies Capital International SA:
2.99%, 6/29/2041 (a)	1,000,000	748,200
3.46%, 2/19/2029	200,000	195,214
TotalEnergies Capital SA:
3.88%, 10/11/2028	170,000	168,341
5.28%, 9/10/2054 (a)	150,000	140,793
5.43%, 9/10/2064	1,332,000	1,252,266
5.49%, 4/5/2054	645,000	623,283
5.64%, 4/5/2064	546,000	530,133
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	1,100,000	1,081,597
4.86%, 1/13/2036	210,000	205,762
Valero Energy Corp.:
4.00%, 6/1/2052	100,000	74,420
5.15%, 2/15/2030	245,000	248,619
6.63%, 6/15/2037	1,200,000	1,318,524
7.50%, 4/15/2032	265,000	299,617
Viper Energy Partners LLC:
4.90%, 8/1/2030	163,000	162,359
5.70%, 8/1/2035	200,000	202,666
Woodside Finance Ltd.:
5.10%, 9/12/2034	185,000	181,990
5.40%, 5/19/2030	800,000	813,136
5.70%, 5/19/2032	200,000	205,778
5.70%, 9/12/2054	465,000	445,786
6.00%, 5/19/2035	522,000	542,530
		71,993,170
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	378,000	372,217
4.05%, 3/11/2029	1,125,000	1,108,969
4.08%, 12/15/2047	500,000	396,940
4.35%, 6/15/2031	250,000	245,020
4.49%, 5/1/2030	519,000	515,642
5.00%, 6/15/2036	700,000	684,747
5.85%, 6/15/2056	500,000	493,990
Security Description	Principal Amount	Value
Halliburton Co.:
4.75%, 8/1/2043	$540,000	$475,108
5.00%, 11/15/2045 (a)	1,870,000	1,673,519
NOV, Inc.:
3.60%, 12/1/2029	494,000	474,788
3.95%, 12/1/2042	330,000	259,660
Schlumberger Investment SA:
4.55%, 5/7/2031	350,000	347,802
5.15%, 5/7/2036	250,000	248,838
		7,297,240
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	100,000	90,543
4.25%, 3/8/2029 (a)	750,000	742,837
5.10%, 3/17/2030	126,000	127,274
5.13%, 3/12/2036 (a)	290,000	284,661
5.50%, 3/17/2035	90,000	91,480
AptarGroup, Inc. 4.75%, 3/30/2031	125,000	123,840
Berry Global, Inc. 5.50%, 4/15/2028	800,000	812,184
Packaging Corp. of America 5.70%, 12/1/2033 (a)	280,000	291,438
Smurfit Westrock Financing DAC 5.19%, 1/15/2036	1,000,000	990,910
Sonoco Products Co. 4.60%, 9/1/2029	50,000	49,695
WRKCo, Inc. 3.90%, 6/1/2028	1,124,000	1,109,129
		4,713,991
PHARMACEUTICALS — 5.3%
AbbVie, Inc.:
3.20%, 11/21/2029	1,766,000	1,691,033
3.78%, 3/3/2028	400,000	396,080
4.05%, 11/21/2039	1,266,000	1,115,105
4.13%, 3/15/2031	580,000	567,385
4.25%, 11/14/2028	609,000	606,808
4.25%, 11/21/2049	941,000	768,656
4.40%, 3/15/2033	125,000	122,344
4.40%, 11/6/2042	860,000	756,645
4.45%, 5/14/2046	560,000	481,348
4.63%, 10/1/2042	500,000	452,635
4.65%, 3/15/2028	750,000	753,127
4.70%, 5/14/2045	1,075,000	963,458
4.75%, 3/15/2036	125,000	122,295
4.80%, 3/15/2029	2,718,000	2,739,717
4.85%, 6/15/2044	432,000	395,863
4.88%, 3/15/2030	350,000	353,881
4.88%, 11/14/2048	800,000	719,360
5.05%, 3/15/2034	1,200,000	1,212,888
5.40%, 3/15/2054	711,000	683,506
5.50%, 3/15/2064	585,000	562,799
5.55%, 3/15/2056	40,000	39,334
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.60%, 3/15/2055	$300,000	$297,327
5.65%, 3/15/2066 (a)	579,000	569,968
AstraZeneca Finance LLC:
1.75%, 5/28/2028	1,038,000	989,505
2.25%, 5/28/2031	508,000	456,123
4.00%, 3/2/2031	565,000	551,101
4.60%, 3/2/2036	355,000	344,077
4.85%, 2/26/2029	421,000	425,261
4.88%, 3/3/2028	303,000	305,627
AstraZeneca PLC:
1.38%, 8/6/2030	249,000	219,847
4.00%, 1/17/2029	389,000	385,328
4.00%, 9/18/2042	531,000	450,389
4.38%, 11/16/2045	150,000	130,910
6.45%, 9/15/2037	969,000	1,075,823
Becton Dickinson & Co.:
2.82%, 5/20/2030	515,000	480,747
4.87%, 2/8/2029	249,000	250,382
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030	100,000	87,968
2.95%, 3/15/2032	500,000	456,845
3.25%, 8/1/2042	115,000	87,233
3.40%, 7/26/2029	1,767,000	1,714,608
3.55%, 3/15/2042	525,000	417,737
4.13%, 6/15/2039	600,000	535,140
4.35%, 11/15/2047	300,000	249,990
4.55%, 2/20/2048	1,477,000	1,262,968
4.90%, 2/22/2029	100,000	101,347
5.20%, 2/22/2034	1,116,000	1,138,376
5.55%, 2/22/2054 (a)	960,000	937,306
5.75%, 2/1/2031	1,177,000	1,230,895
Cardinal Health, Inc.:
4.50%, 9/15/2030	215,000	213,050
4.50%, 11/15/2044	804,000	681,913
4.90%, 9/15/2045	100,000	89,358
5.45%, 2/15/2034	485,000	495,078
Cencora, Inc.:
2.70%, 3/15/2031	760,000	692,869
3.45%, 12/15/2027	62,000	61,065
3.95%, 2/13/2029	75,000	73,713
4.25%, 11/15/2030	125,000	122,353
4.90%, 2/13/2036	500,000	487,415
5.13%, 2/15/2034	135,000	135,348
CVS Health Corp.:
1.30%, 8/21/2027	231,000	222,883
1.75%, 8/21/2030	25,000	22,169
1.88%, 2/28/2031	684,000	600,121
2.13%, 9/15/2031	100,000	87,449
3.25%, 8/15/2029	350,000	335,142
3.75%, 4/1/2030	560,000	541,509
4.25%, 4/1/2050	100,000	78,325
4.30%, 3/25/2028	1,077,000	1,071,464
4.78%, 3/25/2038	877,000	822,135
5.00%, 1/30/2029	1,000,000	1,009,220
5.05%, 3/25/2048	1,500,000	1,324,755
Security Description	Principal Amount	Value
5.13%, 2/21/2030	$515,000	$520,773
5.13%, 7/20/2045	1,202,000	1,088,267
5.25%, 2/21/2033	275,000	279,438
5.30%, 6/1/2033	554,000	561,629
5.40%, 6/1/2029	1,000,000	1,022,070
5.45%, 9/15/2035	535,000	541,960
5.55%, 6/1/2031	227,000	233,753
5.70%, 6/1/2034	100,000	103,223
5.88%, 6/1/2053	100,000	97,692
6.00%, 6/1/2044	3,100,000	3,123,684
6.20%, 9/15/2055 (a)	1,018,000	1,042,330
6.25%, 9/15/2065	200,000	201,686
Eli Lilly & Co.:
4.00%, 10/15/2028	1,520,000	1,509,907
4.15%, 8/14/2027	153,000	152,901
4.15%, 5/20/2029	175,000	174,120
4.25%, 3/15/2031	500,000	495,240
4.38%, 5/20/2031	350,000	347,203
4.55%, 2/12/2028	974,000	978,256
4.55%, 10/15/2032	180,000	178,997
4.70%, 2/9/2034	1,687,000	1,675,798
4.75%, 2/12/2030	270,000	272,892
4.85%, 5/20/2036	500,000	495,295
4.90%, 2/12/2032	75,000	76,031
4.90%, 10/15/2035	590,000	588,861
4.95%, 2/27/2063	128,000	114,166
5.10%, 2/9/2064	1,920,000	1,754,189
5.20%, 8/14/2064	740,000	686,424
5.50%, 2/12/2055	500,000	496,600
5.55%, 10/15/2055	265,000	265,079
5.60%, 5/20/2056	175,000	175,788
5.60%, 2/12/2065	100,000	99,173
5.65%, 10/15/2065	200,000	200,004
5.70%, 5/20/2066	160,000	160,846
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	1,203,000	1,194,374
5.38%, 4/15/2034	100,000	102,894
6.38%, 5/15/2038	1,200,000	1,321,524
Johnson & Johnson:
2.10%, 9/1/2040	760,000	532,228
2.90%, 1/15/2028	233,000	228,899
3.40%, 1/15/2038 (a)	1,280,000	1,108,390
3.63%, 3/3/2037	604,000	540,538
3.70%, 3/1/2046	315,000	251,581
3.75%, 3/3/2047	810,000	643,642
4.70%, 3/1/2030	541,000	547,714
4.85%, 3/1/2032	1,209,000	1,235,030
4.90%, 6/1/2031	1,493,000	1,526,294
5.95%, 8/15/2037	200,000	219,256
6.95%, 9/1/2029	1,000,000	1,079,000
McKesson Corp.:
3.95%, 2/16/2028	270,000	267,961
4.65%, 5/30/2030	200,000	200,030
4.95%, 5/30/2032	250,000	252,105
5.25%, 5/30/2035	100,000	101,618
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	$100,000	$88,322
Merck & Co., Inc.:
1.45%, 6/24/2030	1,087,000	966,593
3.40%, 3/7/2029	102,000	99,494
3.60%, 9/15/2042	100,000	80,043
3.85%, 9/15/2027	250,000	249,050
3.85%, 3/15/2029 (a)	804,000	793,725
4.15%, 9/15/2030	145,000	143,288
4.15%, 3/15/2031	1,045,000	1,025,260
4.30%, 5/22/2028	690,000	689,724
4.30%, 5/17/2030	60,000	59,623
4.45%, 12/4/2032	1,517,000	1,493,107
4.55%, 9/15/2032	100,000	99,199
4.65%, 5/22/2031	400,000	400,616
4.75%, 12/4/2035	395,000	387,143
4.95%, 5/22/2033	400,000	402,592
4.95%, 9/15/2035	90,000	89,798
5.15%, 5/17/2063	2,500,000	2,273,700
5.20%, 5/22/2036	700,000	708,498
5.55%, 12/4/2055	700,000	688,856
5.70%, 9/15/2055	357,000	358,899
5.70%, 12/4/2065	825,000	818,433
5.75%, 5/22/2046	400,000	406,992
5.85%, 5/22/2056	300,000	307,254
Merck Sharp & Dohme LLC 5.95%, 12/1/2028	50,000	51,776
Mylan, Inc. 5.20%, 4/15/2048	325,000	269,987
Novartis Capital Corp.:
2.20%, 8/14/2030	600,000	548,760
3.80%, 9/18/2029	400,000	392,480
3.90%, 11/5/2028	761,000	753,223
4.10%, 3/16/2029	1,440,000	1,429,474
4.10%, 11/5/2030	680,000	667,978
4.30%, 11/5/2032	350,000	342,534
4.40%, 3/18/2031	520,000	516,204
4.60%, 3/18/2033	145,000	143,646
4.90%, 3/18/2036	250,000	248,510
5.20%, 11/5/2045	1,000,000	964,760
5.30%, 11/5/2055	250,000	240,983
5.60%, 3/18/2046	250,000	252,403
5.70%, 3/18/2056	1,295,000	1,320,240
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	607,000	607,552
4.65%, 5/19/2030	2,460,000	2,467,282
4.75%, 5/19/2033	1,011,000	1,001,395
5.11%, 5/19/2043	700,000	663,327
5.30%, 5/19/2053	2,000,000	1,882,240
5.34%, 5/19/2063	2,214,000	2,037,079
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	450,000	404,622
2.63%, 4/1/2030	200,000	186,836
4.13%, 12/15/2046	200,000	164,302
Security Description	Principal Amount	Value
4.20%, 11/15/2030	$100,000	$98,685
4.50%, 11/15/2032	274,000	270,249
4.88%, 11/15/2035	300,000	296,595
5.60%, 9/15/2040	80,000	81,934
5.70%, 11/15/2065	250,000	245,015
7.20%, 3/15/2039	1,387,000	1,625,356
Pharmacia LLC 6.60%, 12/1/2028	755,000	790,296
Sanofi SA 3.80%, 11/3/2028	580,000	572,669
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	765,000	695,201
3.03%, 7/9/2040	300,000	227,307
3.18%, 7/9/2050 (a)	100,000	66,478
5.00%, 11/26/2028	130,000	130,910
5.65%, 7/5/2044	200,000	198,536
5.65%, 7/5/2054	200,000	194,994
5.80%, 7/5/2064 (a)	400,000	393,348
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	215,000	214,673
5.90%, 7/7/2055	192,000	193,690
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	315,000	266,550
Viatris, Inc.:
2.70%, 6/22/2030	123,000	112,265
3.85%, 6/22/2040	648,000	508,686
4.00%, 6/22/2050	1,261,000	866,521
Wyeth LLC 5.95%, 4/1/2037	1,000,000	1,062,620
Zoetis, Inc.:
2.00%, 5/15/2030 (a)	949,000	858,674
4.15%, 8/17/2028	210,000	208,528
5.00%, 8/17/2035 (a)	367,000	362,424
		111,621,788
PIPELINES — 3.5%
Boardwalk Pipelines LP 3.60%, 9/1/2032	50,000	46,176
Cheniere Energy Partners LP:
3.25%, 1/31/2032	325,000	298,357
4.00%, 3/1/2031	431,000	414,954
4.50%, 10/1/2029	620,000	615,313
5.35%, 11/30/2036 (b)	375,000	373,091
5.75%, 8/15/2034	197,000	203,113
5.95%, 6/30/2033	328,000	342,501
6.05%, 11/30/2056 (a) (b)	105,000	106,024
Cheniere Energy, Inc.:
5.20%, 7/30/2036 (b)	320,000	314,797
5.65%, 4/15/2034	350,000	359,139
6.00%, 7/30/2056 (b)	335,000	334,809
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	400,000	396,188
DCP Midstream Operating LP 3.25%, 2/15/2032	105,000	95,828
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	$350,000	$330,992
Enbridge Energy Partners LP 7.38%, 10/15/2045	450,000	520,006
Enbridge, Inc.:
3.13%, 11/15/2029 (a)	52,000	49,500
4.20%, 11/20/2028	105,000	104,042
4.50%, 2/15/2031	485,000	477,710
4.60%, 6/20/2028	900,000	900,054
4.85%, 3/27/2031	2,278,000	2,276,041
4.90%, 6/20/2030	264,000	264,792
5.45%, 3/27/2036	350,000	353,567
5.55%, 6/20/2035	1,320,000	1,343,971
5.70%, 3/8/2033	500,000	516,340
6.70%, 11/15/2053 (a)	538,000	591,633
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	18,000	19,125
Energy Transfer LP:
3.75%, 5/15/2030	593,000	570,976
4.55%, 1/15/2031	400,000	394,848
4.95%, 6/15/2028	100,000	100,542
5.15%, 2/1/2043	655,000	591,720
5.15%, 3/15/2045	595,000	529,966
5.30%, 4/1/2044	1,786,000	1,631,457
5.35%, 1/15/2036	300,000	298,926
5.35%, 5/15/2045	47,000	42,745
5.40%, 10/1/2047	348,000	315,462
5.55%, 2/15/2028	61,000	61,838
5.55%, 5/15/2034	681,000	692,087
5.95%, 5/15/2054	317,000	303,445
6.00%, 6/15/2048	647,000	628,806
6.05%, 6/1/2041	100,000	101,465
6.05%, 9/1/2054	596,000	579,091
6.10%, 2/15/2042	335,000	336,213
6.13%, 12/15/2045	500,000	496,695
6.20%, 4/1/2055	800,000	791,384
6.25%, 4/15/2049 (a)	987,000	984,957
6.30%, 1/15/2056	465,000	466,934
6.50%, 2/1/2042	845,000	892,911
6.55%, 12/1/2033	822,000	889,322
Enterprise Products Operating LLC:
3.70%, 1/31/2051	100,000	73,629
3.95%, 1/31/2060	300,000	218,499
4.20%, 1/31/2050	400,000	322,836
4.25%, 2/15/2048	300,000	246,024
4.30%, 6/20/2028	515,000	513,239
4.60%, 1/15/2031	600,000	598,140
4.85%, 1/31/2034	425,000	421,413
4.90%, 5/15/2046	250,000	225,190
5.10%, 2/15/2045	500,000	466,580
5.20%, 1/15/2036 (a)	633,000	635,140
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	1,195,000	1,190,148
Security Description	Principal Amount	Value
5.55%, 2/16/2055 (a)	$600,000	$581,160
Series D, 6.88%, 3/1/2033	1,089,000	1,208,028
7.55%, 4/15/2038	30,000	35,480
Kinder Morgan Energy Partners LP:
5.40%, 9/1/2044	150,000	141,120
6.38%, 3/1/2041	1,000,000	1,057,860
6.50%, 9/1/2039	100,000	107,236
6.55%, 9/15/2040	293,000	315,127
7.30%, 8/15/2033	572,000	644,272
7.50%, 11/15/2040	900,000	1,049,499
Kinder Morgan, Inc.:
3.60%, 2/15/2051	6,000	4,223
4.80%, 2/1/2033	800,000	790,328
5.20%, 3/1/2048	40,000	36,340
5.40%, 2/1/2034	400,000	407,612
5.55%, 6/1/2045	1,300,000	1,249,326
5.85%, 6/1/2035	249,000	260,066
5.95%, 8/1/2054 (a)	145,000	145,581
Series GMTN, 7.75%, 1/15/2032	1,000,000	1,136,020
MPLX LP:
4.70%, 4/15/2048	1,346,000	1,118,459
4.80%, 2/15/2031	590,000	588,077
4.90%, 4/15/2058	404,000	332,888
4.95%, 9/1/2032	585,000	581,537
5.00%, 3/1/2033	109,000	108,268
5.20%, 3/1/2047	750,000	675,247
5.30%, 4/1/2036	145,000	142,918
5.40%, 9/15/2035	940,000	937,387
5.50%, 6/1/2034	200,000	202,234
5.50%, 2/15/2049	1,100,000	1,013,716
5.95%, 4/1/2055	200,000	194,146
6.10%, 4/1/2056	200,000	197,868
6.20%, 9/15/2055 (a)	735,000	738,205
ONEOK Partners LP 6.85%, 10/15/2037	5,000	5,482
ONEOK, Inc.:
4.25%, 9/15/2046	100,000	78,120
5.40%, 10/15/2035 (a)	425,000	424,328
5.60%, 4/1/2044	417,000	393,902
5.65%, 11/1/2028	919,000	938,097
5.65%, 9/1/2034	500,000	509,510
5.70%, 11/1/2054	152,000	141,067
5.85%, 11/1/2064	210,000	196,833
6.25%, 10/15/2055	453,000	454,096
6.35%, 1/15/2031	470,000	494,736
6.63%, 9/1/2053	2,000,000	2,096,160
7.15%, 1/15/2051	1,165,000	1,293,057
Plains All American Pipeline LP 5.95%, 6/15/2035	100,000	102,934
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	200,000	165,430
4.70%, 1/15/2031	490,000	485,884
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.70%, 6/15/2044 (a)	$600,000	$519,780
5.15%, 6/1/2042	207,000	190,082
5.60%, 1/15/2036	800,000	802,824
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	2,035,199	2,125,929
South Bow USA Infrastructure Holdings LLC:
5.03%, 10/1/2029	255,000	255,875
5.58%, 10/1/2034	901,000	897,486
6.18%, 10/1/2054	140,000	133,984
Targa Resources Corp.:
4.20%, 2/1/2033	544,000	515,614
4.35%, 1/15/2029	206,000	204,453
4.35%, 4/15/2031	323,000	315,345
4.90%, 9/15/2030	685,000	686,034
5.40%, 7/30/2036 (a)	245,000	243,959
5.55%, 8/15/2035	382,000	386,481
5.65%, 2/15/2036	145,000	147,429
6.05%, 5/15/2056	115,000	113,759
6.50%, 3/30/2034	810,000	873,075
6.50%, 2/15/2053 (a)	1,000,000	1,046,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	530,000	503,007
4.88%, 2/1/2031	100,000	99,773
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	200,000	210,032
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	410,000	407,585
5.60%, 3/31/2034	500,000	511,705
6.10%, 6/1/2040	130,000	135,802
6.20%, 10/15/2037	384,000	408,035
5 yr. CMT + 2.12%, 6.38%, 10/17/2056 (c)	940,000	952,530
7.25%, 8/15/2038	422,000	483,532
7.63%, 1/15/2039	726,000	854,575
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	600,000	569,526
4.00%, 3/15/2028	90,000	89,108
5.40%, 8/15/2041	315,000	304,674
5.75%, 3/15/2056	450,000	443,290
Western Midstream Operating LP:
4.80%, 3/1/2031	575,000	568,462
5.30%, 3/1/2048	800,000	696,408
5.50%, 8/15/2048	100,000	89,194
5.70%, 7/1/2036	100,000	100,187
6.35%, 1/15/2029	617,000	638,077
Williams Cos., Inc.:
3.50%, 11/15/2030	359,000	340,490
4.63%, 6/30/2030	270,000	268,604
4.90%, 3/15/2029	323,000	324,886
Security Description	Principal Amount	Value
5.15%, 3/15/2036	$500,000	$491,695
5.30%, 8/15/2052	150,000	136,650
5.60%, 3/15/2035	50,000	51,032
5.65%, 3/15/2033	607,000	624,949
5.95%, 3/15/2056	290,000	287,129
6.00%, 3/15/2055	100,000	99,889
6.30%, 4/15/2040	100,000	106,201
8.75%, 3/15/2032	1,088,000	1,286,788
		73,583,329
REAL ESTATE — 0.1%
CBRE Services, Inc.:
4.90%, 1/15/2033	295,000	290,652
5.25%, 6/1/2036	500,000	493,045
5.50%, 6/15/2035	100,000	100,960
5.95%, 8/15/2034	335,000	349,133
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	100,000	104,764
		1,338,554
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Agree LP:
2.60%, 6/15/2033	100,000	85,373
5.63%, 6/15/2034	400,000	410,360
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	870,000	860,439
4.70%, 7/1/2030	424,000	419,459
4.85%, 4/15/2049	1,345,000	1,145,832
5.15%, 4/15/2053	200,000	176,286
5.25%, 3/15/2036	545,000	535,185
American Assets Trust LP:
3.38%, 2/1/2031	100,000	91,351
6.15%, 10/1/2034	456,000	463,410
American Homes 4 Rent LP:
4.25%, 2/15/2028	100,000	99,279
4.95%, 6/15/2030	100,000	100,189
5.25%, 3/15/2035	250,000	248,932
5.50%, 2/1/2034	636,000	643,689
American Tower Corp.:
2.70%, 4/15/2031	286,000	260,197
3.95%, 3/15/2029	895,000	878,434
5.35%, 3/15/2035	400,000	402,536
5.45%, 2/15/2034	2,200,000	2,234,364
5.50%, 3/15/2028	310,000	314,390
5.55%, 7/15/2033	1,024,000	1,050,778
5.80%, 11/15/2028	602,000	616,791
AvalonBay Communities, Inc.:
Series MTN, 3.20%, 1/15/2028	450,000	441,688
4.35%, 12/1/2030	100,000	98,878
5.35%, 6/1/2034	100,000	102,273
Boston Properties LP:
2.55%, 4/1/2032	100,000	87,056
2.90%, 3/15/2030 (a)	43,000	40,072
5.75%, 1/15/2035 (a)	700,000	707,287
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.50%, 1/15/2034	$1,343,000	$1,423,204
6.75%, 12/1/2027	121,000	124,334
Brixmor Operating Partnership LP:
4.85%, 2/15/2033	105,000	103,382
5.38%, 6/15/2036	125,000	124,738
5.50%, 2/15/2034	2,000,000	2,039,500
Broadstone Net Lease LLC:
2.60%, 9/15/2031	50,000	44,262
5.00%, 11/1/2032	85,000	83,807
Camden Property Trust:
3.15%, 7/1/2029	559,000	536,651
3.35%, 11/1/2049	255,000	179,204
4.90%, 2/28/2036	600,000	585,492
COPT Defense Properties LP 2.00%, 1/15/2029 (a)	6,000	5,611
Cousins Properties LP:
4.88%, 3/1/2033	160,000	155,747
5.25%, 7/15/2030	100,000	101,019
5.38%, 2/15/2032	90,000	91,291
5.88%, 10/1/2034	100,000	102,397
Crown Castle, Inc.:
2.10%, 4/1/2031	106,000	93,225
2.50%, 7/15/2031	19,000	16,879
3.65%, 9/1/2027	798,000	790,028
3.80%, 2/15/2028	233,000	230,069
4.30%, 2/15/2029	348,000	343,803
5.00%, 1/11/2028	82,000	82,462
5.10%, 5/1/2033	548,000	543,528
5.60%, 6/1/2029	571,000	583,613
5.80%, 3/1/2034	1,654,000	1,698,906
CubeSmart LP 5.13%, 11/1/2035	200,000	197,718
Digital Realty Trust LP:
3.70%, 8/15/2027	500,000	495,630
4.45%, 7/15/2028	182,000	181,350
DOC Dr. LLC 2.63%, 11/1/2031	500,000	445,585
EPR Properties 4.75%, 11/15/2030	250,000	244,520
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	1,086,000	1,073,174
4.70%, 3/15/2033	235,000	229,000
5.50%, 6/15/2034	614,000	622,854
Equinix, Inc.:
1.80%, 7/15/2027	1,118,000	1,087,143
2.15%, 7/15/2030	796,000	717,674
3.90%, 4/15/2032	175,000	165,377
ERP Operating LP:
4.50%, 6/1/2045	150,000	129,873
4.95%, 6/15/2032	145,000	145,744
Essential Properties LP:
2.95%, 7/15/2031 (a)	238,000	215,121
5.40%, 12/1/2035	105,000	104,110
Security Description	Principal Amount	Value
Essex Portfolio LP:
4.88%, 2/15/2036	$400,000	$386,720
5.50%, 4/1/2034	815,000	830,884
Extra Space Storage LP:
2.35%, 3/15/2032	775,000	673,762
4.90%, 2/1/2032 (d)	250,000	248,952
4.95%, 1/15/2033	100,000	98,991
5.40%, 2/1/2034	825,000	832,565
5.40%, 6/15/2035	100,000	100,652
5.70%, 4/1/2028	208,000	211,546
Federal Realty OP LP:
3.20%, 6/15/2029	140,000	134,253
5.38%, 5/1/2028	127,000	128,689
GLP Capital LP/GLP Financing II, Inc.:
5.63%, 3/1/2036	1,375,000	1,344,255
5.75%, 11/1/2037	200,000	196,612
6.75%, 12/1/2033	1,250,000	1,323,025
Healthpeak OP LLC:
3.00%, 1/15/2030	62,000	58,438
4.75%, 1/15/2033	900,000	881,028
6.75%, 2/1/2041	266,000	292,188
Highwoods Realty LP:
3.05%, 2/15/2030	100,000	93,167
5.35%, 1/15/2033	95,000	94,453
7.65%, 2/1/2034	135,000	150,806
Host Hotels & Resorts LP:
4.25%, 12/15/2028	50,000	49,453
5.50%, 4/15/2035	500,000	501,610
5.70%, 6/15/2032	100,000	102,815
5.70%, 7/1/2034	323,000	329,718
Invitation Homes Operating Partnership LP:
4.95%, 2/1/2032 (d)	515,000	511,191
4.95%, 1/15/2033	200,000	197,144
Kilroy Realty LP:
2.50%, 11/15/2032	100,000	82,938
4.25%, 8/15/2029	88,000	85,367
5.88%, 10/15/2035 (a)	220,000	217,338
6.25%, 1/15/2036	288,000	292,136
Kimco Realty OP LLC:
4.13%, 12/1/2046	307,000	250,408
4.45%, 9/1/2047	215,000	182,329
4.60%, 2/1/2033	134,000	131,764
6.40%, 3/1/2034	250,000	270,070
Lineage OP LP 5.25%, 7/15/2030	300,000	300,471
LXP Industrial Trust 2.38%, 10/1/2031	500,000	437,150
Mid-America Apartments LP:
4.65%, 1/15/2033	500,000	491,320
5.00%, 3/15/2034	450,000	447,507
National Health Investors, Inc. 3.00%, 2/1/2031	110,000	99,634
NNN REIT, Inc.:
3.10%, 4/15/2050	85,000	55,293
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.60%, 2/15/2031	$158,000	$156,401
5.50%, 6/15/2034	800,000	814,376
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033	100,000	98,030
5.25%, 8/15/2032	100,000	101,107
5.75%, 7/15/2034	24,000	24,811
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	125,000	114,675
5.63%, 1/15/2033	230,000	228,882
Prologis LP:
2.25%, 4/15/2030	1,000,000	918,350
2.25%, 1/15/2032	15,000	13,194
2.88%, 11/15/2029	355,000	336,157
4.25%, 6/15/2031	290,000	284,632
4.38%, 2/1/2029	130,000	129,676
4.38%, 9/15/2048	1,369,000	1,143,005
4.90%, 6/15/2036	600,000	587,670
5.25%, 5/15/2035	300,000	302,823
5.25%, 3/15/2054 (a)	200,000	189,230
Public Storage Operating Co.:
4.38%, 7/1/2030	850,000	844,211
5.00%, 12/15/2035	145,000	143,483
5.35%, 8/1/2053	200,000	192,070
Rayonier LP 2.75%, 5/17/2031	88,000	79,010
Realty Income Corp.:
2.70%, 2/15/2032	150,000	133,990
3.25%, 1/15/2031	882,000	828,745
3.40%, 1/15/2028	91,000	89,525
3.95%, 2/1/2029	1,120,000	1,103,827
4.00%, 7/15/2029	282,000	276,938
4.50%, 2/1/2033	200,000	194,664
4.65%, 3/15/2047	205,000	180,002
4.75%, 2/15/2029	420,000	421,919
4.75%, 4/15/2033	145,000	143,045
5.13%, 2/15/2034	100,000	100,396
Regency Centers LP:
4.50%, 3/15/2033	30,000	29,162
5.00%, 7/15/2032	79,000	79,472
5.25%, 1/15/2034	455,000	461,220
Rexford Industrial Realty LP 2.13%, 12/1/2030	333,000	295,421
Safehold GL Holdings LLC 6.10%, 4/1/2034 (a)	1,070,000	1,120,536
Simon Property Group LP:
2.65%, 2/1/2032	950,000	848,844
4.25%, 10/1/2044	100,000	84,288
5.13%, 10/1/2035	800,000	800,552
5.85%, 3/8/2053	160,000	162,344
6.25%, 1/15/2034	1,079,000	1,157,465
6.65%, 1/15/2054	800,000	897,336
Store Capital LLC:
2.70%, 12/1/2031	32,000	28,155
4.50%, 3/15/2028	211,000	209,846
Security Description	Principal Amount	Value
4.95%, 2/11/2031	$70,000	$69,101
5.40%, 4/30/2030	104,000	104,698
Tanger Properties LP 2.75%, 9/1/2031	130,000	116,979
Ventas Realty LP:
4.38%, 2/1/2045	30,000	25,276
4.40%, 1/15/2029	245,000	243,211
4.88%, 4/15/2049	435,000	380,281
5.00%, 2/15/2036	90,000	88,228
5.63%, 7/1/2034	500,000	513,340
5.70%, 9/30/2043	100,000	99,662
VICI Properties LP:
5.63%, 4/1/2035	200,000	200,090
5.63%, 5/15/2052 (a)	769,000	706,788
6.13%, 4/1/2054 (a)	191,000	186,848
Welltower OP LLC:
2.05%, 1/15/2029	325,000	305,919
2.75%, 1/15/2032	279,000	251,449
4.25%, 4/15/2028	600,000	597,114
6.50%, 3/15/2041	1,360,000	1,508,716
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	83,918
2.40%, 2/1/2031	100,000	89,861
3.85%, 7/15/2029	140,000	136,864
5.20%, 9/15/2036 (d)	365,000	360,167
		64,187,190
RETAIL — 2.0%
AutoZone, Inc.:
4.75%, 2/1/2033	675,000	664,517
5.40%, 7/15/2034 (a)	100,000	101,626
6.55%, 11/1/2033 (a)	150,000	162,533
Costco Wholesale Corp.:
1.60%, 4/20/2030	1,042,000	941,905
1.75%, 4/20/2032	300,000	259,794
Darden Restaurants, Inc.:
4.35%, 10/15/2027	50,000	49,856
4.55%, 10/15/2029	200,000	198,588
6.30%, 10/10/2033 (a)	100,000	106,380
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	1,258,000	914,906
Dollar General Corp. 5.45%, 7/5/2033 (a)	500,000	508,075
Dollar Tree, Inc. 4.20%, 5/15/2028	507,000	503,101
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	175,000	171,850
Genuine Parts Co.:
2.75%, 2/1/2032	230,000	200,424
4.95%, 8/15/2029	500,000	498,595
Home Depot, Inc.:
1.38%, 3/15/2031	233,000	201,860
2.70%, 4/15/2030	135,000	126,707
2.95%, 6/15/2029	170,000	163,231
3.25%, 4/15/2032	496,000	461,558
3.35%, 4/15/2050	272,000	189,511
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.63%, 4/15/2052	$525,000	$379,759
3.75%, 9/15/2028	200,000	197,702
3.90%, 6/15/2047	2,152,000	1,686,608
3.95%, 9/15/2030 (a)	620,000	607,302
4.25%, 4/1/2046	1,700,000	1,420,860
4.40%, 3/15/2045	400,000	343,084
4.50%, 12/6/2048	1,000,000	850,780
4.65%, 9/15/2035	600,000	584,538
4.75%, 6/25/2029	1,332,000	1,345,360
5.30%, 6/25/2054 (a)	398,000	376,397
5.40%, 6/25/2064	290,000	275,282
Lowe's Cos., Inc.:
1.30%, 4/15/2028	100,000	94,548
2.63%, 4/1/2031	100,000	91,083
2.80%, 9/15/2041	330,000	235,600
3.65%, 4/5/2029	620,000	605,715
3.70%, 4/15/2046	200,000	150,302
3.75%, 4/1/2032	424,000	401,706
3.95%, 10/15/2027	240,000	238,584
4.00%, 10/15/2028	239,000	235,996
4.05%, 5/3/2047	550,000	430,012
4.25%, 3/15/2031	350,000	342,930
4.25%, 4/1/2052	100,000	78,346
4.38%, 9/15/2045	100,000	83,170
4.45%, 4/1/2062	375,000	291,274
4.50%, 10/15/2032	1,005,000	983,604
4.55%, 4/5/2049	300,000	248,313
4.85%, 10/15/2035 (a)	1,500,000	1,463,235
5.00%, 4/15/2040	100,000	95,401
5.15%, 7/1/2033 (a)	273,000	275,607
5.63%, 4/15/2053 (a)	1,519,000	1,463,313
5.75%, 7/1/2053	250,000	244,332
5.80%, 9/15/2062	100,000	97,540
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	900,000	656,550
4.40%, 2/12/2031	1,888,000	1,874,765
4.60%, 5/15/2030	200,000	200,700
Series MTN, 4.88%, 12/9/2045	583,000	526,507
5.00%, 2/13/2036	2,000,000	1,991,700
5.45%, 8/14/2053 (a)	183,000	175,484
O'Reilly Automotive, Inc.:
4.70%, 6/15/2032	272,000	270,738
5.10%, 3/12/2036	350,000	346,685
Starbucks Corp.:
2.25%, 3/12/2030	51,000	46,827
3.00%, 2/14/2032	90,000	82,160
3.75%, 12/1/2047	1,091,000	816,690
4.30%, 6/15/2045	1,088,000	901,528
4.50%, 5/15/2028	340,000	340,000
4.50%, 11/15/2048	300,000	250,311
Target Corp.:
2.35%, 2/15/2030	551,000	511,135
2.95%, 1/15/2052 (a)	200,000	127,446
Security Description	Principal Amount	Value
3.90%, 11/15/2047	$1,700,000	$1,329,366
4.35%, 6/15/2028	120,000	120,010
5.25%, 2/15/2036 (a)	760,000	772,806
Walmart, Inc.:
1.50%, 9/22/2028	1,000,000	942,790
2.38%, 9/24/2029	186,000	175,285
2.65%, 9/22/2051	500,000	310,240
2.95%, 9/24/2049	350,000	235,189
3.90%, 4/15/2028	901,000	896,792
4.00%, 4/30/2029	1,090,000	1,081,487
4.00%, 4/11/2043	100,000	84,764
4.05%, 6/29/2048	1,000,000	819,470
4.15%, 4/30/2031	140,000	138,426
4.35%, 4/28/2030 (a)	2,743,000	2,747,416
4.45%, 4/30/2033	150,000	148,424
4.50%, 9/9/2052	135,000	117,013
4.50%, 4/15/2053 (a)	600,000	521,070
4.75%, 4/30/2036	400,000	396,848
6.20%, 4/15/2038	112,000	124,335
		42,724,257
SEMICONDUCTORS — 2.7%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	196,000	189,105
Analog Devices, Inc.:
2.80%, 10/1/2041	280,000	203,434
4.25%, 6/15/2028	800,000	797,664
4.50%, 6/15/2030	1,400,000	1,396,192
5.05%, 4/1/2034	300,000	302,787
Applied Materials, Inc.:
1.75%, 6/1/2030	1,571,000	1,413,492
4.35%, 4/1/2047	500,000	427,390
4.60%, 1/15/2036	70,000	67,831
4.80%, 6/15/2029	140,000	141,470
5.85%, 6/15/2041	168,000	176,029
Broadcom, Inc.:
1.95%, 2/15/2028	380,000	365,590
2.45%, 2/15/2031	913,000	825,863
2.60%, 2/15/2033	746,000	647,834
3.14%, 11/15/2035 (b)	821,000	696,372
3.42%, 4/15/2033	1,246,000	1,135,604
3.50%, 2/15/2041	1,616,000	1,290,812
3.75%, 2/15/2051	100,000	74,137
4.00%, 4/15/2029 (b)	154,000	151,479
4.15%, 11/15/2030	69,000	67,523
4.15%, 4/15/2032 (b)	300,000	288,609
4.20%, 10/15/2030	556,000	545,325
4.30%, 1/15/2031	65,000	63,918
4.55%, 2/15/2032	438,000	432,017
4.60%, 7/15/2030	1,500,000	1,494,855
4.60%, 1/15/2033	2,165,000	2,124,579
4.80%, 4/15/2028	711,000	715,287
4.90%, 7/15/2032	1,500,000	1,504,200
4.95%, 1/15/2036	145,000	142,465
5.00%, 4/15/2030	820,000	829,143
5.15%, 11/15/2031	109,000	110,879
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.20%, 7/15/2035	$1,536,000	$1,541,130
Intel Corp.:
1.60%, 8/12/2028	183,000	172,181
2.45%, 11/15/2029	1,161,000	1,080,229
3.90%, 3/25/2030	22,000	21,361
4.00%, 8/5/2029	40,000	39,235
4.10%, 5/11/2047	200,000	152,186
4.15%, 8/5/2032 (a)	50,000	47,941
4.65%, 6/1/2031	335,000	331,724
4.75%, 3/25/2050	2,205,000	1,828,761
4.80%, 10/1/2041	881,000	787,024
4.88%, 2/10/2028	2,242,000	2,250,609
4.90%, 7/29/2045	1,049,000	910,133
4.90%, 8/5/2052	288,000	241,874
5.00%, 8/15/2033	190,000	188,522
5.05%, 8/5/2062	250,000	208,797
5.20%, 2/10/2033	665,000	672,368
5.30%, 5/15/2036	500,000	497,170
5.60%, 2/21/2054 (a)	600,000	560,736
5.63%, 2/10/2043	340,000	330,497
5.90%, 2/10/2063	1,017,000	972,679
6.13%, 5/15/2056	140,000	139,917
6.20%, 5/15/2066	635,000	630,409
KLA Corp.:
4.10%, 3/15/2029	93,000	92,074
4.65%, 7/15/2032	314,000	313,479
4.95%, 7/15/2052	403,000	365,581
5.25%, 7/15/2062	584,000	540,755
Lam Research Corp.:
1.90%, 6/15/2030	226,000	204,467
2.88%, 6/15/2050	600,000	384,810
4.00%, 3/15/2029	260,000	257,104
Marvell Technology, Inc.:
5.45%, 7/15/2035	11,000	11,150
5.75%, 2/15/2029	1,092,000	1,119,813
5.95%, 9/15/2033	569,000	597,376
Microchip Technology, Inc.:
4.90%, 3/15/2028	412,000	413,982
5.05%, 2/15/2030 (a)	350,000	351,435
Micron Technology, Inc. 3.37%, 11/1/2041	400,000	312,248
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	89,220
3.50%, 4/1/2040	219,000	181,961
3.50%, 4/1/2050	300,000	219,678
4.25%, 6/15/2028	750,000	748,500
4.35%, 6/15/2029	1,000,000	996,980
4.50%, 6/15/2031	1,250,000	1,245,725
4.75%, 6/15/2033	750,000	747,630
4.95%, 6/15/2036	1,400,000	1,387,694
5.55%, 6/15/2046	510,000	506,124
5.63%, 6/15/2056	1,250,000	1,240,475
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	536,000	545,471
Security Description	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	$719,000	$636,639
3.13%, 2/15/2042	42,000	30,478
4.30%, 8/19/2028	322,000	319,665
4.30%, 6/18/2029	358,000	354,134
4.85%, 8/19/2032	100,000	98,779
5.00%, 1/15/2033	1,287,000	1,282,792
Qorvo, Inc. 4.38%, 10/15/2029	1,000,000	964,620
QUALCOMM, Inc.:
2.15%, 5/20/2030	815,000	745,823
3.25%, 5/20/2050	300,000	202,182
4.30%, 5/20/2047	300,000	244,380
4.50%, 5/20/2030	510,000	509,867
4.75%, 5/20/2032	850,000	851,572
5.00%, 5/20/2035 (a)	420,000	417,984
5.40%, 5/20/2033 (a)	200,000	207,064
6.00%, 5/20/2053	400,000	408,416
Texas Instruments, Inc.:
1.75%, 5/4/2030	1,200,000	1,084,284
1.90%, 9/15/2031	155,000	135,943
4.50%, 5/23/2030	1,062,000	1,061,087
5.00%, 3/14/2053	500,000	456,490
5.05%, 5/18/2063	339,000	302,632
5.10%, 5/23/2035	295,000	297,398
TSMC Arizona Corp.:
2.50%, 10/25/2031	1,503,000	1,359,043
4.13%, 4/22/2029	206,000	204,276
Xilinx, Inc. 2.38%, 6/1/2030 (a)	120,000	110,548
		57,387,196
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
4.20%, 5/1/2030	200,000	195,408
5.35%, 1/15/2030	20,000	20,335
5.75%, 1/15/2035	40,000	41,205
		256,948
SOFTWARE — 2.9%
Adobe, Inc. 4.75%, 1/17/2028	722,000	726,375
Atlassian Corp. 5.50%, 5/15/2034	100,000	98,522
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	307,000	274,443
5.75%, 5/15/2036	165,000	165,046
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	196,000	195,541
4.30%, 9/10/2029	410,000	406,683
Concentrix Corp.:
6.50%, 3/1/2029 (a)	150,000	144,750
6.60%, 8/2/2028 (a)	225,000	224,233
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.85%, 8/2/2033 (a)	$150,000	$133,184
Fidelity National Information Services, Inc.:
2.25%, 3/1/2031	30,000	26,564
4.45%, 3/10/2028	700,000	697,515
4.55%, 3/10/2029	700,000	694,617
4.80%, 3/10/2031	600,000	593,532
Fiserv, Inc.:
2.65%, 6/1/2030	500,000	457,260
3.50%, 7/1/2029	1,000,000	959,780
5.38%, 8/21/2028	300,000	303,093
5.45%, 3/2/2028	653,000	659,347
5.45%, 3/15/2034	400,000	396,556
5.60%, 3/2/2033	450,000	454,802
5.63%, 8/21/2033	1,026,000	1,037,573
Intuit, Inc.:
1.65%, 7/15/2030	200,000	177,786
4.95%, 6/15/2031	125,000	124,945
5.20%, 9/15/2033	277,000	278,064
5.50%, 6/15/2036	200,000	199,228
5.50%, 9/15/2053 (a)	1,801,000	1,619,441
Microsoft Corp.:
1.35%, 9/15/2030	600,000	533,058
2.53%, 6/1/2050	2,655,000	1,579,433
2.68%, 6/1/2060	959,000	529,301
2.92%, 3/17/2052	1,688,000	1,071,390
3.04%, 3/17/2062	195,000	117,417
3.70%, 8/8/2046	300,000	233,877
3.95%, 8/8/2056	285,000	216,275
4.50%, 6/15/2047	200,000	174,426
5.30%, 2/8/2041	1,500,000	1,522,140
Oracle Corp.:
2.88%, 3/25/2031	988,000	882,778
2.95%, 4/1/2030	1,006,000	926,053
3.25%, 11/15/2027	408,000	399,905
3.60%, 4/1/2040	730,000	532,367
3.65%, 3/25/2041 (a)	150,000	107,742
3.80%, 11/15/2037	370,000	296,451
3.85%, 4/1/2060 (a)	301,000	176,732
3.95%, 3/25/2051	500,000	320,150
4.00%, 7/15/2046	500,000	337,660
4.00%, 11/15/2047	188,000	125,202
4.10%, 3/25/2061	420,000	256,826
4.45%, 9/26/2030	1,700,000	1,641,027
4.55%, 2/4/2029	1,250,000	1,232,513
4.70%, 9/27/2034	865,000	792,669
4.80%, 9/26/2032	200,000	190,298
4.95%, 2/4/2031 (a)	2,000,000	1,959,000
5.20%, 9/26/2035	1,089,000	1,019,206
5.35%, 5/4/2033	415,000	403,052
5.38%, 7/15/2040	1,000,000	879,550
5.38%, 9/27/2054	500,000	391,615
5.50%, 8/3/2035 (a)	1,500,000	1,435,335
5.50%, 9/27/2064	900,000	695,457
5.55%, 2/6/2053	1,761,000	1,419,014
Security Description	Principal Amount	Value
5.70%, 2/4/2036	$1,000,000	$969,610
5.88%, 9/26/2045	1,000,000	875,850
5.95%, 9/26/2055	375,000	318,694
6.00%, 8/3/2055	1,406,000	1,198,095
6.10%, 9/26/2065	365,000	305,231
6.13%, 7/8/2039	1,347,000	1,298,912
6.13%, 8/3/2065	500,000	420,220
6.25%, 11/9/2032	638,000	655,698
6.50%, 4/15/2038 (a)	1,420,000	1,431,261
6.55%, 2/4/2046	600,000	565,974
6.70%, 2/4/2056	1,300,000	1,223,742
6.85%, 2/4/2066	1,000,000	931,500
6.90%, 11/9/2052	2,259,000	2,166,155
Paychex, Inc.:
5.35%, 4/15/2032	350,000	354,158
5.60%, 4/15/2035 (a)	150,000	151,484
Roper Technologies, Inc.:
4.45%, 9/15/2030	135,000	133,176
5.10%, 9/15/2035 (a)	350,000	340,032
Salesforce, Inc.:
1.50%, 7/15/2028	141,000	132,754
1.95%, 7/15/2031	245,000	213,368
2.70%, 7/15/2041	450,000	306,923
2.90%, 7/15/2051	200,000	116,694
4.50%, 3/15/2028	1,247,000	1,245,765
4.65%, 3/15/2029	1,420,000	1,419,446
4.90%, 9/15/2031	1,050,000	1,047,554
5.20%, 3/15/2033 (a)	1,850,000	1,853,515
5.55%, 3/15/2036 (a)	1,000,000	997,170
6.40%, 3/15/2046	1,050,000	1,059,534
6.55%, 3/15/2056	1,000,000	1,001,020
6.70%, 3/15/2066	650,000	653,751
ServiceNow, Inc.:
4.25%, 5/15/2028	455,000	453,544
4.70%, 8/15/2031	215,000	213,899
5.05%, 5/15/2033	400,000	399,564
5.40%, 5/15/2036	500,000	499,380
6.30%, 5/15/2056	145,000	147,477
Synopsys, Inc.:
4.65%, 4/1/2028	510,000	510,709
5.00%, 4/1/2032	168,000	168,297
5.70%, 4/1/2055 (a)	864,000	838,460
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	145,000	145,683
5.40%, 6/12/2029	348,000	354,553
Workday, Inc. 3.80%, 4/1/2032 (a)	413,000	384,635
		60,950,286
TELECOMMUNICATIONS — 4.1%
America Movil SAB de CV:
2.88%, 5/7/2030	308,000	286,745
4.38%, 7/16/2042	300,000	258,639
6.13%, 11/15/2037	479,000	503,027
6.13%, 3/30/2040	1,070,000	1,114,266
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
AT&T, Inc.:
1.65%, 2/1/2028	$580,000	$554,358
2.25%, 2/1/2032	1,000,000	870,200
2.55%, 12/1/2033	282,000	236,953
3.50%, 6/1/2041	2,000,000	1,538,660
3.50%, 9/15/2053	1,655,000	1,073,632
3.55%, 9/15/2055	1,800,000	1,157,184
3.65%, 6/1/2051	2,000,000	1,361,660
3.65%, 9/15/2059	950,000	606,841
3.80%, 12/1/2057	1,815,000	1,211,204
4.10%, 2/15/2028	500,000	496,145
4.30%, 2/15/2030	700,000	690,375
4.30%, 12/15/2042	275,000	227,059
4.35%, 3/1/2029	500,000	496,745
4.35%, 6/15/2045	124,000	99,716
4.55%, 11/1/2032	115,000	112,266
4.65%, 6/1/2044	391,000	331,279
4.70%, 8/15/2030	200,000	200,040
4.90%, 11/1/2035	500,000	484,115
5.13%, 4/30/2036	200,000	196,054
5.25%, 10/30/2036 (a)	1,000,000	981,150
5.35%, 9/1/2040	740,000	716,142
5.40%, 2/15/2034	1,154,000	1,169,937
5.45%, 3/1/2047	710,000	653,441
5.55%, 11/1/2045	250,000	235,038
5.65%, 2/15/2047	26,000	24,776
5.70%, 11/1/2054 (a)	140,000	130,110
5.70%, 3/1/2057 (a)	230,000	216,568
5.85%, 4/30/2046	835,000	804,289
6.00%, 8/15/2040	395,000	402,236
6.00%, 4/30/2056	800,000	773,728
6.05%, 8/15/2056	2,640,000	2,569,565
6.20%, 10/30/2056	365,000	360,941
6.30%, 1/15/2038	500,000	523,545
6.30%, 10/30/2066	275,000	272,663
6.38%, 3/1/2041	520,000	548,969
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	150,000	124,494
5.10%, 5/11/2033	100,000	99,901
5.20%, 2/15/2034	490,000	489,432
5.45%, 11/15/2036 (a)	855,000	848,459
British Telecommunications Ltd. 9.63%, 12/15/2030	969,000	1,145,368
Cisco Systems, Inc.:
4.95%, 2/26/2031	1,198,000	1,217,683
5.05%, 2/26/2034	1,000,000	1,008,670
5.30%, 2/26/2054 (a)	500,000	472,735
5.35%, 2/26/2064	1,248,000	1,166,031
5.50%, 1/15/2040	1,015,000	1,034,143
5.90%, 2/15/2039	439,000	465,116
Corning, Inc.:
3.90%, 11/15/2049	165,000	125,816
4.70%, 3/15/2037	25,000	23,980
Security Description	Principal Amount	Value
4.75%, 3/15/2042	$822,000	$751,119
5.35%, 11/15/2048	200,000	190,570
5.45%, 11/15/2079	300,000	278,346
5.75%, 8/15/2040	37,000	37,870
Deutsche Telekom International Finance BV:
8.25%, 6/15/2030	830,000	933,750
9.25%, 6/1/2032	100,000	121,671
Juniper Networks, Inc. 5.95%, 3/15/2041	39,000	39,071
Motorola Solutions, Inc.:
2.30%, 11/15/2030	200,000	180,214
4.60%, 5/23/2029	309,000	308,048
4.85%, 8/15/2030	185,000	185,385
5.20%, 8/15/2032	65,000	65,556
5.50%, 9/1/2044	106,000	102,570
Nokia OYJ 6.63%, 5/15/2039	471,000	499,255
Orange SA:
5.38%, 1/13/2042	355,000	342,870
9.00%, 3/1/2031	440,000	513,704
Rogers Communications, Inc.:
3.80%, 3/15/2032	200,000	186,298
4.35%, 5/1/2049	680,000	541,334
4.50%, 3/15/2042	100,000	84,755
5.00%, 2/15/2029	167,000	168,040
5.00%, 3/15/2044	200,000	177,816
5.30%, 2/15/2034	979,000	970,874
Sprint Capital Corp.:
6.88%, 11/15/2028	220,000	230,448
8.75%, 3/15/2032	969,000	1,141,453
Telefonica Emisiones SA:
4.90%, 3/6/2048	300,000	254,292
5.21%, 3/8/2047	1,150,000	1,022,557
7.05%, 6/20/2036	709,000	785,381
Telefonica Europe BV 8.25%, 9/15/2030	365,000	409,921
T-Mobile USA, Inc.:
2.05%, 2/15/2028	683,000	656,404
2.40%, 3/15/2029	871,000	822,015
2.63%, 2/15/2029	268,000	254,892
2.88%, 2/15/2031	1,300,000	1,195,922
3.00%, 2/15/2041	200,000	147,694
3.38%, 4/15/2029	1,200,000	1,160,556
3.88%, 4/15/2030	3,089,000	2,993,457
4.20%, 10/1/2029	300,000	296,331
4.38%, 4/15/2040	2,500,000	2,205,725
4.63%, 1/15/2033 (a)	140,000	136,657
4.70%, 1/15/2035	393,000	379,104
4.95%, 3/15/2028	115,000	115,752
4.95%, 11/15/2035	125,000	121,986
5.00%, 2/15/2036 (a)	1,000,000	977,440
5.05%, 7/15/2033	500,000	499,130
5.13%, 5/15/2032	100,000	101,036
5.15%, 4/15/2034	1,000,000	1,002,470
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.25%, 6/15/2055	$200,000	$177,158
5.30%, 5/15/2035 (a)	492,000	494,485
5.50%, 1/15/2055	100,000	91,776
5.70%, 1/15/2056	250,000	236,715
5.75%, 1/15/2034	1,100,000	1,139,468
5.75%, 1/15/2054	350,000	333,165
5.85%, 2/15/2056	750,000	726,630
5.88%, 11/15/2055	400,000	389,136
6.00%, 6/15/2054	200,000	197,616
Verizon Communications, Inc.:
1.68%, 10/30/2030	200,000	176,530
1.75%, 1/20/2031	300,000	263,451
2.10%, 3/22/2028	3,144,000	3,017,863
2.65%, 11/20/2040	225,000	158,972
2.85%, 9/3/2041	525,000	373,538
3.15%, 3/22/2030	150,000	142,460
3.40%, 3/22/2041	1,270,000	981,253
3.70%, 3/22/2061 (a)	600,000	401,784
4.13%, 8/15/2046	50,000	39,513
4.27%, 1/15/2036	1,460,000	1,345,040
4.50%, 8/10/2033	500,000	483,415
4.75%, 1/15/2033	545,000	536,634
4.75%, 11/1/2041	1,534,000	1,373,620
4.78%, 2/15/2035	372,000	359,211
4.81%, 3/15/2039	290,000	269,717
4.86%, 8/21/2046	1,500,000	1,304,475
5.00%, 1/15/2036	1,075,000	1,048,243
5.01%, 4/15/2049	114,000	100,587
5.01%, 8/21/2054	609,000	526,541
5.25%, 3/16/2037 (a)	361,000	356,978
5.40%, 7/2/2037	700,000	698,145
5.50%, 2/23/2054 (a)	1,750,000	1,649,532
5.75%, 11/30/2045	760,000	739,153
5.88%, 11/30/2055	965,000	936,378
6.00%, 11/30/2065	1,633,000	1,582,769
6.55%, 9/15/2043	1,365,000	1,466,979
7.75%, 12/1/2030	1,305,000	1,459,120
Vodafone Group PLC:
4.80%, 6/18/2031	500,000	496,580
4.88%, 6/19/2049	60,000	50,954
5.35%, 6/18/2036	500,000	495,895
5.63%, 2/10/2053	216,000	200,787
5.75%, 6/28/2054	329,000	310,520
5.75%, 2/10/2063	892,000	827,838
5.88%, 6/28/2064	793,000	748,719
6.10%, 6/18/2056	500,000	490,985
6.15%, 2/27/2037	338,000	357,705
		85,859,861
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
4.65%, 3/12/2031	105,000	103,693
6.05%, 5/14/2034	300,000	313,302
6.35%, 3/15/2040	826,000	862,963
Security Description	Principal Amount	Value
Mattel, Inc. 5.45%, 11/1/2041	$1,165,000	$1,067,443
		2,347,401
TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	908,000	799,231
4.40%, 3/15/2042	100,000	88,735
5.05%, 3/1/2041	1,000,000	966,660
5.20%, 4/15/2054	1,000,000	930,830
5.40%, 6/1/2041	34,000	34,080
5.50%, 3/15/2055	868,000	843,080
5.55%, 3/15/2056	220,000	215,497
5.80%, 3/15/2056	350,000	354,144
6.15%, 5/1/2037	100,000	109,070
Canadian National Railway Co.:
2.45%, 5/1/2050	6,000	3,549
3.20%, 8/2/2046 (a)	200,000	142,564
3.85%, 8/5/2032	200,000	190,260
4.20%, 3/12/2031	805,000	788,505
4.35%, 5/12/2029	120,000	119,255
4.45%, 1/20/2049	146,000	124,091
4.95%, 5/12/2036	500,000	496,740
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	1,800,000	1,600,758
2.88%, 11/15/2029	200,000	189,608
4.00%, 3/15/2029	55,000	54,168
5.50%, 3/15/2056	85,000	82,169
6.13%, 9/15/2115	355,000	368,320
7.13%, 10/15/2031	70,000	77,383
CSX Corp.:
3.35%, 9/15/2049	100,000	70,115
3.80%, 11/1/2046	500,000	388,590
4.25%, 3/15/2029	300,000	297,900
4.25%, 11/1/2066	65,000	49,483
4.30%, 3/1/2048	68,000	56,313
4.65%, 3/1/2068	1,056,000	870,830
4.75%, 5/30/2042	655,000	602,207
4.75%, 11/15/2048	100,000	88,307
5.05%, 6/15/2035	750,000	751,815
6.22%, 4/30/2040	945,000	1,020,647
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	49,413	42,648
FedEx Corp.:
3.10%, 8/5/2029	365,000	349,097
3.25%, 5/15/2041	51,000	40,007
4.05%, 2/15/2048	178,000	144,089
4.10%, 2/1/2045	326,000	271,203
4.25%, 5/15/2030	200,000	197,356
4.40%, 1/15/2047	415,000	354,290
4.55%, 4/1/2046	184,000	160,853
4.75%, 11/15/2045 (a)	200,000	179,634
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.95%, 10/17/2048	$180,000	$162,356
5.10%, 1/15/2044	102,000	96,914
5.25%, 5/15/2050	230,000	217,286
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	405,000	399,403
4.65%, 3/15/2031 (b)	225,000	220,921
4.95%, 3/15/2033 (b)	500,000	489,800
5.25%, 3/15/2036 (b)	180,000	175,262
GXO Logistics, Inc.:
6.25%, 5/6/2029	320,000	330,698
6.50%, 5/6/2034	250,000	261,932
Kirby Corp. 4.20%, 3/1/2028	100,000	99,338
Norfolk Southern Corp.:
3.00%, 3/15/2032	357,000	326,598
3.95%, 10/1/2042	487,000	400,830
4.05%, 8/15/2052	400,000	307,916
4.15%, 2/28/2048	155,000	124,764
4.45%, 3/1/2033	100,000	97,902
4.45%, 6/15/2045	100,000	86,128
5.10%, 5/1/2035	100,000	100,536
5.10%, 8/1/2118	172,000	150,278
5.35%, 8/1/2054 (a)	1,125,000	1,061,651
5.55%, 3/15/2034	200,000	207,292
Ryder System, Inc.:
4.30%, 12/1/2030	265,000	261,150
Series MTN, 4.85%, 6/15/2030	1,030,000	1,035,387
5.00%, 3/15/2030	1,126,000	1,136,641
Union Pacific Corp.:
2.40%, 2/5/2030	560,000	520,520
2.80%, 2/14/2032	150,000	136,509
2.97%, 9/16/2062	200,000	116,910
3.25%, 2/5/2050	100,000	68,858
3.35%, 8/15/2046	235,000	169,691
3.38%, 2/14/2042 (a)	30,000	23,610
3.50%, 2/14/2053	1,073,000	757,087
3.55%, 5/20/2061	200,000	135,348
3.75%, 2/5/2070	645,000	439,742
3.80%, 10/1/2051	200,000	150,196
3.84%, 3/20/2060	350,000	252,175
3.95%, 8/15/2059	171,000	126,622
4.05%, 11/15/2045	782,000	637,197
4.05%, 3/1/2046	256,000	207,713
4.10%, 9/15/2067	274,000	202,607
4.50%, 9/10/2048	200,000	170,190
5.15%, 1/20/2063	839,000	771,410
6.63%, 2/1/2029	100,000	105,509
United Parcel Service, Inc.:
3.40%, 11/15/2046	400,000	289,068
3.63%, 10/1/2042	190,000	150,879
4.25%, 3/15/2049	685,000	556,014
4.45%, 4/1/2030 (a)	145,000	145,115
4.88%, 11/15/2040	400,000	378,852
Security Description	Principal Amount	Value
5.05%, 3/3/2053	$112,000	$101,079
5.50%, 5/22/2054	100,000	96,411
5.60%, 5/22/2064	800,000	770,528
5.95%, 5/14/2055 (a)	1,000,000	1,021,770
6.05%, 5/14/2065	1,480,000	1,517,562
6.20%, 1/15/2038 (a)	500,000	542,535
		32,826,771
TRUCKING & LEASING — 0.1%
GATX Corp.:
5.45%, 9/15/2033	272,000	277,641
6.05%, 6/5/2054	2,500,000	2,526,150
		2,803,791
WATER — 0.3%
American Water Capital Corp.:
2.30%, 6/1/2031	788,000	704,180
2.95%, 9/1/2027	100,000	98,452
3.45%, 6/1/2029	1,000,000	969,740
4.20%, 9/1/2048	950,000	765,690
4.45%, 6/1/2032	926,000	909,100
4.63%, 6/1/2029	595,000	595,399
5.20%, 4/1/2036	250,000	249,675
5.70%, 9/1/2055	200,000	197,968
Essential Utilities, Inc.:
4.28%, 5/1/2049	950,000	758,566
4.80%, 8/15/2027	375,000	375,945
5.13%, 3/15/2036	244,000	240,589
5.25%, 8/15/2035	175,000	174,652
		6,039,956
TOTAL CORPORATE BONDS & NOTES (Cost $2,104,963,210)		2,082,983,834

	Shares
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	5,438,691	5,438,691
State Street Navigator Securities Lending Portfolio II (h) (i)	54,800,485	54,800,485
TOTAL SHORT-TERM INVESTMENTS (Cost $60,239,176)		60,239,176
TOTAL INVESTMENTS — 101.1% (Cost $2,165,202,386)		2,143,223,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(23,562,114)
NET ASSETS — 100.0%		$2,119,660,896

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,082,983,834	$—	$2,082,983,834
Short-Term Investments	60,239,176	—	—	60,239,176
TOTAL INVESTMENTS	$60,239,176	$2,082,983,834	$—	$2,143,223,010
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,302,533	$9,302,533	$309,251,531	$313,115,373	$—	$—	5,438,691	$5,438,691	$398,217
State Street Navigator Securities Lending Portfolio II	90,475,855	90,475,855	450,144,468	485,819,838	—	—	54,800,485	54,800,485	294,841
Total		$99,778,388	$759,395,999	$798,935,211	$—	$—		$60,239,176	$693,058
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$764,019	$683,888
1.50%, 12/1/2035	2,742,060	2,453,628
1.50%, 2/1/2036	2,301,245	2,059,214
1.50%, 4/1/2036	1,308,432	1,169,488
1.50%, 5/1/2036	5,057,440	4,515,559
1.50%, 6/1/2036	687,946	616,805
1.50%, 7/1/2036	579,317	517,531
1.50%, 12/1/2036	729,596	651,220
1.50%, 3/1/2037	9,091,976	8,108,507
1.50%, 4/1/2037	6,804,513	6,068,477
1.50%, 5/1/2041	3,289,546	2,741,234
1.50%, 1/1/2042	1,420,615	1,180,304
1.50%, 12/1/2050	2,012,208	1,545,481
1.50%, 2/1/2051	7,075,795	5,424,384
1.50%, 5/1/2051	2,161,392	1,656,245
1.50%, 6/1/2051	12,587,308	9,644,994
1.50%, 10/1/2051	7,971,364	6,106,802
1.50%, 11/1/2051	1,949,513	1,493,432
1.50%, 3/1/2052	1,948,787	1,492,649
2.00%, 3/1/2028	41,373	40,530
2.00%, 2/1/2032	934,365	886,318
2.00%, 7/1/2035	715,277	654,173
2.00%, 8/1/2035	2,033,192	1,863,761
2.00%, 9/1/2035	9,158,395	8,383,226
2.00%, 10/1/2035	126,581	116,003
2.00%, 11/1/2035	4,077,880	3,735,694
2.00%, 1/1/2036	760,250	694,779
2.00%, 4/1/2036	2,965,697	2,706,614
2.00%, 6/1/2036	925,252	845,250
2.00%, 8/1/2036	4,056,472	3,700,953
2.00%, 9/1/2036	4,435,557	4,059,011
2.00%, 10/1/2036	2,313,711	2,116,662
2.00%, 11/1/2036	278,225	253,701
2.00%, 12/1/2036	14,244,386	12,987,213
2.00%, 1/1/2037	4,296,395	3,916,710
2.00%, 2/1/2037	3,418,891	3,119,511
2.00%, 3/1/2037	566,445	517,967
2.00%, 4/1/2037	4,615,136	4,211,218
2.00%, 6/1/2037	2,548,631	2,330,028
2.00%, 5/1/2041	5,717,482	4,953,314
2.00%, 7/1/2041	4,463,188	3,861,095
2.00%, 8/1/2041	6,557,088	5,668,435
2.00%, 3/1/2042	8,172,873	7,043,093
2.00%, 4/1/2042	1,377,482	1,186,205
2.00%, 8/1/2050	5,460,950	4,421,045
2.00%, 9/1/2050	15,905,704	12,912,940
2.00%, 10/1/2050	10,502,836	8,496,489
2.00%, 11/1/2050	28,434,764	22,990,299
2.00%, 12/1/2050	23,224,252	18,778,413
2.00%, 1/1/2051	30,986,459	25,031,799
2.00%, 2/1/2051	31,050,242	25,139,227
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$13,845,639	$11,182,236
2.00%, 4/1/2051	30,457,512	24,586,192
2.00%, 5/1/2051	7,579,745	6,164,516
2.00%, 6/1/2051	1,578,838	1,276,784
2.00%, 7/1/2051	580,885	468,044
2.00%, 8/1/2051	4,720,987	3,802,251
2.00%, 9/1/2051	35,655,201	28,731,705
2.00%, 10/1/2051	7,305,813	5,879,326
2.00%, 11/1/2051	48,965,523	39,353,662
2.00%, 12/1/2051	31,438,834	25,300,246
2.00%, 1/1/2052	3,397,624	2,730,831
2.00%, 2/1/2052	42,230,747	33,953,213
2.00%, 3/1/2052	15,532,993	12,508,839
2.00%, 6/1/2052	14,144,277	11,411,637
2.50%, 4/1/2027	24,995	24,767
2.50%, 9/1/2027	31,175	30,805
2.50%, 10/1/2027	14,679	14,491
2.50%, 1/1/2028	43,976	43,416
2.50%, 4/1/2028	20,339	19,984
2.50%, 5/1/2028	15,865	15,661
2.50%, 6/1/2028	13,798	13,547
2.50%, 10/1/2029	6,935	6,776
2.50%, 1/1/2031	33,607	32,547
2.50%, 6/1/2031	176,419	170,129
2.50%, 10/1/2031	231,115	222,201
2.50%, 9/1/2032	419,947	404,384
2.50%, 11/1/2032	48,315	46,031
2.50%, 2/1/2033	38,059	36,255
2.50%, 4/1/2033	1,321,783	1,257,998
2.50%, 12/1/2033	943,977	898,831
2.50%, 1/1/2035	725,258	684,937
2.50%, 2/1/2035	306,682	288,119
2.50%, 4/1/2035	262,264	246,233
2.50%, 5/1/2035	878,317	824,493
2.50%, 7/1/2035	3,168,103	2,979,853
2.50%, 8/1/2035	1,787,924	1,677,534
2.50%, 9/1/2035	1,437,902	1,348,902
2.50%, 10/1/2035	667,168	625,873
2.50%, 11/1/2035	903,170	846,990
2.50%, 12/1/2035	347,378	325,717
2.50%, 1/1/2036	444,301	416,528
2.50%, 4/1/2036	339,113	317,693
2.50%, 7/1/2036	1,349,319	1,263,466
2.50%, 10/1/2036	514,454	481,483
2.50%, 1/1/2037	1,220,764	1,142,150
2.50%, 3/1/2037	746,161	697,911
2.50%, 4/1/2037	2,321,623	2,173,004
2.50%, 6/1/2037	5,675,510	5,317,377
2.50%, 2/1/2040	1,973,408	1,784,639
2.50%, 5/1/2040	83,633	75,521
2.50%, 8/1/2040	482,020	434,819
2.50%, 9/1/2040	2,196,497	1,981,409
2.50%, 6/1/2041	337,142	300,605
2.50%, 12/1/2041	2,097,864	1,866,621
2.50%, 4/1/2042	2,624,303	2,317,674
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2.50%, 6/1/2042	$5,130,818	$4,566,848
2.50%, 4/1/2043	46,742	41,369
2.50%, 9/1/2046	71,851	61,836
2.50%, 1/1/2050	40,524	34,337
2.50%, 4/1/2050	871,883	747,474
2.50%, 5/1/2050	1,731,629	1,467,396
2.50%, 6/1/2050	8,095,189	6,909,349
2.50%, 7/1/2050	1,234,914	1,054,435
2.50%, 8/1/2050	7,820,404	6,621,153
2.50%, 9/1/2050	14,557,731	12,465,256
2.50%, 10/1/2050	39,202,419	33,483,979
2.50%, 11/1/2050	7,247,840	6,129,656
2.50%, 12/1/2050	11,156,913	9,432,188
2.50%, 1/1/2051	17,468,810	14,703,253
2.50%, 2/1/2051	4,433,590	3,752,137
2.50%, 3/1/2051	1,914,299	1,617,185
2.50%, 4/1/2051	2,719,874	2,277,275
2.50%, 6/1/2051	7,090,561	5,929,790
2.50%, 7/1/2051	4,623,409	3,898,649
2.50%, 8/1/2051	6,827,593	5,755,192
2.50%, 9/1/2051	43,515,751	36,708,671
2.50%, 10/1/2051	10,415,278	8,785,984
2.50%, 11/1/2051	29,586,667	24,912,038
2.50%, 12/1/2051	34,377,192	29,011,492
2.50%, 1/1/2052	8,039,985	6,783,888
2.50%, 2/1/2052	28,813,992	24,196,459
2.50%, 3/1/2052	9,772,496	8,239,445
2.50%, 4/1/2052	36,530,643	30,934,358
2.50%, 5/1/2052	55,904,207	47,079,766
2.50%, 7/1/2052	3,136,336	2,640,802
2.50%, 1/1/2054	12,811,708	10,819,233
3.00%, 10/1/2026	2,184	2,176
3.00%, 11/1/2026	5,952	5,921
3.00%, 3/1/2027	58,133	57,761
3.00%, 6/1/2027	8,757	8,684
3.00%, 10/1/2028	6,370	6,311
3.00%, 2/1/2029	5,187	5,098
3.00%, 7/1/2029	10,022	9,864
3.00%, 8/1/2029	30,733	30,237
3.00%, 9/1/2029	7,324	7,203
3.00%, 10/1/2030	43,840	42,861
3.00%, 11/1/2030	59,112	57,778
3.00%, 12/1/2030	191,269	186,919
3.00%, 2/1/2031	179,378	174,781
3.00%, 8/1/2031	46,473	45,173
3.00%, 11/1/2031	35,388	34,641
3.00%, 2/1/2032	39,003	37,839
3.00%, 5/1/2032	123,221	119,102
3.00%, 6/1/2032	97,396	94,111
3.00%, 7/1/2032	47,529	45,909
3.00%, 10/1/2032	64,483	62,204
3.00%, 12/1/2032	1,150,258	1,109,113
3.00%, 1/1/2033	42,073	40,660
3.00%, 2/1/2033	57,188	55,135
3.00%, 3/1/2033	1,147,598	1,103,673
Security Description	Principal Amount	Value
3.00%, 4/1/2033	$1,216,369	$1,181,897
3.00%, 5/1/2033	35,384	34,063
3.00%, 7/1/2033	365,400	353,391
3.00%, 9/1/2034	938,972	899,814
3.00%, 1/1/2035	1,196,253	1,147,545
3.00%, 4/1/2035	134,753	128,332
3.00%, 6/1/2035	152,148	144,746
3.00%, 7/1/2035	2,678,047	2,549,357
3.00%, 12/1/2035	4,205,743	4,002,852
3.00%, 4/1/2036	114,696	108,663
3.00%, 8/1/2036	193,675	185,255
3.00%, 9/1/2036	113,271	107,767
3.00%, 6/1/2037	604,701	579,120
3.00%, 11/1/2037	1,845,673	1,745,354
3.00%, 1/1/2038	69,863	65,581
3.00%, 2/1/2038	432,949	407,707
3.00%, 7/1/2038	1,381,416	1,306,331
3.00%, 11/1/2039	59,548	55,243
3.00%, 4/1/2042	2,209,929	2,014,229
3.00%, 6/1/2042	1,349,249	1,229,411
3.00%, 8/1/2042	96,388	87,827
3.00%, 9/1/2042	76,416	69,629
3.00%, 11/1/2042	600,363	548,698
3.00%, 1/1/2043	292,750	267,075
3.00%, 2/1/2043	419,223	382,491
3.00%, 3/1/2043	122,374	110,903
3.00%, 4/1/2043	1,073,012	970,997
3.00%, 5/1/2043	522,809	476,716
3.00%, 6/1/2043	31,674	28,705
3.00%, 7/1/2043	53,507	48,492
3.00%, 8/1/2043	34,155	30,953
3.00%, 9/1/2043	34,716	31,462
3.00%, 10/1/2043	36,287	32,885
3.00%, 12/1/2044	70,816	63,904
3.00%, 1/1/2045	284,755	257,247
3.00%, 6/1/2045	287,436	259,188
3.00%, 7/1/2045	377,780	340,713
3.00%, 8/1/2045	310,929	283,662
3.00%, 5/1/2046	82,447	73,838
3.00%, 6/1/2046	1,615,233	1,461,519
3.00%, 7/1/2046	4,254,294	3,830,384
3.00%, 8/1/2046	800,571	716,271
3.00%, 9/1/2046	1,509,827	1,345,906
3.00%, 10/1/2046	548,058	491,134
3.00%, 11/1/2046	120,144	107,599
3.00%, 12/1/2046	2,791,307	2,498,464
3.00%, 1/1/2047	570,477	510,487
3.00%, 2/1/2047	5,485,199	4,892,936
3.00%, 5/1/2047	574,389	516,618
3.00%, 7/1/2047	608,613	544,541
3.00%, 12/1/2047	191,245	170,675
3.00%, 1/1/2048	781,831	697,739
3.00%, 2/1/2048	73,555	65,644
3.00%, 3/1/2048	441,503	394,016
3.00%, 10/1/2048	427,471	381,493
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.00%, 5/1/2049	$73,394	$64,791
3.00%, 7/1/2049	41,489	36,626
3.00%, 8/1/2049	934,355	824,827
3.00%, 9/1/2049	742,786	655,714
3.00%, 10/1/2049	1,802,452	1,599,848
3.00%, 12/1/2049	386,068	343,590
3.00%, 1/1/2050	952,242	843,355
3.00%, 2/1/2050	9,144,015	8,111,366
3.00%, 3/1/2050	802,479	714,186
3.00%, 4/1/2050	5,528,817	4,890,171
3.00%, 5/1/2050	304,896	270,839
3.00%, 8/1/2050	2,168,864	1,929,908
3.00%, 9/1/2050	4,121,846	3,619,759
3.00%, 11/1/2050	3,360,456	2,950,677
3.00%, 1/1/2051	1,649,314	1,455,277
3.00%, 4/1/2051	1,235,765	1,086,841
3.00%, 5/1/2051	4,743,483	4,179,402
3.00%, 6/1/2051	16,899,546	14,863,707
3.00%, 7/1/2051	17,415,418	15,368,350
3.00%, 10/1/2051	2,736,331	2,402,337
3.00%, 11/1/2051	1,297,577	1,138,393
3.00%, 12/1/2051	4,445,067	3,896,149
3.00%, 1/1/2052	6,373,710	5,587,774
3.00%, 2/1/2052	8,942,897	7,850,860
3.00%, 3/1/2052	18,819,688	16,485,475
3.00%, 4/1/2052	9,391,996	8,251,235
3.00%, 5/1/2052	12,201,600	10,700,185
3.00%, 6/1/2052	5,833,631	5,138,121
3.00%, 8/1/2052	15,670,296	13,710,113
3.00%, 10/1/2052	1,947,427	1,703,222
3.50%, 10/1/2026	1,450	1,446
3.50%, 1/1/2029	4,038	3,991
3.50%, 3/1/2029	103,254	102,196
3.50%, 4/1/2029	33,895	33,544
3.50%, 6/1/2029	9,068	8,980
3.50%, 8/1/2029	4,861	4,811
3.50%, 9/1/2029	120,832	119,373
3.50%, 2/1/2030	3,315	3,279
3.50%, 1/1/2034	40,037	38,949
3.50%, 3/1/2034	134,361	130,226
3.50%, 8/1/2034	47,938	46,361
3.50%, 7/1/2035	70,082	67,726
3.50%, 10/1/2037	718,482	689,366
3.50%, 7/1/2038	1,572,682	1,503,623
3.50%, 2/1/2039	32,465	31,063
3.50%, 3/1/2039	96,302	91,771
3.50%, 4/1/2039	52,255	49,768
3.50%, 2/1/2040	889,843	851,781
3.50%, 10/1/2041	386,943	365,415
3.50%, 2/1/2042	254,513	240,305
3.50%, 7/1/2042	9,505	8,935
3.50%, 8/1/2042	362,670	342,013
3.50%, 9/1/2042	87,738	82,388
3.50%, 3/1/2043	51,812	48,515
3.50%, 5/1/2043	136,869	128,144
Security Description	Principal Amount	Value
3.50%, 8/1/2043	$714,659	$668,268
3.50%, 11/1/2043	21,263	19,910
3.50%, 12/1/2043	372,896	351,818
3.50%, 1/1/2044	221,574	208,063
3.50%, 5/1/2044	64,731	60,219
3.50%, 6/1/2044	36,799	34,281
3.50%, 8/1/2044	50,734	47,219
3.50%, 10/1/2044	273,387	254,674
3.50%, 11/1/2044	29,211	27,212
3.50%, 12/1/2044	203,517	189,383
3.50%, 1/1/2045	369,009	343,311
3.50%, 2/1/2045	68,089	63,429
3.50%, 3/1/2045	142,370	133,411
3.50%, 7/1/2045	66,052	61,433
3.50%, 8/1/2045	66,225	61,494
3.50%, 10/1/2045	62,799	58,313
3.50%, 11/1/2045	129,368	120,029
3.50%, 12/1/2045	404,283	374,932
3.50%, 1/1/2046	369,257	343,137
3.50%, 3/1/2046	511,157	474,402
3.50%, 5/1/2046	162,180	149,954
3.50%, 7/1/2046	2,239,271	2,089,926
3.50%, 12/1/2046	202,352	187,186
3.50%, 2/1/2047	2,763,691	2,556,463
3.50%, 6/1/2047	997,149	924,268
3.50%, 7/1/2047	115,174	106,136
3.50%, 8/1/2047	102,905	94,952
3.50%, 9/1/2047	2,396,680	2,209,288
3.50%, 10/1/2047	697,150	643,140
3.50%, 11/1/2047	1,215,081	1,141,863
3.50%, 12/1/2047	133,700	123,368
3.50%, 2/1/2048	632,703	583,061
3.50%, 3/1/2048	3,567,437	3,276,693
3.50%, 5/1/2048	134,239	124,055
3.50%, 6/1/2048	88,736	81,734
3.50%, 7/1/2048	1,099,989	1,011,905
3.50%, 11/1/2048	475,146	439,676
3.50%, 2/1/2049	1,597,745	1,472,374
3.50%, 3/1/2049	1,084,099	998,545
3.50%, 4/1/2049	386,402	354,660
3.50%, 6/1/2049	78,903	72,414
3.50%, 7/1/2049	569,698	522,843
3.50%, 8/1/2049	984,385	906,539
3.50%, 9/1/2049	1,304,028	1,201,530
3.50%, 10/1/2049	453,532	417,833
3.50%, 12/1/2049	17,806,818	16,478,586
3.50%, 1/1/2050	12,764,738	11,698,139
3.50%, 5/1/2050	1,270,629	1,165,976
3.50%, 6/1/2050	261,469	239,950
3.50%, 5/1/2051	442,851	405,219
3.50%, 6/1/2051	1,161,227	1,062,310
3.50%, 7/1/2051	130,940	119,776
3.50%, 9/1/2051	334,016	305,486
3.50%, 11/1/2051	4,547,290	4,171,142
3.50%, 2/1/2052	1,036,922	948,796
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.50%, 3/1/2052	$8,508,635	$7,727,047
3.50%, 4/1/2052	2,987,394	2,726,068
3.50%, 5/1/2052	588,118	534,819
3.50%, 7/1/2052	1,166,099	1,066,385
3.50%, 9/1/2052	25,880,379	23,534,946
3.50%, 11/1/2052	12,378,920	11,257,069
4.00%, 2/1/2027	5	5
4.00%, 11/1/2033	15,364	15,143
4.00%, 6/1/2035	37,218	36,620
4.00%, 4/1/2038	1,008,735	986,824
4.00%, 10/1/2039	154,510	149,308
4.00%, 12/1/2039	393,865	384,028
4.00%, 10/1/2040	334,192	322,918
4.00%, 12/1/2040	119,371	115,334
4.00%, 1/1/2041	207,397	200,385
4.00%, 2/1/2041	6,978,050	6,778,765
4.00%, 12/1/2041	25,282	24,460
4.00%, 2/1/2042	58,333	56,365
4.00%, 4/1/2042	11,921	11,533
4.00%, 6/1/2042	47,204	45,481
4.00%, 10/1/2043	63,249	61,192
4.00%, 12/1/2043	373,396	359,302
4.00%, 5/1/2044	27,657	26,483
4.00%, 7/1/2044	90,971	87,061
4.00%, 8/1/2044	48,404	46,293
4.00%, 10/1/2044	44,561	42,671
4.00%, 11/1/2044	213,511	204,203
4.00%, 12/1/2044	12,271	11,751
4.00%, 2/1/2045	234,188	223,875
4.00%, 4/1/2045	14,735	14,102
4.00%, 5/1/2045	527,206	506,947
4.00%, 9/1/2045	50,793	48,556
4.00%, 10/1/2045	288,325	275,687
4.00%, 11/1/2045	167,058	159,701
4.00%, 12/1/2045	131,597	125,901
4.00%, 1/1/2046	295,759	283,442
4.00%, 2/1/2046	1,012,887	968,301
4.00%, 9/1/2046	74,190	71,311
4.00%, 12/1/2046	112,721	107,757
4.00%, 1/1/2047	1,666,362	1,588,719
4.00%, 2/1/2047	727,336	692,798
4.00%, 5/1/2047	48,223	45,783
4.00%, 6/1/2047	56,261	53,473
4.00%, 7/1/2047	206,569	196,698
4.00%, 8/1/2047	108,459	103,085
4.00%, 9/1/2047	54,251	51,563
4.00%, 11/1/2047	117,911	112,459
4.00%, 12/1/2047	61,615	58,562
4.00%, 2/1/2048	424,094	402,594
4.00%, 3/1/2048	107,552	102,099
4.00%, 4/1/2048	86,070	81,722
4.00%, 5/1/2048	78,238	74,286
4.00%, 6/1/2048	1,333,647	1,273,618
4.00%, 7/1/2048	82,438	78,274
4.00%, 9/1/2048	750,601	711,779
Security Description	Principal Amount	Value
4.00%, 10/1/2048	$841,720	$796,468
4.00%, 11/1/2048	419,476	399,079
4.00%, 12/1/2048	540,855	516,168
4.00%, 1/1/2049	668,578	642,736
4.00%, 3/1/2049	1,211,685	1,147,887
4.00%, 4/1/2049	1,391,805	1,322,733
4.00%, 6/1/2049	375,810	355,988
4.00%, 7/1/2049	792,658	751,499
4.00%, 8/1/2049	115,469	109,379
4.00%, 9/1/2049	305,618	289,499
4.00%, 12/1/2049	44,468	42,123
4.00%, 1/1/2050	907,676	859,803
4.00%, 4/1/2050	96,102	90,818
4.00%, 5/1/2050	195,665	184,907
4.00%, 6/1/2050	251,748	237,906
4.00%, 7/1/2050	418,663	397,156
4.00%, 2/1/2051	7,721,063	7,313,831
4.00%, 4/1/2052	4,522,840	4,246,479
4.00%, 5/1/2052	558,167	523,975
4.00%, 7/1/2052	2,546,438	2,390,448
4.00%, 8/1/2052	15,160,302	14,245,939
4.00%, 10/1/2052	13,928,787	13,085,712
4.00%, 11/1/2052	11,222,519	10,533,138
4.00%, 1/1/2053	3,496,583	3,281,523
4.00%, 5/1/2053	4,878,519	4,578,418
4.00%, 1/1/2054	868,368	815,025
4.50%, 2/1/2039	21,681	21,513
4.50%, 11/1/2040	5,742,390	5,674,548
4.50%, 2/1/2041	7,684,655	7,593,868
4.50%, 7/1/2041	44,272	43,810
4.50%, 9/1/2041	11,592	11,471
4.50%, 10/1/2041	94,489	93,629
4.50%, 1/1/2043	1,206,936	1,181,617
4.50%, 10/1/2043	28,519	28,176
4.50%, 3/1/2044	32,985	32,517
4.50%, 7/1/2044	119,380	117,686
4.50%, 8/1/2044	194,606	192,024
4.50%, 9/1/2044	79,746	78,704
4.50%, 10/1/2044	31,340	30,852
4.50%, 7/1/2045	113,290	112,261
4.50%, 8/1/2045	14,075	13,916
4.50%, 3/1/2046	123,809	121,877
4.50%, 8/1/2046	77,424	76,111
4.50%, 3/1/2047	172,381	169,155
4.50%, 7/1/2047	189,961	187,268
4.50%, 12/1/2047	88,966	87,121
4.50%, 6/1/2048	609,813	596,351
4.50%, 7/1/2048	31,459	30,726
4.50%, 8/1/2048	94,969	92,641
4.50%, 9/1/2048	1,061,611	1,036,300
4.50%, 11/1/2048	16,894	16,500
4.50%, 1/1/2049	881,828	861,565
4.50%, 3/1/2049	1,951,625	1,907,341
4.50%, 4/1/2049	88,657	86,406
4.50%, 5/1/2049	190,760	185,934
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.50%, 8/1/2049	$2,697,750	$2,625,578
4.50%, 9/1/2049	296,556	289,053
4.50%, 2/1/2050	345,229	336,496
4.50%, 4/1/2050	471,798	458,316
4.50%, 6/1/2052	3,581,381	3,461,008
4.50%, 7/1/2052	182,969	177,009
4.50%, 9/1/2052	2,560,593	2,475,030
4.50%, 10/1/2052	13,811,056	13,343,233
4.50%, 11/1/2052	4,742,336	4,581,258
4.50%, 12/1/2052	1,908,561	1,843,558
4.50%, 1/1/2053	5,399,636	5,215,732
4.50%, 5/1/2053	8,507,194	8,198,928
4.50%, 9/1/2053	3,585,541	3,480,737
4.50%, 4/1/2056	5,000,592	4,793,248
5.00%, 12/1/2033	87,925	88,549
5.00%, 2/1/2038	540,906	545,921
5.00%, 9/1/2038	11,199	11,301
5.00%, 9/1/2039	41,721	42,113
5.00%, 12/1/2039	147,868	149,069
5.00%, 1/1/2040	68,403	68,958
5.00%, 4/1/2040	3,439,858	3,454,360
5.00%, 6/1/2040	5,553,271	5,576,683
5.00%, 8/1/2040	2,714,213	2,725,656
5.00%, 2/1/2041	4,175,701	4,193,304
5.00%, 12/1/2041	30,791	31,057
5.00%, 12/1/2044	2,445,012	2,440,652
5.00%, 7/1/2045	7,722,838	7,696,136
5.00%, 1/1/2046	4,764,595	4,742,609
5.00%, 7/1/2048	96,660	96,989
5.00%, 8/1/2048	476,232	477,235
5.00%, 9/1/2048	1,107,501	1,109,933
5.00%, 5/1/2049	719,714	720,953
5.00%, 9/1/2049	2,982,923	2,988,854
5.00%, 10/1/2049	1,283,167	1,285,890
5.00%, 11/1/2049	461,603	462,398
5.00%, 3/1/2050	1,075,178	1,077,029
5.00%, 7/1/2050	776,764	778,412
5.00%, 7/1/2052	1,178,906	1,168,235
5.00%, 8/1/2052	1,031,735	1,027,527
5.00%, 9/1/2052	9,692,849	9,590,692
5.00%, 10/1/2052	10,365,853	10,265,617
5.00%, 12/1/2052	6,389,849	6,349,852
5.00%, 1/1/2053	1,343,387	1,331,227
5.00%, 2/1/2053	19,247,564	19,030,680
5.00%, 4/1/2053	2,317,897	2,289,753
5.00%, 6/1/2053	1,495,292	1,479,227
5.00%, 7/1/2053	14,596,201	14,433,094
5.00%, 9/1/2053	1,947,143	1,934,965
5.00%, 12/1/2053	4,484,349	4,436,202
5.00%, 9/1/2054	694,653	684,041
5.00%, 11/1/2054	15,765,680	15,544,755
5.00%, 1/1/2055	22,801,446	22,481,928
5.00%, 2/1/2056	84,487,150	83,048,776
5.00%, 4/1/2056	20,993,976	20,633,044
5.00%, 5/1/2056	30,017,897	29,501,823
Security Description	Principal Amount	Value
5.50%, 9/1/2035	$1,930	$1,977
5.50%, 12/1/2036	5,703	5,853
5.50%, 7/1/2037	58,110	59,641
5.50%, 4/1/2038	23,821	24,523
5.50%, 5/1/2038	2,013	2,072
5.50%, 8/1/2038	71,140	73,014
5.50%, 8/1/2040	7,972,765	8,098,090
5.50%, 1/1/2046	2,758,820	2,789,825
5.50%, 11/1/2052	466,485	471,908
5.50%, 12/1/2052	2,416,556	2,454,277
5.50%, 2/1/2053	20,067,929	20,269,206
5.50%, 3/1/2053	2,094,477	2,130,304
5.50%, 4/1/2053	351,771	356,141
5.50%, 5/1/2053	2,031,119	2,057,532
5.50%, 7/1/2053	23,908,545	24,101,778
5.50%, 8/1/2053	176,058	177,456
5.50%, 9/1/2053	2,304,634	2,331,605
5.50%, 1/1/2054	12,857,720	13,039,679
5.50%, 3/1/2054	30,696,764	30,882,542
5.50%, 6/1/2054	724,170	728,656
5.50%, 10/1/2054	4,299,632	4,361,316
5.50%, 11/1/2054	38,790,432	39,013,504
5.50%, 1/1/2055	4,609,297	4,648,386
5.50%, 5/1/2055	4,423,987	4,444,300
5.50%, 6/1/2055	25,487,129	25,619,134
5.50%, 8/1/2055	25,415,426	25,516,060
5.50%, 9/1/2055	14,876,428	15,062,990
5.50%, 10/1/2055	28,731,549	28,845,314
5.50%, 1/1/2056	1,012,067	1,017,631
6.00%, 10/1/2038	213,915	220,138
6.00%, 7/1/2040	139,932	146,326
6.00%, 10/1/2052	1,659,848	1,701,493
6.00%, 12/1/2052	312,592	320,777
6.00%, 2/1/2053	8,523,220	8,736,800
6.00%, 3/1/2053	1,242,223	1,288,996
6.00%, 4/1/2053	723,016	747,622
6.00%, 8/1/2053	4,352,645	4,456,891
6.00%, 9/1/2053	6,270,241	6,486,663
6.00%, 10/1/2053	1,594,303	1,635,995
6.00%, 11/1/2053	17,280,410	17,695,580
6.00%, 12/1/2053	8,944,014	9,154,938
6.00%, 4/1/2054	1,468,914	1,517,502
6.00%, 6/1/2054	19,469,042	19,954,262
6.00%, 8/1/2054	41,794,874	42,827,982
6.00%, 9/1/2054	7,409,521	7,579,949
6.00%, 3/1/2055	24,270,480	24,833,017
6.00%, 6/1/2055	13,090,754	13,374,505
6.00%, 8/1/2055	52,946,546	54,097,119
6.00%, 9/1/2055	20,411,416	20,858,101
6.00%, 11/1/2055	6,697,375	6,844,967
6.00%, 12/1/2055	4,304,845	4,400,372
6.50%, 1/1/2053	3,001,500	3,119,399
6.50%, 2/1/2053	727,000	759,968
6.50%, 5/1/2053	295,127	307,975
6.50%, 6/1/2053	1,225,843	1,269,611
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.50%, 8/1/2053	$1,186,079	$1,233,402
6.50%, 10/1/2053	9,268,200	9,599,114
6.50%, 11/1/2053	1,785,368	1,858,671
6.50%, 12/1/2053	15,373,153	16,027,768
6.50%, 1/1/2054	6,368,439	6,595,819
6.50%, 2/1/2054	2,877,554	3,002,821
6.50%, 10/1/2054	1,778,743	1,839,194
6.50%, 2/1/2055	2,683,124	2,774,310
6.50%, 4/1/2055	9,008,795	9,313,018
6.50%, 6/1/2055	9,725,988	10,054,431
6.50%, 9/1/2055	8,434,679	8,725,130
6.50%, 10/1/2055	1,747,238	1,835,412
7.00%, 1/1/2054	4,233,976	4,466,220
7.00%, 9/1/2055	4,950,330	5,218,642
Federal National Mortgage Association:
1.50%, 10/1/2035	954,636	854,514
1.50%, 11/1/2035	1,858,836	1,666,956
1.50%, 12/1/2035	1,473,413	1,321,596
1.50%, 1/1/2036	1,424,312	1,274,273
1.50%, 2/1/2036	4,436,266	3,970,452
1.50%, 3/1/2036	524,990	469,322
1.50%, 4/1/2036	681,304	607,615
1.50%, 6/1/2036	650,976	581,647
1.50%, 7/1/2036	4,049,134	3,617,279
1.50%, 8/1/2036	385,384	344,222
1.50%, 9/1/2036	6,684,825	5,969,803
1.50%, 10/1/2036	694,237	619,873
1.50%, 11/1/2036	1,582,480	1,421,697
1.50%, 12/1/2036	266,373	237,758
1.50%, 1/1/2037	25,491,847	22,749,474
1.50%, 3/1/2037	19,237,623	17,156,711
1.50%, 4/1/2037	2,043,321	1,822,297
1.50%, 5/1/2041	3,986,517	3,322,031
1.50%, 10/1/2041	1,379,213	1,147,187
1.50%, 1/1/2042	3,654,790	3,037,678
1.50%, 3/1/2042	8,175,072	6,794,709
1.50%, 12/1/2050	15,914,621	12,201,561
1.50%, 1/1/2051	5,379,636	4,124,090
1.50%, 2/1/2051	4,604,757	3,535,255
1.50%, 3/1/2051	7,011,474	5,373,340
1.50%, 5/1/2051	737,970	565,496
1.50%, 6/1/2051	1,163,720	896,129
1.50%, 7/1/2051	3,822,981	2,929,349
1.50%, 9/1/2051	3,927,498	3,009,557
1.50%, 10/1/2051	16,029,147	12,279,809
1.50%, 11/1/2051	9,875,144	7,564,890
1.50%, 3/1/2052	1,674,511	1,282,571
1.50%, 4/1/2052	5,828,343	4,465,502
2.00%, 2/1/2028	77,896	76,480
2.00%, 11/1/2031	40,004	38,037
2.00%, 2/1/2032	319,928	303,766
2.00%, 4/1/2035	135,933	124,367
2.00%, 5/1/2035	774,998	708,971
2.00%, 7/1/2035	119,187	108,992
Security Description	Principal Amount	Value
2.00%, 8/1/2035	$2,375,304	$2,179,174
2.00%, 9/1/2035	8,251,877	7,553,391
2.00%, 10/1/2035	6,733,447	6,169,682
2.00%, 11/1/2035	2,068,755	1,891,074
2.00%, 12/1/2035	6,087,003	5,564,413
2.00%, 1/1/2036	2,293,809	2,100,964
2.00%, 2/1/2036	3,325,381	3,043,477
2.00%, 3/1/2036	1,653,813	1,514,241
2.00%, 4/1/2036	2,778,527	2,543,774
2.00%, 5/1/2036	13,588,490	12,438,260
2.00%, 7/1/2036	19,074,095	17,402,196
2.00%, 9/1/2036	275,817	251,393
2.00%, 10/1/2036	1,509,818	1,376,003
2.00%, 11/1/2036	6,771,092	6,174,274
2.00%, 12/1/2036	19,880,320	18,125,734
2.00%, 2/1/2037	1,330,974	1,213,967
2.00%, 3/1/2037	7,480,361	6,834,550
2.00%, 4/1/2037	871,084	796,212
2.00%, 5/1/2037	3,579,592	3,262,330
2.00%, 6/1/2037	8,290,179	7,564,756
2.00%, 8/1/2040	4,627,860	4,037,412
2.00%, 10/1/2040	2,270,784	1,977,918
2.00%, 11/1/2040	4,800,240	4,177,820
2.00%, 12/1/2040	2,724,110	2,369,003
2.00%, 1/1/2041	7,760,253	6,743,272
2.00%, 5/1/2041	1,265,423	1,096,293
2.00%, 6/1/2041	437,308	378,587
2.00%, 10/1/2041	5,161,844	4,467,873
2.00%, 11/1/2041	6,130,261	5,287,983
2.00%, 12/1/2041	743,964	631,317
2.00%, 2/1/2042	2,884,587	2,482,858
2.00%, 4/1/2042	3,354,547	2,890,830
2.00%, 5/1/2042	4,391,411	3,781,621
2.00%, 8/1/2042	4,805,419	4,136,179
2.00%, 6/1/2050	4,178,248	3,385,517
2.00%, 7/1/2050	9,872,127	8,069,025
2.00%, 8/1/2050	3,896,635	3,189,766
2.00%, 9/1/2050	8,817,151	7,160,204
2.00%, 10/1/2050	19,406,585	15,715,420
2.00%, 11/1/2050	66,930,428	54,288,585
2.00%, 12/1/2050	24,105,703	19,534,842
2.00%, 1/1/2051	56,014,021	45,445,066
2.00%, 2/1/2051	70,433,590	57,120,556
2.00%, 3/1/2051	55,772,835	45,144,529
2.00%, 4/1/2051	29,224,586	23,603,414
2.00%, 5/1/2051	31,567,986	25,606,267
2.00%, 6/1/2051	16,751,893	13,398,411
2.00%, 7/1/2051	64,167,545	51,791,285
2.00%, 8/1/2051	20,666,096	16,685,331
2.00%, 9/1/2051	32,861,028	26,455,575
2.00%, 10/1/2051	40,435,603	32,539,215
2.00%, 11/1/2051	99,145,267	79,903,541
2.00%, 12/1/2051	1,074,023	869,577
2.00%, 1/1/2052	9,304,729	7,490,518
2.00%, 2/1/2052	110,065,838	88,517,863
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
2.00%, 3/1/2052	$4,689,179	$3,756,165
2.00%, 4/1/2052	7,103,880	5,710,993
2.00%, 5/1/2052	1,642,633	1,320,673
2.00%, 6/1/2052	3,634,644	2,903,077
2.00%, 10/1/2052	6,683,533	5,375,710
2.50%, 12/1/2027	96,712	95,321
2.50%, 3/1/2028	18,444	18,136
2.50%, 5/1/2028	53,893	52,918
2.50%, 7/1/2028	43,827	42,954
2.50%, 8/1/2028	19,430	19,043
2.50%, 9/1/2028	180,542	177,892
2.50%, 10/1/2028	8,623	8,463
2.50%, 12/1/2028	207,167	203,777
2.50%, 3/1/2029	40,975	40,270
2.50%, 6/1/2029	592,753	583,674
2.50%, 8/1/2029	38,540	37,931
2.50%, 2/1/2030	10,613	10,331
2.50%, 4/1/2030	53,860	52,488
2.50%, 5/1/2030	16,336	15,883
2.50%, 6/1/2030	279,843	271,903
2.50%, 7/1/2030	212,021	208,076
2.50%, 8/1/2030	331,793	323,058
2.50%, 11/1/2030	60,706	58,854
2.50%, 8/1/2031	474,753	457,176
2.50%, 9/1/2031	602,793	580,078
2.50%, 10/1/2031	632,637	614,083
2.50%, 11/1/2031	626,113	602,743
2.50%, 12/1/2031	83,601	80,308
2.50%, 1/1/2032	69,639	66,894
2.50%, 2/1/2032	223,911	215,346
2.50%, 4/1/2032	181,680	173,462
2.50%, 6/1/2032	985,760	950,230
2.50%, 8/1/2032	142,985	137,390
2.50%, 10/1/2032	214,794	204,701
2.50%, 11/1/2032	133,060	126,879
2.50%, 12/1/2032	42,128	40,118
2.50%, 1/1/2033	309,985	296,582
2.50%, 4/1/2033	316,318	304,057
2.50%, 12/1/2033	1,037,700	1,000,757
2.50%, 6/1/2034	93,373	88,218
2.50%, 8/1/2034	367,277	349,797
2.50%, 10/1/2034	162,026	152,799
2.50%, 11/1/2034	935,827	881,270
2.50%, 12/1/2034	638,606	600,551
2.50%, 1/1/2035	1,982,192	1,866,078
2.50%, 2/1/2035	3,269,063	3,072,858
2.50%, 4/1/2035	609,784	571,335
2.50%, 6/1/2035	3,577,077	3,358,530
2.50%, 7/1/2035	2,137,367	2,009,617
2.50%, 8/1/2035	5,155,765	4,841,282
2.50%, 11/1/2035	1,120,905	1,051,560
2.50%, 12/1/2035	913,896	857,217
2.50%, 1/1/2036	256,846	240,999
2.50%, 2/1/2036	1,266,741	1,188,490
2.50%, 7/1/2036	5,393,274	5,051,030
Security Description	Principal Amount	Value
2.50%, 10/1/2036	$580,130	$537,727
2.50%, 11/1/2036	301,874	282,481
2.50%, 2/1/2037	510,060	477,206
2.50%, 3/1/2037	2,253,052	2,107,348
2.50%, 2/1/2040	2,271,067	2,054,996
2.50%, 7/1/2040	205,551	185,486
2.50%, 2/1/2041	3,631,286	3,268,966
2.50%, 6/1/2041	2,409,860	2,148,700
2.50%, 4/1/2042	5,798,793	5,121,249
2.50%, 12/1/2042	186,980	165,488
2.50%, 1/1/2043	2,912,543	2,577,765
2.50%, 2/1/2043	830,782	735,289
2.50%, 4/1/2043	182,499	161,541
2.50%, 5/1/2043	138,126	122,264
2.50%, 8/1/2046	199,198	171,434
2.50%, 10/1/2046	582,567	501,367
2.50%, 4/1/2048	212,406	182,800
2.50%, 11/1/2049	10,315,701	8,740,944
2.50%, 12/1/2049	1,102,809	934,458
2.50%, 1/1/2050	506,916	429,532
2.50%, 2/1/2050	748,264	634,036
2.50%, 3/1/2050	3,188,269	2,731,495
2.50%, 5/1/2050	3,860,628	3,253,126
2.50%, 6/1/2050	22,035,760	18,880,175
2.50%, 7/1/2050	19,851,076	16,699,273
2.50%, 8/1/2050	24,651,690	21,077,003
2.50%, 9/1/2050	10,827,211	9,181,656
2.50%, 10/1/2050	13,230,948	11,175,162
2.50%, 11/1/2050	2,330,367	1,978,672
2.50%, 12/1/2050	1,493,663	1,267,938
2.50%, 2/1/2051	7,934,903	6,710,957
2.50%, 3/1/2051	5,583,098	4,702,824
2.50%, 4/1/2051	20,578,365	17,407,702
2.50%, 5/1/2051	16,974,394	14,458,330
2.50%, 7/1/2051	27,318,393	23,093,840
2.50%, 8/1/2051	24,303,623	20,485,825
2.50%, 9/1/2051	26,396,895	22,277,456
2.50%, 10/1/2051	28,339,368	23,874,657
2.50%, 11/1/2051	13,698,700	11,528,256
2.50%, 12/1/2051	4,284,934	3,606,597
2.50%, 1/1/2052	78,623,028	66,389,487
2.50%, 2/1/2052	14,058,816	11,836,503
2.50%, 3/1/2052	3,842,189	3,264,820
2.50%, 4/1/2052	3,510,519	2,990,108
2.50%, 6/1/2052	8,388,330	7,057,728
2.50%, 7/1/2052	8,641,347	7,268,177
2.50%, 8/1/2052	2,613,364	2,198,616
2.50%, 9/1/2052	5,035,994	4,235,638
2.50%, 1/1/2054	5,624,941	4,738,510
3.00%, 12/1/2026	2,777	2,762
3.00%, 2/1/2027	694	690
3.00%, 4/1/2027	6,760	6,713
3.00%, 7/1/2027	9,221	9,148
3.00%, 8/1/2027	32,673	32,390
3.00%, 6/1/2028	81,311	80,364
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.00%, 9/1/2028	$6,899	$6,843
3.00%, 10/1/2028	8,037	7,901
3.00%, 11/1/2028	12,235	12,026
3.00%, 6/1/2029	139,875	137,335
3.00%, 7/1/2029	12,887	12,677
3.00%, 8/1/2029	17,735	17,429
3.00%, 9/1/2029	7,423	7,292
3.00%, 10/1/2029	32,771	32,181
3.00%, 2/1/2030	39,391	38,639
3.00%, 3/1/2030	366,297	359,112
3.00%, 4/1/2030	25,692	25,176
3.00%, 5/1/2030	115,925	114,068
3.00%, 6/1/2030	9,105	8,925
3.00%, 7/1/2030	106,506	104,527
3.00%, 9/1/2030	75,278	74,032
3.00%, 11/1/2030	77,850	76,019
3.00%, 12/1/2030	17,154	16,760
3.00%, 1/1/2031	264,219	259,671
3.00%, 4/1/2031	94,629	92,154
3.00%, 1/1/2032	60,712	58,868
3.00%, 6/1/2032	23,070	22,667
3.00%, 7/1/2032	104,343	100,841
3.00%, 8/1/2032	391,423	377,869
3.00%, 11/1/2032	1,025,578	994,141
3.00%, 12/1/2032	237,613	230,239
3.00%, 1/1/2033	50,442	48,615
3.00%, 2/1/2033	543,851	523,654
3.00%, 3/1/2033	178,773	172,004
3.00%, 5/1/2033	30,124	29,069
3.00%, 9/1/2033	1,712,936	1,663,251
3.00%, 2/1/2034	371,631	358,726
3.00%, 7/1/2034	384,018	368,199
3.00%, 10/1/2034	319,329	304,964
3.00%, 11/1/2034	270,114	258,752
3.00%, 1/1/2035	335,184	319,738
3.00%, 2/1/2035	635,920	606,241
3.00%, 3/1/2035	159,765	152,093
3.00%, 4/1/2035	549,820	523,424
3.00%, 5/1/2035	1,872,676	1,782,751
3.00%, 12/1/2035	82,232	78,283
3.00%, 2/1/2036	778,248	737,085
3.00%, 6/1/2036	1,018,951	963,893
3.00%, 7/1/2036	732,734	692,918
3.00%, 8/1/2036	1,073,962	1,015,370
3.00%, 9/1/2036	106,672	100,776
3.00%, 12/1/2036	134,094	126,862
3.00%, 6/1/2037	2,914,689	2,755,986
3.00%, 8/1/2037	62,690	58,884
3.00%, 3/1/2038	456,547	428,025
3.00%, 8/1/2038	1,306,750	1,234,411
3.00%, 11/1/2039	101,566	94,261
3.00%, 2/1/2040	913,236	846,448
3.00%, 3/1/2040	2,029,260	1,903,983
3.00%, 4/1/2040	1,880,626	1,729,367
3.00%, 11/1/2041	4,388,009	4,017,461
Security Description	Principal Amount	Value
3.00%, 6/1/2042	$7,967,775	$7,262,192
3.00%, 9/1/2042	56,347	51,342
3.00%, 10/1/2042	220,114	200,969
3.00%, 12/1/2042	165,830	151,313
3.00%, 1/1/2043	686,880	627,229
3.00%, 2/1/2043	275,553	251,279
3.00%, 3/1/2043	254,270	233,447
3.00%, 4/1/2043	237,763	215,220
3.00%, 5/1/2043	900,444	817,001
3.00%, 6/1/2043	671,636	607,858
3.00%, 7/1/2043	184,201	166,737
3.00%, 8/1/2043	2,560,181	2,332,024
3.00%, 9/1/2043	49,796	45,075
3.00%, 3/1/2044	86,370	78,181
3.00%, 10/1/2044	1,327,907	1,206,600
3.00%, 12/1/2044	310,817	279,822
3.00%, 1/1/2045	307,399	277,742
3.00%, 4/1/2045	182,920	165,042
3.00%, 5/1/2045	263,324	237,195
3.00%, 8/1/2045	262,832	237,912
3.00%, 11/1/2045	118,905	107,107
3.00%, 12/1/2045	54,530	49,119
3.00%, 4/1/2046	2,047,963	1,844,753
3.00%, 5/1/2046	445,702	393,632
3.00%, 6/1/2046	3,231,230	2,925,911
3.00%, 8/1/2046	1,107,390	981,960
3.00%, 9/1/2046	4,314,637	3,876,068
3.00%, 10/1/2046	5,487,786	4,913,777
3.00%, 11/1/2046	2,131,696	1,916,193
3.00%, 12/1/2046	265,729	238,110
3.00%, 1/1/2047	2,992,706	2,691,819
3.00%, 2/1/2047	61,412	55,590
3.00%, 3/1/2047	357,730	321,279
3.00%, 4/1/2047	8,547,906	7,574,566
3.00%, 7/1/2047	3,546,951	3,172,605
3.00%, 8/1/2047	284,190	254,196
3.00%, 9/1/2047	266,047	238,721
3.00%, 10/1/2047	4,107,234	3,672,350
3.00%, 12/1/2047	1,489,483	1,332,283
3.00%, 1/1/2048	932,127	831,870
3.00%, 2/1/2048	744,795	664,687
3.00%, 4/1/2048	5,909,629	5,349,330
3.00%, 9/1/2048	1,209,230	1,081,608
3.00%, 11/1/2048	907,028	809,470
3.00%, 6/1/2049	321,592	283,893
3.00%, 7/1/2049	196,208	173,208
3.00%, 9/1/2049	2,623,480	2,317,790
3.00%, 10/1/2049	1,235,662	1,090,886
3.00%, 11/1/2049	2,726,476	2,410,009
3.00%, 12/1/2049	953,716	851,331
3.00%, 1/1/2050	8,811,459	7,780,906
3.00%, 2/1/2050	17,259,266	15,334,172
3.00%, 3/1/2050	12,231,415	10,824,145
3.00%, 4/1/2050	1,576,578	1,392,261
3.00%, 5/1/2050	1,898,105	1,675,385
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.00%, 6/1/2050	$544,231	$480,204
3.00%, 7/1/2050	15,085,936	13,393,953
3.00%, 8/1/2050	12,548,156	11,106,891
3.00%, 9/1/2050	7,332,615	6,452,677
3.00%, 10/1/2050	311,808	274,738
3.00%, 11/1/2050	137,346	121,060
3.00%, 12/1/2050	50,610	44,562
3.00%, 1/1/2051	1,697,618	1,494,745
3.00%, 3/1/2051	984,214	865,909
3.00%, 4/1/2051	8,217,624	7,279,537
3.00%, 5/1/2051	10,054,590	8,854,866
3.00%, 6/1/2051	3,319,806	2,917,158
3.00%, 7/1/2051	3,930,892	3,453,525
3.00%, 8/1/2051	5,478,168	4,812,062
3.00%, 9/1/2051	5,832,866	5,120,913
3.00%, 10/1/2051	1,178,307	1,038,165
3.00%, 11/1/2051	767,277	674,099
3.00%, 12/1/2051	6,994,433	6,167,760
3.00%, 1/1/2052	3,634,747	3,203,228
3.00%, 2/1/2052	4,780,402	4,218,457
3.00%, 3/1/2052	890,802	780,476
3.00%, 4/1/2052	10,793,939	9,452,811
3.00%, 5/1/2052	13,731,839	12,033,190
3.00%, 6/1/2052	28,718,337	25,134,881
3.00%, 7/1/2052	14,900,162	13,041,368
3.00%, 8/1/2052	4,911,228	4,354,937
3.00%, 3/1/2053	202,034	176,949
3.50%, 1/1/2027	487	485
3.50%, 1/1/2028	8,444	8,373
3.50%, 2/1/2028	5,580	5,557
3.50%, 10/1/2028	115,064	113,626
3.50%, 1/1/2029	12,180	12,013
3.50%, 5/1/2029	16,610	16,441
3.50%, 10/1/2029	6,879	6,798
3.50%, 9/1/2030	1,766,845	1,744,129
3.50%, 12/1/2030	19,778	19,510
3.50%, 3/1/2031	153,354	150,892
3.50%, 6/1/2031	102,106	100,729
3.50%, 4/1/2032	75,384	73,776
3.50%, 5/1/2032	877,628	866,235
3.50%, 7/1/2032	2,595,070	2,534,136
3.50%, 9/1/2032	256,068	250,040
3.50%, 2/1/2033	52,397	51,066
3.50%, 3/1/2033	87,353	85,329
3.50%, 4/1/2033	140,632	137,432
3.50%, 5/1/2033	97,843	95,351
3.50%, 6/1/2033	35,862	34,893
3.50%, 3/1/2034	50,818	49,469
3.50%, 4/1/2034	189,159	183,669
3.50%, 6/1/2034	92,697	89,798
3.50%, 7/1/2034	21,735	21,049
3.50%, 11/1/2034	323,935	313,169
3.50%, 5/1/2035	418,300	408,695
3.50%, 9/1/2035	165,062	160,389
3.50%, 2/1/2036	949,383	913,427
Security Description	Principal Amount	Value
3.50%, 7/1/2037	$58,421	$55,979
3.50%, 10/1/2037	231,216	221,336
3.50%, 11/1/2037	550,252	526,663
3.50%, 2/1/2038	313,354	299,664
3.50%, 12/1/2038	43,180	41,299
3.50%, 6/1/2039	34,217	32,563
3.50%, 8/1/2039	1,091,132	1,051,888
3.50%, 9/1/2040	241,347	228,866
3.50%, 12/1/2040	59,201	56,111
3.50%, 1/1/2041	46,420	43,997
3.50%, 2/1/2042	68,704	64,801
3.50%, 5/1/2042	209,262	196,502
3.50%, 6/1/2042	103,019	96,737
3.50%, 7/1/2042	59,617	55,981
3.50%, 9/1/2042	211,992	199,053
3.50%, 10/1/2042	395,293	371,188
3.50%, 12/1/2042	630,641	592,148
3.50%, 1/1/2043	38,568	36,216
3.50%, 2/1/2043	525,306	496,126
3.50%, 4/1/2043	107,633	101,168
3.50%, 5/1/2043	147,763	138,400
3.50%, 6/1/2043	421,312	393,978
3.50%, 8/1/2043	935,766	881,102
3.50%, 10/1/2043	45,656	42,692
3.50%, 1/1/2044	32,810	30,681
3.50%, 5/1/2044	197,080	186,345
3.50%, 8/1/2044	67,707	63,594
3.50%, 9/1/2044	96,424	90,356
3.50%, 10/1/2044	72,325	67,284
3.50%, 11/1/2044	321,313	301,093
3.50%, 12/1/2044	843,920	785,102
3.50%, 1/1/2045	101,732	94,643
3.50%, 2/1/2045	3,888,359	3,661,908
3.50%, 3/1/2045	58,288	54,318
3.50%, 4/1/2045	122,209	113,332
3.50%, 5/1/2045	308,289	286,665
3.50%, 6/1/2045	223,667	207,421
3.50%, 7/1/2045	863,700	801,597
3.50%, 8/1/2045	2,220,632	2,074,732
3.50%, 9/1/2045	429,342	400,936
3.50%, 10/1/2045	181,807	168,601
3.50%, 11/1/2045	1,787,469	1,661,638
3.50%, 12/1/2045	1,617,086	1,499,629
3.50%, 1/1/2046	22,237	20,621
3.50%, 2/1/2046	658,413	609,672
3.50%, 3/1/2046	4,000,954	3,762,216
3.50%, 4/1/2046	685,894	633,729
3.50%, 5/1/2046	169,441	156,551
3.50%, 6/1/2046	205,779	190,351
3.50%, 7/1/2046	310,938	287,721
3.50%, 8/1/2046	2,474,255	2,304,078
3.50%, 10/1/2046	451,088	416,782
3.50%, 11/1/2046	125,608	116,055
3.50%, 12/1/2046	53,516	49,446
3.50%, 1/1/2047	2,058,428	1,918,047
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.50%, 2/1/2047	$648,889	$606,451
3.50%, 3/1/2047	232,934	214,787
3.50%, 4/1/2047	257,691	238,424
3.50%, 5/1/2047	11,447,073	10,589,067
3.50%, 6/1/2047	507,033	470,205
3.50%, 7/1/2047	2,928,109	2,749,551
3.50%, 8/1/2047	70,065	64,567
3.50%, 9/1/2047	705,214	648,361
3.50%, 10/1/2047	60,098	55,382
3.50%, 11/1/2047	3,173,304	2,934,751
3.50%, 12/1/2047	5,537,571	5,142,444
3.50%, 1/1/2048	7,660,547	7,072,945
3.50%, 2/1/2048	3,037,901	2,798,455
3.50%, 3/1/2048	5,115,557	4,696,916
3.50%, 4/1/2048	454,796	418,971
3.50%, 5/1/2048	887,981	820,816
3.50%, 6/1/2048	103,524	95,234
3.50%, 7/1/2048	7,369,198	6,817,919
3.50%, 8/1/2048	104,112	96,373
3.50%, 9/1/2048	15,584	14,337
3.50%, 11/1/2048	839,414	773,548
3.50%, 4/1/2049	2,426,163	2,235,817
3.50%, 6/1/2049	2,846,994	2,637,355
3.50%, 7/1/2049	997,953	915,867
3.50%, 8/1/2049	2,454,636	2,254,700
3.50%, 9/1/2049	3,194,190	2,953,149
3.50%, 10/1/2049	1,075,826	987,346
3.50%, 11/1/2049	424,112	389,232
3.50%, 12/1/2049	195,624	180,271
3.50%, 1/1/2050	1,322,924	1,211,705
3.50%, 2/1/2050	460,155	422,310
3.50%, 3/1/2050	2,122,281	1,944,095
3.50%, 4/1/2050	7,291,406	6,697,510
3.50%, 5/1/2050	4,419,849	4,080,821
3.50%, 6/1/2050	673,942	618,559
3.50%, 7/1/2050	267,571	245,479
3.50%, 8/1/2050	2,229,262	2,058,856
3.50%, 11/1/2050	606,708	556,803
3.50%, 1/1/2051	1,360,112	1,248,251
3.50%, 6/1/2051	1,375,581	1,258,405
3.50%, 7/1/2051	3,762,974	3,453,492
3.50%, 8/1/2051	790,584	723,821
3.50%, 9/1/2051	3,704,227	3,397,115
3.50%, 4/1/2052	6,876,770	6,303,382
3.50%, 5/1/2052	6,557,330	5,975,998
3.50%, 6/1/2052	22,099,005	20,099,551
3.50%, 7/1/2052	1,767,464	1,607,286
3.50%, 9/1/2052	15,850,291	14,438,636
3.50%, 12/1/2052	5,698,013	5,181,625
3.50%, 2/1/2053	3,993,258	3,660,201
4.00%, 9/1/2027	784	781
4.00%, 5/1/2029	3,415	3,403
4.00%, 11/1/2033	15,548	15,310
4.00%, 1/1/2034	51,914	51,031
4.00%, 2/1/2034	35,213	34,661
Security Description	Principal Amount	Value
4.00%, 8/1/2034	$369,280	$362,987
4.00%, 5/1/2037	37,947	37,053
4.00%, 1/1/2038	1,360,832	1,334,605
4.00%, 6/1/2038	956,159	938,986
4.00%, 9/1/2038	59,345	57,779
4.00%, 2/1/2039	254,969	248,187
4.00%, 12/1/2039	1,024,193	989,715
4.00%, 9/1/2040	314,960	304,312
4.00%, 10/1/2040	58,625	56,643
4.00%, 12/1/2040	53,962	52,138
4.00%, 2/1/2041	71,991	69,557
4.00%, 10/1/2041	264,541	255,713
4.00%, 12/1/2041	17,852	17,250
4.00%, 2/1/2042	138,413	133,639
4.00%, 4/1/2042	122,695	118,052
4.00%, 8/1/2042	1,090,185	1,048,350
4.00%, 12/1/2042	166,157	159,884
4.00%, 6/1/2043	1,529,898	1,472,620
4.00%, 9/1/2043	115,038	110,680
4.00%, 10/1/2043	173,097	166,504
4.00%, 12/1/2043	271,777	261,698
4.00%, 2/1/2044	40,745	39,178
4.00%, 4/1/2044	6,754,728	6,498,942
4.00%, 5/1/2044	162,212	154,617
4.00%, 6/1/2044	18,060	17,273
4.00%, 7/1/2044	937,172	910,372
4.00%, 8/1/2044	211,963	203,901
4.00%, 9/1/2044	11,482	10,982
4.00%, 10/1/2044	15,524	14,847
4.00%, 11/1/2044	272,560	260,674
4.00%, 12/1/2044	833,034	801,797
4.00%, 1/1/2045	99,202	94,877
4.00%, 3/1/2045	1,317,444	1,266,486
4.00%, 6/1/2045	1,017,237	972,793
4.00%, 7/1/2045	258,507	247,124
4.00%, 8/1/2045	212,067	203,914
4.00%, 9/1/2045	216,150	206,630
4.00%, 12/1/2045	1,071,163	1,025,367
4.00%, 2/1/2046	52,725	50,403
4.00%, 3/1/2046	5,092,858	4,920,606
4.00%, 4/1/2046	250,234	239,408
4.00%, 6/1/2046	76,098	72,932
4.00%, 7/1/2046	119,178	113,518
4.00%, 9/1/2046	1,384,828	1,337,582
4.00%, 10/1/2046	458,423	436,686
4.00%, 11/1/2046	2,132,585	2,051,791
4.00%, 12/1/2046	229,380	218,487
4.00%, 2/1/2047	124,710	119,641
4.00%, 3/1/2047	339,252	322,269
4.00%, 4/1/2047	7,132,469	6,810,438
4.00%, 5/1/2047	481,127	457,441
4.00%, 6/1/2047	1,536,460	1,458,569
4.00%, 7/1/2047	1,346,166	1,283,623
4.00%, 8/1/2047	1,051,997	1,002,206
4.00%, 9/1/2047	3,203,087	3,041,616
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.00%, 10/1/2047	$2,947,538	$2,798,283
4.00%, 11/1/2047	199,771	189,660
4.00%, 1/1/2048	3,652,547	3,467,424
4.00%, 2/1/2048	3,218,795	3,055,903
4.00%, 4/1/2048	51,257	48,773
4.00%, 5/1/2048	124,074	117,657
4.00%, 6/1/2048	1,446,744	1,371,921
4.00%, 7/1/2048	1,324,814	1,256,282
4.00%, 8/1/2048	1,655,554	1,575,525
4.00%, 9/1/2048	4,345,783	4,125,224
4.00%, 10/1/2048	6,747,782	6,442,750
4.00%, 11/1/2048	820,429	777,998
4.00%, 12/1/2048	1,981,394	1,881,280
4.00%, 1/1/2049	685,640	655,296
4.00%, 2/1/2049	160,994	153,107
4.00%, 3/1/2049	2,062,159	1,962,098
4.00%, 4/1/2049	151,836	144,768
4.00%, 5/1/2049	1,677,581	1,600,054
4.00%, 6/1/2049	4,381,920	4,170,224
4.00%, 7/1/2049	4,216,478	4,012,231
4.00%, 8/1/2049	20,733	19,638
4.00%, 9/1/2049	1,291,582	1,223,358
4.00%, 11/1/2049	654,622	621,268
4.00%, 12/1/2049	1,418,301	1,347,322
4.00%, 1/1/2050	146,448	138,724
4.00%, 3/1/2050	465,759	441,995
4.00%, 4/1/2050	2,673,600	2,530,334
4.00%, 6/1/2050	1,485,419	1,403,906
4.00%, 7/1/2050	321,714	304,025
4.00%, 8/1/2050	97,364	92,229
4.00%, 9/1/2050	496,582	470,391
4.00%, 10/1/2050	959,961	907,179
4.00%, 11/1/2050	123,787	117,258
4.00%, 12/1/2050	514,613	486,318
4.00%, 1/1/2051	723,902	685,120
4.00%, 2/1/2051	975,644	925,933
4.00%, 5/1/2051	2,766,063	2,623,009
4.00%, 8/1/2051	2,307,024	2,185,345
4.00%, 4/1/2052	824,999	779,099
4.00%, 5/1/2052	1,476,368	1,386,337
4.00%, 7/1/2052	694,941	658,576
4.00%, 8/1/2052	19,961,703	18,774,895
4.00%, 10/1/2052	14,303,244	13,425,725
4.00%, 11/1/2052	2,466,050	2,314,755
4.00%, 4/1/2053	1,473,151	1,388,434
4.00%, 5/1/2053	7,281,577	6,827,301
4.00%, 7/1/2053	3,171,728	2,977,139
4.00%, 10/1/2053	634,871	601,600
4.00%, 11/1/2054	23,127,928	21,633,487
4.00%, 7/1/2055	10,487,780	9,804,291
4.50%, 3/1/2029	1,686	1,679
4.50%, 4/1/2031	10,048	10,023
4.50%, 5/1/2038	1,390,280	1,382,803
4.50%, 11/1/2039	2,361,581	2,339,830
4.50%, 6/1/2040	393,541	389,478
Security Description	Principal Amount	Value
4.50%, 8/1/2040	$832,470	$823,867
4.50%, 9/1/2040	730,334	722,786
4.50%, 5/1/2041	43,897	43,443
4.50%, 9/1/2041	24,860	24,570
4.50%, 1/1/2042	59,408	58,715
4.50%, 10/1/2042	390,631	386,358
4.50%, 9/1/2043	112,224	111,003
4.50%, 10/1/2043	59,147	58,363
4.50%, 12/1/2043	340,315	336,122
4.50%, 3/1/2044	24,774	24,387
4.50%, 4/1/2044	8,326	8,196
4.50%, 5/1/2044	37,579	37,081
4.50%, 6/1/2044	931,735	917,935
4.50%, 8/1/2044	201,502	199,424
4.50%, 10/1/2044	51,789	50,983
4.50%, 12/1/2044	155,763	153,654
4.50%, 5/1/2045	161,569	159,123
4.50%, 10/1/2045	368,818	363,932
4.50%, 5/1/2046	270,402	264,983
4.50%, 7/1/2046	64,220	63,350
4.50%, 8/1/2046	89,757	88,432
4.50%, 3/1/2047	1,474,887	1,442,510
4.50%, 5/1/2047	1,069,441	1,056,968
4.50%, 7/1/2047	195,615	192,061
4.50%, 8/1/2047	730,924	714,864
4.50%, 9/1/2047	81,383	79,592
4.50%, 12/1/2047	83,289	81,456
4.50%, 1/1/2048	193,539	189,287
4.50%, 2/1/2048	2,335,411	2,284,093
4.50%, 5/1/2048	573,349	561,181
4.50%, 6/1/2048	63,735	62,173
4.50%, 7/1/2048	209,506	204,369
4.50%, 8/1/2048	422,939	412,773
4.50%, 9/1/2048	759,723	741,900
4.50%, 10/1/2048	2,444,850	2,385,246
4.50%, 11/1/2048	2,653,962	2,592,625
4.50%, 12/1/2048	70,956	69,217
4.50%, 2/1/2049	3,264,385	3,186,358
4.50%, 3/1/2049	620,186	604,725
4.50%, 4/1/2049	132,356	129,008
4.50%, 5/1/2049	1,238,135	1,207,304
4.50%, 6/1/2049	382,577	372,899
4.50%, 7/1/2049	196,218	191,249
4.50%, 8/1/2049	2,130,912	2,084,686
4.50%, 9/1/2049	1,317,431	1,283,884
4.50%, 11/1/2049	3,632,051	3,558,949
4.50%, 1/1/2050	178,347	173,976
4.50%, 2/1/2050	631,957	615,969
4.50%, 3/1/2050	3,247,902	3,169,938
4.50%, 4/1/2050	1,419,803	1,388,077
4.50%, 5/1/2050	682,852	665,577
4.50%, 6/1/2050	753,830	732,288
4.50%, 9/1/2050	1,647,838	1,607,449
4.50%, 10/1/2050	287,939	280,882
4.50%, 12/1/2050	103,352	100,737
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.50%, 6/1/2052	$1,233,369	$1,192,047
4.50%, 7/1/2052	4,961,698	4,794,655
4.50%, 8/1/2052	40,791,526	39,419,734
4.50%, 10/1/2052	940,471	908,600
4.50%, 12/1/2052	872,800	843,155
4.50%, 2/1/2053	9,193,136	8,879,621
4.50%, 3/1/2053	3,548,721	3,428,500
4.50%, 6/1/2053	869,276	839,798
4.50%, 3/1/2054	2,934,370	2,830,355
4.50%, 7/1/2054	6,802,278	6,536,240
4.50%, 11/1/2054	12,292,955	11,812,176
4.50%, 12/1/2054	3,229,351	3,110,071
4.50%, 1/1/2055	4,659,352	4,477,124
4.50%, 2/1/2056	14,768,068	14,155,726
4.50%, 5/1/2056	6,971,049	6,681,767
5.00%, 11/1/2038	243,364	244,894
5.00%, 6/1/2039	98,695	99,268
5.00%, 8/1/2039	145,063	146,244
5.00%, 6/1/2040	50,310	50,680
5.00%, 7/1/2040	30,392	30,616
5.00%, 9/1/2040	26,308	26,502
5.00%, 2/1/2041	20,361	20,511
5.00%, 6/1/2041	382,526	388,994
5.00%, 3/1/2042	58,679	59,112
5.00%, 7/1/2044	29,414	29,584
5.00%, 1/1/2045	10,879	10,941
5.00%, 5/1/2048	241,372	241,884
5.00%, 7/1/2048	104,094	104,315
5.00%, 8/1/2048	147,496	148,308
5.00%, 9/1/2048	300,765	301,403
5.00%, 10/1/2048	500,450	501,512
5.00%, 11/1/2048	353,164	353,908
5.00%, 1/1/2049	53,769	53,883
5.00%, 8/1/2049	509,732	510,813
5.00%, 10/1/2049	294,011	294,634
5.00%, 12/1/2049	4,392,425	4,401,745
5.00%, 3/1/2050	484,275	485,108
5.00%, 9/1/2052	5,482,342	5,424,553
5.00%, 10/1/2052	6,615,437	6,563,301
5.00%, 11/1/2052	220,576	218,251
5.00%, 6/1/2053	25,139,616	24,858,689
5.00%, 8/1/2053	783,478	775,066
5.00%, 9/1/2053	4,429,918	4,413,734
5.00%, 10/1/2053	21,751,406	21,508,342
5.00%, 2/1/2054	1,750,985	1,732,186
5.00%, 5/1/2054	8,281,132	8,165,088
5.00%, 10/1/2054	1,829,242	1,813,401
5.00%, 11/1/2054	21,523,050	21,230,364
5.00%, 1/1/2055	2,804,363	2,765,789
5.00%, 2/1/2055	2,300,030	2,267,800
5.00%, 11/1/2055	7,676,069	7,545,385
5.00%, 1/1/2056	7,079,829	7,005,838
5.00%, 2/1/2056	19,663,725	19,328,955
5.00%, 5/1/2056	19,792,121	19,634,946
5.50%, 1/1/2035	87,409	89,325
Security Description	Principal Amount	Value
5.50%, 4/1/2036	$42,986	$43,992
5.50%, 11/1/2038	24,889	25,591
5.50%, 12/1/2038	10,757	11,035
5.50%, 12/1/2039	18,774	19,304
5.50%, 7/1/2040	1,073,032	1,089,899
5.50%, 7/1/2041	38,444	39,409
5.50%, 8/1/2044	2,249,412	2,284,237
5.50%, 4/1/2050	457,547	468,087
5.50%, 9/1/2052	3,208,790	3,247,882
5.50%, 12/1/2052	4,219,319	4,273,775
5.50%, 1/1/2053	4,015,474	4,060,017
5.50%, 2/1/2053	19,647,045	19,873,805
5.50%, 5/1/2053	15,884,529	16,029,866
5.50%, 8/1/2053	651,381	662,305
5.50%, 9/1/2053	15,804,817	15,930,491
5.50%, 10/1/2053	44,670,951	45,026,457
5.50%, 11/1/2053	4,109,543	4,142,192
5.50%, 6/1/2054	18,400,091	18,682,670
5.50%, 7/1/2054	1,674,069	1,703,174
5.50%, 8/1/2054	9,787,121	9,845,667
5.50%, 9/1/2054	992,941	998,805
5.50%, 10/1/2054	1,708,472	1,718,429
5.50%, 12/1/2054	12,093,051	12,161,663
5.50%, 2/1/2055	42,186,912	42,427,742
5.50%, 11/1/2055	18,490,434	18,564,353
5.50%, 5/1/2056	11,485,737	11,527,211
6.00%, 1/1/2037	12,745	13,264
6.00%, 9/1/2037	12,756	13,276
6.00%, 9/1/2039	10,096	10,544
6.00%, 6/1/2040	967,732	995,638
6.00%, 10/1/2040	32,338	33,772
6.00%, 2/1/2044	873,986	899,246
6.00%, 12/1/2052	1,248,122	1,291,675
6.00%, 1/1/2053	11,672,681	11,978,414
6.00%, 3/1/2053	5,136,853	5,272,167
6.00%, 5/1/2053	3,835,089	3,933,771
6.00%, 7/1/2053	4,238,409	4,382,874
6.00%, 8/1/2053	3,796,445	3,892,234
6.00%, 9/1/2053	4,351,286	4,502,390
6.00%, 10/1/2053	4,766,683	4,879,969
6.00%, 11/1/2053	497,597	510,133
6.00%, 2/1/2054	1,063,212	1,099,239
6.00%, 5/1/2054	6,651,704	6,807,142
6.00%, 6/1/2054	2,944,309	3,038,865
6.00%, 7/1/2054	1,185,231	1,212,602
6.00%, 8/1/2054	22,441,824	22,932,670
6.00%, 9/1/2054	4,716,832	4,825,326
6.00%, 11/1/2054	10,503,390	10,840,705
6.00%, 3/1/2055	39,082,252	40,362,983
6.00%, 6/1/2055	979,305	1,002,097
6.00%, 7/1/2055	15,302,524	15,635,126
6.00%, 10/1/2055	10,003,607	10,224,060
6.50%, 7/1/2053	3,118,679	3,234,813
6.50%, 10/1/2053	5,067,848	5,275,764
6.50%, 11/1/2053	2,040,288	2,113,135
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
6.50%, 12/1/2053	$3,026,991	$3,135,067
6.50%, 2/1/2054	4,525,783	4,722,801
6.50%, 5/1/2054	604,374	624,913
6.50%, 6/1/2054	8,196,936	8,475,509
6.50%, 8/1/2054	28,034,678	29,140,453
6.50%, 2/1/2055	14,177,308	14,714,567
7.00%, 11/1/2053	2,737,739	2,887,910
7.00%, 2/1/2054	2,496,217	2,634,131
7.00%, 9/1/2055	5,824,709	6,140,414
Government National Mortgage Association:
1.50%, 2/20/2051	942,927	744,621
1.50%, 7/20/2051	506,635	402,190
1.50%, 9/20/2051	692,087	548,565
1.50%, 10/20/2051	350,809	277,095
1.50%, 11/20/2051	355,006	281,454
2.00%, 7/20/2050	1,961,603	1,611,560
2.00%, 8/20/2050	6,449,473	5,298,083
2.00%, 9/20/2050	2,024,541	1,662,954
2.00%, 10/20/2050	9,665,679	7,938,621
2.00%, 11/20/2050	4,716,027	3,873,005
2.00%, 12/20/2050	21,235,096	17,437,536
2.00%, 1/20/2051	24,483,829	20,103,391
2.00%, 2/20/2051	18,620,059	15,268,330
2.00%, 3/20/2051	14,907,870	12,222,072
2.00%, 4/20/2051	12,453,313	10,211,638
2.00%, 5/20/2051	12,966,567	10,632,503
2.00%, 6/20/2051	21,119,140	17,317,561
2.00%, 8/20/2051	11,370,581	9,323,805
2.00%, 9/20/2051	8,937,264	7,328,500
2.00%, 11/20/2051	8,522,992	6,988,800
2.00%, 12/20/2051	17,675,538	14,493,829
2.00%, 1/20/2052	26,100,159	21,401,965
2.00%, 2/20/2052	5,362,002	4,397,458
2.00%, 3/20/2052	15,805,420	12,962,262
2.00%, 4/20/2052	2,738,973	2,246,273
2.00%, 5/20/2052	5,888,435	4,829,193
2.00%, 8/20/2052	811,728	665,710
2.00%, 12/20/2052	1,651,128	1,330,878
2.50%, 1/20/2043	23,129	20,580
2.50%, 3/20/2043	145,452	128,689
2.50%, 8/20/2046	378,306	329,037
2.50%, 10/20/2046	82,325	71,603
2.50%, 12/20/2046	831,880	723,539
2.50%, 9/20/2048	4,043,494	3,516,885
2.50%, 10/20/2049	58,444	50,238
2.50%, 12/20/2049	510,602	438,477
2.50%, 1/20/2050	559,680	480,579
2.50%, 2/20/2050	641,017	548,601
2.50%, 4/20/2050	530,908	454,325
2.50%, 6/20/2050	4,674,778	4,000,085
2.50%, 7/20/2050	1,739,792	1,488,628
2.50%, 8/20/2050	9,659,991	8,265,054
2.50%, 9/20/2050	9,138,224	7,818,278
2.50%, 10/20/2050	10,828,823	9,264,265
Security Description	Principal Amount	Value
2.50%, 11/20/2050	$6,318,130	$5,405,037
2.50%, 12/20/2050	9,057,893	7,748,499
2.50%, 1/20/2051	21,762,824	18,615,985
2.50%, 2/20/2051	18,586,543	15,883,164
2.50%, 3/20/2051	8,368,594	7,146,842
2.50%, 4/20/2051	12,537,177	10,714,985
2.50%, 5/20/2051	18,074,995	15,461,818
2.50%, 6/20/2051	13,620,606	11,641,938
2.50%, 7/20/2051	10,349,372	8,845,916
2.50%, 8/20/2051	21,015,398	17,962,487
2.50%, 9/20/2051	8,998,868	7,691,601
2.50%, 10/20/2051	10,741,016	9,180,667
2.50%, 11/20/2051	5,685,688	4,859,727
2.50%, 12/20/2051	2,038,008	1,741,946
2.50%, 1/20/2052	20,623,307	17,627,355
2.50%, 2/20/2052	11,837,697	10,118,032
2.50%, 3/20/2052	2,426,786	2,074,622
2.50%, 4/20/2052	15,002,753	12,825,621
2.50%, 5/20/2052	4,520,117	3,864,178
2.50%, 6/20/2052	2,443,979	2,089,320
2.50%, 7/20/2052	2,502,330	2,139,203
2.50%, 8/20/2052	1,182,757	1,011,121
2.50%, 9/20/2052	514,701	440,010
2.50%, 12/20/2052	1,831,240	1,565,498
3.00%, 5/20/2032	65,197	63,132
3.00%, 5/15/2042	31,029	28,266
3.00%, 7/20/2042	67,410	61,471
3.00%, 8/20/2042	6,034,877	5,503,191
3.00%, 9/20/2042	105,025	95,772
3.00%, 12/20/2042	88,375	80,589
3.00%, 1/20/2043	131,064	119,517
3.00%, 3/20/2043	431,196	393,106
3.00%, 4/20/2043	105,573	96,247
3.00%, 7/20/2043	2,046,393	1,865,625
3.00%, 8/20/2043	177,693	161,996
3.00%, 10/20/2043	417,242	380,385
3.00%, 1/20/2044	48,123	43,872
3.00%, 8/20/2044	542,924	494,965
3.00%, 11/20/2044	62,176	56,410
3.00%, 12/20/2044	124,302	112,775
3.00%, 2/15/2045	39,083	35,331
3.00%, 3/15/2045	23,812	21,458
3.00%, 3/20/2045	12,483	11,280
3.00%, 4/20/2045	3,672,990	3,319,070
3.00%, 5/20/2045	52,738	47,656
3.00%, 6/20/2045	4,589,597	4,147,356
3.00%, 7/20/2045	554,013	500,630
3.00%, 8/20/2045	24,894	22,495
3.00%, 9/20/2045	151,937	137,297
3.00%, 12/20/2045	63,786	57,640
3.00%, 1/20/2046	226,081	204,297
3.00%, 2/20/2046	2,738,176	2,487,358
3.00%, 5/20/2046	71,379	64,319
3.00%, 6/20/2046	2,210,155	1,991,550
3.00%, 7/20/2046	51,530	46,434
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.00%, 8/20/2046	$5,001,824	$4,507,097
3.00%, 9/20/2046	2,084,332	1,878,172
3.00%, 10/20/2046	1,642,286	1,479,849
3.00%, 12/20/2046	392,620	353,787
3.00%, 1/20/2047	1,673,723	1,508,176
3.00%, 2/15/2047	189,933	171,151
3.00%, 2/20/2047	121,730	109,690
3.00%, 6/20/2047	32,709	29,470
3.00%, 7/20/2047	2,189,544	1,969,517
3.00%, 9/20/2047	41,828	37,625
3.00%, 10/20/2047	971,216	873,618
3.00%, 11/20/2047	2,190,928	1,970,761
3.00%, 12/20/2047	1,051,451	945,790
3.00%, 1/20/2048	409,886	368,697
3.00%, 2/20/2048	186,766	167,998
3.00%, 3/20/2048	227,449	204,592
3.00%, 4/20/2048	331,060	297,792
3.00%, 9/20/2048	172,389	155,066
3.00%, 12/20/2048	77,526	69,735
3.00%, 3/20/2049	737,342	664,412
3.00%, 6/20/2049	60,464	54,388
3.00%, 8/20/2049	964,086	861,807
3.00%, 9/20/2049	1,549,727	1,382,858
3.00%, 11/20/2049	5,611,133	5,002,265
3.00%, 12/20/2049	1,273,974	1,135,734
3.00%, 1/20/2050	9,100,226	8,121,422
3.00%, 2/20/2050	7,969,760	7,100,521
3.00%, 3/20/2050	3,272,052	2,914,881
3.00%, 4/20/2050	7,280,383	6,492,900
3.00%, 5/20/2050	5,782,409	5,156,284
3.00%, 6/20/2050	7,113,447	6,342,371
3.00%, 7/20/2050	7,330,847	6,530,625
3.00%, 8/20/2050	3,342,462	2,979,375
3.00%, 9/20/2050	1,122,938	1,000,955
3.00%, 10/20/2050	862,504	768,811
3.00%, 12/20/2050	1,037,599	924,646
3.00%, 1/20/2051	1,551,276	1,382,224
3.00%, 2/20/2051	77,427	68,980
3.00%, 4/20/2051	88,554	78,806
3.00%, 5/20/2051	7,082,978	6,302,750
3.00%, 6/20/2051	3,564,669	3,171,726
3.00%, 7/20/2051	2,570,594	2,287,032
3.00%, 8/20/2051	12,305,529	10,947,156
3.00%, 9/20/2051	7,530,680	6,698,806
3.00%, 10/20/2051	3,694,559	3,286,155
3.00%, 11/20/2051	97,104	86,362
3.00%, 12/20/2051	5,176,136	4,603,156
3.00%, 1/20/2052	1,625,249	1,445,214
3.00%, 2/20/2052	338,192	300,703
3.00%, 3/20/2052	3,186,436	2,831,503
3.00%, 5/20/2052	16,148,201	14,349,472
3.00%, 6/20/2052	4,701,012	4,177,372
3.00%, 8/20/2052	4,201,801	3,733,767
3.00%, 9/20/2052	3,088,002	2,744,033
3.00%, 1/20/2053	1,465,148	1,301,947
Security Description	Principal Amount	Value
3.00%, 3/20/2053	$6,699,635	$5,970,310
3.00%, 4/20/2053	1,203,508	1,073,470
3.00%, 9/20/2053	3,032,121	2,703,800
3.50%, 12/20/2041	1,122,911	1,055,433
3.50%, 2/15/2042	54,626	51,176
3.50%, 4/15/2042	18,494	17,326
3.50%, 4/20/2042	643,387	604,378
3.50%, 6/20/2042	141,821	133,223
3.50%, 9/20/2042	461,002	433,052
3.50%, 10/20/2042	576,631	541,670
3.50%, 11/20/2042	5,520	5,184
3.50%, 2/20/2043	385,476	361,868
3.50%, 3/20/2043	70,466	66,077
3.50%, 4/20/2043	77,169	72,370
3.50%, 5/20/2043	62,998	58,918
3.50%, 6/20/2043	611,813	572,193
3.50%, 7/20/2043	336,239	314,465
3.50%, 9/20/2043	73,240	68,497
3.50%, 10/20/2043	374,714	350,448
3.50%, 11/20/2043	338,781	316,842
3.50%, 1/20/2044	45,282	42,349
3.50%, 3/20/2044	950,370	888,826
3.50%, 4/20/2044	50,415	46,799
3.50%, 5/20/2044	55,761	51,762
3.50%, 6/20/2044	1,286,053	1,193,811
3.50%, 7/20/2044	26,426	24,530
3.50%, 8/20/2044	38,903	36,113
3.50%, 10/20/2044	1,068,803	992,143
3.50%, 11/20/2044	101,178	93,921
3.50%, 12/20/2044	10,684	9,917
3.50%, 1/20/2045	379,572	352,347
3.50%, 2/20/2045	468,146	434,568
3.50%, 3/20/2045	12,987	12,018
3.50%, 4/20/2045	1,228,241	1,136,682
3.50%, 5/20/2045	109,450	101,291
3.50%, 6/20/2045	23,268	21,534
3.50%, 7/20/2045	195,348	180,786
3.50%, 8/20/2045	121,579	112,516
3.50%, 9/20/2045	61,934	57,317
3.50%, 10/20/2045	208,057	192,548
3.50%, 11/20/2045	541,992	501,591
3.50%, 12/20/2045	15,454	14,302
3.50%, 1/20/2046	2,727,930	2,524,585
3.50%, 2/20/2046	2,670,423	2,471,364
3.50%, 4/20/2046	1,300,949	1,199,405
3.50%, 5/20/2046	515,836	475,573
3.50%, 6/20/2046	321,911	296,784
3.50%, 7/20/2046	5,102,833	4,704,536
3.50%, 8/20/2046	203,988	188,065
3.50%, 9/20/2046	228,859	210,996
3.50%, 10/20/2046	263,172	242,630
3.50%, 11/20/2046	1,211,943	1,117,346
3.50%, 12/20/2046	784,866	723,604
3.50%, 1/20/2047	50,726	46,767
3.50%, 2/20/2047	560,125	516,405
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
3.50%, 3/20/2047	$221,749	$204,500
3.50%, 5/20/2047	166,699	153,733
3.50%, 6/20/2047	334,673	308,641
3.50%, 7/20/2047	110,156	101,588
3.50%, 8/20/2047	194,469	179,343
3.50%, 9/20/2047	1,460,420	1,346,825
3.50%, 10/20/2047	1,394,376	1,285,918
3.50%, 12/20/2047	4,821,592	4,446,556
3.50%, 1/20/2048	3,303,643	3,046,677
3.50%, 2/20/2048	627,028	578,221
3.50%, 4/20/2048	89,456	82,498
3.50%, 5/20/2048	755,871	697,077
3.50%, 6/20/2048	39,129	36,085
3.50%, 8/20/2048	28,192	25,930
3.50%, 10/20/2048	390,403	359,066
3.50%, 11/20/2048	467,076	429,585
3.50%, 2/20/2049	41,302	37,987
3.50%, 3/20/2049	93,141	85,665
3.50%, 6/20/2049	1,525,302	1,400,279
3.50%, 7/20/2049	497,884	457,942
3.50%, 8/20/2049	753,804	692,018
3.50%, 9/20/2049	1,480,139	1,358,819
3.50%, 10/20/2049	4,839,677	4,442,988
3.50%, 12/20/2049	1,505,438	1,382,044
3.50%, 1/20/2050	5,536,523	5,082,717
3.50%, 2/20/2050	4,684,598	4,300,621
3.50%, 3/20/2050	1,488,317	1,366,326
3.50%, 5/20/2050	1,087,156	998,046
3.50%, 6/20/2050	4,487,138	4,118,008
3.50%, 7/20/2050	1,230,033	1,129,212
3.50%, 11/20/2050	634,807	582,775
3.50%, 12/20/2050	2,735,024	2,510,030
3.50%, 1/20/2051	2,513,948	2,307,140
3.50%, 2/20/2051	1,512,703	1,388,713
3.50%, 5/20/2051	188,838	173,303
3.50%, 6/20/2051	2,269,950	2,083,214
3.50%, 7/20/2051	413,186	379,196
3.50%, 8/20/2051	5,672,703	5,201,255
3.50%, 9/20/2051	1,826,312	1,674,531
3.50%, 1/20/2052	67,142	61,562
3.50%, 4/20/2052	1,264,775	1,156,358
3.50%, 6/20/2052	9,083,599	8,303,544
3.50%, 7/20/2052	3,469,238	3,171,048
3.50%, 9/20/2052	2,008,367	1,835,588
3.50%, 10/20/2052	8,960,992	8,188,696
3.50%, 12/20/2052	5,018,891	4,587,505
3.50%, 3/20/2053	222,410	204,114
3.50%, 6/20/2053	2,004,456	1,839,561
3.50%, 7/20/2053	7,091,729	6,508,334
3.50%, 12/20/2054	12,953,776	11,645,065
3.50%, 5/20/2055	2,919,136	2,621,781
3.50%, 10/20/2055	8,893,372	7,987,456
3.50%, 4/20/2056	5,002,061	4,491,768
4.00%, 2/15/2040	3,709	3,602
4.00%, 4/15/2040	30,812	29,736
Security Description	Principal Amount	Value
4.00%, 11/20/2040	$1,962,423	$1,886,360
4.00%, 12/20/2040	2,215,979	2,130,088
4.00%, 6/20/2041	378,539	363,859
4.00%, 11/20/2041	29,303	28,166
4.00%, 2/20/2042	31,850	30,615
4.00%, 5/20/2042	29,353	28,221
4.00%, 6/20/2042	477,065	458,666
4.00%, 8/20/2042	14,127	13,582
4.00%, 8/20/2043	32,434	31,170
4.00%, 10/20/2043	133,189	127,997
4.00%, 11/20/2043	189,386	182,004
4.00%, 3/20/2044	32,868	31,337
4.00%, 5/20/2044	224,062	213,629
4.00%, 7/15/2044	41,521	39,562
4.00%, 7/20/2044	34,484	32,878
4.00%, 8/20/2044	82,779	78,925
4.00%, 12/20/2044	89,243	85,088
4.00%, 1/20/2045	31,219	29,765
4.00%, 2/20/2045	96,331	91,845
4.00%, 5/15/2045	9,243	8,799
4.00%, 6/15/2045	17,007	16,191
4.00%, 7/20/2045	110,489	105,336
4.00%, 8/20/2045	20,108	19,171
4.00%, 10/20/2045	39,414	37,576
4.00%, 11/20/2045	106,158	101,207
4.00%, 1/20/2046	25,413	24,227
4.00%, 4/20/2046	1,403,707	1,338,243
4.00%, 5/20/2046	186,585	177,883
4.00%, 1/20/2047	144,366	137,354
4.00%, 3/20/2047	88,001	83,727
4.00%, 4/20/2047	21,785	20,694
4.00%, 5/20/2047	53,828	51,134
4.00%, 6/20/2047	56,767	53,925
4.00%, 7/20/2047	1,163,339	1,105,108
4.00%, 8/20/2047	63,799	60,606
4.00%, 9/20/2047	304,880	289,619
4.00%, 11/20/2047	891,749	847,112
4.00%, 2/20/2048	1,749,336	1,661,773
4.00%, 3/20/2048	932,907	886,210
4.00%, 4/20/2048	2,255,037	2,140,833
4.00%, 5/20/2048	1,291,267	1,225,872
4.00%, 6/20/2048	2,082,899	1,977,412
4.00%, 8/20/2048	964,170	915,341
4.00%, 9/20/2048	105,428	100,089
4.00%, 10/20/2048	198,873	188,801
4.00%, 11/20/2048	141,857	134,673
4.00%, 2/20/2049	232,911	221,116
4.00%, 3/20/2049	608,259	577,455
4.00%, 4/20/2049	195,895	185,743
4.00%, 5/20/2049	1,444,617	1,369,752
4.00%, 6/20/2049	1,883,712	1,786,092
4.00%, 7/20/2049	5,324,937	5,048,981
4.00%, 10/20/2049	494,754	469,114
4.00%, 11/20/2049	75,342	71,437
4.00%, 12/20/2049	385,200	365,237
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
4.00%, 1/20/2050	$504,719	$478,563
4.00%, 2/20/2050	249,373	236,744
4.00%, 3/20/2050	3,560,254	3,375,750
4.00%, 6/20/2050	2,973,166	2,819,087
4.00%, 7/20/2050	619,962	587,834
4.00%, 8/20/2050	414,595	393,110
4.00%, 11/20/2051	1,165,849	1,102,567
4.00%, 5/20/2052	408,929	385,709
4.00%, 6/20/2052	1,162,980	1,088,597
4.00%, 7/20/2052	375,778	354,689
4.00%, 9/20/2052	13,282,903	12,532,409
4.00%, 10/20/2052	17,107,653	16,136,227
4.00%, 11/20/2052	11,675,733	11,012,748
4.00%, 6/20/2053	1,217,483	1,148,351
4.00%, 12/20/2054	7,674,201	7,147,932
4.00%, 4/20/2055	7,925,124	7,365,670
4.50%, 6/15/2039	5,644	5,593
4.50%, 4/15/2040	30,220	29,860
4.50%, 6/15/2040	16,554	16,357
4.50%, 9/20/2040	28,083	27,753
4.50%, 3/15/2041	15,873	15,684
4.50%, 4/20/2041	1,026,007	1,013,990
4.50%, 6/15/2041	7,264	7,176
4.50%, 7/15/2041	14,498	14,323
4.50%, 7/20/2041	54,034	53,401
4.50%, 12/20/2041	45,710	45,174
4.50%, 10/20/2043	11,571	11,363
4.50%, 12/20/2043	33,137	32,542
4.50%, 1/20/2044	27,211	26,722
4.50%, 4/20/2044	37,186	36,518
4.50%, 5/20/2045	19,022	18,680
4.50%, 6/20/2045	385,756	378,822
4.50%, 10/20/2045	26,013	25,546
4.50%, 11/20/2045	72,879	71,570
4.50%, 1/20/2046	1,427,133	1,401,506
4.50%, 2/20/2046	241,244	236,912
4.50%, 6/20/2046	54,494	53,515
4.50%, 7/20/2046	29,702	29,169
4.50%, 12/20/2046	128,575	126,264
4.50%, 3/20/2047	307,217	301,683
4.50%, 6/20/2047	300,611	294,953
4.50%, 8/20/2047	40,828	40,060
4.50%, 12/20/2047	22,537	22,070
4.50%, 1/20/2048	43,277	42,381
4.50%, 3/20/2048	438,346	429,270
4.50%, 4/20/2048	487,587	477,492
4.50%, 6/20/2048	273,706	268,010
4.50%, 7/20/2048	277,893	272,110
4.50%, 8/20/2048	923,762	904,539
4.50%, 9/20/2048	848,295	830,642
4.50%, 11/20/2048	45,664	44,714
4.50%, 12/20/2048	973,415	953,158
4.50%, 1/20/2049	2,275,702	2,228,345
4.50%, 2/20/2049	246,844	241,707
4.50%, 4/20/2049	121,251	118,728
Security Description	Principal Amount	Value
4.50%, 5/20/2049	$99,747	$97,671
4.50%, 6/20/2049	2,251,569	2,204,715
4.50%, 7/20/2049	553,808	542,284
4.50%, 9/20/2049	212,474	208,053
4.50%, 2/20/2050	1,338,843	1,310,982
4.50%, 4/20/2050	2,065,734	2,022,213
4.50%, 5/20/2050	365,257	357,656
4.50%, 10/20/2050	1,773,257	1,736,542
4.50%, 12/20/2050	1,104,942	1,081,947
4.50%, 4/20/2051	216,575	212,068
4.50%, 5/20/2051	233,722	228,859
4.50%, 6/20/2051	192,277	188,296
4.50%, 12/20/2051	489,172	478,992
4.50%, 5/20/2052	1,149,798	1,116,664
4.50%, 10/20/2052	3,581,587	3,475,612
4.50%, 12/20/2052	11,004,601	10,677,290
4.50%, 1/20/2053	13,676,581	13,267,687
4.50%, 2/20/2053	2,058,553	1,996,690
4.50%, 3/20/2053	3,825,586	3,710,620
4.50%, 6/20/2053	5,274,068	5,104,812
4.50%, 7/20/2053	3,835,268	3,714,208
4.50%, 2/20/2054	8,285,485	8,006,142
4.50%, 3/20/2054	243,961	235,355
4.50%, 4/20/2054	246,085	237,366
4.50%, 5/20/2054	13,240,543	12,769,358
4.50%, 10/20/2054	4,542,796	4,376,915
4.50%, 2/20/2055	9,681,128	9,323,123
4.50%, 5/20/2055	11,640,933	11,186,441
4.50%, 10/20/2055	11,900,671	11,436,038
4.50%, 4/20/2056	16,634,804	15,982,358
5.00%, 12/15/2038	8,463	8,543
5.00%, 5/15/2039	15,056	15,200
5.00%, 5/20/2041	328,270	331,245
5.00%, 11/20/2042	37,510	37,836
5.00%, 3/20/2043	8,719	8,796
5.00%, 4/20/2043	23,129	23,332
5.00%, 5/20/2043	7,879	7,948
5.00%, 8/20/2043	37,277	37,607
5.00%, 5/20/2044	20,489	20,670
5.00%, 6/20/2044	11,760	11,864
5.00%, 7/20/2044	31,132	31,407
5.00%, 12/20/2045	156,886	158,307
5.00%, 4/20/2048	15,772	15,910
5.00%, 5/20/2048	93,603	93,906
5.00%, 7/20/2048	31,739	31,888
5.00%, 10/20/2048	46,318	46,537
5.00%, 12/20/2048	114,641	115,183
5.00%, 1/20/2049	384,828	386,646
5.00%, 2/20/2049	310,335	311,802
5.00%, 4/20/2049	138,069	138,722
5.00%, 6/20/2049	818,398	821,067
5.00%, 7/20/2049	121,009	121,401
5.00%, 5/20/2050	321,617	324,730
5.00%, 6/20/2052	432,157	429,084
5.00%, 11/20/2052	8,038,318	7,986,596
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Security Description	Principal Amount	Value
5.00%, 12/20/2052	$8,075,231	$8,023,271
5.00%, 1/20/2053	7,783,146	7,732,042
5.00%, 4/20/2053	3,849,759	3,824,393
5.00%, 5/20/2053	12,934,778	12,831,807
5.00%, 7/20/2053	18,199,148	18,047,388
5.00%, 11/20/2053	1,511,561	1,498,385
5.00%, 5/20/2054	9,749,366	9,646,920
5.00%, 7/20/2054	3,281,937	3,249,441
5.00%, 1/20/2055	24,582,316	24,295,472
5.00%, 5/20/2055	25,929,552	25,588,169
5.00%, 12/20/2055	9,911,700	9,781,205
5.00%, 1/20/2056	29,607,991	29,218,179
5.00%, 4/20/2056	22,982,697	22,672,898
5.00%, 6/20/2056	30,017,460	29,612,835
5.50%, 9/15/2035	21,119	21,406
5.50%, 7/15/2038	6,615	6,759
5.50%, 3/15/2039	28,492	29,318
5.50%, 2/20/2049	32,052	32,730
5.50%, 12/20/2052	7,165,119	7,270,372
5.50%, 5/20/2053	14,710,735	14,926,626
5.50%, 7/20/2053	3,137,306	3,180,221
5.50%, 8/20/2053	6,517,833	6,601,539
5.50%, 10/20/2053	7,433,921	7,527,520
5.50%, 5/20/2054	14,098,657	14,240,416
5.50%, 8/20/2054	3,441,950	3,479,136
5.50%, 9/20/2054	16,397,754	16,563,978
5.50%, 12/20/2054	23,590,701	23,788,515
5.50%, 2/20/2055	1,427,392	1,438,794
5.50%, 3/20/2055	10,280,039	10,338,544
5.50%, 6/20/2055	38,388,759	38,645,593
5.50%, 7/20/2055	22,367,650	22,498,802
5.50%, 9/20/2055	4,102,434	4,127,742
5.50%, 5/20/2056	14,951,579	15,038,949
5.50%, 6/20/2056	992,056	997,853
6.00%, 8/15/2040	8,976	9,405
6.00%, 9/15/2040	17,325	18,178
6.00%, 1/20/2046	41,921	43,912
6.00%, 12/20/2052	2,363,573	2,437,064
6.00%, 1/20/2053	931,308	959,214
6.00%, 4/20/2053	462,406	475,545
6.00%, 8/20/2053	3,316,658	3,410,900
6.00%, 9/20/2053	5,878,092	6,045,116
6.00%, 2/20/2054	6,608,915	6,796,706
6.00%, 6/20/2054	12,779,026	13,125,821
6.00%, 9/20/2054	12,496,640	12,835,772
6.00%, 2/20/2055	7,920,729	8,082,717
6.00%, 3/20/2055	9,463,489	9,657,029
6.00%, 6/20/2055	15,499,002	15,815,975
6.00%, 7/20/2055	1,943,850	1,983,623
6.00%, 9/20/2055	12,206,331	12,459,157
6.00%, 3/20/2056	6,794,482	6,951,447
6.50%, 1/20/2053	1,070,827	1,114,690
6.50%, 2/20/2053	158,575	165,070
6.50%, 7/20/2053	847,311	883,539
6.50%, 2/20/2054	2,795,241	2,910,804
Security Description	Principal Amount	Value
6.50%, 6/20/2054	$11,410,477	$11,843,746
6.50%, 8/20/2054	1,762,049	1,828,876
6.50%, 3/20/2055	2,937,387	3,039,464
6.50%, 9/20/2055	6,889,684	7,138,180
7.00%, 9/20/2053	553,076	574,305
Government National Mortgage Association, TBA:
2.50%, 7/20/2056 (a)	15,400,000	13,150,907
3.00%, 7/20/2056 (a)	10,000,000	8,878,080
3.50%, 7/20/2056 (a)	8,750,000	7,855,566
4.00%, 7/20/2056 (a)	12,925,000	12,007,415
4.50%, 7/20/2056 (a)	17,500,000	16,804,620
5.00%, 7/20/2056 (a)	38,625,000	38,078,958
5.50%, 7/20/2056 (a)	34,825,000	34,999,125
6.00%, 7/20/2056 (a)	14,500,000	14,798,265
6.50%, 7/20/2054 (a)	14,450,000	14,972,223
Uniform Mortgage-Backed Security, TBA:
2.00%, 7/1/2041 (a)	13,475,000	12,273,111
2.00%, 7/1/2056 (a)	21,525,000	17,180,136
2.50%, 7/1/2056 (a)	26,900,000	22,473,739
3.00%, 7/1/2041 (a)	1,875,000	1,770,939
3.00%, 7/1/2056 (a)	16,325,000	14,236,543
3.50%, 7/1/2041 (a)	3,325,000	3,166,707
3.50%, 7/1/2056 (a)	35,900,000	32,580,865
4.00%, 7/1/2041 (a)	3,625,000	3,520,034
4.00%, 7/1/2056 (a)	19,700,000	18,407,404
4.50%, 7/1/2039 (a)	6,500,000	6,420,492
4.50%, 7/1/2056 (a)	33,125,000	31,737,261
5.00%, 7/1/2041 (a)	10,250,000	10,289,975
5.00%, 7/1/2056 (a)	54,200,000	53,243,316
5.50%, 7/1/2041 (a)	6,000,000	6,093,240
5.50%, 7/1/2056 (a)	65,400,000	65,600,124
6.00%, 7/1/2056 (a)	23,750,000	24,260,150
6.50%, 7/1/2056 (a)	20,125,000	20,811,665
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,452,738,473)		7,020,727,076

	Shares
SHORT-TERM INVESTMENT — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $579,115,283)	579,115,283	579,115,283
TOTAL INVESTMENTS — 107.4% (Cost $8,031,853,756)		7,599,842,359
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(526,892,379)
NET ASSETS — 100.0%		$7,072,949,980

See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

Abbreviations:
TBA	To Be Announced
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$7,020,727,076	$—	$7,020,727,076
Short-Term Investment	579,115,283	—	—	579,115,283
TOTAL INVESTMENTS	$579,115,283	$7,020,727,076	$—	$7,599,842,359
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	572,946,496	$572,946,496	$1,774,761,781	$1,768,592,994	$—	$—	579,115,283	$579,115,283	$19,858,139
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO ULTRA SHORT T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bills:
3.48%, 1/21/2027	$126,000	$123,362
3.48%, 2/18/2027	158,000	154,188
3.50%, 8/20/2026	505,000	502,422
3.53%, 8/6/2026	934,000	930,624
3.53%, 8/27/2026	505,000	502,065
3.58%, 8/11/2026	450,000	448,136
3.59%, 10/22/2026	250,000	247,060
3.61%, 8/4/2026	450,000	448,466
3.61%, 9/8/2026	200,000	198,593
3.61%, 10/8/2026	250,000	247,444
3.61%, 10/15/2026	250,000	247,280
3.61%, 11/5/2026	225,000	222,019
3.61%, 11/12/2026	225,000	221,854
3.62%, 9/1/2026	200,000	198,747
3.62%, 9/10/2026	615,000	610,579
3.62%, 9/15/2026	200,000	198,460
3.62%, 11/19/2026	225,000	221,680
3.63%, 9/3/2026	790,000	784,867
3.63%, 9/17/2026	625,000	620,063
3.63%, 9/24/2026	615,000	609,691
3.64%, 8/18/2026	450,000	447,805
3.64%, 10/29/2026	430,000	424,609
3.65%, 11/27/2026	374,000	368,164
3.66%, 8/13/2026	505,000	502,799
3.66%, 8/25/2026	525,000	522,068
3.66%, 9/22/2026	200,000	198,329
3.67%, 3/18/2027	150,000	145,919
3.71%, 10/1/2026	405,000	401,134
3.71%, 4/15/2027	150,000	145,465
3.72%, 9/29/2026	250,000	247,724
3.73%, 12/24/2026	477,000	468,053
3.76%, 10/6/2026	250,000	247,506
Security Description	Principal Amount	Value
3.78%, 10/13/2026	$250,000	$247,312
3.81%, 5/13/2027	150,000	145,038
3.83%, 10/20/2026	250,000	247,089
3.84%, 10/27/2026	250,000	246,904
3.87%, 12/3/2026	275,000	270,517
3.89%, 12/10/2026	275,000	270,291
3.89%, 12/17/2026	275,000	270,088
3.99%, 6/10/2027	185,000	178,245
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,736,270)		13,732,659

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $20,690)	20,690	20,690
TOTAL INVESTMENTS — 99.7% (Cost $13,756,960)		13,753,349
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		39,121
NET ASSETS — 100.0%		$13,792,470

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$13,732,659	$—	$13,732,659
Short-Term Investment	20,690	—	—	20,690
TOTAL INVESTMENTS	$20,690	$13,732,659	$—	$13,753,349
See accompanying notes to financial statements.

STATE STREET SPDR PORTFOLIO ULTRA SHORT T-BILL ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026

Affiliate Table
	Number of Shares Held at 10/8/25*	Value at 10/8/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$303,500	$282,810	$—	$—	20,690	$20,690	$505

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	State Street SPDR Portfolio Aggregate Bond ETF	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	State Street SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$9,512,024,440	$11,386,726,647	$1,181,412,570
Investments in affiliated issuers, at value	417,487,221	445,681,953	28,315,319
Total Investments	9,929,511,661	11,832,408,600	1,209,727,889
Foreign currency, at value	1,350	445	—
Cash	—	—	10
Receivable for investments sold	30,794,921	60,297,841	7,107,095
Receivable for fund shares sold	—	754,900	—
Dividends receivable — affiliated issuers	762,684	86,603	6,026
Interest receivable — unaffiliated issuers	79,740,292	138,193,903	16,417,275
Securities lending income receivable — unaffiliated issuers	66,379	51,643	4,790
Securities lending income receivable — affiliated issuers	32,290	127,192	7,886
Receivable from Adviser	37,919	—	—
Receivable for foreign taxes recoverable	1,484	74,641	—
TOTAL ASSETS	10,040,948,980	12,031,995,768	1,233,270,971
LIABILITIES
Due to broker	730,000	—	—
Due to custodian	170,368	712,797	—
Payable upon return of securities loaned	105,386,596	418,386,648	27,896,680
Payable for investments purchased	309,086,407	42,285,231	2,773,087
Payable for fund shares repurchased	—	—	95,507
Advisory fee payable	237,730	369,585	39,553
Trustees’ fees and expenses payable	2,386	2,868	450
Accrued expenses and other liabilities	2,638	2,635	2,637
TOTAL LIABILITIES	415,616,125	461,759,764	30,807,914
NET ASSETS	$9,625,332,855	$11,570,236,004	$1,202,463,057
NET ASSETS CONSIST OF:
Paid-in capital	$10,215,374,872	$11,969,649,692	$1,398,663,432
Total distributable earnings (loss)	(590,042,017)	(399,413,688)	(196,200,375)
NET ASSETS	$9,625,332,855	$11,570,236,004	$1,202,463,057
NET ASSET VALUE PER SHARE
Net asset value per share	$25.51	$33.46	$22.37
Shares outstanding (unlimited amount authorized, $0.01 par value)	377,300,264	345,800,072	53,749,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$9,981,460,926	$11,535,729,003	$1,288,416,550
Investments in affiliated issuers	417,487,221	445,681,953	28,315,319
Total cost of investments	$10,398,948,147	$11,981,410,956	$1,316,731,869
Foreign currency, at cost	$1,266	$407	$—
* Includes investments in securities on loan, at value	$775,718,565	$704,975,471	$47,402,363
See accompanying notes to financial statements.

State Street SPDR Portfolio Long Term Treasury ETF	State Street SPDR Portfolio Treasury ETF	State Street SPDR Portfolio Short Term Corporate Bond ETF	State Street SPDR Portfolio Short Term Treasury ETF	State Street SPDR Portfolio TIPS ETF

$10,480,337,361	$282,139,335	$10,502,165,985	$5,875,983,319	$995,994,021
4,298,393	2,537,718	499,994,570	14,431,401	22,479,137
10,484,635,754	284,677,053	11,002,160,555	5,890,414,720	1,018,473,158
—	—	452	—	—
—	—	—	—	—
34,212,251	—	64,430,886	24,575,988	19,608,017
157,315,710	—	—	87,076	—
21,980	1,514	101,425	20,025	3,794
109,945,397	2,337,119	123,448,096	41,678,164	4,699,977
3,001	3,792	25,133	39,119	146
7,280	333	109,971	637	2,165
—	—	—	—	—
—	—	32,603	—	—
10,786,141,373	287,019,811	11,190,309,121	5,956,815,729	1,042,787,257

—	—	—	—	—
—	—	15,054,290	—	—
—	1,130,415	151,132,935	—	22,242,550
156,583,256	425,490	366,885,206	17,993,580	8,935,195
—	—	82,921	—	—
254,935	6,950	342,512	144,295	99,719
3,921	—	1,831	1,496	2,743
2,636	2,637	2,637	2,636	2,637
156,844,748	1,565,492	533,502,332	18,142,007	31,282,844
$10,629,296,625	$285,454,319	$10,656,806,789	$5,938,673,722	$1,011,504,413

$13,391,393,116	$288,131,301	$10,902,994,874	$6,071,478,864	$1,176,629,766
(2,762,096,491)	(2,676,982)	(246,188,085)	(132,805,142)	(165,125,353)
$10,629,296,625	$285,454,319	$10,656,806,789	$5,938,673,722	$1,011,504,413

$26.22	$30.05	$30.00	$29.00	$25.67
405,400,000	9,500,000	355,200,000	204,800,000	39,400,450

$12,861,505,101	$285,556,751	$10,552,245,202	$5,917,627,408	$1,062,868,035
4,298,393	2,537,718	499,994,570	14,431,401	22,479,137
$12,865,803,494	$288,094,469	$11,052,239,772	$5,932,058,809	$1,085,347,172
$—	$—	$423	$—	$—
$—	$45,020,648	$242,231,216	$411,077,904	$21,709,263

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026

	State Street SPDR Portfolio Intermediate Term Treasury ETF	State Street SPDR Portfolio High Yield Bond ETF	State Street SPDR Portfolio Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$10,057,597,851	$11,057,195,647	$2,082,983,834
Investments in affiliated issuers, at value	22,964,221	454,161,910	60,239,176
Total Investments	10,080,562,072	11,511,357,557	2,143,223,010
Foreign currency, at value	—	441	—
Cash	—	10,099,139	—
Receivable for investments sold	35,418,549	137,929,567	2,627,608
Receivable for fund shares sold	—	177,940	119,049,433
Dividends receivable — unaffiliated issuers	—	28	—
Dividends receivable — affiliated issuers	16,530	144,201	20,928
Interest receivable — unaffiliated issuers	82,873,864	201,647,655	27,381,477
Securities lending income receivable — unaffiliated issuers	92,609	38,387	11,180
Securities lending income receivable — affiliated issuers	17,094	528,091	19,167
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	—	4,649
TOTAL ASSETS	10,198,980,718	11,861,923,006	2,292,337,452
LIABILITIES
Due to broker	—	—	—
Due to custodian	—	—	30,009
Payable upon return of securities loaned	—	423,679,436	54,800,485
Payable for investments purchased	22,923,515	100,158,769	117,794,157
Payable for fund shares repurchased	15,198	—	—
Advisory fee payable	252,443	459,868	48,850
Trustees’ fees and expenses payable	1,945	1,369	419
Accrued expenses and other liabilities	2,636	2,636	2,636
TOTAL LIABILITIES	23,195,737	524,302,078	172,676,556
NET ASSETS	$10,175,784,981	$11,337,620,928	$2,119,660,896
NET ASSETS CONSIST OF:
Paid-in capital	$10,480,242,990	$11,607,473,044	$2,146,773,831
Total distributable earnings (loss)	(304,458,009)	(269,852,116)	(27,112,935)
NET ASSETS	$10,175,784,981	$11,337,620,928	$2,119,660,896
NET ASSET VALUE PER SHARE
Net asset value per share	$28.38	$23.42	$29.04
Shares outstanding (unlimited amount authorized, $0.01 par value)	358,600,336	484,200,000	73,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,234,655,775	$11,203,760,542	$2,104,963,210
Investments in affiliated issuers	22,964,221	454,161,910	60,239,176
Total cost of investments	$10,257,619,996	$11,657,922,452	$2,165,202,386
Foreign currency, at cost	$—	$431	$—
* Includes investments in securities on loan, at value	$1,206,240,819	$460,160,949	$101,264,692
See accompanying notes to financial statements.

State Street SPDR Portfolio Mortgage Backed Bond ETF	State Street SPDR Portfolio Ultra Short T-Bill ETF

$7,020,727,076	$13,732,659
579,115,283	20,690
7,599,842,359	13,753,349
—	—
—	—
85,013,681	3,042,667
—	—
—	—
1,642,968	54
21,871,999	—
—	—
—	—
53,858	—
—	—
7,708,424,865	16,796,070

2,669,455	—
320,000	—
—	—
632,250,470	3,003,034
—	—
230,840	566
1,484	—
2,636	—
635,474,885	3,003,600
$7,072,949,980	$13,792,470

$7,705,151,380	$13,755,313
(632,201,400)	37,157
$7,072,949,980	$13,792,470

$22.30	$25.08
317,200,000	550,000

$7,452,738,473	$13,736,270
579,115,283	20,690
$8,031,853,756	$13,756,960
$—	$—
$—	$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	State Street SPDR Portfolio Aggregate Bond ETF	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	State Street SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$361,851,864	$475,418,793	$60,526,996
Dividend income — affiliated issuers	8,410,254	1,008,382	125,684
Unaffiliated securities lending income	471,866	714,874	34,125
Affiliated securities lending income	561,062	1,925,956	131,767
TOTAL INVESTMENT INCOME (LOSS)	371,295,046	479,068,005	60,818,572
EXPENSES
Advisory fee	2,734,933	4,326,103	454,295
Trustees’ fees and expenses	65,510	77,032	7,889
Miscellaneous expenses	2,778	2,802	2,655
TOTAL EXPENSES	2,803,221	4,405,937	464,839
Expenses waived/reimbursed by the Adviser	(154,979)	—	—
NET EXPENSES	2,648,242	4,405,937	464,839
NET INVESTMENT INCOME (LOSS)	$368,646,804	$474,662,068	$60,353,733
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,785,565)	(13,648,278)	(20,725,353)
In-kind redemptions — unaffiliated issuers	(29,925,482)	89,945,698	(5,250,813)
Net realized gain (loss)	(38,711,047)	76,297,420	(25,976,166)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(438,318)	(117,090,125)	11,726,127
Foreign currency translations	(36)	(12)	—
Net change in unrealized appreciation/depreciation	(438,354)	(117,090,137)	11,726,127
NET REALIZED AND UNREALIZED GAIN (LOSS)	(39,149,401)	(40,792,717)	(14,250,039)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$329,497,403	$433,869,351	$46,103,694
See accompanying notes to financial statements.

State Street SPDR Portfolio Long Term Treasury ETF	State Street SPDR Portfolio Treasury ETF	State Street SPDR Portfolio Short Term Corporate Bond ETF	State Street SPDR Portfolio Short Term Treasury ETF	State Street SPDR Portfolio TIPS ETF

$458,374,694	$6,288,009	$386,834,660	$225,283,575	$49,859,069
995,306	13,766	1,426,864	385,904	79,517
87,843	16,025	222,721	322,106	117
132,947	1,503	1,014,047	60,441	7,286
459,590,790	6,319,303	389,498,292	226,052,026	49,945,989

3,324,806	46,046	3,546,109	1,755,421	1,186,031
84,361	861	61,389	43,270	5,940
2,808	2,640	2,774	2,727	2,651
3,411,975	49,547	3,610,272	1,801,418	1,194,622
—	—	—	—	—
3,411,975	49,547	3,610,272	1,801,418	1,194,622
$456,178,815	$6,269,756	$385,888,020	$224,250,608	$48,751,367

(63,602,253)	35,760	23,530,928	9,687,184	(8,612,877)
(100,455,689)	667,688	23,198,980	7,945,164	(2,238,041)
(164,057,942)	703,448	46,729,908	17,632,348	(10,850,918)

39,928,645	(3,810,333)	(105,788,526)	(72,771,134)	(6,873,685)
—	—	(12)	—	—
39,928,645	(3,810,333)	(105,788,538)	(72,771,134)	(6,873,685)
(124,129,297)	(3,106,885)	(59,058,630)	(55,138,786)	(17,724,603)
$332,049,518	$3,162,871	$326,829,390	$169,111,822	$31,026,764

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended June 30, 2026

	State Street SPDR Portfolio Intermediate Term Treasury ETF	State Street SPDR Portfolio High Yield Bond ETF	State Street SPDR Portfolio Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$365,049,417	$706,874,319	$91,016,942
Dividend income — unaffiliated issuers	—	628	—
Dividend income — affiliated issuers	583,301	2,509,600	398,217
Unaffiliated securities lending income	855,463	435,327	103,514
Affiliated securities lending income	57,575	6,414,106	294,841
Foreign taxes withheld	—	(20)	—
TOTAL INVESTMENT INCOME (LOSS)	366,545,756	716,233,960	91,813,514
EXPENSES
Advisory fee	2,866,327	5,064,283	543,965
Trustees’ fees and expenses	68,060	69,919	12,732
Miscellaneous expenses	2,781	2,793	2,665
TOTAL EXPENSES	2,937,168	5,136,995	559,362
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	2,937,168	5,136,995	559,362
NET INVESTMENT INCOME (LOSS)	$363,608,588	$711,096,965	$91,254,152
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,950,875)	(57,814,249)	1,144,826
In-kind redemptions — unaffiliated issuers	19,531,934	77,081,719	8,714,133
Net realized gain (loss)	16,581,059	19,267,470	9,858,959
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(160,398,448)	(161,564,866)	(21,909,938)
Foreign currency translations	—	(11)	—
Net change in unrealized appreciation/depreciation	(160,398,448)	(161,564,877)	(21,909,938)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(143,817,389)	(142,297,407)	(12,050,979)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$219,791,199	$568,799,558	$79,203,173
See accompanying notes to financial statements.

State Street SPDR Portfolio Mortgage Backed Bond ETF	State Street SPDR Portfolio Ultra Short T-Bill ETF(a)

$239,898,791	$321,250
—	—
19,858,139	505
—	—
—	—
—	—
259,756,930	321,755

2,651,104	4,327
47,088	40
2,740	—
2,700,932	4,367
(357,899)	—
2,343,033	4,367
$257,413,897	$317,388

4,599,329	684
—	—
4,599,329	684

61,538,559	(3,611)
—	—
61,538,559	(3,611)
66,137,888	(2,927)
$323,551,785	$314,461

(a)	For the period October 8, 2025 (commencement of operations) through June 30, 2026.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Portfolio Aggregate Bond ETF		State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$368,646,804	$331,925,376	$474,662,068	$419,799,455
Net realized gain (loss)	(38,711,047)	(52,098,784)	76,297,420	54,714,333
Net change in unrealized appreciation/depreciation	(438,354)	202,462,785	(117,090,137)	213,240,637
Net increase (decrease) in net assets resulting from operations	329,497,403	482,289,377	433,869,351	687,754,425
Net equalization credits and charges	1,955,331	1,249,230	6,077,383	3,268,175
Distributions to shareholders	(364,455,742)	(326,658,755)	(477,817,794)	(419,277,130)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,223,120,830	2,738,443,076	26,000,409,501	21,534,133,021
Cost of shares redeemed	(2,385,175,996)	(1,919,113,515)	(24,448,116,128)	(20,098,045,388)
Net income equalization	(1,955,331)	(1,249,230)	(6,077,383)	(3,268,175)
Other capital	683,180	601,926	459,931	386,774
Net increase (decrease) in net assets from beneficial interest transactions	836,672,683	818,682,257	1,546,675,921	1,433,206,232
Net increase (decrease) in net assets during the period	803,669,675	975,562,109	1,508,804,861	1,704,951,702
Net assets at beginning of period	8,821,663,180	7,846,101,071	10,061,431,143	8,356,479,441
NET ASSETS AT END OF PERIOD	$9,625,332,855	$8,821,663,180	$11,570,236,004	$10,061,431,143
SHARES OF BENEFICIAL INTEREST:
Shares sold	125,600,000	107,600,000	772,600,000	650,600,000
Shares redeemed	(93,100,000)	(75,700,000)	(726,400,000)	(607,600,000)
Net increase (decrease) from share transactions	32,500,000	31,900,000	46,200,000	43,000,000
See accompanying notes to financial statements.

State Street SPDR Portfolio Long Term Corporate Bond ETF		State Street SPDR Portfolio Long Term Treasury ETF		State Street SPDR Portfolio Treasury ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$60,353,733	$53,432,564	$456,178,815	$436,015,576	$6,269,756	$2,809,419
(25,976,166)	(14,989,446)	(164,057,942)	(91,042,017)	703,448	35,324
11,726,127	10,287,807	39,928,645	(203,254,276)	(3,810,333)	300,826
46,103,694	48,730,925	332,049,518	141,719,283	3,162,871	3,145,569
332,965	772,250	(51,121)	2,454,007	182,329	66,269
(60,620,219)	(52,342,067)	(458,398,580)	(431,687,122)	(5,828,599)	(2,647,661)

2,633,639,554	1,752,530,607	4,340,564,908	4,904,170,607	293,566,559	66,780,991
(2,612,500,151)	(1,348,036,211)	(5,026,848,554)	(3,191,155,892)	(96,908,508)	—
(332,965)	(772,250)	51,121	(2,454,007)	(182,329)	(66,269)
154,627	222,663	30,423	36,880	480	124
20,961,065	403,944,809	(686,202,102)	1,710,597,588	196,476,202	66,714,846
6,777,505	401,105,917	(812,602,285)	1,423,083,756	193,992,803	67,279,023
1,195,685,552	794,579,635	11,441,898,910	10,018,815,154	91,461,516	24,182,493
$1,202,463,057	$1,195,685,552	$10,629,296,625	$11,441,898,910	$285,454,319	$91,461,516

116,300,000	77,500,000	163,400,000	180,500,000	9,700,000	2,200,000
(115,600,000)	(59,700,000)	(188,800,000)	(118,000,000)	(3,200,000)	—
700,000	17,800,000	(25,400,000)	62,500,000	6,500,000	2,200,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR Portfolio Short Term Corporate Bond ETF		State Street SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$385,888,020	$386,684,147	$224,250,608	$232,674,334
Net realized gain (loss)	46,729,908	51,990,694	17,632,348	11,273,183
Net change in unrealized appreciation/depreciation	(105,788,538)	75,802,594	(72,771,134)	57,565,756
Net increase (decrease) in net assets resulting from operations	326,829,390	514,477,435	169,111,822	301,513,273
Net equalization credits and charges	5,385,893	123,838	(729,535)	3,352,483
Distributions to shareholders	(384,121,628)	(386,512,865)	(225,523,955)	(232,798,673)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,205,823,232	5,033,449,185	1,779,544,082	2,862,338,186
Cost of shares redeemed	(3,856,135,882)	(4,429,003,067)	(1,583,727,944)	(1,627,356,702)
Net income equalization	(5,385,893)	(123,838)	729,535	(3,352,483)
Other capital	73,451	56,524	16,642	11,584
Net increase (decrease) in net assets from beneficial interest transactions	2,344,374,908	604,378,804	196,562,315	1,231,640,585
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	2,292,468,563	732,467,212	139,420,647	1,303,707,668
Net assets at beginning of period	8,364,338,226	7,631,871,014	5,799,253,075	4,495,545,407
NET ASSETS AT END OF PERIOD	$10,656,806,789	$8,364,338,226	$5,938,673,722	$5,799,253,075
SHARES OF BENEFICIAL INTEREST:
Shares sold	206,100,000	167,900,000	61,000,000	98,100,000
Shares redeemed	(128,000,000)	(147,700,000)	(54,200,000)	(55,800,000)
Net increase (decrease) from share transactions	78,100,000	20,200,000	6,800,000	42,300,000
See accompanying notes to financial statements.

State Street SPDR Portfolio TIPS ETF		State Street SPDR Portfolio Intermediate Term Treasury ETF		State Street SPDR Portfolio High Yield Bond ETF
Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25

$48,751,367	$27,247,869	$363,608,588	$273,366,487	$711,096,965	$505,244,722
(10,850,918)	(42,863,700)	16,581,059	3,860,122	19,267,470	37,392,805
(6,873,685)	70,332,557	(160,398,448)	159,837,348	(161,564,877)	42,086,206
31,026,764	54,716,726	219,791,199	437,063,957	568,799,558	584,723,733
(1,497,169)	1,774,260	1,093,489	3,166,376	8,020,966	12,610,824
(46,547,621)	(28,665,922)	(359,562,597)	(267,137,585)	(719,105,553)	(499,286,685)

242,774,295	227,047,713	2,982,549,067	5,796,442,720	7,260,886,236	8,869,681,626
(185,261,278)	(295,657,549)	(1,483,343,647)	(2,951,389,693)	(4,437,618,404)	(4,966,882,596)
1,497,169	(1,774,260)	(1,093,489)	(3,166,376)	(8,020,966)	(12,610,824)
1,255	540	13,636	10,262	385,263	544,157
59,011,441	(70,383,556)	1,498,125,567	2,841,896,913	2,815,632,129	3,890,732,363
—	—	—	—	—	5,847
41,993,415	(42,558,492)	1,359,447,658	3,014,989,661	2,673,347,100	3,988,786,082
969,510,998	1,012,069,490	8,816,337,323	5,801,347,662	8,664,273,828	4,675,487,746
$1,011,504,413	$969,510,998	$10,175,784,981	$8,816,337,323	$11,337,620,928	$8,664,273,828

9,300,000	8,800,000	103,800,000	203,600,000	307,600,000	376,200,000
(7,100,000)	(11,400,000)	(51,600,000)	(104,300,000)	(188,400,000)	(212,200,000)
2,200,000	(2,600,000)	52,200,000	99,300,000	119,200,000	164,000,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR Portfolio Corporate Bond ETF		State Street SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/26	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$91,254,152	$87,687,612	$257,413,897	$213,172,414
Net realized gain (loss)	9,858,959	(4,635,066)	4,599,329	(4,740,682)
Net change in unrealized appreciation/depreciation	(21,909,938)	20,203,823	61,538,559	143,627,875
Net increase (decrease) in net assets resulting from operations	79,203,173	103,256,369	323,551,785	352,059,607
Net equalization credits and charges	1,638,754	550,421	(2,177,738)	753,324
Distributions to shareholders	(91,216,797)	(87,874,954)	(267,004,300)	(213,891,985)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,409,111,355	1,645,373,213	957,728,177	1,051,846,993
Cost of shares redeemed	(906,784,741)	(1,494,954,726)	(100,682,610)	(213,273,394)
Net income equalization	(1,638,754)	(550,421)	2,177,738	(753,324)
Other capital	24,559	34,040	458,566	430,820
Net increase (decrease) in net assets from beneficial interest transactions	500,712,419	149,902,106	859,681,871	838,251,095
Net increase (decrease) in net assets during the period	490,337,549	165,833,942	914,051,618	977,172,041
Net assets at beginning of period	1,629,323,347	1,463,489,405	6,158,898,362	5,181,726,321
NET ASSETS AT END OF PERIOD	$2,119,660,896	$1,629,323,347	$7,072,949,980	$6,158,898,362
SHARES OF BENEFICIAL INTEREST:
Shares sold	48,200,000	56,750,000	42,800,000	48,200,000
Shares redeemed	(31,000,000)	(51,950,000)	(4,500,000)	(9,800,000)
Net increase (decrease) from share transactions	17,200,000	4,800,000	38,300,000	38,400,000
See accompanying notes to financial statements.

State Street SPDR Portfolio Ultra Short T-Bill ETF
For the Period 10/8/25*- 6/30/26

$317,388
684
(3,611)
314,461
786
(277,304)

13,755,313
—
(786)
—
13,754,527
13,792,470
—
$13,792,470

550,000
—
550,000

*	Commencement of operations.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$25.58	$25.08	$25.35	$26.35	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.04	1.00	0.93	0.74	0.55
Net realized and unrealized gain (loss) (b)	(0.09)	0.49	(0.29)	(1.01)	(3.59)
Total from investment operations	0.95	1.49	0.64	(0.27)	(3.04)
Net equalization credits and charges	0.01	0.00 (c)	0.01	0.00 (c)	0.00 (c)
Contribution from affiliate	—	—	—	0.00 (c)	—
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.03)	(0.99)	(0.92)	(0.73)	(0.61)
Net asset value, end of period	$25.51	$25.58	$25.08	$25.35	$26.35
Total return (d)	3.79%	6.07%	2.62%	(1.01)%(e)	(10.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,625,333	$8,821,663	$7,846,101	$6,674,136	$6,271,346
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%	0.03%
Net expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	4.04%	3.95%	3.73%	2.90%	1.90%
Portfolio turnover rate (f)	18%(g)	17%(g)	13%(g)	12%(g)	18%(g)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2023, the total return would have remained (1.01)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
(g)
The portfolio turnover calculated for the years ended 06/30/26, 06/30/25, 06/30/24, 6/30/23, and 6/30/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 66%, 51%, 56%, 68% and 104%, respectively.

See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$33.58	$32.57	$32.08	$32.62	$36.68
Income (loss) from investment operations:
Net investment income (loss) (a)	1.48	1.47	1.39	1.07	0.59
Net realized and unrealized gain (loss) (b)	(0.13)	1.01	0.45	(0.58)	(4.05)
Total from investment operations	1.35	2.48	1.84	0.49	(3.46)
Net equalization credits and charges	0.02	0.01	0.01	0.02	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.49)	(1.48)	(1.36)	(1.05)	(0.60)
Net asset value, end of period	$33.46	$33.58	$32.57	$32.08	$32.62
Total return (d)	4.13%	7.82%	5.90%	1.63%	(9.54)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,570,236	$10,061,431	$8,356,479	$6,288,303	$5,675,912
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.05%
Net investment income (loss)	4.39%	4.45%	4.31%	3.33%	1.68%
Portfolio turnover rate (e)	34%	30%	30%	26%	28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$22.54	$22.54	$23.16	$24.05	$31.78
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	1.18	1.13	1.05	0.95
Net realized and unrealized gain (loss) (b)	(0.18)	(0.03)	(0.62)	(0.90)	(7.72)
Total from investment operations	1.02	1.15	0.51	0.15	(6.77)
Net equalization credits and charges (a)	0.01	0.02	0.00 (c)	(0.00)(c)	(0.01)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.01
Distributions to shareholders from:
Net investment income	(1.20)	(1.17)	(1.13)	(1.04)	(0.96)
Net asset value, end of period	$22.37	$22.54	$22.54	$23.16	$24.05
Total return (d)	4.68%	5.25%	2.35%	0.73%	(21.79)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,202,463	$1,195,686	$794,580	$707,523	$609,615
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.05%
Net investment income (loss)	5.31%	5.21%	5.04%	4.53%	3.22%
Portfolio turnover rate (e)	26%	16%	15%	18%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$26.56	$27.20	$29.88	$33.02	$41.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	1.08	1.01	0.88	0.74
Net realized and unrealized gain (loss) (b)	(0.34)	(0.66)	(2.71)	(3.16)	(8.30)
Total from investment operations	0.75	0.42	(1.70)	(2.28)	(7.56)
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.02	0.00 (c)	0.03
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.09)	(1.07)	(1.00)	(0.86)	(0.73)
Net asset value, end of period	$26.22	$26.56	$27.20	$29.88	$33.02
Total return (d)	2.87%	1.54%	(5.60)%	(6.91)%	(18.51)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,629,297	$11,441,899	$10,018,815	$7,010,339	$5,854,774
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.07%	0.06%
Net investment income (loss)	4.12%	3.97%	3.70%	2.87%	1.92%
Portfolio turnover rate (e)	4%	4%	3%	4%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Treasury ETF
	Year Ended 6/30/26	Year Ended 6/30/25	For the Period 5/22/24*- 6/30/24
Net asset value, beginning of period	$30.49	$30.23	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	1.30	0.15
Net realized and unrealized gain (loss) (b)	(0.47)	0.25	0.12
Total from investment operations	0.77	1.55	0.27
Net equalization credits and charges (a)	0.04	0.03	—
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.25)	(1.32)	(0.04)
Net asset value, end of period	$30.05	$30.49	$30.23
Total return (d)	2.71%	5.32%	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$285,454	$91,462	$24,182
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%(e)
Net investment income (loss)	4.08%	4.31%	4.68%(e)
Portfolio turnover rate (f)	19%	20%	2%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$30.19	$29.71	$29.39	$29.72	$31.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.31	1.44	1.37	0.90	0.30
Net realized and unrealized gain (loss) (b)	(0.20)	0.48	0.31	(0.38)	(1.49)
Total from investment operations	1.11	1.92	1.68	0.52	(1.19)
Net equalization credits and charges (a)	0.02	0.00 (c)	(0.00)(c)	0.00 (c)	(0.00)(c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.32)	(1.44)	(1.36)	(0.85)	(0.32)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(1.32)	(1.44)	(1.36)	(0.85)	(0.37)
Net asset value, end of period	$30.00	$30.19	$29.71	$29.39	$29.72
Total return (d)	3.86%	6.60%	5.82%	1.79%	(3.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,656,807	$8,364,338	$7,631,871	$8,024,153	$7,365,332
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.05%
Net investment income (loss)	4.35%	4.79%	4.65%	3.04%	0.97%
Portfolio turnover rate (e)	56%	51%	51%	47%	56%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$29.29	$28.87	$28.78	$29.44	$30.63
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.21	1.19	0.80	0.12
Net realized and unrealized gain (loss) (b)	(0.28)	0.41	0.10	(0.79)	(1.21)
Total from investment operations	0.84	1.62	1.29	0.01	(1.09)
Net equalization credits and charges (a)	(0.00)(c)	0.02	(0.02)	0.01	(0.00)(c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.13)	(1.22)	(1.18)	(0.68)	(0.10)
Net asset value, end of period	$29.00	$29.29	$28.87	$28.78	$29.44
Total return (d)	2.91%	5.76%	4.50%	0.09%	(3.55)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,938,674	$5,799,253	$4,495,545	$5,597,876	$3,324,089
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.06%	0.06%
Net investment income (loss)	3.83%	4.15%	4.13%	2.76%	0.40%
Portfolio turnover rate (e)	53%	56%	54%	50%	52%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio TIPS ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$26.06	$25.43	$25.83	$27.52	$31.15
Income (loss) from investment operations:
Net investment income (loss) (a)	1.29	0.76	0.84	1.22	1.88
Net realized and unrealized gain (loss) (b)	(0.42)	0.60	(0.51)	(1.77)	(3.48)
Total from investment operations	0.87	1.36	0.33	(0.55)	(1.60)
Net equalization credits and charges (a)	(0.04)	0.05	0.26	0.18	(0.08)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.22)	(0.78)	(0.99)	(1.32)	(1.95)
Net asset value, end of period	$25.67	$26.06	$25.43	$25.83	$27.52
Total return (d)	3.24%	5.61%	2.38%	(1.42)%	(5.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,011,504	$969,511	$1,012,069	$1,681,335	$2,847,828
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income (loss)	4.93%	2.93%	3.30%	4.59%	6.15%
Portfolio turnover rate (e)	17%	18%	18%	14%	14%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$28.77	$28.01	$28.28	$29.46	$32.38
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	1.08	0.99	0.65	0.25
Net realized and unrealized gain (loss) (b)	(0.39)	0.75	(0.31)	(1.21)	(2.94)
Total from investment operations	0.70	1.83	0.68	(0.56)	(2.69)
Net equalization credits and charges (a)	0.00 (c)	0.01	0.02	(0.01)	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.09)	(1.08)	(0.97)	(0.61)	(0.23)
Net asset value, end of period	$28.38	$28.77	$28.01	$28.28	$29.46
Total return (d)	2.43%	6.68%	2.52%	(1.94)%	(8.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,175,785	$8,816,337	$5,801,348	$4,395,081	$3,826,669
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.07%	0.06%
Net investment income (loss)	3.81%	3.80%	3.56%	2.26%	0.81%
Portfolio turnover rate (e)	26%	24%	19%	19%	22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$23.74	$23.26	$22.78	$22.40	$26.84
Income (loss) from investment operations:
Net investment income (loss) (a)	1.66	1.78	1.83	1.57	1.24
Net realized and unrealized gain (loss) (b)	(0.30)	0.46	0.39	0.37	(4.40)
Total from investment operations	1.36	2.24	2.22	1.94	(3.16)
Net equalization credits and charges (a)	0.02	0.04	0.06	0.01	0.04
Contribution from affiliate (Note 6)	—	0.00 (c)	—	—	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.70)	(1.80)	(1.80)	(1.57)	(1.32)
Net asset value, end of period	$23.42	$23.74	$23.26	$22.78	$22.40
Total return (d)	6.01%	10.12%(e)	10.47%	8.96%	(12.19)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,337,621	$8,664,274	$4,675,488	$1,109,165	$685,361
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.10%	0.10%
Net investment income (loss)	7.02%	7.56%	7.94%	6.91%	4.87%
Portfolio turnover rate (f)	71%	52%	32%	25%	31%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30,2025 and June 30, 2022, the total return would have remained 10.12% and (12.19)% respectively.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$29.20	$28.70	$28.80	$29.54	$35.37
Income (loss) from investment operations:
Net investment income (loss) (a)	1.47	1.51	1.49	1.26	0.84
Net realized and unrealized gain (loss) (b)	(0.18)	0.49	(0.17)	(0.83)	(5.75)
Total from investment operations	1.29	2.00	1.32	0.43	(4.91)
Net equalization credits and charges (a)	0.03	0.01	0.05	0.03	0.00 (c)
Contribution from affiliate	—	—	—	0.00 (c)	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.48)	(1.51)	(1.47)	(1.20)	(0.84)
Net realized gains	—	—	—	—	(0.08)
Total distributions	(1.48)	(1.51)	(1.47)	(1.20)	(0.92)
Net asset value, end of period	$29.04	$29.20	$28.70	$28.80	$29.54
Total return (d)	4.61%	7.15%	4.88%	1.66%(e)	(14.17)%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,119,661	$1,629,323	$1,463,489	$714,311	$341,187
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	5.03%	5.19%	5.21%	4.37%	2.50%
Portfolio turnover rate (g)	25%	22%	21%	20%	21%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.66%.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net asset value, beginning of period	$22.08	$21.55	$21.85	$22.85	$25.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	0.82	0.74	0.60	0.34
Net realized and unrealized gain (loss) (b)	0.27	0.54	(0.31)	(0.94)	(2.70)
Total from investment operations	1.14	1.36	0.43	(0.34)	(2.36)
Net equalization credits and charges (a)	(0.01)	0.00 (c)	0.01	0.00 (c)	0.01
Contribution from affiliate	—	—	—	—	0.00 (c)
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.91)	(0.83)	(0.74)	(0.66)	(0.64)
Net asset value, end of period	$22.30	$22.08	$21.55	$21.85	$22.85
Total return (d)	5.15%	6.44%	2.07%	(1.46)%	(9.25)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,072,950	$6,158,898	$5,181,726	$4,382,477	$3,975,236
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.04%
Net expenses	0.04%	0.04%	0.03%	0.04%	0.03%
Net investment income (loss)	3.88%	3.76%	3.44%	2.72%	1.36%
Portfolio turnover rate (f)	15%(g)	12%(g)	10%(g)	14%(g)	26%(g)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)
The portfolio turnover calculated for the years ended 6/30/26, 6/30/25, 6/30/24, 6/30/23, and 6/30/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 165%, 116%, 120%, 125%, and 157%, respectively.

See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street SPDR Portfolio Ultra Short T-Bill ETF
For the Period 10/8/25*- 6/30/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67
Net realized and unrealized gain (loss) (b)	0.00 (c)
Total from investment operations	0.67
Net equalization credits and charges (a)	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.59)
Net asset value, end of period	$25.08
Total return (d)	2.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,792
Ratios to average net assets:
Total expenses	0.05%(e)
Net investment income (loss)	3.67%(e)
Portfolio turnover rate (f)	0%(c)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1. Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street SPDR Portfolio Aggregate Bond ETF (formerly SPDR Portfolio Aggregate Bond ETF)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly SPDR Portfolio Intermediate Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Corporate Bond ETF (formerly SPDR Portfolio Long Term Corporate Bond ETF)
State Street SPDR Portfolio Long Term Treasury ETF (formerly SPDR Portfolio Long Term Treasury ETF)
State Street SPDR Portfolio Treasury ETF (formerly SPDR Portfolio Treasury ETF)
State Street SPDR Portfolio Short Term Corporate Bond ETF (formerly SPDR Portfolio Short Term Corporate Bond ETF)
State Street SPDR Portfolio Short Term Treasury ETF (formerly SPDR Portfolio Short Term Treasury ETF)
State Street SPDR Portfolio TIPS ETF (formerly SPDR Portfolio TIPS ETF)
State Street SPDR Portfolio Intermediate Term Treasury ETF (formerly SPDR Portfolio Intermediate Term Treasury ETF)
State Street SPDR Portfolio High Yield Bond ETF (formerly SPDR Portfolio High Yield Bond ETF)
State Street SPDR Portfolio Corporate Bond ETF (formerly SPDR Portfolio Corporate Bond ETF)
State Street SPDR Portfolio Mortgage Backed Bond ETF (formerly SPDR Portfolio Mortgage Backed Bond ETF)
State Street SPDR Portfolio Ultra Short T-Bill ETF
The State Street SPDR Portfolio Ultra Short T-Bill ETF was formed on October 7, 2025 and commenced operations on October 8, 2025.
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Some portion of each distribution may result in a return of capital. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

4. Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The State Street SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the State Street SPDR Portfolio Aggregate Bond ETF and the State Street SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
5. Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
6. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Portfolio Aggregate Bond ETF	0.03%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
State Street SPDR Portfolio Long Term Corporate Bond ETF	0.04
State Street SPDR Portfolio Long Term Treasury ETF	0.03
State Street SPDR Portfolio Treasury ETF	0.03
State Street SPDR Portfolio Short Term Corporate Bond ETF	0.04
State Street SPDR Portfolio Short Term Treasury ETF	0.03
State Street SPDR Portfolio TIPS ETF	0.12
State Street SPDR Portfolio Intermediate Term Treasury ETF	0.03
State Street SPDR Portfolio High Yield Bond ETF	0.05
State Street SPDR Portfolio Corporate Bond ETF	0.03
State Street SPDR Portfolio Mortgage Backed Bond ETF	0.04
State Street SPDR Portfolio Ultra Short T-Bill ETF	0.05

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2026 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty-five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2026 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2025, SSGA FM made a contribution of $5,847 to the SPDR Portfolio High Yield Bond ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street SPDR Portfolio Aggregate Bond ETF	$1,061,888,048	$1,153,468,809	$552,448,792	$410,922,414
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	3,670,045,768	3,617,856,103
State Street SPDR Portfolio Long Term Corporate Bond ETF	—	—	310,501,868	296,222,465
State Street SPDR Portfolio Long Term Treasury ETF	387,785,887	396,790,845	—	—
State Street SPDR Portfolio Treasury ETF	29,213,731	29,800,014	—	—
State Street SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,932,284,022	4,959,299,525
State Street SPDR Portfolio Short Term Treasury ETF	3,072,955,596	3,138,698,256	—	—
State Street SPDR Portfolio TIPS ETF	171,664,238	212,458,823	—	—
State Street SPDR Portfolio Intermediate Term Treasury ETF	2,411,027,129	2,446,435,340	—	—
State Street SPDR Portfolio High Yield Bond ETF	—	—	7,109,869,243	7,070,975,747
State Street SPDR Portfolio Corporate Bond ETF	—	—	452,935,659	448,067,432
State Street SPDR Portfolio Mortgage Backed Bond ETF	1,598,931,391	902,125,684	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street SPDR Portfolio Ultra Short T-Bill ETF	$354,532	$—	$—	$—
For the year ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Portfolio Aggregate Bond ETF	$2,451,682,987	$1,750,768,896	$(29,925,482)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	25,549,479,647	24,097,750,161	89,945,698
State Street SPDR Portfolio Long Term Corporate Bond ETF	2,573,095,074	2,564,791,528	(5,250,813)
State Street SPDR Portfolio Long Term Treasury ETF	4,269,250,858	4,955,438,038	(100,455,689)
State Street SPDR Portfolio Treasury ETF	290,200,486	95,856,871	667,688
State Street SPDR Portfolio Short Term Corporate Bond ETF	6,118,529,529	3,780,241,021	23,198,980
State Street SPDR Portfolio Short Term Treasury ETF	1,754,409,011	1,546,217,020	7,945,164
State Street SPDR Portfolio TIPS ETF	245,599,240	189,268,444	(2,238,041)
State Street SPDR Portfolio Intermediate Term Treasury ETF	2,942,944,170	1,454,850,348	19,531,934
State Street SPDR Portfolio High Yield Bond ETF	7,024,346,745	4,327,162,510	77,081,719
State Street SPDR Portfolio Corporate Bond ETF	1,379,657,451	893,276,416	8,714,133
State Street SPDR Portfolio Mortgage Backed Bond ETF	122,009,022	—	—
State Street SPDR Portfolio Ultra Short T-Bill ETF	13,728,607	—	—
9. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10. Income Tax Information
The Funds, other than State Street SPDR Portfolio Ultra Short T-Bill ETF, have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The State Street SPDR Portfolio Ultra Short T-Bill ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds, other than State Street SPDR Portfolio Ultra Short T-Bill ETF, file federal and various state and local tax returns as required. The State Street SPDR Portfolio Ultra Short T-Bill ETF will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, passive foreign investment companies, mortgage dollar roll income, TIPS adjustments, amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Portfolio Aggregate Bond ETF	$364,455,742	$—	$364,455,742
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	477,817,794	—	477,817,794
State Street SPDR Portfolio Long Term Corporate Bond ETF	60,620,219	—	60,620,219
State Street SPDR Portfolio Long Term Treasury ETF	458,398,580	—	458,398,580
State Street SPDR Portfolio Treasury ETF	5,814,448	14,151	5,828,599
State Street SPDR Portfolio Short Term Corporate Bond ETF	384,121,628	—	384,121,628
State Street SPDR Portfolio Short Term Treasury ETF	225,523,955	—	225,523,955
State Street SPDR Portfolio TIPS ETF	46,547,621	—	46,547,621
State Street SPDR Portfolio Intermediate Term Treasury ETF	359,562,597	—	359,562,597
State Street SPDR Portfolio High Yield Bond ETF	719,105,553	—	719,105,553
State Street SPDR Portfolio Corporate Bond ETF	91,216,797	—	91,216,797
State Street SPDR Portfolio Mortgage Backed Bond ETF	267,004,300	—	267,004,300
State Street SPDR Portfolio Ultra Short T-Bill ETF	277,304	—	277,304
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street SPDR Portfolio Aggregate Bond ETF	$326,658,755	$ —	$326,658,755
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	419,277,130	—	419,277,130
State Street SPDR Portfolio Long Term Corporate Bond ETF	52,342,067	—	52,342,067
State Street SPDR Portfolio Long Term Treasury ETF	431,687,122	—	431,687,122
State Street SPDR Portfolio Treasury ETF	2,647,661	—	2,647,661
State Street SPDR Portfolio Short Term Corporate Bond ETF	386,512,865	—	386,512,865
State Street SPDR Portfolio Short Term Treasury ETF	232,798,673	—	232,798,673
State Street SPDR Portfolio TIPS ETF	28,665,922	—	28,665,922
State Street SPDR Portfolio Intermediate Term Treasury ETF	267,137,585	—	267,137,585
State Street SPDR Portfolio High Yield Bond ETF	499,286,685	—	499,286,685
State Street SPDR Portfolio Corporate Bond ETF	87,874,954	—	87,874,954
State Street SPDR Portfolio Mortgage Backed Bond ETF	213,891,985	—	213,891,985
At June 30, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR Portfolio Aggregate Bond ETF	$43,343,072	$(162,955,791)	$—	$(470,429,298)	$(590,042,017)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	21,961,233	(268,730,379)	—	(152,644,542)	(399,413,688)
State Street SPDR Portfolio Long Term Corporate Bond ETF	4,107,569	(92,935,465)	—	(107,372,479)	(196,200,375)
State Street SPDR Portfolio Long Term Treasury ETF	21,098,883	(401,709,452)	—	(2,381,485,922)	(2,762,096,491)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street SPDR Portfolio Treasury ETF	$741,676	$—	$—	$(3,418,658)	$(2,676,982)
State Street SPDR Portfolio Short Term Corporate Bond ETF	30,575,891	(223,923,330)	—	(52,840,646)	(246,188,085)
State Street SPDR Portfolio Short Term Treasury ETF	17,378,928	(108,539,981)	—	(41,644,089)	(132,805,142)
State Street SPDR Portfolio TIPS ETF	2,205,977	(98,902,231)	—	(68,429,099)	(165,125,353)
State Street SPDR Portfolio Intermediate Term Treasury ETF	25,744,795	(153,144,880)	—	(177,057,924)	(304,458,009)
State Street SPDR Portfolio High Yield Bond ETF	34,826,273	(142,010,019)	—	(162,668,370)	(269,852,116)
State Street SPDR Portfolio Corporate Bond ETF	4,027,392	(8,782,121)	—	(22,358,206)	(27,112,935)
State Street SPDR Portfolio Mortgage Backed Bond ETF	38,828,856	(238,836,590)	—	(432,193,666)	(632,201,400)
State Street SPDR Portfolio Ultra Short T-Bill ETF	40,768	—	—	(3,611)	37,157
As of June 30, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street SPDR Portfolio Aggregate Bond ETF	$72,328,018	$90,627,773
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	74,398,716	194,331,663
State Street SPDR Portfolio Long Term Corporate Bond ETF	23,362,616	69,572,849
State Street SPDR Portfolio Long Term Treasury ETF	45,337,678	356,371,774
State Street SPDR Portfolio Short Term Corporate Bond ETF	31,160,968	192,762,362
State Street SPDR Portfolio Short Term Treasury ETF	32,861,055	75,678,926
State Street SPDR Portfolio TIPS ETF	25,080,156	73,822,075
State Street SPDR Portfolio Intermediate Term Treasury ETF	4,393,172	148,751,708
State Street SPDR Portfolio High Yield Bond ETF	41,704,324	100,305,695
State Street SPDR Portfolio Corporate Bond ETF	—	8,782,121
State Street SPDR Portfolio Mortgage Backed Bond ETF	125,565,262	113,271,328
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Portfolio Aggregate Bond ETF	$10,399,941,042	$24,136,275	$494,565,656	$(470,429,381)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	11,985,054,007	8,521,997	161,167,404	(152,645,407)
State Street SPDR Portfolio Long Term Corporate Bond ETF	1,317,100,368	1,004,970	108,377,449	(107,372,479)
State Street SPDR Portfolio Long Term Treasury ETF	12,866,121,676	898,716	2,382,384,638	(2,381,485,922)
State Street SPDR Portfolio Treasury ETF	288,095,711	18,956	3,437,614	(3,418,658)
State Street SPDR Portfolio Short Term Corporate Bond ETF	11,055,001,230	2,624,594	55,465,269	(52,840,675)
State Street SPDR Portfolio Short Term Treasury ETF	5,932,058,809	—	41,644,089	(41,644,089)
State Street SPDR Portfolio TIPS ETF	1,086,902,257	—	68,429,099	(68,429,099)
State Street SPDR Portfolio Intermediate Term Treasury ETF	10,257,619,996	—	177,057,924	(177,057,924)
State Street SPDR Portfolio High Yield Bond ETF	11,674,025,937	62,017,779	224,686,159	(162,668,380)
State Street SPDR Portfolio Corporate Bond ETF	2,165,581,216	5,178,150	27,536,356	(22,358,206)
State Street SPDR Portfolio Mortgage Backed Bond ETF	8,032,036,025	33,511,952	465,705,618	(432,193,666)
State Street SPDR Portfolio Ultra Short T-Bill ETF	13,756,960	25	3,636	(3,611)
11. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street SPDR Portfolio Aggregate Bond ETF	$775,718,565	$105,386,596	$688,572,259	$793,958,855
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	704,975,471	418,386,648	302,805,133	721,191,781
State Street SPDR Portfolio Long Term Corporate Bond ETF	47,402,363	27,896,680	20,787,568	48,684,248
State Street SPDR Portfolio Treasury ETF	45,020,648	1,130,415	44,965,849	46,096,264
State Street SPDR Portfolio Short Term Corporate Bond ETF	242,231,216	151,132,935	96,335,075	247,468,010
State Street SPDR Portfolio Short Term Treasury ETF	411,077,904	—	419,717,898	419,717,898
State Street SPDR Portfolio TIPS ETF	21,709,263	22,242,550	—	22,242,550
State Street SPDR Portfolio Intermediate Term Treasury ETF	1,206,240,819	—	1,235,081,383	1,235,081,383
State Street SPDR Portfolio High Yield Bond ETF	460,160,949	423,679,436	46,402,533	470,081,969
State Street SPDR Portfolio Corporate Bond ETF	101,264,692	54,800,485	48,963,605	103,764,090

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$87,225,777	$—	$—	$—	$87,225,777	$87,225,777
State Street SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	5,827,368	—	—	—	5,827,368	5,827,368
State Street SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	8,859,356	—	—	—	8,859,356	8,859,356
State Street SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	3,474,095	—	—	—	3,474,095	3,474,095
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	418,386,648	—	—	—	418,386,648	418,386,648

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	$27,896,680	$—	$—	$—	$27,896,680	$27,896,680
State Street SPDR Portfolio Treasury ETF	U.S. Treasury Obligations	1,130,415	—	—	—	1,130,415	1,130,415
State Street SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	151,132,935	—	—	—	151,132,935	151,132,935
State Street SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	22,242,550	—	—	—	22,242,550	22,242,550
State Street SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	423,679,436	—	—	—	423,679,436	423,679,436
State Street SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	54,800,485	—	—	—	54,800,485	54,800,485
12. Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2026:
State Street SPDR Portfolio Aggregate Bond ETF
State Street SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2026.
13. Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street SPDR Portfolio Aggregate Bond ETF, State Street SPDR Portfolio Intermediate Term Corporate Bond ETF, State Street SPDR Portfolio Long Term Corporate Bond ETF, State Street SPDR Portfolio Long Term Treasury ETF, State Street SPDR Portfolio Treasury ETF, State Street SPDR Portfolio Short Term Corporate Bond ETF, State Street SPDR Portfolio Short Term Treasury ETF, State Street SPDR Portfolio TIPS ETF, State Street SPDR Portfolio Intermediate Term Treasury ETF, State Street SPDR Portfolio High Yield Bond ETF, State Street SPDR Portfolio Corporate Bond ETF, State Street SPDR Portfolio Mortgage Backed Bond ETF and State Street SPDR Portfolio Ultra Short T-Bill ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street SPDR Portfolio Aggregate Bond ETF (formerly SPDR Portfolio Aggregate Bond ETF), State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly SPDR Portfolio Intermediate Term Corporate Bond ETF), State Street SPDR Portfolio Long Term Corporate Bond ETF (formerly SPDR Portfolio Long Term Corporate Bond ETF), State Street SPDR Portfolio Long Term Treasury ETF (formerly SPDR Portfolio Long Term Treasury ETF), State Street SPDR Portfolio Treasury ETF (formerly SPDR Portfolio Treasury ETF), State Street SPDR Portfolio Short Term Corporate Bond ETF (formerly SPDR Portfolio Short Term Corporate Bond ETF), State Street SPDR Portfolio Short Term Treasury ETF (formerly SPDR Portfolio Short Term Treasury ETF), State Street SPDR Portfolio TIPS ETF (formerly SPDR Portfolio TIPS ETF), State Street SPDR Portfolio Intermediate Term Treasury ETF (formerly SPDR Portfolio Intermediate Term Treasury ETF), State Street SPDR Portfolio High Yield Bond ETF (formerly SPDR Portfolio High Yield Bond ETF), State Street SPDR Portfolio Corporate Bond ETF (formerly SPDR Portfolio Corporate Bond ETF), State Street SPDR Portfolio Mortgage Backed Bond ETF (formerly SPDR Portfolio Mortgage Backed Bond ETF) and State Street SPDR Portfolio Ultra Short T-Bill ETF (collectively referred to as the “Funds”) (thirteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (thirteen of the funds constituting SPDR® Series Trust) at June 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the SPDR® Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights

State Street SPDR Portfolio Aggregate Bond ETF (formerly SPDR Portfolio
Aggregate Bond ETF)

State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
(formerly SPDR Portfolio Intermediate Term Corporate Bond ETF)

State Street SPDR Portfolio Long Term Corporate Bond ETF (formerly
SPDR Portfolio Long Term Corporate Bond ETF)

State Street SPDR Portfolio Long Term Treasury ETF (formerly SPDR
Portfolio Long Term Treasury ETF)

State Street SPDR Portfolio Short Term Corporate Bond ETF (formerly
SPDR Portfolio Short Term Corporate Bond ETF)

State Street SPDR Portfolio Short Term Treasury ETF (formerly SPDR
Portfolio Short Term Treasury ETF)

State Street SPDR Portfolio TIPS ETF (formerly SPDR Portfolio TIPS ETF)

State Street SPDR Portfolio Intermediate Term Treasury ETF (formerly
SPDR Portfolio Intermediate Term Treasury ETF)

State Street SPDR Portfolio High Yield Bond ETF (formerly SPDR Portfolio
High Yield Bond ETF)

State Street SPDR Portfolio Corporate Bond ETF (formerly SPDR Portfolio
Corporate Bond ETF)

State Street SPDR Portfolio Mortgage Backed Bond ETF (formerly SPDR
Portfolio Mortgage Backed Bond ETF)
	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Individual fund constituting the SPDR® Series Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street SPDR Portfolio Treasury ETF (formerly SPDR Portfolio Treasury ETF)	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the two years in the period ended June 30, 2026 and the period from May 22, 2024 (commencement of operations) through June 30, 2024
State Street SPDR Portfolio Ultra Short T-Bill ETF	For the period from October 8, 2025 (commencement of operations) through June 30, 2026
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
August 27, 2026

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2026.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long-term capital gains dividend was paid from the following Fund during the fiscal year ended June 30, 2026:
Amount
State Street SPDR Portfolio Treasury ETF	$39,787

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (each series of SST, a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Board Considerations Regarding Renewal of Investment Advisory Agreements
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 4, 2026